DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2024
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedule of Investments
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
International Small Company Portfolio
Global Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corporation
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Security Valuation Note within the Notes to Schedules of Investments.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

(r)	The adjustable rate shown is effective as of January 31, 2024.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
††	Security valued using significant unobservable inputs (Level 3).
π
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

Enhanced U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (68.1%)
AUSTRALIA — (0.5%)
Glencore Funding LLC
Ω	4.625%, 04/29/24		1,150	1,146,366
CANADA — (10.1%)
Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.465%, FRN, 5.811%, 01/10/25		173	$173,031
(r)	SOFR + 1.060%, FRN, 6.415%, 06/07/25		110	110,684
(r)	SOFR + 1.330%, FRN, 6.688%, 06/05/26		683	690,334
Bank of Nova Scotia
#	0.700%, 04/15/24		3,000	2,969,917
Brookfield Finance, Inc.
	4.000%, 04/01/24		400	398,515
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.766%, 10/18/24		2,014	2,014,116
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		2,450	2,411,648
Enbridge, Inc.
	2.150%, 02/16/24		500	499,241
PSP Capital, Inc.
	3.290%, 04/04/24	CAD	5,000	3,707,464
Royal Bank of Canada
	2.550%, 07/16/24		2,000	1,973,608
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	9,500	7,049,764
TOTAL CANADA				21,998,322
FRANCE — (3.5%)
Banque Federative du Credit Mutuel SA
Ω	0.650%, 02/27/24		200	199,329
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 0.410%, FRN
(r)Ω	5.771%, 02/04/25		1,000	998,623
BNP Paribas SA
Ω	3.375%, 01/09/25		1,900	1,863,675
BPCE SA
Ω	2.375%, 01/14/25		2,265	2,197,259
Societe Generale SA
Ω	3.875%, 03/28/24		500	498,415
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Ω	2.625%, 10/16/24		2,000	$1,956,956
TOTAL FRANCE				7,714,257
GERMANY — (3.0%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		2,500	2,461,071
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25		1,871	1,835,451
Mercedes-Benz Finance North America LLC
Ω	0.750%, 03/01/24		500	498,014
Ω	3.250%, 08/01/24		1,750	1,729,696
TOTAL GERMANY				6,524,232
IRELAND — (1.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		2,300	2,264,419
ITALY — (2.1%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		2,202	2,167,109
Republic of Italy Government International Bonds
	2.375%, 10/17/24		2,500	2,445,525
TOTAL ITALY				4,612,634
JAPAN — (3.7%)
American Honda Finance Corp.
	0.550%, 07/12/24		1,000	978,307
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24		2,500	2,494,913
Nomura Holdings, Inc.
	2.648%, 01/16/25		2,500	2,434,066
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		300	296,217
Sumitomo Mitsui Trust Bank Ltd.
	0.850%, 03/25/24		2,000	1,986,593
TOTAL JAPAN				8,190,096
NETHERLANDS — (5.6%)
BNG Bank NV
	2.000%, 04/12/24	GBP	500	629,637
	5.250%, 05/20/24	AUD	10,000	6,572,027

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		3,500	$3,452,567
ING Groep NV
	3.550%, 04/09/24		1,500	1,494,513
TOTAL NETHERLANDS				12,148,744
NORWAY — (1.6%)
Kommunalbanken AS
	5.250%, 07/15/24	AUD	5,300	3,486,342
SPAIN — (1.0%)
Banco Santander SA
	2.706%, 06/27/24		1,200	1,186,856
Santander Holdings USA, Inc.
	3.500%, 06/07/24		1,000	991,030
TOTAL SPAIN				2,177,886
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.6%)
International Finance Corp.
	1.450%, 07/22/24	AUD	2,000	1,293,819
SWITZERLAND — (1.1%)
UBS AG
Ω	0.700%, 08/09/24		2,450	2,388,897
UNITED KINGDOM — (2.3%)
BAT Capital Corp.
	3.222%, 08/15/24		580	572,487
HSBC USA, Inc.
	3.750%, 05/24/24		1,250	1,242,578
NatWest Markets PLC
Ω	0.800%, 08/12/24		350	341,454
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		2,958	2,925,590
TOTAL UNITED KINGDOM				5,082,109
UNITED STATES — (32.0%)
American Express Co.
	3.375%, 05/03/24		1,075	1,068,914
American Express Co., Floating Rate Note, SOFR + 0.930%, FRN
(r)	6.288%, 03/04/25		500	503,080
American Water Capital Corp.
	3.400%, 03/01/25		2,600	2,550,787
Ameriprise Financial, Inc.
	3.000%, 04/02/25		1,814	1,773,089
Amgen, Inc.
	3.125%, 05/01/25		3,000	2,929,667
Arrow Electronics, Inc.
	3.250%, 09/08/24		1,500	1,476,564
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Avangrid, Inc.
	3.150%, 12/01/24	266	$260,240
	Bank of New York Mellon Corp., Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.966%, 04/25/25	1,500	1,500,208
	Boardwalk Pipelines LP
	4.950%, 12/15/24	1,500	1,491,044
	Brixmor Operating Partnership LP
	3.850%, 02/01/25	1,800	1,766,641
	Capital One Financial Corp.
	3.200%, 02/05/25	600	587,673
	Cardinal Health, Inc.
	3.079%, 06/15/24	2,750	2,722,826
	Charles Schwab Corp.
#	0.750%, 03/18/24	174	172,954
	Cigna Group
	3.500%, 06/15/24	1,484	1,472,516
	Discover Financial Services
	3.950%, 11/06/24	1,340	1,323,558
	Edison International
	3.550%, 11/15/24	1,500	1,475,547
Elevance Health, Inc.
	3.500%, 08/15/24	200	197,793
	2.375%, 01/15/25	2,800	2,725,846
	Energy Transfer LP
	2.900%, 05/15/25	2,000	1,941,439
	EOG Resources, Inc.
	3.150%, 04/01/25	2,107	2,067,999
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	3,000	2,962,026
	Fidelity National Information Services, Inc.
	0.600%, 03/01/24	2,500	2,489,434
General Motors Financial Co., Inc.
	1.050%, 03/08/24	500	497,711
	3.800%, 04/07/25	1,500	1,474,887
	Georgia-Pacific LLC
Ω	0.625%, 05/15/24	2,000	1,971,960
	HSBC USA, Inc.
	3.500%, 06/23/24	1,100	1,090,593
	International Business Machines Corp.
	3.000%, 05/15/24	2,200	2,184,430
	John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.148%, 06/08/26	1,072	1,078,632
	Kinder Morgan Energy Partners LP
	4.250%, 09/01/24	1,500	1,488,017
	Lazard Group LLC
	3.750%, 02/13/25	1,500	1,473,345
	MPLX LP
	4.875%, 12/01/24	1,250	1,245,059

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	National Rural Utilities Cooperative Finance Corp.
	0.350%, 02/08/24	2,000	$1,998,096
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	2,467,558
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	1,004	989,952
	ONEOK, Inc.
	2.750%, 09/01/24	360	353,876
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	2.700%, 11/01/24	1,183	1,156,359
	Realty Income Corp.
	3.875%, 07/15/24	2,500	2,479,982
	Sherwin-Williams Co.
	4.050%, 08/08/24	1,389	1,379,342
	Simon Property Group LP
	2.000%, 09/13/24	3,650	3,574,756
Ventas Realty LP
	3.750%, 05/01/24	1,000	995,255
	3.500%, 02/01/25	400	392,004
	VF Corp.
	2.400%, 04/23/25	2,740	2,633,469
	Wells Fargo & Co.
#	3.300%, 09/09/24	3,000	2,961,877
	Willis North America, Inc.
	3.600%, 05/15/24	500	496,799
	TOTAL UNITED STATES		69,843,804
	TOTAL BONDS		148,871,927
U.S. TREASURY OBLIGATIONS — (26.5%)
U.S. Treasury Notes
	0.375%, 04/15/24	34,300	33,955,660
	2.250%, 04/30/24	12,000	11,910,000
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.169%, FRN, 5.464%, 04/30/25	4,900	4,898,867
(r)	3M USTMMR + 0.170%, FRN, 5.465%, 10/31/25	7,000	6,996,090
	TOTAL U.S. TREASURY OBLIGATIONS		57,760,617
		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (4.5%)
AUSTRALIA — (0.9%)
Telstra Group Ltd.
Ω	5.654%, 03/08/24	2,000	$1,988,890
CANADA — (0.7%)
TELUS Corp.
Ω	5.711%, 04/18/24	1,600	1,580,566
UNITED STATES — (2.9%)
Amcor Finance USA, Inc.
Ω	5.750%, 02/23/24	1,600	1,594,343
American Honda Finance Corp.
	5.852%, 03/18/24	1,000	992,693
Bayer Corp.
Ω	5.661%, 07/08/24	500	487,721
Dominion Energy, Inc.
Ω	5.720%, 02/06/24	1,600	1,598,558
Oracle Corp.
Ω	5.776%, 03/06/24	1,674	1,665,165
TOTAL UNITED STATES			6,338,480
TOTAL COMMERCIAL PAPER (Cost $9,908,263)			9,907,936
TOTAL INVESTMENT SECURITIES (Cost $220,439,380)			216,540,480

		Shares
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	169,373	1,959,304
TOTAL INVESTMENTS — (100.0%)
(Cost $222,398,666)^^			$218,499,784

Enhanced U.S. Large Company Portfolio
CONTINUED
As of January 31, 2024, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	11,845,674	AUD	17,432,368	Societe Generale	02/05/24	$408,063
USD	10,938,278	CAD	14,618,419	Citibank, N.A.	02/12/24	63,579
Total Appreciation						$471,642
USD	637,837	GBP	504,454	Citibank, N.A.	02/16/24	$(1,528)
Total (Depreciation)						$(1,528)
Total Appreciation (Depreciation)						$470,114
As of January 31, 2024, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	928	03/15/24	$209,470,402	$225,991,200	$16,520,798
Total Futures Contracts			$209,470,402	$225,991,200	$16,520,798
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$1,146,366	—	$1,146,366
Canada	—	21,998,322	—	21,998,322
France	—	7,714,257	—	7,714,257
Germany	—	6,524,232	—	6,524,232
Ireland	—	2,264,419	—	2,264,419
Italy	—	4,612,634	—	4,612,634
Japan	—	8,190,096	—	8,190,096
Netherlands	—	12,148,744	—	12,148,744
Norway	—	3,486,342	—	3,486,342
Spain	—	2,177,886	—	2,177,886
Supranational Organization Obligations	—	1,293,819	—	1,293,819
Switzerland	—	2,388,897	—	2,388,897
United Kingdom	—	5,082,109	—	5,082,109
United States	—	69,843,804	—	69,843,804
U.S. Treasury Obligations	—	57,760,617	—	57,760,617
Commercial Paper	—	9,907,936	—	9,907,936
Securities Lending Collateral	—	1,959,304	—	1,959,304
Forward Currency Contracts**	—	470,114	—	470,114
Futures Contracts**	$16,520,798	—	—	16,520,798
TOTAL	$16,520,798	$218,969,898	—	$235,490,696
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$23,350,403,845
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$23,350,403,845
Summary of the Portfolio’s Master Fund’s investments as of January 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.8%)
COMMUNICATION SERVICES — (2.5%)
#*	Advantage Solutions, Inc.	222,336	$896,014
#*	AMC Networks, Inc., Class A	89,795	1,624,391
*	Angi, Inc.	235,053	557,076
	ATN International, Inc.	120,159	4,433,867
*	Bandwidth, Inc., Class A	194,701	2,694,662
#*	Boston Omaha Corp., Class A	211,089	3,269,769
*	Bumble, Inc., Class A	729,639	10,010,647
	Cable One, Inc.	9,124	5,008,437
#*	Cardlytics, Inc.	70,514	538,727
*	Cargurus, Inc.	4,230	98,305
*	Cars.com, Inc.	535,367	9,331,447
*	Consolidated Communications Holdings, Inc.	879,339	3,816,331
*	Cumulus Media, Inc., Class A	69,249	318,545
#*	Daily Journal Corp.	2,591	832,540
*	DHI Group, Inc.	319,395	731,414
#*	EchoStar Corp., Class A	315,701	4,227,236
#	Entravision Communications Corp., Class A	620,969	2,502,505
#*	EW Scripps Co., Class A	467,685	3,727,449
*	FG Group Holdings, Inc.	123,789	169,591
#*	Frontier Communications Parent, Inc.	573,525	14,125,921
*	Gaia, Inc.	98,514	285,691
#*	Gannett Co., Inc.	342,160	845,135
*»	GCI Liberty, Inc.	134,177	121,355
	Gray Television, Inc.	534,779	5,107,139
*	Integral Ad Science Holding Corp.	277,889	4,043,285
#*	IZEA Worldwide, Inc.	5,509	11,073
	John Wiley & Sons, Inc., Class A	137,782	4,662,543
#	John Wiley & Sons, Inc., Class B	455	15,402
*	Liberty Broadband Corp., Class A	7,061	549,487
*	Liberty Broadband Corp., Class C	49,377	3,873,626
*	Liberty Latin America Ltd., Class A	301,609	2,123,327
#*	Liberty Latin America Ltd., Class C	1,098,334	7,820,138
*	Liberty Media Corp.-Liberty Live, Class A	7,325	269,780
*	Liberty Media Corp.-Liberty Live, Class C	8,643	322,125
*	Liberty Media Corp.-Liberty SiriusXM, Class A	29,300	890,427
*	Liberty Media Corp.-Liberty SiriusXM, Class C	34,572	1,049,606
#*	Lions Gate Entertainment Corp., Class A	35,336	368,554
#*	Lions Gate Entertainment Corp., Class B	86,077	834,947
*	Madison Square Garden Entertainment Corp.	158,837	5,295,626
*	Magnite, Inc.	1,060,817	9,388,230
#	Marcus Corp.	254,572	3,457,088
	News Corp., Class A	546,275	13,460,216
#	News Corp., Class B	192,887	4,932,121
	Nexstar Media Group, Inc.	287,913	51,165,019
#*	Nextdoor Holdings, Inc.	69,360	105,427
*	Paltalk, Inc.	1,133	4,827
	Paramount Global, Class A	512	11,945
	Paramount Global, Class B	52,261	762,488
*	Playstudios, Inc.	197,886	435,349
*	PubMatic, Inc., Class A	398,563	6,050,186
*	QuinStreet, Inc.	239,058	3,028,865
#*	Reading International, Inc., Class A	10,954	21,579
	Saga Communications, Inc., Class A	36,531	862,862

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Scholastic Corp.	334,814	$12,870,250
	Shenandoah Telecommunications Co.	199,516	4,088,083
#	Sinclair, Inc.	310,511	4,875,023
#*	Sphere Entertainment Co.	253,244	8,959,773
	Spok Holdings, Inc.	146,791	2,430,859
#*	Stagwell, Inc.	189,004	1,232,306
	TEGNA, Inc.	1,667,093	25,989,980
	Telephone & Data Systems, Inc.	781,502	15,012,653
*	Thryv Holdings, Inc.	298,400	6,099,296
	Townsquare Media, Inc., Class A	64,601	693,815
*	TripAdvisor, Inc.	484,620	10,467,792
*	TrueCar, Inc.	329,768	1,167,379
*	U.S. Cellular Corp.	436,099	19,362,796
*	Urban One, Inc.	258,944	932,198
*	Urban One, Inc.	45,533	166,651
*	Vimeo, Inc.	16,874	66,990
#*	WideOpenWest, Inc.	131,801	488,982
*	Yelp, Inc.	153,015	6,691,346
*	Ziff Davis, Inc.	123,939	8,353,489
TOTAL COMMUNICATION SERVICES			331,040,003
CONSUMER DISCRETIONARY — (15.8%)
#*	1-800-Flowers.com, Inc., Class A	511,279	5,317,302
*	1stdibs.com, Inc.	31,355	144,547
	Aaron's Co., Inc.	288,326	2,966,875
*	Abercrombie & Fitch Co., Class A	436,246	44,453,467
	Academy Sports & Outdoors, Inc.	542,486	34,030,147
#	Acushnet Holdings Corp.	25,171	1,594,331
#*	Adient PLC	813,070	28,221,660
#	ADT, Inc.	585,013	3,820,135
*	Adtalem Global Education, Inc.	465,372	23,491,979
	Advance Auto Parts, Inc.	15,351	1,026,214
	AMCON Distributing Co.	2,433	476,600
*	American Axle & Manufacturing Holdings, Inc.	1,264,237	10,227,677
#	American Eagle Outfitters, Inc.	1,554,711	30,814,372
*	American Outdoor Brands, Inc.	142,349	1,218,507
*	American Public Education, Inc.	57,023	603,303
#*	America's Car-Mart, Inc.	66,110	4,025,438
*	AMMO, Inc.	20,442	44,359
#	Ark Restaurants Corp.	35,079	512,504
*	Asbury Automotive Group, Inc.	113,004	23,624,616
#*	AutoNation, Inc.	299,131	41,776,635
#*	Bally's Corp.	17,840	200,878
#*	Barnes & Noble Education, Inc.	72,598	62,202
#	Bassett Furniture Industries, Inc.	94,227	1,460,519
*	Beazer Homes USA, Inc.	151,803	4,819,745
#*	Beyond, Inc.	318,061	6,994,161
#	Big 5 Sporting Goods Corp.	30,819	155,020
*	Biglari Holdings, Inc., Class A	943	730,834
*	Biglari Holdings, Inc., Class B	15,545	2,404,345
#*	BJ's Restaurants, Inc.	170,334	5,895,260
	BorgWarner, Inc.	1,734,241	58,790,770
#	Brunswick Corp.	190,132	15,339,850
#	Build-A-Bear Workshop, Inc.	57,154	1,287,680
#	Caleres, Inc.	352,545	11,059,337
*	Capri Holdings Ltd.	249,507	12,160,971
#*	CarParts.com, Inc.	298,095	801,876
	Carriage Services, Inc.	54,731	1,352,403
	Carrols Restaurant Group, Inc.	340,841	3,203,905

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Cato Corp., Class A	134,899	$911,917
*	Cavco Industries, Inc.	72,179	23,957,654
#*	Century Casinos, Inc.	21,688	75,257
	Century Communities, Inc.	346,346	30,028,198
#*	Chegg, Inc.	225,921	2,225,322
#*	Chuy's Holdings, Inc.	182,836	6,181,685
#*	Citi Trends, Inc.	49,842	1,342,245
#	Clarus Corp.	180,042	1,065,849
*	Conn's, Inc.	100,142	455,646
#*	Container Store Group, Inc.	214,442	349,540
*	Culp, Inc.	102,869	510,230
	Dana, Inc.	1,473,557	19,981,433
#*	Delta Apparel, Inc.	36,589	278,442
	Designer Brands, Inc., Class A	248,663	2,131,042
#*	Destination XL Group, Inc.	359,983	1,537,127
#	Dillard's, Inc., Class A	115,338	44,666,947
*	Dorman Products, Inc.	60,042	4,888,019
*	Duluth Holdings, Inc., Class B	93,300	455,304
*	El Pollo Loco Holdings, Inc.	414,252	3,835,974
#	Escalade, Inc.	35,092	563,578
#	Ethan Allen Interiors, Inc.	270,855	7,890,006
#*	Figs, Inc., Class A	197,384	1,136,932
#*	First Watch Restaurant Group, Inc.	135,160	2,900,534
	Flanigan's Enterprises, Inc.	2,672	70,434
#	Flexsteel Industries, Inc.	40,542	1,156,663
#	Foot Locker, Inc.	493,845	13,906,675
#*	Fossil Group, Inc.	308,524	357,888
#*	Funko, Inc., Class A	128,493	908,446
#	Gap, Inc.	1,267,240	23,684,716
*	Genesco, Inc.	118,810	3,300,542
#*	Gentherm, Inc.	46,389	2,233,630
*	G-III Apparel Group Ltd.	311,934	9,386,094
*	Goodyear Tire & Rubber Co.	3,088,668	43,056,032
#*	GoPro, Inc., Class A	708,431	2,111,124
	Graham Holdings Co., Class B	39,326	28,330,450
*	Green Brick Partners, Inc.	179,567	9,368,010
#	Group 1 Automotive, Inc.	160,563	41,756,014
#*	GrowGeneration Corp.	306,892	708,921
#	Guess?, Inc.	569,172	12,715,302
	Hamilton Beach Brands Holding Co., Class A	27,700	510,788
	Harley-Davidson, Inc.	767,897	24,918,258
#	Haverty Furniture Cos., Inc.	168,896	5,725,574
	Haverty Furniture Cos., Inc., Class A	844	26,248
#*	Helen of Troy Ltd.	173,435	19,858,308
#	Hibbett, Inc.	121,734	8,113,571
*	Hilton Grand Vacations, Inc.	134,472	5,607,482
#*	Holley, Inc.	16,428	78,362
#	Hooker Furnishings Corp.	101,173	2,335,073
*	Hovnanian Enterprises, Inc., Class A	20,336	3,436,174
*	JAKKS Pacific, Inc.	17,662	553,880
#	Johnson Outdoors, Inc., Class A	87,054	3,896,537
	KB Home	221,451	13,196,265
#	Kohl's Corp.	1,007,809	25,961,160
#	Krispy Kreme, Inc.	319,765	4,249,677
#	Lakeland Industries, Inc.	73,908	1,331,083
#*	Lands' End, Inc.	133,621	1,265,391
#*	Landsea Homes Corp.	84,410	1,062,722
*	Latham Group, Inc.	149,855	379,133
	Laureate Education, Inc.	1,148,334	14,491,975

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	La-Z-Boy, Inc.	442,389	$15,399,561
#	LCI Industries	121,725	13,545,558
	Lear Corp.	132,929	17,666,264
*	Legacy Housing Corp.	39,639	936,670
	Leggett & Platt, Inc.	362,744	8,419,288
#	Levi Strauss & Co., Class A	130,563	2,125,566
#*	LGI Homes, Inc.	233,063	27,503,765
#*	Life Time Group Holdings, Inc.	378,553	5,034,755
	Lifetime Brands, Inc.	62,682	503,336
*	Lincoln Educational Services Corp.	108,977	976,434
#	Lithia Motors, Inc.	193,912	57,174,953
#*	LL Flooring Holdings, Inc.	189,404	492,450
#*	Lovesac Co.	121,438	2,812,504
*	M/I Homes, Inc.	132,543	16,888,629
	Macy's, Inc.	2,552,342	46,682,335
#*	Malibu Boats, Inc., Class A	129,163	5,392,555
#*	MarineMax, Inc.	173,993	4,871,804
	Marriott Vacations Worldwide Corp.	172,592	14,478,743
*	MasterCraft Boat Holdings, Inc.	67,123	1,300,173
	MDC Holdings, Inc.	751,087	47,003,024
	Meritage Homes Corp.	252,136	41,756,243
#*	Mister Car Wash, Inc.	121,854	1,011,388
*	Modine Manufacturing Co.	555,893	38,406,647
*	Mohawk Industries, Inc.	317,780	33,128,565
	Monarch Casino & Resort, Inc.	13,813	952,130
#	Monro, Inc.	155,234	4,945,755
*	Motorcar Parts of America, Inc.	56,356	514,530
#	Movado Group, Inc.	161,290	4,448,378
#*	National Vision Holdings, Inc.	510,255	9,699,948
	Newell Brands, Inc.	2,159,406	17,966,258
*	ODP Corp.	380,278	19,447,417
*	OneSpaWorld Holdings Ltd.	107,546	1,465,852
#*	OneWater Marine, Inc., Class A	42,161	1,063,722
#	Oxford Industries, Inc.	112,306	10,661,209
#	Patrick Industries, Inc.	171,213	17,188,073
#	Penske Automotive Group, Inc.	456,302	67,701,528
	Perdoceo Education Corp.	684,428	12,388,147
#*	Petco Health & Wellness Co., Inc.	4,311	10,303
#	PetMed Express, Inc.	23,140	143,699
	Phinia, Inc.	346,848	10,488,684
*	Playa Hotels & Resorts NV	1,146,566	9,516,498
	PulteGroup, Inc.	311,608	32,581,733
	PVH Corp.	415,717	49,994,126
	Ralph Lauren Corp.	3,138	450,836
#	RCI Hospitality Holdings, Inc.	72,575	4,482,232
#	Rocky Brands, Inc.	72,784	2,036,496
*	RumbleON, Inc., Class B	642	4,282
#*	Sally Beauty Holdings, Inc.	430,824	5,307,752
#	Shoe Carnival, Inc.	293,562	7,485,831
#	Signet Jewelers Ltd.	457,648	45,526,823
*	Skyline Champion Corp.	15,092	1,033,500
	Smith & Wesson Brands, Inc.	471,963	6,163,837
#*	Solo Brands, Inc., Class A	76,005	212,054
#	Sonic Automotive, Inc., Class A	256,336	12,960,348
*	Sonos, Inc.	417,743	6,508,436
#*	Sportsman's Warehouse Holdings, Inc.	125,196	482,005
	Standard Motor Products, Inc.	218,256	8,806,630
	Steven Madden Ltd.	64,242	2,690,455
#*	Stitch Fix, Inc., Class A	179,573	574,634

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Stoneridge, Inc.	281,809	$5,013,382
	Strategic Education, Inc.	170,561	16,042,968
*	Strattec Security Corp.	26,660	673,165
*	Stride, Inc.	425,551	25,511,782
	Superior Group of Cos., Inc.	79,091	1,053,492
*	Taylor Morrison Home Corp.	1,092,774	56,977,236
#	Thor Industries, Inc.	368,955	41,699,294
*	Tile Shop Holdings, Inc.	87,188	565,850
#*	Tilly's, Inc., Class A	211,338	1,551,221
	Toll Brothers, Inc.	1,181,034	117,335,728
*	Topgolf Callaway Brands Corp.	1,752,159	23,075,934
*	Traeger, Inc.	3,505	7,676
*	Tri Pointe Homes, Inc.	1,039,443	35,891,967
*	Under Armour, Inc., Class A	1,652,809	12,594,405
#*	Under Armour, Inc., Class C	1,557,218	11,523,413
*	Unifi, Inc.	191,138	1,207,992
*	Universal Electronics, Inc.	54,895	486,919
*	Universal Technical Institute, Inc.	278,906	3,938,153
#	Upbound Group, Inc.	335,996	11,155,067
*	Urban Outfitters, Inc.	959,821	36,473,198
*	Vera Bradley, Inc.	197,948	1,520,241
*	Vista Outdoor, Inc.	600,528	16,856,821
#*	VOXX International Corp.	221,670	1,850,945
#	Weyco Group, Inc.	79,851	2,564,016
#	Winnebago Industries, Inc.	294,221	19,336,204
#	Worthington Enterprises, Inc.	363,123	20,712,536
*	Zumiez, Inc.	214,931	3,690,365
TOTAL CONSUMER DISCRETIONARY			2,121,253,228
CONSUMER STAPLES — (3.5%)
#	Alico, Inc.	56,175	1,653,792
	Andersons, Inc.	349,038	18,397,793
#	B&G Foods, Inc.	15,551	156,443
*	BellRing Brands, Inc.	222,374	12,290,611
*	Bridgford Foods Corp.	1,732	18,654
#	Calavo Growers, Inc.	132,192	3,448,889
#	Cal-Maine Foods, Inc.	438,279	24,289,422
#*	Central Garden & Pet Co.	111,731	5,240,184
*	Central Garden & Pet Co., Class A	366,529	15,130,317
#*	Chefs' Warehouse, Inc.	103,007	3,277,683
*	Duckhorn Portfolio, Inc.	631,993	5,454,100
	Edgewell Personal Care Co.	520,541	19,286,044
*	Farmer Bros Co.	30,477	107,279
	Fresh Del Monte Produce, Inc.	521,025	12,806,794
*	Grocery Outlet Holding Corp.	646,016	16,008,276
#*	Hain Celestial Group, Inc.	552,673	5,919,128
#	Ingles Markets, Inc., Class A	158,240	13,331,720
	Ingredion, Inc.	424,738	45,689,067
	J M Smucker Co.	41,492	5,458,273
	Lifevantage Corp.	49,279	261,671
#*	Lifeway Foods, Inc.	146,826	1,827,984
#	Limoneira Co.	118,353	2,146,923
#	MGP Ingredients, Inc.	55,881	4,747,091
#*	Mission Produce, Inc.	88,244	881,558
	Molson Coors Beverage Co., Class B	239,081	14,772,815
#*	Natural Alternatives International, Inc.	43,065	267,434
	Natural Grocers by Vitamin Cottage, Inc.	227,047	3,394,353
*	Nature's Sunshine Products, Inc.	78,785	1,371,647
	Nu Skin Enterprises, Inc., Class A	144,884	2,689,047

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Oil-Dri Corp. of America	54,882	$3,565,135
*	Pilgrim's Pride Corp.	314,309	8,539,776
*	Post Holdings, Inc.	548,129	50,904,740
	PriceSmart, Inc.	227,546	17,298,047
	Seaboard Corp.	5,504	19,830,912
#*	Seneca Foods Corp., Class A	63,593	3,394,594
*»	Seneca Foods Corp., Class B	189	10,544
#*	Simply Good Foods Co.	519,481	19,636,382
	SpartanNash Co.	375,787	8,428,902
#	Spectrum Brands Holdings, Inc.	277,004	21,778,054
#	Tootsie Roll Industries, Inc.	35,926	1,170,828
*	TreeHouse Foods, Inc.	565,400	23,803,340
*	U.S. Foods Holding Corp.	1,887	86,821
*	United Natural Foods, Inc.	571,952	8,527,804
#	Universal Corp.	246,521	14,285,892
*	USANA Health Sciences, Inc.	55,030	2,576,505
#	Utz Brands, Inc.	137,911	2,441,025
#	Village Super Market, Inc., Class A	113,216	2,879,083
*	Vital Farms, Inc.	21,349	306,999
#	Weis Markets, Inc.	279,102	16,955,446
*	Whole Earth Brands, Inc.	123,891	493,086
#*	Zevia PBC, Class A	3,843	6,533
TOTAL CONSUMER STAPLES			467,245,440
ENERGY — (8.7%)
	Adams Resources & Energy, Inc.	31,660	796,882
*	Amplify Energy Corp.	298,388	1,826,135
#	Antero Midstream Corp.	206,462	2,527,095
#*	Antero Resources Corp.	1,387,710	31,001,441
	Archrock, Inc.	1,690,861	27,628,669
#	Ardmore Shipping Corp.	423,969	7,025,166
	Berry Corp.	708,058	4,751,069
*	Bristow Group, Inc.	137,138	3,617,700
#	California Resources Corp.	469,763	22,398,300
#*	Callon Petroleum Co.	441,723	14,188,143
#	Chesapeake Energy Corp.	266,908	20,581,276
#	Chord Energy Corp.	108,152	16,629,452
#	Civitas Resources, Inc.	73,821	4,784,339
#*	Clean Energy Fuels Corp.	2,283,652	6,736,773
#*	CNX Resources Corp.	1,498,228	30,264,206
#	Comstock Resources, Inc.	1,222,328	9,546,382
	CONSOL Energy, Inc.	312,332	29,546,607
#	Crescent Energy Co., Class A	1,046	11,558
#	Delek U.S. Holdings, Inc.	661,146	17,870,776
	DHT Holdings, Inc.	1,664,919	18,513,899
*	DMC Global, Inc.	78,058	1,328,547
	Dorian LPG Ltd.	438,994	16,435,935
#*	Dril-Quip, Inc.	259,470	5,207,563
	DT Midstream, Inc.	411,446	22,090,536
	Epsilon Energy Ltd.	37,377	190,996
	Equitrans Midstream Corp.	467,275	4,761,532
#	Evolution Petroleum Corp.	193,448	1,085,243
#*	Expro Group Holdings NV	408,245	7,185,112
*	Forum Energy Technologies, Inc.	52,975	1,044,137
	FutureFuel Corp.	411,024	2,342,837
*	Geospace Technologies Corp.	76,211	1,147,738
*	Green Plains, Inc.	294,309	6,101,026
*	Gulf Island Fabrication, Inc.	90,879	408,955
*	Gulfport Energy Corp.	56,498	7,169,596

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Hallador Energy Co.	152,888	$1,304,135
*	Helix Energy Solutions Group, Inc.	1,558,526	14,650,144
#	Helmerich & Payne, Inc.	867,814	34,938,192
	HF Sinclair Corp.	1,452,267	82,038,563
#*	Independence Contract Drilling, Inc.	26,810	56,837
	International Seaways, Inc.	455,097	24,411,403
*	Kosmos Energy Ltd.	48,079	291,359
	Liberty Energy, Inc.	1,272,951	26,464,651
#	Magnolia Oil & Gas Corp., Class A	256,535	5,289,752
#*	Mammoth Energy Services, Inc.	90,425	317,392
#	Matador Resources Co.	841,863	46,209,860
	Mexco Energy Corp.	1,981	19,620
	Murphy Oil Corp.	1,255,247	48,578,059
#*	Nabors Industries Ltd.	27,469	2,323,328
	NACCO Industries, Inc., Class A	57,366	2,081,238
*	Natural Gas Services Group, Inc.	102,641	1,500,611
*	Newpark Resources, Inc.	879,909	5,710,609
#	Noble Corp. PLC	1,226	54,103
#	Nordic American Tankers Ltd.	1,790,311	7,966,884
#	Northern Oil & Gas, Inc.	25,796	864,166
	NOV, Inc.	917,811	17,906,493
#*	Oil States International, Inc.	539,992	3,331,751
#	Overseas Shipholding Group, Inc., Class A	748,404	4,565,264
	Ovintiv, Inc.	417,482	17,709,586
*	Par Pacific Holdings, Inc.	368,683	13,490,111
	Patterson-UTI Energy, Inc.	1,344,792	14,913,743
	PBF Energy, Inc., Class A	991,358	50,073,493
#	Peabody Energy Corp.	1,036,306	27,669,370
#	Permian Resources Corp.	401,782	5,416,021
#	PHX Minerals, Inc.	212,146	676,746
*	PrimeEnergy Resources Corp.	3,957	380,663
#*	Profire Energy, Inc.	47,552	73,230
*	ProPetro Holding Corp.	1,139,984	9,644,265
	Range Resources Corp.	1,874,469	54,434,580
	Ranger Energy Services, Inc.	55,954	568,493
*	REX American Resources Corp.	188,774	7,813,356
	Riley Exploration Permian, Inc.	1,677	37,263
#	RPC, Inc.	1,262,128	9,226,156
#	SandRidge Energy, Inc.	242,772	3,544,471
	Scorpio Tankers, Inc.	554,878	39,229,875
*	SEACOR Marine Holdings, Inc.	186,813	1,972,745
*	Seadrill Ltd.	162,777	7,035,222
	Select Water Solutions, Inc.	1,057,880	8,219,728
	SFL Corp. Ltd.	1,136,088	13,826,191
#*	SilverBow Resources, Inc.	65,321	1,734,926
#	Sitio Royalties Corp., Class A	51,908	1,107,198
	SM Energy Co.	1,068,077	39,604,295
#*	Smart Sand, Inc.	45,396	83,983
	Solaris Oilfield Infrastructure, Inc., Class A	220,744	1,655,580
*	Southwestern Energy Co.	3,582,796	23,109,034
#*	Talos Energy, Inc.	861,701	11,176,262
	TechnipFMC PLC	1,737,294	33,599,266
#*	Teekay Corp.	622,811	5,599,071
	Teekay Tankers Ltd., Class A	319,016	19,954,451
#*	Tidewater, Inc.	285,612	19,190,270
#*	TOP Ships, Inc.	1,650	23,001
#*	Transocean Ltd.	4,143,034	22,620,966
*	U.S. Silica Holdings, Inc.	767,191	8,224,288
#*	Vital Energy, Inc.	93,387	4,093,152

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Vitesse Energy, Inc.	117,986	$2,478,886
#	World Kinect Corp.	562,698	12,700,094
TOTAL ENERGY			1,170,530,066
FINANCIALS — (24.5%)
	1st Source Corp.	238,031	12,441,880
#*	Acacia Research Corp.	160,989	629,467
#	ACNB Corp.	33,429	1,304,734
	Affiliated Managers Group, Inc.	2,181	324,620
	Alerus Financial Corp.	36,825	836,296
	Ally Financial, Inc.	287,999	10,563,803
	Amalgamated Financial Corp.	174,646	4,638,598
#	A-Mark Precious Metals, Inc.	230,671	6,221,197
*	Ambac Financial Group, Inc.	438,024	7,117,890
#	Amerant Bancorp, Inc.	115,154	2,603,632
*	American Coastal Insurance Corp., Class C	7,726	89,390
*	American Equity Investment Life Holding Co.	842,065	46,490,409
	American National Bankshares, Inc.	86,481	3,916,724
	Ameris Bancorp	526,081	26,114,661
	AmeriServ Financial, Inc.	136,832	406,391
#	Ames National Corp.	42,206	892,235
#	Arrow Financial Corp.	93,108	2,345,391
*	AssetMark Financial Holdings, Inc.	91,073	2,793,209
	Associated Banc-Corp.	1,623,791	34,115,849
	Associated Capital Group, Inc., Class A	19,192	652,720
	Assured Guaranty Ltd.	589,263	47,806,907
#	Atlantic Union Bankshares Corp.	588,075	20,088,642
#*	Atlanticus Holdings Corp.	74,965	2,600,536
	Auburn National BanCorp, Inc.	692	14,144
	Axis Capital Holdings Ltd.	718,352	42,756,311
*	Axos Financial, Inc.	511,321	28,342,523
	Banc of California, Inc.	960,160	13,231,005
#	Bank of Marin Bancorp	39,838	780,028
	Bank of NT Butterfield & Son Ltd.	199,685	6,056,446
	Bank OZK	1,057,763	47,715,689
	Bank7 Corp.	30,206	844,258
	BankFinancial Corp.	144,704	1,568,591
	BankUnited, Inc.	392,706	11,097,872
	Bankwell Financial Group, Inc.	44,438	1,233,155
	Banner Corp.	174,394	8,123,273
	Bar Harbor Bankshares	104,139	2,739,897
	BayCom Corp.	91,029	1,857,902
	BCB Bancorp, Inc.	93,219	1,157,780
	Berkshire Hills Bancorp, Inc.	279,271	6,702,504
#*	Blue Foundry Bancorp	129,865	1,238,912
#	Blue Ridge Bankshares, Inc.	45,501	113,753
	BOK Financial Corp.	395,262	33,138,766
#	Bread Financial Holdings, Inc.	504,170	18,286,246
*	Bridgewater Bancshares, Inc.	143,101	1,790,194
*	Brighthouse Financial, Inc.	541,800	28,048,986
	Brookline Bancorp, Inc.	513,355	5,554,501
#	Business First Bancshares, Inc.	64,320	1,450,416
	Byline Bancorp, Inc.	228,987	5,001,076
	C&F Financial Corp.	23,696	1,315,128
	Cadence Bank	1,433,853	38,169,167
#*	California BanCorp	1,554	39,363
*»	California First Leasing Corp.	755	13,401
#	Cambridge Bancorp	30,835	2,114,973
	Camden National Corp.	51,956	1,871,975

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Cannae Holdings, Inc.	56,874	$1,151,699
	Capital Bancorp, Inc.	49,399	1,074,922
	Capital City Bank Group, Inc.	164,147	4,691,321
	Capitol Federal Financial, Inc.	986,924	6,257,098
	Capstar Financial Holdings, Inc.	142,724	2,596,150
#*	Caret Holdings, Inc., Class A	4,825	39,083
*	Carter Bankshares, Inc.	136,078	1,967,688
	Cass Information Systems, Inc.	18,741	808,862
#	Cathay General Bancorp	472,214	19,441,050
#*»	CCUR Holdings, Inc.	14	36,400
	Central Pacific Financial Corp.	182,969	3,525,813
#	Central Valley Community Bancorp	76,928	1,493,942
	Chemung Financial Corp.	17,960	835,499
#	Citizens & Northern Corp.	141,737	2,873,009
	Citizens Community Bancorp, Inc.	18,131	220,110
#	City Holding Co.	12,599	1,287,744
	Civista Bancshares, Inc.	129,909	2,220,145
	CNA Financial Corp.	3,460	152,482
	CNB Financial Corp.	149,753	3,197,227
	CNO Financial Group, Inc.	789,069	21,446,895
*	Coastal Financial Corp.	17,202	686,360
	Codorus Valley Bancorp, Inc.	50,844	1,198,393
	Colony Bankcorp, Inc.	61,546	752,708
	Columbia Banking System, Inc.	96,245	1,940,299
#*	Columbia Financial, Inc.	145,426	2,614,759
	Comerica, Inc.	532,087	27,977,134
	Community Bank System, Inc.	215,817	9,877,944
	Community Trust Bancorp, Inc.	173,055	7,181,782
	Community West Bancshares	5,040	78,422
	ConnectOne Bancorp, Inc.	299,269	6,835,304
#*	Consumer Portfolio Services, Inc.	220,635	2,016,604
*	CrossFirst Bankshares, Inc.	188,828	2,666,251
*	Customers Bancorp, Inc.	324,484	17,340,425
#	CVB Financial Corp.	723,647	12,135,560
	Dime Community Bancshares, Inc.	304,884	6,954,404
#	Donegal Group, Inc., Class A	287,604	4,316,936
	Eagle Bancorp Montana, Inc.	1,505	21,838
	Eagle Bancorp, Inc.	116,231	2,881,366
	East West Bancorp, Inc.	32,258	2,348,705
	Eastern Bankshares, Inc.	613,495	8,564,390
*	eHealth, Inc.	206,579	1,404,737
	Employers Holdings, Inc.	268,656	11,208,328
	Enact Holdings, Inc.	126,085	3,592,162
*	Encore Capital Group, Inc.	243,034	12,171,143
*	Enova International, Inc.	320,700	17,455,701
*	Enstar Group Ltd.	133,034	35,505,444
	Enterprise Bancorp, Inc.	70,928	2,015,774
	Enterprise Financial Services Corp.	288,200	11,997,766
	Equity Bancshares, Inc., Class A	98,636	3,240,193
	Esquire Financial Holdings, Inc.	1,775	88,502
	ESSA Bancorp, Inc.	35,707	678,790
	Essent Group Ltd.	610,967	33,700,940
	Evans Bancorp, Inc.	26,034	767,222
#*	EZCORP, Inc., Class A	534,509	4,596,777
#	Farmers & Merchants Bancorp, Inc.	10,131	228,961
	Farmers National Banc Corp.	231,683	3,178,691
	FB Financial Corp.	469,643	17,494,202
	Federal Agricultural Mortgage Corp., Class A	300	46,251
	Federal Agricultural Mortgage Corp., Class C	64,657	12,044,953

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Fidelity D&D Bancorp, Inc.	1,845	$91,770
	Financial Institutions, Inc.	135,265	2,827,038
	First American Financial Corp.	484,114	29,216,280
	First BanCorp	1,757,514	29,315,334
	First Bancorp, Inc.	94,127	2,353,175
#	First Bancorp/Southern Pines NC	209,835	7,251,898
	First Bancshares, Inc.	153,483	3,903,073
	First Bank	94,388	1,296,891
	First Busey Corp.	342,737	8,068,029
	First Business Financial Services, Inc.	81,866	3,010,213
	First Citizens BancShares, Inc., Class A	10,630	16,051,300
	First Commonwealth Financial Corp.	1,054,739	14,776,893
	First Community Bankshares, Inc.	193,291	6,626,015
#	First Community Corp.	3,070	57,409
	First Financial Bancorp	923,563	20,706,282
	First Financial Corp.	86,241	3,399,620
	First Financial Northwest, Inc.	89,029	1,858,926
#	First Foundation, Inc.	55,311	526,561
	First Hawaiian, Inc.	989,723	21,467,092
	First Horizon Corp.	2,271,487	32,345,975
	First Internet Bancorp	45,284	1,493,466
	First Interstate BancSystem, Inc., Class A	707,192	19,461,924
	First Merchants Corp.	340,969	11,528,162
	First Mid Bancshares, Inc.	124,497	3,917,921
	First Northwest Bancorp	11,395	165,683
	First of Long Island Corp.	83,971	1,009,331
	First United Corp.	34,783	790,965
*	First Western Financial, Inc.	34,640	590,612
#	Five Star Bancorp	17,208	410,067
	Flushing Financial Corp.	247,143	3,961,702
	FNB Corp.	2,510,048	33,082,433
	FS Bancorp, Inc.	72,216	2,658,993
#	Fulton Financial Corp.	1,423,950	22,199,380
#*	FVCBankcorp, Inc.	47,375	581,291
*	Genworth Financial, Inc., Class A	4,806,075	29,653,483
#	German American Bancorp, Inc.	196,711	6,517,035
	Great Southern Bancorp, Inc.	124,622	6,491,560
*	Green Dot Corp., Class A	470,038	4,235,042
#*	Greenlight Capital Re Ltd., Class A	316,705	3,613,604
#	Guaranty Bancshares, Inc.	65,444	1,995,388
	Hancock Whitney Corp.	763,825	34,456,146
	Hanmi Financial Corp.	307,893	5,157,208
	HarborOne Bancorp, Inc.	218,520	2,386,238
	Hawthorn Bancshares, Inc.	790	19,908
	HBT Financial, Inc.	50,307	979,477
	Heartland Financial USA, Inc.	175,369	6,220,338
	Heritage Commerce Corp.	348,376	3,097,063
	Heritage Financial Corp.	193,139	3,891,751
*	Heritage Global, Inc.	3,807	10,660
*	Heritage Insurance Holdings, Inc.	126,460	761,289
	Hilltop Holdings, Inc.	498,481	15,697,167
	Hingham Institution For Savings The	4,157	768,463
	HMN Financial, Inc.	4,634	103,107
	Home Bancorp, Inc.	56,371	2,244,693
	Home BancShares, Inc.	842,602	19,750,591
#	HomeStreet, Inc.	11,754	161,735
	HomeTrust Bancshares, Inc.	66,839	1,814,679
	Hope Bancorp, Inc.	751,903	8,331,085
	Horace Mann Educators Corp.	286,575	10,554,557

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Horizon Bancorp, Inc.	150,374	$1,971,403
	Independent Bank Corp.	338,044	18,960,888
	Independent Bank Corp.	177,501	4,515,625
#	Independent Bank Group, Inc.	201,536	9,744,266
	International Bancshares Corp.	626,421	33,112,614
	Invesco Ltd.	2,683,419	42,478,523
#	Investar Holding Corp.	22,764	407,476
	Investors Title Co.	13,443	2,248,342
	Jackson Financial, Inc., Class A	673,039	33,699,063
	James River Group Holdings Ltd.	210,969	2,018,973
	Janus Henderson Group PLC	1,221,228	35,122,517
	Jefferies Financial Group, Inc.	777,308	31,683,074
#	Kearny Financial Corp.	502,270	3,631,412
	Kemper Corp.	427,280	25,636,800
#	Kentucky First Federal Bancorp	315	1,232
*	Lake Shore Bancorp, Inc.	406	4,718
	Lakeland Bancorp, Inc.	541,553	7,197,239
#	Lakeland Financial Corp.	9,173	614,224
#	Landmark Bancorp, Inc.	1,733	36,670
#	LCNB Corp.	48,557	717,187
*	LendingClub Corp.	876,850	7,909,187
	Live Oak Bancshares, Inc.	117,128	4,259,945
*	Luther Burbank Corp.	148,614	1,426,694
	Macatawa Bank Corp.	354,207	3,775,847
#*	Maiden Holdings Ltd.	589,550	1,037,608
	MainStreet Bancshares, Inc.	5,767	106,805
#*	MBIA, Inc.	4,997	30,382
	Mercantile Bank Corp.	168,796	6,767,032
	Merchants Bancorp	133,070	5,820,482
	Mercury General Corp.	395,152	15,825,838
	Meridian Corp.	1,824	22,070
#	Metrocity Bankshares, Inc.	49,885	1,192,252
#*	Metropolitan Bank Holding Corp.	32,720	1,586,593
	MGIC Investment Corp.	2,233,839	44,319,366
	Mid Penn Bancorp, Inc.	81,544	1,743,411
	Midland States Bancorp, Inc.	146,121	3,837,137
	MidWestOne Financial Group, Inc.	146,526	3,736,413
#*	Moneylion, Inc.	1,440	66,398
*	Mr Cooper Group, Inc.	464,321	31,276,663
	MVB Financial Corp.	55,101	1,180,814
	National Bank Holdings Corp., Class A	331,016	11,585,560
	National Bankshares, Inc.	17,588	567,389
	National Western Life Group, Inc., Class A	32,137	15,554,308
#	Navient Corp.	1,348,823	23,226,732
	NBT Bancorp, Inc.	366,495	13,036,227
*	NCR Atleos Corp.	280,237	6,274,506
	Nelnet, Inc., Class A	283,948	24,740,389
*	NerdWallet, Inc., Class A	17,714	271,201
	New York Community Bancorp, Inc.	4,950,961	32,032,711
*	NI Holdings, Inc.	41,869	559,370
#*	Nicholas Financial, Inc.	43,400	306,404
#	Nicolet Bankshares, Inc.	90,371	7,028,153
*	NMI Holdings, Inc., Class A	785,011	25,057,551
#	Northeast Bank	80,781	4,429,222
#	Northeast Community Bancorp, Inc.	18,303	315,361
	Northfield Bancorp, Inc.	370,503	4,457,151
#	Northrim BanCorp, Inc.	60,074	3,035,539
#	Northwest Bancshares, Inc.	906,218	11,209,917
	Norwood Financial Corp.	7,203	197,290

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Oak Valley Bancorp	6,993	$182,168
	OceanFirst Financial Corp.	365,723	6,301,407
*	Ocwen Financial Corp.	53,454	1,546,424
	OFG Bancorp	492,157	18,096,613
#	Ohio Valley Banc Corp.	12,447	299,350
	Old National Bancorp	2,172,330	35,778,275
	Old Republic International Corp.	1,729,444	48,493,610
	Old Second Bancorp, Inc.	324,571	4,420,657
	OneMain Holdings, Inc.	287,811	13,699,804
	OP Bancorp	71,388	778,843
*	Oportun Financial Corp.	135,123	497,253
	Oppenheimer Holdings, Inc., Class A	65,321	2,441,699
#	Orange County Bancorp, Inc.	921	44,705
	Origin Bancorp, Inc.	101,241	3,087,850
	Orrstown Financial Services, Inc.	67,553	1,869,867
*	Oscar Health, Inc., Class A	80,574	1,008,786
	Pacific Premier Bancorp, Inc.	413,486	10,490,140
#	Park National Corp.	40,577	5,302,602
	Parke Bancorp, Inc.	58,361	1,080,262
	Pathward Financial, Inc.	267,173	13,834,218
#*	Paysafe Ltd.	155,241	2,309,986
#	PCB Bancorp	52,079	872,323
	Peapack-Gladstone Financial Corp.	196,970	5,432,433
	Penns Woods Bancorp, Inc.	36,579	788,643
	PennyMac Financial Services, Inc.	418,584	36,508,896
	Peoples Bancorp of North Carolina, Inc.	15,057	438,008
#	Peoples Bancorp, Inc.	340,421	9,974,335
#	Peoples Financial Services Corp.	20,501	896,099
	Pinnacle Financial Partners, Inc.	541,232	47,834,084
	Plumas Bancorp	3,326	117,341
*	Ponce Financial Group, Inc.	121,582	1,101,533
	Popular, Inc.	690,156	58,973,830
*	PRA Group, Inc.	233,963	5,327,338
#	Preferred Bank	111,272	7,993,780
	Premier Financial Corp.	182,049	3,803,004
	Primis Financial Corp.	74,984	989,789
#	Princeton Bancorp, Inc.	956	31,223
	ProAssurance Corp.	321,296	4,324,644
*	PROG Holdings, Inc.	174,217	5,338,009
	Prosperity Bancshares, Inc.	603,056	38,541,309
*	Provident Bancorp, Inc.	48,600	528,282
	Provident Financial Holdings, Inc.	48,431	731,308
#	Provident Financial Services, Inc.	551,688	9,130,436
	QCR Holdings, Inc.	173,008	10,105,397
	Radian Group, Inc.	758,065	21,968,724
#	RBB Bancorp	152,597	2,699,441
#	Red River Bancshares, Inc.	2,866	146,768
	Regional Management Corp.	102,504	2,499,048
	Reinsurance Group of America, Inc.	41,080	7,143,401
	Renasant Corp.	453,324	14,338,638
#*	Repay Holdings Corp.	419,547	3,289,248
	Republic Bancorp, Inc., Class A	98,081	5,020,766
	Richmond Mutual BanCorp, Inc.	3,315	38,189
	Riverview Bancorp, Inc.	137,654	755,720
	S&T Bancorp, Inc.	285,624	9,522,704
	Safety Insurance Group, Inc.	134,291	11,187,783
	Sandy Spring Bancorp, Inc.	198,070	4,828,947
#	Seacoast Banking Corp. of Florida	490,530	12,047,417
*	Security National Financial Corp., Class A	52,992	414,927

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Shore Bancshares, Inc.	273,271	$3,536,127
	Sierra Bancorp	62,674	1,300,486
	Simmons First National Corp., Class A	401,720	7,636,697
*	SiriusPoint Ltd.	564,405	6,659,979
	SmartFinancial, Inc.	89,497	2,081,700
	South Plains Financial, Inc.	58,684	1,589,163
*	Southern First Bancshares, Inc.	33,709	1,263,750
	Southern Missouri Bancorp, Inc.	64,373	2,807,307
	Southern States Bancshares, Inc.	1,391	35,554
#	Southside Bancshares, Inc.	198,443	6,211,266
#	SouthState Corp.	599,958	49,856,510
	Stellar Bancorp, Inc.	227,015	5,682,185
#*	Sterling Bancorp, Inc.	61,974	335,279
#	Stewart Information Services Corp.	286,312	17,653,998
	Stifel Financial Corp.	39,284	2,865,768
#	Stock Yards Bancorp, Inc.	35,393	1,759,740
*	StoneX Group, Inc.	236,046	15,520,024
#	Summit Financial Group, Inc.	99,197	2,806,283
	Summit State Bank	3,741	43,994
	Synovus Financial Corp.	731,179	27,536,201
	Territorial Bancorp, Inc.	62,730	673,720
*	Texas Capital Bancshares, Inc.	517,827	31,587,447
#	TFS Financial Corp.	4,408	58,715
*	Third Coast Bancshares, Inc.	7,678	145,882
	Timberland Bancorp, Inc.	81,750	2,286,548
	Tiptree, Inc.	390,003	7,382,757
#	Tompkins Financial Corp.	80,512	3,976,488
	Towne Bank	697,178	19,597,674
	TriCo Bancshares	245,473	8,922,944
*	Triumph Financial, Inc.	124,877	8,822,560
	TrustCo Bank Corp.	190,906	5,517,183
	Trustmark Corp.	649,723	17,536,024
	UMB Financial Corp.	210,248	17,345,460
	United Bancshares, Inc.	7,312	139,732
	United Bankshares, Inc.	921,193	33,024,769
#	United Community Banks, Inc.	945,498	25,849,915
	United Fire Group, Inc.	198,789	4,454,861
	United Security Bancshares	131,423	1,057,955
	Unity Bancorp, Inc.	74,071	2,028,805
	Universal Insurance Holdings, Inc.	220,152	3,658,926
	Univest Financial Corp.	412,351	8,758,335
	Unum Group	1,565,395	75,671,194
	Valley National Bancorp	3,791,517	36,474,394
	Veritex Holdings, Inc.	184,054	3,866,975
	Victory Capital Holdings, Inc., Class A	149,150	5,030,829
	Virginia National Bankshares Corp.	4,332	142,999
	Virtu Financial, Inc., Class A	5,879	98,708
	Virtus Investment Partners, Inc.	29,097	6,870,093
	Voya Financial, Inc.	453,424	32,814,295
	WaFd, Inc.	652,001	18,934,109
	Walker & Dunlop, Inc.	163,739	15,815,550
#	Washington Trust Bancorp, Inc.	114,988	3,197,816
	Waterstone Financial, Inc.	212,749	2,829,562
	Webster Financial Corp.	701,985	34,734,218
	WesBanco, Inc.	411,662	12,078,163
#	West BanCorp, Inc.	59,594	1,120,963
	Westamerica BanCorp	46,745	2,230,671
	Western Alliance Bancorp	288,040	18,423,038
	Western New England Bancorp, Inc.	195,337	1,662,318

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Westwood Holdings Group, Inc.	29,169	$358,779
	White Mountains Insurance Group Ltd.	23,650	37,271,690
	Wintrust Financial Corp.	485,243	47,058,866
#*	World Acceptance Corp.	19,787	2,598,231
	WSFS Financial Corp.	555,321	24,717,338
	WVS Financial Corp.	111	1,476
#	Zions Bancorp NA	1,204,682	50,476,176
TOTAL FINANCIALS			3,273,744,257
HEALTH CARE — (5.1%)
*	4D Molecular Therapeutics, Inc.	1,561	26,927
#*	Absci Corp.	8,233	32,603
*	Acadia Healthcare Co., Inc.	616,275	50,620,829
*	Accolade, Inc.	166,900	1,889,308
*††	Achillion Pharmaceuticals, Inc.	1,609,952	434,687
*	Acumen Pharmaceuticals, Inc.	6,557	20,851
#*	AdaptHealth Corp.	360,197	2,600,622
*	Addus HomeCare Corp.	120,621	10,445,779
#*	Agiliti, Inc.	162,676	1,153,373
*	Agios Pharmaceuticals, Inc.	607,544	13,742,645
#*	Allogene Therapeutics, Inc.	107,547	378,565
*	Amedisys, Inc.	71,846	6,772,922
*	American Shared Hospital Services	12,364	33,012
#*	Amneal Pharmaceuticals, Inc.	199,295	1,066,228
#*	Amphastar Pharmaceuticals, Inc.	61,038	3,256,988
*	AnaptysBio, Inc.	1,541	36,368
*	AngioDynamics, Inc.	181,974	1,073,647
*	ANI Pharmaceuticals, Inc.	96,371	5,379,429
*	Anika Therapeutics, Inc.	137,286	3,228,967
#*	Arcturus Therapeutics Holdings, Inc.	184,882	6,095,560
*	ARS Pharmaceuticals, Inc.	8,339	51,785
#*	Artivion, Inc.	237,836	3,976,618
*	Atea Pharmaceuticals, Inc.	814	3,386
#*	Athira Pharma, Inc.	89,473	283,629
*	aTyr Pharma, Inc.	39,957	63,731
*	Avanos Medical, Inc.	315,038	6,045,579
#*	Avidity Biosciences, Inc.	252,030	3,082,327
*	Azenta, Inc.	282,659	18,429,367
#*	BioAtla, Inc.	121,807	233,260
*	Bio-Rad Laboratories, Inc., Class A	2,215	710,771
*	Black Diamond Therapeutics, Inc.	2,084	8,003
#*	Bluebird Bio, Inc.	417,783	426,139
#*	Brookdale Senior Living, Inc.	1,628,768	8,909,361
*	C4 Therapeutics, Inc.	76,942	475,502
#*	CareDx, Inc.	199,829	1,710,536
#*	Caribou Biosciences, Inc.	46,145	282,869
#	Carisma Therapeutics, Inc.	5,237	10,998
*	Castle Biosciences, Inc.	147,045	3,393,799
*	Certara, Inc.	423,637	6,845,974
*	Computer Programs & Systems, Inc.	88,909	900,648
*	Cross Country Healthcare, Inc.	363,500	7,724,375
#*	CryoPort, Inc.	119,586	1,735,193
*	Cullinan Oncology, Inc.	162,462	2,459,675
*	Cumberland Pharmaceuticals, Inc.	79,720	165,818
#*	Cytek Biosciences, Inc.	75,160	567,458
#*	Definitive Healthcare Corp.	259,379	2,204,722
#*	Dynavax Technologies Corp.	448,921	5,800,059
#*	Eagle Pharmaceuticals, Inc.	12,380	72,547
*	Edgewise Therapeutics, Inc.	18,000	320,940

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Editas Medicine, Inc.	391,713	$2,753,742
*	Elanco Animal Health, Inc.	1,623,084	23,924,258
*	Electromed, Inc.	61,047	613,522
#*	Enhabit, Inc.	375,314	3,786,918
*	Enovis Corp.	471,520	27,678,224
*	Envista Holdings Corp.	1,178,394	27,692,259
*	Erasca, Inc.	94,976	158,610
#*	EyePoint Pharmaceuticals, Inc.	6,902	185,871
#*	Fate Therapeutics, Inc.	14,377	88,562
*	FONAR Corp.	45,903	897,863
*	Fulcrum Therapeutics, Inc.	20,186	145,743
#*	Fulgent Genetics, Inc.	213,316	5,245,440
*	Generation Bio Co.	221,974	417,311
*	Globus Medical, Inc., Class A	112,906	5,960,308
#*	GoodRx Holdings, Inc., Class A	128,978	773,868
*	Harvard Bioscience, Inc.	373,207	1,642,111
*	Health Catalyst, Inc.	200,221	1,956,159
	HealthStream, Inc.	317,511	8,452,143
#*	ICU Medical, Inc.	12,662	1,158,953
*	Innoviva, Inc.	695,792	11,271,830
#*	Inogen, Inc.	52,404	372,855
#*	Integer Holdings Corp.	307,799	31,186,195
*	Integra LifeSciences Holdings Corp.	174,007	6,986,381
#*	Ironwood Pharmaceuticals, Inc.	52,342	742,733
#*	iTeos Therapeutics, Inc.	177,891	1,770,015
*	Kewaunee Scientific Corp.	13,424	385,403
*	Kodiak Sciences, Inc.	110,210	441,942
*	Kura Oncology, Inc.	225,916	4,549,948
*	Larimar Therapeutics, Inc.	26,944	156,006
*	LENSAR, Inc.	116,724	414,370
#*	LifeStance Health Group, Inc.	26,581	158,954
*	Ligand Pharmaceuticals, Inc.	86,602	6,330,606
*	LivaNova PLC	100,015	4,868,730
*	MaxCyte, Inc.	33,324	169,619
	MEI Pharma, Inc.	2,331	10,490
#	Mesa Laboratories, Inc.	32,611	2,987,820
*	Monte Rosa Therapeutics, Inc.	4,291	22,721
*	Myriad Genetics, Inc.	281,739	6,026,397
#	National HealthCare Corp.	140,121	13,036,858
*	Nautilus Biotechnology, Inc.	97,532	271,139
*	NeuroBo Pharmaceuticals, Inc.	91	298
#*	Nurix Therapeutics, Inc.	156,510	1,236,429
#*	Olema Pharmaceuticals, Inc.	434,748	5,669,114
*	OmniAb, Inc.	204,914	1,188,501
#*»	OmniAb, Inc.	10,236	0
#*»	OmniAb, Inc.	10,236	0
*	Omnicell, Inc.	179,962	5,789,378
*††	Opiant Pharmaceuticals, Inc.	26,299	3,156
#*	OptimizeRx Corp.	937	13,230
*	OraSure Technologies, Inc.	479,160	3,531,409
*	Organogenesis Holdings, Inc.	212,707	701,933
*	Orthofix Medical, Inc.	90,406	1,255,739
#*	OrthoPediatrics Corp.	137,804	3,599,441
#*	Owens & Minor, Inc.	726,245	14,314,289
*	Pacira BioSciences, Inc.	350,105	11,409,922
#	Patterson Cos., Inc.	825,080	24,636,889
#*††	PDL BioPharma, Inc.	1,058,582	1,704,317
*	Pediatrix Medical Group, Inc.	644,530	6,032,801
*	Pennant Group, Inc.	69,824	1,048,058

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Perrigo Co. PLC	612,186	$19,638,927
#*	PetIQ, Inc.	227,197	4,082,730
#	Phibro Animal Health Corp., Class A	140,932	1,523,475
*	PMV Pharmaceuticals, Inc.	77,022	135,559
*	Poseida Therapeutics, Inc.	10,500	36,120
	Premier, Inc., Class A	526,296	11,378,520
*	Prestige Consumer Healthcare, Inc.	424,302	26,111,545
#*	Pyxis Oncology, Inc.	45,578	173,652
*	Quanterix Corp.	84,835	1,874,005
#*	QuidelOrtho Corp.	136,351	9,341,407
*	REGENXBIO, Inc.	72,495	893,138
*	Relay Therapeutics, Inc.	50,544	467,532
#*	Sage Therapeutics, Inc.	43,907	1,125,776
	Select Medical Holdings Corp.	608,379	15,811,770
#	SIGA Technologies, Inc.	291,714	1,423,564
#*	Standard BioTools, Inc.	173,875	394,696
#*	Supernus Pharmaceuticals, Inc.	358,729	9,929,619
#*	Surgery Partners, Inc.	115,344	3,539,907
#*	Sutro Biopharma, Inc.	121,981	529,398
#*	Tactile Systems Technology, Inc.	222,881	3,381,105
*	Taro Pharmaceutical Industries Ltd.	49,418	2,127,445
#*	Teladoc Health, Inc.	1,326,993	25,783,474
#*	Terns Pharmaceuticals, Inc.	2,932	15,188
*††	Tetraphase Pharmaceuticals, Inc.	1,600	128
#	Tourmaline Bio, Inc.	4,642	154,996
#	U.S. Physical Therapy, Inc.	2,570	237,108
	Universal Health Services, Inc., Class B	154,503	24,536,621
	Utah Medical Products, Inc.	12,714	1,007,076
*	Vanda Pharmaceuticals, Inc.	130,559	470,012
*	Varex Imaging Corp.	475,291	9,158,858
#*	Veracyte, Inc.	629,510	15,750,340
#*	Veradigm, Inc.	1,200,888	10,964,107
*	Vir Biotechnology, Inc.	1,397	13,132
*	Voyager Therapeutics, Inc.	157,040	1,141,681
*	Xencor, Inc.	24,689	461,684
*	Zimvie, Inc.	61,432	1,073,831
*	Zymeworks, Inc.	42,029	455,594
TOTAL HEALTH CARE			678,155,880
INDUSTRIALS — (15.8%)
#*	3D Systems Corp.	619,379	2,966,825
*	AAR Corp.	353,776	21,516,656
	ABM Industries, Inc.	585,255	23,872,551
	ACCO Brands Corp.	598,575	3,639,336
	Acme United Corp.	37,074	1,775,103
*	AerSale Corp.	46,480	432,264
	AGCO Corp.	369,245	45,169,741
	Air Lease Corp.	1,197,642	50,073,412
#*	Air Transport Services Group, Inc.	382,990	5,932,515
	Alamo Group, Inc.	101,965	21,645,130
#*	Alaska Air Group, Inc.	433,744	15,541,048
	Albany International Corp., Class A	42,358	3,766,050
*	Alight, Inc., Class A	1,156,975	10,320,217
	Allegiant Travel Co.	58,275	4,568,760
	Allient, Inc.	53,510	1,490,789
#	Alta Equipment Group, Inc.	34,739	371,707
#*	Ameresco, Inc., Class A	41,912	856,262
#*	American Superconductor Corp.	36,157	397,727
*	American Woodmark Corp.	165,732	15,128,017

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Apogee Enterprises, Inc.	235,413	$12,432,161
	ARC Document Solutions, Inc.	184,599	544,567
#	ArcBest Corp.	254,043	30,264,143
	Arcosa, Inc.	453,019	35,462,327
	Argan, Inc.	137,826	6,109,827
#	Aris Water Solutions, Inc., Class A	31,562	274,589
	Astec Industries, Inc.	245,528	8,740,797
#*	Astronics Corp.	158,954	2,687,912
*	Astronics Corp., Class B	5,003	84,651
#*	Asure Software, Inc.	137,440	1,214,970
*	Avalon Holdings Corp., Class A	11,061	24,113
*	AZEK Co., Inc.	10,035	386,950
	AZZ, Inc.	140,004	8,743,250
	Barnes Group, Inc.	457,383	15,143,951
*	Beacon Roofing Supply, Inc.	569,303	47,189,526
	BGSF, Inc.	67,421	687,694
#*	Blade Air Mobility, Inc.	159,143	474,246
*	BlueLinx Holdings, Inc.	90,663	10,457,070
	Boise Cascade Co.	359,406	48,685,137
*	Bowman Consulting Group Ltd.	1,263	39,671
	Brady Corp., Class A	80,051	4,821,472
*	BrightView Holdings, Inc.	134,208	1,198,477
#*	Broadwind, Inc.	70,642	165,302
*	Builders FirstSource, Inc.	168,377	29,252,136
*	CACI International, Inc., Class A	20,925	7,192,550
*	Cadeler AS, ADR	31,130	562,830
*	CBIZ, Inc.	261,613	16,654,284
*	CECO Environmental Corp.	368,166	7,116,649
	Chicago Rivet & Machine Co.	2,571	45,944
	Civeo Corp.	51,655	1,146,741
#*	Clarivate PLC	538,468	4,813,904
	Columbus McKinnon Corp.	266,994	10,431,456
*	Commercial Vehicle Group, Inc.	236,560	1,535,274
#	CompX International, Inc.	11,424	275,547
#	Concentrix Corp.	227,605	20,227,256
*	Concrete Pumping Holdings, Inc.	183,504	1,416,651
*	Conduent, Inc.	696,773	2,508,383
	Copa Holdings SA, Class A	65,943	6,334,485
#*††	Costa Communications, Inc.	17,714	23,382
#	Costamare, Inc.	819,098	8,772,540
	Covenant Logistics Group, Inc.	91,476	4,421,950
#*»	CPI Aerostructures, Inc.	34,845	94,082
	CRA International, Inc.	49,239	5,280,390
*	Custom Truck One Source, Inc.	16,107	105,340
	Deluxe Corp.	125,290	2,369,234
*	Distribution Solutions Group, Inc.	92,104	2,939,960
*	DLH Holdings Corp.	31,481	494,252
*	DNOW, Inc.	741,206	7,478,769
	Douglas Dynamics, Inc.	1,604	40,341
*	Ducommun, Inc.	140,108	6,914,330
	Dun & Bradstreet Holdings, Inc.	474,581	5,500,394
*	DXP Enterprises, Inc.	179,910	5,796,700
*	Dycom Industries, Inc.	136,254	15,219,572
#	Eagle Bulk Shipping, Inc.	82,614	4,554,510
#	Eastern Co.	43,844	1,078,124
#	Encore Wire Corp.	183,078	41,284,089
	EnerSys	114,499	10,942,669
	Ennis, Inc.	267,574	5,450,482
	Enpro, Inc.	133,088	19,880,685

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Enviri Corp.	192,623	$1,658,484
	Esab Corp.	276,477	23,774,257
	ESCO Technologies, Inc.	223,713	22,789,643
	Espey Mfg. & Electronics Corp.	7,670	168,740
#	EVI Industries, Inc.	550	12,700
#	First Advantage Corp.	85,699	1,402,893
*	Forrester Research, Inc.	9,544	243,181
#	FTAI Infrastructure, Inc.	63,297	269,645
*	Gates Industrial Corp. PLC	1,002,259	12,909,096
#	GATX Corp.	264,755	32,472,201
#	Genco Shipping & Trading Ltd.	445,261	7,809,878
*	Gencor Industries, Inc.	88,546	1,381,318
*	Gibraltar Industries, Inc.	311,389	25,197,598
*	GMS, Inc.	360,720	30,358,195
	Gorman-Rupp Co.	278,095	9,285,592
*	Graham Corp.	35,840	697,446
	Granite Construction, Inc.	406,490	18,336,764
*	Great Lakes Dredge & Dock Corp.	688,849	5,262,806
#	Greenbrier Cos., Inc.	321,515	14,616,072
*	Hawaiian Holdings, Inc.	69,664	992,712
#*	Hayward Holdings, Inc.	107,640	1,347,653
*	Healthcare Services Group, Inc.	355,478	3,355,712
	Heartland Express, Inc.	398,216	5,156,897
	Heidrick & Struggles International, Inc.	208,087	6,236,367
	Helios Technologies, Inc.	99,604	4,109,661
	Herc Holdings, Inc.	9,975	1,471,213
#*	Hertz Global Holdings, Inc.	821,634	6,860,644
	Hillenbrand, Inc.	155,785	7,254,907
*	Hillman Solutions Corp.	245,722	2,159,896
	HNI Corp.	109,077	4,441,615
*	Hub Group, Inc., Class A	631,684	28,602,652
*	Hudson Global, Inc.	10,847	159,993
*	Hudson Technologies, Inc.	218,016	2,764,443
	Hurco Cos., Inc.	48,795	1,176,447
*	Huron Consulting Group, Inc.	170,400	17,641,512
#	Hyster-Yale Materials Handling, Inc.	67,108	4,410,338
	ICF International, Inc.	149,804	20,828,748
*	IES Holdings, Inc.	49,433	4,051,529
#	Insteel Industries, Inc.	201,118	6,964,716
	Interface, Inc.	171,514	2,128,489
*	JELD-WEN Holding, Inc.	131,821	2,451,871
	John Bean Technologies Corp.	838	82,761
	Kaman Corp.	79,905	3,599,720
	Karat Packaging, Inc.	570	13,748
#	Kelly Services, Inc., Class A	323,565	6,649,261
#	Kennametal, Inc.	596,150	14,617,598
*	Kirby Corp.	291,428	22,923,726
	Knight-Swift Transportation Holdings, Inc.	1,222,697	70,158,354
	Korn Ferry	472,274	27,708,316
*	Kratos Defense & Security Solutions, Inc.	64,370	1,089,784
*	L B Foster Co., Class A	97,525	2,242,100
#*	Limbach Holdings, Inc.	62,309	2,679,287
*	LS Starrett Co., Class A	3,180	42,612
	LSI Industries, Inc.	278,141	3,799,406
	Luxfer Holdings PLC	115,937	954,162
*	Manitex International, Inc.	40,177	300,524
*	Manitowoc Co., Inc.	379,022	6,102,254
	ManpowerGroup, Inc.	236,914	17,564,804
	Marten Transport Ltd.	567,842	10,505,077

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Masonite International Corp.	99,205	$9,131,820
*	MasTec, Inc.	64,618	4,243,464
*	Mastech Digital, Inc.	4,836	41,590
*	Masterbrand, Inc.	268,221	3,773,869
*	Matrix Service Co.	186,443	1,730,191
	Matson, Inc.	341,154	38,219,483
	Matthews International Corp., Class A	139,340	4,584,286
#*	Mayville Engineering Co., Inc.	67,991	862,806
	McGrath RentCorp	190,152	23,892,599
	MDU Resources Group, Inc.	859,164	16,762,290
*	Mercury Systems, Inc.	292,157	8,665,377
	Miller Industries, Inc.	109,747	4,417,317
	MillerKnoll, Inc.	166,799	4,435,185
*	Mistras Group, Inc.	163,394	1,269,571
	Moog, Inc., Class A	204,603	28,603,499
*	MRC Global, Inc.	376,251	4,010,836
#	Mueller Industries, Inc.	626,354	30,064,992
	Mueller Water Products, Inc., Class A	238,623	3,271,521
#*	MYR Group, Inc.	68,599	9,867,966
	National Presto Industries, Inc.	55,040	4,357,517
*	NEXTracker, Inc., Class A	58,845	2,663,913
	NL Industries, Inc.	125,851	660,718
#*	NN, Inc.	158,780	731,976
*	Northwest Pipe Co.	104,206	3,164,736
#*	NV5 Global, Inc.	58,731	6,160,295
*	OPENLANE, Inc.	914,317	12,873,583
#*	Orion Group Holdings, Inc.	265,091	1,500,415
	Oshkosh Corp.	4,120	453,612
	Owens Corning	100,186	15,181,185
*	PAM Transportation Services, Inc.	118,845	2,461,280
	Pangaea Logistics Solutions Ltd.	174,942	1,630,459
	Park Aerospace Corp.	26,988	398,073
	Park-Ohio Holdings Corp.	90,427	2,237,164
*	Perma-Fix Environmental Services, Inc.	859	6,786
*	Perma-Pipe International Holdings, Inc.	24,619	197,691
*	PGT Innovations, Inc.	255,456	10,529,896
#*	Planet Labs PBC	64,589	145,971
	Powell Industries, Inc.	126,502	14,994,282
	Preformed Line Products Co.	49,286	6,025,214
	Primoris Services Corp.	551,808	18,099,302
*	Proto Labs, Inc.	79,050	2,852,915
#*	Quad/Graphics, Inc.	242,374	1,323,362
	Quanex Building Products Corp.	342,018	10,677,802
*	Quest Resource Holding Corp.	9,326	64,349
*	Radiant Logistics, Inc.	504,044	3,094,830
	Regal Rexnord Corp.	330,196	44,067,958
*	Resideo Technologies, Inc.	556,848	9,338,341
#	Resources Connection, Inc.	366,001	4,926,373
	REV Group, Inc.	615,358	12,011,788
	Rush Enterprises, Inc., Class A	494,431	22,204,896
#	Rush Enterprises, Inc., Class B	79,269	3,747,046
	Ryder System, Inc.	370,749	42,105,964
#	Schneider National, Inc., Class B	477,280	11,702,906
	Sensata Technologies Holding PLC	216,830	7,842,741
	Shyft Group, Inc.	11,715	126,873
*	SIFCO Industries, Inc.	17,808	54,849
*	SkyWest, Inc.	395,002	21,037,807
*	SP Plus Corp.	48,470	2,507,353
#	Spirit Airlines, Inc.	220,239	1,385,303

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Standex International Corp.	26,785	$3,955,073
	Steelcase, Inc., Class A	165,283	2,095,788
#*	Sterling Check Corp.	4,681	63,849
*	Sterling Infrastructure, Inc.	220,650	16,570,815
*	Stratasys Ltd.	217,419	2,874,279
*	Sun Country Airlines Holdings, Inc.	122,631	1,669,008
#*	TaskUS, Inc., Class A	11,609	144,416
	Tennant Co.	3,232	305,489
	Terex Corp.	509,166	31,278,067
	Textainer Group Holdings Ltd.	315,573	15,668,199
*	Thermon Group Holdings, Inc.	320,261	10,498,156
	Timken Co.	141,874	11,620,899
*	Titan International, Inc.	653,333	9,643,195
#*	Titan Machinery, Inc.	249,894	6,679,667
	Trinity Industries, Inc.	818,397	20,574,501
#*	TrueBlue, Inc.	192,080	2,646,862
*	Tutor Perini Corp.	131,914	1,181,949
#	Twin Disc, Inc.	77,058	1,178,217
	UFP Industries, Inc.	429,456	48,721,783
#*	U-Haul Holding Co.	38,535	2,553,329
	U-Haul Holding Co.	606,254	38,721,443
*	Ultralife Corp.	132,803	938,917
	UniFirst Corp.	80,657	13,664,909
#	Universal Logistics Holdings, Inc.	77,637	2,369,481
*	V2X, Inc.	85,904	3,340,807
#	Virco Mfg. Corp.	20,978	251,316
#	VSE Corp.	119,059	7,394,754
#	Wabash National Corp.	537,965	13,610,515
#	Werner Enterprises, Inc.	548,066	21,676,010
	WESCO International, Inc.	358,650	62,232,948
*	Willdan Group, Inc.	15,982	305,895
#*	Willis Lease Finance Corp.	25,217	1,235,885
TOTAL INDUSTRIALS			2,116,763,423
INFORMATION TECHNOLOGY — (7.2%)
#*	8x8, Inc.	1,700	5,712
#*	908 Devices, Inc.	19,350	136,998
*	ACI Worldwide, Inc.	549,600	16,526,472
	Adeia, Inc.	7,666	93,065
#*	Airgain, Inc.	18,272	75,829
*	Alithya Group, Inc., Class A	17,314	20,604
*	Alpha & Omega Semiconductor Ltd.	273,253	7,011,672
	American Software, Inc., Class A	113,187	1,282,409
	Amkor Technology, Inc.	2,270,601	71,887,228
#*	Amtech Systems, Inc.	152,198	620,968
*	Arrow Electronics, Inc.	552,844	61,448,611
*	AstroNova, Inc.	70,866	1,249,368
#*	Aviat Networks, Inc.	53,247	1,588,358
	Avnet, Inc.	990,678	44,877,713
*	Aware, Inc.	124,285	192,642
*	AXT, Inc.	167,429	411,875
	Bel Fuse, Inc., Class A	3,065	218,013
	Bel Fuse, Inc., Class B	116,316	7,776,888
	Belden, Inc.	129,767	9,626,116
	Benchmark Electronics, Inc.	386,971	10,494,654
*	BK Technologies Corp.	1,650	19,635
#*	Brightcove, Inc.	146,309	335,048
*	Cambium Networks Corp.	7,939	33,741
#*	Cerence, Inc.	432,436	8,657,369

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CEVA, Inc.	55,516	$1,065,907
#*	Cleanspark, Inc.	1,676,809	13,498,312
	Climb Global Solutions, Inc.	27,475	1,517,169
*	Coherent Corp.	398,289	18,934,659
*	Cohu, Inc.	491,258	15,651,480
*	Comtech Telecommunications Corp.	120,976	765,778
*	Corsair Gaming, Inc.	129,246	1,645,302
	CSP, Inc.	10,288	245,883
#	CTS Corp.	233,127	9,572,195
#*	Daktronics, Inc.	307,575	2,331,418
*	Data I/O Corp.	89,287	291,076
#*	Digi International, Inc.	373,374	9,076,722
#*»	Digital Turbine, Inc.	27,146	146,317
*	Diodes, Inc.	276,872	18,639,023
*	DXC Technology Co.	973,273	21,217,351
#*	E2open Parent Holdings, Inc.	590,574	2,220,558
#*	Eastman Kodak Co.	59,948	206,821
#*	Ebix, Inc.	119,288	251,698
*	ePlus, Inc.	205,942	15,556,859
#*	EverCommerce, Inc.	4,870	47,434
#*	FARO Technologies, Inc.	13,353	302,312
*	Flex Ltd.	337,832	8,020,132
*	FormFactor, Inc.	176,736	6,852,055
*	Frequency Electronics, Inc.	108,565	1,109,534
*	Grid Dynamics Holdings, Inc.	44,757	584,079
*	GSI Technology, Inc.	28,417	56,266
#*	Ichor Holdings Ltd.	315,632	11,425,878
#*	Identiv, Inc.	48,065	375,868
#	Immersion Corp.	103,670	708,066
	Information Services Group, Inc.	227,096	1,003,764
*	Insight Enterprises, Inc.	60,917	11,253,807
#*	Instructure Holdings, Inc.	4,080	100,490
#	InterDigital, Inc.	2,089	219,449
#*	inTEST Corp.	125,762	1,500,341
*	Intevac, Inc.	185,262	765,132
*	Issuer Direct Corp.	8,510	128,926
*	Iteris, Inc.	78,413	377,951
*	Itron, Inc.	200,683	14,477,272
	Juniper Networks, Inc.	450,014	16,632,517
*	Key Tronic Corp.	130,990	558,017
*	Kimball Electronics, Inc.	267,241	6,354,991
*	Knowles Corp.	956,873	15,606,599
#	Kulicke & Soffa Industries, Inc.	491,975	24,756,182
*	KVH Industries, Inc.	68,254	332,397
*	Kyndryl Holdings, Inc.	1,398,582	28,698,903
*	Lantronix, Inc.	109,521	665,888
*	LiveRamp Holdings, Inc.	54,762	2,162,004
#*	Lumentum Holdings, Inc.	355,030	19,505,348
#*	Luna Innovations, Inc.	149,826	1,074,252
*	Magnachip Semiconductor Corp.	272,286	1,778,028
*	Matterport, Inc.	923,053	2,076,869
*	MaxLinear, Inc.	84,832	1,766,202
#*	MeridianLink, Inc.	33,872	770,588
	Methode Electronics, Inc.	289,886	6,018,033
#*	Mirion Technologies, Inc.	202,198	1,910,771
#*	Mitek Systems, Inc.	150,148	1,891,865
*	NCR Voyix Corp.	560,474	8,238,968
*	NETGEAR, Inc.	191,907	2,725,079
*	NetScout Systems, Inc.	788,849	16,968,142

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Network-1 Technologies, Inc.	105,526	$228,991
*	nLight, Inc.	9,361	121,506
*	Olo, Inc., Class A	953,620	4,930,215
	ON24, Inc.	380,075	2,907,574
*	OneSpan, Inc.	6,221	63,827
*	Onto Innovation, Inc.	85,937	13,878,825
*	Optical Cable Corp.	54,966	146,759
*	OSI Systems, Inc.	139,705	17,886,431
	PC Connection, Inc.	185,212	11,948,026
*	Photronics, Inc.	632,652	18,486,091
*	Plexus Corp.	248,847	23,570,788
	ReposiTrak, Inc.	1,504	18,244
*	RF Industries Ltd.	24,753	76,239
#*	Ribbon Communications, Inc.	1,158,665	3,522,342
#	Richardson Electronics Ltd.	126,441	1,244,179
#*	Riot Platforms, Inc.	974,790	10,625,211
*	Rogers Corp.	146,816	16,923,480
*	Sanmina Corp.	583,026	34,876,615
	Sapiens International Corp. NV	14,838	405,077
*	ScanSource, Inc.	248,680	9,763,177
#*	SecureWorks Corp., Class A	40,929	282,001
#*	SigmaTron International, Inc.	5,630	17,903
#*††	Silicon Graphics, Inc.	494	0
*	SMART Global Holdings, Inc.	21,549	423,438
*	SolarWinds Corp.	1,031,132	12,187,980
*	Synaptics, Inc.	61,857	6,606,946
	TD SYNNEX Corp.	486,167	48,606,977
#*	Telos Corp.	9,963	40,251
*	TransAct Technologies, Inc.	29,054	222,554
*	Trio-Tech International	3,288	16,473
*	TSR, Inc.	3,389	29,722
*	TTM Technologies, Inc.	1,133,757	15,770,560
*	Ultra Clean Holdings, Inc.	486,292	18,576,354
*	Upland Software, Inc.	27,125	112,569
#*	Veeco Instruments, Inc.	491,007	15,653,303
*	Verint Systems, Inc.	180,520	5,359,639
#*	Viasat, Inc.	350,410	7,789,614
#	Vishay Intertechnology, Inc.	1,367,074	29,706,518
*	Vishay Precision Group, Inc.	136,886	4,363,926
#	Xerox Holdings Corp.	1,697,204	31,330,386
*	Xperi, Inc.	283,978	3,032,885
TOTAL INFORMATION TECHNOLOGY			968,979,511
MATERIALS — (7.2%)
	AdvanSix, Inc.	275,034	6,980,363
	Alcoa Corp.	1,176,212	34,992,307
#	Alpha Metallurgical Resources, Inc.	106,489	42,514,668
*	Alto Ingredients, Inc.	540,624	994,748
#	American Vanguard Corp.	233,459	2,549,372
#*	Ampco-Pittsburgh Corp.	168,283	425,756
#*	Arcadium Lithium PLC	1,248,290	6,104,138
	Arch Resources, Inc.	137,421	24,318,020
*	Ascent Industries Co.	65,524	655,895
	Ashland, Inc.	378,345	35,420,659
#*	Aspen Aerogels, Inc.	56,393	633,293
	Avient Corp.	415,739	15,053,909
	Berry Global Group, Inc.	186,906	12,234,867
#	Caledonia Mining Corp. PLC	18,421	197,289
	Carpenter Technology Corp.	522,299	32,168,395

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#*	Century Aluminum Co.	42,896	$478,290
*	Clearwater Paper Corp.	171,284	5,647,234
*	Cleveland-Cliffs, Inc.	1,632,309	32,727,795
#*	Coeur Mining, Inc.	4,213,487	11,334,280
#	Commercial Metals Co.	1,101,036	57,496,100
#	Compass Minerals International, Inc.	300,331	6,754,444
*	Core Molding Technologies, Inc.	37,724	652,625
*	Ecovyst, Inc.	865,298	8,012,660
	Element Solutions, Inc.	969,186	21,545,005
*	Ferroglobe PLC	384,426	1,945,196
#	Flexible Solutions International, Inc.	23,743	44,399
	Fortitude Gold Corp.	93,160	544,520
	Friedman Industries, Inc.	77,252	1,290,108
#*	Gatos Silver, Inc.	159,392	975,479
#*	Glatfelter Corp.	243,120	352,524
	Greif, Inc., Class A	204,898	12,828,664
	Greif, Inc., Class B	48,772	3,058,004
	Hawkins, Inc.	195,954	13,044,658
	Haynes International, Inc.	137,254	7,640,930
#	HB Fuller Co.	322,503	24,436,052
#	Hecla Mining Co.	5,860,756	22,329,480
	Huntsman Corp.	1,771,135	43,463,653
*	Ingevity Corp.	155,851	6,788,870
	Innospec, Inc.	221,866	25,760,861
	International Paper Co.	146,751	5,258,088
#*	Intrepid Potash, Inc.	92,741	1,706,434
	Kaiser Aluminum Corp.	90,908	5,899,929
*	Knife River Corp.	164,301	10,760,073
	Koppers Holdings, Inc.	118,554	6,062,852
#	Kronos Worldwide, Inc.	496,190	4,619,529
*	LSB Industries, Inc.	184,718	1,374,302
	Materion Corp.	176,437	20,637,836
#	Mativ Holdings, Inc.	177,156	2,131,187
	Mercer International, Inc.	393,310	3,327,403
	Minerals Technologies, Inc.	337,800	22,075,230
	Mosaic Co.	363,803	11,172,390
#*	MP Materials Corp.	235,391	3,721,532
	Myers Industries, Inc.	141,895	2,660,531
	Nexa Resources SA	23,509	171,851
#	Northern Technologies International Corp.	40,358	522,233
*	O-I Glass, Inc.	1,085,902	15,810,733
	Olin Corp.	780,083	40,618,922
	Olympic Steel, Inc.	115,124	7,780,080
	Orion SA	246,171	5,514,230
	Pactiv Evergreen, Inc.	141,370	2,064,002
#	Quaker Chemical Corp.	34,607	6,573,254
	Ramaco Resources, Inc., Class A	79,900	1,508,512
	Ramaco Resources, Inc., Class B	376	4,745
*	Ranpak Holdings Corp.	30,047	123,794
*	Rayonier Advanced Materials, Inc.	460,229	1,997,394
*††	Resolute Forest Products, Inc.	792,851	211,136
	Ryerson Holding Corp.	379,141	13,012,119
	Schnitzer Steel Industries, Inc., Class A	286,054	7,531,802
	Sensient Technologies Corp.	102,008	6,327,556
	Silgan Holdings, Inc.	131,987	6,063,483
	Sonoco Products Co.	317,655	18,074,570
#	Stepan Co.	197,180	17,602,259
*	Summit Materials, Inc., Class A	658,536	23,825,833
	SunCoke Energy, Inc.	866,135	8,877,884

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Sylvamo Corp.	150,985	$7,010,234
*	TimkenSteel Corp.	456,921	9,389,727
	Tredegar Corp.	175,469	829,968
	TriMas Corp.	223,694	5,520,768
#	Tronox Holdings PLC	1,213,427	16,733,158
#	U.S. Lime & Minerals, Inc.	33,089	8,559,132
#	U.S. Steel Corp.	1,551,972	72,973,723
*	Universal Stainless & Alloy Products, Inc.	59,093	1,120,403
	Warrior Met Coal, Inc.	163,848	10,514,126
	Westrock Co.	155,124	6,245,292
*	Worthington Steel, Inc.	363,123	10,875,534
TOTAL MATERIALS			959,791,283
REAL ESTATE — (1.1%)
*	AMREP Corp.	2,107	42,941
*	Anywhere Real Estate, Inc.	789,527	5,621,432
*	Cushman & Wakefield PLC	842,084	8,858,724
#	Douglas Elliman, Inc.	467,912	1,010,690
*	Five Point Holdings LLC, Class A	20,047	69,964
*	Forestar Group, Inc.	244,740	7,650,572
*	FRP Holdings, Inc.	67,765	3,937,146
*	Howard Hughes Holdings, Inc.	411,508	32,953,561
*	Jones Lang LaSalle, Inc.	251,659	44,558,743
	Kennedy-Wilson Holdings, Inc.	1,209,192	12,636,056
#	Marcus & Millichap, Inc.	263,990	10,055,379
	Newmark Group, Inc., Class A	1,128,123	11,450,448
#*	Opendoor Technologies, Inc.	1,812,789	6,199,738
*	Rafael Holdings, Inc., Class B	14,422	26,104
	RE/MAX Holdings, Inc., Class A	100,435	1,077,668
#*	Stratus Properties, Inc.	27,225	626,175
*	Tejon Ranch Co.	251,119	3,962,658
TOTAL REAL ESTATE			150,737,999
UTILITIES — (0.4%)
#*	Altus Power, Inc.	159,473	859,559
#	Brookfield Infrastructure Corp., Class A	944,566	33,069,256
#	Brookfield Renewable Corp., Class A	111,341	3,108,641
#	Genie Energy Ltd., Class B	175,430	3,264,752
	New Jersey Resources Corp.	105,302	4,299,481
	NRG Energy, Inc.	87,540	4,643,122
#	Ormat Technologies, Inc.	13,221	855,134
TOTAL UTILITIES			50,099,945
TOTAL COMMON STOCKS			12,288,341,035
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	8,217	186,197
INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	174,585	4,680,624
TOTAL PREFERRED STOCKS			4,866,821
TOTAL INVESTMENT SECURITIES (Cost $8,261,369,313)			12,293,207,856

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (2.5%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	337,561,914	$337,561,914
SECURITIES LENDING COLLATERAL — (5.7%)
@§	The DFA Short Term Investment Fund	65,561,291	758,413,016
TOTAL INVESTMENTS — (100.0%)
(Cost $9,357,327,669)^^			$13,389,182,786
As of January 31, 2024, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,039	03/15/24	$254,301,952	$253,022,475	$(1,279,477)
Total Futures Contracts			$254,301,952	$253,022,475	$(1,279,477)
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$330,918,648	$121,355	—	$331,040,003
Consumer Discretionary	2,121,253,228	—	—	2,121,253,228
Consumer Staples	467,234,896	10,544	—	467,245,440
Energy	1,170,530,066	—	—	1,170,530,066
Financials	3,273,694,456	49,801	—	3,273,744,257
Health Care	676,013,592	—	$2,142,288	678,155,880
Industrials	2,116,645,959	94,082	23,382	2,116,763,423
Information Technology	968,833,194	146,317	—	968,979,511
Materials	959,580,147	—	211,136	959,791,283
Real Estate	150,737,999	—	—	150,737,999
Utilities	50,099,945	—	—	50,099,945
Preferred Stocks
Communication Services	186,197	—	—	186,197
Industrials	4,680,624	—	—	4,680,624
Temporary Cash Investments	337,561,914	—	—	337,561,914
Securities Lending Collateral	—	758,413,016	—	758,413,016
Futures Contracts**	(1,279,477)	—	—	(1,279,477)
TOTAL	$12,626,691,388	$758,835,115	$2,376,806^	$13,387,903,309
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.3%)
COMMUNICATION SERVICES — (2.0%)
#*	AMC Networks, Inc., Class A	137,845	$2,493,616
*	Angi, Inc.	121,423	287,772
	ATN International, Inc.	175,573	6,478,644
*	Bandwidth, Inc., Class A	44,986	622,606
#*	Boston Omaha Corp., Class A	82,430	1,276,841
*	Bumble, Inc., Class A	190,893	2,619,052
	Cable One, Inc.	2,493	1,368,482
*	Cars.com, Inc.	157,191	2,739,839
#*	Consolidated Communications Holdings, Inc.	568,063	2,465,393
*	Cumulus Media, Inc., Class A	180,697	831,206
*	DHI Group, Inc.	601,640	1,377,756
#*	EchoStar Corp., Class A	324,064	4,339,217
#	Entravision Communications Corp., Class A	678,464	2,734,210
#*	EW Scripps Co., Class A	1,322,570	10,540,883
#*	FG Group Holdings, Inc.	297,210	407,178
#*	Frontier Communications Parent, Inc.	1,148,339	28,283,590
*	Gaia, Inc.	14,152	41,041
#*	Gannett Co., Inc.	1,051,934	2,598,277
	Gray Television, Inc.	660,809	6,310,726
#	Gray Television, Inc., Class A	3,121	28,620
	John Wiley & Sons, Inc., Class A	486,395	16,459,607
*	Liberty Latin America Ltd., Class A	621,958	4,378,584
#*	Liberty Latin America Ltd., Class C	2,561,298	18,236,442
*	Madison Square Garden Entertainment Corp.	153,534	5,118,824
#*	Magnite, Inc.	340,246	3,011,177
#	Marcus Corp.	550,652	7,477,854
	Nexstar Media Group, Inc.	33,408	5,936,936
#*	Reading International, Inc., Class A	17,827	35,119
	Saga Communications, Inc., Class A	125,173	2,956,586
	Scholastic Corp.	786,304	30,225,526
	Shenandoah Telecommunications Co.	306,622	6,282,685
#	Sinclair, Inc.	561,864	8,821,265
#*	Sphere Entertainment Co.	318,267	11,260,286
#	Spok Holdings, Inc.	54,528	902,984
	TEGNA, Inc.	2,889,973	45,054,679
	Telephone & Data Systems, Inc.	875,945	16,826,903
#*	Thryv Holdings, Inc.	287,426	5,874,987
	Townsquare Media, Inc., Class A	331	3,555
#*	U.S. Cellular Corp.	416,081	18,473,996
*	Urban One, Inc.	146,127	526,057
*	Urban One, Inc.	149,346	546,606
*	Vimeo, Inc.	39,810	158,046
#*	WideOpenWest, Inc.	400	1,484
#*	Ziff Davis, Inc.	380,694	25,658,776
TOTAL COMMUNICATION SERVICES			312,073,913
CONSUMER DISCRETIONARY — (15.7%)
#*	1-800-Flowers.com, Inc., Class A	264,047	2,746,089
	Aaron's Co., Inc.	352,730	3,629,592
#*	Abercrombie & Fitch Co., Class A	621,638	63,344,912
	Academy Sports & Outdoors, Inc.	56,030	3,514,762
*	Adient PLC	1,332,827	46,262,425
#	ADT, Inc.	582,829	3,805,873

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Adtalem Global Education, Inc.	960,359	$48,478,922
	Advance Auto Parts, Inc.	55,539	3,712,782
	AMCON Distributing Co.	4,641	909,125
*	American Axle & Manufacturing Holdings, Inc.	1,678,486	13,578,952
#	American Eagle Outfitters, Inc.	1,723,461	34,158,997
#*	American Outdoor Brands, Inc.	171,681	1,469,589
*	AMMO, Inc.	115,424	250,470
#	Ark Restaurants Corp.	2,951	43,114
*	Asbury Automotive Group, Inc.	163,891	34,263,052
#	Bassett Furniture Industries, Inc.	197,829	3,066,350
#*	Beazer Homes USA, Inc.	54,686	1,736,281
*	Biglari Holdings, Inc., Class A	934	723,859
*	Biglari Holdings, Inc., Class B	9,414	1,456,063
#*	BJ's Restaurants, Inc.	64,657	2,237,779
#	Caleres, Inc.	34,020	1,067,207
#	Canterbury Park Holding Corp.	15,171	358,491
	Carrols Restaurant Group, Inc.	228,702	2,149,799
#	Cato Corp., Class A	202,009	1,365,581
#*	Century Casinos, Inc.	3,302	11,458
	Century Communities, Inc.	761,011	65,979,654
#*	Chegg, Inc.	271,811	2,677,338
#*	Citi Trends, Inc.	78,418	2,111,797
*	Conn's, Inc.	142,029	646,232
*	Container Store Group, Inc.	26,188	42,686
#	Crown Crafts, Inc.	146,493	766,158
*	Culp, Inc.	54,786	271,739
	Dana, Inc.	2,280,145	30,918,766
#*	Delta Apparel, Inc.	141,858	1,079,539
	Designer Brands, Inc., Class A	199,808	1,712,355
#*	Destination XL Group, Inc.	142,447	608,249
#	Dillard's, Inc., Class A	7,200	2,788,344
*	Duluth Holdings, Inc., Class B	101,683	496,213
#*	El Pollo Loco Holdings, Inc.	485,062	4,491,674
#	Escalade, Inc.	44,219	710,157
#	Ethan Allen Interiors, Inc.	560,255	16,320,228
	Flanigan's Enterprises, Inc.	5,134	135,332
#	Flexsteel Industries, Inc.	122,593	3,497,578
#	Foot Locker, Inc.	788,269	22,197,655
	Gap, Inc.	2,275,727	42,533,338
#*	Genesco, Inc.	121,219	3,367,464
*	G-III Apparel Group Ltd.	256,785	7,726,661
*	Goodyear Tire & Rubber Co.	4,306,594	60,033,920
*	GoPro, Inc., Class A	32,022	95,426
	Graham Holdings Co., Class B	97,408	70,172,723
*	Green Brick Partners, Inc.	584,289	30,482,357
#	Group 1 Automotive, Inc.	290,076	75,437,165
#	Guess?, Inc.	444,027	9,919,563
#	Hamilton Beach Brands Holding Co., Class A	3,359	61,940
#	Harley-Davidson, Inc.	1,483,389	48,135,973
#	Haverty Furniture Cos., Inc.	350,251	11,873,509
	Haverty Furniture Cos., Inc., Class A	5,701	177,301
#*	Helen of Troy Ltd.	101,990	11,677,855
#	Hibbett, Inc.	98,781	6,583,754
*	Hilton Grand Vacations, Inc.	13,477	561,991
*	Holley, Inc.	6,595	31,458
	Hooker Furnishings Corp.	273,557	6,313,696
*	Hovnanian Enterprises, Inc., Class A	24,798	4,190,118
*	JAKKS Pacific, Inc.	43,498	1,364,097
#	Johnson Outdoors, Inc., Class A	148,325	6,639,027

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	KB Home	378,883	$22,577,638
#	Kohl's Corp.	1,609,415	41,458,530
	Lakeland Industries, Inc.	147,401	2,654,692
#*	Lands' End, Inc.	284,299	2,692,312
*	Landsea Homes Corp.	263,414	3,316,382
#*	Latham Group, Inc.	313,223	792,454
	Laureate Education, Inc.	1,256,997	15,863,302
#	La-Z-Boy, Inc.	674,152	23,467,231
#	LCI Industries	56,892	6,330,942
*	Legacy Housing Corp.	148,074	3,498,989
#*	LGI Homes, Inc.	342,219	40,385,264
#*	Life Time Group Holdings, Inc.	811,197	10,788,920
	Lifetime Brands, Inc.	319,056	2,562,020
#*	Lincoln Educational Services Corp.	94,607	847,679
*	Live Ventures, Inc.	10,943	274,122
#*	Lovesac Co.	130,363	3,019,207
*	M/I Homes, Inc.	434,428	55,354,816
#	Macy's, Inc.	3,184,090	58,237,006
#*	Malibu Boats, Inc., Class A	87,025	3,633,294
#*	MarineMax, Inc.	392,431	10,988,068
	Marriott Vacations Worldwide Corp.	224,472	18,830,956
#	MDC Holdings, Inc.	1,839,187	115,096,322
	Meritage Homes Corp.	575,946	95,382,417
#*	Modine Manufacturing Co.	1,297,471	89,642,271
*	Mohawk Industries, Inc.	927,314	96,672,484
#	Monro, Inc.	134,287	4,278,384
*	Motorcar Parts of America, Inc.	164,024	1,497,539
#	Movado Group, Inc.	321,737	8,873,506
*	National Vision Holdings, Inc.	62,970	1,197,060
	Nobility Homes, Inc.	1,505	49,650
#*	ODP Corp.	969,835	49,597,362
#*	OneWater Marine, Inc., Class A	106,664	2,691,133
#	Patrick Industries, Inc.	258,270	25,927,725
#	Penske Automotive Group, Inc.	71,627	10,627,298
	Perdoceo Education Corp.	1,040,719	18,837,014
#*	Petco Health & Wellness Co., Inc.	267,271	638,778
#*	Playa Hotels & Resorts NV	1,741,664	14,455,811
	PVH Corp.	939,851	113,026,481
*»	QEP Co., Inc.	17,899	339,902
#	RCI Hospitality Holdings, Inc.	10,621	655,953
#	Rocky Brands, Inc.	167,264	4,680,047
#	Shoe Carnival, Inc.	600,316	15,308,058
#	Signet Jewelers Ltd.	119,797	11,917,406
*	Skechers USA, Inc., Class A	206,355	12,884,806
#	Smith & Wesson Brands, Inc.	418,683	5,468,000
#*	Solo Brands, Inc., Class A	47,168	131,599
#	Sonic Automotive, Inc., Class A	448,777	22,690,165
#*	Sportsman's Warehouse Holdings, Inc.	6,138	23,631
	Standard Motor Products, Inc.	232,474	9,380,326
*	Stoneridge, Inc.	76,903	1,368,104
	Strategic Education, Inc.	330,101	31,049,300
#*	Strattec Security Corp.	65,882	1,663,521
#*	Stride, Inc.	654,903	39,261,435
	Superior Group of Cos., Inc.	209,818	2,794,776
#*	Superior Industries International, Inc.	106,360	368,006
*	Taylor Morrison Home Corp.	2,721,845	141,916,998
#	Thor Industries, Inc.	786,308	88,868,530
#*	Tile Shop Holdings, Inc.	137,133	889,993
#*	Tilly's, Inc., Class A	328,758	2,413,084

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Topgolf Callaway Brands Corp.	221,495	$2,917,089
*	Tri Pointe Homes, Inc.	2,413,156	83,326,277
*	Under Armour, Inc., Class A	894,891	6,819,069
#*	Under Armour, Inc., Class C	3,146,631	23,285,069
#*	Unifi, Inc.	23,146	146,283
*	Universal Technical Institute, Inc.	396,254	5,595,106
*	Urban Outfitters, Inc.	1,553,485	59,032,430
*	Vera Bradley, Inc.	441	3,387
#*	Vista Outdoor, Inc.	796,327	22,352,899
#*	VOXX International Corp.	128,445	1,072,516
#	Weyco Group, Inc.	121,069	3,887,526
#	Winnebago Industries, Inc.	477,230	31,363,556
#	Worthington Enterprises, Inc.	300,742	17,154,324
#*	Zumiez, Inc.	437,492	7,511,738
TOTAL CONSUMER DISCRETIONARY			2,463,778,522
CONSUMER STAPLES — (3.7%)
#	Alico, Inc.	25,531	751,633
	Andersons, Inc.	810,721	42,733,104
#*	Bridgford Foods Corp.	13,817	148,809
#	Cal-Maine Foods, Inc.	403,861	22,381,977
#*	Central Garden & Pet Co.	178,693	8,380,702
*	Central Garden & Pet Co., Class A	635,259	26,223,491
#*	Duckhorn Portfolio, Inc.	476,352	4,110,918
#	Edgewell Personal Care Co.	908,272	33,651,478
	Fresh Del Monte Produce, Inc.	1,233,714	30,324,690
#*††	Imperial Sugar Co.	83,457	0
	Ingles Markets, Inc., Class A	335,407	28,258,040
	Ingredion, Inc.	554,053	59,599,481
	J M Smucker Co.	81,771	10,756,975
#*	Lifeway Foods, Inc.	4,902	61,030
#	Limoneira Co.	73,019	1,324,565
#*	Mission Produce, Inc.	124,772	1,246,472
#*	Natural Alternatives International, Inc.	152,342	946,044
	Natural Grocers by Vitamin Cottage, Inc.	319,740	4,780,113
*	Nature's Sunshine Products, Inc.	53,603	933,228
	Oil-Dri Corp. of America	91,921	5,971,188
*	Pilgrim's Pride Corp.	877,120	23,831,350
*	Post Holdings, Inc.	588,155	54,621,955
	PriceSmart, Inc.	28,785	2,188,236
	Seaboard Corp.	16,923	60,973,569
#*	Seneca Foods Corp., Class A	138,069	7,370,123
*»	Seneca Foods Corp., Class B	24,020	1,340,076
#	SpartanNash Co.	808,368	18,131,694
*	TreeHouse Foods, Inc.	825,427	34,750,477
*	United Natural Foods, Inc.	720,983	10,749,856
#	Universal Corp.	620,959	35,984,574
#	Village Super Market, Inc., Class A	187,400	4,765,582
#	Weis Markets, Inc.	650,386	39,510,949
*	Willamette Valley Vineyards, Inc.	4,137	21,140
TOTAL CONSUMER STAPLES			576,823,519
ENERGY — (9.9%)
	Adams Resources & Energy, Inc.	100,170	2,521,279
#*	Amplify Energy Corp.	347,713	2,128,004
	Antero Midstream Corp.	1,173,379	14,362,159
#*	Antero Resources Corp.	797,533	17,816,887
	Archrock, Inc.	1,706,564	27,885,256

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Ardmore Shipping Corp.	659,226	$10,923,375
	Barnwell Industries, Inc.	4,144	10,277
	Berry Corp.	1,180,807	7,923,215
*	Bristow Group, Inc.	312,412	8,241,429
	California Resources Corp.	732,379	34,919,831
#*	Callon Petroleum Co.	965,875	31,023,905
	Chord Energy Corp.	70,138	10,784,419
#	Civitas Resources, Inc.	620,275	40,200,023
#*	Clean Energy Fuels Corp.	1,691,181	4,988,984
#*	CNX Resources Corp.	4,122,256	83,269,571
#	Comstock Resources, Inc.	1,456,957	11,378,834
#	CONSOL Energy, Inc.	501,662	47,457,225
#	Crescent Energy Co., Class A	75,251	831,524
	Delek U.S. Holdings, Inc.	754,902	20,405,001
	DHT Holdings, Inc.	4,082,335	45,395,565
#*	DMC Global, Inc.	126,153	2,147,124
	Dorian LPG Ltd.	1,015,469	38,019,159
#*	Dril-Quip, Inc.	520,560	10,447,639
*	DT Midstream, Inc.	1,100,780	59,100,878
#	Epsilon Energy Ltd.	97,593	498,700
#*	Expro Group Holdings NV	215,942	3,800,579
*	Forum Energy Technologies, Inc.	65,902	1,298,928
	FutureFuel Corp.	335,111	1,910,133
*	Geospace Technologies Corp.	91,488	1,377,809
*	Gulf Island Fabrication, Inc.	127	572
*	Gulfport Energy Corp.	98,496	12,499,142
#*	Hallador Energy Co.	227,430	1,939,978
*	Helix Energy Solutions Group, Inc.	2,365,148	22,232,391
#	Helmerich & Payne, Inc.	1,462,888	58,895,871
	International Seaways, Inc.	761,485	40,846,055
#	Liberty Energy, Inc.	2,171,272	45,140,745
#*	Mammoth Energy Services, Inc.	69,891	245,317
#	Matador Resources Co.	496,354	27,244,871
	Mexco Energy Corp.	4,558	45,142
#	Murphy Oil Corp.	2,274,675	88,029,922
	NACCO Industries, Inc., Class A	145,587	5,281,896
*	Natural Gas Services Group, Inc.	190,151	2,780,008
*	Newpark Resources, Inc.	1,317,253	8,548,972
#	Noble Corp. PLC	1,432	63,194
#	Nordic American Tankers Ltd.	1,196,483	5,324,349
	NOV, Inc.	206,231	4,023,567
#*	Oil States International, Inc.	958,127	5,911,644
#	Overseas Shipholding Group, Inc., Class A	1,393,140	8,498,154
#*	Par Pacific Holdings, Inc.	2,945	107,758
	Patterson-UTI Energy, Inc.	1,715,250	19,022,123
	PBF Energy, Inc., Class A	1,937,224	97,849,184
#	Peabody Energy Corp.	2,016,899	53,851,203
#	Permian Resources Corp.	2,948,610	39,747,263
#	PHX Minerals, Inc.	224,636	716,589
*	PrimeEnergy Resources Corp.	617	59,355
*	ProPetro Holding Corp.	1,756,831	14,862,790
#	Range Resources Corp.	133,437	3,875,010
#	Ranger Energy Services, Inc.	181,769	1,846,773
*	REX American Resources Corp.	430,871	17,833,751
	Riley Exploration Permian, Inc.	2,071	46,018
#	RPC, Inc.	1,154,640	8,440,418
#	SandRidge Energy, Inc.	151,692	2,214,703
	Scorpio Tankers, Inc.	893,863	63,196,114
*	SEACOR Marine Holdings, Inc.	77,125	814,440

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Seadrill Ltd.	349,846	$15,120,344
	Select Water Solutions, Inc.	1,254,593	9,748,188
	SFL Corp. Ltd.	2,124,732	25,857,988
#*	SilverBow Resources, Inc.	145,482	3,864,002
	SM Energy Co.	1,085,495	40,250,155
#*	Smart Sand, Inc.	6,476	11,981
	Solaris Oilfield Infrastructure, Inc., Class A	253,486	1,901,145
*	Southwestern Energy Co.	8,891,439	57,349,782
#*	Talos Energy, Inc.	1,752,481	22,729,679
	TechnipFMC PLC	2,066,476	39,965,646
*	Teekay Corp.	1,341,142	12,056,867
	Teekay Tankers Ltd., Class A	460,748	28,819,787
#*	Transocean Ltd.	11,400,334	62,245,824
*	U.S. Silica Holdings, Inc.	1,202,294	12,888,592
#*	Vital Energy, Inc.	169,613	7,434,138
#	Vitesse Energy, Inc.	15,797	331,895
#	World Kinect Corp.	887,113	20,022,140
TOTAL ENERGY			1,563,701,147
FINANCIALS — (23.2%)
	1st Source Corp.	310,800	16,245,516
#	ACNB Corp.	26,339	1,028,011
*	Affinity Bancshares, Inc.	1,447	24,208
#	Alerus Financial Corp.	24,880	565,025
	Amalgamated Financial Corp.	42,317	1,123,940
*	Ambac Financial Group, Inc.	498,385	8,098,756
#	Amerant Bancorp, Inc.	51,033	1,153,856
*	American Equity Investment Life Holding Co.	1,749,720	96,602,041
	American National Bankshares, Inc.	46,462	2,104,264
	Ameris Bancorp	996,793	49,480,805
#	AmeriServ Financial, Inc.	324,794	964,638
	Associated Banc-Corp.	3,355,178	70,492,290
#	Associated Capital Group, Inc., Class A	19,371	658,808
	Assured Guaranty Ltd.	1,301,830	105,617,468
	Atlantic American Corp.	196,322	530,069
#	Atlantic Union Bankshares Corp.	1,300,952	44,440,520
	Axis Capital Holdings Ltd.	645,250	38,405,280
	Banc of California, Inc.	714,275	9,842,709
#	Bank of Marin Bancorp	155,717	3,048,939
	Bank OZK	1,789,471	80,723,037
	BankFinancial Corp.	180,211	1,953,487
	BankUnited, Inc.	612,662	17,313,828
	Bankwell Financial Group, Inc.	25,991	721,250
	Banner Corp.	467,900	21,794,782
	Bar Harbor Bankshares	189,013	4,972,932
	BayCom Corp.	124,400	2,539,004
#	BCB Bancorp, Inc.	144,053	1,789,138
	Berkshire Hills Bancorp, Inc.	542,970	13,031,280
#*	Blue Foundry Bancorp	120,809	1,152,518
	BOK Financial Corp.	121,878	10,218,252
#	Bread Financial Holdings, Inc.	728,394	26,418,850
*	Bridgewater Bancshares, Inc.	35,299	441,590
*	Brighthouse Financial, Inc.	1,009,460	52,259,744
	Brookline Bancorp, Inc.	1,134,792	12,278,449
	Business First Bancshares, Inc.	80,012	1,804,271
	Byline Bancorp, Inc.	371,197	8,106,942
	C&F Financial Corp.	56,603	3,141,466
	Cadence Bank	2,225,918	59,253,937
#*	California BanCorp	1,966	49,799

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*»	California First Leasing Corp.	12,672	$224,928
#	Cambridge Bancorp	33,426	2,292,689
	Camden National Corp.	111,838	4,029,523
*	Cannae Holdings, Inc.	38,059	770,695
	Capital City Bank Group, Inc.	47,380	1,354,120
#	Capitol Federal Financial, Inc.	519,480	3,293,503
	Capstar Financial Holdings, Inc.	121,030	2,201,536
#*	Carter Bankshares, Inc.	93,813	1,356,536
#	Cathay General Bancorp	607,873	25,026,131
#	CB Financial Services, Inc.	1,113	26,167
*»	CCUR Holdings, Inc.	53	137,800
	Central Pacific Financial Corp.	165,740	3,193,810
	Central Valley Community Bancorp	124,674	2,421,169
	Chemung Financial Corp.	4,546	211,480
#	ChoiceOne Financial Services, Inc.	701	18,703
#	Citizens Community Bancorp, Inc.	45,363	550,707
	Civista Bancshares, Inc.	176,238	3,011,907
	CNB Financial Corp.	148,388	3,168,084
	Codorus Valley Bancorp, Inc.	81,561	1,922,393
	Colony Bankcorp, Inc.	70,456	861,677
	Columbia Banking System, Inc.	260,312	5,247,890
	Community Trust Bancorp, Inc.	120,896	5,017,184
#	Community West Bancshares	30,329	471,919
	ConnectOne Bancorp, Inc.	567,486	12,961,380
#*	Consumer Portfolio Services, Inc.	382,707	3,497,942
#*	CrossFirst Bankshares, Inc.	334,973	4,729,819
*	Customers Bancorp, Inc.	547,623	29,264,973
#	Dime Community Bancshares, Inc.	246,464	5,621,844
	Donegal Group, Inc., Class A	425,161	6,381,667
#	Donegal Group, Inc., Class B	54,141	781,255
	Eagle Bancorp Montana, Inc.	8,202	119,011
#	Eagle Bancorp, Inc.	78,576	1,947,899
	Eastern Bankshares, Inc.	730,047	10,191,456
	Employers Holdings, Inc.	556,638	23,222,937
	Enact Holdings, Inc.	263,725	7,513,525
#*	Encore Capital Group, Inc.	431,033	21,586,133
*	Enova International, Inc.	268,302	14,603,678
*	Enstar Group Ltd.	131,144	35,001,022
	Enterprise Financial Services Corp.	191,435	7,969,439
	Equity Bancshares, Inc., Class A	57,224	1,879,808
	ESSA Bancorp, Inc.	174,964	3,326,066
	Essent Group Ltd.	521,032	28,740,125
	Evans Bancorp, Inc.	10,591	312,117
#*	EZCORP, Inc., Class A	1,129,558	9,714,199
#	Farmers & Merchants Bancorp, Inc.	4,038	91,259
	FB Financial Corp.	65,939	2,456,228
	Financial Institutions, Inc.	218,497	4,566,587
*	Finwise Bancorp	1,185	16,365
	First American Financial Corp.	78,553	4,740,674
	First Bancorp/Southern Pines NC	199,331	6,888,879
	First Bancshares, Inc.	170,573	4,337,671
	First Bank	127,320	1,749,377
	First Busey Corp.	865,559	20,375,259
	First Business Financial Services, Inc.	136,704	5,026,606
#	First Commonwealth Financial Corp.	1,067,368	14,953,826
	First Community Bankshares, Inc.	60,366	2,069,346
	First Community Corp.	3,528	65,974
	First Financial Bancorp	1,616,452	36,240,854
	First Financial Corp.	162,848	6,419,468

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	First Financial Northwest, Inc.	257,701	$5,380,797
	First Hawaiian, Inc.	810,039	17,569,746
	First Internet Bancorp	52,850	1,742,993
	First Interstate BancSystem, Inc., Class A	556,075	15,303,184
	First Merchants Corp.	526,629	17,805,326
	First Mid Bancshares, Inc.	54,936	1,728,836
	First Northwest Bancorp	135,012	1,963,074
	First of Long Island Corp.	196,895	2,366,678
#	First Savings Financial Group, Inc.	742	13,356
	First United Corp.	97,412	2,215,149
#*	First Western Financial, Inc.	7,050	120,202
	Flushing Financial Corp.	421,684	6,759,595
#	FNB Corp.	7,740,350	102,017,813
#	Franklin Financial Services Corp.	6,431	207,850
	FS Bancorp, Inc.	52,236	1,923,330
#	Fulton Financial Corp.	3,572,378	55,693,373
#*	FVCBankcorp, Inc.	8,104	99,436
*	Genworth Financial, Inc., Class A	8,106,961	50,019,956
	Great Southern Bancorp, Inc.	46,089	2,400,776
*	Green Dot Corp., Class A	672,585	6,059,991
#*	Greenlight Capital Re Ltd., Class A	482,103	5,500,795
	Hancock Whitney Corp.	1,176,386	53,066,772
	Hanmi Financial Corp.	438,862	7,350,938
	HarborOne Bancorp, Inc.	114,293	1,248,080
	Hawthorn Bancshares, Inc.	46,129	1,162,451
	Heartland Financial USA, Inc.	126,725	4,494,936
#	Hennessy Advisors, Inc.	40	280
	Heritage Commerce Corp.	348,593	3,098,992
	Heritage Financial Corp.	52,305	1,053,946
*	Heritage Insurance Holdings, Inc.	115,962	698,091
	Hilltop Holdings, Inc.	1,127,969	35,519,744
#	HMN Financial, Inc.	98,222	2,185,439
	Home Bancorp, Inc.	89,841	3,577,469
	HomeStreet, Inc.	3,836	52,783
	HomeTrust Bancshares, Inc.	217,195	5,896,844
	Hope Bancorp, Inc.	768,740	8,517,639
	Horace Mann Educators Corp.	498,384	18,355,483
	Horizon Bancorp, Inc.	119,285	1,563,826
#	Independent Bank Corp.	93,955	5,269,936
	Independent Bank Corp.	75,296	1,915,530
#	Independent Bank Group, Inc.	178,326	8,622,062
	International Bancshares Corp.	837,602	44,275,642
	Invesco Ltd.	3,579,041	56,656,219
	Investar Holding Corp.	20,243	362,350
	Investors Title Co.	731	122,260
	Jackson Financial, Inc., Class A	1,200,996	60,133,870
	Janus Henderson Group PLC	1,929,693	55,497,971
	Jefferies Financial Group, Inc.	39,213	1,598,322
	Kearny Financial Corp.	1,161,123	8,394,919
	Lakeland Bancorp, Inc.	885,342	11,766,195
#	Landmark Bancorp, Inc.	55,774	1,180,178
	LCNB Corp.	108,595	1,603,948
*	LendingClub Corp.	981,426	8,852,463
*	Luther Burbank Corp.	201,200	1,931,520
	Magyar Bancorp, Inc.	45,251	521,744
#*	Maiden Holdings Ltd.	28,081	49,423
	MainStreet Bancshares, Inc.	15,862	293,764
	Mercantile Bank Corp.	342,612	13,735,315
#	Merchants Bancorp	31,451	1,375,667

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Meridian Corp.	26,608	$321,957
	MGIC Investment Corp.	4,451,095	88,309,725
	Mid Penn Bancorp, Inc.	16,271	347,874
#	Middlefield Banc Corp.	9,162	241,877
	Midland States Bancorp, Inc.	377,924	9,924,284
#*††	Midwest Banc Holdings, Inc.	1,629	0
	MidWestOne Financial Group, Inc.	98,837	2,520,343
*	Mr Cooper Group, Inc.	442,457	29,803,904
	National Bank Holdings Corp., Class A	35,225	1,232,875
	National Western Life Group, Inc., Class A	72,516	35,097,744
#	Navient Corp.	2,797,909	48,179,993
	Nelnet, Inc., Class A	683,674	59,568,516
#	New York Community Bancorp, Inc.	7,688,253	49,742,997
#*	Nicholas Financial, Inc.	139,827	987,179
#	Nicolet Bankshares, Inc.	40,198	3,126,198
*	NMI Holdings, Inc., Class A	559,251	17,851,292
#	Northeast Bank	82,895	4,545,133
#	Northeast Community Bancorp, Inc.	21,664	373,271
	Northfield Bancorp, Inc.	705,689	8,489,439
	Northrim BanCorp, Inc.	168,316	8,505,007
#	Northwest Bancshares, Inc.	2,033,474	25,154,073
	OceanFirst Financial Corp.	659,089	11,356,103
#*	Ocwen Financial Corp.	61,332	1,774,335
	OFG Bancorp	980,983	36,070,745
#	Old National Bancorp	4,298,375	70,794,236
	OP Bancorp	96,605	1,053,961
	Oppenheimer Holdings, Inc., Class A	152,133	5,686,732
#*	OptimumBank Holdings, Inc.	1,253	5,551
	Origin Bancorp, Inc.	77,840	2,374,120
	Orrstown Financial Services, Inc.	109,536	3,031,956
	Pacific Premier Bancorp, Inc.	919,337	23,323,580
	Parke Bancorp, Inc.	75,434	1,396,283
#	PCB Bancorp	101,874	1,706,389
	Peapack-Gladstone Financial Corp.	274,256	7,563,980
	Penns Woods Bancorp, Inc.	43,832	945,018
	PennyMac Financial Services, Inc.	699,950	61,049,639
	Peoples Bancorp of North Carolina, Inc.	4,150	120,723
#	Peoples Bancorp, Inc.	685,992	20,099,566
#	Peoples Financial Services Corp.	41,515	1,814,621
	Pinnacle Financial Partners, Inc.	276,250	24,414,975
*	Ponce Financial Group, Inc.	1,783	16,154
	Popular, Inc.	1,082,839	92,528,593
*	PRA Group, Inc.	142,594	3,246,865
	Premier Financial Corp.	580,956	12,136,171
	Primis Financial Corp.	226,398	2,988,454
	Princeton Bancorp, Inc.	24,208	790,633
	ProAssurance Corp.	751,254	10,111,879
	Prosperity Bancshares, Inc.	857,661	54,813,114
	Provident Financial Holdings, Inc.	174,400	2,633,440
#	Provident Financial Services, Inc.	1,923,114	31,827,537
	QCR Holdings, Inc.	125,988	7,358,959
#	Radian Group, Inc.	1,590,600	46,095,588
#	RBB Bancorp	46,511	822,780
	Regional Management Corp.	193,310	4,712,898
	Renasant Corp.	861,013	27,233,841
#*	Repay Holdings Corp.	204,035	1,599,634
	Republic Bancorp, Inc., Class A	175,533	8,985,534
	Richmond Mutual BanCorp, Inc.	7,448	85,801
	Riverview Bancorp, Inc.	499,308	2,741,201

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	S&T Bancorp, Inc.	559,976	$18,669,600
	Sandy Spring Bancorp, Inc.	355,970	8,678,549
#	SB Financial Group, Inc.	59,845	916,825
	Seacoast Banking Corp. of Florida	141,614	3,478,040
*	Security National Financial Corp., Class A	81,793	640,439
	Shore Bancshares, Inc.	59,416	768,843
	Sierra Bancorp	329,218	6,831,273
#	Simmons First National Corp., Class A	1,231,215	23,405,397
*	SiriusPoint Ltd.	855,889	10,099,490
	SmartFinancial, Inc.	142,291	3,309,689
	South Plains Financial, Inc.	8,516	230,613
*	Southern First Bancshares, Inc.	3,287	123,230
	Southern Missouri Bancorp, Inc.	332	14,479
	SouthState Corp.	255,188	21,206,123
#	Stellar Bancorp, Inc.	287,988	7,208,340
#*	Sterling Bancorp, Inc.	146,827	794,334
	Stewart Information Services Corp.	381,397	23,516,939
	Summit Financial Group, Inc.	189,983	5,374,619
#	Summit State Bank	10,197	119,917
#*	SWK Holdings Corp.	2,921	50,533
	Synovus Financial Corp.	879,152	33,108,864
	Territorial Bancorp, Inc.	104,900	1,126,626
*	Texas Capital Bancshares, Inc.	812,104	49,538,344
*	Third Coast Bancshares, Inc.	59,235	1,125,465
	Timberland Bancorp, Inc.	137,085	3,834,267
	Tiptree, Inc.	697,034	13,194,854
	Towne Bank	882,578	24,809,268
	TriCo Bancshares	12,923	469,751
	TrustCo Bank Corp.	256,624	7,416,434
	Trustmark Corp.	699,462	18,878,479
*»	Unico American Corp.	99,017	990
	United Bancshares, Inc.	14,989	286,440
	United Bankshares, Inc.	1,661,222	59,554,809
	United Community Banks, Inc.	427,459	11,686,729
	United Fire Group, Inc.	198,508	4,448,564
#	United Security Bancshares	269,950	2,173,097
	Unity Bancorp, Inc.	57,588	1,577,335
	Univest Financial Corp.	308,826	6,559,464
	Unum Group	659,357	31,873,317
#	Valley National Bancorp	7,317,366	70,393,061
#*	Velocity Financial, Inc.	7,905	124,504
	Veritex Holdings, Inc.	276,395	5,807,059
#	WaFd, Inc.	1,655,519	48,076,272
	Washington Trust Bancorp, Inc.	40,757	1,133,452
#	Waterstone Financial, Inc.	286,798	3,814,413
	Webster Financial Corp.	164,845	8,156,531
#	WesBanco, Inc.	1,120,108	32,863,969
	Western Alliance Bancorp	330,622	21,146,583
	Western New England Bancorp, Inc.	437,503	3,723,151
	Westwood Holdings Group, Inc.	2,687	33,050
	White Mountains Insurance Group Ltd.	40,293	63,500,559
#	William Penn Bancorp	23,209	287,095
	Wintrust Financial Corp.	536,714	52,050,524
	WSFS Financial Corp.	658,647	29,316,378
	WVS Financial Corp.	1,740	23,142
#	Zions Bancorp NA	314,471	13,176,335
TOTAL FINANCIALS			3,645,823,902

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (3.8%)
*	Acadia Healthcare Co., Inc.	766,094	$62,926,961
*	American Shared Hospital Services	118,315	315,901
*	AngioDynamics, Inc.	363,046	2,141,971
*	Anika Therapeutics, Inc.	61,038	1,435,614
*	Avanos Medical, Inc.	580,181	11,133,673
#*	Azenta, Inc.	609,231	39,721,861
#*	Brookdale Senior Living, Inc.	1,485,870	8,127,709
*	Computer Programs & Systems, Inc.	13,731	139,095
#*	Cross Country Healthcare, Inc.	272,622	5,793,218
*	Cullinan Oncology, Inc.	67,898	1,027,976
#*††	Curative Health Services, Inc.	347,123	0
#*	Definitive Healthcare Corp.	20,314	172,669
*	Elanco Animal Health, Inc.	5,112,281	75,355,022
#*	Enhabit, Inc.	143,841	1,451,356
#*	Enovis Corp.	859,252	50,438,092
*	Envista Holdings Corp.	1,061,097	24,935,779
*	FONAR Corp.	94,951	1,857,242
#*	Fulgent Genetics, Inc.	345,136	8,486,894
#*	Harvard Bioscience, Inc.	4,060	17,864
	HealthStream, Inc.	38,499	1,024,843
#*	ICU Medical, Inc.	32,772	2,999,621
*	ImmuCell Corp.	30,754	163,304
#*	Innoviva, Inc.	992,261	16,074,628
#*	Integer Holdings Corp.	461,037	46,712,269
#*	Kewaunee Scientific Corp.	65,322	1,875,395
*	LENSAR, Inc.	103,227	366,456
#*	Ligand Pharmaceuticals, Inc.	68,859	5,033,593
#	National HealthCare Corp.	225,079	20,941,350
#*††	OCA, Inc.	492,841	0
*»	OmniAb, Inc.	2,029	0
*»	OmniAb, Inc.	2,029	0
*	OraSure Technologies, Inc.	819,730	6,041,410
*	Organogenesis Holdings, Inc.	5,453	17,995
#*	Owens & Minor, Inc.	504,112	9,936,048
*	Pacira BioSciences, Inc.	14,250	464,408
#*††	PDL BioPharma, Inc.	1,226,353	1,974,428
*	Pediatrix Medical Group, Inc.	1,112,878	10,416,538
	Perrigo Co. PLC	1,837,854	58,958,356
	Premier, Inc., Class A	406,558	8,789,784
*	Prestige Consumer Healthcare, Inc.	922,421	56,765,788
*	QuidelOrtho Corp.	81,393	5,576,234
#*	Supernus Pharmaceuticals, Inc.	134,364	3,719,196
*	Taro Pharmaceutical Industries Ltd.	23,740	1,022,007
*††	U.S. Diagnostic, Inc.	3	0
*	Vanda Pharmaceuticals, Inc.	175,873	633,143
#*	Varex Imaging Corp.	432,802	8,340,095
*	Veracyte, Inc.	441,071	11,035,596
#*	Veradigm, Inc.	2,339,100	21,355,983
*	Voyager Therapeutics, Inc.	87,219	634,082
*	Zimvie, Inc.	208,382	3,642,517
TOTAL HEALTH CARE			599,993,964
INDUSTRIALS — (18.1%)
*	AAR Corp.	824,518	50,147,185
	ABM Industries, Inc.	1,382,037	56,373,289
	ACCO Brands Corp.	1,527,415	9,286,683
#	Acme United Corp.	27,459	1,314,737
*	AerSale Corp.	50,528	469,910
	Air Lease Corp.	1,980,337	82,797,890

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Air Transport Services Group, Inc.	973,983	$15,086,997
#*	Alaska Air Group, Inc.	1,691,828	60,618,197
*	Alight, Inc., Class A	5,402,212	48,187,731
#	Allegiant Travel Co.	179,132	14,043,949
*	American Woodmark Corp.	260,863	23,811,575
#	Apogee Enterprises, Inc.	79,483	4,197,497
	ARC Document Solutions, Inc.	481,418	1,420,183
#	ArcBest Corp.	467,668	55,713,289
	Arcosa, Inc.	750,147	58,721,507
	Argan, Inc.	53,398	2,367,133
*	ASGN, Inc.	123,397	11,453,710
	Astec Industries, Inc.	342,584	12,195,990
*	Astronics Corp.	14,139	239,090
#*	Asure Software, Inc.	77,972	689,272
*	Avalon Holdings Corp., Class A	10,149	22,125
#	AZZ, Inc.	221,852	13,854,657
	Barnes Group, Inc.	1,028,436	34,051,516
*	Beacon Roofing Supply, Inc.	618,220	51,244,256
	BGSF, Inc.	24,005	244,851
*	BlueLinx Holdings, Inc.	133,682	15,418,882
	Boise Cascade Co.	651,886	88,304,478
*	BrightView Holdings, Inc.	546,303	4,878,486
	Cadeler AS, ADR	172,180	3,113,014
*	CBIZ, Inc.	172,891	11,006,241
*	CECO Environmental Corp.	564,274	10,907,416
#	Chicago Rivet & Machine Co.	27,374	489,171
	Civeo Corp.	44,317	983,837
#*	Clarivate PLC	620,238	5,544,928
	Columbus McKinnon Corp.	453,399	17,714,299
*	Commercial Vehicle Group, Inc.	108,551	704,496
#	CompX International, Inc.	69,865	1,685,144
#	Concentrix Corp.	23,973	2,130,480
*	Concrete Pumping Holdings, Inc.	542,036	4,184,518
*	Conduent, Inc.	828,032	2,980,915
#	Costamare, Inc.	1,941,676	20,795,350
	Covenant Logistics Group, Inc.	204,109	9,866,629
*»	CPI Aerostructures, Inc.	39,198	105,835
	CRA International, Inc.	37,094	3,977,961
*	Custom Truck One Source, Inc.	321,481	2,102,486
#	Deluxe Corp.	460,295	8,704,178
#*	Distribution Solutions Group, Inc.	94,862	3,027,995
#*	DLH Holdings Corp.	21,323	334,771
*	DNOW, Inc.	1,147,708	11,580,374
*	Ducommun, Inc.	298,256	14,718,934
	Dun & Bradstreet Holdings, Inc.	2,974,258	34,471,650
#*	DXP Enterprises, Inc.	241,645	7,785,802
#	Eagle Bulk Shipping, Inc.	175,112	9,653,925
	Eastern Co.	102,896	2,530,213
#	Encore Wire Corp.	393,080	88,639,540
	EnerSys	184,160	17,600,171
	Ennis, Inc.	663,826	13,522,136
	Enpro, Inc.	349,978	52,279,714
*	Enviri Corp.	1,098,643	9,459,316
	Esab Corp.	501,610	43,133,444
	ESCO Technologies, Inc.	219,942	22,405,492
#	First Advantage Corp.	677,870	11,096,732
	FTAI Infrastructure, Inc.	123,636	526,689
*	Gates Industrial Corp. PLC	3,884,241	50,029,024
	GATX Corp.	763,323	93,621,566

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Genco Shipping & Trading Ltd.	668,251	$11,721,123
*	Gencor Industries, Inc.	190,007	2,964,109
*	Gibraltar Industries, Inc.	220,345	17,830,317
*	GMS, Inc.	655,843	55,195,747
*	Graham Corp.	76,220	1,483,241
#	Granite Construction, Inc.	423,601	19,108,641
#*	Great Lakes Dredge & Dock Corp.	981,706	7,500,234
#	Greenbrier Cos., Inc.	685,603	31,167,512
	Heartland Express, Inc.	583,376	7,554,719
	Heidrick & Struggles International, Inc.	266,369	7,983,079
#*	Hertz Global Holdings, Inc.	769,869	6,428,406
	Hillenbrand, Inc.	34,174	1,591,483
*	Hillman Solutions Corp.	853,006	7,497,923
*	HireRight Holdings Corp.	113,587	1,408,479
#	HNI Corp.	123,706	5,037,308
*	Hub Group, Inc., Class A	1,556,698	70,487,285
	Hurco Cos., Inc.	127,315	3,069,565
*	Huron Consulting Group, Inc.	202,760	20,991,743
	ICF International, Inc.	278,919	38,780,898
*	IES Holdings, Inc.	22,436	1,838,855
#	Insteel Industries, Inc.	177,398	6,143,293
	Interface, Inc.	441,687	5,481,336
*	JELD-WEN Holding, Inc.	502,973	9,355,298
#*	JetBlue Airways Corp.	1,092,258	5,799,890
	Kaman Corp.	239,834	10,804,522
#	Kelly Services, Inc., Class A	807,102	16,585,946
#	Kennametal, Inc.	617,139	15,132,248
*	Kirby Corp.	819,344	64,449,599
	Korn Ferry	757,895	44,465,700
*	Kratos Defense & Security Solutions, Inc.	73,154	1,238,497
*	L B Foster Co., Class A	172,105	3,956,694
#*	Limbach Holdings, Inc.	88,993	3,826,699
#*	LS Starrett Co., Class A	51,748	693,423
	LSI Industries, Inc.	169,416	2,314,223
*	Manitowoc Co., Inc.	485,221	7,812,058
	ManpowerGroup, Inc.	520,634	38,599,805
	Marten Transport Ltd.	1,699,614	31,442,859
*	Masterbrand, Inc.	526,936	7,413,990
	Matson, Inc.	559,717	62,705,095
	Matthews International Corp., Class A	288,371	9,487,406
#*	Mayville Engineering Co., Inc.	29,697	376,855
	McGrath RentCorp	94,704	11,899,558
	MDU Resources Group, Inc.	1,434,303	27,983,252
#*	Mercury Systems, Inc.	200,734	5,953,770
	Miller Industries, Inc.	294,691	11,861,313
	MillerKnoll, Inc.	630,352	16,761,060
*	Mistras Group, Inc.	284,511	2,210,650
	Moog, Inc., Class A	155,573	21,749,105
*	MRC Global, Inc.	297,213	3,168,291
*	MYR Group, Inc.	26,940	3,875,319
#	National Presto Industries, Inc.	48,033	3,802,773
	NL Industries, Inc.	803,135	4,216,459
*	Northwest Pipe Co.	179,380	5,447,771
	nVent Electric PLC	168,591	10,122,204
*	OPENLANE, Inc.	1,632,564	22,986,501
*	Orion Group Holdings, Inc.	386,865	2,189,656
	Oshkosh Corp.	243,265	26,783,476
*	PAM Transportation Services, Inc.	360,028	7,456,180
	Pangaea Logistics Solutions Ltd.	410,934	3,829,905

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Park-Ohio Holdings Corp.	175,218	$4,334,893
*	Perma-Pipe International Holdings, Inc.	181,198	1,455,020
#	Powell Industries, Inc.	129,323	15,328,655
	Preformed Line Products Co.	99,288	12,137,958
	Primoris Services Corp.	785,693	25,770,730
*	Quad/Graphics, Inc.	553,591	3,022,607
	Quanex Building Products Corp.	794,854	24,815,342
*	Quest Resource Holding Corp.	6,678	46,078
*	Radiant Logistics, Inc.	579,041	3,555,312
*	Resideo Technologies, Inc.	2,170,422	36,397,977
#	Resources Connection, Inc.	721,665	9,713,611
	REV Group, Inc.	473,340	9,239,597
	Rush Enterprises, Inc., Class A	1,423,809	63,943,262
#	Rush Enterprises, Inc., Class B	620,773	29,343,940
	Ryder System, Inc.	198,241	22,514,230
#	Schneider National, Inc., Class B	1,037,145	25,430,795
	Sensata Technologies Holding PLC	548,378	19,834,832
#*	Servotronics, Inc.	15,025	194,574
*	SIFCO Industries, Inc.	49,091	151,200
*	SkyWest, Inc.	1,113,671	59,314,117
#	Spirit Airlines, Inc.	258,173	1,623,908
#	Standex International Corp.	34,294	5,063,852
	Steelcase, Inc., Class A	1,431,676	18,153,652
*	Stericycle, Inc.	384,676	18,464,448
#*	Sterling Check Corp.	144,500	1,970,980
*	Stratasys Ltd.	85,943	1,136,166
*	Sun Country Airlines Holdings, Inc.	13,552	184,443
*	Taylor Devices, Inc.	6,091	187,603
#*	Team, Inc.	1,696	11,974
	Textainer Group Holdings Ltd.	907,386	45,051,715
*	Thermon Group Holdings, Inc.	268,049	8,786,646
	Timken Co.	8,073	661,259
#*	Titan International, Inc.	290,261	4,284,252
#*	Titan Machinery, Inc.	547,054	14,622,753
	Trinity Industries, Inc.	1,590,067	39,974,284
#*	TrueBlue, Inc.	403,486	5,560,037
*	Tutor Perini Corp.	390,424	3,498,199
	Twin Disc, Inc.	67,253	1,028,298
	UFP Industries, Inc.	31,678	3,593,869
*	Ultralife Corp.	180,907	1,279,012
	UniFirst Corp.	113,619	19,249,331
#	Universal Logistics Holdings, Inc.	41,348	1,261,941
*	V2X, Inc.	56,384	2,192,774
#	Virco Mfg. Corp.	63,739	763,593
#	VSE Corp.	185,789	11,539,355
	Wabash National Corp.	10,334	261,450
	Werner Enterprises, Inc.	851,018	33,657,762
	WESCO International, Inc.	322,578	55,973,735
*	Willdan Group, Inc.	14,648	280,363
#*	Willis Lease Finance Corp.	235,751	11,554,156
TOTAL INDUSTRIALS			2,849,009,337
INFORMATION TECHNOLOGY — (6.8%)
#*	Alithya Group, Inc., Class A	170,632	203,052
#*	Alpha & Omega Semiconductor Ltd.	578,564	14,845,952
	Amkor Technology, Inc.	4,545,796	143,919,901
#*	Amtech Systems, Inc.	407,681	1,663,338
*	Arrow Electronics, Inc.	181,721	20,198,289
#*	AstroNova, Inc.	176,779	3,116,614

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Aviat Networks, Inc.	4,920	$146,764
	Avnet, Inc.	1,985,050	89,922,765
*	Aware, Inc.	437,186	677,638
*	AXT, Inc.	223,482	549,766
#	Bel Fuse, Inc., Class A	16,404	1,166,816
	Bel Fuse, Inc., Class B	198,649	13,281,672
	Benchmark Electronics, Inc.	878,163	23,815,780
#*	Cleanspark, Inc.	1,832,860	14,754,523
*	Coherent Corp.	1,233,174	58,625,092
*	Cohu, Inc.	552,454	17,601,184
	Comtech Telecommunications Corp.	315,372	1,996,305
#	CSP, Inc.	116,461	2,783,418
#*	Daktronics, Inc.	327,055	2,479,077
#*	Digi International, Inc.	618,841	15,044,025
#*»	Digital Turbine, Inc.	44,425	239,451
*	DXC Technology Co.	2,119,282	46,200,347
#*	Eastman Kodak Co.	260,840	899,898
#	Ebix, Inc.	115,018	242,688
*	ePlus, Inc.	173,494	13,105,737
#*	Frequency Electronics, Inc.	230,678	2,357,529
#*	Ichor Holdings Ltd.	296,448	10,731,418
#	Immersion Corp.	163,239	1,114,922
#*	Insight Enterprises, Inc.	263,444	48,668,644
#*	Intevac, Inc.	296,231	1,223,434
*	Key Tronic Corp.	235,708	1,004,116
*	Kimball Electronics, Inc.	708,688	16,852,601
*	Knowles Corp.	1,269,902	20,712,102
*	KVH Industries, Inc.	208,984	1,017,752
*	Kyndryl Holdings, Inc.	2,183,332	44,801,973
*	Magnachip Semiconductor Corp.	164,488	1,074,107
	Methode Electronics, Inc.	108,370	2,249,761
#*	Mirion Technologies, Inc.	1,011,477	9,558,458
*	NETGEAR, Inc.	170,222	2,417,152
*	NetScout Systems, Inc.	1,651,033	35,513,720
*	Optical Cable Corp.	117,105	312,670
	PC Connection, Inc.	655,488	42,285,531
*	Photronics, Inc.	1,170,281	34,195,611
*	Plexus Corp.	315,216	29,857,259
#*	Powerfleet, Inc. NJ	38,359	122,749
#*	Ribbon Communications, Inc.	389,127	1,182,946
#	Richardson Electronics Ltd.	281,148	2,766,496
*	Sanmina Corp.	1,402,667	83,907,540
*	ScanSource, Inc.	375,889	14,757,402
#*††	Silicon Graphics, Inc.	289,563	0
*	SolarWinds Corp.	194,100	2,294,262
#*††	Superior Telecom, Inc.	29,232	0
#	Taitron Components, Inc., Class A	7,394	23,439
*	TransAct Technologies, Inc.	87,960	673,774
#*	Trio-Tech International	51,061	255,816
*	TTM Technologies, Inc.	2,372,191	32,997,177
#*	Ultra Clean Holdings, Inc.	350,213	13,378,137
#*	Viasat, Inc.	588,451	13,081,266
#	Vishay Intertechnology, Inc.	2,995,784	65,098,386
*	Vishay Precision Group, Inc.	279,377	8,906,539
#	Xerox Holdings Corp.	1,933,921	35,700,182
*	Xperi, Inc.	110,835	1,183,718
TOTAL INFORMATION TECHNOLOGY			1,069,758,681

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (7.7%)
	AdvanSix, Inc.	421,859	$10,706,781
	Alcoa Corp.	669,141	19,906,945
#	Alpha Metallurgical Resources, Inc.	147,321	58,816,436
*	American Biltrite, Inc.	25	2,400
	American Vanguard Corp.	677,342	7,396,575
#*	Ampco-Pittsburgh Corp.	3,528	8,926
#	Arcadium Lithium PLC	271,381	1,327,053
	Arch Resources, Inc.	119,186	21,091,155
#*	Ascent Industries Co.	56,515	565,715
	Ashland, Inc.	721,280	67,526,234
	Avient Corp.	670,421	24,275,944
	Caledonia Mining Corp. PLC	41,791	447,582
	Carpenter Technology Corp.	1,156,527	71,230,498
*	Clearwater Paper Corp.	248,356	8,188,297
#*	Coeur Mining, Inc.	2,272,833	6,113,921
	Commercial Metals Co.	2,100,118	109,668,162
*	Core Molding Technologies, Inc.	148,824	2,574,655
*	Ecovyst, Inc.	1,336,674	12,377,601
	Element Solutions, Inc.	4,044,500	89,909,235
#*	Ferroglobe PLC	380,758	1,926,635
	Fortitude Gold Corp.	40,459	236,483
	Friedman Industries, Inc.	178,693	2,984,173
	Greif, Inc., Class A	585,420	36,653,146
	Greif, Inc., Class B	27,770	1,741,179
#	Hawkins, Inc.	21,180	1,409,953
	Haynes International, Inc.	317,352	17,666,986
	HB Fuller Co.	217,453	16,476,414
#	Hecla Mining Co.	9,920,626	37,797,585
	Huntsman Corp.	2,564,760	62,939,210
	Innospec, Inc.	32,609	3,786,231
#*	Intrepid Potash, Inc.	193,452	3,559,517
	Kaiser Aluminum Corp.	77,425	5,024,882
*	Knife River Corp.	235,613	15,430,295
	Koppers Holdings, Inc.	214,960	10,993,054
#	Kronos Worldwide, Inc.	588,088	5,475,099
*	LSB Industries, Inc.	86,451	643,195
	Materion Corp.	268,111	31,360,944
#	Mativ Holdings, Inc.	31,066	373,724
#	Mercer International, Inc.	768,577	6,502,161
	Minerals Technologies, Inc.	479,893	31,361,008
	Nexa Resources SA	91,625	669,779
*	O-I Glass, Inc.	1,296,527	18,877,433
#	Olympic Steel, Inc.	251,823	17,018,198
	Pactiv Evergreen, Inc.	335,002	4,891,029
*	Perimeter Solutions SA	25,445	120,609
	Ramaco Resources, Inc., Class A	112,110	2,116,637
	Ramaco Resources, Inc., Class B	5,650	71,303
*	Ranpak Holdings Corp.	245,731	1,012,412
*	Rayonier Advanced Materials, Inc.	590,056	2,560,843
#††	Resolute Forest Products, Inc.	1,372,760	365,566
	Ryerson Holding Corp.	302,444	10,379,878
	Schnitzer Steel Industries, Inc., Class A	681,733	17,950,030
#	Stepan Co.	106,636	9,519,396
*	Summit Materials, Inc., Class A	1,463,394	52,945,595
	SunCoke Energy, Inc.	2,118,298	21,712,554
*	TimkenSteel Corp.	845,253	17,369,949
	Tredegar Corp.	144,775	684,786
	TriMas Corp.	596,052	14,710,563
#	Tronox Holdings PLC	2,483,090	34,241,811

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	U.S. Steel Corp.	3,017,727	$141,893,524
*	Universal Stainless & Alloy Products, Inc.	106,184	2,013,249
	Warrior Met Coal, Inc.	380,293	24,403,402
*»	Webco Industries, Inc.	5,631	965,717
#*	Worthington Steel, Inc.	300,742	9,007,223
TOTAL MATERIALS			1,211,977,475
REAL ESTATE — (1.0%)
#*	AMREP Corp.	10,123	206,307
*	Cushman & Wakefield PLC	559,288	5,883,710
*	Forestar Group, Inc.	487,855	15,250,347
*	FRP Holdings, Inc.	80,002	4,648,116
*	Howard Hughes Holdings, Inc.	652,622	52,261,970
*	Jones Lang LaSalle, Inc.	201,985	35,763,464
#	Kennedy-Wilson Holdings, Inc.	947,985	9,906,443
#	Marcus & Millichap, Inc.	158,494	6,037,036
	Newmark Group, Inc., Class A	905,666	9,192,510
	RE/MAX Holdings, Inc., Class A	221,927	2,381,277
#*	Stratus Properties, Inc.	109,712	2,523,376
*	Tejon Ranch Co.	418,540	6,604,561
TOTAL REAL ESTATE			150,659,117
UTILITIES — (0.4%)
#	Brookfield Infrastructure Corp., Class A	1,681,605	58,872,991
	Genie Energy Ltd., Class B	99,300	1,847,973
	New Jersey Resources Corp.	240,881	9,835,171
TOTAL UTILITIES			70,556,135
TOTAL COMMON STOCKS			14,514,155,712
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	8,400	190,344
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	4,288	169,633
INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	169,659	4,548,558
TOTAL PREFERRED STOCKS			4,908,535
TOTAL INVESTMENT SECURITIES (Cost $9,583,796,683)			14,519,064,247

TEMPORARY CASH INVESTMENTS — (2.1%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	332,644,266	332,644,266
SECURITIES LENDING COLLATERAL — (5.6%)
@§	The DFA Short Term Investment Fund	76,389,634	883,675,282
TOTAL INVESTMENTS — (100.0%)
(Cost $10,800,107,566)^^			$15,735,383,795

U.S. Small Cap Value Portfolio
CONTINUED
As of January 31, 2024, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,128	03/15/24	$276,085,276	$274,696,200	$(1,389,076)
Total Futures Contracts			$276,085,276	$274,696,200	$(1,389,076)
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$312,073,913	—	—	$312,073,913
Consumer Discretionary	2,463,438,620	$339,902	—	2,463,778,522
Consumer Staples	575,483,443	1,340,076	—	576,823,519
Energy	1,563,701,147	—	—	1,563,701,147
Financials	3,645,460,184	363,718	—	3,645,823,902
Health Care	598,019,536	—	$1,974,428	599,993,964
Industrials	2,848,903,502	105,835	—	2,849,009,337
Information Technology	1,069,519,230	239,451	—	1,069,758,681
Materials	1,210,646,192	965,717	365,566	1,211,977,475
Real Estate	150,659,117	—	—	150,659,117
Utilities	70,556,135	—	—	70,556,135
Preferred Stocks
Communication Services	190,344	—	—	190,344
Consumer Discretionary	169,633	—	—	169,633
Industrials	4,548,558	—	—	4,548,558
Temporary Cash Investments	332,644,266	—	—	332,644,266
Securities Lending Collateral	—	883,675,282	—	883,675,282
Futures Contracts**	(1,389,076)	—	—	(1,389,076)
TOTAL	$14,844,624,744	$887,029,981	$2,339,994^	$15,733,994,719
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (7.3%)
#*††	Akazoo SA	1,631	$0
*	Alphabet, Inc., Class A	2,905,839	407,108,044
*	Alphabet, Inc., Class C	2,559,387	362,921,077
*	Altice USA, Inc., Class A	149,434	364,619
#*	AMC Networks, Inc., Class A	51,536	932,286
*	Angi, Inc.	73,469	174,122
#*	Anterix, Inc.	19,903	593,507
	AT&T, Inc.	3,691,167	65,296,744
#	Atlanta Braves Holdings, Inc., Class A	15,003	646,179
*	Atlanta Braves Holdings, Inc., Class C	55,951	2,255,385
#	ATN International, Inc.	37,541	1,385,263
*	Bandwidth, Inc., Class A	44,262	612,586
*	Boston Omaha Corp., Class A	65,997	1,022,294
*	Bumble, Inc., Class A	180,114	2,471,164
	Cable One, Inc.	10,140	5,566,150
#*	Cardlytics, Inc.	42,712	326,320
#*	Cargurus, Inc.	127,393	2,960,613
*	Cars.com, Inc.	166,237	2,897,511
*	Charter Communications, Inc., Class A	97,492	36,141,259
#*	Cinemark Holdings, Inc.	174,126	2,408,163
	Comcast Corp., Class A	4,141,667	192,753,182
*	Consolidated Communications Holdings, Inc.	169,647	736,268
*	Cumulus Media, Inc., Class A	16,489	75,849
*	Daily Journal Corp.	308	98,967
*	DHI Group, Inc.	775,296	1,775,428
#*	EchoStar Corp., Class A	197,041	2,638,379
	Electronic Arts, Inc.	155,923	21,451,886
#*	Emerald Holding, Inc.	24,642	151,302
#	Endeavor Group Holdings, Inc., Class A	140,373	3,474,232
#	Entravision Communications Corp., Class A	191,651	772,354
#*	Eventbrite, Inc., Class A	39,628	331,686
#*	EverQuote, Inc., Class A	21,914	276,774
*	EW Scripps Co., Class A	172,396	1,373,996
*	FG Group Holdings, Inc.	13,352	18,292
	Fox Corp., Class A	157,984	5,102,883
	Fox Corp., Class B	61,900	1,857,619
*	Frontier Communications Parent, Inc.	186,403	4,591,106
*	Gaia, Inc.	18,401	53,363
*	Gambling.com Group Ltd.	5,258	48,111
#*	Gannett Co., Inc.	135,661	335,083
»	GCI Liberty, Inc.	165,070	149,296
#*	Gogo, Inc.	131,764	1,166,111
	Gray Television, Inc.	130,138	1,242,818
#	Gray Television, Inc., Class A	600	5,502
*	Harte Hanks, Inc.	2,554	19,768
*	IDT Corp., Class B	184,434	6,377,728
*	IMAX Corp.	46,366	647,733
*	Integral Ad Science Holding Corp.	82,094	1,194,468
	Interpublic Group of Cos., Inc.	682,571	22,518,017
	Iridium Communications, Inc.	209,946	7,612,642
	IZEA Worldwide, Inc.	5,022	10,094
	John Wiley & Sons, Inc., Class A	38,137	1,290,556
	John Wiley & Sons, Inc., Class B	4,130	139,800

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Lee Enterprises, Inc.	5,611	$60,767
*	Liberty Broadband Corp., Class A	9,694	754,387
*	Liberty Broadband Corp., Class C	96,897	7,601,570
*	Liberty Latin America Ltd., Class A	170,570	1,200,813
#*	Liberty Latin America Ltd., Class C	385,444	2,744,361
	Liberty Media Corp.-Liberty Formula One, Class A	22,083	1,349,050
*	Liberty Media Corp.-Liberty Formula One, Class C	191,767	12,896,331
	Liberty Media Corp.-Liberty Live, Class A	20,487	754,536
*	Liberty Media Corp.-Liberty Live, Class C	55,388	2,064,311
*	Liberty Media Corp.-Liberty SiriusXM, Class A	16,704	507,635
*	Liberty Media Corp.-Liberty SiriusXM, Class C	23,227	705,172
*	Lions Gate Entertainment Corp., Class A	236,648	2,468,239
*	Lions Gate Entertainment Corp., Class B	446,399	4,330,070
*	Live Nation Entertainment, Inc.	139,583	12,401,950
*	Madison Square Garden Entertainment Corp.	47,519	1,584,283
*	Madison Square Garden Sports Corp.	9,629	1,782,328
#*	Magnite, Inc.	290,552	2,571,385
#*	Marchex, Inc., Class B	10,112	13,752
#	Marcus Corp.	49,334	669,956
*	Match Group, Inc.	168,807	6,478,813
*	Meta Platforms, Inc., Class A	1,285,511	501,529,262
*	Netflix, Inc., Class B	135,790	76,600,497
	New York Times Co., Class A	270,403	13,130,770
	News Corp., Class A	389,294	9,592,204
#	News Corp., Class B	207,046	5,294,166
	Nexstar Media Group, Inc.	105,343	18,720,504
	Omnicom Group, Inc.	276,600	24,999,108
*	Ooma, Inc.	1,045	11,307
	Paramount Global, Class A	15,306	357,089
	Paramount Global, Class B	406,167	5,925,977
*	Pinterest, Inc., Class A	88,608	3,320,142
*	Playstudios, Inc.	8,563	18,839
*	Playtika Holding Corp.	47,899	345,831
*	PubMatic, Inc., Class A	87,542	1,328,888
#*	QuinStreet, Inc.	41,135	521,180
#*	Reading International, Inc., Class A	72,298	142,427
#*	Reservoir Media, Inc.	10,823	75,761
*	ROBLOX Corp., Class A	70,287	2,727,838
*	Roku, Inc.	81,574	7,183,406
	Saga Communications, Inc., Class A	8,767	207,077
	Scholastic Corp.	41,580	1,598,335
#	Shenandoah Telecommunications Co.	105,144	2,154,401
#	Shutterstock, Inc.	25,227	1,184,912
#	Sinclair, Inc.	80,973	1,271,276
#	Sirius XM Holdings, Inc.	860,794	4,381,441
*	Snap, Inc., Class A	155,041	2,463,601
#*	Sphere Entertainment Co.	52,064	1,842,024
	Spok Holdings, Inc.	43,687	723,457
*	Spotify Technology SA	37,527	8,081,439
#*	Stagwell, Inc.	177,122	1,154,835
*	Take-Two Interactive Software, Inc.	141,181	23,284,982
*	TechTarget, Inc.	44,033	1,504,608
	TEGNA, Inc.	356,601	5,559,410
	Telephone & Data Systems, Inc.	89,747	1,724,040
*	Thryv Holdings, Inc.	75,582	1,544,896
	TKO Group Holdings, Inc.	73,691	6,167,200
	T-Mobile U.S., Inc.	362,688	58,476,186
	Townsquare Media, Inc., Class A	28,652	307,722
*	Trade Desk, Inc., Class A	129,403	8,855,047

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Travelzoo	40,759	$345,229
*	TripAdvisor, Inc.	104,539	2,258,042
*	TrueCar, Inc.	173,306	613,503
#*	U.S. Cellular Corp.	76,430	3,393,492
*	Urban One, Inc.	144,888	521,597
#*	Urban One, Inc.	8,360	30,598
	Verizon Communications, Inc.	4,336,043	183,631,421
*	Vimeo, Inc.	287,930	1,143,082
	Walt Disney Co.	813,577	78,144,071
*	Warner Bros Discovery, Inc.	1,516,860	15,198,937
#	Warner Music Group Corp., Class A	10,591	386,466
*	WideOpenWest, Inc.	134,530	499,106
*	Yelp, Inc.	113,717	4,972,844
*	Zedge, Inc., Class B	7,377	24,049
*	Ziff Davis, Inc.	82,854	5,584,360
*	ZipRecruiter, Inc., Class A	34,279	477,164
*	ZoomInfo Technologies, Inc.	319,134	5,118,909
TOTAL COMMUNICATION SERVICES			2,345,969,243
CONSUMER DISCRETIONARY — (10.7%)
*	1-800-Flowers.com, Inc., Class A	67,099	697,830
*	1stdibs.com, Inc.	4,758	21,934
	Aaron's Co., Inc.	74,192	763,436
#*	Abercrombie & Fitch Co., Class A	118,790	12,104,701
	Academy Sports & Outdoors, Inc.	69,857	4,382,130
#	Acushnet Holdings Corp.	122,824	7,779,672
*	Adient PLC	92,189	3,199,880
#	ADT, Inc.	487,879	3,185,850
*	Adtalem Global Education, Inc.	101,505	5,123,972
	Advance Auto Parts, Inc.	51,677	3,454,607
*	Airbnb, Inc., Class A	101,590	14,643,183
*	Amazon.com, Inc.	4,679,462	726,252,502
	AMCON Distributing Co.	377	73,851
*	American Axle & Manufacturing Holdings, Inc.	245,236	1,983,959
	American Eagle Outfitters, Inc.	346,698	6,871,554
*	American Outdoor Brands, Inc.	31,272	267,688
*	American Public Education, Inc.	32,259	341,300
*	America's Car-Mart, Inc.	16,795	1,022,648
*	Aptiv PLC	152,300	12,386,559
	Aramark	327,277	9,517,215
#*	Arhaus, Inc.	25,226	294,892
	Ark Restaurants Corp.	3,088	45,116
	Arko Corp.	10,420	81,276
*	Asbury Automotive Group, Inc.	41,573	8,691,251
	Autoliv, Inc.	176,591	18,916,428
*	AutoNation, Inc.	142,060	19,840,100
*	AutoZone, Inc.	11,388	31,455,136
*	Barnes & Noble Education, Inc.	72,383	62,018
	Bassett Furniture Industries, Inc.	10,823	167,757
	Bath & Body Works, Inc.	155,937	6,652,272
*	Beazer Homes USA, Inc.	61,898	1,965,262
	Best Buy Co., Inc.	351,343	25,468,854
#*	Beyond, Inc.	80,769	1,776,110
	Big 5 Sporting Goods Corp.	217,841	1,095,740
#	Big Lots, Inc.	31,109	178,566
*	Biglari Holdings, Inc., Class A	309	239,478
*	Biglari Holdings, Inc., Class B	3,890	601,666
*	BJ's Restaurants, Inc.	36,721	1,270,914
	Bloomin' Brands, Inc.	141,477	3,766,118

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Booking Holdings, Inc.	16,237	$56,950,790
#*	Boot Barn Holdings, Inc.	62,822	4,506,850
	BorgWarner, Inc.	366,626	12,428,621
#*	Bowlero Corp., Class A	13,832	149,524
	Boyd Gaming Corp.	41,929	2,662,072
#*	Bright Horizons Family Solutions, Inc.	66,160	6,500,220
*	Brinker International, Inc.	49,416	2,114,511
	Brunswick Corp.	169,452	13,671,387
#	Buckle, Inc.	58,404	2,172,045
#	Build-A-Bear Workshop, Inc.	34,393	774,874
*	Burlington Stores, Inc.	30,146	5,762,408
*	Caesars Entertainment, Inc.	161,577	7,088,383
#	Caleres, Inc.	93,372	2,929,080
	Camping World Holdings, Inc., Class A	64,570	1,604,565
*	Capri Holdings Ltd.	7,151	348,540
*	CarMax, Inc.	206,378	14,689,986
*	Carnival Corp.	373,438	6,191,602
*	CarParts.com, Inc.	98,545	265,086
	Carriage Services, Inc.	38,920	961,713
	Carrols Restaurant Group, Inc.	84,626	795,484
	Carter's, Inc.	59,650	4,511,926
#*	Carvana Co., Class A	62,273	2,681,475
	Cato Corp., Class A	40,981	277,032
*	Cavco Industries, Inc.	15,131	5,022,282
	Century Communities, Inc.	70,527	6,114,691
#	Cheesecake Factory, Inc.	106,271	3,652,534
*	Chegg, Inc.	187,541	1,847,279
*	Chewy, Inc., Class A	29,010	516,958
*	Children's Place, Inc.	17,236	384,018
*	Chipotle Mexican Grill, Inc.	13,246	31,906,567
#	Choice Hotels International, Inc.	60,898	7,375,966
	Churchill Downs, Inc.	71,300	8,625,161
*	Chuy's Holdings, Inc.	36,077	1,219,763
#*	Citi Trends, Inc.	21,388	575,979
#	Clarus Corp.	25,557	151,297
#	Columbia Sportswear Co.	111,496	8,837,173
*	Conn's, Inc.	52,984	241,077
*	Container Store Group, Inc.	144,343	235,279
*	Cooper-Standard Holdings, Inc.	7,910	139,137
*	Coursera, Inc.	63,108	1,207,887
#	Cracker Barrel Old Country Store, Inc.	19,435	1,503,297
#	Cricut, Inc., Class A	6,215	32,567
*	Crocs, Inc.	53,659	5,445,315
#	Crown Crafts, Inc.	10,832	56,651
*	Culp, Inc.	23,254	115,340
	Dana, Inc.	135,446	1,836,648
	Darden Restaurants, Inc.	136,985	22,271,021
*	Dave & Buster's Entertainment, Inc.	40,145	2,148,962
*	Deckers Outdoor Corp.	35,284	26,594,609
*	Delta Apparel, Inc.	17,018	129,507
#*	Denny's Corp.	46,060	489,618
	Designer Brands, Inc., Class A	53,340	457,124
#*	Destination XL Group, Inc.	145,279	620,341
#	Dick's Sporting Goods, Inc.	121,465	18,106,788
#	Dillard's, Inc., Class A	37,428	14,494,742
#	Dine Brands Global, Inc.	19,485	908,975
	Domino's Pizza, Inc.	21,043	8,968,947
*	DoorDash, Inc., Class A	122,416	12,755,747
*	Dorman Products, Inc.	51,956	4,229,738

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	DR Horton, Inc.	343,729	$49,122,311
*	DraftKings, Inc., Class A	158,220	6,178,491
#*	Dream Finders Homes, Inc., Class A	3,974	130,625
*	Duluth Holdings, Inc., Class B	25,127	122,620
*	Duolingo, Inc.	3,877	693,557
	eBay, Inc.	580,318	23,833,660
*	Educational Development Corp.	5,764	8,992
*	El Pollo Loco Holdings, Inc.	63,947	592,149
	Escalade, Inc.	25,241	405,370
#	Ethan Allen Interiors, Inc.	56,389	1,642,612
#*	Etsy, Inc.	81,324	5,412,925
#*	European Wax Center, Inc., Class A	1,713	25,421
*	Expedia Group, Inc.	53,396	7,920,229
#*	Figs, Inc., Class A	207,764	1,196,721
#*	First Watch Restaurant Group, Inc.	86,101	1,847,727
*	Five Below, Inc.	84,265	15,122,197
	Flanigan's Enterprises, Inc.	1,100	28,996
#	Flexsteel Industries, Inc.	14,862	424,013
#*	Floor & Decor Holdings, Inc., Class A	163,679	16,459,560
#	Foot Locker, Inc.	83,434	2,349,501
	Ford Motor Co.	2,119,717	24,843,083
#*	Fossil Group, Inc.	5,649	6,553
*	Fox Factory Holding Corp.	62,549	3,943,089
*	Frontdoor, Inc.	83,884	2,748,040
*	Full House Resorts, Inc.	1,684	7,948
#*	Funko, Inc., Class A	67,803	479,367
#*	GameStop Corp., Class A	130,532	1,857,470
	Gap, Inc.	326,068	6,094,211
	Garmin Ltd.	179,618	21,462,555
#*	Garrett Motion, Inc.	12,313	105,769
	General Motors Co.	557,873	21,645,472
#*	Genesco, Inc.	22,168	615,827
	Gentex Corp.	432,433	14,326,505
*	Gentherm, Inc.	61,138	2,943,795
	Genuine Parts Co.	150,801	21,146,824
*	G-III Apparel Group Ltd.	137,354	4,132,982
*	Good Times Restaurants, Inc.	689	1,702
*	Goodyear Tire & Rubber Co.	371,059	5,172,562
#*	GoPro, Inc., Class A	272,796	812,932
	Graham Holdings Co., Class B	8,782	6,326,553
*	Grand Canyon Education, Inc.	60,377	7,884,632
*	Green Brick Partners, Inc.	14,320	747,074
#	Group 1 Automotive, Inc.	40,340	10,490,820
#*	GrowGeneration Corp.	107,848	249,129
#	Guess?, Inc.	145,183	3,243,388
#	H&R Block, Inc.	203,394	9,526,975
	Hamilton Beach Brands Holding Co., Class A	19,957	368,007
#*	Hanesbrands, Inc.	572,284	2,575,278
	Harley-Davidson, Inc.	124,897	4,052,908
#	Hasbro, Inc.	126,043	6,169,805
#	Haverty Furniture Cos., Inc.	39,090	1,325,151
	Haverty Furniture Cos., Inc., Class A	1,608	50,009
#*	Helen of Troy Ltd.	43,871	5,023,230
#	Hibbett, Inc.	35,730	2,381,405
*	Hilton Grand Vacations, Inc.	94,290	3,931,893
	Hilton Worldwide Holdings, Inc.	165,906	31,681,410
#*	Holley, Inc.	19,857	94,718
	Home Depot, Inc.	578,985	204,358,546
	Hooker Furnishings Corp.	28,292	652,979

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Hovnanian Enterprises, Inc., Class A	99	$16,728
	Hyatt Hotels Corp., Class A	73,948	9,492,705
	Installed Building Products, Inc.	55,478	10,809,888
	International Game Technology PLC	41,102	1,067,008
*	iRobot Corp.	14,862	202,123
*	J Jill, Inc.	933	21,748
	Jack in the Box, Inc.	33,995	2,650,590
*	JAKKS Pacific, Inc.	11,838	371,240
	Jerash Holdings U.S., Inc.	2,842	8,725
	Johnson Outdoors, Inc., Class A	19,725	882,891
#	KB Home	105,351	6,277,866
#	Kohl's Corp.	86,779	2,235,427
#	Kontoor Brands, Inc.	70,150	4,112,193
*	Koss Corp.	884	2,519
#	Krispy Kreme, Inc.	46,442	617,214
#*	Kura Sushi USA, Inc., Class A	5,126	503,014
#	Lakeland Industries, Inc.	23,593	424,910
*	Lands' End, Inc.	56,764	537,555
*	Landsea Homes Corp.	16,604	209,044
	Las Vegas Sands Corp.	124,305	6,081,001
	Laureate Education, Inc.	103,854	1,310,637
*††	Lazare Kaplan International, Inc.	1,600	0
#	La-Z-Boy, Inc.	96,895	3,372,915
*	Lazydays Holdings, Inc.	2,974	14,602
	LCI Industries	54,831	6,101,594
	Lear Corp.	113,923	15,140,367
*	Legacy Housing Corp.	6,389	150,972
	Leggett & Platt, Inc.	107,797	2,501,968
	Lennar Corp., Class A	263,561	39,494,616
#	Lennar Corp., Class B	21,010	2,915,138
#*	Leslie's, Inc.	65,675	440,679
#	Levi Strauss & Co., Class A	69,348	1,128,985
*	LGI Homes, Inc.	48,714	5,748,739
#*	Life Time Group Holdings, Inc.	77,635	1,032,546
	Lifetime Brands, Inc.	54,493	437,579
*	Light & Wonder, Inc.	132,363	10,639,338
*	Lincoln Educational Services Corp.	24,061	215,587
*	Lindblad Expeditions Holdings, Inc.	700	6,468
	Lithia Motors, Inc.	42,762	12,608,376
*	Live Ventures, Inc.	1,259	31,538
	LKQ Corp.	280,798	13,104,843
*	LL Flooring Holdings, Inc.	39,002	101,405
#*	Lovesac Co.	24,825	574,947
	Lowe's Cos., Inc.	329,483	70,127,162
#*	Lucid Group, Inc.	547,353	1,850,053
*	Lululemon Athletica, Inc.	64,632	29,331,294
#*	Lulu's Fashion Lounge Holdings, Inc.	3,647	7,367
*	M/I Homes, Inc.	45,749	5,829,338
	Macy's, Inc.	499,504	9,135,928
#*	Malibu Boats, Inc., Class A	51,154	2,135,680
	Marine Products Corp.	25,388	259,211
	Marriott International, Inc., Class A	181,015	43,394,726
	Marriott Vacations Worldwide Corp.	61,098	5,125,511
*	MasterCraft Boat Holdings, Inc.	38,448	744,738
*	Mattel, Inc.	264,868	4,738,489
	McDonald's Corp.	392,232	114,814,151
	MDC Holdings, Inc.	123,539	7,731,071
	Meritage Homes Corp.	85,142	14,100,367
	MGM Resorts International	365,526	15,852,863

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Mister Car Wash, Inc.	17,362	$144,105
*	Modine Manufacturing Co.	108,068	7,466,418
*	Mohawk Industries, Inc.	44,397	4,628,387
	Monarch Casino & Resort, Inc.	6,425	442,875
#	Monro, Inc.	68,365	2,178,109
*	Motorcar Parts of America, Inc.	42,625	389,166
#	Movado Group, Inc.	33,864	933,969
	Murphy USA, Inc.	54,583	19,241,599
	Nathan's Famous, Inc.	8,181	583,714
*	National Vision Holdings, Inc.	138,494	2,632,771
	Nephros, Inc.	1,951	6,926
	Newell Brands, Inc.	368,073	3,062,367
	NIKE, Inc., Class B	653,823	66,382,649
	Nobility Homes, Inc.	1,105	36,454
*	Noodles & Co.	11,233	28,532
#	Nordstrom, Inc.	287,981	5,226,855
*	Norwegian Cruise Line Holdings Ltd.	38,791	690,480
*	NVR, Inc.	4,300	30,423,747
*	ODP Corp.	76,988	3,937,166
*	Ollie's Bargain Outlet Holdings, Inc.	106,876	7,687,591
#*	ONE Group Hospitality, Inc.	54,431	239,496
*	OneSpaWorld Holdings Ltd.	58,090	791,767
#*	OneWater Marine, Inc., Class A	7,663	193,338
*	O'Reilly Automotive, Inc.	27,976	28,620,847
#	Oxford Industries, Inc.	37,178	3,529,308
	Papa John's International, Inc.	46,835	3,441,436
#	Patrick Industries, Inc.	58,494	5,872,213
#*	Penn Entertainment, Inc.	120,323	2,713,284
#	Penske Automotive Group, Inc.	131,632	19,530,240
	Perdoceo Education Corp.	151,914	2,749,643
#*	Petco Health & Wellness Co., Inc.	60,895	145,539
#	PetMed Express, Inc.	46,571	289,206
	Phinia, Inc.	82,276	2,488,026
*	Planet Fitness, Inc., Class A	118,732	8,045,280
#*	Playa Hotels & Resorts NV	244,800	2,031,840
*	PlayAGS, Inc.	13,971	121,687
	Polaris, Inc.	122,573	11,026,667
#	Pool Corp.	39,521	14,672,171
*	Portillo's, Inc., Class A	36,339	499,298
#*	Potbelly Corp.	23,416	294,573
	PulteGroup, Inc.	483,404	50,544,722
	PVH Corp.	76,894	9,247,272
	Ralph Lauren Corp.	40,383	5,801,826
#	Rave Restaurant Group, Inc.	4,521	8,590
#	RCI Hospitality Holdings, Inc.	8,400	518,784
#*	Red Robin Gourmet Burgers, Inc.	2,317	23,587
	Red Rock Resorts, Inc., Class A	96,885	5,297,672
*	Restoration Hardware, Inc.	21,751	5,513,444
#*	Revolve Group, Inc.	27,051	389,805
#*	Rivian Automotive, Inc., Class A	392,684	6,011,992
#	Rocky Brands, Inc.	11,872	332,179
	Ross Stores, Inc.	287,335	40,307,354
*	Royal Caribbean Cruises Ltd.	129,019	16,449,923
*	Sabre Corp.	26,796	109,864
#*	Sally Beauty Holdings, Inc.	158,045	1,947,114
*	SeaWorld Entertainment, Inc.	97,387	4,810,918
	Service Corp. International	233,460	15,669,835
*	Shake Shack, Inc., Class A	17,391	1,314,064
	SharkNinja, Inc.	17,651	824,655

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Shoe Carnival, Inc.	61,692	$1,573,146
#	Signet Jewelers Ltd.	107,623	10,706,336
*	Six Flags Entertainment Corp.	43,482	1,096,181
*	Skechers USA, Inc., Class A	264,752	16,531,115
*	Skyline Champion Corp.	96,528	6,610,237
*	Sleep Number Corp.	33,553	345,596
	Smith & Wesson Brands, Inc.	114,570	1,496,284
#*	Solo Brands, Inc., Class A	10,035	27,998
#	Sonic Automotive, Inc., Class A	99,885	5,050,186
#*	Sonos, Inc.	89,421	1,393,179
#*	Sportsman's Warehouse Holdings, Inc.	111,698	430,037
	Standard Motor Products, Inc.	41,921	1,691,512
	Starbucks Corp.	610,287	56,775,000
#	Steven Madden Ltd.	145,902	6,110,376
#*	Stitch Fix, Inc., Class A	170,169	544,541
*	Stoneridge, Inc.	70,594	1,255,867
	Strategic Education, Inc.	39,108	3,678,498
*	Strattec Security Corp.	5,496	138,774
*	Stride, Inc.	91,908	5,509,885
	Superior Group of Cos., Inc.	48,542	646,579
*	Superior Industries International, Inc.	60,831	210,475
#*	Sweetgreen, Inc., Class A	114,990	1,228,093
#*	Sypris Solutions, Inc.	5,139	10,638
*»	Tandy Leather Factory, Inc.	2,202	9,579
	Tapestry, Inc.	226,259	8,776,587
*	Taylor Morrison Home Corp.	276,183	14,400,182
	Tempur Sealy International, Inc.	231,998	11,574,380
*	Tesla, Inc.	884,101	165,583,276
	Texas Roadhouse, Inc.	111,420	14,007,722
#	Thor Industries, Inc.	98,714	11,156,656
#*	ThredUp, Inc., Class A	8,767	17,841
*	Tile Shop Holdings, Inc.	26,161	169,785
#*	Tilly's, Inc., Class A	64,949	476,726
	TJX Cos., Inc.	756,801	71,827,983
	Toll Brothers, Inc.	212,223	21,084,355
*	TopBuild Corp.	69,032	25,481,782
*	Topgolf Callaway Brands Corp.	290,768	3,829,415
	Tractor Supply Co.	120,980	27,172,108
	Travel & Leisure Co.	121,603	4,915,193
*	Tri Pointe Homes, Inc.	267,910	9,250,932
*	Ulta Beauty, Inc.	46,036	23,112,374
*	Under Armour, Inc., Class A	91,673	698,548
#*	Under Armour, Inc., Class C	258,006	1,909,244
*	Unifi, Inc.	33,334	210,671
*	Universal Electronics, Inc.	22,650	200,906
*	Universal Technical Institute, Inc.	57,692	814,611
	Upbound Group, Inc.	83,969	2,787,771
*	Urban Outfitters, Inc.	219,639	8,346,282
	Vail Resorts, Inc.	36,055	8,004,210
*	Valvoline, Inc.	226,402	8,261,409
*	Vera Bradley, Inc.	52,626	404,168
	VF Corp.	223,916	3,685,657
#*	Victoria's Secret & Co.	67,170	1,749,779
*	Vince Holding Corp.	4,110	13,727
#*	Vista Outdoor, Inc.	143,260	4,021,308
*	Visteon Corp.	45,101	5,199,694
*	Vizio Holding Corp., Class A	74,537	521,759
*	VOXX International Corp.	73,163	610,911
*	Warby Parker, Inc., Class A	21,662	276,191

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wendy's Co.	363,034	$6,926,689
	Weyco Group, Inc.	18,339	588,865
	Whirlpool Corp.	54,156	5,931,165
#	Williams-Sonoma, Inc.	132,897	25,700,951
#	Wingstop, Inc.	37,504	10,542,749
#	Winmark Corp.	3,616	1,304,183
#	Winnebago Industries, Inc.	55,173	3,625,970
	Wolverine World Wide, Inc.	85,280	712,941
#	Worthington Enterprises, Inc.	90,166	5,143,069
	Wyndham Hotels & Resorts, Inc.	101,410	7,902,881
	Wynn Resorts Ltd.	69,330	6,546,832
#*	XPEL, Inc.	9,862	527,124
#*	YETI Holdings, Inc.	76,150	3,348,316
	Yum! Brands, Inc.	172,941	22,394,130
*	Zumiez, Inc.	41,454	711,765
TOTAL CONSUMER DISCRETIONARY			3,455,750,258
CONSUMER STAPLES — (5.8%)
	Albertsons Cos., Inc., Class A	200,934	4,263,819
#	Alico, Inc.	21,191	623,863
	Altria Group, Inc.	799,138	32,061,417
	Andersons, Inc.	72,828	3,838,764
	Archer-Daniels-Midland Co.	340,773	18,940,163
	B&G Foods, Inc.	55,855	561,901
*	BellRing Brands, Inc.	199,439	11,022,994
*	BJ's Wholesale Club Holdings, Inc.	191,460	12,318,536
*	Boston Beer Co., Inc. , Class A	12,876	4,497,200
*	Bridgford Foods Corp.	5,919	63,748
#	Brown-Forman Corp., Class A	54,490	3,071,601
#	Brown-Forman Corp., Class B	225,181	12,362,437
	Bunge Global SA	176,791	15,573,519
#	Calavo Growers, Inc.	25,823	673,722
#	Cal-Maine Foods, Inc.	75,154	4,165,035
	Campbell Soup Co.	162,423	7,248,938
	Casey's General Stores, Inc.	68,526	18,595,215
#*	Celsius Holdings, Inc.	69,957	3,490,854
#*	Central Garden & Pet Co.	25,073	1,175,924
*	Central Garden & Pet Co., Class A	89,901	3,711,113
*	Chefs' Warehouse, Inc.	41,907	1,333,481
	Church & Dwight Co., Inc.	176,491	17,622,626
	Clorox Co.	106,669	15,493,672
	Coca-Cola Co.	2,283,694	135,856,956
	Coca-Cola Consolidated, Inc.	17,084	14,715,987
	Colgate-Palmolive Co.	461,059	38,821,168
	Conagra Brands, Inc.	187,412	5,463,060
	Constellation Brands, Inc., Class A	70,197	17,203,881
	Costco Wholesale Corp.	244,634	169,991,274
*	Coty, Inc., Class A	750,011	9,060,133
*	Darling Ingredients, Inc.	276,415	11,968,769
	Dollar General Corp.	147,104	19,428,025
*	Dollar Tree, Inc.	177,797	23,223,844
#*	Duckhorn Portfolio, Inc.	183,836	1,586,505
#	Edgewell Personal Care Co.	67,900	2,515,695
*	elf Beauty, Inc.	82,778	13,205,574
	Energizer Holdings, Inc.	11,946	377,732
	Estee Lauder Cos., Inc., Class A	123,536	16,305,517
*	Farmer Bros Co.	49,522	174,317
	Flowers Foods, Inc.	395,981	9,028,367
	Fresh Del Monte Produce, Inc.	85,842	2,109,996

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Fresh Market, Inc.	23,061	$0
#*	Freshpet, Inc.	42,901	3,693,776
	General Mills, Inc.	471,088	30,578,322
*	Grocery Outlet Holding Corp.	72,203	1,789,190
*	Hain Celestial Group, Inc.	142,116	1,522,062
#*	Herbalife Ltd.	66,081	796,276
	Hershey Co.	110,231	21,334,108
*	HF Foods Group, Inc.	7,838	39,190
	Hormel Foods Corp.	170,127	5,166,757
	Ingles Markets, Inc., Class A	37,572	3,165,441
	Ingredion, Inc.	113,515	12,210,809
	Inter Parfums, Inc.	49,667	6,911,163
	J & J Snack Foods Corp.	26,869	4,278,351
	J M Smucker Co.	75,725	9,961,624
	John B Sanfilippo & Son, Inc.	23,822	2,552,051
	Kellanova	224,243	12,279,547
	Kenvue, Inc.	2,492,570	51,745,753
	Keurig Dr Pepper, Inc.	259,069	8,145,129
	Kimberly-Clark Corp.	198,892	24,059,965
	Kraft Heinz Co.	281,635	10,457,108
	Kroger Co.	1,272,898	58,731,514
	Lamb Weston Holdings, Inc.	125,502	12,856,425
	Lancaster Colony Corp.	47,202	8,674,784
#	Lifevantage Corp.	11,327	60,146
*	Lifeway Foods, Inc.	13,678	170,291
#	Limoneira Co.	25,205	457,219
*	Mama's Creations, Inc.	5,508	23,739
	Mannatech, Inc.	519	4,801
	McCormick & Co., Inc.	176,036	11,998,614
	McCormick & Co., Inc.	8,596	584,528
#	Medifast, Inc.	22,702	1,240,664
#	MGP Ingredients, Inc.	30,287	2,572,881
#*	Mission Produce, Inc.	24,425	244,006
	Molson Coors Beverage Co., Class B	182,461	11,274,265
	Mondelez International, Inc., Class A	577,565	43,473,318
*	Monster Beverage Corp.	300,184	16,516,124
*	National Beverage Corp.	96,017	4,439,826
#*	Natural Alternatives International, Inc.	9,699	60,231
	Natural Grocers by Vitamin Cottage, Inc.	43,357	648,187
	Natural Health Trends Corp.	13,193	83,644
*	Nature's Sunshine Products, Inc.	37,029	644,675
	Nu Skin Enterprises, Inc., Class A	140,404	2,605,898
	Oil-Dri Corp. of America	9,075	589,512
	PepsiCo, Inc.	977,554	164,747,176
*	Performance Food Group Co.	274,120	19,923,042
	Philip Morris International, Inc.	706,268	64,164,448
*	Pilgrim's Pride Corp.	245,464	6,669,257
*	Post Holdings, Inc.	145,511	13,513,607
	PriceSmart, Inc.	31,980	2,431,120
	Procter & Gamble Co.	1,494,389	234,828,287
#	Reynolds Consumer Products, Inc.	29,204	793,473
*	Rocky Mountain Chocolate Factory, Inc.	5,266	21,064
	Seaboard Corp.	729	2,626,587
*	Seneca Foods Corp., Class A	18,887	1,008,188
*»	Seneca Foods Corp., Class B	1,632	91,049
*	Simply Good Foods Co.	169,985	6,425,433
	SpartanNash Co.	70,160	1,573,689
#	Spectrum Brands Holdings, Inc.	65,145	5,121,700
*	Sprouts Farmers Market, Inc.	237,033	11,939,352

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Sysco Corp.	342,238	$27,697,321
	Target Corp.	313,394	43,586,837
#	Tootsie Roll Industries, Inc.	41,806	1,362,458
*	TreeHouse Foods, Inc.	60,261	2,536,988
	Turning Point Brands, Inc.	31,044	754,059
	Tyson Foods, Inc., Class A	213,673	11,700,733
*	U.S. Foods Holding Corp.	376,223	17,310,020
*	United Natural Foods, Inc.	129,013	1,923,584
	United-Guardian, Inc.	1,741	13,371
	Universal Corp.	39,271	2,275,754
*	USANA Health Sciences, Inc.	39,824	1,864,560
	Utz Brands, Inc.	52,163	923,285
	Vector Group Ltd.	97,445	1,020,249
#	Village Super Market, Inc., Class A	19,632	499,242
#*	Vita Coco Co., Inc.	22,627	445,526
*	Vital Farms, Inc.	26,185	376,540
#	Walgreens Boots Alliance, Inc.	358,543	8,092,315
	Walmart, Inc.	864,443	142,849,206
#	WD-40 Co.	17,214	4,458,082
#	Weis Markets, Inc.	55,071	3,345,563
*	Whole Earth Brands, Inc.	1,200	4,776
#*	Willamette Valley Vineyards, Inc.	1,470	7,512
	WK Kellogg Co.	56,060	728,219
TOTAL CONSUMER STAPLES			1,882,042,928
ENERGY — (5.8%)
	Adams Resources & Energy, Inc.	3,234	81,400
#*	Amplify Energy Corp.	81,288	497,483
	Antero Midstream Corp.	549,609	6,727,214
*	Antero Resources Corp.	340,017	7,595,980
	APA Corp.	148,075	4,639,190
	Archrock, Inc.	473,845	7,742,627
	Ardmore Shipping Corp.	105,823	1,753,487
	Baker Hughes Co.	638,646	18,201,411
	Barnwell Industries, Inc.	1,109	2,750
#*	Battalion Oil Corp.	5,434	37,223
	Berry Corp.	112,467	754,654
*	Bristow Group, Inc.	42,672	1,125,687
	Cactus, Inc., Class A	64,311	2,729,359
#	California Resources Corp.	127,997	6,102,897
*	Callon Petroleum Co.	94,004	3,019,408
*	Centrus Energy Corp., Class A	1,757	88,237
	ChampionX Corp.	306,633	8,404,811
	Cheniere Energy, Inc.	148,356	24,328,900
#	Chesapeake Energy Corp.	146,107	11,266,311
	Chevron Corp.	1,233,096	181,795,343
	Chord Energy Corp.	2,604	400,391
#	Civitas Resources, Inc.	11,001	712,975
#*	Clean Energy Fuels Corp.	486,770	1,435,971
*	CNX Resources Corp.	455,989	9,210,978
#	Comstock Resources, Inc.	412,034	3,217,986
	ConocoPhillips	1,164,407	130,262,211
	CONSOL Energy, Inc.	67,206	6,357,688
#	Core Laboratories, Inc.	37,332	588,726
	Coterra Energy, Inc.	1,290,117	32,098,111
#	CVR Energy, Inc.	137,704	4,644,756
	Delek U.S. Holdings, Inc.	116,424	3,146,941
	Devon Energy Corp.	884,748	37,177,111
	DHT Holdings, Inc.	372,797	4,145,503

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Diamondback Energy, Inc.	220,982	$33,973,773
*	DMC Global, Inc.	36,560	622,251
	Dorian LPG Ltd.	88,547	3,315,200
#*	Dril-Quip, Inc.	73,514	1,475,426
*	DT Midstream, Inc.	114,129	6,127,586
	Encore Energy Corp.	5,489	25,304
	Energy Services of America Corp.	14,777	112,453
	EnLink Midstream LLC	550,117	6,634,411
	EOG Resources, Inc.	500,872	56,994,225
	Epsilon Energy Ltd.	60,463	308,966
	EQT Corp.	355,009	12,567,319
	Equitrans Midstream Corp.	683,068	6,960,463
#	Evolution Petroleum Corp.	76,000	426,360
	Excelerate Energy, Inc., Class A	2,527	38,714
#*	Expro Group Holdings NV	108,288	1,905,869
	Exxon Mobil Corp.	3,892,424	400,180,111
*	Forum Energy Technologies, Inc.	14,177	279,429
	FutureFuel Corp.	87,340	497,838
*	Geospace Technologies Corp.	23,735	357,449
#*	Green Plains, Inc.	102,986	2,134,900
*	Gulf Island Fabrication, Inc.	53,933	242,698
*	Gulfport Energy Corp.	16,031	2,034,334
*	Hallador Energy Co.	53,585	457,080
	Halliburton Co.	1,186,183	42,287,424
#*	Helix Energy Solutions Group, Inc.	327,697	3,080,352
#	Helmerich & Payne, Inc.	113,188	4,556,949
	Hess Corp.	230,914	32,450,344
	HF Sinclair Corp.	415,328	23,461,879
#*	Independence Contract Drilling, Inc.	2,220	4,706
	International Seaways, Inc.	84,155	4,514,074
	Kinder Morgan, Inc.	1,285,731	21,754,568
	Kinetik Holdings, Inc.	4,367	142,015
*	Kosmos Energy Ltd.	949,363	5,753,140
#	Liberty Energy, Inc.	360,657	7,498,059
#	Magnolia Oil & Gas Corp., Class A	224,776	4,634,881
#*	Mammoth Energy Services, Inc.	22,885	80,326
	Marathon Oil Corp.	968,121	22,121,565
	Marathon Petroleum Corp.	529,963	87,761,873
#	Matador Resources Co.	308,984	16,960,132
	Mexco Energy Corp.	5,900	58,434
	Murphy Oil Corp.	304,611	11,788,446
#*	Nabors Industries Ltd.	18,189	1,538,426
	NACCO Industries, Inc., Class A	10,033	363,997
*	Natural Gas Services Group, Inc.	32,924	481,349
*	NCS Multistage Holdings, Inc.	343	5,423
#	New Fortress Energy, Inc.	103,955	3,454,425
*	Newpark Resources, Inc.	192,619	1,250,097
#*	Nine Energy Service, Inc.	19,927	48,024
#	Nordic American Tankers Ltd.	396,703	1,765,328
#	Northern Oil & Gas, Inc.	154,134	5,163,489
	NOV, Inc.	326,650	6,372,941
	Occidental Petroleum Corp.	698,169	40,193,589
*	Oceaneering International, Inc.	224,425	4,663,551
*	Oil States International, Inc.	129,644	799,903
	ONEOK, Inc.	489,308	33,395,271
*	OPAL Fuels, Inc., Class A	2,230	10,793
	Overseas Shipholding Group, Inc., Class A	181,555	1,107,485
	Ovintiv, Inc.	361,648	15,341,108
*	Par Pacific Holdings, Inc.	144,279	5,279,169

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Patterson-UTI Energy, Inc.	320,622	$3,555,698
	PBF Energy, Inc., Class A	245,199	12,385,001
	Peabody Energy Corp.	161,781	4,319,553
#	Permian Resources Corp.	614,767	8,287,059
	Phillips 66	354,693	51,185,747
#	PHX Minerals, Inc.	57,379	183,039
	Pioneer Natural Resources Co.	241,278	55,452,923
*	PrimeEnergy Resources Corp.	2,614	251,467
#*	ProPetro Holding Corp.	243,178	2,057,286
	Range Resources Corp.	491,810	14,282,162
	Ranger Energy Services, Inc.	27,285	277,216
*	REX American Resources Corp.	37,869	1,567,398
	Riley Exploration Permian, Inc.	675	14,998
#	RPC, Inc.	383,975	2,806,857
	SandRidge Energy, Inc.	36,068	526,593
	Schlumberger NV	744,980	36,280,526
	Scorpio Tankers, Inc.	136,240	9,632,168
*	SEACOR Marine Holdings, Inc.	49,896	526,902
*	Seadrill Ltd.	11,681	504,853
	Select Water Solutions, Inc.	195,876	1,521,956
	SFL Corp. Ltd.	301,968	3,674,951
*	SilverBow Resources, Inc.	7,656	203,343
#	Sitio Royalties Corp., Class A	18,711	399,106
	SM Energy Co.	231,309	8,576,938
	Solaris Oilfield Infrastructure, Inc., Class A	55,432	415,740
*	Southwestern Energy Co.	1,871,825	12,073,271
#*	Stabilis Solutions, Inc.	2,642	11,361
*	Talos Energy, Inc.	131,703	1,708,188
	Targa Resources Corp.	242,766	20,625,399
	TechnipFMC PLC	504,573	9,758,442
*	Teekay Corp.	133,489	1,200,066
	Teekay Tankers Ltd., Class A	81,588	5,103,329
#*	TETRA Technologies, Inc.	142,621	597,582
	Texas Pacific Land Corp.	861	1,258,205
#*	Tidewater, Inc.	78,180	5,252,914
#*	Transocean Ltd.	684,728	3,738,615
*	U.S. Silica Holdings, Inc.	177,016	1,897,611
*	Valaris Ltd.	94,928	5,873,195
	Valero Energy Corp.	423,534	58,828,873
#*	Vital Energy, Inc.	71,552	3,136,124
#	Vitesse Energy, Inc.	54,930	1,154,079
#	W&T Offshore, Inc.	71,113	216,184
*	Weatherford International PLC	64,453	5,771,766
	Williams Cos., Inc.	901,014	31,229,145
#	World Kinect Corp.	120,181	2,712,485
TOTAL ENERGY			1,859,145,728
FINANCIALS — (14.6%)
	1st Source Corp.	46,387	2,424,648
#*	Acacia Research Corp.	114,844	449,040
#	ACNB Corp.	13,427	524,056
	Affiliated Managers Group, Inc.	30,930	4,603,621
#*	Affinity Bancshares, Inc.	8,297	138,809
*	Affirm Holdings, Inc.	139,793	5,663,014
	Aflac, Inc.	380,521	32,093,141
	Alerus Financial Corp.	2,337	53,073
	Allstate Corp.	245,952	38,184,048
	Ally Financial, Inc.	528,777	19,395,540
	Amalgamated Financial Corp.	27,086	719,404

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	A-Mark Precious Metals, Inc.	41,198	$1,111,110
*	Ambac Financial Group, Inc.	72,048	1,170,780
#	Amerant Bancorp, Inc.	30,897	698,581
*	American Coastal Insurance Corp., Class C	3,892	45,030
*	American Equity Investment Life Holding Co.	40,992	2,263,168
	American Express Co.	431,793	86,678,127
	American Financial Group, Inc.	120,375	14,493,150
	American International Group, Inc.	626,222	43,528,691
	American National Bankshares, Inc.	18,634	843,934
	Ameriprise Financial, Inc.	123,111	47,623,028
	Ameris Bancorp	132,350	6,569,854
	AMERISAFE, Inc.	27,498	1,370,500
	AmeriServ Financial, Inc.	8,436	25,055
#	Ames National Corp.	12,711	268,711
	Aon PLC, Class A	113,269	33,802,868
	Apollo Global Management, Inc.	156,296	15,692,118
*	Arch Capital Group Ltd.	372,851	30,734,108
	Ares Management Corp., Class A	81,043	9,845,104
	Arrow Financial Corp.	23,377	588,867
	Arthur J Gallagher & Co.	108,245	25,130,159
#	Artisan Partners Asset Management, Inc., Class A	70,609	2,958,517
*	AssetMark Financial Holdings, Inc.	8,157	250,175
	Associated Banc-Corp.	272,106	5,716,947
#	Associated Capital Group, Inc., Class A	5,345	181,783
	Assurant, Inc.	86,759	14,571,174
	Assured Guaranty Ltd.	152,467	12,369,648
	Atlantic American Corp.	2,737	7,390
#	Atlantic Union Bankshares Corp.	68,695	2,346,621
*	Atlanticus Holdings Corp.	36,046	1,250,436
	Auburn National BanCorp, Inc.	2,633	53,819
*	AvidXchange Holdings, Inc.	153,265	1,679,784
	Axis Capital Holdings Ltd.	131,565	7,830,749
#*	Axos Financial, Inc.	114,651	6,355,105
#	B Riley Financial, Inc.	4,403	103,118
	Banc of California, Inc.	162,981	2,245,878
#	BancFirst Corp.	61,070	5,405,306
*	Bancorp, Inc.	114,689	5,005,028
	Bank of America Corp.	3,912,477	133,063,343
#	Bank of Hawaii Corp.	36,727	2,322,248
	Bank of Marin Bancorp	29,782	583,132
	Bank of New York Mellon Corp.	467,865	25,947,793
	Bank of NT Butterfield & Son Ltd.	81,174	2,462,007
	Bank of the James Financial Group, Inc.	3,363	40,793
	Bank OZK	112,879	5,091,972
	Bank7 Corp.	2,632	73,564
	BankFinancial Corp.	46,849	507,843
	BankUnited, Inc.	67,516	1,908,002
	Bankwell Financial Group, Inc.	9,896	274,614
	Banner Corp.	86,615	4,034,527
	Bar Harbor Bankshares	29,368	772,672
	BayCom Corp.	20,776	424,038
	BCB Bancorp, Inc.	44,623	554,218
*	Berkshire Hathaway, Inc., Class B	954,456	366,262,945
	Berkshire Hills Bancorp, Inc.	128,540	3,084,960
	BGC Group, Inc., Class A	440,515	3,110,036
	BlackRock, Inc.	61,690	47,767,184
	Blackstone, Inc.	209,625	26,087,831
*	Block, Inc.	196,700	12,787,467
#*	Blue Foundry Bancorp	12,399	118,286

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Blue Ridge Bankshares, Inc.	4,341	$10,853
*	BM Technologies, Inc.	9,173	19,538
	BOK Financial Corp.	81,414	6,825,750
	Bread Financial Holdings, Inc.	86,562	3,139,604
	Bridge Investment Group Holdings, Inc., Class A	21,757	212,783
*	Bridgewater Bancshares, Inc.	20,810	260,333
*	Brighthouse Financial, Inc.	57,683	2,986,249
	Brightsphere Investment Group, Inc.	65,502	1,448,904
	Brookline Bancorp, Inc.	186,789	2,021,057
	Brown & Brown, Inc.	264,001	20,475,918
*	BRP Group, Inc., Class A	19,188	430,579
	Business First Bancshares, Inc.	10,475	236,211
	BV Financial, Inc.	4,641	64,928
	Byline Bancorp, Inc.	25,623	559,606
	C&F Financial Corp.	6,412	355,866
#	Cadence Bank	211,537	5,631,115
#*	California BanCorp	1,644	41,643
#	Cambridge Bancorp	8,028	550,641
	Camden National Corp.	24,110	868,683
*	Cannae Holdings, Inc.	52,226	1,057,576
#*	Cantaloupe, Inc.	11,909	81,100
	Capital Bancorp, Inc.	5,480	119,245
	Capital City Bank Group, Inc.	38,327	1,095,386
	Capital One Financial Corp.	272,221	36,836,946
#	Capitol Federal Financial, Inc.	340,308	2,157,553
	Capstar Financial Holdings, Inc.	11,978	217,880
#	Carlyle Group, Inc.	197,274	7,894,905
#*	Carter Bankshares, Inc.	16,261	235,134
#	Cass Information Systems, Inc.	16,628	717,664
	Cathay General Bancorp	135,616	5,583,311
	CB Financial Services, Inc.	1,493	35,100
	Cboe Global Markets, Inc.	94,710	17,412,433
*»	CCUR Holdings, Inc.	1	2,600
	Central Pacific Financial Corp.	59,856	1,153,425
	Central Valley Community Bancorp	25,537	495,929
	CF Bankshares, Inc.	2,657	57,896
	Charles Schwab Corp.	573,157	36,063,038
	Chemung Financial Corp.	8,742	406,678
#	ChoiceOne Financial Services, Inc.	1,826	48,718
	Chubb Ltd.	227,406	55,714,470
	Cincinnati Financial Corp.	131,496	14,569,757
	Citigroup, Inc.	549,912	30,888,557
#	Citizens & Northern Corp.	37,489	759,902
	Citizens Community Bancorp, Inc.	18,370	223,012
	Citizens Financial Group, Inc.	273,213	8,934,065
#*	Citizens, Inc.	39,312	110,074
#	City Holding Co.	33,051	3,378,143
	Civista Bancshares, Inc.	34,694	592,920
	CME Group, Inc.	135,048	27,798,280
	CNB Financial Corp.	27,967	597,095
	CNO Financial Group, Inc.	178,117	4,841,220
*	Coastal Financial Corp.	19,538	779,566
	Codorus Valley Bancorp, Inc.	16,457	387,891
#	Cohen & Steers, Inc.	85,298	6,006,685
*	Coinbase Global, Inc., Class A	58,183	7,459,061
	Colony Bankcorp, Inc.	23,761	290,597
	Columbia Banking System, Inc.	50,838	1,024,894
#*	Columbia Financial, Inc.	5,103	91,752
	Comerica, Inc.	142,539	7,494,701

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Commerce Bancshares, Inc.	224,639	$11,708,185
	Community Bank System, Inc.	81,224	3,717,622
	Community Trust Bancorp, Inc.	63,151	2,620,766
	Community West Bancshares	12,856	200,039
	ConnectOne Bancorp, Inc.	60,243	1,375,950
#*	Consumer Portfolio Services, Inc.	137,807	1,259,556
	Corebridge Financial, Inc.	8,592	207,669
	Crawford & Co., Class A	92,729	1,125,730
	Crawford & Co., Class B	53,098	625,494
#*	Credit Acceptance Corp.	25,754	13,934,717
*	CrossFirst Bankshares, Inc.	37,576	530,573
	Cullen/Frost Bankers, Inc.	101,759	10,798,665
*	Customers Bancorp, Inc.	59,614	3,185,772
	CVB Financial Corp.	172,582	2,894,200
	Diamond Hill Investment Group, Inc.	7,821	1,247,684
	Dime Community Bancshares, Inc.	130,184	2,969,497
	Discover Financial Services	274,634	28,979,380
	Donegal Group, Inc., Class A	100,130	1,502,951
#	Donegal Group, Inc., Class B	2,147	30,981
*	Donnelley Financial Solutions, Inc.	79,822	4,958,543
	Eagle Bancorp Montana, Inc.	10,879	157,854
#	Eagle Bancorp, Inc.	73,612	1,824,841
	East West Bancorp, Inc.	200,070	14,567,097
#	Eastern Bankshares, Inc.	24,100	336,436
*	eHealth, Inc.	50,175	341,190
	Employers Holdings, Inc.	61,550	2,567,866
	Enact Holdings, Inc.	3,358	95,669
#*	Encore Capital Group, Inc.	71,518	3,581,621
*	Enova International, Inc.	84,162	4,580,938
*	Enstar Group Ltd.	32,164	8,584,250
	Enterprise Bancorp, Inc.	14,425	409,958
	Enterprise Financial Services Corp.	52,593	2,189,447
	Equitable Holdings, Inc.	495,360	16,193,318
	Equity Bancshares, Inc., Class A	28,265	928,505
	Erie Indemnity Co., Class A	47,238	16,336,318
	Esquire Financial Holdings, Inc.	12,024	599,517
	ESSA Bancorp, Inc.	9,594	182,382
	Essent Group Ltd.	174,932	9,649,249
*	Euronet Worldwide, Inc.	71,012	7,076,346
	Evans Bancorp, Inc.	8,786	258,923
	Evercore, Inc., Class A	70,215	12,058,022
	Everest Group Ltd.	42,252	16,265,752
	EVERTEC, Inc.	112,423	4,514,908
#*	EZCORP, Inc., Class A	133,758	1,150,319
#	F&G Annuities & Life, Inc.	36,363	1,630,517
	FactSet Research Systems, Inc.	32,638	15,533,077
#	Farmers & Merchants Bancorp, Inc.	1,650	37,290
	Farmers National Banc Corp.	27,473	376,930
	FB Financial Corp.	76,115	2,835,284
	Federal Agricultural Mortgage Corp., Class A	1,374	211,830
	Federal Agricultural Mortgage Corp., Class C	20,856	3,885,264
	Federated Hermes, Inc.	207,946	7,269,792
*	FFBW, Inc.	3,731	50,369
	Fidelity D&D Bancorp, Inc.	1,322	65,756
	Fidelity National Financial, Inc.	448,596	22,443,258
	Fidelity National Information Services, Inc.	341,352	21,252,576
	Fifth Third Bancorp	628,365	21,515,218
	Financial Institutions, Inc.	36,504	762,934
#	Finward Bancorp	1,270	30,671

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Finwise Bancorp	8,155	$112,621
	First American Financial Corp.	180,593	10,898,788
	First BanCorp	464,247	7,743,640
	First Bancorp, Inc.	21,518	537,950
#	First Bancorp/Southern Pines NC	66,825	2,309,472
	First Bancshares, Inc.	33,879	861,543
	First Bank	32,789	450,521
#	First Busey Corp.	112,735	2,653,782
	First Business Financial Services, Inc.	16,313	599,829
	First Capital, Inc.	3,880	112,947
	First Citizens BancShares, Inc., Class A	21,001	31,711,510
	First Commonwealth Financial Corp.	226,842	3,178,056
	First Community Bankshares, Inc.	42,770	1,466,156
	First Community Corp.	13,022	243,511
	First Financial Bancorp	169,494	3,800,055
#	First Financial Bankshares, Inc.	211,177	6,595,058
	First Financial Corp.	22,788	898,303
	First Financial Northwest, Inc.	14,137	295,181
#	First Foundation, Inc.	100,991	961,434
	First Hawaiian, Inc.	112,025	2,429,822
	First Horizon Corp.	728,194	10,369,483
	First Internet Bancorp	18,211	600,599
	First Interstate BancSystem, Inc., Class A	90,331	2,485,909
	First Merchants Corp.	52,592	1,778,136
	First Mid Bancshares, Inc.	35,801	1,126,657
	First National Corp.	1,787	37,062
	First Northwest Bancorp	18,454	268,321
	First of Long Island Corp.	46,761	562,067
#	First Savings Financial Group, Inc.	2,715	48,870
*	First Seacoast Bancorp, Inc.	23	202
	First U.S. Bancshares, Inc.	5,297	52,493
	First United Corp.	12,304	279,793
*	First Western Financial, Inc.	1,084	18,482
	FirstCash Holdings, Inc.	72,932	8,370,406
*	Fiserv, Inc.	253,288	35,933,969
	Five Star Bancorp	1,249	29,764
*	FleetCor Technologies, Inc.	88,306	25,602,559
	Flushing Financial Corp.	71,564	1,147,171
*	Flywire Corp.	56,712	1,211,935
	FNB Corp.	427,938	5,640,223
#	FNCB Bancorp, Inc.	17,421	113,237
	Franklin Financial Services Corp.	4,397	142,111
	Franklin Resources, Inc.	238,053	6,339,351
	FS Bancorp, Inc.	18,178	669,314
#	Fulton Financial Corp.	322,938	5,034,603
#*	FVCBankcorp, Inc.	5,151	63,203
*	Genworth Financial, Inc., Class A	399,633	2,465,736
	German American Bancorp, Inc.	57,237	1,896,262
#	Glacier Bancorp, Inc.	150,692	5,825,753
	Global Payments, Inc.	151,241	20,149,838
	Globe Life, Inc.	120,236	14,767,386
	Goldman Sachs Group, Inc.	176,078	67,615,713
*	Goosehead Insurance, Inc., Class A	2,415	186,438
	Great Southern Bancorp, Inc.	26,142	1,361,737
*	Green Dot Corp., Class A	77,404	697,410
	Greene County Bancorp, Inc.	339	8,475
*	Greenlight Capital Re Ltd., Class A	48,111	548,947
	Guaranty Bancshares, Inc.	15,038	458,509
	Hamilton Lane, Inc., Class A	33,121	3,840,049

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hancock Whitney Corp.	139,177	$6,278,274
	Hanmi Financial Corp.	62,041	1,039,187
	Hanover Insurance Group, Inc.	69,351	9,155,026
	HarborOne Bancorp, Inc.	113,552	1,239,988
	Hartford Financial Services Group, Inc.	430,639	37,448,367
	Hawthorn Bancshares, Inc.	11,816	297,763
	HBT Financial, Inc.	1,737	33,819
#	HCI Group, Inc.	16,205	1,453,102
	Heartland Financial USA, Inc.	111,292	3,947,527
#	Hennessy Advisors, Inc.	13,944	97,608
	Heritage Commerce Corp.	94,031	835,936
	Heritage Financial Corp.	67,479	1,359,702
*	Heritage Global, Inc.	20,153	56,428
*	Heritage Insurance Holdings, Inc.	48,993	294,938
	Hilltop Holdings, Inc.	173,804	5,473,088
	Hingham Institution For Savings The	4,610	852,205
	HMN Financial, Inc.	6,890	153,302
	Home Bancorp, Inc.	11,388	453,470
	Home BancShares, Inc.	205,040	4,806,138
#	Home Federal Bancorp, Inc. of Louisiana	2,148	29,363
	HomeStreet, Inc.	38,363	527,875
	HomeTrust Bancshares, Inc.	2,074	56,309
	Hope Bancorp, Inc.	282,172	3,126,466
	Horace Mann Educators Corp.	87,456	3,221,004
#	Horizon Bancorp, Inc.	94,291	1,236,155
#	Houlihan Lokey, Inc.	85,808	10,278,082
	Huntington Bancshares, Inc.	1,334,654	16,990,145
*	I3 Verticals, Inc., Class A	12,000	224,880
#*	ICC Holdings, Inc.	1,000	15,700
#	IF Bancorp, Inc.	2,855	48,535
	Independent Bank Corp.	59,968	3,363,605
	Independent Bank Corp.	41,723	1,061,433
	Independent Bank Group, Inc.	41,506	2,006,815
	Interactive Brokers Group, Inc., Class A	49,433	4,387,179
	Intercontinental Exchange, Inc.	251,052	31,966,451
	International Bancshares Corp.	132,955	7,028,001
*	International Money Express, Inc.	41,736	859,762
	Invesco Ltd.	300,238	4,752,768
	Investar Holding Corp.	17,620	315,398
	Investors Title Co.	3,752	627,522
	Jack Henry & Associates, Inc.	57,952	9,610,180
	Jackson Financial, Inc., Class A	59,681	2,988,228
	James River Group Holdings Ltd.	38,429	367,766
	Janus Henderson Group PLC	166,068	4,776,116
	Jefferies Financial Group, Inc.	384,078	15,655,019
	JPMorgan Chase & Co.	2,201,688	383,886,320
	Kearny Financial Corp.	132,310	956,601
	Kemper Corp.	96,506	5,790,360
	Kentucky First Federal Bancorp	6,958	27,206
	KeyCorp	623,452	9,058,758
*	Kingstone Cos., Inc.	16,836	54,044
	Kinsale Capital Group, Inc.	25,262	10,043,413
	KKR & Co., Inc.	223,300	19,333,314
*	Lake Shore Bancorp, Inc.	3,574	41,530
	Lakeland Bancorp, Inc.	69,552	924,346
#	Lakeland Financial Corp.	54,013	3,616,710
#	Landmark Bancorp, Inc.	7,590	160,604
	LCNB Corp.	23,728	350,463
*	LendingClub Corp.	136,650	1,232,583

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	LendingTree, Inc.	2,040	$65,974
	Lincoln National Corp.	149,386	4,100,646
	LINKBANCORP, Inc.	118	841
	Live Oak Bancshares, Inc.	90,156	3,278,974
	Loews Corp.	227,665	16,587,672
	LPL Financial Holdings, Inc.	88,990	21,285,518
*	Luther Burbank Corp.	15,237	146,275
	M&T Bank Corp.	98,280	13,572,468
	Macatawa Bank Corp.	54,879	585,010
#	Magyar Bancorp, Inc.	5,872	67,704
#*	Maiden Holdings Ltd.	184,895	325,415
	MainStreet Bancshares, Inc.	1,101	20,391
*	Markel Group, Inc.	10,873	16,281,556
	MarketAxess Holdings, Inc.	26,420	5,957,974
*	Marqeta, Inc., Class A	355,792	2,138,310
	Marsh & McLennan Cos., Inc.	310,585	60,203,796
	Mastercard, Inc., Class A	577,997	259,653,592
#	MBIA, Inc.	97,790	594,563
	Mercantile Bank Corp.	35,141	1,408,803
#	Merchants Bancorp	3,251	142,199
	Mercury General Corp.	87,017	3,485,031
	Meridian Corp.	8,599	104,048
	MetLife, Inc.	297,190	20,601,211
	Metrocity Bankshares, Inc.	3,335	79,707
#*	Metropolitan Bank Holding Corp.	6,059	293,801
	MGIC Investment Corp.	234,106	4,644,663
	Mid Penn Bancorp, Inc.	17,986	384,541
#	Middlefield Banc Corp.	11,702	308,933
	Midland States Bancorp, Inc.	49,912	1,310,689
	MidWestOne Financial Group, Inc.	30,215	770,482
#	Moelis & Co., Class A	61,562	3,384,063
	Moody's Corp.	105,054	41,185,370
	Morgan Stanley	934,894	81,560,153
	Morningstar, Inc.	65,738	18,360,623
*	Mr Cooper Group, Inc.	20,870	1,405,803
	MSCI, Inc.	45,780	27,404,824
#	MVB Financial Corp.	22,355	479,068
	Nasdaq, Inc.	376,167	21,731,168
	National Bank Holdings Corp., Class A	66,980	2,344,300
	National Bankshares, Inc.	4,012	129,427
	National Western Life Group, Inc., Class A	3,688	1,784,992
#	Navient Corp.	431,770	7,435,079
	NBT Bancorp, Inc.	85,870	3,054,396
*	NCR Atleos Corp.	111,031	2,485,984
#	Nelnet, Inc., Class A	64,519	5,621,540
*	NerdWallet, Inc., Class A	38,140	583,923
	New York Community Bancorp, Inc.	108,766	703,716
*	NI Holdings, Inc.	19,327	258,209
#*	Nicholas Financial, Inc.	9,629	67,981
#	Nicolet Bankshares, Inc.	24,376	1,895,722
*	NMI Holdings, Inc., Class A	148,152	4,729,012
	Northeast Bank	13,464	738,231
	Northeast Community Bancorp, Inc.	5,283	91,026
	Northern Trust Corp.	149,423	11,900,048
	Northfield Bancorp, Inc.	102,671	1,235,132
#	Northrim BanCorp, Inc.	8,802	444,765
	Northwest Bancshares, Inc.	215,718	2,668,432
#	Norwood Financial Corp.	6,580	180,226
#	Oak Valley Bancorp	9,635	250,992

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	OceanFirst Financial Corp.	103,837	$1,789,112
*	Ocwen Financial Corp.	12,471	360,786
	OFG Bancorp	110,128	4,049,407
	Ohio Valley Banc Corp.	6,853	164,815
	Old National Bancorp	288,520	4,751,924
	Old Point Financial Corp.	2,092	37,698
	Old Republic International Corp.	490,431	13,751,685
	Old Second Bancorp, Inc.	66,349	903,673
	OneMain Holdings, Inc.	201,974	9,613,962
	OP Bancorp	7,782	84,902
*	Open Lending Corp., Class A	145,171	1,065,555
*	Oportun Financial Corp.	7,685	28,281
	Oppenheimer Holdings, Inc., Class A	13,697	511,994
#*	OptimumBank Holdings, Inc.	1,636	7,247
	Orange County Bancorp, Inc.	527	25,581
	Origin Bancorp, Inc.	20,026	610,793
	Orrstown Financial Services, Inc.	17,942	496,635
*	Oscar Health, Inc., Class A	413,102	5,172,037
	Pacific Premier Bancorp, Inc.	91,714	2,326,784
*	Palomar Holdings, Inc.	22,239	1,331,449
#	Park National Corp.	27,187	3,552,797
	Parke Bancorp, Inc.	25,101	464,620
	Pathfinder Bancorp, Inc.	4,141	56,773
	Pathward Financial, Inc.	75,239	3,895,875
*	Patriot National Bancorp, Inc.	1,773	7,482
*	Paymentus Holdings, Inc., Class A	40,377	640,379
#*	Payoneer Global, Inc.	86,821	406,322
*	PayPal Holdings, Inc.	414,542	25,432,152
#*	Paysafe Ltd.	68,322	1,016,631
#	PCB Bancorp	6,638	111,187
#	Peapack-Gladstone Financial Corp.	36,138	996,686
	Penns Woods Bancorp, Inc.	12,528	270,104
	PennyMac Financial Services, Inc.	56,978	4,969,621
	Peoples Bancorp of North Carolina, Inc.	12,672	368,628
	Peoples Bancorp, Inc.	74,471	2,182,000
#	Peoples Financial Services Corp.	2,298	100,446
	Pinnacle Financial Partners, Inc.	118,118	10,439,269
*	Pioneer Bancorp, Inc.	10,571	103,067
	Piper Sandler Cos.	33,328	5,782,075
#	PJT Partners, Inc., Class A	17,282	1,662,010
	Plumas Bancorp	10,140	357,739
	PNC Financial Services Group, Inc.	220,907	33,403,347
*	Ponce Financial Group, Inc.	35,696	323,406
	Popular, Inc.	155,745	13,308,410
*	PRA Group, Inc.	103,099	2,347,564
	Preferred Bank	32,744	2,352,329
	Premier Financial Corp.	79,652	1,663,930
#	Primerica, Inc.	94,923	22,227,170
	Primis Financial Corp.	51,036	673,675
#	Princeton Bancorp, Inc.	10,139	331,140
	Principal Financial Group, Inc.	241,425	19,096,717
	ProAssurance Corp.	97,275	1,309,321
*	PROG Holdings, Inc.	117,289	3,593,735
	Progressive Corp.	220,073	39,228,012
	Prosperity Bancshares, Inc.	106,783	6,824,502
*	Provident Bancorp, Inc.	27,644	300,490
	Provident Financial Holdings, Inc.	15,618	235,832
#	Provident Financial Services, Inc.	131,488	2,176,126
	Prudential Financial, Inc.	414,824	43,527,482

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	QCR Holdings, Inc.	35,788	$2,090,377
	Radian Group, Inc.	139,181	4,033,465
	Raymond James Financial, Inc.	224,721	24,759,760
	RBB Bancorp	39,120	692,033
	Red River Bancshares, Inc.	1,173	60,069
	Regional Management Corp.	21,263	518,392
	Regions Financial Corp.	862,555	16,103,902
	Reinsurance Group of America, Inc.	76,308	13,269,198
*	Remitly Global, Inc.	41,129	704,951
	RenaissanceRe Holdings Ltd.	62,334	14,263,889
	Renasant Corp.	146,460	4,632,530
*	Repay Holdings Corp.	90,572	710,084
#	Republic Bancorp, Inc., Class A	32,772	1,677,599
*	Rhinebeck Bancorp, Inc.	4,151	36,612
	Richmond Mutual BanCorp, Inc.	8,015	92,333
	Riverview Bancorp, Inc.	50,627	277,942
	RLI Corp.	70,993	9,681,315
*	Robinhood Markets, Inc., Class A	179,508	1,927,916
*	Rocket Cos., Inc., Class A	38,289	471,338
	S&P Global, Inc.	134,834	60,452,824
	S&T Bancorp, Inc.	80,582	2,686,604
	Safety Insurance Group, Inc.	34,513	2,875,278
	Sandy Spring Bancorp, Inc.	105,472	2,571,407
	SB Financial Group, Inc.	9,865	151,132
	Seacoast Banking Corp. of Florida	90,241	2,216,319
*	Security National Financial Corp., Class A	28,584	223,813
	SEI Investments Co.	218,654	13,827,679
	Selective Insurance Group, Inc.	107,139	11,234,596
#	ServisFirst Bancshares, Inc.	99,803	6,700,773
#*	Shift4 Payments, Inc., Class A	39,895	2,864,860
	Shore Bancshares, Inc.	70,386	910,795
	Sierra Bancorp	41,993	871,355
	Silvercrest Asset Management Group, Inc., Class A	14,147	235,972
	Simmons First National Corp., Class A	299,316	5,689,997
#*	SiriusPoint Ltd.	284,802	3,360,664
	SLM Corp.	922,220	18,333,734
	SmartFinancial, Inc.	14,242	331,269
#*	SoFi Technologies, Inc.	464,440	3,636,565
#	Sound Financial Bancorp, Inc.	3,278	129,186
	South Plains Financial, Inc.	5,344	144,716
*	Southern First Bancshares, Inc.	15,913	596,578
	Southern Missouri Bancorp, Inc.	10,673	465,450
	Southern States Bancshares, Inc.	1,941	49,612
#	Southside Bancshares, Inc.	58,239	1,822,881
	SouthState Corp.	83,031	6,899,876
	State Street Corp.	190,786	14,093,362
#	Stellar Bancorp, Inc.	41,085	1,028,358
	StepStone Group, Inc., Class A	15,393	514,896
#*	Sterling Bancorp, Inc.	20,410	110,418
	Stewart Information Services Corp.	59,412	3,663,344
	Stifel Financial Corp.	184,922	13,490,060
#	Stock Yards Bancorp, Inc.	59,053	2,936,115
#*	StoneX Group, Inc.	53,935	3,546,226
	Summit Financial Group, Inc.	20,412	577,455
#	Summit State Bank	8,370	98,431
	Synchrony Financial	525,219	20,415,263
	Synovus Financial Corp.	152,375	5,738,442
	T Rowe Price Group, Inc.	174,833	18,960,639
	Territorial Bancorp, Inc.	19,133	205,488

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Texas Capital Bancshares, Inc.	99,666	$6,079,626
#	TFS Financial Corp.	218,287	2,907,583
*	Third Coast Bancshares, Inc.	2,238	42,522
	Timberland Bancorp, Inc.	15,487	433,171
	Tiptree, Inc.	80,023	1,514,835
#*	Toast, Inc., Class A	176,961	3,144,597
#	Tompkins Financial Corp.	27,413	1,353,928
	Towne Bank	84,939	2,387,635
	Tradeweb Markets, Inc., Class A	19,981	1,905,988
	Travelers Cos., Inc.	296,770	62,725,307
	TriCo Bancshares	61,764	2,245,121
#*	Triumph Financial, Inc.	58,000	4,097,700
	Truist Financial Corp.	583,803	21,635,739
#*	Trupanion, Inc.	8,654	235,389
	TrustCo Bank Corp.	36,917	1,066,901
	Trustmark Corp.	133,414	3,600,844
	U.S. Bancorp	486,483	20,208,504
	U.S. Global Investors, Inc., Class A	2,359	6,888
	UMB Financial Corp.	63,040	5,200,800
	Union Bankshares, Inc.	863	25,864
	United Bancorp, Inc.	5,663	68,183
	United Bancshares, Inc.	3,436	65,662
	United Bankshares, Inc.	116,458	4,175,019
	United Community Banks, Inc.	119,338	3,262,701
	United Fire Group, Inc.	65,841	1,475,497
	United Security Bancshares	32,153	258,832
	Unity Bancorp, Inc.	24,003	657,442
	Universal Insurance Holdings, Inc.	90,094	1,497,362
	Univest Financial Corp.	76,889	1,633,122
	Unum Group	281,779	13,621,197
*	USCB Financial Holdings, Inc.	4,361	52,899
#	UWM Holdings Corp.	13,609	91,180
#	Valley National Bancorp	546,286	5,255,271
	Value Line, Inc.	6,620	295,252
#*	Velocity Financial, Inc.	8,230	129,623
	Veritex Holdings, Inc.	96,052	2,018,053
	Victory Capital Holdings, Inc., Class A	16,401	553,206
	Virginia National Bankshares Corp.	2,069	68,298
	Virtu Financial, Inc., Class A	78,730	1,321,877
	Virtus Investment Partners, Inc.	15,702	3,707,399
#	Visa, Inc., Class A	913,551	249,636,946
	Voya Financial, Inc.	182,238	13,188,564
	W R Berkley Corp.	263,688	21,590,773
#	WaFd, Inc.	160,091	4,649,043
	Walker & Dunlop, Inc.	78,369	7,569,662
#	Washington Trust Bancorp, Inc.	33,610	934,694
	Waterstone Financial, Inc.	71,763	954,448
	Webster Financial Corp.	295,129	14,602,983
	Wells Fargo & Co.	1,702,102	85,411,478
	WesBanco, Inc.	158,585	4,652,884
#	West BanCorp, Inc.	47,487	893,230
	Westamerica BanCorp	51,996	2,481,249
	Western Alliance Bancorp	219,887	14,063,973
	Western New England Bancorp, Inc.	67,567	574,995
	Western Union Co.	339,451	4,266,899
	Westwood Holdings Group, Inc.	20,935	257,500
*	WEX, Inc.	55,969	11,439,504
	White Mountains Insurance Group Ltd.	6,648	10,477,049
	Willis Towers Watson PLC	83,176	20,486,249

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Wintrust Financial Corp.	112,101	$10,871,555
#	WisdomTree, Inc.	260,729	1,765,135
#*	World Acceptance Corp.	15,516	2,037,406
	WSFS Financial Corp.	84,031	3,740,220
	WVS Financial Corp.	803	10,680
	Zions Bancorp NA	263,378	11,035,538
TOTAL FINANCIALS			4,714,828,579
HEALTH CARE — (10.8%)
#*	10X Genomics, Inc., Class A	4,594	191,432
#*	2seventy bio, Inc.	24,709	127,004
*	4D Molecular Therapeutics, Inc.	25,673	442,859
	Abbott Laboratories	745,260	84,326,169
	AbbVie, Inc.	1,188,733	195,427,705
*	AC Immune SA	4,792	15,382
*	Acadia Healthcare Co., Inc.	171,561	14,092,021
#*	Accolade, Inc.	110,174	1,247,170
#*	Accuray, Inc.	114,423	296,356
#††	Achillion Pharmaceuticals, Inc.	281,426	75,985
#*	Acumen Pharmaceuticals, Inc.	1,866	5,934
*	Acurx Pharmaceuticals, Inc.	1,403	4,588
#*	AdaptHealth Corp.	11,163	80,597
#*	Adaptive Biotechnologies Corp.	335,599	1,231,648
*	Addus HomeCare Corp.	28,840	2,497,544
*	ADMA Biologics, Inc.	110,440	573,184
††	Aduro Biotech, Inc.	7,016	6,946
	Agilent Technologies, Inc.	129,989	16,911,569
*	Agiliti, Inc.	39,432	279,573
#*	agilon health, Inc.	115,084	677,845
*	Agios Pharmaceuticals, Inc.	92,438	2,090,948
††	Albireo Pharma, Inc.	28,723	155,391
*	Align Technology, Inc.	25,063	6,699,841
*	Alkermes PLC	126,334	3,417,335
#*	Allogene Therapeutics, Inc.	106,812	375,978
*	Alnylam Pharmaceuticals, Inc.	30,629	5,296,060
*	American Shared Hospital Services	797	2,128
*	American Well Corp., Class A	99,255	104,218
	Amgen, Inc.	373,973	117,524,755
#*	AMN Healthcare Services, Inc.	95,803	7,090,380
#*	Amneal Pharmaceuticals, Inc.	33,304	178,176
*	AngioDynamics, Inc.	45,160	266,444
*	ANI Pharmaceuticals, Inc.	27,757	1,549,396
*	Anika Therapeutics, Inc.	50,280	1,182,586
#*	Anixa Biosciences, Inc.	3,561	16,167
#*	Apollo Medical Holdings, Inc.	24,032	835,112
#*	Aprea Therapeutics, Inc.	2,190	11,322
*	Apyx Medical Corp.	32,495	72,789
#*	Arcturus Therapeutics Holdings, Inc.	46,959	1,548,238
*	Arcus Biosciences, Inc.	96,532	1,461,494
#*	ARS Pharmaceuticals, Inc.	7,081	43,973
#*	Artivion, Inc.	77,625	1,297,890
*	Arvinas, Inc.	41,570	1,725,155
*	AtriCure, Inc.	61,025	2,078,511
#	Atrion Corp.	2,837	964,580
*	Avanos Medical, Inc.	133,096	2,554,112
*	Avantor, Inc.	195,500	4,494,545
#*	Avid Bioservices, Inc.	122,180	827,159
#*	Avidity Biosciences, Inc.	83,199	1,017,524
#*	Avita Medical, Inc.	2,421	40,576

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Axogen, Inc.	53,700	$519,279
*	Axonics, Inc.	17,009	1,154,571
*	Azenta, Inc.	54,207	3,534,296
	Baxter International, Inc.	202,931	7,851,400
#*	Beam Therapeutics, Inc.	39,311	959,188
	Becton Dickinson & Co.	114,489	27,341,118
*	Biogen, Inc.	94,204	23,236,359
#*	BioLife Solutions, Inc.	87,535	1,488,095
*	BioMarin Pharmaceutical, Inc.	64,229	5,657,290
#*	Biomea Fusion, Inc.	1,758	31,785
*	Bio-Rad Laboratories, Inc., Class A	21,633	6,941,813
	Bio-Techne Corp.	90,328	6,351,865
*	Bioventus, Inc., Class A	1,448	6,284
*	Boston Scientific Corp.	530,072	33,532,355
	Bristol-Myers Squibb Co.	1,407,465	68,782,815
#*	Brookdale Senior Living, Inc.	395,718	2,164,577
	Bruker Corp.	232,721	16,641,879
	Cardinal Health, Inc.	216,292	23,616,923
*	CareDx, Inc.	73,109	625,813
*	Caribou Biosciences, Inc.	72,821	446,393
*	Castle Biosciences, Inc.	39,142	903,397
*	Catalent, Inc.	180,741	9,333,465
*	Catalyst Pharmaceuticals, Inc.	75,948	1,093,651
#*	Celcuity, Inc.	400	6,040
	Cencora, Inc.	149,912	34,881,524
*	Centene Corp.	359,764	27,093,827
#*	Certara, Inc.	106,221	1,716,531
*	Charles River Laboratories International, Inc.	36,825	7,964,511
	Chemed Corp.	21,936	13,003,441
††	Chinook Therapeutics, Inc.	54,163	15,707
	Cigna Group	239,976	72,220,777
*	Cogent Biosciences, Inc.	50,738	224,769
*	Collegium Pharmaceutical, Inc.	55,430	1,826,973
#*	Community Health Systems, Inc.	193,578	710,431
*	Computer Programs & Systems, Inc.	39,940	404,592
	CONMED Corp.	44,505	4,254,678
††	Contra Abiomed, Inc.	26,621	415,554
	Cooper Cos., Inc.	38,949	14,529,145
*	Corcept Therapeutics, Inc.	127,198	2,683,878
*	CorVel Corp.	35,516	8,358,335
*	Crinetics Pharmaceuticals, Inc.	20,155	735,254
#*	CRISPR Therapeutics AG	211,917	13,340,175
*	Cross Country Healthcare, Inc.	87,628	1,862,095
*	CryoPort, Inc.	67,059	973,026
#*	Cue Biopharma, Inc.	22,259	58,764
*	Cullinan Oncology, Inc.	2,346	35,518
*	Cumberland Pharmaceuticals, Inc.	22,381	46,552
	CVS Health Corp.	855,140	63,596,762
*	Cymabay Therapeutics, Inc.	2,917	68,579
#*	Cytek Biosciences, Inc.	21,659	163,525
	Danaher Corp.	249,608	59,883,455
*	DaVita, Inc.	159,980	17,303,437
*	Day One Biopharmaceuticals, Inc.	21,852	328,873
*	Deciphera Pharmaceuticals, Inc.	127,933	1,832,001
#*	Definitive Healthcare Corp.	101,516	862,886
*	Denali Therapeutics, Inc.	68,979	1,104,354
	DENTSPLY SIRONA, Inc.	104,330	3,625,467
*	Dexcom, Inc.	107,815	13,083,350
*	Dominari Holdings, Inc.	2,503	5,757

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Doximity, Inc., Class A	70,389	$1,896,984
*	Dynavax Technologies Corp.	163,864	2,117,123
*	Dyne Therapeutics, Inc.	49,184	1,052,538
*	Eagle Pharmaceuticals, Inc.	23,435	137,329
*	Edgewise Therapeutics, Inc.	7,775	138,628
#*	Editas Medicine, Inc.	130,653	918,491
*	Edwards Lifesciences Corp.	221,790	17,403,861
*	Elanco Animal Health, Inc.	328,536	4,842,621
#*	Electromed, Inc.	5,226	52,521
	Elevance Health, Inc.	134,124	66,182,147
	Eli Lilly & Co.	520,601	336,105,212
	Embecta Corp.	62,302	1,067,856
#*	Emergent BioSolutions, Inc.	49,588	82,812
*	Enanta Pharmaceuticals, Inc.	24,182	293,811
	Encompass Health Corp.	181,614	12,901,859
*	Enhabit, Inc.	96,590	974,593
*	Enovis Corp.	94,480	5,545,976
	Ensign Group, Inc.	97,067	10,989,926
*	Envista Holdings Corp.	185,912	4,368,932
*	enVVeno Medical Corp.	4,348	18,740
*	Enzo Biochem, Inc.	107,986	136,062
*	Exact Sciences Corp.	76,092	4,976,417
*	Exelixis, Inc.	264,077	5,746,316
*	FONAR Corp.	11,430	223,571
*	Fortrea Holdings, Inc.	99,818	3,090,365
#*	Fulcrum Therapeutics, Inc.	64,832	468,087
#*	Fulgent Genetics, Inc.	63,848	1,570,022
*	Gain Therapeutics, Inc.	3,313	12,821
*	GE HealthCare Technologies, Inc.	307,330	22,545,729
	Gilead Sciences, Inc.	937,135	73,340,185
*	Glaukos Corp.	36,851	3,280,845
*	Globus Medical, Inc., Class A	169,886	8,968,282
#*	GoodRx Holdings, Inc., Class A	54,974	329,844
*	Graphite Bio, Inc.	1,112	3,025
*	Great Elm Group, Inc.	32,106	61,001
*	Haemonetics Corp.	76,775	5,870,216
*	Halozyme Therapeutics, Inc.	77,759	2,632,142
*	Harmony Biosciences Holdings, Inc.	52,558	1,657,679
*	Harvard Bioscience, Inc.	100,799	443,516
	HCA Healthcare, Inc.	124,520	37,966,148
*	Health Catalyst, Inc.	86,794	847,977
*	HealthEquity, Inc.	85,129	6,434,050
	HealthStream, Inc.	65,532	1,744,462
#*	Henry Schein, Inc.	168,264	12,592,878
*	Hims & Hers Health, Inc.	172,801	1,482,633
*	Hologic, Inc.	269,637	20,071,778
	Humana, Inc.	72,492	27,406,326
#*	ICU Medical, Inc.	3,923	359,072
*	Ideaya Biosciences, Inc.	73,253	3,188,703
*	IDEXX Laboratories, Inc.	57,965	29,856,612
*	Illumina, Inc.	47,772	6,831,874
*	ImmuCell Corp.	1,149	6,101
#*	Immunovant, Inc.	14,787	538,395
*	Inari Medical, Inc.	20,024	1,140,367
*	Incyte Corp.	75,147	4,416,389
*	InfuSystem Holdings, Inc.	25,741	237,589
*	Innoviva, Inc.	144,482	2,340,608
*	Inogen, Inc.	29,960	213,165
*	Insulet Corp.	17,168	3,276,856

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Integer Holdings Corp.	73,078	$7,404,263
*	Integra LifeSciences Holdings Corp.	102,108	4,099,636
*	Intellia Therapeutics, Inc.	106,362	2,533,543
*	Intuitive Surgical, Inc.	120,861	45,712,047
#*	Iovance Biotherapeutics, Inc.	484,572	3,745,742
*	IQVIA Holdings, Inc.	191,105	39,793,794
	iRadimed Corp.	6,081	251,814
*	Ironwood Pharmaceuticals, Inc.	18,901	268,205
*	iTeos Therapeutics, Inc.	68,897	685,525
*	Jazz Pharmaceuticals PLC	54,044	6,632,280
	Johnson & Johnson	1,600,374	254,299,429
#*	Joint Corp.	33,568	327,624
#*	KalVista Pharmaceuticals, Inc.	38,599	608,706
*	Kewaunee Scientific Corp.	3,487	100,112
#*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	122,370
*	Krystal Biotech, Inc.	22,253	2,475,646
*	Kura Oncology, Inc.	101,957	2,053,414
*	Kymera Therapeutics, Inc.	1,110	36,386
	Laboratory Corp. of America Holdings	96,380	21,425,274
#*	Lantern Pharma, Inc.	1,951	8,233
*	Lantheus Holdings, Inc.	115,540	5,999,992
*	Larimar Therapeutics, Inc.	8,981	52,000
#	LeMaitre Vascular, Inc.	37,067	2,151,369
*	LENSAR, Inc.	23,475	83,336
#*	LifeStance Health Group, Inc.	12,214	73,040
*	Ligand Pharmaceuticals, Inc.	33,836	2,473,412
*	LivaNova PLC	47,110	2,293,315
#*	Longboard Pharmaceuticals, Inc.	3,563	75,678
*	Lumos Pharma, Inc.	950	2,679
*	Lyra Therapeutics, Inc.	2,628	11,957
#*	MacroGenics, Inc.	23,565	336,980
*	Maravai LifeSciences Holdings, Inc., Class A	178,444	1,034,975
#*	Masimo Corp.	44,429	5,728,675
*	MaxCyte, Inc.	23,519	119,712
	McKesson Corp.	83,179	41,580,350
*	MediciNova, Inc.	17,242	24,311
*	Medpace Holdings, Inc.	44,057	12,846,140
	Medtronic PLC	435,456	38,119,818
	Merck & Co., Inc.	1,040,904	125,720,385
*	Merit Medical Systems, Inc.	88,525	6,931,507
#*	Merrimack Pharmaceuticals, Inc.	26,708	357,887
	Mesa Laboratories, Inc.	8,192	750,551
*	Mettler-Toledo International, Inc.	17,972	21,515,899
*	MiMedx Group, Inc.	6,469	50,070
»	Mirati Therapeutics, Inc.	10,076	7,053
*	Moderna, Inc.	63,517	6,418,393
*	ModivCare, Inc.	8,858	352,283
*	Molina Healthcare, Inc.	68,555	24,435,744
*	Myriad Genetics, Inc.	203,694	4,357,015
#	National HealthCare Corp.	25,668	2,388,151
	National Research Corp.	17,501	689,539
*	Nautilus Biotechnology, Inc.	19,775	54,975
#*	NeoGenomics, Inc.	167,148	2,482,148
*»	Neoleukin Therapeutics, Inc.	3,638	0
*	Neurocrine Biosciences, Inc.	42,614	5,956,159
#	Neurogene, Inc.	909	27,415
#*	Nevro Corp.	37,334	618,251
#*	Nurix Therapeutics, Inc.	82,527	651,963
	Nutriband, Inc.	759	1,981

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Nuvalent, Inc., Class A	13,633	$1,024,793
*	Olema Pharmaceuticals, Inc.	101,816	1,327,681
*	OmniAb, Inc.	186,383	1,081,021
*»	OmniAb, Inc.	12,217	0
*»	OmniAb, Inc.	12,217	0
*	Omnicell, Inc.	47,576	1,530,520
#††	Opiant Pharmaceuticals, Inc.	3,087	370
#*	OptimizeRx Corp.	19,885	280,776
*	Option Care Health, Inc.	153,386	4,791,779
*	Oragenics, Inc.	1,256	2,889
*	OraSure Technologies, Inc.	147,112	1,084,215
*	Organogenesis Holdings, Inc.	10,217	33,716
	Organon & Co.	155,349	2,586,561
*	Orthofix Medical, Inc.	32,714	454,397
#*	OrthoPediatrics Corp.	36,752	959,962
#*	Outset Medical, Inc.	396	1,204
#*	Ovid therapeutics, Inc.	45,661	176,708
*	Owens & Minor, Inc.	184,066	3,627,941
#*	Pacific Biosciences of California, Inc.	222,892	1,451,027
*	Pacira BioSciences, Inc.	80,400	2,620,236
	Patterson Cos., Inc.	67,384	2,012,086
#*††	PDL BioPharma, Inc.	309,383	498,107
*	Pediatrix Medical Group, Inc.	108,674	1,017,189
*	Pennant Group, Inc.	57,609	864,711
*	Penumbra, Inc.	21,849	5,510,099
	Perrigo Co. PLC	277,922	8,915,738
#*	PetIQ, Inc.	48,590	873,162
	Pfizer, Inc.	2,695,760	73,001,181
*	PharmaCyte Biotech, Inc.	3,571	7,820
	Phibro Animal Health Corp., Class A	44,512	481,175
*	PMV Pharmaceuticals, Inc.	12,147	21,379
	Praxis Precision Medicines, Inc.	870	37,958
	Premier, Inc., Class A	207,797	4,492,571
*	Prestige Consumer Healthcare, Inc.	115,113	7,084,054
#*	Pro-Dex, Inc.	7,945	172,407
*	Progyny, Inc.	47,431	1,806,647
#*	Prothena Corp. PLC	36,992	1,050,203
	Psychemedics Corp.	5,773	18,474
#*	Pulmonx Corp.	2,638	35,033
*	Puma Biotechnology, Inc.	4,817	22,640
*	Quanterix Corp.	33,538	740,854
	Quest Diagnostics, Inc.	127,031	16,314,591
*	QuidelOrtho Corp.	5,808	397,906
*	R1 RCM, Inc.	28,255	289,331
*	RadNet, Inc.	87,018	3,217,055
#*	RAPT Therapeutics, Inc.	11,252	278,487
#*	Recursion Pharmaceuticals, Inc., Class A	20,896	196,631
*	Regeneron Pharmaceuticals, Inc.	51,702	48,743,612
*	REGENXBIO, Inc.	123,583	1,522,543
*	Relay Therapeutics, Inc.	147,126	1,360,916
#*	Repare Therapeutics, Inc.	3,182	20,810
*	Repligen Corp.	47,174	8,934,756
*	Replimune Group, Inc.	113,128	877,873
	ResMed, Inc.	80,564	15,323,273
	Revvity, Inc.	90,478	9,697,432
	Royalty Pharma PLC, Class A	115,043	3,266,071
*	Sage Therapeutics, Inc.	82,780	2,122,479
*	Sarepta Therapeutics, Inc.	58,943	7,013,628
#*	Scholar Rock Holding Corp.	11,368	158,584

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	scPharmaceuticals, Inc.	117	$573
	Select Medical Holdings Corp.	258,281	6,712,723
#*	Semler Scientific, Inc.	902	39,950
*	Sensus Healthcare, Inc.	4,535	14,739
#*	Shattuck Labs, Inc.	10,727	101,263
*	SI-BONE, Inc.	4,155	83,973
#	SIGA Technologies, Inc.	83,095	405,504
#*	Sight Sciences, Inc.	34,102	144,592
#	Simulations Plus, Inc.	14,431	546,935
*	Soleno Therapeutics, Inc.	6,313	292,608
*	Solid Biosciences, Inc.	9,317	64,194
#*	Sotera Health Co.	164,325	2,418,864
#*	STAAR Surgical Co.	30,022	840,916
#*	Standard BioTools, Inc.	28,613	64,952
	STERIS PLC	86,275	18,889,911
#*	Stoke Therapeutics, Inc.	14,578	70,558
	Stryker Corp.	133,711	44,857,366
*	Supernus Pharmaceuticals, Inc.	87,909	2,433,321
#*	Surgery Partners, Inc.	113,407	3,480,461
*	Surmodics, Inc.	24,348	857,293
#*	Sutro Biopharma, Inc.	84,745	367,793
*	Tactile Systems Technology, Inc.	43,941	666,585
*	Taro Pharmaceutical Industries Ltd.	58,126	2,502,324
#*	Tarsus Pharmaceuticals, Inc.	1,488	40,533
#*	Teladoc Health, Inc.	146,048	2,837,713
#	Teleflex, Inc.	36,897	8,959,699
*	Tenet Healthcare Corp.	162,661	13,458,571
#*	Terns Pharmaceuticals, Inc.	12,890	66,770
#*	TherapeuticsMD, Inc.	3,515	7,944
#*	Theravance Biopharma, Inc.	13,003	123,268
	Thermo Fisher Scientific, Inc.	171,737	92,562,808
#	Tourmaline Bio, Inc.	465	15,526
*	Twist Bioscience Corp.	81,127	2,628,515
	U.S. Physical Therapy, Inc.	23,444	2,162,943
*	UFP Technologies, Inc.	13,647	2,299,656
*	United Therapeutics Corp.	52,947	11,371,957
	UnitedHealth Group, Inc.	461,505	236,170,569
	Universal Health Services, Inc., Class B	130,642	20,747,256
	Utah Medical Products, Inc.	5,950	471,300
*	Vanda Pharmaceuticals, Inc.	86,848	312,653
#*	Varex Imaging Corp.	65,769	1,267,369
*	Veeva Systems, Inc., Class A	48,960	10,154,794
*	Veracyte, Inc.	71,693	1,793,759
*	Veradigm, Inc.	193,435	1,766,062
*	Vericel Corp.	34,242	1,471,721
*	Vertex Pharmaceuticals, Inc.	108,217	46,899,083
*	Verve Therapeutics, Inc.	17,625	190,703
	Viatris, Inc.	670,918	7,896,705
*	Voyager Therapeutics, Inc.	25,958	188,715
*	Waters Corp.	51,456	16,348,086
*	Werewolf Therapeutics, Inc.	12,374	57,292
	West Pharmaceutical Services, Inc.	51,177	19,090,556
*	XBiotech, Inc.	1,680	7,711
*	Xencor, Inc.	171,854	3,213,670
*	XOMA Corp.	803	16,036
#*	Y-mAbs Therapeutics, Inc.	1,312	16,780
#*	Zentalis Pharmaceuticals, Inc.	61,024	723,134
	Zimmer Biomet Holdings, Inc.	83,203	10,450,297
*	Zimvie, Inc.	34,284	599,284

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Zoetis, Inc.	257,028	$48,272,429
TOTAL HEALTH CARE			3,469,583,194
INDUSTRIALS — (13.0%)
#*	3D Systems Corp.	99,944	478,732
	3M Co.	371,133	35,016,399
	A O Smith Corp.	200,432	15,555,528
#	AAON, Inc.	122,728	8,610,596
*	AAR Corp.	88,516	5,383,543
	ABM Industries, Inc.	129,940	5,300,253
	ACCO Brands Corp.	245,023	1,489,740
	Acme United Corp.	4,368	209,140
	Acuity Brands, Inc.	59,931	14,273,167
*	ACV Auctions, Inc., Class A	101,237	1,313,044
	Advanced Drainage Systems, Inc.	119,804	15,624,838
	AECOM	151,570	13,366,958
*	AeroVironment, Inc.	39,958	4,820,533
*	AerSale Corp.	4,432	41,218
	AGCO Corp.	156,855	19,188,072
	Air Lease Corp.	231,697	9,687,252
#*	Air T, Inc.	3,463	57,520
#*	Air Transport Services Group, Inc.	136,465	2,113,843
	Alamo Group, Inc.	22,524	4,781,395
#*	Alaska Air Group, Inc.	131,785	4,721,857
	Albany International Corp., Class A	55,813	4,962,334
*	Alight, Inc., Class A	245,903	2,193,455
	Allegiant Travel Co.	19,008	1,490,227
	Allegion PLC	89,351	11,069,695
	Allient, Inc.	31,960	890,406
	Allison Transmission Holdings, Inc.	216,026	13,078,214
*	Alpha Pro Tech Ltd.	8,900	45,034
	Alta Equipment Group, Inc.	1,996	21,357
#*	Ameresco, Inc., Class A	54,488	1,113,190
#*	American Airlines Group, Inc.	124,911	1,777,484
#*	American Superconductor Corp.	32,521	357,731
*	American Woodmark Corp.	38,448	3,509,533
	AMETEK, Inc.	189,073	30,639,280
*	API Group Corp.	72,425	2,282,836
	Apogee Enterprises, Inc.	45,624	2,409,403
	Applied Industrial Technologies, Inc.	55,050	9,714,123
	ARC Document Solutions, Inc.	21,817	64,360
	ArcBest Corp.	52,615	6,268,025
	Arcosa, Inc.	102,152	7,996,459
	Argan, Inc.	35,110	1,556,426
#	Aris Water Solutions, Inc., Class A	7,749	67,416
#	Armstrong World Industries, Inc.	87,624	8,693,177
#*	Array Technologies, Inc.	139,709	1,849,747
*	Art's-Way Manufacturing Co., Inc.	2,230	4,571
*	ASGN, Inc.	89,668	8,322,984
	Astec Industries, Inc.	39,562	1,408,407
*	Astronics Corp.	31,564	533,747
*	Astronics Corp., Class B	10,587	179,132
#*	Asure Software, Inc.	18,562	164,088
#*	Atkore, Inc.	102,243	15,595,125
	Automatic Data Processing, Inc.	281,935	69,293,984
#*	Avalon Holdings Corp., Class A	6,700	14,606
#	Avis Budget Group, Inc.	64,765	10,602,678
*	Axon Enterprise, Inc.	28,514	7,101,697
*	AZEK Co., Inc.	107,684	4,152,295

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	AZZ, Inc.	45,952	$2,869,702
	Barnes Group, Inc.	72,834	2,411,534
	Barrett Business Services, Inc.	14,347	1,610,738
*	Beacon Roofing Supply, Inc.	134,385	11,139,173
	BGSF, Inc.	20,556	209,671
*	Blade Air Mobility, Inc.	5,536	16,497
*	Blue Bird Corp.	9,063	264,005
*	BlueLinx Holdings, Inc.	12,348	1,424,218
*	Boeing Co.	293,933	62,031,620
	Boise Cascade Co.	96,903	13,126,480
	Booz Allen Hamilton Holding Corp.	143,783	20,240,333
*	Bowman Consulting Group Ltd.	713	22,395
	Brady Corp., Class A	82,315	4,957,832
*	BrightView Holdings, Inc.	8,500	75,905
	Brink's Co.	62,803	5,076,995
	Broadridge Financial Solutions, Inc.	110,558	22,575,944
*	Broadwind, Inc.	37,600	87,984
*	Builders FirstSource, Inc.	332,611	57,784,509
	BWX Technologies, Inc.	127,681	10,403,448
#*	Byrna Technologies, Inc.	4,544	31,899
*	CACI International, Inc., Class A	45,785	15,737,678
	Cadeler AS, ADR	25,545	461,854
#	Cadre Holdings, Inc.	5,836	198,366
	Carlisle Cos., Inc.	74,637	23,455,424
	Carrier Global Corp.	679,019	37,149,129
	Caterpillar, Inc.	417,155	125,275,818
*	CBIZ, Inc.	101,190	6,441,755
*	CECO Environmental Corp.	72,221	1,396,032
	CH Robinson Worldwide, Inc.	151,396	12,730,890
	Chicago Rivet & Machine Co.	474	8,470
*	Cimpress PLC	24,450	1,839,129
	Cintas Corp.	59,947	36,242,158
	Civeo Corp.	21,428	475,702
#*	Clarivate PLC	340,784	3,046,609
*	Clean Harbors, Inc.	106,173	17,832,817
	Columbus McKinnon Corp.	64,669	2,526,618
	Comfort Systems USA, Inc.	74,689	16,242,617
*	Commercial Vehicle Group, Inc.	52,032	337,688
	CompX International, Inc.	5,126	123,639
	Concentrix Corp.	101,285	9,001,198
*	Concrete Pumping Holdings, Inc.	21,068	162,645
*	Conduent, Inc.	406,734	1,464,242
*	Construction Partners, Inc., Class A	74,775	3,402,262
	Copa Holdings SA, Class A	29,392	2,823,396
*	Copart, Inc.	399,168	19,176,031
*	Core & Main, Inc., Class A	44,274	1,828,959
#††	Costa Communications, Inc.	5,421	7,156
	Costamare, Inc.	278,959	2,987,651
	Covenant Logistics Group, Inc.	41,118	1,987,644
*»	CPI Aerostructures, Inc.	14,667	39,601
	CRA International, Inc.	15,631	1,676,268
	Crane Co.	96,286	11,950,055
#	CSG Systems International, Inc.	73,216	3,683,497
	CSW Industrials, Inc.	32,483	6,872,428
	CSX Corp.	1,409,800	50,329,860
	Cummins, Inc.	146,299	35,009,351
	Curtiss-Wright Corp.	73,832	16,432,788
*	Custom Truck One Source, Inc.	6,348	41,516
*	Daseke, Inc.	79,422	646,495

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Dayforce, Inc.	86,610	$6,021,127
	Deere & Co.	215,011	84,624,029
	Delta Air Lines, Inc.	510,755	19,990,951
	Deluxe Corp.	47,011	888,978
#*	Distribution Solutions Group, Inc.	35,573	1,135,490
*	DLH Holdings Corp.	17,566	275,786
*	DNOW, Inc.	150,671	1,520,270
	Donaldson Co., Inc.	236,572	15,280,185
	Douglas Dynamics, Inc.	48,640	1,223,296
	Dover Corp.	140,275	21,010,389
*	Driven Brands Holdings, Inc.	6,863	89,974
*	Ducommun, Inc.	27,413	1,352,832
	Dun & Bradstreet Holdings, Inc.	170,959	1,981,415
*	DXP Enterprises, Inc.	23,288	750,339
*	Dycom Industries, Inc.	76,819	8,580,682
#	Eagle Bulk Shipping, Inc.	16,444	906,558
#	Eastern Co.	10,629	261,367
	Eaton Corp. PLC	173,614	42,722,933
	EMCOR Group, Inc.	90,816	20,716,038
	Emerson Electric Co.	239,422	21,962,180
#	Encore Wire Corp.	46,521	10,490,485
*	Energy Recovery, Inc.	20,809	322,748
	Enerpac Tool Group Corp.	81,526	2,546,057
	EnerSys	88,446	8,452,784
	Ennis, Inc.	55,727	1,135,159
	Enpro, Inc.	42,864	6,403,024
*	Enviri Corp.	178,095	1,533,398
	Equifax, Inc.	63,541	15,525,608
	Esab Corp.	67,941	5,842,247
	ESCO Technologies, Inc.	42,104	4,289,134
	Espey Mfg. & Electronics Corp.	1,489	32,758
#	EVI Industries, Inc.	100	2,309
*	ExlService Holdings, Inc.	258,850	8,096,828
	Expeditors International of Washington, Inc.	210,911	26,644,387
	Exponent, Inc.	63,465	5,596,978
	Fastenal Co.	497,576	33,949,610
	Federal Signal Corp.	129,836	9,994,775
	FedEx Corp.	207,996	50,187,355
	Ferguson PLC	158,657	29,805,304
	First Advantage Corp.	11,240	183,999
	Flowserve Corp.	83,190	3,321,777
*	Fluor Corp.	119,351	4,500,726
*	Flux Power Holdings, Inc.	5,680	26,014
*	Forrester Research, Inc.	16,624	423,580
	Fortive Corp.	210,263	16,438,361
	Fortune Brands Innovations, Inc.	232,918	18,072,108
	Forward Air Corp.	46,562	2,064,093
*	Franklin Covey Co.	23,356	944,517
	Franklin Electric Co., Inc.	82,295	7,757,127
#*	FreightCar America, Inc.	4,172	11,890
	FTAI Infrastructure, Inc.	5,792	24,674
*	FTI Consulting, Inc.	64,333	12,326,846
*	Gates Industrial Corp. PLC	28,984	373,314
	GATX Corp.	71,539	8,774,258
#	Genco Shipping & Trading Ltd.	80,809	1,417,390
*	Gencor Industries, Inc.	20,109	313,700
*	Generac Holdings, Inc.	65,769	7,475,962
	General Dynamics Corp.	131,153	34,754,233
	General Electric Co.	350,629	46,430,292

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Genpact Ltd.	294,805	$10,583,499
*	Gibraltar Industries, Inc.	61,179	4,950,605
	Global Industrial Co.	70,832	3,012,485
*	GMS, Inc.	79,138	6,660,254
	Gorman-Rupp Co.	57,516	1,920,459
	Graco, Inc.	182,635	15,578,765
	GrafTech International Ltd.	232,306	308,967
*	Graham Corp.	24,344	473,734
	Granite Construction, Inc.	59,139	2,667,760
*	Great Lakes Dredge & Dock Corp.	228,135	1,742,951
#	Greenbrier Cos., Inc.	61,778	2,808,428
	Griffon Corp.	122,556	7,140,113
*	GXO Logistics, Inc.	192,197	10,451,673
	H&E Equipment Services, Inc.	100,092	5,383,949
#*	Hayward Holdings, Inc.	97,583	1,221,739
*	Healthcare Services Group, Inc.	65,424	617,603
#	Heartland Express, Inc.	86,137	1,115,474
	HEICO Corp.	28,816	5,175,065
	HEICO Corp., Class A	47,921	6,779,384
	Heidrick & Struggles International, Inc.	45,773	1,371,817
	Helios Technologies, Inc.	57,203	2,360,196
	Herc Holdings, Inc.	76,393	11,267,204
#*	Hertz Global Holdings, Inc.	336,141	2,806,777
	Hexcel Corp.	142,430	9,455,928
	Hillenbrand, Inc.	159,607	7,432,898
*	Hillman Solutions Corp.	61,369	539,434
	HireQuest, Inc.	1,513	20,123
*	HireRight Holdings Corp.	2,349	29,128
	HNI Corp.	78,740	3,206,293
	Honeywell International, Inc.	366,579	74,144,269
	Howmet Aerospace, Inc.	302,882	17,040,141
*	Hub Group, Inc., Class A	143,578	6,501,212
	Hubbell, Inc.	65,849	22,096,949
*	Hudson Global, Inc.	15,507	228,728
#*	Hudson Technologies, Inc.	73,781	935,543
	Huntington Ingalls Industries, Inc.	68,152	17,645,916
	Hurco Cos., Inc.	15,424	371,873
*	Huron Consulting Group, Inc.	49,576	5,132,603
	Hyster-Yale Materials Handling, Inc.	16,849	1,107,316
*	IBEX Holdings Ltd.	33,225	598,714
	ICF International, Inc.	35,088	4,878,636
	IDEX Corp.	54,755	11,580,682
*	IES Holdings, Inc.	11,798	966,964
	Illinois Tool Works, Inc.	209,372	54,625,155
	Ingersoll Rand, Inc.	335,208	26,769,711
#*	Innovative Solutions & Support, Inc.	12,502	101,766
	Insperity, Inc.	50,138	5,750,327
	Insteel Industries, Inc.	51,155	1,771,498
	Interface, Inc.	79,993	992,713
	ITT, Inc.	141,683	17,112,473
	Jacobs Solutions, Inc.	91,834	12,376,468
*	Janus International Group, Inc.	88,954	1,258,699
	JB Hunt Transport Services, Inc.	113,434	22,797,965
*	JELD-WEN Holding, Inc.	134,613	2,503,802
#*	JetBlue Airways Corp.	933,140	4,954,973
	John Bean Technologies Corp.	55,746	5,505,475
	Johnson Controls International PLC	408,912	21,545,573
	Kadant, Inc.	23,674	6,770,764
	Kaman Corp.	46,611	2,099,826

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Karat Packaging, Inc.	2,625	$63,315
	KBR, Inc.	259,174	13,505,557
	Kelly Services, Inc., Class A	99,461	2,043,924
#	Kennametal, Inc.	131,341	3,220,481
#	Kforce, Inc.	61,901	4,230,933
*	Kirby Corp.	96,181	7,565,597
	Knight-Swift Transportation Holdings, Inc.	278,609	15,986,584
	Korn Ferry	119,716	7,023,738
*	Kratos Defense & Security Solutions, Inc.	182,547	3,090,521
*	L B Foster Co., Class A	23,727	545,484
	L3Harris Technologies, Inc.	112,957	23,542,498
	Landstar System, Inc.	69,304	13,286,963
*	Legalzoom.com, Inc.	16,151	166,517
	Leidos Holdings, Inc.	147,262	16,268,033
	Lennox International, Inc.	38,309	16,402,381
*	Limbach Holdings, Inc.	23,954	1,030,022
	Lincoln Electric Holdings, Inc.	106,123	23,582,653
	Lindsay Corp.	18,341	2,386,348
#	LiqTech International, Inc.	2,156	7,007
*	Liquidity Services, Inc.	77,445	1,351,415
	Lockheed Martin Corp.	186,232	79,969,883
*	LS Starrett Co., Class A	90,794	1,216,640
	LSI Industries, Inc.	55,009	751,423
	Luxfer Holdings PLC	30,675	252,455
*	Manitex International, Inc.	31,987	239,263
*	Manitowoc Co., Inc.	77,144	1,242,018
	ManpowerGroup, Inc.	63,829	4,732,282
	Marten Transport Ltd.	176,079	3,257,461
	Masco Corp.	170,498	11,472,810
#*	Masonite International Corp.	50,520	4,650,366
*	MasTec, Inc.	151,521	9,950,384
*	Mastech Digital, Inc.	14,713	126,532
*	Masterbrand, Inc.	269,929	3,797,901
*	Matrix Service Co.	56,426	523,633
	Matson, Inc.	104,665	11,725,620
	Matthews International Corp., Class A	54,399	1,789,727
	Maximus, Inc.	117,123	9,501,018
*	Mayville Engineering Co., Inc.	28,383	360,180
	McGrath RentCorp	45,374	5,701,243
	MDU Resources Group, Inc.	358,328	6,990,979
*	Mercury Systems, Inc.	55,255	1,638,863
*	Middleby Corp.	87,998	12,413,878
	Miller Industries, Inc.	16,552	666,218
	MillerKnoll, Inc.	65,810	1,749,888
*	Mistras Group, Inc.	29,275	227,467
*	Montrose Environmental Group, Inc.	28,347	828,016
	Moog, Inc., Class A	60,150	8,408,970
*	MRC Global, Inc.	106,207	1,132,167
	MSA Safety, Inc.	50,384	8,314,872
	MSC Industrial Direct Co., Inc., Class A	86,189	8,505,131
	Mueller Industries, Inc.	278,128	13,350,144
	Mueller Water Products, Inc., Class A	288,030	3,948,891
*	MYR Group, Inc.	39,987	5,752,130
	National Presto Industries, Inc.	20,836	1,649,586
*	NEXTracker, Inc., Class A	151,668	6,866,010
	NL Industries, Inc.	259,054	1,360,033
#*	NN, Inc.	70,309	324,124
	Nordson Corp.	47,563	11,972,558
	Norfolk Southern Corp.	156,816	36,889,396

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Northrop Grumman Corp.	65,021	$29,048,782
*	Northwest Pipe Co.	20,413	619,943
*	NV5 Global, Inc.	26,030	2,730,287
	nVent Electric PLC	252,046	15,132,842
	Old Dominion Freight Line, Inc.	54,221	21,201,495
#	Omega Flex, Inc.	6,888	480,507
*	OPENLANE, Inc.	240,842	3,391,055
*	Orion Group Holdings, Inc.	69,591	393,885
	Oshkosh Corp.	114,146	12,567,475
	Otis Worldwide Corp.	270,834	23,952,559
	Owens Corning	190,278	28,832,825
	PACCAR, Inc.	419,228	42,086,299
*	PAM Transportation Services, Inc.	62,384	1,291,973
	Pangaea Logistics Solutions Ltd.	51,904	483,745
	Park Aerospace Corp.	30,437	448,946
	Parker-Hannifin Corp.	99,003	45,986,893
	Park-Ohio Holdings Corp.	28,070	694,452
*	Parsons Corp.	39,455	2,570,493
	Paychex, Inc.	207,898	25,307,424
	Paycom Software, Inc.	36,043	6,856,820
#*	Paycor HCM, Inc.	23,527	457,130
*	Paylocity Holding Corp.	38,027	6,023,857
	Pentair PLC	274,046	20,051,946
*	Performant Financial Corp.	16,216	45,729
*	Perma-Fix Environmental Services, Inc.	9,203	72,704
*	Perma-Pipe International Holdings, Inc.	8,588	68,962
*	Pioneer Power Solutions, Inc.	1,702	8,510
#*	Plug Power, Inc.	132,731	590,653
	Powell Industries, Inc.	42,698	5,060,994
	Preformed Line Products Co.	10,405	1,272,011
	Primoris Services Corp.	116,711	3,828,121
*	Proto Labs, Inc.	43,779	1,579,984
#*	Quad/Graphics, Inc.	42,338	231,165
	Quanex Building Products Corp.	72,949	2,277,468
	Quanta Services, Inc.	138,954	26,964,024
*	Quest Resource Holding Corp.	6,743	46,527
*	Radiant Logistics, Inc.	100,177	615,087
*	RBC Bearings, Inc.	30,704	8,245,252
*	RCM Technologies, Inc.	10,846	298,807
	Regal Rexnord Corp.	116,184	15,505,917
	Republic Services, Inc.	182,489	31,227,518
*	Resideo Technologies, Inc.	234,732	3,936,456
	Resources Connection, Inc.	73,368	987,533
	REV Group, Inc.	106,419	2,077,299
	Robert Half, Inc.	202,264	16,088,079
#*	Rocket Lab USA, Inc.	133,261	646,316
	Rockwell Automation, Inc.	89,876	22,763,793
	Rollins, Inc.	285,473	12,363,836
	RTX Corp.	782,005	71,256,296
	Rush Enterprises, Inc., Class A	155,463	6,981,843
#	Rush Enterprises, Inc., Class B	16,606	784,966
*	RXO, Inc.	216,962	4,512,810
	Ryder System, Inc.	133,997	15,218,039
*	Saia, Inc.	36,607	16,494,382
#	Schneider National, Inc., Class B	133,906	3,283,375
	Science Applications International Corp.	108,019	13,789,706
	Sensata Technologies Holding PLC	145,635	5,267,618
*	Servotronics, Inc.	389	5,038
#*	Shoals Technologies Group, Inc., Class A	117,040	1,541,417

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Shyft Group, Inc.	61,102	$661,735
*	SIFCO Industries, Inc.	3,251	10,013
	Simpson Manufacturing Co., Inc.	77,914	14,101,655
*	SiteOne Landscape Supply, Inc.	61,370	9,484,733
*	SkyWest, Inc.	112,066	5,968,635
	Snap-on, Inc.	60,102	17,425,373
	Southwest Airlines Co.	433,136	12,946,435
*	SP Plus Corp.	23,995	1,241,261
#	Spirit Airlines, Inc.	181,346	1,140,666
*	SPX Technologies, Inc.	80,175	8,068,812
	SS&C Technologies Holdings, Inc.	227,027	13,853,188
	Standex International Corp.	21,923	3,237,150
	Stanley Black & Decker, Inc.	110,571	10,316,274
	Steelcase, Inc., Class A	106,460	1,349,913
*	Stericycle, Inc.	94,244	4,523,712
#*	Sterling Check Corp.	13,081	178,425
*	Sterling Infrastructure, Inc.	62,906	4,724,241
*	Stratasys Ltd.	142,361	1,882,012
*	Sun Country Airlines Holdings, Inc.	35,613	484,693
#*	Sunrun, Inc.	191,240	2,769,155
#*	Symbotic, Inc.	5,013	215,709
#*	TaskUS, Inc., Class A	28,992	360,660
*	Taylor Devices, Inc.	2,610	80,388
	TechPrecision Corp.	1,626	6,179
#	Tecnoglass, Inc.	63,344	2,914,457
	Tennant Co.	38,252	3,615,579
	Terex Corp.	124,301	7,635,810
	Tetra Tech, Inc.	78,447	12,408,746
	Textron, Inc.	189,605	16,061,440
*	Thermon Group Holdings, Inc.	70,470	2,310,007
	Timken Co.	149,716	12,263,238
*	Titan International, Inc.	184,331	2,720,726
*	Titan Machinery, Inc.	49,817	1,331,608
	Toro Co.	147,945	13,681,954
	Trane Technologies PLC	148,952	37,543,352
*	Transcat, Inc.	14,702	1,617,808
	TransDigm Group, Inc.	26,395	28,841,289
	TransUnion	154,848	10,713,933
*	Trex Co., Inc.	133,578	10,883,935
*	TriNet Group, Inc.	59,805	6,799,828
	Trinity Industries, Inc.	228,697	5,749,443
*	Triumph Group, Inc.	83,369	1,350,578
*	TrueBlue, Inc.	64,184	884,456
	TTEC Holdings, Inc.	71,199	1,451,036
*	Tutor Perini Corp.	62,222	557,509
	Twin Disc, Inc.	18,495	282,789
*	Uber Technologies, Inc.	416,151	27,162,176
	UFP Industries, Inc.	110,846	12,575,479
#*	U-Haul Holding Co.	31,120	2,062,011
	U-Haul Holding Co.	300,336	19,182,460
*	Ultralife Corp.	50,332	355,847
	UniFirst Corp.	27,557	4,668,707
	Union Pacific Corp.	454,379	110,836,669
*	United Airlines Holdings, Inc.	430,218	17,802,421
	United Parcel Service, Inc., Class B	516,774	73,330,231
	United Rentals, Inc.	128,484	80,353,894
#	Universal Logistics Holdings, Inc.	64,781	1,977,116
*	Upwork, Inc.	79,274	1,086,847
*	V2X, Inc.	10,110	393,178

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Valmont Industries, Inc.	37,586	$8,483,536
	Veralto Corp.	83,202	6,380,761
	Verisk Analytics, Inc.	130,342	31,481,503
*	Verra Mobility Corp.	183,715	4,392,626
	Vertiv Holdings Co., Class A	140,784	7,930,363
	Vestis Corp.	163,638	3,501,853
*	Viad Corp.	22,770	752,776
*	Vicor Corp.	27,067	1,019,614
	Virco Mfg. Corp.	14,468	173,327
#*	VirTra, Inc.	2,827	28,977
	VSE Corp.	25,644	1,592,749
#	Wabash National Corp.	122,753	3,105,651
	Waste Management, Inc.	314,321	58,347,407
#	Watsco, Inc.	43,329	16,940,772
#»	Watsco, Inc., Class B	2,268	890,462
	Watts Water Technologies, Inc., Class A	47,397	9,385,080
	Werner Enterprises, Inc.	154,083	6,093,983
	WESCO International, Inc.	92,902	16,120,355
	Westinghouse Air Brake Technologies Corp.	165,917	21,829,700
*	Wilhelmina International, Inc.	584	2,587
*	Willdan Group, Inc.	18,914	362,014
#*	Willis Lease Finance Corp.	4,420	216,624
*	WillScot Mobile Mini Holdings Corp.	418,008	19,771,778
	Woodward, Inc.	100,229	13,808,549
	WW Grainger, Inc.	50,698	45,407,157
*	Xometry, Inc., Class A	6,343	204,118
*	XPO, Inc.	217,562	18,588,497
	Xylem, Inc.	153,784	17,291,473
#	Zurn Elkay Water Solutions Corp.	18,181	539,067
TOTAL INDUSTRIALS			4,183,074,171
INFORMATION TECHNOLOGY — (23.8%)
#*	8x8, Inc.	5,952	19,999
#*	908 Devices, Inc.	5,826	41,248
#	A10 Networks, Inc.	82,453	1,102,397
	Accenture PLC, Class A	397,785	144,746,006
*	ACI Worldwide, Inc.	210,968	6,343,808
#	Adeia, Inc.	152,022	1,845,547
*	Adobe, Inc.	257,391	159,011,012
	Advanced Energy Industries, Inc.	59,592	6,208,295
*	Advanced Micro Devices, Inc.	591,901	99,255,879
#*	Aehr Test Systems	3,082	45,768
*	Agilysys, Inc.	18,444	1,543,947
#*	Airgain, Inc.	10,681	44,326
*	Akamai Technologies, Inc.	148,639	18,316,784
#*	Alarm.com Holdings, Inc.	53,926	3,279,779
*	Alkami Technology, Inc.	3,250	80,015
*	Allegro MicroSystems, Inc.	86,453	2,242,591
*	Alpha & Omega Semiconductor Ltd.	72,667	1,864,635
*	Altair Engineering, Inc., Class A	500	42,510
*	Ambarella, Inc.	48,848	2,567,451
	Amdocs Ltd.	166,462	15,261,236
	American Software, Inc., Class A	43,704	495,166
	Amkor Technology, Inc.	540,454	17,110,774
	Amphenol Corp., Class A	356,605	36,052,765
*	Amtech Systems, Inc.	26,598	108,520
	Analog Devices, Inc.	219,172	42,159,926
	Apple, Inc.	7,935,527	1,463,311,179
	Applied Materials, Inc.	568,804	93,454,497

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	AppLovin Corp., Class A	96,950	$3,987,553
*	Arista Networks, Inc.	91,042	23,550,745
*	Arrow Electronics, Inc.	125,007	13,894,528
*	Aspen Technology, Inc.	39,603	7,603,380
*	AstroNova, Inc.	10,455	184,322
*	Atlassian Corp., Class A	25,965	6,485,278
#*	Aurora Innovation, Inc.	188,782	564,458
*	Autodesk, Inc.	118,624	30,107,957
#*	AvePoint, Inc.	9,212	70,932
*	Aviat Networks, Inc.	44,312	1,321,827
	Avnet, Inc.	178,741	8,096,967
#*	Aware, Inc.	26,185	40,587
*	Axcelis Technologies, Inc.	62,487	8,126,434
*	AXT, Inc.	103,458	254,507
#*	Backblaze, Inc., Class A	2,666	21,861
	Badger Meter, Inc.	49,152	7,077,396
	Bel Fuse, Inc., Class A	1,700	120,921
	Bel Fuse, Inc., Class B	23,581	1,576,626
	Belden, Inc.	71,701	5,318,780
	Benchmark Electronics, Inc.	63,441	1,720,520
#	Bentley Systems, Inc., Class B	82,850	4,175,640
#*	Bill Holdings, Inc.	86,636	6,761,940
*	BK Technologies Corp.	1,353	16,101
*	Blackbaud, Inc.	64,279	5,201,457
*	BlackLine, Inc.	5,906	346,564
*	Box, Inc., Class A	117,005	3,039,790
#*	Brightcove, Inc.	67,166	153,810
	Broadcom, Inc.	324,697	383,142,460
*	Cadence Design Systems, Inc.	112,732	32,518,673
*	Calix, Inc.	108,383	3,596,148
*	Cambium Networks Corp.	18,700	79,475
*	CCC Intelligent Solutions Holdings, Inc.	108,861	1,196,382
	CDW Corp.	121,804	27,615,403
*	Cerence, Inc.	55,575	1,112,611
*	CEVA, Inc.	54,057	1,037,894
*	Ciena Corp.	267,152	14,159,056
*	Cirrus Logic, Inc.	91,803	7,087,192
	Cisco Systems, Inc.	2,518,417	126,374,165
#*	Cleanspark, Inc.	295,371	2,377,737
#*	Clearfield, Inc.	7,184	180,965
	Climb Global Solutions, Inc.	4,700	259,534
*	Cloudflare, Inc., Class A	48,002	3,794,558
#*	Coda Octopus Group, Inc.	10,231	54,020
	Cognex Corp.	124,354	4,494,154
	Cognizant Technology Solutions Corp., Class A	360,809	27,825,590
*	Cognyte Software Ltd.	69,902	494,906
*	Coherent Corp.	106,050	5,041,617
*	Cohu, Inc.	91,614	2,918,822
	Comtech Telecommunications Corp.	58,301	369,045
*	Confluent, Inc., Class A	1,400	31,304
*	Consensus Cloud Solutions, Inc.	31,704	689,245
#*	CoreCard Corp.	605	7,320
	Corning, Inc.	481,047	15,629,217
*	Corsair Gaming, Inc.	80,541	1,025,287
#*	CPI Card Group, Inc.	1,323	24,145
*	CPS Technologies Corp.	2,406	5,750
	Crane NXT Co.	100,600	5,862,968
*	Credo Technology Group Holding Ltd.	107,108	2,196,785
*	Crowdstrike Holdings, Inc., Class A	17,999	5,264,707

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CS Disco, Inc.	1,981	$16,205
	CSP, Inc.	3,339	79,802
	CTS Corp.	62,834	2,579,964
*	CVD Equipment Corp.	2,900	14,413
*	Daktronics, Inc.	106,861	810,006
*	Data I/O Corp.	13,075	42,624
*	Datadog, Inc., Class A	49,790	6,195,868
#*	Dave, Inc.	1,221	21,136
	Dell Technologies, Inc., Class C	155,755	12,908,974
#	Diebold Nixdorf, Inc.	4,630	140,752
#*	Digi International, Inc.	55,150	1,340,696
#*»	Digital Turbine, Inc.	133,780	721,074
#*	DigitalOcean Holdings, Inc.	44,280	1,493,122
*	Diodes, Inc.	95,808	6,449,795
*	DocuSign, Inc.	100,018	6,093,097
	Dolby Laboratories, Inc., Class A	97,283	8,092,000
*	DoubleVerify Holdings, Inc.	123,847	4,955,118
*	Dropbox, Inc., Class A	169,039	5,355,156
*	DXC Technology Co.	244,655	5,333,479
*	Dynatrace, Inc.	104,069	5,931,933
*	DZS, Inc.	26,335	41,083
#*	E2open Parent Holdings, Inc.	169,226	636,290
*	Eastman Kodak Co.	18,393	63,456
#	Ebix, Inc.	26,804	56,556
*	eGain Corp.	35,687	267,652
*	Elastic NV	12,221	1,430,590
#*	Electro-Sensors, Inc.	2,348	9,791
#*	Enfusion, Inc., Class A	6,344	50,118
*	Enphase Energy, Inc.	63,767	6,640,058
#	Entegris, Inc.	90,903	10,699,283
#*	Envestnet, Inc.	65,965	3,370,811
*	EPAM Systems, Inc.	34,840	9,689,352
*	ePlus, Inc.	62,070	4,688,768
*	Everbridge, Inc.	5,661	126,580
*	EverCommerce, Inc.	2,920	28,441
#*	Everspin Technologies, Inc.	2,982	25,466
*	Extreme Networks, Inc.	70,683	954,927
*	F5, Inc.	74,849	13,749,761
*	Fabrinet	66,013	14,094,436
*	Fair Isaac Corp.	15,132	18,140,696
#*	FARO Technologies, Inc.	29,693	672,250
*	Fastly, Inc., Class A	170,237	3,425,168
*	First Solar, Inc.	118,308	17,308,460
*	Flex Ltd.	870,735	20,671,249
*	FormFactor, Inc.	131,285	5,089,919
*	Fortinet, Inc.	409,667	26,419,425
*	Franklin Wireless Corp.	2,438	6,948
#*	Frequency Electronics, Inc.	25,787	263,543
*	Freshworks, Inc., Class A	45,777	1,016,249
*	Gartner, Inc.	60,561	27,703,024
	Gen Digital, Inc.	451,910	10,610,847
#*	Genasys, Inc.	46,576	73,124
*	Gitlab, Inc., Class A	59,872	4,257,498
#*	GLOBALFOUNDRIES, Inc.	24,977	1,373,235
#*	Globant SA	44,712	10,543,537
*	GoDaddy, Inc., Class A	107,562	11,472,563
*	Grid Dynamics Holdings, Inc.	57,407	749,161
*	GSI Technology, Inc.	38,386	76,004
*	Guidewire Software, Inc.	57,716	6,445,723

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Hackett Group, Inc.	60,823	$1,406,228
#*	Harmonic, Inc.	189,187	2,213,488
#*	HashiCorp, Inc., Class A	93,359	2,040,828
	Hewlett Packard Enterprise Co.	1,228,466	18,783,245
	HP, Inc.	735,637	21,120,138
*	HubSpot, Inc.	12,544	7,664,384
*	Ichor Holdings Ltd.	55,203	1,998,349
#*	Identiv, Inc.	21,759	170,155
#	Immersion Corp.	41,595	284,094
#*	Infinera Corp.	111,385	550,242
*	Informatica, Inc., Class A	24,655	739,650
	Information Services Group, Inc.	81,465	360,075
#*	Insight Enterprises, Inc.	75,946	14,030,264
#*	Instructure Holdings, Inc.	3,300	81,279
*	Intapp, Inc.	9,483	408,528
	Intel Corp.	2,571,581	110,783,709
#	InterDigital, Inc.	52,335	5,497,792
	International Business Machines Corp.	582,556	106,992,235
*	inTEST Corp.	19,860	236,930
#*	Intevac, Inc.	48,372	199,776
	Intuit, Inc.	100,847	63,667,737
#*	IonQ, Inc.	134,080	1,377,002
*	IPG Photonics Corp.	73,603	7,204,998
*	Issuer Direct Corp.	3,424	51,874
*	Iteris, Inc.	49,178	237,038
*	Itron, Inc.	88,154	6,359,430
	Jabil, Inc.	388,659	48,695,086
#*	Jamf Holding Corp.	64,407	1,194,106
*	JFrog Ltd.	127,879	4,159,904
	Juniper Networks, Inc.	186,924	6,908,711
*	Key Tronic Corp.	11,279	48,049
*	Keysight Technologies, Inc.	145,115	22,240,325
*	Kimball Electronics, Inc.	52,453	1,247,332
	KLA Corp.	95,365	56,650,625
*	Knowles Corp.	304,436	4,965,351
#	Kulicke & Soffa Industries, Inc.	134,547	6,770,405
*	KVH Industries, Inc.	34,704	169,008
*	Kyndryl Holdings, Inc.	292,330	5,998,612
	Lam Research Corp.	115,644	95,425,959
*	Lantronix, Inc.	29,149	177,226
#*	Lattice Semiconductor Corp.	121,248	7,379,153
*	LGL Group, Inc.	1,687	10,628
	Littelfuse, Inc.	39,760	9,617,944
*	LiveRamp Holdings, Inc.	140,029	5,528,345
*	Lumentum Holdings, Inc.	100,305	5,510,757
#*	Luna Innovations, Inc.	63,841	457,740
*	MACOM Technology Solutions Holdings, Inc.	96,470	8,318,608
*	Magnachip Semiconductor Corp.	72,775	475,221
*	Manhattan Associates, Inc.	47,919	11,623,233
	Marvell Technology, Inc.	341,720	23,134,444
*	Matterport, Inc.	409,004	920,259
*	MaxLinear, Inc.	89,595	1,865,368
#*	MeridianLink, Inc.	2,305	52,439
	Methode Electronics, Inc.	108,247	2,247,208
	Microchip Technology, Inc.	384,022	32,710,994
	Micron Technology, Inc.	884,719	75,864,654
	Microsoft Corp.	4,059,405	1,613,938,240
#*	Mirion Technologies, Inc.	22,409	211,765
#*	Mitek Systems, Inc.	73,324	923,882

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	MKS Instruments, Inc.	5,950	$633,377
*	Model N, Inc.	32,796	883,852
#*	MongoDB, Inc.	19,934	7,983,966
	Monolithic Power Systems, Inc.	20,718	12,487,153
	Motorola Solutions, Inc.	98,334	31,417,713
#*	M-Tron Industries, Inc.	843	25,652
*	N-able, Inc.	72,084	935,650
#	Napco Security Technologies, Inc.	57,520	1,998,820
#*	Navitas Semiconductor Corp.	106,612	610,887
#*	nCino, Inc.	56,056	1,764,643
*	NCR Voyix Corp.	222,062	3,264,311
	NetApp, Inc.	197,406	17,213,803
*	NETGEAR, Inc.	69,474	986,531
*	NetScout Systems, Inc.	84,445	1,816,412
#*	NetSol Technologies, Inc.	15,653	32,402
	Network-1 Technologies, Inc.	28,392	61,611
*	nLight, Inc.	97,016	1,259,268
#*	Nortech Systems, Inc.	1,100	11,297
#*	Novanta, Inc.	46,196	7,139,592
*	Nutanix, Inc., Class A	24,462	1,374,764
#	NVE Corp.	5,648	451,784
	NVIDIA Corp.	1,332,344	819,751,293
	NXP Semiconductors NV	109,609	23,080,367
*	Okta, Inc.	117,692	9,727,244
*	Olo, Inc., Class A	180,061	930,915
*	ON Semiconductor Corp.	485,327	34,521,310
	ON24, Inc.	82,054	627,713
*	OneSpan, Inc.	56,471	579,392
*	Onto Innovation, Inc.	87,794	14,178,731
*	Optical Cable Corp.	3,696	9,868
	Oracle Corp.	840,214	93,851,904
*	OSI Systems, Inc.	36,800	4,711,504
*	Palantir Technologies, Inc., Class A	556,445	8,953,200
#*	Palo Alto Networks, Inc.	88,194	29,854,551
#*	PAR Technology Corp.	20,616	938,853
	PC Connection, Inc.	56,955	3,674,167
*	PDF Solutions, Inc.	64,721	2,019,295
*	Perficient, Inc.	54,576	3,718,263
*	Photronics, Inc.	363,549	10,622,902
*	Plexus Corp.	53,671	5,083,717
#	Power Integrations, Inc.	66,474	4,982,891
#*	Powerfleet, Inc. NJ	31,646	101,267
#*	PowerSchool Holdings, Inc., Class A	57,517	1,353,950
*	Procore Technologies, Inc.	49,323	3,521,169
	Progress Software Corp.	96,220	5,466,258
*	PTC, Inc.	83,954	15,166,290
#*	Pure Storage, Inc., Class A	223,936	8,955,201
*	Q2 Holdings, Inc.	44,550	1,895,602
*	Qorvo, Inc.	160,244	15,982,737
	QUALCOMM, Inc.	801,076	118,967,797
*	Qualys, Inc.	50,301	9,515,440
#*	QuickLogic Corp.	2,500	28,425
*	Rambus, Inc.	126,395	8,661,849
*	Red Violet, Inc.	3,537	66,071
*	RF Industries Ltd.	9,040	27,843
#*	Ribbon Communications, Inc.	321,283	976,700
#	Richardson Electronics Ltd.	21,406	210,635
#*	Rimini Street, Inc.	179,555	588,940
*	Riot Platforms, Inc.	156,190	1,702,471

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Rogers Corp.	32,594	$3,757,110
	Roper Technologies, Inc.	41,731	22,409,547
*	Salesforce, Inc.	276,131	77,617,663
*	Samsara, Inc., Class A	38,194	1,199,292
*	Sanmina Corp.	143,556	8,587,520
	Sapiens International Corp. NV	32,818	895,931
*	ScanSource, Inc.	48,851	1,917,890
	Seagate Technology Holdings PLC	183,447	15,717,739
*	SecureWorks Corp., Class A	19,292	132,922
*	SEMrush Holdings, Inc., Class A	3,929	45,341
*	SentinelOne, Inc., Class A	234,700	6,289,960
*	ServiceNow, Inc.	36,022	27,571,239
*	SigmaTron International, Inc.	3,900	12,402
#*	Silicon Laboratories, Inc.	48,623	5,998,133
*	SiTime Corp.	13,197	1,406,404
	Skyworks Solutions, Inc.	169,288	17,683,824
*	SMART Global Holdings, Inc.	103,326	2,030,356
#*	SmartRent, Inc.	74,517	219,825
*	Snowflake, Inc., Class A	34,262	6,703,018
#*	SolarEdge Technologies, Inc.	24,862	1,653,323
*	SolarWinds Corp.	191,308	2,261,261
#*	Sono-Tek Corp.	1,447	8,002
*	SoundThinking, Inc.	16,836	347,495
*	Sprinklr, Inc., Class A	67,049	836,772
*	SPS Commerce, Inc.	34,252	6,295,518
*	Super Micro Computer, Inc.	68,977	36,530,909
*	Synaptics, Inc.	55,016	5,876,259
*	Synopsys, Inc.	55,277	29,481,988
	Taitron Components, Inc., Class A	500	1,585
	TD SYNNEX Corp.	106,671	10,664,967
	TE Connectivity Ltd.	181,858	25,858,389
*	Teledyne Technologies, Inc.	34,169	14,298,701
#*	Telos Corp.	39,830	160,913
*	Teradata Corp.	123,982	5,725,489
	Teradyne, Inc.	146,614	14,161,446
	Texas Instruments, Inc.	748,830	119,902,660
*	TransAct Technologies, Inc.	8,492	65,049
*	Trimble, Inc.	199,370	10,139,958
*	Trio-Tech International	1,525	7,640
*	TSR, Inc.	210	1,842
*	TTM Technologies, Inc.	219,495	3,053,175
*	Turtle Beach Corp.	30,700	349,059
*	Twilio, Inc., Class A	96,495	6,786,493
*	Tyler Technologies, Inc.	21,500	9,089,125
*	UiPath, Inc., Class A	413,675	9,506,251
*	Ultra Clean Holdings, Inc.	101,643	3,882,763
*	Unisys Corp.	90,122	607,422
#*	Unity Software, Inc.	269,787	8,741,099
	Universal Display Corp.	49,554	8,412,783
*	Upland Software, Inc.	26,000	107,900
*	Varonis Systems, Inc.	42,246	1,896,000
#*	Veeco Instruments, Inc.	118,322	3,772,105
*	Verint Systems, Inc.	117,626	3,492,316
*	VeriSign, Inc.	77,009	15,315,550
*	Vertex, Inc., Class A	6,367	154,463
*	Viant Technology, Inc., Class A	2,954	25,316
#*	Viasat, Inc.	70,014	1,556,411
*	Viavi Solutions, Inc.	184,581	1,814,431
	Vishay Intertechnology, Inc.	247,054	5,368,483

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Vishay Precision Group, Inc.	24,999	$796,968
	Vontier Corp.	198,935	6,881,162
*	Western Digital Corp.	194,388	11,128,713
*	WidePoint Corp.	4,900	15,827
*	Workday, Inc., Class A	42,783	12,452,848
#	Xerox Holdings Corp.	213,418	3,939,696
*	Xperi, Inc.	72,864	778,188
*	Yext, Inc.	39,575	234,680
*	Zebra Technologies Corp., Class A	47,732	11,434,201
*	Zoom Video Communications, Inc., Class A	93,201	6,021,717
*	Zscaler, Inc.	33,761	7,956,455
TOTAL INFORMATION TECHNOLOGY			7,651,670,476
MATERIALS — (3.7%)
*	Advanced Emissions Solutions, Inc.	36,349	122,133
	AdvanSix, Inc.	52,192	1,324,633
	Air Products & Chemicals, Inc.	96,372	24,643,284
#	Albemarle Corp.	100,936	11,581,397
	Alcoa Corp.	155,413	4,623,537
#	Alpha Metallurgical Resources, Inc.	21,590	8,619,592
*	Alto Ingredients, Inc.	166,061	305,552
	Amcor PLC	842,570	7,945,435
*	American Biltrite, Inc.	17	1,632
	American Vanguard Corp.	67,547	737,613
#*	Ampco-Pittsburgh Corp.	159,616	403,828
	AptarGroup, Inc.	104,911	13,625,841
#	Arcadium Lithium PLC	727,956	3,559,705
	Arch Resources, Inc.	42,026	7,436,921
#	Ardagh Metal Packaging SA	51,678	190,692
*	Ascent Industries Co.	19,475	194,945
	Ashland, Inc.	95,982	8,985,835
#*	Aspen Aerogels, Inc.	71,944	807,931
*	ATI, Inc.	185,772	7,592,502
	Avery Dennison Corp.	90,910	18,131,999
	Avient Corp.	118,124	4,277,270
*	Axalta Coating Systems Ltd.	275,743	8,939,588
	Balchem Corp.	51,361	7,198,758
	Ball Corp.	236,390	13,107,825
	Berry Global Group, Inc.	303,278	19,852,578
#	Cabot Corp.	127,931	9,223,825
	Caledonia Mining Corp. PLC	1,100	11,781
	Carpenter Technology Corp.	93,889	5,782,623
#	Celanese Corp.	110,566	16,174,700
#*	Century Aluminum Co.	81,461	908,290
	CF Industries Holdings, Inc.	305,398	23,060,603
	Chemours Co.	232,066	7,001,431
*	Clearwater Paper Corp.	257,009	8,473,587
*	Cleveland-Cliffs, Inc.	339,464	6,806,253
*	Coeur Mining, Inc.	822,848	2,213,461
	Commercial Metals Co.	264,148	13,793,809
	Compass Minerals International, Inc.	74,470	1,674,830
*	Core Molding Technologies, Inc.	12,521	216,613
	Corteva, Inc.	502,230	22,841,420
	Crown Holdings, Inc.	188,037	16,641,274
*	Dakota Gold Corp.	13,146	27,607
	Dow, Inc.	744,363	39,897,857
	DuPont de Nemours, Inc.	214,257	13,241,083
	Eagle Materials, Inc.	68,709	15,547,473
	Eastman Chemical Co.	136,381	11,394,633

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Ecolab, Inc.	113,210	$22,440,486
*	Ecovyst, Inc.	169,821	1,572,542
	Element Solutions, Inc.	230,253	5,118,524
#*	Ferroglobe PLC	151,743	767,820
#	Flexible Solutions International, Inc.	4,491	8,398
#	Flotek Industries, Inc.	47,023	144,831
	FMC Corp.	114,822	6,452,996
	Fortitude Gold Corp.	38,385	224,360
	Freeport-McMoRan, Inc.	898,463	35,659,996
	Friedman Industries, Inc.	8,323	138,994
#*	Gatos Silver, Inc.	24,781	151,660
#*	Glatfelter Corp.	84,685	122,793
	Graphic Packaging Holding Co.	699,317	17,839,577
	Greif, Inc., Class A	67,099	4,201,068
	Greif, Inc., Class B	23,807	1,492,699
	Hawkins, Inc.	47,316	3,149,826
	Haynes International, Inc.	28,660	1,595,502
	HB Fuller Co.	108,121	8,192,328
	Hecla Mining Co.	537,410	2,047,532
	Huntsman Corp.	416,582	10,222,922
*	Idaho Strategic Resources, Inc.	58	361
*	Ingevity Corp.	57,995	2,526,262
	Innospec, Inc.	44,386	5,153,658
	International Flavors & Fragrances, Inc.	127,583	10,293,396
	International Paper Co.	246,517	8,832,704
#*	Intrepid Potash, Inc.	26,041	479,154
	Kaiser Aluminum Corp.	21,199	1,375,815
*	Knife River Corp.	88,815	5,816,494
	Koppers Holdings, Inc.	49,019	2,506,832
#	Kronos Worldwide, Inc.	80,436	748,859
	Linde PLC	225,284	91,201,722
	Louisiana-Pacific Corp.	172,921	11,507,893
*	LSB Industries, Inc.	232,203	1,727,590
	LyondellBasell Industries NV, Class A	379,551	35,723,340
	Martin Marietta Materials, Inc.	55,426	28,179,687
	Materion Corp.	38,242	4,473,167
	Mativ Holdings, Inc.	194,173	2,335,901
	Mercer International, Inc.	135,898	1,149,697
	Minerals Technologies, Inc.	45,122	2,948,723
	Mosaic Co.	189,379	5,815,829
#*	MP Materials Corp.	131,758	2,083,094
	Myers Industries, Inc.	74,264	1,392,450
	NewMarket Corp.	19,207	10,713,857
	Newmont Corp.	554,706	19,142,904
	Nexa Resources SA	7,300	53,363
	Northern Technologies International Corp.	15,000	194,100
	Nucor Corp.	424,160	79,288,229
*	O-I Glass, Inc.	175,703	2,558,236
	Olin Corp.	343,766	17,899,896
#	Olympic Steel, Inc.	42,024	2,839,982
	Orion SA	40,749	912,778
	Packaging Corp. of America	145,652	24,160,754
	Pactiv Evergreen, Inc.	1,543	22,528
*	Perimeter Solutions SA	47,389	224,624
#*	Piedmont Lithium, Inc.	17,900	273,512
	PPG Industries, Inc.	183,526	25,884,507
	Quaker Chemical Corp.	8,007	1,520,850
	Ramaco Resources, Inc., Class A	21,547	406,807
	Ramaco Resources, Inc., Class B	459	5,793

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Ranpak Holdings Corp.	23,620	$97,314
*	Rayonier Advanced Materials, Inc.	165,188	716,916
	Reliance Steel & Aluminum Co.	86,198	24,602,633
#††	Resolute Forest Products, Inc.	163,412	43,517
	Royal Gold, Inc.	91,793	10,500,201
	RPM International, Inc.	154,445	16,473,104
	Ryerson Holding Corp.	93,995	3,225,908
	Schnitzer Steel Industries, Inc., Class A	51,696	1,361,156
	Sealed Air Corp.	161,535	5,581,034
	Sensient Technologies Corp.	51,035	3,165,701
	Sherwin-Williams Co.	164,408	50,042,507
	Silgan Holdings, Inc.	267,067	12,269,058
*	Smith-Midland Corp.	340	13,211
	Sonoco Products Co.	194,662	11,076,268
#	Southern Copper Corp.	58,239	4,781,422
	Steel Dynamics, Inc.	383,695	46,308,150
	Stepan Co.	39,998	3,570,621
*	Summit Materials, Inc., Class A	258,449	9,350,685
	SunCoke Energy, Inc.	175,258	1,796,394
	Sylvamo Corp.	58,507	2,716,480
*	TimkenSteel Corp.	139,370	2,864,053
	Tredegar Corp.	81,337	384,724
	TriMas Corp.	73,993	1,826,147
	Trinseo PLC	36,373	219,329
#	Tronox Holdings PLC	266,107	3,669,616
*	U.S. Gold Corp.	2,698	9,983
	U.S. Lime & Minerals, Inc.	9,889	2,557,988
	U.S. Steel Corp.	295,111	13,876,119
*	Universal Stainless & Alloy Products, Inc.	16,325	309,522
	Vulcan Materials Co.	117,856	26,636,635
	Warrior Met Coal, Inc.	117,737	7,555,183
	Westlake Corp.	75,931	10,505,054
*	Worthington Steel, Inc.	90,166	2,700,472
TOTAL MATERIALS			1,203,871,486
REAL ESTATE — (0.3%)
*	AMREP Corp.	6,773	138,034
*	Anywhere Real Estate, Inc.	193,382	1,376,880
*	CBRE Group, Inc., Class A	302,427	26,102,474
*	CKX Lands, Inc.	743	9,837
*	Compass, Inc., Class A	42,530	146,303
*	Comstock Holding Cos., Inc.	2,585	12,356
*	CoStar Group, Inc.	178,350	14,888,658
*	Cushman & Wakefield PLC	344,124	3,620,185
#	DigitalBridge Group, Inc.	53,484	1,050,426
	Douglas Elliman, Inc.	160,912	347,570
*	Fathom Holdings, Inc.	6,457	15,497
*	Five Point Holdings LLC, Class A	66,308	231,415
*	Forestar Group, Inc.	24,578	768,308
*	FRP Holdings, Inc.	16,979	986,480
*	Howard Hughes Holdings, Inc.	82,035	6,569,363
*	Jones Lang LaSalle, Inc.	74,770	13,238,776
*»	JW Mays, Inc.	900	39,042
#	Kennedy-Wilson Holdings, Inc.	246,916	2,580,272
#	Marcus & Millichap, Inc.	85,457	3,255,057
*	Maui Land & Pineapple Co., Inc.	9,974	197,485
	Newmark Group, Inc., Class A	142,103	1,442,345
#*	Opendoor Technologies, Inc.	1,152,142	3,940,326
*	Rafael Holdings, Inc., Class B	23,666	42,835

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	RE/MAX Holdings, Inc., Class A	43,253	$464,105
	RMR Group, Inc., Class A	11,539	301,053
	St. Joe Co.	97,660	5,390,832
#*	Stratus Properties, Inc.	14,509	333,707
*	Tejon Ranch Co.	52,379	826,541
#*	Zillow Group, Inc., Class A	48,099	2,649,774
#*	Zillow Group, Inc., Class C	78,194	4,444,547
TOTAL REAL ESTATE			95,410,483
UTILITIES — (2.0%)
#	AES Corp.	445,524	7,431,340
	ALLETE, Inc.	63,894	3,776,774
	Alliant Energy Corp.	178,183	8,670,385
	Ameren Corp.	176,424	12,273,818
	American Electric Power Co., Inc.	250,917	19,606,654
	American States Water Co.	56,025	4,179,465
	American Water Works Co., Inc.	113,895	14,125,258
	Artesian Resources Corp., Class A	12,735	464,828
	Atmos Energy Corp.	102,106	11,633,958
	Avangrid, Inc.	37,591	1,142,015
	Avista Corp.	75,259	2,559,559
	Black Hills Corp.	55,728	2,884,481
#	Brookfield Renewable Corp., Class A	125,195	3,495,444
	California Water Service Group	72,894	3,299,911
	CenterPoint Energy, Inc.	432,065	12,071,896
	Chesapeake Utilities Corp.	25,608	2,593,578
#	Clearway Energy, Inc., Class A	31,262	702,145
#	Clearway Energy, Inc., Class C	76,238	1,848,009
	CMS Energy Corp.	200,108	11,438,173
	Consolidated Edison, Inc.	200,815	18,254,083
#	Consolidated Water Co. Ltd.	26,390	842,633
	Constellation Energy Corp.	172,554	21,051,588
	Dominion Energy, Inc.	329,435	15,061,768
	DTE Energy Co.	122,301	12,892,971
	Duke Energy Corp.	369,102	35,371,045
	Edison International	186,212	12,565,586
	Entergy Corp.	131,363	13,104,773
	Essential Utilities, Inc.	219,773	7,881,060
	Evergy, Inc.	160,004	8,123,403
	Eversource Energy	184,833	10,021,645
	Exelon Corp.	461,635	16,069,514
	FirstEnergy Corp.	229,318	8,411,384
	Genie Energy Ltd., Class B	47,408	882,263
	Global Water Resources, Inc.	1,904	22,829
#	Hawaiian Electric Industries, Inc.	66,975	868,666
	IDACORP, Inc.	72,282	6,691,868
	MGE Energy, Inc.	53,374	3,442,089
	Middlesex Water Co.	26,334	1,473,914
#*	Montauk Renewables, Inc.	4,612	31,869
	National Fuel Gas Co.	60,320	2,844,691
	New Jersey Resources Corp.	160,345	6,546,886
	NextEra Energy, Inc.	957,284	56,125,561
	NiSource, Inc.	296,183	7,691,873
	Northwest Natural Holding Co.	21,447	790,536
	Northwestern Energy Group, Inc.	41,729	2,007,999
	NRG Energy, Inc.	437,560	23,208,182
	OGE Energy Corp.	241,079	8,013,466
	ONE Gas, Inc.	70,572	4,331,004
#	Ormat Technologies, Inc.	94,696	6,124,937

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
#	Otter Tail Corp.	63,286	$5,722,320
	PG&E Corp.	739,464	12,474,758
	Pinnacle West Capital Corp.	83,690	5,766,241
	PNM Resources, Inc.	122,521	4,438,936
	Portland General Electric Co.	120,995	4,952,325
	PPL Corp.	225,536	5,909,043
	Public Service Enterprise Group, Inc.	300,038	17,399,204
*	Pure Cycle Corp.	35,231	344,911
	RGC Resources, Inc.	10,999	210,191
	Sempra	295,714	21,161,294
	SJW Group	41,008	2,441,616
	Southern Co.	534,107	37,131,119
	Southwest Gas Holdings, Inc.	58,444	3,429,494
	Spire, Inc.	56,789	3,223,912
#*	Sunnova Energy International, Inc.	222,928	2,345,203
	UGI Corp.	143,715	3,181,850
	Unitil Corp.	25,846	1,228,202
	Via Renewables, Inc.	3,740	39,681
	Vistra Corp.	764,596	31,371,374
	WEC Energy Group, Inc.	187,863	15,171,816
	Xcel Energy, Inc.	308,863	18,491,628
	York Water Co.	20,352	730,230
TOTAL UTILITIES			632,113,125
TOTAL COMMON STOCKS			31,493,459,671
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	8,401	190,367
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	9,858	389,983
INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	53,920	1,445,595
TOTAL PREFERRED STOCKS			2,025,945
TOTAL INVESTMENT SECURITIES (Cost $11,680,656,541)			31,495,485,616

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	297,790,081	297,790,081
SECURITIES LENDING COLLATERAL — (1.3%)
@§	The DFA Short Term Investment Fund	35,825,544	414,429,888
TOTAL INVESTMENTS — (100.0%)
(Cost $12,392,876,510)^^			$32,207,705,585

U.S. Core Equity 1 Portfolio
CONTINUED
As of January 31, 2024, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,128	03/15/24	$261,501,840	$274,696,200	$13,194,360
Total Futures Contracts			$261,501,840	$274,696,200	$13,194,360
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,345,819,947	$149,296	—	$2,345,969,243
Consumer Discretionary	3,455,740,679	9,579	—	3,455,750,258
Consumer Staples	1,881,951,879	91,049	—	1,882,042,928
Energy	1,859,145,728	—	—	1,859,145,728
Financials	4,714,825,979	2,600	—	4,714,828,579
Health Care	3,468,408,081	7,053	$1,168,060	3,469,583,194
Industrials	4,182,136,952	930,063	7,156	4,183,074,171
Information Technology	7,650,949,402	721,074	—	7,651,670,476
Materials	1,203,827,969	—	43,517	1,203,871,486
Real Estate	95,371,441	39,042	—	95,410,483
Utilities	632,113,125	—	—	632,113,125
Preferred Stocks
Communication Services	190,367	—	—	190,367
Consumer Discretionary	389,983	—	—	389,983
Industrials	1,445,595	—	—	1,445,595
Temporary Cash Investments	297,790,081	—	—	297,790,081
Securities Lending Collateral	—	414,429,888	—	414,429,888
Futures Contracts**	13,194,360	—	—	13,194,360
TOTAL	$31,803,301,568	$416,379,644	$1,218,733^	$32,220,899,945
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (6.0%)
#*	Advantage Solutions, Inc.	97,273	$392,010
*	Alphabet, Inc., Class A	2,387,802	334,531,060
*	Alphabet, Inc., Class C	2,091,630	296,593,134
#*	Altice USA, Inc., Class A	251,075	612,623
#*	AMC Networks, Inc., Class A	49,518	895,781
*	Angi, Inc.	77,778	184,334
#*	Anterix, Inc.	24,991	745,232
	AT&T, Inc.	3,609,070	63,844,448
#	Atlanta Braves Holdings, Inc., Class A	25,005	1,076,965
*	Atlanta Braves Holdings, Inc., Class C	75,182	3,030,586
#	ATN International, Inc.	56,783	2,095,293
*	Bandwidth, Inc., Class A	56,898	787,468
*	Boston Omaha Corp., Class A	83,210	1,288,923
*	Bumble, Inc., Class A	169,363	2,323,660
	Cable One, Inc.	12,124	6,655,227
#*	Cardlytics, Inc.	25,504	194,851
*	Cargurus, Inc.	189,679	4,408,140
*	Cars.com, Inc.	169,736	2,958,499
*	Charter Communications, Inc., Class A	106,151	39,351,237
#*	Cinemark Holdings, Inc.	216,055	2,988,041
	Comcast Corp., Class A	3,103,081	144,417,390
*	Consolidated Communications Holdings, Inc.	190,075	824,926
*	Cumulus Media, Inc., Class A	22,762	104,705
#*	Daily Journal Corp.	426	136,882
*	DHI Group, Inc.	750,413	1,718,446
#*	EchoStar Corp., Class A	182,204	2,439,712
	Electronic Arts, Inc.	116,272	15,996,702
#*	Emerald Holding, Inc.	27,806	170,729
#	Endeavor Group Holdings, Inc., Class A	105,443	2,609,714
	Entravision Communications Corp., Class A	189,106	762,097
*	Eventbrite, Inc., Class A	107,062	896,109
#*	EverQuote, Inc., Class A	1,868	23,593
*	EW Scripps Co., Class A	190,109	1,515,169
*	FG Group Holdings, Inc.	5,733	7,854
	Fox Corp., Class A	136,964	4,423,937
	Fox Corp., Class B	133,127	3,995,141
#*	Frontier Communications Parent, Inc.	241,527	5,948,810
*	fuboTV, Inc.	515,773	1,284,275
*	Gaia, Inc.	23,801	69,023
*	Gambling.com Group Ltd.	8,290	75,854
*	Gannett Co., Inc.	78,805	194,648
»	GCI Liberty, Inc.	228,724	206,867
*	Getty Images Holdings, Inc.	7,915	33,876
#*	Globalstar, Inc.	84,369	134,147
*	Gogo, Inc.	192,616	1,704,652
	Gray Television, Inc.	202,530	1,934,162
#	Gray Television, Inc., Class A	3,160	28,977
*	Harte Hanks, Inc.	1,395	10,797
*	IDT Corp., Class B	243,741	8,428,564
*	IMAX Corp.	97,489	1,361,921
*	Integral Ad Science Holding Corp.	112,226	1,632,888
	Interpublic Group of Cos., Inc.	723,683	23,874,302
	Iridium Communications, Inc.	309,905	11,237,155

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	IZEA Worldwide, Inc.	8,527	$17,139
	John Wiley & Sons, Inc., Class A	49,226	1,665,808
	John Wiley & Sons, Inc., Class B	4,176	141,358
*	Lee Enterprises, Inc.	2,052	22,223
*	Liberty Broadband Corp., Class A	13,937	1,084,577
*	Liberty Broadband Corp., Class C	106,084	8,322,290
*	Liberty Latin America Ltd., Class A	260,460	1,833,638
#*	Liberty Latin America Ltd., Class C	332,727	2,369,016
	Liberty Media Corp.-Liberty Formula One, Class A	15,089	921,787
*	Liberty Media Corp.-Liberty Formula One, Class C	211,996	14,256,731
	Liberty Media Corp.-Liberty Live, Class A	25,309	932,130
#*	Liberty Media Corp.-Liberty Live, Class C	69,306	2,583,035
*	Liberty Media Corp.-Liberty SiriusXM, Class A	1,998	60,719
*	Liberty Media Corp.-Liberty SiriusXM, Class C	15,197	461,381
*	Lions Gate Entertainment Corp., Class A	276,860	2,887,650
*	Lions Gate Entertainment Corp., Class B	426,942	4,141,337
*	Live Nation Entertainment, Inc.	136,282	12,108,656
*	Madison Square Garden Entertainment Corp.	59,864	1,995,866
*	Madison Square Garden Sports Corp.	16,077	2,975,853
*	Magnite, Inc.	327,409	2,897,570
#	Marcus Corp.	59,305	805,362
*	Match Group, Inc.	166,947	6,407,426
*	Meta Platforms, Inc., Class A	930,315	362,953,094
*	Netflix, Inc., Class B	51,615	29,116,538
	New York Times Co., Class A	249,625	12,121,790
	News Corp., Class A	433,279	10,675,995
#	News Corp., Class B	280,427	7,170,518
	Nexstar Media Group, Inc.	106,535	18,932,335
	Omnicom Group, Inc.	264,169	23,875,594
*	Ooma, Inc.	2,577	27,883
	Paramount Global, Class A	19,160	447,003
	Paramount Global, Class B	467,020	6,813,822
*	Pinterest, Inc., Class A	152,019	5,696,152
*	Playstudios, Inc.	7,694	16,927
*	Playtika Holding Corp.	91,491	660,565
*	PubMatic, Inc., Class A	133,767	2,030,583
*	QuinStreet, Inc.	67,736	858,215
#*	Reading International, Inc., Class A	76,569	150,841
#*»	Reading International, Inc., Class B	300	4,119
#*	Reservoir Media, Inc.	11,071	77,497
*	ROBLOX Corp., Class A	9,761	378,824
*	Roku, Inc.	85,051	7,489,591
	Saga Communications, Inc., Class A	16,742	395,446
	Scholastic Corp.	66,362	2,550,955
	Shenandoah Telecommunications Co.	180,301	3,694,368
#	Shutterstock, Inc.	39,885	1,873,398
#	Sinclair, Inc.	44,316	695,761
#	Sirius XM Holdings, Inc.	520,537	2,649,533
*	Snap, Inc., Class A	320,049	5,085,579
#*	Sphere Entertainment Co.	60,946	2,156,270
	Spok Holdings, Inc.	53,905	892,667
*	Spotify Technology SA	29,127	6,272,499
#*	Stagwell, Inc.	29,040	189,341
*	Take-Two Interactive Software, Inc.	152,974	25,230,002
*	TechTarget, Inc.	64,252	2,195,491
	TEGNA, Inc.	457,301	7,129,323
	Telephone & Data Systems, Inc.	120,435	2,313,556
*	Thryv Holdings, Inc.	101,092	2,066,320
	TKO Group Holdings, Inc.	65,484	5,480,356

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	T-Mobile U.S., Inc.	420,494	$67,796,248
	Townsquare Media, Inc., Class A	44,674	479,799
*	Trade Desk, Inc., Class A	87,947	6,018,213
*	Travelzoo	45,377	384,343
*	TripAdvisor, Inc.	246,347	5,321,095
*	TrueCar, Inc.	182,880	647,395
*	U.S. Cellular Corp.	110,591	4,910,240
*	Urban One, Inc.	139,944	503,798
*	Urban One, Inc.	18,927	69,273
	Verizon Communications, Inc.	2,951,375	124,990,731
*	Vimeo, Inc.	340,314	1,351,047
#*	Vivid Seats, Inc., Class A	10,938	62,784
	Walt Disney Co.	563,330	54,107,847
*	Warner Bros Discovery, Inc.	1,033,971	10,360,389
#	Warner Music Group Corp., Class A	67,005	2,445,012
*	WideOpenWest, Inc.	124,634	462,392
*	Yelp, Inc.	127,523	5,576,581
*	Zedge, Inc., Class B	5,460	17,800
*	Ziff Davis, Inc.	121,275	8,173,935
*	ZipRecruiter, Inc., Class A	34,283	477,219
*	ZoomInfo Technologies, Inc.	124,151	1,991,382
TOTAL COMMUNICATION SERVICES			1,928,569,362
CONSUMER DISCRETIONARY — (10.3%)
*	1-800-Flowers.com, Inc., Class A	75,607	786,313
*	1stdibs.com, Inc.	2,448	11,285
#*	2U, Inc.	52,114	44,333
	Aaron's Co., Inc.	84,878	873,395
#*	Abercrombie & Fitch Co., Class A	173,759	17,706,042
	Academy Sports & Outdoors, Inc.	101,921	6,393,504
#	Acushnet Holdings Corp.	167,733	10,624,208
*	Adient PLC	159,118	5,522,986
#	ADT, Inc.	264,074	1,724,403
*	Adtalem Global Education, Inc.	130,670	6,596,222
#	Advance Auto Parts, Inc.	71,840	4,802,504
*	Airbnb, Inc., Class A	41,023	5,913,055
*	Amazon.com, Inc.	3,458,008	536,682,842
	AMCON Distributing Co.	1,168	228,800
*	American Axle & Manufacturing Holdings, Inc.	252,479	2,042,555
	American Eagle Outfitters, Inc.	422,342	8,370,818
*	American Outdoor Brands, Inc.	31,950	273,492
*	American Public Education, Inc.	42,476	449,396
#*	America's Car-Mart, Inc.	20,797	1,266,329
*	AMMO, Inc.	30,635	66,478
*	Aptiv PLC	178,266	14,498,374
	Aramark	369,099	10,733,399
#*	Arhaus, Inc.	99,812	1,166,802
	Ark Restaurants Corp.	7,366	107,617
	Arko Corp.	5,617	43,813
*	Asbury Automotive Group, Inc.	62,192	13,001,860
	Autoliv, Inc.	167,514	17,944,100
*	AutoNation, Inc.	209,467	29,254,161
*	AutoZone, Inc.	3,384	9,347,048
	Bassett Furniture Industries, Inc.	18,048	279,744
	Bath & Body Works, Inc.	125,058	5,334,974
*	Beazer Homes USA, Inc.	81,478	2,586,926
	Best Buy Co., Inc.	562,690	40,789,398
#*	Beyond, Inc.	88,350	1,942,816
#	Big 5 Sporting Goods Corp.	320,032	1,609,761

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Big Lots, Inc.	43,816	$251,504
*	Biglari Holdings, Inc., Class A	475	368,130
*	Biglari Holdings, Inc., Class B	5,167	799,180
*	BJ's Restaurants, Inc.	43,601	1,509,031
	Bloomin' Brands, Inc.	213,547	5,684,621
*	Booking Holdings, Inc.	9,737	34,152,235
*	Boot Barn Holdings, Inc.	94,067	6,748,367
	BorgWarner, Inc.	394,368	13,369,075
	Boyd Gaming Corp.	77,977	4,950,760
#*	Bright Horizons Family Solutions, Inc.	80,383	7,897,630
#*	Brilliant Earth Group, Inc., Class A	1,824	5,819
*	Brinker International, Inc.	62,262	2,664,191
#	Brunswick Corp.	162,447	13,106,224
#	Buckle, Inc.	85,572	3,182,423
	Build-A-Bear Workshop, Inc.	46,847	1,055,463
*	Burlington Stores, Inc.	54,847	10,484,004
*	Caesars Entertainment, Inc.	128,276	5,627,468
#	Caleres, Inc.	108,263	3,396,210
#	Camping World Holdings, Inc., Class A	88,694	2,204,046
*	CarMax, Inc.	198,716	14,144,605
*	Carnival Corp.	404,638	6,708,898
*	CarParts.com, Inc.	173,279	466,121
	Carriage Services, Inc.	52,325	1,292,951
	Carrols Restaurant Group, Inc.	53,353	501,518
	Carter's, Inc.	77,403	5,854,763
#*	Carvana Co., Class A	10,809	465,436
	Cato Corp., Class A	56,592	382,562
*	Cavco Industries, Inc.	19,227	6,381,826
	Century Communities, Inc.	84,771	7,349,646
#	Cheesecake Factory, Inc.	97,782	3,360,767
*	Chegg, Inc.	237,373	2,338,124
*	Chewy, Inc., Class A	14,657	261,188
#*	Children's Place, Inc.	21,331	475,255
*	Chipotle Mexican Grill, Inc.	7,578	18,253,659
#	Choice Hotels International, Inc.	67,361	8,158,764
	Churchill Downs, Inc.	84,180	10,183,255
#*	Chuy's Holdings, Inc.	47,295	1,599,044
#*	Citi Trends, Inc.	21,365	575,359
#	Clarus Corp.	26,518	156,987
#	Columbia Sportswear Co.	148,332	11,756,794
*	Conn's, Inc.	72,958	331,959
*	Container Store Group, Inc.	161,354	263,007
*	Cooper-Standard Holdings, Inc.	16,643	292,750
*	Coursera, Inc.	107,026	2,048,478
#	Cracker Barrel Old Country Store, Inc.	23,471	1,815,482
*	Crocs, Inc.	92,650	9,402,122
	Crown Crafts, Inc.	22,116	115,667
*	Culp, Inc.	32,546	161,428
	Dana, Inc.	221,807	3,007,703
	Darden Restaurants, Inc.	154,438	25,108,530
#*	Dave & Buster's Entertainment, Inc.	48,151	2,577,523
*	Deckers Outdoor Corp.	38,497	29,016,344
*	Delta Apparel, Inc.	23,691	180,289
*	Denny's Corp.	34,984	371,880
	Designer Brands, Inc., Class A	85,666	734,158
#*	Destination XL Group, Inc.	146,761	626,669
#	Dick's Sporting Goods, Inc.	197,961	29,510,046
#	Dillard's, Inc., Class A	26,531	10,274,660
	Dine Brands Global, Inc.	13,306	620,725

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Domino's Pizza, Inc.	19,795	$8,437,025
*	DoorDash, Inc., Class A	165,089	17,202,274
*	Dorman Products, Inc.	80,565	6,558,797
	DR Horton, Inc.	265,939	38,005,342
*	DraftKings, Inc., Class A	277,744	10,845,903
#*	Dream Finders Homes, Inc., Class A	5,807	190,876
*	Duluth Holdings, Inc., Class B	17,989	87,786
*	Duolingo, Inc.	16,346	2,924,136
	eBay, Inc.	654,282	26,871,362
*	El Pollo Loco Holdings, Inc.	90,269	835,891
#*	Envela Corp.	829	3,606
	Escalade, Inc.	37,461	601,624
	Ethan Allen Interiors, Inc.	61,245	1,784,067
*	Etsy, Inc.	86,315	5,745,126
#*	European Wax Center, Inc., Class A	11,317	167,944
*	Everi Holdings, Inc.	13,173	137,131
*	Expedia Group, Inc.	61,269	9,088,031
#*	Figs, Inc., Class A	226,390	1,304,006
#*	First Watch Restaurant Group, Inc.	112,035	2,404,271
*	Five Below, Inc.	87,336	15,673,319
	Flanigan's Enterprises, Inc.	2,891	76,207
#	Flexsteel Industries, Inc.	20,065	572,454
#*	Floor & Decor Holdings, Inc., Class A	109,958	11,057,376
#	Foot Locker, Inc.	117,562	3,310,546
	Ford Motor Co.	1,995,561	23,387,975
#*	Fossil Group, Inc.	73,448	85,200
*	Fox Factory Holding Corp.	100,175	6,315,032
*	Frontdoor, Inc.	142,869	4,680,388
#*	Full House Resorts, Inc.	23,954	113,063
#*	Funko, Inc., Class A	68,498	484,281
*	GameStop Corp., Class A	33,613	478,313
	Gap, Inc.	447,380	8,361,532
	Garmin Ltd.	161,695	19,320,936
#*	Garrett Motion, Inc.	18,014	154,740
	General Motors Co.	804,089	31,198,653
*	Genesco, Inc.	27,758	771,117
	Gentex Corp.	591,316	19,590,299
*	Gentherm, Inc.	97,618	4,700,307
	Genuine Parts Co.	187,569	26,302,801
*	G-III Apparel Group Ltd.	188,862	5,682,858
#	Golden Entertainment, Inc.	2,500	95,950
#*	Good Times Restaurants, Inc.	1,690	4,174
*	Goodyear Tire & Rubber Co.	343,815	4,792,781
*	GoPro, Inc., Class A	370,086	1,102,856
	Graham Holdings Co., Class B	10,480	7,549,792
*	Grand Canyon Education, Inc.	101,162	13,210,746
*	Green Brick Partners, Inc.	15,871	827,990
	Group 1 Automotive, Inc.	45,694	11,883,182
#*	GrowGeneration Corp.	165,812	383,026
#	Guess?, Inc.	126,648	2,829,316
	H&R Block, Inc.	271,991	12,740,058
#*	Hall of Fame Resort & Entertainment Co.	1,398	4,781
	Hamilton Beach Brands Holding Co., Class A	27,412	505,477
#*	Hanesbrands, Inc.	813,898	3,662,541
	Harley-Davidson, Inc.	172,152	5,586,332
#	Hasbro, Inc.	115,994	5,677,906
#	Haverty Furniture Cos., Inc.	59,491	2,016,745
	Haverty Furniture Cos., Inc., Class A	2,523	78,465
#*	Helen of Troy Ltd.	60,409	6,916,830

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hibbett, Inc.	58,833	$3,921,219
*	Hilton Grand Vacations, Inc.	101,621	4,237,596
	Hilton Worldwide Holdings, Inc.	127,694	24,384,446
#*	Holley, Inc.	20,079	95,777
	Home Depot, Inc.	537,332	189,656,703
	Hooker Furnishings Corp.	45,153	1,042,131
*	Hovnanian Enterprises, Inc., Class A	300	50,691
	Hyatt Hotels Corp., Class A	76,656	9,840,331
#	Installed Building Products, Inc.	85,113	16,584,268
	International Game Technology PLC	98,836	2,565,783
*	iRobot Corp.	3,169	43,098
*	J Jill, Inc.	1,647	38,392
	Jack in the Box, Inc.	29,986	2,338,008
*	JAKKS Pacific, Inc.	5,789	181,543
	Jerash Holdings U.S., Inc.	8,736	26,820
	Johnson Outdoors, Inc., Class A	23,734	1,062,334
#	KB Home	157,600	9,391,384
#	Kohl's Corp.	221,995	5,718,591
#	Kontoor Brands, Inc.	72,359	4,241,685
*	Koss Corp.	1,133	3,229
#	Krispy Kreme, Inc.	37,129	493,444
#*	Kura Sushi USA, Inc., Class A	12,661	1,242,424
	Lakeland Industries, Inc.	30,717	553,213
#*	Lands' End, Inc.	67,552	639,717
*	Landsea Homes Corp.	29,020	365,362
	Las Vegas Sands Corp.	39,122	1,913,848
*	Latham Group, Inc.	4,776	12,083
	Laureate Education, Inc.	110,900	1,399,558
*††	Lazare Kaplan International, Inc.	3,667	0
	La-Z-Boy, Inc.	142,522	4,961,191
#*	Lazydays Holdings, Inc.	11,759	57,737
#	LCI Industries	77,616	8,637,108
	Lear Corp.	118,491	15,747,454
*	Legacy Housing Corp.	4,117	97,285
	Leggett & Platt, Inc.	161,292	3,743,587
	Lennar Corp., Class A	300,282	44,997,258
#	Lennar Corp., Class B	38,428	5,331,885
#*	Leslie's, Inc.	35,315	236,964
#	Levi Strauss & Co., Class A	130,687	2,127,584
*	LGI Homes, Inc.	69,991	8,259,638
#*	Life Time Group Holdings, Inc.	92,952	1,236,262
	Lifetime Brands, Inc.	49,864	400,408
*	Light & Wonder, Inc.	120,879	9,716,254
*	Lincoln Educational Services Corp.	56,293	504,385
#*	Lindblad Expeditions Holdings, Inc.	4,794	44,297
#	Lithia Motors, Inc.	52,671	15,530,044
*	Live Ventures, Inc.	1,591	39,855
	LKQ Corp.	289,834	13,526,553
*	LL Flooring Holdings, Inc.	58,637	152,456
*	Lovesac Co.	23,766	550,421
	Lowe's Cos., Inc.	157,425	33,506,337
#*	Lucid Group, Inc.	389,798	1,317,517
*	Lululemon Athletica, Inc.	71,014	32,227,573
#*	Lulu's Fashion Lounge Holdings, Inc.	5,708	11,530
*	M/I Homes, Inc.	73,907	9,417,230
	Macy's, Inc.	329,961	6,034,987
*	Malibu Boats, Inc., Class A	65,250	2,724,187
#	Marine Products Corp.	29,204	298,173
	Marriott International, Inc., Class A	150,549	36,091,112

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Marriott Vacations Worldwide Corp.	82,271	$6,901,714
*	MasterCraft Boat Holdings, Inc.	50,117	970,766
*	Mattel, Inc.	449,749	8,046,010
	McDonald's Corp.	168,336	49,275,314
	MDC Holdings, Inc.	179,084	11,207,077
#	Meritage Homes Corp.	110,232	18,255,522
	MGM Resorts International	339,195	14,710,887
*	Modine Manufacturing Co.	134,527	9,294,470
*	Mohawk Industries, Inc.	52,396	5,462,283
	Monarch Casino & Resort, Inc.	6,743	464,795
#	Monro, Inc.	61,567	1,961,525
*	Motorcar Parts of America, Inc.	41,558	379,425
	Movado Group, Inc.	37,846	1,043,793
	Murphy USA, Inc.	89,104	31,410,942
	Nathan's Famous, Inc.	8,885	633,945
*	National Vision Holdings, Inc.	163,064	3,099,847
	Nephros, Inc.	1,194	4,239
	Newell Brands, Inc.	503,756	4,191,250
	NIKE, Inc., Class B	610,419	61,975,841
	Nobility Homes, Inc.	2,557	84,355
#*	Noodles & Co.	13,564	34,453
#	Nordstrom, Inc.	240,648	4,367,761
#*	Norwegian Cruise Line Holdings Ltd.	447,297	7,961,887
*	NVR, Inc.	5,545	39,232,483
*	ODP Corp.	123,201	6,300,499
*	Ollie's Bargain Outlet Holdings, Inc.	105,157	7,563,943
#*	ONE Group Hospitality, Inc.	107,373	472,441
*	OneSpaWorld Holdings Ltd.	153,123	2,087,066
#*	OneWater Marine, Inc., Class A	11,101	280,078
*	O'Reilly Automotive, Inc.	11,578	11,844,873
#	Oxford Industries, Inc.	45,671	4,335,548
#	Papa John's International, Inc.	49,539	3,640,126
	Patrick Industries, Inc.	56,598	5,681,873
#*	Penn Entertainment, Inc.	179,807	4,054,648
#	Penske Automotive Group, Inc.	217,066	32,206,082
	Perdoceo Education Corp.	201,904	3,654,462
#	PetMed Express, Inc.	31,827	197,646
	Phinia, Inc.	78,873	2,385,120
*	Planet Fitness, Inc., Class A	113,010	7,657,558
*	Playa Hotels & Resorts NV	282,288	2,342,990
	Polaris, Inc.	132,030	11,877,419
#	Pool Corp.	33,305	12,364,481
#*	Portillo's, Inc., Class A	66,205	909,657
#*	Potbelly Corp.	36,827	463,284
	PulteGroup, Inc.	445,238	46,554,085
	PVH Corp.	72,946	8,772,486
#*	QuantumScape Corp.	137,152	934,005
	Ralph Lauren Corp.	43,151	6,199,504
#	Rave Restaurant Group, Inc.	4,148	7,881
	RCI Hospitality Holdings, Inc.	15,909	982,540
#*	Red Robin Gourmet Burgers, Inc.	3,643	37,086
#	Red Rock Resorts, Inc., Class A	140,814	7,699,710
#*	Restoration Hardware, Inc.	53,640	13,596,667
#*	Revolve Group, Inc.	73,440	1,058,270
#*	Rivian Automotive, Inc., Class A	364,645	5,582,715
	Rocky Brands, Inc.	18,710	523,506
	Ross Stores, Inc.	256,716	36,012,120
*	Royal Caribbean Cruises Ltd.	180,720	23,041,800
*	RumbleON, Inc., Class B	3,285	21,911

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Sabre Corp.	356,714	$1,462,527
#*	Sally Beauty Holdings, Inc.	158,369	1,951,106
*	SeaWorld Entertainment, Inc.	155,945	7,703,683
	Service Corp. International	493,717	33,138,285
*	Shake Shack, Inc., Class A	28,525	2,155,349
#	SharkNinja, Inc.	55,110	2,574,739
#	Shoe Carnival, Inc.	73,261	1,868,155
#	Signet Jewelers Ltd.	152,601	15,180,747
*	Six Flags Entertainment Corp.	47,417	1,195,383
*	Skechers USA, Inc., Class A	282,853	17,661,341
*	Skyline Champion Corp.	149,453	10,234,541
#*	Sleep Number Corp.	50,884	524,105
#	Smith & Wesson Brands, Inc.	165,557	2,162,174
#*	Soho House & Co., Inc.	2,539	15,615
#*	Solo Brands, Inc., Class A	25,398	70,860
	Sonic Automotive, Inc., Class A	76,638	3,874,817
*	Sonos, Inc.	129,265	2,013,949
#*	Sportsman's Warehouse Holdings, Inc.	146,965	565,815
	Standard Motor Products, Inc.	82,828	3,342,110
	Starbucks Corp.	261,927	24,367,069
	Steven Madden Ltd.	203,023	8,502,603
#*	Stitch Fix, Inc., Class A	127,578	408,250
*	Stoneridge, Inc.	95,048	1,690,904
	Strategic Education, Inc.	64,691	6,084,835
*	Strattec Security Corp.	8,355	210,964
*	Stride, Inc.	138,789	8,320,401
	Superior Group of Cos., Inc.	58,911	784,695
*	Superior Industries International, Inc.	61,324	212,181
#*	Sweetgreen, Inc., Class A	178,806	1,909,648
*»	Tandy Leather Factory, Inc.	825	3,589
	Tapestry, Inc.	255,102	9,895,407
*	Taylor Morrison Home Corp.	329,873	17,199,578
#	Tempur Sealy International, Inc.	408,147	20,362,454
*	Tesla, Inc.	388,155	72,697,550
	Texas Roadhouse, Inc.	125,353	15,759,379
#	Thor Industries, Inc.	64,329	7,270,464
#*	ThredUp, Inc., Class A	15,703	31,956
*	Tile Shop Holdings, Inc.	38,817	251,922
#*	Tilly's, Inc., Class A	65,899	483,699
	TJX Cos., Inc.	751,565	71,331,034
	Toll Brothers, Inc.	283,295	28,145,358
*	TopBuild Corp.	107,700	39,755,301
*	Topgolf Callaway Brands Corp.	434,793	5,726,224
	Tractor Supply Co.	127,030	28,530,938
	Travel & Leisure Co.	126,253	5,103,146
#*	Tri Pointe Homes, Inc.	343,264	11,852,906
*	Ulta Beauty, Inc.	56,853	28,543,049
*	Under Armour, Inc., Class A	347,682	2,649,337
#*	Under Armour, Inc., Class C	347,463	2,571,226
*	Unifi, Inc.	80,724	510,176
*	Universal Electronics, Inc.	34,370	304,862
*	Universal Technical Institute, Inc.	78,799	1,112,642
#	Upbound Group, Inc.	150,112	4,983,718
*	Urban Outfitters, Inc.	275,313	10,461,894
#	Vail Resorts, Inc.	50,995	11,320,890
*	Valvoline, Inc.	334,586	12,209,043
*	Vera Bradley, Inc.	62,898	483,057
#	VF Corp.	395,259	6,505,963
*	Victoria's Secret & Co.	68,122	1,774,578

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Vince Holding Corp.	2,707	$9,041
*	Vista Outdoor, Inc.	183,916	5,162,522
*	Visteon Corp.	64,948	7,487,855
*	Vizio Holding Corp., Class A	13,025	91,175
*	VOXX International Corp.	82,262	686,888
#*	Warby Parker, Inc., Class A	95,113	1,212,691
	Wendy's Co.	622,228	11,872,110
	Weyco Group, Inc.	25,416	816,108
	Whirlpool Corp.	14,989	1,641,595
#	Williams-Sonoma, Inc.	223,834	43,287,257
#	Wingstop, Inc.	41,509	11,668,595
	Winmark Corp.	449	161,941
	Winnebago Industries, Inc.	85,156	5,596,452
	Wolverine World Wide, Inc.	123,709	1,034,207
	Worthington Enterprises, Inc.	126,194	7,198,106
	Wyndham Hotels & Resorts, Inc.	117,908	9,188,570
	Wynn Resorts Ltd.	57,449	5,424,909
#*	XPEL, Inc.	15,360	820,992
#*	YETI Holdings, Inc.	87,372	3,841,747
	Yum! Brands, Inc.	109,405	14,166,853
*	Zumiez, Inc.	45,801	786,403
TOTAL CONSUMER DISCRETIONARY			3,291,044,441
CONSUMER STAPLES — (5.7%)
	Albertsons Cos., Inc., Class A	352,342	7,476,697
#	Alico, Inc.	16,923	498,213
	Altria Group, Inc.	515,625	20,686,875
	Andersons, Inc.	104,445	5,505,296
	Archer-Daniels-Midland Co.	390,133	21,683,592
	B&G Foods, Inc.	89,132	896,668
*	BellRing Brands, Inc.	243,570	13,462,114
#*	BJ's Wholesale Club Holdings, Inc.	216,639	13,938,553
*	Boston Beer Co., Inc. , Class A	19,989	6,981,558
#*	Bridgford Foods Corp.	11,491	123,758
#	Brown-Forman Corp., Class A	59,147	3,334,116
#	Brown-Forman Corp., Class B	310,975	17,072,528
	Bunge Global SA	257,976	22,725,106
	Calavo Growers, Inc.	38,260	998,203
#	Cal-Maine Foods, Inc.	124,586	6,904,556
	Campbell Soup Co.	250,611	11,184,769
	Casey's General Stores, Inc.	87,184	23,658,250
#*	Celsius Holdings, Inc.	30,351	1,514,515
#*	Central Garden & Pet Co.	36,639	1,718,369
*	Central Garden & Pet Co., Class A	134,388	5,547,537
*	Chefs' Warehouse, Inc.	61,901	1,969,690
	Church & Dwight Co., Inc.	224,890	22,455,267
	Clorox Co.	71,413	10,372,738
	Coca-Cola Co.	2,221,306	132,145,494
	Coca-Cola Consolidated, Inc.	24,075	20,737,964
	Colgate-Palmolive Co.	249,597	21,016,067
	Conagra Brands, Inc.	202,440	5,901,126
	Constellation Brands, Inc., Class A	62,682	15,362,105
	Costco Wholesale Corp.	139,674	97,056,669
*	Coty, Inc., Class A	703,550	8,498,884
*	Darling Ingredients, Inc.	368,750	15,966,875
	Dollar General Corp.	177,472	23,438,727
*	Dollar Tree, Inc.	253,407	33,100,022
*	Duckhorn Portfolio, Inc.	279,371	2,410,972
	Edgewell Personal Care Co.	61,595	2,282,095

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	elf Beauty, Inc.	101,357	$16,169,482
	Energizer Holdings, Inc.	16,963	536,370
	Estee Lauder Cos., Inc., Class A	45,681	6,029,435
*	Farmer Bros Co.	44,218	155,647
	Flowers Foods, Inc.	629,426	14,350,913
#	Forafric Global PLC	2,321	24,231
	Fresh Del Monte Produce, Inc.	115,615	2,841,817
*	Fresh Market, Inc.	18,803	0
#*	Freshpet, Inc.	46,184	3,976,442
	General Mills, Inc.	354,490	23,009,946
*	Grocery Outlet Holding Corp.	116,544	2,887,960
*	Hain Celestial Group, Inc.	169,586	1,816,266
#*	Herbalife Ltd.	102,131	1,230,679
	Hershey Co.	140,242	27,142,437
#*	HF Foods Group, Inc.	12,747	63,735
*	Honest Co., Inc.	26,931	76,753
	Hormel Foods Corp.	344,841	10,472,821
	Ingles Markets, Inc., Class A	36,272	3,055,916
	Ingredion, Inc.	158,253	17,023,275
	Inter Parfums, Inc.	62,801	8,738,759
	J & J Snack Foods Corp.	42,569	6,778,262
	J M Smucker Co.	101,673	13,375,083
	John B Sanfilippo & Son, Inc.	33,846	3,625,922
	Kellanova	341,959	18,725,675
	Kenvue, Inc.	1,956,600	40,619,016
	Keurig Dr Pepper, Inc.	195,851	6,157,556
	Kimberly-Clark Corp.	118,298	14,310,509
	Kraft Heinz Co.	227,544	8,448,709
	Kroger Co.	1,328,188	61,282,594
	Lamb Weston Holdings, Inc.	180,850	18,526,274
	Lancaster Colony Corp.	57,748	10,612,928
#	Lifevantage Corp.	21,105	112,068
*	Lifeway Foods, Inc.	25,136	312,943
	Limoneira Co.	27,386	496,782
*	Mama's Creations, Inc.	9,034	38,937
	Mannatech, Inc.	462	4,274
	McCormick & Co., Inc.	211,272	14,400,300
	McCormick & Co., Inc.	6,660	452,880
	Medifast, Inc.	33,574	1,834,819
#	MGP Ingredients, Inc.	55,633	4,726,023
#*	Mission Produce, Inc.	72,962	728,890
	Molson Coors Beverage Co., Class B	169,487	10,472,602
	Mondelez International, Inc., Class A	545,190	41,036,451
*	Monster Beverage Corp.	166,864	9,180,857
*	National Beverage Corp.	155,337	7,182,783
*	Natural Alternatives International, Inc.	16,951	105,266
	Natural Grocers by Vitamin Cottage, Inc.	63,759	953,197
	Natural Health Trends Corp.	16,960	107,526
*	Nature's Sunshine Products, Inc.	50,646	881,747
	Nu Skin Enterprises, Inc., Class A	119,583	2,219,461
	Oil-Dri Corp. of America	13,370	868,515
	PepsiCo, Inc.	986,623	166,275,574
*	Performance Food Group Co.	140,615	10,219,898
	Philip Morris International, Inc.	291,355	26,469,602
*	Pilgrim's Pride Corp.	246,556	6,698,927
*	Post Holdings, Inc.	204,060	18,951,052
	PriceSmart, Inc.	71,118	5,406,390
	Procter & Gamble Co.	1,444,958	227,060,700
	Reynolds Consumer Products, Inc.	18,520	503,188

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Rocky Mountain Chocolate Factory, Inc.	12,203	$48,812
	Seaboard Corp.	1,490	5,368,470
*	Seneca Foods Corp., Class A	23,166	1,236,601
*»	Seneca Foods Corp., Class B	2,299	128,261
*	Simply Good Foods Co.	209,209	7,908,100
	SpartanNash Co.	83,625	1,875,709
	Spectrum Brands Holdings, Inc.	148,410	11,667,994
*	Sprouts Farmers Market, Inc.	315,552	15,894,354
	Sysco Corp.	322,874	26,130,193
	Target Corp.	430,413	59,861,840
#	Tootsie Roll Industries, Inc.	91,037	2,966,896
*	TreeHouse Foods, Inc.	85,803	3,612,306
	Turning Point Brands, Inc.	26,456	642,616
	Tyson Foods, Inc., Class A	317,209	17,370,365
*	U.S. Foods Holding Corp.	427,399	19,664,628
*	United Natural Foods, Inc.	159,262	2,374,596
	United-Guardian, Inc.	4,655	35,750
	Universal Corp.	55,002	3,187,366
*	USANA Health Sciences, Inc.	68,390	3,202,020
#	Utz Brands, Inc.	91,713	1,623,320
	Vector Group Ltd.	196,366	2,055,952
#	Village Super Market, Inc., Class A	28,074	713,922
#*	Vita Coco Co., Inc.	10,704	210,762
*	Vital Farms, Inc.	22,960	330,165
#	Walgreens Boots Alliance, Inc.	312,849	7,061,002
	Walmart, Inc.	820,620	135,607,455
#	WD-40 Co.	29,801	7,717,863
#	Weis Markets, Inc.	64,746	3,933,320
*	Whole Earth Brands, Inc.	3,012	11,988
*	Willamette Valley Vineyards, Inc.	6,260	31,989
	WK Kellogg Co.	85,489	1,110,502
TOTAL CONSUMER STAPLES			1,841,978,149
ENERGY — (5.5%)
	Adams Resources & Energy, Inc.	7,057	177,625
#*	Amplify Energy Corp.	93,406	571,645
	Antero Midstream Corp.	810,238	9,917,313
#*	Antero Resources Corp.	392,181	8,761,324
#	APA Corp.	286,880	8,987,950
	Archrock, Inc.	727,672	11,890,160
	Ardmore Shipping Corp.	125,062	2,072,277
	Baker Hughes Co.	403,975	11,513,287
	Barnwell Industries, Inc.	1,214	3,011
#*	Battalion Oil Corp.	7,657	52,450
	Berry Corp.	213,597	1,433,236
*	Bristow Group, Inc.	49,163	1,296,920
#	Cactus, Inc., Class A	90,580	3,844,215
	California Resources Corp.	155,489	7,413,716
#*	Callon Petroleum Co.	114,343	3,672,697
#*	Centrus Energy Corp., Class A	5,300	266,166
	ChampionX Corp.	366,543	10,046,944
	Cheniere Energy, Inc.	138,115	22,649,479
#	Chesapeake Energy Corp.	206,877	15,952,285
	Chevron Corp.	1,182,652	174,358,384
	Chord Energy Corp.	1	154
#	Civitas Resources, Inc.	1,368	88,660
#*	Clean Energy Fuels Corp.	655,563	1,933,911
*	CNX Resources Corp.	605,909	12,239,362
#	Comstock Resources, Inc.	377,273	2,946,502

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	ConocoPhillips	1,162,116	$130,005,917
#	CONSOL Energy, Inc.	72,607	6,868,622
	Core Laboratories, Inc.	56,035	883,672
	Coterra Energy, Inc.	1,361,926	33,884,719
#	Crescent Energy Co., Class A	17,524	193,640
#	CVR Energy, Inc.	98,491	3,322,101
	Delek U.S. Holdings, Inc.	149,261	4,034,525
	Devon Energy Corp.	809,240	34,004,265
	DHT Holdings, Inc.	495,445	5,509,348
	Diamondback Energy, Inc.	197,099	30,302,000
*	DMC Global, Inc.	39,610	674,162
	Dorian LPG Ltd.	125,558	4,700,892
*	Dril-Quip, Inc.	83,071	1,667,235
*	DT Midstream, Inc.	105,764	5,678,469
	Encore Energy Corp.	11,862	54,684
#	Energy Services of America Corp.	19,547	148,753
	EnLink Midstream LLC	618,371	7,457,554
	EOG Resources, Inc.	393,661	44,794,685
	Epsilon Energy Ltd.	67,458	344,710
	EQT Corp.	408,230	14,451,342
	Equitrans Midstream Corp.	885,650	9,024,774
#	Evolution Petroleum Corp.	86,609	485,876
	Excelerate Energy, Inc., Class A	1,403	21,494
*	Expro Group Holdings NV	145,633	2,563,141
	Exxon Mobil Corp.	2,895,033	297,638,343
*	Forum Energy Technologies, Inc.	15,966	314,690
	FutureFuel Corp.	145,763	830,849
*	Geospace Technologies Corp.	38,507	579,915
*	Green Plains, Inc.	148,313	3,074,528
*	Gulf Island Fabrication, Inc.	55,920	251,640
*	Gulfport Energy Corp.	23,699	3,007,403
*	Hallador Energy Co.	37,787	322,323
	Halliburton Co.	1,092,464	38,946,342
*	Helix Energy Solutions Group, Inc.	472,602	4,442,459
#	Helmerich & Payne, Inc.	181,028	7,288,187
	Hess Corp.	368,513	51,787,132
	HF Sinclair Corp.	407,621	23,026,510
#*	Independence Contract Drilling, Inc.	738	1,565
	International Seaways, Inc.	86,594	4,644,902
	Kinder Morgan, Inc.	1,052,842	17,814,087
#	Kinetik Holdings, Inc.	14,776	480,516
*	Kosmos Energy Ltd.	1,006,305	6,098,208
	Liberty Energy, Inc.	377,388	7,845,897
*	Lightbridge Corp.	9,276	28,477
	Magnolia Oil & Gas Corp., Class A	273,220	5,633,796
#*	Mammoth Energy Services, Inc.	14,869	52,190
	Marathon Oil Corp.	882,648	20,168,507
	Marathon Petroleum Corp.	424,368	70,275,341
	Matador Resources Co.	298,453	16,382,085
	Mexco Energy Corp.	305	3,021
	Murphy Oil Corp.	365,370	14,139,819
#*	Nabors Industries Ltd.	20,989	1,775,250
	NACCO Industries, Inc., Class A	14,843	538,504
*	Natural Gas Services Group, Inc.	45,446	664,421
*	NCS Multistage Holdings, Inc.	1,988	31,430
#	New Fortress Energy, Inc.	82,223	2,732,270
*	Newpark Resources, Inc.	316,153	2,051,833
#*	Nine Energy Service, Inc.	21,618	52,099
#	Nordic American Tankers Ltd.	511,900	2,277,955

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Northern Oil & Gas, Inc.	90,880	$3,044,480
	NOV, Inc.	328,390	6,406,889
	Occidental Petroleum Corp.	810,090	46,636,881
*	Oceaneering International, Inc.	215,283	4,473,581
*	Oil States International, Inc.	154,430	952,833
	ONEOK, Inc.	501,921	34,256,108
	Overseas Shipholding Group, Inc., Class A	234,750	1,431,975
	Ovintiv, Inc.	341,613	14,491,223
*	Par Pacific Holdings, Inc.	125,529	4,593,106
	Patterson-UTI Energy, Inc.	74,752	829,000
	PBF Energy, Inc., Class A	319,764	16,151,280
	Peabody Energy Corp.	214,442	5,725,601
#	Permian Resources Corp.	562,767	7,586,099
	Phillips 66	262,444	37,873,294
	PHX Minerals, Inc.	53,842	171,756
	Pioneer Natural Resources Co.	151,418	34,800,399
*	PrimeEnergy Resources Corp.	3,139	301,972
*	Profire Energy, Inc.	28,087	43,254
*	ProPetro Holding Corp.	242,495	2,051,508
	Range Resources Corp.	673,611	19,561,663
	Ranger Energy Services, Inc.	26,959	273,903
*	REX American Resources Corp.	52,243	2,162,338
#	RPC, Inc.	460,291	3,364,727
	SandRidge Energy, Inc.	46,447	678,126
	Schlumberger NV	730,852	35,592,492
	Scorpio Tankers, Inc.	139,897	9,890,718
*	SEACOR Marine Holdings, Inc.	59,104	624,138
*	Seadrill Ltd.	15,863	685,599
	Select Water Solutions, Inc.	221,130	1,718,180
	SFL Corp. Ltd.	367,845	4,476,674
*	SilverBow Resources, Inc.	14,297	379,728
#	Sitio Royalties Corp., Class A	16,723	356,702
	SM Energy Co.	272,041	10,087,280
*	Smart Sand, Inc.	19,210	35,539
	Solaris Oilfield Infrastructure, Inc., Class A	89,902	674,265
*	Southwestern Energy Co.	1,873,940	12,086,913
#*	Stabilis Solutions, Inc.	2,409	10,359
*	Talos Energy, Inc.	154,916	2,009,261
	Targa Resources Corp.	310,643	26,392,229
	TechnipFMC PLC	591,475	11,439,126
*	Teekay Corp.	203,441	1,828,935
	Teekay Tankers Ltd., Class A	90,656	5,670,533
*	TETRA Technologies, Inc.	61,518	257,760
	Texas Pacific Land Corp.	5,514	8,057,774
#*	Tidewater, Inc.	107,372	7,214,325
#	TOP Ships, Inc.	1,424	19,851
#*	Transocean Ltd.	877,301	4,790,063
*	U.S. Silica Holdings, Inc.	186,506	1,999,344
#*	Uranium Energy Corp.	225,654	1,723,997
*	Valaris Ltd.	70,307	4,349,894
	Valero Energy Corp.	391,824	54,424,354
#*	Vital Energy, Inc.	72,681	3,185,608
#	Vitesse Energy, Inc.	57,236	1,202,528
#	W&T Offshore, Inc.	190,838	580,148
*	Weatherford International PLC	107,340	9,612,297
	Williams Cos., Inc.	991,951	34,381,022
	World Kinect Corp.	141,970	3,204,263
TOTAL ENERGY			1,765,192,642

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (15.5%)
	1st Source Corp.	65,121	$3,403,875
#*	Acacia Research Corp.	150,892	589,988
	ACNB Corp.	20,654	806,126
	Affiliated Managers Group, Inc.	41,849	6,228,805
*	Affinity Bancshares, Inc.	10,451	174,845
*	Affirm Holdings, Inc.	240,554	9,744,843
	Aflac, Inc.	404,788	34,139,820
	Alerus Financial Corp.	5,995	136,146
	Allstate Corp.	283,316	43,984,809
	Ally Financial, Inc.	643,804	23,614,731
	Amalgamated Financial Corp.	43,970	1,167,843
#	A-Mark Precious Metals, Inc.	63,132	1,702,670
*	Ambac Financial Group, Inc.	85,851	1,395,079
	Amerant Bancorp, Inc.	42,245	955,159
*	American Coastal Insurance Corp., Class C	6,725	77,808
*	American Equity Investment Life Holding Co.	100,549	5,551,310
	American Express Co.	509,806	102,338,456
	American Financial Group, Inc.	164,262	19,777,145
	American International Group, Inc.	509,460	35,412,565
	American National Bankshares, Inc.	29,450	1,333,790
	Ameriprise Financial, Inc.	118,473	45,828,911
	Ameris Bancorp	201,627	10,008,764
	AMERISAFE, Inc.	41,108	2,048,823
	AmeriServ Financial, Inc.	21,821	64,808
#	Ames National Corp.	21,101	446,075
	Aon PLC, Class A	67,495	20,142,533
	Apollo Global Management, Inc.	158,216	15,884,886
*	Arch Capital Group Ltd.	457,069	37,676,198
	Ares Management Corp., Class A	57,354	6,967,364
	Arrow Financial Corp.	39,262	989,010
	Arthur J Gallagher & Co.	95,579	22,189,621
	Artisan Partners Asset Management, Inc., Class A	124,800	5,229,120
*	Ashford, Inc.	703	1,982
*	AssetMark Financial Holdings, Inc.	10,973	336,542
	Associated Banc-Corp.	204,132	4,288,813
	Associated Capital Group, Inc., Class A	6,377	216,882
	Assurant, Inc.	119,482	20,067,002
	Assured Guaranty Ltd.	194,273	15,761,368
	Atlantic American Corp.	17,563	47,420
	Atlantic Union Bankshares Corp.	117,216	4,004,099
*	Atlanticus Holdings Corp.	39,790	1,380,315
	Auburn National BanCorp, Inc.	6,204	126,810
*	AvidXchange Holdings, Inc.	400,632	4,390,927
	Axis Capital Holdings Ltd.	172,149	10,246,308
*	Axos Financial, Inc.	135,571	7,514,701
#	B Riley Financial, Inc.	15,134	354,438
	Banc of California, Inc.	220,587	3,039,689
	BancFirst Corp.	86,390	7,646,379
*	Bancorp, Inc.	193,948	8,463,891
	Bank of America Corp.	3,352,939	114,033,455
#	Bank of Hawaii Corp.	55,861	3,532,091
	Bank of Marin Bancorp	32,466	635,684
	Bank of New York Mellon Corp.	389,555	21,604,720
	Bank of NT Butterfield & Son Ltd.	100,951	3,061,844
	Bank of the James Financial Group, Inc.	8,408	101,989
	Bank OZK	171,672	7,744,124
	Bank7 Corp.	971	27,139
	BankFinancial Corp.	51,052	553,404
	BankUnited, Inc.	90,409	2,554,958

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Bankwell Financial Group, Inc.	16,029	$444,805
	Banner Corp.	64,566	3,007,484
	Bar Harbor Bankshares	38,730	1,018,986
	BayCom Corp.	20,708	422,650
	BCB Bancorp, Inc.	43,221	536,805
*	Berkshire Hathaway, Inc., Class B	813,088	312,014,389
	Berkshire Hills Bancorp, Inc.	94,287	2,262,888
	BGC Group, Inc., Class A	651,267	4,597,945
	BlackRock, Inc.	68,631	53,141,670
	Blackstone, Inc.	116,421	14,488,593
*	Block, Inc.	133,150	8,656,081
#*	Blue Foundry Bancorp	11,688	111,504
#	Blue Ridge Bankshares, Inc.	2,343	5,858
	BOK Financial Corp.	122,215	10,246,506
	Bread Financial Holdings, Inc.	105,766	3,836,133
	Bridge Investment Group Holdings, Inc., Class A	6,793	66,436
*	Bridgewater Bancshares, Inc.	40,564	507,456
*	Brighthouse Financial, Inc.	52,344	2,709,849
	Brightsphere Investment Group, Inc.	115,744	2,560,257
	Brookline Bancorp, Inc.	208,687	2,257,993
	Brown & Brown, Inc.	328,916	25,510,725
#*	BRP Group, Inc., Class A	76,459	1,715,740
	Business First Bancshares, Inc.	15,839	357,169
	BV Financial, Inc.	1,982	27,728
	Byline Bancorp, Inc.	33,342	728,189
	C&F Financial Corp.	9,438	523,809
	Cadence Bank	220,667	5,874,156
*	California BanCorp	2,890	73,204
*»	California First Leasing Corp.	1,535	27,246
	Cambridge Bancorp	11,871	814,232
	Camden National Corp.	32,488	1,170,543
*	Cannae Holdings, Inc.	4,839	97,990
#*	Cantaloupe, Inc.	4,641	31,605
	Capital Bancorp, Inc.	2,752	59,884
	Capital City Bank Group, Inc.	49,877	1,425,485
	Capital One Financial Corp.	244,403	33,072,614
	Capitol Federal Financial, Inc.	370,346	2,347,994
	Capstar Financial Holdings, Inc.	24,443	444,618
#*	Caret Holdings, Inc., Class A	752	6,091
	Carlyle Group, Inc.	113,265	4,532,865
*	Carter Bankshares, Inc.	27,181	393,037
#	Cass Information Systems, Inc.	34,633	1,494,760
	Cathay General Bancorp	177,022	7,287,996
	CB Financial Services, Inc.	747	17,562
	Cboe Global Markets, Inc.	76,244	14,017,459
#*»	CCUR Holdings, Inc.	4	10,400
	Central Pacific Financial Corp.	60,792	1,171,462
	Central Valley Community Bancorp	29,790	578,522
	CF Bankshares, Inc.	6,476	141,112
	Charles Schwab Corp.	717,264	45,130,251
	Chemung Financial Corp.	10,517	489,251
	Chubb Ltd.	224,410	54,980,450
	Cincinnati Financial Corp.	188,721	20,910,287
	Citigroup, Inc.	941,348	52,875,517
#	Citizens & Northern Corp.	19,860	402,562
	Citizens Community Bancorp, Inc.	24,520	297,673
	Citizens Financial Group, Inc.	468,322	15,314,129
	Citizens Financial Services, Inc.	916	53,632
#	Citizens Holding Co.	4,294	33,236

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Citizens, Inc.	80,221	$224,619
#	City Holding Co.	38,896	3,975,560
	Civista Bancshares, Inc.	26,499	452,868
	CME Group, Inc.	130,742	26,911,933
	CNA Financial Corp.	31,420	1,384,679
	CNB Financial Corp.	40,176	857,758
	CNO Financial Group, Inc.	170,411	4,631,771
*	Coastal Financial Corp.	26,593	1,061,061
	Codorus Valley Bancorp, Inc.	23,996	565,586
	Cohen & Co., Inc.	1,816	13,131
#	Cohen & Steers, Inc.	131,992	9,294,877
*	Coinbase Global, Inc., Class A	19,113	2,450,287
	Colony Bankcorp, Inc.	29,432	359,953
	Columbia Banking System, Inc.	78,699	1,586,572
#*	Columbia Financial, Inc.	84,422	1,517,908
	Comerica, Inc.	134,556	7,074,954
	Commerce Bancshares, Inc.	278,385	14,509,426
#	Community Bank System, Inc.	119,012	5,447,179
	Community Trust Bancorp, Inc.	48,599	2,016,858
	Community West Bancshares	17,906	278,617
	ConnectOne Bancorp, Inc.	90,795	2,073,758
*	Consumer Portfolio Services, Inc.	175,197	1,601,301
	Corebridge Financial, Inc.	161,667	3,907,491
	Crawford & Co., Class A	102,954	1,249,862
	Crawford & Co., Class B	59,484	700,722
#*	Credit Acceptance Corp.	43,744	23,668,566
*	CrossFirst Bankshares, Inc.	54,296	766,660
	Cullen/Frost Bankers, Inc.	107,552	11,413,418
*	Customers Bancorp, Inc.	80,900	4,323,296
	CVB Financial Corp.	255,215	4,279,956
#	Diamond Hill Investment Group, Inc.	9,696	1,546,803
	Dime Community Bancshares, Inc.	89,203	2,034,720
	Discover Financial Services	383,963	40,515,776
	Donegal Group, Inc., Class A	72,659	1,090,612
	Donegal Group, Inc., Class B	5,678	81,934
*	Donnelley Financial Solutions, Inc.	98,704	6,131,492
	Eagle Bancorp Montana, Inc.	17,152	248,876
	Eagle Bancorp, Inc.	113,900	2,823,581
	East West Bancorp, Inc.	247,667	18,032,634
	Eastern Bankshares, Inc.	32,070	447,697
*	eHealth, Inc.	65,851	447,787
	Employers Holdings, Inc.	73,015	3,046,186
	Enact Holdings, Inc.	5,239	149,259
#*	Encore Capital Group, Inc.	75,381	3,775,080
*	Enova International, Inc.	130,591	7,108,068
*	Enstar Group Ltd.	45,885	12,246,248
	Enterprise Bancorp, Inc.	24,353	692,112
	Enterprise Financial Services Corp.	96,688	4,025,121
	Equitable Holdings, Inc.	499,159	16,317,508
	Equity Bancshares, Inc., Class A	38,468	1,263,674
	Erie Indemnity Co., Class A	56,755	19,627,582
	Esquire Financial Holdings, Inc.	17,790	887,009
	ESSA Bancorp, Inc.	19,001	361,209
	Essent Group Ltd.	180,712	9,968,074
*	Euronet Worldwide, Inc.	86,083	8,578,171
	Evans Bancorp, Inc.	11,247	331,449
	Evercore, Inc., Class A	103,357	17,749,498
	Everest Group Ltd.	54,089	20,822,642
	EVERTEC, Inc.	158,139	6,350,862

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	EZCORP, Inc., Class A	158,564	$1,363,650
#	F&G Annuities & Life, Inc.	32,157	1,441,920
	FactSet Research Systems, Inc.	33,298	15,847,184
#	Farmers & Merchants Bancorp, Inc.	11,118	251,267
	Farmers National Banc Corp.	55,127	756,342
	FB Financial Corp.	58,967	2,196,521
	Federal Agricultural Mortgage Corp., Class A	2,460	379,258
	Federal Agricultural Mortgage Corp., Class C	21,831	4,066,897
	Federated Hermes, Inc.	265,579	9,284,642
*	FFBW, Inc.	3,729	50,341
	Fidelity D&D Bancorp, Inc.	5,497	273,421
	Fidelity National Financial, Inc.	425,771	21,301,323
	Fidelity National Information Services, Inc.	268,347	16,707,284
	Fifth Third Bancorp	780,570	26,726,717
	Financial Institutions, Inc.	57,153	1,194,498
#	Finward Bancorp	1,450	35,018
*	Finwise Bancorp	8,066	111,391
	First American Financial Corp.	280,431	16,924,011
	First BanCorp	714,381	11,915,875
	First Bancorp, Inc.	30,637	765,925
	First Bancorp/Southern Pines NC	99,982	3,455,378
	First Bancshares, Inc.	49,254	1,252,529
	First Bank	52,584	722,504
	First Busey Corp.	153,236	3,607,175
	First Business Financial Services, Inc.	26,280	966,316
#	First Capital, Inc.	6,938	201,965
	First Citizens BancShares, Inc., Class A	26,516	40,039,160
	First Commonwealth Financial Corp.	257,623	3,609,298
	First Community Bankshares, Inc.	54,654	1,873,539
	First Community Corp.	15,125	282,837
	First Financial Bancorp	266,194	5,968,069
	First Financial Bankshares, Inc.	218,948	6,837,746
	First Financial Corp.	28,595	1,127,215
	First Financial Northwest, Inc.	22,460	468,965
#	First Foundation, Inc.	130,838	1,245,578
#	First Guaranty Bancshares, Inc.	6,919	84,896
	First Hawaiian, Inc.	62,837	1,362,935
	First Horizon Corp.	481,185	6,852,074
	First Internet Bancorp	23,124	762,630
	First Interstate BancSystem, Inc., Class A	128,024	3,523,220
	First Merchants Corp.	98,592	3,333,396
	First Mid Bancshares, Inc.	41,255	1,298,295
	First National Corp.	4,665	96,752
	First Northwest Bancorp	24,701	359,153
	First of Long Island Corp.	39,273	472,061
#	First Savings Financial Group, Inc.	10,533	189,594
#	First U.S. Bancshares, Inc.	11,301	111,993
	First United Corp.	18,660	424,328
*	First Western Financial, Inc.	7,087	120,833
	FirstCash Holdings, Inc.	104,652	12,010,910
*	Fiserv, Inc.	218,222	30,959,155
	Five Star Bancorp	4,813	114,694
*	FleetCor Technologies, Inc.	114,547	33,210,612
#	Flushing Financial Corp.	80,657	1,292,932
*	Flywire Corp.	100,255	2,142,449
	FNB Corp.	443,992	5,851,815
#	FNCB Bancorp, Inc.	19,566	127,179
	Franklin Financial Services Corp.	4,753	153,617
	Franklin Resources, Inc.	199,612	5,315,668

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	FS Bancorp, Inc.	25,306	$931,767
	Fulton Financial Corp.	307,774	4,798,197
#*	FVCBankcorp, Inc.	11,600	142,332
*	Genworth Financial, Inc., Class A	566,325	3,494,225
	German American Bancorp, Inc.	85,286	2,825,525
#	Glacier Bancorp, Inc.	204,722	7,914,553
#	Glen Burnie Bancorp	793	5,527
	Global Payments, Inc.	155,375	20,700,611
	Globe Life, Inc.	159,563	19,597,528
	Goldman Sachs Group, Inc.	169,100	64,936,091
*	Goosehead Insurance, Inc., Class A	1,300	100,360
	Great Southern Bancorp, Inc.	37,361	1,946,134
*	Green Dot Corp., Class A	85,902	773,977
	Greene County Bancorp, Inc.	3,874	96,850
#*	Greenlight Capital Re Ltd., Class A	56,412	643,661
	Guaranty Bancshares, Inc.	23,264	709,319
	Hamilton Lane, Inc., Class A	46,437	5,383,906
	Hancock Whitney Corp.	176,330	7,954,246
	Hanmi Financial Corp.	76,507	1,281,492
	Hanover Insurance Group, Inc.	96,417	12,728,008
	HarborOne Bancorp, Inc.	104,649	1,142,767
	Hartford Financial Services Group, Inc.	503,807	43,811,057
	Hawthorn Bancshares, Inc.	19,298	486,310
	HBT Financial, Inc.	6,344	123,518
#	HCI Group, Inc.	23,697	2,124,910
	Heartland Financial USA, Inc.	112,426	3,987,750
#	Hennessy Advisors, Inc.	19,696	137,872
	Heritage Commerce Corp.	103,484	919,973
	Heritage Financial Corp.	75,033	1,511,915
*	Heritage Global, Inc.	47,978	134,338
*	Heritage Insurance Holdings, Inc.	65,783	396,014
	Hilltop Holdings, Inc.	296,569	9,338,958
	Hingham Institution For Savings The	5,280	976,061
	HMN Financial, Inc.	11,368	252,938
	Home Bancorp, Inc.	19,761	786,883
	Home BancShares, Inc.	342,430	8,026,559
	Home Federal Bancorp, Inc. of Louisiana	5,228	71,467
	HomeStreet, Inc.	34,482	474,472
	HomeTrust Bancshares, Inc.	14,545	394,897
	Hope Bancorp, Inc.	325,051	3,601,565
	Horace Mann Educators Corp.	112,579	4,146,285
	Horizon Bancorp, Inc.	96,402	1,263,830
#	Houlihan Lokey, Inc.	98,343	11,779,525
	Huntington Bancshares, Inc.	1,813,776	23,089,368
*	I3 Verticals, Inc., Class A	18,358	344,029
*	ICC Holdings, Inc.	4,514	70,870
	IF Bancorp, Inc.	6,461	109,837
	Independent Bank Corp.	94,963	5,326,475
	Independent Bank Corp.	54,738	1,392,535
	Independent Bank Group, Inc.	77,303	3,737,600
	Interactive Brokers Group, Inc., Class A	48,222	4,279,702
	Intercontinental Exchange, Inc.	274,110	34,902,426
	International Bancshares Corp.	202,040	10,679,834
*	International Money Express, Inc.	34,493	710,556
	Invesco Ltd.	361,043	5,715,311
	Investar Holding Corp.	20,606	368,847
	Investors Title Co.	5,034	841,936
	Jack Henry & Associates, Inc.	84,312	13,981,459
	Jackson Financial, Inc., Class A	56,025	2,805,172

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	James River Group Holdings Ltd.	52,234	$499,879
	Janus Henderson Group PLC	203,387	5,849,410
	Jefferies Financial Group, Inc.	477,920	19,480,019
	JPMorgan Chase & Co.	1,819,978	317,331,364
	Kearny Financial Corp.	192,790	1,393,872
	Kemper Corp.	127,683	7,660,980
	Kentucky First Federal Bancorp	16,790	65,649
	KeyCorp	789,737	11,474,879
*	Kingstone Cos., Inc.	3,004	9,643
	Kinsale Capital Group, Inc.	24,672	9,808,847
	KKR & Co., Inc.	220,163	19,061,713
*	Lake Shore Bancorp, Inc.	8,295	96,388
	Lakeland Bancorp, Inc.	84,347	1,120,972
#	Lakeland Financial Corp.	75,606	5,062,578
#	Landmark Bancorp, Inc.	13,738	290,696
	LCNB Corp.	28,145	415,702
*	LendingClub Corp.	268,819	2,424,747
*	LendingTree, Inc.	14,968	484,065
	Lincoln National Corp.	268,830	7,379,383
	LINKBANCORP, Inc.	9,312	66,395
	Live Oak Bancshares, Inc.	118,188	4,298,498
	Loews Corp.	300,622	21,903,319
	LPL Financial Holdings, Inc.	131,126	31,364,028
*	Luther Burbank Corp.	14,085	135,216
	M&T Bank Corp.	123,143	17,006,048
	Macatawa Bank Corp.	98,712	1,052,270
	Magyar Bancorp, Inc.	10,743	123,867
#*	Maiden Holdings Ltd.	203,472	358,111
	MainStreet Bancshares, Inc.	3,548	65,709
*	Markel Group, Inc.	14,157	21,199,117
	MarketAxess Holdings, Inc.	26,704	6,022,019
*	Marqeta, Inc., Class A	449,179	2,699,566
	Marsh & McLennan Cos., Inc.	279,332	54,145,715
	Mastercard, Inc., Class A	491,951	220,999,148
	MBIA, Inc.	163,316	992,961
	Mercantile Bank Corp.	39,829	1,596,745
	Merchants Bancorp	23,516	1,028,590
	Mercury General Corp.	68,361	2,737,858
	Meridian Corp.	13,039	157,772
	MetLife, Inc.	319,114	22,120,982
	Metrocity Bankshares, Inc.	9,098	217,442
*	Metropolitan Bank Holding Corp.	14,626	709,215
	MGIC Investment Corp.	318,419	6,317,433
	Mid Penn Bancorp, Inc.	23,766	508,117
#	Middlefield Banc Corp.	15,418	407,035
	Midland States Bancorp, Inc.	46,860	1,230,544
	MidWestOne Financial Group, Inc.	67,113	1,711,381
	Moelis & Co., Class A	25,223	1,386,508
	Moody's Corp.	113,811	44,618,464
	Morgan Stanley	939,887	81,995,742
	Morningstar, Inc.	72,325	20,200,372
*	Mr Cooper Group, Inc.	52,741	3,552,634
	MSCI, Inc.	19,986	11,964,019
#	MVB Financial Corp.	29,989	642,664
	Nasdaq, Inc.	523,164	30,223,184
	National Bank Holdings Corp., Class A	108,178	3,786,230
	National Bankshares, Inc.	7,777	250,886
	National Western Life Group, Inc., Class A	5,917	2,863,828
	Navient Corp.	510,368	8,788,537

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	NBT Bancorp, Inc.	125,585	$4,467,058
*	NCR Atleos Corp.	138,349	3,097,634
	Nelnet, Inc., Class A	93,672	8,161,641
*	NerdWallet, Inc., Class A	72,884	1,115,854
	New York Community Bancorp, Inc.	365,253	2,363,187
*	NI Holdings, Inc.	24,843	331,902
#*	Nicholas Financial, Inc.	18,462	130,342
#	Nicolet Bankshares, Inc.	35,195	2,737,115
*	NMI Holdings, Inc., Class A	215,292	6,872,121
	Northeast Bank	20,747	1,137,558
	Northeast Community Bancorp, Inc.	3,142	54,137
	Northern Trust Corp.	190,287	15,154,457
	Northfield Bancorp, Inc.	133,855	1,610,276
	Northrim BanCorp, Inc.	16,807	849,258
	Northwest Bancshares, Inc.	274,599	3,396,790
	Norwood Financial Corp.	10,571	289,540
	Oak Valley Bancorp	15,008	390,958
	OceanFirst Financial Corp.	115,395	1,988,256
#*	Ocwen Financial Corp.	14,972	433,140
	OFG Bancorp	152,842	5,620,000
	Ohio Valley Banc Corp.	9,760	234,728
	Old National Bancorp	432,456	7,122,550
#	Old Point Financial Corp.	7,052	127,077
	Old Republic International Corp.	628,136	17,612,933
	Old Second Bancorp, Inc.	81,994	1,116,758
	OneMain Holdings, Inc.	142,113	6,764,579
	OP Bancorp	14,529	158,511
*	Open Lending Corp., Class A	152,736	1,121,082
*	Oportun Financial Corp.	9,200	33,856
	Oppenheimer Holdings, Inc., Class A	16,285	608,733
#*	OptimumBank Holdings, Inc.	179	793
	Orange County Bancorp, Inc.	1,169	56,743
	Origin Bancorp, Inc.	43,001	1,311,530
	Orrstown Financial Services, Inc.	24,031	665,178
*	Oscar Health, Inc., Class A	299,741	3,752,757
	Pacific Premier Bancorp, Inc.	122,638	3,111,326
*	Palomar Holdings, Inc.	36,065	2,159,212
#	Park National Corp.	39,173	5,119,128
	Parke Bancorp, Inc.	28,796	533,014
	Pathfinder Bancorp, Inc.	8,118	111,298
	Pathward Financial, Inc.	124,521	6,447,697
#*	Patriot National Bancorp, Inc.	5,433	22,927
*	Paymentus Holdings, Inc., Class A	61,810	980,307
*	Payoneer Global, Inc.	232,129	1,086,364
*	PayPal Holdings, Inc.	205,579	12,612,272
#*	Paysafe Ltd.	106,371	1,582,800
	PCB Bancorp	23,637	395,920
	Peapack-Gladstone Financial Corp.	45,735	1,261,371
	Penns Woods Bancorp, Inc.	17,659	380,728
	PennyMac Financial Services, Inc.	74,341	6,484,022
	Peoples Bancorp of North Carolina, Inc.	17,616	512,449
	Peoples Bancorp, Inc.	92,583	2,712,682
	Peoples Financial Services Corp.	8,101	354,095
	Pinnacle Financial Partners, Inc.	133,923	11,836,115
*	Pioneer Bancorp, Inc.	28,260	275,535
	Piper Sandler Cos.	47,791	8,291,261
#	PJT Partners, Inc., Class A	29,090	2,797,585
	Plumas Bancorp	13,751	485,135
	PNC Financial Services Group, Inc.	200,864	30,372,645

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Ponce Financial Group, Inc.	35,668	$323,152
	Popular, Inc.	211,645	18,085,065
*	PRA Group, Inc.	145,201	3,306,227
	Preferred Bank	44,080	3,166,707
	Premier Financial Corp.	81,399	1,700,425
	Primerica, Inc.	149,337	34,968,752
	Primis Financial Corp.	64,810	855,492
	Princeton Bancorp, Inc.	15,033	490,978
	Principal Financial Group, Inc.	285,996	22,622,284
	ProAssurance Corp.	95,599	1,286,763
#*	PROG Holdings, Inc.	137,016	4,198,170
	Progressive Corp.	142,919	25,475,312
	Prosperity Bancshares, Inc.	182,776	11,681,214
*	Provident Bancorp, Inc.	27,797	302,153
	Provident Financial Holdings, Inc.	18,377	277,493
	Provident Financial Services, Inc.	179,713	2,974,250
	Prudential Financial, Inc.	275,942	28,954,594
	QCR Holdings, Inc.	49,773	2,907,241
	Radian Group, Inc.	188,962	5,476,119
	Raymond James Financial, Inc.	272,319	30,004,107
	RBB Bancorp	46,435	821,435
	Red River Bancshares, Inc.	2,520	129,049
	Regional Management Corp.	27,643	673,936
	Regions Financial Corp.	1,012,946	18,911,702
	Reinsurance Group of America, Inc.	94,766	16,478,860
*	Remitly Global, Inc.	28,219	483,674
	RenaissanceRe Holdings Ltd.	85,190	19,494,028
	Renasant Corp.	117,895	3,729,019
*	Repay Holdings Corp.	143,923	1,128,356
	Republic Bancorp, Inc., Class A	45,364	2,322,183
#*	Rhinebeck Bancorp, Inc.	4,626	40,801
	Richmond Mutual BanCorp, Inc.	8,215	94,637
	Riverview Bancorp, Inc.	48,919	268,565
	RLI Corp.	99,196	13,527,359
*	Robinhood Markets, Inc., Class A	304,215	3,267,269
*	Rocket Cos., Inc., Class A	16,585	204,161
	S&P Global, Inc.	106,122	47,579,799
	S&T Bancorp, Inc.	103,342	3,445,422
	Safety Insurance Group, Inc.	43,985	3,664,390
	Sandy Spring Bancorp, Inc.	97,879	2,386,290
	SB Financial Group, Inc.	17,623	269,984
	Seacoast Banking Corp. of Florida	76,580	1,880,805
*	Security National Financial Corp., Class A	42,854	335,547
	SEI Investments Co.	277,051	17,520,705
	Selective Insurance Group, Inc.	150,848	15,817,921
#	ServisFirst Bancshares, Inc.	135,057	9,067,727
#*	Shift4 Payments, Inc., Class A	58,483	4,199,664
	Shore Bancshares, Inc.	61,060	790,116
*	Siebert Financial Corp.	2,656	4,436
	Sierra Bancorp	40,811	846,828
	Silvercrest Asset Management Group, Inc., Class A	27,562	459,734
	Simmons First National Corp., Class A	184,412	3,505,672
*	SiriusPoint Ltd.	400,172	4,722,030
	SLM Corp.	1,050,366	20,881,276
	SmartFinancial, Inc.	23,741	552,216
#*	SoFi Technologies, Inc.	65,611	513,734
	Sound Financial Bancorp, Inc.	5,599	220,657
	South Plains Financial, Inc.	5,858	158,635
*	Southern First Bancshares, Inc.	17,685	663,011

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Southern Missouri Bancorp, Inc.	16,218	$707,267
	Southern States Bancshares, Inc.	4,600	117,576
#	Southside Bancshares, Inc.	77,136	2,414,357
#	SouthState Corp.	107,413	8,926,020
	State Street Corp.	238,969	17,652,640
	Stellar Bancorp, Inc.	56,727	1,419,877
	StepStone Group, Inc., Class A	45,070	1,507,591
#*	Sterling Bancorp, Inc.	42,148	228,021
#	Stewart Information Services Corp.	82,168	5,066,479
	Stifel Financial Corp.	201,037	14,665,649
#	Stock Yards Bancorp, Inc.	78,679	3,911,920
*	StoneX Group, Inc.	72,244	4,750,043
	Summit Financial Group, Inc.	30,337	858,234
	Summit State Bank	14,814	174,213
	Synchrony Financial	872,333	33,907,584
	Synovus Financial Corp.	241,585	9,098,091
	T Rowe Price Group, Inc.	209,783	22,750,966
	Territorial Bancorp, Inc.	22,603	242,756
*	Texas Capital Bancshares, Inc.	116,262	7,091,982
#	TFS Financial Corp.	316,921	4,221,388
*	Third Coast Bancshares, Inc.	2,926	55,594
	Timberland Bancorp, Inc.	21,107	590,363
	Tiptree, Inc.	128,893	2,439,944
#*	Toast, Inc., Class A	98,969	1,758,679
#	Tompkins Financial Corp.	34,574	1,707,610
	Towne Bank	100,412	2,822,581
	Tradeweb Markets, Inc., Class A	20,578	1,962,935
	Travelers Cos., Inc.	282,450	59,698,632
	TriCo Bancshares	81,728	2,970,813
*	Triumph Financial, Inc.	89,285	6,307,985
	Truist Financial Corp.	562,697	20,853,551
#*	Trupanion, Inc.	1,537	41,806
	TrustCo Bank Corp.	45,792	1,323,389
	Trustmark Corp.	116,750	3,151,082
	U.S. Bancorp	884,794	36,754,343
#	U.S. Global Investors, Inc., Class A	9,655	28,193
	UMB Financial Corp.	109,534	9,036,555
*»	Unico American Corp.	5,450	55
	Union Bankshares, Inc.	2,439	73,097
#	United Bancorp, Inc.	11,080	133,403
#	United Bancshares, Inc.	6,375	121,826
	United Bankshares, Inc.	570,059	20,436,615
	United Community Banks, Inc.	164,519	4,497,949
	United Fire Group, Inc.	76,377	1,711,609
	United Security Bancshares	38,322	308,492
	Unity Bancorp, Inc.	26,049	713,482
	Universal Insurance Holdings, Inc.	132,684	2,205,208
	Univest Financial Corp.	88,839	1,886,940
	Unum Group	305,773	14,781,067
*	USCB Financial Holdings, Inc.	6,071	73,641
*	Usio, Inc.	5,463	9,123
#	UWM Holdings Corp.	17,556	117,625
	Valley National Bancorp	569,738	5,480,880
#	Value Line, Inc.	11,063	493,410
#*	Velocity Financial, Inc.	14,428	227,241
	Veritex Holdings, Inc.	108,640	2,282,526
	Victory Capital Holdings, Inc., Class A	25,329	854,347
	Virginia National Bankshares Corp.	806	26,606
	Virtu Financial, Inc., Class A	140,453	2,358,206

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Virtus Investment Partners, Inc.	23,333	$5,509,155
#	Visa, Inc., Class A	909,954	248,654,030
	Voya Financial, Inc.	246,373	17,830,014
	W R Berkley Corp.	275,057	22,521,667
	WaFd, Inc.	185,491	5,386,659
	Walker & Dunlop, Inc.	110,689	10,691,451
	Washington Trust Bancorp, Inc.	50,857	1,414,333
	Waterstone Financial, Inc.	80,029	1,064,386
	Webster Financial Corp.	442,677	21,903,658
	Wells Fargo & Co.	1,742,572	87,442,263
	WesBanco, Inc.	144,837	4,249,518
	West BanCorp, Inc.	46,462	873,950
	Westamerica BanCorp	59,213	2,825,644
	Western Alliance Bancorp	217,940	13,939,442
	Western New England Bancorp, Inc.	68,653	584,237
	Western Union Co.	597,017	7,504,504
	Westwood Holdings Group, Inc.	29,913	367,930
*	WEX, Inc.	58,689	11,995,445
	White Mountains Insurance Group Ltd.	7,435	11,717,337
	Willis Towers Watson PLC	101,246	24,936,890
	Wintrust Financial Corp.	148,577	14,408,997
#	WisdomTree, Inc.	282,552	1,912,877
#*	World Acceptance Corp.	27,449	3,604,328
	WSFS Financial Corp.	129,464	5,762,443
	WVS Financial Corp.	2,157	28,688
	Zions Bancorp NA	250,120	10,480,028
TOTAL FINANCIALS			4,988,931,681
HEALTH CARE — (10.7%)
#*	10X Genomics, Inc., Class A	77,582	3,232,842
#*	2seventy bio, Inc.	17,885	91,929
#*	4D Molecular Therapeutics, Inc.	42,674	736,126
	Abbott Laboratories	654,730	74,082,699
	AbbVie, Inc.	1,169,550	192,274,020
#*	AC Immune SA	8,197	26,312
*	Acadia Healthcare Co., Inc.	256,446	21,064,474
*	Accolade, Inc.	176,705	2,000,301
#*	Accuray, Inc.	212,288	549,826
#††	Achillion Pharmaceuticals, Inc.	448,234	121,023
*	Acumen Pharmaceuticals, Inc.	5,118	16,275
#*	AdaptHealth Corp.	121,822	879,555
#*	Adaptive Biotechnologies Corp.	305,338	1,120,590
*	Addus HomeCare Corp.	40,129	3,475,171
*	ADMA Biologics, Inc.	121,696	631,602
#††	Aduro Biotech, Inc.	19,543	19,348
	Agilent Technologies, Inc.	144,563	18,807,646
*	Agiliti, Inc.	59,440	421,430
#*	agilon health, Inc.	42,154	248,287
*	Agios Pharmaceuticals, Inc.	113,177	2,560,064
#*	Akoya Biosciences, Inc.	4,136	21,011
††	Albireo Pharma, Inc.	26,553	143,652
*	Alector, Inc.	6,743	40,188
*	Align Technology, Inc.	22,011	5,883,981
*	Alkermes PLC	167,969	4,543,561
#*	Allogene Therapeutics, Inc.	136,559	480,688
*	Alnylam Pharmaceuticals, Inc.	21,324	3,687,133
*	Alpine Immune Sciences, Inc.	19,427	516,952
*	American Shared Hospital Services	3,958	10,568
	Amgen, Inc.	365,932	114,997,790

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	AMN Healthcare Services, Inc.	162,758	$12,045,720
*	Amneal Pharmaceuticals, Inc.	42,010	224,753
*	AN2 Therapeutics, Inc.	756	14,591
*	AngioDynamics, Inc.	52,124	307,532
*	ANI Pharmaceuticals, Inc.	37,414	2,088,449
*	Anika Therapeutics, Inc.	39,734	934,544
*	Anixa Biosciences, Inc.	7,188	32,634
*	Annexon, Inc.	3,179	13,209
#*	Apellis Pharmaceuticals, Inc.	9,532	603,280
#*	Apollo Medical Holdings, Inc.	19,491	677,312
#*	Aprea Therapeutics, Inc.	168	869
*	Apyx Medical Corp.	30,828	69,055
#*	Arcturus Therapeutics Holdings, Inc.	60,238	1,986,047
*	Arcus Biosciences, Inc.	152,520	2,309,153
#*	ARS Pharmaceuticals, Inc.	8,585	53,313
#*	Artivion, Inc.	129,202	2,160,257
#*	Arvinas, Inc.	62,812	2,606,698
*	Astria Therapeutics, Inc.	4,187	54,557
*	Atea Pharmaceuticals, Inc.	13,600	56,576
*	Athira Pharma, Inc.	27,710	87,841
*	AtriCure, Inc.	93,409	3,181,511
#	Atrion Corp.	4,902	1,666,680
*	Aura Biosciences, Inc.	8,030	61,831
*	Avanos Medical, Inc.	136,485	2,619,147
*	Avantor, Inc.	257,602	5,922,270
#*	Avid Bioservices, Inc.	142,813	966,844
#*	Avidity Biosciences, Inc.	162,328	1,985,271
*	Axogen, Inc.	74,332	718,790
*	Axonics, Inc.	1,008	68,423
*	Azenta, Inc.	80,529	5,250,491
	Baxter International, Inc.	209,974	8,123,894
#*	Beam Therapeutics, Inc.	62,745	1,530,978
	Becton Dickinson & Co.	85,776	20,484,167
*	Biogen, Inc.	101,723	25,090,995
#*	BioLife Solutions, Inc.	113,940	1,936,980
*	BioMarin Pharmaceutical, Inc.	68,115	5,999,569
*	Bio-Rad Laboratories, Inc., Class A	24,553	7,878,812
#*	Biote Corp., Class A	17,763	67,322
	Bio-Techne Corp.	113,600	7,988,352
*	Bioventus, Inc., Class A	1,485	6,445
*	Black Diamond Therapeutics, Inc.	6,882	26,427
*	Boston Scientific Corp.	348,414	22,040,670
	Bristol-Myers Squibb Co.	1,422,124	69,499,200
#*	Brookdale Senior Living, Inc.	463,531	2,535,515
	Bruker Corp.	251,344	17,973,609
*	C4 Therapeutics, Inc.	39,608	244,777
	Cardinal Health, Inc.	250,278	27,327,855
*	CareDx, Inc.	94,045	805,025
*	Caribou Biosciences, Inc.	89,438	548,255
*	Castle Biosciences, Inc.	50,708	1,170,341
*	Catalent, Inc.	191,872	9,908,270
*	Catalyst Pharmaceuticals, Inc.	81,892	1,179,245
	Cencora, Inc.	188,916	43,956,975
*	Centene Corp.	375,289	28,263,015
#*	Century Therapeutics, Inc.	5,939	25,419
#*	Certara, Inc.	148,051	2,392,504
*	Charles River Laboratories International, Inc.	60,976	13,187,889
	Chemed Corp.	34,442	20,416,873
††	Chinook Therapeutics, Inc.	21,057	6,107

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Cigna Group	242,211	$72,893,400
*	Cogent Biosciences, Inc.	74,006	327,847
#*	Collegium Pharmaceutical, Inc.	85,653	2,823,123
*	Community Health Systems, Inc.	221,773	813,907
*	Computer Programs & Systems, Inc.	20,040	203,005
#	CONMED Corp.	61,088	5,840,013
††	Contra Abiomed, Inc.	32,675	510,057
	Cooper Cos., Inc.	41,817	15,598,996
*	Corcept Therapeutics, Inc.	185,708	3,918,439
*	CorVel Corp.	43,650	10,272,591
#*	Crinetics Pharmaceuticals, Inc.	17,032	621,327
#*	CRISPR Therapeutics AG	122,027	7,681,600
*	Cross Country Healthcare, Inc.	100,553	2,136,751
*	CryoPort, Inc.	74,000	1,073,740
#*	Cue Biopharma, Inc.	23,531	62,122
*	Cullinan Oncology, Inc.	11,043	167,191
*	Cumberland Pharmaceuticals, Inc.	30,771	64,004
	CVS Health Corp.	680,040	50,574,575
*	Cymabay Therapeutics, Inc.	47,933	1,126,905
#*	Cytek Biosciences, Inc.	17,341	130,925
#*	Cytokinetics, Inc.	47,088	3,678,985
	Danaher Corp.	248,161	59,536,305
*	DaVita, Inc.	258,690	27,979,910
*	Day One Biopharmaceuticals, Inc.	35,352	532,048
*	Deciphera Pharmaceuticals, Inc.	169,578	2,428,357
#*	Definitive Healthcare Corp.	171,500	1,457,750
*	Denali Therapeutics, Inc.	124,859	1,998,993
	DENTSPLY SIRONA, Inc.	209,060	7,264,835
*	Dexcom, Inc.	49,522	6,009,495
	Dianthus Therapeutics, Inc.	1,025	19,475
#*	Doximity, Inc., Class A	91,553	2,467,353
*	Dynavax Technologies Corp.	234,535	3,030,192
*	Dyne Therapeutics, Inc.	73,843	1,580,240
*	Eagle Pharmaceuticals, Inc.	19,505	114,299
#	Edesa Biotech, Inc.	3,422	15,365
*	Edgewise Therapeutics, Inc.	17,362	309,564
#*	Editas Medicine, Inc.	192,609	1,354,041
*	Edwards Lifesciences Corp.	102,426	8,037,368
*	Elanco Animal Health, Inc.	732,230	10,793,070
*	Electromed, Inc.	13,044	131,092
	Elevance Health, Inc.	160,699	79,295,315
	Eli Lilly & Co.	496,304	320,418,825
	Elicio Operating Co., Inc.	2,336	10,278
	Embecta Corp.	88,675	1,519,889
#*	Emergent BioSolutions, Inc.	61,192	102,191
#*	Enanta Pharmaceuticals, Inc.	25,390	308,488
	Encompass Health Corp.	291,251	20,690,471
*	Enhabit, Inc.	88,946	897,465
*	Enovis Corp.	115,679	6,790,357
	Ensign Group, Inc.	109,141	12,356,944
*	Envista Holdings Corp.	388,140	9,121,290
#*	enVVeno Medical Corp.	3,133	13,503
#*	Enzo Biochem, Inc.	154,372	194,509
*	Evolent Health, Inc., Class A	9,052	266,219
*	Exact Sciences Corp.	64,687	4,230,530
*	Exagen, Inc.	7,800	16,770
*	Exelixis, Inc.	292,447	6,363,647
*	Fate Therapeutics, Inc.	29,709	183,007
*	FONAR Corp.	21,533	421,185

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Forian, Inc.	4,603	$12,382
*	Fortrea Holdings, Inc.	114,141	3,533,805
#*	Fulcrum Therapeutics, Inc.	64,923	468,744
#*	Fulgent Genetics, Inc.	71,957	1,769,423
#*	Gain Therapeutics, Inc.	10,218	39,544
*	GE HealthCare Technologies, Inc.	247,084	18,126,082
*	Generation Bio Co.	39,919	75,048
	Gilead Sciences, Inc.	711,498	55,681,833
#*	Glaukos Corp.	50,606	4,505,452
*	Globus Medical, Inc., Class A	233,517	12,327,362
#*	GoodRx Holdings, Inc., Class A	133,177	799,062
*	Graphite Bio, Inc.	3,181	8,652
*	Gritstone bio, Inc.	8,331	19,911
*	Haemonetics Corp.	109,830	8,397,602
*	Halozyme Therapeutics, Inc.	116,320	3,937,432
*	Harmony Biosciences Holdings, Inc.	81,629	2,574,579
#*	Harvard Bioscience, Inc.	201,593	887,009
	HCA Healthcare, Inc.	64,579	19,690,137
*	Health Catalyst, Inc.	123,867	1,210,181
*	HealthEquity, Inc.	93,291	7,050,934
	HealthStream, Inc.	87,056	2,317,431
#*	Henry Schein, Inc.	175,487	13,133,447
*	HilleVax, Inc.	3,935	55,759
*	Hims & Hers Health, Inc.	269,719	2,314,189
*	Hologic, Inc.	343,658	25,581,902
	Humana, Inc.	80,613	30,476,551
*	ICU Medical, Inc.	7,492	685,743
*	Ideaya Biosciences, Inc.	103,077	4,486,942
*	IDEXX Laboratories, Inc.	59,839	30,821,872
*	Illumina, Inc.	17,609	2,518,263
#††	IMARA, Inc.	6,186	371
*	ImmuCell Corp.	6,242	33,145
#*	Immunovant, Inc.	5,958	216,931
#*	Inari Medical, Inc.	32,571	1,854,918
*	Incyte Corp.	61,966	3,641,742
#*	InfuSystem Holdings, Inc.	40,643	375,135
#*	Innoviva, Inc.	151,135	2,448,387
*	Inogen, Inc.	37,638	267,794
#*	Inotiv, Inc.	4,911	16,255
*	Inozyme Pharma, Inc.	12,287	67,578
*	Insulet Corp.	8,002	1,527,342
*	Integer Holdings Corp.	76,394	7,740,240
*	Integra LifeSciences Holdings Corp.	148,087	5,945,693
*	Intellia Therapeutics, Inc.	146,715	3,494,751
*	Intra-Cellular Therapies, Inc.	6,281	422,963
*	Intuitive Surgical, Inc.	34,449	13,029,301
*	Iovance Biotherapeutics, Inc.	140,990	1,089,853
*	IQVIA Holdings, Inc.	199,539	41,550,006
	iRadimed Corp.	6,240	258,398
*	iTeos Therapeutics, Inc.	65,800	654,710
*	Jazz Pharmaceuticals PLC	44,347	5,442,264
	Johnson & Johnson	1,684,019	267,590,619
#*	Joint Corp.	40,213	392,479
#*	KalVista Pharmaceuticals, Inc.	58,426	921,378
*	Kewaunee Scientific Corp.	6,314	181,275
#*	Kiniksa Pharmaceuticals Ltd., Class A	12,135	213,940
#*	KORU Medical Systems, Inc.	5,740	11,939
#*	Krystal Biotech, Inc.	19,463	2,165,259
*	Kura Oncology, Inc.	142,666	2,873,293

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Kymera Therapeutics, Inc.	83,380	$2,733,196
	Laboratory Corp. of America Holdings	114,141	25,373,544
#*	Lantern Pharma, Inc.	5,454	23,016
*	Lantheus Holdings, Inc.	147,478	7,658,533
*	Larimar Therapeutics, Inc.	4,948	28,649
#	LeMaitre Vascular, Inc.	54,694	3,174,440
*	LENSAR, Inc.	35,748	126,905
#*	LifeStance Health Group, Inc.	11,354	67,897
*	Ligand Pharmaceuticals, Inc.	37,819	2,764,569
#*	Lipocine, Inc.	32	125
*	LivaNova PLC	74,203	3,612,202
#*	Longboard Pharmaceuticals, Inc.	1,115	23,683
*	Lumos Pharma, Inc.	2,606	7,349
*	Lyra Therapeutics, Inc.	6,380	29,029
*	MacroGenics, Inc.	38,354	548,462
*	Maravai LifeSciences Holdings, Inc., Class A	222,242	1,289,004
#*	Masimo Corp.	49,672	6,404,708
*	MaxCyte, Inc.	65,771	334,774
	McKesson Corp.	36,699	18,345,463
#*	MediciNova, Inc.	34,670	48,885
#*	Medpace Holdings, Inc.	64,490	18,803,994
	Medtronic PLC	420,257	36,789,298
*	MeiraGTx Holdings PLC	19,699	119,573
	Merck & Co., Inc.	808,550	97,656,669
*	Merit Medical Systems, Inc.	123,628	9,680,072
#*	Merrimack Pharmaceuticals, Inc.	34,774	465,972
	Mesa Laboratories, Inc.	10,988	1,006,721
*	Mettler-Toledo International, Inc.	15,443	18,488,205
*	MiMedx Group, Inc.	11,783	91,200
»	Mirati Therapeutics, Inc.	32,564	22,795
*	Moderna, Inc.	79,211	8,004,272
#*	ModivCare, Inc.	17,320	688,816
*	Molina Healthcare, Inc.	80,792	28,797,500
#*	Monte Rosa Therapeutics, Inc.	8,745	46,305
*	Myriad Genetics, Inc.	286,928	6,137,390
*	Natera, Inc.	9,785	645,223
	National HealthCare Corp.	39,171	3,644,470
#	National Research Corp.	41,021	1,616,227
*	Nautilus Biotechnology, Inc.	59,843	166,364
*	NeoGenomics, Inc.	235,195	3,492,646
*»	Neoleukin Therapeutics, Inc.	1,526	0
*	Neurocrine Biosciences, Inc.	42,269	5,907,938
#	Neurogene, Inc.	381	11,491
*	Neuronetics, Inc.	40,239	136,813
#*	Nevro Corp.	53,878	892,220
#*	Nurix Therapeutics, Inc.	118,866	939,041
#*	Nuvalent, Inc., Class A	15,235	1,145,215
#*	Olema Pharmaceuticals, Inc.	140,919	1,837,584
*	OmniAb, Inc.	233,513	1,354,375
*»	OmniAb, Inc.	13,783	0
*»	OmniAb, Inc.	13,783	0
*	Omnicell, Inc.	79,317	2,551,628
#	Oncocyte Corp.	447	1,386
#††	Opiant Pharmaceuticals, Inc.	5,178	621
#*	OptimizeRx Corp.	28,070	396,348
*	Option Care Health, Inc.	124,036	3,874,885
#*	Oragenics, Inc.	2,075	4,772
*	OraSure Technologies, Inc.	223,619	1,648,072
*	Organogenesis Holdings, Inc.	39,943	131,812

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Organon & Co.	187,465	$3,121,292
*	ORIC Pharmaceuticals, Inc.	7,990	87,810
#*	OrthoPediatrics Corp.	53,315	1,392,588
#*	Outset Medical, Inc.	11,406	34,674
#*	Ovid therapeutics, Inc.	23,124	89,490
*	Owens & Minor, Inc.	229,124	4,516,034
#*	Pacific Biosciences of California, Inc.	75,359	490,587
*	Pacira BioSciences, Inc.	91,692	2,988,242
#*	Paragon 28, Inc.	15,572	197,453
	Patterson Cos., Inc.	119,424	3,566,001
#*††	PDL BioPharma, Inc.	458,319	737,894
*	Pediatrix Medical Group, Inc.	200,858	1,880,031
*	Pennant Group, Inc.	61,700	926,117
*	Penumbra, Inc.	9,215	2,323,931
	Perrigo Co. PLC	352,166	11,297,485
*	PetIQ, Inc.	56,731	1,019,456
	Pfizer, Inc.	3,025,404	81,927,940
#*	PharmaCyte Biotech, Inc.	4,744	10,389
	Phibro Animal Health Corp., Class A	50,949	550,759
#*	Pliant Therapeutics, Inc.	29,301	525,074
*	PMV Pharmaceuticals, Inc.	13,810	24,306
#*	Poseida Therapeutics, Inc.	28,398	97,689
#	Praxis Precision Medicines, Inc.	511	22,295
#*	Predictive Oncology, Inc.	617	1,894
	Premier, Inc., Class A	267,609	5,785,707
*	Prestige Consumer Healthcare, Inc.	142,014	8,739,542
*	Privia Health Group, Inc.	10,571	213,111
#*	Pro-Dex, Inc.	6,861	148,884
*	Progyny, Inc.	28,120	1,071,091
#	Psychemedics Corp.	7,568	24,218
*	Puma Biotechnology, Inc.	9,918	46,615
*	Quanterix Corp.	67,491	1,490,876
	Quest Diagnostics, Inc.	151,722	19,485,656
*	QuidelOrtho Corp.	43,313	2,967,374
*	R1 RCM, Inc.	194,889	1,995,663
*	RadNet, Inc.	139,975	5,174,876
#*	RAPT Therapeutics, Inc.	2,892	71,577
#*	Recursion Pharmaceuticals, Inc., Class A	62,891	591,804
*	Regeneron Pharmaceuticals, Inc.	58,022	54,701,981
*	REGENXBIO, Inc.	101,328	1,248,361
#*	Relay Therapeutics, Inc.	196,428	1,816,959
#*	Repare Therapeutics, Inc.	1,049	6,860
#*	Repligen Corp.	45,396	8,598,002
*	Replimune Group, Inc.	148,915	1,155,580
	ResMed, Inc.	101,037	19,217,237
	Revvity, Inc.	127,578	13,673,810
*	Rocket Pharmaceuticals, Inc.	1,100	31,603
	Royalty Pharma PLC, Class A	91,063	2,585,279
*	Sage Therapeutics, Inc.	138,666	3,555,396
#*	Sana Biotechnology, Inc.	9,273	50,909
*	Sarepta Therapeutics, Inc.	27,558	3,279,126
	Select Medical Holdings Corp.	477,430	12,408,406
#*	Semler Scientific, Inc.	325	14,394
#*	Sensus Healthcare, Inc.	22,487	73,083
*	Sera Prognostics, Inc., Class A	3,612	25,284
#*	Shattuck Labs, Inc.	2,015	19,022
*	Shockwave Medical, Inc.	2,064	466,980
*	SI-BONE, Inc.	31,914	644,982
#	SIGA Technologies, Inc.	134,304	655,404

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#	Simulations Plus, Inc.	29,366	$1,112,971
*	Soleno Therapeutics, Inc.	4,635	214,832
*	Solid Biosciences, Inc.	5,023	34,608
#*	Sotera Health Co.	169,014	2,487,886
*	SpringWorks Therapeutics, Inc.	18,631	822,186
*	Spruce Biosciences, Inc.	4,185	15,317
#*	STAAR Surgical Co.	35,465	993,375
*	Standard BioTools, Inc.	97,341	220,964
*††	Steadymed Ltd.	10,116	0
	STERIS PLC	97,004	21,239,026
#*	Stoke Therapeutics, Inc.	14,364	69,522
	Stryker Corp.	83,305	27,947,161
*	Supernus Pharmaceuticals, Inc.	111,601	3,089,116
#*	Surgery Partners, Inc.	195,512	6,000,263
*	Surmodics, Inc.	38,572	1,358,120
*	Sutro Biopharma, Inc.	118,367	513,713
*	Tactile Systems Technology, Inc.	44,601	676,597
#*	Tango Therapeutics, Inc.	5,112	60,066
*	Taro Pharmaceutical Industries Ltd.	77,682	3,344,210
#*	Tarsus Pharmaceuticals, Inc.	16,830	458,449
*	Teladoc Health, Inc.	202,903	3,942,405
#	Teleflex, Inc.	32,713	7,943,698
*	Tenet Healthcare Corp.	208,668	17,265,190
#*	Terns Pharmaceuticals, Inc.	15,567	80,637
#*	TherapeuticsMD, Inc.	6,639	15,004
	Thermo Fisher Scientific, Inc.	147,912	79,721,610
#*	Twist Bioscience Corp.	156,655	5,075,622
#	U.S. Physical Therapy, Inc.	26,116	2,409,462
*	UFP Technologies, Inc.	20,152	3,395,814
*	United Therapeutics Corp.	82,607	17,742,331
	UnitedHealth Group, Inc.	377,517	193,190,550
	Universal Health Services, Inc., Class B	126,472	20,085,018
	Utah Medical Products, Inc.	8,679	687,464
*	Vanda Pharmaceuticals, Inc.	127,928	460,541
*	Varex Imaging Corp.	118,473	2,282,975
*	Veeva Systems, Inc., Class A	32,201	6,678,809
*	Veracyte, Inc.	60,196	1,506,104
*	Veradigm, Inc.	144,846	1,322,444
#	Verastem, Inc.	2,650	31,137
*	Vericel Corp.	43,760	1,880,805
*	Vertex Pharmaceuticals, Inc.	91,424	39,621,333
#*	Verve Therapeutics, Inc.	14,412	155,938
	Viatris, Inc.	509,464	5,996,391
*	Vir Biotechnology, Inc.	17,774	167,076
*	Voyager Therapeutics, Inc.	47,321	344,024
*	Waters Corp.	51,835	16,468,498
*	Werewolf Therapeutics, Inc.	21,877	101,291
	West Pharmaceutical Services, Inc.	43,427	16,199,574
#*	XBiotech, Inc.	9,859	45,253
*	Xencor, Inc.	131,835	2,465,314
#*	XOMA Corp.	1,135	22,666
#*	Y-mAbs Therapeutics, Inc.	2,287	29,251
*	Zentalis Pharmaceuticals, Inc.	44,048	521,969
	Zimmer Biomet Holdings, Inc.	131,131	16,470,054
*	Zimvie, Inc.	28,310	494,859
	Zoetis, Inc.	218,429	41,023,150
TOTAL HEALTH CARE			3,434,943,619

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (14.7%)
#*	3D Systems Corp.	176,329	$844,616
	3M Co.	296,322	27,957,981
	A O Smith Corp.	289,050	22,433,170
	AAON, Inc.	159,282	11,175,225
*	AAR Corp.	98,643	5,999,467
	ABM Industries, Inc.	170,203	6,942,580
	ACCO Brands Corp.	285,335	1,734,837
	Acme United Corp.	7,309	349,955
	Acuity Brands, Inc.	61,248	14,586,824
*	ACV Auctions, Inc., Class A	85,695	1,111,464
	Advanced Drainage Systems, Inc.	120,583	15,726,435
	AECOM	187,871	16,568,343
#*	AeroVironment, Inc.	50,092	6,043,099
*	AerSale Corp.	7,370	68,541
	AGCO Corp.	199,026	24,346,851
	Air Lease Corp.	215,963	9,029,413
#*	Air T, Inc.	6,373	105,856
*	Air Transport Services Group, Inc.	146,975	2,276,643
	Alamo Group, Inc.	29,471	6,256,104
*	Alaska Air Group, Inc.	237,302	8,502,531
	Albany International Corp., Class A	84,031	7,471,196
*	Alight, Inc., Class A	125,692	1,121,173
	Allegiant Travel Co.	28,855	2,262,232
	Allegion PLC	160,684	19,907,141
	Allient, Inc.	57,514	1,602,340
	Allison Transmission Holdings, Inc.	292,373	17,700,261
*	Alpha Pro Tech Ltd.	28,782	145,637
	Alta Equipment Group, Inc.	3,877	41,484
#*	Ameresco, Inc., Class A	74,961	1,531,453
#*	American Airlines Group, Inc.	242,596	3,452,141
#*	American Superconductor Corp.	52,439	576,829
*	American Woodmark Corp.	52,758	4,815,750
	AMETEK, Inc.	221,158	35,838,654
*	API Group Corp.	62,898	1,982,545
	Apogee Enterprises, Inc.	62,269	3,288,426
	Applied Industrial Technologies, Inc.	103,009	18,176,968
	ARC Document Solutions, Inc.	5,045	14,883
	ArcBest Corp.	44,062	5,249,106
	Arcosa, Inc.	128,638	10,069,783
	Argan, Inc.	55,995	2,482,258
#	Aris Water Solutions, Inc., Class A	17,549	152,676
	Armstrong World Industries, Inc.	109,506	10,864,090
#*	Array Technologies, Inc.	201,620	2,669,449
*	Art's-Way Manufacturing Co., Inc.	3,357	6,882
*	ASGN, Inc.	158,430	14,705,473
	Astec Industries, Inc.	52,196	1,858,178
*	Astronics Corp.	62,803	1,061,999
*	Astronics Corp., Class B	37,287	630,896
#*	Asure Software, Inc.	20,330	179,717
#*	Atkore, Inc.	163,382	24,920,656
	Automatic Data Processing, Inc.	302,104	74,251,121
*	Avalon Holdings Corp., Class A	2,600	5,668
	Avis Budget Group, Inc.	49,336	8,076,797
*	Axon Enterprise, Inc.	20,530	5,113,202
*	AZEK Co., Inc.	150,178	5,790,864
	AZZ, Inc.	63,501	3,965,637
	Barnes Group, Inc.	108,149	3,580,813
	Barrett Business Services, Inc.	19,697	2,211,382
*	Beacon Roofing Supply, Inc.	200,218	16,596,070

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	BGSF, Inc.	23,481	$239,506
#*	Blade Air Mobility, Inc.	25,638	76,401
*	Blue Bird Corp.	9,378	273,181
*	BlueLinx Holdings, Inc.	10,551	1,216,952
*	Boeing Co.	124,648	26,305,714
	Boise Cascade Co.	108,436	14,688,741
	Booz Allen Hamilton Holding Corp.	196,804	27,704,099
*	Bowman Consulting Group Ltd.	779	24,468
	Brady Corp., Class A	108,218	6,517,970
*	BrightView Holdings, Inc.	11,932	106,553
	Brink's Co.	108,700	8,787,308
	Broadridge Financial Solutions, Inc.	141,171	28,827,118
*	Broadwind, Inc.	4,684	10,961
*	Builders FirstSource, Inc.	259,007	44,997,286
	BWX Technologies, Inc.	193,548	15,770,291
#*	Byrna Technologies, Inc.	5,301	37,213
*	CACI International, Inc., Class A	59,078	20,306,881
	Cadeler AS, ADR	26,622	481,326
	Cadre Holdings, Inc.	7,523	255,707
	Carlisle Cos., Inc.	73,531	23,107,852
	Carrier Global Corp.	854,909	46,772,071
	Caterpillar, Inc.	426,704	128,143,478
*	CBIZ, Inc.	155,483	9,898,048
*	CECO Environmental Corp.	98,773	1,909,282
	CH Robinson Worldwide, Inc.	157,233	13,221,723
	Chicago Rivet & Machine Co.	653	11,669
*	Cimpress PLC	37,093	2,790,135
	Cintas Corp.	53,406	32,287,665
	Civeo Corp.	27,472	609,878
#*	Clarivate PLC	151,967	1,358,585
*	Clean Harbors, Inc.	152,293	25,579,132
	Columbus McKinnon Corp.	76,555	2,991,004
	Comfort Systems USA, Inc.	83,864	18,237,904
*	Commercial Vehicle Group, Inc.	85,531	555,096
	CompX International, Inc.	9,138	220,409
#	Concentrix Corp.	158,296	14,067,766
*	Concrete Pumping Holdings, Inc.	4,502	34,755
*	Conduent, Inc.	423,444	1,524,398
*	Construction Partners, Inc., Class A	96,395	4,385,972
	Copa Holdings SA, Class A	39,950	3,837,597
*	Copart, Inc.	304,941	14,649,366
*	Core & Main, Inc., Class A	4,753	196,346
#††	Costa Communications, Inc.	5,301	6,997
	Costamare, Inc.	380,919	4,079,642
	Covenant Logistics Group, Inc.	38,654	1,868,534
*»	CPI Aerostructures, Inc.	27,297	73,702
	CRA International, Inc.	23,082	2,475,314
	Crane Co.	121,168	15,038,160
	CSG Systems International, Inc.	94,123	4,735,328
	CSW Industrials, Inc.	50,720	10,730,830
	CSX Corp.	1,970,218	70,336,783
	Cummins, Inc.	177,336	42,436,505
	Curtiss-Wright Corp.	112,805	25,107,009
*	Custom Truck One Source, Inc.	8,943	58,487
*	Daseke, Inc.	58,412	475,474
#*	Dayforce, Inc.	53,959	3,751,230
	Deere & Co.	217,159	85,469,439
	Delta Air Lines, Inc.	813,813	31,852,641
	Deluxe Corp.	52,878	999,923

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Distribution Solutions Group, Inc.	52,729	$1,683,110
*	DLH Holdings Corp.	24,977	392,139
*	DNOW, Inc.	146,557	1,478,760
	Donaldson Co., Inc.	254,309	16,425,818
	Douglas Dynamics, Inc.	90,891	2,285,909
	Dover Corp.	158,603	23,755,557
*	Driven Brands Holdings, Inc.	19,314	253,207
*	Ducommun, Inc.	33,021	1,629,586
	Dun & Bradstreet Holdings, Inc.	134,203	1,555,413
*	DXP Enterprises, Inc.	46,256	1,490,368
*	Dycom Industries, Inc.	89,317	9,976,709
#	Eagle Bulk Shipping, Inc.	24,247	1,336,737
	Eastern Co.	16,755	412,005
	Eaton Corp. PLC	180,991	44,538,265
	EMCOR Group, Inc.	141,748	32,334,136
	Emerson Electric Co.	247,271	22,682,169
#	Encore Wire Corp.	55,010	12,404,755
*	Energy Recovery, Inc.	32,086	497,654
	Enerpac Tool Group Corp.	140,169	4,377,478
	EnerSys	104,077	9,946,639
	Ennis, Inc.	77,526	1,579,205
	Enpro, Inc.	52,642	7,863,662
*	Enviri Corp.	236,863	2,039,390
	Equifax, Inc.	64,068	15,654,375
	Esab Corp.	98,094	8,435,103
	ESCO Technologies, Inc.	65,644	6,687,154
	Espey Mfg. & Electronics Corp.	4,614	101,508
	EVI Industries, Inc.	1,292	29,832
*	ExlService Holdings, Inc.	305,288	9,549,409
	Expeditors International of Washington, Inc.	214,437	27,089,826
	Exponent, Inc.	99,063	8,736,366
	Fastenal Co.	537,333	36,662,231
	Federal Signal Corp.	166,270	12,799,465
	FedEx Corp.	192,028	46,334,436
	Ferguson PLC	184,709	34,699,433
	First Advantage Corp.	5,010	82,014
	Flowserve Corp.	125,641	5,016,845
#*	Fluence Energy, Inc.	30,610	608,221
*	Fluor Corp.	148,436	5,597,522
#*	Flux Power Holdings, Inc.	3,590	16,442
*	Forrester Research, Inc.	49,116	1,251,476
	Fortive Corp.	253,056	19,783,918
	Fortune Brands Innovations, Inc.	287,782	22,329,005
	Forward Air Corp.	70,426	3,121,985
*	Franklin Covey Co.	40,070	1,620,431
	Franklin Electric Co., Inc.	118,930	11,210,342
*	FreightCar America, Inc.	8,587	24,473
	FTAI Infrastructure, Inc.	9,240	39,362
*	FTI Consulting, Inc.	87,355	16,738,092
*	Gates Industrial Corp. PLC	31,428	404,793
	GATX Corp.	102,033	12,514,347
#	Genco Shipping & Trading Ltd.	115,206	2,020,713
*	Gencor Industries, Inc.	29,560	461,136
*	Generac Holdings, Inc.	61,227	6,959,673
	General Dynamics Corp.	143,773	38,098,407
	General Electric Co.	487,191	64,513,832
	Genpact Ltd.	383,167	13,755,695
*	Gibraltar Industries, Inc.	82,181	6,650,087
	Global Industrial Co.	84,890	3,610,372

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	GMS, Inc.	102,650	$8,639,024
	Gorman-Rupp Co.	71,412	2,384,447
	Graco, Inc.	243,015	20,729,179
#	GrafTech International Ltd.	175,763	233,765
*	Graham Corp.	34,756	676,352
	Granite Construction, Inc.	95,197	4,294,337
*	Great Lakes Dredge & Dock Corp.	230,767	1,763,060
#	Greenbrier Cos., Inc.	93,688	4,259,056
#*	GreenPower Motor Co., Inc.	5,005	13,313
	Griffon Corp.	143,646	8,368,816
*	GXO Logistics, Inc.	242,332	13,178,014
	H&E Equipment Services, Inc.	112,159	6,033,033
*	Hawaiian Holdings, Inc.	4,702	67,004
#*	Hayward Holdings, Inc.	192,288	2,407,446
*	Healthcare Services Group, Inc.	95,534	901,841
	Heartland Express, Inc.	150,531	1,949,376
	HEICO Corp.	28,193	5,063,181
	HEICO Corp., Class A	60,193	8,515,504
	Heidrick & Struggles International, Inc.	52,196	1,564,314
	Helios Technologies, Inc.	78,902	3,255,497
	Herc Holdings, Inc.	96,806	14,277,917
#*	Hertz Global Holdings, Inc.	272,982	2,279,400
	Hexcel Corp.	217,628	14,448,323
	Hillenbrand, Inc.	189,771	8,837,635
*	Hillman Solutions Corp.	23,390	205,598
	HireQuest, Inc.	871	11,584
	HNI Corp.	98,968	4,029,977
	Honeywell International, Inc.	381,289	77,119,513
	Howmet Aerospace, Inc.	367,933	20,699,911
*	Hub Group, Inc., Class A	171,200	7,751,936
	Hubbell, Inc.	85,240	28,603,987
*	Hudson Global, Inc.	21,842	322,170
*	Hudson Technologies, Inc.	27,643	350,513
	Huntington Ingalls Industries, Inc.	74,199	19,211,605
	Hurco Cos., Inc.	16,887	407,146
*	Huron Consulting Group, Inc.	85,109	8,811,335
	Hyster-Yale Materials Handling, Inc.	31,762	2,087,399
*	IBEX Holdings Ltd.	39,522	712,186
	ICF International, Inc.	46,467	6,460,772
#*	Ideal Power, Inc.	1,199	8,693
	IDEX Corp.	68,726	14,535,549
*	IES Holdings, Inc.	35,815	2,935,397
	Illinois Tool Works, Inc.	211,517	55,184,785
	Ingersoll Rand, Inc.	339,423	27,106,321
#*	Innodata, Inc.	7,948	82,421
*	Innovative Solutions & Support, Inc.	32,517	264,688
	Insperity, Inc.	93,167	10,685,323
	Insteel Industries, Inc.	61,713	2,137,121
	Interface, Inc.	76,072	944,054
	ITT, Inc.	214,992	25,966,734
	Jacobs Solutions, Inc.	125,106	16,860,536
*	Janus International Group, Inc.	80,738	1,142,443
	JB Hunt Transport Services, Inc.	160,949	32,347,530
*	JELD-WEN Holding, Inc.	203,114	3,777,920
#*	JetBlue Airways Corp.	1,425,183	7,567,722
	John Bean Technologies Corp.	74,819	7,389,124
	Johnson Controls International PLC	259,245	13,659,619
#	Kadant, Inc.	31,929	9,131,694
	Kaman Corp.	42,331	1,907,012

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Karat Packaging, Inc.	2,335	$56,320
	KBR, Inc.	375,623	19,573,715
	Kelly Services, Inc., Class A	145,779	2,995,758
	Kennametal, Inc.	189,238	4,640,116
#	Kforce, Inc.	89,580	6,122,793
*	Kirby Corp.	143,861	11,316,106
	Knight-Swift Transportation Holdings, Inc.	354,820	20,359,572
	Korn Ferry	160,047	9,389,957
*	Kratos Defense & Security Solutions, Inc.	269,163	4,556,930
*	L B Foster Co., Class A	28,244	649,330
	L3Harris Technologies, Inc.	80,592	16,796,985
	Landstar System, Inc.	90,951	17,437,126
*	Legalzoom.com, Inc.	14,767	152,248
	Leidos Holdings, Inc.	192,635	21,280,388
	Lennox International, Inc.	42,358	18,136,001
*	Limbach Holdings, Inc.	29,902	1,285,786
	Lincoln Electric Holdings, Inc.	131,552	29,233,485
	Lindsay Corp.	26,736	3,478,621
#	LiqTech International, Inc.	1,314	4,271
*	Liquidity Services, Inc.	113,568	1,981,762
	Lockheed Martin Corp.	161,715	69,442,038
*	LS Starrett Co., Class A	125,165	1,677,211
	LSI Industries, Inc.	75,131	1,026,289
	Luxfer Holdings PLC	39,886	328,262
*	Manitex International, Inc.	43,909	328,439
*	Manitowoc Co., Inc.	144,693	2,329,557
	ManpowerGroup, Inc.	127,955	9,486,584
	Marten Transport Ltd.	242,734	4,490,579
	Masco Corp.	173,150	11,651,263
*	Masonite International Corp.	58,009	5,339,728
*	MasTec, Inc.	232,040	15,238,067
*	Mastech Digital, Inc.	18,872	162,299
*	Masterbrand, Inc.	311,807	4,387,124
*	Matrix Service Co.	82,387	764,551
	Matson, Inc.	134,791	15,100,636
	Matthews International Corp., Class A	62,595	2,059,375
	Maximus, Inc.	159,916	12,972,386
*	Mayville Engineering Co., Inc.	7,782	98,754
	McGrath RentCorp	83,386	10,477,451
	MDU Resources Group, Inc.	327,712	6,393,661
*	Mercury Systems, Inc.	80,910	2,399,791
*	Middleby Corp.	117,193	16,532,417
	Miller Industries, Inc.	17,424	701,316
	MillerKnoll, Inc.	103,180	2,743,556
*	Mistras Group, Inc.	49,385	383,721
*	Montrose Environmental Group, Inc.	41,703	1,218,145
	Moog, Inc., Class A	86,896	12,148,061
*	MRC Global, Inc.	114,596	1,221,593
	MSA Safety, Inc.	71,863	11,859,551
	MSC Industrial Direct Co., Inc., Class A	120,801	11,920,643
	Mueller Industries, Inc.	349,530	16,777,440
	Mueller Water Products, Inc., Class A	395,009	5,415,573
*	MYR Group, Inc.	54,599	7,854,066
	National Presto Industries, Inc.	14,272	1,129,914
*	NEXTracker, Inc., Class A	168,189	7,613,916
	NL Industries, Inc.	257,252	1,350,573
#*	NN, Inc.	79,959	368,611
	Nordson Corp.	62,525	15,738,793
	Norfolk Southern Corp.	177,703	41,802,854

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Northrop Grumman Corp.	64,731	$28,919,222
*	Northwest Pipe Co.	27,473	834,355
*	NV5 Global, Inc.	34,111	3,577,903
	nVent Electric PLC	200,418	12,033,097
	Old Dominion Freight Line, Inc.	57,652	22,543,085
#	Omega Flex, Inc.	9,847	686,927
*	OPENLANE, Inc.	324,383	4,567,313
*	Orion Group Holdings, Inc.	132,989	752,718
	Oshkosh Corp.	160,430	17,663,343
	Otis Worldwide Corp.	276,063	24,415,012
	Owens Corning	212,040	32,130,421
	PACCAR, Inc.	560,102	56,228,640
*	PAM Transportation Services, Inc.	67,432	1,396,517
	Pangaea Logistics Solutions Ltd.	74,703	696,232
	Park Aerospace Corp.	50,961	751,675
	Parker-Hannifin Corp.	106,577	49,505,016
	Park-Ohio Holdings Corp.	48,634	1,203,205
*	Parsons Corp.	56,082	3,653,742
	Paychex, Inc.	201,591	24,539,672
	Paycom Software, Inc.	45,175	8,594,092
#*	Paycor HCM, Inc.	21,713	421,884
*	Paylocity Holding Corp.	35,766	5,665,692
	Pentair PLC	372,610	27,263,874
*	Performant Financial Corp.	8,742	24,652
#*	Perma-Fix Environmental Services, Inc.	20,738	163,830
*	Perma-Pipe International Holdings, Inc.	16,930	135,948
*	Pioneer Power Solutions, Inc.	2,486	12,430
	Pitney Bowes, Inc.	12,700	52,197
#*	Planet Labs PBC	32,452	73,342
#*	Plug Power, Inc.	74,214	330,252
	Powell Industries, Inc.	60,852	7,212,788
	Preformed Line Products Co.	15,008	1,834,728
	Primoris Services Corp.	142,645	4,678,756
*	Proto Labs, Inc.	38,951	1,405,742
*	Quad/Graphics, Inc.	92,400	504,504
	Quanex Building Products Corp.	103,451	3,229,740
	Quanta Services, Inc.	148,989	28,911,315
*	Quest Resource Holding Corp.	16,114	111,187
*	Radiant Logistics, Inc.	131,550	807,717
*	RBC Bearings, Inc.	31,392	8,430,008
*	RCM Technologies, Inc.	22,100	608,855
	Regal Rexnord Corp.	154,896	20,672,420
	Republic Services, Inc.	153,856	26,327,839
*	Resideo Technologies, Inc.	243,666	4,086,279
	Resources Connection, Inc.	92,014	1,238,508
	REV Group, Inc.	163,263	3,186,894
	Robert Half, Inc.	240,774	19,151,164
#*	Rocket Lab USA, Inc.	143,307	695,039
	Rockwell Automation, Inc.	120,719	30,575,708
	Rollins, Inc.	360,518	15,614,035
	RTX Corp.	701,753	63,943,733
	Rush Enterprises, Inc., Class A	223,790	10,050,409
	Rush Enterprises, Inc., Class B	32,235	1,523,748
*	RXO, Inc.	244,132	5,077,946
	Ryder System, Inc.	146,730	16,664,126
*	Saia, Inc.	51,801	23,340,495
	Schneider National, Inc., Class B	46,499	1,140,155
	Science Applications International Corp.	126,544	16,154,607
	Sensata Technologies Holding PLC	136,189	4,925,956

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Servotronics, Inc.	1,473	$19,075
#*	Shoals Technologies Group, Inc., Class A	94,202	1,240,640
	Shyft Group, Inc.	86,340	935,062
*	SIFCO Industries, Inc.	7,118	21,923
	Simpson Manufacturing Co., Inc.	93,249	16,877,137
*	SiteOne Landscape Supply, Inc.	64,621	9,987,176
*	SkyWest, Inc.	139,551	7,432,486
	Snap-on, Inc.	69,726	20,215,659
	Southwest Airlines Co.	509,238	15,221,124
*	SP Plus Corp.	21,286	1,101,125
#	Spirit Airlines, Inc.	230,197	1,447,939
*	SPX Technologies, Inc.	120,388	12,115,848
	SS&C Technologies Holdings, Inc.	238,881	14,576,519
	Standex International Corp.	33,399	4,931,696
	Stanley Black & Decker, Inc.	111,049	10,360,872
	Steelcase, Inc., Class A	242,009	3,068,674
*	Stericycle, Inc.	121,132	5,814,336
#*	Sterling Check Corp.	8,850	120,714
*	Sterling Infrastructure, Inc.	78,696	5,910,070
*	Stratasys Ltd.	35,215	465,542
*	Sun Country Airlines Holdings, Inc.	34,604	470,960
#*	Sunrun, Inc.	262,823	3,805,677
#*	Symbotic, Inc.	1,766	75,991
#*	TaskUS, Inc., Class A	47,460	590,402
*	Taylor Devices, Inc.	4,452	137,122
	TechPrecision Corp.	2,148	8,162
#	Tecnoglass, Inc.	64,795	2,981,218
	Tennant Co.	47,147	4,456,334
	Terex Corp.	193,637	11,895,121
	Tetra Tech, Inc.	103,145	16,315,476
	Textron, Inc.	264,784	22,429,853
*	Thermon Group Holdings, Inc.	90,227	2,957,641
	Timken Co.	212,130	17,375,568
*	Titan International, Inc.	254,984	3,763,564
*	Titan Machinery, Inc.	52,432	1,401,507
	Toro Co.	194,335	17,972,101
	Trane Technologies PLC	89,061	22,447,825
#*	Transcat, Inc.	23,287	2,562,501
	TransDigm Group, Inc.	10,825	11,828,261
	TransUnion	153,462	10,618,036
*	Trex Co., Inc.	131,472	10,712,339
*	TriNet Group, Inc.	81,862	9,307,709
	Trinity Industries, Inc.	287,379	7,224,708
*	Triumph Group, Inc.	85,676	1,387,951
*	TrueBlue, Inc.	44,252	609,793
	TTEC Holdings, Inc.	109,255	2,226,617
*	Tutor Perini Corp.	76,528	685,691
	Twin Disc, Inc.	26,338	402,708
*	Uber Technologies, Inc.	75,422	4,922,794
	UFP Industries, Inc.	168,829	19,153,650
#*	U-Haul Holding Co.	34,451	2,282,723
	U-Haul Holding Co.	316,060	20,186,752
*	Ultralife Corp.	61,408	434,155
	UniFirst Corp.	34,079	5,773,664
	Union Pacific Corp.	518,417	126,457,459
*	United Airlines Holdings, Inc.	440,850	18,242,373
	United Parcel Service, Inc., Class B	468,176	66,434,174
	United Rentals, Inc.	107,895	67,477,533
	Universal Logistics Holdings, Inc.	72,087	2,200,095

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Upwork, Inc.	99,620	$1,365,790
*	V2X, Inc.	17,089	664,591
	Valmont Industries, Inc.	54,352	12,267,790
	Veralto Corp.	83,898	6,434,138
	Verisk Analytics, Inc.	127,878	30,886,373
*	Verra Mobility Corp.	214,417	5,126,710
	Vertiv Holdings Co., Class A	159,267	8,971,510
	Vestis Corp.	184,549	3,949,349
*	Viad Corp.	36,105	1,193,631
*	Vicor Corp.	37,966	1,430,179
	Virco Mfg. Corp.	31,667	379,371
#*	VirTra, Inc.	6,136	62,894
	VSE Corp.	32,029	1,989,321
	Wabash National Corp.	192,420	4,868,226
	Waste Management, Inc.	331,754	61,583,495
#	Watsco, Inc.	55,494	21,697,044
»	Watsco, Inc., Class B	4,958	1,946,610
	Watts Water Technologies, Inc., Class A	64,595	12,790,456
	Werner Enterprises, Inc.	193,671	7,659,688
	WESCO International, Inc.	98,511	17,093,629
	Westinghouse Air Brake Technologies Corp.	188,621	24,816,865
*	Wilhelmina International, Inc.	3,392	15,027
*	Willdan Group, Inc.	24,663	472,050
*	Willis Lease Finance Corp.	8,926	437,463
*	WillScot Mobile Mini Holdings Corp.	602,914	28,517,832
	Woodward, Inc.	135,694	18,694,562
	WW Grainger, Inc.	61,672	55,235,910
*	Xometry, Inc., Class A	2,909	93,612
*	XPO, Inc.	239,865	20,494,066
	Xylem, Inc.	204,831	23,031,198
	Zurn Elkay Water Solutions Corp.	24,214	717,945
TOTAL INDUSTRIALS			4,727,942,611
INFORMATION TECHNOLOGY — (22.8%)
#*	8x8, Inc.	34,091	114,546
#*	908 Devices, Inc.	712	5,041
	A10 Networks, Inc.	140,642	1,880,384
	Accenture PLC, Class A	449,831	163,684,504
*	ACI Worldwide, Inc.	230,605	6,934,292
	Adeia, Inc.	139,848	1,697,755
*	Adobe, Inc.	233,598	144,312,172
#	Advanced Energy Industries, Inc.	101,003	10,522,493
*	Advanced Micro Devices, Inc.	447,671	75,069,950
#*	Aehr Test Systems	12,821	190,392
*	Agilysys, Inc.	39,891	3,339,276
*	Airgain, Inc.	21,069	87,436
*	Akamai Technologies, Inc.	159,798	19,691,908
#*	Alarm.com Holdings, Inc.	59,380	3,611,492
*	Alithya Group, Inc., Class A	12,942	15,401
*	Alkami Technology, Inc.	44,395	1,093,005
*	Allegro MicroSystems, Inc.	61,784	1,602,677
*	Alpha & Omega Semiconductor Ltd.	90,146	2,313,146
*	Ambarella, Inc.	67,984	3,573,239
	Amdocs Ltd.	152,769	14,005,862
	American Software, Inc., Class A	81,814	926,953
	Amkor Technology, Inc.	770,418	24,391,434
	Amphenol Corp., Class A	278,124	28,118,336
*	Amtech Systems, Inc.	32,847	134,016
	Analog Devices, Inc.	208,424	40,092,441

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Apple, Inc.	7,946,323	$1,465,301,961
	Applied Materials, Inc.	712,387	117,045,184
#*	Applied Optoelectronics, Inc.	12,851	202,146
*	AppLovin Corp., Class A	220,200	9,056,826
*	Arista Networks, Inc.	58,613	15,162,011
*	Arrow Electronics, Inc.	180,882	20,105,034
*	Aspen Technology, Inc.	48,675	9,345,113
*	AstroNova, Inc.	16,656	293,645
*	Astrotech Corp.	1,031	7,743
*	Atlassian Corp., Class A	15,287	3,818,234
#*	Aurora Innovation, Inc.	420,933	1,258,590
*	Autodesk, Inc.	64,638	16,405,771
#*	AvePoint, Inc.	25,079	193,108
*	Aviat Networks, Inc.	55,622	1,659,204
	Avnet, Inc.	238,525	10,805,182
*	Aware, Inc.	45,033	69,801
*	Axcelis Technologies, Inc.	53,524	6,960,796
*	AXT, Inc.	113,969	280,364
	Badger Meter, Inc.	79,649	11,468,660
	Bel Fuse, Inc., Class A	4,354	309,700
	Bel Fuse, Inc., Class B	31,479	2,104,686
	Belden, Inc.	107,318	7,960,849
	Benchmark Electronics, Inc.	104,467	2,833,145
	Bentley Systems, Inc., Class B	43,517	2,193,257
#*	Bill Holdings, Inc.	43,379	3,385,731
*	BK Technologies Corp.	4,890	58,191
*	Blackbaud, Inc.	81,630	6,605,500
*	BlackLine, Inc.	6,604	387,523
*	Box, Inc., Class A	120,622	3,133,760
*	Brightcove, Inc.	127,580	292,158
	Broadcom, Inc.	291,876	344,413,680
*	Cadence Design Systems, Inc.	37,268	10,750,327
*	Calix, Inc.	155,258	5,151,460
*	Cambium Networks Corp.	14,819	62,981
*	CCC Intelligent Solutions Holdings, Inc.	70,263	772,190
	CDW Corp.	187,327	42,470,777
*	Cerence, Inc.	90,843	1,818,677
*	CEVA, Inc.	54,928	1,054,618
*	Ciena Corp.	289,450	15,340,850
*	Cirrus Logic, Inc.	121,846	9,406,511
	Cisco Systems, Inc.	2,852,652	143,146,077
#*	Cleanspark, Inc.	419,919	3,380,348
	Clear Secure, Inc., Class A	23,473	446,691
#*	Clearfield, Inc.	31,727	799,203
	Climb Global Solutions, Inc.	9,192	507,582
*	Cloudflare, Inc., Class A	6,205	490,505
#*	Coda Octopus Group, Inc.	22,446	118,515
	Cognex Corp.	86,749	3,135,109
	Cognizant Technology Solutions Corp., Class A	440,603	33,979,303
*	Cognyte Software Ltd.	94,965	672,352
*	Coherent Corp.	25,377	1,206,423
*	Cohu, Inc.	133,246	4,245,218
	Comtech Telecommunications Corp.	82,691	523,434
*	Consensus Cloud Solutions, Inc.	39,399	856,534
#*	CoreCard Corp.	729	8,821
	Corning, Inc.	743,399	24,153,034
*	Corsair Gaming, Inc.	140,971	1,794,561
*	CPI Card Group, Inc.	215	3,924
*	CPS Technologies Corp.	3,094	7,395

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Crane NXT Co.	119,868	$6,985,907
*	Credo Technology Group Holding Ltd.	119,516	2,451,273
#	Crexendo, Inc.	6,605	39,300
*	Crowdstrike Holdings, Inc., Class A	7,753	2,267,752
#*	CS Disco, Inc.	19,987	163,494
	CSP, Inc.	8,195	195,861
	CTS Corp.	79,580	3,267,555
*	CVD Equipment Corp.	2,767	13,752
*	Daktronics, Inc.	119,242	903,854
*	Data I/O Corp.	16,306	53,158
*	Datadog, Inc., Class A	14,735	1,833,623
#*	Dave, Inc.	9,978	172,719
	Dell Technologies, Inc., Class C	159,887	13,251,435
#	Diebold Nixdorf, Inc.	13,797	419,429
#*	Digi International, Inc.	76,792	1,866,814
*»	Digital Turbine, Inc.	127,793	688,804
#*	DigitalOcean Holdings, Inc.	74,189	2,501,653
*	Diodes, Inc.	130,146	8,761,429
*	DocuSign, Inc.	13,840	843,133
	Dolby Laboratories, Inc., Class A	117,937	9,810,000
#*	DoubleVerify Holdings, Inc.	137,475	5,500,375
*	Dropbox, Inc., Class A	308,723	9,780,345
*	DXC Technology Co.	219,797	4,791,575
*	Dynatrace, Inc.	47,491	2,706,987
*	DZS, Inc.	41,035	64,015
#*	E2open Parent Holdings, Inc.	375,034	1,410,128
*	Eastman Kodak Co.	32,288	111,394
	Ebix, Inc.	36,470	76,952
*	eGain Corp.	48,808	366,060
*	Elastic NV	11,765	1,377,211
*	Electro-Sensors, Inc.	1,588	6,622
#*	Enfusion, Inc., Class A	11,872	93,789
*	Enphase Energy, Inc.	66,551	6,929,956
#	Entegris, Inc.	94,031	11,067,449
#*	Envestnet, Inc.	103,460	5,286,806
*	EPAM Systems, Inc.	35,260	9,806,159
*	ePlus, Inc.	73,481	5,550,755
*	Everbridge, Inc.	50,754	1,134,859
#*	EverCommerce, Inc.	3,752	36,544
#*	Everspin Technologies, Inc.	2,019	17,242
*	Extreme Networks, Inc.	97,909	1,322,751
*	F5, Inc.	72,060	13,237,422
*	Fabrinet	91,036	19,437,096
*	Fair Isaac Corp.	14,114	16,920,287
#*	FARO Technologies, Inc.	33,399	756,153
#*	Fastly, Inc., Class A	256,315	5,157,058
*	First Solar, Inc.	163,020	23,849,826
*	Flex Ltd.	965,580	22,922,869
*	FormFactor, Inc.	193,285	7,493,659
*	Fortinet, Inc.	291,607	18,805,735
*	Franklin Wireless Corp.	8,801	25,083
*	Frequency Electronics, Inc.	36,985	377,987
*	Freshworks, Inc., Class A	96,249	2,136,728
*	Gartner, Inc.	73,006	33,395,865
	Gen Digital, Inc.	757,736	17,791,641
#*	Genasys, Inc.	51,221	80,417
*	Gitlab, Inc., Class A	46,396	3,299,220
#*	GLOBALFOUNDRIES, Inc.	39,619	2,178,253
*	Globant SA	44,306	10,447,798

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	GoDaddy, Inc., Class A	84,311	$8,992,611
*	Grid Dynamics Holdings, Inc.	85,537	1,116,258
*	GSI Technology, Inc.	54,070	107,059
*	Guidewire Software, Inc.	58,333	6,514,629
	Hackett Group, Inc.	105,620	2,441,934
#*	Harmonic, Inc.	263,180	3,079,206
*	HashiCorp, Inc., Class A	194,941	4,261,410
	Hewlett Packard Enterprise Co.	1,175,649	17,975,673
	HP, Inc.	536,451	15,401,508
*	HubSpot, Inc.	5,453	3,331,783
*	Ichor Holdings Ltd.	69,784	2,526,181
*	Identiv, Inc.	33,818	264,457
	Immersion Corp.	39,703	271,171
#*	Infinera Corp.	102,263	505,179
*	Informatica, Inc., Class A	17,072	512,160
	Information Services Group, Inc.	121,760	538,179
#*	Insight Enterprises, Inc.	55,108	10,180,652
#*	Instructure Holdings, Inc.	4,151	102,239
*	Intapp, Inc.	14,705	633,491
	Intel Corp.	1,953,693	84,165,094
#*	Intellicheck, Inc.	7,755	13,261
#	InterDigital, Inc.	88,259	9,271,608
	International Business Machines Corp.	547,292	100,515,649
*	inTEST Corp.	38,012	453,483
*	Intevac, Inc.	59,949	247,589
	Intuit, Inc.	38,347	24,209,612
#*	IonQ, Inc.	223,013	2,290,344
*	IPG Photonics Corp.	88,930	8,705,358
*	Issuer Direct Corp.	7,605	115,216
*	Iteris, Inc.	87,120	419,918
*	Itron, Inc.	94,665	6,829,133
	Jabil, Inc.	392,954	49,233,207
#*	Jamf Holding Corp.	133,024	2,466,265
*	JFrog Ltd.	165,935	5,397,866
	Juniper Networks, Inc.	221,397	8,182,833
*	Key Tronic Corp.	22,454	95,654
*	Keysight Technologies, Inc.	173,657	26,614,672
*	Kimball Electronics, Inc.	67,941	1,615,637
	KLA Corp.	89,443	53,132,720
*	Knowles Corp.	299,910	4,891,532
	Kulicke & Soffa Industries, Inc.	154,047	7,751,645
*	KVH Industries, Inc.	93,718	456,407
*	Kyndryl Holdings, Inc.	296,695	6,088,181
	Lam Research Corp.	77,021	63,555,419
*	Lantronix, Inc.	55,452	337,148
#*	Lattice Semiconductor Corp.	125,393	7,631,418
*	LGL Group, Inc.	6,640	41,832
	Littelfuse, Inc.	55,677	13,468,266
*	LiveRamp Holdings, Inc.	163,360	6,449,453
*	Lumentum Holdings, Inc.	80,843	4,441,514
#*	Luna Innovations, Inc.	87,808	629,583
#*	MACOM Technology Solutions Holdings, Inc.	102,186	8,811,499
*	Magnachip Semiconductor Corp.	113,858	743,493
*	Manhattan Associates, Inc.	57,829	14,027,002
#*	Marathon Digital Holdings, Inc.	255,967	4,538,295
	Marvell Technology, Inc.	412,775	27,944,867
*	Matterport, Inc.	448,214	1,008,482
*	MaxLinear, Inc.	132,936	2,767,728
#*	MeridianLink, Inc.	2,467	56,124

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Methode Electronics, Inc.	70,570	$1,465,033
	Microchip Technology, Inc.	566,055	48,216,565
	Micron Technology, Inc.	628,992	53,936,064
	Microsoft Corp.	3,968,585	1,577,830,024
#*	Mirion Technologies, Inc.	9,215	87,082
#*	Mitek Systems, Inc.	102,404	1,290,290
#	MKS Instruments, Inc.	8,108	863,097
*	Model N, Inc.	27,174	732,339
#*	MongoDB, Inc.	7,294	2,921,393
	Monolithic Power Systems, Inc.	22,503	13,563,008
	Motorola Solutions, Inc.	63,738	20,364,291
#*	M-Tron Industries, Inc.	3,320	101,028
*	N-able, Inc.	113,328	1,470,997
#	Napco Security Technologies, Inc.	59,390	2,063,802
#*	Navitas Semiconductor Corp.	170,893	979,217
#*	nCino, Inc.	64,841	2,041,195
*	NCR Voyix Corp.	276,699	4,067,475
	NetApp, Inc.	262,486	22,888,779
*	NETGEAR, Inc.	38,750	550,250
*	NetScout Systems, Inc.	140,213	3,015,982
#*	NetSol Technologies, Inc.	24,448	50,607
	Network-1 Technologies, Inc.	57,475	124,721
*	nLight, Inc.	118,972	1,544,257
*	Nortech Systems, Inc.	446	4,580
#*	Novanta, Inc.	35,164	5,434,596
*	Nutanix, Inc., Class A	85,299	4,793,804
#	NVE Corp.	7,415	593,126
	NVIDIA Corp.	1,036,360	637,641,252
	NXP Semiconductors NV	93,546	19,697,981
*	Okta, Inc.	33,138	2,738,856
*	Olo, Inc., Class A	264,124	1,365,521
*	ON Semiconductor Corp.	423,762	30,142,191
	ON24, Inc.	109,580	838,287
*	OneSpan, Inc.	81,437	835,544
*	Onto Innovation, Inc.	89,445	14,445,367
*	Optical Cable Corp.	8,150	21,761
	Oracle Corp.	819,046	91,487,438
*	OSI Systems, Inc.	48,760	6,242,743
#*	Ouster, Inc.	23,082	120,488
*	Palantir Technologies, Inc., Class A	91,842	1,477,738
#*	Palo Alto Networks, Inc.	34,785	11,775,070
#*	PAR Technology Corp.	38,822	1,767,954
	PC Connection, Inc.	71,269	4,597,563
*	PDF Solutions, Inc.	89,834	2,802,821
*	Perficient, Inc.	89,248	6,080,466
*	Photronics, Inc.	331,515	9,686,868
*	Plexus Corp.	86,602	8,202,941
#	Power Integrations, Inc.	124,140	9,305,534
#*	Powerfleet, Inc. NJ	38,193	122,218
#*	PowerSchool Holdings, Inc., Class A	74,071	1,743,631
#*	Procore Technologies, Inc.	25,012	1,785,607
	Progress Software Corp.	134,361	7,633,048
*	PTC, Inc.	81,914	14,797,764
*	Pure Storage, Inc., Class A	179,745	7,188,003
*	Q2 Holdings, Inc.	72,039	3,065,259
*	Qorvo, Inc.	128,541	12,820,679
	QUALCOMM, Inc.	817,724	121,440,191
*	Qualys, Inc.	76,204	14,415,511
#*	QuickLogic Corp.	8,226	93,530

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Rambus, Inc.	283,514	$19,429,214
*	Red Violet, Inc.	3,910	73,039
*	RF Industries Ltd.	19,118	58,883
#*	Ribbon Communications, Inc.	403,699	1,227,245
	Richardson Electronics Ltd.	31,325	308,238
#*	Rimini Street, Inc.	154,721	507,485
*	Riot Platforms, Inc.	256,826	2,799,403
*	Rogers Corp.	43,972	5,068,652
	Roper Technologies, Inc.	38,852	20,863,524
*	Salesforce, Inc.	172,057	48,363,502
*	Samsara, Inc., Class A	69,922	2,195,551
*	Sanmina Corp.	183,395	10,970,689
	Sapiens International Corp. NV	76,642	2,092,327
*	ScanSource, Inc.	107,798	4,232,149
	Seagate Technology Holdings PLC	228,330	19,563,314
*	SecureWorks Corp., Class A	49,629	341,944
*	SEMrush Holdings, Inc., Class A	10,677	123,213
*	SentinelOne, Inc., Class A	593,431	15,903,951
*	ServiceNow, Inc.	15,136	11,585,094
*	SigmaTron International, Inc.	9,201	29,259
#*	Silicon Laboratories, Inc.	63,252	7,802,767
*	SiTime Corp.	24,273	2,586,774
	Skyworks Solutions, Inc.	171,916	17,958,345
*	SMART Global Holdings, Inc.	148,014	2,908,475
#*	SmartRent, Inc.	201,002	592,956
*	Snowflake, Inc., Class A	13,268	2,595,752
#*	SolarEdge Technologies, Inc.	20,505	1,363,582
*	SolarWinds Corp.	261,550	3,091,521
*	Sono-Tek Corp.	696	3,849
#*	SoundThinking, Inc.	23,629	487,703
*	Splunk, Inc.	1,040	159,505
*	Sprinklr, Inc., Class A	86,045	1,073,842
*	SPS Commerce, Inc.	41,028	7,540,946
††	SRAX, Inc.	3,513	351
*	Super Micro Computer, Inc.	59,022	31,258,641
*	Synaptics, Inc.	91,844	9,809,858
*	Synopsys, Inc.	20,820	11,104,347
	Taitron Components, Inc., Class A	1,484	4,704
	TD SYNNEX Corp.	162,838	16,280,543
	TE Connectivity Ltd.	215,681	30,667,681
*	Teledyne Technologies, Inc.	41,328	17,294,528
#*	Telos Corp.	36,741	148,434
*	Teradata Corp.	182,290	8,418,152
	Teradyne, Inc.	246,329	23,792,918
	Texas Instruments, Inc.	673,110	107,778,373
*	TransAct Technologies, Inc.	17,129	131,208
*	Trimble, Inc.	234,710	11,937,351
*	Trio-Tech International	3,963	19,855
*	TSR, Inc.	1,081	9,480
*	TTM Technologies, Inc.	302,815	4,212,157
*	Turtle Beach Corp.	58,041	659,926
*	Twilio, Inc., Class A	107,834	7,583,965
*	Tyler Technologies, Inc.	18,698	7,904,579
*	UiPath, Inc., Class A	269,909	6,202,509
*	Ultra Clean Holdings, Inc.	118,147	4,513,215
*	Unisys Corp.	55,278	372,574
#*	Unity Software, Inc.	156,026	5,055,242
	Universal Display Corp.	36,693	6,229,371
*	Upland Software, Inc.	44,858	186,161

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Varonis Systems, Inc.	44,989	$2,019,106
*	Veeco Instruments, Inc.	152,561	4,863,645
*	Verint Systems, Inc.	108,545	3,222,701
*	VeriSign, Inc.	68,246	13,572,764
*	Vertex, Inc., Class A	2,317	56,210
*	Viant Technology, Inc., Class A	2,633	22,565
#*	Viasat, Inc.	77,314	1,718,690
*	Viavi Solutions, Inc.	444,316	4,367,626
#	VirnetX Holding Corp.	1,504	10,618
	Vishay Intertechnology, Inc.	322,340	7,004,448
*	Vishay Precision Group, Inc.	35,021	1,116,469
	Vontier Corp.	239,996	8,301,462
*	Western Digital Corp.	194,711	11,147,205
#*	Wolfspeed, Inc.	100,664	3,276,613
*	Workday, Inc., Class A	13,900	4,045,873
	Xerox Holdings Corp.	291,928	5,388,991
*	Xperi, Inc.	128,388	1,371,184
*	Yext, Inc.	63,643	377,403
*	Zebra Technologies Corp., Class A	47,716	11,430,368
*	Zoom Video Communications, Inc., Class A	64,556	4,170,963
*	Zscaler, Inc.	14,108	3,324,832
TOTAL INFORMATION TECHNOLOGY			7,311,103,906
MATERIALS — (4.2%)
#*	Advanced Emissions Solutions, Inc.	25,247	84,830
	AdvanSix, Inc.	65,742	1,668,532
	Air Products & Chemicals, Inc.	96,668	24,718,974
#	Albemarle Corp.	107,476	12,331,796
	Alcoa Corp.	215,944	6,424,334
	Alpha Metallurgical Resources, Inc.	14,066	5,615,710
*	Alto Ingredients, Inc.	176,211	324,228
	Amcor PLC	1,148,301	10,828,478
*	American Biltrite, Inc.	36	3,456
	American Vanguard Corp.	57,347	626,229
#*	Ampco-Pittsburgh Corp.	75,492	190,995
	AptarGroup, Inc.	162,513	21,107,188
#	Arcadium Lithium PLC	984,445	4,813,936
	Arch Resources, Inc.	41,854	7,406,484
	Ardagh Metal Packaging SA	5,790	21,365
*	Ascent Industries Co.	24,899	249,239
	Ashland, Inc.	127,668	11,952,278
#*	Aspen Aerogels, Inc.	120,252	1,350,430
#*	ATI, Inc.	199,016	8,133,784
	Avery Dennison Corp.	142,088	28,339,452
	Avient Corp.	178,804	6,474,493
*	Axalta Coating Systems Ltd.	290,013	9,402,221
	Balchem Corp.	79,418	11,131,227
	Ball Corp.	313,499	17,383,520
	Berry Global Group, Inc.	323,985	21,208,058
	Cabot Corp.	137,563	9,918,292
	Caledonia Mining Corp. PLC	1,563	16,740
	Carpenter Technology Corp.	118,680	7,309,501
	Celanese Corp.	116,715	17,074,237
#*	Century Aluminum Co.	245,589	2,738,317
	CF Industries Holdings, Inc.	376,519	28,430,950
	Chemours Co.	183,253	5,528,743
*	Clearwater Paper Corp.	111,620	3,680,111
*	Cleveland-Cliffs, Inc.	408,915	8,198,746
#*	Coeur Mining, Inc.	1,125,584	3,027,821

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Commercial Metals Co.	298,174	$15,570,646
#	Compass Minerals International, Inc.	92,798	2,087,027
*	Core Molding Technologies, Inc.	18,851	326,122
	Corteva, Inc.	458,974	20,874,138
	Crown Holdings, Inc.	267,287	23,654,900
*	Dakota Gold Corp.	17,015	35,732
	Dow, Inc.	732,881	39,282,422
	DuPont de Nemours, Inc.	181,245	11,200,941
	Eagle Materials, Inc.	112,205	25,389,747
	Eastman Chemical Co.	113,031	9,443,740
	Ecolab, Inc.	91,823	18,201,155
*	Ecovyst, Inc.	224,385	2,077,805
	Element Solutions, Inc.	522,114	11,606,594
*	Ferroglobe PLC	161,110	815,217
#	Flotek Industries, Inc.	39,791	122,556
	FMC Corp.	151,107	8,492,213
	Fortitude Gold Corp.	54,214	316,881
	Freeport-McMoRan, Inc.	1,164,903	46,235,000
	Friedman Industries, Inc.	15,398	257,147
#*	Gatos Silver, Inc.	60,435	369,862
*	Glatfelter Corp.	116,416	168,803
	Graphic Packaging Holding Co.	1,013,404	25,851,936
	Greif, Inc., Class A	75,813	4,746,652
	Greif, Inc., Class B	32,148	2,015,680
	Hawkins, Inc.	60,754	4,044,394
	Haynes International, Inc.	30,438	1,694,483
	HB Fuller Co.	126,455	9,581,495
	Hecla Mining Co.	692,087	2,636,851
	Huntsman Corp.	569,356	13,971,996
*	Idaho Strategic Resources, Inc.	1,131	7,035
*	Ingevity Corp.	63,232	2,754,386
	Innospec, Inc.	59,516	6,910,403
	International Flavors & Fragrances, Inc.	108,112	8,722,476
	International Paper Co.	353,899	12,680,201
*	Intrepid Potash, Inc.	34,761	639,602
	Kaiser Aluminum Corp.	32,026	2,078,487
*	Knife River Corp.	91,506	5,992,728
	Koppers Holdings, Inc.	60,387	3,088,191
#	Kronos Worldwide, Inc.	116,592	1,085,472
	Linde PLC	189,850	76,856,976
	Louisiana-Pacific Corp.	308,405	20,524,353
*	LSB Industries, Inc.	213,557	1,588,864
	LyondellBasell Industries NV, Class A	459,795	43,275,905
	Martin Marietta Materials, Inc.	58,468	29,726,301
	Materion Corp.	52,387	6,127,707
	Mativ Holdings, Inc.	88,543	1,065,172
	Mercer International, Inc.	131,094	1,109,055
	Minerals Technologies, Inc.	70,526	4,608,874
	Mosaic Co.	145,650	4,472,912
#*	MP Materials Corp.	151,472	2,394,772
	Myers Industries, Inc.	99,654	1,868,513
	NewMarket Corp.	21,576	12,035,309
	Newmont Corp.	499,261	17,229,497
	Nexa Resources SA	14,299	104,526
	Northern Technologies International Corp.	21,837	282,571
	Nucor Corp.	344,357	64,370,654
*	O-I Glass, Inc.	193,711	2,820,432
	Olin Corp.	431,988	22,493,615
	Olympic Steel, Inc.	54,092	3,655,537

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Orion SA	65,202	$1,460,525
	Packaging Corp. of America	125,646	20,842,159
	Pactiv Evergreen, Inc.	46,421	677,747
#*	Perimeter Solutions SA	93,272	442,109
#*	Piedmont Lithium, Inc.	24,021	367,041
	PPG Industries, Inc.	236,776	33,394,887
#	Quaker Chemical Corp.	6,497	1,234,040
	Ramaco Resources, Inc., Class A	29,266	552,542
	Ramaco Resources, Inc., Class B	3,692	46,593
*	Ranpak Holdings Corp.	27,705	114,145
*	Rayonier Advanced Materials, Inc.	175,569	761,969
	Reliance Steel & Aluminum Co.	112,512	32,113,175
††	Resolute Forest Products, Inc.	229,171	61,028
	Royal Gold, Inc.	98,520	11,269,703
	RPM International, Inc.	231,586	24,700,963
	Ryerson Holding Corp.	111,001	3,809,554
	Schnitzer Steel Industries, Inc., Class A	67,215	1,769,771
	Sealed Air Corp.	177,120	6,119,496
	Sensient Technologies Corp.	86,790	5,383,584
	Sherwin-Williams Co.	176,189	53,628,408
	Silgan Holdings, Inc.	331,394	15,224,240
*	Smith-Midland Corp.	778	30,229
	Sonoco Products Co.	282,079	16,050,295
#	Southern Copper Corp.	99,431	8,163,285
	Steel Dynamics, Inc.	437,969	52,858,479
	Stepan Co.	48,974	4,371,909
*	Summit Materials, Inc., Class A	326,725	11,820,911
	SunCoke Energy, Inc.	186,331	1,909,893
	Sylvamo Corp.	53,989	2,506,709
*	TimkenSteel Corp.	177,100	3,639,405
	Tredegar Corp.	88,967	420,814
	TriMas Corp.	118,675	2,928,899
	Trinseo PLC	45,897	276,759
	Tronox Holdings PLC	288,580	3,979,518
*	U.S. Gold Corp.	6,134	22,696
	U.S. Lime & Minerals, Inc.	14,087	3,643,884
	U.S. Steel Corp.	73,676	3,464,246
*	Universal Stainless & Alloy Products, Inc.	18,230	345,641
	Vulcan Materials Co.	124,001	28,025,466
	Warrior Met Coal, Inc.	126,547	8,120,521
	Westlake Corp.	93,776	12,973,910
	Westrock Co.	39,120	1,574,971
*	Worthington Steel, Inc.	126,194	3,779,510
TOTAL MATERIALS			1,344,238,985
REAL ESTATE — (0.4%)
#*	AMREP Corp.	11,932	243,174
*	Anywhere Real Estate, Inc.	337,596	2,403,683
*	CBRE Group, Inc., Class A	360,063	31,077,037
#*	CKX Lands, Inc.	2,161	28,612
*	Comstock Holding Cos., Inc.	2,731	13,054
*	CoStar Group, Inc.	185,770	15,508,080
*	Cushman & Wakefield PLC	412,942	4,344,150
#	DigitalBridge Group, Inc.	249,747	4,905,031
	Douglas Elliman, Inc.	163,110	352,318
*	Fathom Holdings, Inc.	10,341	24,818
*	Five Point Holdings LLC, Class A	101,104	352,853
*	Forestar Group, Inc.	55,009	1,719,581
*	FRP Holdings, Inc.	26,446	1,536,513

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Howard Hughes Holdings, Inc.	59,923	$4,798,634
*	Jones Lang LaSalle, Inc.	82,268	14,566,372
*»	JW Mays, Inc.	2,713	117,690
	Kennedy-Wilson Holdings, Inc.	167,979	1,755,381
#	Marcus & Millichap, Inc.	113,670	4,329,690
*	Maui Land & Pineapple Co., Inc.	13,708	271,418
#	Newmark Group, Inc., Class A	312,723	3,174,138
*	Opendoor Technologies, Inc.	724,037	2,476,207
*	Rafael Holdings, Inc., Class B	38,641	69,940
	RE/MAX Holdings, Inc., Class A	35,224	377,953
	RMR Group, Inc., Class A	35,779	933,474
	St. Joe Co.	194,168	10,718,074
#*	Stratus Properties, Inc.	22,438	516,074
*	Tejon Ranch Co.	75,274	1,187,824
#*	Zillow Group, Inc., Class A	55,377	3,050,719
#*	Zillow Group, Inc., Class C	164,707	9,361,946
TOTAL REAL ESTATE			120,214,438
UTILITIES — (1.5%)
#	AES Corp.	497,941	8,305,656
	ALLETE, Inc.	66,245	3,915,742
	Alliant Energy Corp.	111,256	5,413,717
*	Altus Power, Inc.	78,992	425,767
	Ameren Corp.	103,064	7,170,163
	American Electric Power Co., Inc.	100,016	7,815,250
	American States Water Co.	56,210	4,193,266
	American Water Works Co., Inc.	92,659	11,491,569
#	Artesian Resources Corp., Class A	17,059	622,654
	Atmos Energy Corp.	92,101	10,493,988
	Avangrid, Inc.	38,602	1,172,729
	Avista Corp.	73,614	2,503,612
	Black Hills Corp.	75,856	3,926,307
#	Brookfield Renewable Corp., Class A	91,293	2,548,901
	California Water Service Group	92,876	4,204,497
	CenterPoint Energy, Inc.	213,270	5,958,764
	Chesapeake Utilities Corp.	33,768	3,420,023
	Clearway Energy, Inc., Class A	52,773	1,185,282
	Clearway Energy, Inc., Class C	109,210	2,647,250
	CMS Energy Corp.	118,311	6,762,657
	Consolidated Edison, Inc.	126,775	11,523,848
#	Consolidated Water Co. Ltd.	40,703	1,299,647
	Constellation Energy Corp.	139,586	17,029,492
	Dominion Energy, Inc.	115,174	5,265,755
	DTE Energy Co.	77,829	8,204,733
	Duke Energy Corp.	144,772	13,873,501
	Edison International	143,482	9,682,165
	Entergy Corp.	82,894	8,269,505
	Essential Utilities, Inc.	169,320	6,071,815
	Evergy, Inc.	171,898	8,727,261
	Eversource Energy	102,092	5,535,428
	Exelon Corp.	313,603	10,916,520
	FirstEnergy Corp.	167,684	6,150,649
	Genie Energy Ltd., Class B	55,281	1,028,779
	Global Water Resources, Inc.	1,921	23,033
#	Hawaiian Electric Industries, Inc.	81,515	1,057,250
#	IDACORP, Inc.	68,279	6,321,270
	MGE Energy, Inc.	65,025	4,193,462
	Middlesex Water Co.	35,564	1,990,517
#*	Montauk Renewables, Inc.	4,521	31,240

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	National Fuel Gas Co.	68,675	$3,238,713
	New Jersey Resources Corp.	168,457	6,878,099
	NextEra Energy, Inc.	402,588	23,603,734
	NiSource, Inc.	255,334	6,631,024
#	Northwest Natural Holding Co.	37,480	1,381,513
	Northwestern Energy Group, Inc.	59,193	2,848,367
	NRG Energy, Inc.	651,199	34,539,595
	OGE Energy Corp.	138,604	4,607,197
#	ONE Gas, Inc.	84,597	5,191,718
#	Ormat Technologies, Inc.	137,949	8,922,541
#	Otter Tail Corp.	85,677	7,746,914
	PG&E Corp.	786,224	13,263,599
	Pinnacle West Capital Corp.	78,702	5,422,568
	PNM Resources, Inc.	145,897	5,285,848
	Portland General Electric Co.	118,737	4,859,905
	PPL Corp.	215,558	5,647,620
	Public Service Enterprise Group, Inc.	243,855	14,141,151
*	Pure Cycle Corp.	41,462	405,913
#	RGC Resources, Inc.	13,475	257,507
	Sempra	113,728	8,138,376
	SJW Group	59,211	3,525,423
	Southern Co.	226,157	15,722,435
#	Southwest Gas Holdings, Inc.	73,783	4,329,586
#	Spire, Inc.	71,074	4,034,871
#*	Sunnova Energy International, Inc.	148,298	1,560,095
	UGI Corp.	223,261	4,942,999
	Unitil Corp.	32,521	1,545,398
#	Via Renewables, Inc.	7,443	78,970
	Vistra Corp.	691,902	28,388,739
	WEC Energy Group, Inc.	96,080	7,759,421
	Xcel Energy, Inc.	184,068	11,020,151
	York Water Co.	29,489	1,058,065
TOTAL UTILITIES			468,351,719
TOTAL COMMON STOCKS			31,222,511,553
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	8,017	181,665
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	15,333	606,573
INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	73,575	1,972,546
TOTAL PREFERRED STOCKS			2,760,784
TOTAL INVESTMENT SECURITIES (Cost $12,318,570,823)			31,225,272,337

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	299,746,791	299,746,791
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	47,823,549	553,222,818
TOTAL INVESTMENTS — (100.0%)
(Cost $13,171,528,420)^^			$32,078,241,946

U.S. Core Equity 2 Portfolio
CONTINUED
As of January 31, 2024, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,113	03/15/24	$258,256,431	$271,043,325	$12,786,894
Total Futures Contracts			$258,256,431	$271,043,325	$12,786,894
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,928,358,376	$210,986	—	$1,928,569,362
Consumer Discretionary	3,291,040,852	3,589	—	3,291,044,441
Consumer Staples	1,841,849,888	128,261	—	1,841,978,149
Energy	1,765,192,642	—	—	1,765,192,642
Financials	4,988,893,980	37,701	—	4,988,931,681
Health Care	3,433,381,751	22,795	$1,539,073	3,434,943,619
Industrials	4,725,915,302	2,020,312	6,997	4,727,942,611
Information Technology	7,310,414,751	688,804	351	7,311,103,906
Materials	1,344,177,957	—	61,028	1,344,238,985
Real Estate	120,096,748	117,690	—	120,214,438
Utilities	468,351,719	—	—	468,351,719
Preferred Stocks
Communication Services	181,665	—	—	181,665
Consumer Discretionary	606,573	—	—	606,573
Industrials	1,972,546	—	—	1,972,546
Temporary Cash Investments	299,746,791	—	—	299,746,791
Securities Lending Collateral	—	553,222,818	—	553,222,818
Futures Contracts**	12,786,894	—	—	12,786,894
TOTAL	$31,532,968,435	$556,452,956	$1,607,449^	$32,091,028,840
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.4%)
COMMUNICATION SERVICES — (5.6%)
*	Alphabet, Inc., Class A	170,641	$23,906,804
*	Alphabet, Inc., Class C	174,880	24,797,984
*	AMC Networks, Inc., Class A	26,262	475,080
*	Angi, Inc.	20,303	48,118
#*	Anterix, Inc.	15,080	449,686
	AT&T, Inc.	479,870	8,488,900
	Atlanta Braves Holdings, Inc., Class A	7,868	338,875
*	Atlanta Braves Holdings, Inc., Class C	20,086	809,667
	ATN International, Inc.	17,792	656,525
*	Bandwidth, Inc., Class A	17,452	241,536
*	Boston Omaha Corp., Class A	8,691	134,624
*	Bumble, Inc., Class A	42,957	589,370
	Cable One, Inc.	2,052	1,126,404
#*	Cardlytics, Inc.	27,422	209,504
*	Cargurus, Inc.	70,033	1,627,567
*	Cars.com, Inc.	61,639	1,074,368
*	Charter Communications, Inc., Class A	6,662	2,469,670
#*	Cinemark Holdings, Inc.	101,239	1,400,135
	Cogent Communications Holdings, Inc.	17,652	1,362,734
	Comcast Corp., Class A	440,297	20,491,422
	comScore, Inc.	520	10,494
*	Consolidated Communications Holdings, Inc.	63,509	275,629
*	Daily Journal Corp.	677	217,534
*	DHI Group, Inc.	42,317	96,906
#*	EchoStar Corp., Class A	37,779	505,861
	Electronic Arts, Inc.	9,605	1,321,456
*	Emerald Holding, Inc.	3,272	20,090
#	Endeavor Group Holdings, Inc., Class A	2,837	70,216
#	Entravision Communications Corp., Class A	70,721	285,006
*	Eventbrite, Inc., Class A	12,635	105,755
#*	EverQuote, Inc., Class A	9,338	117,939
*	EW Scripps Co., Class A	69,581	554,561
*	FG Group Holdings, Inc.	7,403	10,142
	Fox Corp., Class A	93,167	3,009,294
	Fox Corp., Class B	97,927	2,938,789
*	Frontier Communications Parent, Inc.	112,147	2,762,181
*	fuboTV, Inc.	97,782	243,477
*	Gaia, Inc.	9,523	27,617
»	GCI Liberty, Inc.	91,121	82,414
	Gray Television, Inc.	78,788	752,425
	Gray Television, Inc., Class A	2,300	21,091
*	Harte Hanks, Inc.	2,751	21,293
*	IDT Corp., Class B	38,595	1,334,615
*	IMAX Corp.	45,614	637,228
*	Integral Ad Science Holding Corp.	65,531	953,476
	Interpublic Group of Cos., Inc.	80,376	2,651,604
	Iridium Communications, Inc.	65,223	2,364,986
	John Wiley & Sons, Inc., Class A	41,563	1,406,492
	John Wiley & Sons, Inc., Class B	2,087	70,645
*	Lee Enterprises, Inc.	3,798	41,132
*	Liberty Broadband Corp., Class A	3,022	235,172
*	Liberty Broadband Corp., Class C	37,226	2,920,380
*	Liberty Latin America Ltd., Class A	118,400	833,536

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America Ltd., Class C	184,063	$1,310,528
	Liberty Media Corp.-Liberty Formula One, Class A	4,117	251,507
*	Liberty Media Corp.-Liberty Formula One, Class C	34,596	2,326,581
	Liberty Media Corp.-Liberty Live, Class A	3,558	131,041
#*	Liberty Media Corp.-Liberty Live, Class C	13,869	516,898
*	Liberty Media Corp.-Liberty SiriusXM, Class A	13,533	411,268
*	Liberty Media Corp.-Liberty SiriusXM, Class C	49,556	1,504,520
#*	Lions Gate Entertainment Corp., Class A	59,076	616,163
*	Lions Gate Entertainment Corp., Class B	45,267	439,090
*	Madison Square Garden Entertainment Corp.	22,059	735,447
*	Madison Square Garden Sports Corp.	3,747	693,570
*	Magnite, Inc.	133,208	1,178,891
#*	Marchex, Inc., Class B	16,221	22,061
#	Marcus Corp.	24,458	332,140
*	Meta Platforms, Inc., Class A	116,165	45,320,613
	New York Times Co., Class A	41,331	2,007,033
	News Corp., Class A	174,543	4,300,739
	News Corp., Class B	90,843	2,322,855
	Nexstar Media Group, Inc.	33,521	5,957,017
	Omnicom Group, Inc.	38,949	3,520,211
*	Ooma, Inc.	2,567	27,775
	Paramount Global, Class A	3,778	88,141
*	Pinterest, Inc., Class A	9,803	367,318
*	PubMatic, Inc., Class A	36,891	560,005
*	QuinStreet, Inc.	35,147	445,312
*	Reading International, Inc., Class A	38,223	75,299
*	Reservoir Media, Inc.	2,799	19,593
*	Roku, Inc.	12,653	1,114,223
	Saga Communications, Inc., Class A	5,577	131,729
	Scholastic Corp.	31,822	1,223,238
	Shenandoah Telecommunications Co.	57,187	1,171,762
	Shutterstock, Inc.	18,653	876,131
#	Sinclair, Inc.	32,909	516,671
#	Sirius XM Holdings, Inc.	120,878	615,269
#*	Sphere Entertainment Co.	26,688	944,221
	Spok Holdings, Inc.	22,686	375,680
*	Spotify Technology SA	5,966	1,284,778
#*	Stagwell, Inc.	11,700	76,284
*	Take-Two Interactive Software, Inc.	20,880	3,443,738
*	TechTarget, Inc.	19,310	659,823
	TEGNA, Inc.	194,817	3,037,197
	Telephone & Data Systems, Inc.	96,569	1,855,090
*	Thryv Holdings, Inc.	34,765	710,597
	TKO Group Holdings, Inc.	10,889	911,300
	T-Mobile U.S., Inc.	48,874	7,879,955
	Townsquare Media, Inc., Class A	16,264	174,675
*	Trade Desk, Inc., Class A	8,822	603,689
*	Travelzoo	12,456	105,502
*	TripAdvisor, Inc.	69,216	1,495,066
*	TrueCar, Inc.	88,534	313,410
*	U.S. Cellular Corp.	46,149	2,049,016
*	Urban One, Inc.	27,678	99,641
*	Urban One, Inc.	4,808	17,597
	Verizon Communications, Inc.	508,612	21,539,718
*	Vimeo, Inc.	123,611	490,736
	Walt Disney Co.	87,280	8,383,244
*	Warner Bros Discovery, Inc.	585,680	5,868,514
*	WideOpenWest, Inc.	22,903	84,970
*	Yelp, Inc.	51,041	2,232,023

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Zedge, Inc., Class B	5,669	$18,481
*	Ziff Davis, Inc.	34,930	2,354,282
*	ZoomInfo Technologies, Inc.	59,335	951,733
TOTAL COMMUNICATION SERVICES			266,690,008
CONSUMER DISCRETIONARY — (11.4%)
*	1-800-Flowers.com, Inc., Class A	39,182	407,493
*	1stdibs.com, Inc.	14,223	65,568
	Aaron's Co., Inc.	37,551	386,400
#*	Abercrombie & Fitch Co., Class A	58,833	5,995,083
	Academy Sports & Outdoors, Inc.	72,184	4,528,102
#*	Accel Entertainment, Inc.	4,871	49,928
#	Acushnet Holdings Corp.	69,470	4,400,230
*	Adient PLC	69,968	2,428,589
#	ADT, Inc.	160,371	1,047,223
*	Adtalem Global Education, Inc.	47,047	2,374,933
	Advance Auto Parts, Inc.	19,844	1,326,571
*	Amazon.com, Inc.	314,432	48,799,846
	AMCON Distributing Co.	438	85,800
*	American Axle & Manufacturing Holdings, Inc.	131,981	1,067,726
	American Eagle Outfitters, Inc.	193,730	3,839,729
*	American Outdoor Brands, Inc.	14,342	122,768
*	American Public Education, Inc.	20,121	212,880
#*	America's Car-Mart, Inc.	7,361	448,211
*	AMMO, Inc.	18,554	40,262
*	Aptiv PLC	17,650	1,435,475
	Aramark	111,373	3,238,727
#*	Arhaus, Inc.	19,085	223,104
	Ark Restaurants Corp.	2,975	43,465
#	Arko Corp.	17,818	138,980
#*	Asbury Automotive Group, Inc.	19,730	4,124,754
	Autoliv, Inc.	26,841	2,875,208
*	AutoNation, Inc.	44,678	6,239,729
	Bassett Furniture Industries, Inc.	9,023	139,857
	Bath & Body Works, Inc.	16,472	702,696
*	Beazer Homes USA, Inc.	33,974	1,078,675
	Best Buy Co., Inc.	38,802	2,812,757
#*	Beyond, Inc.	44,448	977,412
#	Big 5 Sporting Goods Corp.	27,233	136,982
#	Big Lots, Inc.	18,337	105,254
*	Biglari Holdings, Inc., Class A	142	110,051
*	Biglari Holdings, Inc., Class B	1,757	271,755
*	BJ's Restaurants, Inc.	24,816	858,882
#	Bloomin' Brands, Inc.	44,701	1,189,941
#*	Boot Barn Holdings, Inc.	35,095	2,517,715
	BorgWarner, Inc.	176,277	5,975,790
	Boyd Gaming Corp.	43,949	2,790,322
*	Bright Horizons Family Solutions, Inc.	15,179	1,491,337
*	Brinker International, Inc.	18,604	796,065
	Brunswick Corp.	50,302	4,058,365
	Buckle, Inc.	37,622	1,399,162
	Build-A-Bear Workshop, Inc.	17,072	384,632
*	Burlington Stores, Inc.	2,401	458,951
*	Caesars Entertainment, Inc.	7,463	327,402
#	Caleres, Inc.	41,504	1,301,980
#	Camping World Holdings, Inc., Class A	24,308	604,054
*	Capri Holdings Ltd.	44,674	2,177,411
*	CarMax, Inc.	101,675	7,237,226
*	Carnival Corp.	43,104	714,664

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	CarParts.com, Inc.	56,526	$152,055
	Carriage Services, Inc.	17,249	426,223
	Carrols Restaurant Group, Inc.	46,340	435,596
	Carter's, Inc.	32,109	2,428,725
	Cato Corp., Class A	20,554	138,945
*	Cavco Industries, Inc.	8,273	2,745,974
	Century Communities, Inc.	34,436	2,985,601
#	Cheesecake Factory, Inc.	38,709	1,330,428
*	Chegg, Inc.	58,680	577,998
#*	Children's Place, Inc.	12,241	272,729
#	Choice Hotels International, Inc.	8,184	991,246
	Churchill Downs, Inc.	5,130	620,576
*	Chuy's Holdings, Inc.	17,581	594,414
*	Citi Trends, Inc.	10,291	277,137
	Clarus Corp.	3,449	20,418
	Columbia Sportswear Co.	32,436	2,570,877
*	Conn's, Inc.	22,508	102,411
*	Coursera, Inc.	32,006	612,595
#	Cracker Barrel Old Country Store, Inc.	13,817	1,068,745
#	Cricut, Inc., Class A	4,863	25,482
*	Crocs, Inc.	480	48,710
	Crown Crafts, Inc.	4,355	22,777
*	Culp, Inc.	13,186	65,403
	Dana, Inc.	119,762	1,623,973
	Darden Restaurants, Inc.	16,601	2,698,991
*	Dave & Buster's Entertainment, Inc.	25,137	1,345,584
*	Deckers Outdoor Corp.	2,778	2,093,862
*	Delta Apparel, Inc.	8,762	66,679
*	Denny's Corp.	17,757	188,757
	Designer Brands, Inc., Class A	30,541	261,736
*	Destination XL Group, Inc.	36,439	155,595
#	Dick's Sporting Goods, Inc.	26,403	3,935,895
#	Dillard's, Inc., Class A	15,440	5,979,449
#	Dine Brands Global, Inc.	5,352	249,671
*	DoorDash, Inc., Class A	18,626	1,940,829
*	Dorman Products, Inc.	30,222	2,460,373
	DR Horton, Inc.	35,457	5,067,160
*	DraftKings, Inc., Class A	39,133	1,528,144
#*	Dream Finders Homes, Inc., Class A	5,187	170,497
*	Duluth Holdings, Inc., Class B	10,904	53,212
	eBay, Inc.	25,601	1,051,433
*	Educational Development Corp.	3,054	4,764
*	El Pollo Loco Holdings, Inc.	33,094	306,450
	Escalade, Inc.	12,824	205,953
	Ethan Allen Interiors, Inc.	28,196	821,349
*	Etsy, Inc.	4,577	304,645
#*	European Wax Center, Inc., Class A	4,248	63,040
*	Expedia Group, Inc.	4,495	666,743
#*	Figs, Inc., Class A	119,242	686,834
#*	First Watch Restaurant Group, Inc.	23,246	498,859
*	Five Below, Inc.	10,014	1,797,112
	Flanigan's Enterprises, Inc.	1,001	26,386
	Flexsteel Industries, Inc.	8,187	233,575
*	Floor & Decor Holdings, Inc., Class A	15,459	1,554,557
#	Foot Locker, Inc.	73,933	2,081,953
	Ford Motor Co.	462,094	5,415,742
*	Fox Factory Holding Corp.	14,392	907,272
*	Frontdoor, Inc.	15,293	500,999
#*	Full House Resorts, Inc.	19,188	90,567

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Funko, Inc., Class A	28,268	$199,855
	Gap, Inc.	158,091	2,954,721
	Garmin Ltd.	22,692	2,711,467
	General Motors Co.	281,807	10,934,112
*	Genesco, Inc.	13,073	363,168
	Gentex Corp.	117,490	3,892,444
*	Gentherm, Inc.	28,320	1,363,608
	Genuine Parts Co.	16,918	2,372,411
*	G-III Apparel Group Ltd.	56,994	1,714,949
#*	Good Times Restaurants, Inc.	3,814	9,421
*	Goodyear Tire & Rubber Co.	160,061	2,231,250
*	GoPro, Inc., Class A	112,522	335,316
	Graham Holdings Co., Class B	4,229	3,046,572
*	Grand Canyon Education, Inc.	21,595	2,820,091
*	Green Brick Partners, Inc.	22,902	1,194,797
	Group 1 Automotive, Inc.	15,409	4,007,265
#*	GrowGeneration Corp.	25,515	58,940
#	Guess?, Inc.	60,420	1,349,783
#	H&R Block, Inc.	34,561	1,618,837
	Hamilton Beach Brands Holding Co., Class A	11,937	220,118
	Harley-Davidson, Inc.	95,797	3,108,613
#	Hasbro, Inc.	16,501	807,724
#	Haverty Furniture Cos., Inc.	19,633	665,559
	Haverty Furniture Cos., Inc., Class A	1,796	55,856
#*	Helen of Troy Ltd.	23,227	2,659,491
#	Hibbett, Inc.	13,553	903,307
*	Hilton Grand Vacations, Inc.	20,280	845,676
*	Holley, Inc.	8,140	38,828
	Hooker Furnishings Corp.	23,717	547,388
*	Hovnanian Enterprises, Inc., Class A	2,664	450,136
	Hyatt Hotels Corp., Class A	9,003	1,155,715
	Installed Building Products, Inc.	15,522	3,024,462
#	International Game Technology PLC	102,105	2,650,646
*	iRobot Corp.	15,101	205,374
*	J Jill, Inc.	915	21,329
	Jack in the Box, Inc.	6,082	474,214
*	JAKKS Pacific, Inc.	3,955	124,029
	Jerash Holdings U.S., Inc.	2,916	8,952
	Johnson Outdoors, Inc., Class A	10,729	480,230
	KB Home	80,690	4,808,317
#	Kohl's Corp.	108,618	2,798,000
#	Kontoor Brands, Inc.	24,669	1,446,097
*	Koss Corp.	833	2,374
#	Krispy Kreme, Inc.	23,794	316,222
#*	Kura Sushi USA, Inc., Class A	2,725	267,404
	Lakeland Industries, Inc.	7,500	135,075
*	Lands' End, Inc.	31,801	301,155
*	Landsea Homes Corp.	7,501	94,438
	Las Vegas Sands Corp.	12,049	589,437
	Laureate Education, Inc.	99,781	1,259,236
	La-Z-Boy, Inc.	49,990	1,740,152
	LCI Industries	25,955	2,888,272
	Lear Corp.	52,945	7,036,390
*	Legacy Housing Corp.	1,789	42,274
	Leggett & Platt, Inc.	57,524	1,335,132
	Lennar Corp., Class A	91,957	13,779,756
#	Lennar Corp., Class B	9,841	1,365,439
*	LGI Homes, Inc.	24,836	2,930,896
#*	Life Time Group Holdings, Inc.	34,988	465,340

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lifetime Brands, Inc.	20,647	$165,795
#*	Light & Wonder, Inc.	19,895	1,599,160
*	Lincoln Educational Services Corp.	16,046	143,772
	Lithia Motors, Inc.	20,671	6,094,844
*	Live Ventures, Inc.	1,595	39,955
	LKQ Corp.	73,573	3,433,652
*	LL Flooring Holdings, Inc.	11,362	29,541
#*	Lovesac Co.	15,384	356,293
*	M/I Homes, Inc.	33,882	4,317,244
	Macy's, Inc.	249,079	4,555,655
*	Malibu Boats, Inc., Class A	21,633	903,178
#	Marine Products Corp.	15,913	162,472
*	MarineMax, Inc.	26,965	755,020
	Marriott Vacations Worldwide Corp.	32,840	2,754,948
*	MasterCraft Boat Holdings, Inc.	16,574	321,038
*	Mattel, Inc.	85,940	1,537,467
	MDC Holdings, Inc.	82,456	5,160,096
	Meritage Homes Corp.	32,130	5,321,049
	MGM Resorts International	37,525	1,627,459
*	Modine Manufacturing Co.	50,652	3,499,547
*	Mohawk Industries, Inc.	33,822	3,525,943
	Monarch Casino & Resort, Inc.	5,624	387,662
	Monro, Inc.	30,850	982,881
*	Motorcar Parts of America, Inc.	17,004	155,247
#	Movado Group, Inc.	17,797	490,841
	Murphy USA, Inc.	8,285	2,920,628
	Nathan's Famous, Inc.	3,147	224,538
*	National Vision Holdings, Inc.	73,602	1,399,174
	Newell Brands, Inc.	239,561	1,993,148
	Nobility Homes, Inc.	1,284	42,359
#	Nordstrom, Inc.	139,265	2,527,660
#*	Norwegian Cruise Line Holdings Ltd.	16,399	291,902
*	NVR, Inc.	623	4,407,906
*	ODP Corp.	40,596	2,076,079
*	Ollie's Bargain Outlet Holdings, Inc.	44,970	3,234,692
#*	ONE Group Hospitality, Inc.	28,200	124,080
*	OneSpaWorld Holdings Ltd.	51,701	704,685
#*	OneWater Marine, Inc., Class A	2,463	62,141
	Oxford Industries, Inc.	17,750	1,685,008
#	Papa John's International, Inc.	7,165	526,484
	Patrick Industries, Inc.	25,143	2,524,106
#*	Penn Entertainment, Inc.	38,186	861,094
	Penske Automotive Group, Inc.	48,153	7,144,461
	Perdoceo Education Corp.	74,650	1,351,165
#	PetMed Express, Inc.	15,853	98,447
	Phinia, Inc.	28,669	866,951
*	Planet Fitness, Inc., Class A	9,900	670,824
*	Playa Hotels & Resorts NV	132,607	1,100,638
#	Polaris, Inc.	34,480	3,101,821
	Pool Corp.	1,426	529,403
#*	Portillo's, Inc., Class A	27,735	381,079
*	Potbelly Corp.	8,889	111,824
	PulteGroup, Inc.	122,349	12,792,811
#	Purple Innovation, Inc.	22,829	23,286
	PVH Corp.	44,796	5,387,167
*»	QEP Co., Inc.	1,575	29,909
	Ralph Lauren Corp.	24,732	3,553,246
	RCI Hospitality Holdings, Inc.	9,765	603,086
#	Red Rock Resorts, Inc., Class A	21,324	1,165,996

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Restoration Hardware, Inc.	6,650	$1,685,642
#*	Revolve Group, Inc.	16,300	234,883
#*	Rivian Automotive, Inc., Class A	81,024	1,240,477
	Rocky Brands, Inc.	7,323	204,898
	Ross Stores, Inc.	14,432	2,024,521
*	Royal Caribbean Cruises Ltd.	11,741	1,496,978
#*	Sally Beauty Holdings, Inc.	46,468	572,486
*	SeaWorld Entertainment, Inc.	18,405	909,207
	Service Corp. International	53,157	3,567,898
*	Shake Shack, Inc., Class A	11,445	864,784
#	Shoe Carnival, Inc.	30,438	776,169
#	Signet Jewelers Ltd.	46,478	4,623,631
*	Skechers USA, Inc., Class A	67,293	4,201,775
*	Skyline Champion Corp.	46,412	3,178,294
#*	Sleep Number Corp.	12,790	131,737
	Smith & Wesson Brands, Inc.	52,546	686,251
#*	Solo Brands, Inc., Class A	16,380	45,700
	Sonic Automotive, Inc., Class A	40,894	2,067,601
*	Sonos, Inc.	43,411	676,343
#*	Sportsman's Warehouse Holdings, Inc.	37,037	142,592
	Standard Motor Products, Inc.	25,018	1,009,476
#	Steven Madden Ltd.	64,835	2,715,290
*	Stitch Fix, Inc., Class A	97,004	310,413
*	Stoneridge, Inc.	31,731	564,494
	Strategic Education, Inc.	24,634	2,317,074
*	Strattec Security Corp.	3,345	84,461
*	Stride, Inc.	46,169	2,767,832
	Superior Group of Cos., Inc.	19,083	254,186
*	Superior Industries International, Inc.	2,376	8,221
#*	Sweetgreen, Inc., Class A	86,867	927,740
#*	Sypris Solutions, Inc.	12,526	25,929
*»	Tandy Leather Factory, Inc.	2,500	10,875
	Tapestry, Inc.	157,237	6,099,223
*	Taylor Morrison Home Corp.	114,538	5,972,011
	Tempur Sealy International, Inc.	35,385	1,765,358
	Texas Roadhouse, Inc.	21,627	2,718,946
#	Thor Industries, Inc.	39,971	4,517,522
#*	ThredUp, Inc., Class A	9,958	20,265
*	Tile Shop Holdings, Inc.	30,029	194,888
*	Tilly's, Inc., Class A	21,615	158,654
	Toll Brothers, Inc.	94,747	9,413,114
*	TopBuild Corp.	18,291	6,751,757
*	Topgolf Callaway Brands Corp.	133,720	1,761,092
	Tractor Supply Co.	17,500	3,930,500
	Travel & Leisure Co.	18,662	754,318
*	Tri Pointe Homes, Inc.	103,909	3,587,978
*	Ulta Beauty, Inc.	6,395	3,210,610
*	Under Armour, Inc., Class A	185,215	1,411,338
*	Under Armour, Inc., Class C	148,769	1,100,891
*	Unifi, Inc.	17,499	110,594
*	Universal Electronics, Inc.	13,337	118,299
*	Universal Technical Institute, Inc.	35,063	495,090
	Upbound Group, Inc.	37,132	1,232,782
*	Urban Outfitters, Inc.	135,047	5,131,786
	Vail Resorts, Inc.	5,219	1,158,618
*	Valvoline, Inc.	31,325	1,143,049
*	Vera Bradley, Inc.	33,067	253,955
	VF Corp.	10,051	165,439
*	Victoria's Secret & Co.	24,890	648,385

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Vince Holding Corp.	1,700	$5,678
*	Vista Outdoor, Inc.	65,311	1,833,280
*	Visteon Corp.	16,990	1,958,777
*	Vizio Holding Corp., Class A	47,731	334,117
*	VOXX International Corp.	36,231	302,529
*	Warby Parker, Inc., Class A	29,767	379,529
	Wendy's Co.	95,466	1,821,491
	Weyco Group, Inc.	9,580	307,614
	Whirlpool Corp.	17,752	1,944,199
	Williams-Sonoma, Inc.	11,078	2,142,374
#	Wingstop, Inc.	6,181	1,737,541
	Winmark Corp.	2,807	1,012,401
	Winnebago Industries, Inc.	36,274	2,383,927
	Wolverine World Wide, Inc.	54,360	454,450
	Worthington Enterprises, Inc.	39,194	2,235,626
	Wyndham Hotels & Resorts, Inc.	19,618	1,528,831
	Wynn Resorts Ltd.	6,042	570,546
*	YETI Holdings, Inc.	13,147	578,074
*	Zumiez, Inc.	29,480	506,172
TOTAL CONSUMER DISCRETIONARY			546,377,920
CONSUMER STAPLES — (4.4%)
	Albertsons Cos., Inc., Class A	8,299	176,105
	Alico, Inc.	10,120	297,933
	Andersons, Inc.	34,511	1,819,075
	Archer-Daniels-Midland Co.	113,771	6,323,392
	B&G Foods, Inc.	42,598	428,536
*	BellRing Brands, Inc.	15,102	834,688
*	BJ's Wholesale Club Holdings, Inc.	19,268	1,239,703
*	Boston Beer Co., Inc. , Class A	2,839	991,578
*	Bridgford Foods Corp.	4,114	44,308
#	Brown-Forman Corp., Class A	3,283	185,063
#	Brown-Forman Corp., Class B	800	43,920
	Bunge Global SA	94,400	8,315,696
#	Calavo Growers, Inc.	17,478	456,001
#	Cal-Maine Foods, Inc.	37,112	2,056,747
	Campbell Soup Co.	35,835	1,599,316
	Casey's General Stores, Inc.	18,796	5,100,483
#*	Celsius Holdings, Inc.	11,664	582,034
*	Central Garden & Pet Co.	12,298	576,776
*	Central Garden & Pet Co., Class A	47,879	1,976,445
*	Chefs' Warehouse, Inc.	36,090	1,148,384
	Church & Dwight Co., Inc.	20,030	1,999,996
	Coca-Cola Co.	15,978	950,531
	Coca-Cola Consolidated, Inc.	7,611	6,556,039
	Conagra Brands, Inc.	86,781	2,529,666
	Constellation Brands, Inc., Class A	7,145	1,751,097
*	Coty, Inc., Class A	172,064	2,078,533
*	Darling Ingredients, Inc.	65,425	2,832,903
	Dollar General Corp.	11,806	1,559,218
*	Dollar Tree, Inc.	31,716	4,142,744
*	Duckhorn Portfolio, Inc.	95,023	820,048
	Edgewell Personal Care Co.	49,281	1,825,861
*	elf Beauty, Inc.	45,692	7,289,245
	Energizer Holdings, Inc.	5,181	163,823
*	Farmer Bros Co.	11,276	39,692
	Flowers Foods, Inc.	126,752	2,889,946
	Fresh Del Monte Produce, Inc.	60,762	1,493,530
*	Fresh Market, Inc.	6,378	0

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Freshpet, Inc.	9,805	$844,211
	General Mills, Inc.	39,083	2,536,878
*	Grocery Outlet Holding Corp.	82,681	2,048,835
*	Hain Celestial Group, Inc.	71,551	766,311
#*	Herbalife Ltd.	14,800	178,340
*	HF Foods Group, Inc.	4,068	20,340
*	Honest Co., Inc.	8,744	24,920
	Hormel Foods Corp.	29,766	903,993
	Ingles Markets, Inc., Class A	14,257	1,201,152
	Ingredion, Inc.	44,866	4,826,236
	Inter Parfums, Inc.	17,260	2,401,729
#	J & J Snack Foods Corp.	13,058	2,079,225
	J M Smucker Co.	38,020	5,001,531
	John B Sanfilippo & Son, Inc.	10,331	1,106,760
	Kellanova	29,809	1,632,341
	Kenvue, Inc.	192,958	4,005,808
	Keurig Dr Pepper, Inc.	52,639	1,654,970
	Kraft Heinz Co.	37,746	1,401,509
	Kroger Co.	148,256	6,840,532
	Lamb Weston Holdings, Inc.	5,072	519,576
	Lancaster Colony Corp.	7,366	1,353,723
	Lifevantage Corp.	3,901	20,714
*	Lifeway Foods, Inc.	6,493	80,838
#	Limoneira Co.	14,670	266,114
	Mannatech, Inc.	99	916
	McCormick & Co., Inc.	23,510	1,602,442
#	McCormick & Co., Inc.	2,128	144,704
	Medifast, Inc.	10,658	582,460
#	MGP Ingredients, Inc.	22,542	1,914,943
*	Mission Produce, Inc.	9,552	95,424
	Molson Coors Beverage Co., Class B	49,288	3,045,506
	Mondelez International, Inc., Class A	66,070	4,973,089
*	Monster Beverage Corp.	27,050	1,488,291
*	National Beverage Corp.	20,130	930,811
*	Natural Alternatives International, Inc.	8,015	49,773
	Natural Grocers by Vitamin Cottage, Inc.	16,537	247,228
	Natural Health Trends Corp.	1,821	11,545
*	Nature's Sunshine Products, Inc.	18,373	319,874
	Nu Skin Enterprises, Inc., Class A	39,842	739,468
	Oil-Dri Corp. of America	4,973	323,046
*	Performance Food Group Co.	67,726	4,922,326
*	Pilgrim's Pride Corp.	80,508	2,187,402
*	Post Holdings, Inc.	65,228	6,057,724
	PriceSmart, Inc.	22,368	1,700,415
	Procter & Gamble Co.	90,151	14,166,328
	Reynolds Consumer Products, Inc.	9,214	250,344
*	Rocky Mountain Chocolate Factory, Inc.	5,160	20,640
	Seaboard Corp.	692	2,493,276
*	Seneca Foods Corp., Class A	6,380	340,564
*»	Seneca Foods Corp., Class B	1,251	69,793
*	Simply Good Foods Co.	75,394	2,849,893
#*	Sovos Brands, Inc.	9,706	214,017
	SpartanNash Co.	38,080	854,134
#	Spectrum Brands Holdings, Inc.	25,661	2,017,468
*	Sprouts Farmers Market, Inc.	92,203	4,644,265
	Target Corp.	27,480	3,821,918
	Tootsie Roll Industries, Inc.	29,103	948,467
*	TreeHouse Foods, Inc.	53,773	2,263,843
	Turning Point Brands, Inc.	9,779	237,532

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Tyson Foods, Inc., Class A	75,789	$4,150,206
*	U.S. Foods Holding Corp.	93,276	4,291,629
*	United Natural Foods, Inc.	57,696	860,247
	United-Guardian, Inc.	1,872	14,377
	Universal Corp.	25,531	1,479,521
*	USANA Health Sciences, Inc.	19,769	925,585
#	Utz Brands, Inc.	35,936	636,067
	Vector Group Ltd.	34,078	356,797
	Village Super Market, Inc., Class A	11,621	295,522
#*	Vita Coco Co., Inc.	3,645	71,770
*	Vital Farms, Inc.	9,772	140,521
#	Walgreens Boots Alliance, Inc.	211,227	4,767,393
	Walmart, Inc.	63,339	10,466,770
#	WD-40 Co.	6,701	1,735,425
#	Weis Markets, Inc.	23,567	1,431,695
*	Whole Earth Brands, Inc.	11,119	44,254
#*	Willamette Valley Vineyards, Inc.	800	4,088
	WK Kellogg Co.	7,452	96,801
TOTAL CONSUMER STAPLES			213,134,178
ENERGY — (8.8%)
	Adams Resources & Energy, Inc.	4,112	103,499
*	Amplify Energy Corp.	35,232	215,620
	Antero Midstream Corp.	416,730	5,100,775
*	Antero Resources Corp.	217,675	4,862,860
	APA Corp.	21,097	660,969
	Archrock, Inc.	247,933	4,051,225
	Ardmore Shipping Corp.	48,293	800,215
	Baker Hughes Co.	220,561	6,285,989
#*	Battalion Oil Corp.	8,207	56,218
	Berry Corp.	67,692	454,213
*	Bristow Group, Inc.	21,888	577,405
	Cactus, Inc., Class A	26,100	1,107,684
	California Resources Corp.	54,878	2,616,583
*	Callon Petroleum Co.	33,820	1,086,298
#*	Centrus Energy Corp., Class A	1,800	90,396
#	ChampionX Corp.	110,016	3,015,539
	Cheniere Energy, Inc.	4,646	761,898
#	Chesapeake Energy Corp.	79,368	6,120,066
	Chevron Corp.	183,004	26,980,280
	Chord Energy Corp.	24,691	3,796,488
#	Civitas Resources, Inc.	7,040	456,262
*	Clean Energy Fuels Corp.	209,395	617,715
#*	CNX Resources Corp.	208,465	4,210,993
#	Comstock Resources, Inc.	210,476	1,643,818
	ConocoPhillips	107,669	12,044,931
	CONSOL Energy, Inc.	36,002	3,405,789
	Core Laboratories, Inc.	31,613	498,537
	Coterra Energy, Inc.	441,905	10,994,596
	Crescent Energy Co., Class A	9,826	108,577
#	CVR Energy, Inc.	73,861	2,491,332
	Delek U.S. Holdings, Inc.	71,468	1,931,780
	Devon Energy Corp.	171,572	7,209,455
	DHT Holdings, Inc.	185,564	2,063,472
	Diamondback Energy, Inc.	88,399	13,590,462
*	DMC Global, Inc.	19,446	330,971
	Dorian LPG Ltd.	45,854	1,716,774
*	Dril-Quip, Inc.	34,689	696,208
*	DT Midstream, Inc.	46,594	2,501,632

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Encore Energy Corp.	20,454	$94,293
	Energy Services of America Corp.	4,053	30,843
	EnLink Midstream LLC	301,646	3,637,851
	EOG Resources, Inc.	74,939	8,527,309
	Epsilon Energy Ltd.	15,216	77,754
	EQT Corp.	216,761	7,673,339
	Equitrans Midstream Corp.	258,942	2,638,619
#	Evolution Petroleum Corp.	34,987	196,277
*	Expro Group Holdings NV	92,164	1,622,086
	Exxon Mobil Corp.	491,345	50,515,179
*	Forum Energy Technologies, Inc.	5,809	114,495
	FutureFuel Corp.	52,456	298,999
*	Geospace Technologies Corp.	11,721	176,518
*	Green Plains, Inc.	36,133	749,037
*	Gulf Island Fabrication, Inc.	10,040	45,180
*	Gulfport Energy Corp.	10,014	1,270,777
*	Hallador Energy Co.	18,996	162,036
	Halliburton Co.	110,561	3,941,500
*	Helix Energy Solutions Group, Inc.	155,684	1,463,430
#	Helmerich & Payne, Inc.	98,092	3,949,184
	Hess Corp.	33,658	4,729,959
	HF Sinclair Corp.	169,076	9,551,103
	International Seaways, Inc.	47,303	2,537,333
	Kinder Morgan, Inc.	378,770	6,408,788
*	Kosmos Energy Ltd.	234,141	1,418,894
	Liberty Energy, Inc.	165,419	3,439,061
#	Magnolia Oil & Gas Corp., Class A	155,271	3,201,688
*	Mammoth Energy Services, Inc.	13,792	48,410
	Marathon Oil Corp.	306,076	6,993,837
	Marathon Petroleum Corp.	85,987	14,239,447
	Matador Resources Co.	115,055	6,315,369
	Mexco Energy Corp.	4,700	46,549
	Murphy Oil Corp.	168,763	6,531,128
#*	Nabors Industries Ltd.	9,014	762,404
	NACCO Industries, Inc., Class A	6,859	248,845
*	Natural Gas Services Group, Inc.	10,917	159,607
*	NCS Multistage Holdings, Inc.	1,080	17,075
#	New Fortress Energy, Inc.	21,731	722,121
*	Newpark Resources, Inc.	88,701	575,670
#	Nordic American Tankers Ltd.	207,034	921,301
	Northern Oil & Gas, Inc.	74,285	2,488,548
	NOV, Inc.	169,517	3,307,277
	Occidental Petroleum Corp.	118,726	6,835,056
*	Oceaneering International, Inc.	90,141	1,873,130
*	Oil States International, Inc.	77,668	479,212
	ONEOK, Inc.	71,124	4,854,213
	Overseas Shipholding Group, Inc., Class A	62,408	380,689
	Ovintiv, Inc.	151,443	6,424,212
*	Par Pacific Holdings, Inc.	69,312	2,536,126
	Patterson-UTI Energy, Inc.	180,683	2,003,774
	PBF Energy, Inc., Class A	119,889	6,055,593
#	Peabody Energy Corp.	111,786	2,984,686
	Permian Resources Corp.	277,242	3,737,222
	Phillips 66	58,638	8,462,050
#	PHX Minerals, Inc.	30,919	98,632
	Pioneer Natural Resources Co.	27,646	6,353,880
*	PrimeEnergy Resources Corp.	1,031	99,182
*	ProPetro Holding Corp.	104,522	884,256
	Range Resources Corp.	195,453	5,675,955

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Ranger Energy Services, Inc.	11,326	$115,072
*	REX American Resources Corp.	17,647	730,409
	Riley Exploration Permian, Inc.	1,159	25,753
#	RPC, Inc.	197,688	1,445,099
	SandRidge Energy, Inc.	35,627	520,154
	Schlumberger NV	111,868	5,447,972
	Scorpio Tankers, Inc.	52,501	3,711,821
*	SEACOR Marine Holdings, Inc.	27,377	289,101
*	Seadrill Ltd.	2,360	101,999
	Select Water Solutions, Inc.	98,967	768,974
	SFL Corp. Ltd.	191,219	2,327,135
*	SilverBow Resources, Inc.	7,262	192,879
#	Sitio Royalties Corp., Class A	21,394	456,334
	SM Energy Co.	123,164	4,566,921
*	Smart Sand, Inc.	5,869	10,858
	Solaris Oilfield Infrastructure, Inc., Class A	29,873	224,048
*	Southwestern Energy Co.	539,811	3,481,781
*	Stabilis Solutions, Inc.	2,037	8,759
*	Talos Energy, Inc.	91,135	1,182,021
	Targa Resources Corp.	53,518	4,546,889
	TechnipFMC PLC	239,042	4,623,072
*	Teekay Corp.	81,632	733,872
	Teekay Tankers Ltd., Class A	31,849	1,992,155
*	TETRA Technologies, Inc.	62,443	261,636
	Texas Pacific Land Corp.	67	97,909
*	Tidewater, Inc.	24,086	1,618,338
#*	Transocean Ltd.	704,898	3,848,743
*	U.S. Silica Holdings, Inc.	74,827	802,145
*	Valaris Ltd.	22,685	1,403,521
	Valero Energy Corp.	72,578	10,081,084
#*	Vital Energy, Inc.	22,902	1,003,795
#	Vitesse Energy, Inc.	19,888	417,847
#	W&T Offshore, Inc.	74,551	226,635
*	Weatherford International PLC	17,126	1,533,633
	Williams Cos., Inc.	101,371	3,513,519
	World Kinect Corp.	53,887	1,216,230
TOTAL ENERGY			420,372,625
FINANCIALS — (22.4%)
	1st Source Corp.	35,024	1,830,704
#*	Acacia Research Corp.	37,575	146,918
	ACNB Corp.	7,905	308,532
	Affiliated Managers Group, Inc.	33,169	4,936,874
*	Affinity Bancshares, Inc.	810	13,551
*	Affirm Holdings, Inc.	117,204	4,747,934
	Aflac, Inc.	72,531	6,117,265
	Alerus Financial Corp.	5,262	119,500
	Allstate Corp.	34,430	5,345,257
	Ally Financial, Inc.	188,760	6,923,717
	Amalgamated Financial Corp.	17,517	465,252
#	A-Mark Precious Metals, Inc.	26,279	708,745
*	Ambac Financial Group, Inc.	45,028	731,705
	Amerant Bancorp, Inc.	22,645	512,003
*	American Equity Investment Life Holding Co.	79,259	4,375,889
	American Express Co.	33,003	6,625,022
	American Financial Group, Inc.	33,279	4,006,792
	American International Group, Inc.	118,879	8,263,279
	American National Bankshares, Inc.	9,962	451,179
	Ameriprise Financial, Inc.	14,077	5,445,406

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Ameris Bancorp	64,207	$3,187,235
	AMERISAFE, Inc.	19,324	963,108
	AmeriServ Financial, Inc.	15,921	47,285
#	Ames National Corp.	7,690	162,567
	Apollo Global Management, Inc.	17,153	1,722,161
*	Arch Capital Group Ltd.	72,591	5,983,676
	Arrow Financial Corp.	16,031	403,821
	Arthur J Gallagher & Co.	14,066	3,265,563
	Artisan Partners Asset Management, Inc., Class A	20,958	878,140
*	AssetMark Financial Holdings, Inc.	19,580	600,519
	Associated Banc-Corp.	148,084	3,111,245
	Associated Capital Group, Inc., Class A	2,402	81,692
	Assurant, Inc.	40,745	6,843,123
	Assured Guaranty Ltd.	66,849	5,423,459
	Atlantic American Corp.	5,179	13,983
	Atlantic Union Bankshares Corp.	72,736	2,484,662
*	Atlanticus Holdings Corp.	18,293	634,584
	Auburn National BanCorp, Inc.	2,722	55,638
*	AvidXchange Holdings, Inc.	62,260	682,370
	Axis Capital Holdings Ltd.	59,826	3,560,844
*	Axos Financial, Inc.	65,575	3,634,822
#	B Riley Financial, Inc.	4,535	106,210
	Banc of California, Inc.	103,865	1,431,260
	BancFirst Corp.	37,917	3,356,034
*	Bancorp, Inc.	53,056	2,315,364
	Bank of America Corp.	491,054	16,700,747
#	Bank of Hawaii Corp.	32,151	2,032,908
	Bank of Marin Bancorp	16,358	320,290
	Bank of New York Mellon Corp.	145,973	8,095,663
	Bank of NT Butterfield & Son Ltd.	45,895	1,391,995
	Bank of the James Financial Group, Inc.	1,690	20,500
	Bank OZK	111,008	5,007,571
	Bank7 Corp.	4,635	129,548
	BankFinancial Corp.	18,148	196,724
	BankUnited, Inc.	72,764	2,056,311
	Bankwell Financial Group, Inc.	5,324	147,741
	Banner Corp.	33,698	1,569,653
	Bar Harbor Bankshares	14,019	368,840
	BayCom Corp.	8,823	180,077
	BCB Bancorp, Inc.	17,333	215,276
*	Berkshire Hathaway, Inc., Class B	110,049	42,230,203
	Berkshire Hills Bancorp, Inc.	43,506	1,044,144
	BGC Group, Inc., Class A	203,956	1,439,929
	BlackRock, Inc.	6,183	4,787,559
*	Block, Inc.	35,805	2,327,683
#*	Blue Foundry Bancorp	10,815	103,175
#	Blue Ridge Bankshares, Inc.	3,670	9,175
	BOK Financial Corp.	49,383	4,140,271
	Bread Financial Holdings, Inc.	36,129	1,310,399
*	Bridgewater Bancshares, Inc.	16,240	203,162
*	Brighthouse Financial, Inc.	68,814	3,562,501
	Brightsphere Investment Group, Inc.	14,075	311,339
	Brookline Bancorp, Inc.	87,185	943,342
	Brown & Brown, Inc.	39,544	3,067,033
#*	BRP Group, Inc., Class A	7,199	161,546
	Business First Bancshares, Inc.	13,511	304,673
	BV Financial, Inc.	1,771	24,776
	Byline Bancorp, Inc.	10,637	232,312
	C&F Financial Corp.	4,203	233,266

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cadence Bank	134,820	$3,588,908
*	California BanCorp	1,994	50,508
*»	California First Leasing Corp.	1,028	18,247
#	Cambridge Bancorp	6,744	462,571
	Camden National Corp.	18,415	663,492
*	Cantaloupe, Inc.	7,057	48,058
	Capital Bancorp, Inc.	3,991	86,844
	Capital City Bank Group, Inc.	18,726	535,189
	Capital One Financial Corp.	55,890	7,563,035
	Capitol Federal Financial, Inc.	133,731	847,855
	Capstar Financial Holdings, Inc.	21,155	384,809
	Carlyle Group, Inc.	78,382	3,136,848
*	Carter Bankshares, Inc.	18,144	262,362
	Cass Information Systems, Inc.	12,882	555,987
	Cathay General Bancorp	78,056	3,213,566
	CB Financial Services, Inc.	1,467	34,489
	Cboe Global Markets, Inc.	11,984	2,203,258
*»	CCUR Holdings, Inc.	2	5,200
	Central Pacific Financial Corp.	27,015	520,579
	Central Valley Community Bancorp	11,913	231,350
	CF Bankshares, Inc.	1,469	32,010
	Charles Schwab Corp.	59,213	3,725,682
	Chemung Financial Corp.	3,839	178,590
	Chubb Ltd.	25,440	6,232,800
	Cincinnati Financial Corp.	61,758	6,842,786
	Citigroup, Inc.	107,145	6,018,335
	Citizens & Northern Corp.	12,891	261,301
	Citizens Community Bancorp, Inc.	6,246	75,826
	Citizens Financial Group, Inc.	114,399	3,740,847
	Citizens Financial Services, Inc.	632	37,004
#	Citizens Holding Co.	2,806	21,718
#*	Citizens, Inc.	41,727	116,836
#	City Holding Co.	14,030	1,434,006
	Civista Bancshares, Inc.	15,887	271,509
	CME Group, Inc.	14,913	3,069,692
	CNB Financial Corp.	21,540	459,879
	CNO Financial Group, Inc.	16,341	444,148
*	Coastal Financial Corp.	2,615	104,338
	Codorus Valley Bancorp, Inc.	9,206	216,985
#	Cohen & Steers, Inc.	29,832	2,100,769
*	Coinbase Global, Inc., Class A	7,571	970,602
	Colony Bankcorp, Inc.	10,822	132,353
	Columbia Banking System, Inc.	80,213	1,617,094
#*	Columbia Financial, Inc.	48,769	876,867
	Comerica, Inc.	46,039	2,420,731
	Commerce Bancshares, Inc.	65,570	3,417,508
	Community Bank System, Inc.	54,753	2,506,045
	Community Trust Bancorp, Inc.	18,982	787,753
	Community West Bancshares	8,152	126,845
	ConnectOne Bancorp, Inc.	37,613	859,081
*	Consumer Portfolio Services, Inc.	51,999	475,271
	Corebridge Financial, Inc.	77,506	1,873,320
	Crawford & Co., Class A	33,896	411,497
	Crawford & Co., Class B	25,909	305,208
#*	Credit Acceptance Corp.	6,330	3,424,973
*	CrossFirst Bankshares, Inc.	24,657	348,157
	Cullen/Frost Bankers, Inc.	36,071	3,827,855
*	Customers Bancorp, Inc.	35,569	1,900,807
	CVB Financial Corp.	140,344	2,353,569

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Diamond Hill Investment Group, Inc.	3,494	$557,398
	Dime Community Bancshares, Inc.	38,616	880,831
	Discover Financial Services	123,098	12,989,301
	Donegal Group, Inc., Class A	26,974	404,880
	Donegal Group, Inc., Class B	3,821	55,137
*	Donnelley Financial Solutions, Inc.	33,283	2,067,540
	Eagle Bancorp Montana, Inc.	4,214	61,145
	Eagle Bancorp, Inc.	28,142	697,640
#	East West Bancorp, Inc.	87,666	6,382,961
	Eastern Bankshares, Inc.	42,035	586,809
*	eHealth, Inc.	25,505	173,434
	Employers Holdings, Inc.	26,031	1,086,013
	Enact Holdings, Inc.	8,458	240,968
*	Encore Capital Group, Inc.	27,089	1,356,617
*	Enova International, Inc.	37,642	2,048,854
*	Enstar Group Ltd.	16,951	4,524,052
	Enterprise Bancorp, Inc.	6,961	197,832
	Enterprise Financial Services Corp.	36,960	1,538,645
	Equitable Holdings, Inc.	129,582	4,236,036
	Equity Bancshares, Inc., Class A	15,363	504,675
	Erie Indemnity Co., Class A	2,592	896,391
	Esquire Financial Holdings, Inc.	2,267	113,033
	ESSA Bancorp, Inc.	12,606	239,640
	Essent Group Ltd.	55,167	3,043,012
*	Euronet Worldwide, Inc.	21,872	2,179,545
	Evans Bancorp, Inc.	5,198	153,185
	Evercore, Inc., Class A	19,214	3,299,620
	Everest Group Ltd.	16,892	6,502,913
	EVERTEC, Inc.	36,485	1,465,238
#*	EZCORP, Inc., Class A	58,343	501,750
#	F&G Annuities & Life, Inc.	11,495	515,436
	FactSet Research Systems, Inc.	3,846	1,830,388
#	Farmers & Merchants Bancorp, Inc.	3,243	73,292
	Farmers National Banc Corp.	18,464	253,326
	FB Financial Corp.	37,230	1,386,817
	Federal Agricultural Mortgage Corp., Class A	987	152,166
	Federal Agricultural Mortgage Corp., Class C	13,008	2,423,260
	Federated Hermes, Inc.	70,977	2,481,356
*	FFBW, Inc.	1,966	26,541
*	FG Financial Group, Inc.	4,644	6,502
	Fidelity D&D Bancorp, Inc.	50	2,487
	Fidelity National Financial, Inc.	117,503	5,878,675
	Fidelity National Information Services, Inc.	137,242	8,544,687
	Fifth Third Bancorp	238,430	8,163,843
	Financial Institutions, Inc.	23,194	484,755
#	Finward Bancorp	872	21,059
*	Finwise Bancorp	9,069	125,243
	First American Financial Corp.	77,959	4,704,826
	First BanCorp	198,662	3,313,682
	First Bancorp, Inc.	10,347	258,675
#	First Bancorp/Southern Pines NC	41,220	1,424,563
	First Bancshares, Inc.	17,524	445,635
	First Bank	20,468	281,230
	First Busey Corp.	52,231	1,229,518
	First Business Financial Services, Inc.	8,680	319,164
#	First Capital, Inc.	2,700	78,597
	First Citizens BancShares, Inc., Class A	7,787	11,758,370
	First Commonwealth Financial Corp.	110,075	1,542,151
#	First Community Bankshares, Inc.	18,847	646,075

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Community Corp.	8,626	$161,306
	First Financial Bancorp	100,985	2,264,084
#	First Financial Bankshares, Inc.	79,826	2,492,966
	First Financial Corp.	13,801	544,035
	First Financial Northwest, Inc.	19,410	405,281
	First Foundation, Inc.	43,333	412,530
	First Guaranty Bancshares, Inc.	425	5,215
	First Hawaiian, Inc.	42,919	930,913
	First Horizon Corp.	325,634	4,637,028
	First Internet Bancorp	7,590	250,318
	First Interstate BancSystem, Inc., Class A	33,313	916,774
	First Merchants Corp.	58,979	1,994,080
	First Mid Bancshares, Inc.	9,663	304,095
	First National Corp.	2,096	43,471
	First Northwest Bancorp	8,648	125,742
	First of Long Island Corp.	23,462	282,013
#	First Savings Financial Group, Inc.	6,504	117,072
*	First Seacoast Bancorp, Inc.	822	7,225
	First U.S. Bancshares, Inc.	1,708	16,926
	First United Corp.	7,908	179,828
*	First Western Financial, Inc.	5,270	89,854
	FirstCash Holdings, Inc.	41,900	4,808,863
*	Fiserv, Inc.	22,803	3,235,062
	Five Star Bancorp	4,192	99,895
*	FleetCor Technologies, Inc.	8,593	2,491,368
	Flushing Financial Corp.	35,345	566,580
*	Flywire Corp.	38,584	824,540
	FNB Corp.	352,042	4,639,914
	FNCB Bancorp, Inc.	14,887	96,765
	Franklin Financial Services Corp.	2,057	66,482
	Franklin Resources, Inc.	114,853	3,058,535
	FS Bancorp, Inc.	7,078	260,612
	Fulton Financial Corp.	161,085	2,511,315
#*	FVCBankcorp, Inc.	8,904	109,252
*	Genworth Financial, Inc., Class A	250,992	1,548,621
	German American Bancorp, Inc.	31,621	1,047,604
#	Glacier Bancorp, Inc.	103,011	3,982,405
	Global Payments, Inc.	63,865	8,508,734
	Globe Life, Inc.	38,140	4,684,355
	Goldman Sachs Group, Inc.	21,056	8,085,715
#*	Goosehead Insurance, Inc., Class A	5,779	446,139
	Great Southern Bancorp, Inc.	13,243	689,828
*	Green Dot Corp., Class A	47,214	425,398
*	Greenlight Capital Re Ltd., Class A	31,918	364,184
	Guaranty Bancshares, Inc.	5,967	181,934
	Hamilton Lane, Inc., Class A	4,583	531,353
	Hancock Whitney Corp.	78,217	3,528,369
	Hanmi Financial Corp.	29,441	493,137
	Hanover Insurance Group, Inc.	28,509	3,763,473
	HarborOne Bancorp, Inc.	42,353	462,495
	Hartford Financial Services Group, Inc.	147,540	12,830,078
	Hawthorn Bancshares, Inc.	7,305	184,086
	HBT Financial, Inc.	1,668	32,476
#	HCI Group, Inc.	9,811	879,752
	Heartland Financial USA, Inc.	40,161	1,424,511
#	Hennessy Advisors, Inc.	6,499	45,493
	Heritage Commerce Corp.	55,403	492,533
	Heritage Financial Corp.	33,160	668,174
*	Heritage Global, Inc.	11,857	33,200

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Heritage Insurance Holdings, Inc.	32,529	$195,825
	Hilltop Holdings, Inc.	75,031	2,362,726
	Hingham Institution For Savings The	2,051	379,148
	HMN Financial, Inc.	2,450	54,513
	Home Bancorp, Inc.	7,804	310,755
	Home BancShares, Inc.	145,366	3,407,379
#	Home Federal Bancorp, Inc. of Louisiana	944	12,904
	HomeStreet, Inc.	20,816	286,428
	HomeTrust Bancshares, Inc.	9,675	262,676
	Hope Bancorp, Inc.	113,877	1,261,757
	Horace Mann Educators Corp.	37,413	1,377,921
	Horizon Bancorp, Inc.	41,208	540,237
	Houlihan Lokey, Inc.	25,633	3,070,321
	Huntington Bancshares, Inc.	506,912	6,452,990
#*	I3 Verticals, Inc., Class A	13,833	259,230
#	IF Bancorp, Inc.	781	13,277
	Independent Bank Corp.	46,289	2,596,350
	Independent Bank Corp.	20,166	513,023
	Independent Bank Group, Inc.	37,181	1,797,701
	Interactive Brokers Group, Inc., Class A	4,012	356,065
	Intercontinental Exchange, Inc.	34,860	4,438,724
	International Bancshares Corp.	70,397	3,721,185
*	International Money Express, Inc.	27,388	564,193
	Invesco Ltd.	49,344	781,116
	Investar Holding Corp.	8,770	156,983
	Investors Title Co.	2,106	352,228
	Jack Henry & Associates, Inc.	12,721	2,109,523
	Jackson Financial, Inc., Class A	61,673	3,087,967
#	James River Group Holdings Ltd.	35,600	340,692
	Janus Henderson Group PLC	119,037	3,423,504
	Jefferies Financial Group, Inc.	147,940	6,030,034
	JPMorgan Chase & Co.	273,311	47,654,506
	Kearny Financial Corp.	70,060	506,534
	Kemper Corp.	51,842	3,110,520
#	Kentucky First Federal Bancorp	2,320	9,071
	KeyCorp	229,712	3,337,715
	Kinsale Capital Group, Inc.	4,708	1,871,760
	KKR & Co., Inc.	24,837	2,150,387
*	Lake Shore Bancorp, Inc.	2,509	29,155
	Lakeland Bancorp, Inc.	59,844	795,327
#	Lakeland Financial Corp.	25,757	1,724,689
#	Landmark Bancorp, Inc.	5,058	107,027
	Lazard, Inc.	26,679	1,039,947
	LCNB Corp.	11,830	174,729
*	LendingClub Corp.	33,624	303,288
#*	LendingTree, Inc.	6,080	196,627
	Lincoln National Corp.	151,366	4,154,997
	LINKBANCORP, Inc.	7,281	51,914
	Live Oak Bancshares, Inc.	42,299	1,538,415
	Loews Corp.	64,258	4,681,838
	LPL Financial Holdings, Inc.	16,691	3,992,320
*	Luther Burbank Corp.	7,343	70,493
	M&T Bank Corp.	53,673	7,412,241
	Macatawa Bank Corp.	33,722	359,477
	Magyar Bancorp, Inc.	2,911	33,564
#*	Maiden Holdings Ltd.	67,173	118,224
	MainStreet Bancshares, Inc.	828	15,335
*	Markel Group, Inc.	4,656	6,972,034
	MarketAxess Holdings, Inc.	531	119,746

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Marqeta, Inc., Class A	336,820	$2,024,288
	Marsh & McLennan Cos., Inc.	7,935	1,538,120
#	MBIA, Inc.	6,466	39,313
	Mercantile Bank Corp.	17,978	720,738
	Merchants Bancorp	10,695	467,799
	Mercury General Corp.	51,953	2,080,718
	Meridian Corp.	1,432	17,327
	MetLife, Inc.	46,316	3,210,625
	Metrocity Bankshares, Inc.	3,195	76,361
*	Metropolitan Bank Holding Corp.	8,270	401,012
	MGIC Investment Corp.	175,975	3,491,344
	Mid Penn Bancorp, Inc.	15,391	329,060
#	Middlefield Banc Corp.	8,086	213,470
	Midland States Bancorp, Inc.	23,050	605,293
	MidWestOne Financial Group, Inc.	14,212	362,406
#	Moelis & Co., Class A	22,413	1,232,043
	Morgan Stanley	121,949	10,638,831
	Morningstar, Inc.	5,538	1,546,763
*	Mr Cooper Group, Inc.	74,750	5,035,160
#	MVB Financial Corp.	10,817	231,808
	Nasdaq, Inc.	57,093	3,298,263
	National Bank Holdings Corp., Class A	40,969	1,433,915
	National Bankshares, Inc.	4,963	160,106
	National Western Life Group, Inc., Class A	3,908	1,891,472
	Navient Corp.	135,362	2,330,934
	NBT Bancorp, Inc.	51,869	1,844,980
*	NCR Atleos Corp.	41,262	923,856
	Nelnet, Inc., Class A	29,960	2,610,415
	New York Community Bancorp, Inc.	886,417	5,735,112
*	NI Holdings, Inc.	14,940	199,598
#*	Nicholas Financial, Inc.	8,010	56,551
#	Nicolet Bankshares, Inc.	11,634	904,776
*	NMI Holdings, Inc., Class A	87,774	2,801,746
	Northeast Bank	6,679	366,210
	Northeast Community Bancorp, Inc.	3,544	61,063
	Northern Trust Corp.	50,311	4,006,768
	Northfield Bancorp, Inc.	56,575	680,597
	Northrim BanCorp, Inc.	7,507	379,329
#	Northwest Bancshares, Inc.	126,055	1,559,300
#	Norwood Financial Corp.	2,461	67,407
	Oak Valley Bancorp	6,523	169,924
	OceanFirst Financial Corp.	53,164	916,016
*	Ocwen Financial Corp.	5,505	159,260
	OFG Bancorp	53,510	1,967,563
	Ohio Valley Banc Corp.	4,011	96,465
	Old National Bancorp	265,916	4,379,637
	Old Point Financial Corp.	4,109	74,044
	Old Republic International Corp.	241,850	6,781,474
	Old Second Bancorp, Inc.	30,312	412,849
	OneMain Holdings, Inc.	77,228	3,676,053
	OP Bancorp	7,769	84,760
*	Open Lending Corp., Class A	65,794	482,928
*	Oportun Financial Corp.	16,305	60,002
	Oppenheimer Holdings, Inc., Class A	9,819	367,034
*	OptimumBank Holdings, Inc.	2,148	9,516
	Orange County Bancorp, Inc.	394	19,125
	Origin Bancorp, Inc.	14,861	453,260
	Orrstown Financial Services, Inc.	9,962	275,748
*	Oscar Health, Inc., Class A	127,374	1,594,722

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Pacific Premier Bancorp, Inc.	78,034	$1,979,723
*	Palomar Holdings, Inc.	15,383	920,980
#	Park National Corp.	12,806	1,673,488
	Parke Bancorp, Inc.	11,518	213,198
	Pathfinder Bancorp, Inc.	1,554	21,305
	Pathward Financial, Inc.	29,922	1,549,361
#*	Patriot National Bancorp, Inc.	877	3,701
*	Paymentus Holdings, Inc., Class A	20,758	329,222
#*	Payoneer Global, Inc.	79,019	369,809
*	PayPal Holdings, Inc.	10,461	641,782
#*	Paysafe Ltd.	29,945	445,582
#	PCB Bancorp	5,989	100,316
	Peapack-Gladstone Financial Corp.	17,223	475,010
	Penns Woods Bancorp, Inc.	7,925	170,863
	PennyMac Financial Services, Inc.	33,376	2,911,055
	Peoples Bancorp of North Carolina, Inc.	3,887	113,073
	Peoples Bancorp, Inc.	31,903	934,758
	Peoples Financial Services Corp.	1,798	78,591
	Pinnacle Financial Partners, Inc.	60,315	5,330,640
*	Pioneer Bancorp, Inc.	10,487	102,248
	Piper Sandler Cos.	13,381	2,321,470
#	PJT Partners, Inc., Class A	9,227	887,361
	Plumas Bancorp	5,164	182,186
	PNC Financial Services Group, Inc.	31,663	4,787,762
*	Ponce Financial Group, Inc.	5,737	51,977
	Popular, Inc.	80,189	6,852,150
*	PRA Group, Inc.	36,233	825,025
	Preferred Bank	15,252	1,095,704
	Premier Financial Corp.	36,742	767,540
	Primerica, Inc.	22,689	5,312,856
	Primis Financial Corp.	26,567	350,684
#	Princeton Bancorp, Inc.	1,028	33,574
	Principal Financial Group, Inc.	89,313	7,064,658
	ProAssurance Corp.	46,767	629,484
*	PROG Holdings, Inc.	51,490	1,577,654
	Progressive Corp.	16,737	2,983,370
	Prosperity Bancshares, Inc.	70,812	4,525,595
*	Provident Bancorp, Inc.	15,467	168,126
	Provident Financial Holdings, Inc.	7,891	119,154
	Provident Financial Services, Inc.	74,039	1,225,345
	Prudential Financial, Inc.	149,872	15,726,069
	QCR Holdings, Inc.	16,494	963,415
	Radian Group, Inc.	118,291	3,428,073
	Raymond James Financial, Inc.	41,208	4,540,297
	RBB Bancorp	13,307	235,401
	Red River Bancshares, Inc.	3,292	168,583
	Regional Management Corp.	17,433	425,017
	Regions Financial Corp.	325,643	6,079,755
	Reinsurance Group of America, Inc.	30,108	5,235,480
*	Remitly Global, Inc.	7,121	122,054
	RenaissanceRe Holdings Ltd.	33,797	7,733,768
	Renasant Corp.	58,599	1,853,486
*	Repay Holdings Corp.	27,357	214,479
	Republic Bancorp, Inc., Class A	16,335	836,189
*	Rhinebeck Bancorp, Inc.	2,179	19,219
	Richmond Mutual BanCorp, Inc.	10,309	118,760
	Riverview Bancorp, Inc.	19,717	108,246
	RLI Corp.	16,915	2,306,699
*	Robinhood Markets, Inc., Class A	323,113	3,470,234

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	S&P Global, Inc.	11,333	$5,081,151
	S&T Bancorp, Inc.	41,109	1,370,574
	Safety Insurance Group, Inc.	14,167	1,180,253
	Sandy Spring Bancorp, Inc.	41,574	1,013,574
	SB Financial Group, Inc.	6,557	100,453
	Seacoast Banking Corp. of Florida	50,597	1,242,662
*	Security National Financial Corp., Class A	16,401	128,420
	SEI Investments Co.	55,511	3,510,516
	Selective Insurance Group, Inc.	26,159	2,743,033
#	ServisFirst Bancshares, Inc.	44,568	2,992,296
#*	Shift4 Payments, Inc., Class A	3,336	239,558
	Shore Bancshares, Inc.	28,906	374,044
	Sierra Bancorp	14,961	310,441
	Silvercrest Asset Management Group, Inc., Class A	7,061	117,777
	Simmons First National Corp., Class A	116,966	2,223,524
*	SiriusPoint Ltd.	146,868	1,733,042
	SLM Corp.	199,453	3,965,126
	SmartFinancial, Inc.	4,161	96,785
#*	SoFi Technologies, Inc.	135,656	1,062,186
#	Sound Financial Bancorp, Inc.	1,802	71,017
	South Plains Financial, Inc.	6,825	184,821
*	Southern First Bancshares, Inc.	8,505	318,852
	Southern Missouri Bancorp, Inc.	4,524	197,292
	Southern States Bancshares, Inc.	2,808	71,772
#	Southside Bancshares, Inc.	34,766	1,088,176
	SouthState Corp.	57,472	4,775,923
	State Street Corp.	97,744	7,220,349
	Stellar Bancorp, Inc.	16,096	402,883
	StepStone Group, Inc., Class A	9,979	333,798
*	Sterling Bancorp, Inc.	35,394	191,482
	Stewart Information Services Corp.	29,773	1,835,803
	Stifel Financial Corp.	103,447	7,546,459
#	Stock Yards Bancorp, Inc.	29,427	1,463,110
*	StoneX Group, Inc.	26,487	1,741,520
	Summit Financial Group, Inc.	12,423	351,447
	Summit State Bank	4,662	54,825
	Synchrony Financial	153,553	5,968,605
	Synovus Financial Corp.	143,930	5,420,404
	T Rowe Price Group, Inc.	18,720	2,030,184
	Territorial Bancorp, Inc.	9,218	99,001
*	Texas Capital Bancshares, Inc.	53,656	3,273,016
#	TFS Financial Corp.	64,176	854,824
*	Third Coast Bancshares, Inc.	1,356	25,764
	Timberland Bancorp, Inc.	8,054	225,270
	Tiptree, Inc.	65,506	1,240,029
#*	Toast, Inc., Class A	5,584	99,228
	Tompkins Financial Corp.	16,837	831,579
	Towne Bank	76,275	2,144,090
	Tradeweb Markets, Inc., Class A	7,876	751,292
	Travelers Cos., Inc.	89,577	18,932,995
	TriCo Bancshares	31,649	1,150,441
*	Triumph Financial, Inc.	23,303	1,646,357
	Truist Financial Corp.	165,226	6,123,276
	TrustCo Bank Corp.	17,435	503,871
	Trustmark Corp.	61,541	1,660,992
	U.S. Bancorp	69,476	2,886,033
	U.S. Global Investors, Inc., Class A	3,303	9,645
	UMB Financial Corp.	46,006	3,795,495
	Union Bankshares, Inc.	2,000	59,940

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	United Bancorp, Inc.	2,256	$27,162
	United Bancshares, Inc.	2,040	38,984
	United Bankshares, Inc.	120,491	4,319,602
	United Community Banks, Inc.	92,245	2,521,978
	United Fire Group, Inc.	24,364	545,997
	United Security Bancshares	16,748	134,821
	Unity Bancorp, Inc.	6,942	190,141
	Universal Insurance Holdings, Inc.	33,603	558,482
	Univest Financial Corp.	27,024	573,990
	Unum Group	136,107	6,579,412
*	USCB Financial Holdings, Inc.	7,405	89,823
*	Usio, Inc.	3,394	5,668
	Valley National Bancorp	429,996	4,136,562
	Value Line, Inc.	3,433	153,112
#*	Velocity Financial, Inc.	20,216	318,402
	Veritex Holdings, Inc.	44,794	941,122
	Victory Capital Holdings, Inc., Class A	20,055	676,455
	Virginia National Bankshares Corp.	4,480	147,885
	Virtu Financial, Inc., Class A	88,765	1,490,364
	Virtus Investment Partners, Inc.	7,580	1,789,714
	Voya Financial, Inc.	76,641	5,546,509
	W R Berkley Corp.	30,617	2,506,920
	WaFd, Inc.	73,039	2,121,053
	Walker & Dunlop, Inc.	37,675	3,639,028
	Washington Trust Bancorp, Inc.	15,471	430,249
	Waterstone Financial, Inc.	22,750	302,575
	Webster Financial Corp.	144,019	7,126,060
	Wells Fargo & Co.	220,608	11,070,109
	WesBanco, Inc.	60,783	1,783,373
	West BanCorp, Inc.	19,791	372,269
	Westamerica BanCorp	28,453	1,357,777
	Western Alliance Bancorp	82,230	5,259,431
	Western New England Bancorp, Inc.	25,750	219,132
	Western Union Co.	14,373	180,669
	Westwood Holdings Group, Inc.	12,438	152,987
*	WEX, Inc.	8,860	1,810,895
	White Mountains Insurance Group Ltd.	2,746	4,327,614
	Willis Towers Watson PLC	16,771	4,130,697
	Wintrust Financial Corp.	47,223	4,579,687
#	WisdomTree, Inc.	157,812	1,068,387
#*	World Acceptance Corp.	7,167	941,099
	WSFS Financial Corp.	68,600	3,053,386
	WVS Financial Corp.	1,627	21,639
	Zions Bancorp NA	108,744	4,556,374
TOTAL FINANCIALS			1,071,151,359
HEALTH CARE — (9.1%)
*	4D Molecular Therapeutics, Inc.	14,899	257,008
	Abbott Laboratories	63,378	7,171,221
#*	AC Immune SA	15,821	50,785
*	Acadia Healthcare Co., Inc.	46,522	3,821,317
*	Accolade, Inc.	66,055	747,743
#*	Accuray, Inc.	76,730	198,731
#††	Achillion Pharmaceuticals, Inc.	196,899	53,163
#*	Actinium Pharmaceuticals, Inc.	4,846	26,071
*	Acumen Pharmaceuticals, Inc.	6,544	20,810
*	Acurx Pharmaceuticals, Inc.	1,662	5,435
#*	AdaptHealth Corp.	49,728	359,036
#*	Adaptive Biotechnologies Corp.	129,653	475,827

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Addus HomeCare Corp.	16,900	$1,463,540
#††	Aduro Biotech, Inc.	740	733
	Agilent Technologies, Inc.	12,036	1,565,884
*	Agiliti, Inc.	33,306	236,140
#*	agilon health, Inc.	22,562	132,890
*	Agios Pharmaceuticals, Inc.	50,218	1,135,931
††	Albireo Pharma, Inc.	7,009	37,919
#*	Aldeyra Therapeutics, Inc.	59,230	185,390
*	Align Technology, Inc.	2,744	733,526
*	Alkermes PLC	55,103	1,490,536
#*	Allogene Therapeutics, Inc.	68,253	240,251
*	Alpha Teknova, Inc.	13,659	43,845
*	Alpine Immune Sciences, Inc.	7,056	187,760
*	ALX Oncology Holdings, Inc.	3,024	43,576
*	Amedisys, Inc.	14,462	1,363,333
*	American Shared Hospital Services	3,867	10,325
*	American Well Corp., Class A	31,936	33,533
*	AMN Healthcare Services, Inc.	40,710	3,012,947
*	Amneal Pharmaceuticals, Inc.	48,533	259,652
*	Amphastar Pharmaceuticals, Inc.	12,706	677,992
*	AnaptysBio, Inc.	9,781	230,832
*	AngioDynamics, Inc.	38,849	229,209
*	ANI Pharmaceuticals, Inc.	18,156	1,013,468
*	Anika Therapeutics, Inc.	13,525	318,108
#*	Anixa Biosciences, Inc.	3,476	15,781
#*	Apollo Medical Holdings, Inc.	26,674	926,922
*	Apyx Medical Corp.	26,878	60,207
#*	Arcturus Therapeutics Holdings, Inc.	28,170	928,765
*	Arcus Biosciences, Inc.	63,207	956,954
#*	ARS Pharmaceuticals, Inc.	2,866	17,798
#*	Artivion, Inc.	35,445	592,640
*	Arvinas, Inc.	9,930	412,095
*	Athira Pharma, Inc.	949	3,008
*	AtriCure, Inc.	31,358	1,068,053
	Atrion Corp.	1,520	516,800
*	Avanos Medical, Inc.	43,165	828,336
#*	Avid Bioservices, Inc.	48,440	327,939
#*	Avidity Biosciences, Inc.	71,639	876,145
*	Avita Medical, Inc.	4,189	70,208
*	Axogen, Inc.	14,933	144,402
*	Axonics, Inc.	20,962	1,422,901
*	Azenta, Inc.	29,789	1,942,243
	Baxter International, Inc.	18,080	699,515
	Becton Dickinson & Co.	9,587	2,289,471
*	Biogen, Inc.	32,132	7,925,679
#*	BioLife Solutions, Inc.	37,144	631,448
*	BioMarin Pharmaceutical, Inc.	6,298	554,728
#*	Biomea Fusion, Inc.	5,405	97,722
#	Bionano Genomics, Inc.	12,813	15,119
*	Bio-Rad Laboratories, Inc., Class A	12,392	3,976,469
	Bio-Techne Corp.	8,280	582,250
*	Bluebird Bio, Inc.	58,718	59,892
*	Boston Scientific Corp.	41,667	2,635,854
	Bristol-Myers Squibb Co.	122,040	5,964,095
*	Brookdale Senior Living, Inc.	185,240	1,013,263
	Bruker Corp.	22,783	1,629,212
*	CareDx, Inc.	12,142	103,936
*	Caribou Biosciences, Inc.	40,522	248,400
*	Castle Biosciences, Inc.	14,533	335,422

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Catalent, Inc.	34,016	$1,756,586
*	Catalyst Pharmaceuticals, Inc.	87,316	1,257,350
#*	Celcuity, Inc.	1,900	28,690
*	Centene Corp.	196,536	14,801,126
*	Certara, Inc.	67,010	1,082,882
*	Charles River Laboratories International, Inc.	11,265	2,436,394
	Chemed Corp.	4,093	2,426,289
††	Chinook Therapeutics, Inc.	45,796	13,281
	Cigna Group	32,553	9,796,825
#*	Codexis, Inc.	5,709	15,015
*	Cogent Biosciences, Inc.	12,282	54,409
#*	Collegium Pharmaceutical, Inc.	31,260	1,030,330
#*	Community Health Systems, Inc.	13,803	50,657
*	Computer Programs & Systems, Inc.	13,493	136,684
#	CONMED Corp.	20,942	2,002,055
††	Contra Abiomed, Inc.	2,059	32,141
	Cooper Cos., Inc.	5,488	2,047,189
#*	Corcept Therapeutics, Inc.	93,425	1,971,268
*	CorVel Corp.	9,420	2,216,903
*	Crinetics Pharmaceuticals, Inc.	4,719	172,149
#*	CRISPR Therapeutics AG	69,149	4,352,930
*	Cross Country Healthcare, Inc.	39,131	831,534
#*	CryoPort, Inc.	35,016	508,082
*	Cue Biopharma, Inc.	4,901	12,939
*	Cullinan Oncology, Inc.	12,027	182,089
*	Cumberland Pharmaceuticals, Inc.	23,548	48,980
	CVS Health Corp.	110,493	8,217,364
*	Cymabay Therapeutics, Inc.	3,502	82,332
#*	Cytek Biosciences, Inc.	51,011	385,133
	Danaher Corp.	31,151	7,473,436
*	DaVita, Inc.	23,556	2,547,817
*	Day One Biopharmaceuticals, Inc.	23,181	348,874
*	Deciphera Pharmaceuticals, Inc.	62,925	901,086
#*	Definitive Healthcare Corp.	41,337	351,365
*	Denali Therapeutics, Inc.	33,718	539,825
	DENTSPLY SIRONA, Inc.	87,710	3,047,923
	Dianthus Therapeutics, Inc.	909	17,271
*	Dominari Holdings, Inc.	1,877	4,317
#*	Dynavax Technologies Corp.	86,965	1,123,588
*	Dyne Therapeutics, Inc.	54,948	1,175,887
#*	Eagle Pharmaceuticals, Inc.	12,170	71,316
*	Edgewise Therapeutics, Inc.	257	4,582
#*	Editas Medicine, Inc.	78,301	550,456
*	Edwards Lifesciences Corp.	5,405	424,130
*	Elanco Animal Health, Inc.	44,252	652,274
*	Electromed, Inc.	3,600	36,180
	Elevance Health, Inc.	15,836	7,814,116
#*	Elevation Oncology, Inc.	8,088	22,485
#	Elicio Operating Co., Inc.	1,338	5,887
	Embecta Corp.	20,053	343,708
#*	Emergent BioSolutions, Inc.	27,004	45,097
*	Enanta Pharmaceuticals, Inc.	9,330	113,360
	Encompass Health Corp.	29,522	2,097,243
*	Enhabit, Inc.	46,285	467,016
*	Enovis Corp.	45,284	2,658,171
	Ensign Group, Inc.	28,435	3,219,411
*	Envista Holdings Corp.	148,428	3,488,058
*	enVVeno Medical Corp.	2,854	12,301
*	Evolent Health, Inc., Class A	78,276	2,302,097

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Exact Sciences Corp.	9,431	$616,787
*	Exagen, Inc.	7,187	15,452
*	Exelixis, Inc.	124,120	2,700,851
*	FONAR Corp.	7,435	145,429
*	Fortrea Holdings, Inc.	22,412	693,876
#*	Fulcrum Therapeutics, Inc.	17,964	129,700
#*	Fulgent Genetics, Inc.	20,695	508,890
*	GE HealthCare Technologies, Inc.	596	43,723
*	Generation Bio Co.	50,446	94,838
	Gilead Sciences, Inc.	71,697	5,611,007
#*	Glaukos Corp.	19,786	1,761,548
*	Globus Medical, Inc., Class A	53,522	2,825,426
#*	GoodRx Holdings, Inc., Class A	62,707	376,242
*	Graphite Bio, Inc.	9,175	24,956
*	Haemonetics Corp.	29,348	2,243,948
*	Halozyme Therapeutics, Inc.	17,695	598,976
*	Harmony Biosciences Holdings, Inc.	22,473	708,798
#*	Harrow, Inc.	3,170	30,210
*	Harvard Bioscience, Inc.	43,252	190,309
*	Health Catalyst, Inc.	44,122	431,072
*	HealthEquity, Inc.	29,622	2,238,831
	HealthStream, Inc.	26,151	696,140
#*	Henry Schein, Inc.	33,422	2,501,302
*	Hims & Hers Health, Inc.	87,475	750,536
*	Hologic, Inc.	18,579	1,383,021
	Humana, Inc.	9,303	3,517,092
*	ICU Medical, Inc.	1,207	110,477
*	Ideaya Biosciences, Inc.	40,169	1,748,557
*	ImmuCell Corp.	2,993	15,893
*	ImmunoGen, Inc.	20,442	599,359
#*	Immunovant, Inc.	24,112	877,918
*	Incyte Corp.	7,515	441,657
#*	InfuSystem Holdings, Inc.	10,768	99,389
#*	Innoviva, Inc.	74,771	1,211,290
*	Inogen, Inc.	21,258	151,251
*	Integer Holdings Corp.	30,554	3,095,731
*	Integra LifeSciences Holdings Corp.	63,379	2,544,667
#*	Intellia Therapeutics, Inc.	47,728	1,136,881
#*	Iovance Biotherapeutics, Inc.	142,225	1,099,399
*	IQVIA Holdings, Inc.	7,513	1,564,432
	iRadimed Corp.	3,451	142,906
#*	Ironwood Pharmaceuticals, Inc.	62,369	885,016
*	iTeos Therapeutics, Inc.	13,135	130,693
*	Janux Therapeutics, Inc.	2,382	20,390
*	Jazz Pharmaceuticals PLC	36,717	4,505,910
	Johnson & Johnson	127,455	20,252,600
#*	KalVista Pharmaceuticals, Inc.	15,204	239,767
*	Keros Therapeutics, Inc.	3,008	166,523
*	Kewaunee Scientific Corp.	2,037	58,482
*	Kiniksa Pharmaceuticals Ltd., Class A	6,103	107,596
*	Kinnate Biopharma, Inc.	9,473	22,451
*	Krystal Biotech, Inc.	15,791	1,756,749
*	Kura Oncology, Inc.	48,561	978,019
#*	Kymera Therapeutics, Inc.	23,915	783,934
	Laboratory Corp. of America Holdings	19,721	4,383,978
#*	Lantern Pharma, Inc.	1,402	5,916
*	Lantheus Holdings, Inc.	46,636	2,421,807
*	Larimar Therapeutics, Inc.	7,953	46,048
#	LeMaitre Vascular, Inc.	19,224	1,115,761

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	LENSAR, Inc.	38,325	$136,054
*	Ligand Pharmaceuticals, Inc.	16,449	1,202,422
*	LivaNova PLC	45,007	2,190,941
*	MacroGenics, Inc.	18,148	259,516
*	Maravai LifeSciences Holdings, Inc., Class A	66,482	385,596
#*	Masimo Corp.	5,582	719,743
*	MaxCyte, Inc.	11,304	57,537
#*	MediciNova, Inc.	25,869	36,475
*	Medpace Holdings, Inc.	7,287	2,124,743
	Medtronic PLC	57,439	5,028,210
#	MEI Pharma, Inc.	1,524	6,858
*	MeiraGTx Holdings PLC	8,596	52,178
	Merck & Co., Inc.	89,572	10,818,506
*	Merit Medical Systems, Inc.	39,324	3,079,069
#*	Merrimack Pharmaceuticals, Inc.	9,794	131,240
	Mesa Laboratories, Inc.	5,931	543,398
#*	Milestone Pharmaceuticals, Inc.	785	1,256
*	Moderna, Inc.	9,812	991,503
*	ModivCare, Inc.	2,985	118,713
*	Molina Healthcare, Inc.	9,555	3,405,784
*	Monte Rosa Therapeutics, Inc.	5,011	26,533
*	Morphic Holding, Inc.	8,831	279,854
*	Mural Oncology PLC	662	2,906
*	Myriad Genetics, Inc.	73,545	1,573,128
	National HealthCare Corp.	16,680	1,551,907
	National Research Corp.	17,603	693,558
*	Nautilus Biotechnology, Inc.	15,148	42,111
*	NeoGenomics, Inc.	116,529	1,730,456
*	Neurocrine Biosciences, Inc.	2,879	402,398
*	NeuroPace, Inc.	356	5,205
#*	Nevro Corp.	13,575	224,802
#*	Nurix Therapeutics, Inc.	41,384	326,934
*	Olema Pharmaceuticals, Inc.	60,523	789,220
*	OmniAb, Inc.	95,802	555,652
*»	OmniAb, Inc.	6,492	0
*»	OmniAb, Inc.	6,492	0
*	Omnicell, Inc.	9,550	307,224
#*	OptimizeRx Corp.	6,852	96,750
*	Option Care Health, Inc.	83,263	2,601,136
*	OraSure Technologies, Inc.	88,014	648,663
*	Organogenesis Holdings, Inc.	16,434	54,232
#	Organon & Co.	3,332	55,478
#*	ORIC Pharmaceuticals, Inc.	7,374	81,040
*	Orthofix Medical, Inc.	22,273	309,372
#*	OrthoPediatrics Corp.	5,598	146,220
#*	Outset Medical, Inc.	30,645	93,161
*	Ovid therapeutics, Inc.	29,862	115,566
#*	Owens & Minor, Inc.	72,875	1,436,366
#*	Pacific Biosciences of California, Inc.	110,604	720,032
*	Pacira BioSciences, Inc.	36,080	1,175,847
	Patterson Cos., Inc.	77,533	2,315,135
#*††	PDL BioPharma, Inc.	418,608	673,959
*	Pediatrix Medical Group, Inc.	80,876	756,999
*	Pennant Group, Inc.	25,842	387,888
#*	Penumbra, Inc.	1,533	386,607
*	PepGen, Inc.	1,548	15,526
	Perrigo Co. PLC	125,640	4,030,531
*	PetIQ, Inc.	31,954	574,213
	Pfizer, Inc.	346,261	9,376,748

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	PharmaCyte Biotech, Inc.	4,103	$8,986
	Phibro Animal Health Corp., Class A	18,977	205,141
*	Pliant Therapeutics, Inc.	3,237	58,007
*	PMV Pharmaceuticals, Inc.	1,652	2,908
#*	Poseida Therapeutics, Inc.	7,718	26,550
	Premier, Inc., Class A	97,270	2,102,977
*	Prestige Consumer Healthcare, Inc.	53,953	3,320,268
*	Privia Health Group, Inc.	13,036	262,806
*	Pro-Dex, Inc.	810	17,577
*	Protagonist Therapeutics, Inc.	9,941	248,624
*	Prothena Corp. PLC	44,814	1,272,269
	Psychemedics Corp.	1,189	3,805
*	Puma Biotechnology, Inc.	10,979	51,601
*	Quanterix Corp.	28,549	630,647
	Quest Diagnostics, Inc.	21,797	2,799,389
#*	QuidelOrtho Corp.	27,103	1,856,827
*	R1 RCM, Inc.	195,780	2,004,787
*	RadNet, Inc.	49,154	1,817,223
#*	Rallybio Corp.	1,343	1,813
#*	RAPT Therapeutics, Inc.	24,404	603,999
#*	Recursion Pharmaceuticals, Inc., Class A	40,990	385,716
*	Regeneron Pharmaceuticals, Inc.	4,878	4,598,881
#*	REGENXBIO, Inc.	38,155	470,070
*	Relay Therapeutics, Inc.	48,562	449,199
#*	Repare Therapeutics, Inc.	3,400	22,236
*	Repligen Corp.	5,096	965,182
#*	Replimune Group, Inc.	59,148	458,988
	ResMed, Inc.	9,930	1,888,686
*	REVOLUTION Medicines, Inc.	32,460	900,765
	Revvity, Inc.	28,355	3,039,089
*	Rocket Pharmaceuticals, Inc.	29,552	849,029
	Royalty Pharma PLC, Class A	17,638	500,743
*	RxSight, Inc.	1,456	66,263
*	Sage Therapeutics, Inc.	48,607	1,246,283
#*	Sana Biotechnology, Inc.	32,154	176,525
*	Sarepta Therapeutics, Inc.	1,206	143,502
#*	Schrodinger, Inc.	40,689	1,076,224
#*	scPharmaceuticals, Inc.	2,070	10,143
	Select Medical Holdings Corp.	129,163	3,356,946
#*	Semler Scientific, Inc.	863	38,222
#*	Shattuck Labs, Inc.	8,606	81,241
*	SI-BONE, Inc.	20,429	412,870
#	SIGA Technologies, Inc.	70,522	344,147
#	Simulations Plus, Inc.	9,534	361,339
*	Soleno Therapeutics, Inc.	46	2,132
*	Solid Biosciences, Inc.	1,737	11,968
#*	SpringWorks Therapeutics, Inc.	34,751	1,533,562
#*	STAAR Surgical Co.	10,552	295,562
*	Standard BioTools, Inc.	10,519	23,878
	STERIS PLC	11,494	2,516,611
#*	Stoke Therapeutics, Inc.	10,098	48,874
	Stryker Corp.	5,109	1,713,967
*	Supernus Pharmaceuticals, Inc.	50,846	1,407,417
#*	Surgery Partners, Inc.	46,744	1,434,573
*	Surmodics, Inc.	12,576	442,801
#*	Sutro Biopharma, Inc.	37,856	164,295
*	Tactile Systems Technology, Inc.	37,438	567,934
*	Taro Pharmaceutical Industries Ltd.	28,006	1,205,658
#*	Tarsus Pharmaceuticals, Inc.	13,787	375,558

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Teladoc Health, Inc.	162,425	$3,155,918
#	Teleflex, Inc.	11,014	2,674,530
*	Tenet Healthcare Corp.	35,047	2,899,789
#*	Terns Pharmaceuticals, Inc.	752	3,895
#*	Theravance Biopharma, Inc.	9,441	89,501
	Thermo Fisher Scientific, Inc.	15,310	8,251,784
#*	Twist Bioscience Corp.	55,649	1,803,028
#	U.S. Physical Therapy, Inc.	10,859	1,001,851
*	UFP Technologies, Inc.	7,442	1,254,051
*	United Therapeutics Corp.	27,967	6,006,752
	UnitedHealth Group, Inc.	24,210	12,389,225
	Universal Health Services, Inc., Class B	42,758	6,790,398
	Utah Medical Products, Inc.	3,795	300,602
*	Vanda Pharmaceuticals, Inc.	45,886	165,190
*	Varex Imaging Corp.	39,908	769,027
*	Veeva Systems, Inc., Class A	2,094	434,317
*	Veracyte, Inc.	46,359	1,159,902
*	Veradigm, Inc.	107,540	981,840
*	Vericel Corp.	3,500	150,430
*	Vertex Pharmaceuticals, Inc.	10,772	4,668,369
	Viatris, Inc.	310,807	3,658,198
*	Vir Biotechnology, Inc.	6,793	63,854
*	Voyager Therapeutics, Inc.	19,187	139,489
*	Werewolf Therapeutics, Inc.	3,748	17,353
	West Pharmaceutical Services, Inc.	7,074	2,638,814
#*	XBiotech, Inc.	1,910	8,767
*	Xencor, Inc.	59,695	1,116,297
*	XOMA Corp.	579	11,563
*	Zentalis Pharmaceuticals, Inc.	11,944	141,536
	Zimmer Biomet Holdings, Inc.	22,890	2,874,984
*	Zimvie, Inc.	6,904	120,682
TOTAL HEALTH CARE			433,555,747
INDUSTRIALS — (16.1%)
#*	3D Systems Corp.	35,929	172,100
	A O Smith Corp.	39,705	3,081,505
	AAON, Inc.	36,111	2,533,548
*	AAR Corp.	41,249	2,508,764
	ABM Industries, Inc.	67,193	2,740,802
	ACCO Brands Corp.	108,493	659,637
	Acme United Corp.	1,921	91,977
	Acuity Brands, Inc.	15,523	3,696,958
*	ACV Auctions, Inc., Class A	41,990	544,610
	Advanced Drainage Systems, Inc.	19,953	2,602,270
	AECOM	28,187	2,485,812
#*	AeroVironment, Inc.	16,778	2,024,098
*	AerSale Corp.	40,176	373,637
	AGCO Corp.	39,893	4,880,111
	Air Lease Corp.	120,144	5,023,221
*	Air T, Inc.	8	133
*	Air Transport Services Group, Inc.	58,691	909,124
	Alamo Group, Inc.	11,911	2,528,467
*	Alaska Air Group, Inc.	56,288	2,016,799
	Albany International Corp., Class A	27,180	2,416,574
*	Alight, Inc., Class A	182,814	1,630,701
	Allegiant Travel Co.	13,864	1,086,938
	Allegion PLC	10,433	1,292,544
	Allient, Inc.	18,665	520,007
	Allison Transmission Holdings, Inc.	59,503	3,602,312

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Alpha Pro Tech Ltd.	2,600	$13,156
	Alta Equipment Group, Inc.	7,815	83,620
#*	Ameresco, Inc., Class A	28,526	582,786
#*	American Airlines Group, Inc.	35,363	503,215
#*	American Superconductor Corp.	25,200	277,200
*	American Woodmark Corp.	18,060	1,648,517
	AMETEK, Inc.	27,671	4,484,086
*	API Group Corp.	1,727	54,435
	Apogee Enterprises, Inc.	22,486	1,187,486
	Applied Industrial Technologies, Inc.	22,313	3,937,352
	ARC Document Solutions, Inc.	30,100	88,795
	ArcBest Corp.	27,286	3,250,581
	Arcosa, Inc.	40,664	3,183,178
	Argan, Inc.	15,345	680,244
#	Armstrong World Industries, Inc.	24,436	2,424,296
*	Art's-Way Manufacturing Co., Inc.	2,856	5,855
*	ASGN, Inc.	47,729	4,430,206
	Astec Industries, Inc.	24,684	878,750
*	Astronics Corp.	23,004	388,998
*	Astronics Corp., Class B	13,763	232,870
#*	Asure Software, Inc.	15,600	137,904
*	Atkore, Inc.	44,248	6,749,147
	Avis Budget Group, Inc.	5,330	872,574
*	Axon Enterprise, Inc.	5,381	1,340,192
*	AZEK Co., Inc.	86,946	3,352,638
	AZZ, Inc.	23,996	1,498,550
	Barnes Group, Inc.	48,579	1,608,451
	Barrett Business Services, Inc.	5,321	597,389
*	Beacon Roofing Supply, Inc.	66,745	5,532,493
	BGSF, Inc.	14,224	145,085
*	Blue Bird Corp.	590	17,187
*	BlueLinx Holdings, Inc.	9,186	1,059,513
	Boise Cascade Co.	44,969	6,091,501
	Booz Allen Hamilton Holding Corp.	14,073	1,981,056
#*	Bowman Consulting Group Ltd.	550	17,275
	Brady Corp., Class A	39,484	2,378,121
*	BrightView Holdings, Inc.	730	6,519
	Brink's Co.	18,815	1,521,005
	Broadridge Financial Solutions, Inc.	13,941	2,846,752
*	Broadwind, Inc.	305	714
*	Builders FirstSource, Inc.	30,594	5,315,096
	BWX Technologies, Inc.	29,270	2,384,920
#*	Byrna Technologies, Inc.	3,751	26,332
*	CACI International, Inc., Class A	11,833	4,067,357
	Cadeler AS, ADR	31,408	567,857
	Carlisle Cos., Inc.	7,707	2,422,002
	Carrier Global Corp.	48,277	2,641,235
*	Casella Waste Systems, Inc., Class A	5,066	432,332
	Caterpillar, Inc.	23,075	6,929,653
*	CBIZ, Inc.	56,917	3,623,336
*	CECO Environmental Corp.	38,048	735,468
	CH Robinson Worldwide, Inc.	18,084	1,520,684
	Chicago Rivet & Machine Co.	855	15,279
*	Cimpress PLC	8,368	629,441
	Civeo Corp.	7,765	172,383
#*	Clarivate PLC	34,631	309,601
*	Clean Harbors, Inc.	31,136	5,229,603
	Columbus McKinnon Corp.	33,087	1,292,709
	Comfort Systems USA, Inc.	10,280	2,235,592

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Commercial Vehicle Group, Inc.	30,826	$200,061
	CompX International, Inc.	3,722	89,775
	Concentrix Corp.	40,401	3,590,437
*	Concrete Pumping Holdings, Inc.	4,934	38,090
*	Conduent, Inc.	201,733	726,239
*	Construction Partners, Inc., Class A	22,816	1,038,128
	Copa Holdings SA, Class A	14,555	1,398,153
*	Copart, Inc.	36,544	1,755,574
*	Core & Main, Inc., Class A	2,300	95,013
#††	Costa Communications, Inc.	2,485	3,280
	Costamare, Inc.	135,444	1,450,605
	Covenant Logistics Group, Inc.	12,201	589,796
*»	CPI Aerostructures, Inc.	7,398	19,975
	CRA International, Inc.	10,793	1,157,441
	Crane Co.	12,265	1,522,209
	CSG Systems International, Inc.	30,759	1,547,485
	CSW Industrials, Inc.	16,758	3,545,490
	CSX Corp.	119,497	4,266,043
	Cummins, Inc.	19,861	4,752,737
	Curtiss-Wright Corp.	19,882	4,425,137
*	Custom Truck One Source, Inc.	2,325	15,205
*	Daseke, Inc.	20,552	167,293
#*	Dayforce, Inc.	32,007	2,225,127
	Deere & Co.	19,219	7,564,214
	Delta Air Lines, Inc.	20,897	817,909
	Deluxe Corp.	41,629	787,204
#*	Distribution Solutions Group, Inc.	27,224	868,990
*	DLH Holdings Corp.	3,701	58,106
*	DNOW, Inc.	100,299	1,012,017
	Donaldson Co., Inc.	31,166	2,013,012
	Douglas Dynamics, Inc.	30,432	765,365
	Dover Corp.	16,701	2,501,476
*	Ducommun, Inc.	14,588	719,918
	Dun & Bradstreet Holdings, Inc.	84,081	974,499
*	DXP Enterprises, Inc.	19,078	614,693
*	Dycom Industries, Inc.	31,668	3,537,316
#	Eagle Bulk Shipping, Inc.	9,140	503,888
	Eastern Co.	5,972	146,851
	Eaton Corp. PLC	26,007	6,399,803
	EMCOR Group, Inc.	27,082	6,177,675
	Emerson Electric Co.	27,946	2,563,487
	Encore Wire Corp.	18,399	4,148,974
*	Energy Recovery, Inc.	24,223	375,699
	Enerpac Tool Group Corp.	49,153	1,535,048
	EnerSys	35,677	3,409,651
	Ennis, Inc.	27,251	555,103
	Enpro, Inc.	24,193	3,613,950
*	Enviri Corp.	115,188	991,769
	Equifax, Inc.	7,143	1,745,321
	Esab Corp.	39,219	3,372,442
	ESCO Technologies, Inc.	24,130	2,458,123
	Espey Mfg. & Electronics Corp.	3,027	66,594
#	EVI Industries, Inc.	3,830	88,435
*	ExlService Holdings, Inc.	80,565	2,520,073
	Expeditors International of Washington, Inc.	10,629	1,342,762
	Exponent, Inc.	23,078	2,035,249
	Fastenal Co.	27,033	1,844,462
	Federal Signal Corp.	53,708	4,134,442
	FedEx Corp.	21,097	5,090,495

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Ferguson PLC	4,200	$789,012
	First Advantage Corp.	18,147	297,066
	Flowserve Corp.	60,718	2,424,470
*	Fluor Corp.	62,332	2,350,540
*	Flux Power Holdings, Inc.	4,043	18,517
*	Forrester Research, Inc.	17,334	441,670
	Fortive Corp.	40,474	3,164,257
	Fortune Brands Innovations, Inc.	25,464	1,975,752
	Forward Air Corp.	28,548	1,265,533
*	Franklin Covey Co.	13,385	541,289
	Franklin Electric Co., Inc.	42,569	4,012,554
#*	Frontier Group Holdings, Inc.	47,686	232,231
*	FTI Consulting, Inc.	17,887	3,427,328
*	Gates Industrial Corp. PLC	67,788	873,109
	GATX Corp.	33,088	4,058,243
#	Genco Shipping & Trading Ltd.	48,319	847,515
*	Gencor Industries, Inc.	12,690	197,964
*	Generac Holdings, Inc.	6,608	751,131
	General Dynamics Corp.	15,911	4,216,256
	General Electric Co.	16,449	2,178,177
	Genpact Ltd.	66,360	2,382,324
*	Gibraltar Industries, Inc.	30,285	2,450,662
	Global Industrial Co.	34,554	1,469,582
*	GMS, Inc.	38,466	3,237,299
	Gorman-Rupp Co.	24,641	822,763
	Graco, Inc.	14,575	1,243,247
#	GrafTech International Ltd.	102,103	135,797
*	Graham Corp.	10,619	206,646
#	Granite Construction, Inc.	61,159	2,758,882
*	Great Lakes Dredge & Dock Corp.	83,978	641,592
	Greenbrier Cos., Inc.	35,955	1,634,514
	Griffon Corp.	33,783	1,968,198
*	GXO Logistics, Inc.	23,874	1,298,268
	H&E Equipment Services, Inc.	41,966	2,257,351
#*	Hawaiian Holdings, Inc.	45,463	647,848
*	Hayward Holdings, Inc.	85,244	1,067,255
*	Healthcare Services Group, Inc.	24,922	235,264
	Heartland Express, Inc.	53,521	693,097
	HEICO Corp.	3,400	610,606
	HEICO Corp., Class A	5,443	770,021
	Heidrick & Struggles International, Inc.	19,184	574,944
	Helios Technologies, Inc.	30,049	1,239,822
	Herc Holdings, Inc.	27,075	3,993,292
#*	Hertz Global Holdings, Inc.	82,342	687,556
	Hexcel Corp.	36,315	2,410,953
	Hillenbrand, Inc.	40,968	1,907,880
*	Hillman Solutions Corp.	10,663	93,728
	HireQuest, Inc.	1,551	20,628
#	HNI Corp.	60,162	2,449,797
	Honeywell International, Inc.	22,922	4,636,204
	Howmet Aerospace, Inc.	52,078	2,929,908
*	Hub Group, Inc., Class A	59,814	2,708,378
	Hubbell, Inc.	7,919	2,657,379
*	Hudson Global, Inc.	5,895	86,951
*	Hudson Technologies, Inc.	46,469	589,227
	Huntington Ingalls Industries, Inc.	17,118	4,432,193
	Hurco Cos., Inc.	6,566	158,306
*	Huron Consulting Group, Inc.	33,674	3,486,269
	Hyster-Yale Materials Handling, Inc.	15,792	1,037,850

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	IBEX Holdings Ltd.	14,301	$257,704
	ICF International, Inc.	19,317	2,685,836
	IDEX Corp.	6,614	1,398,861
*	IES Holdings, Inc.	20,887	1,711,898
	Ingersoll Rand, Inc.	47,776	3,815,391
#*	Innodata, Inc.	20,391	211,455
*	Innovative Solutions & Support, Inc.	14,202	115,604
	Insperity, Inc.	11,619	1,332,583
	Insteel Industries, Inc.	22,392	775,435
	Interface, Inc.	60,253	747,740
	ITT, Inc.	41,354	4,994,736
	Jacobs Solutions, Inc.	10,283	1,385,840
*	Janus International Group, Inc.	25,863	365,961
	JB Hunt Transport Services, Inc.	17,722	3,561,768
*	JELD-WEN Holding, Inc.	79,137	1,471,948
*	JetBlue Airways Corp.	267,985	1,423,000
	John Bean Technologies Corp.	13,334	1,316,866
	Johnson Controls International PLC	191,281	10,078,596
#	Kadant, Inc.	10,320	2,951,520
	Kaman Corp.	26,253	1,182,698
	Karat Packaging, Inc.	5,494	132,515
	KBR, Inc.	51,889	2,703,936
	Kelly Services, Inc., Class A	54,974	1,129,716
#	Kennametal, Inc.	90,014	2,207,143
#	Kforce, Inc.	22,749	1,554,894
*	Kirby Corp.	50,715	3,989,242
	Knight-Swift Transportation Holdings, Inc.	138,261	7,933,416
	Korn Ferry	49,952	2,930,684
*	Kratos Defense & Security Solutions, Inc.	124,862	2,113,914
*	L B Foster Co., Class A	9,119	209,646
	L3Harris Technologies, Inc.	20,285	4,227,800
	Landstar System, Inc.	10,347	1,983,727
	Leidos Holdings, Inc.	26,625	2,941,264
*	Limbach Holdings, Inc.	18,803	808,529
	Lincoln Electric Holdings, Inc.	6,174	1,371,986
	Lindsay Corp.	9,330	1,213,926
*	Liquidity Services, Inc.	31,073	542,224
	Lockheed Martin Corp.	2,444	1,049,478
*	LS Starrett Co., Class A	5,375	72,025
	LSI Industries, Inc.	31,672	432,640
	Luxfer Holdings PLC	24,059	198,006
*	Manitex International, Inc.	17,056	127,579
*	Manitowoc Co., Inc.	54,485	877,208
	ManpowerGroup, Inc.	51,785	3,839,340
	Marten Transport Ltd.	90,946	1,682,501
*	Masonite International Corp.	25,598	2,356,296
*	MasTec, Inc.	60,112	3,947,555
*	Mastech Digital, Inc.	1,982	17,045
*	Masterbrand, Inc.	43,140	606,980
*	Matrix Service Co.	37,258	345,754
	Matson, Inc.	44,826	5,021,857
	Matthews International Corp., Class A	34,225	1,126,002
	Maximus, Inc.	25,230	2,046,658
#*	Mayville Engineering Co., Inc.	7,256	92,079
	McGrath RentCorp	30,219	3,797,017
	MDU Resources Group, Inc.	165,046	3,220,047
*	Mercury Systems, Inc.	32,958	977,534
*	Middleby Corp.	10,556	1,489,135
	Miller Industries, Inc.	13,178	530,414

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	MillerKnoll, Inc.	66,044	$1,756,110
*	Mistras Group, Inc.	30,433	236,464
*	Montrose Environmental Group, Inc.	17,760	518,770
	Moog, Inc., Class A	25,777	3,603,625
*	MRC Global, Inc.	73,915	787,934
	MSA Safety, Inc.	8,487	1,400,610
	MSC Industrial Direct Co., Inc., Class A	30,223	2,982,406
	Mueller Industries, Inc.	114,144	5,478,912
	Mueller Water Products, Inc., Class A	155,170	2,127,381
*	MYR Group, Inc.	18,525	2,664,821
	National Presto Industries, Inc.	7,400	585,858
*	NEXTracker, Inc., Class A	26,197	1,185,938
	NL Industries, Inc.	33,143	174,001
#*	NN, Inc.	14,160	65,278
	Nordson Corp.	4,924	1,239,469
	Norfolk Southern Corp.	13,284	3,124,928
	Northrop Grumman Corp.	9,443	4,218,755
*	Northwest Pipe Co.	10,018	304,247
*	NV5 Global, Inc.	9,978	1,046,592
	nVent Electric PLC	84,713	5,086,168
#	Omega Flex, Inc.	4,638	323,547
*	OPENLANE, Inc.	98,629	1,388,696
*	Orion Group Holdings, Inc.	32,630	184,686
	Oshkosh Corp.	55,655	6,127,615
	Otis Worldwide Corp.	879	77,739
	Owens Corning	47,516	7,200,099
	PACCAR, Inc.	27,082	2,718,762
*	PAM Transportation Services, Inc.	26,870	556,478
	Pangaea Logistics Solutions Ltd.	36,161	337,021
	Park Aerospace Corp.	13,943	205,659
	Parker-Hannifin Corp.	8,913	4,140,088
	Park-Ohio Holdings Corp.	20,132	498,066
*	Parsons Corp.	31,968	2,082,715
	Paychex, Inc.	10,435	1,270,253
	Paycom Software, Inc.	2,951	561,398
#*	Paycor HCM, Inc.	9,934	193,018
*	Paylocity Holding Corp.	4,147	656,926
	Pentair PLC	72,189	5,282,069
*	Performant Financial Corp.	8,931	25,185
*	Perma-Fix Environmental Services, Inc.	2,877	22,728
*	Perma-Pipe International Holdings, Inc.	5,730	46,012
*	PGT Innovations, Inc.	31,206	1,286,311
#	Pitney Bowes, Inc.	43,527	178,896
	Powell Industries, Inc.	12,049	1,428,168
	Preformed Line Products Co.	4,776	583,866
	Primoris Services Corp.	58,673	1,924,474
*	Proto Labs, Inc.	25,832	932,277
*	Quad/Graphics, Inc.	66,720	364,291
	Quanex Building Products Corp.	37,808	1,180,366
	Quanta Services, Inc.	22,160	4,300,148
*	Quest Resource Holding Corp.	10,130	69,897
*	Radiant Logistics, Inc.	44,703	274,476
*	RBC Bearings, Inc.	12,558	3,372,325
*	RCM Technologies, Inc.	3,727	102,679
	Regal Rexnord Corp.	50,131	6,690,483
	Republic Services, Inc.	15,538	2,658,863
*	Resideo Technologies, Inc.	135,236	2,267,908
	Resources Connection, Inc.	30,810	414,703
	REV Group, Inc.	86,124	1,681,140

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Robert Half, Inc.	28,346	$2,254,641
#*	Rocket Lab USA, Inc.	144,327	699,986
	Rockwell Automation, Inc.	1,280	324,198
	Rollins, Inc.	21,642	937,315
	RTX Corp.	107,084	9,757,494
	Rush Enterprises, Inc., Class A	67,551	3,033,715
	Rush Enterprises, Inc., Class B	17,113	808,931
*	RXO, Inc.	61,034	1,269,507
	Ryder System, Inc.	45,181	5,131,206
*	Saia, Inc.	5,731	2,582,274
	Schneider National, Inc., Class B	60,240	1,477,085
	Science Applications International Corp.	28,065	3,582,778
	Sensata Technologies Holding PLC	52,970	1,915,925
*	Servotronics, Inc.	1,499	19,412
	Shyft Group, Inc.	38,885	421,125
*	SIFCO Industries, Inc.	4,888	15,055
	Simpson Manufacturing Co., Inc.	21,495	3,890,380
#*	SiteOne Landscape Supply, Inc.	10,251	1,584,292
*	SkyWest, Inc.	52,334	2,787,309
	Snap-on, Inc.	6,267	1,816,991
	Southwest Airlines Co.	84,412	2,523,075
*	SP Plus Corp.	30,383	1,571,713
#	Spirit Airlines, Inc.	16,855	106,018
*	SPX Technologies, Inc.	34,490	3,471,074
	SS&C Technologies Holdings, Inc.	30,416	1,855,984
	Standex International Corp.	13,043	1,925,929
	Stanley Black & Decker, Inc.	20,902	1,950,157
	Steelcase, Inc., Class A	106,427	1,349,494
*	Stericycle, Inc.	48,232	2,315,136
#*	Sterling Check Corp.	30,327	413,660
*	Sterling Infrastructure, Inc.	30,155	2,264,640
*	Stratasys Ltd.	63,523	839,774
*	Sun Country Airlines Holdings, Inc.	7,466	101,612
#*	Sunrun, Inc.	150,841	2,184,178
#*	TaskUS, Inc., Class A	16,400	204,016
*	Taylor Devices, Inc.	1,412	43,490
#	Tecnoglass, Inc.	25,633	1,179,374
	Tennant Co.	18,358	1,735,198
	Terex Corp.	58,736	3,608,152
	Tetra Tech, Inc.	11,542	1,825,714
	Textainer Group Holdings Ltd.	54,230	2,692,519
	Textron, Inc.	43,382	3,674,889
*	Thermon Group Holdings, Inc.	36,725	1,203,845
	Timken Co.	67,263	5,509,512
*	Titan International, Inc.	80,234	1,184,254
*	Titan Machinery, Inc.	25,317	676,723
	Toro Co.	19,647	1,816,955
	Trane Technologies PLC	10,333	2,604,433
#*	Transcat, Inc.	4,446	489,238
	TransUnion	12,705	879,059
*	Trex Co., Inc.	18,744	1,527,261
*	TriNet Group, Inc.	8,723	991,805
	Trinity Industries, Inc.	101,146	2,542,810
*	Triumph Group, Inc.	23,283	377,185
*	TrueBlue, Inc.	29,753	409,996
	TTEC Holdings, Inc.	42,582	867,821
*	Tutor Perini Corp.	50,078	448,699
	Twin Disc, Inc.	12,774	195,314
	UFP Industries, Inc.	65,346	7,413,504

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	U-Haul Holding Co.	13,857	$918,165
	U-Haul Holding Co.	124,713	7,965,419
*	Ultralife Corp.	16,801	118,783
	UniFirst Corp.	17,486	2,962,478
	Union Pacific Corp.	4,860	1,185,500
*	United Airlines Holdings, Inc.	17,741	734,123
	United Parcel Service, Inc., Class B	36,345	5,157,355
	United Rentals, Inc.	16,006	10,010,152
#	Universal Logistics Holdings, Inc.	26,597	811,740
*	Upwork, Inc.	3,859	52,907
*	V2X, Inc.	14,303	556,244
	Valmont Industries, Inc.	13,308	3,003,749
	Veralto Corp.	10,383	796,272
*	Verra Mobility Corp.	98,841	2,363,288
	Vertiv Holdings Co., Class A	15,394	867,144
	Vestis Corp.	55,686	1,191,680
*	Viad Corp.	15,387	508,694
*	Vicor Corp.	10,138	381,898
	Virco Mfg. Corp.	18,900	226,422
#*	VirTra, Inc.	2,086	21,381
	VSE Corp.	13,143	816,312
	Wabash National Corp.	63,600	1,609,080
#	Watsco, Inc.	6,176	2,414,692
#»	Watsco, Inc., Class B	1,205	473,107
#	Watts Water Technologies, Inc., Class A	14,212	2,814,118
	Werner Enterprises, Inc.	72,007	2,847,877
	WESCO International, Inc.	50,302	8,728,403
	Westinghouse Air Brake Technologies Corp.	54,176	7,127,936
*	Willdan Group, Inc.	13,889	265,835
*	Willis Lease Finance Corp.	7,583	371,643
*	WillScot Mobile Mini Holdings Corp.	68,847	3,256,463
	Woodward, Inc.	25,919	3,570,861
*	Xometry, Inc., Class A	9,444	303,908
*	XPO, Inc.	23,874	2,039,795
	Xylem, Inc.	19,082	2,145,580
	Zurn Elkay Water Solutions Corp.	18,120	537,258
TOTAL INDUSTRIALS			771,004,165
INFORMATION TECHNOLOGY — (9.5%)
	A10 Networks, Inc.	59,964	801,719
	Accenture PLC, Class A	12,211	4,443,339
*	ACI Worldwide, Inc.	106,947	3,215,896
	Adeia, Inc.	74,103	899,610
#	Advanced Energy Industries, Inc.	32,862	3,423,563
*	Advanced Micro Devices, Inc.	75,622	12,681,053
*	Agilysys, Inc.	9,840	823,706
#*	Airgain, Inc.	7,221	29,967
*	Akamai Technologies, Inc.	17,530	2,160,222
*	Alarm.com Holdings, Inc.	18,450	1,122,129
*	Alithya Group, Inc., Class A	9,189	10,935
*	Alkami Technology, Inc.	9,848	242,458
*	Allegro MicroSystems, Inc.	25,197	653,610
*	Alpha & Omega Semiconductor Ltd.	29,736	763,026
*	Altair Engineering, Inc., Class A	4,241	360,570
*	Ambarella, Inc.	22,816	1,199,209
	Amdocs Ltd.	29,378	2,693,375
	American Software, Inc., Class A	29,205	330,893
	Amkor Technology, Inc.	308,829	9,777,526
	Amphenol Corp., Class A	24,798	2,507,078

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	AmpliTech Group, Inc.	1,832	$3,975
*	Amtech Systems, Inc.	11,930	48,674
	Analog Devices, Inc.	26,601	5,116,968
*	ANSYS, Inc.	7,175	2,352,180
*	Appfolio, Inc., Class A	2,156	472,725
	Applied Materials, Inc.	11,896	1,954,513
#*	Applied Optoelectronics, Inc.	20,196	317,683
*	Arlo Technologies, Inc.	71,690	636,607
*	Arrow Electronics, Inc.	63,192	7,023,791
*	Aspen Technology, Inc.	12,995	2,494,910
*	AstroNova, Inc.	7,311	128,893
#*	Aurora Innovation, Inc.	142,732	426,769
*	Aviat Networks, Inc.	12,475	372,129
	Avnet, Inc.	88,773	4,021,417
*	Aware, Inc.	18,258	28,300
*	Axcelis Technologies, Inc.	17,674	2,298,504
*	AXT, Inc.	56,792	139,708
	Badger Meter, Inc.	19,033	2,740,562
	Bel Fuse, Inc., Class A	2,276	161,892
	Bel Fuse, Inc., Class B	10,532	704,170
	Belden, Inc.	32,752	2,429,543
	Benchmark Electronics, Inc.	39,919	1,082,603
*	BK Technologies Corp.	1,538	18,302
*	Blackbaud, Inc.	18,429	1,491,275
*	Box, Inc., Class A	29,144	757,161
*	Brightcove, Inc.	15,867	36,335
	Broadcom, Inc.	123	145,140
*	Calix, Inc.	54,247	1,799,915
*	Cambium Networks Corp.	800	3,400
*	CCC Intelligent Solutions Holdings, Inc.	2,372	26,068
	CDW Corp.	10,144	2,299,848
*	Cerence, Inc.	35,407	708,848
*	CEVA, Inc.	21,327	409,478
*	Ciena Corp.	62,530	3,314,090
*	Cirrus Logic, Inc.	40,723	3,143,816
	Cisco Systems, Inc.	205,622	10,318,112
*	Cleanspark, Inc.	181,255	1,459,103
#*	Clearfield, Inc.	6,868	173,005
	Climb Global Solutions, Inc.	4,672	257,988
#*	Coda Octopus Group, Inc.	4,669	24,652
	Cognex Corp.	10,076	364,147
	Cognizant Technology Solutions Corp., Class A	27,803	2,144,167
*	Cognyte Software Ltd.	11,645	82,447
*	Coherent Corp.	41,867	1,990,357
*	Cohu, Inc.	54,502	1,736,434
*	CommVault Systems, Inc.	11,803	1,082,099
	Comtech Telecommunications Corp.	25,933	164,156
*	Consensus Cloud Solutions, Inc.	8,452	183,746
#*	CoreCard Corp.	1,025	12,403
	Corning, Inc.	156,402	5,081,501
*	Corsair Gaming, Inc.	22,257	283,332
#*	CPI Card Group, Inc.	706	12,885
#*	CPS Technologies Corp.	3,306	7,901
	Crane NXT Co.	37,428	2,181,304
#	Crexendo, Inc.	3,718	22,122
*	CS Disco, Inc.	5,489	44,900
	CSP, Inc.	2,269	54,229
	CTS Corp.	33,491	1,375,140
*	CVD Equipment Corp.	5,741	28,533

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Daktronics, Inc.	87,962	$666,752
*	Data I/O Corp.	3,111	10,142
#*	Dave, Inc.	1,621	28,060
#*	Digi International, Inc.	41,948	1,019,756
*»	Digital Turbine, Inc.	54,433	293,394
*	Diodes, Inc.	47,423	3,192,516
	Dolby Laboratories, Inc., Class A	28,306	2,354,493
*	DoubleVerify Holdings, Inc.	31,598	1,264,236
*	Dropbox, Inc., Class A	32,653	1,034,447
*	DXC Technology Co.	162,683	3,546,489
*	Dynatrace, Inc.	5,949	339,093
#*	E2open Parent Holdings, Inc.	64,577	242,810
*	Eastman Kodak Co.	4,122	14,221
	Ebix, Inc.	28,869	60,914
*	eGain Corp.	25,600	192,000
*	Enphase Energy, Inc.	6,057	630,715
#	Entegris, Inc.	21,376	2,515,955
*	Envestnet, Inc.	32,069	1,638,726
*	EPAM Systems, Inc.	4,374	1,216,453
*	ePlus, Inc.	27,501	2,077,426
*	Everbridge, Inc.	25,153	562,421
*	EverCommerce, Inc.	2,013	19,607
*	Everspin Technologies, Inc.	1,444	12,332
*	Extreme Networks, Inc.	51,584	696,900
*	F5, Inc.	12,726	2,337,766
*	Fabrinet	18,300	3,907,233
#*	FARO Technologies, Inc.	17,006	385,016
#*	Fastly, Inc., Class A	87,445	1,759,393
*	First Solar, Inc.	19,499	2,852,704
*	Flex Ltd.	150,400	3,570,496
*	FormFactor, Inc.	71,695	2,779,615
#*	Franklin Wireless Corp.	6,922	19,728
*	Frequency Electronics, Inc.	8,185	83,651
*	Freshworks, Inc., Class A	34,481	765,478
	Gen Digital, Inc.	92,006	2,160,301
#*	Genasys, Inc.	5,386	8,456
#*	GLOBALFOUNDRIES, Inc.	527	28,974
*	Globant SA	5,573	1,314,169
*	GoDaddy, Inc., Class A	13,141	1,401,619
*	Grid Dynamics Holdings, Inc.	13,308	173,669
*	Guidewire Software, Inc.	19,676	2,197,416
	Hackett Group, Inc.	32,110	742,383
#*	Harmonic, Inc.	97,724	1,143,371
*	HashiCorp, Inc., Class A	42,325	925,225
	Hewlett Packard Enterprise Co.	478,279	7,312,886
*	Ichor Holdings Ltd.	28,101	1,017,256
*	Identiv, Inc.	4,548	35,565
	Immersion Corp.	18,725	127,892
#*	Infinera Corp.	73,633	363,747
*	Informatica, Inc., Class A	2,410	72,300
	Information Services Group, Inc.	28,241	124,825
#*	Insight Enterprises, Inc.	29,949	5,532,778
#*	Instructure Holdings, Inc.	4,768	117,436
	Intel Corp.	359,241	15,476,102
#	InterDigital, Inc.	38,244	4,017,532
	International Business Machines Corp.	52,019	9,553,810
*	inTEST Corp.	11,005	131,290
#*	Intevac, Inc.	27,518	113,649
	Intuit, Inc.	2,073	1,308,747

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	IPG Photonics Corp.	34,078	$3,335,895
*	Issuer Direct Corp.	427	6,469
*	Iteris, Inc.	20,318	97,933
*	Itron, Inc.	36,254	2,615,364
	Jabil, Inc.	74,660	9,354,151
#*	Jamf Holding Corp.	40,037	742,286
*	JFrog Ltd.	31,941	1,039,041
	Juniper Networks, Inc.	151,640	5,604,614
*	Key Tronic Corp.	10,062	42,864
*	Keysight Technologies, Inc.	20,470	3,137,232
*	Kimball Electronics, Inc.	25,078	596,355
*	Knowles Corp.	183,551	2,993,717
	Kulicke & Soffa Industries, Inc.	42,710	2,149,167
*	KVH Industries, Inc.	24,199	117,849
*	Kyndryl Holdings, Inc.	132,590	2,720,747
*	Lantronix, Inc.	13,607	82,731
*	LGL Group, Inc.	2,275	14,333
	Littelfuse, Inc.	11,638	2,815,232
*	LiveRamp Holdings, Inc.	66,405	2,621,669
*	Lumentum Holdings, Inc.	37,454	2,057,723
#*	Luna Innovations, Inc.	21,659	155,295
*	MACOM Technology Solutions Holdings, Inc.	10,375	894,636
*	Magnachip Semiconductor Corp.	43,448	283,715
*	Marathon Digital Holdings, Inc.	165,940	2,942,116
	Marvell Technology, Inc.	50,922	3,447,419
*	Matterport, Inc.	185,529	417,440
*	MaxLinear, Inc.	44,393	924,262
#*	MeridianLink, Inc.	5,667	128,924
	Methode Electronics, Inc.	32,645	677,710
	Microchip Technology, Inc.	24,136	2,055,904
	Micron Technology, Inc.	131,794	11,301,335
*	Mirion Technologies, Inc.	6,506	61,482
*	Mitek Systems, Inc.	18,335	231,021
	Monolithic Power Systems, Inc.	3,143	1,894,349
#*	M-Tron Industries, Inc.	1,137	34,599
*	N-able, Inc.	48,929	635,098
#	Napco Security Technologies, Inc.	27,782	965,425
#*	Navitas Semiconductor Corp.	77,988	446,871
*	nCino, Inc.	25,222	793,989
*	NCR Voyix Corp.	82,525	1,213,118
*	NETGEAR, Inc.	26,647	378,387
*	NetScout Systems, Inc.	67,642	1,454,979
#*	NetSol Technologies, Inc.	4,255	8,808
	Network-1 Technologies, Inc.	6,962	15,108
*	nLight, Inc.	45,577	591,589
*	Nortech Systems, Inc.	1,040	10,681
#*	Novanta, Inc.	8,157	1,260,664
*	Nutanix, Inc., Class A	1,434	80,591
	NVE Corp.	3,647	291,724
	NXP Semiconductors NV	3,694	777,846
*	Okta, Inc.	25,434	2,102,120
*	Olo, Inc., Class A	98,268	508,046
*	ON Semiconductor Corp.	77,943	5,544,086
	ON24, Inc.	42,904	328,216
*	OneSpan, Inc.	48,577	498,400
*	Onto Innovation, Inc.	21,191	3,422,347
*	Optical Cable Corp.	6,626	17,691
*	OSI Systems, Inc.	16,914	2,165,499
*	Palantir Technologies, Inc., Class A	15,291	246,032

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	PAR Technology Corp.	16,682	$759,698
	PC Connection, Inc.	32,151	2,074,061
*	PDF Solutions, Inc.	22,158	691,330
*	Perficient, Inc.	25,917	1,765,725
*	Photronics, Inc.	72,078	2,106,119
*	Plexus Corp.	30,720	2,909,798
	Power Integrations, Inc.	20,457	1,533,457
#*	Powerfleet, Inc. NJ	20,937	66,998
#*	PowerSchool Holdings, Inc., Class A	37,128	873,993
*	Procore Technologies, Inc.	6,394	456,468
	Progress Software Corp.	40,738	2,314,326
*	PTC, Inc.	8,262	1,492,530
*	Pure Storage, Inc., Class A	35,471	1,418,485
*	Q2 Holdings, Inc.	13,912	591,956
*	Qorvo, Inc.	28,567	2,849,273
	QUALCOMM, Inc.	46,540	6,911,655
*	Qualys, Inc.	5,294	1,001,466
*	Rambus, Inc.	23,209	1,590,513
*	RF Industries Ltd.	7,730	23,808
#*	Ribbon Communications, Inc.	23,863	72,544
#	Richardson Electronics Ltd.	12,056	118,631
*	Riot Platforms, Inc.	234,562	2,556,726
*	Rogers Corp.	17,740	2,044,890
	Roper Technologies, Inc.	4,888	2,624,856
*	Salesforce, Inc.	18,769	5,275,778
*	Sanmina Corp.	55,177	3,300,688
	Sapiens International Corp. NV	22,840	623,532
*	ScanSource, Inc.	50,523	1,983,533
*	SecureWorks Corp., Class A	9,248	63,719
*	Semtech Corp.	31,569	626,329
*	SentinelOne, Inc., Class A	67,268	1,802,782
#*	Silicon Laboratories, Inc.	16,179	1,995,841
#*	SiTime Corp.	7,376	786,060
	Skyworks Solutions, Inc.	21,255	2,220,297
*	SMART Global Holdings, Inc.	39,576	777,668
#*	SmartRent, Inc.	27,237	80,349
#*	SolarEdge Technologies, Inc.	2,609	173,499
*	SolarWinds Corp.	84,968	1,004,322
*	Sono-Tek Corp.	1,661	9,185
#*	SoundThinking, Inc.	12,881	265,864
*	Sprinklr, Inc., Class A	17,058	212,884
*	SPS Commerce, Inc.	2,905	533,939
*	Super Micro Computer, Inc.	40,553	21,477,274
*	Synaptics, Inc.	24,092	2,573,267
	Taitron Components, Inc., Class A	2,735	8,670
	TD SYNNEX Corp.	53,633	5,362,227
	TE Connectivity Ltd.	21,510	3,058,507
*	Teledyne Technologies, Inc.	5,520	2,309,954
#*	Telos Corp.	11,265	45,511
*	Teradata Corp.	40,315	1,861,747
	Teradyne, Inc.	19,994	1,931,220
#*	Thoughtworks Holding, Inc.	4,344	20,330
*	TransAct Technologies, Inc.	8,099	62,038
*	Trimble, Inc.	20,017	1,018,065
*	TTM Technologies, Inc.	97,770	1,359,981
*	Turtle Beach Corp.	10,782	122,591
*	Twilio, Inc., Class A	92,511	6,506,299
*	Tyler Technologies, Inc.	2,256	953,724
*	UiPath, Inc., Class A	58,960	1,354,901

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ultra Clean Holdings, Inc.	47,400	$1,810,680
*	Unisys Corp.	57,400	386,876
	Universal Display Corp.	10,224	1,735,728
*	Upland Software, Inc.	7,261	30,133
*	Veeco Instruments, Inc.	40,737	1,298,696
*	Verint Systems, Inc.	61,643	1,830,181
*	Vertex, Inc., Class A	2,937	71,252
*	Viant Technology, Inc., Class A	2,723	23,336
#*	Viasat, Inc.	10,959	243,619
*	Viavi Solutions, Inc.	194,528	1,912,210
	Vishay Intertechnology, Inc.	131,816	2,864,362
*	Vishay Precision Group, Inc.	14,496	462,132
	Vontier Corp.	59,654	2,063,432
*	Western Digital Corp.	79,527	4,552,921
*	WidePoint Corp.	1,177	3,802
#*	Wolfspeed, Inc.	78,478	2,554,459
	Xerox Holdings Corp.	116,191	2,144,886
*	Xperi, Inc.	49,065	524,014
*	Zebra Technologies Corp., Class A	5,373	1,287,102
*	Zoom Video Communications, Inc., Class A	14,149	914,167
TOTAL INFORMATION TECHNOLOGY			452,505,838
MATERIALS — (6.7%)
#*	5E Advanced Materials, Inc.	5,464	7,759
*	Advanced Emissions Solutions, Inc.	3,973	13,349
	AdvanSix, Inc.	26,323	668,078
	Air Products & Chemicals, Inc.	8,130	2,078,922
#	Albemarle Corp.	22,619	2,595,304
	Alcoa Corp.	135,697	4,036,986
	Alpha Metallurgical Resources, Inc.	9,144	3,650,651
*	Alto Ingredients, Inc.	63,603	117,030
	Amcor PLC	176,888	1,668,054
*	American Biltrite, Inc.	22	2,112
	American Vanguard Corp.	35,756	390,455
#*	Ampco-Pittsburgh Corp.	19,907	50,365
	AptarGroup, Inc.	28,975	3,763,273
#	Arcadium Lithium PLC	212,312	1,038,206
	Arch Resources, Inc.	16,431	2,907,630
*	Ascent Industries Co.	9,589	95,986
	Ashland, Inc.	50,290	4,708,150
#*	Aspen Aerogels, Inc.	12,504	140,420
#*	ATI, Inc.	88,354	3,611,028
	Avery Dennison Corp.	13,122	2,617,183
	Avient Corp.	83,389	3,019,516
*	Axalta Coating Systems Ltd.	68,159	2,209,715
	Balchem Corp.	25,088	3,516,334
	Ball Corp.	25,400	1,408,430
	Berry Global Group, Inc.	61,972	4,056,687
	Cabot Corp.	47,034	3,391,151
	Caledonia Mining Corp. PLC	1,210	12,959
	Carpenter Technology Corp.	40,717	2,507,760
#	Celanese Corp.	17,092	2,500,389
#*	Century Aluminum Co.	84,932	946,992
	CF Industries Holdings, Inc.	37,807	2,854,807
	Chemours Co.	97,444	2,939,885
*	Clearwater Paper Corp.	16,011	527,883
*	Cleveland-Cliffs, Inc.	270,491	5,423,345
#*	Coeur Mining, Inc.	375,372	1,009,751
	Commercial Metals Co.	113,636	5,934,072

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Compass Minerals International, Inc.	36,965	$831,343
*	Core Molding Technologies, Inc.	8,981	155,371
	Corteva, Inc.	168,432	7,660,287
	Crown Holdings, Inc.	25,923	2,294,185
*	Dakota Gold Corp.	11,415	23,971
	Dow, Inc.	258,048	13,831,373
	DuPont de Nemours, Inc.	100,405	6,205,029
	Eagle Materials, Inc.	12,552	2,840,267
	Eastman Chemical Co.	89,058	7,440,796
	Ecolab, Inc.	9,334	1,850,185
*	Ecovyst, Inc.	107,134	992,061
	Element Solutions, Inc.	246,475	5,479,139
*	Ferroglobe PLC	152,400	771,144
	FMC Corp.	14,998	842,888
	Fortitude Gold Corp.	17,074	99,798
	Freeport-McMoRan, Inc.	127,751	5,070,437
	Friedman Industries, Inc.	9,833	164,211
#*	Gatos Silver, Inc.	7,527	46,065
#	Graphic Packaging Holding Co.	220,227	5,617,991
	Greif, Inc., Class A	30,282	1,895,956
	Greif, Inc., Class B	10,075	631,702
	Hawkins, Inc.	20,396	1,357,762
	Haynes International, Inc.	12,190	678,617
	HB Fuller Co.	44,273	3,354,565
	Hecla Mining Co.	520,329	1,982,453
	Huntsman Corp.	201,971	4,956,368
*	Ingevity Corp.	19,251	838,574
	Innospec, Inc.	23,208	2,694,681
	International Flavors & Fragrances, Inc.	59,666	4,813,853
	International Paper Co.	127,302	4,561,231
*	Intrepid Potash, Inc.	12,947	238,225
	Kaiser Aluminum Corp.	15,681	1,017,697
*	Knife River Corp.	41,261	2,702,183
	Koppers Holdings, Inc.	21,478	1,098,385
#	Kronos Worldwide, Inc.	65,548	610,252
	Linde PLC	28,454	11,519,033
	Louisiana-Pacific Corp.	65,945	4,388,640
*	LSB Industries, Inc.	68,602	510,399
	LyondellBasell Industries NV, Class A	79,944	7,524,329
	Martin Marietta Materials, Inc.	6,388	3,247,787
	Materion Corp.	20,362	2,381,743
	Mativ Holdings, Inc.	54,375	654,131
	Mercer International, Inc.	63,817	539,892
	Minerals Technologies, Inc.	31,015	2,026,830
	Mosaic Co.	178,560	5,483,578
#*	MP Materials Corp.	43,947	694,802
	Myers Industries, Inc.	42,892	804,225
	NewMarket Corp.	3,889	2,169,323
	Newmont Corp.	72,416	2,499,076
	Nexa Resources SA	4,756	34,766
	Northern Technologies International Corp.	7,510	97,179
	Nucor Corp.	119,369	22,313,647
*	O-I Glass, Inc.	103,510	1,507,106
	Olin Corp.	79,365	4,132,536
	Olympic Steel, Inc.	12,888	870,971
	Orion SA	31,485	705,264
	Packaging Corp. of America	17,420	2,889,630
	Pactiv Evergreen, Inc.	8,433	123,122
#*	Perimeter Solutions SA	69,028	327,193

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	PPG Industries, Inc.	17,778	$2,507,409
#	Quaker Chemical Corp.	4,711	894,807
	Ramaco Resources, Inc., Class A	11,878	224,257
	Ramaco Resources, Inc., Class B	2,375	29,972
*	Ranpak Holdings Corp.	33,248	136,982
*	Rayonier Advanced Materials, Inc.	74,200	322,028
	Reliance Steel & Aluminum Co.	24,813	7,082,126
††	Resolute Forest Products, Inc.	66,341	17,667
	Royal Gold, Inc.	9,767	1,117,247
	RPM International, Inc.	14,838	1,582,621
	Ryerson Holding Corp.	36,717	1,260,127
	Schnitzer Steel Industries, Inc., Class A	26,877	707,671
	Sealed Air Corp.	29,195	1,008,687
	Sensient Technologies Corp.	28,876	1,791,178
	Silgan Holdings, Inc.	48,379	2,222,531
	Sonoco Products Co.	63,252	3,599,039
#	Southern Copper Corp.	4,558	374,212
	Steel Dynamics, Inc.	93,151	11,242,394
	Stepan Co.	21,974	1,961,619
*	Summit Materials, Inc., Class A	116,349	4,209,507
	SunCoke Energy, Inc.	78,069	800,207
	Sylvamo Corp.	21,415	994,298
*	TimkenSteel Corp.	49,685	1,021,027
	Tredegar Corp.	28,479	134,706
	TriMas Corp.	44,003	1,085,994
	Trinseo PLC	16,568	99,905
	Tronox Holdings PLC	150,042	2,069,079
*	U.S. Gold Corp.	2,664	9,857
	U.S. Lime & Minerals, Inc.	6,160	1,593,407
	U.S. Steel Corp.	121,246	5,700,987
*	Universal Stainless & Alloy Products, Inc.	9,499	180,101
	Vulcan Materials Co.	15,682	3,544,289
	Warrior Met Coal, Inc.	42,685	2,739,096
	Westlake Corp.	30,830	4,265,330
	Westrock Co.	107,801	4,340,068
*	Worthington Steel, Inc.	39,194	1,173,860
TOTAL MATERIALS			321,559,156
REAL ESTATE — (0.6%)
*	AMREP Corp.	6,423	130,901
*	Anywhere Real Estate, Inc.	110,608	787,529
*	CBRE Group, Inc., Class A	37,401	3,228,080
#*	CKX Lands, Inc.	465	6,157
*	Compass, Inc., Class A	140,149	482,113
*	Comstock Holding Cos., Inc.	2,434	11,634
*	CoStar Group, Inc.	19,470	1,625,356
*	Cushman & Wakefield PLC	18,920	199,038
#	DigitalBridge Group, Inc.	11,207	220,105
	Douglas Elliman, Inc.	65,411	141,288
*	Fathom Holdings, Inc.	1,294	3,106
*	Forestar Group, Inc.	16,251	508,006
*	FRP Holdings, Inc.	9,320	541,492
*	Howard Hughes Holdings, Inc.	48,202	3,860,016
*	Jones Lang LaSalle, Inc.	30,695	5,434,857
*»	JW Mays, Inc.	300	13,014
	Kennedy-Wilson Holdings, Inc.	133,447	1,394,521
	Marcus & Millichap, Inc.	40,221	1,532,018
#*	Maui Land & Pineapple Co., Inc.	1,380	27,324
	Newmark Group, Inc., Class A	165,265	1,677,440

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Opendoor Technologies, Inc.	657,358	$2,248,164
*	Rafael Holdings, Inc., Class B	20,549	37,194
	RE/MAX Holdings, Inc., Class A	18,237	195,683
	RMR Group, Inc., Class A	12,794	333,795
	St. Joe Co.	44,103	2,434,486
*	Stratus Properties, Inc.	8,335	191,705
*	Tejon Ranch Co.	25,646	404,694
#*	Zillow Group, Inc., Class A	4,894	269,610
#*	Zillow Group, Inc., Class C	40,401	2,296,393
TOTAL REAL ESTATE			30,235,719
UTILITIES — (0.8%)
#	AES Corp.	54,711	912,579
	ALLETE, Inc.	9,015	532,877
	Alliant Energy Corp.	106	5,158
#*	Altus Power, Inc.	22,522	121,394
	American States Water Co.	11,069	825,747
#	Artesian Resources Corp., Class A	4,057	148,081
#	Avangrid, Inc.	9,028	274,271
	Avista Corp.	24,402	829,912
	Black Hills Corp.	12,973	671,482
#	Brookfield Renewable Corp., Class A	18,351	512,360
	California Water Service Group	16,250	735,637
	CenterPoint Energy, Inc.	6,565	183,426
	Chesapeake Utilities Corp.	7,116	720,708
	Clearway Energy, Inc., Class A	3,852	86,516
#	Clearway Energy, Inc., Class C	14,450	350,268
#	Consolidated Water Co. Ltd.	12,933	412,951
	Essential Utilities, Inc.	18,470	662,334
	Evergy, Inc.	22,911	1,163,191
	Genie Energy Ltd., Class B	25,298	470,796
	Global Water Resources, Inc.	1,359	16,294
#	Hawaiian Electric Industries, Inc.	652	8,456
	IDACORP, Inc.	5,746	531,965
	MGE Energy, Inc.	14,329	924,077
	Middlesex Water Co.	7,465	417,816
	National Fuel Gas Co.	10,267	484,192
	New Jersey Resources Corp.	78,764	3,215,934
	NiSource, Inc.	31,603	820,730
	Northwest Natural Holding Co.	10,249	377,778
	Northwestern Energy Group, Inc.	12,148	584,562
	NRG Energy, Inc.	84,493	4,481,509
	OGE Energy Corp.	16,299	541,779
#	ONE Gas, Inc.	7,311	448,676
#	Ormat Technologies, Inc.	59,212	3,829,832
	Otter Tail Corp.	12,006	1,085,583
	Pinnacle West Capital Corp.	7,400	509,860
	PNM Resources, Inc.	20,489	742,316
	Portland General Electric Co.	15,008	614,277
*	Pure Cycle Corp.	2,900	28,391
	RGC Resources, Inc.	1,634	31,226
	SJW Group	12,053	717,636
	Southwest Gas Holdings, Inc.	7,654	449,137
	Spire, Inc.	7,217	409,709
#*	Sunnova Energy International, Inc.	86,776	912,884
	UGI Corp.	26,511	586,954
	Unitil Corp.	8,110	385,387
	Via Renewables, Inc.	505	5,358
	Vistra Corp.	84,904	3,483,611

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	York Water Co.	6,184	$221,882
TOTAL UTILITIES			36,487,499
TOTAL COMMON STOCKS			4,563,074,214
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	8,366	189,574
INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	29,437	789,206
TOTAL PREFERRED STOCKS			978,780
TOTAL INVESTMENT SECURITIES (Cost $2,258,165,086)			4,564,052,994

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	45,553,317	45,553,317
SECURITIES LENDING COLLATERAL — (3.7%)
@§	The DFA Short Term Investment Fund	15,138,244	175,119,212
TOTAL INVESTMENTS — (100.0%)
(Cost $2,478,837,615)^^			$4,784,725,523
As of January 31, 2024, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	158	03/15/24	$38,671,519	$38,476,950	$(194,569)
Total Futures Contracts			$38,671,519	$38,476,950	$(194,569)
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$266,607,594	$82,414	—	$266,690,008
Consumer Discretionary	546,337,136	40,784	—	546,377,920
Consumer Staples	213,064,385	69,793	—	213,134,178
Energy	420,372,625	—	—	420,372,625
Financials	1,071,127,912	23,447	—	1,071,151,359
Health Care	432,744,551	—	$811,196	433,555,747
Industrials	770,507,803	493,082	3,280	771,004,165
Information Technology	452,212,444	293,394	—	452,505,838
Materials	321,541,489	—	17,667	321,559,156
Real Estate	30,222,705	13,014	—	30,235,719
Utilities	36,487,499	—	—	36,487,499
Preferred Stocks
Communication Services	189,574	—	—	189,574
Industrials	789,206	—	—	789,206

U.S. Vector Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Temporary Cash Investments	$45,553,317	—	—	$45,553,317
Securities Lending Collateral	—	$175,119,212	—	175,119,212
Futures Contracts**	(194,569)	—	—	(194,569)
TOTAL	$4,607,563,671	$176,135,140	$832,143^	$4,784,530,954
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.5%)
COMMUNICATION SERVICES — (2.2%)
#*	Advantage Solutions, Inc.	10,142	$40,872
*	Altice USA, Inc., Class A	766,312	1,869,801
#*	AMC Networks, Inc., Class A	18,711	338,482
*	Angi, Inc.	33,334	79,002
#*	Anterix, Inc.	96,733	2,884,578
#	Atlanta Braves Holdings, Inc., Class A	55,694	2,398,741
*	Atlanta Braves Holdings, Inc., Class C	172,933	6,970,929
	ATN International, Inc.	84,245	3,108,640
*	Bandwidth, Inc., Class A	11,899	164,682
#*	Boston Omaha Corp., Class A	49,491	766,616
*	Bumble, Inc., Class A	266,976	3,662,911
	Cable One, Inc.	12,878	7,069,121
#*	Cardlytics, Inc.	120,557	921,055
*	Cargurus, Inc.	420,333	9,768,539
*	Cars.com, Inc.	463,196	8,073,506
#*	Cinemark Holdings, Inc.	571,476	7,903,513
#	Cogent Communications Holdings, Inc.	264,044	20,384,197
*	Consolidated Communications Holdings, Inc.	544,039	2,361,129
#*	Daily Journal Corp.	3,077	988,702
*	DHI Group, Inc.	219,750	503,227
#*	EchoStar Corp., Class A	98,098	1,313,532
#	Entravision Communications Corp., Class A	208,172	838,933
#*	Eventbrite, Inc., Class A	372,161	3,114,988
#*	EverQuote, Inc., Class A	91,610	1,157,034
#*	EW Scripps Co., Class A	317,411	2,529,766
*	FG Group Holdings, Inc.	49,841	68,282
#*	Frontier Communications Parent, Inc.	273,544	6,737,389
*	Gambling.com Group Ltd.	58,446	534,781
*	Gannett Co., Inc.	204,527	505,182
#*	Gogo, Inc.	78,959	698,787
	Gray Television, Inc.	790,664	7,550,841
#	Gray Television, Inc., Class A	3,603	33,040
*	IDT Corp., Class B	227,545	7,868,506
*	IMAX Corp.	390,919	5,461,138
*	Integral Ad Science Holding Corp.	189,194	2,752,773
	Iridium Communications, Inc.	446,937	16,205,936
	John Wiley & Sons, Inc., Class A	24,628	833,412
*	Lee Enterprises, Inc.	13,976	151,360
*	Liberty Latin America Ltd., Class A	186,998	1,316,466
*	Liberty Latin America Ltd., Class C	794,059	5,653,700
#*	Lions Gate Entertainment Corp., Class A	595,098	6,206,872
*	Lions Gate Entertainment Corp., Class B	1,006,127	9,759,432
*	Madison Square Garden Entertainment Corp.	26,821	894,212
*	Madison Square Garden Sports Corp.	50,107	9,274,806
#*	Magnite, Inc.	378,861	3,352,920
#	Marcus Corp.	171,184	2,324,679
#*	MediaAlpha, Inc., Class A	1,239	15,797
	New York Times Co., Class A	322,053	15,638,894
	Nexstar Media Group, Inc.	102,678	18,246,907
*	Ooma, Inc.	113,836	1,231,706
*	Paltalk, Inc.	3,698	15,753
*»	Pegasus Cos., Inc.	34	1,734
*	Playtika Holding Corp.	319,364	2,305,808

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	PubMatic, Inc., Class A	95,125	$1,443,997
*	QuinStreet, Inc.	376,776	4,773,752
#*»	Reading International, Inc., Class B	2,710	37,208
	Saga Communications, Inc., Class A	12,418	293,313
	Scholastic Corp.	189,536	7,285,764
	Shenandoah Telecommunications Co.	356,698	7,308,742
#	Shutterstock, Inc.	216,256	10,157,544
#	Sinclair, Inc.	32,928	516,970
#*	Sphere Entertainment Co.	123,068	4,354,146
	Spok Holdings, Inc.	97,452	1,613,805
#*	Stagwell, Inc.	96,201	627,231
*	SurgePays, Inc.	3,348	23,436
*	TechTarget, Inc.	201,403	6,881,941
	TEGNA, Inc.	877,098	13,673,958
	Telephone & Data Systems, Inc.	369,288	7,094,022
#*	Thryv Holdings, Inc.	93,750	1,916,250
#	Townsquare Media, Inc., Class A	107,193	1,151,253
*	Travelzoo	10,869	92,060
*	TripAdvisor, Inc.	529,692	11,441,347
*	TrueCar, Inc.	319,896	1,132,432
*	U.S. Cellular Corp.	67,970	3,017,868
*	Urban One, Inc.	56,309	202,712
*	Urban One, Inc.	51,018	186,726
*	Vimeo, Inc.	690,422	2,740,975
#*	Vivid Seats, Inc., Class A	49,289	282,919
*	WideOpenWest, Inc.	73,886	274,117
*	Yelp, Inc.	316,053	13,820,998
*	Zedge, Inc., Class B	5,436	17,721
#*	Ziff Davis, Inc.	232,707	15,684,452
*	ZipRecruiter, Inc., Class A	125,144	1,742,004
*	ZoomInfo Technologies, Inc.	397,765	6,380,151
TOTAL COMMUNICATION SERVICES			341,023,423
CONSUMER DISCRETIONARY — (13.5%)
*	1-800-Flowers.com, Inc., Class A	340,686	3,543,134
	Aaron's Co., Inc.	222,399	2,288,486
#*	Abercrombie & Fitch Co., Class A	307,692	31,353,815
	Academy Sports & Outdoors, Inc.	396,265	24,857,703
*	Accel Entertainment, Inc.	117,997	1,209,469
#	Acushnet Holdings Corp.	294,682	18,665,158
*	Adient PLC	556,692	19,322,779
#	ADT, Inc.	713,628	4,659,991
*	Adtalem Global Education, Inc.	299,943	15,141,123
#	AMCON Distributing Co.	3,090	605,300
*	American Axle & Manufacturing Holdings, Inc.	843,994	6,827,911
	American Eagle Outfitters, Inc.	1,189,408	23,574,067
*	American Outdoor Brands, Inc.	111,750	956,580
*	American Public Education, Inc.	8,400	88,872
#*	America's Car-Mart, Inc.	45,980	2,799,722
*	AMMO, Inc.	11,534	25,029
	Aramark	252,236	7,335,023
#*	Arhaus, Inc.	88,375	1,033,104
	Ark Restaurants Corp.	16,816	245,682
#	Arko Corp.	233,370	1,820,286
#*	Asbury Automotive Group, Inc.	132,456	27,691,251
*	AutoNation, Inc.	188,124	26,273,398
#*	Bally's Corp.	49,331	555,467
	Bassett Furniture Industries, Inc.	110,876	1,718,578
	Bath & Body Works, Inc.	103,813	4,428,663

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Beazer Homes USA, Inc.	64,485	$2,047,399
#*	Beyond, Inc.	30,256	665,329
#	Big 5 Sporting Goods Corp.	139,382	701,091
#*	Biglari Holdings, Inc., Class A	224	173,602
#*	Biglari Holdings, Inc., Class B	11,401	1,763,393
#*	BJ's Restaurants, Inc.	101,545	3,514,472
#	Bloomin' Brands, Inc.	627,500	16,704,050
#*	Boot Barn Holdings, Inc.	216,079	15,501,507
#*	Bright Horizons Family Solutions, Inc.	178,290	17,516,992
#*	Brinker International, Inc.	262,675	11,239,863
#	Brunswick Corp.	303,703	24,502,758
#	Buckle, Inc.	268,599	9,989,197
#	Build-A-Bear Workshop, Inc.	95,703	2,156,189
#	Caleres, Inc.	256,047	8,032,194
*	CarParts.com, Inc.	152,449	410,088
	Carriage Services, Inc.	133,350	3,295,078
	Carrols Restaurant Group, Inc.	246,589	2,317,937
	Carter's, Inc.	160,823	12,164,652
	Cato Corp., Class A	69,602	470,510
#*	Cavco Industries, Inc.	56,323	18,694,730
#*	Century Casinos, Inc.	30,255	104,985
	Century Communities, Inc.	230,694	20,001,170
#	Cheesecake Factory, Inc.	258,499	8,884,611
#*	Chegg, Inc.	234,411	2,308,948
#*	Children's Place, Inc.	10,012	223,067
#	Choice Hotels International, Inc.	159,119	19,272,493
*	Chuy's Holdings, Inc.	129,961	4,393,981
#*	Citi Trends, Inc.	61,701	1,661,608
#	Clarus Corp.	81,909	484,901
#	Columbia Sportswear Co.	239,531	18,985,227
*	Conn's, Inc.	44,890	204,250
*	Cooper-Standard Holdings, Inc.	91,231	1,604,753
*	Coursera, Inc.	452,160	8,654,342
#	Cracker Barrel Old Country Store, Inc.	87,320	6,754,202
*	Crocs, Inc.	86,594	8,787,559
	Crown Crafts, Inc.	7,793	40,757
*	Culp, Inc.	33,268	165,009
	Dana, Inc.	828,590	11,235,680
#*	Dave & Buster's Entertainment, Inc.	246,176	13,177,801
#*	Delta Apparel, Inc.	10,228	77,835
*	Denny's Corp.	330,898	3,517,446
	Designer Brands, Inc., Class A	223,195	1,912,781
#*	Destination XL Group, Inc.	148,563	634,364
#	Dillard's, Inc., Class A	51,920	20,107,058
#	Dine Brands Global, Inc.	43,278	2,018,919
*	Dorman Products, Inc.	216,644	17,636,988
#*	Dream Finders Homes, Inc., Class A	1,651	54,268
*	Duluth Holdings, Inc., Class B	21,530	105,066
*	Dutch Bros, Inc., Class A	11,127	298,760
*	El Pollo Loco Holdings, Inc.	214,919	1,990,150
#*	Envela Corp.	45,050	195,968
	Escalade, Inc.	56,160	901,930
#	Ethan Allen Interiors, Inc.	181,898	5,298,689
#*	European Wax Center, Inc., Class A	153,214	2,273,696
*	Everi Holdings, Inc.	159,180	1,657,064
#*	Figs, Inc., Class A	320,364	1,845,297
#*	First Watch Restaurant Group, Inc.	84,451	1,812,318
	Flanigan's Enterprises, Inc.	10,440	275,198
#	Flexsteel Industries, Inc.	32,393	924,172

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Foot Locker, Inc.	17,649	$496,996
*	Fox Factory Holding Corp.	269,849	17,011,281
*	Frontdoor, Inc.	382,851	12,542,199
#*	Full House Resorts, Inc.	15,121	71,371
#*	Funko, Inc., Class A	135,954	961,195
#*	GameStop Corp., Class A	238,926	3,399,917
	Gap, Inc.	1,158,227	21,647,263
#*	Garrett Motion, Inc.	398,910	3,426,637
*	Genesco, Inc.	82,894	2,302,795
*	Gentherm, Inc.	221,978	10,688,241
*	G-III Apparel Group Ltd.	311,231	9,364,941
*	Goodyear Tire & Rubber Co.	1,444,391	20,134,811
*	GoPro, Inc., Class A	975,415	2,906,737
	Graham Holdings Co., Class B	27,834	20,051,614
*	Grand Canyon Education, Inc.	132,023	17,240,884
*	Green Brick Partners, Inc.	103,821	5,416,342
	Group 1 Automotive, Inc.	90,053	23,419,183
#*	GrowGeneration Corp.	27,757	64,119
#	Guess?, Inc.	380,071	8,490,786
#	H&R Block, Inc.	650,971	30,491,482
#	Hamilton Beach Brands Holding Co., Class A	53,768	991,482
#*	Hanesbrands, Inc.	1,211,762	5,452,929
	Harley-Davidson, Inc.	258,660	8,393,517
#	Hasbro, Inc.	50,381	2,466,150
#	Haverty Furniture Cos., Inc.	94,919	3,217,754
	Haverty Furniture Cos., Inc., Class A	3,785	117,714
#*	Helen of Troy Ltd.	173,141	19,824,644
#	Hibbett, Inc.	89,297	5,951,645
*	Hilton Grand Vacations, Inc.	310,674	12,955,106
#	Hooker Furnishings Corp.	73,251	1,690,633
*	Hovnanian Enterprises, Inc., Class A	20,221	3,416,742
#*	Inspired Entertainment, Inc.	79,012	725,330
	Installed Building Products, Inc.	204,686	39,883,067
	International Game Technology PLC	330,684	8,584,557
*	iRobot Corp.	130,104	1,769,414
*	J Jill, Inc.	48,381	1,127,761
#	Jack in the Box, Inc.	144,870	11,295,514
*	JAKKS Pacific, Inc.	13,919	436,500
#	Johnson Outdoors, Inc., Class A	63,648	2,848,884
	KB Home	580,762	34,607,608
#	Kohl's Corp.	417,287	10,749,313
#	Kontoor Brands, Inc.	245,308	14,379,955
*	Koss Corp.	7,268	20,714
#	Krispy Kreme, Inc.	405,426	5,388,112
#*	Kura Sushi USA, Inc., Class A	45,299	4,445,191
#	Lakeland Industries, Inc.	55,796	1,004,886
*	Lands' End, Inc.	103,277	978,033
#*	Landsea Homes Corp.	39,872	501,988
*	Latham Group, Inc.	10,671	26,998
	Laureate Education, Inc.	756,121	9,542,247
*††	Lazare Kaplan International, Inc.	9,600	0
#	La-Z-Boy, Inc.	310,168	10,796,948
#	LCI Industries	182,453	20,303,370
	Lear Corp.	7,244	962,728
*	Legacy Housing Corp.	39,745	939,174
	Leggett & Platt, Inc.	120,537	2,797,664
#	Levi Strauss & Co., Class A	191,229	3,113,208
*	LGI Homes, Inc.	102,909	12,144,291
#*	Life Time Group Holdings, Inc.	68,700	913,710

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lifetime Brands, Inc.	64,909	$521,219
*	Light & Wonder, Inc.	230,789	18,550,820
#*	Lincoln Educational Services Corp.	123,213	1,103,988
	Lithia Motors, Inc.	13,402	3,951,580
*	Live Ventures, Inc.	8,538	213,877
#*	LL Flooring Holdings, Inc.	13,136	34,154
#*	Lovesac Co.	32,080	742,973
*	M/I Homes, Inc.	157,200	20,030,424
	Macy's, Inc.	645,623	11,808,445
#*	Malibu Boats, Inc., Class A	147,974	6,177,914
#	Marine Products Corp.	133,917	1,367,293
*	MarineMax, Inc.	118,488	3,317,664
	Marriott Vacations Worldwide Corp.	205,358	17,227,483
#*	MasterCraft Boat Holdings, Inc.	131,838	2,553,702
*	Mattel, Inc.	559,979	10,018,024
	MDC Holdings, Inc.	537,076	33,610,216
	Meritage Homes Corp.	232,019	38,424,667
*	Modine Manufacturing Co.	295,920	20,445,113
*	Mohawk Industries, Inc.	156,294	16,293,649
	Monarch Casino & Resort, Inc.	25,536	1,760,196
	Monro, Inc.	127,428	4,059,856
#*	Motorcar Parts of America, Inc.	79,798	728,556
#	Movado Group, Inc.	112,846	3,112,293
	Murphy USA, Inc.	90,703	31,974,622
	Nathan's Famous, Inc.	54,346	3,877,587
*	National Vision Holdings, Inc.	57,170	1,086,802
	Newell Brands, Inc.	692,537	5,761,908
#	Nordstrom, Inc.	601,084	10,909,675
#*	Norwegian Cruise Line Holdings Ltd.	519,961	9,255,306
#*	ODP Corp.	311,187	15,914,103
*	Ollie's Bargain Outlet Holdings, Inc.	323,771	23,288,848
#*	ONE Group Hospitality, Inc.	3,039	13,372
*	OneSpaWorld Holdings Ltd.	440,500	6,004,015
#*	OneWater Marine, Inc., Class A	6,214	156,779
#	Oxford Industries, Inc.	112,539	10,683,327
#	Papa John's International, Inc.	235,856	17,330,699
#	Patrick Industries, Inc.	153,932	15,453,233
#*	Penn Entertainment, Inc.	499	11,252
	Penske Automotive Group, Inc.	56,886	8,440,176
	Perdoceo Education Corp.	472,871	8,558,965
#	PetMed Express, Inc.	86,825	539,183
*	Planet Fitness, Inc., Class A	194,536	13,181,759
#*	Playa Hotels & Resorts NV	547,928	4,547,802
*	PlayAGS, Inc.	44,994	391,898
	Polaris, Inc.	111,725	10,050,781
#*	Portillo's, Inc., Class A	86,347	1,186,408
#*	Potbelly Corp.	125,934	1,584,250
	PVH Corp.	242,483	29,161,006
#*	QuantumScape Corp.	157,305	1,071,247
#	RCI Hospitality Holdings, Inc.	62,823	3,879,948
#	Red Rock Resorts, Inc., Class A	66,206	3,620,144
#*	Restoration Hardware, Inc.	49,717	12,602,265
	Rocky Brands, Inc.	71,027	1,987,335
#*	Rover Group, Inc.	148,018	1,619,317
*	Sabre Corp.	552,807	2,266,509
*	Sally Beauty Holdings, Inc.	93,510	1,152,043
*	SeaWorld Entertainment, Inc.	304,493	15,041,954
#*	Shake Shack, Inc., Class A	209,489	15,828,989
#	SharkNinja, Inc.	80,152	3,744,701

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Shoe Carnival, Inc.	197,115	$5,026,432
#	Signet Jewelers Ltd.	323,386	32,170,439
#*	Six Flags Entertainment Corp.	359,675	9,067,407
*	Skyline Champion Corp.	266,245	18,232,458
#*	Sleep Number Corp.	160,043	1,648,443
#	Smith & Wesson Brands, Inc.	346,237	4,521,855
#*	Soho House & Co., Inc.	17,189	105,712
#*	Solo Brands, Inc., Class A	13,881	38,728
	Sonic Automotive, Inc., Class A	171,288	8,660,321
*	Sonos, Inc.	176,821	2,754,871
#*	Sportsman's Warehouse Holdings, Inc.	295,705	1,138,464
	Standard Motor Products, Inc.	163,976	6,616,432
#	Steven Madden Ltd.	441,000	18,469,080
#*	Stitch Fix, Inc., Class A	385,169	1,232,541
*	Stoneridge, Inc.	198,284	3,527,472
	Strategic Education, Inc.	130,072	12,234,572
*	Strattec Security Corp.	9,470	239,118
*	Stride, Inc.	309,746	18,569,273
	Superior Group of Cos., Inc.	44,613	594,245
*	Superior Industries International, Inc.	33,442	115,709
#*	Sweetgreen, Inc., Class A	250,131	2,671,399
	Tapestry, Inc.	136,330	5,288,241
*	Taylor Morrison Home Corp.	788,528	41,113,850
	Tempur Sealy International, Inc.	322,308	16,079,946
	Texas Roadhouse, Inc.	127,133	15,983,161
#	Thor Industries, Inc.	194,934	22,031,441
*	Tile Shop Holdings, Inc.	102,088	662,551
#*	Tilly's, Inc., Class A	85,709	629,104
*	TopBuild Corp.	18,225	6,727,394
*	Topgolf Callaway Brands Corp.	73,423	966,981
*	Traeger, Inc.	4,823	10,562
	Travel & Leisure Co.	316,276	12,783,876
*	Tri Pointe Homes, Inc.	713,215	24,627,314
*	Under Armour, Inc., Class A	797,543	6,077,278
#*	Under Armour, Inc., Class C	408,035	3,019,459
*	Unifi, Inc.	39,441	249,267
*	Universal Technical Institute, Inc.	154,614	2,183,150
	Upbound Group, Inc.	278,657	9,251,412
*	Urban Outfitters, Inc.	584,822	22,223,236
*	Valvoline, Inc.	876,190	31,972,173
*	Vera Bradley, Inc.	160,247	1,230,697
	VF Corp.	439,970	7,241,906
#*	Victoria's Secret & Co.	50,497	1,315,447
#*	Vista Outdoor, Inc.	417,900	11,730,453
*	Visteon Corp.	165,534	19,084,415
*	Vizio Holding Corp., Class A	35,730	250,110
#*	VOXX International Corp.	235,583	1,967,118
*	Warby Parker, Inc., Class A	174,742	2,227,961
	Wendy's Co.	1,041,862	19,878,727
#	Weyco Group, Inc.	58,541	1,879,752
	Whirlpool Corp.	137	15,004
	Wingstop, Inc.	115,089	32,352,669
#	Winmark Corp.	36,221	13,063,828
#	Winnebago Industries, Inc.	217,655	14,304,287
	Wolverine World Wide, Inc.	175,186	1,464,555
#	Worthington Enterprises, Inc.	331,956	18,934,770
	Wyndham Hotels & Resorts, Inc.	191,717	14,940,506
#*	XPEL, Inc.	58,361	3,119,395
#*	YETI Holdings, Inc.	360,186	15,837,378

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Zumiez, Inc.	133,536	$2,292,813
TOTAL CONSUMER DISCRETIONARY			2,105,138,680
CONSUMER STAPLES — (4.2%)
#	Alico, Inc.	31,391	924,151
	Andersons, Inc.	243,171	12,817,543
	B&G Foods, Inc.	157,648	1,585,939
*	BellRing Brands, Inc.	574,059	31,728,241
*	Boston Beer Co., Inc. , Class A	45,397	15,855,810
*	Bridgford Foods Corp.	27,854	299,988
#	Calavo Growers, Inc.	77,863	2,031,446
#	Cal-Maine Foods, Inc.	226,409	12,547,587
#*	Central Garden & Pet Co.	85,280	3,999,632
*	Central Garden & Pet Co., Class A	284,740	11,754,067
#*	Chefs' Warehouse, Inc.	276,189	8,788,334
	Coca-Cola Consolidated, Inc.	51,279	44,171,218
*	Darling Ingredients, Inc.	22,632	979,966
*	Duckhorn Portfolio, Inc.	30,216	260,764
#	Edgewell Personal Care Co.	280,683	10,399,305
*	elf Beauty, Inc.	263,111	41,974,098
	Energizer Holdings, Inc.	26,372	833,883
	Flowers Foods, Inc.	684,674	15,610,567
	Fresh Del Monte Produce, Inc.	346,691	8,521,665
*	Fresh Market, Inc.	285,242	0
#*	Freshpet, Inc.	269,590	23,211,699
*	Grocery Outlet Holding Corp.	295,942	7,333,443
#*	Hain Celestial Group, Inc.	112,293	1,202,658
#*	Herbalife Ltd.	373,700	4,503,085
	Ingles Markets, Inc., Class A	104,654	8,817,100
	Ingredion, Inc.	230,751	24,821,885
	Inter Parfums, Inc.	220,743	30,716,388
#	J & J Snack Foods Corp.	102,004	16,242,097
	J M Smucker Co.	16,558	2,178,205
	John B Sanfilippo & Son, Inc.	60,242	6,453,725
	Lancaster Colony Corp.	160,039	29,411,967
	Lifevantage Corp.	72,727	386,180
*	Lifeway Foods, Inc.	16,548	206,023
#	Limoneira Co.	42,857	777,426
*	Mama's Creations, Inc.	68,473	295,119
#	Medifast, Inc.	67,198	3,672,371
#	MGP Ingredients, Inc.	134,840	11,454,658
#*	Mission Produce, Inc.	10,609	105,984
*	National Beverage Corp.	252,932	11,695,576
*	Natural Alternatives International, Inc.	25,533	158,560
	Natural Grocers by Vitamin Cottage, Inc.	114,074	1,705,406
*	Nature's Sunshine Products, Inc.	82,456	1,435,559
	Oil-Dri Corp. of America	29,772	1,933,989
*	Pilgrim's Pride Corp.	392,457	10,663,057
*	Post Holdings, Inc.	242,274	22,499,986
	PriceSmart, Inc.	150,800	11,463,816
#	Reynolds Consumer Products, Inc.	252,013	6,847,193
*	Rocky Mountain Chocolate Factory, Inc.	13,940	55,760
	Seaboard Corp.	2,849	10,264,947
*	Seneca Foods Corp., Class A	60,109	3,208,618
*»	Seneca Foods Corp., Class B	2,794	155,877
*	Simply Good Foods Co.	530,116	20,038,385
#*	Sovos Brands, Inc.	188,752	4,161,982
	SpartanNash Co.	249,397	5,593,975
#	Spectrum Brands Holdings, Inc.	219,439	17,252,294

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Sprouts Farmers Market, Inc.	644,318	$32,454,298
#	Tootsie Roll Industries, Inc.	180,970	5,897,812
*	TreeHouse Foods, Inc.	305,822	12,875,106
	Turning Point Brands, Inc.	111,241	2,702,044
*	United Natural Foods, Inc.	396,020	5,904,658
#	United-Guardian, Inc.	8,416	64,635
#	Universal Corp.	177,497	10,285,951
*	USANA Health Sciences, Inc.	131,534	6,158,422
#	Utz Brands, Inc.	21,863	386,975
	Vector Group Ltd.	693,130	7,257,071
#	Village Super Market, Inc., Class A	69,705	1,772,598
#*	Vita Coco Co., Inc.	78,758	1,550,745
*	Vital Farms, Inc.	166,876	2,399,677
#	WD-40 Co.	88,737	22,981,108
#	Weis Markets, Inc.	183,262	11,133,166
*	Whole Earth Brands, Inc.	12,944	51,517
TOTAL CONSUMER STAPLES			649,884,980
ENERGY — (5.2%)
	Adams Resources & Energy, Inc.	25,318	637,254
#*	Amplify Energy Corp.	123,500	755,820
	Antero Midstream Corp.	2,089,510	25,575,602
*	Antero Resources Corp.	164,421	3,673,165
	Archrock, Inc.	729,999	11,928,184
#	Ardmore Shipping Corp.	231,555	3,836,866
	Barnwell Industries, Inc.	49,095	121,756
	Berry Corp.	342,365	2,297,269
*	Bristow Group, Inc.	97,765	2,579,041
	Cactus, Inc., Class A	303,293	12,871,755
	California Resources Corp.	319,938	15,254,644
#*	Callon Petroleum Co.	299,143	9,608,473
#*	Centrus Energy Corp., Class A	65,570	3,292,925
#	ChampionX Corp.	718,804	19,702,418
	Chord Energy Corp.	54,523	8,383,456
#	Civitas Resources, Inc.	178,426	11,563,789
#*	Clean Energy Fuels Corp.	1,576,679	4,651,203
#*	CNX Resources Corp.	1,163,288	23,498,418
#	Comstock Resources, Inc.	1,082,726	8,456,090
#	CONSOL Energy, Inc.	179,464	16,977,294
#	Core Laboratories, Inc.	204,017	3,217,348
#	CVR Energy, Inc.	395,107	13,326,959
	Delek U.S. Holdings, Inc.	302,890	8,187,117
	DHT Holdings, Inc.	1,169,946	13,009,800
*	DMC Global, Inc.	94,732	1,612,339
	Dorian LPG Ltd.	281,942	10,555,908
#*	Dril-Quip, Inc.	165,611	3,323,813
*	DT Midstream, Inc.	294,105	15,790,497
	Encore Energy Corp.	170,062	783,986
	EnLink Midstream LLC	1,691,833	20,403,506
	Epsilon Energy Ltd.	74,003	378,155
	Equitrans Midstream Corp.	1,682,672	17,146,428
#	Evolution Petroleum Corp.	178,838	1,003,281
#*	Expro Group Holdings NV	177,146	3,117,770
*	Forum Energy Technologies, Inc.	36,895	727,200
	FutureFuel Corp.	300,201	1,711,146
*	Geospace Technologies Corp.	48,808	735,048
#*	Green Plains, Inc.	341,401	7,077,243
*	Gulf Island Fabrication, Inc.	44,324	199,458
*	Gulfport Energy Corp.	50,669	6,429,896

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Hallador Energy Co.	175,741	$1,499,071
#*	Helix Energy Solutions Group, Inc.	767,248	7,212,131
#	Helmerich & Payne, Inc.	440,308	17,726,800
#*	Independence Contract Drilling, Inc.	23,311	49,419
	International Seaways, Inc.	271,081	14,540,785
#	Kinetik Holdings, Inc.	34,775	1,130,883
#*	KLX Energy Services Holdings, Inc.	8,729	84,846
#*	Kosmos Energy Ltd.	2,122,695	12,863,532
#	Liberty Energy, Inc.	737,898	15,340,899
#*	Lightbridge Corp.	13,724	42,133
#	Magnolia Oil & Gas Corp., Class A	691,335	14,255,328
#*	Mammoth Energy Services, Inc.	85,335	299,526
	Matador Resources Co.	423,313	23,235,651
	Mexco Energy Corp.	11,942	118,274
	Murphy Oil Corp.	523,335	20,253,065
#*	Nabors Industries Ltd.	42,269	3,575,112
	NACCO Industries, Inc., Class A	42,888	1,555,977
*	Natural Gas Services Group, Inc.	75,945	1,110,316
*	NCS Multistage Holdings, Inc.	1,729	27,335
#	New Fortress Energy, Inc.	171,953	5,713,998
*	Newpark Resources, Inc.	445,710	2,892,658
#*	Nine Energy Service, Inc.	81,831	197,213
#	Noble Corp. PLC	1,438	63,459
#	Nordic American Tankers Ltd.	1,228,287	5,465,877
#	Northern Oil & Gas, Inc.	158,054	5,294,809
*	Oceaneering International, Inc.	440,402	9,151,554
#*	Oil States International, Inc.	397,997	2,455,642
#	Overseas Shipholding Group, Inc., Class A	503,716	3,072,668
*	Par Pacific Holdings, Inc.	347,020	12,697,462
	Patterson-UTI Energy, Inc.	1,682,093	18,654,411
	PBF Energy, Inc., Class A	563,600	28,467,436
	Peabody Energy Corp.	599,775	16,013,993
#	Permian Resources Corp.	1,120,563	15,105,189
#	PHX Minerals, Inc.	172,355	549,812
*	PrimeEnergy Resources Corp.	3,732	359,018
*	ProPetro Holding Corp.	499,314	4,224,196
	Range Resources Corp.	105,913	3,075,714
	Ranger Energy Services, Inc.	16,146	164,043
*	REX American Resources Corp.	121,205	5,016,675
	Riley Exploration Permian, Inc.	14,265	316,968
#	RPC, Inc.	828,674	6,057,607
	SandRidge Energy, Inc.	223,703	3,266,064
	Scorpio Tankers, Inc.	319,961	22,621,243
*	SEACOR Marine Holdings, Inc.	117,770	1,243,651
*	Seadrill Ltd.	70,788	3,059,457
	Select Water Solutions, Inc.	515,727	4,007,199
	SFL Corp. Ltd.	548,506	6,675,318
#*	SilverBow Resources, Inc.	10,675	283,528
#	Sitio Royalties Corp., Class A	139,576	2,977,156
	SM Energy Co.	724,577	26,867,315
	Solaris Oilfield Infrastructure, Inc., Class A	135,881	1,019,108
*	Southwestern Energy Co.	1,699,341	10,960,749
*	Talos Energy, Inc.	419,587	5,442,043
	TechnipFMC PLC	1,636,551	31,650,896
*	Teekay Corp.	471,111	4,235,288
	Teekay Tankers Ltd., Class A	160,429	10,034,834
*	TETRA Technologies, Inc.	573,739	2,403,966
#*	Tidewater, Inc.	251,360	16,888,878
#*	Transocean Ltd.	2,677,367	14,618,424

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	U.S. Silica Holdings, Inc.	419,720	$4,499,398
#*	Uranium Energy Corp.	94,321	720,612
#*	Valaris Ltd.	227,426	14,070,847
#*	Vital Energy, Inc.	108,696	4,764,146
#	W&T Offshore, Inc.	639,717	1,944,740
*	Weatherford International PLC	270,455	24,219,245
#	World Kinect Corp.	284,230	6,415,071
TOTAL ENERGY			819,222,981
FINANCIALS — (19.1%)
	1st Source Corp.	177,325	9,268,778
#*	Acacia Research Corp.	186,081	727,577
#	ACNB Corp.	20,463	798,671
	Affiliated Managers Group, Inc.	195,773	29,138,853
*	Affirm Holdings, Inc.	378,780	15,344,378
	Alerus Financial Corp.	12,188	276,789
	Amalgamated Financial Corp.	72,709	1,931,151
#	A-Mark Precious Metals, Inc.	167,235	4,510,328
*	Ambac Financial Group, Inc.	193,593	3,145,886
#	Amerant Bancorp, Inc.	8,440	190,828
*	American Coastal Insurance Corp., Class C	12,608	145,875
*	American Equity Investment Life Holding Co.	603,687	33,329,559
	American National Bankshares, Inc.	58,999	2,672,065
#	Ameris Bancorp	484,145	24,032,958
	AMERISAFE, Inc.	141,706	7,062,627
	AmeriServ Financial, Inc.	196,617	583,953
#	Ames National Corp.	33,773	713,961
	Arrow Financial Corp.	92,796	2,337,531
#	Artisan Partners Asset Management, Inc., Class A	393,788	16,499,717
*	AssetMark Financial Holdings, Inc.	107,922	3,309,968
	Associated Banc-Corp.	984,209	20,678,231
	Associated Capital Group, Inc., Class A	15,293	520,115
	Assurant, Inc.	14,472	2,430,572
	Assured Guaranty Ltd.	329,654	26,744,829
	Atlantic American Corp.	13,763	37,160
#	Atlantic Union Bankshares Corp.	441,396	15,078,087
*	Atlanticus Holdings Corp.	83,337	2,890,961
	Auburn National BanCorp, Inc.	2,786	56,946
*	AvidXchange Holdings, Inc.	886,245	9,713,245
	Axis Capital Holdings Ltd.	324,723	19,327,513
*	Axos Financial, Inc.	344,148	19,076,124
#	B Riley Financial, Inc.	71,936	1,684,741
	Banc of California, Inc.	386,304	5,323,269
#	BancFirst Corp.	201,271	17,814,496
#*	Bancorp, Inc.	468,472	20,444,118
#	Bank First Corp.	1,213	102,426
#	Bank of Hawaii Corp.	196,258	12,409,393
#	Bank of Marin Bancorp	59,356	1,162,190
	Bank of NT Butterfield & Son Ltd.	188,136	5,706,165
	Bank OZK	646,331	29,155,991
	Bank7 Corp.	2,321	64,872
	BankFinancial Corp.	75,718	820,783
	BankUnited, Inc.	690,298	19,507,822
	Bankwell Financial Group, Inc.	32,564	903,651
	Banner Corp.	300,856	14,013,872
	Bar Harbor Bankshares	88,005	2,315,412
	BayCom Corp.	54,475	1,111,835
	BCB Bancorp, Inc.	104,143	1,293,456
	Berkshire Hills Bancorp, Inc.	218,439	5,242,536

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BGC Group, Inc., Class A	1,465,085	$10,343,500
#*	Blue Foundry Bancorp	67,024	639,409
	BOK Financial Corp.	210,189	17,622,246
#	Bread Financial Holdings, Inc.	213,941	7,759,640
#	Bridge Investment Group Holdings, Inc., Class A	48,984	479,064
*	Bridgewater Bancshares, Inc.	46,401	580,477
*	Brighthouse Financial, Inc.	376,025	19,466,814
	Brightsphere Investment Group, Inc.	267,126	5,908,827
	Brookline Bancorp, Inc.	613,289	6,635,787
#*	BRP Group, Inc., Class A	287,177	6,444,252
	Business First Bancshares, Inc.	50,984	1,149,689
	Byline Bancorp, Inc.	159,578	3,485,184
	C&F Financial Corp.	22,172	1,230,546
#	Cadence Bank	997,922	26,564,684
*	California BanCorp	1,023	25,913
#*»	California First Leasing Corp.	2,096	37,204
#	Cambridge Bancorp	7,119	488,292
#	Camden National Corp.	106,852	3,849,878
*	Cannae Holdings, Inc.	66,523	1,347,091
#*	Cantaloupe, Inc.	311,766	2,123,126
	Capital Bancorp, Inc.	28,204	613,719
	Capital City Bank Group, Inc.	107,182	3,063,262
#	Capitol Federal Financial, Inc.	210,345	1,333,587
	Capstar Financial Holdings, Inc.	91,425	1,663,021
#*	Carter Bankshares, Inc.	61,813	893,816
	Cass Information Systems, Inc.	101,625	4,386,135
#	Cathay General Bancorp	506,842	20,866,685
*»	CCUR Holdings, Inc.	16	41,600
	Central Pacific Financial Corp.	118,104	2,275,864
	Central Valley Community Bancorp	50,537	981,429
	Chemung Financial Corp.	19,078	887,509
#	Citizens & Northern Corp.	35,650	722,626
	Citizens Community Bancorp, Inc.	1,592	19,327
#*	Citizens, Inc.	26,708	74,782
#	City Holding Co.	109,366	11,178,299
	Civista Bancshares, Inc.	42,325	723,334
	CNB Financial Corp.	54,620	1,166,137
	CNO Financial Group, Inc.	641,415	17,433,660
*	Coastal Financial Corp.	65,076	2,596,532
	Codorus Valley Bancorp, Inc.	43,459	1,024,329
#	Cohen & Steers, Inc.	335,293	23,611,333
	Colony Bankcorp, Inc.	23,687	289,692
	Columbia Banking System, Inc.	254,230	5,125,277
#*	Columbia Financial, Inc.	186,530	3,353,809
	Comerica, Inc.	185,064	9,730,665
	Commerce Bancshares, Inc.	213,310	11,117,717
	Community Bank System, Inc.	308,681	14,128,329
	Community Trust Bancorp, Inc.	160,889	6,676,894
	Community West Bancshares	5,845	90,948
	ConnectOne Bancorp, Inc.	180,602	4,124,950
#*	Consumer Portfolio Services, Inc.	149,853	1,369,656
	Crawford & Co., Class A	193,793	2,352,647
	Crawford & Co., Class B	157,632	1,856,905
#*	Credit Acceptance Corp.	22,847	12,361,826
#*	CrossFirst Bankshares, Inc.	51,973	733,859
	Cullen/Frost Bankers, Inc.	99,595	10,569,021
*	Customers Bancorp, Inc.	200,485	10,713,918
	CVB Financial Corp.	863,986	14,489,045
	Diamond Hill Investment Group, Inc.	27,220	4,342,407

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Dime Community Bancshares, Inc.	168,871	$3,851,948
	Donegal Group, Inc., Class A	195,776	2,938,598
	Donegal Group, Inc., Class B	5,267	76,003
*	Donnelley Financial Solutions, Inc.	244,778	15,205,609
	Eagle Bancorp Montana, Inc.	1,699	24,653
	Eagle Bancorp, Inc.	15,863	393,244
#	Eastern Bankshares, Inc.	129,119	1,802,501
*	eHealth, Inc.	79,553	540,960
	Employers Holdings, Inc.	209,143	8,725,446
	Enact Holdings, Inc.	70,783	2,016,608
#*	Encore Capital Group, Inc.	169,728	8,499,978
*	Enova International, Inc.	255,908	13,929,072
*	Enstar Group Ltd.	92,469	24,679,051
	Enterprise Bancorp, Inc.	39,044	1,109,630
	Enterprise Financial Services Corp.	247,396	10,299,095
#	Equity Bancshares, Inc., Class A	142,442	4,679,220
	Esquire Financial Holdings, Inc.	36,387	1,814,256
	ESSA Bancorp, Inc.	49,615	943,181
	Essent Group Ltd.	484,121	26,704,114
*	Euronet Worldwide, Inc.	93,617	9,328,934
	Evans Bancorp, Inc.	12,217	360,035
	Evercore, Inc., Class A	265,044	45,516,006
	EVERTEC, Inc.	424,009	17,028,201
#*	EZCORP, Inc., Class A	382,806	3,292,132
#	Farmers & Merchants Bancorp, Inc.	13,444	303,834
	Farmers National Banc Corp.	201,850	2,769,382
	FB Financial Corp.	145,898	5,434,701
	Federal Agricultural Mortgage Corp., Class A	2,089	322,061
	Federal Agricultural Mortgage Corp., Class C	69,691	12,982,736
	Federated Hermes, Inc.	625,414	21,864,473
	Fidelity D&D Bancorp, Inc.	1,159	57,649
	Financial Institutions, Inc.	85,848	1,794,223
	First American Financial Corp.	285,838	17,250,323
	First BanCorp	1,449,019	24,169,637
	First Bancorp, Inc.	77,316	1,932,900
	First Bancorp/Southern Pines NC	227,308	7,855,764
#	First Bancshares, Inc.	126,779	3,223,990
	First Bank	83,723	1,150,354
#	First Busey Corp.	293,554	6,910,261
	First Business Financial Services, Inc.	57,279	2,106,149
	First Commonwealth Financial Corp.	731,503	10,248,357
	First Community Bankshares, Inc.	161,661	5,541,739
	First Community Corp.	1,740	32,538
	First Financial Bancorp	664,782	14,904,412
#	First Financial Bankshares, Inc.	602,722	18,823,008
	First Financial Corp.	57,354	2,260,895
	First Financial Northwest, Inc.	84,671	1,767,930
#	First Foundation, Inc.	203,631	1,938,567
	First Hawaiian, Inc.	177,842	3,857,393
	First Horizon Corp.	802,514	11,427,799
	First Internet Bancorp	59,633	1,966,696
	First Interstate BancSystem, Inc., Class A	252,999	6,962,532
	First Merchants Corp.	312,774	10,574,889
#	First Mid Bancshares, Inc.	28,792	906,084
	First Northwest Bancorp	42,127	612,527
	First of Long Island Corp.	84,818	1,019,512
#	First U.S. Bancshares, Inc.	2,966	29,393
	First United Corp.	43,304	984,733
*	First Western Financial, Inc.	9,332	159,111

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	FirstCash Holdings, Inc.	304,493	$34,946,662
	Five Star Bancorp	12,338	294,015
#	Flushing Financial Corp.	143,242	2,296,169
*	Flywire Corp.	488,272	10,434,373
	FNB Corp.	1,710,913	22,549,833
	FS Bancorp, Inc.	46,084	1,696,813
	Fulton Financial Corp.	1,181,762	18,423,670
#*	FVCBankcorp, Inc.	16,275	199,694
*	Genworth Financial, Inc., Class A	2,853,071	17,603,454
#	German American Bancorp, Inc.	158,002	5,234,606
#	Glacier Bancorp, Inc.	734,080	28,379,533
#*	Goosehead Insurance, Inc., Class A	71,005	5,481,586
	Great Southern Bancorp, Inc.	97,283	5,067,471
*	Green Dot Corp., Class A	128,140	1,154,541
#	Greene County Bancorp, Inc.	14,678	366,950
#*	Greenlight Capital Re Ltd., Class A	161,551	1,843,297
#	Guaranty Bancshares, Inc.	51,472	1,569,381
	Hamilton Lane, Inc., Class A	168,526	19,538,904
	Hancock Whitney Corp.	501,494	22,622,394
	Hanmi Financial Corp.	216,280	3,622,690
	Hanover Insurance Group, Inc.	156,155	20,614,022
	HarborOne Bancorp, Inc.	320,852	3,503,704
#	Hawthorn Bancshares, Inc.	6,047	152,384
	HBT Financial, Inc.	58,074	1,130,701
#	HCI Group, Inc.	68,552	6,147,058
	Heartland Financial USA, Inc.	391,828	13,898,139
	Heritage Commerce Corp.	447,794	3,980,889
	Heritage Financial Corp.	268,862	5,417,569
*	Heritage Global, Inc.	53,127	148,756
*	Heritage Insurance Holdings, Inc.	93,222	561,196
#	Hilltop Holdings, Inc.	458,680	14,443,833
	Hingham Institution For Savings The	9,905	1,831,038
	HMN Financial, Inc.	33,229	739,345
	Home Bancorp, Inc.	33,870	1,348,703
	Home BancShares, Inc.	1,157,211	27,125,026
#	HomeStreet, Inc.	4,964	68,305
	HomeTrust Bancshares, Inc.	56,069	1,522,273
	Hope Bancorp, Inc.	1,095,114	12,133,863
	Horace Mann Educators Corp.	274,135	10,096,392
#	Horizon Bancorp, Inc.	390,126	5,114,552
	Houlihan Lokey, Inc.	79,147	9,480,228
*	I3 Verticals, Inc., Class A	110,024	2,061,850
	Independent Bank Corp.	312,301	17,516,963
	Independent Bank Corp.	112,943	2,873,270
	Independent Bank Group, Inc.	380,613	18,402,639
	International Bancshares Corp.	480,912	25,421,008
*	International Money Express, Inc.	176,241	3,630,565
	Invesco Ltd.	568,831	9,004,595
	Investar Holding Corp.	8,966	160,491
	Investors Title Co.	14,814	2,477,642
	Jackson Financial, Inc., Class A	241,308	12,082,292
	James River Group Holdings Ltd.	66,139	632,950
	Janus Henderson Group PLC	597,981	17,197,934
	Kearny Financial Corp.	281,785	2,037,306
	Kemper Corp.	454,991	27,299,460
#*	Kingsway Financial Services, Inc.	10,560	92,611
	Kinsale Capital Group, Inc.	23,383	9,296,379
*	Lake Shore Bancorp, Inc.	537	6,240
	Lakeland Bancorp, Inc.	403,187	5,358,355

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Lakeland Financial Corp.	180,847	$12,109,515
#	Landmark Bancorp, Inc.	15,241	322,500
	Lazard, Inc.	125,139	4,877,918
	LCNB Corp.	41,144	607,697
*	LendingClub Corp.	108,985	983,045
#*	LendingTree, Inc.	30,789	995,716
	Lincoln National Corp.	475,285	13,046,573
	Live Oak Bancshares, Inc.	194,960	7,090,695
*	Luther Burbank Corp.	52,893	507,773
	Macatawa Bank Corp.	237,308	2,529,703
	Magyar Bancorp, Inc.	4,764	54,929
#*	Maiden Holdings Ltd.	758,622	1,335,175
	MainStreet Bancshares, Inc.	9,629	178,329
*	Marqeta, Inc., Class A	1,451,823	8,725,456
#	MBIA, Inc.	69,450	422,256
	Mercantile Bank Corp.	119,105	4,774,919
	Merchants Bancorp	82,721	3,618,217
	Mercury General Corp.	83,294	3,335,925
	Meridian Corp.	22,856	276,558
#	Metrocity Bankshares, Inc.	53,871	1,287,517
*	Metropolitan Bank Holding Corp.	14,481	702,184
	MGIC Investment Corp.	1,351,323	26,810,248
	Mid Penn Bancorp, Inc.	5,928	126,741
#	Middlefield Banc Corp.	769	20,302
	Midland States Bancorp, Inc.	125,318	3,290,851
	MidWestOne Financial Group, Inc.	3,385	86,318
#	Moelis & Co., Class A	354,204	19,470,594
*	Mr Cooper Group, Inc.	317,086	21,358,913
#	MVB Financial Corp.	19,082	408,927
	National Bank Holdings Corp., Class A	236,938	8,292,830
#	National Bankshares, Inc.	20,766	669,911
	National Western Life Group, Inc., Class A	18,562	8,984,008
#	Navient Corp.	1,034,819	17,819,583
	NBT Bancorp, Inc.	305,816	10,877,875
*	NCR Atleos Corp.	379,978	8,507,707
	Nelnet, Inc., Class A	238,273	20,760,727
*	NerdWallet, Inc., Class A	103,808	1,589,300
	New York Community Bancorp, Inc.	1,229,932	7,957,660
*	NI Holdings, Inc.	2,804	37,461
#*	Nicholas Financial, Inc.	34,746	245,307
#	Nicolet Bankshares, Inc.	65,526	5,095,957
*	NMI Holdings, Inc., Class A	499,504	15,944,168
	Northeast Bank	56,004	3,070,699
#	Northeast Community Bancorp, Inc.	18,354	316,239
	Northfield Bancorp, Inc.	317,375	3,818,021
	Northrim BanCorp, Inc.	49,363	2,494,312
#	Northwest Bancshares, Inc.	737,788	9,126,438
#	Norwood Financial Corp.	11,648	319,039
	Oak Valley Bancorp	6,301	164,141
	OceanFirst Financial Corp.	288,198	4,965,652
#*	Ocwen Financial Corp.	39,006	1,128,444
	OFG Bancorp	332,409	12,222,679
	Ohio Valley Banc Corp.	17,444	419,528
	Old National Bancorp	1,205,540	19,855,244
	Old Second Bancorp, Inc.	203,254	2,768,319
	OneMain Holdings, Inc.	484,439	23,059,296
	OP Bancorp	33,327	363,598
*	Open Lending Corp., Class A	304,130	2,232,314
*	Oportun Financial Corp.	75,819	279,014

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Oppenheimer Holdings, Inc., Class A	68,267	$2,551,820
	Origin Bancorp, Inc.	46,830	1,428,315
#*††	Orleans Homebuilders, Inc.	25,819	0
	Orrstown Financial Services, Inc.	46,334	1,282,525
*	Oscar Health, Inc., Class A	186,314	2,332,651
	Pacific Premier Bancorp, Inc.	721,738	18,310,493
*	Palomar Holdings, Inc.	65,906	3,945,792
#	Park National Corp.	80,641	10,538,166
	Parke Bancorp, Inc.	41,807	773,848
	Pathward Financial, Inc.	205,841	10,658,447
*	Paymentus Holdings, Inc., Class A	134,895	2,139,435
*	Payoneer Global, Inc.	343,411	1,607,163
#*	Paysafe Ltd.	57,319	852,907
#	PCB Bancorp	31,315	524,526
#	Peapack-Gladstone Financial Corp.	138,520	3,820,382
#	Penns Woods Bancorp, Inc.	42,420	914,575
	PennyMac Financial Services, Inc.	232,008	20,235,738
	Peoples Bancorp of North Carolina, Inc.	14,596	424,598
	Peoples Bancorp, Inc.	185,354	5,430,872
#	Peoples Financial Services Corp.	12,882	563,072
	Perella Weinberg Partners	78,487	922,222
	Pinnacle Financial Partners, Inc.	229,666	20,297,881
	Piper Sandler Cos.	95,670	16,597,788
#	PJT Partners, Inc., Class A	142,534	13,707,495
	Plumas Bancorp	3,619	127,678
*	Ponce Financial Group, Inc.	75,762	686,404
	Popular, Inc.	280,789	23,993,420
*	PRA Group, Inc.	171,357	3,901,799
	Preferred Bank	100,465	7,217,406
	Premier Financial Corp.	257,422	5,377,546
	Primerica, Inc.	54,687	12,805,508
	Primis Financial Corp.	2,130	28,116
#	Princeton Bancorp, Inc.	1,491	48,696
	ProAssurance Corp.	227,380	3,060,535
*	PROG Holdings, Inc.	386,688	11,848,120
	Prosperity Bancshares, Inc.	140,196	8,959,926
	Provident Financial Holdings, Inc.	46,618	703,932
#	Provident Financial Services, Inc.	511,607	8,467,096
	QCR Holdings, Inc.	117,269	6,849,682
	Radian Group, Inc.	223,172	6,467,525
	RBB Bancorp	13,892	245,749
	Red River Bancshares, Inc.	9,884	506,160
	Regional Management Corp.	97,140	2,368,273
*	Remitly Global, Inc.	517,531	8,870,481
	Renasant Corp.	353,234	11,172,791
*	Repay Holdings Corp.	241,053	1,889,856
	Republic Bancorp, Inc., Class A	112,294	5,748,330
	Richmond Mutual BanCorp, Inc.	5,690	65,549
	Riverview Bancorp, Inc.	83,721	459,628
	RLI Corp.	227,887	31,076,950
	S&T Bancorp, Inc.	248,368	8,280,589
	Safety Insurance Group, Inc.	109,603	9,131,026
	Sandy Spring Bancorp, Inc.	379,264	9,246,456
	SB Financial Group, Inc.	4,414	67,622
	Seacoast Banking Corp. of Florida	394,795	9,696,165
*	Security National Financial Corp., Class A	45,590	356,970
	Selective Insurance Group, Inc.	392,412	41,148,322
#	ServisFirst Bancshares, Inc.	375,160	25,188,242
#*	Shift4 Payments, Inc., Class A	179,165	12,865,839

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Shore Bancshares, Inc.	40,372	$522,414
	Sierra Bancorp	64,499	1,338,354
	Silvercrest Asset Management Group, Inc., Class A	51,407	857,469
	Simmons First National Corp., Class A	493,666	9,384,591
#*	SiriusPoint Ltd.	320,968	3,787,422
	SLM Corp.	1,101,665	21,901,100
	SmartFinancial, Inc.	61,078	1,420,674
	Sound Financial Bancorp, Inc.	100	3,941
	South Plains Financial, Inc.	34,634	937,889
*	Southern First Bancshares, Inc.	17,227	645,840
	Southern Missouri Bancorp, Inc.	53,385	2,328,120
#	Southside Bancshares, Inc.	216,312	6,770,566
	SouthState Corp.	344,345	28,615,070
#	Stellar Bancorp, Inc.	237,113	5,934,938
	StepStone Group, Inc., Class A	154,674	5,173,845
*	Sterling Bancorp, Inc.	48,932	264,722
	Stewart Information Services Corp.	197,020	12,148,253
	Stifel Financial Corp.	317,469	23,159,364
#	Stock Yards Bancorp, Inc.	194,290	9,660,099
*	StoneX Group, Inc.	223,518	14,696,309
#	Summit Financial Group, Inc.	61,158	1,730,160
	Summit State Bank	817	9,608
	Synovus Financial Corp.	403,283	15,187,638
	Territorial Bancorp, Inc.	38,413	412,556
*	Texas Capital Bancshares, Inc.	334,072	20,378,392
#	TFS Financial Corp.	438,471	5,840,434
*	Third Coast Bancshares, Inc.	4,156	78,964
	Timberland Bancorp, Inc.	68,417	1,913,624
	Tiptree, Inc.	275,767	5,220,269
	Tompkins Financial Corp.	80,559	3,978,809
	Towne Bank	250,435	7,039,728
	TriCo Bancshares	210,084	7,636,553
*	Triumph Financial, Inc.	147,075	10,390,849
	TrustCo Bank Corp.	115,255	3,330,870
	Trustmark Corp.	460,680	12,433,753
	UMB Financial Corp.	338,533	27,928,973
	Union Bankshares, Inc.	2,252	67,492
	United Bancshares, Inc.	900	17,199
	United Bankshares, Inc.	865,501	31,028,211
	United Community Banks, Inc.	681,846	18,641,670
	United Fire Group, Inc.	127,473	2,856,670
	United Security Bancshares	63,027	507,367
	Unity Bancorp, Inc.	65,347	1,789,854
	Universal Insurance Holdings, Inc.	216,712	3,601,753
	Univest Financial Corp.	166,586	3,538,287
	Valley National Bancorp	2,265,160	21,790,839
#	Value Line, Inc.	21,056	939,098
	Veritex Holdings, Inc.	64,260	1,350,103
	Victory Capital Holdings, Inc., Class A	265,610	8,959,025
	Virginia National Bankshares Corp.	1,004	33,142
	Virtu Financial, Inc., Class A	429,164	7,205,664
	Virtus Investment Partners, Inc.	49,213	11,619,681
	Voya Financial, Inc.	10,135	733,470
	WaFd, Inc.	459,150	13,333,716
	Walker & Dunlop, Inc.	240,235	23,204,299
#	Washington Trust Bancorp, Inc.	73,766	2,051,432
#	Waterstone Financial, Inc.	242,699	3,227,897
	Webster Financial Corp.	87,562	4,332,568
	WesBanco, Inc.	313,485	9,197,650

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	West BanCorp, Inc.	92,481	$1,739,568
	Westamerica BanCorp	180,636	8,619,950
	Western Alliance Bancorp	108,784	6,957,825
	Western New England Bancorp, Inc.	139,451	1,186,728
	Western Union Co.	1,085,616	13,646,193
	Westwood Holdings Group, Inc.	8,382	103,099
	White Mountains Insurance Group Ltd.	19,195	30,250,744
	Wintrust Financial Corp.	287,570	27,888,539
#	WisdomTree, Inc.	878,821	5,949,618
#*	World Acceptance Corp.	55,607	7,301,755
	WSFS Financial Corp.	431,632	19,211,940
	WVS Financial Corp.	4,423	58,826
	Zions Bancorp NA	339,069	14,206,991
TOTAL FINANCIALS			2,974,801,113
HEALTH CARE — (8.1%)
#*	10X Genomics, Inc., Class A	126,335	5,264,379
*	4D Molecular Therapeutics, Inc.	185,079	3,192,613
*	Abeona Therapeutics, Inc.	3,982	16,207
*	Acadia Healthcare Co., Inc.	359,969	29,567,854
#*	Accolade, Inc.	342,230	3,874,044
#*	Accuray, Inc.	131,145	339,666
#††	Achillion Pharmaceuticals, Inc.	2,084,145	562,719
#*	Actinium Pharmaceuticals, Inc.	39,328	211,585
#*	AdaptHealth Corp.	12,621	91,124
#*	Adaptive Biotechnologies Corp.	42,875	157,351
*	Addus HomeCare Corp.	97,014	8,401,412
*	ADMA Biologics, Inc.	991,123	5,143,928
#††	Aduro Biotech, Inc.	57,164	56,592
*	Aerovate Therapeutics, Inc.	3,329	64,283
#*	Agiliti, Inc.	26,474	187,701
#*	agilon health, Inc.	117,860	694,195
*	Agios Pharmaceuticals, Inc.	244,047	5,520,343
#*	AirSculpt Technologies, Inc.	3,015	21,889
††	Albireo Pharma, Inc.	36,732	198,720
#*	Aldeyra Therapeutics, Inc.	347,637	1,088,104
*	Alector, Inc.	64,011	381,506
*	Alkermes PLC	870,998	23,560,496
*	Alpine Immune Sciences, Inc.	33,120	881,323
*	ALX Oncology Holdings, Inc.	5,573	80,307
*	Amedisys, Inc.	68,164	6,425,820
*	American Shared Hospital Services	3,446	9,201
#*	AMN Healthcare Services, Inc.	279,712	20,701,485
#*	Amneal Pharmaceuticals, Inc.	258,147	1,381,086
#*	Amphastar Pharmaceuticals, Inc.	308,390	16,455,690
#*	AnaptysBio, Inc.	116,255	2,743,618
*	AngioDynamics, Inc.	4,900	28,910
*	ANI Pharmaceuticals, Inc.	94,074	5,251,211
*	Anika Therapeutics, Inc.	82,219	1,933,791
#*	Apollo Medical Holdings, Inc.	96,486	3,352,889
*	Apyx Medical Corp.	58,476	130,986
#*	Arcturus Therapeutics Holdings, Inc.	161,411	5,321,721
*	Arcus Biosciences, Inc.	299,880	4,540,183
*	Arrowhead Pharmaceuticals, Inc.	88,515	2,841,332
#*	ARS Pharmaceuticals, Inc.	18,181	112,904
#*	Artivion, Inc.	279,102	4,666,585
*	Arvinas, Inc.	14,469	600,464
*	Athira Pharma, Inc.	58,613	185,803
*	AtriCure, Inc.	209,688	7,141,973

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#	Atrion Corp.	11,404	$3,877,360
#*	Aura Biosciences, Inc.	22,561	173,720
*	Avanos Medical, Inc.	234,918	4,508,076
#*	Avid Bioservices, Inc.	6,521	44,147
#*	Avita Medical, Inc.	26,668	446,956
*	Axogen, Inc.	158,818	1,535,770
*	Axonics, Inc.	230,722	15,661,409
#*	Azenta, Inc.	182,153	11,876,376
#*	Beam Therapeutics, Inc.	14,563	355,337
#*	Biomea Fusion, Inc.	33,682	608,971
#*	Biote Corp., Class A	17,479	66,245
#*	Bluebird Bio, Inc.	177,971	181,530
#*	Brookdale Senior Living, Inc.	584,745	3,198,555
*	Cabaletta Bio, Inc.	4,424	90,604
#*	CareDx, Inc.	79,309	678,885
*	Caribou Biosciences, Inc.	283,113	1,735,483
#	Carisma Therapeutics, Inc.	8,313	17,457
*	Castle Biosciences, Inc.	56,670	1,307,944
*	Catalent, Inc.	12,505	645,758
*	Catalyst Pharmaceuticals, Inc.	579,289	8,341,762
#*	Certara, Inc.	80,863	1,306,746
#*	Champions Oncology, Inc.	16,735	97,230
	Chemed Corp.	2,843	1,685,302
»††	Chinook Therapeutics, Inc.	363,217	105,333
*	Cogent Biosciences, Inc.	369,969	1,638,963
#*	Collegium Pharmaceutical, Inc.	243,106	8,012,774
*	Community Health Systems, Inc.	102,220	375,147
*	Computer Programs & Systems, Inc.	12,270	124,295
#	CONMED Corp.	200,324	19,150,974
#*	Corbus Pharmaceuticals Holdings, Inc.	16,075	425,827
*	Corcept Therapeutics, Inc.	603,203	12,727,583
*	CorVel Corp.	149,333	35,144,028
#*	Crinetics Pharmaceuticals, Inc.	163,079	5,949,122
#*»	CRISPR Therapeutics AG	125,897	7,925,216
*	Cross Country Healthcare, Inc.	257,943	5,481,289
#*	Cue Biopharma, Inc.	103,646	273,625
*	Cullinan Oncology, Inc.	80,753	1,222,600
*	CVRx, Inc.	2,859	71,818
*	Cymabay Therapeutics, Inc.	369,696	8,691,553
#*	Cytek Biosciences, Inc.	122,708	926,445
*	DaVita, Inc.	4,565	493,750
*	Day One Biopharmaceuticals, Inc.	46,571	700,894
*	Deciphera Pharmaceuticals, Inc.	176,508	2,527,595
#*	Definitive Healthcare Corp.	61,042	518,857
*	Denali Therapeutics, Inc.	160,554	2,570,470
	DENTSPLY SIRONA, Inc.	147,498	5,125,556
	Dianthus Therapeutics, Inc.	1,019	19,361
#*	Doximity, Inc., Class A	133,054	3,585,805
*	Dynavax Technologies Corp.	730,230	9,434,572
*	Dyne Therapeutics, Inc.	8,288	177,363
*	Eagle Pharmaceuticals, Inc.	14,548	85,251
*	Editas Medicine, Inc.	161,033	1,132,062
*	Elanco Animal Health, Inc.	1,011,520	14,909,805
*	ElectroCore, Inc.	2,539	19,220
*	Electromed, Inc.	61,656	619,643
	Encompass Health Corp.	359,732	25,555,361
#*	Enhabit, Inc.	191,631	1,933,557
*	Enovis Corp.	294,285	17,274,530
	Ensign Group, Inc.	392,056	44,388,580

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Envista Holdings Corp.	253,348	$5,953,678
#*	Eton Pharmaceuticals, Inc.	2,561	11,960
#*	Evolent Health, Inc., Class A	627,696	18,460,539
*	Exelixis, Inc.	1,141,581	24,840,803
#*	FONAR Corp.	33,960	664,258
#*	Fulcrum Therapeutics, Inc.	86,934	627,663
#*	Fulgent Genetics, Inc.	65,196	1,603,170
*	Generation Bio Co.	27,480	51,662
#*	Glaukos Corp.	245,987	21,900,223
*	Globus Medical, Inc., Class A	322,737	17,037,286
#*	GoodRx Holdings, Inc., Class A	314,452	1,886,712
*	Haemonetics Corp.	217,323	16,616,517
*	Halozyme Therapeutics, Inc.	419,656	14,205,356
#*	Harmony Biosciences Holdings, Inc.	28,022	883,814
#*	Harvard Bioscience, Inc.	220,402	969,769
*	Health Catalyst, Inc.	252,261	2,464,590
*	HealthEquity, Inc.	353,928	26,749,878
	HealthStream, Inc.	228,168	6,073,832
*	HilleVax, Inc.	2,374	33,640
*	Hims & Hers Health, Inc.	65,326	560,497
#*	Humacyte, Inc.	27,006	89,660
#*	ICU Medical, Inc.	2,727	249,602
*	Ideaya Biosciences, Inc.	281,511	12,254,174
††	IMARA, Inc.	8,795	528
#	Immix Biopharma, Inc.	11,911	45,500
*	Immuneering Corp., Class A	6,193	36,353
#*	Immunovant, Inc.	63,191	2,300,784
#*	Inari Medical, Inc.	166,952	9,507,916
*	InfuSystem Holdings, Inc.	107,302	990,397
#*	Innoviva, Inc.	396,670	6,426,054
*	Inozyme Pharma, Inc.	7,775	42,763
#*	Integer Holdings Corp.	219,748	22,264,867
*	Integra LifeSciences Holdings Corp.	167,917	6,741,868
*	Intellia Therapeutics, Inc.	267,358	6,368,468
*	Intra-Cellular Therapies, Inc.	10,760	724,578
#*	Iovance Biotherapeutics, Inc.	610,265	4,717,348
	iRadimed Corp.	57,164	2,367,161
#*	Ironwood Pharmaceuticals, Inc.	241,123	3,421,535
*	iTeos Therapeutics, Inc.	78,051	776,607
*	Jazz Pharmaceuticals PLC	15,924	1,954,193
#*	Joint Corp.	5,155	50,313
#*	KalVista Pharmaceuticals, Inc.	138,129	2,178,294
*	Keros Therapeutics, Inc.	1,589	87,967
*	Kewaunee Scientific Corp.	18,446	529,585
#*	Kiniksa Pharmaceuticals Ltd., Class A	125,733	2,216,673
#*	Krystal Biotech, Inc.	135,476	15,071,705
*	Kura Oncology, Inc.	118,450	2,385,583
*	Lantheus Holdings, Inc.	408,023	21,188,634
*	Larimar Therapeutics, Inc.	11,809	68,374
#	LeMaitre Vascular, Inc.	161,360	9,365,334
*	LENSAR, Inc.	102,775	364,851
#*	LifeStance Health Group, Inc.	71,255	426,105
#*	Ligand Pharmaceuticals, Inc.	42,467	3,104,338
*	LivaNova PLC	284,313	13,840,357
*	Lyra Therapeutics, Inc.	3,482	15,843
*	MacroGenics, Inc.	227,190	3,248,817
*	Marker Therapeutics, Inc.	15,900	73,776
#*	Masimo Corp.	3,568	460,058
*	MaxCyte, Inc.	11,199	57,003

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Medpace Holdings, Inc.	66,871	$19,498,246
	MEI Pharma, Inc.	5,576	25,092
#*	MeiraGTx Holdings PLC	90,529	549,511
#*	Merit Medical Systems, Inc.	398,951	31,237,863
#*	Merrimack Pharmaceuticals, Inc.	108,259	1,450,671
	Mesa Laboratories, Inc.	404	37,014
	Mirati Therapeutics, Inc.	13,386	9,370
#*	ModivCare, Inc.	92,534	3,680,077
*	Morphic Holding, Inc.	5,010	158,767
*	Mural Oncology PLC	70,101	307,743
*	Myriad Genetics, Inc.	265,176	5,672,115
	National HealthCare Corp.	90,123	8,385,044
#	National Research Corp.	140,430	5,532,942
#*	NeoGenomics, Inc.	425,519	6,318,957
	NeuroBo Pharmaceuticals, Inc.	355	1,161
*	Nexgel, Inc.	152	341
*	Nurix Therapeutics, Inc.	13,296	105,038
#*	Nuvalent, Inc., Class A	69,254	5,205,823
#*	Olema Pharmaceuticals, Inc.	285,742	3,726,076
*	OmniAb, Inc.	333,298	1,933,128
#*»	OmniAb, Inc.	30,196	0
#*»	OmniAb, Inc.	30,196	0
*	Omnicell, Inc.	325,240	10,462,971
††	Opiant Pharmaceuticals, Inc.	18,273	2,193
#*	OptimizeRx Corp.	57,581	813,044
*	Option Care Health, Inc.	933,459	29,161,259
*	OraSure Technologies, Inc.	400,889	2,954,552
*	Organogenesis Holdings, Inc.	29,450	97,185
#	Organon & Co.	433,229	7,213,263
#*	ORIC Pharmaceuticals, Inc.	818	8,990
*	Orthofix Medical, Inc.	46,662	648,135
#*	OrthoPediatrics Corp.	2,804	73,240
#*	Owens & Minor, Inc.	551,373	10,867,562
#*	Pacific Biosciences of California, Inc.	503,269	3,276,281
*	Pacira BioSciences, Inc.	77,926	2,539,608
#*	Paragon 28, Inc.	3,941	49,972
#	Patterson Cos., Inc.	551,131	16,456,772
#*††	PDL BioPharma, Inc.	1,354,466	2,180,690
*	Pediatrix Medical Group, Inc.	364,567	3,412,347
*	Pennant Group, Inc.	210,792	3,163,988
	Perrigo Co. PLC	201,173	6,453,630
*	PetIQ, Inc.	132,050	2,372,939
	Phibro Animal Health Corp., Class A	100,462	1,085,994
*	Phreesia, Inc.	11,693	297,938
*	PMV Pharmaceuticals, Inc.	40,579	71,419
	Premier, Inc., Class A	85,597	1,850,607
*	Prestige Consumer Healthcare, Inc.	339,860	20,914,984
#*	Privia Health Group, Inc.	241,251	4,863,620
#*	Pro-Dex, Inc.	25,019	542,912
#*	Progyny, Inc.	305,138	11,622,706
#*	Protagonist Therapeutics, Inc.	208,690	5,219,337
*	Prothena Corp. PLC	254,119	7,214,438
#*	Pulmonx Corp.	52,835	701,649
#*	Puma Biotechnology, Inc.	136,371	640,944
*	Quanterix Corp.	166,300	3,673,567
*	QuidelOrtho Corp.	43,922	3,009,096
#*	R1 RCM, Inc.	326,393	3,342,264
#*	RadNet, Inc.	404,850	14,967,305
#*	RAPT Therapeutics, Inc.	14,856	367,686

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Recursion Pharmaceuticals, Inc., Class A	229,716	$2,161,628
*	REGENXBIO, Inc.	192,089	2,366,536
#*	Renovaro Biosciences, Inc.	10,906	47,659
#*	Repare Therapeutics, Inc.	3,298	21,569
#*	Replimune Group, Inc.	64,097	497,393
#*	REVOLUTION Medicines, Inc.	462,482	12,833,876
*††	Rexahn Pharmaceuticals, Inc.	246	0
*	Rocket Pharmaceuticals, Inc.	208,860	6,000,548
*	RxSight, Inc.	2,872	130,705
*	Sage Therapeutics, Inc.	8,473	217,248
#*	Sanara Medtech, Inc.	888	30,014
*	Savara, Inc.	23,648	116,821
#*	Scholar Rock Holding Corp.	38,949	543,339
#*	Schrodinger, Inc.	208,354	5,510,963
#*	scPharmaceuticals, Inc.	58,787	288,056
	Select Medical Holdings Corp.	960,480	24,962,875
#*	Semler Scientific, Inc.	11,698	518,104
*	SI-BONE, Inc.	135,134	2,731,058
#	SIGA Technologies, Inc.	124,340	606,779
#	Simulations Plus, Inc.	75,881	2,875,890
#*	Sotera Health Co.	206,598	3,041,123
#*	SpringWorks Therapeutics, Inc.	206,673	9,120,480
#*	STAAR Surgical Co.	65,927	1,846,615
#*	Standard BioTools, Inc.	84,155	191,032
#††	Strongbridge Biopharma	228,415	61,055
*	Supernus Pharmaceuticals, Inc.	393,330	10,887,374
#*	Surgery Partners, Inc.	251,290	7,712,090
*	Surmodics, Inc.	118,517	4,172,984
*	Sutro Biopharma, Inc.	98,690	428,315
*	Tactile Systems Technology, Inc.	69,273	1,050,871
#*	Tango Therapeutics, Inc.	2,250	26,438
*	Taro Pharmaceutical Industries Ltd.	45,322	1,951,112
#*	Tarsus Pharmaceuticals, Inc.	103,620	2,822,609
#*	Teladoc Health, Inc.	129,832	2,522,636
#*	Tenaya Therapeutics, Inc.	12,202	51,309
*	Tenet Healthcare Corp.	341,457	28,252,152
††	Tetraphase Pharmaceuticals, Inc.	2,198	176
#	Tourmaline Bio, Inc.	1,541	51,454
#*	Treace Medical Concepts, Inc.	14,291	192,643
#*	Twist Bioscience Corp.	77,883	2,523,409
#*	Tyra Biosciences, Inc.	1,701	22,793
#	U.S. Physical Therapy, Inc.	100,486	9,270,838
*	UFP Technologies, Inc.	44,250	7,456,568
	Utah Medical Products, Inc.	36,575	2,897,106
*	Vanda Pharmaceuticals, Inc.	247,683	891,659
*	Varex Imaging Corp.	166,196	3,202,597
*	Veracyte, Inc.	303,926	7,604,229
*	Veradigm, Inc.	876,026	7,998,117
*	Vericel Corp.	187,917	8,076,673
#*	Viridian Therapeutics, Inc.	5,217	100,427
*	Voyager Therapeutics, Inc.	74,374	540,699
*	VYNE Therapeutics, Inc.	3,873	6,623
*	Xencor, Inc.	46,931	877,610
*	Xenon Pharmaceuticals, Inc.	82,968	3,751,813
*	XOMA Corp.	3,350	66,900
#*	Y-mAbs Therapeutics, Inc.	25,226	322,641
#*	Zentalis Pharmaceuticals, Inc.	100,679	1,193,046
*	Zimvie, Inc.	6,538	114,284

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Zymeworks, Inc.	18,351	$198,925
TOTAL HEALTH CARE			1,259,144,805
INDUSTRIALS — (20.1%)
#	AAON, Inc.	554,491	38,903,089
*	AAR Corp.	252,079	15,331,445
	ABM Industries, Inc.	472,132	19,258,264
	ACCO Brands Corp.	261,027	1,587,044
	Acme United Corp.	20,105	962,627
	Acuity Brands, Inc.	134,727	32,086,582
*	ACV Auctions, Inc., Class A	354,796	4,601,704
*	AeroVironment, Inc.	155,084	18,709,334
*	AerSale Corp.	88,239	820,623
	Air Lease Corp.	484,883	20,272,958
*	Air T, Inc.	1,157	19,218
#*	Air Transport Services Group, Inc.	424,188	6,570,672
#	Alamo Group, Inc.	83,983	17,827,911
#*	Alaska Air Group, Inc.	557,547	19,976,909
	Albany International Corp., Class A	226,089	20,101,573
*	Alight, Inc., Class A	678,181	6,049,375
	Allegiant Travel Co.	96,398	7,557,603
	Allient, Inc.	144,925	4,037,611
	Allison Transmission Holdings, Inc.	321,152	19,442,542
*	Alpha Pro Tech Ltd.	20,453	103,492
	Alta Equipment Group, Inc.	120,420	1,288,494
#*	Ameresco, Inc., Class A	207,957	4,248,562
#*	American Superconductor Corp.	104,923	1,154,153
*	American Woodmark Corp.	123,605	11,282,664
*	API Group Corp.	486,986	15,349,799
	Apogee Enterprises, Inc.	185,074	9,773,758
	Applied Industrial Technologies, Inc.	269,170	47,497,738
	ARC Document Solutions, Inc.	104,702	308,871
	ArcBest Corp.	173,090	20,620,212
	Arcosa, Inc.	186,729	14,617,146
	Argan, Inc.	102,558	4,546,396
#	Aris Water Solutions, Inc., Class A	39,058	339,805
#	Armstrong World Industries, Inc.	322,195	31,964,966
#*	Array Technologies, Inc.	303,724	4,021,306
*	ASGN, Inc.	328,054	30,449,972
	Astec Industries, Inc.	131,105	4,667,338
*	Astronics Corp.	107,247	1,813,547
#*	Astronics Corp., Class B	39,754	672,638
#*	Asure Software, Inc.	105,477	932,417
#*	Atkore, Inc.	255,154	38,918,640
*	Avalon Holdings Corp., Class A	27,805	60,615
	Avis Budget Group, Inc.	25,307	4,143,009
*	AZEK Co., Inc.	652,292	25,152,380
#	AZZ, Inc.	118,078	7,373,971
	Barnes Group, Inc.	380,734	12,606,103
	Barrett Business Services, Inc.	55,921	6,278,251
*	Beacon Roofing Supply, Inc.	454,581	37,680,219
	BGSF, Inc.	23,261	237,262
#*	Blade Air Mobility, Inc.	63,450	189,081
*	BlueLinx Holdings, Inc.	38,288	4,416,138
	Boise Cascade Co.	301,831	40,886,027
*	Bowman Consulting Group Ltd.	600	18,846
	Brady Corp., Class A	327,380	19,718,097
*	BrightView Holdings, Inc.	81,922	731,563
	Brink's Co.	311,666	25,195,079

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Broadwind, Inc.	44,370	$103,826
	BWX Technologies, Inc.	158,700	12,930,876
*	CACI International, Inc., Class A	1,723	592,247
	Cadeler AS, ADR	50,578	914,450
	Cadre Holdings, Inc.	34,895	1,186,081
*	Casella Waste Systems, Inc., Class A	339,146	28,942,720
*	CBIZ, Inc.	362,288	23,063,254
*	CECO Environmental Corp.	233,997	4,523,162
#*	Chart Industries, Inc.	20,533	2,396,612
	Chicago Rivet & Machine Co.	3,975	71,033
*	Cimpress PLC	138,210	10,396,156
	Civeo Corp.	9,393	208,525
#*	Clarivate PLC	851,488	7,612,303
*	Clean Harbors, Inc.	68,831	11,560,855
	Columbus McKinnon Corp.	168,591	6,586,850
	Comfort Systems USA, Inc.	262,154	57,010,630
*	Commercial Vehicle Group, Inc.	243,116	1,577,823
	CompX International, Inc.	21,907	528,397
#	Concentrix Corp.	75,608	6,719,283
*	Concrete Pumping Holdings, Inc.	90,270	696,884
*	Conduent, Inc.	1,263,836	4,549,810
#*	Construction Partners, Inc., Class A	129,593	5,896,481
	Copa Holdings SA, Class A	113,066	10,861,120
*	Core & Main, Inc., Class A	185,459	7,661,311
#††	Costa Communications, Inc.	5,954	7,859
#	Costamare, Inc.	594,390	6,365,917
	Covenant Logistics Group, Inc.	63,300	3,059,922
#*»	CPI Aerostructures, Inc.	4,192	11,318
	CRA International, Inc.	54,768	5,873,320
	Crane Co.	83,286	10,336,625
#	CSG Systems International, Inc.	232,096	11,676,750
	CSW Industrials, Inc.	110,682	23,416,991
	Curtiss-Wright Corp.	54,452	12,119,382
*	Custom Truck One Source, Inc.	27,407	179,242
*	Daseke, Inc.	40,882	332,779
	Deluxe Corp.	188,785	3,569,924
#*	Distribution Solutions Group, Inc.	198,511	6,336,471
*	DNOW, Inc.	603,446	6,088,770
	Donaldson Co., Inc.	21,023	1,357,876
	Douglas Dynamics, Inc.	177,284	4,458,693
*	Ducommun, Inc.	94,952	4,685,881
	Dun & Bradstreet Holdings, Inc.	657,069	7,615,430
*	DXP Enterprises, Inc.	126,367	4,071,545
*	Dycom Industries, Inc.	211,335	23,606,119
#	Eagle Bulk Shipping, Inc.	73,046	4,027,026
	Eastern Co.	31,570	776,306
	EMCOR Group, Inc.	37,988	8,665,443
#	Encore Wire Corp.	105,183	23,718,766
*	Energy Recovery, Inc.	133,136	2,064,939
#	Enerpac Tool Group Corp.	363,749	11,359,881
	EnerSys	294,231	28,119,657
	Ennis, Inc.	186,261	3,794,137
	Enpro, Inc.	139,354	20,816,701
*	Enviri Corp.	43,368	373,398
	Esab Corp.	238,858	20,539,399
#	ESCO Technologies, Inc.	176,582	17,988,408
	Espey Mfg. & Electronics Corp.	7,785	171,270
#	EVI Industries, Inc.	16,839	388,813
*	ExlService Holdings, Inc.	1,093,108	34,192,418

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Exponent, Inc.	355,832	$31,380,824
	Federal Signal Corp.	439,428	33,827,167
	First Advantage Corp.	93,969	1,538,273
	Flowserve Corp.	472,380	18,862,133
*	Fluor Corp.	483,447	18,230,786
*	Forrester Research, Inc.	142,442	3,629,422
	Forward Air Corp.	185,127	8,206,680
*	Franklin Covey Co.	110,076	4,451,473
	Franklin Electric Co., Inc.	333,290	31,415,915
#	FTAI Infrastructure, Inc.	18,367	78,243
*	FTI Consulting, Inc.	155,073	29,713,538
*	Gates Industrial Corp. PLC	510,608	6,576,631
#	GATX Corp.	255,042	31,280,901
#	Genco Shipping & Trading Ltd.	245,775	4,310,893
*	Gencor Industries, Inc.	119,082	1,857,679
*	Generac Holdings, Inc.	77,133	8,767,708
	Genpact Ltd.	241,836	8,681,912
*	Gibraltar Industries, Inc.	226,561	18,333,316
	Global Industrial Co.	189,412	8,055,692
*	GMS, Inc.	209,868	17,662,491
	Gorman-Rupp Co.	254,665	8,503,264
#	GrafTech International Ltd.	607,985	808,620
*	Graham Corp.	34,596	673,238
#	Granite Construction, Inc.	322,062	14,528,217
*	Great Lakes Dredge & Dock Corp.	464,532	3,549,024
#	Greenbrier Cos., Inc.	253,368	11,518,109
	Griffon Corp.	223,039	12,994,252
*	GXO Logistics, Inc.	198,127	10,774,146
	H&E Equipment Services, Inc.	241,974	13,015,781
#*	Hawaiian Holdings, Inc.	156,692	2,232,861
#*	Hayward Holdings, Inc.	447,477	5,602,412
*	Healthcare Services Group, Inc.	71,187	672,005
#	Heartland Express, Inc.	539,499	6,986,512
	Heidrick & Struggles International, Inc.	145,179	4,351,015
	Helios Technologies, Inc.	230,337	9,503,705
	Herc Holdings, Inc.	194,519	28,689,607
#*	Hertz Global Holdings, Inc.	451,211	3,767,612
	Hexcel Corp.	249,939	16,593,450
#	Hillenbrand, Inc.	198,747	9,255,648
*	Hillman Solutions Corp.	126,586	1,112,691
	HireQuest, Inc.	703	9,350
*	HireRight Holdings Corp.	69,571	862,680
	HNI Corp.	266,631	10,857,214
*	Hub Group, Inc., Class A	463,792	21,000,502
*	Hudson Global, Inc.	6,048	89,208
#*	Hudson Technologies, Inc.	233,814	2,964,762
	Hurco Cos., Inc.	40,006	964,545
*	Huron Consulting Group, Inc.	160,633	16,630,334
	Hyster-Yale Materials Handling, Inc.	69,322	4,555,842
*	IBEX Holdings Ltd.	11,779	212,258
	ICF International, Inc.	137,411	19,105,625
*	IES Holdings, Inc.	199,706	16,367,904
#*	Innodata, Inc.	50,970	528,559
*	Innovative Solutions & Support, Inc.	88,759	722,498
	Insperity, Inc.	168,614	19,338,340
	Insteel Industries, Inc.	142,976	4,951,259
	Interface, Inc.	250,487	3,108,544
	ITT, Inc.	8,017	968,293
*	Janus International Group, Inc.	157,678	2,231,144

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	JELD-WEN Holding, Inc.	177,558	$3,302,579
#*	JetBlue Airways Corp.	647,223	3,436,754
	John Bean Technologies Corp.	228,838	22,600,041
#	Kadant, Inc.	56,357	16,118,102
	Kaman Corp.	122,601	5,523,175
	Karat Packaging, Inc.	11,318	272,990
	KBR, Inc.	1,199	62,480
	Kelly Services, Inc., Class A	173,089	3,556,979
#	Kennametal, Inc.	692,377	16,977,084
#	Kforce, Inc.	169,834	11,608,154
*	Kirby Corp.	217,823	17,133,957
	Korn Ferry	395,076	23,179,109
*	Kratos Defense & Security Solutions, Inc.	773,604	13,097,116
*	L B Foster Co., Class A	48,037	1,104,371
	Landstar System, Inc.	102,273	19,607,780
*	Legalzoom.com, Inc.	149,259	1,538,860
*	Limbach Holdings, Inc.	73,188	3,147,084
	Lindsay Corp.	70,481	9,170,283
*	Liquidity Services, Inc.	342,220	5,971,739
*	LS Starrett Co., Class A	19,346	259,236
	LSI Industries, Inc.	283,518	3,872,856
	Luxfer Holdings PLC	265	2,181
*	Manitex International, Inc.	32,492	243,040
*	Manitowoc Co., Inc.	196,973	3,171,265
	ManpowerGroup, Inc.	172,300	12,774,322
	Marten Transport Ltd.	566,786	10,485,541
*	Masonite International Corp.	100,849	9,283,150
#*	MasTec, Inc.	86,369	5,671,852
*	Mastech Digital, Inc.	77,353	665,236
*	Masterbrand, Inc.	202,066	2,843,069
*	Matrix Service Co.	110,036	1,021,134
	Matson, Inc.	265,030	29,691,311
	Matthews International Corp., Class A	133,060	4,377,674
	Maximus, Inc.	166,146	13,477,764
#*	Mayville Engineering Co., Inc.	22,956	291,312
	McGrath RentCorp	168,243	21,139,733
	MDU Resources Group, Inc.	568,174	11,085,075
#*	Mercury Systems, Inc.	253,995	7,533,492
*	Middleby Corp.	12,054	1,700,458
	Miller Industries, Inc.	84,656	3,407,404
	MillerKnoll, Inc.	239,114	6,358,041
*	Mistras Group, Inc.	111,206	864,071
*	Montrose Environmental Group, Inc.	77,803	2,272,626
	Moog, Inc., Class A	206,931	28,928,954
*	MRC Global, Inc.	366,900	3,911,154
	MSA Safety, Inc.	256,417	42,316,498
	MSC Industrial Direct Co., Inc., Class A	147,111	14,516,913
#	Mueller Industries, Inc.	810,739	38,915,472
	Mueller Water Products, Inc., Class A	1,127,413	15,456,832
*	MYR Group, Inc.	145,989	21,000,518
	National Presto Industries, Inc.	25,338	2,006,009
	NL Industries, Inc.	106,051	556,768
*	Northwest Pipe Co.	81,103	2,463,098
*	NV5 Global, Inc.	90,245	9,465,798
	nVent Electric PLC	127,028	7,626,761
#	Omega Flex, Inc.	72,610	5,065,274
*	OPENLANE, Inc.	471,743	6,642,141
*	Orion Group Holdings, Inc.	155,264	878,794
	Oshkosh Corp.	187,212	20,612,041

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	PAM Transportation Services, Inc.	155,689	$3,224,319
	Pangaea Logistics Solutions Ltd.	110,534	1,030,177
	Park Aerospace Corp.	89,664	1,322,544
	Park-Ohio Holdings Corp.	47,436	1,173,567
*	Parsons Corp.	346,020	22,543,203
#*	Paycor HCM, Inc.	207,905	4,039,594
*	Performant Financial Corp.	91,378	257,686
#*	Perma-Fix Environmental Services, Inc.	8,072	63,769
*	Perma-Pipe International Holdings, Inc.	31,813	255,458
*	PGT Innovations, Inc.	384,872	15,864,424
*	Pioneer Power Solutions, Inc.	4,557	22,785
#	Pitney Bowes, Inc.	665,725	2,736,130
	Powell Industries, Inc.	95,807	11,356,004
	Preformed Line Products Co.	36,477	4,459,313
	Primoris Services Corp.	364,333	11,950,122
*	Proto Labs, Inc.	169,617	6,121,478
*	Quad/Graphics, Inc.	130,336	711,635
	Quanex Building Products Corp.	237,970	7,429,423
*	Quest Resource Holding Corp.	1,710	11,799
*	Radiant Logistics, Inc.	366,317	2,249,186
*	RBC Bearings, Inc.	27,113	7,280,925
*	RCM Technologies, Inc.	86,221	2,375,389
*	Resideo Technologies, Inc.	365,949	6,136,965
	Resources Connection, Inc.	247,570	3,332,292
	REV Group, Inc.	310,184	6,054,792
#*	Rocket Lab USA, Inc.	407,353	1,975,662
	Rush Enterprises, Inc., Class A	479,812	21,548,357
#	Rush Enterprises, Inc., Class B	117,248	5,542,313
*	RXO, Inc.	270,435	5,625,048
	Ryder System, Inc.	50,823	5,771,968
*	Saia, Inc.	77,691	35,006,011
#	Schneider National, Inc., Class B	268,887	6,593,109
	Science Applications International Corp.	183,756	23,458,291
	Sensata Technologies Holding PLC	198,583	7,182,747
*	Servotronics, Inc.	1,500	19,425
#*	Shoals Technologies Group, Inc., Class A	44,612	587,540
	Shyft Group, Inc.	297,678	3,223,853
*	SIFCO Industries, Inc.	14,255	43,905
#	Simpson Manufacturing Co., Inc.	335,531	60,727,756
*	SiteOne Landscape Supply, Inc.	73,091	11,296,214
*	SkyWest, Inc.	230,312	12,266,417
*	SP Plus Corp.	167,178	8,648,118
#	Spirit Airlines, Inc.	516,280	3,247,401
*	SPX Technologies, Inc.	249,047	25,064,090
	Standex International Corp.	87,109	12,862,515
	Steelcase, Inc., Class A	408,981	5,185,879
*	Stericycle, Inc.	249,817	11,991,216
#*	Sterling Check Corp.	65,536	893,911
*	Sterling Infrastructure, Inc.	226,768	17,030,277
*	Stratasys Ltd.	213,990	2,828,948
*	Sun Country Airlines Holdings, Inc.	5,769	78,516
#*	TaskUS, Inc., Class A	56,952	708,483
*	Taylor Devices, Inc.	769	23,685
#	Tecnoglass, Inc.	35,871	1,650,425
	Tennant Co.	133,887	12,654,999
	Terex Corp.	444,614	27,312,638
	Textainer Group Holdings Ltd.	310,766	15,429,532
*	Thermon Group Holdings, Inc.	170,781	5,598,201
	Timken Co.	422,591	34,614,429

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Titan International, Inc.	440,791	$6,506,075
#*	Titan Machinery, Inc.	164,725	4,403,099
#*	Transcat, Inc.	46,777	5,147,341
*	Trex Co., Inc.	176,085	14,347,406
*	TriNet Group, Inc.	187,309	21,297,033
	Trinity Industries, Inc.	451,253	11,344,500
*	Triumph Group, Inc.	141,683	2,295,265
*	TrueBlue, Inc.	274,424	3,781,563
	TTEC Holdings, Inc.	346,065	7,052,805
*	Tutor Perini Corp.	276,512	2,477,548
	Twin Disc, Inc.	46,493	710,878
	UFP Industries, Inc.	413,308	46,889,793
*	Ultralife Corp.	104,805	740,971
	UniFirst Corp.	107,407	18,196,894
#	Universal Logistics Holdings, Inc.	130,219	3,974,284
*	Upwork, Inc.	226,943	3,111,389
*	V2X, Inc.	89,363	3,475,327
	Valmont Industries, Inc.	105,000	23,699,550
*	Verra Mobility Corp.	646,706	15,462,740
*	Viad Corp.	78,342	2,589,987
*	Vicor Corp.	127,953	4,819,990
#	Virco Mfg. Corp.	6,138	73,533
#	VSE Corp.	85,811	5,329,721
#	Wabash National Corp.	339,747	8,595,599
	Watts Water Technologies, Inc., Class A	187,014	37,030,642
	Werner Enterprises, Inc.	456,701	18,062,525
*	Willdan Group, Inc.	3,674	70,320
*	Willis Lease Finance Corp.	32,308	1,583,415
*	WillScot Mobile Mini Holdings Corp.	25,716	1,216,367
	Woodward, Inc.	32,119	4,425,035
*	XPO, Inc.	141,007	12,047,638
#	Zurn Elkay Water Solutions Corp.	23,285	690,400
TOTAL INDUSTRIALS			3,130,004,407
INFORMATION TECHNOLOGY — (11.4%)
#*	8x8, Inc.	131,713	442,556
#*	908 Devices, Inc.	4,465	31,612
#	A10 Networks, Inc.	324,589	4,339,755
*	ACI Worldwide, Inc.	780,189	23,460,283
#	Adeia, Inc.	440,817	5,351,518
#	Advanced Energy Industries, Inc.	242,343	25,247,294
#*	Aehr Test Systems	161,335	2,395,825
*	Agilysys, Inc.	237,971	19,920,552
#*	Alarm.com Holdings, Inc.	332,168	20,202,458
*	Alithya Group, Inc., Class A	58,809	69,983
*	Alkami Technology, Inc.	166,279	4,093,789
*	Allegro MicroSystems, Inc.	91,555	2,374,937
*	Alpha & Omega Semiconductor Ltd.	199,249	5,112,729
#*	Alpine 4 Holdings, Inc.	4,537	2,541
#*	Altair Engineering, Inc., Class A	183,310	15,585,016
#*	Ambarella, Inc.	163,568	8,597,134
	American Software, Inc., Class A	286,657	3,247,824
	Amkor Technology, Inc.	1,421,213	44,995,604
*	Amplitude, Inc., Class A	16,762	217,236
*	Amtech Systems, Inc.	128,975	526,218
*	Appfolio, Inc., Class A	30,933	6,782,370
#*	Applied Optoelectronics, Inc.	80,136	1,260,539
*	Arlo Technologies, Inc.	199,056	1,767,617
*	Arrow Electronics, Inc.	55,372	6,154,598

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	AstroNova, Inc.	44,165	$778,629
#*	Aurora Innovation, Inc.	1,697,353	5,075,085
#*	AvePoint, Inc.	272,002	2,094,415
#*	Aviat Networks, Inc.	50,708	1,512,620
	Avnet, Inc.	518,154	23,472,376
*	Aware, Inc.	40,757	63,173
#*	Axcelis Technologies, Inc.	186,142	24,207,767
*	AXT, Inc.	400,204	984,502
#*	Backblaze, Inc., Class A	100	820
	Badger Meter, Inc.	199,164	28,677,624
	Bel Fuse, Inc., Class A	11,432	813,158
	Bel Fuse, Inc., Class B	60,774	4,063,350
	Belden, Inc.	304,735	22,605,242
	Benchmark Electronics, Inc.	248,699	6,744,717
#*	Bill Holdings, Inc.	6,112	477,042
*	BK Technologies Corp.	17,076	203,204
*	Blackbaud, Inc.	297,709	24,090,612
*	BlackLine, Inc.	13,947	818,410
*	Box, Inc., Class A	697,122	18,111,230
*	Braze, Inc., Class A	35,343	1,910,289
#*	Brightcove, Inc.	12,419	28,440
#*	C3.ai, Inc., Class A	136,665	3,386,559
*	Calix, Inc.	477,809	15,853,703
*	Cambium Networks Corp.	18,350	77,988
*	CCC Intelligent Solutions Holdings, Inc.	206,996	2,274,886
#*	Cerence, Inc.	25,208	504,664
*	CEVA, Inc.	145,973	2,802,682
*	Ciena Corp.	347,822	18,434,566
*	Cirrus Logic, Inc.	333,214	25,724,121
#*	Cleanspark, Inc.	665,037	5,353,548
#*	Clearfield, Inc.	21,882	551,208
	Climb Global Solutions, Inc.	25,894	1,429,867
#*	Coda Octopus Group, Inc.	9,955	52,562
	Cognex Corp.	56,578	2,044,729
*	Cognyte Software Ltd.	41,261	292,128
*	Coherent Corp.	163,564	7,775,833
*	Cohu, Inc.	338,921	10,798,023
*	CommVault Systems, Inc.	202,039	18,522,936
	Comtech Telecommunications Corp.	80,563	509,964
*	Consensus Cloud Solutions, Inc.	118,438	2,574,842
#*	CoreCard Corp.	34,016	411,594
*	Corsair Gaming, Inc.	255,907	3,257,696
*	CPS Technologies Corp.	4,114	9,832
	Crane NXT Co.	177,271	10,331,354
*	Credo Technology Group Holding Ltd.	404,527	8,296,849
#*	CS Disco, Inc.	27,002	220,876
	CSP, Inc.	27,312	652,757
	CTS Corp.	245,107	10,064,093
*	CVD Equipment Corp.	8,212	40,814
*	Daktronics, Inc.	326,090	2,471,762
*	Data I/O Corp.	31,734	103,453
#*	Digi International, Inc.	243,136	5,910,636
#*	DigitalOcean Holdings, Inc.	128,099	4,319,498
*	Diodes, Inc.	339,589	22,861,131
#*	DoubleVerify Holdings, Inc.	478,614	19,149,346
*	DXC Technology Co.	1,296,611	28,266,120
#*	E2open Parent Holdings, Inc.	527,097	1,981,885
*	Eastman Kodak Co.	30,432	104,990
	Ebix, Inc.	31,985	67,488

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	eGain Corp.	164,755	$1,235,663
#*	Enfusion, Inc., Class A	19,594	154,793
#*	Envestnet, Inc.	121,873	6,227,710
*	ePlus, Inc.	178,055	13,450,275
*	Everbridge, Inc.	120,199	2,687,650
#*	EverCommerce, Inc.	9,911	96,533
#*	Everspin Technologies, Inc.	116,300	993,202
*	Extreme Networks, Inc.	564,912	7,631,961
*	Fabrinet	260,741	55,670,811
#*	FARO Technologies, Inc.	37,888	857,784
#*	Fastly, Inc., Class A	837,897	16,858,488
*	FormFactor, Inc.	556,687	21,582,755
*	Frequency Electronics, Inc.	63,812	652,159
*	Freshworks, Inc., Class A	538,498	11,954,656
*	Grid Dynamics Holdings, Inc.	185,584	2,421,871
*	GSI Technology, Inc.	20,577	40,742
*	Guidewire Software, Inc.	94,187	10,518,804
	Hackett Group, Inc.	267,452	6,183,490
#*	Harmonic, Inc.	806,301	9,433,722
*	HashiCorp, Inc., Class A	133,096	2,909,479
*	Ichor Holdings Ltd.	199,594	7,225,303
*	Identiv, Inc.	18,993	148,525
	Immersion Corp.	137,847	941,495
#*	Infinera Corp.	7,148	35,311
*	Informatica, Inc., Class A	139,369	4,181,070
	Information Services Group, Inc.	265,352	1,172,856
*	Insight Enterprises, Inc.	238,176	44,000,634
#*	Instructure Holdings, Inc.	21,859	538,387
#*	Intapp, Inc.	90,321	3,891,029
#	InterDigital, Inc.	199,388	20,945,709
#*	inTEST Corp.	79,393	947,158
#*	Intevac, Inc.	149,363	616,869
#*	IonQ, Inc.	300,480	3,085,930
*	IPG Photonics Corp.	170,890	16,728,422
*	Issuer Direct Corp.	17,013	257,747
*	Iteris, Inc.	261,361	1,259,760
*	Itron, Inc.	319,906	23,078,019
#*	Jamf Holding Corp.	399,847	7,413,163
*	JFrog Ltd.	461,149	15,001,177
*	Key Tronic Corp.	69,465	295,921
*	Kimball Electronics, Inc.	172,075	4,091,944
*	Knowles Corp.	641,042	10,455,395
#	Kulicke & Soffa Industries, Inc.	335,740	16,894,437
*	KVH Industries, Inc.	120,034	584,566
*	Kyndryl Holdings, Inc.	1,078,511	22,131,046
*	Lantronix, Inc.	204,609	1,244,023
#*	LGL Group, Inc.	15,751	99,231
	Littelfuse, Inc.	46,295	11,198,760
#*	LivePerson, Inc.	21,303	59,648
*	LiveRamp Holdings, Inc.	425,611	16,803,122
*	Lumentum Holdings, Inc.	121,457	6,672,848
#*	Luna Innovations, Inc.	168,747	1,209,916
#*	MACOM Technology Solutions Holdings, Inc.	286,738	24,725,418
*	Magnachip Semiconductor Corp.	169,640	1,107,749
#*	Marathon Digital Holdings, Inc.	201,904	3,579,758
*	Matterport, Inc.	117,289	263,900
*	MaxLinear, Inc.	405,176	8,435,764
#*	MeridianLink, Inc.	86,354	1,964,554
	Methode Electronics, Inc.	267,235	5,547,799

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Mirion Technologies, Inc.	390,862	$3,693,646
#*	Mitek Systems, Inc.	257,747	3,247,612
*	Model N, Inc.	71,357	1,923,071
#*	M-Tron Industries, Inc.	7,875	239,636
*	N-able, Inc.	473,607	6,147,419
#	Napco Security Technologies, Inc.	355,689	12,360,193
#*	Navitas Semiconductor Corp.	278,833	1,597,713
#*	nCino, Inc.	276,182	8,694,209
*	NCR Voyix Corp.	759,955	11,171,338
*	NETGEAR, Inc.	126,036	1,789,711
*	NetScout Systems, Inc.	480,455	10,334,587
	Network-1 Technologies, Inc.	135,577	294,202
#*	nLight, Inc.	151,417	1,965,393
#*	Novanta, Inc.	236,307	36,521,247
#	NVE Corp.	27,317	2,185,087
*	Olo, Inc., Class A	249,472	1,289,770
	ON24, Inc.	62,247	476,190
*	OneSpan, Inc.	96,635	991,475
*	Onto Innovation, Inc.	284,331	45,919,456
*	Optical Cable Corp.	19,296	51,520
*	OSI Systems, Inc.	121,233	15,521,461
#*	PAR Technology Corp.	138,149	6,291,305
	PC Connection, Inc.	133,963	8,641,953
*	PDF Solutions, Inc.	248,524	7,753,949
*	Perficient, Inc.	228,180	15,545,903
*	Photronics, Inc.	450,636	13,167,584
*	Plexus Corp.	206,221	19,533,253
	Power Integrations, Inc.	413,500	30,995,960
#*	PowerSchool Holdings, Inc., Class A	457,168	10,761,735
#	Progress Software Corp.	312,434	17,749,376
*	Q2 Holdings, Inc.	143,020	6,085,501
*	Qualys, Inc.	264,495	50,034,519
*	Rambus, Inc.	447,828	30,689,653
*	Red Violet, Inc.	22,026	411,446
*	RF Industries Ltd.	18,967	58,418
#*	Ribbon Communications, Inc.	413,919	1,258,314
#	Richardson Electronics Ltd.	82,537	812,164
#*	Rimini Street, Inc.	10,500	34,440
#*	Riot Platforms, Inc.	536,227	5,844,874
*	Rogers Corp.	125,389	14,453,590
*	Sanmina Corp.	413,924	24,760,934
	Sapiens International Corp. NV	171,411	4,679,520
*	ScanSource, Inc.	176,334	6,922,873
*	SecureWorks Corp., Class A	15,637	107,739
*	SEMrush Holdings, Inc., Class A	12,738	146,997
#*	Semtech Corp.	316,851	6,286,324
*	SentinelOne, Inc., Class A	688,489	18,451,505
#*	SigmaTron International, Inc.	4,390	13,960
#*††	Silicon Graphics, Inc.	10,199	0
#*	Silicon Laboratories, Inc.	146,228	18,038,686
#*	SiTime Corp.	56,217	5,991,046
*	SMART Global Holdings, Inc.	361,722	7,107,837
#*	SmartRent, Inc.	156,252	460,943
*	SolarWinds Corp.	558,148	6,597,309
*	SoundThinking, Inc.	12,293	253,728
*	Sprinklr, Inc., Class A	394,231	4,920,003
*	SPS Commerce, Inc.	156,104	28,691,915
††	SRAX, Inc.	70,653	7,065
*	Synaptics, Inc.	231,450	24,721,174

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Telos Corp.	313	$1,265
*	Teradata Corp.	420,977	19,440,718
*	TransAct Technologies, Inc.	32,719	250,628
*	Trio-Tech International	12,740	63,827
*	TTM Technologies, Inc.	732,414	10,187,879
#*	Tucows, Inc., Class A	2,650	61,268
*	Turtle Beach Corp.	87,785	998,115
*	Ultra Clean Holdings, Inc.	322,792	12,330,654
*	Unisys Corp.	241,254	1,626,052
	Universal Display Corp.	196	33,275
*	Upland Software, Inc.	31,827	132,082
*	Varonis Systems, Inc.	367,977	16,514,808
#*	Veeco Instruments, Inc.	281,073	8,960,607
*	Verint Systems, Inc.	363,410	10,789,643
#*	Vertex, Inc., Class A	169,035	4,100,789
*	Viant Technology, Inc., Class A	54,897	470,467
*	Viavi Solutions, Inc.	1,316,262	12,938,855
	Vishay Intertechnology, Inc.	914,597	19,874,193
*	Vishay Precision Group, Inc.	92,173	2,938,475
	Vontier Corp.	481,755	16,663,905
#*	Wolfspeed, Inc.	25,136	818,177
#	Xerox Holdings Corp.	636,246	11,745,101
*	Xperi, Inc.	169,307	1,808,199
#*	Yext, Inc.	112,294	665,903
TOTAL INFORMATION TECHNOLOGY			1,784,909,903
MATERIALS — (5.5%)
	AdvanSix, Inc.	138,481	3,514,648
	Alcoa Corp.	128,010	3,808,298
#	Alpha Metallurgical Resources, Inc.	64,557	25,773,737
#*	Alto Ingredients, Inc.	158,364	291,390
	American Vanguard Corp.	132,926	1,451,552
*	Ampco-Pittsburgh Corp.	14,716	37,231
#	Arcadium Lithium PLC	1,062,686	5,196,535
	Arch Resources, Inc.	108,228	19,152,027
	Ardagh Metal Packaging SA	27,061	99,855
*	Ascent Industries Co.	43,974	440,180
	Ashland, Inc.	197,652	18,504,180
#*	Aspen Aerogels, Inc.	32,690	367,109
#*	ATI, Inc.	615,494	25,155,240
	Avient Corp.	469,364	16,995,670
*	Axalta Coating Systems Ltd.	642,773	20,838,701
	Balchem Corp.	221,181	31,000,729
	Berry Global Group, Inc.	62,278	4,076,718
#*	Bioceres Crop Solutions Corp.	9,257	123,581
#	Cabot Corp.	370,571	26,718,169
	Caledonia Mining Corp. PLC	11,928	127,749
	Carpenter Technology Corp.	337,375	20,778,926
*	Century Aluminum Co.	543,748	6,062,790
	Chemours Co.	648,267	19,558,215
*	Clearwater Paper Corp.	116,836	3,852,083
*	Cleveland-Cliffs, Inc.	53,428	1,071,231
*	Coeur Mining, Inc.	582,601	1,567,197
	Commercial Metals Co.	715,898	37,384,194
#	Compass Minerals International, Inc.	108,587	2,442,122
*	Core Molding Technologies, Inc.	46,870	810,851
*	Dakota Gold Corp.	98,301	206,432
	Eagle Materials, Inc.	156,910	35,505,595
*	Ecovyst, Inc.	487,672	4,515,843

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Element Solutions, Inc.	1,739,840	$38,676,643
*	Ferroglobe PLC	500,402	2,532,034
	Fortitude Gold Corp.	179,751	1,050,645
	Friedman Industries, Inc.	63,820	1,065,794
#*	Gatos Silver, Inc.	38,528	235,791
#	Graphic Packaging Holding Co.	591,763	15,095,874
	Greif, Inc., Class A	203,851	12,763,111
	Greif, Inc., Class B	25,301	1,586,373
	Hawkins, Inc.	180,896	12,042,247
	Haynes International, Inc.	99,573	5,543,229
	HB Fuller Co.	342,326	25,938,041
#	Hecla Mining Co.	2,667,964	10,164,943
	Huntsman Corp.	519,428	12,746,763
*	Ingevity Corp.	20,705	901,910
	Innospec, Inc.	173,021	20,089,468
#*	Intrepid Potash, Inc.	57,483	1,057,687
#	Kaiser Aluminum Corp.	129,937	8,432,911
*	Knife River Corp.	151,434	9,917,413
	Koppers Holdings, Inc.	150,377	7,690,280
#	Kronos Worldwide, Inc.	136,282	1,268,785
	Louisiana-Pacific Corp.	519,498	34,572,592
*	LSB Industries, Inc.	352,999	2,626,313
	Materion Corp.	113,490	13,274,925
#	Mativ Holdings, Inc.	463,363	5,574,257
#*	McEwen Mining, Inc.	29,488	189,018
	Mercer International, Inc.	603,310	5,104,003
	Minerals Technologies, Inc.	236,013	15,423,450
#*	MP Materials Corp.	235,825	3,728,393
	Myers Industries, Inc.	308,354	5,781,637
	NewMarket Corp.	22,829	12,734,244
	Nexa Resources SA	7,585	55,446
#	Northern Technologies International Corp.	45,686	591,177
*	O-I Glass, Inc.	377,038	5,489,673
	Olin Corp.	169,296	8,815,243
#	Olympic Steel, Inc.	80,206	5,420,321
	Orion SA	333,093	7,461,283
	Pactiv Evergreen, Inc.	71,833	1,048,762
#*	Piedmont Lithium, Inc.	9,290	141,951
#	Quaker Chemical Corp.	27,897	5,298,756
#	Ramaco Resources, Inc., Class A	100,060	1,889,133
	Ramaco Resources, Inc., Class B	5,450	68,779
*	Ranpak Holdings Corp.	82,359	339,319
*	Rayonier Advanced Materials, Inc.	180,771	784,546
#††	Resolute Forest Products, Inc.	595,780	158,656
	Ryerson Holding Corp.	247,759	8,503,089
	Schnitzer Steel Industries, Inc., Class A	196,765	5,180,822
	Sealed Air Corp.	47,490	1,640,780
	Sensient Technologies Corp.	290,796	18,038,076
	Silgan Holdings, Inc.	649,949	29,858,657
*	Smith-Midland Corp.	6,212	241,367
	Sonoco Products Co.	280,066	15,935,755
	Stepan Co.	163,389	14,585,736
*	Summit Materials, Inc., Class A	623,563	22,560,509
	SunCoke Energy, Inc.	458,027	4,694,777
	Sylvamo Corp.	145,390	6,750,458
*	TimkenSteel Corp.	319,594	6,567,657
	TriMas Corp.	316,848	7,819,809
#	Tronox Holdings PLC	525,371	7,244,866
*	U.S. Gold Corp.	5,146	19,040

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	U.S. Lime & Minerals, Inc.	41,020	$10,610,643
	U.S. Steel Corp.	298,791	14,049,153
*	Universal Stainless & Alloy Products, Inc.	34,738	658,632
	Warrior Met Coal, Inc.	170,545	10,943,873
*	Worthington Steel, Inc.	331,956	9,942,082
TOTAL MATERIALS			858,646,378
REAL ESTATE — (0.7%)
#*	AMREP Corp.	9,336	190,268
*	Anywhere Real Estate, Inc.	486,447	3,463,503
#*	CKX Lands, Inc.	5,107	67,617
#*	Compass, Inc., Class A	670,114	2,305,192
*	Comstock Holding Cos., Inc.	19,084	91,221
*	Cushman & Wakefield PLC	817,195	8,596,891
#	DigitalBridge Group, Inc.	205,234	4,030,796
#	Douglas Elliman, Inc.	114,421	247,149
*	Forestar Group, Inc.	200,624	6,271,506
*	FRP Holdings, Inc.	86,616	5,032,390
*	Howard Hughes Holdings, Inc.	229,834	18,405,107
*	InterGroup Corp.	400	9,584
*	Jones Lang LaSalle, Inc.	43,157	7,641,378
*»	JW Mays, Inc.	200	8,676
	Kennedy-Wilson Holdings, Inc.	647,032	6,761,484
#	Marcus & Millichap, Inc.	186,499	7,103,747
#*	Maui Land & Pineapple Co., Inc.	102,925	2,037,915
	Newmark Group, Inc., Class A	404,252	4,103,158
#*	Opendoor Technologies, Inc.	2,719,256	9,299,855
*	Rafael Holdings, Inc., Class B	21,513	38,938
	RE/MAX Holdings, Inc., Class A	128,383	1,377,550
	RMR Group, Inc., Class A	70,129	1,829,666
#	St. Joe Co.	303,448	16,750,330
#*	Stratus Properties, Inc.	43,220	994,060
#*	Tejon Ranch Co.	132,262	2,087,094
TOTAL REAL ESTATE			108,745,075
UTILITIES — (2.5%)
	ALLETE, Inc.	287,291	16,981,771
#*	Altus Power, Inc.	86,119	464,181
	American States Water Co.	261,002	19,470,749
#	Artesian Resources Corp., Class A	82,962	3,028,113
	Avista Corp.	460,250	15,653,102
	Black Hills Corp.	216,482	11,205,108
#	Brookfield Infrastructure Corp., Class A	445,253	15,588,307
	California Water Service Group	390,117	17,660,597
	Chesapeake Utilities Corp.	129,014	13,066,538
	Clearway Energy, Inc., Class A	131,232	2,947,471
	Clearway Energy, Inc., Class C	180,661	4,379,223
#	Consolidated Water Co. Ltd.	108,409	3,461,499
	Genie Energy Ltd., Class B	179,580	3,341,984
	Global Water Resources, Inc.	26,333	315,733
	IDACORP, Inc.	173,993	16,108,272
	MGE Energy, Inc.	262,137	16,905,215
	Middlesex Water Co.	127,866	7,156,660
#*	Montauk Renewables, Inc.	40,299	278,466
	National Fuel Gas Co.	250,221	11,800,422
	New Jersey Resources Corp.	563,973	23,027,018
#	Northwest Natural Holding Co.	178,692	6,586,587
	Northwestern Energy Group, Inc.	340,511	16,385,389

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	OGE Energy Corp.	250,924	$8,340,714
	ONE Gas, Inc.	226,220	13,883,121
#	Ormat Technologies, Inc.	273,120	17,665,402
#	Otter Tail Corp.	300,508	27,171,933
	PNM Resources, Inc.	618,405	22,404,813
	Portland General Electric Co.	407,005	16,658,715
*	Pure Cycle Corp.	103,601	1,014,254
#	RGC Resources, Inc.	31,616	604,182
	SJW Group	170,002	10,121,919
	Southwest Gas Holdings, Inc.	250,717	14,712,073
	Spire, Inc.	313,275	17,784,622
	UGI Corp.	55,855	1,236,630
	Unitil Corp.	115,940	5,509,469
	York Water Co.	132,561	4,756,289
TOTAL UTILITIES			387,676,541
TOTAL COMMON STOCKS			14,419,198,286
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	8,472	191,976
INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	128,831	3,453,959
TOTAL PREFERRED STOCKS			3,645,935
RIGHTS/WARRANTS — (0.0%)
FINANCIALS — (0.0%)
*»	Imperalis Holding Corp. Warrants 04/13/2028	90,960	353
TOTAL INVESTMENT SECURITIES (Cost $8,191,463,164)			14,422,844,574

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	166,722,469	166,722,469
SECURITIES LENDING COLLATERAL — (6.5%)
@§	The DFA Short Term Investment Fund	87,325,254	1,010,178,536
TOTAL INVESTMENTS — (100.0%)
(Cost $9,368,347,484)^^			$15,599,745,579
As of January 31, 2024, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	564	03/15/24	$132,557,307	$137,348,100	$4,790,793
Total Futures Contracts			$132,557,307	$137,348,100	$4,790,793

U.S. Small Cap Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$340,984,481	$38,942	—	$341,023,423
Consumer Discretionary	2,105,138,680	—	—	2,105,138,680
Consumer Staples	649,729,103	155,877	—	649,884,980
Energy	819,222,981	—	—	819,222,981
Financials	2,974,722,309	78,804	—	2,974,801,113
Health Care	1,255,967,429	9,370	$3,168,006	1,259,144,805
Industrials	3,129,985,230	11,318	7,859	3,130,004,407
Information Technology	1,784,902,838	—	7,065	1,784,909,903
Materials	858,487,722	—	158,656	858,646,378
Real Estate	108,736,399	8,676	—	108,745,075
Utilities	387,676,541	—	—	387,676,541
Preferred Stocks
Communication Services	191,976	—	—	191,976
Industrials	3,453,959	—	—	3,453,959
Rights/Warrants
Financials	—	353	—	353
Temporary Cash Investments	166,722,469	—	—	166,722,469
Securities Lending Collateral	—	1,010,178,536	—	1,010,178,536
Futures Contracts**	4,790,793	—	—	4,790,793
TOTAL	$14,590,712,910	$1,010,481,876	$3,341,586^	$15,604,536,372
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Micro Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.3%)
COMMUNICATION SERVICES — (2.8%)
#*	Advantage Solutions, Inc.	268,262	$1,081,096
#*	AMC Networks, Inc., Class A	76,210	1,378,639
#*	Anterix, Inc.	83,492	2,489,731
	Atlanta Braves Holdings, Inc., Class A	61,107	2,631,879
*	Atlanta Braves Holdings, Inc., Class C	203,906	8,219,451
#	ATN International, Inc.	138,979	5,128,325
*	Bandwidth, Inc., Class A	101,569	1,405,715
*	Boston Omaha Corp., Class A	31,560	488,864
*	Bumble, Inc., Class A	244,731	3,357,709
#*	Cardlytics, Inc.	161,226	1,231,767
*	Cargurus, Inc.	444,224	10,323,766
*	Cars.com, Inc.	414,504	7,224,805
#*	Cinemark Holdings, Inc.	550,854	7,618,311
	Cogent Communications Holdings, Inc.	90,808	7,010,378
*	Consolidated Communications Holdings, Inc.	158,058	685,972
*	Cumulus Media, Inc., Class A	7,711	35,471
#*	Daily Journal Corp.	3,764	1,209,448
#	DallasNews Corp.	2,506	10,901
*	DHI Group, Inc.	184,098	421,584
#*	EchoStar Corp., Class A	50,244	672,767
#*	Emerald Holding, Inc.	115,008	706,149
#	Entravision Communications Corp., Class A	810,206	3,265,130
*	Eventbrite, Inc., Class A	353,999	2,962,972
#*	EverQuote, Inc., Class A	57,997	732,502
#*	EW Scripps Co., Class A	539,852	4,302,620
*	FG Group Holdings, Inc.	72,905	99,880
*	Gaia, Inc.	41,894	121,493
*	Gambling.com Group Ltd.	124,929	1,143,100
#*	Gannett Co., Inc.	639,937	1,580,644
#*	Gogo, Inc.	215,803	1,909,857
	Gray Television, Inc.	342,690	3,272,690
#	Gray Television, Inc., Class A	3,666	33,617
*	IDT Corp., Class B	243,518	8,420,852
*	IMAX Corp.	239,238	3,342,155
*	Integral Ad Science Holding Corp.	392,195	5,706,437
	John Wiley & Sons, Inc., Class A	154,455	5,226,757
*	Liberty Latin America Ltd., Class A	177,184	1,247,375
#*	Liberty Latin America Ltd., Class C	726,474	5,172,495
*	LICT Corp.	0	11,700
#*	Lions Gate Entertainment Corp., Class A	303,495	3,165,453
*	Lions Gate Entertainment Corp., Class B	522,329	5,066,591
	Machten, Inc.	97	766
*	Madison Square Garden Entertainment Corp.	104,065	3,469,527
*	Magnite, Inc.	65,894	583,162
#	Marcus Corp.	119,353	1,620,814
#*	MediaAlpha, Inc., Class A	3,518	44,855
*	Ooma, Inc.	109,171	1,181,230
*»	Pegasus Cos., Inc.	41	2,091
*	Playstudios, Inc.	155,271	341,596
*	PubMatic, Inc., Class A	150,929	2,291,102
*	QuinStreet, Inc.	214,511	2,717,854
#*	Reading International, Inc., Class A	109,290	215,301
#*»	Reading International, Inc., Class B	11,620	159,543

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Reservoir Media, Inc.	12,301	$86,107
	Saga Communications, Inc., Class A	26,603	628,363
	Scholastic Corp.	145,538	5,594,481
	Shenandoah Telecommunications Co.	380,425	7,794,908
#	Shutterstock, Inc.	156,204	7,336,902
#	Sinclair, Inc.	82,738	1,298,987
#*	Sphere Entertainment Co.	112,427	3,977,667
	Spok Holdings, Inc.	68,707	1,137,788
#*	Stagwell, Inc.	50,159	327,037
*	TechTarget, Inc.	192,094	6,563,852
	Telephone & Data Systems, Inc.	191,965	3,687,648
#*	Thryv Holdings, Inc.	142,344	2,909,511
#	Townsquare Media, Inc., Class A	102,557	1,101,462
*	Travelzoo	71,454	605,215
*	TripAdvisor, Inc.	170,823	3,689,777
*	TrueCar, Inc.	566,080	2,003,923
*	U.S. Cellular Corp.	135,632	6,022,061
*	Urban One, Inc.	75,784	272,822
#*	Urban One, Inc.	30,717	112,424
*	Vimeo, Inc.	547,707	2,174,397
#*	WideOpenWest, Inc.	61,625	228,629
*	Yelp, Inc.	307,178	13,432,894
*	Zedge, Inc., Class B	24,863	81,053
*	Ziff Davis, Inc.	12,254	825,920
*	ZipRecruiter, Inc., Class A	97,992	1,364,049
TOTAL COMMUNICATION SERVICES			206,002,766
CONSUMER DISCRETIONARY — (13.4%)
*	1-800-Flowers.com, Inc., Class A	205,041	2,132,426
*	1stdibs.com, Inc.	15,412	71,049
	Aaron's Co., Inc.	54,515	560,959
*	Abercrombie & Fitch Co., Class A	309,087	31,495,965
*	Accel Entertainment, Inc.	218,376	2,238,354
#	Acushnet Holdings Corp.	162,106	10,267,794
*	Adient PLC	52,066	1,807,211
*	Adtalem Global Education, Inc.	269,759	13,617,434
	AMCON Distributing Co.	5,890	1,153,792
*	American Axle & Manufacturing Holdings, Inc.	522,685	4,228,522
	American Eagle Outfitters, Inc.	862,452	17,093,799
*	American Outdoor Brands, Inc.	57,967	496,198
*	American Public Education, Inc.	74,621	789,490
#*	America's Car-Mart, Inc.	61,632	3,752,772
*	AMMO, Inc.	73,758	160,055
#	Ark Restaurants Corp.	36,613	534,916
#	Arko Corp.	504,071	3,931,754
#*	Bally's Corp.	1,379	15,528
	Bassett Furniture Industries, Inc.	83,006	1,286,593
*	Beazer Homes USA, Inc.	81,581	2,590,197
#*	Beyond, Inc.	171,850	3,778,981
*	Biglari Holdings, Inc., Class A	840	651,008
*	Biglari Holdings, Inc., Class B	9,577	1,481,275
#*	BJ's Restaurants, Inc.	140,038	4,846,715
#	Bloomin' Brands, Inc.	558,653	14,871,343
#*	Boot Barn Holdings, Inc.	218,493	15,674,688
#*	Brinker International, Inc.	193,220	8,267,884
#	Buckle, Inc.	227,162	8,448,155
#	Build-A-Bear Workshop, Inc.	136,220	3,069,037
#	Caleres, Inc.	227,259	7,129,115
	Camping World Holdings, Inc., Class A	57,906	1,438,964

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Canterbury Park Holding Corp.	10,905	$257,685
*	CarParts.com, Inc.	203,977	548,698
	Carriage Services, Inc.	184,714	4,564,283
	Carrols Restaurant Group, Inc.	255,440	2,401,136
#	Carter's, Inc.	187,190	14,159,052
	Cato Corp., Class A	114,012	770,721
*	Cavco Industries, Inc.	67,389	22,367,757
*	Century Casinos, Inc.	4,499	15,612
	Century Communities, Inc.	212,216	18,399,127
#	Cheesecake Factory, Inc.	131,940	4,534,778
*	Chegg, Inc.	32,473	319,859
#*	Children's Place, Inc.	34,003	757,587
#*	Chuy's Holdings, Inc.	120,127	4,061,494
#*	Citi Trends, Inc.	82,951	2,233,870
*	Conn's, Inc.	171,075	778,391
*	Container Store Group, Inc.	103,245	168,289
*	Cooper-Standard Holdings, Inc.	73,294	1,289,241
*	Coursera, Inc.	651,028	12,460,676
#	Cracker Barrel Old Country Store, Inc.	60,010	4,641,773
	Crown Crafts, Inc.	12,250	64,068
*	Culp, Inc.	149,674	742,383
	Dana, Inc.	652,540	8,848,442
#*	Dave & Buster's Entertainment, Inc.	286,201	15,320,340
#*	Delta Apparel, Inc.	77,427	589,219
*	Denny's Corp.	301,653	3,206,571
	Designer Brands, Inc., Class A	85,403	731,904
*	Destination XL Group, Inc.	174,940	746,994
#	Dine Brands Global, Inc.	28,512	1,330,085
*	Dorman Products, Inc.	102,633	8,355,353
*	Duluth Holdings, Inc., Class B	95,685	466,943
*	Educational Development Corp.	3,317	5,175
*	El Pollo Loco Holdings, Inc.	215,161	1,992,391
	Escalade, Inc.	71,194	1,143,376
#	Ethan Allen Interiors, Inc.	227,675	6,632,173
#*	European Wax Center, Inc., Class A	214,905	3,189,190
*	Everi Holdings, Inc.	329,857	3,433,811
#*	Figs, Inc., Class A	417,331	2,403,827
#*	First Watch Restaurant Group, Inc.	38,108	817,798
	Flanigan's Enterprises, Inc.	21,606	569,534
#	Flexsteel Industries, Inc.	25,596	730,254
#	Foot Locker, Inc.	81,310	2,289,690
*	Frontdoor, Inc.	371,382	12,166,474
#*	Full House Resorts, Inc.	19,629	92,649
#*	Funko, Inc., Class A	155,023	1,096,013
#*	Garrett Motion, Inc.	364,650	3,132,343
*	Genesco, Inc.	48,597	1,350,025
*	Gentherm, Inc.	216,777	10,437,813
*	G-III Apparel Group Ltd.	410,014	12,337,321
*	Goodyear Tire & Rubber Co.	94,403	1,315,978
#*	GoPro, Inc., Class A	415,146	1,237,135
	Graham Holdings Co., Class B	13,765	9,916,306
*	Grand Canyon Education, Inc.	76,485	9,988,176
*	Green Brick Partners, Inc.	192,927	10,065,002
	Group 1 Automotive, Inc.	59,066	15,360,704
#*	GrowGeneration Corp.	216,845	500,912
#	Guess?, Inc.	473,394	10,575,622
#	Hamilton Beach Brands Holding Co., Class A	64,926	1,197,235
#*	Hanesbrands, Inc.	64,502	290,259
#	Haverty Furniture Cos., Inc.	120,317	4,078,746

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Haverty Furniture Cos., Inc., Class A	18,389	$571,898
#*	Helen of Troy Ltd.	22,035	2,523,007
#	Hibbett, Inc.	55,861	3,723,136
#*	Holley, Inc.	32,055	152,902
	Hooker Furnishings Corp.	46,023	1,062,211
*	Hovnanian Enterprises, Inc., Class A	24,571	4,151,762
#*	Inspired Entertainment, Inc.	19,360	177,725
	Installed Building Products, Inc.	55,958	10,903,416
*	iRobot Corp.	83,398	1,134,213
*	J Jill, Inc.	59,109	1,377,831
#	Jack in the Box, Inc.	109,730	8,555,648
#*	JAKKS Pacific, Inc.	27,940	876,198
#	Johnson Outdoors, Inc., Class A	65,549	2,933,973
#	Kohl's Corp.	301,352	7,762,828
#	Kontoor Brands, Inc.	241,697	14,168,278
*	Koss Corp.	115,127	328,112
#	Krispy Kreme, Inc.	75,321	1,001,016
#*	Kura Sushi USA, Inc., Class A	42,824	4,202,319
	Lakeland Industries, Inc.	52,171	939,600
*	Lands' End, Inc.	138,486	1,311,462
#*	Landsea Homes Corp.	81,773	1,029,522
*	Latham Group, Inc.	24,492	61,965
	Laureate Education, Inc.	868,618	10,961,959
*††	Lazare Kaplan International, Inc.	81,643	0
#	La-Z-Boy, Inc.	328,859	11,447,582
	LCI Industries	73,732	8,204,897
#*††	Lear Corp.	498,411	0
*	Legacy Housing Corp.	42,479	1,003,779
*	LGI Homes, Inc.	108,406	12,792,992
	Lifetime Brands, Inc.	103,294	829,451
#*	Lincoln Educational Services Corp.	85,727	768,114
*	Live Ventures, Inc.	6,057	151,728
*	LL Flooring Holdings, Inc.	123,698	321,615
#*	Lovesac Co.	45,271	1,048,476
#*	Lulu's Fashion Lounge Holdings, Inc.	100	202
*	M/I Homes, Inc.	121,927	15,535,938
#*	Malibu Boats, Inc., Class A	132,182	5,518,598
#	Marine Products Corp.	185,819	1,897,212
*	MarineMax, Inc.	156,654	4,386,312
*	MasterCraft Boat Holdings, Inc.	70,416	1,363,958
	MDC Holdings, Inc.	237,003	14,831,648
*	Modine Manufacturing Co.	300,478	20,760,025
	Monarch Casino & Resort, Inc.	27,353	1,885,442
#	Monro, Inc.	88,388	2,816,042
*	Motorcar Parts of America, Inc.	78,437	716,130
#	Movado Group, Inc.	126,566	3,490,690
#	Nathan's Famous, Inc.	53,185	3,794,750
#*	National Vision Holdings, Inc.	3,350	63,684
	Nobility Homes, Inc.	7,051	232,612
*	Noodles & Co.	38,461	97,691
#	Nordstrom, Inc.	171,487	3,112,489
*	ODP Corp.	354,824	18,145,699
#*	ONE Group Hospitality, Inc.	14,532	63,941
*	OneSpaWorld Holdings Ltd.	361,754	4,930,707
#*	OneWater Marine, Inc., Class A	42,111	1,062,461
#	Oxford Industries, Inc.	129,087	12,254,229
#	Papa John's International, Inc.	123,978	9,109,903
#	Patrick Industries, Inc.	161,967	16,259,867
	Perdoceo Education Corp.	538,380	9,744,678

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	PetMed Express, Inc.	146,720	$911,131
#*	Playa Hotels & Resorts NV	642,201	5,330,268
*	PlayAGS, Inc.	68,953	600,581
#*	Portillo's, Inc., Class A	73,746	1,013,270
#*	Potbelly Corp.	124,148	1,561,782
*»	QEP Co., Inc.	8,890	168,821
	Rave Restaurant Group, Inc.	23,757	45,138
#	RCI Hospitality Holdings, Inc.	32,826	2,027,334
#	Rocky Brands, Inc.	43,280	1,210,974
*	Rover Group, Inc.	46,775	511,718
#*	Sally Beauty Holdings, Inc.	95,971	1,182,363
*	Shake Shack, Inc., Class A	161,121	12,174,303
#	Shoe Carnival, Inc.	203,740	5,195,370
#	Signet Jewelers Ltd.	195,670	19,465,252
#*	Six Flags Entertainment Corp.	434,860	10,962,821
*	Skyline Champion Corp.	57,382	3,929,519
#*	Sleep Number Corp.	142,187	1,464,526
#	Smith & Wesson Brands, Inc.	335,382	4,380,089
#*	Solo Brands, Inc., Class A	52,578	146,693
#	Sonic Automotive, Inc., Class A	168,083	8,498,276
*	Sonos, Inc.	219,923	3,426,400
#*	Sportsman's Warehouse Holdings, Inc.	71,502	275,283
	Standard Motor Products, Inc.	164,872	6,652,585
#	Steven Madden Ltd.	191,265	8,010,178
*	Stitch Fix, Inc., Class A	271,777	869,686
*	Stoneridge, Inc.	235,367	4,187,179
	Strategic Education, Inc.	107,770	10,136,846
*	Strattec Security Corp.	26,948	680,437
#*	Stride, Inc.	307,962	18,462,322
	Superior Group of Cos., Inc.	111,721	1,488,124
*	Superior Industries International, Inc.	118,016	408,335
#*	Sweetgreen, Inc., Class A	252,804	2,699,947
#*	Target Hospitality Corp.	16,822	162,669
*	Taylor Morrison Home Corp.	49,193	2,564,923
#*	ThredUp, Inc., Class A	8,207	16,701
*	Tile Shop Holdings, Inc.	130,259	845,381
*	Tilly's, Inc., Class A	100,413	737,031
#*	Topgolf Callaway Brands Corp.	786,870	10,363,078
*	Traeger, Inc.	29,688	65,017
	Travel & Leisure Co.	287,890	11,636,514
*	Tri Pointe Homes, Inc.	625,733	21,606,560
*	Unifi, Inc.	80,017	505,707
*	Universal Electronics, Inc.	65,190	578,235
*	Universal Technical Institute, Inc.	170,085	2,401,600
	Upbound Group, Inc.	343,482	11,403,602
*	Urban Outfitters, Inc.	377,548	14,346,824
#	Vacasa, Inc., Class A	2,906	26,357
*	Vera Bradley, Inc.	146,151	1,122,440
#*	Vista Outdoor, Inc.	499,839	14,030,481
*	Vizio Holding Corp., Class A	35,147	246,029
#*	VOXX International Corp.	95,319	795,914
*	Warby Parker, Inc., Class A	9,201	117,313
#	Weyco Group, Inc.	78,198	2,510,938
#	Winmark Corp.	42,095	15,182,404
#	Winnebago Industries, Inc.	191,418	12,579,991
	Wolverine World Wide, Inc.	22,459	187,757
	Worthington Enterprises, Inc.	161,919	9,235,860
#*	XPEL, Inc.	89,222	4,768,916
#*	YETI Holdings, Inc.	96,225	4,231,013

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Zumiez, Inc.	202,338	$3,474,143
TOTAL CONSUMER DISCRETIONARY			983,735,708
CONSUMER STAPLES — (3.8%)
#	Alico, Inc.	68,294	2,010,575
	Andersons, Inc.	246,851	13,011,516
#*	Bridgford Foods Corp.	72,953	785,704
#	Calavo Growers, Inc.	117,112	3,055,452
#	Cal-Maine Foods, Inc.	201,985	11,194,009
#*	Central Garden & Pet Co.	69,768	3,272,119
*	Central Garden & Pet Co., Class A	280,783	11,590,722
#*	Chefs' Warehouse, Inc.	217,305	6,914,645
*	Duckhorn Portfolio, Inc.	154,159	1,330,392
	Edgewell Personal Care Co.	360,314	13,349,634
	Energizer Holdings, Inc.	8,615	272,406
*	Farmer Bros Co.	12,502	44,007
	Forafric Global PLC	6,341	66,200
	Fresh Del Monte Produce, Inc.	208,337	5,120,923
#*	Freshpet, Inc.	85,314	7,345,535
*	Grocery Outlet Holding Corp.	248,186	6,150,049
#*	Hain Celestial Group, Inc.	40,256	431,142
#*	Herbalife Ltd.	309,917	3,734,500
#*	HF Foods Group, Inc.	22,069	110,345
	Ingles Markets, Inc., Class A	123,817	10,431,582
	Inter Parfums, Inc.	80,897	11,256,818
#	J & J Snack Foods Corp.	51,750	8,240,153
	J M Smucker Co.	19,260	2,533,653
	John B Sanfilippo & Son, Inc.	72,313	7,746,892
	Lifevantage Corp.	51,629	274,150
*	Lifeway Foods, Inc.	33,111	412,232
	Limoneira Co.	64,193	1,164,461
#*	Mama's Creations, Inc.	100,181	431,780
#	Medifast, Inc.	70,654	3,861,241
#	MGP Ingredients, Inc.	143,333	12,176,138
#*	Mission Produce, Inc.	146,640	1,464,934
*	Natural Alternatives International, Inc.	72,149	448,045
	Natural Grocers by Vitamin Cottage, Inc.	114,017	1,704,554
*	Nature's Sunshine Products, Inc.	163,343	2,843,802
	Nu Skin Enterprises, Inc., Class A	46,082	855,282
	Oil-Dri Corp. of America	56,726	3,684,921
	PriceSmart, Inc.	157,174	11,948,367
*	Rocky Mountain Chocolate Factory, Inc.	70,528	282,112
*	Seneca Foods Corp., Class A	45,292	2,417,687
*»	Seneca Foods Corp., Class B	11,120	620,385
#*	Sovos Brands, Inc.	320,361	7,063,960
	SpartanNash Co.	290,851	6,523,788
#	Spectrum Brands Holdings, Inc.	10,611	834,237
#*	Sprouts Farmers Market, Inc.	206,004	10,376,421
#	Tootsie Roll Industries, Inc.	156,354	5,095,577
*	TreeHouse Foods, Inc.	235,827	9,928,317
	Turning Point Brands, Inc.	91,451	2,221,345
*	United Natural Foods, Inc.	311,703	4,647,492
	United-Guardian, Inc.	39,576	303,944
	Universal Corp.	132,394	7,672,232
*	USANA Health Sciences, Inc.	83,673	3,917,570
#	Utz Brands, Inc.	108,626	1,922,680
	Vector Group Ltd.	1,007,340	10,546,850
	Village Super Market, Inc., Class A	66,491	1,690,866
#*	Vita Coco Co., Inc.	120,871	2,379,950

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Vital Farms, Inc.	168,689	$2,425,748
#	WD-40 Co.	50,247	13,012,968
#	Weis Markets, Inc.	196,657	11,946,913
*	Willamette Valley Vineyards, Inc.	3,868	19,765
TOTAL CONSUMER STAPLES			277,119,687
ENERGY — (5.0%)
	Adams Resources & Energy, Inc.	38,177	960,915
#*	Amplify Energy Corp.	172,966	1,058,552
	Archrock, Inc.	894,239	14,611,865
	Ardmore Shipping Corp.	181,369	3,005,284
	Berry Corp.	349,486	2,345,051
*	Bristow Group, Inc.	122,908	3,242,313
	Cactus, Inc., Class A	49,617	2,105,745
#	California Resources Corp.	170,701	8,139,024
*	Callon Petroleum Co.	289,021	9,283,355
#*	Centrus Energy Corp., Class A	68,981	3,464,226
#*	Clean Energy Fuels Corp.	946,125	2,791,069
#*	CNX Resources Corp.	1,161,237	23,456,987
	CONSOL Energy, Inc.	159,990	15,135,054
#	Core Laboratories, Inc.	207,063	3,265,383
#	CVR Energy, Inc.	236,183	7,966,453
	Delek U.S. Holdings, Inc.	336,926	9,107,110
	DHT Holdings, Inc.	971,142	10,799,099
*	DMC Global, Inc.	83,925	1,428,403
	Dorian LPG Ltd.	226,600	8,483,904
*	Dril-Quip, Inc.	125,581	2,520,411
	Encore Energy Corp.	401,901	1,852,764
	Energy Services of America Corp.	44,874	341,491
	Epsilon Energy Ltd.	33,799	172,713
	Equitrans Midstream Corp.	253,932	2,587,567
#	Evolution Petroleum Corp.	194,809	1,092,878
#	Excelerate Energy, Inc., Class A	17,546	268,805
*	Expro Group Holdings NV	80,352	1,414,195
*	Forum Energy Technologies, Inc.	43,756	862,431
	FutureFuel Corp.	200,677	1,143,859
*	Geospace Technologies Corp.	121,063	1,823,209
#*	Green Plains, Inc.	300,570	6,230,816
*	Gulf Island Fabrication, Inc.	55,765	250,942
*	Gulfport Energy Corp.	70,166	8,904,065
*	Hallador Energy Co.	141,507	1,207,055
*	Helix Energy Solutions Group, Inc.	992,495	9,329,453
#*	Independence Contract Drilling, Inc.	16,749	35,508
	International Seaways, Inc.	256,449	13,755,924
*	Kosmos Energy Ltd.	1,070,827	6,489,212
#	Liberty Energy, Inc.	656,121	13,640,756
#*	Mammoth Energy Services, Inc.	87,294	306,402
	Mexco Energy Corp.	1,906	18,877
#*	Nabors Industries Ltd.	41,593	3,517,936
	NACCO Industries, Inc., Class A	40,634	1,474,202
*	Natural Gas Services Group, Inc.	91,766	1,341,619
*	Newpark Resources, Inc.	725,833	4,710,656
#††	Next Bridge Hydrocarbons, Inc.	18,077	52,423
#	Nordic American Tankers Ltd.	927,820	4,128,799
#	Northern Oil & Gas, Inc.	31,710	1,062,285
*	Oceaneering International, Inc.	439,356	9,129,818
#*	Oil States International, Inc.	298,957	1,844,565
*	OPAL Fuels, Inc., Class A	4,407	21,330
#	Overseas Shipholding Group, Inc., Class A	357,954	2,183,519

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Par Pacific Holdings, Inc.	310,089	$11,346,156
	Patterson-UTI Energy, Inc.	51,529	571,457
#	Peabody Energy Corp.	83,160	2,220,372
#	PHX Minerals, Inc.	151,244	482,468
*	PrimeEnergy Resources Corp.	2,472	237,806
*	ProPetro Holding Corp.	497,206	4,206,363
#	Ranger Energy Services, Inc.	59,320	602,691
*	REX American Resources Corp.	154,662	6,401,460
	Riley Exploration Permian, Inc.	5,051	112,233
#	RPC, Inc.	936,946	6,849,075
#	SandRidge Energy, Inc.	47,791	697,749
	Scorpio Tankers, Inc.	281,079	19,872,285
*	SEACOR Marine Holdings, Inc.	117,457	1,240,346
	Select Water Solutions, Inc.	440,763	3,424,728
	SFL Corp. Ltd.	889,603	10,826,468
*	SilverBow Resources, Inc.	94,248	2,503,227
#	Sitio Royalties Corp., Class A	234,924	5,010,929
#*	Smart Sand, Inc.	122,367	226,379
	Solaris Oilfield Infrastructure, Inc., Class A	136,361	1,022,707
#*	Talos Energy, Inc.	544,445	7,061,452
*	Teekay Corp.	417,513	3,753,442
	Teekay Tankers Ltd., Class A	160,516	10,040,276
#*	TETRA Technologies, Inc.	665,984	2,790,473
#*	Tidewater, Inc.	228,378	15,344,718
#	TOP Ships, Inc.	4,756	66,299
*	U.S. Silica Holdings, Inc.	335,994	3,601,856
#*	Vital Energy, Inc.	77,691	3,405,197
#	W&T Offshore, Inc.	625,425	1,901,292
#	World Kinect Corp.	400,986	9,050,254
TOTAL ENERGY			369,236,435
FINANCIALS — (20.0%)
	1st Source Corp.	198,015	10,350,244
#*	Acacia Research Corp.	85,808	335,509
#	ACNB Corp.	31,333	1,222,927
*	Affinity Bancshares, Inc.	1,853	31,001
	Alerus Financial Corp.	45,501	1,033,328
	Amalgamated Financial Corp.	131,403	3,490,064
#	A-Mark Precious Metals, Inc.	125,454	3,383,494
*	Ambac Financial Group, Inc.	289,850	4,710,062
#	Amerant Bancorp, Inc.	45,339	1,025,115
*	American Coastal Insurance Corp., Class C	6,743	78,017
*	American Equity Investment Life Holding Co.	272,564	15,048,258
	American National Bankshares, Inc.	54,415	2,464,455
	Ameris Bancorp	220,633	10,952,222
	AMERISAFE, Inc.	147,059	7,329,421
	AmeriServ Financial, Inc.	120,265	357,187
#	Ames National Corp.	31,155	658,617
#	Arrow Financial Corp.	157,474	3,966,770
#	Artisan Partners Asset Management, Inc., Class A	297,594	12,469,189
*	AssetMark Financial Holdings, Inc.	152,356	4,672,759
	Associated Banc-Corp.	433,681	9,111,638
	Associated Capital Group, Inc., Class A	12,813	435,770
	Assured Guaranty Ltd.	40,374	3,275,543
	Atlantic American Corp.	7,131	19,254
#	Atlantic Union Bankshares Corp.	396,807	13,554,927
#*	Atlanticus Holdings Corp.	115,004	3,989,489
	Auburn National BanCorp, Inc.	12,735	260,303
*	AvidXchange Holdings, Inc.	814,504	8,926,964

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Axos Financial, Inc.	274,883	$15,236,765
#	B Riley Financial, Inc.	39,589	927,174
	Banc of California, Inc.	246,596	3,398,093
	BancFirst Corp.	237,248	20,998,820
*	Bancorp, Inc.	494,971	21,600,534
#	Bank First Corp.	1,424	120,243
#	Bank of Hawaii Corp.	12,388	783,293
	Bank of Marin Bancorp	37,370	731,705
	Bank of NT Butterfield & Son Ltd.	212,744	6,452,526
	Bank7 Corp.	11,682	326,512
	BankFinancial Corp.	57,208	620,135
	BankUnited, Inc.	157,986	4,464,684
	Bankwell Financial Group, Inc.	34,572	959,373
	Banner Corp.	276,266	12,868,470
	Bar Harbor Bankshares	81,741	2,150,606
	BayCom Corp.	50,923	1,039,338
	BCB Bancorp, Inc.	138,858	1,724,616
	Berkshire Hills Bancorp, Inc.	191,189	4,588,536
	BGC Group, Inc., Class A	969,730	6,846,294
#*	Blue Foundry Bancorp	93,502	892,009
#	Bread Financial Holdings, Inc.	217,446	7,886,766
#	Bridge Investment Group Holdings, Inc., Class A	14,679	143,561
*	Bridgewater Bancshares, Inc.	35,917	449,322
	Brightsphere Investment Group, Inc.	248,928	5,506,287
	Brookline Bancorp, Inc.	333,752	3,611,197
#*	BRP Group, Inc., Class A	167,018	3,747,884
	Business First Bancshares, Inc.	73,860	1,665,543
	BV Financial, Inc.	1,149	16,075
	Byline Bancorp, Inc.	184,258	4,024,195
#	C&F Financial Corp.	18,341	1,017,925
#*	California BanCorp	3,677	93,138
*»	California First Leasing Corp.	10,510	186,552
#	Cambridge Bancorp	26,988	1,851,107
	Camden National Corp.	119,700	4,312,791
*	Cannae Holdings, Inc.	30,588	619,407
#*	Cantaloupe, Inc.	308,696	2,102,220
	Capital Bancorp, Inc.	23,535	512,122
	Capital City Bank Group, Inc.	98,473	2,814,358
	Capitol Federal Financial, Inc.	495,598	3,142,091
#	Capstar Financial Holdings, Inc.	49,945	908,500
#*	Carter Bankshares, Inc.	98,302	1,421,447
#	Cass Information Systems, Inc.	92,190	3,978,920
	Cathay General Bancorp	185,617	7,641,852
#	CB Financial Services, Inc.	1,003	23,581
*»	CCUR Holdings, Inc.	11	28,600
	Central Pacific Financial Corp.	116,245	2,240,041
	Central Valley Community Bancorp	52,909	1,027,493
	Chemung Financial Corp.	12,247	569,730
#	Citizens & Northern Corp.	54,366	1,101,999
	Citizens Community Bancorp, Inc.	8,182	99,329
#	Citizens Holding Co.	2,292	17,740
#*	Citizens, Inc.	152,157	426,040
#	City Holding Co.	117,002	11,958,774
	Civista Bancshares, Inc.	54,324	928,397
	CNB Financial Corp.	92,589	1,976,775
*	Coastal Financial Corp.	57,864	2,308,774
	Codorus Valley Bancorp, Inc.	42,706	1,006,580
#	Cohen & Steers, Inc.	117,330	8,262,379
	Colony Bankcorp, Inc.	25,068	306,582

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Columbia Financial, Inc.	359,097	$6,456,564
	Community Bank System, Inc.	64,130	2,935,230
	Community Trust Bancorp, Inc.	157,372	6,530,938
	Community West Bancshares	24,371	379,213
	ConnectOne Bancorp, Inc.	172,974	3,950,726
#*	Consumer Portfolio Services, Inc.	124,706	1,139,813
	Crawford & Co., Class A	241,413	2,930,754
	Crawford & Co., Class B	28,181	331,972
*	CrossFirst Bankshares, Inc.	183,747	2,594,508
*	Customers Bancorp, Inc.	154,585	8,261,022
	CVB Financial Corp.	152,593	2,558,985
	Diamond Hill Investment Group, Inc.	15,850	2,528,550
	Dime Community Bancshares, Inc.	345,505	7,880,969
#	Donegal Group, Inc., Class A	142,253	2,135,218
#	Donegal Group, Inc., Class B	34,951	504,343
*	Donnelley Financial Solutions, Inc.	155,898	9,684,384
	Eagle Bancorp Montana, Inc.	578	8,387
	Eagle Bancorp, Inc.	109,826	2,722,587
#*	eHealth, Inc.	123,044	836,699
	Employers Holdings, Inc.	226,428	9,446,576
#*	Encore Capital Group, Inc.	238,170	11,927,554
*	Enova International, Inc.	275,497	14,995,302
	Enterprise Bancorp, Inc.	54,056	1,536,272
	Enterprise Financial Services Corp.	214,385	8,924,848
	Equity Bancshares, Inc., Class A	64,039	2,103,681
	Esquire Financial Holdings, Inc.	29,823	1,486,975
	ESSA Bancorp, Inc.	59,731	1,135,486
	Evans Bancorp, Inc.	24,550	723,488
#	EVERTEC, Inc.	293,666	11,793,627
#*	EZCORP, Inc., Class A	454,423	3,908,038
	Farmers & Merchants Bancorp, Inc.	8,187	185,026
	Farmers National Banc Corp.	166,190	2,280,127
	FB Financial Corp.	148,965	5,548,946
	Federal Agricultural Mortgage Corp., Class A	4,200	647,514
	Federal Agricultural Mortgage Corp., Class C	80,626	15,019,818
	Federated Hermes, Inc.	214,694	7,505,702
	Fidelity D&D Bancorp, Inc.	657	32,679
	Financial Institutions, Inc.	82,887	1,732,338
*	Finwise Bancorp	7,017	96,905
	First BanCorp	1,576,127	26,289,798
	First Bancorp, Inc.	76,258	1,906,450
	First Bancorp/Southern Pines NC	227,881	7,875,567
	First Bancshares, Inc.	124,646	3,169,748
	First Bank	98,570	1,354,352
#	First Busey Corp.	262,980	6,190,549
	First Business Financial Services, Inc.	48,671	1,789,633
	First Capital, Inc.	350	10,189
	First Commonwealth Financial Corp.	738,487	10,346,203
	First Community Bankshares, Inc.	102,227	3,504,342
#	First Community Corp.	23,267	435,093
	First Financial Bancorp	498,811	11,183,343
	First Financial Corp.	94,219	3,714,113
	First Financial Northwest, Inc.	57,386	1,198,220
	First Foundation, Inc.	236,843	2,254,745
	First Hawaiian, Inc.	77,774	1,686,918
	First Internet Bancorp	48,133	1,587,426
	First Merchants Corp.	336,177	11,366,144
	First Mid Bancshares, Inc.	101,656	3,199,114
	First National Corp.	1,082	22,441

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Northwest Bancorp	43,257	$628,957
	First of Long Island Corp.	72,018	865,656
	First United Corp.	29,799	677,629
#*	First Western Financial, Inc.	9,866	168,215
	Five Star Bancorp	29,518	703,414
	Flushing Financial Corp.	253,450	4,062,803
*	Flywire Corp.	100,492	2,147,514
	FNCB Bancorp, Inc.	10,902	70,863
	Franklin Financial Services Corp.	1,044	33,742
	FS Bancorp, Inc.	42,693	1,571,956
	Fulton Financial Corp.	677,461	10,561,617
#*	FVCBankcorp, Inc.	4,180	51,289
*	Genworth Financial, Inc., Class A	2,133,102	13,161,239
#	German American Bancorp, Inc.	132,569	4,392,011
#*	GoHealth, Inc., Class A	2,046	24,163
#*	Goosehead Insurance, Inc., Class A	102,305	7,897,946
	Great Southern Bancorp, Inc.	121,894	6,349,458
*	Green Dot Corp., Class A	90,286	813,477
*	Greenlight Capital Re Ltd., Class A	150,600	1,718,346
	Guaranty Bancshares, Inc.	40,838	1,245,151
	Hanmi Financial Corp.	194,454	3,257,104
	HarborOne Bancorp, Inc.	306,434	3,346,259
	Hawthorn Bancshares, Inc.	19,768	498,154
	HBT Financial, Inc.	97,588	1,900,038
#	HCI Group, Inc.	100,407	9,003,496
	Heartland Financial USA, Inc.	154,891	5,493,984
	Heritage Commerce Corp.	254,615	2,263,527
	Heritage Financial Corp.	277,140	5,584,371
*	Heritage Global, Inc.	102,862	288,014
#*	Heritage Insurance Holdings, Inc.	141,265	850,415
	Hingham Institution For Savings The	14,698	2,717,072
	HMN Financial, Inc.	34,270	762,507
	Home Bancorp, Inc.	35,974	1,432,485
	HomeStreet, Inc.	56,526	777,798
	HomeTrust Bancshares, Inc.	66,754	1,812,371
	Hope Bancorp, Inc.	586,658	6,500,171
	Horace Mann Educators Corp.	304,047	11,198,051
#	Horizon Bancorp, Inc.	189,860	2,489,065
*	I3 Verticals, Inc., Class A	123,558	2,315,477
	Independent Bank Corp.	46,619	2,614,860
	Independent Bank Corp.	88,232	2,244,622
	Independent Bank Group, Inc.	317,914	15,371,142
	International Bancshares Corp.	222,482	11,760,399
*	International Money Express, Inc.	154,297	3,178,518
	Investar Holding Corp.	20,476	366,520
	Investors Title Co.	20,940	3,502,215
	Jackson Financial, Inc., Class A	137,637	6,891,485
	James River Group Holdings Ltd.	133,527	1,277,853
#	Katapult Holdings, Inc.	1,007	10,845
	Kearny Financial Corp.	412,840	2,984,833
	Kemper Corp.	169,823	10,189,380
	Kentucky First Federal Bancorp	40,640	158,902
*	Kingstone Cos., Inc.	22,509	72,254
#*	Lake Shore Bancorp, Inc.	4,212	48,943
	Lakeland Bancorp, Inc.	441,948	5,873,489
#	Lakeland Financial Corp.	183,511	12,287,897
#	Landmark Bancorp, Inc.	25,828	546,520
	LCNB Corp.	36,303	536,195
*	LendingClub Corp.	407,654	3,677,039

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	LendingTree, Inc.	32,497	$1,050,953
	Live Oak Bancshares, Inc.	187,845	6,831,923
*	Luther Burbank Corp.	118,562	1,138,195
	Macatawa Bank Corp.	230,816	2,460,499
	Magyar Bancorp, Inc.	25,049	288,815
*	Maiden Holdings Ltd.	332,747	585,635
	MainStreet Bancshares, Inc.	5,630	104,268
*	Marqeta, Inc., Class A	642,373	3,860,662
#	MBIA, Inc.	3,548	21,572
	Mercantile Bank Corp.	80,498	3,227,165
#	Merchants Bancorp	131,830	5,766,244
	Mercury General Corp.	251,758	10,082,908
	Meridian Corp.	6,998	84,676
#	Metrocity Bankshares, Inc.	58,106	1,388,733
#*	Metropolitan Bank Holding Corp.	9,897	479,906
	Mid Penn Bancorp, Inc.	43,028	919,939
#	Middlefield Banc Corp.	1,832	48,365
	Midland States Bancorp, Inc.	93,139	2,445,830
	MidWestOne Financial Group, Inc.	36,035	918,892
#	Moelis & Co., Class A	78,521	4,316,299
*	Mr Cooper Group, Inc.	172,045	11,588,951
#	MVB Financial Corp.	46,981	1,006,803
	National Bank Holdings Corp., Class A	248,513	8,697,955
	National Bankshares, Inc.	4,337	139,912
	National Western Life Group, Inc., Class A	16,577	8,023,268
#	Navient Corp.	474,013	8,162,504
	NBT Bancorp, Inc.	335,653	11,939,177
	Nelnet, Inc., Class A	59,790	5,209,503
*	NerdWallet, Inc., Class A	94,841	1,452,016
*	NI Holdings, Inc.	37,399	499,651
#*	Nicholas Financial, Inc.	56,162	396,504
#	Nicolet Bankshares, Inc.	64,165	4,990,112
*	NMI Holdings, Inc., Class A	581,320	18,555,734
	Northeast Bank	42,137	2,310,372
	Northeast Community Bancorp, Inc.	17,990	309,968
	Northfield Bancorp, Inc.	284,698	3,424,917
	Northrim BanCorp, Inc.	50,162	2,534,686
#	Northwest Bancshares, Inc.	1,127,349	13,945,307
#	Norwood Financial Corp.	22,723	622,383
	Oak Valley Bancorp	7,182	187,091
	OceanFirst Financial Corp.	257,962	4,444,685
*	Ocwen Financial Corp.	33,238	961,575
	OFG Bancorp	404,726	14,881,775
#	Ohio Valley Banc Corp.	18,090	435,064
	Old Second Bancorp, Inc.	161,662	2,201,836
	OP Bancorp	17,026	185,754
*	Open Lending Corp., Class A	324,422	2,381,257
*	Oportun Financial Corp.	52,069	191,614
	Oppenheimer Holdings, Inc., Class A	57,747	2,158,583
*	OptimumBank Holdings, Inc.	3,264	14,460
#	Orange County Bancorp, Inc.	710	34,463
#	Origin Bancorp, Inc.	122,382	3,732,651
	Orrstown Financial Services, Inc.	43,494	1,203,914
*	Oscar Health, Inc., Class A	464,062	5,810,056
	Pacific Premier Bancorp, Inc.	711,855	18,059,761
*	Palomar Holdings, Inc.	89,620	5,365,549
#	Park National Corp.	69,937	9,139,367
	Parke Bancorp, Inc.	39,948	739,437
	Pathfinder Bancorp, Inc.	100	1,371

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Pathward Financial, Inc.	287,658	$14,894,931
*	Paymentus Holdings, Inc., Class A	129,418	2,052,569
*	Payoneer Global, Inc.	118,179	553,078
#*	Paysafe Ltd.	107,207	1,595,240
#	PCB Bancorp	35,532	595,161
#	Peapack-Gladstone Financial Corp.	134,989	3,722,997
#	Penns Woods Bancorp, Inc.	51,480	1,109,909
#	PennyMac Financial Services, Inc.	120,968	10,550,829
	Peoples Bancorp of North Carolina, Inc.	29,492	857,922
	Peoples Bancorp, Inc.	205,490	6,020,857
	Peoples Financial Services Corp.	19,563	855,099
	Perella Weinberg Partners	136,957	1,609,245
*	Pioneer Bancorp, Inc.	16,561	161,470
	Piper Sandler Cos.	134,207	23,283,572
#	PJT Partners, Inc., Class A	59,416	5,714,037
	Plumas Bancorp	8,413	296,811
*	Ponce Financial Group, Inc.	49,684	450,137
*	PRA Group, Inc.	97,947	2,230,253
#	Preferred Bank	120,502	8,656,864
	Premier Financial Corp.	178,693	3,732,897
	Primis Financial Corp.	107,217	1,415,264
#	Princeton Bancorp, Inc.	2,150	70,219
	ProAssurance Corp.	222,036	2,988,605
*	PROG Holdings, Inc.	235,156	7,205,180
*	Provident Bancorp, Inc.	29,130	316,643
	Provident Financial Holdings, Inc.	67,417	1,017,997
	Provident Financial Services, Inc.	198,743	3,289,197
	QCR Holdings, Inc.	105,948	6,188,423
	RBB Bancorp	32,835	580,851
#	Red River Bancshares, Inc.	6,251	320,114
	Regional Management Corp.	74,624	1,819,333
*	Remitly Global, Inc.	59,872	1,026,206
	Renasant Corp.	367,600	11,627,188
*	Repay Holdings Corp.	347,679	2,725,803
	Republic Bancorp, Inc., Class A	172,853	8,848,345
	Richmond Mutual BanCorp, Inc.	3,990	45,965
	Riverview Bancorp, Inc.	181,784	997,994
	S&T Bancorp, Inc.	233,113	7,771,987
	Safety Insurance Group, Inc.	116,851	9,734,857
	Sandy Spring Bancorp, Inc.	167,880	4,092,914
	SB Financial Group, Inc.	8,523	130,572
	Seacoast Banking Corp. of Florida	349,893	8,593,372
*	Security National Financial Corp., Class A	73,187	573,054
	Shore Bancshares, Inc.	35,405	458,141
	Sierra Bancorp	105,591	2,191,013
	Silvercrest Asset Management Group, Inc., Class A	34,585	576,878
	Simmons First National Corp., Class A	895,728	17,027,789
#*	SiriusPoint Ltd.	653,647	7,713,035
	SmartFinancial, Inc.	72,921	1,696,142
	Sound Financial Bancorp, Inc.	300	11,823
	South Plains Financial, Inc.	57,703	1,562,597
*	Southern First Bancshares, Inc.	69,944	2,622,201
#	Southern Missouri Bancorp, Inc.	49,412	2,154,857
	Southern States Bancshares, Inc.	14,216	363,361
#	Southside Bancshares, Inc.	201,800	6,316,340
#	Stellar Bancorp, Inc.	130,631	3,269,694
	StepStone Group, Inc., Class A	56,449	1,888,219
#*	Sterling Bancorp, Inc.	117,306	634,625
#	Stewart Information Services Corp.	200,788	12,380,588

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Stock Yards Bancorp, Inc.	194,594	$9,675,214
*	StoneX Group, Inc.	226,750	14,908,812
	Summit Financial Group, Inc.	65,399	1,850,138
	Summit State Bank	3,397	39,949
	Territorial Bancorp, Inc.	38,622	414,800
*	Texas Capital Bancshares, Inc.	204,783	12,491,763
*	Third Coast Bancshares, Inc.	16,260	308,940
	Timberland Bancorp, Inc.	70,916	1,983,521
	Tiptree, Inc.	258,075	4,885,360
	Tompkins Financial Corp.	93,708	4,628,238
	Towne Bank	275,646	7,748,409
	TriCo Bancshares	226,614	8,237,419
*	Triumph Financial, Inc.	200,880	14,192,172
#*	Trupanion, Inc.	1,497	40,718
	TrustCo Bank Corp.	82,896	2,395,694
	Trustmark Corp.	199,960	5,396,920
	U.S. Global Investors, Inc., Class A	10,779	31,475
*»	Unico American Corp.	95,372	954
#	Union Bankshares, Inc.	14,917	447,062
	United Bancorp, Inc.	2,991	36,012
	United Bancshares, Inc.	7,872	150,434
	United Community Banks, Inc.	87,549	2,393,590
	United Fire Group, Inc.	221,258	4,958,392
	United Security Bancshares	47,552	382,794
	Unity Bancorp, Inc.	57,280	1,568,899
	Universal Insurance Holdings, Inc.	295,542	4,911,908
	Univest Financial Corp.	145,094	3,081,797
*	USCB Financial Holdings, Inc.	12,890	156,356
#	Value Line, Inc.	54,997	2,452,866
#*	Velocity Financial, Inc.	14,156	222,957
	Veritex Holdings, Inc.	216,092	4,540,093
	Victory Capital Holdings, Inc., Class A	273,580	9,227,853
	Virginia National Bankshares Corp.	4,265	140,788
	Virtu Financial, Inc., Class A	131,170	2,202,344
#	Virtus Investment Partners, Inc.	58,936	13,915,379
	WaFd, Inc.	280,247	8,138,373
	Walker & Dunlop, Inc.	141,082	13,627,110
	Washington Trust Bancorp, Inc.	128,009	3,559,930
	Waterstone Financial, Inc.	167,873	2,232,711
	WesBanco, Inc.	432,200	12,680,748
#	West BanCorp, Inc.	140,829	2,648,993
	Westamerica BanCorp	108,286	5,167,408
	Western New England Bancorp, Inc.	148,393	1,262,824
	Westwood Holdings Group, Inc.	27,377	336,737
	White Mountains Insurance Group Ltd.	4,310	6,792,431
#	WisdomTree, Inc.	648,981	4,393,601
#*	World Acceptance Corp.	63,898	8,390,446
	WSFS Financial Corp.	423,973	18,871,038
	WVS Financial Corp.	7,905	105,136
TOTAL FINANCIALS			1,468,914,430
HEALTH CARE — (9.9%)
#*	4D Molecular Therapeutics, Inc.	157,943	2,724,517
*	AC Immune SA	10,530	33,801
*	Accolade, Inc.	97,891	1,108,126
#*	Accuray, Inc.	517,851	1,341,234
††	Achillion Pharmaceuticals, Inc.	895,529	241,793
#*	Actinium Pharmaceuticals, Inc.	52,101	280,303
#*	Adaptive Biotechnologies Corp.	77,294	283,669

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Addus HomeCare Corp.	116,046	$10,049,584
*	ADMA Biologics, Inc.	961,282	4,989,054
#††	Aduro Biotech, Inc.	3,260	3,227
*	Agios Pharmaceuticals, Inc.	315,792	7,143,215
††	Albireo Pharma, Inc.	44,018	238,137
#*	Aldeyra Therapeutics, Inc.	247,718	775,357
*	Alector, Inc.	266,468	1,588,149
*	Allogene Therapeutics, Inc.	4,824	16,980
*	Alpine Immune Sciences, Inc.	88,907	2,365,815
*	Amedisys, Inc.	28,208	2,659,168
*	American Shared Hospital Services	5,689	15,190
#*	Amneal Pharmaceuticals, Inc.	578,810	3,096,633
#*	Amphastar Pharmaceuticals, Inc.	363,850	19,415,036
#*	AnaptysBio, Inc.	121,414	2,865,370
*	AngioDynamics, Inc.	146,115	862,079
*	ANI Pharmaceuticals, Inc.	86,385	4,822,011
*	Anika Therapeutics, Inc.	113,374	2,666,556
#*	Apollo Medical Holdings, Inc.	184,216	6,401,506
*	Apyx Medical Corp.	52,396	117,367
#*	ARCA biopharma, Inc.	32,400	51,516
#*	Arcturus Therapeutics Holdings, Inc.	122,352	4,033,945
*	Arcus Biosciences, Inc.	168,421	2,549,894
#*	ARS Pharmaceuticals, Inc.	44,286	275,016
#*	Artivion, Inc.	288,919	4,830,726
#*	Arvinas, Inc.	77,158	3,202,057
*	Atea Pharmaceuticals, Inc.	54,751	227,764
*	AtriCure, Inc.	240,280	8,183,937
#	Atrion Corp.	13,689	4,654,260
*	Aura Biosciences, Inc.	64,409	495,949
*	Avanos Medical, Inc.	181,516	3,483,292
#*	Avid Bioservices, Inc.	34,488	233,484
#*	Avita Medical, Inc.	12,248	205,276
*	Axogen, Inc.	25,809	249,573
*	Axonics, Inc.	207,632	14,094,060
*	Aytu BioPharma, Inc.	3,228	8,812
*	Azenta, Inc.	19,985	1,303,022
#*	BioLife Solutions, Inc.	31,965	543,405
#*	Biomea Fusion, Inc.	20,772	375,558
*	Black Diamond Therapeutics, Inc.	9,979	38,319
#*	Bluebird Bio, Inc.	332,877	339,535
#*	Brookdale Senior Living, Inc.	809,852	4,429,890
*	Cabaletta Bio, Inc.	11,728	240,189
*	CareDx, Inc.	61,302	524,745
#*	Caribou Biosciences, Inc.	376,947	2,310,685
*	Castle Biosciences, Inc.	15,521	358,225
*	Catalyst Pharmaceuticals, Inc.	713,683	10,277,035
#*	Celcuity, Inc.	7,153	108,010
#*	Celldex Therapeutics, Inc.	64,099	2,257,567
#*	Certara, Inc.	265,583	4,291,821
	CervoMed, Inc.	1,022	8,748
*	Champions Oncology, Inc.	3,111	18,075
#*	Check Cap Ltd.	14,898	31,435
#††	Chinook Therapeutics, Inc.	384,400	111,476
#*	Codexis, Inc.	14,875	39,121
*	Cogent Biosciences, Inc.	360,989	1,599,181
#*	Collegium Pharmaceutical, Inc.	232,091	7,649,719
*	Community Health Systems, Inc.	136,679	501,612
*	Computer Programs & Systems, Inc.	77,793	788,043
#	CONMED Corp.	93,451	8,933,916

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Corcept Therapeutics, Inc.	464,405	$9,798,945
*	CorVel Corp.	158,162	37,221,845
*	Crinetics Pharmaceuticals, Inc.	137,584	5,019,064
*	Cross Country Healthcare, Inc.	296,441	6,299,371
*	CryoPort, Inc.	3,449	50,045
#*	Cue Biopharma, Inc.	109,112	288,056
*	Cullinan Oncology, Inc.	134,587	2,037,647
*	Cumberland Pharmaceuticals, Inc.	47,772	99,366
#*††	Curative Health Services, Inc.	113,000	0
#*	CVRx, Inc.	235	5,903
*	Cymabay Therapeutics, Inc.	320,927	7,544,994
#*	Cytek Biosciences, Inc.	43,215	326,273
*	Day One Biopharmaceuticals, Inc.	202,860	3,053,043
*	Deciphera Pharmaceuticals, Inc.	341,481	4,890,008
#*	Definitive Healthcare Corp.	34,625	294,313
*	Denali Therapeutics, Inc.	46,465	743,905
	Dianthus Therapeutics, Inc.	3,308	62,852
#*	Dynavax Technologies Corp.	561,526	7,254,916
*	Dyne Therapeutics, Inc.	73,729	1,577,801
*	Eagle Pharmaceuticals, Inc.	4,999	29,294
#	Edesa Biotech, Inc.	7,911	35,520
*	Edgewise Therapeutics, Inc.	12,830	228,759
#*	Editas Medicine, Inc.	303,952	2,136,783
#*	Electromed, Inc.	44,680	449,034
#*	Enhabit, Inc.	172,356	1,739,072
*	Enovis Corp.	136,699	8,024,231
*	Enzo Biochem, Inc.	40,242	50,705
*	Erasca, Inc.	35,337	59,013
#*	Eton Pharmaceuticals, Inc.	3,315	15,481
#*	Evolent Health, Inc., Class A	309,655	9,106,954
*	FONAR Corp.	54,951	1,074,842
#*	Fulcrum Therapeutics, Inc.	258,212	1,864,291
#*	Fulgent Genetics, Inc.	127,700	3,140,143
*	Generation Bio Co.	5,296	9,956
#*	Glaukos Corp.	198,939	17,711,539
#*	GoodRx Holdings, Inc., Class A	45,246	271,476
#*	Harmony Biosciences Holdings, Inc.	90,458	2,853,045
#*	Harrow, Inc.	12,649	120,545
*	Harvard Bioscience, Inc.	211,453	930,393
*	Health Catalyst, Inc.	87,730	857,122
	HealthStream, Inc.	263,522	7,014,956
*	HilleVax, Inc.	14,024	198,720
*	Hims & Hers Health, Inc.	469,950	4,032,171
*	iCAD, Inc.	47,510	64,139
*	Ideaya Biosciences, Inc.	270,006	11,753,361
*	ImmuCell Corp.	1,763	9,362
#*	Immunome, Inc.	4,456	73,836
#*	Immunovant, Inc.	104,736	3,813,438
*	Inari Medical, Inc.	79,561	4,530,999
*	InfuSystem Holdings, Inc.	92,084	849,935
#*	Inmune Bio, Inc.	5,679	67,750
#*	Innoviva, Inc.	402,219	6,515,948
#*	Integer Holdings Corp.	153,874	15,590,514
*	Iovance Biotherapeutics, Inc.	104,225	805,659
	iRadimed Corp.	56,210	2,327,656
#*	Ironwood Pharmaceuticals, Inc.	83,345	1,182,666
*	iTeos Therapeutics, Inc.	3,502	34,845
*	Janux Therapeutics, Inc.	2,981	25,517
#*	Joint Corp.	8,299	80,998

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	KalVista Pharmaceuticals, Inc.	124,102	$1,957,089
*	Keros Therapeutics, Inc.	19,472	1,077,970
*	Kewaunee Scientific Corp.	26,379	757,341
*	Kiniksa Pharmaceuticals Ltd., Class A	59,547	1,049,814
*	Kodiak Sciences, Inc.	56,039	224,716
*	Krystal Biotech, Inc.	144,924	16,122,795
*	Kura Oncology, Inc.	248,694	5,008,697
*	Larimar Therapeutics, Inc.	41,139	238,195
#	LeMaitre Vascular, Inc.	171,467	9,951,945
*	LENSAR, Inc.	81,309	288,647
#*	LifeStance Health Group, Inc.	119,967	717,403
*	Ligand Pharmaceuticals, Inc.	77,764	5,684,548
*	LivaNova PLC	123,849	6,028,969
*	Longboard Pharmaceuticals, Inc.	12,626	268,176
*	Lyra Therapeutics, Inc.	53,050	241,378
#*	MacroGenics, Inc.	363,770	5,201,911
*	MaxCyte, Inc.	102,182	520,106
*	MeiraGTx Holdings PLC	83,880	509,152
#*	Merrimack Pharmaceuticals, Inc.	145,158	1,945,117
	Mesa Laboratories, Inc.	259	23,730
*	MiMedx Group, Inc.	35,632	275,792
#»	Mirati Therapeutics, Inc.	65,800	46,060
*	ModivCare, Inc.	108,547	4,316,914
#*	Monte Rosa Therapeutics, Inc.	7,043	37,293
*	Morphic Holding, Inc.	59,839	1,896,298
*	Myriad Genetics, Inc.	357,438	7,645,599
	National HealthCare Corp.	107,117	9,966,166
	National Research Corp.	222,620	8,771,228
#*	Nautilus Biotechnology, Inc.	87,150	242,277
#*	NeoGenomics, Inc.	537,962	7,988,736
*»	Neoleukin Therapeutics, Inc.	2,887	0
	Neurogene, Inc.	721	21,745
*	Nexgel, Inc.	198	445
#*	Nurix Therapeutics, Inc.	123,689	977,143
#*	Olema Pharmaceuticals, Inc.	255,760	3,335,110
*	OmniAb, Inc.	493,279	2,861,018
*»	OmniAb, Inc.	35,754	0
*»	OmniAb, Inc.	35,754	0
††	Opiant Pharmaceuticals, Inc.	15,320	1,838
#*	OptimizeRx Corp.	42,450	599,394
*	OraSure Technologies, Inc.	327,154	2,411,125
*	Organogenesis Holdings, Inc.	129,316	426,743
#*	ORIC Pharmaceuticals, Inc.	4,496	49,411
#*	OrthoPediatrics Corp.	27,117	708,296
#*	Ovid therapeutics, Inc.	75,605	292,591
#*	Owens & Minor, Inc.	354,198	6,981,243
#*	Pacific Biosciences of California, Inc.	741,854	4,829,470
*	Pacira BioSciences, Inc.	65,668	2,140,120
#	Patterson Cos., Inc.	395,339	11,804,823
#*††	PDL BioPharma, Inc.	616,320	992,275
#*	PDS Biotechnology Corp.	14,335	76,692
*	Pediatrix Medical Group, Inc.	124,789	1,168,025
*	Pennant Group, Inc.	236,375	3,547,989
*	PetIQ, Inc.	124,940	2,245,172
	Phibro Animal Health Corp., Class A	88,080	952,145
#*	Phreesia, Inc.	48,618	1,238,787
*	PMV Pharmaceuticals, Inc.	155,064	272,913
#*	Poseida Therapeutics, Inc.	62,027	213,373
	Premier, Inc., Class A	526,158	11,375,536

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Prestige Consumer Healthcare, Inc.	285,192	$17,550,716
#*	Privia Health Group, Inc.	43,474	876,436
#*	Pro-Dex, Inc.	376	8,159
#*	Protagonist Therapeutics, Inc.	213,059	5,328,606
#*	Prothena Corp. PLC	219,867	6,242,024
*	Pulmonx Corp.	103,594	1,375,728
*	Puma Biotechnology, Inc.	96,384	453,005
*	Quanterix Corp.	160,337	3,541,844
*	RadNet, Inc.	388,934	14,378,890
#*	RAPT Therapeutics, Inc.	136,463	3,377,459
#*	Recursion Pharmaceuticals, Inc., Class A	805,114	7,576,123
#*	REGENXBIO, Inc.	117,473	1,447,267
*	Relay Therapeutics, Inc.	19,795	183,104
#*	Renovaro Biosciences, Inc.	14,946	65,314
#*	Replimune Group, Inc.	251,428	1,951,081
#*	REVOLUTION Medicines, Inc.	249,908	6,934,947
*	Rocket Pharmaceuticals, Inc.	294,454	8,459,663
*	RxSight, Inc.	18,095	823,503
*	Sage Therapeutics, Inc.	2,797	71,715
#*	Sanara Medtech, Inc.	314	10,613
#*	Savara, Inc.	52,313	258,426
#*	Scholar Rock Holding Corp.	145,728	2,032,906
#*	Schrodinger, Inc.	299,226	7,914,528
#*	scPharmaceuticals, Inc.	24,981	122,407
	Select Medical Holdings Corp.	151,514	3,937,849
#*	Semler Scientific, Inc.	29,640	1,312,756
*	Shattuck Labs, Inc.	210	1,982
#*	SI-BONE, Inc.	116,628	2,357,052
#	SIGA Technologies, Inc.	298,070	1,454,582
#	Simulations Plus, Inc.	86,274	3,269,785
*	Soleno Therapeutics, Inc.	4,472	207,277
#*	SpringWorks Therapeutics, Inc.	267,153	11,789,462
#*	Standard BioTools, Inc.	191,282	434,210
††	Strongbridge Biopharma	9,014	2,409
*	Supernus Pharmaceuticals, Inc.	314,990	8,718,923
#*	Surmodics, Inc.	74,836	2,634,976
*	Sutro Biopharma, Inc.	22,829	99,078
*	Tactile Systems Technology, Inc.	42,440	643,815
#*	Tango Therapeutics, Inc.	33,690	395,858
*	Taro Pharmaceutical Industries Ltd.	49,657	2,137,734
#*	Tarsus Pharmaceuticals, Inc.	112,666	3,069,022
#*	Tenaya Therapeutics, Inc.	2,827	11,888
#*	Terns Pharmaceuticals, Inc.	5,287	27,387
#	Tourmaline Bio, Inc.	395	13,189
#*	Twist Bioscience Corp.	245,063	7,940,041
#*	Tyra Biosciences, Inc.	2,087	27,966
*††	U.S. Diagnostic, Inc.	3	0
#	U.S. Physical Therapy, Inc.	94,167	8,687,847
*	UFP Technologies, Inc.	44,298	7,464,656
#	Utah Medical Products, Inc.	46,317	3,668,770
*	Vanda Pharmaceuticals, Inc.	150,397	541,429
#*	Varex Imaging Corp.	262,008	5,048,894
*	Veracyte, Inc.	314,975	7,880,674
#*	Veradigm, Inc.	854,364	7,800,343
*	Vericel Corp.	203,615	8,751,373
#*	Viking Therapeutics, Inc.	1,502	36,258
*	Viridian Therapeutics, Inc.	4,227	81,370
*	Voyager Therapeutics, Inc.	139,286	1,012,609
#*	XBiotech, Inc.	15,235	69,929

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Xencor, Inc.	115,371	$2,157,438
*	Xenon Pharmaceuticals, Inc.	22,924	1,036,623
#*	XOMA Corp.	5,094	101,727
#*	Y-mAbs Therapeutics, Inc.	136,671	1,748,022
*	Zentalis Pharmaceuticals, Inc.	199,218	2,360,733
*	Zevra Therapeutics, Inc.	4,679	27,091
*	Zimvie, Inc.	67,733	1,183,973
*	Zymeworks, Inc.	24,890	269,808
TOTAL HEALTH CARE			726,140,541
INDUSTRIALS — (18.8%)
	AAON, Inc.	84	5,893
*	AAR Corp.	264,917	16,112,252
	ABM Industries, Inc.	250,502	10,217,977
	ACCO Brands Corp.	612,618	3,724,717
#	Acme United Corp.	32,984	1,579,274
*	ACV Auctions, Inc., Class A	479,361	6,217,312
*	AeroVironment, Inc.	140,696	16,973,565
*	AerSale Corp.	69,842	649,531
#*	Air Transport Services Group, Inc.	436,117	6,755,452
	Alamo Group, Inc.	91,149	19,349,110
	Albany International Corp., Class A	178,866	15,902,976
#	Allegiant Travel Co.	73,787	5,784,901
	Allient, Inc.	107,019	2,981,549
#	Alta Equipment Group, Inc.	113,749	1,217,114
#*	Ameresco, Inc., Class A	155,020	3,167,059
#*	American Superconductor Corp.	79,416	873,576
*	American Woodmark Corp.	129,866	11,854,169
	Apogee Enterprises, Inc.	197,436	10,426,595
	ARC Document Solutions, Inc.	18,766	55,360
	ArcBest Corp.	191,857	22,855,924
	Arcosa, Inc.	62,744	4,911,600
	Argan, Inc.	120,680	5,349,744
#	Armstrong World Industries, Inc.	45,805	4,544,314
#*	Array Technologies, Inc.	312,590	4,138,692
	Astec Industries, Inc.	173,758	6,185,785
*	Astronics Corp.	132,624	2,242,672
#*	Astronics Corp., Class B	36,203	612,555
#*	Asure Software, Inc.	21,321	188,478
*	AZEK Co., Inc.	28,465	1,097,610
#	AZZ, Inc.	55,761	3,482,274
	Barnes Group, Inc.	188,294	6,234,414
	Barrett Business Services, Inc.	40,155	4,508,202
	BGSF, Inc.	28,240	288,048
*	BlueLinx Holdings, Inc.	43,609	5,029,862
	Boise Cascade Co.	282,825	38,311,475
*	Bowman Consulting Group Ltd.	16,067	504,664
	Brady Corp., Class A	106,793	6,432,142
*	BrightView Holdings, Inc.	136,283	1,217,007
	Brink's Co.	75,327	6,089,435
*	Broadwind, Inc.	7,587	17,754
	Cadeler AS, ADR	111,463	2,015,251
	Cadre Holdings, Inc.	21,766	739,826
*	CBIZ, Inc.	406,188	25,857,928
*	CECO Environmental Corp.	251,431	4,860,161
	Chicago Rivet & Machine Co.	17,700	316,297
*	Cimpress PLC	94,876	7,136,573
	Civeo Corp.	49,684	1,102,985
	Columbus McKinnon Corp.	162,185	6,336,568

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Commercial Vehicle Group, Inc.	123,112	$798,997
#	CompX International, Inc.	22,380	539,806
*	Concrete Pumping Holdings, Inc.	134,101	1,035,260
*	Conduent, Inc.	818,710	2,947,356
#*	Construction Partners, Inc., Class A	183,397	8,344,564
	Copa Holdings SA, Class A	34,343	3,298,989
#††	Costa Communications, Inc.	22,311	29,451
#	Costamare, Inc.	724,227	7,756,471
	Covenant Logistics Group, Inc.	58,109	2,808,989
	CRA International, Inc.	82,906	8,890,839
#	CSG Systems International, Inc.	226,031	11,371,620
	CSW Industrials, Inc.	68,883	14,573,576
*	Custom Truck One Source, Inc.	64,935	424,675
#*	Daseke, Inc.	61,613	501,530
#	Deluxe Corp.	156,055	2,951,000
*	Distribution Solutions Group, Inc.	136,930	4,370,806
*	DLH Holdings Corp.	14,417	226,347
*	DNOW, Inc.	585,005	5,902,700
	Douglas Dynamics, Inc.	198,169	4,983,950
*	Ducommun, Inc.	98,591	4,865,466
*	DXP Enterprises, Inc.	106,385	3,427,725
*	Dycom Industries, Inc.	68,493	7,650,668
#	Eagle Bulk Shipping, Inc.	61,261	3,377,319
	Eastern Co.	56,600	1,391,794
#	Encore Wire Corp.	95,610	21,560,055
*	Energy Recovery, Inc.	297,322	4,611,464
	Enerpac Tool Group Corp.	274,712	8,579,256
	EnerSys	12,070	1,153,530
	Ennis, Inc.	219,027	4,461,580
	Enpro, Inc.	125,591	18,760,784
*	Enviri Corp.	280,823	2,417,886
	ESCO Technologies, Inc.	174,924	17,819,508
	Espey Mfg. & Electronics Corp.	35,187	774,114
#	EVI Industries, Inc.	36,137	834,403
	Federal Signal Corp.	256,884	19,774,930
#	First Advantage Corp.	185,322	3,033,721
*	Forrester Research, Inc.	192,371	4,901,613
	Forward Air Corp.	191,213	8,476,472
*	Franklin Covey Co.	148,131	5,990,418
*	Gates Industrial Corp. PLC	26,685	343,703
#	Genco Shipping & Trading Ltd.	199,672	3,502,247
*	Gencor Industries, Inc.	55,104	859,622
*	Gibraltar Industries, Inc.	212,636	17,206,505
	Global Industrial Co.	297,670	12,659,905
*	GMS, Inc.	223,238	18,787,710
	Gorman-Rupp Co.	234,749	7,838,269
#	GrafTech International Ltd.	126,054	167,652
*	Graham Corp.	86,246	1,678,347
	Granite Construction, Inc.	297,076	13,401,098
*	Great Lakes Dredge & Dock Corp.	308,009	2,353,189
#	Greenbrier Cos., Inc.	228,037	10,366,562
	Griffon Corp.	402,713	23,462,059
	H&E Equipment Services, Inc.	280,843	15,106,545
#*	Hayward Holdings, Inc.	167,810	2,100,981
*	Healthcare Services Group, Inc.	146,491	1,382,875
#	Heartland Express, Inc.	210,677	2,728,267
	Heidrick & Struggles International, Inc.	134,951	4,044,481
	Helios Technologies, Inc.	244,713	10,096,858
	Herc Holdings, Inc.	32,983	4,864,663

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Hillenbrand, Inc.	89,764	$4,180,310
*	Hillman Solutions Corp.	128,527	1,129,752
	HireQuest, Inc.	878	11,677
*	HireRight Holdings Corp.	19,520	242,048
#	HNI Corp.	170,593	6,946,547
*	Hub Group, Inc., Class A	393,428	17,814,420
*	Hudson Global, Inc.	3,195	47,126
#*	Hudson Technologies, Inc.	173,327	2,197,786
	Hurco Cos., Inc.	50,036	1,206,368
*	Huron Consulting Group, Inc.	170,273	17,628,364
	Hyster-Yale Materials Handling, Inc.	96,179	6,320,884
*	IBEX Holdings Ltd.	5,619	101,254
	ICF International, Inc.	129,423	17,994,974
*	IES Holdings, Inc.	156,480	12,825,101
#*	Innodata, Inc.	25,888	268,459
*	Innovative Solutions & Support, Inc.	137,613	1,120,170
	Insteel Industries, Inc.	156,860	5,432,062
	Interface, Inc.	252,933	3,138,899
*	Janus International Group, Inc.	289,414	4,095,208
*	JELD-WEN Holding, Inc.	299,646	5,573,416
#	Kadant, Inc.	84,503	24,167,858
	Kaman Corp.	203,090	9,149,205
	Karat Packaging, Inc.	4,702	113,412
	Kelly Services, Inc., Class A	310,302	6,376,706
	Kennametal, Inc.	320,400	7,856,208
#	Kforce, Inc.	169,253	11,568,443
	Korn Ferry	115,536	6,778,497
*	Kratos Defense & Security Solutions, Inc.	580,592	9,829,423
*	L B Foster Co., Class A	98,654	2,268,055
*	Limbach Holdings, Inc.	97,186	4,178,998
	Lindsay Corp.	81,445	10,596,809
*	Liquidity Services, Inc.	205,898	3,592,920
*	LS Starrett Co., Class A	10,210	136,814
	LSI Industries, Inc.	239,767	3,275,217
	Luxfer Holdings PLC	11,118	91,501
*	Manitex International, Inc.	45,726	342,030
*	Manitowoc Co., Inc.	151,730	2,442,853
#	Marten Transport Ltd.	621,259	11,493,292
*	Masonite International Corp.	108,242	9,963,676
*	Mastech Digital, Inc.	59,786	514,160
*	Matrix Service Co.	152,479	1,415,005
	Matson, Inc.	225,848	25,301,751
	Matthews International Corp., Class A	152,567	5,019,454
#*	Mayville Engineering Co., Inc.	37,170	471,687
	McGrath RentCorp	184,266	23,153,023
*	Mercury Systems, Inc.	99,009	2,936,607
	Miller Industries, Inc.	87,308	3,514,147
	MillerKnoll, Inc.	98,858	2,628,634
*	Mistras Group, Inc.	104,430	811,421
*	Montrose Environmental Group, Inc.	57,920	1,691,843
	Moog, Inc., Class A	51,733	7,232,273
*	MRC Global, Inc.	435,958	4,647,312
	Mueller Water Products, Inc., Class A	903,193	12,382,776
*	MYR Group, Inc.	136,039	19,569,210
	National Presto Industries, Inc.	54,899	4,346,354
	NL Industries, Inc.	100,326	526,712
*	Northwest Pipe Co.	91,196	2,769,623
*	NV5 Global, Inc.	68,516	7,186,643
#	Omega Flex, Inc.	92,135	6,427,338

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	OPENLANE, Inc.	513,182	$7,225,603
*	Orion Group Holdings, Inc.	177,528	1,004,808
*	PAM Transportation Services, Inc.	163,228	3,380,452
	Pangaea Logistics Solutions Ltd.	67,554	629,603
#	Park Aerospace Corp.	149,415	2,203,871
	Park-Ohio Holdings Corp.	117,622	2,909,968
#*	Performant Financial Corp.	42,091	118,697
#*	Perma-Fix Environmental Services, Inc.	4,843	38,260
*	Perma-Pipe International Holdings, Inc.	55,119	442,606
*	PGT Innovations, Inc.	440,554	18,159,636
#	Pitney Bowes, Inc.	378,862	1,557,123
	Powell Industries, Inc.	112,544	13,339,840
	Preformed Line Products Co.	51,179	6,256,633
	Primoris Services Corp.	361,141	11,845,425
*	Proto Labs, Inc.	58,991	2,128,985
*	Quad/Graphics, Inc.	361,051	1,971,338
	Quanex Building Products Corp.	278,645	8,699,297
*	Quest Resource Holding Corp.	1,700	11,730
*	Radiant Logistics, Inc.	221,650	1,360,931
*	RCM Technologies, Inc.	15,580	429,229
*	Resideo Technologies, Inc.	253,948	4,258,708
	Resources Connection, Inc.	215,791	2,904,547
	REV Group, Inc.	257,651	5,029,348
	Rush Enterprises, Inc., Class A	368,286	16,539,724
#	Rush Enterprises, Inc., Class B	203,494	9,619,161
*	Servotronics, Inc.	24,804	321,212
	Shyft Group, Inc.	254,613	2,757,459
*	SIFCO Industries, Inc.	45,608	140,473
*	SkyWest, Inc.	213,560	11,374,206
*	SP Plus Corp.	178,296	9,223,252
#	Spirit Airlines, Inc.	148,318	932,920
*	SPX Technologies, Inc.	189,038	19,024,784
	Standex International Corp.	87,438	12,911,095
	Steelcase, Inc., Class A	327,563	4,153,499
#*	Sterling Check Corp.	35,646	486,211
*	Sterling Infrastructure, Inc.	144,036	10,817,104
*	Stratasys Ltd.	117,010	1,546,872
#	Tecnoglass, Inc.	180,436	8,301,860
	Tennant Co.	138,250	13,067,390
	Terex Corp.	171,708	10,548,022
	Textainer Group Holdings Ltd.	264,433	13,129,098
*	Thermon Group Holdings, Inc.	155,845	5,108,599
*	Titan International, Inc.	374,549	5,528,343
*	Titan Machinery, Inc.	115,470	3,086,513
#*	Transcat, Inc.	44,874	4,937,935
	Trinity Industries, Inc.	358,905	9,022,872
*	Triumph Group, Inc.	16,917	274,055
*	TrueBlue, Inc.	257,774	3,552,126
	TTEC Holdings, Inc.	76,288	1,554,749
*	Tutor Perini Corp.	225,294	2,018,634
	Twin Disc, Inc.	88,449	1,352,385
#*††	U.S. Airways Group, Inc.	5,375	0
*	Ultralife Corp.	93,981	664,446
	Universal Logistics Holdings, Inc.	106,109	3,238,447
*	V2X, Inc.	47,027	1,828,880
#*	Verra Mobility Corp.	385,526	9,217,927
*	Viad Corp.	34,187	1,130,222
#*	Vicor Corp.	72,418	2,727,986
#	Virco Mfg. Corp.	133,476	1,599,043

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	VSE Corp.	75,217	$4,671,728
#	Wabash National Corp.	457,466	11,573,890
	Werner Enterprises, Inc.	163,849	6,480,228
*	Willdan Group, Inc.	47,861	916,060
*	Willis Lease Finance Corp.	74,923	3,671,976
TOTAL INDUSTRIALS			1,375,028,531
INFORMATION TECHNOLOGY — (10.0%)
#*	8x8, Inc.	204,345	686,599
*	908 Devices, Inc.	3,160	22,373
	A10 Networks, Inc.	411,676	5,504,108
*	ACI Worldwide, Inc.	450,684	13,552,068
#	Adeia, Inc.	522,819	6,347,023
#	Advanced Energy Industries, Inc.	42,671	4,445,465
#*	Aehr Test Systems	125,336	1,861,240
*	Agilysys, Inc.	187,965	15,734,550
#*	Airgain, Inc.	34,671	143,885
#*	Alarm.com Holdings, Inc.	201,668	12,265,448
*	Alithya Group, Inc., Class A	86,816	103,311
*	Alkami Technology, Inc.	148,050	3,644,991
*	Alpha & Omega Semiconductor Ltd.	192,304	4,934,521
*	Ambarella, Inc.	125,381	6,590,025
	American Software, Inc., Class A	224,960	2,548,797
*	Amplitude, Inc., Class A	62,913	815,352
#*	Amtech Systems, Inc.	67,667	276,081
*	Arlo Technologies, Inc.	12,353	109,695
#*	AstroNova, Inc.	59,126	1,042,391
#*	AvePoint, Inc.	268,841	2,070,076
*	Aviat Networks, Inc.	29,230	871,931
*	Aware, Inc.	106,294	164,756
#*	Axcelis Technologies, Inc.	1,392	181,030
*	AXT, Inc.	180,441	443,885
#	Badger Meter, Inc.	69,703	10,036,535
	Bel Fuse, Inc., Class A	33,047	2,350,633
	Bel Fuse, Inc., Class B	83,530	5,584,816
	Belden, Inc.	204,344	15,158,238
	Benchmark Electronics, Inc.	296,235	8,033,893
*	BK Technologies Corp.	9,350	111,265
*	Blackbaud, Inc.	87,887	7,111,816
*	Calix, Inc.	288,495	9,572,264
*	Cambium Networks Corp.	52,726	224,085
*	Cerence, Inc.	55,844	1,117,997
*	CEVA, Inc.	154,528	2,966,938
#*	Cleanspark, Inc.	651,738	5,246,491
#*	Clearfield, Inc.	10,284	259,054
	Climb Global Solutions, Inc.	32,917	1,817,677
*	Cognyte Software Ltd.	10,134	71,749
*	Cohu, Inc.	288,294	9,185,047
*	CommVault Systems, Inc.	102,496	9,396,833
	Comtech Telecommunications Corp.	108,238	685,147
#*	Consensus Cloud Solutions, Inc.	3,397	73,851
#*	CoreCard Corp.	5,645	68,304
*	Corsair Gaming, Inc.	342,256	4,356,919
#	Crane NXT Co.	79,968	4,660,535
*	Credo Technology Group Holding Ltd.	195,075	4,000,988
#*	CS Disco, Inc.	166,282	1,360,187
	CSP, Inc.	49,891	1,192,395
	CTS Corp.	254,031	10,430,513
#*	CVD Equipment Corp.	38,740	192,538

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Daktronics, Inc.	195,368	$1,480,889
*	Data I/O Corp.	58,084	189,354
#	Data Storage Corp.	9,283	34,069
#	Diebold Nixdorf, Inc.	7,753	235,691
#*	Digi International, Inc.	231,060	5,617,069
#*	DigitalOcean Holdings, Inc.	71,327	2,405,146
#*	E2open Parent Holdings, Inc.	102,287	384,599
#*	Eastman Kodak Co.	187,721	647,637
	Ebix, Inc.	11,702	24,691
*	eGain Corp.	134,537	1,009,027
*	Electro-Sensors, Inc.	4,550	18,974
#*	Enfusion, Inc., Class A	26,474	209,145
#*	Envestnet, Inc.	212,941	10,881,285
*	ePlus, Inc.	206,398	15,591,305
*	Everbridge, Inc.	107,987	2,414,589
*	EverCommerce, Inc.	3,049	29,697
#*	Everspin Technologies, Inc.	80,807	690,092
*	Extreme Networks, Inc.	617,687	8,344,951
#*	FARO Technologies, Inc.	82,249	1,862,117
#*	Fastly, Inc., Class A	607,756	12,228,051
*	FormFactor, Inc.	482,486	18,705,982
*	Frequency Electronics, Inc.	67,479	689,635
#*	Genasys, Inc.	27,404	43,024
*	Grid Dynamics Holdings, Inc.	326,583	4,261,908
*	GSI Technology, Inc.	71,328	141,229
	Hackett Group, Inc.	317,440	7,339,213
#*	Harmonic, Inc.	861,681	10,081,668
#*	Ichor Holdings Ltd.	130,388	4,720,046
*	Identiv, Inc.	72,926	570,281
#	Immersion Corp.	140,453	959,294
#*	indie Semiconductor, Inc., Class A	167,555	1,017,059
#*	Infinera Corp.	253,877	1,254,152
	Information Services Group, Inc.	206,968	914,799
*	Insight Enterprises, Inc.	53,187	9,825,766
#*	Intapp, Inc.	70,506	3,037,398
#	InterDigital, Inc.	129,352	13,588,428
*	inTEST Corp.	81,789	975,743
*	Intevac, Inc.	126,387	521,978
#*	IonQ, Inc.	19,907	204,445
*	Issuer Direct Corp.	1,050	15,908
*	Iteris, Inc.	189,753	914,609
*	Itron, Inc.	177,401	12,797,708
#*	Jamf Holding Corp.	193,894	3,594,795
*	JFrog Ltd.	215,527	7,011,093
*	Key Tronic Corp.	72,675	309,595
*	Kimball Electronics, Inc.	183,859	4,372,167
*	Knowles Corp.	661,343	10,786,504
	Kulicke & Soffa Industries, Inc.	372,420	18,740,174
*	KVH Industries, Inc.	104,181	507,361
*	Kyndryl Holdings, Inc.	327,418	6,718,617
*	Lantronix, Inc.	132,689	806,749
*	LGL Group, Inc.	51,187	322,478
*	LiveRamp Holdings, Inc.	292,799	11,559,705
#*	Luna Innovations, Inc.	154,105	1,104,933
*	Magnachip Semiconductor Corp.	177,271	1,157,580
*	Matterport, Inc.	630,906	1,419,538
*	MaxLinear, Inc.	279,578	5,820,814
#*	MeridianLink, Inc.	107,761	2,451,563
	Methode Electronics, Inc.	278,176	5,774,934

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Mirion Technologies, Inc.	191,347	$1,808,229
#*	Mitek Systems, Inc.	202,863	2,556,074
*	Model N, Inc.	87,165	2,349,097
#*	M-Tron Industries, Inc.	25,593	778,795
*	N-able, Inc.	614,529	7,976,586
#	Napco Security Technologies, Inc.	371,440	12,907,540
#*	Navitas Semiconductor Corp.	205,633	1,178,277
*	nCino, Inc.	5,217	164,231
*	NETGEAR, Inc.	125,528	1,782,498
*	NetScout Systems, Inc.	424,006	9,120,369
	Network-1 Technologies, Inc.	41,388	89,812
#*	nLight, Inc.	201,560	2,616,249
#	NVE Corp.	26,844	2,147,252
*	Olo, Inc., Class A	205,802	1,063,996
	ON24, Inc.	102,725	785,846
*	OneSpan, Inc.	88,750	910,575
*	Optical Cable Corp.	27,967	74,672
*	OSI Systems, Inc.	130,061	16,651,710
#*	PAR Technology Corp.	122,684	5,587,029
	PC Connection, Inc.	152,870	9,861,644
*	PDF Solutions, Inc.	170,662	5,324,654
*	Perficient, Inc.	165,810	11,296,635
*	Photronics, Inc.	339,230	9,912,301
*	Plexus Corp.	205,049	19,422,241
#*	Powerfleet, Inc. NJ	34,344	109,901
	Progress Software Corp.	298,601	16,963,523
*	Q2 Holdings, Inc.	205,399	8,739,727
*	Red Violet, Inc.	6,476	120,972
*	RF Industries Ltd.	52,025	160,237
#*	Ribbon Communications, Inc.	324,010	984,990
#	Richardson Electronics Ltd.	103,699	1,020,398
*	Rimini Street, Inc.	15,361	50,384
#*	Riot Platforms, Inc.	260,264	2,836,878
*	Rogers Corp.	78,895	9,094,227
*	Sanmina Corp.	275,638	16,488,665
	Sapiens International Corp. NV	241,724	6,599,065
*	ScanSource, Inc.	243,771	9,570,449
*	SecureWorks Corp., Class A	24,224	166,903
#*	SiTime Corp.	12,881	1,372,728
*	SMART Global Holdings, Inc.	302,404	5,942,239
#*	SmartRent, Inc.	486,042	1,433,824
*	SolarWinds Corp.	552,398	6,529,344
#*	SoundThinking, Inc.	4,427	91,373
*	Sprinklr, Inc., Class A	7,993	99,753
††	SRAX, Inc.	29,242	2,924
*	Synaptics, Inc.	26,805	2,863,042
#*	Telos Corp.	188,798	762,744
*	TransAct Technologies, Inc.	75,004	574,531
*	Trio-Tech International	14,028	70,280
*	TSR, Inc.	51,284	449,761
*	TTM Technologies, Inc.	746,559	10,384,636
*	Turtle Beach Corp.	63,770	725,065
*	Ultra Clean Holdings, Inc.	276,231	10,552,024
*	Unisys Corp.	264,085	1,779,933
*	Upland Software, Inc.	139,102	577,273
*	Varonis Systems, Inc.	111,751	5,015,385
*	Veeco Instruments, Inc.	337,766	10,767,980
*	Verint Systems, Inc.	74,427	2,209,738
*	Vertex, Inc., Class A	118,706	2,879,808

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Viant Technology, Inc., Class A	33,655	$288,423
*	Viavi Solutions, Inc.	313,438	3,081,096
#	Vishay Intertechnology, Inc.	351,711	7,642,680
*	Vishay Precision Group, Inc.	106,087	3,382,054
#	Xerox Holdings Corp.	625,523	11,547,155
*	Xperi, Inc.	99,160	1,059,029
*	Yext, Inc.	269,166	1,596,154
TOTAL INFORMATION TECHNOLOGY			731,917,167
MATERIALS — (4.7%)
	AdvanSix, Inc.	134,505	3,413,737
#	Alpha Metallurgical Resources, Inc.	65,382	26,103,110
*	Alto Ingredients, Inc.	328,891	605,159
*	American Biltrite, Inc.	127	12,192
	American Vanguard Corp.	128,237	1,400,348
#*	Ampco-Pittsburgh Corp.	13,633	34,491
	Arch Resources, Inc.	79,113	13,999,836
*	Ascent Industries Co.	60,117	601,771
#*	Aspen Aerogels, Inc.	221,911	2,492,061
#*	Bioceres Crop Solutions Corp.	15,939	212,786
	Caledonia Mining Corp. PLC	8,957	95,929
	Carpenter Technology Corp.	256,503	15,798,020
#*	Century Aluminum Co.	804,592	8,971,201
*	Clearwater Paper Corp.	104,989	3,461,487
#*	Coeur Mining, Inc.	438,315	1,179,067
#	Compass Minerals International, Inc.	37,447	842,183
*	Core Molding Technologies, Inc.	45,561	788,205
*	Dakota Gold Corp.	51,631	108,425
*	Ecovyst, Inc.	505,008	4,676,374
*	Ferroglobe PLC	687,616	3,479,337
	Fortitude Gold Corp.	56,138	328,127
	Friedman Industries, Inc.	73,974	1,235,366
#*	Gatos Silver, Inc.	64,923	397,329
*	Glatfelter Corp.	79,068	114,649
	Greif, Inc., Class A	95,064	5,951,957
	Greif, Inc., Class B	20,094	1,259,894
	Hawkins, Inc.	197,821	13,168,944
#	Haynes International, Inc.	73,117	4,070,423
	Hecla Mining Co.	1,929,020	7,349,566
*	Ingevity Corp.	46,478	2,024,582
	Innospec, Inc.	180,162	20,918,610
#*	Intrepid Potash, Inc.	58,574	1,077,762
#	Kaiser Aluminum Corp.	112,013	7,269,644
	Koppers Holdings, Inc.	128,414	6,567,092
#	Kronos Worldwide, Inc.	194,328	1,809,194
*	LSB Industries, Inc.	268,285	1,996,040
	Materion Corp.	151,333	17,701,421
#	Mativ Holdings, Inc.	95,604	1,150,116
#	Mercer International, Inc.	277,426	2,347,024
	Minerals Technologies, Inc.	191,997	12,547,004
	Myers Industries, Inc.	308,235	5,779,406
	Nexa Resources SA	51,293	374,952
	Northern Technologies International Corp.	76,828	994,154
*	O-I Glass, Inc.	573,987	8,357,251
	Olympic Steel, Inc.	91,634	6,192,626
	Orion SA	253,172	5,671,053
	Pactiv Evergreen, Inc.	206,078	3,008,739
#	Quaker Chemical Corp.	22,997	4,368,050
	Ramaco Resources, Inc., Class A	178,721	3,374,252

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Ramaco Resources, Inc., Class B	918	$11,585
*	Ranpak Holdings Corp.	248,167	1,022,448
*	Rayonier Advanced Materials, Inc.	226,451	982,797
††	Resolute Forest Products, Inc.	332,327	88,499
	Ryerson Holding Corp.	181,928	6,243,769
	Schnitzer Steel Industries, Inc., Class A	235,509	6,200,952
	Sensient Technologies Corp.	66,803	4,143,790
*	Smith-Midland Corp.	1,828	71,027
	Stepan Co.	163,210	14,569,757
	SunCoke Energy, Inc.	412,466	4,227,777
	Sylvamo Corp.	218,073	10,125,129
*	TimkenSteel Corp.	342,359	7,035,477
	Tredegar Corp.	99,471	470,498
	TriMas Corp.	329,648	8,135,713
#	Tronox Holdings PLC	749,982	10,342,252
*	U.S. Gold Corp.	6,742	24,945
	U.S. Lime & Minerals, Inc.	58,620	15,163,235
*	Universal Stainless & Alloy Products, Inc.	45,031	853,788
	Warrior Met Coal, Inc.	214,407	13,758,497
#*	Worthington Steel, Inc.	161,919	4,849,474
TOTAL MATERIALS			344,002,355
REAL ESTATE — (1.0%)
*	AMREP Corp.	66,750	1,360,365
*	Anywhere Real Estate, Inc.	506,821	3,608,565
*	CKX Lands, Inc.	15,043	199,169
*	Compass, Inc., Class A	640,917	2,204,754
*	Five Point Holdings LLC, Class A	20,869	72,833
*	Forestar Group, Inc.	128,423	4,014,503
*	FRP Holdings, Inc.	89,566	5,203,785
#*	InterGroup Corp.	629	15,071
*»	JW Mays, Inc.	2,700	117,126
#	Kennedy-Wilson Holdings, Inc.	502,826	5,254,532
#	Marcus & Millichap, Inc.	284,742	10,845,823
#*	Maui Land & Pineapple Co., Inc.	85,311	1,689,158
	Newmark Group, Inc., Class A	495,498	5,029,305
#*	Opendoor Technologies, Inc.	462,770	1,582,673
*	Rafael Holdings, Inc., Class B	114,197	206,697
	RE/MAX Holdings, Inc., Class A	117,300	1,258,629
	RMR Group, Inc., Class A	67,157	1,752,126
	St. Joe Co.	421,390	23,260,728
#*	Stratus Properties, Inc.	55,387	1,273,901
*	Tejon Ranch Co.	132,081	2,084,238
TOTAL REAL ESTATE			71,033,981
UTILITIES — (1.9%)
	ALLETE, Inc.	100,218	5,923,886
#*	Altus Power, Inc.	350,710	1,890,327
	American States Water Co.	155,826	11,624,620
#	Artesian Resources Corp., Class A	51,567	1,882,195
	Avista Corp.	316,580	10,766,886
	California Water Service Group	247,671	11,212,066
	Chesapeake Utilities Corp.	123,935	12,552,137
#	Consolidated Water Co. Ltd.	90,999	2,905,598
	Genie Energy Ltd., Class B	210,566	3,918,633
	Global Water Resources, Inc.	33,493	401,581
	MGE Energy, Inc.	131,963	8,510,294
#	Middlesex Water Co.	128,045	7,166,679

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Northwest Natural Holding Co.	194,438	$7,166,985
	Northwestern Energy Group, Inc.	146,007	7,025,857
#	Otter Tail Corp.	270,818	24,487,363
*	Pure Cycle Corp.	103,234	1,010,661
	RGC Resources, Inc.	24,596	470,030
	SJW Group	182,599	10,871,944
#*	Sunnova Energy International, Inc.	19,731	207,570
	Unitil Corp.	116,438	5,533,134
	York Water Co.	96,999	3,480,324
TOTAL UTILITIES			139,008,770
TOTAL COMMON STOCKS			6,692,140,371
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	7,695	174,369
INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	55,524	1,488,598
TOTAL PREFERRED STOCKS			1,662,967
TOTAL INVESTMENT SECURITIES (Cost $3,804,118,079)			6,693,803,338

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	56,667,192	56,667,192
SECURITIES LENDING COLLATERAL — (7.9%)
@§	The DFA Short Term Investment Fund	50,535,572	584,595,495
TOTAL INVESTMENTS — (100.0%)
(Cost $4,445,380,766)^^			$7,335,066,025
As of January 31, 2024, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	216	03/15/24	$51,935,716	$52,601,400	$665,684
Total Futures Contracts			$51,935,716	$52,601,400	$665,684
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$205,841,132	$161,634	—	$206,002,766
Consumer Discretionary	983,566,887	168,821	—	983,735,708
Consumer Staples	276,499,302	620,385	—	277,119,687
Energy	369,184,012	—	$52,423	369,236,435
Financials	1,468,698,324	216,106	—	1,468,914,430
Health Care	724,503,326	46,060	1,591,155	726,140,541

U.S. Micro Cap Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Industrials	$1,374,999,080	—	$29,451	$1,375,028,531
Information Technology	731,914,243	—	2,924	731,917,167
Materials	343,913,856	—	88,499	344,002,355
Real Estate	70,916,855	$117,126	—	71,033,981
Utilities	139,008,770	—	—	139,008,770
Preferred Stocks
Communication Services	174,369	—	—	174,369
Industrials	1,488,598	—	—	1,488,598
Temporary Cash Investments	56,667,192	—	—	56,667,192
Securities Lending Collateral	—	584,595,495	—	584,595,495
Futures Contracts**	665,684	—	—	665,684
TOTAL	$6,748,041,630	$585,925,627	$1,764,452^	$7,335,731,709
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.3%)
REAL ESTATE — (97.3%)
	Acadia Realty Trust	581,315	$9,917,234
	Agree Realty Corp.	579,614	34,550,791
#	Alexander's, Inc.	13,436	2,953,098
	Alexandria Real Estate Equities, Inc.	951,421	115,026,799
	Alpine Income Property Trust, Inc.	21,019	326,635
	American Assets Trust, Inc.	283,318	6,354,823
	American Homes 4 Rent, Class A	1,874,633	65,705,887
	American Tower Corp.	2,686,584	525,630,160
	Americold Realty Trust, Inc.	1,633,971	44,934,202
	Apartment Income REIT Corp.	846,986	27,687,972
*	Apartment Investment & Management Co., Class A	758,041	5,632,245
	Apple Hospitality REIT, Inc.	1,247,591	20,036,311
#*	Ashford Hospitality Trust, Inc.	228,693	379,630
	AvalonBay Communities, Inc.	818,456	146,511,809
#	Bluerock Homes Trust, Inc.	22,688	308,557
	Boston Properties, Inc.	859,243	57,139,659
#	Braemar Hotels & Resorts, Inc.	335,099	764,026
	Brandywine Realty Trust	1,001,995	4,749,456
	Brixmor Property Group, Inc.	1,732,385	38,874,719
	Broadstone Net Lease, Inc.	1,079,574	17,348,754
#	BRT Apartments Corp.	62,294	1,046,539
	Camden Property Trust	614,753	57,688,422
	CareTrust REIT, Inc.	688,559	14,404,654
#	CBL & Associates Properties, Inc.	21,560	504,073
	Centerspace	87,993	4,818,497
	Chatham Lodging Trust	303,089	3,182,435
	City Office REIT, Inc.	261,498	1,372,865
	Clipper Realty, Inc.	84,924	429,715
	Community Healthcare Trust, Inc.	149,961	3,837,502
	COPT Defense Properties	648,623	15,281,558
	Cousins Properties, Inc.	871,103	19,956,970
#	Creative Media & Community Trust Corp.	24,221	83,320
	Crown Castle, Inc.	2,502,881	270,936,868
#	CTO Realty Growth, Inc.	123,932	2,048,596
	CubeSmart	1,294,785	55,960,608
	DiamondRock Hospitality Co.	1,200,614	10,973,612
	Digital Realty Trust, Inc.	1,743,513	244,893,836
#	Diversified Healthcare Trust	514,207	1,475,774
#	Douglas Emmett, Inc.	962,247	13,038,447
#	Easterly Government Properties, Inc.	551,494	6,772,346
	EastGroup Properties, Inc.	267,149	47,400,247
	Elme Communities	505,173	7,314,905
#	Empire State Realty Trust, Inc., Class A	783,279	7,456,816
#	EPR Properties	434,736	19,245,763
	Equinix, Inc.	541,066	448,960,335
	Equity Commonwealth	614,174	11,736,865
	Equity LifeStyle Properties, Inc.	1,021,033	69,113,724
	Equity Residential	2,076,176	124,965,033
	Essential Properties Realty Trust, Inc.	899,193	22,398,898
	Essex Property Trust, Inc.	369,398	86,169,471
	Extra Space Storage, Inc.	1,215,981	175,636,296
	Federal Realty Investment Trust	423,562	43,088,962
	First Industrial Realty Trust, Inc.	762,720	39,295,334

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#	Four Corners Property Trust, Inc.	521,841	$12,216,298
#	Franklin Street Properties Corp., Class C	607,550	1,494,573
	Gaming & Leisure Properties, Inc.	1,538,854	70,248,685
	Generation Income Properties, Inc.	1,247	5,188
	Getty Realty Corp.	289,424	8,005,468
#	Gladstone Commercial Corp.	233,895	2,998,534
	Global Medical REIT, Inc.	358,969	3,629,177
	Global Net Lease, Inc.	1,137,234	9,609,627
	Global Self Storage, Inc.	43,975	193,490
	Healthcare Realty Trust, Inc., Class A	2,195,038	35,362,062
	Healthpeak Properties, Inc.	3,152,876	58,328,206
#	Highwoods Properties, Inc.	609,127	13,991,647
	Host Hotels & Resorts, Inc.	4,065,332	78,135,681
#	Hudson Pacific Properties, Inc.	727,561	5,958,725
	Independence Realty Trust, Inc.	1,287,487	18,913,184
	Industrial Logistics Properties Trust	383,479	1,526,246
#	Innovative Industrial Properties, Inc.	117,920	10,993,682
	InvenTrust Properties Corp.	325,954	8,093,438
	Invitation Homes, Inc.	3,522,042	115,980,843
	Iron Mountain, Inc.	1,680,506	113,467,765
#	JBG SMITH Properties	523,959	8,383,344
	Kilroy Realty Corp.	642,348	22,970,364
	Kimco Realty Corp.	3,866,003	78,093,261
	Kite Realty Group Trust	1,264,364	27,057,390
	Lamar Advertising Co., Class A	504,727	52,834,822
#	LTC Properties, Inc.	238,801	7,443,427
	LXP Industrial Trust	1,686,500	15,330,285
#	Macerich Co.	1,241,662	19,605,843
#	Medical Properties Trust, Inc.	3,438,561	10,659,539
	Mid-America Apartment Communities, Inc.	671,872	84,911,183
	Modiv Industrial, Inc.	4,454	66,765
	National Health Investors, Inc.	250,178	13,304,466
	National Storage Affiliates Trust	454,866	16,989,245
#	NET Lease Office Properties	87,477	2,167,680
#	NETSTREIT Corp.	415,667	7,552,669
	NexPoint Residential Trust, Inc.	133,576	4,080,747
	NNN REIT, Inc.	1,051,983	42,436,994
#	Office Properties Income Trust	283,469	1,040,331
	Omega Healthcare Investors, Inc.	1,412,674	40,967,546
#	One Liberty Properties, Inc.	98,567	1,994,996
	Orion Office REIT, Inc.	335,991	1,726,994
#	Outfront Media, Inc.	854,938	11,131,293
	Paramount Group, Inc.	938,222	4,456,555
	Park Hotels & Resorts, Inc.	1,208,964	18,231,177
#	Pebblebrook Hotel Trust	688,936	10,485,606
	Phillips Edison & Co., Inc.	325,201	11,287,727
	Physicians Realty Trust	1,375,574	16,837,026
	Piedmont Office Realty Trust, Inc., Class A	721,933	4,909,144
	Plymouth Industrial REIT, Inc.	237,642	5,261,394
#	Postal Realty Trust, Inc., Class A	47,876	675,052
	Prologis, Inc.	5,324,991	674,623,110
	Public Storage	910,986	257,982,125
	Realty Income Corp.	4,799,361	261,037,247
	Regency Centers Corp.	957,367	59,998,190
	Retail Opportunity Investments Corp.	725,194	9,855,386
	Rexford Industrial Realty, Inc.	1,214,942	63,893,800
	RLJ Lodging Trust	888,191	10,285,252
	Ryman Hospitality Properties, Inc.	327,075	35,945,542
	Sabra Health Care REIT, Inc.	1,327,429	17,707,903

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Saul Centers, Inc.	88,505	$3,386,201
	SBA Communications Corp.	621,160	139,052,878
#	Service Properties Trust	963,690	7,449,324
	Simon Property Group, Inc.	1,878,282	260,348,668
	SITE Centers Corp.	1,085,698	14,461,497
#	SL Green Realty Corp.	366,670	16,481,817
*	Sotherly Hotels, Inc.	71,297	99,103
	STAG Industrial, Inc.	1,045,007	38,602,559
	Summit Hotel Properties, Inc.	622,774	4,035,576
	Sun Communities, Inc.	716,228	89,779,180
	Sunstone Hotel Investors, Inc.	1,123,298	11,985,590
#	Tanger, Inc.	607,358	16,337,930
	Terreno Realty Corp.	492,350	29,408,065
	UDR, Inc.	1,801,822	64,901,628
	UMH Properties, Inc.	364,985	5,514,923
	Uniti Group, Inc.	1,380,919	7,263,634
	Universal Health Realty Income Trust	79,113	3,149,489
	Urban Edge Properties	677,974	11,708,611
	Ventas, Inc.	2,315,847	107,432,142
	Veris Residential, Inc.	445,904	6,800,036
	VICI Properties, Inc.	5,955,474	179,378,877
#	Vornado Realty Trust	933,415	25,379,554
	Welltower, Inc.	3,204,859	277,252,352
#	Whitestone REIT	275,369	3,557,767
	WP Carey, Inc.	1,260,241	78,084,532
#	Xenia Hotels & Resorts, Inc.	606,898	8,089,950
TOTAL REAL ESTATE			6,869,637,875

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	68,777,308	68,777,308
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	10,360,463	119,849,836
TOTAL INVESTMENTS — (100.0%)
(Cost $4,643,052,955)^^			$7,058,265,019
As of January 31, 2024, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	260	03/15/24	$61,579,830	$63,316,500	$1,736,670
Total Futures Contracts			$61,579,830	$63,316,500	$1,736,670
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$6,869,637,875	—	—	$6,869,637,875
Temporary Cash Investments	68,777,308	—	—	68,777,308

DFA Real Estate Securities Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$119,849,836	—	$119,849,836
Futures Contracts**	$1,736,670	—	—	1,736,670
TOTAL	$6,940,151,853	$119,849,836	—	$7,060,001,689
** Valued at the unrealized appreciation/(depreciation) on the investment.

Large Cap International Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.9%)
AUSTRALIA — (6.2%)
	AGL Energy Ltd.	238,431	$1,346,645
	ALS Ltd.	256,998	2,111,504
	Altium Ltd.	57,090	1,834,062
	Ampol Ltd.	154,373	3,651,304
	ANZ Group Holdings Ltd.	668,376	11,793,080
	APA Group	250,310	1,384,488
*	Arcadium Lithium PLC, CDI	207,455	1,058,865
	Aristocrat Leisure Ltd.	189,534	5,464,381
	ASX Ltd.	45,880	1,961,478
	Atlas Arteria Ltd.	386,249	1,361,682
	Aurizon Holdings Ltd.	1,551,467	3,824,415
	Bendigo & Adelaide Bank Ltd.	285,791	1,825,901
#	BHP Group Ltd., Sponsored ADR	298,208	18,256,294
	BHP Group Ltd., Class DI	939,771	28,760,285
	BlueScope Steel Ltd.	232,410	3,548,508
*	Boral Ltd.	150,326	518,087
	Brambles Ltd.	421,059	4,014,699
	CAR Group Ltd.	88,946	1,909,787
	Challenger Ltd.	285,128	1,209,564
	Cleanaway Waste Management Ltd.	1,014,244	1,717,043
	Cochlear Ltd.	14,647	2,906,681
	Coles Group Ltd.	339,580	3,523,948
	Commonwealth Bank of Australia	385,691	29,410,632
	Computershare Ltd.	147,454	2,442,317
	CSL Ltd.	85,188	16,729,009
	Domino's Pizza Enterprises Ltd.	21,374	549,770
	Endeavour Group Ltd.	661,892	2,422,350
	Evolution Mining Ltd.	1,429,236	2,993,884
#	Flight Centre Travel Group Ltd.	46,867	647,509
	Fortescue Ltd.	497,407	9,613,260
	Harvey Norman Holdings Ltd.	339,733	976,327
#	IDP Education Ltd.	119,335	1,528,175
	IGO Ltd.	148,000	719,459
	Incitec Pivot Ltd.	1,330,045	2,322,764
	Insurance Australia Group Ltd.	1,051,553	4,127,793
*	James Hardie Industries PLC, CDI	123,983	4,658,095
	JB Hi-Fi Ltd.	74,704	2,779,173
	Lendlease Corp. Ltd.	38,092	182,860
	Lottery Corp. Ltd.	715,861	2,349,730
#*	Lynas Rare Earths Ltd.	375,465	1,427,623
	Macquarie Group Ltd.	73,460	9,064,238
	Medibank Pvt Ltd.	747,564	1,871,631
	Mineral Resources Ltd.	62,861	2,424,474
	National Australia Bank Ltd.	730,123	15,398,584
	New Hope Corp. Ltd.	411,259	1,438,435
*	NEXTDC Ltd.	204,236	1,848,981
	Northern Star Resources Ltd.	427,765	3,669,285
	Orica Ltd.	240,126	2,532,584
	Origin Energy Ltd.	629,025	3,510,715
#	Pilbara Minerals Ltd.	888,129	2,022,861
	Pro Medicus Ltd.	22,446	1,478,720
*	Qantas Airways Ltd.	317,537	1,144,835
	QBE Insurance Group Ltd.	514,132	5,293,802
	Qube Holdings Ltd.	798,076	1,696,753
	Ramsay Health Care Ltd.	59,751	1,992,012

Large Cap International Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	REA Group Ltd.	13,480	$1,607,715
	Reece Ltd.	78,480	1,156,036
	Rio Tinto Ltd.	126,517	10,886,451
	Santos Ltd.	2,238,580	11,313,649
	SEEK Ltd.	109,408	1,803,621
	Seven Group Holdings Ltd.	84,740	1,983,350
	Sonic Healthcare Ltd.	217,689	4,538,859
	South32 Ltd., ADR	6,560	71,110
	South32 Ltd.	3,059,831	6,625,196
	Steadfast Group Ltd.	394,176	1,525,214
	Suncorp Group Ltd.	476,356	4,384,631
	Technology One Ltd.	153,363	1,566,938
	Telstra Group Ltd.	1,190,618	3,140,056
	TPG Telecom Ltd.	174,686	601,241
	Transurban Group	584,482	5,134,809
	Treasury Wine Estates Ltd.	323,172	2,266,121
Ω	Viva Energy Group Ltd.	549,514	1,251,718
	Wesfarmers Ltd.	328,349	12,430,288
	Westpac Banking Corp.	748,445	11,741,320
	Whitehaven Coal Ltd.	858,906	4,695,421
	WiseTech Global Ltd.	25,026	1,178,252
#	Woodside Energy Group Ltd., ADR	68,532	1,430,948
	Woodside Energy Group Ltd.	626,216	13,095,345
	Woolworths Group Ltd.	362,823	8,520,881
	Worley Ltd.	163,196	1,567,256
*	Xero Ltd.	22,485	1,609,445
#	Yancoal Australia Ltd.	265,092	1,034,143
TOTAL AUSTRALIA			362,411,355
AUSTRIA — (0.2%)
	Erste Group Bank AG	147,107	6,337,134
	OMV AG	74,926	3,335,061
	Verbund AG	15,763	1,281,821
TOTAL AUSTRIA			10,954,016
BELGIUM — (0.9%)
	Ageas SA	159,770	6,865,618
	Anheuser-Busch InBev SA	236,931	14,655,981
*	Argenx SE, ADR	1,689	642,681
*	Argenx SE	4,901	1,850,775
	D'ieteren Group	7,883	1,592,465
	Elia Group SA	12,062	1,452,329
	KBC Group NV	189,744	12,377,304
	Solvay SA	76,668	2,096,753
*	Syensqo SA	76,668	6,834,719
	UCB SA	31,190	2,933,908
	Umicore SA	87,214	1,983,810
TOTAL BELGIUM			53,286,343
CANADA — (10.5%)
	Agnico Eagle Mines Ltd.	224,239	11,023,066
#*	Air Canada	59,992	813,012
	Alamos Gold, Inc., Class A	171,178	2,072,966
#	Algonquin Power & Utilities Corp.	57,920	343,453
	Alimentation Couche-Tard, Inc.	256,932	15,055,304
	AltaGas Ltd.	156,204	3,247,352
	ARC Resources Ltd.	409,189	6,354,916
#	Bank of Montreal	173,385	16,329,569

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Bank of Nova Scotia	340,388	$15,915,410
	Barrick Gold Corp.	441,017	6,904,480
	BCE, Inc.	24,809	1,001,043
	Brookfield Corp.	92,109	3,655,742
	Brookfield Corp., Class A	154,821	6,143,297
	Brookfield Infrastructure Corp., Class A	33,473	1,171,872
	Brookfield Reinsurance Ltd.	1	39
	BRP, Inc.	15,900	1,003,330
*	CAE, Inc.	121,074	2,424,030
	Cameco Corp.	91,432	4,365,878
#	Canadian Imperial Bank of Commerce	267,521	12,088,721
#	Canadian National Railway Co.	154,978	19,224,311
	Canadian Natural Resources Ltd.	368,331	23,569,602
	Canadian Pacific Kansas City Ltd.	153,532	12,354,860
#	Canadian Tire Corp. Ltd., Class A	40,373	4,291,198
#	Canadian Utilities Ltd., Class A	49,190	1,121,040
	CCL Industries, Inc., Class B	68,768	2,943,145
#	Cenovus Energy, Inc.	493,959	7,994,713
*	CGI, Inc.	57,036	6,377,798
	Colliers International Group, Inc.	10,858	1,275,164
	Constellation Software, Inc.	6,752	18,661,525
*	Descartes Systems Group, Inc.	23,769	2,081,451
	Dollarama, Inc.	72,584	5,326,984
	Element Fleet Management Corp.	268,036	4,521,594
#	Emera, Inc.	63,612	2,247,913
	Empire Co. Ltd., Class A	112,841	2,924,155
#	Enbridge, Inc.	418,361	14,852,107
	Endeavour Mining PLC	102,781	1,780,482
	Fairfax Financial Holdings Ltd.	13,229	13,790,060
	Finning International, Inc.	7,200	208,377
	First Quantum Minerals Ltd.	245,648	2,229,092
	FirstService Corp.	22,522	3,770,528
	Fortis, Inc.	112,819	4,526,382
	Franco-Nevada Corp.	30,976	3,353,152
	George Weston Ltd.	24,148	3,076,762
	GFL Environmental, Inc.	45,971	1,561,635
	Gildan Activewear, Inc.	98,507	3,251,716
	Great-West Lifeco, Inc.	148,787	4,966,760
#Ω	Hydro One Ltd.	67,923	2,015,789
	iA Financial Corp., Inc.	78,667	5,348,034
	IGM Financial, Inc.	46,148	1,248,394
	Imperial Oil Ltd.	81,629	4,709,177
	Intact Financial Corp.	59,891	9,365,973
#*	Ivanhoe Mines Ltd., Class A	133,750	1,403,706
	Keyera Corp.	126,300	3,054,986
	Kinross Gold Corp.	1,222,164	6,735,282
	Loblaw Cos. Ltd.	56,928	5,688,801
	Lundin Mining Corp.	441,451	3,605,290
#	Magna International, Inc.	188,818	10,734,303
#	Manulife Financial Corp.	443,972	9,815,547
*	MEG Energy Corp.	252,402	4,772,255
	Metro, Inc.	94,918	4,983,657
	National Bank of Canada	194,599	14,883,867
	Northland Power, Inc.	82,995	1,527,239
	Nutrien Ltd.	216,545	10,799,008
	Onex Corp.	42,459	3,135,040
	Open Text Corp.	83,975	3,662,150
#	Pan American Silver Corp.	173,732	2,348,857
	Parkland Corp.	89,651	3,059,383

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Pembina Pipeline Corp.	242,648	$8,354,718
	Quebecor, Inc., Class B	78,607	1,911,312
#	RB Global, Inc.	48,683	3,114,873
#	Restaurant Brands International, Inc.	87,030	6,794,221
	Rogers Communications, Inc., Class B	140,897	6,581,341
	Royal Bank of Canada	395,274	38,579,635
#	Saputo, Inc.	97,385	2,007,893
*	Shopify, Inc., Class A	164,042	13,134,705
#	SNC-Lavalin Group, Inc.	72,731	2,412,195
	Stantec, Inc.	43,878	3,525,710
	Sun Life Financial, Inc.	145,305	7,535,475
	Suncor Energy, Inc.	535,689	17,742,020
#	TC Energy Corp.	349,287	13,772,807
	Teck Resources Ltd., Class B	309,485	12,382,495
	TELUS Corp.	78,760	1,410,644
	TELUS Corp.	1,311	23,481
	TFI International, Inc.	29,264	3,847,338
#	Thomson Reuters Corp.	33,821	5,026,477
	TMX Group Ltd.	107,305	2,653,792
	Toromont Industries Ltd.	47,649	4,173,563
	Toronto-Dominion Bank	482,539	29,307,731
	Tourmaline Oil Corp.	215,686	9,325,618
	Waste Connections, Inc.	54,737	8,497,985
	West Fraser Timber Co. Ltd.	40,174	3,194,617
	Wheaton Precious Metals Corp.	81,471	3,818,546
	Whitecap Resources, Inc.	495,738	3,207,944
	WSP Global, Inc.	40,846	6,000,590
TOTAL CANADA			613,430,450
DENMARK — (3.3%)
	AP Moller - Maersk AS, Class A	588	1,066,203
	AP Moller - Maersk AS, Class B	804	1,482,414
	Carlsberg AS, Class B	48,195	6,201,127
#	Coloplast AS, Class B	53,058	6,116,086
	Danske Bank AS	261,093	7,010,728
*	Demant AS	67,218	3,044,900
	DSV AS	43,605	7,801,358
*	Genmab AS	20,354	5,628,329
	H Lundbeck AS	2,027	10,267
#	Novo Nordisk AS, Sponsored ADR	91,174	10,461,305
	Novo Nordisk AS, Class B	923,030	105,506,376
#	Novozymes AS, Class B	195,607	10,023,036
Ω	Orsted AS	37,774	2,129,122
	Pandora AS	84,537	12,352,286
	Rockwool AS, Class A	43	11,750
	Rockwool AS, Class B	4,931	1,344,323
	Tryg AS	156,921	3,354,047
*	Vestas Wind Systems AS	215,913	6,087,669
TOTAL DENMARK			189,631,326
FINLAND — (1.1%)
	Elisa OYJ	79,278	3,612,021
	Fortum OYJ	259,989	3,554,087
	Kesko OYJ, Class A	50,885	998,157
	Kesko OYJ, Class B	171,188	3,343,234
	Kone OYJ, Class B	96,348	4,769,352
*	Mandatum OYJ	126,967	573,265
	Metso OYJ	370,921	3,707,221

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Neste OYJ	139,912	$4,823,399
	Nokia OYJ	1,797,277	6,488,322
#	Nokia OYJ, Sponsored ADR	224,074	806,666
	Nordea Bank Abp	839,643	10,347,305
	Sampo OYJ, Class A	126,967	5,314,259
	Stora Enso OYJ, Class R	289,596	3,685,041
	UPM-Kymmene OYJ	196,785	7,157,507
	Wartsila OYJ Abp	198,684	2,930,897
TOTAL FINLAND			62,110,733
FRANCE — (9.8%)
	Accor SA	81,247	3,208,727
	Aeroports de Paris SA	14,111	1,888,190
	Air Liquide SA	111,890	20,938,345
	Airbus SE	158,328	25,219,409
Ω	Amundi SA	28,160	1,904,674
	Arkema SA	43,128	4,693,748
	AXA SA	404,632	13,581,598
	BioMerieux	15,847	1,705,585
	BNP Paribas SA	230,011	15,453,097
	Bollore SE	356,077	2,351,899
	Bouygues SA	126,311	4,627,099
	Bureau Veritas SA	168,692	4,487,018
	Capgemini SE	54,838	12,191,660
	Carrefour SA	328,507	5,608,369
	Cie de Saint-Gobain SA	168,710	11,928,899
	Cie Generale des Etablissements Michelin SCA	390,422	12,963,048
	Credit Agricole SA	260,750	3,735,205
	Danone SA	138,572	9,232,168
	Dassault Aviation SA	9,740	1,844,837
	Dassault Systemes SE	130,587	6,769,404
	Edenred SE	58,764	3,509,884
	Eiffage SA	71,012	7,429,997
	Engie SA	435,583	6,957,337
	EssilorLuxottica SA	53,305	10,446,341
	Eurofins Scientific SE	74,282	4,473,022
Ω	Euronext NV	37,614	3,308,421
	Getlink SE	173,439	2,988,542
	Hermes International SCA	9,337	19,697,887
	Ipsen SA	26,660	3,073,874
	Kering SA	22,325	9,170,516
Ω	La Francaise des Jeux SAEM	17,532	710,635
	Legrand SA	74,578	7,227,772
	L'Oreal SA	60,975	29,179,831
	LVMH Moet Hennessy Louis Vuitton SE	80,391	66,890,018
	Orange SA	1,240,665	14,753,892
	Pernod Ricard SA	41,934	6,876,569
	Publicis Groupe SA	104,028	10,422,933
	Renault SA	113,294	4,266,616
	Rexel SA	142,203	3,787,331
	Safran SA	105,878	19,768,360
	Sanofi SA	216,767	21,708,247
	Sartorius Stedim Biotech	5,613	1,512,351
	Schneider Electric SE	112,526	22,105,745
	Societe Generale SA	324,830	8,349,762
	Sodexo SA	31,595	3,564,198
	Sodexo, Inc.	16,625	1,879,311
	STMicroelectronics NV	178,896	7,854,877
#	STMicroelectronics NV	40,867	1,803,052

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Teleperformance SE	35,682	$5,572,602
	Thales SA	34,475	5,042,108
#	TotalEnergies SE, Sponsored ADR	18,895	1,231,576
	TotalEnergies SE	937,065	60,792,639
	Veolia Environnement SA, ADR	34,172	554,612
	Veolia Environnement SA	113,389	3,694,649
	Vinci SA	155,702	19,668,629
	Vivendi SE	340,073	3,832,468
TOTAL FRANCE			568,439,583
GERMANY — (6.6%)
	adidas AG	34,923	6,593,043
	Allianz SE	85,841	22,934,651
	Allianz SE, ADR	75,099	1,999,135
	BASF SE	252,610	12,075,766
	Bayer AG	486,282	15,131,449
	Bayerische Motoren Werke AG	112,134	11,667,890
	Beiersdorf AG	17,411	2,547,920
	Brenntag SE	74,771	6,610,503
	Carl Zeiss Meditec AG	10,715	1,129,487
	Commerzbank AG	484,764	5,566,831
	Continental AG	60,847	4,970,631
*Ω	Covestro AG	113,265	5,981,012
	CTS Eventim AG & Co. KGaA	12,972	877,908
	Daimler Truck Holding AG	284,307	10,160,324
*Ω	Delivery Hero SE	7,027	159,438
	Deutsche Bank AG	742,745	9,545,537
	Deutsche Boerse AG	52,231	10,401,263
*	Deutsche Lufthansa AG	346,934	2,884,885
	Deutsche Post AG	330,938	15,849,994
	Deutsche Telekom AG	1,271,712	31,217,743
	Deutsche Wohnen SE	16,485	400,401
Ω	DWS Group GmbH & Co. KGaA	19,983	817,201
	E.ON SE	454,339	6,146,878
	Evonik Industries AG	123,047	2,263,590
	Fresenius Medical Care AG	122,920	4,750,809
	Fresenius SE & Co. KGaA	191,090	5,364,438
	GEA Group AG	65,424	2,620,168
	Hannover Rueck SE	19,776	4,740,641
#Ω	Hapag-Lloyd AG	11,492	1,720,852
	Heidelberg Materials AG	81,883	7,561,440
	Hella GmbH & Co. KGaA	4,101	363,138
	Henkel AG & Co. KGaA	38,399	2,626,133
	HOCHTIEF AG	9,636	1,033,797
	Infineon Technologies AG	379,745	13,844,334
	Knorr-Bremse AG	33,758	2,085,100
	Mercedes-Benz Group AG	314,581	21,238,237
	Merck KGaA	24,580	4,032,976
	MTU Aero Engines AG	15,559	3,577,483
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	40,597	17,282,911
	Nemetschek SE	32,759	3,022,792
	Puma SE	69,485	2,796,340
	Rational AG	2,583	1,984,223
	Rheinmetall AG	17,179	6,015,583
	RWE AG	241,954	8,934,302
	SAP SE	170,524	29,542,699
	Siemens AG	189,024	33,839,803
*	Siemens Energy AG	188,562	2,801,459
Ω	Siemens Healthineers AG	48,068	2,675,043

Large Cap International Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Symrise AG	25,445	$2,625,255
*	Talanx AG	37,553	2,634,756
	Volkswagen AG	11,329	1,599,441
	Vonovia SE	167,566	5,220,075
TOTAL GERMANY			384,467,708
HONG KONG — (1.5%)
	AIA Group Ltd.	3,249,000	25,480,010
	BOC Hong Kong Holdings Ltd.	945,000	2,264,969
Ω	Budweiser Brewing Co. APAC Ltd.	404,800	638,022
#*	Cathay Pacific Airways Ltd.	1,192,000	1,214,550
	Chow Tai Fook Jewellery Group Ltd.	663,800	899,241
	CK Asset Holdings Ltd.	718,486	3,242,053
	CK Hutchison Holdings Ltd.	684,962	3,537,705
	CK Infrastructure Holdings Ltd.	226,000	1,342,178
	CLP Holdings Ltd.	317,400	2,524,421
Ω	ESR Group Ltd.	764,400	977,112
	Galaxy Entertainment Group Ltd.	329,000	1,707,470
	Hang Lung Properties Ltd.	1,105,000	1,282,860
	Hang Seng Bank Ltd.	169,400	1,763,483
	Henderson Land Development Co. Ltd.	572,571	1,491,903
	HK Electric Investments & HK Electric Investments Ltd.	801,500	497,133
	HKT Trust & HKT Ltd.	3,282,000	3,942,535
	Hong Kong & China Gas Co. Ltd.	4,410,661	3,138,745
	Hong Kong Exchanges & Clearing Ltd.	349,451	10,594,934
*	MGM China Holdings Ltd.	138,800	172,329
	MTR Corp. Ltd.	315,814	1,027,441
	Power Assets Holdings Ltd.	277,707	1,626,026
	PRADA SpA	167,500	1,038,716
*Ω	Samsonite International SA	15,300	42,713
*	Sands China Ltd.	427,600	1,122,351
	Sino Land Co. Ltd.	1,875,584	1,959,167
	SITC International Holdings Co. Ltd.	37,000	56,142
	Sun Hung Kai Properties Ltd.	274,108	2,558,356
	Swire Pacific Ltd., Class A	195,000	1,508,721
	Swire Pacific Ltd., Class B	375,000	441,913
	Swire Properties Ltd.	188,600	352,451
	Techtronic Industries Co. Ltd.	426,000	4,524,591
Ω	WH Group Ltd.	6,802,735	4,013,577
	Wharf Real Estate Investment Co. Ltd.	312,609	915,892
TOTAL HONG KONG			87,899,710
IRELAND — (0.6%)
	AIB Group PLC	801,972	3,522,601
	Bank of Ireland Group PLC	796,170	7,321,563
*	Flutter Entertainment PLC	35,144	7,213,558
	Kerry Group PLC, Class A	58,629	5,228,670
	Kingspan Group PLC	52,236	4,242,430
	Smurfit Kappa Group PLC	243,981	9,091,899
TOTAL IRELAND			36,620,721
ISRAEL — (0.6%)
*	Airport City Ltd.	27,194	453,758
	Alony Hetz Properties & Investments Ltd.	6,244	47,258
	Amot Investments Ltd.	66,234	344,117
#	Ashtrom Group Ltd.	20,618	310,111
	Azrieli Group Ltd.	9,244	622,885
	Bank Hapoalim BM	391,423	3,330,192

Large Cap International Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Bank Leumi Le-Israel BM	524,756	$3,985,609
	Bezeq The Israeli Telecommunication Corp. Ltd.	572,050	756,687
*	Big Shopping Centers Ltd.	2,966	301,592
*	Camtek Ltd.	5,137	398,117
	Delek Group Ltd.	8,300	1,027,803
	Elbit Systems Ltd.	5,040	1,041,323
	Electra Ltd.	961	366,271
	Energix-Renewable Energies Ltd.	93,195	339,991
*	Enlight Renewable Energy Ltd.	20,237	365,189
*	Fattal Holdings 1998 Ltd.	3,434	389,843
	First International Bank Of Israel Ltd.	30,269	1,213,882
	Gav-Yam Lands Corp. Ltd.	14,388	116,971
	Harel Insurance Investments & Financial Services Ltd.	133,100	1,104,058
	ICL Group Ltd.	260,045	1,182,760
	Israel Discount Bank Ltd., Class A	609,067	2,954,517
	Kenon Holdings Ltd.	122	3,013
	Melisron Ltd.	6,899	505,928
#	Menora Mivtachim Holdings Ltd.	10,679	268,267
	Mivne Real Estate KD Ltd.	176,043	476,349
	Mizrahi Tefahot Bank Ltd.	50,700	1,886,918
#*	Nice Ltd., Sponsored ADR	9,377	1,951,354
*	Nova Ltd.	10,060	1,433,571
*	OPC Energy Ltd.	20,000	141,712
*	Perion Network Ltd.	19,227	570,426
	Phoenix Holdings Ltd.	104,783	1,065,702
	Shapir Engineering & Industry Ltd.	32,809	184,953
#*	Shikun & Binui Ltd.	128,304	334,801
*	Shufersal Ltd.	15,693	84,200
*	Strauss Group Ltd.	14,917	289,709
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	191,861	2,321,518
#*	Tower Semiconductor Ltd.	50,314	1,437,317
TOTAL ISRAEL			33,608,672
ITALY — (2.2%)
	Amplifon SpA	66,280	2,163,281
	Assicurazioni Generali SpA	214,863	4,792,931
	Banca Mediolanum SpA	107,989	1,105,130
	Banco BPM SpA	645,486	3,482,585
	Davide Campari-Milano NV	94,542	957,827
	Enel SpA	2,277,154	15,537,878
	Eni SpA	919,077	14,651,319
	Ferrari NV	35,768	12,473,587
	FinecoBank Banca Fineco SpA	244,712	3,528,346
Ω	Infrastrutture Wireless Italiane SpA	91,240	1,103,277
	Intesa Sanpaolo SpA	3,246,212	10,002,532
	Leonardo SpA	171,357	2,990,876
	Mediobanca Banca di Credito Finanziario SpA	293,203	3,883,181
	Moncler SpA	48,436	2,979,624
*Ω	Nexi SpA	220,310	1,689,879
Ω	Poste Italiane SpA	154,290	1,673,066
	Prysmian SpA	90,379	3,977,565
	Recordati Industria Chimica e Farmaceutica SpA	50,467	2,785,489
	Snam SpA	381,578	1,863,605
	Stellantis NV	852,765	18,783,551
	Stellantis NV	26,989	592,678
*	Telecom Italia SpA	392,456	118,172
*	Telecom Italia SpA, Sponsored ADR	53,165	158,432
	Tenaris SA, ADR	24,326	773,810
	Tenaris SA	101,644	1,605,394

Large Cap International Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Terna - Rete Elettrica Nazionale	322,004	$2,715,153
	UniCredit SpA	460,280	13,482,545
	UnipolSai Assicurazioni SpA	201,204	532,427
TOTAL ITALY			130,404,140
JAPAN — (21.6%)
	ABC-Mart, Inc.	30,600	530,313
	Acom Co. Ltd.	211,300	541,188
	Advantest Corp.	232,400	9,249,013
	Aeon Co. Ltd.	212,200	5,070,981
	AEON Financial Service Co. Ltd.	13,800	125,685
	Aeon Mall Co. Ltd.	38,848	480,862
	AGC, Inc.	109,800	4,129,385
	Air Water, Inc.	175,500	2,318,218
	Aisin Corp.	82,800	3,091,345
	Ajinomoto Co., Inc.	124,400	5,108,476
	Alfresa Holdings Corp.	87,600	1,436,547
	Alps Alpine Co. Ltd.	116,400	863,866
	Amada Co. Ltd.	164,800	1,778,461
	Amvis Holdings, Inc.	2,100	38,688
*	ANA Holdings, Inc.	30,900	682,833
#	Aozora Bank Ltd.	56,117	1,233,613
	Asahi Group Holdings Ltd.	114,000	4,237,145
	Asahi Intecc Co. Ltd.	60,100	1,141,953
	Asahi Kasei Corp.	717,000	5,437,399
	Asics Corp.	37,500	1,139,479
	Astellas Pharma, Inc.	341,075	3,970,956
	Azbil Corp.	27,100	875,728
	Bandai Namco Holdings, Inc.	168,800	3,654,948
	BayCurrent Consulting, Inc.	48,300	1,122,927
	BIPROGY, Inc.	49,200	1,440,499
	Bridgestone Corp.	187,413	8,121,108
	Brother Industries Ltd.	148,000	2,479,380
	Calbee, Inc.	45,100	948,011
	Canon Marketing Japan, Inc.	28,600	870,159
	Canon, Inc., Sponsored ADR	22,768	627,031
#	Canon, Inc.	205,100	5,649,915
	Capcom Co. Ltd.	48,600	1,853,544
	Casio Computer Co. Ltd.	7,500	64,667
	Central Japan Railway Co.	144,725	3,617,059
	Chiba Bank Ltd.	198,137	1,468,247
	Chubu Electric Power Co., Inc.	146,800	1,904,390
	Chugai Pharmaceutical Co. Ltd.	183,900	6,614,923
	Chugoku Electric Power Co., Inc.	110,508	785,745
	Coca-Cola Bottlers Japan Holdings, Inc.	60,722	824,120
	COMSYS Holdings Corp.	60,800	1,331,221
	Concordia Financial Group Ltd.	460,464	2,194,316
	Cosmo Energy Holdings Co. Ltd.	48,100	1,997,743
	Cosmos Pharmaceutical Corp.	7,900	848,572
	Credit Saison Co. Ltd.	120,900	2,244,083
	CyberAgent, Inc.	184,300	1,189,440
	Dai Nippon Printing Co. Ltd.	80,600	2,332,559
	Daicel Corp.	209,700	2,054,466
	Daifuku Co. Ltd.	79,947	1,576,554
	Dai-ichi Life Holdings, Inc.	221,265	4,852,953
	Daiichi Sankyo Co. Ltd.	238,338	7,135,610
	Daikin Industries Ltd.	67,500	10,815,673
	Daito Trust Construction Co. Ltd.	24,400	2,775,513
	Daiwa House Industry Co. Ltd.	228,500	7,065,664

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiwa Securities Group, Inc.	513,300	$3,678,750
	Denso Corp.	405,800	6,374,327
	Dentsu Group, Inc.	81,182	2,154,673
	Dentsu Soken, Inc.	13,500	504,033
	Disco Corp.	28,200	7,609,459
	DMG Mori Co. Ltd.	51,300	1,027,209
	Dowa Holdings Co. Ltd.	43,140	1,504,522
	East Japan Railway Co.	60,400	3,454,434
	Ebara Corp.	46,400	2,905,897
	Eisai Co. Ltd.	37,100	1,746,988
	Electric Power Development Co. Ltd.	50,000	839,876
	ENEOS Holdings, Inc.	1,350,970	5,455,964
	EXEO Group, Inc.	50,800	1,134,572
	Ezaki Glico Co. Ltd.	3,600	105,331
	Fancl Corp.	25,092	396,243
	FANUC Corp.	161,100	4,456,407
	Fast Retailing Co. Ltd.	52,500	14,016,280
	Food & Life Cos. Ltd.	56,100	1,122,584
	Fuji Electric Co. Ltd.	50,500	2,529,040
	Fuji Media Holdings, Inc.	23,019	272,700
	Fuji Soft, Inc.	22,800	999,378
	FUJIFILM Holdings Corp.	76,300	4,836,268
	Fujikura Ltd.	179,700	1,477,226
	Fujitsu Ltd.	53,744	7,438,935
	Fukuoka Financial Group, Inc.	79,500	1,953,893
	Fuyo General Lease Co. Ltd.	14,100	1,260,910
	GMO internet group, Inc.	27,100	488,406
	GMO Payment Gateway, Inc.	14,502	875,026
	Goldwin, Inc.	9,000	605,423
	Hachijuni Bank Ltd.	190,571	1,038,594
	Hakuhodo DY Holdings, Inc.	135,600	1,041,574
	Hamamatsu Photonics KK	29,200	1,153,543
	Hankyu Hanshin Holdings, Inc.	86,548	2,647,981
	Harmonic Drive Systems, Inc.	16,100	390,162
	Haseko Corp.	200,400	2,605,979
	Hikari Tsushin, Inc.	6,800	1,184,899
*	Hino Motors Ltd.	66,800	227,427
	Hirose Electric Co. Ltd.	14,700	1,710,386
#	Hisamitsu Pharmaceutical Co., Inc.	19,400	552,944
	Hitachi Construction Machinery Co. Ltd.	64,600	1,832,857
	Hitachi Ltd.	278,815	21,901,016
	Honda Motor Co. Ltd., Sponsored ADR	13,282	444,814
	Honda Motor Co. Ltd.	1,078,407	12,054,498
	Horiba Ltd.	26,200	2,102,132
	Hoshizaki Corp.	26,000	945,915
	House Foods Group, Inc.	16,700	367,591
	Hoya Corp.	107,400	13,642,922
	Hulic Co. Ltd.	203,600	2,248,221
	Ibiden Co. Ltd.	47,000	2,365,037
	Idemitsu Kosan Co. Ltd.	456,195	2,533,241
	IHI Corp.	96,300	1,841,871
	Iida Group Holdings Co. Ltd.	65,750	992,624
	INFRONEER Holdings, Inc.	150,700	1,575,338
	Inpex Corp.	417,117	5,669,644
	Internet Initiative Japan, Inc.	47,200	915,275
	Isetan Mitsukoshi Holdings Ltd.	137,580	1,608,628
	Isuzu Motors Ltd.	433,793	5,919,080
	Ito En Ltd.	29,209	847,924
#	ITOCHU Corp.	244,000	11,073,721

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Iwatani Corp.	33,900	$1,514,872
	Iyogin Holdings, Inc.	85,500	581,565
	J Front Retailing Co. Ltd.	170,800	1,581,836
	Japan Airlines Co. Ltd.	85,800	1,648,713
	Japan Airport Terminal Co. Ltd.	23,700	941,196
	Japan Exchange Group, Inc.	151,600	3,355,166
	Japan Post Bank Co. Ltd.	157,000	1,632,776
	Japan Post Holdings Co. Ltd.	490,590	4,696,262
	Japan Post Insurance Co. Ltd.	65,500	1,226,283
	Japan Tobacco, Inc.	357,900	9,433,308
	JFE Holdings, Inc.	327,413	5,169,464
	JGC Holdings Corp.	105,200	1,232,256
	JSR Corp.	43,100	1,175,538
	JTEKT Corp.	134,360	1,229,372
	Kadokawa Corp.	30,600	647,417
	Kagome Co. Ltd.	23,200	571,186
	Kajima Corp.	166,500	2,971,502
	Kakaku.com, Inc.	31,500	358,322
	Kamigumi Co. Ltd.	48,000	1,104,277
	Kaneka Corp.	1,700	41,340
	Kansai Electric Power Co., Inc.	157,100	2,143,180
	Kansai Paint Co. Ltd.	58,200	973,093
	Kao Corp.	102,400	4,051,718
	Kawasaki Heavy Industries Ltd.	122,400	2,771,120
#	Kawasaki Kisen Kaisha Ltd.	57,200	2,787,000
	KDDI Corp.	507,100	16,802,777
	Keihan Holdings Co. Ltd.	44,100	1,075,560
	Keikyu Corp.	82,500	720,589
	Keio Corp.	32,582	953,360
	Keisei Electric Railway Co. Ltd.	24,000	1,085,997
	Kewpie Corp.	53,000	943,209
	Keyence Corp.	45,204	20,224,174
	Kikkoman Corp.	24,100	1,482,830
	Kinden Corp.	65,500	1,091,528
	Kintetsu Group Holdings Co. Ltd.	32,128	991,388
	Kirin Holdings Co. Ltd.	154,600	2,222,214
	Kobayashi Pharmaceutical Co. Ltd.	16,400	740,141
	Kobe Bussan Co. Ltd.	34,800	889,234
	Kobe Steel Ltd.	186,100	2,569,647
	Koei Tecmo Holdings Co. Ltd.	32,724	407,615
	Koito Manufacturing Co. Ltd.	80,300	1,229,336
	Komatsu Ltd.	298,500	8,492,310
	Konami Group Corp.	25,100	1,543,605
	Kose Corp.	8,190	535,812
	Kotobuki Spirits Co. Ltd.	21,200	285,238
	K's Holdings Corp.	60,556	550,344
	Kubota Corp.	222,700	3,371,113
	Kuraray Co. Ltd.	290,700	3,049,956
	Kurita Water Industries Ltd.	54,500	1,990,394
	Kyocera Corp.	264,860	3,877,569
	Kyoto Financial Group, Inc.	111,152	1,847,286
	Kyowa Kirin Co. Ltd.	65,200	1,027,028
	Kyudenko Corp.	22,100	840,640
*	Kyushu Electric Power Co., Inc.	156,500	1,172,047
	Kyushu Financial Group, Inc.	169,500	1,078,630
	Kyushu Railway Co.	43,600	958,328
	Lasertec Corp.	22,800	5,937,781
	Lawson, Inc.	19,900	1,139,038
	Lion Corp.	114,700	1,022,449

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Lixil Corp.	178,040	$2,379,143
	LY Corp.	566,700	1,763,022
	M3, Inc.	125,100	1,974,078
	Mabuchi Motor Co. Ltd.	15,400	266,918
	Macnica Holdings, Inc.	30,000	1,587,476
	Makita Corp.	79,100	2,128,976
	Marubeni Corp.	303,300	5,173,286
	Marui Group Co. Ltd.	91,200	1,508,007
	Maruichi Steel Tube Ltd.	24,000	611,509
	Maruwa Co. Ltd.	3,600	720,309
	MatsukiyoCocokara & Co.	99,040	1,800,227
	Mazda Motor Corp.	373,599	4,529,307
	McDonald's Holdings Co. Japan Ltd.	26,100	1,162,089
	Mebuki Financial Group, Inc.	513,249	1,536,255
	Medipal Holdings Corp.	89,050	1,421,325
	MEIJI Holdings Co. Ltd.	110,190	2,664,902
#*	Mercari, Inc.	52,400	866,374
	Minebea Mitsumi, Inc.	153,100	3,164,609
	MISUMI Group, Inc.	94,000	1,611,620
	Mitsubishi Chemical Group Corp.	946,690	5,708,294
	Mitsubishi Corp.	740,400	12,760,751
	Mitsubishi Electric Corp.	419,700	6,228,473
	Mitsubishi Estate Co. Ltd.	238,553	3,305,370
	Mitsubishi Gas Chemical Co., Inc.	97,500	1,592,260
	Mitsubishi HC Capital, Inc.	613,970	4,353,320
	Mitsubishi Heavy Industries Ltd.	88,600	5,909,928
	Mitsubishi Logistics Corp.	28,700	886,518
	Mitsubishi Materials Corp.	6,200	113,506
	Mitsubishi Motors Corp.	473,099	1,490,766
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	908,164	8,491,333
	Mitsubishi UFJ Financial Group, Inc.	1,563,572	14,645,270
	Mitsui & Co. Ltd., Sponsored ADR	941	758,935
	Mitsui & Co. Ltd.	271,755	11,021,629
	Mitsui Chemicals, Inc.	110,600	3,254,987
	Mitsui Fudosan Co. Ltd.	188,200	4,724,529
#	Mitsui High-Tec, Inc.	4,200	193,857
#	Mitsui OSK Lines Ltd.	117,900	4,235,023
	Miura Co. Ltd.	19,500	356,335
	Mizuho Financial Group, Inc.	501,612	9,110,056
	MonotaRO Co. Ltd.	62,000	583,929
	MS&AD Insurance Group Holdings, Inc.	92,695	3,827,815
	Murata Manufacturing Co. Ltd.	479,700	9,686,161
	Nabtesco Corp.	37,700	724,628
	Nagoya Railroad Co. Ltd.	72,428	1,116,689
	Nankai Electric Railway Co. Ltd.	38,100	742,949
	NEC Corp.	67,755	4,427,404
	NEC Networks & System Integration Corp.	28,800	465,098
	Nexon Co. Ltd.	71,100	1,134,687
	NGK Insulators Ltd.	165,900	2,072,544
	NH Foods Ltd.	49,000	1,678,063
	Nichirei Corp.	70,100	1,693,103
	NIDEC Corp.	71,872	2,680,597
	Nifco, Inc.	53,900	1,398,746
	Nihon Kohden Corp.	32,000	975,261
	Nikon Corp.	147,500	1,505,316
	Nintendo Co. Ltd.	275,200	15,375,669
	Nippon Express Holdings, Inc.	54,000	3,214,151
	Nippon Paint Holdings Co. Ltd.	138,700	1,092,446
	Nippon Sanso Holdings Corp.	83,000	2,103,162

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Shinyaku Co. Ltd.	28,300	$999,781
#	Nippon Steel Corp.	254,142	6,115,840
	Nippon Telegraph & Telephone Corp.	7,051,300	8,854,699
	Nippon Yusen KK	118,900	4,097,396
	Nissan Chemical Corp.	41,000	1,635,195
	Nissan Motor Co. Ltd.	589,600	2,314,666
	Nisshin Seifun Group, Inc.	81,370	1,135,045
	Nissin Foods Holdings Co. Ltd.	39,300	1,271,409
	Niterra Co. Ltd.	102,300	2,754,796
	Nitori Holdings Co. Ltd.	23,400	3,062,632
	Nitto Denko Corp.	65,900	5,466,922
	NOF Corp.	33,800	1,526,534
	NOK Corp.	38,800	513,924
	Nomura Holdings, Inc.	556,800	2,999,006
#	Nomura Holdings, Inc., Sponsored ADR	353,773	2,030,657
	Nomura Real Estate Holdings, Inc.	64,100	1,754,142
	Nomura Research Institute Ltd.	105,834	3,236,776
	NS Solutions Corp.	16,900	563,664
	NSK Ltd.	214,653	1,170,207
	NTT Data Group Corp.	195,500	2,815,909
	Obayashi Corp.	292,800	2,710,314
	OBIC Business Consultants Co. Ltd.	9,700	469,094
	Obic Co. Ltd.	15,300	2,350,226
	Odakyu Electric Railway Co. Ltd.	62,900	961,143
	Oji Holdings Corp.	614,000	2,400,636
	Olympus Corp.	233,600	3,458,136
	Omron Corp.	53,900	2,423,627
	Ono Pharmaceutical Co. Ltd.	133,200	2,400,814
	Open House Group Co. Ltd.	58,600	1,832,546
	Oracle Corp.	12,300	969,352
	Oriental Land Co. Ltd.	225,100	8,360,230
	ORIX Corp.	343,700	6,636,595
	Osaka Gas Co. Ltd.	85,500	1,800,361
	Otsuka Corp.	28,700	1,207,632
	Otsuka Holdings Co. Ltd.	70,300	2,763,375
	PALTAC Corp.	11,700	356,211
	Pan Pacific International Holdings Corp.	119,100	2,574,523
	Panasonic Holdings Corp.	646,687	6,091,000
	Panasonic Holdings Corp., ADR	41,553	390,598
*	Park24 Co. Ltd.	54,700	714,753
	Persol Holdings Co. Ltd.	897,366	1,426,553
	Pola Orbis Holdings, Inc.	26,900	278,280
	Rakus Co. Ltd.	32,000	525,956
*	Rakuten Group, Inc.	243,213	1,068,376
	Recruit Holdings Co. Ltd.	381,000	15,049,011
*	Renesas Electronics Corp.	371,600	6,097,056
	Resona Holdings, Inc.	772,231	4,262,915
	Resonac Holdings Corp.	136,600	2,724,007
	Ricoh Co. Ltd.	270,100	2,122,984
	Rinnai Corp.	43,500	985,528
	Rohm Co. Ltd.	138,248	2,386,055
	Rohto Pharmaceutical Co. Ltd.	54,300	1,111,066
	Ryohin Keikaku Co. Ltd.	102,400	1,592,233
	Sankyo Co. Ltd.	31,000	1,896,163
	Sankyu, Inc.	45,300	1,693,416
	Sanrio Co. Ltd.	23,800	993,821
	Santen Pharmaceutical Co. Ltd.	131,500	1,328,455
	Sanwa Holdings Corp.	147,500	2,254,416
	Sapporo Holdings Ltd.	17,900	827,675

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SBI Holdings, Inc.	112,450	$2,762,408
	SCREEN Holdings Co. Ltd.	24,300	2,382,840
	SCSK Corp.	53,000	1,040,634
	Secom Co. Ltd.	46,000	3,338,695
	Sega Sammy Holdings, Inc.	110,648	1,628,473
	Seibu Holdings, Inc.	178,300	2,519,811
	Seiko Epson Corp.	163,400	2,385,217
	Seino Holdings Co. Ltd.	71,200	1,039,793
	Sekisui Chemical Co. Ltd.	188,700	2,694,171
#	Sekisui House Ltd.	188,960	4,265,620
	Seven & i Holdings Co. Ltd.	287,076	11,338,014
	Seven Bank Ltd.	415,000	868,729
	SG Holdings Co. Ltd.	109,000	1,411,561
*	Sharp Corp.	77,900	523,823
*	SHIFT, Inc.	5,400	973,476
	Shimadzu Corp.	77,300	2,137,497
	Shimamura Co. Ltd.	11,854	1,300,484
	Shimano, Inc.	21,600	3,101,227
	Shimizu Corp.	237,600	1,590,524
	Shin-Etsu Chemical Co. Ltd.	533,500	20,999,723
	Shinko Electric Industries Co. Ltd.	23,200	857,754
	Shionogi & Co. Ltd.	57,400	2,754,994
	Shiseido Co. Ltd.	92,800	2,586,957
	Shizuoka Financial Group, Inc.	202,870	1,854,233
	SHO-BOND Holdings Co. Ltd.	16,400	730,465
	Skylark Holdings Co. Ltd.	139,100	2,269,299
	SMC Corp.	10,200	5,677,774
	Socionext, Inc.	49,600	1,136,737
	SoftBank Corp.	790,100	10,497,145
	SoftBank Group Corp.	220,376	9,513,765
	Sohgo Security Services Co. Ltd.	264,500	1,443,902
	Sojitz Corp.	107,299	2,532,408
	Sompo Holdings, Inc.	67,194	3,484,106
	Sony Group Corp.	375,200	36,795,229
	Square Enix Holdings Co. Ltd.	27,000	1,055,058
	Stanley Electric Co. Ltd.	76,800	1,466,919
	Subaru Corp.	382,786	7,636,316
	Sugi Holdings Co. Ltd.	21,100	1,008,150
	SUMCO Corp.	218,400	3,311,035
	Sumitomo Bakelite Co. Ltd.	15,700	780,251
	Sumitomo Chemical Co. Ltd.	719,948	1,695,176
	Sumitomo Corp.	240,000	5,519,481
	Sumitomo Electric Industries Ltd.	353,200	4,694,593
	Sumitomo Forestry Co. Ltd.	105,800	3,110,015
	Sumitomo Heavy Industries Ltd.	80,100	2,078,153
	Sumitomo Metal Mining Co. Ltd.	115,336	3,187,734
	Sumitomo Mitsui Financial Group, Inc.	271,540	14,123,705
	Sumitomo Mitsui Trust Holdings, Inc.	166,880	3,419,921
	Sumitomo Realty & Development Co. Ltd.	138,100	4,343,125
	Sumitomo Rubber Industries Ltd.	101,812	1,179,438
	Sundrug Co. Ltd.	47,800	1,441,660
	Suntory Beverage & Food Ltd.	71,700	2,339,196
	Suzuken Co. Ltd.	33,738	1,047,261
	Suzuki Motor Corp.	120,000	5,390,239
	Sysmex Corp.	52,200	2,827,793
	T&D Holdings, Inc.	172,600	2,858,039
	Taiheiyo Cement Corp.	6,301	129,689
	Taisei Corp.	68,600	2,501,059
	Taisho Pharmaceutical Holdings Co. Ltd.	17,795	1,035,553

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiyo Yuden Co. Ltd.	61,600	$1,487,994
	Takashimaya Co. Ltd.	87,500	1,218,984
	Takeda Pharmaceutical Co. Ltd.	389,352	11,443,242
	TBS Holdings, Inc.	17,600	408,134
	TDK Corp.	146,202	7,274,253
	TechnoPro Holdings, Inc.	62,400	1,438,620
	Teijin Ltd.	46,801	430,540
	Terumo Corp.	125,400	4,245,035
	THK Co. Ltd.	73,300	1,409,312
	TIS, Inc.	84,100	1,870,539
	Tobu Railway Co. Ltd.	35,200	932,211
#	Toei Animation Co. Ltd.	2,600	347,870
	Toei Co. Ltd.	2,800	392,961
	Toho Co. Ltd.	21,800	710,129
	Toho Gas Co. Ltd.	7,000	140,629
	Tohoku Electric Power Co., Inc.	171,200	1,142,897
	Tokio Marine Holdings, Inc.	523,043	13,791,295
	Tokyo Century Corp.	141,600	1,573,372
*	Tokyo Electric Power Co. Holdings, Inc.	350,600	1,866,648
	Tokyo Electron Ltd.	131,100	24,328,544
	Tokyo Gas Co. Ltd.	94,000	2,159,355
	Tokyo Ohka Kogyo Co. Ltd.	52,500	1,199,126
	Tokyo Seimitsu Co. Ltd.	24,500	1,586,955
	Tokyo Tatemono Co. Ltd.	151,919	2,341,364
	Tokyu Corp.	94,517	1,109,095
	Tokyu Fudosan Holdings Corp.	504,100	3,371,204
	TOPPAN Holdings, Inc.	100,000	2,756,444
	Toray Industries, Inc.	571,293	2,854,424
	Toridoll Holdings Corp.	22,200	679,657
	Tosoh Corp.	133,800	1,725,303
	TOTO Ltd.	52,800	1,429,046
	Toyo Seikan Group Holdings Ltd.	72,000	1,143,683
	Toyo Suisan Kaisha Ltd.	21,400	1,114,329
	Toyo Tire Corp.	94,500	1,564,760
	Toyoda Gosei Co. Ltd.	50,600	977,007
	Toyota Boshoku Corp.	67,300	1,108,924
	Toyota Industries Corp.	30,100	2,545,831
#	Toyota Motor Corp., Sponsored ADR	45,827	9,151,652
	Toyota Motor Corp.	2,580,315	51,523,252
	Toyota Tsusho Corp.	82,660	5,416,828
*	Trend Micro, Inc.	37,800	2,162,514
#	Tsuruha Holdings, Inc.	22,900	1,812,183
	Ulvac, Inc.	20,100	983,763
	Unicharm Corp.	92,200	3,172,452
	USS Co. Ltd.	67,200	1,270,846
#*	Visional, Inc.	11,900	744,782
#	Welcia Holdings Co. Ltd.	46,700	787,775
	West Japan Railway Co.	42,800	1,782,599
#	Workman Co. Ltd.	10,900	311,599
	Yakult Honsha Co. Ltd.	57,500	1,255,891
	Yamada Holdings Co. Ltd.	365,600	1,116,754
	Yamaguchi Financial Group, Inc.	67,600	642,542
	Yamaha Corp.	42,500	934,599
	Yamaha Motor Co. Ltd.	567,900	5,367,646
	Yamato Holdings Co. Ltd.	80,200	1,386,371
	Yamato Kogyo Co. Ltd.	21,200	1,173,500
	Yamazaki Baking Co. Ltd.	35,700	846,530
	Yaoko Co. Ltd.	11,800	680,835
	Yaskawa Electric Corp.	51,800	1,952,150

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yokogawa Electric Corp.	59,100	$1,161,356
	Yokohama Rubber Co. Ltd.	91,300	2,160,859
#	Zenkoku Hosho Co. Ltd.	37,300	1,388,060
	Zensho Holdings Co. Ltd.	30,000	1,469,061
	Zeon Corp.	75,400	684,061
	ZOZO, Inc.	38,500	843,015
TOTAL JAPAN			1,257,835,255
NETHERLANDS — (4.3%)
Ω	ABN AMRO Bank NV, GDR	188,850	2,779,378
*Ω	Adyen NV	4,877	6,116,668
	Aegon Ltd.	350,997	2,070,685
	Aegon Ltd.	524,477	3,031,477
	Akzo Nobel NV	73,259	5,627,196
	ArcelorMittal SA	217,743	5,981,389
	ASM International NV	19,135	10,605,260
	ASML Holding NV	30,871	26,783,083
	ASML Holding NV	82,305	71,590,535
	ASR Nederland NV	91,948	4,333,187
	BE Semiconductor Industries NV	43,183	6,489,467
	Coca-Cola Europacific Partners PLC	102,049	7,030,057
Ω	CTP NV	16,119	275,056
	Heineken NV	66,466	6,686,180
	IMCD NV	31,384	4,790,476
	ING Groep NV	811,477	11,529,842
#	JDE Peet's NV	39,599	977,516
	Koninklijke Ahold Delhaize NV	477,963	13,441,826
	Koninklijke KPN NV	1,619,989	5,510,782
*	Koninklijke Philips NV	177,445	3,753,948
*	Koninklijke Philips NV	169,661	3,584,945
	NN Group NV	154,493	6,332,395
	Prosus NV	232,218	6,868,299
	Qiagen NV	82,852	3,603,822
	Randstad NV	74,085	4,212,488
	Universal Music Group NV	214,605	6,326,067
	Wolters Kluwer NV	153,709	22,659,326
TOTAL NETHERLANDS			252,991,350
NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	293,662	924,261
	Air New Zealand Ltd.	671,417	260,559
	Auckland International Airport Ltd.	252,502	1,300,440
	Chorus Ltd.	377,181	1,833,446
	Contact Energy Ltd.	253,219	1,247,982
	EBOS Group Ltd.	44,945	1,029,254
	Fisher & Paykel Healthcare Corp. Ltd.	159,404	2,302,278
	Fletcher Building Ltd.	485,148	1,337,312
#	Fonterra Co.-operative Group Ltd.	22,286	46,518
	Genesis Energy Ltd.	183,438	283,945
	Infratil Ltd.	183,063	1,180,936
	Mainfreight Ltd.	27,514	1,204,101
	Mercury NZ Ltd.	144,535	596,220
	Meridian Energy Ltd.	285,465	967,095
#	Port of Tauranga Ltd.	117,196	381,382
*	Ryman Healthcare Ltd.	196,795	683,649
	Spark New Zealand Ltd.	589,184	1,911,593
	Summerset Group Holdings Ltd.	4,399	29,498

Large Cap International Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Vector Ltd.	65,942	$151,108
TOTAL NEW ZEALAND			17,671,577
NORWAY — (0.8%)
*	Adevinta ASA	61,332	656,317
	Aker ASA, Class A	7,951	472,462
#	Aker BP ASA	99,748	2,647,469
	Aker Solutions ASA	127,985	474,699
	Austevoll Seafood ASA	5,842	42,350
#*Ω	AutoStore Holdings Ltd.	67,198	122,665
	Bakkafrost P	10,429	582,441
	Borr Drilling Ltd.	57,051	350,864
	Borregaard ASA	43,288	736,168
Ω	BW LPG Ltd.	123,563	1,520,713
	DNB Bank ASA	205,466	3,994,200
Ω	Entra ASA	11,555	126,110
	Equinor ASA	303,757	8,692,639
*	FLEX LNG Ltd.	12,630	377,147
	Frontline PLC	52,572	1,175,124
	Gjensidige Forsikring ASA	36,071	580,183
	Golar LNG Ltd.	6,906	150,620
	Golden Ocean Group Ltd.	67,870	715,706
	Hafnia Ltd.	128,345	933,307
	Hoegh Autoliners ASA	29,006	291,268
	Kongsberg Gruppen ASA	19,687	1,003,315
	Leroy Seafood Group ASA	95,855	384,985
	Mowi ASA	97,976	1,763,602
*	Nordic Semiconductor ASA	43,353	435,324
	Norsk Hydro ASA	379,482	2,223,955
	Orkla ASA	130,647	1,023,374
#	Salmar ASA	15,415	855,693
	Schibsted ASA, Class A	14,867	456,074
	Schibsted ASA, Class B	39,213	1,123,421
	SpareBank 1 SR-Bank ASA	79,319	961,928
	Stolt-Nielsen Ltd.	19,501	728,909
	Storebrand ASA	257,410	2,314,415
	Subsea 7 SA	98,067	1,321,745
	Telenor ASA	172,346	1,909,477
	TOMRA Systems ASA	59,769	600,366
	Var Energi ASA	88,080	255,494
	Wallenius Wilhelmsen ASA	75,368	732,686
	Yara International ASA	46,447	1,535,196
TOTAL NORWAY			44,272,411
PORTUGAL — (0.2%)
	EDP - Energias de Portugal SA	497,099	2,217,279
	EDP Renovaveis SA	99,354	1,608,862
	Galp Energia SGPS SA	401,039	6,313,053
	Jeronimo Martins SGPS SA	75,294	1,712,436
TOTAL PORTUGAL			11,851,630
SINGAPORE — (0.9%)
	CapitaLand Investment Ltd.	773,550	1,698,165
	City Developments Ltd.	263,200	1,194,609
	DBS Group Holdings Ltd.	493,226	11,682,197
	Genting Singapore Ltd.	728,300	546,956
	Great Eastern Holdings Ltd.	13,000	169,476
	Hongkong Land Holdings Ltd.	443,000	1,382,827

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Jardine Cycle & Carriage Ltd.	61,210	$1,181,110
	Keppel Ltd.	497,900	2,645,722
	Oversea-Chinese Banking Corp. Ltd.	754,857	7,220,486
*	Seatrium Ltd.	17,238,974	1,279,359
	Sembcorp Industries Ltd.	581,420	2,446,899
	Singapore Airlines Ltd.	593,200	2,944,219
	Singapore Exchange Ltd.	281,600	1,966,310
	Singapore Technologies Engineering Ltd.	424,600	1,176,540
	Singapore Telecommunications Ltd.	1,201,150	2,143,504
	United Overseas Bank Ltd.	372,465	7,851,018
	UOL Group Ltd.	242,187	1,124,614
	Wilmar International Ltd.	903,900	2,213,369
	Yangzijiang Shipbuilding Holdings Ltd.	1,504,200	1,877,873
TOTAL SINGAPORE			52,745,253
SPAIN — (2.3%)
	Acciona SA	18,175	2,351,022
#	ACS Actividades de Construccion y Servicios SA	115,526	4,558,713
Ω	Aena SME SA	22,177	3,923,270
	Amadeus IT Group SA	116,548	8,167,727
	Banco Bilbao Vizcaya Argentaria SA	1,401,013	13,112,694
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	729,514	6,806,366
	Banco de Sabadell SA	2,511,975	3,260,383
	Banco Santander SA	3,608,632	14,503,305
	CaixaBank SA	1,507,988	6,430,047
Ω	Cellnex Telecom SA	119,663	4,604,317
	Corp. ACCIONA Energias Renovables SA	16,565	430,443
	Endesa SA	108,730	2,154,154
	Ferrovial SE	78,034	2,975,839
*	Grifols SA	111,237	1,211,676
	Iberdrola SA	1,188,097	14,305,824
	Iberdrola SA	20,484	247,376
	Industria de Diseno Textil SA	322,128	13,773,345
	Mapfre SA	438,623	965,810
	Naturgy Energy Group SA	33,680	906,927
	Redeia Corp. SA	169,736	2,824,427
	Repsol SA	908,607	13,418,567
#	Telefonica SA, Sponsored ADR	192,895	788,940
	Telefonica SA	3,021,501	12,293,983
TOTAL SPAIN			134,015,155
SWEDEN — (2.7%)
	AAK AB	54,219	1,221,992
	AddTech AB, Class B	76,982	1,588,116
	Alfa Laval AB	60,529	2,220,979
	Assa Abloy AB, Class B	199,102	5,460,515
	Atlas Copco AB, Class A	738,553	11,786,873
	Atlas Copco AB, Class B	450,234	6,234,819
	Atrium Ljungberg AB, Class B	12,064	240,986
#	Avanza Bank Holding AB	71,879	1,443,867
	Axfood AB	38,731	978,689
#	Beijer Ref AB	76,742	1,044,842
	Billerud Aktiebolag	116,116	1,032,514
	Boliden AB	147,411	3,912,681
*	Camurus AB	4,560	226,064
*	Castellum AB	71,347	918,513
Ω	Dometic Group AB	130,574	1,039,096
*	Electrolux AB, Class B	99,848	933,980

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Elekta AB, Class B	145,381	$1,097,002
*	Embracer Group AB	175,038	334,054
	Epiroc AB, Class A	177,442	3,135,178
	Epiroc AB, Class B	99,521	1,551,721
	Essity AB, Class A	8,605	204,113
	Essity AB, Class B	153,538	3,605,577
Ω	Evolution AB	40,354	4,711,878
	Fabege AB	92,014	861,795
*	Fastighets AB Balder, Class B	139,666	927,004
	Fortnox AB	150,293	828,608
	Getinge AB, Class B	79,031	1,689,456
#	H & M Hennes & Mauritz AB, Class B	207,154	2,922,682
	Hexagon AB, Class B	359,770	3,926,381
	Hexpol AB	104,516	1,196,348
	Holmen AB, Class B	30,769	1,212,584
	Hufvudstaden AB, Class A	31,720	410,168
	Husqvarna AB, Class A	12,600	98,227
	Husqvarna AB, Class B	164,617	1,280,541
	Indutrade AB	88,874	2,159,112
	Kindred Group PLC, SDR	33,409	393,030
	Lagercrantz Group AB, Class B	111,522	1,458,009
	Lifco AB, Class B	63,235	1,525,665
	Loomis AB	60,871	1,666,525
	Medicover AB, Class B	15,661	258,277
*	Millicom International Cellular SA, SDR	146,270	2,509,193
Ω	Munters Group AB	76,527	1,221,465
	Mycronic AB	31,459	874,996
#	Nibe Industrier AB, Class B	236,728	1,414,493
	Nordnet AB publ	42,759	672,836
	Pandox AB	52,404	718,577
	Saab AB, Class B	31,989	2,059,802
	Sagax AB, Class B	32,558	791,202
	Sandvik AB	236,902	4,978,705
	Sectra AB, Class B	46,610	868,179
	Securitas AB, Class B	225,286	2,188,440
*Ω	Sinch AB	335,523	1,030,391
	Skandinaviska Enskilda Banken AB, Class A	385,765	5,478,687
#	Skanska AB, Class B	148,452	2,574,098
	SKF AB, Class A	5,065	100,897
	SKF AB, Class B	161,381	3,180,031
	SSAB AB, Class A	149,884	1,166,069
	SSAB AB, Class B	363,254	2,774,701
	Svenska Cellulosa AB SCA, Class A	8,605	117,385
	Svenska Cellulosa AB SCA, Class B	177,476	2,416,144
#	Svenska Handelsbanken AB, Class A	292,444	3,152,643
#	Svenska Handelsbanken AB, Class B	3,612	48,287
	Sweco AB, Class B	72,597	850,968
	Swedbank AB, Class A	193,925	3,951,799
*	Swedish Orphan Biovitrum AB	52,989	1,487,302
	Tele2 AB, Class B	269,617	2,298,763
	Telefonaktiebolaget LM Ericsson, Class A	17,870	98,481
	Telefonaktiebolaget LM Ericsson, Class B	999,010	5,537,988
#	Telia Co. AB	1,322,868	3,411,904
Ω	Thule Group AB	41,461	1,054,979
	Trelleborg AB, Class B	97,629	2,971,552
	Vitrolife AB	25,060	412,572
	Volvo AB, Class A	91,502	2,249,590
	Volvo AB, Class B	534,922	12,819,577
#*	Volvo Car AB, Class B	161,248	420,374

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Wallenstam AB, Class B	137,474	$690,087
	Wihlborgs Fastigheter AB	89,786	802,655
TOTAL SWEDEN			157,134,273
SWITZERLAND — (7.7%)
	ABB Ltd.	515,568	21,814,611
	Alcon, Inc.	192,210	14,440,081
	Baloise Holding AG	15,636	2,497,712
	Banque Cantonale Vaudoise	11,019	1,410,833
	Barry Callebaut AG	1,106	1,615,431
	BKW AG	5,898	937,006
	Chocoladefabriken Lindt & Spruengli AG	30	3,802,769
	Cie Financiere Richemont SA, Class A	112,212	16,667,358
	DSM-Firmenich AG	28,398	3,002,535
	EMS-Chemie Holding AG	1,257	948,928
	Geberit AG	9,299	5,352,764
	Givaudan SA	1,859	7,730,720
	Holcim AG	197,679	15,106,949
	Julius Baer Group Ltd.	120,555	6,563,183
	Kuehne & Nagel International AG	16,670	5,649,124
#	Logitech International SA	52,318	4,368,970
	Lonza Group AG	24,189	11,826,140
	Nestle SA	702,768	80,080,784
	Novartis AG, Sponsored ADR	195,278	20,205,415
	Novartis AG	340,245	35,186,001
	Partners Group Holding AG	6,830	9,214,865
	Roche Holding AG	8,895	2,694,540
	Roche Holding AG	205,381	58,475,329
*	Sandoz Group AG	135,093	4,633,012
#	Sandoz Group AG, ADR	39,056	1,341,755
	Schindler Holding AG	9,697	2,308,282
	SGS SA	42,225	3,901,836
	SIG Group AG	172,828	3,617,670
	Sika AG	30,134	8,318,726
	Sonova Holding AG	17,883	5,715,344
	Straumann Holding AG	25,568	3,883,814
	Swatch Group AG	13,401	3,146,003
	Swatch Group AG	23,959	1,090,111
	Swiss Life Holding AG	11,467	8,234,774
	Swiss Prime Site AG	27,938	2,829,710
	Swiss Re AG	127,643	14,615,179
	Swisscom AG	17,746	10,617,140
#*	UBS Group AG	731,216	21,879,990
Ω	VAT Group AG	13,758	6,404,745
	Zurich Insurance Group AG	33,838	17,192,733
TOTAL SWITZERLAND			449,322,872
UNITED KINGDOM — (12.2%)
	3i Group PLC	489,969	15,338,449
	Admiral Group PLC	92,548	2,942,760
Ω	Airtel Africa PLC	901,503	1,280,304
	Anglo American PLC	336,736	8,027,005
	Antofagasta PLC	146,171	3,185,833
	Ashtead Group PLC	166,204	10,868,393
	Associated British Foods PLC	142,156	4,210,568
	AstraZeneca PLC, Sponsored ADR	495,669	33,031,382
	AstraZeneca PLC	126,555	16,778,262
Ω	Auto Trader Group PLC	451,368	4,152,531

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Aviva PLC	1,016,927	$5,550,974
	B&M European Value Retail SA	497,943	3,263,378
	BAE Systems PLC	589,279	8,778,173
#	Barclays PLC, Sponsored ADR	996,036	7,510,111
	Barclays PLC	2,341,417	4,351,119
	Barratt Developments PLC	539,321	3,675,650
	Beazley PLC	230,661	1,587,770
	Berkeley Group Holdings PLC	53,150	3,218,468
	BP PLC, Sponsored ADR	765,146	26,856,642
	BP PLC	2,286,869	13,356,267
#	British American Tobacco PLC, Sponsored ADR	22,867	676,863
	British American Tobacco PLC	446,549	13,165,875
	BT Group PLC	5,262,709	7,455,845
	Bunzl PLC	94,984	3,860,127
	Burberry Group PLC	158,590	2,612,282
*	Carnival PLC	32,636	490,328
	Centrica PLC	3,446,911	6,032,264
	Coca-Cola HBC AG	60,881	1,789,703
	Compass Group PLC	396,637	10,924,870
Ω	ConvaTec Group PLC	740,532	2,253,716
	Croda International PLC	30,613	1,852,904
	DCC PLC	54,003	3,925,981
	Diageo PLC, Sponsored ADR	105,239	15,189,145
	Diageo PLC	169,923	6,137,256
	Diploma PLC	49,621	2,045,464
	DS Smith PLC	830,221	2,960,230
*	easyJet PLC	41,783	292,524
	Entain PLC	204,634	2,492,522
*††	Evraz PLC	179,407	0
	Experian PLC	245,636	10,223,957
*	Frasers Group PLC	80,398	822,592
	Fresnillo PLC	13,527	90,478
	Glencore PLC	3,900,960	20,639,815
	GSK PLC	612,423	12,112,343
#	GSK PLC, Sponsored ADR	281,778	11,113,309
	Haleon PLC	486,669	1,976,734
#	Haleon PLC, ADR	300,137	2,461,123
	Halma PLC	92,238	2,553,064
	Hargreaves Lansdown PLC	79,740	769,444
	Hikma Pharmaceuticals PLC	73,777	1,799,941
	Hiscox Ltd.	136,430	1,790,595
	Howden Joinery Group PLC	387,823	3,927,438
	HSBC Holdings PLC	1,377,459	10,754,790
#	HSBC Holdings PLC, Sponsored ADR	551,216	21,679,325
	IMI PLC	138,922	2,946,473
	Imperial Brands PLC	376,885	9,047,173
	Informa PLC	421,585	4,140,618
	InterContinental Hotels Group PLC, ADR	1,227	116,922
	InterContinental Hotels Group PLC	38,416	3,640,034
	Intermediate Capital Group PLC	139,314	3,140,848
*	International Consolidated Airlines Group SA	119,677	223,403
	Intertek Group PLC	93,814	5,324,945
	Investec PLC	316,523	2,060,728
	J Sainsbury PLC	996,122	3,400,920
	JD Sports Fashion PLC	1,020,465	1,507,955
	Kingfisher PLC	587,320	1,632,940
	Legal & General Group PLC	2,180,641	7,013,906
	Lloyds Banking Group PLC	12,820,241	6,872,358
	Lloyds Banking Group PLC, ADR	1,256,966	2,652,198

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	London Stock Exchange Group PLC	77,053	$8,715,756
	M&G PLC	1,147,871	3,245,453
	Marks & Spencer Group PLC	1,522,984	4,758,252
	Melrose Industries PLC	671,778	5,007,089
	Mondi PLC	218,270	3,911,317
	National Grid PLC	288,742	3,845,785
#	National Grid PLC, Sponsored ADR	94,014	6,348,765
	NatWest Group PLC	1,699,778	4,797,008
#	NatWest Group PLC, Sponsored ADR	275,889	1,578,083
	Next PLC	32,817	3,503,429
*	Ocado Group PLC	90,179	617,718
	Pearson PLC	226,928	2,783,902
	Pearson PLC, Sponsored ADR	88,193	1,077,718
	Persimmon PLC	97,204	1,790,313
	Phoenix Group Holdings PLC	335,028	2,139,030
	Prudential PLC, ADR	47,310	978,371
	Prudential PLC	534,285	5,488,478
	Reckitt Benckiser Group PLC	176,599	12,768,266
#	RELX PLC, Sponsored ADR	218,250	9,024,640
	RELX PLC	370,363	15,281,416
	Rentokil Initial PLC	566,438	2,917,012
	Rightmove PLC	387,435	2,741,944
	Rio Tinto PLC	154,229	10,675,641
	Rio Tinto PLC, Sponsored ADR	108,740	7,532,420
*	Rolls-Royce Holdings PLC	1,793,396	6,808,538
	RS Group PLC	52,237	517,614
	Sage Group PLC	232,230	3,457,422
	Schroders PLC	306,543	1,568,305
	Severn Trent PLC	64,020	2,104,403
	Shell PLC	36,838	1,142,048
	Shell PLC, ADR	1,043,088	65,620,666
	Smith & Nephew PLC, Sponsored ADR	5,090	142,673
	Smith & Nephew PLC	197,388	2,760,471
	Smiths Group PLC	131,756	2,700,160
	Spectris PLC	32,894	1,531,328
	Spirax-Sarco Engineering PLC	17,136	2,156,751
	SSE PLC	238,112	5,071,293
	Standard Chartered PLC	1,001,127	7,566,059
	Taylor Wimpey PLC	1,368,567	2,555,103
	Tesco PLC	2,857,251	10,353,592
	Unilever PLC, Sponsored ADR	314,426	15,309,402
	Unilever PLC	337,393	16,439,308
	United Utilities Group PLC	191,645	2,581,221
	Vodafone Group PLC	11,673,883	9,924,440
	Vodafone Group PLC, Sponsored ADR	21,712	186,726
	Weir Group PLC	112,716	2,590,880
	Whitbread PLC	89,645	4,063,423
*	Wise PLC, Class A	91,175	929,976
#	WPP PLC, Sponsored ADR	8,072	390,846
	WPP PLC	312,590	3,022,899
TOTAL UNITED KINGDOM			711,581,660
UNITED STATES — (0.4%)
	CRH PLC	177,432	12,732,520
	Ferguson PLC	11,906	2,226,240
*	Liberty Global Ltd., Class A	6,399	126,060
#*	Liberty Global Ltd., Class C	15,388	322,225

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (Continued)
	Newmont Corp., CDI	147,649	$5,067,743
TOTAL UNITED STATES			20,474,788
TOTAL COMMON STOCKS			5,643,160,981
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 9.425%	19,958	1,950,106
Ω	Dr Ing hc F Porsche AG, 1.276%	27,451	2,330,643
	Henkel AG & Co. KGaA, 2.615%	63,193	4,844,282
	Porsche Automobil Holding SE, 5.510%	55,237	2,757,650
#	Sartorius AG, 0.422%	7,791	2,842,176
	Volkswagen AG, 7.324%	81,009	10,418,974
TOTAL GERMANY			25,143,831
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	6,143	0
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/02/2024	115,526	52,936
TOTAL RIGHTS/WARRANTS			52,936
TOTAL INVESTMENT SECURITIES (Cost $3,758,681,990)			5,668,357,748

			Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	13,758,463	159,157,894
TOTAL INVESTMENTS — (100.0%)
(Cost $3,917,839,825)^^			$5,827,515,642
As of January 31, 2024, Large Cap International Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	216	03/15/24	$51,405,597	$52,601,400	$1,195,803
Total Futures Contracts			$51,405,597	$52,601,400	$1,195,803
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$20,817,217	$341,594,138	—	$362,411,355
Austria	—	10,954,016	—	10,954,016
Belgium	7,477,400	45,808,943	—	53,286,343
Canada	611,178,667	2,251,783	—	613,430,450
Denmark	10,461,305	179,170,021	—	189,631,326

Large Cap International Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Finland	$806,666	$61,304,067	—	$62,110,733
France	3,589,240	564,850,343	—	568,439,583
Germany	11,303,666	373,164,042	—	384,467,708
Hong Kong	—	87,899,710	—	87,899,710
Ireland	—	36,620,721	—	36,620,721
Israel	5,268,945	28,339,727	—	33,608,672
Italy	1,547,405	128,856,735	—	130,404,140
Japan	21,895,020	1,235,940,235	—	1,257,835,255
Netherlands	85,644,981	167,346,369	—	252,991,350
New Zealand	—	17,671,577	—	17,671,577
Norway	655,530	43,616,881	—	44,272,411
Portugal	—	11,851,630	—	11,851,630
Singapore	—	52,745,253	—	52,745,253
Spain	7,595,306	126,419,849	—	134,015,155
Sweden	—	157,134,273	—	157,134,273
Switzerland	47,283,512	402,039,360	—	449,322,872
United Kingdom	233,388,647	478,193,013	—	711,581,660
United States	13,180,805	7,293,983	—	20,474,788
Preferred Stocks
Germany	—	25,143,831	—	25,143,831
Rights/Warrants
Spain	—	52,936	—	52,936
Securities Lending Collateral	—	159,157,894	—	159,157,894
Futures Contracts**	1,195,803	—	—	1,195,803
TOTAL	$1,083,290,115	$4,745,421,330	—	$5,828,711,445
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.4%)
AUSTRALIA — (6.4%)
*	3P Learning Ltd.	182,513	$143,445
#	A2B Australia Ltd.	931,839	873,152
	Accent Group Ltd.	1,632,618	2,144,933
	Acrow Ltd.	393,029	271,862
#	Adairs Ltd.	494,146	547,050
*	Adbri Ltd.	1,853,949	3,687,704
	AGL Energy Ltd.	1,030,143	5,818,190
*	Ainsworth Game Technology Ltd.	387,271	343,932
*	Alkane Resources Ltd.	2,028,893	755,797
*	Alliance Aviation Services Ltd.	42,210	92,428
	ALS Ltd.	1,251,320	10,280,885
	Altium Ltd.	254,090	8,162,847
*	Alumina Ltd.	5,465,435	4,111,721
#*	AMA Group Ltd.	3,079,657	142,501
	AMP Ltd.	10,452,685	6,339,237
	Ampol Ltd.	702,828	16,623,622
	Ansell Ltd.	423,285	6,657,351
	ANZ Group Holdings Ltd.	2,477,843	43,720,004
	APA Group	1,223,265	6,765,992
#*	Appen Ltd.	1,076,620	226,000
#*	Arafura Rare Earths Ltd.	3,290,916	276,696
	ARB Corp. Ltd.	257,388	5,626,591
*	Arcadium Lithium PLC, CDI	810,060	4,134,602
#*	Argosy Minerals Ltd.	38,616	2,498
	Aristocrat Leisure Ltd.	749,656	21,613,041
#	ARN Media Ltd.	1,779,831	1,161,661
#	Articore Group Ltd.	292,262	103,453
	ASX Ltd.	101,078	4,321,322
	Atlas Arteria Ltd.	1,996,188	7,037,360
	AUB Group Ltd.	169,254	3,368,172
*	Audinate Group Ltd.	13,079	140,805
#*	Aurelia Metals Ltd.	7,381,100	553,367
	Aurizon Holdings Ltd.	6,154,246	15,170,409
#*	Aussie Broadband Ltd.	524,646	1,313,506
	Austal Ltd.	1,658,246	2,199,886
*	Australian Agricultural Co. Ltd.	1,363,305	1,302,064
#	Australian Clinical Labs Ltd.	528,814	1,037,361
	Australian Ethical Investment Ltd.	107,558	378,541
#	Australian Finance Group Ltd.	919,470	972,705
#*	Australian Strategic Materials Ltd.	426,234	289,654
#*	Australian Vanadium Ltd.	1,474,018	20,334
#*	Australian Vintage Ltd.	101,209	24,817
	Auswide Bank Ltd.	58,398	197,535
	AVJennings Ltd.	408,347	85,567
#	Baby Bunting Group Ltd.	400,481	414,183
#	Bank of Queensland Ltd.	2,814,887	11,051,132
*	Bannerman Energy Ltd.	81,394	191,089
	Bapcor Ltd.	1,489,373	5,451,863
	Base Resources Ltd.	615,478	64,384
	Beach Energy Ltd.	10,147,749	10,889,919
#	Beacon Lighting Group Ltd.	6,923	10,761
	Bega Cheese Ltd.	2,334,308	5,688,910
#	Bell Financial Group Ltd.	267,799	229,864
*	Bellevue Gold Ltd.	2,122,627	1,836,113
	Bendigo & Adelaide Bank Ltd.	1,835,906	11,729,487

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	BHP Group Ltd., Sponsored ADR	1,271,993	$77,871,411
	BHP Group Ltd., Class DI	5,686,501	174,033,819
#*	Bigtincan Holdings Ltd.	215,674	29,432
	BlueScope Steel Ltd.	1,403,590	21,430,439
*	Boral Ltd.	713,672	2,459,617
*	Boss Energy Ltd.	438,702	1,587,403
	Brambles Ltd.	2,189,246	20,873,948
#*	Bravura Solutions Ltd.	1,392,040	747,080
	Breville Group Ltd.	324,731	5,738,922
	Brickworks Ltd.	378,248	7,220,029
#*††	BWX Ltd.	252,368	6,209
#	Capitol Health Ltd.	1,906,520	317,824
	Capral Ltd.	9,031	58,578
*	Capricorn Metals Ltd.	1,105,476	3,295,816
	CAR Group Ltd.	259,930	5,581,038
#*	Carnarvon Energy Ltd.	4,980,321	653,654
	Cash Converters International Ltd.	2,116,492	312,796
#*	Catapult Group International Ltd.	192,104	162,189
	Cedar Woods Properties Ltd.	323,854	1,027,014
*	Centrebet International Ltd.	22,005	0
*	Cettire Ltd.	50,029	101,751
	Challenger Ltd.	2,072,693	8,792,737
	Champion Iron Ltd.	1,435,238	7,873,760
#*	City Chic Collective Ltd.	510,287	184,820
*	Clean Seas Seafood Ltd.	49,960	8,832
	Cleanaway Waste Management Ltd.	6,000,569	10,158,535
#	Clinuvel Pharmaceuticals Ltd.	94,165	963,313
	Clover Corp. Ltd.	41,173	21,763
#	Coast Entertainment Holdings Ltd.	1,741,068	528,162
	Cochlear Ltd.	65,731	13,044,246
	Codan Ltd.	548,273	2,898,055
#*	Cogstate Ltd.	34,463	28,275
	Coles Group Ltd.	1,776,551	18,435,933
	Collins Foods Ltd.	652,620	5,116,474
	Commonwealth Bank of Australia	961,266	73,300,752
	Computershare Ltd.	703,371	11,650,108
#*	Cooper Energy Ltd.	13,995,021	1,185,929
#*	Core Lithium Ltd.	493,674	62,003
Ω	Coronado Global Resources, Inc., CDI	102,026	108,523
	Corporate Travel Management Ltd.	223,110	2,951,325
	Costa Group Holdings Ltd.	1,595,423	3,319,430
	Credit Corp. Group Ltd.	245,203	2,725,964
	CSL Ltd.	126,715	24,883,979
	CSR Ltd.	2,933,308	13,208,592
	Data#3 Ltd.	681,954	4,336,948
*	De Grey Mining Ltd.	1,343,757	1,069,340
#*	Deep Yellow Ltd.	266,315	251,518
	Deterra Royalties Ltd.	975,509	3,513,240
	Dicker Data Ltd.	244,426	1,798,191
	Domain Holdings Australia Ltd.	539,269	1,170,184
	Domino's Pizza Enterprises Ltd.	188,685	4,853,249
	Downer EDI Ltd.	3,199,703	8,714,229
#	Dropsuite Ltd.	51,891	9,822
	Duratec Ltd.	41,601	37,698
	Eagers Automotive Ltd.	556,455	5,131,069
	Elders Ltd.	669,769	3,912,671
#*	Electro Optic Systems Holdings Ltd.	24,374	18,724
#	Emeco Holdings Ltd.	1,260,321	518,361
*	Emerald Resources NL	1,034,408	2,248,308

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	EML Payments Ltd.	682,274	$395,112
	Endeavour Group Ltd.	2,412,616	8,829,537
*	Energy Transition Minerals Ltd.	413,383	10,023
*	Energy World Corp. Ltd.	9,183,150	107,184
	Enero Group Ltd.	111,101	120,986
	EQT Holdings Ltd.	42,186	760,247
*	European Lithium Ltd.	816,358	45,503
	Euroz Hartleys Group Ltd.	129,142	74,406
	Evolution Mining Ltd.	6,604,982	13,835,747
	EVT Ltd.	447,919	3,654,011
*	Finbar Group Ltd.	5,532	2,550
*	FleetPartners Group Ltd.	1,306,349	2,608,613
#	Fleetwood Ltd.	413,728	470,321
#	Flight Centre Travel Group Ltd.	394,128	5,445,227
	Fortescue Ltd.	2,146,733	41,489,367
#*	Frontier Digital Ventures Ltd.	46,215	14,172
	G8 Education Ltd.	3,715,935	2,572,669
#*	Galan Lithium Ltd.	131,379	37,097
*	Genesis Minerals Ltd.	1,064,147	1,128,078
	Gold Road Resources Ltd.	4,192,586	4,142,474
	GR Engineering Services Ltd.	99,032	155,347
	GrainCorp Ltd., Class A	1,123,159	5,900,955
	Grange Resources Ltd.	3,041,908	938,675
	GUD Holdings Ltd.	564,849	4,483,541
	GWA Group Ltd.	1,080,852	1,608,375
	Hansen Technologies Ltd.	610,452	2,050,778
#	Harvey Norman Holdings Ltd.	2,283,959	6,563,660
*	Healius Ltd.	4,421,142	3,977,489
	Helia Group Ltd.	2,165,304	6,962,757
#*	Highfield Resources Ltd.	332,037	65,032
*	Hillgrove Resources Ltd.	1,069,142	52,348
	Horizon Oil Ltd.	129,732	12,652
*	Hot Chili Ltd.	31,366	21,043
	HUB24 Ltd.	91,986	2,222,932
#	Humm Group Ltd.	1,944,807	852,105
#	IDP Education Ltd.	305,649	3,914,066
	IGO Ltd.	733,814	3,567,226
	Iluka Resources Ltd.	1,620,132	7,566,959
*	Image Resources NL	504,095	20,487
	Imdex Ltd.	1,684,642	1,858,725
#*	Immutep Ltd., Sponsored ADR	5,613	12,180
*	ImpediMed Ltd.	12,557	902
#*	Imugene Ltd.	3,662,603	237,149
	Incitec Pivot Ltd.	6,228,762	10,877,787
	Infomedia Ltd.	1,428,829	1,328,027
	Inghams Group Ltd.	1,445,350	4,044,523
	Insignia Financial Ltd.	2,789,730	3,873,651
	Insurance Australia Group Ltd.	4,358,243	17,107,956
	Integral Diagnostics Ltd.	677,985	876,931
*	Integrated Research Ltd.	202,459	41,129
#*	ioneer Ltd.	1,638,925	127,471
	IPD Group Ltd.	21,113	67,126
	IPH Ltd.	690,206	3,071,442
	IRESS Ltd.	218,436	1,159,763
	IVE Group Ltd.	398,791	566,739
*	James Hardie Industries PLC, CDI	524,136	19,692,018
#*	James Hardie Industries PLC, Sponsored ADR	38,440	1,443,806
	JB Hi-Fi Ltd.	508,433	18,914,959
	Johns Lyng Group Ltd.	778,958	3,438,093

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Jupiter Mines Ltd.	2,148,540	$259,143
*	Karoon Energy Ltd.	3,332,372	4,192,687
	Kelsian Group Ltd.	263,596	1,225,987
#*	Kogan.com Ltd.	139,993	524,445
#*	Lark Distilling Co. Ltd.	15,656	13,114
	Lendlease Corp. Ltd.	1,520,621	7,299,713
	Lifestyle Communities Ltd.	297,495	3,462,057
	Lindsay Australia Ltd.	179,641	127,684
#	Link Administration Holdings Ltd.	2,895,258	4,102,189
#*	Liontown Resources Ltd.	49,112	32,703
	Lottery Corp. Ltd.	3,159,237	10,369,828
	Lovisa Holdings Ltd.	267,732	3,983,180
	Lycopodium Ltd.	86,991	685,669
#*	Lynas Rare Earths Ltd.	1,230,774	4,679,747
	MA Financial Group Ltd.	156,936	597,996
#	Maas Group Holdings Ltd.	6,134	16,211
	Macmahon Holdings Ltd.	4,944,481	564,685
	Macquarie Group Ltd.	212,912	26,271,087
*	Macquarie Technology Group Ltd.	2,960	138,003
#	Mader Group Ltd.	24,395	103,055
	Magellan Financial Group Ltd.	656,743	3,849,424
#*	Mayne Pharma Group Ltd.	329,831	1,130,443
	McMillan Shakespeare Ltd.	367,183	4,134,637
#	McPherson's Ltd.	645,002	242,957
	Medibank Pvt Ltd.	4,309,415	10,789,226
*	Megaport Ltd.	33,364	272,457
#*	Mesoblast Ltd.	507,572	87,368
	Mesoblast Ltd., ADR	796	1,401
#*	Metals X Ltd.	2,115,759	405,990
	Metcash Ltd.	4,491,531	10,654,643
	Michael Hill International Ltd.	142,460	77,768
	Mineral Resources Ltd.	363,882	14,034,494
*	MMA Offshore Ltd.	1,151,011	1,560,098
	Monadelphous Group Ltd.	370,950	3,324,317
	Monash IVF Group Ltd.	1,233,978	1,159,846
*	Mount Gibson Iron Ltd.	3,045,216	1,051,763
#	Myer Holdings Ltd.	6,982,344	3,089,952
	MyState Ltd.	419,546	910,587
*	Nanosonics Ltd.	175,842	337,440
	National Australia Bank Ltd.	2,743,430	57,860,028
	Navigator Global Investments Ltd.	1,236,887	1,117,575
#*	Neometals Ltd.	551,838	51,724
	Netwealth Group Ltd.	512,500	5,566,592
	New Hope Corp. Ltd.	2,327,984	8,142,447
*	New World Resources Ltd.	584,206	15,159
*	NEXTDC Ltd.	425,808	3,854,907
	nib holdings Ltd.	1,929,486	10,204,777
	Nick Scali Ltd.	362,560	2,931,304
	Nickel Industries Ltd.	3,659,153	1,875,315
	Nine Entertainment Co. Holdings Ltd.	7,487,335	9,606,224
	Northern Star Resources Ltd.	1,679,385	14,405,438
#*	Novonix Ltd.	262,862	95,695
	NRW Holdings Ltd.	2,868,910	5,069,638
#	Nufarm Ltd.	1,733,315	6,247,931
*	Nuix Ltd.	24,946	25,258
	Objective Corp. Ltd.	31,340	250,858
*	OFX Group Ltd.	1,126,387	1,122,139
#	OM Holdings Ltd.	418,603	126,315
#*	Omni Bridgeway Ltd.	831,931	725,238

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	oOh!media Ltd.	2,361,047	$2,464,440
	Orica Ltd.	1,238,413	13,061,413
	Origin Energy Ltd.	2,742,448	15,306,152
	Orora Ltd.	7,278,942	13,230,074
	Pacific Current Group Ltd.	236,569	1,459,031
#	Pacific Smiles Group Ltd.	108,709	102,193
*	Paladin Energy Ltd.	3,409,841	2,856,868
#*	Panoramic Resources Ltd.	3,747,267	86,044
#*	Pantoro Ltd.	549,134	14,253
	Paragon Care Ltd.	160,736	22,593
	Peet Ltd.	1,092,350	878,878
*	Peninsula Energy Ltd.	320,858	27,090
#	PeopleIN Ltd.	159,642	126,909
	Pepper Money Ltd.	30,518	26,476
*	Perenti Ltd.	3,346,687	1,779,764
	Perpetual Ltd.	429,975	7,235,384
	Perseus Mining Ltd.	6,223,443	7,328,093
*	PEXA Group Ltd.	398,755	2,979,887
#	Pilbara Minerals Ltd.	4,308,764	9,813,922
#	Pinnacle Investment Management Group Ltd.	169,405	1,117,498
	Platinum Asset Management Ltd.	1,337,567	1,024,536
#	PointsBet Holdings Ltd.	49,262	30,170
*	PPK Mining Equipment Group Pty. Ltd.	3,734	0
#*	Praemium Ltd.	884,449	219,123
	Premier Investments Ltd.	360,344	6,560,843
	Pro Medicus Ltd.	157,976	10,407,302
#	Propel Funeral Partners Ltd.	19,036	66,546
	PSC Insurance Group Ltd.	62,175	195,361
	PWR Holdings Ltd.	230,320	1,572,054
*	Qantas Airways Ltd.	1,322,783	4,769,112
	QBE Insurance Group Ltd.	1,642,147	16,908,501
	Qube Holdings Ltd.	3,861,608	8,209,988
	Ramelius Resources Ltd.	4,785,336	4,970,392
	Ramsay Health Care Ltd.	242,222	8,075,330
	REA Group Ltd.	76,214	9,089,790
*	ReadyTech Holdings Ltd.	19,841	44,895
*	Red 5 Ltd.	8,533,691	1,750,436
††	Red River Resources Ltd.	74,847	673
	Reece Ltd.	296,536	4,368,074
#	Regis Healthcare Ltd.	591,209	1,272,260
*	Regis Resources Ltd.	3,634,722	4,957,280
	Reject Shop Ltd.	143,024	507,928
	Reliance Worldwide Corp. Ltd.	2,806,829	7,674,141
#	Resimac Group Ltd.	61,700	47,305
*	Resolute Mining Ltd.	10,206,175	2,867,092
*	Retail Food Group Ltd.	1,001,267	48,526
	Ridley Corp. Ltd.	1,245,370	2,275,646
	Rio Tinto Ltd.	690,790	59,440,650
*	RPMGlobal Holdings Ltd.	183,650	216,501
*	Sandfire Resources Ltd.	2,741,514	12,883,987
	Santos Ltd.	10,040,232	50,742,728
	SEEK Ltd.	281,837	4,646,162
#*	Select Harvests Ltd.	1,014,082	2,465,805
#	Servcorp Ltd.	216,214	467,857
	Service Stream Ltd.	2,954,803	1,800,584
	Seven Group Holdings Ltd.	417,172	9,763,960
*	Seven West Media Ltd.	4,756,155	807,393
#	SG Fleet Group Ltd.	304,714	479,214
	Shaver Shop Group Ltd.	400,656	310,564

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Sierra Rutile Holdings Ltd.	1,194,639	$48,348
	Sigma Healthcare Ltd.	7,582,878	5,122,388
*	Silver Lake Resources Ltd.	4,249,861	3,344,472
#*	Silver Mines Ltd.	561,109	62,254
	Sims Ltd.	815,632	7,639,724
	SmartGroup Corp. Ltd.	432,078	2,723,506
#	Solvar Ltd.	946,362	715,527
	Sonic Healthcare Ltd.	889,523	18,546,733
#	South32 Ltd., ADR	442,261	4,794,109
	South32 Ltd.	11,464,339	24,822,774
	Southern Cross Electrical Engineering Ltd.	121,852	74,846
#	Southern Cross Media Group Ltd.	1,054,005	709,853
	Spartan Resources Ltd.	95,159	28,477
*††	SpeedCast International Ltd.	1,370,682	0
	SRG Global Ltd.	178,630	80,332
#*	St Barbara Ltd.	4,245,215	470,797
*	Star Entertainment Group Ltd.	11,070,608	4,017,247
	Steadfast Group Ltd.	1,199,331	4,640,659
*††	Strandline Resources Ltd.	1,026,220	47,801
#*	Strike Energy Ltd.	1,401,126	392,612
	Suncorp Group Ltd.	1,892,208	17,416,892
	Sunland Group Ltd.	273,202	13,084
#*	Sunstone Metals Ltd.	1,933,490	12,724
	Super Retail Group Ltd.	1,021,565	10,542,737
#*	Superloop Ltd.	1,345,064	619,657
	Symbio Holdings Ltd.	108,375	210,907
#*	Syrah Resources Ltd.	2,230,746	600,479
	Tabcorp Holdings Ltd.	8,398,372	4,363,063
	Technology One Ltd.	1,097,762	11,216,036
	Telstra Group Ltd.	5,224,591	13,778,986
	Telstra Group Ltd., ADR	32,318	419,164
*	Temple & Webster Group Ltd.	73,231	433,798
#*††	Ten Sixty Four Ltd.	1,871,019	135,023
#	Terracom Ltd.	2,027,778	409,128
	TPG Telecom Ltd.	960,066	3,304,395
	Transurban Group	1,309,100	11,500,745
	Treasury Wine Estates Ltd.	1,189,016	8,337,525
#*	Tuas Ltd.	842,979	1,763,193
*	Tyro Payments Ltd.	764,835	542,589
#	Universal Store Holdings Ltd.	8,603	23,348
	Ventia Services Group Pty. Ltd.	1,226,418	2,631,249
*††	Virgin Australia Holdings Pty. Ltd.	3,195,173	0
Ω	Viva Energy Group Ltd.	3,684,599	8,393,013
#*	Vulcan Energy Resources Ltd.	3,508	4,858
*	Webjet Ltd.	625,196	3,033,269
	Wesfarmers Ltd.	867,784	32,851,633
*	West African Resources Ltd.	3,117,330	1,975,860
*	Westgold Resources Ltd.	2,603,992	3,756,641
	Westpac Banking Corp.	2,651,554	41,596,569
	Whitehaven Coal Ltd.	3,599,686	19,678,570
*	Widgie Nickel Ltd.	44,106	2,154
	WiseTech Global Ltd.	95,146	4,479,578
#	Woodside Energy Group Ltd., ADR	460,399	9,613,131
	Woodside Energy Group Ltd.	2,933,383	61,336,663
	Woolworths Group Ltd.	1,001,067	23,510,012
	Worley Ltd.	624,796	6,000,241
#	Xanadu Mines Ltd.	696,118	23,532
*	Xero Ltd.	40,361	2,888,985
	XRF Scientific Ltd.	228,622	166,116

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Yancoal Australia Ltd.	1,299,617	$5,069,899
#*	Zip Co. Ltd.	166,965	80,136
TOTAL AUSTRALIA			1,992,494,732
AUSTRIA — (0.5%)
	Addiko Bank AG	9,380	148,364
	Agrana Beteiligungs AG	61,972	941,661
	ANDRITZ AG	291,281	17,931,976
	AT&S Austria Technologie & Systemtechnik AG	133,681	3,229,531
Ω	BAWAG Group AG	250,872	12,916,534
	CA Immobilien Anlagen AG	131,022	4,301,197
	DO & Co. AG	34,261	4,778,391
	Erste Group Bank AG	575,056	24,772,493
*	Eurotelesites AG	148,219	622,577
	EVN AG	173,936	4,807,242
*	FACC AG	27,713	175,864
*	Immofinanz AG	82,102	1,948,686
*	Immofinanz AG	223,231	0
*	Kapsch TrafficCom AG	10,948	108,922
*	Lenzing AG	56,353	1,877,507
	Mayr Melnhof Karton AG	21,621	2,866,054
	Oberbank AG	5,628	419,934
	Oesterreichische Post AG	143,438	4,854,448
	OMV AG	410,752	18,283,147
	Palfinger AG	44,518	1,152,117
	POLYTEC Holding AG	68,337	275,980
	Porr Ag	65,497	918,990
	Raiffeisen Bank International AG	367,971	7,671,919
*	Rosenbauer International AG	4,139	136,248
*	S IMMO AG	2,042	32,882
	Schoeller-Bleckmann Oilfield Equipment AG	18,725	889,392
	Semperit AG Holding	32,073	502,716
	Strabag SE	1,567	73,368
	Strabag SE	4,073	189,552
*	Telekom Austria AG, ADR	4,200	73,168
	Telekom Austria AG	592,878	5,160,584
	UBM Development AG	5,647	134,331
	UNIQA Insurance Group AG	247,580	2,077,301
	Verbund AG	68,975	5,608,931
	Vienna Insurance Group AG Wiener Versicherung Gruppe	183,810	5,195,146
	voestalpine AG	425,526	12,660,128
	Wienerberger AG	303,784	10,294,622
	Zumtobel Group AG	110,458	717,391
TOTAL AUSTRIA			158,749,294
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	120,811	20,200,216
	Ageas SA	649,695	27,918,689
*	AGFA-Gevaert NV	789,579	1,073,025
	Anheuser-Busch InBev SA	740,486	45,804,680
#	Anheuser-Busch InBev SA, Sponsored ADR	59,509	3,674,086
*	Argenx SE, ADR	5,187	1,973,705
*	Argenx SE	8,301	3,134,723
	Atenor	22,912	162,765
	Azelis Group NV	122,506	2,522,500
	Barco NV	116,006	1,927,138
	Bekaert SA	233,229	11,375,276
	bpost SA	419,997	1,715,551

International Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Cie d'Entreprises CFE	55,505	$490,041
	Colruyt Group NV	305,404	13,953,299
	Deceuninck NV	311,742	762,409
	Deme Group NV	48,192	6,048,049
	D'ieteren Group	18,732	3,784,098
	Econocom Group SA	393,380	999,389
	Elia Group SA	71,688	8,631,617
#*	Euronav NV	672,796	11,845,672
	EVS Broadcast Equipment SA	56,375	1,853,620
	Fagron	299,114	5,385,963
*	Galapagos NV	179,988	6,751,836
	Gimv NV	113,600	5,297,707
	Greenyard NV	26,742	159,584
*	Hyloris Pharmaceuticals SA	739	10,556
#	Immobel SA	12,649	379,452
	Ion Beam Applications	19,444	221,376
	Jensen-Group NV	9,952	350,838
	KBC Group NV	788,136	51,411,369
	Kinepolis Group NV	67,339	2,981,132
	Lotus Bakeries NV	1,510	12,866,303
	Melexis NV	99,446	8,520,861
#*	Ontex Group NV	328,583	2,596,354
*	Orange Belgium SA	144,192	2,047,986
	Proximus SADP	719,010	6,822,920
#	Recticel SA	191,635	2,369,196
	Roularta Media Group NV	8,176	111,689
	Shurgard Self Storage Ltd.	15,368	712,797
	Sipef NV	19,091	1,014,470
	Solvay SA	311,505	8,519,189
*	Syensqo SA	311,505	27,769,724
	Tessenderlo Group SA	166,410	4,764,333
	UCB SA	74,467	7,004,789
	Umicore SA	385,932	8,778,587
	Van de Velde NV	27,445	978,359
	VGP NV	39,899	4,679,711
	Viohalco SA	172,079	1,200,311
	What's Cooking BV	2,086	137,610
TOTAL BELGIUM			343,695,550
CANADA — (10.4%)
*	5N Plus, Inc.	184,324	501,786
	Acadian Timber Corp.	48,264	582,277
	ADENTRA, Inc.	19,082	449,356
	ADF Group, Inc.	16,300	96,991
*	Advantage Energy Ltd.	1,574,721	10,330,648
	Aecon Group, Inc.	304,780	3,132,924
	Africa Oil Corp.	479,608	902,531
	Ag Growth International, Inc.	43,858	1,841,811
	AGF Management Ltd., Class B	444,084	2,543,380
	Agnico Eagle Mines Ltd.	973,182	47,835,350
*	Aimia, Inc.	202,936	498,114
#*	Air Canada	294,439	3,990,240
#	AirBoss of America Corp.	95,983	307,700
	Alamos Gold, Inc., Class A	1,479,176	17,911,709
#	Algoma Central Corp.	16,660	190,460
#	Algonquin Power & Utilities Corp.	966,952	5,732,587
	Alimentation Couche-Tard, Inc.	792,230	46,421,867
#	AltaGas Ltd.	840,207	17,467,206
	Altius Minerals Corp.	93,389	1,233,656

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Altius Renewable Royalties Corp.	18,533	$113,863
	Altus Group Ltd.	63,070	2,126,024
	Amerigo Resources Ltd.	422,574	405,460
	Andlauer Healthcare Group, Inc.	48,999	1,430,117
#	Andrew Peller Ltd., Class A	102,169	341,969
#	ARC Resources Ltd.	2,074,569	32,219,132
#*	Argonaut Gold, Inc.	1,405,841	402,580
*	Aritzia, Inc.	312,789	7,610,047
	Atco Ltd., Class I	174,585	4,882,588
*	Athabasca Oil Corp.	1,924,656	6,212,955
*	ATS Corp.	192,546	8,236,417
#*	Aurora Cannabis, Inc.	144,010	54,824
#*	AutoCanada, Inc.	176,932	2,826,806
	B2Gold Corp.	6,309,735	17,599,394
	Badger Infrastructure Solution	169,136	5,877,522
#*	Ballard Power Systems, Inc.	613,461	2,010,466
	Bank of Montreal	775,898	73,074,074
#	Bank of Nova Scotia	1,288,315	60,232,874
	Barrick Gold Corp.	1,318,278	20,637,093
*	Bausch & Lomb Corp.	8,994	126,006
#*	Bausch Health Cos., Inc.	696,925	5,470,861
	Baytex Energy Corp.	295,805	939,483
#	BCE, Inc.	93,114	3,757,169
#	Birchcliff Energy Ltd.	1,352,940	5,132,206
	Bird Construction, Inc.	160,693	1,829,901
	Black Diamond Group Ltd.	272,198	1,755,332
#*	BlackBerry Ltd.	162,847	454,343
	BMTC Group, Inc.	7,200	68,415
*	Bombardier, Inc., Class A	5,540	205,208
*	Bombardier, Inc., Class B	213,527	7,891,819
#*	Bonterra Energy Corp.	136,052	493,833
	Boralex, Inc., Class A	171,216	4,129,968
#	Boyd Group Services, Inc.	79,791	17,150,510
	Bridgemarq Real Estate Services	29,800	293,467
	Brookfield Corp.	33,311	1,322,083
	Brookfield Corp., Class A	944,876	37,492,680
	Brookfield Infrastructure Corp., Class A	197,338	6,917,746
	Brookfield Reinsurance Ltd.	544	21,472
#	BRP, Inc.	95,423	6,021,561
*	CAE, Inc.	322,493	6,456,414
*	Calfrac Well Services Ltd.	55,563	212,424
	Calian Group Ltd.	27,849	1,173,451
	Cameco Corp.	188,469	8,999,395
	Canaccord Genuity Group, Inc.	469,657	2,581,548
#	Canacol Energy Ltd.	113,536	523,576
#*	Canada Goose Holdings, Inc.	69,261	830,441
#	Canadian Imperial Bank of Commerce	1,237,186	55,900,786
#	Canadian National Railway Co.	384,802	47,731,189
#	Canadian Natural Resources Ltd.	1,628,940	104,235,871
	Canadian Pacific Kansas City Ltd.	189,662	15,262,101
#	Canadian Tire Corp. Ltd., Class A	208,541	22,165,576
#	Canadian Utilities Ltd., Class A	210,188	4,790,182
	Canadian Western Bank	541,669	11,929,651
*	Canfor Corp.	369,067	4,469,047
*	Canfor Pulp Products, Inc.	157,874	201,974
	Capital Power Corp.	336,369	9,247,051
*	Capstone Copper Corp.	3,589,481	17,674,413
#	Cardinal Energy Ltd.	603,543	2,859,584
	Cargojet, Inc.	7,533	673,653

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Cascades, Inc.	476,810	$5,216,910
	Cathedral Energy Services Ltd.	22,000	15,218
	CCL Industries, Inc., Class B	407,257	17,429,854
*	Celestica, Inc.	611,467	21,011,984
	Cenovus Energy, Inc.	2,137,492	34,597,881
	Centerra Gold, Inc.	1,113,802	5,873,670
	CES Energy Solutions Corp.	1,158,329	3,480,716
*	CGI, Inc.	278,166	31,133,610
#	Chesswood Group Ltd.	31,923	212,986
	CI Financial Corp.	744,436	9,080,851
*	Cineplex, Inc.	2,825	17,335
	Clairvest Group, Inc.	516	28,267
	Cogeco Communications, Inc.	99,357	4,585,594
	Cogeco, Inc.	32,957	1,462,468
#	Colliers International Group, Inc.	102,704	12,061,014
	Computer Modelling Group Ltd.	376,361	2,886,148
*	Conifex Timber, Inc.	32,928	21,308
	Constellation Software, Inc.	20,401	56,385,332
	Converge Technology Solutions Corp.	54,363	183,575
	Corby Spirit & Wine Ltd.	40,385	391,700
#	Corus Entertainment, Inc., Class B	1,444,025	1,020,361
	Crescent Point Energy Corp.	2,601,475	16,967,950
*	Crew Energy, Inc.	1,760,998	5,475,080
#*	Cronos Group, Inc.	462,663	925,520
	Definity Financial Corp.	78,598	2,286,997
*	Denison Mines Corp.	1,668,715	3,351,207
*	dentalcorp Holdings Ltd.	21,649	105,632
*	Descartes Systems Group, Inc.	58,898	5,157,844
	Dexterra Group, Inc.	149,186	664,675
	Dollarama, Inc.	391,965	28,766,549
	Doman Building Materials Group Ltd.	338,569	1,976,843
#*	Dorel Industries, Inc., Class B	171,748	831,626
	DREAM Unlimited Corp., Class A	143,174	2,524,940
	Dundee Precious Metals, Inc.	869,587	5,568,927
	Dye & Durham Ltd.	68,293	663,907
#	ECN Capital Corp.	958,030	1,959,599
	E-L Financial Corp. Ltd.	538	406,798
*	Eldorado Gold Corp.	886,735	10,835,468
	Element Fleet Management Corp.	1,749,325	29,509,979
#	Emera, Inc.	296,289	10,470,222
	Empire Co. Ltd., Class A	569,865	14,767,449
#	Enbridge, Inc.	930,766	33,042,194
	Endeavour Mining PLC	514,738	8,916,845
#*	Endeavour Silver Corp.	405,095	612,851
	Enerflex Ltd.	578,713	2,982,990
#*	Energy Fuels, Inc.	205,896	1,562,083
	Enerplus Corp.	1,117,485	16,225,673
	Enghouse Systems Ltd.	164,792	4,584,195
*	Ensign Energy Services, Inc.	744,722	1,290,641
	EQB, Inc.	149,356	10,255,901
#*	Equinox Gold Corp.	1,099,666	4,842,221
*	ERO Copper Corp.	200,151	3,134,160
	Evertz Technologies Ltd.	124,636	1,327,522
#	Exchange Income Corp.	100,991	3,528,995
	Exco Technologies Ltd.	124,252	710,698
#	Extendicare, Inc.	282,154	1,485,849
	Fairfax Financial Holdings Ltd.	59,761	62,295,547
#	Fiera Capital Corp.	218,951	1,092,760
	Finning International, Inc.	668,984	19,361,202

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Firm Capital Mortgage Investment Corp.	141,418	$1,201,230
#	First Majestic Silver Corp.	595,060	2,750,323
	First National Financial Corp.	76,935	2,321,011
	First Quantum Minerals Ltd.	922,566	8,371,681
	FirstService Corp.	100,965	16,920,592
#*	Fission Uranium Corp.	1,807,387	1,680,415
*	Foraco International SA	219,150	448,260
	Forsys Metals Corp.	1,500	1,127
	Fortis, Inc.	404,962	16,249,169
#*	Fortuna Silver Mines, Inc.	1,564,589	4,766,101
	Franco-Nevada Corp.	51,560	5,581,370
#	Freehold Royalties Ltd.	515,144	5,337,466
*	Frontera Energy Corp.	108,190	647,796
#*	Galiano Gold, Inc.	738,913	648,531
	Gamehost, Inc.	83,742	591,728
*	GDI Integrated Facility Services, Inc.	28,621	787,666
#	Gear Energy Ltd.	537,509	263,867
	George Weston Ltd.	152,896	19,480,892
#	GFL Environmental, Inc.	314,204	10,673,510
	Gibson Energy, Inc.	587,038	9,370,252
	Gildan Activewear, Inc.	521,145	17,204,921
	goeasy Ltd.	81,451	9,276,490
#	GoldMoney, Inc.	9,639	56,354
#*	Gran Tierra Energy, Inc.	192,140	1,077,566
	Great-West Lifeco, Inc.	710,103	23,704,431
	Guardian Capital Group Ltd., Class A	20,006	643,132
#	Hammond Power Solutions, Inc.	34,395	2,378,703
	Headwater Exploration, Inc.	551,511	2,588,445
*	Heroux-Devtek, Inc.	164,514	1,868,518
	High Liner Foods, Inc.	110,691	956,696
#	HLS Therapeutics, Inc.	1,000	3,087
	Hudbay Minerals, Inc.	2,516,716	13,983,314
Ω	Hydro One Ltd.	274,288	8,140,200
#*	i-80 Gold Corp.	413,213	666,944
	iA Financial Corp., Inc.	467,517	31,783,297
*	IAMGOLD Corp.	2,715,226	6,462,660
	IGM Financial, Inc.	214,627	5,806,080
#*	Imperial Metals Corp.	164,385	286,110
	Imperial Oil Ltd.	337,342	19,461,260
	Information Services Corp.	31,209	566,402
	Innergex Renewable Energy, Inc.	333,380	2,276,346
#	InPlay Oil Corp.	17,292	28,167
	Intact Financial Corp.	219,607	34,342,945
*	Interfor Corp.	325,218	5,031,451
#*	Ivanhoe Mines Ltd., Class A	326,973	3,431,581
Ω	Jamieson Wellness, Inc.	69,440	1,595,449
*	K92 Mining, Inc.	352,113	1,686,643
*	Karora Resources, Inc.	105,920	330,101
	K-Bro Linen, Inc.	32,564	851,128
*	Kelt Exploration Ltd.	835,753	3,338,163
	Keyera Corp.	570,975	13,810,932
*	Kinaxis, Inc.	62,216	7,576,335
	Kinross Gold Corp.	6,236,551	34,373,047
*	Knight Therapeutics, Inc.	371,608	1,467,692
*	Kolibri Global Energy, Inc.	26,102	83,483
#	KP Tissue, Inc.	37,940	249,745
	Labrador Iron Ore Royalty Corp.	236,034	5,795,294
#*	Laramide Resources Ltd.	26,500	17,345
#*	Largo, Inc.	59,040	119,007

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Lassonde Industries, Inc., Class A	8,385	$894,911
	Laurentian Bank of Canada	223,799	4,416,220
	Leon's Furniture Ltd.	123,748	1,958,688
*	Lightspeed Commerce, Inc.	528,470	9,744,987
*††	Lightstream Resources Ltd.	696,278	0
	Linamar Corp.	295,689	14,025,131
#*	Lion Electric Co.	32,068	56,119
	Loblaw Cos. Ltd.	237,923	23,775,452
	Logan Energy Corp.	29,346	18,772
*	Lucara Diamond Corp.	1,820,013	561,795
	Lundin Gold, Inc.	303,206	3,576,814
	Lundin Mining Corp.	3,050,969	24,916,984
	Magellan Aerospace Corp.	81,601	458,245
#	Magna International, Inc.	964,167	54,807,111
	Mainstreet Equity Corp.	18,373	2,077,203
*	Major Drilling Group International, Inc.	423,554	2,614,823
*	Mandalay Resources Corp.	42,348	51,342
#	Manulife Financial Corp.	1,805,421	39,917,378
	Maple Leaf Foods, Inc.	163,397	3,116,143
	Martinrea International, Inc.	474,603	4,875,055
	Mattr Corp.	310,573	3,758,431
*	Maxim Power Corp.	24,537	80,850
*	MDA Ltd.	57,245	475,605
	Medical Facilities Corp.	159,005	1,114,082
#*	MEG Energy Corp.	1,399,817	26,466,844
	Melcor Developments Ltd.	8,941	78,141
	Methanex Corp.	304,201	13,485,274
	Metro, Inc.	313,098	16,439,132
*	Moneta Gold, Inc.	21,900	10,262
	Morguard Corp.	11,735	978,375
#	MTY Food Group, Inc.	81,903	3,508,343
#	Mullen Group Ltd.	428,307	4,769,055
	National Bank of Canada	879,291	67,252,403
	Neo Performance Materials, Inc.	35,818	205,405
*	New Gold, Inc.	4,727,443	5,696,350
*	NFI Group, Inc.	121,143	1,074,063
	North American Construction Group Ltd.	139,699	3,213,886
	North West Co., Inc.	214,359	6,200,618
	Northland Power, Inc.	786,624	14,475,122
	Nutrien Ltd.	1,060,963	52,909,679
	Nuvei Corp.	35,576	864,141
*	NuVista Energy Ltd.	1,034,258	8,015,894
*	Obsidian Energy Ltd.	219,229	1,491,224
	OceanaGold Corp.	3,580,178	7,163,285
	Onex Corp.	259,023	19,125,451
	Open Text Corp.	279,897	12,206,207
*††	Orbite Technologies, Inc.	174,500	0
#	Organigram Holdings, Inc.	34,983	58,071
*	Orla Mining Ltd.	285,583	956,703
#	Osisko Gold Royalties Ltd.	479,368	6,984,816
*	Osisko Mining, Inc.	924,589	1,664,253
#	Pan American Silver Corp.	1,558,694	21,087,650
	Paramount Resources Ltd., Class A	380,813	7,506,069
	Parex Resources, Inc.	731,277	12,107,721
	Park Lawn Corp.	134,996	2,008,197
	Parkland Corp.	594,746	20,295,992
	Pason Systems, Inc.	288,358	3,161,439
	Pembina Pipeline Corp.	1,188,055	40,911,353
#	Petrus Resources Ltd.	29,921	27,819

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Peyto Exploration & Development Corp.	858,945	$8,286,298
	PHX Energy Services Corp.	163,882	1,138,501
*	Pieridae Energy Ltd.	200	51
#	Pine Cliff Energy Ltd.	408,078	406,727
	Pizza Pizza Royalty Corp.	128,187	1,389,181
	Polaris Renewable Energy, Inc.	93,078	938,776
#	Pollard Banknote Ltd.	27,996	714,659
	PrairieSky Royalty Ltd.	621,932	10,260,294
*	Precision Drilling Corp.	69,220	4,287,387
	Premium Brands Holdings Corp.	128,790	8,812,073
	Primo Water Corp.	658,952	9,608,367
#	Quarterhill, Inc.	596,783	830,067
	Quebecor, Inc., Class B	464,603	11,296,718
#*	Questerre Energy Corp., Class A	145,025	25,889
#	RB Global, Inc.	126,201	8,073,632
#*	Real Matters, Inc.	4,105	21,343
#	Restaurant Brands International, Inc.	230,473	17,994,585
*	RF Capital Group, Inc.	11,366	67,968
#	Richelieu Hardware Ltd.	191,896	6,197,422
#	Rogers Communications, Inc., Class B	605,567	28,286,285
	Rogers Sugar, Inc.	214,114	885,473
#	Royal Bank of Canada	1,246,521	121,672,140
	Russel Metals, Inc.	316,101	10,366,241
	Sandstorm Gold Ltd.	3,868	17,638
*	Sangoma Technologies Corp.	20,967	59,106
	Saputo, Inc.	410,644	8,466,698
#	Savaria Corp.	80,256	964,063
#*	Seabridge Gold, Inc.	113,526	1,193,158
	Secure Energy Services, Inc.	1,102,178	8,452,122
*	Shopify, Inc., Class A	126,125	10,098,829
	Sienna Senior Living, Inc.	129,455	1,159,313
*	SilverCrest Metals, Inc.	321,629	1,775,441
Ω	Sleep Country Canada Holdings, Inc.	151,663	2,931,847
	SNC-Lavalin Group, Inc.	331,030	10,978,934
*	SNDL, Inc.	107,315	142,729
	Source Energy Services Ltd.	2,200	14,073
	Spartan Delta Corp.	14,673	33,942
Ω	Spin Master Corp.	91,974	2,365,622
	Sprott, Inc.	33,919	1,190,703
	SSR Mining, Inc.	1,233,433	11,625,418
	Stantec, Inc.	243,946	19,605,009
	Stelco Holdings, Inc.	110,860	3,558,866
	Stella-Jones, Inc.	241,267	14,273,775
#*Ω	STEP Energy Services Ltd.	43,194	143,932
	StorageVault Canada, Inc.	306,268	1,223,295
#	Strathcona Resources Ltd.	4,454	78,581
	Sun Life Financial, Inc.	421,722	21,870,360
	Suncor Energy, Inc.	2,861,286	94,765,807
#*	SunOpta, Inc.	92,307	551,180
	Superior Plus Corp.	587,191	4,026,852
	Supremex, Inc.	20,200	63,855
	Surge Energy, Inc.	246,484	1,162,339
	Taiga Building Products Ltd.	19,400	42,712
#	Tamarack Valley Energy Ltd.	1,494,570	3,435,026
#*	Taseko Mines Ltd.	978,405	1,426,363
#	TC Energy Corp.	1,465,476	57,786,479
	Teck Resources Ltd., Class A	4,800	192,079
	Teck Resources Ltd., Class B	1,177,474	47,111,335
	TELUS Corp.	174,880	3,132,218

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	TELUS Corp.	101,695	$1,821,426
*	TELUS International CDA, Inc.	95,496	822,843
	TerraVest Industries, Inc.	5,281	190,901
	TFI International, Inc.	162,121	21,306,229
#	Thomson Reuters Corp.	65,580	9,742,681
	Tidewater Midstream & Infrastructure Ltd.	582,130	402,678
	Timbercreek Financial Corp.	212,237	1,123,974
	TMX Group Ltd.	352,655	8,721,618
	Topaz Energy Corp.	165,765	2,396,870
*	Torex Gold Resources, Inc.	424,156	4,356,870
	Toromont Industries Ltd.	232,126	20,331,852
	Toronto-Dominion Bank	1,126,111	68,399,266
	Total Energy Services, Inc.	193,584	1,356,361
#	Tourmaline Oil Corp.	1,034,338	44,721,684
	TransAlta Corp.	390,820	2,829,537
	TransAlta Corp.	819,090	5,933,978
*	Transat AT, Inc.	77,518	243,316
	Transcontinental, Inc., Class A	370,879	3,732,376
*††	Trevali Mining Corp.	258,153	0
	Trican Well Service Ltd.	1,618,323	5,272,233
	Tricon Residential, Inc.	679,007	7,475,739
	Triple Flag Precious Metals Corp.	65,264	833,552
*	Trisura Group Ltd.	75,038	2,093,594
	Vecima Networks, Inc.	4,100	48,061
	Vermilion Energy, Inc.	829,005	8,916,875
	VersaBank	24,959	283,669
*	Victoria Gold Corp.	52,694	244,961
*	Viemed Healthcare, Inc.	100,781	818,342
	Wajax Corp.	114,551	2,712,859
	Waste Connections, Inc.	107,847	16,743,764
*	Well Health Technologies Corp.	158,612	451,846
*	Wesdome Gold Mines Ltd.	319,269	1,883,152
	West Fraser Timber Co. Ltd.	263,756	20,973,759
	Western Forest Products, Inc.	1,695,684	857,648
	Westshore Terminals Investment Corp.	135,266	2,857,343
#	Wheaton Precious Metals Corp.	176,458	8,270,586
#	Whitecap Resources, Inc.	2,625,357	16,988,813
#*	WildBrain Ltd.	386,389	382,236
	Winpak Ltd.	100,640	3,157,421
	WSP Global, Inc.	141,861	20,840,467
*	Yangarra Resources Ltd.	278,894	232,334
#	Yellow Pages Ltd.	55,682	415,404
TOTAL CANADA			3,214,996,232
CHINA — (0.0%)
	China Gold International Resources Corp. Ltd.	2,627,562	10,924,967
*	Fountain SET Holdings Ltd.	1,836,000	87,028
*††	Hanfeng Evergreen, Inc.	42,625	0
*	Neo-Neon Holdings Ltd.	2,373,000	126,269
	SIIC Environment Holdings Ltd.	3,780,980	535,388
TOTAL CHINA			11,673,652
DENMARK — (3.0%)
*	ALK-Abello AS	464,079	7,488,787
	Alm Brand AS	4,751,454	8,625,646
#*	Ambu AS, Class B	536,867	8,905,035
#	AP Moller - Maersk AS, Class A	2,554	4,631,092
#	AP Moller - Maersk AS, Class B	2,803	5,168,169

International Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Bang & Olufsen AS	533,253	$742,721
	BankNordik P	1,777	48,214
#*	Bavarian Nordic AS	334,576	7,686,291
	Carlsberg AS, Class B	172,967	22,255,220
	cBrain AS	7,006	253,986
	Chemometec AS	36,908	1,996,238
#	Coloplast AS, Class B	238,087	27,444,694
	Columbus AS	474,800	512,959
	D/S Norden AS	136,347	7,336,384
	Danske Bank AS	1,144,970	30,744,112
*	Demant AS	323,633	14,660,212
	Dfds AS	178,096	6,033,931
	Djurslands Bank AS	1,040	73,616
	DSV AS	159,313	28,502,688
	FLSmidth & Co. AS	223,791	9,187,834
#	Fluegger Group AS	350	18,906
*	Genmab AS	68,939	19,063,151
*	GN Store Nord AS	596,168	14,059,142
	GronlandsBANKEN AS	33	3,175
	H Lundbeck AS	1,283,159	6,499,134
	H Lundbeck AS, Class A	118,596	523,284
#*	H+H International AS, Class B	101,614	1,127,465
*	Harboes Bryggeri AS, Class B	2,462	23,989
*	Huscompagniet AS	1,056	7,163
	ISS AS	776,587	14,694,563
	Jeudan AS	19,945	672,773
	Jyske Bank AS	298,193	22,840,572
	Matas AS	213,459	3,827,083
*	MT Hoejgaard Holding AS	328	6,902
#*Ω	Netcompany Group AS	187,911	7,495,476
*	Nilfisk Holding AS	62,392	1,099,511
*	NKT AS	270,343	18,849,372
#*Ω	NNIT AS	67,735	941,073
	North Media AS	20,687	231,149
#	Novo Nordisk AS, Sponsored ADR	1,177,766	135,136,871
	Novo Nordisk AS, Class B	1,773,052	202,667,618
#	Novozymes AS, Class B	934,729	47,896,150
#*	NTG Nordic Transport Group AS, Class A	18,723	840,312
Ω	Orsted AS	101,755	5,735,395
	Pandora AS	404,153	59,053,590
	Parken Sport & Entertainment AS	10,398	204,472
	Per Aarsleff Holding AS	97,171	4,472,761
	Ringkjoebing Landbobank AS	151,066	24,347,875
	Rockwool AS, Class A	7,901	2,159,045
	Rockwool AS, Class B	38,344	10,453,604
	Royal Unibrew AS	238,392	15,615,993
#*	RTX AS	28,702	357,508
Ω	Scandinavian Tobacco Group AS, Class A	357,240	6,417,471
	Schouw & Co. AS	71,013	5,678,210
	Solar AS, Class B	25,629	1,669,028
#	SP Group AS	9,780	268,544
	Spar Nord Bank AS	471,763	8,026,630
	Sparekassen Sjaelland-Fyn AS	9,020	290,921
	Sydbank AS	381,764	16,942,370
*	TCM Group AS	8,463	68,594
	Tivoli AS	1,741	193,497
	Topdanmark AS	236,125	10,471,736
	TORM PLC, Class A	156,882	5,511,915
	Tryg AS	762,254	16,292,503

International Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	UIE PLC	43,770	$1,335,858
*	Vestas Wind Systems AS	614,940	17,338,239
*	Zealand Pharma AS	120,529	8,233,532
TOTAL DENMARK			911,961,954
FINLAND — (1.4%)
	Aktia Bank OYJ	204,365	2,153,789
#	Alandsbanken Abp, Class B	1,250	43,996
#*	Alisa Pankki OYJ	1,367	28,986
	Alma Media OYJ	67,280	722,219
	Anora Group OYJ	47,645	239,351
	Apetit OYJ	3,389	48,664
	Aspo OYJ	28,806	191,939
	Atria OYJ	77,416	901,718
#	Bittium OYJ	81,505	416,293
	Cargotec OYJ, Class B	197,492	11,227,440
	Citycon OYJ	251,230	1,313,814
	Digia OYJ	28,994	171,330
	Elisa OYJ	376,622	17,159,448
Ω	Enento Group OYJ	27,827	597,853
	eQ OYJ	7,039	111,888
#	Evli OYJ, Class B	1,367	28,795
#*	Finnair OYJ	57,201,979	2,185,335
#	Fiskars OYJ Abp	97,858	1,825,604
	Fortum OYJ	1,547,773	21,158,282
	F-Secure OYJ	296,094	618,264
	Glaston OYJ Abp	11,415	9,132
	Gofore OYJ	7,011	169,678
	Harvia OYJ	47,384	1,398,196
#*	HKScan OYJ, Class A	213,312	175,612
	Huhtamaki OYJ	516,722	20,280,262
	Ilkka OYJ	29,672	102,683
#*	Incap OYJ	39,508	313,094
	Kamux Corp.	24,793	139,081
	Kemira OYJ	688,522	12,887,258
	Kesko OYJ, Class A	179,739	3,525,749
	Kesko OYJ, Class B	1,296,571	25,321,516
	Kojamo OYJ	364,883	4,325,836
	Kone OYJ, Class B	431,363	21,353,031
	Konecranes OYJ	356,447	15,308,155
#	Lassila & Tikanoja OYJ	143,498	1,603,930
*	Mandatum OYJ	395,918	1,787,596
	Marimekko OYJ	97,231	1,451,208
	Metsa Board OYJ, Class B	684,788	5,515,427
	Metso OYJ	1,759,533	17,585,893
	Neste OYJ	483,805	16,678,943
	Nokia OYJ	4,468,403	16,113,508
#	Nokia OYJ, Sponsored ADR	2,495,826	8,984,974
	Nokian Renkaat OYJ	695,310	6,266,358
	Nordea Bank Abp	2,887,821	35,588,473
	Olvi OYJ, Class A	45,611	1,562,882
	Oma Saastopankki OYJ	21,479	539,029
	Oriola OYJ, Class B	667,421	783,359
	Orion OYJ, Class A	14,678	666,196
	Orion OYJ, Class B	440,437	20,276,702
#	Outokumpu OYJ	1,739,181	7,424,076
*	Pihlajalinna OYJ	40,689	316,819
	Ponsse OYJ	48,979	1,253,561
	Puuilo OYJ	116,573	1,122,876

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
*	QT Group OYJ	45,448	$3,205,699
	Raisio OYJ, Class V	423,228	932,053
	Rapala VMC OYJ	25,862	87,110
	Remedy Entertainment OYJ	842	21,528
	Revenio Group OYJ	68,374	1,877,223
	Sampo OYJ, Class A	395,918	16,571,321
	Sanoma OYJ	472,313	3,517,811
	Scanfil OYJ	13,154	105,787
*	Stockmann OYJ Abp, Class B	30,629	94,868
	Stora Enso OYJ, Class R	1,505,237	19,153,789
	Suominen OYJ	10,369	30,038
	Taaleri PLC	8,127	82,733
#	Talenom OYJ	29,356	190,498
*	Teleste OYJ	20,343	59,094
Ω	Terveystalo OYJ	259,254	2,185,460
	TietoEVRY OYJ	490,225	11,375,912
	Tokmanni Group Corp.	186,812	3,203,249
	UPM-Kymmene OYJ	918,643	33,413,085
	Vaisala OYJ, Class A	57,747	2,282,804
#	Valmet OYJ	660,437	18,692,811
*	Verkkokauppa.com OYJ	8,621	22,678
	Wartsila OYJ Abp	845,801	12,476,872
#*	WithSecure OYJ	115,595	135,711
#	YIT OYJ	638,064	1,359,208
TOTAL FINLAND			443,053,443
FRANCE — (8.0%)
	ABC arbitrage	133,899	640,340
	Accor SA	436,148	17,225,008
	Aeroports de Paris SA	65,314	8,739,653
	Air Liquide SA	217,694	40,737,796
	Airbus SE	369,770	58,899,127
	AKWEL SADIR	52,104	895,925
Ω	ALD SA	254,853	1,698,516
#	Alstom SA	867,169	10,935,354
	Altamir	45,949	1,216,961
	Alten SA	117,527	18,172,049
Ω	Amundi SA	164,995	11,159,864
*Ω	Aramis Group SAS	14,986	64,015
	Arkema SA	293,000	31,888,060
	Assystem SA	31,844	1,795,984
#*	Atos SE	285,599	1,219,198
	Aubay	32,832	1,457,822
	AXA SA	1,038,196	34,847,371
	Axway Software SA	27,758	891,791
#*	Bastide le Confort Medical	13,234	298,616
	Beneteau SACA	160,405	1,922,385
#*	Bigben Interactive	76,728	265,450
	BioMerieux	64,978	6,993,467
	BNP Paribas SA	876,864	58,911,374
	Boiron SA	27,994	1,210,785
	Bollore SE	1,607,425	10,617,088
	Bonduelle SCA	68,459	727,325
*††	Bourbon Corp. SA	56,660	0
	Bouygues SA	799,771	29,297,683
	Bureau Veritas SA	836,577	22,252,012
	Capgemini SE	219,782	48,862,240
	Carrefour SA	1,598,866	27,296,315
	Catana Group	91,952	572,337

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	CBo Territoria	2,301	$9,002
*	Cegedim SA	38,242	684,204
*	CGG SA	3,637,360	1,744,445
#	Chargeurs SA	98,128	1,252,021
	Cie de Saint-Gobain SA	955,465	67,557,614
	Cie des Alpes	104,990	1,710,328
	Cie Generale des Etablissements Michelin SCA	1,655,213	54,957,477
	Cie Plastic Omnium SE	296,243	3,395,375
#*	Claranova SE	70,236	170,651
#	Clariane SE	364,097	920,124
	Coface SA	680,985	9,201,999
	Credit Agricole SA	1,159,589	16,610,940
	Danone SA	382,440	25,479,535
	Dassault Aviation SA	27,905	5,285,440
	Dassault Systemes SE	180,343	9,348,668
	Derichebourg SA	604,087	3,116,824
	Edenred SE	326,889	19,524,583
	Eiffage SA	432,758	45,279,540
*	Ekinops SAS	16,325	79,844
	Electricite de Strasbourg SA	1,257	136,390
#*Ω	Elior Group SA	555,988	1,606,572
	Elis SA	998,555	21,955,093
	Engie SA	1,696,780	27,101,769
	Equasens	13,841	796,467
	Eramet SA	42,089	2,898,969
	EssilorLuxottica SA	118,582	23,238,870
	Esso SA Francaise	10,411	609,446
	Etablissements Maurel et Prom SA	329,692	1,954,278
	Eurazeo SE	111,306	9,481,072
*	Euroapi SA	18,789	125,570
	Eurofins Scientific SE	403,226	24,280,969
Ω	Euronext NV	253,109	22,262,749
#*	Eutelsat Communications SACA	948,501	3,459,533
*	Exclusive Networks SA	13,252	270,378
	Exel Industries SA, Class A	6,839	428,801
	Fnac Darty SA	69,713	1,863,843
*	Forvia SE	647,320	11,138,283
*	Gaumont SA	768	80,719
	Gaztransport Et Technigaz SA	135,669	19,020,461
	GEA	181	18,380
	Getlink SE	894,423	15,411,876
	GL Events SACA	46,334	998,900
	Groupe Crit SA	22,390	1,799,819
	Groupe SFPI	7,834	16,281
#	Guerbet	29,694	731,483
	Guillemot Corp.	18,369	106,411
*	Haulotte Group SA	54,664	149,363
	Hermes International SCA	23,367	49,296,403
*	ID Logistics Group SACA	12,270	4,370,988
	Imerys SA	173,224	5,760,776
	Infotel SA	2,108	118,387
	Interparfums SA	22,648	1,198,312
	Ipsen SA	133,207	15,358,650
	IPSOS SA	210,980	13,846,771
	Jacquet Metals SACA	69,953	1,367,339
*	JCDecaux SE	262,483	5,451,856
	Kaufman & Broad SA	84,018	2,487,109
	Kering SA	75,210	30,894,267
*	La Francaise De L'energie SACA	2,920	138,501

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
Ω	La Francaise des Jeux SAEM	343,124	$13,908,050
	Laurent-Perrier	7,300	974,378
	Lectra	101,118	3,566,641
	Legrand SA	220,529	21,372,701
	Linedata Services	3,879	245,670
	LISI SA	40,903	962,773
	LNA Sante SA	27,399	585,266
	L'Oreal SA	150,430	71,988,881
#*	Lumibird	1,775	22,512
	LVMH Moet Hennessy Louis Vuitton SE	247,349	205,808,848
Ω	Maisons du Monde SA	144,638	698,232
#	Manitou BF SA	37,916	849,352
	Mersen SA	106,696	3,870,487
	Metropole Television SA	156,664	2,221,887
#*	Nacon SA	26,878	49,386
Ω	Neoen SA	142,764	4,127,743
	Nexans SA	132,201	12,032,708
	Nexity SA	211,889	3,531,822
	NRJ Group	87,380	743,750
	Oeneo SA	139,180	1,767,944
	Orange SA, Sponsored ADR	127,541	1,521,564
	Orange SA	6,978,148	82,983,595
	Pernod Ricard SA	77,494	12,707,896
*	Pierre Et Vacances SA	248,045	358,445
#*	Plastiques Du Val De Loire	36,390	127,183
*	Prodways Group SA	20,972	20,445
	Publicis Groupe SA, ADR	50,924	1,274,628
	Publicis Groupe SA	495,805	49,676,453
	Quadient SA	177,334	3,757,177
*††	Recylex SA	65,252	0
	Renault SA	584,382	22,007,638
	Rexel SA	1,263,618	33,654,279
	Robertet SA	1,503	1,331,877
	Rubis SCA	239,430	6,054,352
	Safran SA	245,966	45,924,029
	Samse SACA	989	213,525
	Sanofi SA, ADR	244,541	12,202,596
	Sanofi SA	429,847	43,047,258
	Sartorius Stedim Biotech	15,629	4,211,034
	Savencia SA	22,204	1,286,267
	Schneider Electric SE	215,688	42,371,807
	SCOR SE	776,822	23,173,499
	SEB SA	108,642	13,266,310
	Seche Environnement SACA	12,843	1,595,838
	SES SA	1,900,136	11,658,341
#*Ω	SMCP SA	201,866	590,223
	Societe BIC SA	122,267	8,459,963
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	755	84,473
	Societe Generale SA	1,157,657	29,757,596
	Societe LDC SADIR	1,147	164,021
	Societe pour l'Informatique Industrielle	35,503	2,676,287
	Sodexo SA	86,376	9,743,985
	Sodexo, Inc.	8,908	1,006,971
*	SOITEC	63,115	9,121,993
	Sopra Steria Group	78,254	18,354,679
	SPIE SA	573,612	18,973,688
	Stef SA	22,404	2,932,647
	STMicroelectronics NV	933,669	40,995,078
#	STMicroelectronics NV	22,258	982,023

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Sword Group	34,299	$1,402,047
	Synergie SE	44,846	1,555,354
	Technip Energies NV	607,664	12,578,996
	Teleperformance SE	182,359	28,479,740
	Television Francaise 1 SA	217,769	1,916,039
#	TFF Group	331	15,848
	Thales SA	142,400	20,826,577
	Thermador Groupe	15,267	1,418,421
#	Tikehau Capital SCA	24,876	569,233
	Totalenergies EP Gabon	1,958	322,076
#	TotalEnergies SE, Sponsored ADR	215,223	14,028,235
	TotalEnergies SE	4,093,590	265,574,043
	Trigano SA	45,634	7,188,287
*	Ubisoft Entertainment SA	417,685	9,213,330
	Valeo SE	1,023,066	13,353,618
*	Vallourec SACA	763,589	10,924,053
	Veolia Environnement SA	597,619	19,472,722
Ω	Verallia SA	323,028	11,391,370
	Vetoquinol SA	3,397	391,157
	Vicat SACA	84,188	3,275,381
	VIEL & Cie SA	79,165	703,095
	Vinci SA	603,600	76,248,119
	Virbac SACA	13,467	4,860,086
	Vivendi SE	1,944,278	21,911,156
#*	Voltalia SA	45,563	389,895
	Vranken-Pommery Monopole SA	9,140	157,378
	Wavestone	26,391	1,748,301
*Ω	Worldline SA	414,872	5,608,442
*Ω	X-Fab Silicon Foundries SE	242,130	2,327,027
TOTAL FRANCE			2,485,721,349
GERMANY — (6.3%)
	1&1 AG	202,873	4,006,280
	7C Solarparken AG	201,783	739,968
*	About You Holding SE	17,742	78,072
#	Adesso SE	11,057	1,109,293
	adidas AG	57,072	10,774,508
*	Adtran Networks SE	25,248	545,625
	All for One Group SE	4,539	242,667
#	Allgeier SE	19,044	413,487
	Allianz SE	257,006	68,665,823
	Allianz SE, ADR	52,820	1,406,068
	AlzChem Group AG	949	24,241
	Amadeus Fire AG	13,704	1,655,499
*	Aroundtown SA	2,165,274	4,830,153
	Atoss Software AG	15,927	4,364,021
Ω	Aumann AG	3,278	56,500
	Aurubis AG	182,838	13,152,139
#*Ω	Auto1 Group SE	121,894	507,128
	BASF SE	1,033,875	49,423,351
	Basler AG	24,735	259,294
	Bayer AG	2,148,242	66,846,017
	Bayerische Motoren Werke AG	524,845	54,611,747
	BayWa AG	70,651	2,269,454
	Bechtle AG	335,360	17,389,370
Ω	Befesa SA	91,558	3,217,439
	Beiersdorf AG	25,328	3,706,491
	Bertrandt AG	24,838	1,328,640
	Bijou Brigitte AG	19,154	787,436

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Bilfinger SE	112,125	$4,753,273
*	Borussia Dortmund GmbH & Co. KGaA	396,591	1,629,286
#	BRANICKS Group AG	167,695	385,413
	Brenntag SE	438,060	38,728,880
#	CANCOM SE	110,285	3,500,840
	Carl Zeiss Meditec AG	36,333	3,829,924
*	Ceconomy AG	763,341	1,854,268
	CENIT AG	41,872	640,882
	Cewe Stiftung & Co. KGAA	37,049	4,037,552
	Commerzbank AG	2,238,870	25,710,267
	CompuGroup Medical SE & Co. KgaA	113,362	4,860,359
	Continental AG	276,593	22,595,060
*Ω	Covestro AG	640,315	33,812,139
	CropEnergies AG	157,445	1,958,469
	CTS Eventim AG & Co. KGaA	250,774	16,971,669
	Daimler Truck Holding AG	1,251,076	44,709,901
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	126,913
*Ω	Delivery Hero SE	195,716	4,440,656
	Dermapharm Holding SE	75,004	3,190,341
	Deutsche Bank AG	3,290,214	42,404,826
	Deutsche Beteiligungs AG	93,920	2,824,053
	Deutsche Boerse AG	148,067	29,486,010
	Deutsche EuroShop AG	13,592	292,653
*	Deutsche Lufthansa AG	1,409,207	11,718,081
#Ω	Deutsche Pfandbriefbank AG	677,165	4,075,236
	Deutsche Post AG	1,375,195	65,863,794
	Deutsche Telekom AG, Sponsored ADR	7,726	189,828
	Deutsche Telekom AG	6,030,773	148,042,264
	Deutsche Wohnen SE	66,493	1,615,035
	Deutz AG	225,216	1,361,118
	DMG Mori AG	10,045	475,529
#*	Dr Hoenle AG	15,398	291,478
	Draegerwerk AG & Co. KGaA	14,733	666,678
	Duerr AG	195,736	4,475,198
Ω	DWS Group GmbH & Co. KGaA	89,654	3,666,383
	E.ON SE	1,402,289	18,971,955
	Eckert & Ziegler Strahlen- und Medizintechnik AG	30,044	1,494,277
	EDAG Engineering Group AG	20,949	298,497
#	Elmos Semiconductor SE	30,720	2,145,599
	ElringKlinger AG	159,126	877,156
#*	Encavis AG	304,674	4,241,767
	Energiekontor AG	24,389	1,991,673
	Evonik Industries AG	699,257	12,863,632
*	Evotec SE	25,843	395,323
	Fabasoft AG	2,907	64,819
	Fielmann Group AG	100,618	5,235,400
#*	flatexDEGIRO AG	257,807	2,819,136
*	Fraport AG Frankfurt Airport Services Worldwide	141,073	8,279,854
	Freenet AG	731,011	20,199,800
	Fresenius Medical Care AG, ADR	1,074	20,728
	Fresenius Medical Care AG	544,294	21,036,746
	Fresenius SE & Co. KGaA	745,609	20,931,357
#	Friedrich Vorwerk Group SE	2,559	43,487
	FUCHS SE	108,636	3,852,074
	GEA Group AG	549,142	21,992,609
	Gerresheimer AG	145,559	14,839,586
	Gesco SE	29,514	533,426
	GFT Technologies SE	104,617	3,699,319
*	Grand City Properties SA	235,294	2,283,935

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Grenke AG	51,720	$1,252,518
	H&R GmbH & Co. KGaA	71,325	377,282
	Hamburger Hafen und Logistik AG	136,711	2,441,192
	Hannover Rueck SE	82,927	19,879,002
#Ω	Hapag-Lloyd AG	53,002	7,936,704
	Hawesko Holding SE	1,974	65,253
	Heidelberg Materials AG	353,233	32,619,103
#*	Heidelberger Druckmaschinen AG	1,386,338	1,636,670
	Hella GmbH & Co. KGaA	20,944	1,854,561
*	HelloFresh SE	572,638	7,572,996
	Henkel AG & Co. KGaA	126,429	8,646,562
	Hensoldt AG	196,295	5,892,950
*	Highlight Communications AG	42,880	115,866
	HOCHTIEF AG	78,064	8,375,087
	Hornbach Holding AG & Co. KGaA	41,942	3,011,390
	Hugo Boss AG	253,887	15,856,412
	Indus Holding AG	90,174	2,173,716
	Infineon Technologies AG	1,074,405	39,169,501
	Infineon Technologies AG, ADR	184,129	6,728,074
	Init Innovation in Traffic Systems SE	12,462	440,535
Ω	Instone Real Estate Group SE	101,804	878,491
#	IVU Traffic Technologies AG	27,158	382,867
	Jenoptik AG	156,464	4,886,249
Ω	JOST Werke SE	19,590	946,017
	K&S AG	303,119	4,251,617
	KION Group AG	367,518	16,767,977
	Kloeckner & Co. SE	10,782	77,977
#	Knaus Tabbert AG	12,642	560,961
	Knorr-Bremse AG	175,198	10,821,300
*	Koenig & Bauer AG	68,891	827,769
	Kontron AG	114,286	2,650,344
	Krones AG	59,453	7,367,705
	KSB SE & Co. KGaA	267	188,810
	KWS Saat SE & Co. KGaA	34,799	1,954,494
	Lanxess AG	417,863	11,155,403
*	LEG Immobilien SE	187,925	15,593,951
#	Leifheit AG	30,678	511,509
#*	LPKF Laser & Electronics SE	13,810	134,907
#*	Manz AG	11,990	134,540
*	Mediclin AG	12,692	36,430
*	Medigene AG	32,630	52,510
*	Medios AG	38,610	628,789
	Mercedes-Benz Group AG	1,670,941	112,809,867
	Merck KGaA	52,415	8,600,017
*	METRO AG	800,844	5,397,656
	MLP SE	318,986	1,849,631
	MTU Aero Engines AG	101,301	23,292,156
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	154,748	65,879,152
	Mutares SE & Co. KGaA	37,643	1,528,989
#*	Nagarro SE	33,396	3,264,052
	Nemetschek SE	215,363	19,872,327
	New Work SE	11,809	785,408
	Nexus AG	27,086	1,687,910
#*	Nordex SE	66,816	681,742
	Norma Group SE	154,653	2,514,980
	OHB SE	34,731	1,632,479
	Patrizia SE	206,861	1,764,930
	Pfeiffer Vacuum Technology AG	20,846	3,497,813
	PNE AG	350,483	5,051,229

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	ProCredit Holding AG	11,618	$98,324
#	ProSiebenSat.1 Media SE	691,203	4,862,415
	PSI Software SE	23,418	578,727
	Puma SE	345,540	13,905,840
*	PVA TePla AG	58,236	1,317,914
	PWO AG	5,972	194,487
*	q.beyond AG	684,149	513,278
*	R Stahl AG	4,599	99,918
	Rational AG	12,769	9,808,960
	Rheinmetall AG	100,795	35,295,461
#	RTL Group SA	157,899	6,068,116
	RWE AG	845,087	31,205,362
	SAF-Holland SE	82,602	1,333,754
	Salzgitter AG	131,754	3,674,803
	SAP SE	193,867	33,586,794
Ω	Scout24 SE	34,427	2,534,870
#	Secunet Security Networks AG	6,138	1,099,447
#*	SGL Carbon SE	174,965	1,107,578
	Siemens AG, Sponsored ADR	63,609	5,693,006
	Siemens AG	603,810	108,096,388
*	Siemens Energy AG	883,602	13,127,645
Ω	Siemens Healthineers AG	199,383	11,095,909
	Siltronic AG	74,257	6,979,282
	Sixt SE	88,396	8,614,720
#*	SMA Solar Technology AG	73,458	3,767,656
	Stabilus SE	107,888	7,560,078
	Stemmer Imaging AG	3,071	105,749
#	STRATEC SE	12,954	591,634
	Stroeer SE & Co. KGaA	137,619	8,079,898
	Suedzucker AG	359,492	5,067,777
	SUESS MicroTec SE	61,566	2,091,549
	Surteco Group SE	34,391	587,270
	Symrise AG	77,261	7,971,304
	Synlab AG	19,065	204,943
*	TAG Immobilien AG	549,534	7,691,735
	Takkt AG	106,632	1,557,512
*	Talanx AG	192,399	13,498,904
*Ω	TeamViewer SE	542,539	7,778,187
	Technotrans SE	42,288	856,674
	thyssenkrupp AG	1,661,129	10,251,966
	United Internet AG	298,916	7,835,314
	Verbio Vereinigte Bioenergie AG	87,875	1,922,237
	Volkswagen AG	75,485	10,657,054
	Vonovia SE	693,018	21,589,148
	Vossloh AG	39,609	1,756,979
	Wacker Chemie AG	73,072	7,922,519
	Wacker Neuson SE	158,620	2,939,239
	Washtec AG	55,346	1,909,439
*	Westwing Group SE	29,283	263,927
	Wuestenrot & Wuerttembergische AG	152,152	2,202,757
*Ω	Zalando SE	97,425	1,945,249
#	Zeal Network SE	29,852	985,025
TOTAL GERMANY			1,964,158,172
HONG KONG — (1.6%)
*	Aceso Life Science Group Ltd.	10,902,900	216,924
	Aeon Credit Service Asia Co. Ltd.	28,000	19,263
	AIA Group Ltd.	11,480,000	90,030,935
#*	Aidigong Maternal & Child Health Ltd.	4,782,000	45,794

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Allied Group Ltd.	1,676,000	$342,311
	Analogue Holdings Ltd.	34,000	4,313
	APAC Resources Ltd.	361,197	42,549
#	Apollo Future Mobility Group Ltd.	66,400	4,337
	Asia Financial Holdings Ltd.	400,000	172,948
*	Asia Standard International Group Ltd.	2,185,561	110,483
	ASMPT Ltd.	1,330,200	12,836,930
	Associated International Hotels Ltd.	79,000	60,182
	Bank of East Asia Ltd.	3,468,213	3,943,910
	BOC Hong Kong Holdings Ltd.	3,312,000	7,938,178
*	BOCOM International Holdings Co. Ltd.	415,000	16,350
	Bright Smart Securities & Commodities Group Ltd.	3,018,000	532,889
Ω	Budweiser Brewing Co. APAC Ltd.	549,400	865,932
	Build King Holdings Ltd.	860,000	123,291
	Cafe de Coral Holdings Ltd.	1,656,000	1,665,637
#*	Cathay Pacific Airways Ltd.	7,119,180	7,253,858
*	Central Wealth Group Holdings Ltd.	10,444,000	17,389
*	Century City International Holdings Ltd.	3,792,000	117,619
	Chen Hsong Holdings	408,000	69,019
	Cheuk Nang Holdings Ltd.	124,488	25,334
	Chevalier International Holdings Ltd.	130,276	76,995
	Chi Kan Holdings Ltd.	88,000	34,879
#*	China Best Group Holding Ltd.	1,465,800	33,029
*	China Energy Development Holdings Ltd.	33,840,000	310,812
	China Motor Bus Co. Ltd.	6,800	50,381
*	China Star Entertainment Ltd.	8,376,000	844,023
*	Chinese Estates Holdings Ltd.	1,984,000	249,254
	Chow Sang Sang Holdings International Ltd.	1,779,000	1,938,760
	Chow Tai Fook Jewellery Group Ltd.	3,461,200	4,688,843
*	Chuang's China Investments Ltd.	6,774,219	118,374
*	Chuang's Consortium International Ltd.	4,671,553	243,132
	CITIC Telecom International Holdings Ltd.	8,101,000	2,888,598
	CK Asset Holdings Ltd.	2,380,124	10,739,929
	CK Hutchison Holdings Ltd.	2,177,408	11,245,920
	CK Infrastructure Holdings Ltd.	754,045	4,478,153
#	CK Life Sciences International Holdings, Inc.	6,910,000	469,644
	CLP Holdings Ltd.	1,264,500	10,057,123
#*	C-Mer Eye Care Holdings Ltd.	1,134,000	383,266
	CN Logistics International Holdings Ltd.	74,000	56,988
	CNT Group Ltd.	814,000	40,351
	Convenience Retail Asia Ltd.	122,000	10,147
#††	Convoy, Inc.	23,823,171	95,379
*	Cowell e Holdings, Inc.	431,000	883,622
Ω	Crystal International Group Ltd.	773,000	293,417
*	CSC Holdings Ltd.	98,610,000	365,268
	CSI Properties Ltd.	29,024,200	323,133
*††	CW Group Holdings Ltd.	1,730,500	0
	Dah Sing Banking Group Ltd.	2,572,902	1,546,709
	Dah Sing Financial Holdings Ltd.	963,644	1,940,724
	Dickson Concepts International Ltd.	404,500	228,612
	Dynamic Holdings Ltd.	42,000	40,712
	Eagle Nice International Holdings Ltd.	1,394,000	776,119
	EC Healthcare	1,855,000	273,329
*††	EcoGreen International Group Ltd.	468,240	21,340
	Emperor International Holdings Ltd.	6,684,416	303,829
	Emperor Watch & Jewellery Ltd.	18,200,000	415,320
*	ENM Holdings Ltd.	4,992,000	169,849
*	Esprit Holdings Ltd.	11,733,469	429,166
Ω	ESR Group Ltd.	2,504,552	3,201,500

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Eternity Investment Ltd.	520,000	$3,556
	EuroEyes International Eye Clinic Ltd.	73,000	46,299
	Fairwood Holdings Ltd.	300,000	314,391
	Far East Consortium International Ltd.	8,289,465	1,337,630
	Far East Hotels & Entertainment Ltd.	322,000	23,848
	First Pacific Co. Ltd.	10,963,756	4,164,438
*Ω	FIT Hon Teng Ltd.	3,241,000	387,388
*Ω	Fosun Tourism Group	482,400	247,380
	Four Seas Mercantile Holdings Ltd.	36,000	12,350
#*Ω	Frontage Holdings Corp.	1,986,000	408,441
	FSE Lifestyle Services Ltd.	427,000	299,895
	Galaxy Entertainment Group Ltd.	314,000	1,629,622
	Get Nice Financial Group Ltd.	798,824	65,300
	Giordano International Ltd.	5,482,000	1,437,846
	Glorious Sun Enterprises Ltd.	1,763,000	186,816
*	Gold Fin Holdings	2,104,000	0
*	Gold Peak Technology Group Ltd.	605,000	46,037
	Golden Resources Development International Ltd.	1,144,000	63,710
*	GR Life Style Company Ltd.	2,932,000	109,546
	Great Eagle Holdings Ltd.	1,022,652	1,505,474
	G-Resources Group Ltd.	6,457,820	1,647,102
	Guoco Group Ltd.	26,000	236,431
	Guotai Junan International Holdings Ltd.	13,792,000	866,636
	Hang Lung Group Ltd.	3,125,000	3,761,948
	Hang Lung Properties Ltd.	5,656,000	6,566,386
	Hang Seng Bank Ltd.	479,700	4,993,758
	Hanison Construction Holdings Ltd.	973,496	84,120
	Hao Tian International Construction Investment Group Ltd.	960,000	111,767
*	Harbour Centre Development Ltd.	158,000	121,460
	Henderson Land Development Co. Ltd.	2,286,104	5,956,720
	HK Electric Investments & HK Electric Investments Ltd.	5,053,000	3,134,142
	HKBN Ltd.	3,820,500	1,587,653
	HKR International Ltd.	4,565,238	726,230
	HKT Trust & HKT Ltd.	13,491,000	16,206,196
	Hon Kwok Land Investment Co. Ltd.	234,000	39,932
	Hong Kong & China Gas Co. Ltd.	13,825,586	9,838,660
*	Hong Kong ChaoShang Group Ltd.	48,000	4,868
	Hong Kong Exchanges & Clearing Ltd.	812,318	24,628,505
	Hong Kong Ferry Holdings Co. Ltd.	489,000	279,110
*	Hong Kong Technology Venture Co. Ltd.	1,816,000	443,346
*	Hongkong & Shanghai Hotels Ltd.	2,347,726	1,624,156
*	Hongkong Chinese Ltd.	3,741,143	136,290
Ω	Honma Golf Ltd.	558,000	236,375
	Hung Hing Printing Group Ltd.	1,234,524	173,994
	Hutchison Telecommunications Hong Kong Holdings Ltd.	7,004,000	929,837
	Hysan Development Co. Ltd.	1,386,215	2,392,596
*	IGG, Inc.	2,458,000	874,894
*	Imagi International Holdings Ltd.	10,799	1,137
Ω	Impro Precision Industries Ltd.	38,000	12,148
	International Housewares Retail Co. Ltd.	1,439,000	261,151
*	IPE Group Ltd.	1,865,000	105,904
*	ITC Properties Group Ltd.	677,994	44,829
	Johnson Electric Holdings Ltd.	1,793,818	2,352,390
	K Wah International Holdings Ltd.	3,864,000	938,927
*	Kader Holdings Co. Ltd.	100,000	4,084
	Karrie International Holdings Ltd.	2,438,000	142,680
	Kerry Logistics Network Ltd.	2,203,291	2,447,976
	Kerry Properties Ltd.	2,696,583	4,282,127
	Kingmaker Footwear Holdings Ltd.	1,152,000	113,184

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Kowloon Development Co. Ltd.	1,897,000	$1,159,623
	KRP Development Holdings Ltd.	609,500	63,636
	KuangChi Science Ltd.	490,900	38,303
*	Lai Sun Development Co. Ltd.	1,819,480	151,377
	Lam Soon Hong Kong Ltd.	12,000	11,903
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	363,750	27,943
*	Lerado Financial Group Co. Ltd.	74,000	2,235
	Lippo China Resources Ltd.	782,600	76,158
*	Lippo Ltd.	236,000	28,942
	Liu Chong Hing Investment Ltd.	1,034,000	664,704
	L'Occitane International SA	2,182,250	6,967,690
	Luk Fook Holdings International Ltd.	1,716,000	4,251,265
	Lung Kee Bermuda Holdings	432,000	69,863
*	Magnificent Hotel Investment Ltd.	4,616,000	41,273
	Man Wah Holdings Ltd.	8,369,200	5,216,974
#*	MECOM Power & Construction Ltd.	3,777,500	140,167
*	Melco International Development Ltd.	587,000	380,716
*	Melco Resorts & Entertainment Ltd., ADR	47,606	371,803
*	MGM China Holdings Ltd.	49,600	61,581
*††	MH Development NPV	564,000	0
*	Midland Holdings Ltd.	1,342,364	85,172
	Miramar Hotel & Investment	572,000	745,217
	Modern Dental Group Ltd.	1,402,000	638,344
*	Mongolian Mining Corp.	1,275,000	1,380,494
	MTR Corp. Ltd.	736,632	2,396,492
*	NagaCorp Ltd.	5,750,719	1,936,611
	Nameson Holdings Ltd.	1,670,000	109,186
	National Electronics Holdings	61,600	4,553
*††	National United Resources Holdings Ltd.	332,000	3,704
*	NEW Concepts Holdings Ltd.	1,308,000	56,093
	New Focus Auto Tech Holdings Ltd.	5,064,000	121,764
#	New World Development Co. Ltd.	4,257,284	5,217,950
††	NewOcean Energy Holdings Ltd.	4,088,000	3,660
	Nissin Foods Co. Ltd.	834,000	615,237
	NWS Holdings Ltd.	5,923,221	5,146,808
	Oriental Watch Holdings	2,291,793	1,085,196
#*	Oshidori International Holdings Ltd.	17,547,000	425,218
	Pacific Basin Shipping Ltd.	27,739,000	7,721,408
*	Pacific Century Premium Developments Ltd.	2,508,004	67,520
	Pacific Textiles Holdings Ltd.	3,934,000	624,423
*	Paliburg Holdings Ltd.	928,790	79,293
*	Paradise Entertainment Ltd.	180,000	20,951
	PC Partner Group Ltd.	1,114,000	367,892
	PCCW Ltd.	20,281,308	10,490,546
#*††	Peace Mark Holdings Ltd.	232,000	0
#	Perfect Medical Health Management Ltd.	1,519,000	583,988
	Pico Far East Holdings Ltd.	3,618,000	699,490
	Playmates Holdings Ltd.	3,856,000	280,971
	Plover Bay Technologies Ltd.	1,016,000	260,081
	Power Assets Holdings Ltd.	1,447,000	8,472,452
	PRADA SpA	884,600	5,485,658
*	PT International Development Co. Ltd.	6,648,825	50,776
	Public Financial Holdings Ltd.	2,050,000	330,616
#*	Realord Group Holdings Ltd.	90,000	61,226
*	Regal Hotels International Holdings Ltd.	1,641,400	616,982
Ω	Regina Miracle International Holdings Ltd.	1,148,000	288,617
*	Sa Sa International Holdings Ltd.	1,194,000	125,188
	Samson Holding Ltd.	196,000	4,742
*Ω	Samsonite International SA	4,758,000	13,283,044

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Sands China Ltd.	998,000	$2,619,520
	SAS Dragon Holdings Ltd.	1,326,000	577,950
	SEA Holdings Ltd.	1,123,918	240,333
#*	Shandong Hi-Speed Holdings Group Ltd.	9,000	6,406
*	Shangri-La Asia Ltd.	4,816,166	2,992,782
*	Shun Ho Property Investments Ltd.	70,224	7,960
#*	Shun Tak Holdings Ltd.	9,208,250	919,387
	Singamas Container Holdings Ltd.	7,866,000	541,738
	Sino Land Co. Ltd.	8,525,156	8,905,070
#	SITC International Holdings Co. Ltd.	5,550,000	8,421,254
#*	SJM Holdings Ltd.	7,550,125	2,121,801
	SmarTone Telecommunications Holdings Ltd.	1,644,430	821,395
*	Solomon Systech International Ltd.	204,000	6,664
	Soundwill Holdings Ltd.	466,500	399,412
	Stella International Holdings Ltd.	1,853,500	2,444,439
	Sun Hung Kai & Co. Ltd.	3,648,787	1,012,525
	Sun Hung Kai Properties Ltd.	838,511	7,826,147
	SUNeVision Holdings Ltd.	1,902,000	652,620
	Swire Pacific Ltd., Class A	897,000	6,940,116
	Swire Pacific Ltd., Class B	1,545,000	1,820,682
	Swire Properties Ltd.	895,450	1,673,393
	TAI Cheung Holdings Ltd.	1,103,000	489,231
	Tai Hing Group Holdings Ltd.	1,034,000	107,339
	Tai Sang Land Development Ltd.	145,523	42,629
#	Tan Chong International Ltd.	372,000	70,288
	Tao Heung Holdings Ltd.	795,000	74,092
	Techtronic Industries Co. Ltd.	1,449,000	15,389,980
#*	Television Broadcasts Ltd.	1,228,900	467,251
#*	Texhong International Group Ltd.	1,335,500	634,416
	Texwinca Holdings Ltd.	4,120,000	432,102
#*	Theme International Holdings Ltd.	9,570,000	508,195
	Town Health International Medical Group Ltd.	2,602,000	96,128
	Tradelink Electronic Commerce Ltd.	2,608,000	298,604
	Transport International Holdings Ltd.	1,264,609	1,461,808
	United Laboratories International Holdings Ltd.	5,441,500	4,703,905
††	Untrade.Genting Hk	1,416,000	14,091
*	Value Convergence Holdings Ltd.	1,880,000	28,810
	Value Partners Group Ltd.	3,203,000	737,538
	Vedan International Holdings Ltd.	1,404,000	94,230
	Vitasoy International Holdings Ltd.	1,718,000	1,318,701
*	Vobile Group Ltd.	115,000	21,330
#*Ω	VPower Group International Holdings Ltd.	2,440,506	122,427
	VSTECS Holdings Ltd.	3,763,200	2,027,768
	VTech Holdings Ltd.	709,400	4,108,836
*	Wai Kee Holdings Ltd.	384,000	45,487
	Wang On Group Ltd.	66,120,000	289,913
*	Wealthink AI-Innovation Capital Ltd.	1,516,000	26,395
Ω	WH Group Ltd.	31,290,234	18,461,068
	Wharf Real Estate Investment Co. Ltd.	1,468,750	4,303,192
	Wing On Co. International Ltd.	123,137	186,315
	Wing Tai Properties Ltd.	462,000	150,734
*	Xingye Alloy Materials Group Ltd.	279,000	37,530
#	Xinyi Glass Holdings Ltd.	7,805,829	6,471,220
	YTO International Express & Supply Chain Technology Ltd.	716,000	106,626
	Yue Yuen Industrial Holdings Ltd.	4,097,500	3,864,053
*	Zensun Enterprises Ltd.	650,001	26,747
*	Zhaobangji Lifestyle Holdings Ltd.	4,032,000	93,198
TOTAL HONG KONG			505,200,110

International Core Equity Portfolio
CONTINUED
		Shares	Value»
IRELAND — (0.6%)
	AIB Group PLC	4,269,427	$18,753,133
	Bank of Ireland Group PLC	4,901,518	45,074,260
	Cairn Homes PLC	2,901,465	4,451,791
	CRH PLC	16,510	1,171,246
	Dalata Hotel Group PLC	577,480	2,997,083
	FBD Holdings PLC	85,461	1,087,391
#*	Flutter Entertainment PLC	129,365	26,552,863
	Glanbia PLC	758,048	13,512,252
*Ω	Glenveagh Properties PLC	2,245,769	2,969,916
	Irish Continental Group PLC	492,900	2,449,239
	Kerry Group PLC, Class A	180,877	16,134,178
	Kingspan Group PLC	326,236	26,498,486
*	Permanent TSB Group Holdings PLC	66,622	124,204
	Smurfit Kappa Group PLC	910,476	33,928,692
TOTAL IRELAND			195,704,734
ISRAEL — (0.8%)
	Adgar Investment & Development Ltd.	194,139	246,848
#*	Afcon Holdings Ltd.	2,339	62,757
#*	AFI Properties Ltd.	50,056	2,195,017
	Africa Israel Residences Ltd.	9,745	517,624
*	Airport City Ltd.	177,034	2,953,984
*	Allot Ltd.	48,893	86,206
#	Alony Hetz Properties & Investments Ltd.	250,156	1,893,334
	Alrov Properties & Lodgings Ltd.	27,535	975,180
	Amot Investments Ltd.	347,422	1,805,023
	Arad Ltd.	10,872	176,029
*	Argo Properties NV	7,688	144,056
*	Ashdod Refinery Ltd.	41,383	958,237
#	Ashtrom Group Ltd.	99,503	1,496,610
	Atreyu Capital Markets Ltd.	5,574	80,752
	AudioCodes Ltd.	88,686	993,735
#	Aura Investments Ltd.	253,712	721,196
	Automatic Bank Services Ltd.	33,819	141,647
*	Avgol Industries 1953 Ltd.	305,415	127,119
#*	Azorim-Investment Development & Construction Co. Ltd.	268,929	1,127,952
	Azrieli Group Ltd.	32,915	2,217,900
	Bank Hapoalim BM	1,692,734	14,401,630
#	Bank Leumi Le-Israel BM	2,382,401	18,094,730
	Bet Shemesh Engines Holdings 1997 Ltd.	14,278	489,483
	Bezeq The Israeli Telecommunication Corp. Ltd.	4,494,116	5,944,653
*	Big Shopping Centers Ltd.	19,162	1,948,453
#*	BioLine RX Ltd.	391,980	32,672
	Blue Square Real Estate Ltd.	19,892	1,276,860
*	Brack Capital Properties NV	6,273	344,127
	Brainsway Ltd.	14,843	46,453
*	Camtek Ltd.	27,321	2,117,373
	Carasso Motors Ltd.	101,825	447,981
*	Cellcom Israel Ltd.	433,182	1,775,394
*	Ceragon Networks Ltd.	99,230	244,106
*	Clal Insurance Enterprises Holdings Ltd.	261,556	4,069,691
*	Compugen Ltd.	80,437	203,322
	Danel Adir Yeoshua Ltd.	22,583	1,954,841
	Danya Cebus Ltd.	1,605	39,362
	Delek Automotive Systems Ltd.	186,786	1,117,555
#	Delek Group Ltd.	34,370	4,256,101
	Delta Galil Ltd.	51,956	2,398,200
	Diplomat Holdings Ltd.	12,311	112,462
	Direct Finance of Direct Group 2006 Ltd.	893	119,535

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Dor Alon Energy in Israel 1988 Ltd.	1,634	$31,224
*	Doral Group Renewable Energy Resources Ltd.	54,944	122,412
#*	Duniec Brothers Ltd.	1,915	98,085
*	El Al Israel Airlines	301,267	317,069
	Elbit Systems Ltd.	8,778	1,811,718
#	Electra Consumer Products 1970 Ltd.	43,346	924,315
#	Electra Ltd.	7,787	2,967,902
#	Electra Real Estate Ltd.	27,593	280,786
*	Electreon Wireless Ltd.	868	19,440
*	Ellomay Capital Ltd.	1,954	30,821
	Energix-Renewable Energies Ltd.	392,735	1,432,764
*	Enlight Renewable Energy Ltd.	34,662	625,278
*	Equital Ltd.	122,706	3,492,043
#*	Fattal Holdings 1998 Ltd.	23,567	2,675,431
	First International Bank Of Israel Ltd.	166,408	6,673,481
#	FMS Enterprises Migun Ltd.	15,581	554,509
	Formula Systems 1985 Ltd.	51,579	3,455,084
	Fox Wizel Ltd.	49,060	3,476,414
	Gav-Yam Lands Corp. Ltd.	162,248	1,319,016
*	Gilat Satellite Networks Ltd.	76,496	482,351
	Globrands Ltd.	82	9,274
#*	Hagag Group Real Estate Development	35,863	136,348
	Hamat Group Ltd.	11,261	36,900
#	Harel Insurance Investments & Financial Services Ltd.	623,326	5,170,457
	Hilan Ltd.	74,724	4,153,524
	ICL Group Ltd.	1,007,821	4,583,862
	IDI Insurance Co. Ltd.	37,047	1,106,477
*	IES Holdings Ltd.	3,804	238,260
	Ilex Medical Ltd.	11,771	198,574
	Inrom Construction Industries Ltd.	302,445	925,153
	Isracard Ltd.	470,469	1,688,589
	Israel Canada T.R Ltd.	239,040	806,241
	Israel Discount Bank Ltd., Class A	2,794,314	13,554,909
	Israel Land Development Co. Ltd.	56,217	500,746
	Israel Shipyards Industries Ltd.	6,378	125,582
	Isras Investment Co. Ltd.	4,934	1,041,133
#	Issta Ltd.	25,299	497,647
#*	Kamada Ltd.	69,039	393,270
	Kardan Real Estate Enterprise & Development Ltd.	218,428	238,156
#	Kenon Holdings Ltd.	67,991	1,678,996
	Kerur Holdings Ltd.	23,328	426,252
#*	Klil Industries Ltd.	5,157	270,188
#	Kvutzat Acro Ltd.	17,972	206,792
	Lapidoth Capital Ltd.	18,593	278,908
	Levinstein Properties Ltd.	11,100	207,050
#	M Yochananof & Sons Ltd.	17,558	787,060
#	Magic Software Enterprises Ltd.	89,893	901,005
	Malam - Team Ltd.	7,261	95,581
	Matrix IT Ltd.	191,195	3,599,586
	Max Stock Ltd.	154,975	316,078
	Maytronics Ltd.	220,613	2,420,487
	Mediterranean Towers Ltd.	295,455	758,780
#	Mega Or Holdings Ltd.	68,803	1,572,321
	Meitav Investment House Ltd.	169,369	724,070
	Melisron Ltd.	38,161	2,798,444
	Menora Mivtachim Holdings Ltd.	101,172	2,541,544
	Meshek Energy Renewable Energies Ltd.	39,794	31,549
#	Meshulam Levinstein Contracting & Engineering Ltd.	3,777	305,076
#	Migdal Insurance & Financial Holdings Ltd.	2,055,609	2,276,447

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Mivne Real Estate KD Ltd.	1,006,974	$2,724,738
#*	Mivtach Shamir Holdings Ltd.	26,787	782,871
	Mizrahi Tefahot Bank Ltd.	274,347	10,210,456
#	Naphtha Israel Petroleum Corp. Ltd.	276,868	1,383,440
	Nawi Brothers Ltd.	66,743	429,267
*	Nayax Ltd.	6,461	157,785
*	Neto Malinda Trading Ltd.	9,641	128,701
*	Neto ME Holdings Ltd.	3,268	52,531
	Next Vision Stabilized Systems Ltd.	66,491	711,017
#*	Nice Ltd., Sponsored ADR	10,434	2,171,315
*	Nova Ltd.	48,910	6,965,102
	Novolog Ltd.	223,726	88,214
	Oil Refineries Ltd.	10,030,611	3,459,734
	One Software Technologies Ltd.	78,900	991,932
*	OPC Energy Ltd.	121,181	858,639
#*	OY Nofar Energy Ltd.	3,691	93,774
	Palram Industries 1990 Ltd.	17,100	180,747
*	Partner Communications Co. Ltd.	590,318	2,729,480
	Paz Oil Co. Ltd.	41,383	3,401,688
	Peninsula Group Ltd.	90,236	36,033
*	Perion Network Ltd.	65,055	1,930,049
#	Phoenix Holdings Ltd.	440,810	4,483,284
#	Plasson Industries Ltd.	13,833	528,030
	Pluri, Inc.	33,473	23,657
	Polyram Plastic Industries Ltd.	31,230	87,739
	Prashkovsky Investments & Construction Ltd.	23,817	533,779
*	Priortech Ltd.	15,948	619,337
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,873	2,118,588
	Rani Zim Shopping Centers Ltd.	13,704	11,001
	Raval Ics Ltd.	19,152	16,214
	Retailors Ltd.	30,579	607,278
	Sano-Brunos Enterprises Ltd.	139	10,623
*	Scope Metals Group Ltd.	38,712	1,200,432
#	Shapir Engineering & Industry Ltd.	95,337	537,440
#*	Shikun & Binui Ltd.	852,224	2,223,822
*	Shufersal Ltd.	437,017	2,344,797
#*	Strauss Group Ltd.	36,688	712,532
	Summit Real Estate Holdings Ltd.	131,119	1,735,263
	Suny Cellular Communication Ltd.	183,699	49,503
	Tadiran Group Ltd.	13,411	890,504
Ω	Tamar Petroleum Ltd.	74,491	374,743
	TAT Technologies Ltd.	2,041	24,834
	Tel Aviv Stock Exchange Ltd.	108,870	674,515
	Telsys Ltd.	4,796	313,350
*	Tera Light Ltd.	1,738	3,449
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	275,392	3,332,243
	Tiv Taam Holdings 1 Ltd.	215,434	300,261
*	Tower Semiconductor Ltd.	237,204	6,843,335
#	Turpaz Industries Ltd.	14,761	52,454
	YD More Investments Ltd.	53,576	127,582
	YH Dimri Construction & Development Ltd.	18,058	1,330,902
TOTAL ISRAEL			240,346,653
ITALY — (2.8%)
	A2A SpA	6,075,162	12,045,001
	Abitare In SpA	8,405	44,524
	ACEA SpA	238,754	3,767,683
#*	Aeffe SpA	164,828	162,291
	Amplifon SpA	433,872	14,160,937

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
Ω	Anima Holding SpA	835,068	$3,769,035
	Aquafil SpA	12,802	44,688
	Ariston Holding NV	7,285	47,812
	Arnoldo Mondadori Editore SpA	832,678	2,134,136
	Ascopiave SpA	302,866	733,973
	Assicurazioni Generali SpA	515,326	11,495,334
*	Avio SpA	35,879	318,411
	Azimut Holding SpA	495,748	13,820,813
	Banca Generali SpA	294,523	11,228,067
	Banca IFIS SpA	123,753	2,142,014
	Banca Mediolanum SpA	487,009	4,983,917
*	Banca Monte dei Paschi di Siena SpA	693,992	2,435,728
	Banca Popolare di Sondrio SPA	2,380,850	18,089,714
	Banca Profilo SpA	963,146	213,122
#Ω	Banca Sistema SpA	234,953	326,851
	Banco BPM SpA	7,632,144	41,177,646
	Banco di Desio e della Brianza SpA	100,099	416,013
	BasicNet SpA	4,285	20,699
Ω	BFF Bank SpA	551,833	5,963,463
	Biesse SpA	26,322	345,706
	BPER Banca	5,306,391	19,139,419
	Brunello Cucinelli SpA	154,277	15,294,539
	Buzzi SpA	275,635	9,368,831
	Cairo Communication SpA	216,362	420,729
Ω	Carel Industries SpA	82,796	2,004,985
	Cembre SpA	4,091	176,945
	Cementir Holding NV	193,185	2,071,793
*	CIR SpA-Compagnie Industriali	2,009,188	921,376
	Credito Emiliano SpA	388,991	3,536,086
	d'Amico International Shipping SA	235,012	1,568,886
	Danieli & C Officine Meccaniche SpA	175,497	4,259,558
	Danieli & C Officine Meccaniche SpA	60,221	2,042,161
	Datalogic SpA	44,649	291,636
	Davide Campari-Milano NV	185,012	1,874,400
	De' Longhi SpA	130,473	4,225,908
	DiaSorin SpA	13,820	1,270,873
#	Digital Bros SpA	14,479	161,704
	Digital Value SpA	166	11,635
#Ω	doValue SpA	91,744	242,979
	Elica SpA	101,032	252,542
	Emak SpA	287,089	325,516
Ω	Enav SpA	77,179	285,633
	Enel SpA	7,819,442	53,354,990
	Eni SpA	4,294,094	68,453,611
#	Eni SpA, Sponsored ADR	104,050	3,324,397
	ERG SpA	43,917	1,287,756
	Esprinet SpA	138,174	791,114
#*	Eurotech SpA	79,018	188,094
	Ferrari NV	118,961	41,486,191
	Fila SpA	51,466	487,209
#*	Fincantieri SpA	636,759	337,029
	FinecoBank Banca Fineco SpA	1,084,779	15,640,735
	FNM SpA	658,558	314,592
*	Garofalo Health Care SpA	19,608	102,613
	Gefran SpA	20,755	191,977
#*	Geox SpA	187,603	153,663
	GPI SpA	9,376	94,632
	Gruppo MutuiOnline SpA	68,424	2,362,066
	Hera SpA	2,683,822	9,454,103

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	IMMSI SpA	712,288	$467,505
Ω	Infrastrutture Wireless Italiane SpA	213,173	2,577,694
	Intercos SpA	828	12,945
	Interpump Group SpA	112,851	5,578,386
	Intesa Sanpaolo SpA	9,358,126	28,835,133
	Iren SpA	1,875,844	3,936,966
	Italgas SpA	1,441,065	8,216,088
	Italian Sea Group SPA	47,208	488,567
	Italmobiliare SpA	37,224	1,108,806
*	Iveco Group NV	824,488	8,798,400
	Leonardo SpA	597,581	10,430,216
	LU-VE SpA	12,994	327,769
	Maire Tecnimont SpA	709,819	3,688,943
#*††	Mariella Burani Fashion Group SpA	2,868	0
	Mediobanca Banca di Credito Finanziario SpA	1,553,843	20,579,097
	MFE-MediaForEurope NV, Class A	858,420	2,187,917
	Moncler SpA	252,157	15,511,872
*	Newlat Food SpA	20,936	180,945
*Ω	Nexi SpA	1,206,733	9,256,200
	Openjobmetis SpA agenzia per il lavoro	34,444	598,768
	Orsero SpA	26,859	503,436
Ω	OVS SpA	1,376,867	3,279,705
	Pharmanutra SpA	15,584	1,042,685
	Piaggio & C SpA	869,807	2,891,464
Ω	Piovan SpA	7,718	83,250
Ω	Pirelli & C SpA	1,419,947	7,695,295
Ω	Poste Italiane SpA	793,783	8,607,503
	Prysmian SpA	313,836	13,811,869
Ω	RAI Way SpA	492,184	2,691,290
	Recordati Industria Chimica e Farmaceutica SpA	172,033	9,495,235
	Reply SpA	41,545	5,696,251
	Rizzoli Corriere Della Sera Mediagroup SpA	701,018	571,395
*	Sabaf SpA	35,520	679,193
	SAES Getters SpA	7,639	283,260
*	Safilo Group SpA	102,103	122,144
	Salcef Group SpA	1,391	35,365
	Salvatore Ferragamo SpA	92,525	1,180,125
	Sanlorenzo SpA	45,614	2,175,963
	Saras SpA	2,565,569	4,343,847
	Sesa SpA	27,908	3,786,777
	Snam SpA	1,785,338	8,719,490
*	Sogefi SpA	309,287	626,080
	SOL SpA	145,703	4,193,409
	Spaxs SpA	235,239	1,297,533
	Stellantis NV	5,877,017	129,450,959
	Stellantis NV	11,429	250,981
	Tamburi Investment Partners SpA	200,556	1,958,345
Ω	Technogym SpA	457,549	4,530,996
*	Technoprobe SpA	84,295	837,915
#*	Telecom Italia SpA	39,999,044	12,044,073
*	Telecom Italia SpA, Sponsored ADR	180,144	536,829
	Tenaris SA, ADR	68,654	2,183,884
	Tenaris SA	396,571	6,263,556
	Terna - Rete Elettrica Nazionale	1,856,928	15,657,707
	Tinexta Spa	44,663	944,497
#*	Tod's SpA	18,909	693,198
	TXT e-solutions SpA	7,004	160,397
	UniCredit SpA	1,983,190	58,091,715
#Ω	Unieuro SpA	30,996	323,989

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Unipol Gruppo SpA	2,108,967	$13,095,857
	UnipolSai Assicurazioni SpA	1,272,282	3,366,720
	Webuild SpA	734,563	1,545,066
	Wiit SpA	18,106	360,996
	Zignago Vetro SpA	104,792	1,530,952
TOTAL ITALY			878,083,897
JAPAN — (22.5%)
	&Do Holdings Co. Ltd.	22,100	171,699
	77 Bank Ltd.	294,674	7,087,893
	A&D HOLON Holdings Co. Ltd.	106,800	1,470,393
	ABC-Mart, Inc.	138,000	2,391,609
#*	Access Co. Ltd.	77,300	426,167
	Achilles Corp.	96,800	1,033,216
	Acom Co. Ltd.	1,090,600	2,793,278
	AD Works Group Co. Ltd.	62,020	98,821
	Adastria Co. Ltd.	156,400	3,645,854
	ADEKA Corp.	407,600	7,975,384
	Ad-sol Nissin Corp.	32,700	350,448
#	Adtec Plasma Technology Co. Ltd.	1,900	19,339
	Advan Group Co. Ltd.	70,900	523,555
	Advanced Media, Inc.	34,100	444,881
	Advantest Corp.	783,300	31,173,632
	Adventure, Inc.	9,200	302,909
	Aeon Co. Ltd.	783,168	18,715,515
	Aeon Delight Co. Ltd.	88,990	2,279,477
#	Aeon Fantasy Co. Ltd.	41,300	708,862
	AEON Financial Service Co. Ltd.	454,600	4,140,332
	Aeon Hokkaido Corp.	114,100	739,115
	Aeon Mall Co. Ltd.	179,420	2,220,868
#	Aeria, Inc.	65,500	144,232
	AFC-HD AMS Life Science Co. Ltd.	14,100	88,220
	AGC, Inc.	600,800	22,595,032
	Agro-Kanesho Co. Ltd.	8,400	78,156
#	AGS Corp.	4,100	26,656
#	Ahresty Corp.	92,200	458,292
	Ai Holdings Corp.	90,700	1,522,584
#*	AI inside, Inc.	1,600	79,289
	Aica Kogyo Co. Ltd.	137,100	3,176,741
	Aichi Corp.	168,200	1,265,348
	Aichi Financial Group, Inc.	197,851	3,492,748
	Aichi Steel Corp.	48,600	1,117,709
	Aichi Tokei Denki Co. Ltd.	34,800	676,345
	Aida Engineering Ltd.	220,500	1,253,707
#*	Aidma Holdings, Inc.	9,900	140,412
	Aiful Corp.	1,088,100	2,728,031
	Ain Holdings, Inc.	113,798	3,713,623
	Aiphone Co. Ltd.	47,500	949,531
	Air Water, Inc.	781,700	10,325,646
	Airport Facilities Co. Ltd.	130,400	547,922
	Airtech Japan Ltd.	28,300	236,049
#	Airtrip Corp.	55,900	688,034
	Aisan Industry Co. Ltd.	198,800	1,855,078
	Aisin Corp.	368,182	13,746,107
	AIT Corp.	31,500	403,796
#	Aizawa Securities Group Co. Ltd.	128,500	1,086,743
	Ajinomoto Co., Inc.	329,500	13,530,890
	Ajis Co. Ltd.	18,400	329,792
	Akatsuki Corp.	96,900	335,704

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Akatsuki, Inc.	27,300	$489,327
*	Akebono Brake Industry Co. Ltd.	503,264	387,464
	Akita Bank Ltd.	92,000	1,263,501
	Albis Co. Ltd.	27,700	505,494
	Alconix Corp.	125,800	1,212,377
	Alfresa Holdings Corp.	520,100	8,529,088
	Alinco, Inc.	65,400	476,378
#	Alleanza Holdings Co. Ltd.	58,700	439,039
*	Allied Telesis Holdings KK	36,900	28,180
#	Alpen Co. Ltd.	78,674	1,083,369
#	Alpha Corp.	33,700	350,497
	Alpha Systems, Inc.	12,520	263,663
*	AlphaPolis Co. Ltd.	5,500	89,431
	Alps Alpine Co. Ltd.	891,204	6,614,094
	Alps Logistics Co. Ltd.	36,400	440,276
#	Altech Corp.	90,910	1,770,292
	Amada Co. Ltd.	1,035,300	11,172,580
	Amano Corp.	173,500	3,998,242
	Amiyaki Tei Co. Ltd.	15,100	455,282
#	Amuse, Inc.	30,300	326,663
	Amvis Holdings, Inc.	152,800	2,815,040
*	ANA Holdings, Inc.	130,900	2,892,649
#	Anabuki Kosan, Inc.	12,300	179,846
	Anest Iwata Corp.	140,700	1,240,682
	Anicom Holdings, Inc.	172,000	683,035
	Anrakutei Co. Ltd.	1,200	59,157
	Anritsu Corp.	251,500	1,991,537
	AOI Electronics Co. Ltd.	20,400	392,128
	AOKI Holdings, Inc.	179,100	1,425,391
	Aoki Super Co. Ltd.	1,100	28,300
	Aoyama Trading Co. Ltd.	206,400	2,486,344
	Aoyama Zaisan Networks Co. Ltd.	91,800	643,657
#	Aozora Bank Ltd.	380,700	8,368,878
	Apaman Co. Ltd.	44,700	139,577
	Arakawa Chemical Industries Ltd.	107,557	797,006
	Arata Corp.	139,200	3,089,716
#	Araya Industrial Co. Ltd.	17,700	365,758
	ARCLANDS Corp.	154,386	1,767,955
	Arcs Co. Ltd.	181,873	3,618,778
	ARE Holdings, Inc.	265,100	3,691,414
	Arealink Co. Ltd.	34,400	597,338
	Argo Graphics, Inc.	55,500	1,628,552
	Arisawa Manufacturing Co. Ltd.	148,400	1,129,230
	Artience Co. Ltd.	177,000	3,311,966
	Artnature, Inc.	90,700	485,797
#	Artner Co. Ltd.	1,200	17,818
	As One Corp.	79,980	3,019,378
	Asahi Broadcasting Group Holdings Corp.	4,600	20,968
	Asahi Co. Ltd.	82,900	733,589
	Asahi Diamond Industrial Co. Ltd.	224,627	1,327,169
	Asahi Group Holdings Ltd.	368,900	13,711,254
	Asahi Intecc Co. Ltd.	188,800	3,587,368
	Asahi Kasei Corp.	3,023,300	22,927,319
	Asahi Kogyosha Co. Ltd.	36,300	759,143
	Asahi Net, Inc.	54,600	230,636
	Asahi Yukizai Corp.	70,900	1,972,396
	Asanuma Corp.	64,600	1,933,266
	Asax Co. Ltd.	6,600	33,480
	Ashimori Industry Co. Ltd.	18,800	290,276

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asia Pile Holdings Corp.	192,500	$1,033,044
	Asics Corp.	174,100	5,290,223
	ASKA Pharmaceutical Holdings Co. Ltd.	123,600	1,658,695
	ASKUL Corp.	142,600	1,927,475
	Astellas Pharma, Inc.	696,900	8,113,639
	Astena Holdings Co. Ltd.	202,200	656,114
	Asti Corp.	16,699	354,995
#	Asukanet Co. Ltd.	4,200	19,386
	Ateam, Inc.	16,500	63,378
#*	Atsugi Co. Ltd.	69,800	243,352
#	Aucnet, Inc.	40,900	586,403
	Autobacs Seven Co. Ltd.	281,800	3,063,476
	Avant Group Corp.	79,300	774,287
#	Avantia Co. Ltd.	26,400	162,755
	Avex, Inc.	107,700	1,033,123
	Awa Bank Ltd.	178,822	2,999,366
	Axell Corp.	21,500	317,009
	Axial Retailing, Inc.	81,900	2,265,641
#	Axxzia, Inc.	34,700	206,882
	Azbil Corp.	89,700	2,898,627
	AZ-COM MARUWA Holdings, Inc.	184,000	1,894,785
	Bandai Namco Holdings, Inc.	386,100	8,360,045
	Bando Chemical Industries Ltd.	155,200	1,842,247
	Bank of Iwate Ltd.	74,300	1,302,599
#	Bank of Kochi Ltd.	16,800	110,615
#	Bank of Nagoya Ltd.	59,899	2,252,244
	Bank of Saga Ltd.	78,700	1,039,802
	Bank of the Ryukyus Ltd.	263,800	2,102,981
#	Baroque Japan Ltd.	42,800	238,164
	Base Co. Ltd.	21,600	477,799
	BayCurrent Consulting, Inc.	268,100	6,233,057
	Beaglee, Inc.	8,300	72,184
	Beauty Garage, Inc.	32,200	480,492
	Beenos, Inc.	34,400	348,757
	Belc Co. Ltd.	54,538	2,330,139
	Bell System24 Holdings, Inc.	155,300	1,893,086
	Belluna Co. Ltd.	243,100	1,046,088
	Benefit One, Inc.	314,000	4,480,721
	Benesse Holdings, Inc.	267,099	4,723,492
#*	Bengo4.com, Inc.	30,400	820,751
	Bewith, Inc.	1,800	22,782
	Bic Camera, Inc.	300,000	2,796,449
	BIPROGY, Inc.	290,300	8,499,531
	B-Lot Co. Ltd.	3,600	26,212
	BML, Inc.	124,900	2,413,895
#	Bookoff Group Holdings Ltd.	42,000	368,813
	Bourbon Corp.	2,100	33,739
	BP Castrol KK	17,100	101,300
	Br Holdings Corp.	123,800	314,124
	BrainPad, Inc.	57,600	453,030
	Bridgestone Corp.	863,500	37,417,771
	Broadband Tower, Inc.	50,000	45,287
	Broadmedia Corp.	3,260	27,663
	Brother Industries Ltd.	508,000	8,510,306
	Bunka Shutter Co. Ltd.	243,600	2,426,551
#	Bushiroad, Inc.	3,900	12,452
	Business Brain Showa-Ota, Inc.	19,900	301,945
	Business Engineering Corp.	12,700	385,237
#	BuySell Technologies Co. Ltd.	11,600	245,563

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	C Uyemura & Co. Ltd.	15,500	$1,176,213
	CAC Holdings Corp.	43,200	525,501
	Calbee, Inc.	236,000	4,960,767
	Canon Electronics, Inc.	89,600	1,273,939
	Canon Marketing Japan, Inc.	150,000	4,563,769
	Canon, Inc., Sponsored ADR	53,108	1,462,594
#	Canon, Inc.	378,134	10,416,504
	Capcom Co. Ltd.	330,800	12,616,304
	Career Design Center Co. Ltd.	13,100	186,589
#	Careerlink Co. Ltd.	15,100	267,568
#	Carenet, Inc.	33,700	184,442
	Carlit Holdings Co. Ltd.	83,400	547,012
#	Casa, Inc.	13,400	76,170
	Casio Computer Co. Ltd.	312,100	2,691,022
	Cawachi Ltd.	72,600	1,330,474
	C'BON COSMETICS Co. Ltd.	2,100	21,354
	CDS Co. Ltd.	3,300	38,346
	CE Holdings Co. Ltd.	2,700	11,252
#	CellSource Co. Ltd.	1,700	14,307
#	Celsys, Inc.	190,800	875,781
	Central Automotive Products Ltd.	33,100	1,092,499
	Central Glass Co. Ltd.	132,500	2,479,088
	Central Japan Railway Co.	311,200	7,777,709
	Central Security Patrols Co. Ltd.	33,100	568,127
#	Central Sports Co. Ltd.	22,200	377,393
#	Ceres, Inc.	5,900	46,222
#	Change Holdings, Inc.	114,600	1,053,884
	Charm Care Corp. KK	59,500	480,152
	Chiba Bank Ltd.	1,035,363	7,672,311
	Chiba Kogyo Bank Ltd.	212,000	1,236,909
#	Chikaranomoto Holdings Co. Ltd.	43,800	427,459
	Chilled & Frozen Logistics Holdings Co. Ltd.	59,300	676,833
	Chino Corp.	30,600	497,557
	Chiyoda Co. Ltd.	88,200	536,362
#*	Chiyoda Corp.	241,600	554,101
	Chiyoda Integre Co. Ltd.	56,400	1,055,310
	Chofu Seisakusho Co. Ltd.	88,200	1,261,711
	Chori Co. Ltd.	48,100	970,683
	Chubu Electric Power Co., Inc.	596,400	7,736,910
	Chubu Shiryo Co. Ltd.	141,198	1,153,417
	Chudenko Corp.	152,700	2,879,220
	Chuetsu Pulp & Paper Co. Ltd.	48,611	656,748
	Chugai Pharmaceutical Co. Ltd.	437,000	15,718,986
	Chugai Ro Co. Ltd.	25,600	448,952
	Chugin Financial Group, Inc.	490,700	3,474,672
	Chugoku Electric Power Co., Inc.	525,100	3,733,618
	Chugoku Marine Paints Ltd.	139,900	1,779,641
	Chuo Gyorui Co. Ltd.	3,800	82,843
	Chuo Spring Co. Ltd.	69,869	340,388
	CI Takiron Corp.	157,200	693,755
	Citizen Watch Co. Ltd.	984,650	6,244,946
	CKD Corp.	138,300	2,438,655
	CK-San-Etsu Co. Ltd.	14,700	391,273
	Cleanup Corp.	123,900	635,992
	CMK Corp.	239,700	1,231,077
	Coca-Cola Bottlers Japan Holdings, Inc.	439,452	5,964,254
	COLOPL, Inc.	122,800	524,532
#	Colowide Co. Ltd.	271,300	4,337,385
#	Computer Engineering & Consulting Ltd.	89,000	985,987

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Computer Institute of Japan Ltd.	95,980	$502,504
	COMSYS Holdings Corp.	265,094	5,804,256
	Comture Corp.	96,700	1,195,763
	Concordia Financial Group Ltd.	2,214,711	10,554,082
*	COOKPAD, Inc.	176,200	142,863
	Copro-Holdings Co. Ltd.	7,100	79,086
	Core Concept Technologies, Inc.	2,200	36,403
	Core Corp.	17,200	211,035
	Corona Corp.	62,900	407,780
	Cosel Co. Ltd.	101,300	1,019,168
	Cosmo Energy Holdings Co. Ltd.	265,800	11,039,500
	Cosmos Initia Co. Ltd.	43,100	228,582
	Cosmos Pharmaceutical Corp.	35,900	3,856,167
	Cota Co. Ltd.	54,892	593,603
	CRE, Inc.	25,500	246,229
	Create Medic Co. Ltd.	6,800	41,300
#	Create Restaurants Holdings, Inc.	430,200	3,228,744
	Create SD Holdings Co. Ltd.	86,700	1,886,706
	Credit Saison Co. Ltd.	630,000	11,693,731
	Creek & River Co. Ltd.	52,200	708,322
	Cresco Ltd.	67,300	872,656
#	Cross Cat Co. Ltd.	9,600	78,429
	Cross Marketing Group, Inc.	18,400	72,129
*	CrowdWorks, Inc.	9,800	86,238
	CTI Engineering Co. Ltd.	60,600	2,409,661
	CTS Co. Ltd.	102,900	486,592
	Cube System, Inc.	16,400	125,780
	Curves Holdings Co. Ltd.	197,000	912,660
*	Cyber Security Cloud, Inc.	17,700	295,567
	CyberAgent, Inc.	562,000	3,627,051
	Cybozu, Inc.	112,900	1,694,930
	Dai Nippon Printing Co. Ltd.	310,000	8,971,382
	Dai Nippon Toryo Co. Ltd.	105,500	830,813
	Daicel Corp.	1,119,200	10,964,989
	Dai-Dan Co. Ltd.	126,200	1,400,721
	Daido Kogyo Co. Ltd.	33,200	167,564
	Daido Metal Co. Ltd.	182,538	675,309
	Daido Steel Co. Ltd.	669,000	6,971,224
	Daifuku Co. Ltd.	297,500	5,866,698
	Daihatsu Diesel Manufacturing Co. Ltd.	76,100	663,249
	Daihen Corp.	88,300	4,184,063
	Daiho Corp.	25,900	680,305
	Dai-Ichi Cutter Kogyo KK	29,400	273,637
	Daiichi Jitsugyo Co. Ltd.	91,300	1,166,575
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	93,300	618,755
	Dai-ichi Life Holdings, Inc.	588,988	12,918,134
	Daiichi Sankyo Co. Ltd.	171,000	5,119,575
	Daiichikosho Co. Ltd.	113,136	1,549,947
	Daiken Medical Co. Ltd.	65,400	235,405
	Daiki Aluminium Industry Co. Ltd.	172,800	1,463,527
	Daiki Axis Co. Ltd.	21,800	106,738
	Daikin Industries Ltd.	183,400	29,386,584
#	Daikoku Denki Co. Ltd.	20,300	513,984
	Daikokutenbussan Co. Ltd.	19,500	1,103,842
	Daikyonishikawa Corp.	194,400	972,821
	Dainichi Co. Ltd.	45,500	221,187
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	59,900	1,113,685
#	Daio Paper Corp.	402,000	3,027,958
	Daiseki Co. Ltd.	111,290	3,182,100

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Daiseki Eco. Solution Co. Ltd.	30,600	$220,375
	Daishi Hokuetsu Financial Group, Inc.	187,724	5,202,701
	Daishinku Corp.	168,000	1,037,351
	Daisue Construction Co. Ltd.	44,600	433,480
#	Daito Bank Ltd.	7,400	37,474
	Daito Pharmaceutical Co. Ltd.	72,249	964,529
	Daito Trust Construction Co. Ltd.	112,300	12,774,183
	Daitron Co. Ltd.	44,900	910,752
	Daiwa House Industry Co. Ltd.	1,074,700	33,231,811
	Daiwa Industries Ltd.	108,100	1,153,107
	Daiwa Securities Group, Inc.	2,014,600	14,438,360
	Daiwabo Holdings Co. Ltd.	442,200	9,615,503
	DCM Holdings Co. Ltd.	569,780	5,307,748
#	DD GROUP Co. Ltd.	35,000	370,678
	Dear Life Co. Ltd.	168,600	1,160,802
	Delica Foods Holdings Co. Ltd.	14,600	58,462
	DeNA Co. Ltd.	308,000	3,109,722
	Denka Co. Ltd.	392,700	6,847,989
	Densan System Holdings Co. Ltd.	26,800	537,304
	Denso Corp.	736,200	11,564,266
	Dentsu Group, Inc.	299,500	7,949,110
	Dentsu Soken, Inc.	105,600	3,942,660
	Denyo Co. Ltd.	75,900	1,170,491
	Dexerials Corp.	316,400	9,118,165
#	DIC Corp.	374,184	7,062,078
	Digital Arts, Inc.	50,800	1,741,283
	Digital Hearts Holdings Co. Ltd.	56,200	390,601
#	Digital Holdings, Inc.	52,500	444,533
	Digital Information Technologies Corp.	39,900	471,095
	Dip Corp.	136,000	2,322,636
	Direct Marketing MiX, Inc.	82,700	244,825
	Disco Corp.	93,300	25,175,977
	DKK Co. Ltd.	45,200	716,840
	DKS Co. Ltd.	35,953	614,925
	DMG Mori Co. Ltd.	473,700	9,485,164
	DMW Corp.	900	24,280
	Doshisha Co. Ltd.	89,300	1,344,665
#	Double Standard, Inc.	23,400	258,594
#	Doutor Nichires Holdings Co. Ltd.	129,423	1,910,940
	Dowa Holdings Co. Ltd.	257,800	8,990,859
	DTS Corp.	174,600	4,294,364
	Duskin Co. Ltd.	173,800	4,035,361
#	DyDo Group Holdings, Inc.	65,400	1,313,349
	Eagle Industry Co. Ltd.	113,500	1,314,797
	East Japan Railway Co.	130,500	7,463,637
#	EAT & Holdings Co. Ltd.	24,700	357,388
	Ebara Corp.	227,000	14,216,351
	Ebara Foods Industry, Inc.	10,700	212,984
	Ebara Jitsugyo Co. Ltd.	27,400	562,082
	Ebase Co. Ltd.	55,300	270,407
	Eco's Co. Ltd.	39,100	650,787
#	EDION Corp.	394,800	4,347,275
	EF-ON, Inc.	76,539	238,568
	eGuarantee, Inc.	99,000	1,290,334
	E-Guardian, Inc.	14,454	153,752
	Ehime Bank Ltd.	152,198	1,089,167
	Eidai Co. Ltd.	108,100	172,141
	Eiken Chemical Co. Ltd.	134,200	1,672,674
	Eisai Co. Ltd.	42,600	2,005,976

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Eizo Corp.	77,800	$2,686,405
	EJ Holdings, Inc.	40,500	474,818
	Elan Corp.	142,500	1,021,821
	Elecom Co. Ltd.	145,100	1,687,518
	Electric Power Development Co. Ltd.	259,700	4,362,316
	Elematec Corp.	79,806	966,321
	EM Systems Co. Ltd.	55,000	261,728
	en Japan, Inc.	49,700	918,527
	Endo Lighting Corp.	60,900	582,577
	ENEOS Holdings, Inc.	5,868,520	23,700,329
	Enomoto Co. Ltd.	24,600	267,320
#	Enplas Corp.	16,500	1,340,621
	Entrust, Inc.	18,200	95,700
#	Envipro Holdings, Inc.	47,200	195,817
#	eRex Co. Ltd.	93,300	518,903
*	ES-Con Japan Ltd.	122,300	841,443
	Eslead Corp.	40,700	963,345
	ESPEC Corp.	68,000	1,158,099
	Exedy Corp.	149,100	2,860,553
	EXEO Group, Inc.	320,148	7,150,210
	Ezaki Glico Co. Ltd.	129,200	3,780,198
#	F&M Co. Ltd.	23,100	301,123
	FALCO HOLDINGS Co. Ltd.	45,000	654,055
	Fancl Corp.	221,616	3,499,677
	FANUC Corp.	197,566	5,465,142
	Fast Fitness Japan, Inc.	24,500	181,438
	Fast Retailing Co. Ltd.	122,600	32,731,351
	FCC Co. Ltd.	183,200	2,386,706
*	FDK Corp.	5,000	22,433
	Feed One Co. Ltd.	119,448	716,151
	Feedforce Group, Inc.	11,500	42,696
	Felissimo Corp.	5,200	32,202
	Fenwal Controls of Japan Ltd.	800	8,838
	Ferrotec Holdings Corp.	222,800	4,297,003
	Fibergate, Inc.	33,600	219,560
	FIDEA Holdings Co. Ltd.	88,140	963,668
	Financial Partners Group Co. Ltd.	230,900	2,648,143
	FINDEX, Inc.	68,000	493,738
*	Fintech Global, Inc.	364,300	153,213
	First Bank of Toyama Ltd.	38,400	217,293
	First Brothers Co. Ltd.	19,800	168,793
	First Juken Co. Ltd.	21,700	163,990
	First-Corp., Inc.	27,500	148,566
	Fixstars Corp.	90,800	1,039,106
	FJ Next Holdings Co. Ltd.	92,500	780,048
	Focus Systems Corp.	27,600	198,273
	Food & Life Cos. Ltd.	352,100	7,045,665
#	Forum Engineering, Inc.	39,000	215,443
	Forval Corp.	1,300	12,926
	Foster Electric Co. Ltd.	101,710	747,319
	FP Corp.	198,300	3,841,806
	France Bed Holdings Co. Ltd.	125,500	1,187,573
	Freebit Co. Ltd.	55,800	570,184
	Freund Corp.	10,900	57,069
	Frontier Management, Inc.	13,900	146,591
#	F-Tech, Inc.	43,300	190,709
	FTGroup Co. Ltd.	48,500	419,772
	Fudo Tetra Corp.	74,720	1,179,944
	Fuji Corp.	280,700	4,756,034

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuji Corp.	61,800	$742,583
	Fuji Corp. Ltd.	124,300	608,292
	Fuji Electric Co. Ltd.	256,700	12,855,537
	Fuji Furukawa Engineering & Construction Co. Ltd.	2,000	74,704
	Fuji Kyuko Co. Ltd.	84,000	2,482,928
	Fuji Media Holdings, Inc.	171,400	2,030,531
	Fuji Oil Co. Ltd.	206,100	527,986
	Fuji Oil Holdings, Inc.	205,200	3,287,083
	Fuji Pharma Co. Ltd.	58,800	783,097
	Fuji Seal International, Inc.	200,707	2,366,897
	Fuji Soft, Inc.	97,900	4,291,190
	Fujibo Holdings, Inc.	50,500	1,458,807
	Fujicco Co. Ltd.	93,100	1,277,838
	FUJIFILM Holdings Corp.	189,675	12,022,531
	Fujikura Composites, Inc.	108,700	1,074,274
	Fujikura Kasei Co. Ltd.	105,200	326,238
	Fujikura Ltd.	1,255,700	10,322,495
	Fujimi, Inc.	107,500	2,154,280
	Fujimori Kogyo Co. Ltd.	78,000	2,154,275
	Fujisash Co. Ltd.	354,500	182,541
	Fujishoji Co. Ltd.	33,700	300,563
*	Fujita Kanko, Inc.	14,100	639,944
#	Fujitsu General Ltd.	13,900	203,665
	Fujitsu Ltd.	235,429	32,586,755
	Fujiya Co. Ltd.	43,500	730,670
#	FuKoKu Co. Ltd.	43,300	422,982
	Fukuda Corp.	29,500	1,091,664
	Fukuda Denshi Co. Ltd.	35,100	1,871,579
	Fukui Bank Ltd.	93,842	1,093,866
	Fukui Computer Holdings, Inc.	39,500	697,197
	Fukuoka Financial Group, Inc.	337,756	8,301,121
	Fukushima Galilei Co. Ltd.	56,800	1,978,293
	Fukuyama Transporting Co. Ltd.	117,300	3,244,183
	FULLCAST Holdings Co. Ltd.	85,300	1,029,825
	Fumakilla Ltd.	16,801	131,203
	Funai Soken Holdings, Inc.	134,720	2,345,690
	Furukawa Battery Co. Ltd.	63,100	391,826
	Furukawa Co. Ltd.	180,200	2,362,033
	Furukawa Electric Co. Ltd.	337,088	6,131,773
#	Furuno Electric Co. Ltd.	108,000	1,551,649
	Furuya Metal Co. Ltd.	14,200	881,063
	Furyu Corp.	98,400	891,993
	Fuso Chemical Co. Ltd.	112,500	3,167,997
	Fuso Pharmaceutical Industries Ltd.	26,998	404,135
	Futaba Corp.	185,000	645,399
	Futaba Industrial Co. Ltd.	267,500	1,612,120
	Future Corp.	213,800	2,537,518
	Fuyo General Lease Co. Ltd.	98,500	8,808,485
	G-7 Holdings, Inc.	134,000	1,142,346
*	GA Technologies Co. Ltd.	20,800	199,329
	Gakken Holdings Co. Ltd.	141,700	979,348
	Gakkyusha Co. Ltd.	29,000	405,744
	Gakujo Co. Ltd.	34,700	417,093
	Gecoss Corp.	62,449	495,820
	Genki Sushi Co. Ltd.	55,800	1,513,402
	Genky DrugStores Co. Ltd.	40,800	1,856,309
	Geo Holdings Corp.	168,800	2,757,877
	Gift Holdings, Inc.	23,600	472,564
*	giftee, Inc.	22,000	241,356

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Giken Ltd.	29,500	$432,689
	GL Sciences, Inc.	27,500	535,349
#	Global Security Experts, Inc.	1,700	57,611
	GLOBERIDE, Inc.	110,398	1,553,807
	Glory Ltd.	194,745	4,023,714
	Glosel Co. Ltd.	69,000	349,850
#	GMO Financial Gate, Inc.	14,500	997,992
#	GMO Financial Holdings, Inc.	137,900	704,740
	GMO GlobalSign Holdings KK	15,700	299,585
	GMO internet group, Inc.	255,900	4,611,924
	GMO Payment Gateway, Inc.	64,600	3,897,852
*	GNI Group Ltd.	40,800	731,274
	Godo Steel Ltd.	53,900	1,885,235
	Gokurakuyu Holdings Co. Ltd.	35,100	96,613
	Goldcrest Co. Ltd.	79,030	1,260,384
#	Goldwin, Inc.	56,000	3,767,078
#	Golf Digest Online, Inc.	8,500	35,332
	Grandy House Corp.	68,500	313,411
	Gree, Inc.	117,000	465,446
	Greens Co. Ltd.	24,500	353,053
	gremz, Inc.	34,300	491,449
	GS Yuasa Corp.	343,499	4,954,205
	GSI Creos Corp.	41,400	661,003
	G-Tekt Corp.	110,089	1,368,392
	Gun-Ei Chemical Industry Co. Ltd.	21,600	539,244
*	GungHo Online Entertainment, Inc.	182,018	3,060,156
	Gunma Bank Ltd.	1,444,301	7,122,140
	Gunze Ltd.	76,400	2,792,501
	H.U. Group Holdings, Inc.	224,000	4,164,131
	H2O Retailing Corp.	430,360	4,607,567
	HABA Laboratories, Inc.	8,500	124,444
#	Hachijuni Bank Ltd.	1,518,273	8,274,448
	Hagihara Industries, Inc.	45,500	472,841
	Hagiwara Electric Holdings Co. Ltd.	36,100	1,242,458
	Hagoromo Foods Corp.	1,500	32,378
#	Hakudo Co. Ltd.	26,600	445,583
	Hakuhodo DY Holdings, Inc.	747,600	5,742,481
#	Hakuto Co. Ltd.	44,400	1,838,116
#	Halows Co. Ltd.	50,800	1,506,267
	Hamakyorex Co. Ltd.	93,200	2,595,071
	Hamamatsu Photonics KK	160,800	6,352,389
	Hankyu Hanshin Holdings, Inc.	376,600	11,522,273
	Hanwa Co. Ltd.	166,600	6,093,641
	Happinet Corp.	75,400	1,487,385
	Hard Off Corp. Co. Ltd.	44,600	554,152
	Harima Chemicals Group, Inc.	71,300	421,586
	Harmonic Drive Systems, Inc.	46,900	1,136,558
	Haseko Corp.	1,187,700	15,444,714
	Hazama Ando Corp.	766,680	6,191,470
	Heiwa Corp.	261,700	3,888,298
	Heiwa Real Estate Co. Ltd.	126,200	3,336,519
#	Heiwado Co. Ltd.	153,939	2,298,962
#	Helios Techno Holding Co. Ltd.	4,600	16,647
*	Hennge KK	42,400	360,678
	Hibiya Engineering Ltd.	90,800	1,581,680
	Hiday Hidaka Corp.	3,300	66,517
	Hikari Tsushin, Inc.	19,100	3,328,171
	HI-LEX Corp.	98,800	1,039,750
	Himacs Ltd.	2,700	26,315

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Himaraya Co. Ltd.	21,000	$133,840
*	Hino Motors Ltd.	407,596	1,387,699
	Hioki EE Corp.	36,300	1,610,845
	Hirakawa Hewtech Corp.	50,200	477,406
#	Hirano Tecseed Co. Ltd.	34,700	423,785
#	Hirata Corp.	35,700	1,633,123
	Hirogin Holdings, Inc.	1,020,700	6,849,202
	Hirose Electric Co. Ltd.	23,025	2,679,023
	Hirose Tusyo, Inc.	3,400	73,567
	Hiroshima Gas Co. Ltd.	109,500	293,889
	Hisaka Works Ltd.	91,800	609,559
#	Hisamitsu Pharmaceutical Co., Inc.	70,700	2,015,112
	Hitachi Construction Machinery Co. Ltd.	247,500	7,022,170
	Hitachi Ltd.	1,103,885	86,710,552
	Hitachi Ltd., ADR	54,949	8,702,273
	Hitachi Zosen Corp.	820,700	5,063,969
#	Hito Communications Holdings, Inc.	28,300	231,631
	Hochiki Corp.	62,800	843,794
	Hodogaya Chemical Co. Ltd.	27,700	684,807
	Hogy Medical Co. Ltd.	86,200	2,078,099
	Hokkaido Electric Power Co., Inc.	510,800	2,278,966
	Hokkaido Gas Co. Ltd.	41,200	660,655
	Hokkan Holdings Ltd.	50,800	602,580
	Hokko Chemical Industry Co. Ltd.	104,100	714,703
	Hokkoku Financial Holdings, Inc.	111,800	3,326,417
#	Hokuetsu Corp.	598,295	5,656,524
	Hokuetsu Industries Co. Ltd.	95,300	1,697,892
	Hokuhoku Financial Group, Inc.	693,510	7,347,081
	Hokuriku Electric Industry Co. Ltd.	33,000	318,617
#*	Hokuriku Electric Power Co.	504,800	2,468,346
	Hokuriku Electrical Construction Co. Ltd.	27,820	227,446
	Hokuto Corp.	67,076	818,241
	Honda Motor Co. Ltd., Sponsored ADR	460,628	15,426,432
	Honda Motor Co. Ltd.	3,092,769	34,571,157
	H-One Co. Ltd.	88,305	503,618
	Honeys Holdings Co. Ltd.	85,830	964,215
	Hoosiers Holdings Co. Ltd.	135,200	1,074,244
	Horiba Ltd.	111,800	8,970,167
	Hoshizaki Corp.	40,400	1,469,807
	Hosiden Corp.	266,600	3,272,674
	Hosokawa Micron Corp.	59,400	1,852,917
	Hotland Co. Ltd.	41,000	549,121
	House Foods Group, Inc.	150,400	3,310,523
#	Howa Machinery Ltd.	29,500	154,913
	Hoya Corp.	320,800	40,750,926
	HS Holdings Co. Ltd.	63,158	445,987
#	Hulic Co. Ltd.	907,317	10,018,906
	Hyakugo Bank Ltd.	1,067,698	4,140,901
	Hyakujushi Bank Ltd.	110,100	1,852,475
	I K K Holdings, Inc.	20,700	102,756
	Ibiden Co. Ltd.	245,405	12,348,764
#	IBJ, Inc.	88,300	414,220
	Ichibanya Co. Ltd.	16,732	737,479
	Ichigo, Inc.	535,100	1,426,460
	Ichiken Co. Ltd.	28,500	456,008
	Ichikoh Industries Ltd.	204,000	808,157
#	Ichimasa Kamaboko Co. Ltd.	1,700	8,444
	Ichinen Holdings Co. Ltd.	115,572	1,236,036
	Ichiyoshi Securities Co. Ltd.	104,900	551,412

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Icom, Inc.	38,300	$964,844
	ID Holdings Corp.	41,725	474,838
	IDEA Consultants, Inc.	2,900	36,999
	Idec Corp.	151,300	3,027,741
	Idemitsu Kosan Co. Ltd.	2,059,455	11,436,111
	IDOM, Inc.	402,100	2,401,741
	IG Port, Inc.	400	13,700
#	IHI Corp.	457,500	8,750,324
	Iida Group Holdings Co. Ltd.	272,996	4,121,404
	Iino Kaiun Kaisha Ltd.	400,300	3,495,930
	IJTT Co. Ltd.	96,460	552,616
	I'll, Inc.	25,300	561,716
	Imagica Group, Inc.	74,900	329,607
#	Imasen Electric Industrial	43,200	189,552
	i-mobile Co. Ltd.	71,400	215,652
	Imuraya Group Co. Ltd.	19,800	326,774
	Inaba Denki Sangyo Co. Ltd.	169,400	4,047,609
#	Inaba Seisakusho Co. Ltd.	49,800	508,971
	Inabata & Co. Ltd.	215,200	4,682,636
	Inageya Co. Ltd.	6,100	52,421
	I-NE Co. Ltd.	23,200	386,423
	Ines Corp.	82,300	870,980
	I-Net Corp.	61,310	832,913
	Infocom Corp.	104,700	1,738,381
	INFRONEER Holdings, Inc.	727,808	7,608,118
	Innotech Corp.	64,600	806,687
	Inpex Corp.	1,938,500	26,348,975
	Insource Co. Ltd.	201,796	1,140,684
	Intage Holdings, Inc.	31,000	366,490
	Integrated Design & Engineering Holdings Co. Ltd.	69,800	1,698,074
#	Intelligent Wave, Inc.	20,400	147,926
	Inter Action Corp.	37,700	284,488
	Internet Initiative Japan, Inc.	392,600	7,613,069
#	Inui Global Logistics Co. Ltd.	40,500	306,106
	I-PEX, Inc.	62,300	759,477
#	IPS, Inc.	21,600	301,358
#	IR Japan Holdings Ltd.	35,200	376,419
	Iriso Electronics Co. Ltd.	80,614	1,885,181
#	I'rom Group Co. Ltd.	22,100	304,353
#	ISB Corp.	38,300	407,672
#	Ise Chemicals Corp.	7,800	428,136
#	Iseki & Co. Ltd.	84,100	664,909
	Isetan Mitsukoshi Holdings Ltd.	532,240	6,223,113
	Ishihara Chemical Co. Ltd.	8,100	107,807
	Ishihara Sangyo Kaisha Ltd.	173,700	1,856,142
	Ishii Iron Works Co. Ltd.	2,900	52,465
	Ishizuka Glass Co. Ltd.	6,599	164,888
*	Istyle, Inc.	232,600	651,283
	Isuzu Motors Ltd.	1,627,207	22,203,144
	Itfor, Inc.	84,600	697,478
#	ITmedia, Inc.	37,200	265,997
	Ito En Ltd.	131,600	3,820,289
#	ITOCHU Corp.	951,800	43,196,588
	Itochu Enex Co. Ltd.	290,300	3,109,127
	Itochu-Shokuhin Co. Ltd.	24,300	1,241,492
	Itoham Yonekyu Holdings, Inc.	107,369	3,008,433
#	Itoki Corp.	211,500	2,153,691
	IwaiCosmo Holdings, Inc.	96,600	1,385,650
	Iwaki Co. Ltd.	20,400	306,145

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Iwatani Corp.	226,900	$10,139,364
*	Iwatsu Electric Co. Ltd.	39,000	194,454
	Iwatsuka Confectionery Co. Ltd.	500	17,291
	Iyogin Holdings, Inc.	1,024,157	6,966,244
	Izumi Co. Ltd.	145,900	3,434,599
	J Front Retailing Co. Ltd.	994,301	9,208,555
	J Trust Co. Ltd.	127,319	411,990
	JAC Recruitment Co. Ltd.	288,800	1,319,464
	Jaccs Co. Ltd.	125,000	4,788,361
*	Jade Group, Inc.	27,200	357,251
	JAFCO Group Co. Ltd.	282,300	3,348,274
*	Jamco Corp.	9,900	107,584
	JANOME Corp.	88,199	420,414
	Japan Airlines Co. Ltd.	336,200	6,460,340
	Japan Airport Terminal Co. Ltd.	51,583	2,048,511
	Japan Aviation Electronics Industry Ltd.	260,800	4,483,828
	Japan Business Systems, Inc.	10,100	109,551
#	Japan Cash Machine Co. Ltd.	63,200	645,884
*	Japan Communications, Inc.	746,000	1,178,352
	Japan Electronic Materials Corp.	42,700	530,665
	Japan Elevator Service Holdings Co. Ltd.	252,400	3,814,140
	Japan Exchange Group, Inc.	734,700	16,260,161
#	Japan Foundation Engineering Co. Ltd.	94,400	315,095
*	Japan Hospice Holdings, Inc.	13,900	226,735
#	Japan Investment Adviser Co. Ltd.	20,500	121,835
	Japan Lifeline Co. Ltd.	241,700	2,156,731
	Japan Material Co. Ltd.	251,000	4,241,346
	Japan Medical Dynamic Marketing, Inc.	83,441	422,820
	Japan Oil Transportation Co. Ltd.	8,479	165,274
	Japan Petroleum Exploration Co. Ltd.	102,400	4,165,414
	Japan Post Bank Co. Ltd.	681,300	7,085,415
	Japan Post Holdings Co. Ltd.	1,043,700	9,991,008
	Japan Post Insurance Co. Ltd.	231,300	4,330,371
	Japan Property Management Center Co. Ltd.	52,300	413,238
	Japan Pulp & Paper Co. Ltd.	48,100	1,646,608
	Japan Pure Chemical Co. Ltd.	2,200	39,277
	Japan Securities Finance Co. Ltd.	434,300	4,602,641
	Japan Steel Works Ltd.	51,000	839,357
	Japan System Techniques Co. Ltd.	21,400	476,297
	Japan Tobacco, Inc.	1,490,800	39,293,588
	Japan Transcity Corp.	157,600	674,103
	Japan Wool Textile Co. Ltd.	225,700	2,276,613
	Jastec Co. Ltd.	35,900	332,102
	JBCC Holdings, Inc.	54,100	1,397,591
	JCU Corp.	109,400	2,760,873
	JDC Corp.	37,800	140,198
	Jeol Ltd.	161,400	7,378,218
	JFE Holdings, Inc.	1,593,208	25,154,871
	JFE Systems, Inc.	10,400	284,255
	JGC Holdings Corp.	623,000	7,297,486
	Jichodo Co. Ltd.	100	7,075
#*	JIG-SAW, Inc.	16,800	588,032
#	Jimoto Holdings, Inc.	89,710	339,490
#	JINS Holdings, Inc.	55,100	1,553,517
#	JINUSHI Co. Ltd.	51,100	806,861
	JK Holdings Co. Ltd.	69,700	505,324
#	J-Lease Co. Ltd.	27,600	439,056
#	JM Holdings Co. Ltd.	72,300	1,098,054
	JMS Co. Ltd.	93,240	334,242

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Joban Kosan Co. Ltd.	26,499	$223,592
	J-Oil Mills, Inc.	100,500	1,392,998
	Joshin Denki Co. Ltd.	79,200	1,321,751
	Joyful Honda Co. Ltd.	87,100	1,155,206
	JP-Holdings, Inc.	266,200	826,263
	JSB Co. Ltd.	29,400	526,003
	JSP Corp.	34,700	458,791
	JSR Corp.	87,100	2,375,623
	JTEKT Corp.	702,800	6,430,506
#	Juki Corp.	165,999	499,625
	Juroku Financial Group, Inc.	148,300	4,157,806
	Justsystems Corp.	109,700	2,292,061
	JVCKenwood Corp.	898,370	4,368,877
	K&O Energy Group, Inc.	65,400	999,113
	Kadokawa Corp.	142,805	3,021,380
	Kadoya Sesame Mills, Inc.	8,500	215,973
	Kaga Electronics Co. Ltd.	86,100	3,985,569
	Kagome Co. Ltd.	56,800	1,398,422
	Kajima Corp.	625,100	11,156,070
	Kakaku.com, Inc.	324,000	3,685,598
	Kaken Pharmaceutical Co. Ltd.	98,100	2,316,799
	Kakiyasu Honten Co. Ltd.	32,400	564,430
#	Kamakura Shinsho Ltd.	31,700	134,277
#	Kameda Seika Co. Ltd.	27,000	766,815
	Kamei Corp.	121,400	1,596,306
	Kamigumi Co. Ltd.	279,200	6,423,212
	Kanaden Corp.	72,700	767,787
	Kanagawa Chuo Kotsu Co. Ltd.	20,500	426,352
	Kanamic Network Co. Ltd.	91,900	257,358
	Kanamoto Co. Ltd.	147,859	2,824,249
	Kandenko Co. Ltd.	474,600	4,880,804
	Kaneka Corp.	196,600	4,780,806
	Kaneko Seeds Co. Ltd.	7,100	70,172
	Kanematsu Corp.	433,200	6,716,467
	Kanemi Co. Ltd.	3,400	78,454
#	Kanro, Inc.	13,700	181,271
	Kansai Electric Power Co., Inc.	556,300	7,589,121
#	Kansai Food Market Ltd.	2,700	26,691
	Kansai Paint Co. Ltd.	175,400	2,932,655
	Kanto Denka Kogyo Co. Ltd.	206,218	1,234,210
	Kao Corp.	201,300	7,964,950
*	Kaonavi, Inc.	9,300	136,274
*	Kappa Create Co. Ltd.	8,300	99,277
#	Kasumigaseki Capital Co. Ltd.	5,900	500,016
#	Katakura Industries Co. Ltd.	101,600	1,170,196
	Katitas Co. Ltd.	201,377	2,503,637
	Kato Sangyo Co. Ltd.	83,300	2,716,207
	Kato Works Co. Ltd.	50,926	527,667
	Kawada Technologies, Inc.	28,200	1,449,108
	Kawagishi Bridge Works Co. Ltd.	8,500	201,989
	Kawai Musical Instruments Manufacturing Co. Ltd.	24,400	604,251
	Kawasaki Heavy Industries Ltd.	619,600	14,027,665
#	Kawasaki Kisen Kaisha Ltd.	210,366	10,249,827
	KDDI Corp.	2,030,500	67,280,690
	KeePer Technical Laboratory Co. Ltd.	61,300	2,705,237
	Keihan Holdings Co. Ltd.	218,100	5,319,265
	Keihanshin Building Co. Ltd.	116,900	1,181,292
	Keihin Co. Ltd.	9,500	123,666
	Keikyu Corp.	361,700	3,159,239

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Keio Corp.	125,700	$3,678,021
	Keisei Electric Railway Co. Ltd.	129,648	5,866,554
#	KEIWA, Inc.	5,600	53,074
	Keiyo Bank Ltd.	503,355	2,464,050
	KEL Corp.	14,100	186,862
	Kenko Mayonnaise Co. Ltd.	53,963	642,916
	Kewpie Corp.	308,400	5,488,410
	Keyence Corp.	86,520	38,708,864
	KeyHolder, Inc.	14,400	82,714
	KFC Holdings Japan Ltd.	67,500	1,548,582
	KH Neochem Co. Ltd.	138,600	2,159,895
#	Kibun Foods, Inc.	24,700	199,824
	Kikkoman Corp.	89,650	5,516,005
#	Kimoto Co. Ltd.	158,600	231,866
	Kimura Chemical Plants Co. Ltd.	58,500	288,839
	Kimura Unity Co. Ltd.	17,000	178,279
	Kinden Corp.	366,000	6,099,223
	King Jim Co. Ltd.	9,300	55,289
	Kintetsu Department Store Co. Ltd.	18,100	312,755
	Kintetsu Group Holdings Co. Ltd.	146,400	4,517,532
	Kirin Holdings Co. Ltd.	186,480	2,680,455
	Kissei Pharmaceutical Co. Ltd.	148,200	3,164,508
#	Ki-Star Real Estate Co. Ltd.	46,800	1,105,287
*	Kitagawa Corp.	33,581	346,901
#	Kita-Nippon Bank Ltd.	55,400	846,212
	Kitano Construction Corp.	19,600	420,621
	Kitz Corp.	390,200	3,190,243
	Kiyo Bank Ltd.	587,900	6,626,132
*	KLab, Inc.	106,700	255,409
*	KNT-CT Holdings Co. Ltd.	38,800	347,605
	Koa Corp.	145,100	1,484,690
#	Koa Shoji Holdings Co. Ltd.	29,400	152,703
	Koatsu Gas Kogyo Co. Ltd.	119,100	698,170
	Kobayashi Pharmaceutical Co. Ltd.	67,200	3,032,772
	Kobe Bussan Co. Ltd.	207,400	5,299,630
#*	Kobe Electric Railway Co. Ltd.	15,400	303,867
	Kobe Steel Ltd.	1,247,982	17,231,989
	Koei Tecmo Holdings Co. Ltd.	154,600	1,925,722
	Kohnan Shoji Co. Ltd.	138,800	3,687,164
#	Kohoku Kogyo Co. Ltd.	2,900	100,408
	Kohsoku Corp.	39,800	615,698
	Koike Sanso Kogyo Co. Ltd.	3,300	100,069
	Koike-ya, Inc.	1,200	61,812
	Koito Manufacturing Co. Ltd.	290,100	4,441,225
#	Kojima Co. Ltd.	187,200	951,497
	Kokuyo Co. Ltd.	340,264	5,479,780
	KOMAIHALTEC, Inc.	4,100	60,158
	Komatsu Ltd.	1,217,500	34,637,815
	Komatsu Matere Co. Ltd.	117,300	652,997
	Komatsu Wall Industry Co. Ltd.	32,800	745,729
	KOMEDA Holdings Co. Ltd.	199,500	3,823,869
#	Komehyo Holdings Co. Ltd.	35,800	1,071,326
	Komeri Co. Ltd.	154,400	3,459,581
	Komori Corp.	203,913	1,827,648
	Konaka Co. Ltd.	107,880	308,149
	Konami Group Corp.	145,662	8,957,949
	Kondotec, Inc.	69,800	580,626
*	Konica Minolta, Inc.	1,917,800	5,262,846
	Konishi Co. Ltd.	221,000	2,116,438

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Konoike Transport Co. Ltd.	117,400	$1,561,815
	Konoshima Chemical Co. Ltd.	31,800	317,325
#	Kosaido Holdings Co. Ltd.	282,200	1,431,872
	Kose Corp.	18,600	1,216,861
	Koshidaka Holdings Co. Ltd.	181,124	1,153,864
	Kotobuki Spirits Co. Ltd.	240,000	3,229,111
	Kozo Keikaku Engineering, Inc.	9,500	254,917
	KPP Group Holdings Co. Ltd.	106,800	526,671
	Krosaki Harima Corp.	28,700	2,396,633
	KRS Corp.	58,467	371,298
	K's Holdings Corp.	763,580	6,939,550
	KU Holdings Co. Ltd.	61,200	492,145
#	Kubota Corp., Sponsored ADR	39,134	2,971,053
	Kubota Corp.	285,500	4,321,746
*	Kufu Co., Inc.	46,700	105,404
	Kumagai Gumi Co. Ltd.	199,100	5,181,784
	Kumiai Chemical Industry Co. Ltd.	317,665	1,821,588
	Kurabo Industries Ltd.	101,014	2,150,251
	Kuraray Co. Ltd.	1,336,000	14,016,998
	Kureha Corp.	257,700	4,932,948
	Kurimoto Ltd.	54,000	1,319,446
	Kurita Water Industries Ltd.	301,000	10,992,821
	Kuriyama Holdings Corp.	65,700	428,882
	Kushikatsu Tanaka Holdings Co.	5,800	79,219
	Kusuri No. Aoki Holdings Co. Ltd.	183,300	3,957,400
	KYB Corp.	103,100	3,574,840
	Kyocera Corp.	760,520	11,134,066
	Kyodo Printing Co. Ltd.	38,000	871,542
	Kyoei Steel Ltd.	163,200	2,345,792
	Kyokuto Boeki Kaisha Ltd.	45,618	682,147
	Kyokuto Kaihatsu Kogyo Co. Ltd.	152,200	2,083,245
	Kyokuto Securities Co. Ltd.	107,143	737,102
	Kyokuyo Co. Ltd.	45,200	1,211,594
	Kyorin Pharmaceutical Co. Ltd.	187,100	2,260,488
	KYORITSU Co. Ltd.	170,500	223,542
	Kyoritsu Maintenance Co. Ltd.	84,400	3,468,100
	Kyosan Electric Manufacturing Co. Ltd.	174,000	548,548
	Kyoto Financial Group, Inc.	648,844	10,783,437
	Kyowa Electronic Instruments Co. Ltd.	87,600	259,054
	Kyowa Kirin Co. Ltd.	125,963	1,984,165
	Kyowa Leather Cloth Co. Ltd.	58,800	322,906
	Kyudenko Corp.	196,000	7,455,454
*	Kyushu Electric Power Co., Inc.	708,100	5,303,043
	Kyushu Financial Group, Inc.	1,303,648	8,295,891
	Kyushu Leasing Service Co. Ltd.	3,300	25,818
	Kyushu Railway Co.	215,100	4,727,896
	LA Holdings Co. Ltd.	16,200	541,089
	LAC Co. Ltd.	59,000	291,694
	Lacto Japan Co. Ltd.	44,200	675,950
	Lasertec Corp.	77,900	20,287,419
	Lawson, Inc.	89,600	5,128,533
	LEC, Inc.	93,700	665,469
*	Leopalace21 Corp.	701,200	1,961,419
	Life Corp.	109,400	2,778,173
	Lifedrink Co., Inc.	5,900	227,285
*	LIFENET INSURANCE Co.	52,300	443,407
	LIFULL Co. Ltd.	211,500	277,672
	LIKE, Inc.	37,200	379,779
#	Linical Co. Ltd.	43,100	149,914

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Link & Motivation, Inc.	200,800	$753,295
	Lintec Corp.	174,200	3,299,138
#	Lion Corp.	516,401	4,603,259
#	LITALICO, Inc.	83,200	1,212,258
	Lixil Corp.	973,819	13,013,113
	Loadstar Capital KK	18,100	241,647
	Look Holdings, Inc.	31,700	549,036
*	LTS, Inc.	900	17,884
	LY Corp.	1,825,200	5,678,256
	M&A Capital Partners Co. Ltd.	63,200	973,351
	M3, Inc.	449,900	7,099,421
	Mabuchi Motor Co. Ltd.	274,400	4,755,986
	Macnica Holdings, Inc.	214,450	11,347,809
	Macromill, Inc.	176,200	951,582
	Maeda Kosen Co. Ltd.	102,700	2,238,826
	Maezawa Industries, Inc.	54,300	396,629
#	Maezawa Kasei Industries Co. Ltd.	58,900	629,422
	Maezawa Kyuso Industries Co. Ltd.	83,300	743,645
	Makino Milling Machine Co. Ltd.	122,400	4,957,783
	Makita Corp., Sponsored ADR	800	22,160
	Makita Corp.	305,791	8,230,362
	Management Solutions Co. Ltd.	37,400	756,922
	Mandom Corp.	124,400	1,082,946
	Mani, Inc.	175,200	2,433,918
	MarkLines Co. Ltd.	45,600	931,063
	Mars Group Holdings Corp.	34,500	651,955
	Marubeni Corp.	816,459	13,926,066
	Marubun Corp.	92,400	1,062,873
	Marudai Food Co. Ltd.	111,500	1,269,785
	Marufuji Sheet Piling Co. Ltd.	2,700	53,674
	Maruha Nichiro Corp.	215,897	4,271,755
	Marui Group Co. Ltd.	396,800	6,561,152
	Maruichi Steel Tube Ltd.	178,400	4,545,551
	MARUKA FURUSATO Corp.	72,976	1,211,801
#	Marumae Co. Ltd.	26,900	341,491
#	Marusan Securities Co. Ltd.	196,300	1,252,871
	Maruwa Co. Ltd.	37,600	7,523,226
	Maruyama Manufacturing Co., Inc.	9,400	170,177
#	Maruzen CHI Holdings Co. Ltd.	80,600	179,926
	Maruzen Co. Ltd.	26,400	509,546
	Maruzen Showa Unyu Co. Ltd.	59,000	1,628,918
	Marvelous, Inc.	80,100	406,510
	Matching Service Japan Co. Ltd.	26,400	222,987
	Matsuda Sangyo Co. Ltd.	63,362	1,179,240
	Matsui Construction Co. Ltd.	83,100	474,247
	Matsui Securities Co. Ltd.	353,600	1,986,534
	MatsukiyoCocokara & Co.	253,155	4,601,541
#	Matsuoka Corp.	10,400	113,946
	Max Co. Ltd.	93,700	2,082,491
	Maxell Ltd.	313,300	3,445,848
	Maxvalu Tokai Co. Ltd.	29,700	654,858
	Mazda Motor Corp.	1,401,000	16,984,947
	McDonald's Holdings Co. Japan Ltd.	81,200	3,615,387
	MCJ Co. Ltd.	373,200	3,129,432
	Mebuki Financial Group, Inc.	3,249,891	9,727,561
	MEC Co. Ltd.	37,900	1,146,719
*	Media Do Co. Ltd.	35,800	305,000
	Medical Data Vision Co. Ltd.	103,000	450,942
	Medical System Network Co. Ltd.	130,100	549,859

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Medikit Co. Ltd.	1,200	$24,506
	Medipal Holdings Corp.	463,300	7,394,722
#	Medius Holdings Co. Ltd.	11,900	62,587
*	Medley, Inc.	27,000	846,556
	MedPeer, Inc.	28,700	135,851
	Megachips Corp.	58,200	1,879,191
	Megmilk Snow Brand Co. Ltd.	225,400	3,535,014
	Meidensha Corp.	177,200	3,176,368
#	Meiho Facility Works Ltd.	12,000	70,524
	Meiji Electric Industries Co. Ltd.	24,300	242,083
	MEIJI Holdings Co. Ltd.	247,040	5,974,566
#	Meiji Shipping Group Co. Ltd.	65,900	358,371
	Meiko Electronics Co. Ltd.	147,900	4,028,461
	Meisei Industrial Co. Ltd.	152,500	1,201,983
	MEITEC Group Holdings, Inc.	334,900	6,625,438
	Meito Sangyo Co. Ltd.	39,700	466,188
#	Meiwa Corp.	106,000	484,475
	Meiwa Estate Co. Ltd.	36,400	334,168
	Melco Holdings, Inc.	22,500	500,684
#	Members Co. Ltd.	31,100	209,879
	Menicon Co. Ltd.	259,100	3,762,662
#*	Mercari, Inc.	226,600	3,746,569
	Mercuria Holdings Co. Ltd.	38,800	186,895
#*	MetaReal Corp.	12,000	100,563
	METAWATER Co. Ltd.	60,400	880,236
	Micronics Japan Co. Ltd.	97,900	2,906,974
#	Midac Holdings Co. Ltd.	31,400	391,210
	Mie Kotsu Group Holdings, Inc.	271,000	1,153,823
	Mikuni Corp.	113,522	375,973
	Milbon Co. Ltd.	49,972	1,194,211
	MIMAKI ENGINEERING Co. Ltd.	87,300	544,025
	Mimasu Semiconductor Industry Co. Ltd.	112,200	2,418,182
	Minebea Mitsumi, Inc.	708,126	14,637,110
#	Ministop Co. Ltd.	58,400	602,457
	Mirai Industry Co. Ltd.	900	28,187
#	Miraial Co. Ltd.	35,800	359,218
	Mirait One Corp.	359,210	4,745,861
	Mirarth Holdings, Inc.	406,400	1,361,798
#	Miroku Jyoho Service Co. Ltd.	79,400	983,140
	MISUMI Group, Inc.	259,500	4,449,100
	Mitani Corp.	141,600	1,892,563
	Mitani Sekisan Co. Ltd.	10,800	371,074
	Mito Securities Co. Ltd.	317,800	1,000,809
	Mitsuba Corp.	160,200	1,179,662
	Mitsubishi Chemical Group Corp.	5,045,660	30,424,017
	Mitsubishi Corp.	1,973,700	34,016,605
	Mitsubishi Electric Corp.	1,152,800	17,107,897
	Mitsubishi Estate Co. Ltd.	668,120	9,257,413
	Mitsubishi Gas Chemical Co., Inc.	554,000	9,047,305
	Mitsubishi HC Capital, Inc.	3,582,670	25,402,721
	Mitsubishi Heavy Industries Ltd.	256,200	17,089,429
	Mitsubishi Kakoki Kaisha Ltd.	30,900	757,142
	Mitsubishi Logisnext Co. Ltd.	202,500	2,097,298
	Mitsubishi Logistics Corp.	189,099	5,841,104
	Mitsubishi Materials Corp.	420,120	7,691,343
	Mitsubishi Motors Corp.	2,084,700	6,569,027
#	Mitsubishi Paper Mills Ltd.	61,500	255,589
	Mitsubishi Pencil Co. Ltd.	67,500	917,870
	Mitsubishi Research Institute, Inc.	33,900	1,136,319

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Shokuhin Co. Ltd.	76,200	$2,590,503
	Mitsubishi Steel Manufacturing Co. Ltd.	65,600	728,781
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,124,020	10,509,587
	Mitsubishi UFJ Financial Group, Inc.	7,907,300	74,064,092
#	Mitsuboshi Belting Ltd.	94,600	3,155,643
	Mitsui & Co. Ltd., Sponsored ADR	10,548	8,507,173
	Mitsui & Co. Ltd.	745,145	30,221,014
	Mitsui Chemicals, Inc.	454,689	13,381,608
	Mitsui DM Sugar Holdings Co. Ltd.	81,500	1,872,696
	Mitsui E&S Co. Ltd.	185,619	954,168
	Mitsui Fudosan Co. Ltd.	507,900	12,750,203
#	Mitsui High-Tec, Inc.	77,100	3,558,669
#	Mitsui Matsushima Holdings Co. Ltd.	60,900	1,180,394
	Mitsui Mining & Smelting Co. Ltd.	237,400	7,339,288
#	Mitsui OSK Lines Ltd.	599,700	21,541,503
	Mitsui-Soko Holdings Co. Ltd.	125,900	4,205,151
	Mitsuuroko Group Holdings Co. Ltd.	141,400	1,475,323
	Miura Co. Ltd.	117,900	2,154,456
	MIXI, Inc.	145,500	2,495,754
	Miyaji Engineering Group, Inc.	54,000	1,306,181
	Miyazaki Bank Ltd.	79,500	1,503,417
	Miyoshi Oil & Fat Co. Ltd.	37,645	340,472
	Mizuho Financial Group, Inc.	1,730,496	31,428,506
	Mizuho Leasing Co. Ltd.	165,700	6,005,094
#	Mizuho Medy Co. Ltd.	13,100	309,992
	Mizuno Corp.	94,821	2,828,764
	Mochida Pharmaceutical Co. Ltd.	42,998	972,130
*	Modec, Inc.	30,000	468,495
	Molitec Steel Co. Ltd.	41,400	80,969
	Monex Group, Inc.	588,700	3,063,737
	Money Partners Group Co. Ltd.	26,900	56,899
	Monogatari Corp.	117,600	4,146,626
#	MonotaRO Co. Ltd.	364,300	3,431,056
#	MORESCO Corp.	27,300	269,820
	Mori-Gumi Co. Ltd.	51,800	119,359
	Morinaga & Co. Ltd.	312,800	5,970,053
	Morinaga Milk Industry Co. Ltd.	438,200	8,973,680
	Moriroku Holdings Co. Ltd.	13,500	255,823
	Morita Holdings Corp.	150,000	1,619,877
	Morito Co. Ltd.	75,500	744,956
	Morozoff Ltd.	19,398	529,959
#	Mortgage Service Japan Ltd.	30,200	106,898
	Mory Industries, Inc.	24,100	779,118
	MrMax Holdings Ltd.	113,400	486,494
	MS&AD Insurance Group Holdings, Inc.	318,474	13,151,299
	Mugen Estate Co. Ltd.	57,251	454,804
	m-up Holdings, Inc.	93,800	634,572
	Murata Manufacturing Co. Ltd.	1,530,060	30,895,158
	Musashi Seimitsu Industry Co. Ltd.	234,700	2,663,926
	Musashino Bank Ltd.	172,701	3,253,638
	Mutoh Holdings Co. Ltd.	11,700	170,571
	Nabtesco Corp.	224,300	4,311,250
#	NAC Co. Ltd.	107,400	398,372
#	Nachi-Fujikoshi Corp.	69,364	1,617,629
	Nadex Co. Ltd.	4,600	33,378
	Nafco Co. Ltd.	27,100	410,725
	Nagano Keiki Co. Ltd.	61,000	936,117
	Nagase & Co. Ltd.	470,200	7,688,086
	Nagase Brothers, Inc.	5,000	70,160

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nagatanien Holdings Co. Ltd.	43,700	$665,837
#	Nagawa Co. Ltd.	6,900	333,271
	Nagoya Railroad Co. Ltd.	312,499	4,818,082
#	Naigai Trans Line Ltd.	26,700	444,675
	Nakabayashi Co. Ltd.	116,500	432,277
#	Nakamoto Packs Co. Ltd.	18,300	217,889
	Nakamuraya Co. Ltd.	14,400	306,456
	Nakanishi, Inc.	199,200	3,260,077
	Nakano Corp.	8,100	27,552
	Nakayama Steel Works Ltd.	116,700	692,516
#	Namura Shipbuilding Co. Ltd.	229,048	2,167,569
	Nankai Electric Railway Co. Ltd.	238,900	4,658,542
	Nanto Bank Ltd.	174,701	3,160,016
	Narasaki Sangyo Co. Ltd.	13,400	290,945
	Nasu Denki Tekko Co. Ltd.	1,000	61,819
	Natori Co. Ltd.	29,400	426,729
	NEC Capital Solutions Ltd.	60,900	1,516,987
	NEC Corp.	296,780	19,393,001
	NEC Networks & System Integration Corp.	182,800	2,952,078
	NEOJAPAN, Inc.	8,800	61,665
	NET One Systems Co. Ltd.	319,700	5,198,034
	Neturen Co. Ltd.	136,600	978,211
#	New Art Holdings Co. Ltd.	18,600	262,334
#*	New Japan Chemical Co. Ltd.	87,600	117,073
	Nexon Co. Ltd.	90,300	1,441,100
#	Nextage Co. Ltd.	187,100	2,818,976
*	NexTone, Inc.	1,700	15,800
	NF Holdings Corp.	5,000	54,909
	NGK Insulators Ltd.	745,800	9,317,080
	NH Foods Ltd.	298,499	10,222,450
	NHK Spring Co. Ltd.	1,005,937	8,304,681
#	Nicca Chemical Co. Ltd.	17,100	104,973
#	Nice Corp.	31,661	348,411
	Nichia Steel Works Ltd.	139,301	313,863
	Nichias Corp.	327,900	7,664,485
#	Nichiban Co. Ltd.	41,400	487,065
	Nichicon Corp.	249,100	2,177,092
#	Nichiden Corp.	56,100	1,046,229
	Nichiha Corp.	123,700	2,485,052
	Nichimo Co. Ltd.	9,600	147,181
	Nichirei Corp.	389,199	9,400,200
	Nichireki Co. Ltd.	126,400	2,149,564
	Nichirin Co. Ltd.	54,030	1,305,514
	NIDEC Corp.	106,594	3,975,609
	Nifco, Inc.	278,900	7,237,665
	Nihon Chouzai Co. Ltd.	57,320	546,807
#	Nihon Dempa Kogyo Co. Ltd.	102,600	847,337
	Nihon Dengi Co. Ltd.	7,200	267,681
	Nihon Denkei Co. Ltd.	30,300	422,101
	Nihon Flush Co. Ltd.	78,400	499,700
#	Nihon House Holdings Co. Ltd.	175,077	362,245
	Nihon Kagaku Sangyo Co. Ltd.	54,300	504,123
	Nihon Kohden Corp.	115,100	3,507,891
	Nihon M&A Center Holdings, Inc.	1,196,199	7,190,208
	Nihon Nohyaku Co. Ltd.	198,000	924,078
	Nihon Parkerizing Co. Ltd.	296,200	2,352,695
	Nihon Plast Co. Ltd.	78,471	301,377
	Nihon Tokushu Toryo Co. Ltd.	58,000	520,300
	Nihon Trim Co. Ltd.	10,500	226,890

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Nihon Yamamura Glass Co. Ltd.	7,600	$74,305
	Niitaka Co. Ltd.	10,200	131,004
	Nikkiso Co. Ltd.	214,300	1,573,233
	Nikko Co. Ltd.	113,400	590,963
	Nikkon Holdings Co. Ltd.	259,300	5,570,447
	Nikon Corp.	703,200	7,176,531
#	Nintendo Co. Ltd.	710,500	39,696,266
	Nippi, Inc.	8,500	355,602
	Nippn Corp.	268,400	4,120,486
	Nippon Air Conditioning Services Co. Ltd.	73,400	431,458
	Nippon Aqua Co. Ltd.	49,400	334,641
#	Nippon Avionics Co. Ltd.	4,500	274,918
	Nippon Beet Sugar Manufacturing Co. Ltd.	88,100	1,306,384
	Nippon Carbide Industries Co., Inc.	39,800	410,074
	Nippon Carbon Co. Ltd.	35,500	1,078,700
	Nippon Chemical Industrial Co. Ltd.	38,300	509,875
*	Nippon Chemi-Con Corp.	97,400	884,678
*	Nippon Coke & Engineering Co. Ltd.	865,949	742,675
	Nippon Concept Corp.	32,900	390,111
	Nippon Concrete Industries Co. Ltd.	320,500	1,023,950
#	Nippon Denko Co. Ltd.	680,050	1,335,166
	Nippon Densetsu Kogyo Co. Ltd.	163,600	2,269,273
	Nippon Dry-Chemical Co. Ltd.	6,200	120,296
	Nippon Electric Glass Co. Ltd.	356,800	7,931,274
	Nippon Express Holdings, Inc.	220,276	13,111,131
	Nippon Felt Co. Ltd.	15,100	44,339
	Nippon Filcon Co. Ltd.	45,400	171,379
#	Nippon Fine Chemical Co. Ltd.	43,300	854,229
	Nippon Gas Co. Ltd.	563,800	8,733,628
	Nippon Hume Corp.	106,300	655,118
	Nippon Kayaku Co. Ltd.	381,300	3,403,981
#	Nippon Kodoshi Corp.	40,100	499,475
	Nippon Light Metal Holdings Co. Ltd.	282,328	3,478,807
	Nippon Paint Holdings Co. Ltd.	239,900	1,889,530
*	Nippon Paper Industries Co. Ltd.	463,602	4,297,218
#	Nippon Parking Development Co. Ltd.	959,600	1,194,695
	Nippon Pillar Packing Co. Ltd.	97,200	3,196,063
	Nippon Rietec Co. Ltd.	13,800	121,245
	Nippon Road Co. Ltd.	83,000	1,196,554
	Nippon Sanso Holdings Corp.	348,000	8,818,077
	Nippon Seiki Co. Ltd.	282,600	2,619,436
	Nippon Seisen Co. Ltd.	8,300	316,481
	Nippon Sharyo Ltd.	38,799	609,545
*	Nippon Sheet Glass Co. Ltd.	402,200	1,659,710
	Nippon Shinyaku Co. Ltd.	88,795	3,136,946
	Nippon Shokubai Co. Ltd.	98,800	3,716,865
	Nippon Signal Company Ltd.	210,200	1,341,136
	Nippon Soda Co. Ltd.	117,200	4,524,126
#	Nippon Steel Corp.	1,353,479	32,570,997
	Nippon Telegraph & Telephone Corp.	14,775,000	18,553,767
	Nippon Thompson Co. Ltd.	383,600	1,536,111
	Nippon Tungsten Co. Ltd.	9,800	85,900
#	Nippon Yakin Kogyo Co. Ltd.	65,009	2,093,654
	Nippon Yusen KK	768,490	26,482,825
	Nipro Corp.	730,601	5,883,628
	Nishikawa Rubber Co. Ltd.	800	10,802
	Nishimatsu Construction Co. Ltd.	157,600	4,332,266
#	Nishimatsuya Chain Co. Ltd.	144,900	2,092,743
	Nishimoto Co. Ltd.	18,900	796,434

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishi-Nippon Financial Holdings, Inc.	635,914	$7,321,994
	Nishi-Nippon Railroad Co. Ltd.	167,000	2,775,872
	Nishio Holdings Co. Ltd.	103,200	2,826,837
	Nissan Chemical Corp.	209,500	8,355,448
	Nissan Motor Co. Ltd.	2,614,600	10,264,462
	Nissan Shatai Co. Ltd.	267,300	1,763,711
	Nissan Tokyo Sales Holdings Co. Ltd.	123,500	405,522
	Nissei ASB Machine Co. Ltd.	27,200	789,129
#	Nissei Plastic Industrial Co. Ltd.	71,100	556,086
	Nissha Co. Ltd.	188,083	2,086,452
	Nisshin Group Holdings Co. Ltd.	147,300	523,349
	Nisshin Oillio Group Ltd.	141,300	4,316,381
	Nisshin Seifun Group, Inc.	280,445	3,911,979
	Nisshinbo Holdings, Inc.	611,941	5,050,585
	Nissin Corp.	62,397	1,151,136
	Nissin Foods Holdings Co. Ltd.	101,625	3,287,709
	Nisso Holdings Co. Ltd.	56,500	327,976
	Nissui Corp.	1,653,600	9,035,176
	Niterra Co. Ltd.	565,200	15,220,047
	Nitori Holdings Co. Ltd.	112,000	14,658,751
	Nitta Corp.	80,200	2,075,440
#	Nitta Gelatin, Inc.	53,700	281,648
	NITTAN Corp.	72,100	173,171
	Nittetsu Mining Co. Ltd.	73,602	2,623,255
	Nitto Boseki Co. Ltd.	56,500	1,929,336
	Nitto Denko Corp.	264,100	21,909,166
	Nitto Fuji Flour Milling Co. Ltd.	3,600	127,111
	Nitto Kogyo Corp.	118,100	3,213,823
	Nitto Kohki Co. Ltd.	51,600	683,975
	Nitto Seiko Co. Ltd.	136,300	505,477
	Nittoc Construction Co. Ltd.	99,449	788,552
	Nittoku Co. Ltd.	3,200	40,277
#	NJS Co. Ltd.	22,900	429,289
	Noda Corp.	44,452	363,178
	Noevir Holdings Co. Ltd.	50,200	1,784,646
	NOF Corp.	146,500	6,616,486
	Nohmi Bosai Ltd.	81,800	1,235,429
	Nojima Corp.	412,100	5,193,721
	NOK Corp.	348,900	4,621,346
	Nomura Holdings, Inc.	2,875,598	15,488,389
	Nomura Holdings, Inc., Sponsored ADR	253,317	1,454,040
#	Nomura Micro Science Co. Ltd.	9,700	905,566
	Nomura Real Estate Holdings, Inc.	239,000	6,540,403
	Nomura Research Institute Ltd.	236,485	7,232,544
	Noritake Co. Ltd.	49,200	2,617,307
	Noritsu Koki Co. Ltd.	111,800	2,525,507
	Noritz Corp.	129,900	1,368,359
	North Pacific Bank Ltd.	1,307,500	3,334,229
	Nozawa Corp.	30,300	197,239
	NPR-RIKEN Corp.	133,480	2,426,865
	NS Solutions Corp.	82,800	2,761,620
	NS Tool Co. Ltd.	47,200	325,861
	NS United Kaiun Kaisha Ltd.	65,200	2,293,064
	NSD Co. Ltd.	185,278	3,476,917
	NSK Ltd.	1,149,047	6,264,168
	NSW, Inc.	34,700	692,513
	NTN Corp.	2,014,300	3,683,670
	NTT Data Group Corp.	557,200	8,025,700
	Oat Agrio Co. Ltd.	27,500	360,855

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Obara Group, Inc.	41,400	$1,126,189
	Obayashi Corp.	1,397,200	12,933,235
	OBIC Business Consultants Co. Ltd.	15,400	744,748
	Obic Co. Ltd.	21,600	3,317,966
	Odakyu Electric Railway Co. Ltd.	252,500	3,858,324
#	Oenon Holdings, Inc.	183,600	455,743
	Ogaki Kyoritsu Bank Ltd.	261,546	3,501,571
#	Ohara, Inc.	37,400	302,098
#	Ohashi Technica, Inc.	48,100	578,000
	Ohba Co. Ltd.	19,400	133,222
	Ohsho Food Service Corp.	27,000	1,492,774
	OIE Sangyo Co. Ltd.	6,100	74,249
	Oiles Corp.	88,001	1,273,016
#*	Oisix ra daichi, Inc.	62,700	593,069
	Oita Bank Ltd.	67,800	1,243,060
#	Oji Holdings Corp.	2,263,100	8,848,339
	Okabe Co. Ltd.	153,400	835,433
#	Okada Aiyon Corp.	19,400	362,875
	Okamoto Industries, Inc.	37,600	1,274,039
	Okamoto Machine Tool Works Ltd.	21,199	877,414
	Okamura Corp.	261,600	3,920,640
	Okasan Securities Group, Inc.	768,300	3,760,237
	Oki Electric Industry Co. Ltd.	452,278	3,177,827
	Okinawa Cellular Telephone Co.	75,100	1,830,003
	Okinawa Electric Power Co., Inc.	131,658	1,043,402
	Okinawa Financial Group, Inc.	94,740	1,628,178
	OKUMA Corp.	114,800	5,165,323
	Okumura Corp.	130,400	4,560,006
	Okura Industrial Co. Ltd.	35,151	679,458
#	Okuwa Co. Ltd.	135,447	812,765
	Olympus Corp.	401,100	5,937,749
	Omron Corp.	89,400	4,019,894
	Ono Pharmaceutical Co. Ltd.	447,000	8,056,785
	Onoken Co. Ltd.	83,400	1,028,293
	Onward Holdings Co. Ltd.	393,696	1,445,283
#	Ootoya Holdings Co. Ltd.	7,000	257,628
	Open House Group Co. Ltd.	241,799	7,561,566
	Open Up Group, Inc.	16,200	250,931
#	Optex Group Co. Ltd.	106,960	1,328,342
*	Optim Corp.	64,400	413,310
	Optorun Co. Ltd.	93,200	1,076,931
	Oracle Corp.	52,600	4,145,360
	Organo Corp.	125,400	5,179,411
	Orient Corp.	259,044	1,954,736
	Oriental Land Co. Ltd.	438,900	16,300,777
	Oriental Shiraishi Corp.	571,300	1,430,549
	Origin Co. Ltd.	25,500	212,386
	ORIX Corp.	1,799,700	34,750,885
#	ORIX Corp., Sponsored ADR	8,050	769,097
	Oro Co. Ltd.	27,100	535,131
	Osaka Gas Co. Ltd.	346,400	7,294,093
	Osaka Organic Chemical Industry Ltd.	70,000	1,392,366
#	Osaka Soda Co. Ltd.	49,799	3,495,913
#	Osaka Steel Co. Ltd.	11,000	171,307
#	OSAKA Titanium Technologies Co. Ltd.	110,500	2,090,253
	Osaki Electric Co. Ltd.	257,200	1,197,507
	OSG Corp.	288,200	3,921,916
	Otsuka Corp.	130,300	5,482,733
	Otsuka Holdings Co. Ltd.	169,600	6,666,691

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	OUG Holdings, Inc.	3,900	$64,993
*	Outsourcing, Inc.	472,900	5,521,303
	Oyo Corp.	106,400	1,568,720
	Ozu Corp.	5,000	55,642
	Pacific Industrial Co. Ltd.	207,400	2,013,256
#*	Pacific Metals Co. Ltd.	79,458	765,661
#	Pack Corp.	57,100	1,314,395
	PAL GROUP Holdings Co. Ltd.	212,200	3,393,558
	PALTAC Corp.	71,858	2,187,747
	Pan Pacific International Holdings Corp.	395,800	8,555,804
	Panasonic Holdings Corp.	1,959,142	18,452,721
	Paraca, Inc.	24,900	329,104
	Paramount Bed Holdings Co. Ltd.	143,600	2,593,575
#	Paris Miki Holdings, Inc.	23,600	83,757
*	Park24 Co. Ltd.	484,700	6,333,468
	Parker Corp.	6,000	33,401
	Pasco Corp.	4,700	58,927
	Pasona Group, Inc.	107,000	1,951,261
	PCI Holdings, Inc.	16,800	115,703
	Pegasus Co. Ltd.	100,975	305,293
	Penta-Ocean Construction Co. Ltd.	1,485,700	7,960,335
	People Dreams & Technologies Group Co. Ltd.	17,800	229,904
*	PeptiDream, Inc.	372,300	3,262,649
	Persol Holdings Co. Ltd.	4,035,300	6,414,961
#	Pharma Foods International Co. Ltd.	72,300	492,168
	PHC Holdings Corp.	64,400	666,374
*	PIA Corp.	11,400	261,331
	Pickles Holdings Co. Ltd.	48,382	422,793
	Pigeon Corp.	392,500	4,289,513
	Pilot Corp.	85,700	2,393,242
	Piolax, Inc.	133,600	2,262,904
	Plus Alpha Consulting Co. Ltd.	37,900	660,539
	Pola Orbis Holdings, Inc.	125,000	1,293,125
#	Pole To Win Holdings, Inc.	124,900	423,670
*	Port, Inc.	11,000	178,351
*	PR Times Corp.	13,000	190,660
	Premium Group Co. Ltd.	150,000	1,807,951
	Premium Water Holdings, Inc.	7,000	160,860
	Press Kogyo Co. Ltd.	442,300	1,937,918
#	Pressance Corp.	96,800	1,094,893
	Prestige International, Inc.	304,700	1,251,147
	Prima Meat Packers Ltd.	128,399	2,100,817
	Procrea Holdings, Inc.	220,273	2,843,816
	Pronexus, Inc.	38,100	334,735
	Pro-Ship, Inc.	29,100	280,622
	Proto Corp.	89,500	798,011
	PS Mitsubishi Construction Co. Ltd.	45,817	294,198
#	Punch Industry Co. Ltd.	6,400	18,440
	QB Net Holdings Co. Ltd.	45,392	466,149
	Qol Holdings Co. Ltd.	119,500	1,434,879
	Quick Co. Ltd.	43,100	765,514
	Raccoon Holdings, Inc.	58,500	263,832
	Raito Kogyo Co. Ltd.	223,300	3,121,530
	Raiznext Corp.	130,600	1,389,756
#*	Raksul, Inc.	99,900	775,234
	Rakus Co. Ltd.	244,700	4,021,917
*	Rakuten Group, Inc.	610,500	2,681,779
	Rasa Corp.	34,900	399,753
	Rasa Industries Ltd.	40,199	627,880

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Raysum Co. Ltd.	23,479	$578,354
	Recruit Holdings Co. Ltd.	1,047,700	41,382,804
	Relo Group, Inc.	421,899	4,234,908
#	Renaissance, Inc.	9,900	62,195
*	Renesas Electronics Corp.	1,155,900	18,965,518
	Rengo Co. Ltd.	1,050,310	6,811,322
*	RENOVA, Inc.	126,797	1,089,382
	Resona Holdings, Inc.	2,295,448	12,671,469
	Resonac Holdings Corp.	805,500	16,062,866
	Resorttrust, Inc.	283,200	4,923,029
	Restar Holdings Corp.	100,400	2,080,733
#	Retail Partners Co. Ltd.	30,500	361,025
	Rheon Automatic Machinery Co. Ltd.	64,200	670,204
#	Rhythm Co. Ltd.	45,000	1,081,418
	Riberesute Corp.	14,600	78,299
	Ricoh Co. Ltd.	1,218,319	9,575,980
	Ricoh Leasing Co. Ltd.	77,500	2,660,332
	Ride On Express Holdings Co. Ltd.	37,400	263,467
#*	Right On Co. Ltd.	64,100	178,355
	Riken Keiki Co. Ltd.	46,500	2,297,409
	Riken Technos Corp.	208,600	1,224,334
	Riken Vitamin Co. Ltd.	65,400	1,024,156
#	Ringer Hut Co. Ltd.	2,400	39,676
	Rinnai Corp.	204,200	4,626,319
	Rion Co. Ltd.	33,300	563,406
	Riso Kagaku Corp.	26,058	526,610
#	Riso Kyoiku Co. Ltd.	519,650	857,534
	Rix Corp.	6,200	155,309
	Rock Field Co. Ltd.	51,400	565,723
	Rohm Co. Ltd.	427,700	7,381,775
	Rohto Pharmaceutical Co. Ltd.	279,000	5,708,794
	Rokko Butter Co. Ltd.	42,769	391,826
	Roland Corp.	51,300	1,704,383
	Roland DG Corp.	71,200	1,868,681
	Rorze Corp.	52,200	5,797,724
	Round One Corp.	732,241	3,243,119
	Royal Holdings Co. Ltd.	54,800	964,441
	RS Technologies Co. Ltd.	42,400	823,099
	Ryobi Ltd.	120,767	2,226,459
	RYODEN Corp.	75,000	1,360,206
	Ryohin Keikaku Co. Ltd.	693,650	10,785,665
#	Ryosan Co. Ltd.	71,900	2,369,078
	S Foods, Inc.	65,000	1,461,646
	S LINE GROUP Co. Ltd.	10,600	62,053
	S&B Foods, Inc.	5,300	152,550
	Sac's Bar Holdings, Inc.	60,500	346,109
#	Sagami Rubber Industries Co. Ltd.	28,000	179,605
	Saibu Gas Holdings Co. Ltd.	80,100	1,050,268
	Saizeriya Co. Ltd.	34,700	1,191,226
	Sakai Chemical Industry Co. Ltd.	93,500	1,210,448
	Sakai Heavy Industries Ltd.	19,600	926,579
	Sakai Moving Service Co. Ltd.	92,400	1,756,291
#	Sakata INX Corp.	195,100	1,882,376
#	Sakura Internet, Inc.	79,400	1,932,710
	Sala Corp.	233,360	1,267,040
#	Samco, Inc.	11,200	334,861
	SAMTY Co. Ltd.	122,700	2,090,638
	San Holdings, Inc.	83,000	636,508
	San ju San Financial Group, Inc.	100,017	1,311,489

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	San-A Co. Ltd.	72,800	$2,248,482
	San-Ai Obbli Co. Ltd.	285,400	3,218,035
	Sangetsu Corp.	174,800	3,850,206
	San-In Godo Bank Ltd.	692,197	4,881,418
	Sanken Electric Co. Ltd.	93,800	4,309,470
	Sanki Engineering Co. Ltd.	161,700	2,074,459
	Sanko Gosei Ltd.	92,152	410,446
	Sanko Metal Industrial Co. Ltd.	11,300	384,651
	Sankyo Co. Ltd.	186,750	11,422,855
	Sankyo Frontier Co. Ltd.	14,100	403,891
	Sankyo Seiko Co. Ltd.	113,400	568,128
	Sankyo Tateyama, Inc.	112,097	689,048
	Sankyu, Inc.	252,000	9,420,330
#	Sanoh Industrial Co. Ltd.	134,200	762,762
	Sanrio Co. Ltd.	104,600	4,367,802
	Sansei Landic Co. Ltd.	30,100	213,649
	Sansei Technologies, Inc.	44,700	393,058
#	Sansha Electric Manufacturing Co. Ltd.	48,400	560,342
	Sanshin Electronics Co. Ltd.	37,000	607,138
	Santec Holdings Corp.	18,100	439,813
	Santen Pharmaceutical Co. Ltd.	471,300	4,761,224
	Sanwa Holdings Corp.	823,800	12,591,105
	Sanyo Chemical Industries Ltd.	59,500	1,739,019
	Sanyo Denki Co. Ltd.	49,000	2,037,404
	Sanyo Electric Railway Co. Ltd.	48,500	718,026
	Sanyo Engineering & Construction, Inc.	32,400	197,568
	Sanyo Industries Ltd.	1,500	29,397
#	Sanyo Shokai Ltd.	45,999	840,874
	Sanyo Special Steel Co. Ltd.	98,800	1,697,054
	Sanyo Trading Co. Ltd.	111,300	991,724
	Sapporo Holdings Ltd.	85,700	3,962,667
	Sata Construction Co. Ltd.	46,000	205,637
	Sato Holdings Corp.	122,101	1,795,275
	Sato Shoji Corp.	47,400	509,601
	Satori Electric Co. Ltd.	53,900	886,738
	Sawai Group Holdings Co. Ltd.	162,400	6,146,841
	Saxa Holdings, Inc.	19,400	369,926
	SB Technology Corp.	55,400	932,915
*	SBI ARUHI Corp.	57,770	335,940
	SBI Global Asset Management Co. Ltd.	59,000	280,075
	SBI Holdings, Inc.	467,780	11,491,322
	SBS Holdings, Inc.	109,500	1,853,500
	SCREEN Holdings Co. Ltd.	153,300	15,032,483
	Scroll Corp.	141,300	976,099
	SCSK Corp.	219,677	4,313,273
	SE Corp.	31,800	74,853
	SEC Carbon Ltd.	14,000	244,526
	Secom Co. Ltd.	87,300	6,336,263
	Seed Co. Ltd.	32,600	174,243
	Sega Sammy Holdings, Inc.	461,812	6,796,765
	Seibu Holdings, Inc.	497,400	7,029,466
	Seika Corp.	36,134	764,668
	Seikagaku Corp.	182,300	954,733
#	Seikitokyu Kogyo Co. Ltd.	95,399	1,224,142
#	Seiko Electric Co. Ltd.	16,300	121,264
	Seiko Epson Corp.	670,100	9,781,723
	Seiko Group Corp.	137,600	2,454,797
	Seino Holdings Co. Ltd.	468,100	6,836,055
#	Seiren Co. Ltd.	182,200	3,057,975

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sekisui Chemical Co. Ltd.	837,600	$11,958,866
#	Sekisui House Ltd.	526,700	11,889,828
	Sekisui Jushi Corp.	94,200	1,622,488
	Sekisui Kasei Co. Ltd.	107,121	366,029
#	SEMITEC Corp.	30,000	370,987
	Senko Group Holdings Co. Ltd.	620,500	4,851,320
	Senshu Electric Co. Ltd.	49,400	1,255,955
	Senshu Ikeda Holdings, Inc.	1,136,660	2,633,387
#*	Senshukai Co. Ltd.	110,900	232,289
	SERAKU Co. Ltd.	15,200	121,789
	Seria Co. Ltd.	159,200	2,917,371
	Seven & i Holdings Co. Ltd.	1,343,052	53,043,593
	Seven Bank Ltd.	2,229,600	4,667,273
	SG Holdings Co. Ltd.	444,400	5,755,025
*	Sharingtechnology, Inc.	52,200	189,165
#*	Sharp Corp.	275,098	1,849,843
	Shibaura Electronics Co. Ltd.	35,100	1,303,455
	Shibaura Machine Co. Ltd.	97,000	2,351,759
#	Shibaura Mechatronics Corp.	47,700	2,259,512
	Shibusawa Warehouse Co. Ltd.	37,500	794,897
	Shibuya Corp.	78,200	1,329,029
*	SHIFT, Inc.	30,100	5,426,227
	Shiga Bank Ltd.	197,436	4,909,075
	Shikibo Ltd.	68,800	566,478
	Shikino High-Tech Co. Ltd.	4,400	76,435
	Shikoku Bank Ltd.	176,900	1,226,851
	Shikoku Electric Power Co., Inc.	322,100	2,277,502
	Shikoku Kasei Holdings Corp.	129,700	1,603,760
	Shima Seiki Manufacturing Ltd.	116,200	1,181,705
	Shimadzu Corp.	271,800	7,515,805
	Shimamura Co. Ltd.	71,446	7,838,232
	Shimano, Inc.	70,107	10,065,634
	Shimizu Bank Ltd.	77,300	841,907
	Shimizu Corp.	883,900	5,916,936
	Shimojima Co. Ltd.	13,800	123,549
	Shin Maint Holdings Co. Ltd.	6,100	61,343
	Shin Nippon Air Technologies Co. Ltd.	44,800	773,875
#	Shin Nippon Biomedical Laboratories Ltd.	103,700	1,201,935
	Shinagawa Refractories Co. Ltd.	141,400	1,920,911
#	Shindengen Electric Manufacturing Co. Ltd.	34,106	727,750
	Shin-Etsu Chemical Co. Ltd.	1,676,000	65,971,015
	Shin-Etsu Polymer Co. Ltd.	197,700	2,174,733
	Shinko Electric Industries Co. Ltd.	137,900	5,098,457
	Shinko Shoji Co. Ltd.	118,000	995,457
	Shinmaywa Industries Ltd.	300,900	2,497,779
	Shinnihon Corp.	150,500	1,238,399
	Shinnihonseiyaku Co. Ltd.	31,500	371,590
	Shinsho Corp.	26,500	1,089,217
	Shinwa Co. Ltd.	33,700	562,806
	Shinwa Co. Ltd.	27,300	142,809
	Shionogi & Co. Ltd.	134,800	6,469,916
	Ship Healthcare Holdings, Inc.	414,200	6,286,254
	Shiseido Co. Ltd.	342,142	9,537,785
#	Shizuki Electric Co., Inc.	51,900	157,198
	Shizuoka Financial Group, Inc.	869,830	7,950,249
	Shizuoka Gas Co. Ltd.	225,900	1,543,294
	SHO-BOND Holdings Co. Ltd.	53,400	2,378,464
	Shoei Co. Ltd.	200,400	2,678,217
	Shoei Foods Corp.	28,100	853,300

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shofu, Inc.	45,300	$874,651
	Showa Sangyo Co. Ltd.	87,700	2,009,886
	Showa Shinku Co. Ltd.	17,400	173,033
	Sigma Koki Co. Ltd.	13,100	132,554
	SIGMAXYZ Holdings, Inc.	142,200	1,333,207
	Siix Corp.	138,880	1,468,566
*	Simplex Holdings, Inc.	52,300	953,245
	Sinanen Holdings Co. Ltd.	26,400	742,639
	Sinfonia Technology Co. Ltd.	111,500	1,780,291
	Sinko Industries Ltd.	79,500	1,641,542
	Sintokogio Ltd.	173,900	1,282,464
	SK Kaken Co. Ltd.	700	34,562
#	SK-Electronics Co. Ltd.	39,685	1,096,106
	SKY Perfect JSAT Holdings, Inc.	802,800	4,224,612
	Skylark Holdings Co. Ltd.	707,200	11,537,370
#*	Smaregi, Inc.	22,100	349,760
	SMC Corp.	14,100	7,848,687
	SMK Corp.	22,999	390,129
	SMS Co. Ltd.	275,300	4,971,950
#	Snow Peak, Inc.	45,900	277,052
	Socionext, Inc.	111,800	2,562,241
	Soda Nikka Co. Ltd.	70,300	587,722
	Sodick Co. Ltd.	226,934	1,092,161
#	Soft99 Corp.	11,800	112,606
	SoftBank Corp.	1,912,800	25,413,161
	SoftBank Group Corp.	612,063	26,423,112
	Softcreate Holdings Corp.	63,000	741,319
#	Software Service, Inc.	9,300	790,047
	Sohgo Security Services Co. Ltd.	1,142,500	6,236,894
	Sojitz Corp.	512,119	12,086,730
	Soken Chemical & Engineering Co. Ltd.	30,200	579,856
	Solasto Corp.	249,100	973,274
	Soliton Systems KK	43,000	413,706
	Solxyz Co. Ltd.	19,900	55,234
	Sompo Holdings, Inc.	170,300	8,830,300
	Sony Group Corp.	1,128,800	110,699,506
#	Sony Group Corp., Sponsored ADR	340,689	33,302,350
	Sotetsu Holdings, Inc.	186,900	3,425,526
	Sotoh Co. Ltd.	11,700	54,670
	Space Co. Ltd.	63,460	408,752
	Sparx Group Co. Ltd.	106,539	1,312,024
	SPK Corp.	30,800	426,297
#	S-Pool, Inc.	269,800	565,978
#	Sprix, Inc.	3,700	20,519
	Square Enix Holdings Co. Ltd.	74,200	2,899,456
	SRA Holdings	51,500	1,323,758
#*	SRE Holdings Corp.	23,300	525,832
	ST Corp.	32,000	335,051
	St. Marc Holdings Co. Ltd.	16,200	251,279
	Stanley Electric Co. Ltd.	424,500	8,108,163
	Star Mica Holdings Co. Ltd.	110,600	450,462
	Star Micronics Co. Ltd.	130,300	1,555,023
	Startia Holdings, Inc.	1,700	17,181
	Starts Corp., Inc.	203,500	4,174,558
	Starzen Co. Ltd.	71,198	1,316,466
	St-Care Holding Corp.	67,600	453,984
	Stella Chemifa Corp.	49,000	1,070,223
	StemCell Institute	4,700	74,957
	Step Co. Ltd.	29,100	403,224

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	STI Foods Holdings, Inc.	9,200	$258,954
	Strike Co. Ltd.	33,000	1,064,715
#	Studio Alice Co. Ltd.	45,200	644,084
	Subaru Corp.	1,460,800	29,141,948
#	Subaru Enterprise Co. Ltd.	32,000	667,979
	Sugi Holdings Co. Ltd.	118,500	5,661,888
	Sugimoto & Co. Ltd.	42,100	647,857
	SUMCO Corp.	1,077,660	16,337,776
#	Sumida Corp.	140,400	1,087,462
	Suminoe Textile Co. Ltd.	9,600	158,982
#	Sumiseki Holdings, Inc.	211,500	2,463,910
	Sumitomo Bakelite Co. Ltd.	119,200	5,923,945
	Sumitomo Chemical Co. Ltd.	3,012,152	7,092,354
	Sumitomo Corp.	919,000	21,135,012
	Sumitomo Densetsu Co. Ltd.	73,400	1,517,177
	Sumitomo Electric Industries Ltd.	1,507,300	20,034,430
	Sumitomo Forestry Co. Ltd.	553,400	16,267,320
	Sumitomo Heavy Industries Ltd.	450,696	11,693,077
	Sumitomo Metal Mining Co. Ltd.	498,900	13,788,934
	Sumitomo Mitsui Construction Co. Ltd.	492,480	1,381,301
	Sumitomo Mitsui Financial Group, Inc.	940,270	48,906,589
	Sumitomo Mitsui Trust Holdings, Inc.	564,146	11,561,189
	Sumitomo Osaka Cement Co. Ltd.	156,999	3,955,161
	Sumitomo Pharma Co. Ltd.	722,800	2,121,759
	Sumitomo Realty & Development Co. Ltd.	267,400	8,409,498
	Sumitomo Riko Co. Ltd.	260,700	2,240,448
	Sumitomo Rubber Industries Ltd.	747,563	8,660,126
	Sumitomo Seika Chemicals Co. Ltd.	44,400	1,573,480
	Sumitomo Warehouse Co. Ltd.	291,900	5,249,595
	Sun Frontier Fudousan Co. Ltd.	169,200	2,023,506
#	Suncall Corp.	96,200	314,230
	Sundrug Co. Ltd.	257,800	7,775,314
	Suntory Beverage & Food Ltd.	248,900	8,120,304
	Sun-Wa Technos Corp.	56,200	889,346
	Suruga Bank Ltd.	627,300	3,655,729
	Suzuden Corp.	17,000	278,449
	Suzuken Co. Ltd.	177,120	5,497,978
	Suzuki Co. Ltd.	53,000	437,579
	Suzuki Motor Corp.	447,600	20,105,591
	SWCC Corp.	215,500	4,436,806
	Synchro Food Co. Ltd.	24,900	108,847
	Sysmex Corp.	228,100	12,356,699
	System Research Co. Ltd.	5,000	101,147
	System Support, Inc.	18,700	249,143
	Systems Engineering Consultants Co. Ltd.	7,600	281,092
	Systena Corp.	1,209,200	2,444,139
	Syuppin Co. Ltd.	78,300	551,923
	T Hasegawa Co. Ltd.	127,292	2,856,502
	T RAD Co. Ltd.	21,700	530,139
	T&D Holdings, Inc.	725,110	12,006,911
	T&K Toka Co. Ltd.	77,700	740,119
#	T&S, Inc.	3,500	53,737
	Tachibana Eletech Co. Ltd.	79,580	1,677,896
	Tachikawa Corp.	47,139	456,688
	Tachi-S Co. Ltd.	142,300	1,913,144
	Tadano Ltd.	486,821	3,962,959
	Taihei Dengyo Kaisha Ltd.	67,700	2,044,780
	Taiheiyo Cement Corp.	415,491	8,551,765
	Taiheiyo Kouhatsu, Inc.	33,499	188,064

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiho Kogyo Co. Ltd.	89,200	$511,684
	Taikisha Ltd.	92,400	2,755,075
	Taiko Bank Ltd.	25,600	261,077
	Taisei Corp.	257,180	9,376,412
	Taisei Lamick Co. Ltd.	22,900	462,436
	Taisho Pharmaceutical Holdings Co. Ltd.	117,200	6,820,276
	Taiyo Holdings Co. Ltd.	119,800	2,639,649
#	Taiyo Yuden Co. Ltd.	276,000	6,666,984
	Takamatsu Construction Group Co. Ltd.	66,700	1,339,452
	Takamiya Co. Ltd.	118,343	389,283
#	Takano Co. Ltd.	32,600	217,556
	Takaoka Toko Co. Ltd.	59,574	967,647
	Takara & Co. Ltd.	25,600	489,851
	Takara Bio, Inc.	204,500	1,738,415
#	Takara Holdings, Inc.	554,100	4,687,924
	Takara Standard Co. Ltd.	162,648	1,943,311
	Takasago International Corp.	63,300	1,511,725
	Takasago Thermal Engineering Co. Ltd.	177,500	4,101,353
	Takashima & Co. Ltd.	71,600	650,909
	Takashimaya Co. Ltd.	643,500	8,964,755
#	Takasho Co. Ltd.	16,100	55,088
#	Take & Give Needs Co. Ltd.	39,600	319,090
	TAKEBISHI Corp.	34,600	491,804
	Takeda Pharmaceutical Co. Ltd.	1,468,163	43,150,014
	Takemoto Yohki Co. Ltd.	47,500	254,606
	Takeuchi Manufacturing Co. Ltd.	171,600	5,866,616
#	Taki Chemical Co. Ltd.	2,200	47,099
	Takuma Co. Ltd.	222,900	2,622,706
#	Tama Home Co. Ltd.	102,200	2,821,092
	Tamron Co. Ltd.	76,600	2,902,532
	Tamura Corp.	302,900	1,086,831
	Tanabe Engineering Corp.	22,500	220,327
#*	Tanaka Chemical Corp.	13,900	79,028
	Tanseisha Co. Ltd.	108,949	622,529
#	Taoka Chemical Co. Ltd.	6,500	33,779
#	Tasuki Corp.	6,300	60,648
#*	Tatsuta Electric Wire & Cable Co. Ltd.	218,400	1,037,636
#	Tay Two Co. Ltd.	62,100	54,151
	Tayca Corp.	73,000	688,596
#	Tazmo Co. Ltd.	20,600	459,162
	Tbk Co. Ltd.	118,101	322,351
	TBS Holdings, Inc.	124,100	2,877,808
#	TDC Soft, Inc.	48,700	753,191
#	TDK Corp., Sponsored ADR	126,906	6,705,713
	TDK Corp.	652,300	32,455,063
	Tear Corp.	41,400	134,414
	TechMatrix Corp.	128,000	1,367,325
#*	Techno Horizon Co. Ltd.	11,700	40,321
	Techno Medica Co. Ltd.	5,200	69,467
	Techno Ryowa Ltd.	23,570	251,330
	Techno Smart Corp.	32,100	394,985
	TechnoPro Holdings, Inc.	371,200	8,557,947
	Tecnos Japan, Inc.	13,500	58,621
	Teijin Ltd.	850,968	7,828,380
	Teikoku Electric Manufacturing Co. Ltd.	52,800	1,051,804
	Teikoku Sen-I Co. Ltd.	79,900	1,205,595
	Teikoku Tsushin Kogyo Co. Ltd.	38,400	515,404
	Tekken Corp.	83,899	1,235,459
	Tenma Corp.	77,100	1,187,075

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tenpo Innovation Co. Ltd.	6,200	$42,291
	Tenpos Holdings Co. Ltd.	2,000	44,208
	Terumo Corp.	187,300	6,340,470
#	TESEC Corp.	6,100	97,888
	Tess Holdings Co. Ltd.	13,999	43,488
	T-Gaia Corp.	74,400	1,006,823
	THK Co. Ltd.	364,000	6,998,492
	Tigers Polymer Corp.	6,600	42,610
	TIS, Inc.	466,600	10,378,041
	TKC Corp.	88,800	2,300,171
#*	TKP Corp.	30,600	347,085
	Toa Corp.	103,400	805,171
	Toa Corp.	69,600	1,839,767
	TOA ROAD Corp.	31,700	1,521,704
	Toagosei Co. Ltd.	535,650	5,127,094
	Tobishima Corp.	88,340	911,621
	Tobu Railway Co. Ltd.	155,600	4,120,795
	TOC Co. Ltd.	150,400	720,667
	Tocalo Co. Ltd.	317,700	3,379,417
	Tochigi Bank Ltd.	638,601	1,367,025
	Toda Corp.	878,600	5,539,591
*	Toda Kogyo Corp.	11,900	123,721
#	Toei Animation Co. Ltd.	18,800	2,515,371
	Toei Co. Ltd.	13,200	1,852,530
	Toell Co. Ltd.	25,400	140,476
	Toenec Corp.	36,500	1,197,394
	Togami Electric Manufacturing Co. Ltd.	11,600	196,521
	Toho Bank Ltd.	961,200	2,038,449
	Toho Chemical Industry Co. Ltd.	23,000	80,528
	Toho Co. Ltd.	45,200	1,472,378
#	Toho Co. Ltd.	42,100	812,420
	Toho Gas Co. Ltd.	156,955	3,153,209
	Toho Holdings Co. Ltd.	229,200	4,964,125
#	Toho Titanium Co. Ltd.	188,100	2,502,010
#	Toho Zinc Co. Ltd.	65,100	504,955
	Tohoku Bank Ltd.	52,300	424,722
	Tohoku Electric Power Co., Inc.	801,500	5,350,653
	Tohoku Steel Co. Ltd.	7,300	86,638
#	Tohokushinsha Film Corp.	12,200	119,647
	Tokai Carbon Co. Ltd.	737,000	5,183,223
	Tokai Corp.	94,102	1,343,936
	TOKAI Holdings Corp.	498,800	3,363,473
	Tokai Lease Co. Ltd.	1,400	12,655
	Tokai Rika Co. Ltd.	304,800	4,822,253
	Tokai Tokyo Financial Holdings, Inc.	924,517	3,566,355
	Token Corp.	30,070	1,928,311
	Tokio Marine Holdings, Inc.	1,312,836	34,616,100
	Tokio Marine Holdings, Inc., ADR	167,916	4,429,624
	Tokushu Tokai Paper Co. Ltd.	42,138	1,124,616
	Tokuyama Corp.	308,112	4,938,745
	Tokyo Century Corp.	671,720	7,463,737
*	Tokyo Electric Power Co. Holdings, Inc.	1,761,012	9,375,897
	Tokyo Electron Device Ltd.	109,200	4,326,618
	Tokyo Electron Ltd.	393,800	73,078,418
	Tokyo Energy & Systems, Inc.	96,600	676,402
	Tokyo Gas Co. Ltd.	343,500	7,890,835
	Tokyo Individualized Educational Institute, Inc.	59,900	182,758
	Tokyo Keiki, Inc.	80,599	980,003
	Tokyo Kiraboshi Financial Group, Inc.	142,074	4,155,856

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Ohka Kogyo Co. Ltd.	177,600	$4,056,472
	Tokyo Printing Ink Manufacturing Co. Ltd.	3,200	65,057
	Tokyo Rope Manufacturing Co. Ltd.	27,199	255,638
	Tokyo Sangyo Co. Ltd.	86,400	437,772
	Tokyo Seimitsu Co. Ltd.	154,800	10,026,966
	Tokyo Steel Manufacturing Co. Ltd.	289,000	3,490,571
	Tokyo Tatemono Co. Ltd.	708,600	10,920,889
	Tokyo Tekko Co. Ltd.	41,000	1,435,785
#	Tokyo Theatres Co., Inc.	38,800	299,039
#	Tokyotokeiba Co. Ltd.	65,600	2,054,524
	Tokyu Construction Co. Ltd.	411,880	2,292,698
	Tokyu Corp.	493,106	5,786,244
	Tokyu Fudosan Holdings Corp.	2,086,694	13,954,913
	Toli Corp.	183,400	425,352
	Tomato Bank Ltd.	23,400	195,653
	Tomen Devices Corp.	12,600	459,617
#	Tomoe Corp.	132,700	512,786
	Tomoe Engineering Co. Ltd.	34,500	862,825
	Tomoku Co. Ltd.	52,600	858,397
	TOMONY Holdings, Inc.	822,660	2,265,281
	Tomy Co. Ltd.	457,700	7,509,308
	Tonami Holdings Co. Ltd.	26,500	850,839
	Topcon Corp.	417,300	4,794,208
	TOPPAN Holdings, Inc.	432,720	11,927,684
	Topre Corp.	179,036	2,605,919
	Topy Industries Ltd.	72,400	1,420,176
	Toray Industries, Inc.	2,910,700	14,543,103
#	Torex Semiconductor Ltd.	24,000	282,291
	Toridoll Holdings Corp.	179,100	5,483,177
	Torigoe Co. Ltd.	63,900	309,719
	Torii Pharmaceutical Co. Ltd.	76,300	1,944,370
	Torikizoku Holdings Co. Ltd.	13,700	350,408
	Torishima Pump Manufacturing Co. Ltd.	90,400	1,547,607
#	Tosei Corp.	174,200	2,515,526
	Toshiba TEC Corp.	139,300	2,889,861
	Tosho Co. Ltd.	12,000	73,222
	Tosoh Corp.	875,513	11,289,426
	Totech Corp.	29,200	1,098,999
	Totetsu Kogyo Co. Ltd.	95,500	1,960,905
	TOTO Ltd.	176,999	4,790,525
#	Tottori Bank Ltd.	37,800	362,248
	Toukei Computer Co. Ltd.	14,200	342,758
	Towa Bank Ltd.	201,000	868,696
	Towa Corp.	30,700	1,583,815
	Towa Pharmaceutical Co. Ltd.	138,700	2,427,165
	Toyo Construction Co. Ltd.	522,600	4,604,592
	Toyo Corp.	86,700	848,465
	Toyo Denki Seizo KK	33,200	242,350
*	Toyo Engineering Corp.	143,815	787,516
#	Toyo Gosei Co. Ltd.	27,500	1,609,079
	Toyo Kanetsu KK	36,600	1,080,069
	Toyo Machinery & Metal Co. Ltd.	68,300	326,120
#	Toyo Securities Co. Ltd.	290,600	677,717
	Toyo Seikan Group Holdings Ltd.	434,000	6,893,867
	Toyo Suisan Kaisha Ltd.	59,400	3,093,045
	Toyo Tanso Co. Ltd.	59,800	2,017,985
	Toyo Tire Corp.	625,000	10,348,942
	Toyo Wharf & Warehouse Co. Ltd.	27,600	262,598
	Toyobo Co. Ltd.	517,278	3,882,398

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyoda Gosei Co. Ltd.	274,000	$5,290,513
	Toyota Boshoku Corp.	381,200	6,281,156
	Toyota Industries Corp.	97,700	8,263,378
#	Toyota Motor Corp., Sponsored ADR	124,418	24,846,275
	Toyota Motor Corp.	9,996,070	199,599,676
	Toyota Tsusho Corp.	440,946	28,895,820
#	TPR Co. Ltd.	111,651	1,491,726
	Traders Holdings Co. Ltd.	61,819	244,930
	Trancom Co. Ltd.	38,400	1,819,798
#	Trans Genic, Inc.	15,000	27,047
	Transaction Co. Ltd.	51,400	859,400
	Transcosmos, Inc.	67,500	1,409,481
	TRE Holdings Corp.	158,412	1,343,868
#	Treasure Factory Co. Ltd.	49,000	438,491
*	Trend Micro, Inc., Sponsored ADR	3,140	180,864
*	Trend Micro, Inc.	192,500	11,012,802
	Tri Chemical Laboratories, Inc.	59,100	1,457,443
	Trinity Industrial Corp.	7,900	54,937
	Trusco Nakayama Corp.	156,022	2,665,539
	TS Tech Co. Ltd.	425,300	5,387,252
	TSI Holdings Co. Ltd.	278,490	1,294,234
	Tsubaki Nakashima Co. Ltd.	203,900	1,044,598
	Tsubakimoto Chain Co.	134,700	3,895,585
	Tsubakimoto Kogyo Co. Ltd.	17,400	789,231
#	Tsuburaya Fields Holdings, Inc.	157,800	1,944,182
	Tsugami Corp.	191,300	1,544,871
	Tsukada Global Holdings, Inc.	65,900	179,919
	Tsukishima Holdings Co. Ltd.	121,400	1,116,974
	Tsukuba Bank Ltd.	467,000	817,679
	Tsumura & Co.	140,300	2,538,335
#	Tsuruha Holdings, Inc.	143,100	11,324,165
	Tsurumi Manufacturing Co. Ltd.	65,100	1,605,166
	Tsutsumi Jewelry Co. Ltd.	26,100	376,860
	Tsuzuki Denki Co. Ltd.	21,500	348,064
	TV Asahi Holdings Corp.	110,800	1,320,674
	Tv Tokyo Holdings Corp.	31,600	663,153
	TYK Corp.	55,000	187,599
	UACJ Corp.	185,214	5,115,858
	UBE Corp.	456,965	7,597,277
	Ubicom Holdings, Inc.	4,100	41,590
	Uchida Yoko Co. Ltd.	40,200	2,076,497
	Ukai Co. Ltd.	1,000	25,378
	ULS Group, Inc.	9,400	261,028
#	Ultrafabrics Holdings Co. Ltd.	16,000	144,094
	Ulvac, Inc.	120,900	5,917,261
	Umenohana Co. Ltd.	2,100	14,267
	Unicharm Corp.	203,800	7,012,426
	Union Tool Co.	22,900	527,400
	Unipres Corp.	173,041	1,206,901
	United Arrows Ltd.	56,600	742,257
#	United Super Markets Holdings, Inc.	269,200	1,851,084
	UNITED, Inc.	71,400	449,776
*	Unitika Ltd.	278,556	319,679
*	UNIVA Oak Holdings Ltd.	118,600	67,613
	Universal Entertainment Corp.	109,300	1,580,794
	Urbanet Corp. Co. Ltd.	107,200	297,138
	Usen-Next Holdings Co. Ltd.	62,100	1,802,449
	User Local, Inc.	7,700	106,131
	Ushio, Inc.	422,000	5,911,903

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	USS Co. Ltd.	402,300	$7,608,058
*	UT Group Co. Ltd.	116,400	1,864,957
	V Technology Co. Ltd.	41,300	759,313
	Valor Holdings Co. Ltd.	184,513	3,152,355
	Valqua Ltd.	78,700	2,393,112
*	VALTES HOLDINGS Co. Ltd.	11,200	61,918
	Value HR Co. Ltd.	66,800	647,579
	ValueCommerce Co. Ltd.	79,400	677,182
#*	V-Cube, Inc.	82,500	171,551
	Vector, Inc.	115,700	929,120
	Vertex Corp.	106,680	1,283,950
*	Village Vanguard Co. Ltd.	21,700	154,018
*	Vision, Inc.	134,000	1,063,684
*	Visional, Inc.	75,100	4,700,264
	Vital KSK Holdings, Inc.	209,685	1,634,134
	VT Holdings Co. Ltd.	466,900	1,682,916
	Wacoal Holdings Corp.	215,300	5,022,778
	Wacom Co. Ltd.	340,400	1,568,674
	Wakachiku Construction Co. Ltd.	39,400	819,152
	Wakita & Co. Ltd.	204,800	2,219,227
	Warabeya Nichiyo Holdings Co. Ltd.	80,000	1,554,331
#	Waseda Academy Co. Ltd.	17,100	200,685
	Watahan & Co. Ltd.	79,400	798,053
	WATAMI Co. Ltd.	19,300	133,976
#	Watts Co. Ltd.	35,100	140,771
	Wavelock Holdings Co. Ltd.	19,300	88,801
	WDB Holdings Co. Ltd.	35,600	560,639
#	Wealth Management, Inc.	8,500	54,561
	Weathernews, Inc.	16,000	580,341
#	Welcia Holdings Co. Ltd.	296,888	5,008,154
	Wellneo Sugar Co. Ltd.	47,700	752,826
	Wellnet Corp.	50,400	195,346
#	West Holdings Corp.	151,806	3,491,721
	West Japan Railway Co.	192,000	7,996,707
	Will Group, Inc.	76,100	623,662
*	WingArc1st, Inc.	55,600	1,057,722
	WIN-Partners Co. Ltd.	16,700	144,415
#	Wood One Co. Ltd.	33,874	234,592
#	Workman Co. Ltd.	42,400	1,212,093
	World Co. Ltd.	86,100	1,020,881
	World Holdings Co. Ltd.	49,300	1,003,494
	Wowow, Inc.	12,600	96,077
#*	W-Scope Corp.	86,200	445,315
	Xebio Holdings Co. Ltd.	122,757	816,030
	Yahagi Construction Co. Ltd.	116,300	1,155,081
	Yaizu Suisankagaku Industry Co. Ltd.	14,700	123,346
	Yakult Honsha Co. Ltd.	142,800	3,118,978
	YAKUODO Holdings Co. Ltd.	42,500	746,171
	YAMABIKO Corp.	168,640	1,889,734
	YAMADA Consulting Group Co. Ltd.	29,800	368,730
	Yamada Holdings Co. Ltd.	2,086,229	6,372,551
#	Yamae Group Holdings Co. Ltd.	12,700	282,128
	Yamagata Bank Ltd.	128,399	969,346
	Yamaguchi Financial Group, Inc.	738,000	7,014,738
	Yamaha Corp.	189,599	4,169,387
	Yamaha Motor Co. Ltd.	3,172,500	29,985,663
	Yamaichi Electronics Co. Ltd.	126,500	1,812,547
	YA-MAN Ltd.	135,700	932,260
	Yamanashi Chuo Bank Ltd.	121,900	1,458,100

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Yamashina Corp.	175,300	$98,525
	Yamashin-Filter Corp.	51,500	116,427
	Yamatane Corp.	45,100	786,983
	Yamato Corp.	82,500	551,295
	Yamato Holdings Co. Ltd.	203,100	3,510,873
	Yamato Kogyo Co. Ltd.	112,100	6,205,159
	Yamaura Corp.	24,100	269,966
	Yamaya Corp.	13,610	294,225
	Yamazaki Baking Co. Ltd.	98,100	2,326,180
	Yamazen Corp.	230,700	1,972,892
	Yaoko Co. Ltd.	96,100	5,544,763
	Yashima Denki Co. Ltd.	42,800	391,418
	Yaskawa Electric Corp.	258,500	9,741,907
	Yasuda Logistics Corp.	75,700	627,276
#	Yasunaga Corp.	57,400	259,396
#	YE DIGITAL Corp.	15,500	77,790
	Yellow Hat Ltd.	150,200	1,864,722
	Yodogawa Steel Works Ltd.	107,200	2,823,304
	Yokogawa Bridge Holdings Corp.	140,100	2,711,388
	Yokogawa Electric Corp.	184,800	3,631,449
	Yokohama Rubber Co. Ltd.	613,000	14,508,287
	Yokorei Co. Ltd.	257,500	1,958,876
	Yokowo Co. Ltd.	77,900	758,013
	Yomeishu Seizo Co. Ltd.	21,100	268,765
	Yondenko Corp.	39,460	943,031
#	Yondoshi Holdings, Inc.	67,200	915,630
	Yonex Co. Ltd.	142,300	1,156,328
	Yorozu Corp.	64,725	415,913
#*	Yoshimura Food Holdings KK	33,200	256,869
	Yoshinoya Holdings Co. Ltd.	165,600	3,692,935
	Yossix Holdings Co. Ltd.	5,000	102,051
	Yotai Refractories Co. Ltd.	54,400	536,909
	Yuasa Funashoku Co. Ltd.	2,900	69,693
	Yuasa Trading Co. Ltd.	74,100	2,468,948
	Yuken Kogyo Co. Ltd.	6,100	95,118
	Yukiguni Maitake Co. Ltd.	72,500	476,052
	Yurtec Corp.	212,300	1,676,866
	Yushin Precision Equipment Co. Ltd.	48,100	219,733
	Yushiro Chemical Industry Co. Ltd.	42,100	539,975
	Yutaka Foods Corp.	4,000	51,249
	Zaoh Co. Ltd.	18,400	312,276
	Zenitaka Corp.	11,800	362,034
	Zenkoku Hosho Co. Ltd.	178,500	6,642,595
	Zenrin Co. Ltd.	128,050	770,107
	Zensho Holdings Co. Ltd.	186,897	9,152,104
	Zeon Corp.	360,000	3,266,072
	ZERIA Pharmaceutical Co. Ltd.	61,400	850,354
	ZIGExN Co. Ltd.	212,800	760,939
	ZOZO, Inc.	283,500	6,207,659
	Zuiko Corp.	52,500	660,062
TOTAL JAPAN			6,959,534,562
NETHERLANDS — (3.3%)
	Aalberts NV	544,215	21,642,510
Ω	ABN AMRO Bank NV, GDR	991,690	14,595,081
	Acomo NV	97,369	1,851,467
*Ω	Adyen NV	14,826	18,594,572
	Aegon Ltd.	4,795,497	28,290,730
	Aegon Ltd.	560,048	3,237,078

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Akzo Nobel NV	262,708	$20,179,234
#*Ω	Alfen NV	29,416	1,778,889
	Allfunds Group PLC	89,080	638,632
	AMG Critical Materials NV	116,143	2,464,762
	Aperam SA	263,515	8,120,511
	Arcadis NV	382,062	20,975,756
#	ArcelorMittal SA	1,066,709	29,302,502
	ASM International NV	65,587	36,350,519
#	ASML Holding NV	126,227	109,513,013
	ASML Holding NV	180,734	157,206,048
	ASR Nederland NV	625,698	29,486,952
*	Avantium NV	20,450	54,852
Ω	B&S Group SARL	109,456	443,444
#*Ω	Basic-Fit NV	152,578	4,417,840
	BE Semiconductor Industries NV	147,192	22,119,761
	Brunel International NV	83,953	933,936
	Coca-Cola Europacific Partners PLC	270,395	18,627,250
	Corbion NV	315,214	6,103,915
Ω	CTP NV	126,818	2,164,034
	Flow Traders Ltd.	173,585	3,113,146
	ForFarmers NV	182,414	468,744
*	Fugro NV	448,943	8,288,761
	Heineken NV	200,759	20,195,453
	IMCD NV	163,162	24,905,166
	ING Groep NV, Sponsored ADR	441,335	6,266,957
	ING Groep NV	2,494,540	35,443,584
*	InPost SA	515,357	7,740,570
#	JDE Peet's NV	163,595	4,038,402
	Kendrion NV	77,118	959,083
	Koninklijke Ahold Delhaize NV	2,123,122	59,708,881
	Koninklijke BAM Groep NV	1,512,446	4,175,538
	Koninklijke Heijmans NV, CVA	137,078	1,983,159
	Koninklijke KPN NV	6,173,711	21,001,363
*	Koninklijke Philips NV	37,444	792,149
#*	Koninklijke Philips NV	1,238,376	26,166,885
	Koninklijke Vopak NV	342,700	10,705,486
*	Lucas Bols NV	22,678	437,040
	MFE-MediaForEurope NV, Class B	304,842	1,099,659
	Nedap NV	23,651	1,623,779
	NN Group NV	767,231	31,447,442
*	NX Filtration NV	3,533	15,265
	OCI NV	353,484	10,096,912
*	Pharming Group NV	2,560,808	3,228,365
	PostNL NV	1,065,459	1,552,587
	Prosus NV	660,615	19,538,973
	Qiagen NV	272,364	11,852,601
	Randstad NV	441,004	25,075,576
	SBM Offshore NV	797,147	10,148,373
*	SIF Holding NV	9,744	110,264
Ω	Signify NV	646,450	19,383,575
#	Sligro Food Group NV	112,908	1,753,866
*††	SRH NV	262,485	0
	TKH Group NV	216,688	8,725,534
*	TomTom NV	240,858	1,630,831
	Universal Music Group NV	501,040	14,769,519
	Van Lanschot Kempen NV	105,539	3,177,531
	Wolters Kluwer NV	410,028	60,445,113
TOTAL NETHERLANDS			1,021,159,420

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	709,965	$2,234,518
	Air New Zealand Ltd.	8,372,938	3,249,315
	Arvida Group Ltd.	546,232	369,181
	Auckland International Airport Ltd.	822,730	4,237,240
#	Channel Infrastructure NZ Ltd.	1,078,285	968,526
#	Chorus Ltd.	2,050,462	9,967,126
	Chorus Ltd., ADR	10,186	245,737
#	Comvita Ltd.	26,297	35,452
	Contact Energy Ltd.	623,907	3,074,907
	EBOS Group Ltd.	149,942	3,433,718
#*	Eroad Ltd.	50,575	29,281
	Fisher & Paykel Healthcare Corp. Ltd.	380,729	5,498,884
	Fletcher Building Ltd.	2,178,446	6,004,200
#	Fonterra Co.-operative Group Ltd.	188,512	393,489
	Freightways Group Ltd.	579,010	2,990,153
	Genesis Energy Ltd.	1,380,231	2,136,469
#*	Gentrack Group Ltd.	111,983	450,527
	Hallenstein Glasson Holdings Ltd.	125,170	421,291
	Heartland Group Holdings Ltd.	2,342,201	1,985,506
	Infratil Ltd.	517,263	3,336,855
#	Investore Property Ltd.	492,999	355,830
#	KMD Brands Ltd.	2,355,551	1,007,356
#	Mainfreight Ltd.	99,487	4,353,870
#	Manawa Energy Ltd.	144,884	380,111
	Mercury NZ Ltd.	431,471	1,779,857
	Meridian Energy Ltd.	607,011	2,056,425
	Napier Port Holdings Ltd.	15,243	23,323
	NZME Ltd.	1,016,313	631,852
	NZX Ltd.	1,022,995	669,358
	Oceania Healthcare Ltd.	1,469,436	628,062
#	PGG Wrightson Ltd.	15,190	28,826
#	Port of Tauranga Ltd.	442,610	1,440,351
	Rakon Ltd.	220,288	173,181
	Restaurant Brands New Zealand Ltd.	111,871	275,456
*	Ryman Healthcare Ltd.	688,493	2,391,764
#	Sanford Ltd.	282,603	695,357
	Scales Corp. Ltd.	362,523	737,998
*	Serko Ltd.	45,759	116,239
	Skellerup Holdings Ltd.	661,963	1,925,434
	SKY Network Television Ltd.	870,600	1,486,035
	SKYCITY Entertainment Group Ltd.	3,062,616	3,539,246
	Spark New Zealand Ltd.	1,749,720	5,676,924
#	Steel & Tube Holdings Ltd.	731,601	507,901
	Summerset Group Holdings Ltd.	1,134,552	7,607,759
#*	Synlait Milk Ltd.	220,888	107,919
#	Tourism Holdings Ltd.	658,575	1,493,995
	TOWER Ltd.	1,285,144	475,454
#	Turners Automotive Group Ltd.	10,099	28,325
	Vector Ltd.	299,188	685,597
#*	Vista Group International Ltd.	395,310	393,420
#	Warehouse Group Ltd.	451,457	439,121
TOTAL NEW ZEALAND			93,174,721
NORWAY — (0.8%)
	2020 Bulkers Ltd.	61,729	825,443
	ABG Sundal Collier Holding ASA	1,694,663	1,015,838
*	Adevinta ASA	149,993	1,605,083
	AF Gruppen ASA	95,970	1,063,028
#*	Agilyx ASA	40,498	99,396

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Akastor ASA	565,392	$594,030
#	Aker ASA, Class A	17,084	1,015,160
*	Aker BioMarine ASA	2,119	9,170
	Aker BP ASA	519,862	13,797,946
*	Aker Carbon Capture ASA	323,613	319,062
	Aker Solutions ASA	656,573	2,435,244
	AMSC ASA	231,144	614,107
*	Archer Ltd.	2,102,539	199,500
*	ArcticZymes Technologies ASA	45,019	172,209
#	Arendals Fossekompani ASA	1,762	26,471
*	Asetek AS	19,090	13,644
	Atea ASA	331,175	4,413,177
	Austevoll Seafood ASA	352,691	2,556,750
#*Ω	AutoStore Holdings Ltd.	160,654	293,263
Ω	Avance Gas Holding Ltd.	65,982	767,581
	Awilco LNG AS	67,683	49,795
*	Axactor ASA	759,920	351,097
	B2 Impact ASA	963,700	672,430
	Bakkafrost P	21,909	1,223,578
	Belships ASA	472,736	982,528
*	Bergenbio ASA	659,854	16,954
*	Bluenord ASA	20,619	983,218
	Bonheur ASA	101,781	2,092,625
	Borr Drilling Ltd.	286,528	1,762,147
	Borregaard ASA	350,044	5,952,946
	Bouvet ASA	173,339	1,017,755
Ω	BW LPG Ltd.	509,521	6,270,769
	BW Offshore Ltd.	494,738	1,131,360
*	Cadeler AS	162,186	744,904
#	Carasent ASA	2,705	2,749
*	Cloudberry Clean Energy ASA	224,879	215,418
#*Ω	Crayon Group Holding ASA	57,936	487,056
	DNB Bank ASA	703,486	13,675,564
#	DNO ASA	2,637,517	2,311,271
Ω	Elkem ASA	833,792	1,730,125
*	Elliptic Laboratories ASA	49,251	75,221
Ω	Elmera Group ASA	248,985	762,655
	Elopak ASA	139,446	398,115
Ω	Entra ASA	52,679	574,935
	Equinor ASA	1,237,378	35,410,149
Ω	Europris ASA	658,182	4,933,141
	FLEX LNG Ltd.	90,872	2,706,752
	Frontline PLC	307,629	6,876,317
*	Gaming Innovation Group, Inc.	112,692	325,102
	Gjensidige Forsikring ASA	28,359	456,140
	Golar LNG Ltd.	19,800	431,838
#	Golden Ocean Group Ltd.	502,836	5,302,531
	Gram Car Carriers ASA	29,980	646,730
#	Grieg Seafood ASA	261,515	1,641,951
	Hafnia Ltd.	592,625	4,309,486
*	Hexagon Composites ASA	254,323	568,290
#*	Hexagon Purus ASA	170,709	128,541
	Hoegh Autoliners ASA	156,787	1,574,402
#	Hydrogenpro ASA	9,098	11,681
	Itera ASA	52,344	59,481
Ω	Kid ASA	89,149	1,129,521
	Kitron ASA	556,459	1,693,729
Ω	Klaveness Combination Carriers ASA	65,864	667,720
*	Kongsberg Automotive ASA	2,783,642	471,265

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Kongsberg Gruppen ASA	34,470	$1,756,706
	Leroy Seafood Group ASA	404,768	1,625,679
*	LINK Mobility Group Holding ASA	810,829	1,440,082
	Magnora ASA	33,257	92,950
	Medistim ASA	6,350	128,382
*	Morrow Bank ASA	109,423	40,559
	Mowi ASA	165,404	2,977,320
#	MPC Container Ships ASA	1,479,616	2,224,173
Ω	Multiconsult ASA	30,847	376,894
*	Nekkar ASA	104,908	103,573
#*	NEL ASA	1,897,209	947,197
	Norbit ASA	4,459	24,867
*	Nordic Semiconductor ASA	74,798	751,075
	Norsk Hydro ASA	1,168,220	6,846,356
#Ω	Norske Skog ASA	196,602	677,482
*	Northern Ocean Ltd.	39,056	30,685
#*	Norwegian Air Shuttle ASA	150,444	184,192
*	NRC Group ASA	16,222	16,138
#*	Nykode Therapeutics ASA	145,814	249,498
	Odfjell Drilling Ltd.	499,918	1,853,530
	Odfjell SE, Class A	49,317	674,556
	Odfjell Technology Ltd.	71,424	380,424
*	OKEA ASA	212,042	463,418
Ω	Okeanis Eco Tankers Corp.	54,969	1,601,442
	Olav Thon Eiendomsselskap ASA	23,024	434,761
	Orkla ASA	191,159	1,497,372
	Panoro Energy ASA	308,248	775,468
	Pareto Bank ASA	49,448	259,331
#*	Pexip Holding ASA	249,278	586,202
*	PGS ASA	3,712,409	2,322,963
*	PhotoCure ASA	14,924	92,156
#*Ω	poLight ASA	25,832	36,057
	Protector Forsikring ASA	159,840	2,863,997
	Rana Gruber ASA	90,434	671,415
#*	REC Silicon ASA	308,123	360,029
	Salmar ASA	30,297	1,681,824
#*	Salmon Evolution ASA	322,623	217,864
*	SATS ASA	78,978	141,836
*Ω	Scatec ASA	335,333	2,493,422
	Schibsted ASA, Class A	98,507	3,021,895
	Schibsted ASA, Class B	108,286	3,102,307
*	SD Standard ETC PLC	132,941	21,086
	Selvaag Bolig ASA	185,397	557,021
*Ω	Shelf Drilling Ltd.	619,621	1,760,808
*	Siem Offshore, Inc.	51,334	122,036
*	SmartCraft ASA	9,326	22,356
#*	Solstad Offshore ASA	40,084	134,474
	SpareBank 1 Helgeland	808	10,431
	Sparebank 1 Oestlandet	11,051	128,540
	SpareBank 1 Sorost-Norge	3,509	20,757
	SpareBank 1 SR-Bank ASA	373,899	4,534,398
	Sparebanken More	9,695	78,474
	Stolt-Nielsen Ltd.	126,582	4,731,383
	Storebrand ASA	981,561	8,825,372
	Subsea 7 SA	503,309	6,783,589
	Telenor ASA	413,848	4,585,156
#	TGS ASA	457,573	4,455,734
#	TOMRA Systems ASA	155,375	1,560,707
#*	Ultimovacs ASA	18,532	246,900

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#	Var Energi ASA	593,287	$1,720,949
	Veidekke ASA	396,824	3,620,409
*	Volue ASA	14,466	30,513
*	Vow ASA	37,529	36,529
	Wallenius Wilhelmsen ASA	287,819	2,798,018
	Wilh Wilhelmsen Holding ASA, Class A	50,356	1,758,755
#*Ω	XXL ASA	3,463,457	364,315
	Yara International ASA	211,555	6,992,453
#*	Zaptec ASA	62,455	132,940
TOTAL NORWAY			246,726,264
PORTUGAL — (0.3%)
	Altri SGPS SA	405,262	1,975,539
*	Banco Comercial Portugues SA, Class R	41,544,291	12,085,085
	Corticeira Amorim SGPS SA	21,633	220,862
	CTT-Correios de Portugal SA	231,946	920,319
	EDP - Energias de Portugal SA	2,113,913	9,428,975
#	EDP - Energias de Portugal SA, Sponsored ADR	7,202	320,885
	EDP Renovaveis SA	250,602	4,058,057
	Galp Energia SGPS SA	1,675,971	26,382,705
*	Greenvolt-Energias Renovaveis SA	75,267	656,235
	Ibersol SGPS SA	21,246	153,421
	Jeronimo Martins SGPS SA	423,284	9,626,884
	Mota-Engil SGPS SA	594,165	3,407,834
	Navigator Co. SA	1,135,409	4,678,489
	NOS SGPS SA	918,358	3,251,645
	REN - Redes Energeticas Nacionais SGPS SA	1,172,575	2,880,990
	Sonae SGPS SA	5,352,002	5,173,938
TOTAL PORTUGAL			85,221,863
SINGAPORE — (1.0%)
*††	Abterra Ltd.	189,000	0
#	AEM Holdings Ltd.	1,169,500	2,327,159
*	Avarga Ltd.	1,648,100	214,695
	Aztech Global Ltd.	401,800	246,384
*	Banyan Tree Holdings Ltd.	733,700	180,304
*††	Best World International Ltd.	248,857	312,986
	Bonvests Holdings Ltd.	51,600	38,034
	Boustead Singapore Ltd.	1,410,467	913,263
	BRC Asia Ltd.	9,300	12,666
	Bukit Sembawang Estates Ltd.	678,300	1,660,783
	Bund Center Investment Ltd.	316,000	95,661
	Capitaland India Trust	2,983,221	2,331,731
	CapitaLand Investment Ltd.	2,444,000	5,365,282
#	Centurion Corp. Ltd.	950,600	271,738
	China Aviation Oil Singapore Corp. Ltd.	1,190,400	774,851
	China Sunsine Chemical Holdings Ltd.	3,162,900	931,336
	City Developments Ltd.	1,625,400	7,377,348
	Civmec Ltd.	327,100	188,486
	ComfortDelGro Corp. Ltd.	5,435,969	5,653,866
#*	COSCO Shipping International Singapore Co. Ltd.	3,564,400	363,332
*	Creative Technology Ltd.	27,000	26,807
#	CSE Global Ltd.	1,357,860	408,083
	DBS Group Holdings Ltd.	1,548,134	36,667,991
	Del Monte Pacific Ltd.	2,501,782	243,979
	Delfi Ltd.	511,400	417,639
	DFI Retail Group Holdings Ltd.	765,300	1,525,867
#	Dyna-Mac Holdings Ltd.	1,475,200	267,275

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#*††	Ezion Holdings Ltd.	4,315,348	$0
#*††	Ezra Holdings Ltd.	3,719,565	0
	Far East Orchard Ltd.	955,273	717,460
	First Resources Ltd.	2,472,300	2,720,975
	Food Empire Holdings Ltd.	1,029,400	1,033,316
	Frasers Property Ltd.	1,146,900	742,962
	Frencken Group Ltd.	1,653,500	1,582,250
	Fu Yu Corp. Ltd.	2,514,200	269,311
*	Gallant Venture Ltd.	2,485,000	239,301
	Genting Singapore Ltd.	4,453,900	3,344,897
	Geo Energy Resources Ltd.	3,320,700	929,521
	Golden Agri-Resources Ltd.	30,710,769	6,169,877
	GP Industries Ltd.	174,000	70,950
	Grand Venture Technology Ltd.	25,000	9,297
	Great Eastern Holdings Ltd.	83,000	1,082,041
	GSH Corp. Ltd.	52,560	6,621
#	GuocoLand Ltd.	1,179,321	1,289,439
	Haw Par Corp. Ltd.	327,900	2,317,718
	Hiap Hoe Ltd.	128,000	60,255
	Ho Bee Land Ltd.	1,013,100	1,311,112
#	Hong Fok Corp. Ltd.	1,718,488	1,099,785
#	Hong Leong Asia Ltd.	2,852,000	1,295,216
#	Hong Leong Finance Ltd.	108,900	205,296
	Hongkong Land Holdings Ltd.	1,509,000	4,710,351
	Hotel Grand Central Ltd.	183,373	109,867
#	Hour Glass Ltd.	694,500	791,216
	Hutchison Port Holdings Trust	21,838,500	3,270,468
#*††	Hyflux Ltd.	2,064,700	0
	iFAST Corp. Ltd.	294,500	1,614,916
#	Indofood Agri Resources Ltd.	10,819,700	2,375,535
#	InnoTek Ltd.	433,700	139,374
	ISDN Holdings Ltd.	464,153	113,638
#	Japfa Ltd.	2,966,480	439,731
#	Jardine Cycle & Carriage Ltd.	289,097	5,578,423
*††	Jurong Technologies Industrial Corp. Ltd.	213,200	0
	Keppel Infrastructure Trust	8,652,057	3,251,484
	Keppel Ltd.	2,018,500	10,725,826
	KSH Holdings Ltd.	555,650	101,605
	Low Keng Huat Singapore Ltd.	293,000	68,257
	Mandarin Oriental International Ltd.	201,600	301,437
#*	Marco Polo Marine Ltd.	7,705,400	291,392
	Metro Holdings Ltd.	1,879,500	692,738
	Mewah International, Inc.	47,900	10,155
#*††	Midas Holdings Ltd.	4,664,147	0
#*	mm2 Asia Ltd.	3,954,000	64,534
	Nanofilm Technologies International Ltd.	174,900	89,223
	Netlink NBN Trust	3,521,300	2,216,550
	NSL Ltd.	75,000	41,908
*	Oceanus Group Ltd.	1,015,400	5,265
#	Olam Group Ltd.	2,140,375	1,422,369
	OUE Ltd.	1,701,700	1,431,332
	Oversea-Chinese Banking Corp. Ltd.	2,388,568	22,847,535
#*	Oxley Holdings Ltd.	5,872,996	402,560
	Pan-United Corp. Ltd.	335,000	95,196
	Propnex Ltd.	599,800	416,978
	PSC Corp. Ltd.	215,900	53,374
	Q&M Dental Group Singapore Ltd.	1,415,140	263,055
	QAF Ltd.	1,141,965	697,584
*	Raffles Education Ltd.	7,389,527	281,088

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Raffles Medical Group Ltd.	2,972,963	$2,234,066
	Riverstone Holdings Ltd.	765,700	398,302
#	Samudera Shipping Line Ltd.	815,900	414,916
*	SATS Ltd.	398,421	813,471
	SBS Transit Ltd.	77,700	155,341
*	Seatrium Ltd.	98,238,740	7,290,611
	Sembcorp Industries Ltd.	2,912,200	12,255,960
	Sheng Siong Group Ltd.	2,695,300	3,129,899
	SHS Holdings Ltd.	842,400	75,964
	SIA Engineering Co. Ltd.	271,000	463,636
	Silverlake Axis Ltd.	472,600	91,464
#	Sinarmas Land Ltd.	4,896,900	628,143
	Sing Holdings Ltd.	392,300	96,427
#	Singapore Airlines Ltd.	2,009,900	9,975,701
	Singapore Exchange Ltd.	1,626,900	11,360,047
	Singapore Land Group Ltd.	560,723	772,639
	Singapore Post Ltd.	5,712,616	1,743,525
	Singapore Shipping Corp. Ltd.	143,035	25,555
	Singapore Technologies Engineering Ltd.	2,257,000	6,254,007
	Singapore Telecommunications Ltd.	1,085,650	1,937,389
	Stamford Land Corp. Ltd.	2,667,176	794,956
	StarHub Ltd.	2,431,810	1,919,007
#	Straits Trading Co. Ltd.	623,000	769,754
#*††	Swiber Holdings Ltd.	1,301,500	0
*††	Swiber Holdings Ltd.	1,301,500	0
	Thomson Medical Group Ltd.	5,584,500	215,874
	Tiong Woon Corp. Holding Ltd.	160,750	55,705
#	Tuan Sing Holdings Ltd.	3,631,252	716,831
	UMS Holdings Ltd.	2,852,908	2,704,487
	United Overseas Bank Ltd.	1,460,789	30,791,299
	United Overseas Insurance Ltd.	1,900	8,506
	UOB-Kay Hian Holdings Ltd.	1,304,484	1,272,738
#	UOL Group Ltd.	1,230,488	5,713,864
	Valuetronics Holdings Ltd.	2,654,260	1,205,171
#	Venture Corp. Ltd.	790,300	7,873,415
	Vicom Ltd.	9,600	10,287
	Wee Hur Holdings Ltd.	917,300	135,412
	Wilmar International Ltd.	3,968,500	9,717,619
	Wing Tai Holdings Ltd.	2,214,624	2,027,897
	Yangzijiang Shipbuilding Holdings Ltd.	8,797,500	10,982,972
	Yeo Hiap Seng Ltd.	64,554	27,949
TOTAL SINGAPORE			297,290,916
SPAIN — (2.3%)
	Acciona SA	122,300	15,820,082
#	Acerinox SA	727,215	7,677,350
#	ACS Actividades de Construccion y Servicios SA	711,273	28,067,182
*††	Adveo Group International SA	60,568	0
Ω	Aedas Homes SA	32,867	628,367
Ω	Aena SME SA	89,799	15,886,087
	Alantra Partners SA	2,662	25,762
	Almirall SA	263,398	2,498,560
	Amadeus IT Group SA	603,233	42,274,792
#*	Amper SA	2,466,977	218,169
	Applus Services SA	630,844	7,624,730
	Atresmedia Corp. de Medios de Comunicacion SA	439,512	1,766,540
*	Audax Renovables SA	33,750	47,730
	Azkoyen SA	55,415	377,388
	Banco Bilbao Vizcaya Argentaria SA	6,497,154	60,809,705

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,726,279	$16,106,183
	Banco de Sabadell SA	24,891,459	32,307,523
	Banco Santander SA	11,550,342	46,421,509
	Banco Santander SA, Sponsored ADR	93,721	374,884
	Bankinter SA	2,575,804	15,903,321
	CaixaBank SA	5,187,776	22,120,626
Ω	Cellnex Telecom SA	254,349	9,786,679
	Cia de Distribucion Integral Logista Holdings SA	350,681	9,919,004
	CIE Automotive SA	258,522	6,820,538
	Construcciones y Auxiliar de Ferrocarriles SA	86,096	3,094,339
	Corp. ACCIONA Energias Renovables SA	92,358	2,399,930
*	Distribuidora Internacional de Alimentacion SA	35,346,869	458,087
#*	Duro Felguera SA	57,344	40,242
#	Ebro Foods SA	210,857	3,503,784
*	eDreams ODIGEO SA	105,762	803,377
	Elecnor SA	78,320	1,602,755
	Enagas SA	740,542	12,055,862
#	Ence Energia y Celulosa SA	751,723	2,376,822
	Endesa SA	653,353	12,944,199
#	Ercros SA	552,483	1,475,779
	Faes Farma SA	1,225,002	4,025,572
	Ferrovial SE	176,716	6,739,105
	Fluidra SA	208,020	4,503,469
Ω	Gestamp Automocion SA	817,241	2,710,854
Ω	Global Dominion Access SA	444,137	1,716,009
*	Grifols SA	623,136	6,787,662
	Grupo Catalana Occidente SA	139,847	5,012,493
#	Grupo Empresarial San Jose SA	83,141	370,272
	Iberdrola SA	2,406,075	28,971,443
	Iberdrola SA	41,483	500,984
	Iberpapel Gestion SA	6,948	135,345
	Indra Sistemas SA	752,345	13,357,306
	Industria de Diseno Textil SA	824,167	35,239,210
	Laboratorios Farmaceuticos Rovi SA	104,540	7,210,385
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,044,823	1,092,289
	Mapfre SA	3,959,364	8,718,178
*	Melia Hotels International SA	496,274	3,357,825
	Miquel y Costas & Miquel SA	139,621	1,701,539
	Naturgy Energy Group SA	191,332	5,152,141
Ω	Neinor Homes SA	75,099	846,765
*	Obrascon Huarte Lain SA	1,464,877	641,779
*	Oryzon Genomics SA	32,486	67,400
	Pharma Mar SA	13,376	558,373
	Prim SA	5,935	66,229
*	Promotora de Informaciones SA, Class A	739,421	230,859
Ω	Prosegur Cash SA	589,980	320,675
#	Prosegur Compania de Seguridad SA	1,007,562	1,906,473
	Realia Business SA	722,094	822,885
	Redeia Corp. SA	735,326	12,235,912
	Repsol SA, Sponsored ADR	103,227	1,522,590
#	Repsol SA	4,909,248	72,501,152
	Sacyr SA	2,652,729	8,745,377
	Sacyr SA	53,054	175,217
*	Solaria Energia y Medio Ambiente SA	261,523	3,861,157
#*	Soltec Power Holdings SA	37,922	122,602
#Ω	Talgo SA	192,134	868,468
*	Tecnicas Reunidas SA	53,879	452,580
#	Telefonica SA, Sponsored ADR	302,358	1,236,644
	Telefonica SA	15,385,994	62,603,041

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Tubacex SA	384,298	$1,414,826
*	Tubos Reunidos SA	28,836	23,092
Ω	Unicaja Banco SA	3,920,205	3,748,281
	Vidrala SA	73,137	7,330,550
	Viscofan SA	211,900	12,406,235
	Vocento SA	126,195	72,667
TOTAL SPAIN			716,321,797
SWEDEN — (2.8%)
	AAK AB	158,223	3,566,044
Ω	AcadeMedia AB	244,022	1,332,554
	AddLife AB, Class B	274,919	2,963,208
	Addnode Group AB	291,595	2,611,541
	AddTech AB, Class B	407,747	8,411,700
	AFRY AB	308,906	4,265,725
	Alfa Laval AB	135,132	4,958,372
Ω	Alimak Group AB	154,649	1,362,904
	Alleima AB	390,439	2,592,028
	Alligo AB, Class B	109,355	1,388,626
Ω	Ambea AB	228,411	1,159,642
#*	Annehem Fastigheter AB, Class B	225,311	410,664
#	AQ Group AB	23,587	1,232,661
	Arise AB	80,132	350,234
	Arjo AB, Class B	793,763	3,715,275
	Assa Abloy AB, Class B	315,904	8,663,894
	Atlas Copco AB, Class A	2,232,464	35,628,816
	Atlas Copco AB, Class B	1,297,292	17,964,837
	Atrium Ljungberg AB, Class B	118,150	2,360,124
*Ω	Attendo AB	321,293	1,256,962
#	Avanza Bank Holding AB	356,740	7,166,003
	Axfood AB	246,850	6,237,621
	Balco Group AB	10,680	49,003
	Beijer Alma AB	139,546	2,458,788
#	Beijer Ref AB	237,325	3,231,178
	Bergman & Beving AB	130,122	2,273,470
	Betsson AB, Class B	713,859	7,769,010
#*	Better Collective AS	81,192	2,272,572
#*	BHG Group AB	188,983	307,325
	Bilia AB, Class A	403,737	4,880,931
	Billerud Aktiebolag	608,452	5,410,409
*Ω	BioArctic AB	42,578	923,519
	BioGaia AB, Class B	214,606	2,314,473
	Biotage AB	143,169	2,034,958
	Bjorn Borg AB	96,974	452,245
	Boliden AB	631,542	16,762,808
#*	Bonava AB, Class B	414,007	466,770
*Ω	Boozt AB	31,308	365,847
Ω	Bravida Holding AB	537,306	4,074,242
	Bufab AB	134,338	4,757,779
	Bulten AB	80,513	561,919
	Bure Equity AB	308,864	8,821,580
*	Byggmax Group AB	311,769	1,080,379
*	Camurus AB	27,264	1,351,622
*	Castellum AB	361,326	4,651,669
	Catella AB	113,115	329,128
	Catena AB	89,285	3,806,818
#*	Catena Media PLC	292,957	280,652
*	Cavotec SA	3,925	5,351
	Cellavision AB	24,125	466,865

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Cibus Nordic Real Estate AB publ	48,746	$574,342
*	Cint Group AB	58,180	64,386
	Clas Ohlson AB, Class B	208,797	2,971,296
	Cloetta AB, Class B	1,150,496	2,070,853
#	Concentric AB	194,426	3,195,474
Ω	Coor Service Management Holding AB	296,684	1,250,112
	Corem Property Group AB, Class B	1,910,054	1,924,419
	Corem Property Group AB, Class D	4,533	81,653
	Dedicare AB, Class B	21,331	217,860
	Dios Fastigheter AB	289,707	2,247,121
Ω	Dometic Group AB	885,490	7,046,650
*Ω	Dustin Group AB	1,239,704	1,385,318
	Eastnine AB	103,196	1,658,803
*	Egetis Therapeutics AB	32,630	18,399
	Elanders AB, Class B	30,636	295,600
*	Electrolux AB, Class B	426,620	3,990,611
	Electrolux Professional AB, Class B	749,448	3,982,143
#	Elekta AB, Class B	580,746	4,382,139
*Ω	Eltel AB	80,003	55,184
#*	Embracer Group AB	757,658	1,445,965
#*	Enea AB	70,527	361,491
#	Engcon AB	14,695	117,591
	Eolus Vind AB, Class B	3,148	25,347
	Ependion AB	9,204	86,330
	Epiroc AB, Class A	422,316	7,461,795
	Epiroc AB, Class B	294,841	4,597,130
	Essity AB, Class A	22,823	541,368
	Essity AB, Class B	721,860	16,951,648
Ω	Evolution AB	142,624	16,653,290
	Ework Group AB	33,521	468,770
	Fabege AB	308,041	2,885,084
	Fagerhult Group AB	187,699	1,195,505
*	Fastighets AB Balder, Class B	584,087	3,876,756
*	Fastighets AB Trianon	27,136	41,705
	FastPartner AB, Class A	67,859	428,053
	Fenix Outdoor International AG	8,674	619,168
*	Fingerprint Cards AB, Class B	16,232	1,986
	Fortnox AB	888,213	4,896,971
#	G5 Entertainment AB	22,820	354,800
	Getinge AB, Class B	242,187	5,177,262
	Granges AB	590,066	5,850,897
*Ω	Green Landscaping Group AB	9,902	67,765
#	H & M Hennes & Mauritz AB, Class B	711,507	10,038,469
	Hanza AB	102,457	779,167
	Heba Fastighets AB, Class B	80,635	253,182
	Hemnet Group AB	168,786	4,556,852
	Hexagon AB, Class B	784,715	8,564,055
#	Hexatronic Group AB	498,361	1,045,369
	Hexpol AB	584,069	6,685,578
#	HMS Networks AB	114,070	5,018,516
#*Ω	Hoist Finance AB	228,949	761,684
	Holmen AB, Class B	145,803	5,745,992
	Hufvudstaden AB, Class A	156,396	2,022,339
*	Humana AB	7,860	19,789
	Husqvarna AB, Class A	70,193	547,212
	Husqvarna AB, Class B	781,325	6,077,856
	Indutrade AB	440,292	10,696,488
#	Instalco AB	739,726	2,957,933
#*	International Petroleum Corp.	438,091	4,834,982

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Intrum AB	264,978	$1,566,719
	INVISIO AB	26,285	510,171
	Inwido AB	411,178	5,022,716
	ITAB Shop Concept AB	23,230	30,361
#	JM AB	271,307	4,417,933
*	John Mattson Fastighetsforetagen AB	33,590	171,264
	Kabe Group AB, Class B	1,300	40,410
*	Karnov Group AB	155,881	841,638
#*	K-fast Holding AB	105,794	245,921
	Kindred Group PLC, SDR	841,467	9,899,187
	KNOW IT AB	135,924	1,827,853
	Lagercrantz Group AB, Class B	668,388	8,738,324
	Lifco AB, Class B	163,928	3,955,075
	Lime Technologies AB	17,730	577,930
	Lindab International AB	361,806	6,870,225
	Loomis AB	391,345	10,714,236
*	Maha Energy AB	5,355	4,444
*	Medcap AB	13,416	488,882
	Medicover AB, Class B	127,463	2,102,086
	MEKO AB	200,731	2,032,481
#	Micro Systemation AB, Class B	45,756	267,361
*	Millicom International Cellular SA, SDR	646,834	11,096,132
	MIPS AB	27,549	915,206
*	Modern Times Group MTG AB, Class B	387,383	2,965,035
	Momentum Group AB	112,378	1,470,493
Ω	Munters Group AB	253,663	4,048,773
	Mycronic AB	158,533	4,409,412
	NCAB Group AB	489,201	3,163,939
	NCC AB, Class B	350,224	4,472,387
	Nederman Holding AB	19,019	334,152
*	Net Insight AB, Class B	1,311,551	668,095
	New Wave Group AB, Class B	521,907	4,635,243
#	Nibe Industrier AB, Class B	445,753	2,663,454
	Nilorngruppen AB, Class B	13,985	81,850
*	Nobia AB	654,068	694,417
	Nolato AB, Class B	937,190	4,538,734
	Nordic Paper Holding AB	81,489	348,048
	Nordic Waterproofing Holding AB	76,509	1,238,037
	Nordnet AB publ	329,324	5,182,094
*	Norion Bank AB	261,687	1,036,308
*	Note AB	65,685	928,411
	NP3 Fastigheter AB	73,395	1,445,941
	Nyfosa AB	464,000	4,150,193
	OEM International AB, Class B	223,679	2,113,848
#*	Orron Energy ab	425,373	292,584
*	Ovzon AB	67,958	64,660
*	OX2 AB	254,470	1,210,763
	Pandox AB	302,606	4,149,413
	Peab AB, Class B	875,382	4,321,707
	Platzer Fastigheter Holding AB, Class B	74,517	607,033
	Prevas AB, Class B	16,959	195,964
#*	Pricer AB, Class B	611,644	415,124
	Proact IT Group AB	128,552	1,150,177
	Ratos AB, Class B	1,037,916	3,421,274
*	RaySearch Laboratories AB	125,728	1,104,749
	Rejlers AB	9,832	115,645
Ω	Resurs Holding AB	864,029	1,187,347
	Rottneros AB	362,655	442,345
	Rvrc Holding AB	101,159	615,401

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Saab AB, Class B	51,904	$3,342,147
	Sagax AB, Class A	758	18,333
	Sagax AB, Class B	164,479	3,997,055
#	Samhallsbyggnadsbolaget i Norden AB	2,137,170	979,240
	Samhallsbyggnadsbolaget i Norden AB, Class D	62,171	34,521
	Sandvik AB	664,719	13,969,656
	Scandi Standard AB	255,955	1,561,015
*Ω	Scandic Hotels Group AB	724,329	3,337,105
*	Sdiptech AB, Class B	51,944	1,289,186
	Sectra AB, Class B	316,079	5,887,431
	Securitas AB, Class B	889,796	8,643,525
#*	Sedana Medical AB	72,878	150,163
	Sensys Gatso Group AB	35,488	250,395
#	Serneke Group AB	9,232	22,222
#*Ω	Sinch AB	2,246,485	6,898,953
	SinterCast AB	725	6,918
*	Sivers Semiconductors AB	379,928	190,977
	Skandinaviska Enskilda Banken AB, Class A	1,517,986	21,558,644
	Skandinaviska Enskilda Banken AB, Class C	14,509	211,536
#	Skanska AB, Class B	670,838	11,632,062
	SKF AB, Class A	44,341	883,297
	SKF AB, Class B	557,621	10,987,987
	SkiStar AB	202,927	2,548,798
	Softronic AB, Class B	12,772	24,448
	Solid Forsakring AB	62,052	346,361
	SSAB AB, Class A	624,959	4,865,344
	SSAB AB, Class B	1,788,094	13,666,566
*	Stendorren Fastigheter AB	19,863	356,897
*	Stillfront Group AB	1,884,319	1,952,804
	Storskogen Group AB, Class B	1,387,446	957,756
	Svenska Cellulosa AB SCA, Class A	30,764	419,667
	Svenska Cellulosa AB SCA, Class B	658,404	8,963,458
#	Svenska Handelsbanken AB, Class A	1,115,585	12,026,376
#	Svenska Handelsbanken AB, Class B	30,006	401,134
	Sweco AB, Class B	401,244	4,703,303
#	Swedbank AB, Class A	692,195	14,105,534
*	Swedish Orphan Biovitrum AB	156,084	4,380,986
	Synsam AB	61,958	275,641
	Systemair AB	200,059	1,437,144
	Tele2 AB, Class B	1,697,258	14,470,875
#	Telefonaktiebolaget LM Ericsson, Class A	80,385	443,001
	Telefonaktiebolaget LM Ericsson, Class B	4,463,047	24,740,792
#	Telia Co. AB	5,566,399	14,356,700
	Tethys Oil AB	151,156	595,572
*	TF Bank AB	16,228	271,941
Ω	Thule Group AB	162,530	4,135,592
#*	Tobii AB	86,515	40,401
	Trelleborg AB, Class B	353,176	10,749,683
	Troax Group AB	133,173	2,893,126
#*	Truecaller AB, Class B	427,136	1,262,923
	VBG Group AB, Class B	14,033	345,295
#*	Viaplay Group AB	14,194	3,252
	Vitec Software Group AB, Class B	45,841	2,546,271
	Vitrolife AB	162,784	2,679,976
	Volati AB	52,232	570,593
	Volvo AB, Class A	371,716	9,138,692
	Volvo AB, Class B	2,667,422	63,925,622
#*	Volvo Car AB, Class B	739,936	1,929,014
#	Wallenstam AB, Class B	551,705	2,769,428

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Wihlborgs Fastigheter AB	680,951	$6,087,464
	XANO Industri AB, Class B	21,548	165,312
TOTAL SWEDEN			857,510,963
SWITZERLAND — (7.7%)
	ABB Ltd.	2,128,156	90,046,116
	Accelleron Industries AG	362,880	11,612,056
	Adecco Group AG	626,947	27,111,107
#	Alcon, Inc.	742,255	55,818,392
	Allreal Holding AG	87,469	15,558,232
	ALSO Holding AG	32,093	9,395,758
*	ams-OSRAM AG	3,523,886	8,247,433
	APG SGA SA	4,707	1,031,657
	Arbonia AG	250,748	2,903,531
*	Aryzta AG	4,987,265	8,951,521
	Ascom Holding AG	138,369	1,179,943
#*	Autoneum Holding AG	17,164	2,550,435
*	Avolta AG	317,276	12,121,477
	Baloise Holding AG	204,919	32,733,988
	Banque Cantonale de Geneve	4,792	1,312,623
	Banque Cantonale Vaudoise	154,102	19,730,660
	Barry Callebaut AG	12,173	17,779,970
*	Basilea Pharmaceutica AG	28,799	1,129,053
	Belimo Holding AG	27,965	13,039,782
	Bell Food Group AG	10,575	3,100,719
#	Bellevue Group AG	43,371	1,187,848
	Berner Kantonalbank AG	13,673	3,814,310
	BKW AG	55,769	8,859,931
	Bossard Holding AG, Class A	38,940	9,318,561
	Bucher Industries AG	38,136	16,153,126
	Burckhardt Compression Holding AG	12,284	6,872,496
	Burkhalter Holding AG	20,144	2,054,908
	Bystronic AG	6,391	3,202,272
#	Calida Holding AG	22,636	721,043
	Carlo Gavazzi Holding AG	1,409	511,033
	Cembra Money Bank AG	141,182	10,885,408
	Chocoladefabriken Lindt & Spruengli AG	66	8,366,092
#*	Cicor Technologies Ltd.	9,793	561,712
	Cie Financiere Richemont SA, Class A	366,231	54,397,954
	Cie Financiere Tradition SA	4,922	682,547
	Clariant AG	1,075,835	13,772,491
	Coltene Holding AG	16,782	1,104,951
	Comet Holding AG	28,031	9,242,208
	COSMO Pharmaceuticals NV	15,449	1,145,463
	Daetwyler Holding AG	26,654	5,419,593
	DKSH Holding AG	163,062	11,410,232
	dormakaba Holding AG	13,958	6,992,121
	DSM-Firmenich AG	186,419	19,710,176
	EFG International AG	562,242	7,220,036
	Emmi AG	9,210	9,648,614
	EMS-Chemie Holding AG	3,404	2,569,729
	Energiedienst Holding AG	16,394	761,022
	Feintool International Holding AG	32,492	669,106
	Flughafen Zurich AG	106,450	21,963,399
	Forbo Holding AG	5,179	6,089,319
	Fundamenta Real Estate AG	4,346	85,833
Ω	Galenica AG	231,420	20,407,202
*	GAM Holding AG	991,152	423,248
	Geberit AG	59,022	33,974,711

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Georg Fischer AG	437,829	$29,303,229
	Givaudan SA	6,547	27,225,939
#*	Gurit Holding AG, Class BR	17,966	1,565,047
	Helvetia Holding AG	215,155	31,072,781
	Hiag Immobilien Holding AG	6,354	558,223
*	HOCHDORF Holding AG	3,152	45,519
	Holcim AG	873,191	66,742,411
	Huber & Suhner AG	89,969	6,452,837
	Implenia AG	63,670	2,260,360
*	Ina Invest Holding AG	16,758	333,593
	Inficon Holding AG	8,662	13,147,835
	Interroll Holding AG	2,193	6,405,296
	Intershop Holding AG	4,041	2,899,348
	Investis Holding SA	6,553	750,647
	Julius Baer Group Ltd.	606,544	33,021,103
	Jungfraubahn Holding AG	10,539	2,072,828
	Kardex Holding AG	22,722	5,770,989
#	Komax Holding AG	22,501	4,326,924
#*	Kudelski SA	184,312	265,895
	Kuehne & Nagel International AG	85,736	29,054,184
	Landis+Gyr Group AG	103,355	8,474,752
	LEM Holding SA	2,492	5,686,075
	Liechtensteinische Landesbank AG	46,137	3,664,426
#	Logitech International SA	153,891	12,887,556
	Lonza Group AG	68,543	33,511,063
	Luzerner Kantonalbank AG	55,160	4,589,930
Ω	Medacta Group SA	18,792	2,812,268
Ω	Medmix AG	110,231	2,200,620
	Meier Tobler Group AG	25,386	1,093,219
	Metall Zug AG, Class B	966	1,615,857
	Mikron Holding AG	53,458	1,034,138
	Mobilezone Holding AG	185,118	2,842,885
	Mobimo Holding AG	44,661	13,194,564
*Ω	Montana Aerospace AG	1,046	20,426
	Nestle SA	2,370,731	270,146,046
	Novartis AG, Sponsored ADR	1,574,662	162,930,277
	Novavest Real Estate AG	1,531	61,989
	OC Oerlikon Corp. AG	952,092	4,149,059
#*	Orascom Development Holding AG	65,164	362,607
	Orell Fuessli AG	613	52,255
	Orior AG	34,976	2,700,629
	Partners Group Holding AG	40,033	54,011,521
*	Peach Property Group AG	1,098	13,105
*	Phoenix Mecano AG	1,820	971,911
	Plazza AG, Class A	2,787	994,582
	PSP Swiss Property AG	151,765	20,199,473
	Rieter Holding AG	12,545	1,319,877
	Roche Holding AG	24,110	7,303,580
	Roche Holding AG	652,085	185,659,263
	Romande Energie Holding SA	15,358	978,380
*	Sandoz Group AG	262,632	9,006,946
#	Sandoz Group AG, ADR	324,425	11,145,628
	Schindler Holding AG	41,069	9,776,099
	Schweiter Technologies AG	5,124	2,810,939
*Ω	Sensirion Holding AG	35,523	2,956,140
	SFS Group AG	85,706	10,289,828
	SGS SA	230,077	21,260,456
	Siegfried Holding AG	23,897	23,804,942
	SIG Group AG	879,310	18,405,894

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Sika AG	61,959	$17,104,267
	SKAN Group AG	7,067	623,549
	Softwareone Holding AG	197,203	3,696,088
	Sonova Holding AG	82,387	26,330,598
	St Galler Kantonalbank AG	12,150	7,031,660
	Stadler Rail AG	86,850	2,772,393
#	StarragTornos Group AG	2,658	141,614
	Straumann Holding AG	113,566	17,250,830
	Sulzer AG	119,204	11,515,374
	Swatch Group AG	61,152	14,355,973
	Swatch Group AG	113,212	5,151,037
	Swiss Life Holding AG	60,107	43,164,519
	Swiss Prime Site AG	360,529	36,516,304
	Swiss Re AG	561,323	64,271,727
*	Swiss Steel Holding AG	1,787,267	181,361
	Swisscom AG	82,822	49,551,040
	Swissquote Group Holding SA	55,101	13,828,858
	Temenos AG	213,064	21,683,608
	Thurgauer Kantonalbank	1,440	198,321
	TX Group AG	11,468	1,727,382
	u-blox Holding AG	34,659	3,415,880
#*	UBS Group AG	2,604,342	77,935,160
	Valiant Holding AG	85,713	10,265,878
#	Varia U.S. Properties AG	3,801	165,928
Ω	VAT Group AG	86,094	40,079,238
	Vaudoise Assurances Holding SA	4,370	2,218,616
	Vetropack Holding AG	40,832	1,776,281
	Vontobel Holding AG	156,722	10,323,140
	VP Bank AG, Class A	16,810	1,809,529
	VZ Holding AG	39,996	4,711,903
*	V-ZUG Holding AG	6,362	446,291
	Walliser Kantonalbank	3,138	396,120
	Warteck Invest AG	245	520,034
	Ypsomed Holding AG	12,744	4,498,484
	Zehnder Group AG	48,272	2,876,816
	Zug Estates Holding AG, Class B	466	896,268
	Zuger Kantonalbank AG	230	2,049,286
	Zurich Insurance Group AG	113,142	57,486,263
TOTAL SWITZERLAND			2,372,734,959
UNITED KINGDOM — (12.1%)
	3i Group PLC	1,991,241	62,335,676
	4imprint Group PLC	98,638	6,763,999
*	888 Holdings PLC	199,140	193,869
	abrdn PLC	6,897,673	14,674,349
*	Accesso Technology Group PLC	7,732	53,678
*	Accsys Technologies PLC	6,992	5,269
	Admiral Group PLC	503,017	15,994,495
	Advanced Medical Solutions Group PLC	174,809	465,810
#	Afentra PLC	103,419	50,619
	AG Barr PLC	336,472	2,417,560
Ω	Airtel Africa PLC	3,497,052	4,966,473
	AJ Bell PLC	711,445	2,844,879
Ω	Alfa Financial Software Holdings PLC	384,295	837,442
#	Alliance Pharma PLC	1,086,169	514,762
*	Alphawave IP Group PLC	38,669	63,467
	Anglo American PLC	1,022,011	24,362,373
	Anglo-Eastern Plantations PLC	33,438	293,880
	Antofagasta PLC	341,890	7,451,576

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	AO World PLC	61,161	$70,288
#	Argentex Group PLC	94,622	65,904
*	Ascential PLC	1,251,105	4,818,953
	Ashmore Group PLC	1,428,487	3,823,713
	Ashtead Group PLC	713,943	46,686,081
	Ashtead Technology Holdings PLC	9,087	75,667
#*	ASOS PLC	121,670	568,296
	Associated British Foods PLC	509,955	15,104,534
*Ω	Aston Martin Lagonda Global Holdings PLC	111,695	269,409
	AstraZeneca PLC, Sponsored ADR	1,493,548	99,530,039
	AstraZeneca PLC	95,527	12,664,668
	Atalaya Mining PLC	12,058	52,944
*	Auction Technology Group PLC	76,450	527,807
Ω	Auto Trader Group PLC	2,626,722	24,165,523
	Aviva PLC	4,206,875	22,963,538
	Avon Rubber PLC	97,139	1,146,684
	B&M European Value Retail SA	2,866,373	18,785,399
	Babcock International Group PLC	2,954,260	16,884,313
	BAE Systems PLC	893,626	13,311,868
Ω	Bakkavor Group PLC	764,745	921,427
	Balfour Beatty PLC	2,178,116	9,159,206
	Bank of Georgia Group PLC	243,151	11,664,342
#	Barclays PLC, Sponsored ADR	3,019,425	22,766,464
	Barclays PLC	7,056,307	13,112,928
	Barratt Developments PLC	2,875,039	19,594,337
	Beazley PLC	1,515,053	10,428,965
	Begbies Traynor Group PLC	101,992	141,418
	Bellway PLC	535,679	18,664,194
	Berkeley Group Holdings PLC	305,418	18,494,468
	Bloomsbury Publishing PLC	241,586	1,438,896
	Bodycote PLC	978,860	7,892,652
#*	boohoo Group PLC	2,554,747	1,174,571
	BP PLC, Sponsored ADR	3,571,720	125,367,372
	BP PLC	10,974,429	64,095,236
	Braemar PLC	71,897	256,259
	Breedon Group PLC	191,069	875,190
Ω	Bridgepoint Group PLC	68,260	232,456
#	British American Tobacco PLC, Sponsored ADR	202,038	5,980,325
	British American Tobacco PLC	1,270,371	37,455,117
	Britvic PLC	1,470,161	16,386,840
	Brooks Macdonald Group PLC	4,465	103,974
	BT Group PLC	25,698,443	36,407,791
	Bunzl PLC	297,200	12,078,138
	Burberry Group PLC	853,506	14,058,885
	Burford Capital Ltd.	618,427	9,421,034
	Bytes Technology Group PLC	738,265	6,128,796
	C&C Group PLC	1,794,815	3,483,899
*	Capita PLC	2,544,724	611,975
	Capital Ltd.	108,859	118,189
	Capricorn Energy PLC	839,146	1,540,092
*	Card Factory PLC	1,589,855	1,875,370
*	Carnival PLC	55,429	832,774
*	Carnival PLC, ADR	54,518	826,493
	Carr's Group PLC	71,804	115,713
	Castings PLC	62,771	286,818
	Centamin PLC	7,761,166	9,454,839
	Centaur Media PLC	126,418	60,112
	Central Asia Metals PLC	402,590	844,690
	Centrica PLC	19,571,778	34,251,573

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Chemring Group PLC	807,172	$3,586,916
	Chesnara PLC	648,868	2,159,540
	Clarkson PLC	91,123	4,102,445
	Close Brothers Group PLC	1,152,711	7,923,237
	CLS Holdings PLC	50,807	63,188
Ω	CMC Markets PLC	537,385	924,576
	Coats Group PLC	2,461,995	2,236,977
	Coca-Cola HBC AG	195,442	5,745,359
	Compass Group PLC	992,621	27,340,502
	Computacenter PLC	381,624	13,941,972
Ω	ConvaTec Group PLC	2,508,798	7,635,212
	Costain Group PLC	943,517	812,043
	Cranswick PLC	238,112	12,136,751
	Crest Nicholson Holdings PLC	1,546,934	4,087,228
	Croda International PLC	93,451	5,656,256
	Currys PLC	9,602,327	6,003,725
	CVS Group PLC	162,934	3,478,162
*	Darktrace PLC	557,236	2,416,183
	DCC PLC	297,569	21,633,063
*	De La Rue PLC	594,393	655,685
*Ω	Deliveroo PLC	255,436	379,278
	DFS Furniture PLC	552,472	809,533
#	Diageo PLC, Sponsored ADR	257,114	37,109,264
	Diageo PLC	485,905	17,549,851
*	Dialight PLC	31,395	65,797
	Diploma PLC	243,504	10,037,657
*	Direct Line Insurance Group PLC	4,723,447	10,079,616
	DiscoverIE Group PLC	181,723	1,794,063
	Domino's Pizza Group PLC	1,645,306	7,266,045
	dotdigital group PLC	621,078	768,192
	Dowlais Group PLC	3,760,228	4,295,351
	Dr Martens PLC	293,475	330,439
	Drax Group PLC	1,532,991	9,873,766
	DS Smith PLC	6,263,253	22,332,207
	Dunelm Group PLC	574,226	7,909,953
††	Dyson Group PLC	3,999	201
*	easyJet PLC	866,636	6,067,355
	Ecora Resources PLC	751,852	861,652
	EKF Diagnostics Holdings PLC	38,270	14,628
*	Elementis PLC	2,191,893	3,928,273
	Energean PLC	405,879	4,876,850
*	EnQuest PLC	9,196,591	1,501,015
	Entain PLC	625,636	7,620,489
	Epwin Group PLC	9,451	9,355
#*	Esken Ltd.	828,934	8,482
	Essentra PLC	1,742,780	3,818,159
*††	Evraz PLC	1,444,631	0
	Experian PLC	920,891	38,329,684
	FDM Group Holdings PLC	214,611	1,259,941
	Ferrexpo PLC	321,378	354,089
	Fevertree Drinks PLC	33,827	431,458
	Firstgroup PLC	2,898,599	6,102,795
	Foresight Group Holdings Ltd.	17,316	99,462
Ω	Forterra PLC	677,378	1,414,625
	Foxtons Group PLC	780,729	545,555
*	Frasers Group PLC	666,653	6,820,855
	Fresnillo PLC	489,481	3,273,980
*	Frontier Developments PLC	5,744	10,450
	Fuller Smith & Turner PLC, Class A	107,599	871,547

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Fund Technologies PLC	8,690	$138,084
*Ω	Funding Circle Holdings PLC	65,068	24,678
	Future PLC	117,903	1,056,546
	Galliford Try Holdings PLC	483,455	1,513,402
	Games Workshop Group PLC	128,575	16,105,301
*	Gaming Realms PLC	66,335	28,942
	Gamma Communications PLC	142,866	2,160,885
	GB Group PLC	353,136	1,257,345
*	Gem Diamonds Ltd.	1,407,171	200,981
#	Genel Energy PLC	1,395,579	1,279,183
	Genuit Group PLC	997,654	5,335,347
*	Georgia Capital PLC	214,886	3,051,825
	Glencore PLC	18,999,963	100,528,012
*Ω	Global Ports Holding PLC	19,850	51,828
	Gooch & Housego PLC	20,646	165,262
	Goodwin PLC	803	55,632
	Grafton Group PLC	753,069	9,254,709
	Grainger PLC	2,442,599	8,111,588
*	Greencore Group PLC	2,437,781	3,145,961
	Greggs PLC	600,145	20,216,063
	GSK PLC	2,561,499	50,660,644
#	GSK PLC, Sponsored ADR	692,164	27,298,964
	Gulf Keystone Petroleum Ltd.	1,136,463	1,506,932
*Ω	Gym Group PLC	434,467	585,386
	H&T Group PLC	17,925	84,442
	Haleon PLC	2,973,655	12,078,282
#	Haleon PLC, ADR	54,737	448,843
	Halfords Group PLC	1,110,549	2,511,639
	Halma PLC	273,781	7,578,008
	Harbour Energy PLC	1,253,159	4,404,399
	Hargreaves Lansdown PLC	1,420,917	13,711,016
	Hargreaves Services PLC	27,668	166,294
	Harworth Group PLC	102,171	172,757
	Hays PLC	5,899,020	7,340,480
	Headlam Group PLC	227,984	595,281
	Helical PLC	1,484,079	3,841,563
*	Helios Towers PLC	1,240,287	1,239,701
	Henry Boot PLC	368,414	882,786
	Hikma Pharmaceuticals PLC	433,561	10,577,611
	Hill & Smith PLC	346,004	8,190,129
	Hilton Food Group PLC	131,725	1,307,049
	Hiscox Ltd.	1,233,986	16,195,623
*	Hochschild Mining PLC	1,347,248	1,771,273
	Hollywood Bowl Group PLC	437,539	1,656,655
*Ω	Hostelworld Group PLC	111,033	203,242
	Howden Joinery Group PLC	2,690,529	27,246,670
	HSBC Holdings PLC	1,005,071	7,847,295
#	HSBC Holdings PLC, Sponsored ADR	3,009,227	118,352,898
Ω	HSS Hire Group PLC	141,629	17,891
	Hunting PLC	745,152	3,094,453
	I3 Energy PLC	351,667	42,399
Ω	Ibstock PLC	1,606,754	3,109,688
	IDOX PLC	117,152	99,371
	IG Group Holdings PLC	1,661,478	14,930,265
	IMI PLC	1,321,808	28,034,945
	Impax Asset Management Group PLC	139,625	959,949
	Imperial Brands PLC, Sponsored ADR	4,673	113,881
	Imperial Brands PLC	1,978,889	47,503,483
	Inchcape PLC	1,911,316	16,457,864

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Indivior PLC	596,421	$10,454,177
	Informa PLC	1,610,812	15,820,669
	IntegraFin Holdings PLC	689,034	2,569,633
	InterContinental Hotels Group PLC, ADR	77,060	7,340,745
	InterContinental Hotels Group PLC	121,988	11,558,785
	Intermediate Capital Group PLC	602,752	13,589,095
*	International Consolidated Airlines Group SA	937,841	1,750,682
*	International Distributions Services PLC	3,666,209	12,818,525
	International Personal Finance PLC	1,605,028	2,445,116
	Intertek Group PLC	459,680	26,091,743
	Investec PLC	2,383,254	15,516,209
	iomart Group PLC	66,766	124,540
	IP Group PLC	3,086,750	2,039,562
#*	IQE PLC	1,128,259	284,366
	ITV PLC	13,151,362	9,961,634
*	IWG PLC	3,541,055	8,391,559
*	J D Wetherspoon PLC	471,468	5,010,381
	J Sainsbury PLC	6,019,456	20,551,386
*	James Fisher & Sons PLC	203,585	873,423
	James Halstead PLC	35,785	89,252
	JD Sports Fashion PLC	6,412,727	9,476,176
	JET2 PLC	172,775	2,910,708
*	John Wood Group PLC	3,129,578	6,204,507
	Johnson Matthey PLC	519,474	10,678,281
	Johnson Service Group PLC	676,836	1,254,861
	Jupiter Fund Management PLC	2,210,156	2,212,419
#*Ω	Just Eat Takeaway.com NV	122,739	1,848,881
	Just Group PLC	5,405,877	5,824,931
	Kainos Group PLC	268,215	3,892,930
	Keller Group PLC	612,970	6,789,781
*	Kier Group PLC	1,736,601	2,812,677
*	Kin & Carta PLC	755,648	1,299,153
	Kingfisher PLC	6,731,788	18,716,558
	Kitwave Group PLC	49,764	173,544
	Knights Group Holdings PLC	28,593	47,061
	Lancashire Holdings Ltd.	984,550	7,564,923
	Learning Technologies Group PLC	31,398	32,025
	Legal & General Group PLC	8,081,964	25,995,170
	Liontrust Asset Management PLC	123,039	971,168
	Lloyds Banking Group PLC	56,203,523	30,128,198
	Lloyds Banking Group PLC, ADR	1,274,179	2,688,518
	Lok'nStore Group PLC	4,163	42,804
	London Investment Group PLC	17,231	78,008
	London Stock Exchange Group PLC	169,400	19,161,560
	LSL Property Services PLC	100,122	334,674
Ω	Luceco PLC	223,627	389,569
	M&C Saatchi PLC	12,212	27,627
	M&G PLC	6,324,872	17,882,735
	Macfarlane Group PLC	248,152	397,172
	Man Group PLC	7,502,105	22,429,514
	Marks & Spencer Group PLC	8,104,373	25,320,456
	Marshalls PLC	1,013,859	3,597,666
*	Marston's PLC	3,925,462	1,562,854
*	McBride PLC	901,155	811,960
	Me Group International PLC	1,402,953	2,254,295
	Mears Group PLC	963,614	4,190,636
	Melrose Industries PLC	3,400,553	25,345,975
#*	Metro Bank Holdings PLC	28,970	13,122
	Midwich Group PLC	1,326	6,351

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Mitchells & Butlers PLC	2,424,848	$7,961,549
	Mitie Group PLC	4,828,854	6,291,967
	MJ Gleeson PLC	116,771	693,272
	Mobico Group PLC	2,810,921	3,041,746
	Mondi PLC	1,227,177	21,990,557
	Moneysupermarket.com Group PLC	2,554,109	8,240,864
*	Moonpig Group PLC	148,335	313,874
	Morgan Advanced Materials PLC	1,436,694	4,920,372
	Morgan Sindall Group PLC	245,095	7,009,234
	Mortgage Advice Bureau Holdings Ltd.	2,553	27,520
*	Motorpoint group PLC	58,346	77,391
	MP Evans Group PLC	18,842	181,328
*	N Brown Group PLC	867,839	195,709
#*	Naked Wines PLC	84,053	69,704
	National Grid PLC	671,931	8,949,520
#	National Grid PLC, Sponsored ADR	269,825	18,221,316
	NatWest Group PLC	7,078,672	19,976,991
	NatWest Group PLC, Sponsored ADR	868,765	4,969,336
	NCC Group PLC	496,389	760,854
*Ω	Network International Holdings PLC	61,664	302,400
#	Next 15 Group PLC	118,463	1,363,896
	Next PLC	204,305	21,810,890
*	Nexxen International Ltd.	4,362	11,321
*	Nexxen International Ltd., ADR	19,617	98,477
	Ninety One PLC	1,547,850	3,446,962
#	NIOX Group PLC	41,421	31,463
	Norcros PLC	91,482	219,699
*	Ocado Group PLC	436,803	2,992,061
*Ω	On the Beach Group PLC	212,803	401,462
	OSB Group PLC	1,429,103	8,131,992
	Oxford Instruments PLC	195,814	5,474,050
*	Oxford Nanopore Technologies PLC	26,309	53,394
	Pagegroup PLC	2,044,920	11,878,803
	Pan African Resources PLC	5,036,019	1,147,293
#*	Pantheon Resources PLC	83,985	27,766
	Paragon Banking Group PLC	1,316,491	11,725,434
	PayPoint PLC	259,105	1,796,089
	Pearson PLC	575,355	7,058,327
#	Pearson PLC, Sponsored ADR	567,634	6,936,487
*	Pendragon PLC	5,629,890	2,587,656
	Pennon Group PLC	712,595	6,344,656
	Persimmon PLC	1,086,743	20,015,745
*	Petra Diamonds Ltd.	52,064	35,472
*	Petrofac Ltd.	909,101	352,028
	Pets at Home Group PLC	1,961,998	6,948,654
	Pharos Energy PLC	2,094,350	568,868
	Phoenix Group Holdings PLC	1,775,034	11,332,937
*	Phoenix Spree Deutschland Ltd.	26,200	59,186
*	Playtech PLC	814,303	4,569,557
	Plus500 Ltd.	376,130	8,506,883
	Polar Capital Holdings PLC	294,066	1,690,126
	Porvair PLC	11,959	99,907
	PPHE Hotel Group Ltd.	26,141	407,611
	Premier Foods PLC	5,430,853	9,738,300
	Prudential PLC, ADR	344,958	7,133,731
	Prudential PLC	1,193,774	12,263,124
*	PureTech Health PLC	205,067	514,267
*	PureTech Health PLC, ADR	137	3,522
	PZ Cussons PLC	723,555	1,221,455

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	QinetiQ Group PLC	2,613,564	$11,803,435
Ω	Quilter PLC	4,648,417	6,173,146
*	Rank Group PLC	871,270	774,357
	Rathbones Group PLC	156,123	3,265,856
*††	Raven Property Group Ltd.	96,453	0
	Reach PLC	2,343,250	1,827,867
	Reckitt Benckiser Group PLC	549,077	39,698,758
	Record PLC	148,958	132,241
	Redde Northgate PLC	1,393,049	6,254,909
	Redrow PLC	1,320,791	10,033,437
#	RELX PLC, Sponsored ADR	388,885	16,080,392
	RELX PLC	1,034,035	42,667,973
	Renew Holdings PLC	105,992	1,182,292
*	Renewi PLC	521,554	3,872,918
	Renishaw PLC	63,408	2,804,327
	Rentokil Initial PLC	1,447,999	7,456,826
	RHI Magnesita NV	4,228	179,044
	Ricardo PLC	133,521	721,186
	Rightmove PLC	2,114,274	14,963,081
	Rio Tinto PLC	515,369	35,673,540
*	RM PLC	39,681	29,069
	Robert Walters PLC	187,311	1,037,104
*	Rockhopper Exploration PLC	104,390	14,667
*	Rolls-Royce Holdings PLC	8,275,681	31,418,209
	Rotork PLC	2,843,519	11,209,449
	RS Group PLC	1,090,551	10,806,225
	RWS Holdings PLC	329,319	994,961
	S&U PLC	5,453	141,921
*	S4 Capital PLC	442,489	246,729
Ω	Sabre Insurance Group PLC	293,337	573,197
*	Saga PLC	553,896	957,539
	Sage Group PLC	761,302	11,334,204
*	Savannah Energy PLC	547,478	182,127
	Savills PLC	678,289	8,664,167
	Schroders PLC	1,487,179	7,608,552
	Secure Trust Bank PLC	9,993	88,221
	Senior PLC	1,348,340	2,699,462
	Serco Group PLC	3,497,325	7,631,653
	Serica Energy PLC	291,424	778,910
	Severfield PLC	811,515	612,249
	Severn Trent PLC	377,758	12,417,292
	Shell PLC	1,472,115	45,638,962
	Shell PLC, ADR	4,623,215	290,846,456
*	SIG PLC	2,909,751	1,207,230
*	Sigmaroc PLC	58,938	48,646
	Sirius Real Estate Ltd.	3,416,170	3,923,366
	Smart Metering Systems PLC	152,292	1,836,616
	Smith & Nephew PLC	529,669	7,407,422
	Smiths Group PLC	433,892	8,892,026
#	Smiths News PLC	467,656	285,680
	Softcat PLC	570,660	10,416,349
*	SolGold PLC	1,067,511	106,053
	Spectris PLC	175,077	8,150,430
	Speedy Hire PLC	2,963,472	1,058,958
	Spirax-Sarco Engineering PLC	59,061	7,433,442
Ω	Spire Healthcare Group PLC	1,438,884	4,312,277
	Spirent Communications PLC	1,855,063	2,767,315
	SSE PLC	652,624	13,899,542
*	SSP Group PLC	2,406,917	6,850,029

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	St. James's Place PLC	552,912	$4,551,739
	Standard Chartered PLC	3,933,270	29,725,850
	SThree PLC	497,318	2,573,384
#	Strix Group PLC	270,572	246,912
*††	Studio Retail Group PLC	86,255	0
	STV Group PLC	65,403	155,848
*	Superdry PLC	257,299	64,182
*	Synthomer PLC	693,785	1,385,273
	Tate & Lyle PLC	1,338,175	10,559,364
	Taylor Wimpey PLC	12,937,610	24,154,411
	TBC Bank Group PLC	63,238	2,332,558
	TClarke PLC	77,535	126,621
	Team Internet Group PLC	284,126	495,755
	Telecom Plus PLC	233,035	4,282,311
	Tesco PLC	9,714,835	35,202,865
*	THG PLC	1,921,653	1,602,391
Ω	TI Fluid Systems PLC	814,295	1,476,670
	Topps Tiles PLC	952,774	543,777
	TP ICAP Group PLC	3,945,709	9,348,419
*Ω	Trainline PLC	68,525	286,705
	Travis Perkins PLC	1,076,137	10,734,056
	Trifast PLC	129,353	115,177
	TT Electronics PLC	1,075,069	1,984,245
#*	Tullow Oil PLC	3,514,884	1,377,674
	Tyman PLC	420,346	1,628,478
	Unilever PLC, Sponsored ADR	571,513	27,826,968
	Unilever PLC	1,049,964	51,161,086
	United Utilities Group PLC	976,692	13,154,832
	Vanquis Banking Group PLC	839,122	1,255,391
	Vertu Motors PLC	805,535	672,846
	Vesuvius PLC	1,033,158	6,220,739
#*	Victoria PLC	3,486	12,318
	Victorian Plumbing Group PLC	21,312	23,900
	Victrex PLC	268,875	4,629,576
	Videndum PLC	110,010	457,776
	Virgin Money U.K. PLC	4,789,928	9,460,459
	Vistry Group PLC	1,407,612	17,805,308
	Vodafone Group PLC	42,452,138	36,090,281
	Volex PLC	162,610	651,484
	Volution Group PLC	405,026	2,217,477
	Vp PLC	17,348	131,284
*Ω	Watches of Switzerland Group PLC	748,280	3,523,982
	Watkin Jones PLC	462,728	290,644
	Weir Group PLC	346,643	7,967,907
	WH Smith PLC	468,735	7,162,846
	Whitbread PLC	431,536	19,560,638
	Wickes Group PLC	1,466,495	2,909,750
	Wilmington PLC	150,663	620,487
	Wincanton PLC	525,423	2,872,762
*	Wise PLC, Class A	247,547	2,524,955
#	WPP PLC, Sponsored ADR	59,700	2,890,674
	WPP PLC	540,335	5,225,304
#*	Xaar PLC	219,482	273,242
	XPS Pensions Group PLC	35,231	92,418
#	Young & Co.'s Brewery PLC, Class A	41,797	543,519
	Zotefoams PLC	16,965	81,780
TOTAL UNITED KINGDOM			3,741,477,753

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (0.4%)
	ADTRAN Holdings, Inc.	173,129	$1,083,143
	CRH PLC	1,375,779	98,725,901
	Diversified Energy Co. PLC	72,420	835,249
	Ferguson PLC	63,221	11,821,404
#*	Liberty Global Ltd., Class A	115,018	2,265,855
#*	Liberty Global Ltd., Class C	281,606	5,896,830
	Newmont Corp., CDI	410,153	14,077,670
	Noble Corp. PLC	32,296	1,414,719
TOTAL UNITED STATES			136,120,771
TOTAL COMMON STOCKS			29,873,113,761
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 9.425%	98,101	9,585,495
Ω	Dr Ing hc F Porsche AG, 1.276%	75,523	6,412,049
	Draegerwerk AG & Co. KGaA, 0.401%	42,889	2,204,553
	Einhell Germany AG, 1.871%	1,735	291,589
	FUCHS SE, 2.629%	256,023	11,222,390
	Henkel AG & Co. KGaA, 2.615%	229,386	17,584,392
	Jungheinrich AG, 2.184%	312,857	10,530,573
	Porsche Automobil Holding SE, 5.510%	250,019	12,481,938
	Sartorius AG, 0.422%	36,769	13,413,423
	Sixt SE, 9.669%	89,513	6,130,306
	STO SE & Co. KGaA, 3.439%	9,414	1,487,171
	Villeroy & Boch AG, 6.667%	61,622	1,198,691
	Volkswagen AG, 7.324%	404,078	51,970,502
TOTAL GERMANY			144,513,072
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	113,280	2,787
*	European Lithium Ltd. Warrants 03/31/2025	49,776	784
*	Highfield Resources Ltd. Warrants 06/19/2024	7,045	0
*	Imugene Ltd. Warrants 08/31/2026	223,457	8,209
*	Panoramic Resources Ltd. Warrants 09/16/2024	823,501	0
TOTAL AUSTRALIA			11,780
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	202,486	0
*††	S Immo AG Rights	151,701	0
*	Strabag SE Rights	72,227	0
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	20,401	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	66,474	0
JAPAN — (0.0%)
*	Japan Investment Adviser Co. Ltd. Rights 03/08/2024	20,500	73,264
NETHERLANDS — (0.0%)
*	Avantium NV Rights 02/08/2024	20,450	5,105
SINGAPORE — (0.0%)
#*	Dyna-Mac Holdings Ltd. Warrants 10/22/2024	295,040	20,454

International Core Equity Portfolio
CONTINUED
		Shares	Value»

SINGAPORE — (Continued)
*	Ezion Holdings Ltd. Warrants	2,760,613	$0
*	GP Industries Ltd. Rights 01/15/2024	174,000	9,494
TOTAL SINGAPORE			29,948
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/02/2024	691,049	316,651
SWEDEN — (0.0%)
*	Viaplay Group AB Rights 02/02/2024	156,134	21,035
TOTAL RIGHTS/WARRANTS			457,783
TOTAL INVESTMENT SECURITIES (Cost $23,471,992,472)			30,018,084,616

			Value†
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	82,163,688	950,469,541
TOTAL INVESTMENTS — (100.0%)
(Cost $24,422,435,551)^^			$30,968,554,157
As of January 31, 2024, International Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,098	03/15/24	$259,177,960	$267,390,450	$8,212,490
Total Futures Contracts			$259,177,960	$267,390,450	$8,212,490
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$98,289,804	$1,894,015,222	$189,706	$1,992,494,732
Austria	—	158,749,294	—	158,749,294
Belgium	33,852,146	309,843,404	—	343,695,550
Canada	3,206,489,771	8,506,461	—	3,214,996,232
China	10,924,967	748,685	—	11,673,652
Denmark	135,136,871	776,825,083	—	911,961,954
Finland	8,984,974	434,068,469	—	443,053,443
France	30,009,046	2,455,712,303	—	2,485,721,349
Germany	32,490,381	1,931,667,791	—	1,964,158,172
Hong Kong	410,106	504,651,830	138,174	505,200,110
Ireland	—	195,704,734	—	195,704,734
Israel	15,095,560	225,251,093	—	240,346,653
Italy	6,296,091	871,787,806	—	878,083,897
Japan	119,289,235	6,840,245,327	—	6,959,534,562
Netherlands	227,872,861	793,286,559	—	1,021,159,420
New Zealand	245,737	92,928,984	—	93,174,721
Norway	2,193,985	244,532,279	—	246,726,264
Portugal	320,885	84,900,978	—	85,221,863

International Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	$6,621	$296,971,309	$312,986	$297,290,916
Spain	19,240,301	697,081,496	—	716,321,797
Sweden	258,990	857,251,973	—	857,510,963
Switzerland	227,534,146	2,145,200,813	—	2,372,734,959
United Kingdom	844,821,722	2,896,655,830	201	3,741,477,753
United States	106,888,586	29,232,185	—	136,120,771
Preferred Stocks
Germany	—	144,513,072	—	144,513,072
Rights/Warrants
Australia	—	11,780	—	11,780
Japan	—	73,264	—	73,264
Netherlands	—	5,105	—	5,105
Singapore	—	29,948	—	29,948
Spain	—	316,651	—	316,651
Sweden	—	21,035	—	21,035
Securities Lending Collateral	—	950,469,541	—	950,469,541
Futures Contracts**	8,212,490	—	—	8,212,490
TOTAL	$5,134,865,276	$25,841,260,304	$641,067^	$30,976,766,647
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (99.1%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,512,122,686
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,784,840,730
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,461,214,680
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,223,647,992
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,167,670,465
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$11,149,496,553

	Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $106,623,745)	106,623,745	106,623,745
TOTAL INVESTMENTS — (100.0%) (Cost $9,879,551,124)^^		$11,256,120,298
As of January 31, 2024, International Small Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	416	03/15/24	$98,467,464	$101,306,400	$2,838,936
Total Futures Contracts			$98,467,464	$101,306,400	$2,838,936
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$11,149,496,553	—	—	$11,149,496,553
Temporary Cash Investments	106,623,745	—	—	106,623,745
Futures Contracts**	2,838,936	—	—	2,838,936
TOTAL	$11,258,959,234	—	—	$11,258,959,234
** Valued at the unrealized appreciation/(depreciation) on the investment.

Global Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,210,442	$52,012,699
Investment in The Continental Small Company Series of The DFA Investment Trust Company		9,484,200
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		9,366,793
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		5,641,610
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		3,251,253
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		2,537,104
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,458,490
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $70,987,719)^^		$84,752,149
Summary of the Portfolio’s investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$84,752,149	—	—	$84,752,149
TOTAL	$84,752,149	—	—	$84,752,149

Japanese Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$212,104,888
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$212,104,888
Summary of the Portfolio's Master Fund's investments as of January 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

Asia Pacific Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$140,594,928
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$140,594,928
Summary of the Portfolio's Master Fund's investments as of January 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

United Kingdom Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$19,881,192
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$19,881,192
Summary of the Portfolio's Master Fund's investments as of January 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

Continental Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$746,579,410
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$746,579,410
Summary of the Portfolio's Master Fund's investments as of January 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.5%)
AUSTRALIA — (20.2%)
	Abacus Group	4,208,702	$2,994,881
	Abacus Storage King	4,215,522	3,128,943
	Arena REIT	3,433,369	7,784,835
#	Aspen Group Ltd.	1,464,963	1,649,087
#	Australian Unity Office Fund	317,893	214,054
	BWP Trust	4,155,957	9,306,157
	Carindale Property Trust	269,636	742,026
	Centuria Capital Group	3,482,077	3,884,313
	Centuria Industrial REIT	4,393,845	9,308,149
	Centuria Office REIT	4,622,262	4,002,081
	Charter Hall Group	3,479,168	27,136,444
	Charter Hall Long Wale REIT	4,908,977	11,952,888
	Charter Hall Retail REIT	4,116,592	9,945,921
	Charter Hall Social Infrastructure REIT	3,242,969	5,850,579
#	Cromwell Property Group	14,918,066	4,024,110
	Dexus	7,736,704	39,152,872
#	Dexus Convenience Retail REIT	574,259	1,018,732
	Dexus Industria REIT	2,669,783	4,877,861
	Garda Property Group	280,209	220,624
	GDI Property Group Partnership	6,057,663	2,628,144
	Goodman Group	14,118,418	234,354,018
	GPT Group	14,384,848	43,476,399
	Growthpoint Properties Australia Ltd.	2,248,204	3,518,502
#	HealthCo REIT	101,723	90,630
	HMC Capital Ltd.	212,684	843,535
	HomeCo Daily Needs REIT	10,224,071	8,416,547
	Hotel Property Investments Ltd.	2,236,251	4,373,442
	Ingenia Communities Group	3,041,264	8,809,160
	Mirvac Group	28,672,879	40,296,870
	National Storage REIT	9,274,939	13,909,743
	Region RE Ltd.	8,941,020	13,163,948
	Scentre Group	40,781,586	81,075,727
	Stockland	17,356,031	51,254,271
	Vicinity Ltd.	29,304,677	38,899,215
	Waypoint REIT Ltd.	5,610,839	9,032,939
TOTAL AUSTRALIA			701,337,647
BELGIUM — (3.6%)
	Aedifica SA	381,539	24,862,718
	Ascencio	29,026	1,554,537
#	Care Property Invest NV	324,195	4,551,284
	Cofinimmo SA	272,984	19,839,732
	Home Invest Belgium SA	35,177	574,178
	Intervest Offices & Warehouses NV	289,962	6,510,081
	Montea NV	113,978	9,783,260
#	Nextensa SA	29,540	1,429,734
	Retail Estates NV	122,248	8,008,500
	Shurgard Self Storage Ltd.	7,701	357,187
	Warehouses De Pauw CVA	1,359,187	39,765,934
	Wereldhave Belgium Comm VA	42,579	2,179,019
	Xior Student Housing NV	183,844	5,506,331
TOTAL BELGIUM			124,922,495

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
CANADA — (4.5%)
#	Allied Properties Real Estate Investment Trust	404,787	$5,877,081
#	Artis Real Estate Investment Trust	413,820	2,003,770
	Automotive Properties Real Estate Investment Trust	203,620	1,643,257
	Boardwalk Real Estate Investment Trust	167,256	8,683,453
	BSR Real Estate Investment Trust	179,135	2,090,505
#	BTB Real Estate Investment Trust	485,152	1,111,435
#	Canadian Apartment Properties REIT	589,836	20,475,024
#	Choice Properties Real Estate Investment Trust	1,309,302	13,672,955
	Crombie Real Estate Investment Trust	362,080	3,659,985
#	CT Real Estate Investment Trust	392,324	4,234,164
	Dream Industrial Real Estate Investment Trust	930,855	9,291,587
#	Dream Office Real Estate Investment Trust	149,329	1,204,006
#	European Residential Real Estate Investment Trust	232,142	414,401
	First Capital Real Estate Investment Trust	724,229	8,516,539
#	Granite Real Estate Investment Trust	221,615	11,939,138
	H&R Real Estate Investment Trust	954,036	6,989,666
#	Inovalis Real Estate Investment Trust	186,554	203,975
	InterRent Real Estate Investment Trust	500,198	5,011,467
	Killam Apartment Real Estate Investment Trust	405,047	5,642,850
#Ω	Minto Apartment Real Estate Investment Trust	162,771	1,998,847
	Morguard North American Residential Real Estate Investment Trust	222,885	2,509,933
#	Morguard Real Estate Investment Trust	345,156	1,360,651
	Nexus Industrial REIT	200,632	1,202,792
#	NorthWest Healthcare Properties Real Estate Investment Trust	837,062	3,050,767
	Plaza Retail REIT	558,211	1,540,379
	Primaris Real Estate Investment Trust	348,172	3,597,086
	PRO Real Estate Investment Trust	331,237	1,374,765
#	RioCan Real Estate Investment Trust	1,030,890	14,024,306
#	Slate Grocery REIT, Class U	209,058	1,951,488
	Slate Office REIT	74,943	44,594
#	SmartCentres Real Estate Investment Trust	514,261	9,432,613
#	True North Commercial Real Estate Investment Trust	58,823	382,397
TOTAL CANADA			155,135,876
CHINA — (0.1%)
	China Merchants Commercial Real Estate Investment Trust, Class R	237,000	38,081
	Spring Real Estate Investment Trust	5,882,000	1,498,654
	Yuexiu Real Estate Investment Trust	19,698,250	2,671,859
TOTAL CHINA			4,208,594
FRANCE — (6.2%)
	Altarea SCA	40,846	3,573,569
	ARGAN SA	72,932	6,467,795
	Carmila SA	521,855	9,272,842
	Covivio Hotels SACA	1,523	26,957
	Covivio SA	366,340	17,739,609
	Gecina SA	328,657	36,246,456
	ICADE	249,898	8,460,600
	Klepierre SA	1,494,622	38,696,768
	Mercialys SA	639,502	7,275,454
	Societe de la Tour Eiffel	49,135	798,310
#*	Unibail-Rodamco-Westfield, CDI	5,993,545	21,405,470
*	Unibail-Rodamco-Westfield	906,404	64,902,783
	Vitura SA	18,365	265,683
TOTAL FRANCE			215,132,296
GERMANY — (0.2%)
	Hamborner REIT AG	891,801	6,303,593

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (3.4%)
	Champion REIT	23,287,012	$5,545,058
	Fortune Real Estate Investment Trust	15,069,000	8,628,476
	Link REIT	19,969,121	100,158,753
	Prosperity REIT	15,023,000	2,392,735
	Regal Real Estate Investment Trust	9,834,000	681,095
	Sunlight Real Estate Investment Trust	11,751,000	2,867,749
TOTAL HONG KONG			120,273,866
INDIA — (0.0%)
Ω	Brookfield India Real Estate Trust	95,425	292,395
	Embassy Office Parks REIT	230,202	1,000,953
Ω	Mindspace Business Parks REIT	82,611	320,706
TOTAL INDIA			1,614,054
IRELAND — (0.2%)
	Irish Residential Properties REIT PLC	4,832,328	6,016,009
ITALY — (0.0%)
#	Immobiliare Grande Distribuzione SIIQ SpA	584,045	1,390,107
JAPAN — (22.5%)
	Activia Properties, Inc.	5,675	15,455,100
	Advance Logistics Investment Corp.	5,977	5,193,907
#	Advance Residence Investment Corp.	10,924	24,056,334
#	AEON REIT Investment Corp.	14,295	13,469,913
#	Comforia Residential REIT, Inc.	5,311	11,130,948
	CRE Logistics REIT, Inc.	5,344	5,590,729
	Daiwa House REIT Investment Corp.	17,630	31,150,457
	Daiwa Office Investment Corp.	2,326	9,915,765
#	Daiwa Securities Living Investments Corp.	15,730	11,317,084
#	ESCON Japan Reit Investment Corp.	2,587	2,082,788
	Frontier Real Estate Investment Corp.	4,194	12,396,950
	Fukuoka REIT Corp.	6,043	7,147,904
#	Global One Real Estate Investment Corp.	8,587	6,397,336
#	GLP J-Reit	38,484	34,359,803
#	Hankyu Hanshin REIT, Inc.	5,890	5,832,163
#	Health Care & Medical Investment Corp.	3,671	3,276,770
	Heiwa Real Estate REIT, Inc.	8,319	7,731,174
#	Hoshino Resorts REIT, Inc.	1,937	6,760,140
	Hulic Reit, Inc.	10,648	11,213,052
#	Ichigo Hotel REIT Investment Corp.	2,428	1,896,588
	Ichigo Office REIT Investment Corp.	9,107	5,117,502
#	Industrial & Infrastructure Fund Investment Corp.	17,256	15,615,689
	Invincible Investment Corp.	50,759	20,867,067
	Japan Excellent, Inc.	10,187	8,422,526
	Japan Hotel REIT Investment Corp.	35,483	18,234,656
#	Japan Logistics Fund, Inc.	7,780	14,385,388
	Japan Metropolitan Fund Invest	59,586	40,449,544
	Japan Prime Realty Investment Corp.	7,069	16,925,414
#	Japan Real Estate Investment Corp.	10,138	38,864,434
	KDX Realty Investment Corp.	33,540	36,382,235
	LaSalle Logiport REIT	15,529	15,725,433
#	Marimo Regional Revitalization REIT, Inc.	2,118	1,810,467
	Mirai Corp.	14,500	4,433,748
	Mitsubishi Estate Logistics REIT Investment Corp.	3,864	9,680,904
#	Mitsui Fudosan Logistics Park, Inc.	4,701	14,093,269
#	Mori Hills REIT Investment Corp., Class C	13,692	12,742,575
	Mori Trust Reit, Inc.	22,484	11,417,968

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Accommodations Fund, Inc.	4,301	$17,905,627
	Nippon Building Fund, Inc.	12,412	50,220,304
	Nippon Prologis REIT, Inc.	18,374	32,691,049
#	NIPPON REIT Investment Corp.	3,808	8,817,615
	Nomura Real Estate Master Fund, Inc.	35,617	38,974,445
	NTT UD REIT Investment Corp.	11,737	9,966,663
	One REIT, Inc.	2,227	4,095,422
	Ooedo Onsen REIT Investment Corp.	2,591	1,344,388
	Orix JREIT, Inc.	21,819	25,238,239
#	Samty Residential Investment Corp.	3,819	2,782,875
	Sankei Real Estate, Inc.	4,239	2,697,617
	Sekisui House Reit, Inc.	35,276	18,762,896
	SOSiLA Logistics REIT, Inc.	5,267	4,277,371
#	Star Asia Investment Corp.	15,661	6,140,719
	Starts Proceed Investment Corp.	2,442	3,371,170
	Takara Leben Real Estate Investment Corp.	6,222	4,425,634
#	Tokyu REIT, Inc.	7,664	8,936,945
	Tosei REIT Investment Corp.	3,133	3,022,215
	United Urban Investment Corp.	24,422	24,727,924
	XYMAX REIT Investment Corp.	2,608	2,132,445
TOTAL JAPAN			782,075,287
MALAYSIA — (0.6%)
	Al-'Aqar Healthcare REIT	191,600	50,951
#	Axis Real Estate Investment Trust	9,036,125	3,401,503
	Capitaland Malaysia Trust	12,746,369	1,574,497
#	IGB Real Estate Investment Trust	12,652,400	4,701,907
#	KLCCP Stapled Group	2,430,700	3,785,397
	Pavilion Real Estate Investment Trust	2,203,100	605,176
	Sunway Real Estate Investment Trust	14,885,200	4,970,810
#	YTL Hospitality REIT	5,352,300	1,312,831
TOTAL MALAYSIA			20,403,072
MEXICO — (3.4%)
	Asesor de Activos Prisma SAPI de CV	8,188,318	2,521,459
	Concentradora Fibra Danhos SA de CV	3,063,528	3,707,596
Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,139,070	2,404,828
Ω	FIBRA Macquarie Mexico	12,203,366	23,355,249
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,392,054	513,583
	Fibra Uno Administracion SA de CV	27,667,949	46,988,011
#	Prologis Property Mexico SA de CV	4,371,464	17,982,143
#	TF Administradora Industrial S de Real de CV	9,128,374	19,676,535
TOTAL MEXICO			117,149,404
NETHERLANDS — (0.7%)
#	Eurocommercial Properties NV	499,660	11,194,378
	NSI NV	219,026	4,680,797
	Vastned Retail NV	157,408	3,474,446
	Wereldhave NV	312,832	4,685,865
TOTAL NETHERLANDS			24,035,486
NEW ZEALAND — (1.7%)
	Argosy Property Ltd.	9,632,291	6,818,488
	Goodman Property Trust	11,613,151	15,880,480
	Kiwi Property Group Ltd.	17,709,946	9,403,421
	Precinct Properties New Zealand Ltd.	13,621,817	10,343,514
#	Property for Industry Ltd.	3,259,554	4,544,793

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#	Stride Property Group	4,341,324	$3,762,800
#	Vital Healthcare Property Trust	5,261,375	7,135,032
TOTAL NEW ZEALAND			57,888,528
PHILIPPINES — (0.0%)
	AREIT, Inc.	581,600	336,467
	DDMP Reit, Inc.	660,000	14,409
	MREIT, Inc.	597,600	146,686
TOTAL PHILIPPINES			497,562
SAUDI ARABIA — (0.0%)
	Al Rajhi REIT	253,508	598,015
	Derayah REIT	113,615	241,880
	Jadwa REIT Saudi Fund	84,630	293,858
	Musharaka Real Estate Income Fund	111,148	166,603
	Riyad REIT Fund	148,578	336,632
TOTAL SAUDI ARABIA			1,636,988
SINGAPORE — (11.0%)
	AIMS APAC REIT	6,458,054	6,294,776
	ARA U.S. Hospitality Trust	143,100	40,578
	CapitaLand Ascendas REIT	27,922,180	60,513,702
	CapitaLand Ascott Trust	18,744,521	13,363,593
	CapitaLand China Trust	10,889,600	6,764,004
#	CapitaLand Integrated Commercial Trust	43,954,311	65,525,606
	CDL Hospitality Trusts	9,664,680	7,402,864
#††	EC World Real Estate Investment Trust	2,427,600	380,019
	ESR-LOGOS REIT	60,067,932	13,868,371
	Far East Hospitality Trust	9,980,021	4,827,622
#	First Real Estate Investment Trust	16,764,103	3,253,123
#	Frasers Centrepoint Trust	8,905,258	15,231,742
	Frasers Logistics & Commercial Trust	25,416,032	21,157,336
#	IREIT Global	2,638,234	785,895
#	Keppel DC REIT	9,717,083	12,200,962
#	Keppel Pacific Oak U.S. REIT	7,715,600	2,155,338
	Keppel REIT	16,916,126	11,633,490
#	Lendlease Global Commercial REIT	13,573,756	6,355,634
	Lippo Malls Indonesia Retail Trust	55,201,179	692,124
	Manulife U.S. Real Estate Investment Trust	13,441,286	799,837
	Mapletree Industrial Trust	17,814,758	32,447,002
	Mapletree Logistics Trust	26,980,447	31,024,155
	Mapletree Pan Asia Commercial Trust	18,392,106	19,917,067
	OUE Real Estate Investment Trust	14,525,454	3,072,142
	Paragon REIT	42,100	27,448
	Parkway Life Real Estate Investment Trust	3,974,800	10,416,053
#	Prime U.S. REIT	3,640,000	602,478
#	Sabana Industrial Real Estate Investment Trust	7,626,097	2,127,451
	Sasseur Real Estate Investment Trust	4,134,800	2,062,598
	Starhill Global REIT	21,319,400	8,170,805
#	Suntec Real Estate Investment Trust	20,787,300	18,376,562
TOTAL SINGAPORE			381,490,377
SOUTH AFRICA — (1.8%)
#	Attacq Ltd.	4,812,181	2,543,517
	Burstone Group Limited	5,053,097	2,315,881
#	Equites Property Fund Ltd.	6,343,016	4,864,078
	Fairvest Ltd., Class B	6,053,964	1,185,757

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Growthpoint Properties Ltd.	27,202,767	$17,232,759
	Hyprop Investments Ltd.	3,384,669	5,778,738
	Octodec Investments Ltd.	456,880	240,046
	Redefine Properties Ltd.	52,885,997	11,731,096
	Resilient REIT Ltd.	3,159,270	7,954,326
	SA Corporate Real Estate Ltd.	25,408,550	3,457,803
	Stor-Age Property REIT Ltd.	36,076	26,927
	Vukile Property Fund Ltd.	7,918,955	6,395,483
TOTAL SOUTH AFRICA			63,726,411
SOUTH KOREA — (0.3%)
	E KOCREF CR-REIT Co. Ltd.	317,026	1,160,388
	IGIS Residence REIT Co. Ltd.	9,848	26,539
	IGIS Value Plus REIT Co. Ltd.	247,582	856,581
	JR Global Reit	1,131,404	3,441,451
	KB Star Real Estate Investment Trust, Inc.	11,951	34,780
	Koramco Life Infra Reit	606,366	2,243,892
	Mirae Asset Global REIT Co. Ltd.	17,722	35,829
	Miraeasset Maps Reit1 Co. Ltd.	11,890	25,672
	Shinhan Alpha REIT Co. Ltd.	575,752	2,801,613
	SK REITs Co. Ltd.	46,698	131,078
TOTAL SOUTH KOREA			10,757,823
SPAIN — (1.3%)
	Inmobiliaria Colonial Socimi SA	2,085,004	12,535,668
	Lar Espana Real Estate Socimi SA	743,303	4,987,025
	Merlin Properties Socimi SA	2,595,301	26,428,526
TOTAL SPAIN			43,951,219
TAIWAN — (0.3%)
	Cathay No. 1 REIT	10,846,000	6,061,398
	Cathay No. 2 REIT	4,142,000	2,215,089
	Fubon No. 1 REIT	1,308,000	615,645
	Fubon No. 2 REIT	4,032,000	1,706,419
TOTAL TAIWAN			10,598,551
THAILAND — (0.0%)
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,099,700	316,170
	IMPACT Growth Real Estate Investment Trust	599,200	204,364
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	1,412,700	390,232
TOTAL THAILAND			910,766
TURKEY — (0.4%)
*	Akfen Gayrimenkul Yatirim Ortakligi AS	11,111,840	749,708
*	AKIS Gayrimenkul Yatirimi AS	3,472,281	1,620,944
	Alarko Gayrimenkul Yatirim Ortakligi AS	456,895	617,886
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	11,645,786	3,850,649
	Halk Gayrimenkul Yatirim Ortakligi AS	1,533,102	139,627
*	Is Gayrimenkul Yatirim Ortakligi AS	2,127,985	1,251,005
*	Kiler Gayrimenkul Yatirim Ortakligi AS	1,632,278	176,504
	Kuyumcukent Gayrimenkul Yatirimlari AS	49,935	100,275
*	Nurol Gayrimenkul Yatirim Ortakligi AS	244,891	56,223
*	Ozak Gayrimenkul Yatirim Ortakligi	2,481,099	733,257
	Panora Gayrimenkul Yatirim Ortakligi	560,632	726,853
	Pera Gayrimenkul Yatirim Ortakligi AS	87,771	71,169
*	Reysas Gayrimenkul Yatirim Ortakligi AS	612,242	504,017

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Servet Gayrimenkul Yatirim Ortakligi AS	39,839	$439,606
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,363,217	1,636,839
#*	Vakif Gayrimenkul Yatirim Ortakligi AS	6,350,830	426,118
	Yeni Gimat Gayrimenkul Ortakligi AS	609,984	779,031
TOTAL TURKEY			13,879,711
UNITED KINGDOM — (14.1%)
#	ABRDN PROPERTY INCOME TRUST Ltd.	4,266,751	2,950,366
	AEW U.K. REIT PLC	8,850	10,852
	Assura PLC	28,060,163	15,788,965
	Balanced Commercial Property Trust Ltd.	1,670,815	1,602,435
	Big Yellow Group PLC	1,531,876	22,150,957
	British Land Co. PLC	6,879,391	33,067,299
	Capital & Regional PLC	5,467	3,764
#	CLS Holdings PLC	848,609	1,055,397
#	Custodian Property Income Reit PLC	2,966,645	2,681,725
#	Derwent London PLC	800,123	21,564,783
	Empiric Student Property PLC	6,282,003	7,277,979
	Great Portland Estates PLC	2,021,012	10,633,928
	Hammerson PLC	40,920,728	13,964,447
	Helical PLC	4,503	11,656
	Impact Healthcare Reit PLC	1,834,437	1,981,717
*††	Intu Properties PLC	13,154,605	0
	Land Securities Group PLC	5,689,059	47,962,755
	LondonMetric Property PLC	8,754,883	21,391,629
	LXI REIT PLC	13,887,354	18,521,570
	NewRiver REIT PLC	4,127,624	4,057,420
	Palace Capital PLC	27,775	71,244
	Picton Property Income Ltd.	832,999	706,713
	Primary Health Properties PLC	11,622,811	14,261,514
#	PRS REIT PLC	1,726,388	1,841,793
Ω	Regional REIT Ltd.	4,466,348	1,683,803
Ω	Residential Secure Income PLC	132,270	84,502
	Safestore Holdings PLC	2,026,332	21,102,690
	Schroder Real Estate Investment Trust Ltd.	5,397,640	3,104,365
	Segro PLC	9,546,582	106,025,001
#	Shaftesbury Capital PLC	13,056,264	21,994,458
	Supermarket Income Reit PLC	112,174	114,887
	Target Healthcare REIT PLC	4,960,265	5,219,839
	Town Centre Securities PLC	222	365
Ω	Triple Point Social Housing Reit PLC	387,794	285,585
	Tritax Big Box REIT PLC	16,230,484	33,979,940
	U.K. Commercial Property REIT Ltd.	2,504,756	2,028,922
	UNITE Group PLC	2,961,776	37,839,165
	Urban Logistics REIT PLC	1,096,014	1,735,440
	Warehouse Reit PLC	372,426	408,398
	Workspace Group PLC	1,518,847	9,990,536
TOTAL UNITED KINGDOM			489,158,804
TOTAL COMMON STOCKS Cost ($3,545,486,347)			3,354,494,526

			Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	10,470,853	121,126,829
TOTAL INVESTMENTS — (100.0%)
(Cost $3,666,611,336)^^			$3,475,621,355

DFA International Real Estate Securities Portfolio
CONTINUED
As of January 31, 2024, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	114	03/15/24	$27,181,816	$27,761,850	$580,034
Total Futures Contracts			$27,181,816	$27,761,850	$580,034
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$701,337,647	—	$701,337,647
Belgium	—	124,922,495	—	124,922,495
Canada	$155,135,876	—	—	155,135,876
China	—	4,208,594	—	4,208,594
France	—	215,132,296	—	215,132,296
Germany	—	6,303,593	—	6,303,593
Hong Kong	—	120,273,866	—	120,273,866
India	—	1,614,054	—	1,614,054
Ireland	—	6,016,009	—	6,016,009
Italy	—	1,390,107	—	1,390,107
Japan	—	782,075,287	—	782,075,287
Malaysia	—	20,403,072	—	20,403,072
Mexico	117,149,404	—	—	117,149,404
Netherlands	—	24,035,486	—	24,035,486
New Zealand	—	57,888,528	—	57,888,528
Philippines	—	497,562	—	497,562
Saudi Arabia	—	1,636,988	—	1,636,988
Singapore	—	381,110,358	$380,019	381,490,377
South Africa	—	63,726,411	—	63,726,411
South Korea	—	10,757,823	—	10,757,823
Spain	—	43,951,219	—	43,951,219
Taiwan	—	10,598,551	—	10,598,551
Thailand	—	910,766	—	910,766
Turkey	—	13,879,711	—	13,879,711
United Kingdom	—	489,158,804	—	489,158,804
Securities Lending Collateral	—	121,126,829	—	121,126,829
Futures Contracts**	580,034	—	—	580,034
TOTAL	$272,865,314	$3,202,956,056	$380,019^	$3,476,201,389
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Global Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value†
COMMON STOCKS — (72.4%)
UNITED STATES — (72.4%)
#	Acadia Realty Trust	418,902	$7,146,468
	Agree Realty Corp.	419,127	24,984,160
	Alexander's, Inc.	10,106	2,221,198
#	Alexandria Real Estate Equities, Inc.	739,904	89,454,394
	Alpine Income Property Trust, Inc.	41,613	646,666
	American Assets Trust, Inc.	223,764	5,019,027
	American Homes 4 Rent, Class A	1,439,132	50,441,577
	American Tower Corp.	2,050,133	401,108,521
	Americold Realty Trust, Inc.	1,291,240	35,509,100
	Apartment Income REIT Corp.	693,170	22,659,727
*	Apartment Investment & Management Co., Class A	593,950	4,413,048
#	Apple Hospitality REIT, Inc.	1,005,706	16,151,638
#*	Ashford Hospitality Trust, Inc.	130,511	216,648
	AvalonBay Communities, Inc.	631,701	113,080,796
	Bluerock Homes Trust, Inc.	14,660	199,381
	Boston Properties, Inc.	692,917	46,078,980
	Braemar Hotels & Resorts, Inc.	253,577	578,156
	Brandywine Realty Trust	832,615	3,946,595
	Brixmor Property Group, Inc.	1,357,370	30,459,383
	Broadstone Net Lease, Inc.	778,010	12,502,621
	BRT Apartments Corp.	40,192	675,226
	Camden Property Trust	468,283	43,943,677
	CareTrust REIT, Inc.	550,603	11,518,615
	CBL & Associates Properties, Inc.	9,627	225,079
	Centerspace	68,378	3,744,379
	Chatham Lodging Trust	224,278	2,354,919
	City Office REIT, Inc.	200,461	1,052,420
	Clipper Realty, Inc.	18,587	94,050
	Community Healthcare Trust, Inc.	113,217	2,897,223
	COPT Defense Properties	494,630	11,653,483
	Cousins Properties, Inc.	663,050	15,190,475
	Creative Media & Community Trust Corp.	2,013	6,925
	Crown Castle, Inc.	1,930,586	208,985,934
#	CTO Realty Growth, Inc.	96,992	1,603,278
#	CubeSmart	994,914	43,000,183
#	DiamondRock Hospitality Co.	924,127	8,446,521
#	Digital Realty Trust, Inc.	1,309,024	183,865,511
	Diversified Healthcare Trust	808,817	2,321,305
#	Douglas Emmett, Inc.	760,746	10,308,108
#	Easterly Government Properties, Inc.	440,978	5,415,210
	EastGroup Properties, Inc.	205,765	36,508,884
	Elme Communities	406,384	5,884,440
	Empire State Realty Trust, Inc., Class A	633,962	6,035,318
#	EPR Properties	334,080	14,789,722
	Equinix, Inc.	412,526	342,301,699
	Equity Commonwealth	493,733	9,435,238
	Equity LifeStyle Properties, Inc.	802,700	54,334,763
	Equity Residential	1,593,398	95,906,626
#	Essential Properties Realty Trust, Inc.	741,177	18,462,719
	Essex Property Trust, Inc.	287,862	67,149,569
	Extra Space Storage, Inc.	941,132	135,937,136
	Federal Realty Investment Trust	334,965	34,075,989
	First Industrial Realty Trust, Inc.	585,621	30,171,194
	Four Corners Property Trust, Inc.	418,785	9,803,757
	Franklin Street Properties Corp., Class C	446,207	1,097,669

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
#	Gaming & Leisure Properties, Inc.	1,176,594	$53,711,516
	Getty Realty Corp.	230,154	6,366,060
#	Gladstone Commercial Corp.	170,786	2,189,477
	Global Medical REIT, Inc.	286,431	2,895,817
#	Global Net Lease, Inc.	905,868	7,654,581
	Healthcare Realty Trust, Inc., Class A	1,712,310	27,585,314
	Healthpeak Properties, Inc.	2,403,430	44,463,455
#	Highwoods Properties, Inc.	489,020	11,232,789
	Host Hotels & Resorts, Inc.	3,106,738	59,711,504
#	Hudson Pacific Properties, Inc.	627,050	5,135,539
	Independence Realty Trust, Inc.	985,900	14,482,871
	Industrial Logistics Properties Trust	299,759	1,193,041
#	Innovative Industrial Properties, Inc.	76,416	7,124,264
	InvenTrust Properties Corp.	184,848	4,589,776
	Invitation Homes, Inc.	2,698,837	88,872,702
	Iron Mountain, Inc.	1,288,694	87,012,619
#	JBG SMITH Properties	401,648	6,426,368
	Kilroy Realty Corp.	535,098	19,135,104
	Kimco Realty Corp.	3,066,340	61,940,071
	Kite Realty Group Trust	986,934	21,120,388
	Lamar Advertising Co., Class A	388,109	40,627,250
	LTC Properties, Inc.	182,589	5,691,299
	LXP Industrial Trust	1,300,285	11,819,591
#	Macerich Co.	997,188	15,745,599
#	Medical Properties Trust, Inc.	2,683,394	8,318,521
	Mid-America Apartment Communities, Inc.	520,969	65,840,062
	National Health Investors, Inc.	200,385	10,656,474
#	National Storage Affiliates Trust	384,430	14,358,460
#	NET Lease Office Properties	64,964	1,609,813
#	NETSTREIT Corp.	328,123	5,961,995
	NexPoint Residential Trust, Inc.	103,198	3,152,699
#	NNN REIT, Inc.	820,726	33,108,087
#	Office Properties Income Trust	231,988	851,396
#	Omega Healthcare Investors, Inc.	1,106,710	32,094,590
	One Liberty Properties, Inc.	76,970	1,557,873
	Orion Office REIT, Inc.	254,717	1,309,245
#	Outfront Media, Inc.	655,746	8,537,813
	Paramount Group, Inc.	751,468	3,569,473
	Park Hotels & Resorts, Inc.	971,546	14,650,914
#	Pebblebrook Hotel Trust	557,536	8,485,698
	Phillips Edison & Co., Inc.	255,472	8,867,433
	Physicians Realty Trust	1,072,073	13,122,174
	Piedmont Office Realty Trust, Inc., Class A	556,756	3,785,941
	Plymouth Industrial REIT, Inc.	138,643	3,069,556
	Postal Realty Trust, Inc., Class A	69,603	981,402
#	Prologis, Inc.	4,099,876	519,413,290
	Public Storage	704,072	199,386,150
	Realty Income Corp.	3,277,915	178,285,788
	Regency Centers Corp.	728,201	45,636,357
	Retail Opportunity Investments Corp.	582,984	7,922,753
	Rexford Industrial Realty, Inc.	929,370	48,875,568
	RLJ Lodging Trust	721,055	8,349,817
	Ryman Hospitality Properties, Inc.	251,088	27,594,571
	Sabra Health Care REIT, Inc.	1,068,903	14,259,166
	Saul Centers, Inc.	60,810	2,326,591
	SBA Communications Corp.	484,466	108,452,559
	Service Properties Trust	736,861	5,695,936
	Simon Property Group, Inc.	1,462,643	202,736,946
	SITE Centers Corp.	871,617	11,609,938

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
#	SL Green Realty Corp.	299,429	$13,459,334
	STAG Industrial, Inc.	803,295	29,673,717
	Summit Hotel Properties, Inc.	495,000	3,207,600
	Sun Communities, Inc.	552,281	69,228,423
	Sunstone Hotel Investors, Inc.	902,835	9,633,249
#	Tanger, Inc.	480,198	12,917,326
#	Terreno Realty Corp.	377,841	22,568,443
	UDR, Inc.	1,408,141	50,721,239
	UMH Properties, Inc.	288,440	4,358,328
#	Uniti Group, Inc.	1,132,202	5,955,383
	Universal Health Realty Income Trust	60,265	2,399,150
	Urban Edge Properties	516,511	8,920,145
	Ventas, Inc.	1,776,149	82,395,552
	Veris Residential, Inc.	343,215	5,234,029
	VICI Properties, Inc.	4,492,485	135,313,648
#	Vornado Realty Trust	838,914	22,810,072
#	Welltower, Inc.	2,217,008	191,793,362
	Whitestone REIT	218,891	2,828,072
#	WP Carey, Inc.	976,986	60,534,053
	Xenia Hotels & Resorts, Inc.	479,581	6,392,815
TOTAL UNITED STATES			5,257,521,312
AFFILIATED INVESTMENT COMPANIES — (25.6%)
UNITED STATES — (25.6%)
	Investment in DFA International Real Estate Securities Portfolio Portfolio of DFA Investment Dimensions Group, Inc.	520,782,184	1,859,192,396
TOTAL INVESTMENT SECURITIES (Cost $7,125,899,285)			7,116,713,708

SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	12,475,190	144,312,999
TOTAL INVESTMENTS — (100.0%)
(Cost $7,270,212,284)^^			$7,261,026,707
As of January 31, 2024, DFA Global Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	233	03/15/24	$55,393,931	$56,741,325	$1,347,394
Total Futures Contracts			$55,393,931	$56,741,325	$1,347,394
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,257,521,312	—	—	$5,257,521,312
Affiliated Investment Company	1,859,192,396	—	—	1,859,192,396

DFA Global Real Estate Securities Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$144,312,999	—	$144,312,999
Futures Contracts**	$1,347,394	—	—	1,347,394
TOTAL	$7,118,061,102	$144,312,999	—	$7,262,374,101
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA International Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.9%)
AUSTRALIA — (5.9%)
#	A2B Australia Ltd.	24,144	$22,623
	Accent Group Ltd.	616,603	810,093
	Acrow Ltd.	114	79
#	Adairs Ltd.	722,291	799,621
*	Adbri Ltd.	3,237,062	6,438,865
*	Ainsworth Game Technology Ltd.	814,002	722,909
*	Alkane Resources Ltd.	2,296,508	855,488
*	Alliance Aviation Services Ltd.	263,434	576,845
*	Alumina Ltd.	3,779,731	2,843,543
	AMP Ltd.	2,408,823	1,460,878
	Ansell Ltd.	1,123,409	17,668,777
#	APM Human Services International Ltd.	36,438	17,589
	ARN Media Ltd.	1,231,755	803,943
*	Aurelia Metals Ltd.	1,541,056	115,534
	Austal Ltd.	4,758,372	6,312,619
#*	Austin Engineering Ltd.	656,808	168,988
*	Australian Agricultural Co. Ltd.	2,804,180	2,678,213
#*	Australian Vintage Ltd.	612,478	150,183
	Auswide Bank Ltd.	15,210	51,449
	AVJennings Ltd.	1,741,632	364,948
#	Bank of Queensland Ltd.	3,912,292	15,359,500
	Bapcor Ltd.	1,392,913	5,098,770
	Base Resources Ltd.	1,700,058	177,839
*	BCI Minerals Ltd.	917,845	164,736
	Beach Energy Ltd.	25,772,590	27,657,506
	Bega Cheese Ltd.	1,334,673	3,252,713
#	Bell Financial Group Ltd.	49,868	42,804
	Bendigo & Adelaide Bank Ltd.	26,375	168,508
#*	Bravura Solutions Ltd.	3,108,306	1,668,165
	Brickworks Ltd.	1,011,777	19,312,882
*††	BWX Ltd.	1,263,882	31,094
	Calima Energy Ltd.	1,329,878	91,113
	Capral Ltd.	28,874	187,285
#	Cedar Woods Properties Ltd.	973,376	3,086,793
	Challenger Ltd.	1,495,273	6,343,218
#*	Cooper Energy Ltd.	38,883,318	3,294,947
	Costa Group Holdings Ltd.	3,465,183	7,209,645
	Credit Corp. Group Ltd.	194,752	2,165,092
	CSR Ltd.	1,284,180	5,782,621
	Domain Holdings Australia Ltd.	172,385	374,066
	Downer EDI Ltd.	10,187,678	27,745,625
	Elanor Investor Group	68,066	58,603
	Elders Ltd.	1,077,461	6,294,338
#	Emeco Holdings Ltd.	2,956,510	1,215,991
	Enero Group Ltd.	24,327	26,491
	EQT Holdings Ltd.	35,784	644,875
	EVT Ltd.	551,193	4,496,494
	Fenix Resources Ltd.	218,733	37,944
*	Finbar Group Ltd.	11,796	5,438
*	FleetPartners Group Ltd.	4,090,187	8,167,585
#	Fleetwood Ltd.	1,311,038	1,490,373
	G8 Education Ltd.	11,779,466	8,155,327
	GrainCorp Ltd., Class A	4,664,869	24,508,715
	Grange Resources Ltd.	8,982,855	2,771,938
	GTN Ltd.	74,832	23,520

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	GUD Holdings Ltd.	670,142	$5,319,314
	GWA Group Ltd.	1,622,189	2,413,918
#	Harvey Norman Holdings Ltd.	4,338,471	12,467,933
*	Healius Ltd.	11,119,593	10,003,763
	Helia Group Ltd.	6,335,205	20,371,505
	Horizon Oil Ltd.	118,216	11,529
#	Humm Group Ltd.	4,140,104	1,813,960
	Iluka Resources Ltd.	628,136	2,933,760
	Imdex Ltd.	532,942	588,014
	Insignia Financial Ltd.	8,611,873	11,957,928
	Integral Diagnostics Ltd.	9,746	12,606
	IVE Group Ltd.	1,320,802	1,877,048
*	Judo Capital Holdings Ltd.	146,495	112,211
	Jupiter Mines Ltd.	1,747,299	210,748
*	Karoon Energy Ltd.	1,559,727	1,962,400
	Kelsian Group Ltd.	185,568	863,078
	Lendlease Corp. Ltd.	1,211,227	5,814,473
	Link Administration Holdings Ltd.	733,502	1,039,273
#	Maas Group Holdings Ltd.	6,892	18,214
#	Macmahon Holdings Ltd.	8,186,613	934,954
	Magellan Financial Group Ltd.	1,420,498	8,326,087
#	McPherson's Ltd.	1,678,526	632,261
#*	Metals X Ltd.	255,210	48,972
#	Michael Hill International Ltd.	416,865	228,277
*	MMA Offshore Ltd.	1,783,268	2,417,068
	Monadelphous Group Ltd.	5,707	51,144
	Monash IVF Group Ltd.	5,115,539	4,808,219
*	Mount Gibson Iron Ltd.	8,594,186	2,968,278
#	Myer Holdings Ltd.	10,861,154	4,806,472
	MyState Ltd.	1,486,729	3,226,812
#	Navigator Global Investments Ltd.	1,553,589	1,403,727
	New Hope Corp. Ltd.	2,963,998	10,366,995
	Nickel Industries Ltd.	13,121,993	6,725,018
#	Nine Entertainment Co. Holdings Ltd.	5,813,133	7,458,228
	NRW Holdings Ltd.	6,974,833	12,325,197
#	Nufarm Ltd.	5,584,761	20,130,906
*	Nuix Ltd.	14,040	14,215
#	OM Holdings Ltd.	97,211	29,334
*	Omni Bridgeway Ltd.	162,097	141,309
	oOh!media Ltd.	4,023,833	4,200,042
#	Pacific Current Group Ltd.	70,198	432,944
	Peet Ltd.	3,110,810	2,502,880
	PeopleIN Ltd.	23,337	18,552
*	Perenti Ltd.	9,364,175	4,979,857
#	Perpetual Ltd.	362,898	6,106,644
	Perseus Mining Ltd.	18,885,979	22,238,208
#	Peter Warren Automotive Holdings Ltd.	196,341	308,008
*	PEXA Group Ltd.	561,996	4,199,783
	Premier Investments Ltd.	344,963	6,280,798
#	Propel Funeral Partners Ltd.	129,988	454,415
	Ramelius Resources Ltd.	9,248,756	9,606,419
*	Regis Resources Ltd.	11,543,382	15,743,645
	Reject Shop Ltd.	262,497	932,218
	Reliance Worldwide Corp. Ltd.	5,734,006	15,677,325
#*	Resolute Mining Ltd.	32,504,542	9,131,090
*	Retail Food Group Ltd.	440,548	21,351
	Ridley Corp. Ltd.	3,910,158	7,144,973
*	Sandfire Resources Ltd.	7,620,095	35,811,308
*	Select Harvests Ltd.	630,432	1,532,935

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Servcorp Ltd.	409,955	$887,086
	Service Stream Ltd.	5,997,020	3,654,436
*	Seven West Media Ltd.	626,108	106,287
	SG Fleet Group Ltd.	49,174	77,334
#	Shaver Shop Group Ltd.	1,183,624	917,472
	Sigma Healthcare Ltd.	12,971,685	8,762,636
*	Silver Lake Resources Ltd.	15,014,709	11,815,979
	Sims Ltd.	2,930,237	27,446,449
#	Solvar Ltd.	2,757,030	2,084,539
	Southern Cross Electrical Engineering Ltd.	209,262	128,537
#	Southern Cross Media Group Ltd.	1,068,054	719,314
*††	SpeedCast International Ltd.	59,723	0
	SRG Global Ltd.	639,143	287,428
*	Star Entertainment Group Ltd.	14,422,910	5,233,714
	Sunland Group Ltd.	1,837,244	87,989
	Super Retail Group Ltd.	1,336,678	13,794,760
*	Superloop Ltd.	2,824,059	1,301,014
	Tabcorp Holdings Ltd.	24,994,321	12,984,872
*††	Ten Sixty Four Ltd.	500,279	36,103
*††	Virgin Australia Holdings Pty. Ltd.	39,419,376	0
Ω	Viva Energy Group Ltd.	1,264,928	2,881,333
*	West African Resources Ltd.	4,077,709	2,584,578
*	Westgold Resources Ltd.	5,157,513	7,440,470
TOTAL AUSTRALIA			647,366,614
AUSTRIA — (0.8%)
	Agrana Beteiligungs AG	344,847	5,239,928
Ω	BAWAG Group AG	357,777	18,420,704
	EVN AG	97,288	2,688,845
*	Lenzing AG	6,463	215,327
	Oberbank AG	20,237	1,509,987
	Porr Ag	62,024	870,260
	Raiffeisen Bank International AG	381,214	7,948,026
	Semperit AG Holding	40,263	631,087
	Strabag SE	3,237	151,558
	Strabag SE	718	33,415
	UNIQA Insurance Group AG	19,497	163,588
	Vienna Insurance Group AG Wiener Versicherung Gruppe	422,771	11,949,061
	voestalpine AG	1,105,975	32,904,651
	Zumtobel Group AG	172,288	1,118,958
TOTAL AUSTRIA			83,845,395
BELGIUM — (1.7%)
	Ackermans & van Haaren NV	293,583	49,088,576
	Ageas SA	13,357	573,977
*	AGFA-Gevaert NV	1,018,961	1,384,751
	Bekaert SA	841,379	41,036,572
#	bpost SA	363,040	1,482,900
	Cie d'Entreprises CFE	51,813	457,445
	Deceuninck NV	1,437,365	3,515,279
	Deme Group NV	24,591	3,086,146
	Econocom Group SA	8,400	21,340
	Euronav NV	2,281,463	40,165,121
*	Galapagos NV	212,285	7,963,385
*	Galapagos NV, Sponsored ADR	37,726	1,417,366
	Gimv NV	189,830	8,852,673
	Greenyard NV	72,342	431,703
*	Ontex Group NV	119,307	942,725

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Proximus SADP	1,094,275	$10,383,932
	Recticel SA	468,572	5,792,985
	Roularta Media Group NV	8,595	117,413
	Sipef NV	89,430	4,752,191
	Tessenderlo Group SA	107,800	3,086,321
	Viohalco SA	35,319	246,362
TOTAL BELGIUM			184,799,163
CANADA — (11.2%)
*	5N Plus, Inc.	18,040	49,110
#	Acadian Timber Corp.	112,677	1,359,382
	ADENTRA, Inc.	23,338	549,579
*	Advantage Energy Ltd.	2,925,458	19,191,892
	Aecon Group, Inc.	1,119,494	11,507,611
	AGF Management Ltd., Class B	1,043,632	5,977,140
#*	Aimia, Inc.	58,791	144,305
	Alamos Gold, Inc., Class A	6,659,516	80,640,351
	Alaris Equity Partners Income	284,825	3,529,461
#	Algoma Central Corp.	307,731	3,518,037
	Amerigo Resources Ltd.	84,315	80,900
#	Andrew Peller Ltd., Class A	36,665	122,721
	B2Gold Corp.	14,540,723	40,688,480
	Baytex Energy Corp.	584,509	1,856,412
#	Birchcliff Energy Ltd.	5,334,498	20,235,739
	Bird Construction, Inc.	4,700	53,522
	Black Diamond Group Ltd.	946,035	6,100,728
#*	Bonterra Energy Corp.	216,815	786,981
	Brookfield Reinsurance Ltd.	3,796	149,828
*	Calfrac Well Services Ltd.	16,706	63,869
	Canaccord Genuity Group, Inc.	1,166,180	6,410,108
	Canadian Western Bank	1,864,496	41,063,429
*	Canfor Corp.	912,421	11,048,543
*	Capstone Copper Corp.	2,048,287	10,085,656
#	Cardinal Energy Ltd.	1,248,051	5,913,261
	Cascades, Inc.	1,836,297	20,091,434
*	Celestica, Inc.	2,279,960	78,363,596
	Centerra Gold, Inc.	4,363,874	23,013,029
	CES Energy Solutions Corp.	1,479,246	4,445,055
	Chesswood Group Ltd.	56,300	375,626
	Cogeco Communications, Inc.	111,405	5,141,642
	Cogeco, Inc.	57,718	2,561,238
*	Conifex Timber, Inc.	21,950	14,204
	Converge Technology Solutions Corp.	22,700	76,654
#	Corus Entertainment, Inc., Class B	3,034,155	2,143,960
	Crescent Point Energy Corp.	10,562,860	68,888,567
*	Crew Energy, Inc.	2,742,460	8,526,522
#*	Cronos Group, Inc.	86,114	172,228
*	dentalcorp Holdings Ltd.	99,456	485,278
	Dexterra Group, Inc.	246,324	1,097,461
	Doman Building Materials Group Ltd.	651,248	3,802,519
*	Dorel Industries, Inc., Class B	53,101	257,122
	DREAM Unlimited Corp., Class A	204,452	3,605,597
	Dundee Precious Metals, Inc.	2,965,864	18,993,707
	ECN Capital Corp.	151,317	309,511
	E-L Financial Corp. Ltd.	6,159	4,657,009
*	Eldorado Gold Corp.	3,213,144	39,241,282
	Enerflex Ltd.	514,819	2,653,647
*	Ensign Energy Services, Inc.	1,922,480	3,331,755
	EQB, Inc.	470,180	32,286,078

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Equinox Gold Corp.	3,589,778	$15,812,409
	Exco Technologies Ltd.	360,519	2,062,101
	Firm Capital Mortgage Investment Corp.	174,532	1,482,506
	First Majestic Silver Corp.	2,530	11,689
#*	Fortuna Silver Mines, Inc.	4,260,934	12,944,451
*	Frontera Energy Corp.	406,389	2,433,286
#	GoldMoney, Inc.	1,640	9,588
#*	Gran Tierra Energy, Inc.	468,849	2,629,170
	Guardian Capital Group Ltd., Class A	87,470	2,811,896
*	Heroux-Devtek, Inc.	237,647	2,699,148
	High Liner Foods, Inc.	263,096	2,273,923
	Hudbay Minerals, Inc.	4,261,023	23,671,794
*	IAMGOLD Corp.	6,860,535	16,328,997
#	InPlay Oil Corp.	27,400	44,632
*	Interfor Corp.	942,817	14,586,332
*	Kelt Exploration Ltd.	1,328,186	5,305,040
*	Knight Therapeutics, Inc.	778,302	3,073,959
#	KP Tissue, Inc.	7,820	51,476
	Lassonde Industries, Inc., Class A	14,670	1,565,695
	Laurentian Bank of Canada	756,806	14,934,035
	Leon's Furniture Ltd.	2,558	40,488
#*††	Lightstream Resources Ltd.	2,048,004	0
	Linamar Corp.	951,381	45,125,937
*	Lucara Diamond Corp.	42,000	12,964
	Magellan Aerospace Corp.	91,875	515,941
*	Mandalay Resources Corp.	8,398	10,182
	Martinrea International, Inc.	2,130,177	21,880,876
	Mattr Corp.	341,736	4,135,553
*	MDA Ltd.	51,513	427,982
*	MEG Energy Corp.	3,563,538	67,377,095
	Melcor Developments Ltd.	150,809	1,318,015
	Methanex Corp.	344,566	15,272,964
#	Mullen Group Ltd.	1,042,034	11,602,699
	Neo Performance Materials, Inc.	39,626	227,243
*	New Gold, Inc.	2,145,607	2,585,357
	Northland Power, Inc.	312	5,741
*	NuVista Energy Ltd.	2,629,607	20,380,457
#*	Obsidian Energy Ltd.	324,738	2,206,849
	OceanaGold Corp.	11,719,544	23,448,677
	Onex Corp.	159,720	11,793,227
	Osisko Gold Royalties Ltd.	23	335
*	Osisko Mining, Inc.	35,164	63,295
	Pan American Silver Corp.	1,291,573	17,484,197
#	Paramount Resources Ltd., Class A	753,910	14,860,062
	Parex Resources, Inc.	1,672,863	27,697,520
	Park Lawn Corp.	98,055	1,458,663
#	Petrus Resources Ltd.	39,160	36,409
#	Peyto Exploration & Development Corp.	2,778,465	26,804,040
	Pizza Pizza Royalty Corp.	475,916	5,157,571
	Polaris Renewable Energy, Inc.	343,306	3,462,553
	PrairieSky Royalty Ltd.	134,774	2,223,428
*	Precision Drilling Corp.	203,506	12,602,356
#	Quarterhill, Inc.	587,630	817,337
	Russel Metals, Inc.	719,205	23,585,666
	Sandstorm Gold Ltd.	446,631	2,034,102
*	SNDL, Inc.	172,438	229,342
#	SSR Mining, Inc.	3,157,810	29,769,728
#*Ω	STEP Energy Services Ltd.	86,521	288,307
	Supremex, Inc.	16,500	52,159

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Surge Energy, Inc.	375,519	$1,770,829
#	Tamarack Valley Energy Ltd.	2,710,761	6,230,244
	Tidewater Midstream & Infrastructure Ltd.	1,827,451	1,264,108
#	Timbercreek Financial Corp.	961,411	5,091,484
*	Torex Gold Resources, Inc.	1,016,636	10,442,741
	Total Energy Services, Inc.	519,533	3,640,151
	TransAlta Corp.	534,799	3,874,404
	Transcontinental, Inc., Class A	1,244,063	12,519,746
	Trican Well Service Ltd.	28,113	91,588
#	Vermilion Energy, Inc.	1,733,237	18,646,374
	VersaBank	39,241	446,235
*	Victoria Gold Corp.	9,246	42,982
	Wajax Corp.	212,745	5,038,343
*	Well Health Technologies Corp.	629	1,792
	Western Forest Products, Inc.	2,054,401	1,039,081
#	Whitecap Resources, Inc.	5,537,845	35,835,657
*	Yangarra Resources Ltd.	375,549	312,853
TOTAL CANADA			1,223,677,822
CHINA — (0.1%)
	China Gold International Resources Corp. Ltd.	2,930,833	12,185,918
*	Fountain SET Holdings Ltd.	2,052,000	97,267
*††	Hanfeng Evergreen, Inc.	707,267	0
	SIIC Environment Holdings Ltd.	3,779,600	535,193
TOTAL CHINA			12,818,378
DENMARK — (3.3%)
	BankNordik P	1,339	36,330
*	Bavarian Nordic AS	26,089	599,348
	D/S Norden AS	498,698	26,833,299
	Dfds AS	521,346	17,663,314
	FLSmidth & Co. AS	394,297	16,188,030
	GronlandsBANKEN AS	1,455	139,973
	H Lundbeck AS	2,861,687	14,494,298
	H Lundbeck AS, Class A	270,763	1,194,694
*	H+H International AS, Class B	48,313	536,060
*	Harboes Bryggeri AS, Class B	3,226	31,433
	Jyske Bank AS	1,116,048	85,485,490
	Matas AS	637,906	11,436,948
*	Nilfisk Holding AS	27,411	483,054
*	NKT AS	41,503	2,893,752
	North Media AS	31,476	351,701
	Per Aarsleff Holding AS	439,957	20,251,129
	Rockwool AS, Class A	2,070	565,653
	Rockwool AS, Class B	25,152	6,857,111
Ω	Scandinavian Tobacco Group AS, Class A	1,007,192	18,093,230
	Schouw & Co. AS	357,924	28,619,657
	Solar AS, Class B	40,449	2,634,146
	Spar Nord Bank AS	1,934,974	32,921,870
	Sparekassen Sjaelland-Fyn AS	70,044	2,259,122
	Sydbank AS	1,462,751	64,915,677
	TORM PLC, Class A	155,692	5,470,105
	UIE PLC	122,876	3,750,168
TOTAL DENMARK			364,705,592
FINLAND — (2.0%)
	Aktia Bank OYJ	465,730	4,908,298
	Aspo OYJ	18,087	120,517

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Atria OYJ	271,974	$3,167,870
	Cargotec OYJ, Class B	784,707	44,610,673
Ω	Enento Group OYJ	8,156	175,229
#	Fiskars OYJ Abp	229,679	4,284,810
*	HKScan OYJ, Class A	357,768	294,537
	Huhtamaki OYJ	175,095	6,872,114
	Kemira OYJ	2,743,648	51,353,625
	Konecranes OYJ	663,638	28,500,937
	Lassila & Tikanoja OYJ	15,097	168,745
#	Metsa Board OYJ, Class B	3,667,907	29,542,098
	Oma Saastopankki OYJ	36,528	916,693
#	Outokumpu OYJ	5,423,797	23,152,667
	Raisio OYJ, Class V	801,203	1,764,448
	Rapala VMC OYJ	45,576	153,511
	Sanoma OYJ	19,501	145,244
*	Stockmann OYJ Abp, Class B	5,296	16,403
Ω	Terveystalo OYJ	43,801	369,234
	TietoEVRY OYJ	654,670	15,191,939
#	Valmet OYJ	96,715	2,737,392
#	YIT OYJ	238,652	508,378
TOTAL FINLAND			218,955,362
FRANCE — (4.4%)
	AKWEL SADIR	155,613	2,675,756
Ω	ALD SA	169,401	1,129,005
	Alstom SA	91,897	1,158,859
	Altamir	332,495	8,806,145
	Arkema SA	118,913	12,941,655
	Assystem SA	18,108	1,021,281
	Axway Software SA	3,827	122,951
	Beneteau SACA	16,699	200,130
#*	Bigben Interactive	54,993	190,255
	Bonduelle SCA	206,608	2,195,054
*	CGG SA	8,371,360	4,014,829
#	Chargeurs SA	7,081	90,347
	Cie des Alpes	353,823	5,763,915
	Cie Plastic Omnium SE	91,052	1,043,588
#	Clariane SE	642,159	1,622,827
	Coface SA	1,500,760	20,279,435
	Derichebourg SA	1,149,021	5,928,444
	Elis SA	2,990,579	65,753,454
	Eramet SA	5,809	400,107
	Etablissements Maurel et Prom SA	656,956	3,894,163
	Eurazeo SE	215,587	18,363,752
#*	Eutelsat Communications SACA	1,848,409	6,741,829
	Exel Industries SA, Class A	525	32,917
	Fnac Darty SA	194,963	5,208,433
*	Forvia SE	1,783,480	30,653,087
*	Gaumont SA	11,739	1,233,802
	GL Events SACA	163,560	3,526,139
	Groupe Crit SA	8,575	689,301
	Groupe SFPI	140,840	292,694
#	Guerbet	15,717	387,173
*	Haulotte Group SA	13,790	37,680
	Imerys SA	354,090	11,775,695
	IPSOS SA	241,286	15,835,776
	Jacquet Metals SACA	302,537	5,913,552
	LISI SA	18,210	428,626
Ω	Maisons du Monde SA	228,670	1,103,892

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Manitou BF SA	8,376	$187,630
	Mersen SA	352,067	12,771,528
	Metropole Television SA	6,838	96,980
#*	Nacon SA	10,999	20,209
	Nexity SA	454,800	7,580,726
#*	Plastiques Du Val De Loire	47,757	166,911
	Quadient SA	568,709	12,049,244
	Rexel SA	2,391,060	63,681,746
	Samse SACA	990	213,741
	Savencia SA	114,553	6,636,001
	SCOR SE	1,755,607	52,371,788
	Seche Environnement SACA	22,273	2,767,585
	SES SA	5,471,351	33,569,636
#*Ω	SMCP SA	340,704	996,163
	Societe BIC SA	19,114	1,322,546
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,003	447,876
	Societe LDC SADIR	728	104,104
	Television Francaise 1 SA	590,636	5,196,708
	Totalenergies EP Gabon	6,253	1,028,571
	Valeo SE	2,262,344	29,529,354
	Vicat SACA	261,438	10,171,391
	VIEL & Cie SA	25,721	228,438
	Vranken-Pommery Monopole SA	17,057	293,698
*Ω	X-Fab Silicon Foundries SE	27,908	268,214
TOTAL FRANCE			483,157,336
GERMANY — (4.2%)
	1&1 AG	526,872	10,404,523
	7C Solarparken AG	242,221	888,260
	Aurubis AG	464,509	33,413,661
	BayWa AG	300,017	9,637,157
Ω	Befesa SA	65,620	2,305,952
	Bertrandt AG	28,176	1,507,198
	Bijou Brigitte AG	43,377	1,783,262
	Bilfinger SE	326,658	13,847,890
*	Borussia Dortmund GmbH & Co. KGaA	1,095,974	4,502,511
#	CANCOM SE	91,561	2,906,474
*	Ceconomy AG	2,946	7,156
	CropEnergies AG	377,328	4,693,608
	Deutsche Beteiligungs AG	184,403	5,544,760
	Deutz AG	1,903,378	11,503,280
	DMG Mori AG	3,687	174,541
	Draegerwerk AG & Co. KGaA	35,950	1,626,761
	Duerr AG	222,964	5,097,724
Ω	DWS Group GmbH & Co. KGaA	168,304	6,882,760
	Elmos Semiconductor SE	4,744	331,339
	ElringKlinger AG	430,264	2,371,759
*	flatexDEGIRO AG	51,298	560,947
	FORTEC Elektronik AG	1,354	37,409
*	Fraport AG Frankfurt Airport Services Worldwide	363,444	21,331,250
	Freenet AG	240,151	6,636,018
	Gesco SE	106,585	1,926,382
#	Grenke AG	105,325	2,550,687
	H&R GmbH & Co. KGaA	210,351	1,112,672
#	Hamburger Hafen und Logistik AG	134,569	2,402,943
#*	Heidelberger Druckmaschinen AG	786,620	928,661
*	Highlight Communications AG	11,679	31,558
	Hornbach Holding AG & Co. KGaA	140,256	10,070,230
	Indus Holding AG	334,199	8,056,134

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
Ω	Instone Real Estate Group SE	5,857	$50,541
	Jenoptik AG	43,656	1,363,343
Ω	JOST Werke SE	19,765	954,468
	K&S AG	2,778,697	38,974,645
	KION Group AG	743,835	33,937,409
*	Koenig & Bauer AG	96,112	1,154,846
	Krones AG	41,242	5,110,910
	KSB SE & Co. KGaA	5,653	3,997,539
	KWS Saat SE & Co. KGaA	23,765	1,334,767
	Lanxess AG	294,682	7,866,924
*	Mediclin AG	484,908	1,391,833
#*	Medios AG	8,707	141,799
*	METRO AG	1,219,261	8,217,770
	MLP SE	1,292,363	7,493,728
	Mutares SE & Co. KGaA	47,558	1,931,718
	Norma Group SE	191,329	3,111,409
	PNE AG	124,227	1,790,384
#	ProSiebenSat.1 Media SE	1,199,138	8,435,592
	PWO AG	5,898	192,077
*	q.beyond AG	972,690	729,753
#	RTL Group SA	75,942	2,918,479
	SAF-Holland SE	750,702	12,121,399
	Salzgitter AG	584,486	16,302,131
#*	SGL Carbon SE	33,170	209,975
	Siltronic AG	121,826	11,450,206
	Suedzucker AG	1,012,843	14,278,099
	Surteco Group SE	92,185	1,574,175
	Synlab AG	84,825	911,845
	Takkt AG	473,571	6,917,177
	Technotrans SE	1,248	25,282
	thyssenkrupp AG	6,122,697	37,787,360
	United Internet AG	750,162	19,663,567
	Vossloh AG	78,237	3,470,443
	Wacker Chemie AG	153,356	16,626,968
	Wacker Neuson SE	684,664	12,686,869
	Wuestenrot & Wuerttembergische AG	132,270	1,914,919
TOTAL GERMANY			462,115,816
GREECE — (0.0%)
*††	Michaniki SA	986,718	0
*††	Tropea Holding SA	4,581	0
HONG KONG — (1.7%)
	Aeon Credit Service Asia Co. Ltd.	1,218,000	837,962
	Allied Group Ltd.	31,336,000	6,400,152
	Asia Financial Holdings Ltd.	3,250,106	1,405,245
*	Asia Standard Hotel Group Ltd.	4,144,077	37,190
*	Asia Standard International Group Ltd.	11,007,503	556,441
	Associated International Hotels Ltd.	909,000	692,472
	Bank of East Asia Ltd.	5,997,186	6,819,755
*	BOCOM International Holdings Co. Ltd.	863,000	34,000
*	Century City International Holdings Ltd.	26,295,300	815,620
	Chen Hsong Holdings	2,492,000	421,556
	Cheuk Nang Holdings Ltd.	5,095,016	1,036,848
	Chevalier International Holdings Ltd.	2,422,858	1,431,946
*	China Energy Development Holdings Ltd.	4,910,000	45,097
	Chinney Investments Ltd.	1,176,000	135,455
	Chow Sang Sang Holdings International Ltd.	3,877,000	4,225,167
*	Chuang's China Investments Ltd.	21,624,415	377,868

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Chuang's Consortium International Ltd.	16,349,520	$850,915
	CITIC Telecom International Holdings Ltd.	10,913,000	3,891,281
Ω	Crystal International Group Ltd.	677,000	256,977
	CSI Properties Ltd.	103,635,476	1,153,797
*††	CW Group Holdings Ltd.	1,696,500	0
	Dah Sing Banking Group Ltd.	6,264,688	3,766,039
	Dah Sing Financial Holdings Ltd.	2,484,156	5,002,948
	Dickson Concepts International Ltd.	1,989,000	1,124,129
	Eagle Nice International Holdings Ltd.	872,000	485,492
*††	EcoGreen International Group Ltd.	3,623,840	165,155
	Emperor International Holdings Ltd.	21,014,333	955,172
	Emperor Watch & Jewellery Ltd.	53,310,000	1,216,523
	Far East Consortium International Ltd.	29,461,444	4,754,048
	First Pacific Co. Ltd.	26,236,000	9,965,398
*Ω	FIT Hon Teng Ltd.	8,177,000	977,375
	Get Nice Financial Group Ltd.	5,013,324	409,813
	Giordano International Ltd.	76,000	19,934
	Glorious Sun Enterprises Ltd.	2,882,000	305,391
*	Gold Peak Technology Group Ltd.	7,106,907	540,794
	Golden Resources Development International Ltd.	9,447,000	526,106
	Great Eagle Holdings Ltd.	3,280,240	4,828,930
	Guotai Junan International Holdings Ltd.	20,712,000	1,301,463
	Hang Lung Group Ltd.	4,920,000	5,922,810
	Hanison Construction Holdings Ltd.	7,678,724	663,517
*	Harbour Centre Development Ltd.	2,192,000	1,685,062
	HKBN Ltd.	321,000	133,395
	HKR International Ltd.	15,810,957	2,515,178
	Hon Kwok Land Investment Co. Ltd.	5,902,935	1,007,330
	Hong Kong Ferry Holdings Co. Ltd.	2,445,000	1,395,551
*	Hong Kong Technology Venture Co. Ltd.	107,000	26,122
*	Hongkong & Shanghai Hotels Ltd.	7,208,841	4,987,074
*	Hongkong Chinese Ltd.	19,359,100	705,252
	Hung Hing Printing Group Ltd.	6,999,275	986,480
	Hutchison Telecommunications Hong Kong Holdings Ltd.	22,422,000	2,976,699
*	IPE Group Ltd.	9,775,000	555,074
	Jacobson Pharma Corp. Ltd.	650,000	49,995
	JBM Healthcare Ltd.	165,425	20,401
	Johnson Electric Holdings Ltd.	3,694,114	4,844,414
	K Wah International Holdings Ltd.	6,923,000	1,682,244
*	Kader Holdings Co. Ltd.	106,000	4,329
	Keck Seng Investments Hong Kong Ltd.	898,000	224,232
	Kerry Logistics Network Ltd.	1,936,500	2,151,557
	Kerry Properties Ltd.	4,133,000	6,563,132
	Kowloon Development Co. Ltd.	7,640,277	4,670,448
*	Kwoon Chung Bus Holdings Ltd.	218,000	51,382
*	Lai Sun Development Co. Ltd.	7,698,696	640,516
*	Lai Sun Garment International Ltd.	14,296,359	1,284,086
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	3,231,000	248,199
*	Lerado Financial Group Co. Ltd.	65,840	1,989
	Lippo China Resources Ltd.	488,800	47,567
*	Lippo Ltd.	4,502,500	552,169
	Liu Chong Hing Investment Ltd.	3,654,000	2,348,962
	Luk Fook Holdings International Ltd.	957,000	2,370,898
	Lung Kee Bermuda Holdings	658,000	106,411
*	Magnificent Hotel Investment Ltd.	36,936,600	330,258
*	Midland Holdings Ltd.	1,815,969	115,223
	Miramar Hotel & Investment	2,226,000	2,900,091
*	NagaCorp Ltd.	304,000	102,375
	Nanyang Holdings Ltd.	98,350	297,866

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	National Electronics Holdings	3,251,648	$240,351
#	New World Development Co. Ltd.	2,295,000	2,812,872
	NWS Holdings Ltd.	9,857,000	8,564,949
*	Oriental Enterprise Holdings Ltd.	118,000	6,208
	Oriental Watch Holdings	6,178,587	2,925,648
	Pacific Basin Shipping Ltd.	14,627,000	4,071,561
	Pacific Textiles Holdings Ltd.	144,000	22,856
*	Paliburg Holdings Ltd.	8,793,041	750,683
	PC Partner Group Ltd.	374,000	123,511
	Pico Far East Holdings Ltd.	786,000	151,962
	Playmates Holdings Ltd.	25,167,000	1,833,820
	Pokfulam Development Co. Ltd.	32,000	25,666
*	PT International Development Co. Ltd.	2,565,000	19,589
	Public Financial Holdings Ltd.	4,868,444	785,165
*	Regal Hotels International Holdings Ltd.	7,750,623	2,913,364
	Safety Godown Co. Ltd.	308,000	76,145
	SAS Dragon Holdings Ltd.	36,000	15,691
	SEA Holdings Ltd.	2,365,368	505,798
*	Shangri-La Asia Ltd.	520,000	323,130
*	Shun Ho Property Investments Ltd.	271,173	30,739
*	Shun Tak Holdings Ltd.	20,422,546	2,039,065
	Singamas Container Holdings Ltd.	18,150,000	1,250,006
#	SmarTone Telecommunications Holdings Ltd.	2,202,000	1,099,902
	Soundwill Holdings Ltd.	1,273,000	1,089,928
*	South China Holdings Co. Ltd.	29,945,751	188,417
	Stella International Holdings Ltd.	472,500	623,144
	Sun Hung Kai & Co. Ltd.	7,224,688	2,004,825
	TAI Cheung Holdings Ltd.	3,503,000	1,553,740
	Tan Chong International Ltd.	3,879,000	732,924
	Tao Heung Holdings Ltd.	747,000	69,619
	Tern Properties Co. Ltd.	146,000	58,059
*	Texhong International Group Ltd.	525,500	249,634
	Texwinca Holdings Ltd.	9,918,000	1,040,190
	Tian Teck Land Ltd.	432,000	127,230
	Transport International Holdings Ltd.	1,094,438	1,265,101
	United Laboratories International Holdings Ltd.	9,242,000	7,989,248
	Upbest Group Ltd.	4,476,000	342,088
	Vedan International Holdings Ltd.	6,156,000	413,161
*Ω	VPower Group International Holdings Ltd.	2,539,000	127,368
	VSTECS Holdings Ltd.	2,702,000	1,455,949
*	Wai Kee Holdings Ltd.	850,000	100,687
	Wang On Group Ltd.	116,320,000	510,023
	Wing On Co. International Ltd.	2,253,500	3,409,701
	Wing Tai Properties Ltd.	2,426,749	791,763
	Wong's International Holdings Ltd.	70,000	13,289
*	Xingye Alloy Materials Group Ltd.	1,406,000	189,129
	Yue Yuen Industrial Holdings Ltd.	6,970,500	6,573,370
*	Zensun Enterprises Ltd.	639,000	26,294
TOTAL HONG KONG			184,472,304
IRELAND — (0.3%)
	Bank of Ireland Group PLC	2,463,685	22,655,997
	Cairn Homes PLC	719,373	1,103,752
	Dalata Hotel Group PLC	792,385	4,112,426
*Ω	Glenveagh Properties PLC	879,393	1,162,953
*	Permanent TSB Group Holdings PLC	6,196	11,551
TOTAL IRELAND			29,046,679

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (0.8%)
#	Alrov Properties & Lodgings Ltd.	13,074	$463,028
*	Ashdod Refinery Ltd.	80,112	1,855,015
	Ashtrom Group Ltd.	39,746	597,807
#*	Azorim-Investment Development & Construction Co. Ltd.	969,747	4,067,350
	Carasso Motors Ltd.	255,512	1,124,131
*	Cellcom Israel Ltd.	620,778	2,542,017
#*	Clal Insurance Enterprises Holdings Ltd.	536,305	8,344,659
	Delek Automotive Systems Ltd.	2,682	16,047
	Delta Galil Ltd.	8,850	408,501
	Direct Finance of Direct Group 2006 Ltd.	329	44,039
#	Dor Alon Energy in Israel 1988 Ltd.	22,296	426,051
*	Equital Ltd.	393,888	11,209,515
	Formula Systems 1985 Ltd.	1,345	90,096
	Harel Insurance Investments & Financial Services Ltd.	721,791	5,987,219
	IDI Insurance Co. Ltd.	4,993	149,125
*	IES Holdings Ltd.	8,036	503,327
	Isracard Ltd.	1,107,941	3,976,576
	Isras Investment Co. Ltd.	12,723	2,684,705
	Kardan Real Estate Enterprise & Development Ltd.	29,208	31,846
	Kenon Holdings Ltd.	8,748	216,026
	Kerur Holdings Ltd.	11,372	207,791
	Mediterranean Towers Ltd.	325,231	835,250
	Meitav Investment House Ltd.	160,461	685,987
#	Menora Mivtachim Holdings Ltd.	455,290	11,437,348
#	Meshulam Levinstein Contracting & Engineering Ltd.	2,175	175,679
#	Migdal Insurance & Financial Holdings Ltd.	2,329,150	2,579,375
	Mizrahi Tefahot Bank Ltd.	1	43
	Naphtha Israel Petroleum Corp. Ltd.	92,424	461,820
	Nawi Brothers Ltd.	72,228	464,545
#*	Neto Malinda Trading Ltd.	10,905	145,574
	Oil Refineries Ltd.	27,448,388	9,467,431
	Palram Industries 1990 Ltd.	52,424	554,123
	Paz Oil Co. Ltd.	82,187	6,755,765
	Plasson Industries Ltd.	7,522	287,128
#	Prashkovsky Investments & Construction Ltd.	36,587	819,977
	Summit Real Estate Holdings Ltd.	568,390	7,522,220
Ω	Tamar Petroleum Ltd.	169,409	852,248
*	Tera Light Ltd.	178,188	353,648
TOTAL ISRAEL			88,343,032
ITALY — (5.8%)
	A2A SpA	6,254,130	12,399,835
	ACEA SpA	43,978	694,000
Ω	Anima Holding SpA	4,315,618	19,478,314
*	Avio SpA	24,140	214,232
	Banca IFIS SpA	290,880	5,034,779
*	Banca Monte dei Paschi di Siena SpA	550,793	1,933,137
	Banca Popolare di Sondrio SPA	8,486,970	64,484,054
	Banca Profilo SpA	2,698,377	597,088
#Ω	Banca Sistema SpA	790,838	1,100,161
	Banco BPM SpA	15,753,938	84,997,096
	Banco di Desio e della Brianza SpA	439,390	1,826,111
	BPER Banca	12,754,788	46,004,758
	Buzzi SpA	1,650,487	56,100,037
	Cairo Communication SpA	877,862	1,707,055
	Cementir Holding NV	1,290,174	13,836,340
*	CIR SpA-Compagnie Industriali	6,947,219	3,185,863
	Credito Emiliano SpA	1,471,971	13,380,812
	d'Amico International Shipping SA	707,426	4,722,613

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Danieli & C Officine Meccaniche SpA	347,247	$8,428,172
	Danieli & C Officine Meccaniche SpA	299,192	10,145,932
	Datalogic SpA	31,056	202,850
	Emak SpA	1,179,131	1,336,960
	Esprinet SpA	499,714	2,861,110
	Fila SpA	184,489	1,746,489
	FNM SpA	3,357,278	1,603,764
	Hera SpA	1,210,520	4,264,210
	IMMSI SpA	4,011,213	2,632,730
	Italmobiliare SpA	183,806	5,475,100
*	Iveco Group NV	2,367,173	25,260,945
#	IVS Group SA	48,130	291,919
	Leonardo SpA	5,531,449	96,546,252
	MFE-MediaForEurope NV, Class A	1,272,317	3,242,846
	Openjobmetis SpA agenzia per il lavoro	10,763	187,102
	Orsero SpA	61,735	1,157,139
Ω	OVS SpA	5,039,445	12,003,988
Ω	Pirelli & C SpA	5,111,547	27,701,641
	Rizzoli Corriere Della Sera Mediagroup SpA	1,398,391	1,139,819
	Saras SpA	6,688,868	11,325,136
*	Sogefi SpA	619,427	1,253,887
	Spaxs SpA	100,198	552,673
#*	Telecom Italia SpA	124,007,133	37,339,666
*	Tod's SpA	24,160	885,699
	Unipol Gruppo SpA	5,772,454	35,844,671
	UnipolSai Assicurazioni SpA	541,580	1,433,133
TOTAL ITALY			626,560,118
JAPAN — (27.4%)
	77 Bank Ltd.	891,100	21,433,899
	Achilles Corp.	220,700	2,355,689
	AD Works Group Co. Ltd.	309,300	492,831
	ADEKA Corp.	241,200	4,719,487
	AEON Financial Service Co. Ltd.	1,008,414	9,184,268
#	Ahresty Corp.	128,500	638,725
	Aichi Corp.	268,900	2,022,901
	Aichi Financial Group, Inc.	193,209	3,410,801
	Aichi Steel Corp.	168,434	3,873,668
	Aichi Tokei Denki Co. Ltd.	110,163	2,141,040
	Aida Engineering Ltd.	75,422	428,830
	Ainavo Holdings Co. Ltd.	19,600	174,837
	Aiphone Co. Ltd.	205,300	4,103,974
	Airport Facilities Co. Ltd.	455,800	1,915,208
	Aisan Industry Co. Ltd.	766,630	7,153,714
	Akatsuki Corp.	34,100	118,137
	Akatsuki, Inc.	35,900	643,475
*	Akebono Brake Industry Co. Ltd.	219,699	169,147
	Albis Co. Ltd.	72,387	1,320,981
	Alconix Corp.	412,499	3,975,393
	Alinco, Inc.	177,200	1,290,738
#	Alpen Co. Ltd.	309,412	4,260,712
	Alpha Corp.	82,600	859,082
	Alps Alpine Co. Ltd.	2,702,980	20,060,238
	Alps Logistics Co. Ltd.	232,300	2,809,785
#	Anabuki Kosan, Inc.	28,800	421,103
	AOI Electronics Co. Ltd.	1,900	36,522
	AOKI Holdings, Inc.	407,900	3,246,327
	Aoyama Trading Co. Ltd.	434,219	5,230,706
	Arakawa Chemical Industries Ltd.	147,900	1,095,950

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Arata Corp.	211,200	$4,687,845
#	Araya Industrial Co. Ltd.	22,600	467,013
	ARCLANDS Corp.	285,000	3,263,684
	Arcs Co. Ltd.	487,300	9,695,943
#	Arisawa Manufacturing Co. Ltd.	421,782	3,209,494
	Artience Co. Ltd.	537,600	10,059,395
	Artnature, Inc.	39,100	209,423
	Asahi Broadcasting Group Holdings Corp.	43,900	200,107
#	Asahi Co. Ltd.	12,800	113,268
	Asahi Diamond Industrial Co. Ltd.	834,936	4,933,071
	Asahi Kogyosha Co. Ltd.	186,948	3,909,649
	Asahi Printing Co. Ltd.	11,900	75,882
	Asahi Yukizai Corp.	8,000	222,555
	Ashimori Industry Co. Ltd.	83,399	1,287,699
	Asia Pile Holdings Corp.	507,200	2,721,869
	ASKA Pharmaceutical Holdings Co. Ltd.	349,100	4,684,874
	Astena Holdings Co. Ltd.	592,400	1,922,266
	Asti Corp.	51,200	1,088,433
#	Avantia Co. Ltd.	66,500	409,970
	Awa Bank Ltd.	505,701	8,482,079
	Bando Chemical Industries Ltd.	540,500	6,415,815
	Bank of Kochi Ltd.	41,799	275,214
#	Bank of Nagoya Ltd.	136,669	5,138,850
	Bank of Saga Ltd.	132,514	1,750,805
	Bank of the Ryukyus Ltd.	296,000	2,359,675
	Belluna Co. Ltd.	829,345	3,568,768
	Bunka Shutter Co. Ltd.	450,200	4,484,537
#	Canon Electronics, Inc.	261,000	3,710,916
	Carlit Holdings Co. Ltd.	437,500	2,869,515
	Cawachi Ltd.	291,800	5,347,553
	Central Glass Co. Ltd.	548,300	10,258,748
	Chiba Kogyo Bank Ltd.	761,642	4,443,783
	Chilled & Frozen Logistics Holdings Co. Ltd.	79,700	909,673
	Chino Corp.	15,800	256,909
	Chiyoda Integre Co. Ltd.	152,600	2,855,324
	Chori Co. Ltd.	125,900	2,540,726
	Chubu Shiryo Co. Ltd.	473,984	3,871,876
	Chubu Steel Plate Co. Ltd.	19,500	330,676
	Chudenko Corp.	230,160	4,339,760
	Chuetsu Pulp & Paper Co. Ltd.	109,800	1,483,429
	Chugin Financial Group, Inc.	976,500	6,914,647
	Chuo Gyorui Co. Ltd.	59,600	1,299,330
	Chuo Spring Co. Ltd.	173,231	843,948
	Chuo Warehouse Co. Ltd.	35,200	279,759
	CI Takiron Corp.	989,200	4,365,538
	Citizen Watch Co. Ltd.	2,966,400	18,813,801
	CK-San-Etsu Co. Ltd.	9,900	263,510
	Cleanup Corp.	285,800	1,467,042
	CMK Corp.	1,141,500	5,862,636
	Corona Corp.	23,055	149,465
	Cosel Co. Ltd.	141,600	1,424,622
	Cosmos Initia Co. Ltd.	7,100	37,655
	Create Medic Co. Ltd.	3,600	21,865
	CTI Engineering Co. Ltd.	112,600	4,477,357
	Dai Nippon Toryo Co. Ltd.	238,250	1,876,220
	Dai-Dan Co. Ltd.	479,800	5,325,404
#	Daido Kogyo Co. Ltd.	52,489	264,920
	Daido Metal Co. Ltd.	617,656	2,285,052
	Daido Steel Co. Ltd.	2,366,100	24,655,624

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daihatsu Diesel Manufacturing Co. Ltd.	389,100	$3,391,196
	Daiho Corp.	162,500	4,268,324
	Daiichi Jitsugyo Co. Ltd.	391,000	4,995,955
	Daiichi Kensetsu Corp.	12,800	156,936
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	136,600	905,916
	Daiki Aluminium Industry Co. Ltd.	52,100	441,260
	Daikyonishikawa Corp.	476,500	2,384,513
	Dainichi Co. Ltd.	239,000	1,161,838
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	191,966	3,569,109
#	Daio Paper Corp.	347,600	2,618,205
	Daishi Hokuetsu Financial Group, Inc.	568,943	15,768,049
	Daishinku Corp.	224,200	1,384,370
	Daisue Construction Co. Ltd.	170,100	1,653,249
#	Daito Bank Ltd.	61,500	311,439
	Daito Pharmaceutical Co. Ltd.	69,396	926,441
	Daiwa Industries Ltd.	68,300	728,559
	DCM Holdings Co. Ltd.	1,789,910	16,673,788
	Denka Co. Ltd.	547,150	9,541,321
	Denyo Co. Ltd.	311,900	4,809,961
#	DIC Corp.	1,104,182	20,839,532
	DKS Co. Ltd.	92,879	1,588,562
	DMW Corp.	45,300	1,222,090
	Doshisha Co. Ltd.	149,700	2,254,158
	Dowa Holdings Co. Ltd.	250,500	8,736,269
	Eagle Industry Co. Ltd.	400,599	4,640,585
#	EDION Corp.	2,078,900	22,891,464
	EF-ON, Inc.	104,839	326,778
	Ehime Bank Ltd.	506,670	3,625,859
	Eizo Corp.	135,100	4,664,953
	EJ Holdings, Inc.	56,400	661,229
	Endo Lighting Corp.	154,300	1,476,054
#	Enomoto Co. Ltd.	82,000	891,066
	Eslead Corp.	182,700	4,324,403
	Exedy Corp.	494,136	9,480,231
	EXEO Group, Inc.	194,200	4,337,282
	FALCO HOLDINGS Co. Ltd.	14,100	204,937
	FCC Co. Ltd.	467,645	6,092,420
	Feed One Co. Ltd.	308,480	1,849,492
#	Ferrotec Holdings Corp.	691,314	13,332,936
	FIDEA Holdings Co. Ltd.	126,460	1,382,635
#	First Bank of Toyama Ltd.	414,900	2,347,787
#	First Juken Co. Ltd.	64,500	487,437
	FJ Next Holdings Co. Ltd.	441,760	3,725,341
	Foster Electric Co. Ltd.	39,790	292,359
#	F-Tech, Inc.	124,100	546,583
#	Fuji Co. Ltd.	23,000	310,029
	Fuji Corp. Ltd.	399,301	1,954,077
	Fuji Media Holdings, Inc.	16,900	200,210
#	Fuji Oil Co. Ltd.	255,400	654,283
	Fuji Oil Holdings, Inc.	84,761	1,357,780
	Fuji Pharma Co. Ltd.	160,300	2,134,872
	Fuji Seal International, Inc.	182,970	2,157,728
	Fujibo Holdings, Inc.	1,200	34,665
	Fujicco Co. Ltd.	5,300	72,745
	Fujikura Composites, Inc.	400,700	3,960,090
	Fujikura Kasei Co. Ltd.	72,700	225,452
	Fujimori Kogyo Co. Ltd.	55,000	1,519,040
	Fujisash Co. Ltd.	845,100	435,164
#	Fujishoji Co. Ltd.	8,200	73,134

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	FuKoKu Co. Ltd.	186,700	$1,823,805
#	Fukuda Corp.	116,000	4,292,645
	Fukuyama Transporting Co. Ltd.	280,562	7,759,544
#	Furukawa Battery Co. Ltd.	12,200	75,757
	Furukawa Co. Ltd.	503,920	6,605,304
	Furukawa Electric Co. Ltd.	1,199,502	21,819,467
	Furuno Electric Co. Ltd.	525,300	7,547,049
	Fuso Pharmaceutical Industries Ltd.	74,001	1,107,728
	Futaba Industrial Co. Ltd.	1,160,000	6,990,877
	Fuyo General Lease Co. Ltd.	237,900	21,274,504
	Gakken Holdings Co. Ltd.	114,400	790,666
	Gecoss Corp.	299,700	2,379,499
	Geo Holdings Corp.	261,900	4,278,957
	GLOBERIDE, Inc.	6,700	94,300
	Glory Ltd.	429,152	8,866,902
	Glosel Co. Ltd.	20,100	101,913
	Godo Steel Ltd.	112,200	3,924,366
	Goldcrest Co. Ltd.	235,230	3,751,487
	Grandy House Corp.	372,600	1,704,772
	GS Yuasa Corp.	393,000	5,668,146
	GSI Creos Corp.	184,514	2,945,996
	G-Tekt Corp.	479,049	5,954,517
	Gun-Ei Chemical Industry Co. Ltd.	61,200	1,527,859
	Gunma Bank Ltd.	5,461,696	26,932,725
	Gunze Ltd.	303,096	11,078,480
	H2O Retailing Corp.	1,224,139	13,106,009
	Hagihara Industries, Inc.	62,005	644,363
	Hagiwara Electric Holdings Co. Ltd.	122,600	4,219,540
	Hamakyorex Co. Ltd.	73,400	2,043,758
	Hanwa Co. Ltd.	625,600	22,882,245
	Harima Chemicals Group, Inc.	162,500	960,838
	Hashimoto Sogyo Holdings Co. Ltd.	7,800	70,744
	Heiwa Corp.	60,900	904,843
#	Heiwado Co. Ltd.	539,567	8,058,025
	Hibiya Engineering Ltd.	142,400	2,480,520
*	Hino Motors Ltd.	1,262,299	4,297,615
#	Hirakawa Hewtech Corp.	93,700	891,094
	Hirano Tecseed Co. Ltd.	20,000	244,256
	Hirogin Holdings, Inc.	3,569,281	23,950,941
	Hisaka Works Ltd.	128,000	849,930
	Hochiki Corp.	21,300	286,191
	Hodogaya Chemical Co. Ltd.	60,674	1,500,000
#	Hokkaido Coca-Cola Bottling Co. Ltd.	130,098	2,244,643
	Hokkan Holdings Ltd.	142,900	1,695,052
	Hokko Chemical Industry Co. Ltd.	345,000	2,368,611
	Hokkoku Financial Holdings, Inc.	467,216	13,901,208
#	Hokuetsu Corp.	2,550,974	24,117,946
	Hokuhoku Financial Group, Inc.	1,281,010	13,571,087
	Hokuriku Electric Industry Co. Ltd.	113,861	1,099,334
	Hokuriku Electrical Construction Co. Ltd.	188,520	1,541,269
	H-One Co. Ltd.	282,395	1,610,547
	Hoosiers Holdings Co. Ltd.	334,200	2,655,417
	Hosiden Corp.	933,400	11,458,043
#	Howa Machinery Ltd.	165,420	868,666
	HS Holdings Co. Ltd.	256,446	1,810,881
	Hurxley Corp.	1,700	10,500
	Hyakugo Bank Ltd.	2,918,990	11,320,851
	Hyakujushi Bank Ltd.	323,699	5,446,360
	Ichikawa Co. Ltd.	13,800	171,680

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ichiken Co. Ltd.	76,103	$1,217,669
	Ichikoh Industries Ltd.	385,900	1,528,764
	Ichinen Holdings Co. Ltd.	159,900	1,710,122
	Ichiyoshi Securities Co. Ltd.	23,800	125,106
	Icom, Inc.	6,300	158,708
	Iino Kaiun Kaisha Ltd.	663,200	5,791,908
	IJTT Co. Ltd.	305,354	1,749,363
	Imagica Group, Inc.	69,900	307,604
	Imura & Co. Ltd.	9,500	80,072
#	Inaba Seisakusho Co. Ltd.	106,900	1,092,549
#	Inabata & Co. Ltd.	733,400	15,958,387
	Ines Corp.	433,300	4,585,610
	INFRONEER Holdings, Inc.	399,900	4,180,342
	Innotech Corp.	330,900	4,132,083
	Integrated Design & Engineering Holdings Co. Ltd.	275,300	6,697,417
#	I-PEX, Inc.	198,500	2,419,843
#	Iseki & Co. Ltd.	277,113	2,190,901
	Ishihara Sangyo Kaisha Ltd.	771,500	8,244,178
	Ishizuka Glass Co. Ltd.	26,399	659,628
	Itochu Enex Co. Ltd.	576,900	6,178,627
	Itochu-Shokuhin Co. Ltd.	78,500	4,010,581
	Itoham Yonekyu Holdings, Inc.	403,140	11,295,787
	Itoki Corp.	289,882	2,951,850
	IwaiCosmo Holdings, Inc.	423,900	6,080,506
	Iyogin Holdings, Inc.	1,520,900	10,345,054
	Izumi Co. Ltd.	77,600	1,826,764
#	J Trust Co. Ltd.	198,570	642,549
	Jaccs Co. Ltd.	442,200	16,939,306
	JAFCO Group Co. Ltd.	831,100	9,857,422
	JANOME Corp.	291,800	1,390,908
#	Japan Electronic Materials Corp.	27,500	341,763
#	Japan Foundation Engineering Co. Ltd.	238,100	794,747
	Japan Medical Dynamic Marketing, Inc.	3,000	15,202
	Japan Oil Transportation Co. Ltd.	40,221	783,994
	Japan Pulp & Paper Co. Ltd.	220,440	7,546,324
	Japan Securities Finance Co. Ltd.	532,100	5,639,110
	Japan Transcity Corp.	850,500	3,637,846
#	Japan Wool Textile Co. Ltd.	758,300	7,648,896
	JDC Corp.	259,600	962,845
	Jichodo Co. Ltd.	400	28,300
	JK Holdings Co. Ltd.	264,000	1,913,995
	JMS Co. Ltd.	293,661	1,052,701
	J-Oil Mills, Inc.	315,000	4,366,114
	Joshin Denki Co. Ltd.	212,856	3,552,306
	JSP Corp.	208,199	2,752,733
	Juki Corp.	144,287	434,276
	Juroku Financial Group, Inc.	431,000	12,083,712
	JVCKenwood Corp.	1,475,599	7,176,009
#	K&O Energy Group, Inc.	265,800	4,060,614
	Kamei Corp.	571,500	7,514,734
	Kanaden Corp.	340,900	3,600,258
	Kanagawa Chuo Kotsu Co. Ltd.	2,800	58,233
	Kanamoto Co. Ltd.	359,141	6,859,938
	Kandenko Co. Ltd.	1,429,400	14,700,003
	Kaneka Corp.	758,500	18,444,767
	Kanematsu Corp.	1,096,730	17,004,042
	Kanto Denka Kogyo Co. Ltd.	93,529	559,769
	Katakura Industries Co. Ltd.	118,200	1,361,390
	Kawada Technologies, Inc.	87,600	4,501,484

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kawai Musical Instruments Manufacturing Co. Ltd.	28,808	$713,412
	Keihin Co. Ltd.	31,700	412,654
	Keiyo Bank Ltd.	1,425,739	6,979,352
	KEL Corp.	31,900	422,758
	Kenko Mayonnaise Co. Ltd.	144,930	1,726,697
	Kimura Unity Co. Ltd.	93,200	977,388
*	Kitagawa Corp.	105,019	1,084,875
	Kita-Nippon Bank Ltd.	21,835	333,521
	Kitano Construction Corp.	86,527	1,856,890
	Kitz Corp.	332,100	2,715,222
	Kiyo Bank Ltd.	504,700	5,688,397
*	KNT-CT Holdings Co. Ltd.	2,748	24,619
	Koa Corp.	46,600	476,820
	Koatsu Gas Kogyo Co. Ltd.	288,500	1,691,201
	Kohnan Shoji Co. Ltd.	180,776	4,802,239
	Koike Sanso Kogyo Co. Ltd.	300	9,097
#	Kojima Co. Ltd.	210,400	1,069,417
	Komatsu Matere Co. Ltd.	2,400	13,361
	Komatsu Wall Industry Co. Ltd.	156,300	3,553,580
	Komeri Co. Ltd.	552,000	12,368,449
	Komori Corp.	97,171	870,932
*	Konica Minolta, Inc.	2,855,500	7,836,091
	Konoike Transport Co. Ltd.	395,700	5,264,141
	KPP Group Holdings Co. Ltd.	392,100	1,933,594
	Krosaki Harima Corp.	3,500	292,272
	KRS Corp.	231,300	1,468,882
	K's Holdings Corp.	458,900	4,170,564
	KU Holdings Co. Ltd.	197,800	1,590,626
	Kumagai Gumi Co. Ltd.	400,485	10,423,037
	Kumiai Chemical Industry Co. Ltd.	153,100	877,922
	Kurabo Industries Ltd.	271,400	5,777,202
	Kureha Corp.	315,500	6,039,367
	Kurimoto Ltd.	173,600	4,241,775
	Kuriyama Holdings Corp.	95,170	621,259
	KVK Corp.	2,500	30,486
	KYB Corp.	277,000	9,604,564
	Kyodo Printing Co. Ltd.	102,200	2,343,990
	Kyoei Steel Ltd.	365,292	5,250,606
	Kyokuto Kaihatsu Kogyo Co. Ltd.	591,150	8,091,394
	Kyokuto Securities Co. Ltd.	27,857	191,645
	Kyokuyo Co. Ltd.	34,800	932,820
	KYORITSU Co. Ltd.	121,900	159,823
	Kyosan Electric Manufacturing Co. Ltd.	916,900	2,890,595
#	Kyowa Electronic Instruments Co. Ltd.	278,200	822,703
#	Kyowa Leather Cloth Co. Ltd.	208,500	1,144,999
	Kyushu Financial Group, Inc.	1,817,255	11,564,279
	Kyushu Leasing Service Co. Ltd.	46,600	364,583
	LIFULL Co. Ltd.	73,600	96,627
	Lintec Corp.	156,600	2,965,815
#	Look Holdings, Inc.	127,599	2,209,982
	Macromill, Inc.	39,500	213,323
	Maezawa Industries, Inc.	89,600	654,475
#	Maezawa Kasei Industries Co. Ltd.	208,700	2,230,226
	Maezawa Kyuso Industries Co. Ltd.	312,700	2,791,571
	Makino Milling Machine Co. Ltd.	309,500	12,536,225
	Mars Group Holdings Corp.	8,920	168,564
	Marubun Corp.	305,200	3,510,701
	Marudai Food Co. Ltd.	381,700	4,346,880
	Maruha Nichiro Corp.	639,204	12,647,371

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maruichi Steel Tube Ltd.	188,800	$4,810,538
	MARUKA FURUSATO Corp.	89,714	1,489,743
	Maruyama Manufacturing Co., Inc.	23,200	420,011
#	Maruzen CHI Holdings Co. Ltd.	38,000	84,829
	Maruzen Showa Unyu Co. Ltd.	291,200	8,039,676
	Matsuda Sangyo Co. Ltd.	191,800	3,569,619
	Matsui Construction Co. Ltd.	373,800	2,133,255
	Maxell Ltd.	408,000	4,487,411
	Megmilk Snow Brand Co. Ltd.	653,469	10,248,547
	Meidensha Corp.	8,100	145,195
	Meiji Electric Industries Co. Ltd.	46,000	458,264
#	Meiji Shipping Group Co. Ltd.	33,800	183,808
	Meisei Industrial Co. Ltd.	523,600	4,126,940
	Meiwa Estate Co. Ltd.	170,100	1,561,595
	Mikuni Corp.	395,208	1,308,888
#	Miraial Co. Ltd.	89,300	896,039
	Mirait One Corp.	799,050	10,557,001
	Mirarth Holdings, Inc.	1,223,546	4,099,957
	Mitani Sangyo Co. Ltd.	130,100	355,785
	Mito Securities Co. Ltd.	51,471	162,091
	Mitsuba Corp.	369,741	2,722,656
	Mitsubishi Kakoki Kaisha Ltd.	91,800	2,249,374
	Mitsubishi Logistics Corp.	53,600	1,655,657
	Mitsubishi Materials Corp.	1,307,599	23,938,855
#	Mitsubishi Paper Mills Ltd.	125,436	521,302
	Mitsubishi Shokuhin Co. Ltd.	131,600	4,473,886
#	Mitsubishi Steel Manufacturing Co. Ltd.	149,500	1,660,864
	Mitsui DM Sugar Holdings Co. Ltd.	220,806	5,073,650
#	Mitsui E&S Co. Ltd.	704,449	3,621,197
	Mitsui Mining & Smelting Co. Ltd.	878,985	27,174,070
	Mitsuuroko Group Holdings Co. Ltd.	443,400	4,626,295
	Miyaji Engineering Group, Inc.	139,300	3,369,464
#	Miyazaki Bank Ltd.	177,526	3,357,177
	Miyoshi Oil & Fat Co. Ltd.	3,200	28,942
	Mizuho Leasing Co. Ltd.	373,900	13,550,420
	Mizuno Corp.	312,979	9,336,999
	MORESCO Corp.	13,000	128,486
	Morinaga Milk Industry Co. Ltd.	7,700	157,684
	Moriroku Holdings Co. Ltd.	86,500	1,639,165
	Morita Holdings Corp.	128,900	1,392,014
	Morito Co. Ltd.	156,500	1,544,180
	Mory Industries, Inc.	119,900	3,876,191
	MrMax Holdings Ltd.	201,375	863,912
	Mugen Estate Co. Ltd.	123,449	980,683
	Murakami Corp.	57,600	1,762,688
	Musashi Seimitsu Industry Co. Ltd.	110,300	1,251,943
	Musashino Bank Ltd.	265,978	5,010,950
	Muto Seiko Co.	8,300	126,886
	Nachi-Fujikoshi Corp.	185,688	4,330,405
	Nadex Co. Ltd.	4,300	31,202
	Nafco Co. Ltd.	179,000	2,712,905
	Nagase & Co. Ltd.	1,471,200	24,055,108
	Nakabayashi Co. Ltd.	359,000	1,332,082
	Nakano Corp.	6,300	21,429
#	Nakayama Steel Works Ltd.	539,000	3,198,510
	Nanto Bank Ltd.	161,446	2,920,258
	Narasaki Sangyo Co. Ltd.	34,600	751,246
	Nasu Denki Tekko Co. Ltd.	6,600	408,006
	NEC Capital Solutions Ltd.	224,500	5,592,178

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Neturen Co. Ltd.	757,900	$5,427,426
	NHK Spring Co. Ltd.	2,597,100	21,440,793
#	Nicca Chemical Co. Ltd.	62,400	383,058
#	Nice Corp.	27,600	303,722
	Nichia Steel Works Ltd.	135,799	305,973
	Nichicon Corp.	24,600	215,000
#	Nichiden Corp.	78,300	1,460,244
	Nichiha Corp.	31,200	626,788
	Nichimo Co. Ltd.	103,000	1,579,133
	Nichireki Co. Ltd.	471,700	8,021,752
	Nichirin Co. Ltd.	113,960	2,753,588
	Nihon Chouzai Co. Ltd.	154,631	1,475,110
	Nihon Denkei Co. Ltd.	73,950	1,030,176
	Nihon Flush Co. Ltd.	2,100	13,385
#	Nihon House Holdings Co. Ltd.	376,097	778,167
	Nihon Kagaku Sangyo Co. Ltd.	89,800	833,706
	Nihon Nohyaku Co. Ltd.	553,000	2,580,884
	Nihon Parkerizing Co. Ltd.	72,200	573,479
	Nihon Plast Co. Ltd.	87,100	334,518
	Nihon Tokushu Toryo Co. Ltd.	191,800	1,720,579
#*	Nihon Yamamura Glass Co. Ltd.	38,799	379,338
#	Nikkiso Co. Ltd.	730,204	5,360,621
	Nikko Co. Ltd.	474,600	2,473,289
	Nikkon Holdings Co. Ltd.	694,800	14,926,135
	Nippi, Inc.	13,700	573,146
	Nippn Corp.	615,500	9,449,177
	Nippon Beet Sugar Manufacturing Co. Ltd.	104,900	1,555,501
	Nippon Carbide Industries Co., Inc.	91,906	946,941
	Nippon Chemical Industrial Co. Ltd.	61,800	822,723
*	Nippon Chemi-Con Corp.	264,677	2,404,043
*	Nippon Coke & Engineering Co. Ltd.	2,755,158	2,362,941
	Nippon Concrete Industries Co. Ltd.	754,100	2,409,238
#	Nippon Denko Co. Ltd.	1,542,900	3,029,229
	Nippon Densetsu Kogyo Co. Ltd.	368,200	5,107,251
	Nippon Electric Glass Co. Ltd.	1,276,600	28,377,423
	Nippon Felt Co. Ltd.	122,200	358,822
	Nippon Filcon Co. Ltd.	98,100	370,315
#	Nippon Hume Corp.	494,400	3,046,946
	Nippon Kayaku Co. Ltd.	1,170,500	10,449,409
	Nippon Light Metal Holdings Co. Ltd.	863,189	10,636,098
*	Nippon Paper Industries Co. Ltd.	1,413,446	13,101,508
	Nippon Rietec Co. Ltd.	22,740	199,790
	Nippon Road Co. Ltd.	387,900	5,592,088
	Nippon Seiki Co. Ltd.	424,500	3,934,715
	Nippon Seisen Co. Ltd.	48,700	1,856,942
	Nippon Sharyo Ltd.	21,800	342,485
#*	Nippon Sheet Glass Co. Ltd.	567,800	2,343,071
	Nippon Shokubai Co. Ltd.	347,700	13,080,505
	Nippon Signal Company Ltd.	626,524	3,997,401
	Nippon Soda Co. Ltd.	419,700	16,201,159
	Nippon Thompson Co. Ltd.	1,116,500	4,470,981
	Nippon Yakin Kogyo Co. Ltd.	262,650	8,458,802
	Nipro Corp.	392,696	3,162,434
	Nishikawa Rubber Co. Ltd.	30,900	417,212
	Nishimoto Co. Ltd.	42,300	1,782,494
	Nishi-Nippon Financial Holdings, Inc.	1,983,500	22,838,277
	Nishio Holdings Co. Ltd.	182,400	4,996,270
	Nissan Shatai Co. Ltd.	230,200	1,518,916
	Nissan Tokyo Sales Holdings Co. Ltd.	525,700	1,726,177

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nissei Plastic Industrial Co. Ltd.	317,500	$2,483,227
	Nissha Co. Ltd.	504,316	5,594,504
	Nisshin Group Holdings Co. Ltd.	756,000	2,686,029
	Nisshin Oillio Group Ltd.	629,500	19,229,736
	Nisshinbo Holdings, Inc.	2,840,674	23,445,180
	Nissin Corp.	261,003	4,815,136
	Nissui Corp.	1,393,400	7,613,458
	Nitta Corp.	139,096	3,599,568
#	Nitta Gelatin, Inc.	136,400	715,396
	NITTAN Corp.	166,200	399,181
	Nittetsu Mining Co. Ltd.	292,898	10,439,200
	Nitto Fuji Flour Milling Co. Ltd.	70,800	2,499,844
	Nitto Kohki Co. Ltd.	71,200	943,779
	Nitto Seiko Co. Ltd.	533,205	1,977,423
	Noda Corp.	76,100	621,746
	Nojima Corp.	51,300	646,537
	NOK Corp.	845,520	11,199,313
	Noritake Co. Ltd.	197,600	10,511,786
	Noritsu Koki Co. Ltd.	126,600	2,859,832
	Noritz Corp.	321,962	3,391,529
	North Pacific Bank Ltd.	4,239,300	10,810,551
	Nozawa Corp.	15,300	99,596
	NPR-RIKEN Corp.	289,322	5,260,304
	NS United Kaiun Kaisha Ltd.	221,200	7,779,536
#	NTN Corp.	8,455,048	15,462,248
	Ogaki Kyoritsu Bank Ltd.	63,630	851,877
#	Ohara, Inc.	42,400	342,486
#	Ohashi Technica, Inc.	194,900	2,342,042
	Oiles Corp.	34,000	491,841
	Oita Bank Ltd.	1,200	22,001
	Okabe Co. Ltd.	501,659	2,732,091
	Okasan Securities Group, Inc.	1,181,800	5,784,002
	Oki Electric Industry Co. Ltd.	1,380,786	9,701,773
	Okinawa Financial Group, Inc.	307,440	5,283,587
	Okumura Corp.	335,300	11,725,230
	Okura Industrial Co. Ltd.	155,649	3,008,646
#	Okuwa Co. Ltd.	435,247	2,611,748
	Onoken Co. Ltd.	404,850	4,991,659
	Onward Holdings Co. Ltd.	311,304	1,142,817
	Orient Corp.	154,402	1,165,112
	Oriental Shiraishi Corp.	803,700	2,012,484
	Osaka Steel Co. Ltd.	372,200	5,796,404
	Osaki Electric Co. Ltd.	541,560	2,521,469
	OUG Holdings, Inc.	22,500	374,961
	Oval Corp.	17,800	68,554
	Oyo Corp.	1,500	22,115
	Pacific Industrial Co. Ltd.	905,424	8,789,055
	Pack Corp.	25,300	582,385
	Parker Corp.	31,800	177,025
	Pegasus Co. Ltd.	361,879	1,094,124
	Pickles Holdings Co. Ltd.	4,595	40,154
	Piolax, Inc.	458,087	7,759,034
	Press Kogyo Co. Ltd.	1,848,500	8,099,120
#	Pressance Corp.	264,500	2,991,726
	Procrea Holdings, Inc.	60,800	784,953
#	PS Mitsubishi Construction Co. Ltd.	129,829	833,651
#	Punch Industry Co. Ltd.	40,000	115,251
	Raiznext Corp.	114,600	1,219,495
	Rasa Corp.	92,900	1,064,100

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rasa Industries Ltd.	98,100	$1,532,253
	Raysum Co. Ltd.	15,368	378,557
	Rengo Co. Ltd.	3,287,400	21,318,981
	Restar Holdings Corp.	113,700	2,356,368
#	Retail Partners Co. Ltd.	120,700	1,428,714
#	Rhythm Co. Ltd.	124,300	2,987,116
	Ricoh Leasing Co. Ltd.	362,000	12,426,324
	Riken Technos Corp.	934,500	5,484,852
#	Ryobi Ltd.	374,232	6,899,335
	RYODEN Corp.	368,900	6,690,400
	Ryosan Co. Ltd.	91,800	3,024,775
	S Foods, Inc.	14,200	319,314
	S LINE GROUP Co. Ltd.	5,300	31,026
	Sac's Bar Holdings, Inc.	5,000	28,604
	Sakai Chemical Industry Co. Ltd.	236,957	3,067,637
	Sakai Heavy Industries Ltd.	69,700	3,295,029
#	Sakata INX Corp.	312,230	3,012,478
	Sala Corp.	664,340	3,607,069
	San Holdings, Inc.	386,400	2,963,214
	San ju San Financial Group, Inc.	29,500	386,824
	San-Ai Obbli Co. Ltd.	786,800	8,871,582
	San-In Godo Bank Ltd.	2,985,500	21,053,937
	Sanki Engineering Co. Ltd.	412,200	5,288,138
	Sanko Gosei Ltd.	286,447	1,275,839
	Sanko Metal Industrial Co. Ltd.	40,300	1,371,808
	Sankyo Seiko Co. Ltd.	221,300	1,108,702
	Sankyo Tateyama, Inc.	324,241	1,993,073
	Sanoh Industrial Co. Ltd.	421,500	2,395,711
	Sansei Technologies, Inc.	73,522	646,497
	Sansha Electric Manufacturing Co. Ltd.	200,900	2,325,881
	Sanyo Chemical Industries Ltd.	187,100	5,468,412
	Sanyo Denki Co. Ltd.	54,700	2,274,408
	Sanyo Industries Ltd.	44,900	879,936
#	Sanyo Shokai Ltd.	12,200	223,019
	Sanyo Special Steel Co. Ltd.	498,300	8,559,127
	Sanyo Trading Co. Ltd.	114,300	1,018,455
	Sata Construction Co. Ltd.	67,200	300,408
	Sato Shoji Corp.	234,900	2,525,427
	Satori Electric Co. Ltd.	14,300	235,257
	Sawai Group Holdings Co. Ltd.	9,139	345,911
	Saxa Holdings, Inc.	82,499	1,573,119
	Seibu Electric & Machinery Co. Ltd.	5,500	57,454
	Seika Corp.	156,566	3,313,252
	Seiko Group Corp.	317,564	5,665,371
	Seino Holdings Co. Ltd.	282,200	4,121,202
	Sekisui Jushi Corp.	229,514	3,953,119
	Sekisui Kasei Co. Ltd.	278,697	952,300
	Senshu Ikeda Holdings, Inc.	3,328,580	7,711,575
	Shibaura Machine Co. Ltd.	40,700	986,769
	Shibusawa Warehouse Co. Ltd.	158,500	3,359,766
	Shibuya Corp.	38,500	654,318
	Shiga Bank Ltd.	286,100	7,113,629
	Shikibo Ltd.	57,270	471,544
	Shikoku Bank Ltd.	403,799	2,800,458
	Shin Nippon Air Technologies Co. Ltd.	63,320	1,093,790
	Shinagawa Refractories Co. Ltd.	585,100	7,948,552
#	Shindengen Electric Manufacturing Co. Ltd.	108,654	2,318,448
	Shinko Shoji Co. Ltd.	148,600	1,253,601
	Shinmaywa Industries Ltd.	297,700	2,471,216

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shinnihon Corp.	432,000	$3,554,741
	Shinsho Corp.	115,099	4,730,861
	Shinwa Co. Ltd.	1,400	23,381
	Shinwa Co. Ltd.	138,700	725,553
	Shizuoka Gas Co. Ltd.	683,700	4,670,873
	Showa Sangyo Co. Ltd.	115,100	2,637,833
	Sigma Koki Co. Ltd.	4,200	42,498
	Siix Corp.	164,720	1,741,807
	Sinanen Holdings Co. Ltd.	148,500	4,177,342
	Sinfonia Technology Co. Ltd.	188,100	3,003,344
	Sintokogio Ltd.	210,362	1,551,361
	SK-Electronics Co. Ltd.	9,515	262,806
	SKY Perfect JSAT Holdings, Inc.	2,903,900	15,281,328
	SMK Corp.	70,149	1,189,927
	SNT Corp.	422,000	774,909
	Soda Nikka Co. Ltd.	146,000	1,220,589
#	Sodick Co. Ltd.	722,466	3,476,997
	Soft99 Corp.	88,100	840,728
	Soken Chemical & Engineering Co. Ltd.	81,800	1,570,603
	Space Co. Ltd.	7,400	47,664
	SPK Corp.	108,036	1,495,305
	Star Micronics Co. Ltd.	18,000	214,815
	Starzen Co. Ltd.	190,390	3,520,351
	Stella Chemifa Corp.	72,700	1,587,861
	Subaru Enterprise Co. Ltd.	82,000	1,711,695
	Sugimoto & Co. Ltd.	133,219	2,050,044
#	Sumida Corp.	62,196	481,737
#	Suminoe Textile Co. Ltd.	77,800	1,288,414
	Sumitomo Osaka Cement Co. Ltd.	474,924	11,964,414
	Sumitomo Riko Co. Ltd.	681,624	5,857,857
	Sumitomo Seika Chemicals Co. Ltd.	131,815	4,671,359
	Sumitomo Warehouse Co. Ltd.	1,109,600	19,955,295
	Sun Frontier Fudousan Co. Ltd.	477,700	5,712,935
#	Suncall Corp.	331,200	1,081,840
	Sun-Wa Technos Corp.	260,300	4,119,159
	Suruga Bank Ltd.	2,652,300	15,456,863
	Suzuki Co. Ltd.	199,523	1,647,304
	T RAD Co. Ltd.	66,400	1,622,175
	T&K Toka Co. Ltd.	224,400	2,137,487
	Tachibana Eletech Co. Ltd.	373,820	7,881,768
	Tachikawa Corp.	213,061	2,064,161
	Tachi-S Co. Ltd.	116,200	1,562,244
	Tadano Ltd.	142,400	1,159,205
	Taihei Dengyo Kaisha Ltd.	250,600	7,569,008
	Taiheiyo Cement Corp.	1,121,621	23,085,538
#	Taiheiyo Kouhatsu, Inc.	64,600	362,667
	Taiho Kogyo Co. Ltd.	238,099	1,365,824
	Taisei Lamick Co. Ltd.	10,000	201,937
	Takamatsu Construction Group Co. Ltd.	138,300	2,777,305
#	Takano Co. Ltd.	101,300	676,024
	Takaoka Toko Co. Ltd.	224,444	3,645,593
	Takara Standard Co. Ltd.	642,753	7,679,603
	Takasago International Corp.	204,310	4,879,312
	Takashima & Co. Ltd.	218,400	1,985,456
	Takashimaya Co. Ltd.	1,129,317	15,732,790
	TAKEBISHI Corp.	61,400	872,738
#	Tamura Corp.	138,999	498,740
	Tanabe Engineering Corp.	22,700	222,285
#*	Tatsuta Electric Wire & Cable Co. Ltd.	632,300	3,004,109

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tayca Corp.	119,183	$1,124,231
	Tbk Co. Ltd.	357,500	975,779
	Techno Ryowa Ltd.	220,770	2,354,104
	Teijin Ltd.	1,718,026	15,804,778
	Teikoku Sen-I Co. Ltd.	32,600	491,895
	Teikoku Tsushin Kogyo Co. Ltd.	152,100	2,041,482
	Tenma Corp.	329,900	5,079,328
	Terasaki Electric Co. Ltd.	17,700	235,671
	Tess Holdings Co. Ltd.	38,600	119,912
	Tigers Polymer Corp.	240,900	1,555,249
	Toa Corp.	276,285	2,151,419
	Toa Corp.	287,900	7,610,187
	TOA ROAD Corp.	141,100	6,773,261
	Toagosei Co. Ltd.	1,710,300	16,370,520
	Tobishima Corp.	294,997	3,044,208
	TOC Co. Ltd.	309,900	1,484,939
	Toda Corp.	2,176,300	13,721,617
	Toenec Corp.	215,500	7,069,548
	Togami Electric Manufacturing Co. Ltd.	12,200	206,686
	Toho Bank Ltd.	273,900	580,869
#	Toho Holdings Co. Ltd.	386,200	8,364,507
#	Toho Zinc Co. Ltd.	233,053	1,807,701
#	Tohoku Bank Ltd.	74,814	607,556
	Tohoku Steel Co. Ltd.	7,500	89,011
	Tokai Carbon Co. Ltd.	1,190,497	8,372,607
	Tokai Corp.	63,363	904,931
	Tokai Lease Co. Ltd.	899	8,126
	Tokai Rika Co. Ltd.	877,200	13,878,216
	Tokai Tokyo Financial Holdings, Inc.	2,643,281	10,196,545
	Token Corp.	2,500	160,318
	Tokushu Tokai Paper Co. Ltd.	160,181	4,275,050
	Tokuyama Corp.	1,045,467	16,757,851
	Tokyo Energy & Systems, Inc.	524,510	3,672,664
	Tokyo Keiki, Inc.	240,576	2,925,162
	Tokyo Kiraboshi Financial Group, Inc.	316,088	9,246,001
	Tokyo Rope Manufacturing Co. Ltd.	180,100	1,692,725
#	Tokyo Sangyo Co. Ltd.	484,900	2,456,894
#	Tokyo Tekko Co. Ltd.	132,400	4,636,535
	Tokyu Construction Co. Ltd.	6,500	36,182
	Toli Corp.	874,100	2,027,266
#	Tomato Bank Ltd.	70,200	586,959
	Tomen Devices Corp.	3,500	127,672
#	Tomoe Corp.	641,900	2,480,461
	Tomoe Engineering Co. Ltd.	112,500	2,813,559
	Tomoku Co. Ltd.	232,864	3,800,184
	TOMONY Holdings, Inc.	1,914,086	5,270,638
	Tonami Holdings Co. Ltd.	144,000	4,623,428
	Topre Corp.	407,799	5,935,627
	Topy Industries Ltd.	251,799	4,939,210
	Torigoe Co. Ltd.	86,800	420,714
	Tosei Corp.	170,000	2,454,876
	Tosho Co. Ltd.	19,100	116,546
	Towa Bank Ltd.	102,300	442,128
	Towa Pharmaceutical Co. Ltd.	97,640	1,708,641
	Toyo Construction Co. Ltd.	1,361,200	11,993,437
	Toyo Denki Seizo KK	10,750	78,472
*	Toyo Engineering Corp.	116,485	637,860
	Toyo Kanetsu KK	92,100	2,717,879
	Toyo Logistics Co. Ltd.	6,399	66,555

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Machinery & Metal Co. Ltd.	347,800	$1,660,681
	Toyo Tire Corp.	1,123,700	18,606,570
	Toyo Wharf & Warehouse Co. Ltd.	48,099	457,635
	Toyobo Co. Ltd.	1,309,073	9,825,161
	Toyoda Gosei Co. Ltd.	118,500	2,288,050
#	TPR Co. Ltd.	283,687	3,790,234
	TRE Holdings Corp.	13,700	116,222
	Trinity Industrial Corp.	12,100	84,145
	Trusco Nakayama Corp.	8,700	148,634
	TS Tech Co. Ltd.	1,023,300	12,962,086
#	TSI Holdings Co. Ltd.	639,433	2,971,654
	Tsubakimoto Chain Co.	393,672	11,385,173
	Tsubakimoto Kogyo Co. Ltd.	20,200	916,234
	Tsukishima Holdings Co. Ltd.	422,730	3,889,445
#	Tsukuba Bank Ltd.	482,367	844,586
	Tsumura & Co.	108,400	1,961,194
	Tsurumi Manufacturing Co. Ltd.	215,800	5,320,966
	TV Asahi Holdings Corp.	258,800	3,084,752
	Tv Tokyo Holdings Corp.	129,400	2,715,568
	TYK Corp.	479,200	1,634,499
	UACJ Corp.	605,269	16,718,303
	UBE Corp.	1,792,455	29,800,482
#	Ueki Corp.	28,500	314,418
	UEX Ltd.	7,400	61,777
	Unipres Corp.	556,739	3,883,060
#	United Super Markets Holdings, Inc.	28,400	195,285
*	Unitika Ltd.	546,843	627,572
	Universal Entertainment Corp.	81,721	1,181,922
	Urbanet Corp. Co. Ltd.	58,800	162,982
	Ushio, Inc.	8,600	120,480
	Valor Holdings Co. Ltd.	516,730	8,828,193
	Vital KSK Holdings, Inc.	43,500	339,008
	VT Holdings Co. Ltd.	47,600	171,572
#	Wakachiku Construction Co. Ltd.	155,900	3,241,262
	Wakita & Co. Ltd.	832,300	9,018,861
	Warabeya Nichiyo Holdings Co. Ltd.	124,200	2,413,099
	Wellneo Sugar Co. Ltd.	182,000	2,872,417
#	Wood One Co. Ltd.	54,775	379,340
	World Co. Ltd.	224,200	2,658,322
	Wowow, Inc.	39,200	298,906
	Xebio Holdings Co. Ltd.	371,246	2,467,865
	Yahagi Construction Co. Ltd.	242,800	2,411,467
#	Yaizu Suisankagaku Industry Co. Ltd.	20,680	173,524
	YAMABIKO Corp.	380,045	4,258,681
	Yamaguchi Financial Group, Inc.	185,847	1,766,488
	Yamanashi Chuo Bank Ltd.	11,200	133,968
	Yamatane Corp.	203,099	3,544,026
	Yamato Corp.	335,800	2,243,937
#	Yamaya Corp.	57,600	1,245,216
	Yamazen Corp.	212,200	1,814,684
	Yasuda Logistics Corp.	299,000	2,477,615
	Yellow Hat Ltd.	224,100	2,782,185
	Yodogawa Steel Works Ltd.	437,300	11,517,079
	Yokogawa Bridge Holdings Corp.	163,800	3,170,060
	Yokorei Co. Ltd.	1,128,200	8,582,540
	Yokowo Co. Ltd.	30,600	297,756
	Yondenko Corp.	169,000	4,038,831
	Yorozu Corp.	258,307	1,659,842
	Yotai Refractories Co. Ltd.	99,100	978,082

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yuasa Funashoku Co. Ltd.	39,199	$942,039
	Yuasa Trading Co. Ltd.	72,300	2,408,973
	Yuken Kogyo Co. Ltd.	17,000	265,083
	Yurtec Corp.	1,000,000	7,898,570
	Yushiro Chemical Industry Co. Ltd.	154,200	1,977,770
	Yutaka Giken Co. Ltd.	14,700	263,529
	Zeon Corp.	136,400	1,237,478
TOTAL JAPAN			2,986,809,293
NETHERLANDS — (2.3%)
	Acomo NV	5,265	100,114
	Aperam SA	1,057,322	32,582,570
	ASR Nederland NV	1,574,912	74,220,077
Ω	B&S Group SARL	2,877	11,656
	Flow Traders Ltd.	27,757	497,806
	ForFarmers NV	203,008	521,663
*	Fugro NV	554,341	10,234,707
	Koninklijke BAM Groep NV	4,585,357	12,659,184
	Koninklijke Heijmans NV, CVA	567,413	8,208,978
	Koninklijke Vopak NV	476,033	14,870,630
#	MFE-MediaForEurope NV, Class B	327,523	1,181,476
	SBM Offshore NV	3,404,170	43,338,038
Ω	Signify NV	1,740,880	52,199,671
	Sligro Food Group NV	11,797	183,250
*††	SRH NV	4,044,025	0
	Van Lanschot Kempen NV	122,709	3,694,479
TOTAL NETHERLANDS			254,504,299
NEW ZEALAND — (0.2%)
	Air New Zealand Ltd.	1,930,646	749,232
	Arvida Group Ltd.	2,579,521	1,743,415
	Chorus Ltd.	682,254	3,316,380
#	Colonial Motor Co. Ltd.	247,107	1,361,951
	Heartland Group Holdings Ltd.	149,230	126,504
	KMD Brands Ltd.	3,694,500	1,579,960
	Millennium & Copthorne Hotels New Zealand Ltd.	814,983	964,748
	NZME Ltd.	1,169,418	727,039
	Oceania Healthcare Ltd.	1,328,604	567,868
	PGG Wrightson Ltd.	121,001	229,625
*††	RPNZ Ltd.	832,183	0
#	Sanford Ltd.	857,758	2,110,550
	SKY Network Television Ltd.	1,001,661	1,709,744
	SKYCITY Entertainment Group Ltd.	866,310	1,001,132
	Summerset Group Holdings Ltd.	354,608	2,377,830
	Tourism Holdings Ltd.	131,978	299,396
	TOWER Ltd.	403,954	149,448
TOTAL NEW ZEALAND			19,014,822
NORWAY — (0.8%)
	2020 Bulkers Ltd.	22,377	299,226
*	Akastor ASA	373,243	392,148
*	Aker BioMarine ASA	6,974	30,181
	Aker Solutions ASA	180,551	669,667
	AMSC ASA	864,741	2,297,458
	Austevoll Seafood ASA	164,111	1,189,684
#Ω	Avance Gas Holding Ltd.	168,707	1,962,601
	B2 Impact ASA	1,769,981	1,235,019
	Bonheur ASA	165,311	3,398,801

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
Ω	BW LPG Ltd.	1,338,966	$16,478,901
	BW Offshore Ltd.	1,413,933	3,233,363
	DNO ASA	6,368,280	5,580,561
Ω	Elkem ASA	434,226	901,022
	FLEX LNG Ltd.	9,971	297,001
#	Grieg Seafood ASA	176,050	1,105,350
*	Hexagon Composites ASA	16,272	36,360
	Hoegh Autoliners ASA	229,080	2,300,344
Ω	Klaveness Combination Carriers ASA	7,041	71,381
*	Kongsberg Automotive ASA	6,830,738	1,156,431
*	LINK Mobility Group Holding ASA	219,178	389,274
#	MPC Container Ships ASA	2,102,884	3,161,075
#Ω	Norske Skog ASA	310,630	1,070,418
#*	NRC Group ASA	74,482	74,095
	Odfjell Drilling Ltd.	1,919,859	7,118,202
	Odfjell SE, Class A	309,897	4,238,761
	Odfjell Technology Ltd.	208,058	1,108,166
*	OKEA ASA	133,555	291,884
	Panoro Energy ASA	41,634	104,740
	Pareto Bank ASA	70,593	370,226
*	PGS ASA	4,119,735	2,577,838
*Ω	Scatec ASA	170,763	1,269,735
	Selvaag Bolig ASA	14,297	42,955
*Ω	Shelf Drilling Ltd.	946,821	2,690,629
*	Siem Offshore, Inc.	180,328	428,691
#*	Solstad Offshore ASA	26,825	89,993
	Sparebank 1 Oestlandet	99,922	1,162,247
	SpareBank 1 Sorost-Norge	48,146	284,805
	Sparebanken More	22,735	184,022
	Stolt-Nielsen Ltd.	326,922	12,219,694
#	TGS ASA	204,450	1,990,884
	Wilh Wilhelmsen Holding ASA, Class A	195,530	6,829,163
TOTAL NORWAY			90,332,996
PORTUGAL — (0.4%)
*	Banco Comercial Portugues SA, Class R	106,700,332	31,038,742
	Sonae SGPS SA	10,230,521	9,890,147
TOTAL PORTUGAL			40,928,889
SINGAPORE — (0.7%)
*	Avarga Ltd.	61,600	8,025
*	Banyan Tree Holdings Ltd.	2,791,500	686,002
	Bonvests Holdings Ltd.	1,274,180	939,185
	Bukit Sembawang Estates Ltd.	104,000	254,639
	China Aviation Oil Singapore Corp. Ltd.	1,618,000	1,053,184
	Chuan Hup Holdings Ltd.	4,528,700	571,642
	Del Monte Pacific Ltd.	943,400	92,002
#*††	Ezra Holdings Ltd.	12,978,893	0
	Far East Orchard Ltd.	3,359,707	2,523,314
	First Resources Ltd.	118,600	130,529
#	First Sponsor Group Ltd.	1,045,655	925,840
	Frencken Group Ltd.	221,800	212,243
	Geo Energy Resources Ltd.	1,642,900	459,876
	Golden Agri-Resources Ltd.	53,810,100	10,810,595
	GP Industries Ltd.	202,408	82,534
#	GuocoLand Ltd.	2,679,900	2,930,133
	Haw Par Corp. Ltd.	292,900	2,070,325
	Hiap Hoe Ltd.	65,200	30,692

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Ho Bee Land Ltd.	5,542,400	$7,172,746
	Hong Fok Corp. Ltd.	5,053,560	3,234,139
	Hong Leong Asia Ltd.	3,032,000	1,376,962
	Hong Leong Finance Ltd.	1,148,400	2,164,935
#	Hotel Grand Central Ltd.	2,704,349	1,620,299
	Hutchison Port Holdings Trust	29,706,900	4,448,816
#*††	Hyflux Ltd.	6,575,700	0
	Indofood Agri Resources Ltd.	423,200	92,916
	InnoTek Ltd.	62,100	19,956
	ISDN Holdings Ltd.	204,365	50,034
	Japfa Ltd.	3,573,259	529,676
*††	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
	Low Keng Huat Singapore Ltd.	275,800	64,250
	Metro Holdings Ltd.	6,127,160	2,258,321
#*††	Midas Holdings Ltd.	29,676,800	0
	Netlink NBN Trust	1,427,900	898,819
	Olam Group Ltd.	19,500	12,959
	OUE Ltd.	3,540,000	2,977,561
#	PSC Corp. Ltd.	3,464,343	856,448
	QAF Ltd.	3,152,608	1,925,812
*	Raffles Education Ltd.	2,934,090	111,609
#	Rex International Holding Ltd.	3,095,200	366,260
#	Samudera Shipping Line Ltd.	141,300	71,856
	Sinarmas Land Ltd.	387,100	49,655
#	Sing Holdings Ltd.	1,587,200	390,132
	Sing Investments & Finance Ltd.	264,900	194,412
	Singapore Land Group Ltd.	1,862,021	2,565,740
	Singapore Post Ltd.	2,164,500	660,619
	Singapura Finance Ltd.	210,000	110,639
	Stamford Land Corp. Ltd.	7,641,128	2,277,449
	Straits Trading Co. Ltd.	595,000	735,159
#*††	Swiber Holdings Ltd.	10,100,850	0
*††	Swiber Holdings Ltd.	10,173,200	0
	Tiong Woon Corp. Holding Ltd.	2,037,650	706,110
	Tuan Sing Holdings Ltd.	12,237,959	2,415,845
	UOB-Kay Hian Holdings Ltd.	431,404	420,905
	Valuetronics Holdings Ltd.	329,900	149,792
	Wee Hur Holdings Ltd.	59,600	8,798
	Wing Tai Holdings Ltd.	6,025,754	5,517,691
	Yeo Hiap Seng Ltd.	323,363	140,002
TOTAL SINGAPORE			70,378,082
SPAIN — (3.0%)
#	Acerinox SA	3,101,469	32,742,793
*††	Adveo Group International SA	15,262	0
Ω	Aedas Homes SA	69,170	1,322,426
	Atresmedia Corp. de Medios de Comunicacion SA	410,201	1,648,729
	Banco de Sabadell SA	93,690,951	121,604,866
	Bankinter SA	8,759,595	54,082,784
#	Ebro Foods SA	1,427,285	23,717,033
	Elecnor SA	29,011	593,686
	Ence Energia y Celulosa SA	211,079	667,396
	Ercros SA	2,587,653	6,912,075
Ω	Gestamp Automocion SA	1,471,368	4,880,646
	Grupo Catalana Occidente SA	699,967	25,088,703
	Iberpapel Gestion SA	63,323	1,233,575
	Mapfre SA	16,338,497	35,975,960
Ω	Neinor Homes SA	302,303	3,408,561
#	Prosegur Compania de Seguridad SA	303,685	574,622

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Tubacex SA	1,384,956	$5,098,836
Ω	Unicaja Banco SA	2,820,016	2,696,342
	Vocento SA	678,452	390,671
TOTAL SPAIN			322,639,704
SWEDEN — (2.3%)
Ω	AcadeMedia AB	1,204,866	6,579,524
	AFRY AB	389,969	5,385,135
Ω	Alimak Group AB	518,006	4,565,128
	Alleima AB	514,413	3,415,055
	Alligo AB, Class B	287,215	3,647,152
Ω	Ambea AB	477,637	2,424,961
	AQ Group AB	8,932	466,788
	Arjo AB, Class B	1,978,312	9,259,656
*Ω	Attendo AB	923,856	3,614,308
	Bergman & Beving AB	406,981	7,110,705
	Betsson AB, Class B	1,036,767	11,283,255
	Billerud Aktiebolag	68,137	605,880
*	Bonava AB, Class B	66,989	75,526
	Bulten AB	264,527	1,846,197
	Bure Equity AB	378,404	10,807,738
*	Byggmax Group AB	897,724	3,110,899
#*	Catena Media PLC	68,674	65,790
	Cloetta AB, Class B	3,283,380	5,909,970
Ω	Dometic Group AB	405,540	3,227,251
*	Doro AB	285,051	553,626
*Ω	Dustin Group AB	766,296	856,304
	Elanders AB, Class B	146,142	1,410,090
*Ω	Eltel AB	29,797	20,553
	Fagerhult Group AB	101,755	648,105
	Granges AB	2,119,824	21,019,465
*Ω	Hoist Finance AB	747,470	2,486,737
*	Humana AB	202,646	510,194
#*	International Petroleum Corp.	1,487,723	16,418,768
#	Intrum AB	74,539	440,722
	Inwido AB	1,019,019	12,447,755
	ITAB Shop Concept AB	135,825	177,519
#	JM AB	846,803	13,789,246
	Kabe Group AB, Class B	1,549	48,150
	KNOW IT AB	40,358	542,719
	Lindab International AB	943,614	17,918,001
	Loomis AB	281,941	7,718,975
	MEKO AB	703,067	7,118,834
*	Modern Times Group MTG AB, Class B	359,160	2,749,016
	Momentum Group AB	226,881	2,968,792
	NCC AB, Class B	649,182	8,290,103
#	New Wave Group AB, Class B	1,391,966	12,362,549
*	Nobia AB	570,435	605,625
	Nordic Waterproofing Holding AB	193,923	3,137,982
*	Norion Bank AB	377,351	1,494,350
	Pandox AB	6,398	87,731
	Peab AB, Class B	1,710,163	8,442,968
#*	Pricer AB, Class B	160,151	108,695
	Ratos AB, Class B	3,225,139	10,631,000
	Rejlers AB	10,104	118,844
Ω	Resurs Holding AB	736,835	1,012,557
	Rottneros AB	1,516,578	1,849,834
	Scandi Standard AB	87,281	532,308
	Sensys Gatso Group AB	15,937	112,449

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Solid Forsakring AB	30,166	$168,380
*	Stillfront Group AB	2,126,605	2,203,896
	Storskogen Group AB, Class B	2,942,905	2,031,491
	Tethys Oil AB	474,918	1,871,230
	VBG Group AB, Class B	58,596	1,441,810
TOTAL SWEDEN			249,748,291
SWITZERLAND — (6.9%)
	Adecco Group AG	1,672,213	72,311,608
	Allreal Holding AG	203,929	36,273,133
*	ams-OSRAM AG	6,054,204	14,169,482
	Arbonia AG	817,965	9,471,607
#*	Autoneum Holding AG	55,613	8,263,654
	Baloise Holding AG	350,114	55,927,598
	Banque Cantonale de Geneve	34,944	9,571,850
	Banque Cantonale du Jura SA	3,334	216,235
	Banque Cantonale Vaudoise	34,950	4,474,871
	Bell Food Group AG	41,111	12,054,247
	Bellevue Group AG	11,330	310,307
#	Berner Kantonalbank AG	50,709	14,146,114
	Bystronic AG	5,867	2,939,717
#	Calida Holding AG	48,581	1,547,491
	Carlo Gavazzi Holding AG	8,919	3,234,852
	Cembra Money Bank AG	187,205	14,433,871
#*	Cicor Technologies Ltd.	21,958	1,259,479
	Cie Financiere Tradition SA	21,159	2,934,174
	Clariant AG	631,899	8,089,366
	COSMO Pharmaceuticals NV	437	32,401
	EFG International AG	1,966,481	25,252,585
	Energiedienst Holding AG	28,704	1,332,461
	Feintool International Holding AG	71,208	1,466,383
	Flughafen Zurich AG	14,565	3,005,138
#*	GAM Holding AG	880,759	376,107
*	Gurit Holding AG, Class BR	18,465	1,608,515
	Helvetia Holding AG	613,525	88,605,553
	Huber & Suhner AG	29,091	2,086,491
	Implenia AG	306,846	10,893,395
	Investis Holding SA	20,797	2,382,300
	Jungfraubahn Holding AG	24,309	4,781,136
*	Kudelski SA	81,167	117,094
	Landis+Gyr Group AG	257,519	21,115,665
	Liechtensteinische Landesbank AG	203,052	16,127,381
	Luzerner Kantonalbank AG	166,416	13,847,675
Ω	Medmix AG	32,492	648,661
	Meier Tobler Group AG	2,010	86,558
	Metall Zug AG, Class B	1,188	1,987,203
	Mobimo Holding AG	130,204	38,467,232
*Ω	Montana Aerospace AG	8,707	170,026
	OC Oerlikon Corp. AG	1,253,006	5,460,392
	Orell Fuessli AG	244	20,800
*	Phoenix Mecano AG	7,990	4,266,795
#	Rieter Holding AG	23,631	2,486,251
	Schweiter Technologies AG	6,117	3,355,982
	Siegfried Holding AG	59,283	59,054,625
	St Galler Kantonalbank AG	51,101	29,574,064
	Sulzer AG	47,979	4,634,879
	Swiss Prime Site AG	675,650	68,433,442
*	Swiss Steel Holding AG	1,168,247	118,547
	Thurgauer Kantonalbank	11,153	1,536,026

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	TX Group AG	9,929	$1,495,569
	u-blox Holding AG	4,477	441,239
	Valiant Holding AG	21,480	2,572,668
	Vaudoise Assurances Holding SA	22,405	11,374,850
	Vetropack Holding AG	137,585	5,985,249
	Vontobel Holding AG	319,845	21,067,908
	VP Bank AG, Class A	64,139	6,904,305
*	V-ZUG Holding AG	17,791	1,248,029
	Walliser Kantonalbank	17,198	2,170,959
	Zehnder Group AG	110,602	6,591,433
	Zug Estates Holding AG, Class B	673	1,294,396
	Zuger Kantonalbank AG	389	3,465,966
TOTAL SWITZERLAND			749,573,990
UNITED KINGDOM — (11.7%)
	abrdn PLC	4,924,697	10,476,971
#	Alliance Pharma PLC	888,194	420,937
	Anglo-Eastern Plantations PLC	338,140	2,971,842
	Ashmore Group PLC	194,281	520,043
	Atalaya Mining PLC	18,428	80,913
*	Auction Technology Group PLC	1,993	13,760
Ω	Bakkavor Group PLC	2,500,628	3,012,961
	Balfour Beatty PLC	8,614,148	36,223,396
	Bank of Georgia Group PLC	848,250	40,691,906
	Bellway PLC	2,031,473	70,780,833
	Bloomsbury Publishing PLC	724,345	4,314,230
	Bodycote PLC	2,029,341	16,362,792
	Breedon Group PLC	1,036,293	4,746,736
	Burford Capital Ltd.	366,904	5,589,367
	C&C Group PLC	1,106,186	2,147,207
	Camellia PLC	661	38,037
	Capital Ltd.	166,611	180,890
	Capricorn Energy PLC	907,816	1,666,122
*	Card Factory PLC	2,500,940	2,950,072
	Carr's Group PLC	643,356	1,036,773
	Castings PLC	475,946	2,174,730
	Centamin PLC	23,498,160	28,626,023
	Central Asia Metals PLC	1,461,333	3,066,079
	Chemring Group PLC	1,216,222	5,404,655
	Chesnara PLC	756,616	2,518,143
	Close Brothers Group PLC	2,619,043	18,002,170
Ω	CMC Markets PLC	72,434	124,623
	Crest Nicholson Holdings PLC	3,680,422	9,724,217
	Currys PLC	3,403,957	2,128,278
*	De La Rue PLC	97,420	107,466
	DFS Furniture PLC	505,247	740,335
*	Direct Line Insurance Group PLC	4,915,399	10,489,234
	Dowlais Group PLC	1,365,397	1,559,709
	Drax Group PLC	3,213,309	20,696,443
	DS Smith PLC	1,979,849	7,059,334
	Ecora Resources PLC	2,770,896	3,175,557
*	Elementis PLC	7,796,281	13,972,363
*	EnQuest PLC	25,213,616	4,115,223
	Epwin Group PLC	229,279	226,958
	Essentra PLC	69,795	152,910
	Ferrexpo PLC	605,343	666,957
	Firstgroup PLC	10,305,401	21,697,293
#	Flowtech Fluidpower PLC	90,707	96,762
	Foxtons Group PLC	1,945,142	1,359,220

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Frasers Group PLC	2,203,767	$22,547,826
	Fresnillo PLC	179,426	1,200,122
	Future PLC	202,597	1,815,500
	Galliford Try Holdings PLC	711,286	2,226,603
*	Gem Diamonds Ltd.	218,874	31,261
	Genel Energy PLC	728,272	667,532
	Genuit Group PLC	385,396	2,061,057
*	Georgia Capital PLC	110,555	1,570,109
	Grafton Group PLC	5,225,428	64,216,981
	Grainger PLC	9,348,878	31,046,541
*	Greencore Group PLC	3,562,426	4,597,318
*	Griffin Mining Ltd.	11,516	14,214
	Gulf Keystone Petroleum Ltd.	3,552,150	4,710,093
*Ω	Gym Group PLC	24,249	32,672
	H&T Group PLC	77,164	363,508
	Halfords Group PLC	3,587,677	8,113,958
	Hargreaves Services PLC	18,548	111,480
	Harworth Group PLC	255,495	432,006
	Headlam Group PLC	386,435	1,009,007
	Helical PLC	1,520,273	3,935,252
	Henry Boot PLC	1,150,687	2,757,251
*	Hochschild Mining PLC	1,978,068	2,600,633
	Hunting PLC	1,809,853	7,515,923
Ω	Ibstock PLC	2,090,899	4,046,695
	IG Group Holdings PLC	516,777	4,643,828
	Inchcape PLC	503,897	4,338,931
*	International Distributions Services PLC	5,587,587	19,536,426
	International Personal Finance PLC	1,283,278	1,954,959
	iomart Group PLC	55,118	102,813
*	James Fisher & Sons PLC	39,842	170,931
*	John Wood Group PLC	8,384,075	16,621,747
	Johnson Matthey PLC	503,517	10,350,276
	Jupiter Fund Management PLC	3,247,071	3,250,396
*Ω	Just Eat Takeaway.com NV	29,738	447,899
	Keller Group PLC	1,397,058	15,475,011
*	Kier Group PLC	2,054,917	3,328,236
	Kingfisher PLC	727,092	2,021,552
	Lancashire Holdings Ltd.	467,892	3,595,111
	Learning Technologies Group PLC	82,790	84,443
	LSL Property Services PLC	28,473	95,176
	Marks & Spencer Group PLC	21,013,062	65,651,016
	Marshalls PLC	139,322	494,382
*	Marston's PLC	6,130,741	2,440,847
	Mears Group PLC	1,681,185	7,311,261
*	Mitchells & Butlers PLC	4,379,815	14,380,329
	MJ Gleeson PLC	539,189	3,201,177
	Mobico Group PLC	5,734,569	6,205,476
	Morgan Sindall Group PLC	177,493	5,075,950
	MP Evans Group PLC	72,956	702,098
*	N Brown Group PLC	646,532	145,802
	NCC Group PLC	70,036	107,350
*	Nexxen International Ltd.	3,323	8,624
	Norcros PLC	232,009	557,183
*Ω	On the Beach Group PLC	42,631	80,425
	OSB Group PLC	5,402,575	30,742,148
	Pan African Resources PLC	3,447,514	785,404
	Paragon Banking Group PLC	6,508,032	57,964,314
*	Pendragon PLC	17,274,075	7,939,653
	Persimmon PLC	554,770	10,217,812

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Petra Diamonds Ltd.	54,284	$36,985
	Pets at Home Group PLC	5,220,862	18,490,316
	Pharos Energy PLC	1,008,706	273,985
*	Playtech PLC	4,728,679	26,535,541
	Premier Foods PLC	16,958,900	30,409,744
	QinetiQ Group PLC	1,194,236	5,393,435
Ω	Quilter PLC	16,667,165	22,134,166
	Reach PLC	5,154,016	4,020,422
	Redde Northgate PLC	3,740,161	16,793,637
	Redrow PLC	6,430,388	48,848,665
*	Renewi PLC	462,536	3,434,669
	RHI Magnesita NV	9,234	391,034
	Ricardo PLC	115,231	622,396
	RWS Holdings PLC	506,853	1,531,339
	S&U PLC	8,638	224,815
*	Saga PLC	951,489	1,644,872
	Secure Trust Bank PLC	597	5,270
	Senior PLC	2,256,832	4,518,320
	Serco Group PLC	3,652,588	7,970,459
	Severfield PLC	1,324,388	999,187
*	SIG PLC	3,460,441	1,435,707
*	Sigmaroc PLC	18,641	15,386
	Speedy Hire PLC	7,994,451	2,856,712
Ω	Spire Healthcare Group PLC	4,632,146	13,882,355
*	Superdry PLC	347,715	86,736
*	Synthomer PLC	128,353	256,281
	Taylor Wimpey PLC	1,511,307	2,821,598
	TBC Bank Group PLC	319,624	11,789,456
	TP ICAP Group PLC	12,404,620	29,389,797
	Travis Perkins PLC	3,645,056	36,358,042
	Trifast PLC	958,439	853,404
	TT Electronics PLC	2,602,448	4,803,315
	Tyman PLC	2,131,522	8,257,808
	Vanquis Banking Group PLC	419,653	627,833
	Vertu Motors PLC	3,329,548	2,781,101
	Vesuvius PLC	6,360,528	38,297,322
	Virgin Money U.K. PLC	13,045,878	25,766,568
	Vistry Group PLC	5,372,936	67,963,886
	Vp PLC	275,589	2,085,561
	Watkin Jones PLC	151,325	95,049
	Wickes Group PLC	438,827	870,700
#	Young & Co.'s Brewery PLC, Class A	60,558	787,484
	Zotefoams PLC	3,087	14,881
TOTAL UNITED KINGDOM			1,276,139,237
UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	626,627	3,920,357
	Diversified Energy Co. PLC	11,304	130,368
	Noble Corp. PLC	11,543	505,639
TOTAL UNITED STATES			4,556,364
TOTAL COMMON STOCKS			10,674,489,578
PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
	Draegerwerk AG & Co. KGaA, 0.401%	15,341	788,548
	Jungheinrich AG, 2.184%	224,603	7,559,998

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	STO SE & Co. KGaA, 3.439%	25,192	$3,979,690
TOTAL GERMANY			12,328,236
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	Strabag SE Rights	345,069	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	347,241	0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	10,557,095	0
*	GP Industries Ltd. Rights 01/15/2024	202,408	11,045
TOTAL SINGAPORE			11,045
TOTAL RIGHTS/WARRANTS			11,045
TOTAL INVESTMENT SECURITIES (Cost $8,996,361,260)			10,686,828,859

			Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	18,635,300	215,573,148
TOTAL INVESTMENTS — (100.0%)
(Cost $9,211,929,203)^^			$10,902,402,007
As of January 31, 2024, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	476	03/15/24	$113,568,628	$115,917,900	$2,349,272
Total Futures Contracts			$113,568,628	$115,917,900	$2,349,272
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$647,299,417	$67,197	$647,366,614
Austria	—	83,845,395	—	83,845,395
Belgium	$1,417,366	183,381,797	—	184,799,163
Canada	1,223,448,480	229,342	—	1,223,677,822
China	12,185,918	632,460	—	12,818,378
Denmark	—	364,705,592	—	364,705,592
Finland	—	218,955,362	—	218,955,362
France	—	483,157,336	—	483,157,336
Germany	—	462,115,816	—	462,115,816
Hong Kong	—	184,307,149	165,155	184,472,304
Ireland	—	29,046,679	—	29,046,679
Israel	124,054	88,218,978	—	88,343,032

DFA International Small Cap Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Italy	—	$626,560,118	—	$626,560,118
Japan	—	2,986,809,293	—	2,986,809,293
Netherlands	—	254,504,299	—	254,504,299
New Zealand	—	19,014,822	—	19,014,822
Norway	—	90,332,996	—	90,332,996
Portugal	—	40,928,889	—	40,928,889
Singapore	—	70,378,082	—	70,378,082
Spain	—	322,639,704	—	322,639,704
Sweden	$584,831	249,163,460	—	249,748,291
Switzerland	—	749,573,990	—	749,573,990
United Kingdom	—	1,276,139,237	—	1,276,139,237
United States	—	4,556,364	—	4,556,364
Preferred Stocks
Germany	—	12,328,236	—	12,328,236
Rights/Warrants
Singapore	—	11,045	—	11,045
Securities Lending Collateral	—	215,573,148	—	215,573,148
Futures Contracts**	2,349,272	—	—	2,349,272
TOTAL	$1,240,109,921	$9,664,409,006	$232,352^	$10,904,751,279
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.4%)
AUSTRALIA — (6.3%)
#	A2B Australia Ltd.	51,678	$48,423
	Accent Group Ltd.	343,900	451,816
	Acrow Ltd.	197,454	136,581
#	Adairs Ltd.	149,552	165,563
*	Adbri Ltd.	344,050	684,352
	AGL Energy Ltd.	46,695	263,731
*	Ainsworth Game Technology Ltd.	31,523	27,995
*	Alkane Resources Ltd.	392,316	146,144
*	Alliance Aviation Services Ltd.	48,114	105,356
	ALS Ltd.	85,381	701,493
	Altium Ltd.	16,864	541,770
*	Alumina Ltd.	1,046,793	787,517
#*	AMA Group Ltd.	726,595	33,621
	AMP Ltd.	2,465,941	1,495,519
	Ampol Ltd.	91,071	2,154,055
	Ansell Ltd.	128,674	2,023,762
	ANZ Group Holdings Ltd.	240,128	4,236,910
#*	Arafura Rare Earths Ltd.	1,012,972	85,169
	ARB Corp. Ltd.	30,528	667,353
*	Arcadium Lithium PLC, CDI	39,920	203,754
	Aristocrat Leisure Ltd.	45,334	1,307,007
#	ARN Media Ltd.	248,443	162,154
#	Articore Group Ltd.	56,201	19,894
	ASX Ltd.	9,387	401,316
	Atlas Arteria Ltd.	99,259	349,928
	AUB Group Ltd.	37,029	736,881
*	Audinate Group Ltd.	5,886	63,367
#*	Aurelia Metals Ltd.	1,428,204	107,074
	Aurizon Holdings Ltd.	866,737	2,136,534
*	Aussie Broadband Ltd.	150,375	376,480
	Austal Ltd.	294,225	390,329
#*	Austin Engineering Ltd.	207,907	53,492
*	Australian Agricultural Co. Ltd.	266,036	254,085
#	Australian Clinical Labs Ltd.	105,506	206,968
	Australian Ethical Investment Ltd.	20,629	72,602
#	Australian Finance Group Ltd.	91,134	96,410
#*	Australian Strategic Materials Ltd.	71,264	48,429
	Auswide Bank Ltd.	39,318	132,996
	Autosports Group Ltd.	10,803	17,009
#*††	AVZ Minerals Ltd.	100,493	10,537
#	Baby Bunting Group Ltd.	110,259	114,032
#	Bank of Queensland Ltd.	572,112	2,246,089
*	Bannerman Energy Ltd.	43,076	101,130
	Bapcor Ltd.	266,402	975,167
	Base Resources Ltd.	644,192	67,388
	Beach Energy Ltd.	1,898,874	2,037,751
#	Beacon Lighting Group Ltd.	70,826	110,095
	Bega Cheese Ltd.	234,023	570,334
	Bell Financial Group Ltd.	111,621	95,809
*	Bellevue Gold Ltd.	605,345	523,635
	Bendigo & Adelaide Bank Ltd.	259,077	1,655,227
#	BHP Group Ltd., Sponsored ADR	58,819	3,600,899
	BHP Group Ltd., Class DI	178,389	5,457,634
	BlueScope Steel Ltd.	226,025	3,451,012
*	Boral Ltd.	153,607	529,395

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Boss Energy Ltd.	102,589	$371,209
	Brambles Ltd.	178,347	1,700,497
*	Bravura Solutions Ltd.	260,251	139,671
	Breville Group Ltd.	38,773	685,229
	Brickworks Ltd.	101,312	1,933,852
#*††	BWX Ltd.	108,764	2,676
	Capitol Health Ltd.	499,605	83,286
	Capral Ltd.	19,172	124,355
*	Capricorn Metals Ltd.	106,226	316,697
	CAR Group Ltd.	52,800	1,133,685
#*	Carnarvon Energy Ltd.	1,585,901	208,145
	Cedar Woods Properties Ltd.	58,203	184,575
*	Centrebet International Ltd.	6,648	0
*	Cettire Ltd.	30,887	62,819
	Challenger Ltd.	441,287	1,872,019
	Champion Iron Ltd.	306,371	1,680,761
	Cleanaway Waste Management Ltd.	652,951	1,105,399
#	Clinuvel Pharmaceuticals Ltd.	15,776	161,389
	Clover Corp. Ltd.	36,665	19,380
#	Coast Entertainment Holdings Ltd.	400,167	121,393
	Cobram Estate Olives Ltd.	44,506	47,656
	Cochlear Ltd.	5,047	1,001,572
	Codan Ltd.	78,670	415,833
*	Cogstate Ltd.	27,733	22,753
	Coles Group Ltd.	71,757	744,649
	Collins Foods Ltd.	98,017	768,443
*	Comet Ridge Ltd.	392,184	52,368
	Commonwealth Bank of Australia	72,307	5,513,726
	Computershare Ltd.	71,095	1,177,564
*	Cooper Energy Ltd.	1,854,454	157,145
	Corporate Travel Management Ltd.	63,421	838,940
	Costa Group Holdings Ltd.	286,549	596,193
	Credit Corp. Group Ltd.	58,880	654,579
	CSR Ltd.	422,715	1,903,472
	Data#3 Ltd.	87,623	557,246
*	De Grey Mining Ltd.	100,372	79,874
#*	Deep Yellow Ltd.	76,856	72,586
	Deterra Royalties Ltd.	113,000	406,963
*	Develop Global Ltd.	12,805	20,094
	Dicker Data Ltd.	23,491	172,818
	Domain Holdings Australia Ltd.	128,284	278,369
	Domino's Pizza Enterprises Ltd.	20,143	518,107
	Downer EDI Ltd.	558,576	1,521,253
	Duratec Ltd.	14,563	13,197
	Eagers Automotive Ltd.	111,670	1,029,712
	Elanor Investor Group	45,594	39,255
	Elders Ltd.	140,533	820,969
#*	Electro Optic Systems Holdings Ltd.	17,371	13,344
	Emeco Holdings Ltd.	309,226	127,182
*	Emerald Resources NL	195,959	425,921
#*	EML Payments Ltd.	332,411	192,502
	Endeavour Group Ltd.	77,732	284,479
*	Energy World Corp. Ltd.	711,589	8,306
	Enero Group Ltd.	79,986	87,103
	EQT Holdings Ltd.	16,110	290,323
	Euroz Hartleys Group Ltd.	3,066	1,766
	Evolution Mining Ltd.	711,486	1,490,381
	EVT Ltd.	69,787	569,305
	Fenix Resources Ltd.	396,703	68,817

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	FleetPartners Group Ltd.	226,725	$452,741
	Fleetwood Ltd.	69,906	79,468
#	Flight Centre Travel Group Ltd.	53,419	738,031
	Fortescue Ltd.	119,009	2,300,057
#*	Frontier Digital Ventures Ltd.	56,903	17,450
	G8 Education Ltd.	946,251	655,122
#*	Galan Lithium Ltd.	10,413	2,940
*	Genesis Minerals Ltd.	195,491	207,236
	Gold Road Resources Ltd.	876,463	865,987
	GR Engineering Services Ltd.	20,622	32,349
	GrainCorp Ltd., Class A	218,250	1,146,662
	Grange Resources Ltd.	754,745	232,900
	GUD Holdings Ltd.	120,719	958,218
	GWA Group Ltd.	203,888	303,398
	Hansen Technologies Ltd.	140,451	471,837
#	Harvey Norman Holdings Ltd.	638,728	1,835,582
*	Healius Ltd.	605,747	544,961
	Helia Group Ltd.	399,142	1,283,483
#	Helloworld Travel Ltd.	19,262	30,635
*	Hillgrove Resources Ltd.	477,423	23,376
	Horizon Oil Ltd.	229,895	22,420
*	Hot Chili Ltd.	64,306	43,142
	HUB24 Ltd.	13,372	323,148
#	Humm Group Ltd.	353,150	154,730
#	IDP Education Ltd.	25,503	326,585
	IGO Ltd.	81,051	394,006
	Iluka Resources Ltd.	309,193	1,444,111
	Imdex Ltd.	336,475	371,245
#*	Immutep Ltd., Sponsored ADR	20,551	44,596
	Incitec Pivot Ltd.	1,212,263	2,117,072
	Infomedia Ltd.	301,785	280,495
	Inghams Group Ltd.	215,704	603,605
	Insignia Financial Ltd.	476,320	661,389
	Insurance Australia Group Ltd.	172,005	675,194
	Integral Diagnostics Ltd.	167,875	217,136
#*	ioneer Ltd.	343,732	26,735
	IPD Group Ltd.	15,353	48,813
	IPH Ltd.	109,072	485,374
	IRESS Ltd.	3,455	18,344
	IVE Group Ltd.	89,202	126,769
*	James Hardie Industries PLC, CDI	35,000	1,314,965
*	James Hardie Industries PLC, Sponsored ADR	1,506	56,565
	JB Hi-Fi Ltd.	53,059	1,973,925
	Johns Lyng Group Ltd.	104,891	462,958
*	Judo Capital Holdings Ltd.	119,811	91,772
	Jupiter Mines Ltd.	626,443	75,557
*	Karoon Energy Ltd.	704,317	886,150
	Kelly Partners Group Holdings Ltd.	7,925	28,003
	Kelsian Group Ltd.	107,259	498,862
#*	Kogan.com Ltd.	19,892	74,520
	Lendlease Corp. Ltd.	370,217	1,777,220
	Lifestyle Communities Ltd.	60,584	705,038
	Lindsay Australia Ltd.	131,785	93,670
	Link Administration Holdings Ltd.	445,282	630,904
	Lottery Corp. Ltd.	240,338	788,882
	Lovisa Holdings Ltd.	25,361	377,308
	Lycopodium Ltd.	15,800	124,537
#*	Lynas Rare Earths Ltd.	99,365	377,814
#	MA Financial Group Ltd.	60,973	232,334

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Macmahon Holdings Ltd.	1,195,087	$136,485
	Macquarie Group Ltd.	13,642	1,683,287
*	Macquarie Technology Group Ltd.	3,231	150,638
	Magellan Financial Group Ltd.	160,216	939,088
#*	Mayne Pharma Group Ltd.	57,240	196,181
	McMillan Shakespeare Ltd.	37,447	421,669
	Medibank Pvt Ltd.	415,793	1,040,996
*	Megaport Ltd.	6,875	56,143
#*	Mesoblast Ltd.	275,449	47,413
#*	Metals X Ltd.	449,738	86,300
	Metcash Ltd.	851,094	2,018,933
	Michael Hill International Ltd.	50,276	27,537
	Mineral Resources Ltd.	30,552	1,178,354
*	MMA Offshore Ltd.	350,994	475,743
	Monadelphous Group Ltd.	65,771	589,416
	Monash IVF Group Ltd.	259,412	243,828
*	Mount Gibson Iron Ltd.	538,517	185,994
	Myer Holdings Ltd.	960,406	425,016
	MyState Ltd.	92,773	201,355
*	Nanosonics Ltd.	38,363	73,618
	National Australia Bank Ltd.	267,552	5,642,778
	Navigator Global Investments Ltd.	181,320	163,830
#*	Neometals Ltd.	48,923	4,586
	Netwealth Group Ltd.	53,665	582,890
	New Hope Corp. Ltd.	559,631	1,957,387
*	NEXTDC Ltd.	37,095	335,827
	nib holdings Ltd.	229,822	1,215,496
	Nick Scali Ltd.	48,096	388,857
	Nickel Industries Ltd.	829,514	425,126
	Nine Entertainment Co. Holdings Ltd.	1,119,083	1,435,779
	Northern Star Resources Ltd.	151,154	1,296,570
	NRW Holdings Ltd.	377,994	667,952
	Nufarm Ltd.	400,875	1,445,000
*	Nuix Ltd.	74,563	75,494
	Objective Corp. Ltd.	7,318	58,576
*	OFX Group Ltd.	213,539	212,734
#*	Omni Bridgeway Ltd.	140,468	122,453
	oOh!media Ltd.	372,425	388,734
	Orica Ltd.	127,364	1,343,295
	Origin Energy Ltd.	232,101	1,295,402
	Orora Ltd.	672,865	1,222,987
#	Pacific Current Group Ltd.	51,154	315,491
#	Pacific Smiles Group Ltd.	19,803	18,616
*	Paladin Energy Ltd.	463,802	388,587
*	Panoramic Resources Ltd.	867,532	19,920
#*	Pantoro Ltd.	1,328,311	34,478
	Peet Ltd.	288,046	231,755
#*	Peninsula Energy Ltd.	754,002	63,660
	PeopleIN Ltd.	38,448	30,565
	Pepper Money Ltd.	88,374	76,670
*	Perenti Ltd.	821,140	436,681
#	Perpetual Ltd.	106,963	1,799,910
	Perseus Mining Ltd.	1,502,020	1,768,626
	Peter Warren Automotive Holdings Ltd.	11,323	17,763
*	PEXA Group Ltd.	68,405	511,189
#	Pilbara Minerals Ltd.	194,044	441,967
	Pinnacle Investment Management Group Ltd.	25,850	170,522
	Platinum Asset Management Ltd.	361,694	277,047
#	PointsBet Holdings Ltd.	6,569	4,023

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Praemium Ltd.	148,245	$36,728
	Premier Investments Ltd.	64,105	1,167,170
	Pro Medicus Ltd.	10,174	670,253
#	Propel Funeral Partners Ltd.	48,457	169,397
	PSC Insurance Group Ltd.	15,445	48,530
	PWR Holdings Ltd.	36,095	246,367
*	Qantas Airways Ltd.	88,201	317,997
	QBE Insurance Group Ltd.	152,109	1,566,203
	Qube Holdings Ltd.	730,808	1,553,737
	Ramelius Resources Ltd.	1,135,338	1,179,243
	Ramsay Health Care Ltd.	16,581	552,787
	REA Group Ltd.	4,186	499,250
*	ReadyTech Holdings Ltd.	22,182	50,192
*	Red 5 Ltd.	1,919,667	393,763
††	Red River Resources Ltd.	65,097	585
	Reece Ltd.	20,461	301,397
#	Regis Healthcare Ltd.	67,925	146,172
*	Regis Resources Ltd.	673,745	918,899
	Reject Shop Ltd.	25,977	92,253
	Reliance Worldwide Corp. Ltd.	484,715	1,325,258
	Resimac Group Ltd.	22,675	17,385
*	Resolute Mining Ltd.	2,162,828	607,576
*	Retail Food Group Ltd.	2,153,957	104,392
*	Rex Minerals Ltd.	118,406	12,303
	Ridley Corp. Ltd.	248,609	454,279
	Rio Tinto Ltd.	28,857	2,483,068
*	RPMGlobal Holdings Ltd.	72,882	85,919
*	Sandfire Resources Ltd.	393,692	1,850,190
	Santos Ltd.	1,452,069	7,338,669
	SEEK Ltd.	35,910	591,986
#*	Select Harvests Ltd.	107,649	261,755
#	Servcorp Ltd.	35,954	77,799
	Service Stream Ltd.	522,510	318,405
	Seven Group Holdings Ltd.	32,051	750,157
*	Seven West Media Ltd.	692,651	117,583
	SG Fleet Group Ltd.	80,958	127,320
#	Shaver Shop Group Ltd.	93,308	72,327
	Sigma Healthcare Ltd.	1,733,221	1,170,826
*	Silver Lake Resources Ltd.	844,813	664,834
#*	Silver Mines Ltd.	479,752	53,227
	Sims Ltd.	181,376	1,698,882
	SmartGroup Corp. Ltd.	67,029	422,502
#	Solvar Ltd.	168,962	127,749
	Sonic Healthcare Ltd.	48,550	1,012,277
	South32 Ltd.	2,071,200	4,484,596
	Southern Cross Electrical Engineering Ltd.	255,305	156,818
#	Southern Cross Media Group Ltd.	219,649	147,929
	Spartan Resources Ltd.	221,514	66,291
*††	SpeedCast International Ltd.	198,889	0
	SRG Global Ltd.	249,815	112,344
*	St Barbara Ltd.	896,367	99,408
*	Star Entertainment Group Ltd.	1,738,261	630,772
	Steadfast Group Ltd.	170,841	661,048
#*	Strike Energy Ltd.	575,507	161,264
	Suncorp Group Ltd.	270,121	2,486,334
	Super Retail Group Ltd.	165,507	1,708,062
#*	Superloop Ltd.	348,359	160,485
	Symbio Holdings Ltd.	30,212	58,795
#*	Syrah Resources Ltd.	551,987	148,586

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Tabcorp Holdings Ltd.	1,958,443	$1,017,436
	Technology One Ltd.	91,202	931,828
	Telstra Group Ltd.	175,157	461,947
*	Temple & Webster Group Ltd.	15,717	93,103
#*††	Ten Sixty Four Ltd.	189,882	13,703
#	Terracom Ltd.	328,405	66,260
	TPG Telecom Ltd.	82,402	283,615
	Treasury Wine Estates Ltd.	190,179	1,333,558
*	Tuas Ltd.	83,793	175,263
*	Tyro Payments Ltd.	377,952	268,127
#	Ventia Services Group Pty. Ltd.	163,063	349,848
*††	Virgin Australia Holdings Pty. Ltd.	272,729	0
Ω	Viva Energy Group Ltd.	669,470	1,524,961
*	Webjet Ltd.	84,776	411,308
	Wesfarmers Ltd.	6,773	256,415
*	West African Resources Ltd.	754,677	478,338
*	Westgold Resources Ltd.	551,180	795,158
	Westpac Banking Corp.	271,316	4,256,302
	Whitehaven Coal Ltd.	841,554	4,600,562
*	Widgie Nickel Ltd.	11,598	566
	WiseTech Global Ltd.	4,313	203,061
#	Woodside Energy Group Ltd., ADR	21,257	443,850
	Woodside Energy Group Ltd.	231,492	4,841,936
	Worley Ltd.	117,529	1,128,692
*	Xero Ltd.	3,462	247,805
	XRF Scientific Ltd.	46,439	33,742
#	Yancoal Australia Ltd.	347,171	1,354,339
#*	Zip Co. Ltd.	42,892	20,586
TOTAL AUSTRALIA			214,869,950
AUSTRIA — (0.6%)
	Addiko Bank AG	8,740	138,241
	Agrana Beteiligungs AG	6,973	105,954
	ANDRITZ AG	35,443	2,181,958
	AT&S Austria Technologie & Systemtechnik AG	23,382	564,874
Ω	BAWAG Group AG	23,691	1,219,768
	CA Immobilien Anlagen AG	7,222	237,084
	DO & Co. AG	3,767	525,385
	Erste Group Bank AG	49,550	2,134,535
*	Eurotelesites AG	20,934	87,931
	EVN AG	35,368	977,500
*	FACC AG	6,832	43,355
*	Immofinanz AG	7,951	0
*	Lenzing AG	6,790	226,222
	Mayr Melnhof Karton AG	2,532	335,639
	Oberbank AG	1,694	126,398
	Oesterreichische Post AG	6,903	233,622
	OMV AG	56,013	2,493,217
	Palfinger AG	8,370	216,614
	POLYTEC Holding AG	14,925	60,275
	Porr Ag	14,486	203,253
	Raiffeisen Bank International AG	83,542	1,741,788
*	Rosenbauer International AG	1,017	33,478
	Schoeller-Bleckmann Oilfield Equipment AG	3,639	172,844
	Semperit AG Holding	5,812	91,098
	Strabag SE	2,516	117,800
	Telekom Austria AG	83,736	728,863
	UBM Development AG	2,555	60,778
	UNIQA Insurance Group AG	66,625	559,012

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Verbund AG	3,257	$264,854
	Vienna Insurance Group AG Wiener Versicherung Gruppe	32,292	912,690
	voestalpine AG	97,662	2,905,612
	Wienerberger AG	34,034	1,153,343
	Zumtobel Group AG	23,364	151,742
TOTAL AUSTRIA			21,005,727
BELGIUM — (1.4%)
	Ackermans & van Haaren NV	22,236	3,717,973
	Ageas SA	124,854	5,365,217
*	AGFA-Gevaert NV	115,351	156,760
	Anheuser-Busch InBev SA	22,429	1,387,404
#	Anheuser-Busch InBev SA, Sponsored ADR	6,428	396,865
*	Argenx SE, ADR	768	292,232
*	Argenx SE	66	24,924
#	Atenor	16,642	118,223
	Azelis Group NV	15,595	321,114
	Barco NV	15,337	254,784
	Bekaert SA	37,580	1,832,889
	bpost SA	89,425	365,272
	Cie d'Entreprises CFE	8,983	79,309
	Colruyt Group NV	38,442	1,756,338
	Deceuninck NV	80,532	196,952
	Deme Group NV	6,977	875,607
	D'ieteren Group	2,222	448,872
	Econocom Group SA	68,601	174,282
	Elia Group SA	3,377	406,609
*	Euronav NV	79,698	1,405,370
	EVS Broadcast Equipment SA	7,715	253,671
	Fagron	40,782	734,337
*	Galapagos NV	44,783	1,679,931
	Gimv NV	17,817	830,891
	Greenyard NV	12,710	75,847
#	Immobel SA	3,507	105,205
	Ion Beam Applications	5,035	57,325
	KBC Group NV	102,841	6,708,482
	Kinepolis Group NV	6,411	283,818
	Lotus Bakeries NV	202	1,721,188
	Melexis NV	10,065	862,402
#*	Ontex Group NV	62,857	496,675
*	Orange Belgium SA	2,980	42,325
	Proximus SADP	136,024	1,290,776
	Recticel SA	42,061	520,003
	Shurgard Self Storage Ltd.	1,892	87,754
	Sipef NV	4,879	259,264
	Solvay SA	72,824	1,991,626
*	Syensqo SA	72,824	6,492,038
	Tessenderlo Group SA	21,918	627,532
	UCB SA	6,378	599,951
	Umicore SA	77,435	1,761,372
#*	Unifiedpost Group SA	7,841	24,156
	Van de Velde NV	4,118	146,798
	VGP NV	11,193	1,312,815
	Viohalco SA	28,734	200,430
TOTAL BELGIUM			48,743,608
CANADA — (10.1%)
*	5N Plus, Inc.	42,183	114,835

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Acadian Timber Corp.	9,176	$110,703
	ADENTRA, Inc.	15,325	360,883
	ADF Group, Inc.	18,600	110,677
*	Advantage Energy Ltd.	215,003	1,410,485
	Aecon Group, Inc.	46,235	475,263
	Africa Oil Corp.	364,549	686,012
	Ag Growth International, Inc.	7,060	296,484
	AGF Management Ltd., Class B	90,237	516,810
	Agnico Eagle Mines Ltd.	80,451	3,954,461
*	Aimia, Inc.	62,327	152,984
#*	Air Canada	12,900	174,821
#	AirBoss of America Corp.	4,431	14,205
	Alamos Gold, Inc., Class A	170,400	2,063,430
#	Algoma Central Corp.	4,796	54,829
#	Algonquin Power & Utilities Corp.	87,657	519,806
	Alimentation Couche-Tard, Inc.	17,532	1,027,313
	AltaGas Ltd.	155,755	3,238,017
	Altius Minerals Corp.	24,907	329,018
*	Altius Renewable Royalties Corp.	1,700	10,444
	Altus Group Ltd.	10,266	346,056
	Amerigo Resources Ltd.	110,614	106,134
	Andlauer Healthcare Group, Inc.	8,475	247,357
	Andrew Peller Ltd., Class A	25,692	85,994
	ARC Resources Ltd.	411,447	6,389,979
#*	Argonaut Gold, Inc.	295,915	84,739
#*	Aritzia, Inc.	40,940	996,056
*	Ascot Resources Ltd.	12,500	6,043
	Atco Ltd., Class I	15,500	433,486
*	Athabasca Oil Corp.	333,233	1,075,705
*	ATS Corp.	31,845	1,362,197
*	Aurora Cannabis, Inc.	87,883	33,420
#*	AutoCanada, Inc.	22,525	359,877
	B2Gold Corp.	1,155,844	3,228,885
	Badger Infrastructure Solution	23,244	807,735
#*	Ballard Power Systems, Inc.	139,207	456,599
#	Bank of Montreal	84,380	7,947,091
#	Bank of Nova Scotia	139,226	6,539,110
	Barrick Gold Corp.	100,384	1,573,966
*	Bausch & Lomb Corp.	7,261	101,727
*	Bausch Health Cos., Inc.	68,660	538,981
	Baytex Energy Corp.	10,513	33,390
#	BCE, Inc.	3,481	140,458
#	Birchcliff Energy Ltd.	256,907	974,544
	Bird Construction, Inc.	46,651	531,241
	Black Diamond Group Ltd.	37,797	243,743
#*	BlackBerry Ltd.	6,792	18,950
*	Bombardier, Inc., Class A	244	9,038
*	Bombardier, Inc., Class B	12,533	463,200
#*	Bonterra Energy Corp.	25,674	93,190
	Boralex, Inc., Class A	18,928	456,570
	Boyd Group Services, Inc.	8,422	1,810,249
	Bridgemarq Real Estate Services	1,900	18,711
	Brookfield Corp., Class A	22,327	885,935
	Brookfield Infrastructure Corp., Class A	20,190	707,308
	Brookfield Reinsurance Ltd.	4,861	191,864
	BRP, Inc.	4,900	309,209
*	CAE, Inc.	34,167	684,092
*	Calfrac Well Services Ltd.	41,174	157,413
	Calian Group Ltd.	6,388	269,166

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Calibre Mining Corp.	65,939	$67,192
	Cameco Corp.	14,151	675,710
	Canaccord Genuity Group, Inc.	97,194	534,241
#	Canacol Energy Ltd.	19,062	87,904
#*	Canada Goose Holdings, Inc.	6,000	71,940
	Canadian Imperial Bank of Commerce	90,496	4,089,092
	Canadian National Railway Co.	8,400	1,041,936
	Canadian Natural Resources Ltd.	50,088	3,205,131
	Canadian Pacific Kansas City Ltd.	11,600	933,452
#	Canadian Tire Corp. Ltd., Class A	22,383	2,379,063
#	Canadian Utilities Ltd., Class A	10,100	230,179
	Canadian Western Bank	87,755	1,932,705
*	Canfor Corp.	55,824	675,975
	Capital Power Corp.	24,784	681,332
*	Capstone Copper Corp.	334,485	1,646,986
#	Cardinal Energy Ltd.	123,676	585,975
	Cargojet, Inc.	1,500	134,140
	Cascades, Inc.	122,558	1,340,941
	Cathedral Energy Services Ltd.	59,500	41,158
	CCL Industries, Inc., Class B	25,267	1,081,381
*	Celestica, Inc.	119,111	4,092,885
	Cenovus Energy, Inc.	98,875	1,599,814
	Centerra Gold, Inc.	212,844	1,122,438
	CES Energy Solutions Corp.	257,892	774,952
*	CGI, Inc.	25,155	2,815,324
	Chesswood Group Ltd.	4,397	29,336
	CI Financial Corp.	88,652	1,081,403
	Cipher Pharmaceuticals, Inc.	6,200	27,254
	Cogeco Communications, Inc.	13,414	619,092
	Cogeco, Inc.	6,264	277,965
	Colliers International Group, Inc.	10,599	1,244,745
	Computer Modelling Group Ltd.	42,370	324,917
*	Conifex Timber, Inc.	13,656	8,837
	Constellation Software, Inc.	1,092	3,018,126
	Converge Technology Solutions Corp.	71,775	242,373
	Corby Spirit & Wine Ltd.	7,550	73,228
	Corus Entertainment, Inc., Class B	158,281	111,843
	Crescent Point Energy Corp.	643,900	4,198,607
*	Crew Energy, Inc.	221,085	687,371
#*	Cronos Group, Inc.	303,536	607,072
	Definity Financial Corp.	29,408	855,696
*	Denison Mines Corp.	414,890	833,205
*	dentalcorp Holdings Ltd.	35,697	174,177
*	Descartes Systems Group, Inc.	4,000	350,360
	Dexterra Group, Inc.	26,771	119,272
	Dollarama, Inc.	25,498	1,871,314
	Doman Building Materials Group Ltd.	71,005	414,585
#*	Dorel Industries, Inc., Class B	28,118	136,151
#	DREAM Unlimited Corp., Class A	29,688	523,562
	Dundee Precious Metals, Inc.	186,183	1,192,336
	Dye & Durham Ltd.	14,884	144,694
	Dynacor Group, Inc.	28,200	84,320
	ECN Capital Corp.	87,028	178,011
	E-L Financial Corp. Ltd.	977	738,740
#*	Eldorado Gold Corp.	193,048	2,358,210
	Element Fleet Management Corp.	248,905	4,198,866
#	Empire Co. Ltd., Class A	72,780	1,886,017
	Endeavour Mining PLC	122,990	2,130,569
#*	Endeavour Silver Corp.	85,325	128,841

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Enerflex Ltd.	105,763	$545,158
#*	Energy Fuels, Inc.	24,915	189,027
	Enerplus Corp.	176,129	2,557,388
	Enghouse Systems Ltd.	25,132	699,124
*	Ensign Energy Services, Inc.	139,218	241,272
#	EQB, Inc.	27,813	1,909,849
#*	Equinox Gold Corp.	280,083	1,233,091
*	ERO Copper Corp.	23,172	362,803
	Evertz Technologies Ltd.	18,956	201,904
	Exchange Income Corp.	14,890	520,311
	Exco Technologies Ltd.	20,517	117,353
#	Extendicare, Inc.	32,301	170,100
	Fairfax Financial Holdings Ltd.	7,672	7,997,380
#	Fiera Capital Corp.	60,771	303,301
	Finning International, Inc.	107,909	3,123,016
	Firm Capital Mortgage Investment Corp.	32,100	272,663
#	First Majestic Silver Corp.	262,307	1,212,026
#*	First Mining Gold Corp.	344,000	29,425
	First National Financial Corp.	11,200	337,887
	First Quantum Minerals Ltd.	90,032	816,981
	FirstService Corp.	5,610	939,618
#*	Fission Uranium Corp.	466,775	433,983
*	Foraco International SA	56,346	115,253
	Forsys Metals Corp.	55,524	41,712
#*	Fortuna Silver Mines, Inc.	281,128	855,150
	Franco-Nevada Corp.	2,836	306,954
#	Freehold Royalties Ltd.	69,242	717,424
*	Frontera Energy Corp.	32,340	193,638
*	Galiano Gold, Inc.	123,493	108,388
	Gamehost, Inc.	6,382	45,096
*	GDI Integrated Facility Services, Inc.	9,440	259,794
#	Gear Energy Ltd.	163,204	80,118
	George Weston Ltd.	10,030	1,277,949
	GFL Environmental, Inc.	6,500	220,805
	Gibson Energy, Inc.	78,274	1,249,403
	Gildan Activewear, Inc.	45,997	1,518,431
	goeasy Ltd.	9,293	1,058,384
#*	GoGold Resources, Inc.	44,852	42,035
#	GoldMoney, Inc.	7,579	44,309
#*	Gran Tierra Energy, Inc.	65,929	368,681
	Great-West Lifeco, Inc.	38,828	1,296,144
	Guardian Capital Group Ltd., Class A	11,233	361,107
#	Hammond Power Solutions, Inc.	3,105	214,737
	Headwater Exploration, Inc.	129,232	606,533
*	Heroux-Devtek, Inc.	26,704	303,299
	High Liner Foods, Inc.	17,597	152,090
#	HLS Therapeutics, Inc.	1,200	3,704
	Hudbay Minerals, Inc.	321,439	1,785,971
	iA Financial Corp., Inc.	76,148	5,176,784
*	IAMGOLD Corp.	614,498	1,462,584
	IGM Financial, Inc.	26,911	727,995
*	Imperial Metals Corp.	59,862	104,189
	Imperial Oil Ltd.	14,835	855,823
	Information Services Corp.	7,500	136,115
	Innergex Renewable Energy, Inc.	32,589	222,523
	InPlay Oil Corp.	8,100	13,194
	Intact Financial Corp.	14,156	2,213,767
*	Interfor Corp.	70,212	1,086,251
#*	Ivanhoe Mines Ltd., Class A	29,103	305,436

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
Ω	Jamieson Wellness, Inc.	14,241	$327,200
#*	Journey Energy, Inc.	17,806	50,460
*	Karora Resources, Inc.	41,221	128,466
	K-Bro Linen, Inc.	6,446	168,480
*	Kelt Exploration Ltd.	152,212	607,964
	Keyera Corp.	43,187	1,044,621
*	Kinaxis, Inc.	3,542	431,326
	Kinross Gold Corp.	926,644	5,106,748
*	Knight Therapeutics, Inc.	66,363	262,105
*	Kolibri Global Energy, Inc.	17,957	57,432
#	KP Tissue, Inc.	7,100	46,737
	Labrador Iron Ore Royalty Corp.	43,351	1,064,388
*	Largo, Inc.	5,058	10,167
	Lassonde Industries, Inc., Class A	2,803	299,158
#	Laurentian Bank of Canada	40,059	790,483
	Leon's Furniture Ltd.	19,044	301,429
#*	Lightspeed Commerce, Inc.	130,833	2,412,561
*††	Lightstream Resources Ltd.	116,588	0
	Linamar Corp.	39,122	1,855,636
	Loblaw Cos. Ltd.	9,600	959,284
	Logan Energy Corp.	78,568	50,257
*	Lucara Diamond Corp.	322,221	99,462
	Lundin Gold, Inc.	39,583	466,947
	Lundin Mining Corp.	421,716	3,444,116
	Magellan Aerospace Corp.	14,036	78,822
#	Magna International, Inc.	101,355	5,761,915
	Mainstreet Equity Corp.	1,005	113,623
*	Major Drilling Group International, Inc.	72,268	446,149
*	Mandalay Resources Corp.	2,837	3,440
	Manulife Financial Corp.	186,321	4,119,557
	Maple Leaf Foods, Inc.	29,136	555,653
	Martinrea International, Inc.	81,266	834,753
	Mattr Corp.	58,005	701,953
*	MDA Ltd.	86,462	718,346
*	MDF Commerce, Inc.	5,600	15,870
	Medical Facilities Corp.	19,282	135,101
*	MEG Energy Corp.	252,454	4,773,239
	Mega Uranium Ltd.	95,500	33,385
	Melcor Developments Ltd.	9,053	79,120
	Methanex Corp.	49,157	2,179,374
	Metro, Inc.	27,751	1,457,077
	Morguard Corp.	1,100	91,710
	MTY Food Group, Inc.	20,973	898,367
#	Mullen Group Ltd.	81,140	903,467
	National Bank of Canada	57,679	4,411,567
	Neo Performance Materials, Inc.	13,891	79,661
*	New Gold, Inc.	1,114,427	1,342,833
*	NFI Group, Inc.	8,245	73,101
	North American Construction Group Ltd.	23,780	546,995
	North West Co., Inc.	48,708	1,408,944
	Northland Power, Inc.	117,685	2,165,590
	Nutrien Ltd.	81,812	4,079,978
	Nuvei Corp.	5,308	128,931
*	NuVista Energy Ltd.	212,874	1,649,855
*	Obsidian Energy Ltd.	68,006	462,487
	OceanaGold Corp.	644,285	1,289,097
	Onex Corp.	36,769	2,714,908
	Open Text Corp.	32,201	1,404,281
*††	Orbite Technologies, Inc.	121,500	0

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Organigram Holdings, Inc.	55,125	$91,744
	Osisko Gold Royalties Ltd.	94,114	1,370,368
*	Osisko Mining, Inc.	205,100	369,178
#	Pan American Silver Corp.	202,892	2,745,247
	Paramount Resources Ltd., Class A	72,333	1,425,727
	Parex Resources, Inc.	161,830	2,679,412
	Park Lawn Corp.	25,303	376,407
	Parkland Corp.	75,641	2,581,285
	Pason Systems, Inc.	46,720	512,219
	Pembina Pipeline Corp.	40,363	1,389,725
*	Perpetua Resources Corp.	6,110	17,475
#	Peyto Exploration & Development Corp.	170,419	1,644,044
	PHX Energy Services Corp.	34,691	241,001
	Pizza Pizza Royalty Corp.	23,135	250,717
	Polaris Renewable Energy, Inc.	19,278	194,436
	Pollard Banknote Ltd.	3,900	99,556
	PrairieSky Royalty Ltd.	130,631	2,155,079
*	Precision Drilling Corp.	13,178	815,830
	Premium Brands Holdings Corp.	11,573	791,848
	Primo Water Corp.	118,708	1,731,144
	Propel Holdings, Inc.	4,900	57,220
	Quarterhill, Inc.	117,278	163,122
	Quebecor, Inc., Class B	32,000	778,073
#*	Questerre Energy Corp., Class A	62,560	11,168
	RB Global, Inc.	14,768	944,750
*	Real Matters, Inc.	7,529	39,144
	Restaurant Brands International, Inc.	17,096	1,334,856
	Richelieu Hardware Ltd.	27,580	890,716
	Rogers Communications, Inc., Class B	47,998	2,242,002
	Rogers Sugar, Inc.	55,610	229,976
	Royal Bank of Canada	77,865	7,599,661
	Russel Metals, Inc.	69,195	2,269,186
	Sandstorm Gold Ltd.	55,548	253,299
*	Sangoma Technologies Corp.	15,903	44,831
	Saputo, Inc.	30,414	627,079
#	Savaria Corp.	24,400	293,101
#*	Seabridge Gold, Inc.	32,003	336,351
	Secure Energy Services, Inc.	175,502	1,345,846
#	Sienna Senior Living, Inc.	32,911	294,729
Ω	Sleep Country Canada Holdings, Inc.	25,871	500,121
	SNC-Lavalin Group, Inc.	50,073	1,660,720
*	SNDL, Inc.	23,678	31,492
#	Softchoice Corp.	2,735	33,729
	Spartan Delta Corp.	39,284	90,872
Ω	Spin Master Corp.	11,747	302,139
	Sprott, Inc.	10,458	367,418
	SSR Mining, Inc.	186,508	1,757,858
	Stantec, Inc.	25,815	2,074,434
	Stelco Holdings, Inc.	24,944	800,761
	Stella-Jones, Inc.	50,198	2,969,801
#*Ω	STEP Energy Services Ltd.	11,760	39,187
	StorageVault Canada, Inc.	3,090	12,342
#	Strathcona Resources Ltd.	1,162	20,505
	Sun Life Financial, Inc.	29,319	1,520,483
	Suncor Energy, Inc.	187,507	6,210,232
#*	SunOpta, Inc.	16,607	98,812
	Superior Plus Corp.	138,010	946,448
	Supremex, Inc.	17,058	53,923
	Surge Energy, Inc.	100,332	473,132

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Sylogist Ltd.	5,900	$33,791
#	Tamarack Valley Energy Ltd.	558,497	1,283,615
#*	Taseko Mines Ltd.	199,876	291,388
	TC Energy Corp.	35,774	1,410,642
	Teck Resources Ltd., Class A	1,500	60,025
	Teck Resources Ltd., Class B	266,464	10,661,391
	TELUS Corp.	21,200	379,706
	TELUS Corp.	9,102	163,023
	TerraVest Industries, Inc.	3,633	131,328
	TFI International, Inc.	14,071	1,849,337
	Thomson Reuters Corp.	2,324	345,043
	Tidewater Midstream & Infrastructure Ltd.	165,800	114,689
#*	Tilray Brands, Inc.	375,766	687,652
	Timbercreek Financial Corp.	81,896	433,709
	TMX Group Ltd.	20,905	517,008
	Topaz Energy Corp.	21,164	306,020
*	Torex Gold Resources, Inc.	75,710	777,687
	Toromont Industries Ltd.	13,740	1,203,483
	Toronto-Dominion Bank	99,536	6,045,759
	Total Energy Services, Inc.	38,109	267,014
#*	Touchstone Exploration, Inc.	34,400	18,167
	Tourmaline Oil Corp.	59,514	2,573,207
	TransAlta Corp.	115,536	836,481
	TransAlta Corp.	66,278	480,157
*	Transat AT, Inc.	9,700	30,447
	Transcontinental, Inc., Class A	50,973	512,972
*††	Trevali Mining Corp.	33,236	0
	Trican Well Service Ltd.	220,409	718,057
	Tricon Residential, Inc.	45,528	501,182
	Triple Flag Precious Metals Corp.	25,852	330,344
*	Trisura Group Ltd.	17,284	482,222
	Vecima Networks, Inc.	1,400	16,411
	Vermilion Energy, Inc.	157,984	1,699,882
	VersaBank	5,387	61,125
*	Victoria Gold Corp.	11,886	55,255
*	Viemed Healthcare, Inc.	23,412	190,105
*	Vitalhub Corp.	8,400	27,991
	Wajax Corp.	20,157	477,369
	Waste Connections, Inc.	1,884	292,510
*	Well Health Technologies Corp.	89,939	256,214
*	Wesdome Gold Mines Ltd.	68,285	402,767
#	West Fraser Timber Co. Ltd.	62,703	4,986,142
#	Western Forest Products, Inc.	250,084	126,488
	Westshore Terminals Investment Corp.	30,512	644,532
	Wheaton Precious Metals Corp.	13,400	628,058
	Whitecap Resources, Inc.	552,312	3,574,038
#*	WildBrain Ltd.	43,011	42,549
	Winpak Ltd.	15,056	472,358
	WSP Global, Inc.	11,085	1,628,471
*	Yangarra Resources Ltd.	71,306	59,402
#	Yellow Pages Ltd.	13,110	97,805
TOTAL CANADA			344,830,814
CHINA — (0.1%)
*	AustAsia Group Ltd.	4,308	771
	China Gold International Resources Corp. Ltd.	243,398	1,012,009
*	Fountain SET Holdings Ltd.	1,240,000	58,777
*††	Hanfeng Evergreen, Inc.	5,700	0
*	Neo-Neon Holdings Ltd.	613,000	32,618

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	PAX Global Technology Ltd.	89,000	$62,200
	SIIC Environment Holdings Ltd.	665,760	94,272
TOTAL CHINA			1,260,647
DENMARK — (2.8%)
*	ALK-Abello AS	89,701	1,447,494
	Alm Brand AS	707,360	1,284,120
#*	Ambu AS, Class B	90,001	1,492,850
	AP Moller - Maersk AS, Class A	159	288,310
#	AP Moller - Maersk AS, Class B	401	739,363
*	Bang & Olufsen AS	69,915	97,378
	BankNordik P	3,257	88,369
#*	Bavarian Nordic AS	52,820	1,213,446
	Carlsberg AS, Class B	26,610	3,423,840
	cBrain AS	1,135	41,147
	Chemometec AS	8,782	474,991
	Coloplast AS, Class B	8,409	969,320
	Columbus AS	76,265	82,394
	D/S Norden AS	32,500	1,748,718
	Danske Bank AS	174,629	4,689,043
*	Demant AS	33,554	1,519,959
	Dfds AS	32,022	1,084,912
	DSV AS	16,827	3,010,447
	FLSmidth & Co. AS	47,228	1,938,966
*	Genmab AS	4,952	1,369,337
*	GN Store Nord AS	133,562	3,149,728
	H Lundbeck AS	241,926	1,225,343
	H Lundbeck AS, Class A	47,614	210,088
#*	H+H International AS, Class B	15,361	170,439
*	Huscompagniet AS	9,014	61,142
	ISS AS	143,651	2,718,161
	Jeudan AS	1,369	46,178
	Jyske Bank AS	61,980	4,747,458
	Matas AS	38,549	691,141
#*	MT Hoejgaard Holding AS	904	19,023
#*Ω	Netcompany Group AS	40,715	1,624,058
*	Nilfisk Holding AS	11,162	196,704
*	NKT AS	54,779	3,819,406
*Ω	NNIT AS	4,632	64,354
	North Media AS	8,483	94,786
	Novo Nordisk AS, Class B	95,182	10,879,720
	Novozymes AS, Class B	88,871	4,553,810
*	NTG Nordic Transport Group AS, Class A	4,502	202,056
	Pandora AS	48,744	7,122,323
	Parken Sport & Entertainment AS	3,780	74,332
	Per Aarsleff Holding AS	17,531	806,948
	Ringkjoebing Landbobank AS	29,794	4,802,011
	Rockwool AS, Class A	2,870	784,263
	Rockwool AS, Class B	8,901	2,426,652
	Royal Unibrew AS	32,658	2,139,279
#*	RTX AS	6,383	79,506
Ω	Scandinavian Tobacco Group AS, Class A	77,892	1,399,254
	Schouw & Co. AS	12,762	1,020,451
	Solar AS, Class B	5,183	337,531
	SP Group AS	5,790	158,985
	Spar Nord Bank AS	91,682	1,559,888
	Sparekassen Sjaelland-Fyn AS	11,289	364,103
	Sydbank AS	42,354	1,879,635
#*	TCM Group AS	3,262	26,439

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Tivoli AS	881	$97,916
	Topdanmark AS	27,533	1,221,041
	TORM PLC, Class A	37,372	1,313,033
	Tryg AS	166,574	3,560,371
	UIE PLC	13,280	405,305
*	Vestas Wind Systems AS	45,016	1,269,227
*	Zealand Pharma AS	29,585	2,021,000
TOTAL DENMARK			96,347,492
FINLAND — (1.5%)
	Aktia Bank OYJ	44,643	470,490
#	Alandsbanken Abp, Class B	1,791	63,038
#*	Alisa Pankki OYJ	1,283	27,205
	Alma Media OYJ	16,671	178,955
	Anora Group OYJ	34,519	173,411
	Apetit OYJ	2,895	41,571
	Aspo OYJ	14,166	94,390
	Atria OYJ	10,371	120,798
#	Bittium OYJ	11,330	57,869
	Cargotec OYJ, Class B	31,343	1,781,853
	Citycon OYJ	19,538	102,176
	Digia OYJ	6,411	37,884
	Elisa OYJ	29,960	1,365,021
Ω	Enento Group OYJ	5,136	110,345
	eQ OYJ	3,655	58,098
	Evli OYJ, Class B	1,283	27,026
*	Finnair OYJ	2,602,113	99,411
	Fiskars OYJ Abp	35,235	657,332
	Fortum OYJ	190,574	2,605,174
	F-Secure OYJ	27,403	57,219
	Gofore OYJ	2,156	52,179
	Harvia OYJ	3,467	102,303
	Huhtamaki OYJ	49,291	1,934,569
#*	Incap OYJ	3,456	27,388
	Kamux Corp.	7,881	44,210
	Kemira OYJ	109,715	2,053,566
	Kesko OYJ, Class A	27,711	543,577
	Kesko OYJ, Class B	81,063	1,583,128
	Kojamo OYJ	21,751	257,867
	Kone OYJ, Class B	31,808	1,574,538
	Konecranes OYJ	46,376	1,991,687
#	Lassila & Tikanoja OYJ	20,889	233,484
*	Mandatum OYJ	51,394	232,047
	Marimekko OYJ	11,525	172,015
	Metsa Board OYJ, Class B	104,182	839,104
	Metso OYJ	166,958	1,668,685
	Neste OYJ	24,056	829,319
	Nokia OYJ	862,506	3,113,214
	Nokian Renkaat OYJ	102,106	920,212
	Nordea Bank Abp	281,351	3,467,235
	Olvi OYJ, Class A	10,348	354,579
	Oma Saastopankki OYJ	4,310	108,162
#	Oriola OYJ, Class B	85,995	100,933
	Orion OYJ, Class A	11,860	538,294
	Orion OYJ, Class B	44,894	2,066,816
#	Outokumpu OYJ	320,480	1,368,039
*	Pihlajalinna OYJ	14,918	116,157
#	Ponsse OYJ	5,977	152,974
	Puuilo OYJ	16,966	163,423

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
*	QT Group OYJ	6,983	$492,550
	Raisio OYJ, Class V	81,761	180,058
	Rapala VMC OYJ	2,750	9,263
	Revenio Group OYJ	11,265	309,283
	Sampo OYJ, Class A	51,394	2,151,118
	Sanoma OYJ	73,114	544,557
	Scanfil OYJ	4,421	35,554
*	Stockmann OYJ Abp, Class B	41,513	128,579
	Stora Enso OYJ, Class R	239,776	3,051,094
	Suominen OYJ	6,463	18,723
	Taaleri PLC	8,131	82,774
	Talenom OYJ	1,081	7,015
Ω	Terveystalo OYJ	71,867	605,825
	TietoEVRY OYJ	85,386	1,981,424
	Tokmanni Group Corp.	41,662	714,375
	UPM-Kymmene OYJ	76,071	2,766,871
	Vaisala OYJ, Class A	9,648	381,396
#	Valmet OYJ	82,499	2,335,027
	Wartsila OYJ Abp	81,080	1,196,056
#*	WithSecure OYJ	85,646	100,550
#	YIT OYJ	129,192	275,205
TOTAL FINLAND			52,106,267
FRANCE — (7.6%)
	ABC arbitrage	18,897	90,370
	Accor SA	56,738	2,240,782
	Aeroports de Paris SA	4,885	653,661
	Air Liquide SA	16,489	3,085,641
	Airbus SE	12,957	2,063,867
	AKWEL SADIR	9,441	162,337
Ω	ALD SA	27,266	181,719
#	Alstom SA	118,287	1,491,647
	Altamir	17,275	457,529
	Alten SA	21,107	3,263,569
Ω	Amundi SA	28,783	1,946,813
*Ω	Aramis Group SAS	5,675	24,242
	Arkema SA	51,529	5,608,054
	Assystem SA	5,099	287,581
#*	Atos SE	75,967	324,297
	Aubay	6,151	273,120
	AXA SA, Sponsored ADR	10,688	357,460
	AXA SA	136,677	4,587,606
	Axway Software SA	6,553	210,531
#*	Bastide le Confort Medical	2,869	64,737
	Beneteau SACA	34,560	414,187
	BioMerieux	6,938	746,725
	BNP Paribas SA	94,067	6,319,812
	Boiron SA	3,024	130,793
	Bollore SE	197,548	1,304,808
#	Bonduelle SCA	11,674	124,027
*††	Bourbon Corp. SA	9,346	0
	Bouygues SA	182,855	6,698,452
	Bureau Veritas SA	51,784	1,377,396
	Capgemini SE	17,671	3,928,641
	Carrefour SA	285,019	4,865,929
	Catana Group	21,782	135,578
	CBo Territoria	4,719	18,462
*	Cegedim SA	6,789	121,465
*	CGG SA	657,474	315,319

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Chargeurs SA	19,152	$244,361
	Cie de Saint-Gobain SA	139,932	9,894,106
	Cie des Alpes	19,421	316,376
	Cie Generale des Etablissements Michelin SCA	286,751	9,520,896
	Cie Plastic Omnium SE	40,101	459,616
#	Clariane SE	52,896	133,675
	Coface SA	101,316	1,369,061
	Credit Agricole SA	168,398	2,412,276
	Danone SA	23,058	1,536,207
	Dassault Aviation SA	1,395	264,225
	Dassault Systemes SE	3,767	195,275
	Derichebourg SA	110,840	571,886
	Edenred SE	18,822	1,124,209
	Eiffage SA	38,750	4,054,419
*	Ekinops SAS	6,186	30,255
	Electricite de Strasbourg SA	88	9,548
#*Ω	Elior Group SA	85,836	248,030
	Elis SA	172,867	3,800,803
	Engie SA	320,120	5,113,108
	Equasens	3,945	227,011
	Eramet SA	6,428	442,742
	EssilorLuxottica SA	9,172	1,797,464
	Esso SA Francaise	1,610	94,247
	Etablissements Maurel et Prom SA	71,160	421,807
	Eurazeo SE	40,032	3,409,935
*	Euroapi SA	2,044	13,660
	Eurofins Scientific SE	33,209	1,999,739
Ω	Euronext NV	35,092	3,086,593
#*	Eutelsat Communications SACA	96,432	351,723
*	Exclusive Networks SA	10,384	211,863
	Exel Industries SA, Class A	172	10,784
	Fnac Darty SA	10,675	285,505
*	Forvia SE	143,087	2,459,270
	Gaztransport Et Technigaz SA	13,564	1,901,640
	Getlink SE	62,086	1,069,809
	GL Events SACA	7,559	162,962
	Groupe Crit SA	2,385	191,718
#	Guerbet	6,090	150,021
*	ID Logistics Group SACA	2,241	798,320
	Imerys SA	30,081	1,000,380
	Infotel SA	2,281	128,103
	Interparfums SA	3,302	174,710
	Ipsen SA	16,479	1,900,014
	IPSOS SA	38,098	2,500,400
	Jacquet Metals SACA	11,299	220,856
*	JCDecaux SE	55,592	1,154,664
	Kaufman & Broad SA	9,686	286,726
#	Kering SA	2,749	1,129,216
Ω	La Francaise des Jeux SAEM	42,934	1,740,270
#	Lacroix Group SA	853	27,373
	Laurent-Perrier	1,921	256,408
	Lectra	10,848	382,631
	Legrand SA	18,741	1,816,295
	Linedata Services	862	54,593
	LISI SA	12,851	302,486
	LNA Sante SA	5,481	117,079
	L'Oreal SA	6,421	3,072,795
#*	Lumibird	654	8,294
	LVMH Moet Hennessy Louis Vuitton SE	3,490	2,903,884

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
Ω	Maisons du Monde SA	20,852	$100,662
	Manitou BF SA	9,491	212,607
	Mersen SA	20,247	734,477
	Metropole Television SA	23,951	339,685
Ω	Neoen SA	7,294	210,892
	Nexans SA	27,096	2,466,231
	Nexity SA	31,486	524,817
	NRJ Group	22,285	189,683
	Oeneo SA	12,484	158,579
	Orange SA	1,286,762	15,302,074
#*	OVH Groupe SAS	769	8,214
	Pernod Ricard SA	4,661	764,337
	Publicis Groupe SA	27,802	2,785,581
	Quadient SA	31,929	676,480
*††	Recylex SA	4,720	0
	Renault SA	107,688	4,055,496
	Rexel SA	244,826	6,520,517
#	Robertet SA	319	282,681
	Rubis SCA	24,411	617,269
	Safran SA	10,495	1,959,509
	Samse SACA	314	67,793
	Sanofi SA	49,096	4,916,745
	Sartorius Stedim Biotech	1,380	371,823
	Savencia SA	4,932	285,708
	Schneider Electric SE	14,664	2,880,733
	SCOR SE	138,684	4,137,104
	SEB SA	14,347	1,751,917
	Seche Environnement SACA	4,299	534,183
	SES SA	337,299	2,069,508
#*Ω	SMCP SA	34,000	99,410
	Societe BIC SA	21,382	1,479,475
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	536	59,970
	Societe Generale SA	157,449	4,047,229
	Societe LDC SADIR	1,528	218,504
	Societe pour l'Informatique Industrielle	7,168	540,338
	Sodexo SA	14,114	1,592,185
*	SOITEC	5,450	787,647
	Sopra Steria Group	12,430	2,915,625
	SPIE SA	90,996	3,009,926
	Stef SA	3,556	465,475
	STMicroelectronics NV	33,324	1,463,174
	STMicroelectronics NV	1,679	74,077
	Sword Group	5,890	240,767
	Synergie SE	6,994	242,567
	Technip Energies NV	110,322	2,283,729
	Teleperformance SE	8,764	1,368,709
	Television Francaise 1 SA	39,072	343,775
	TFF Group	576	27,579
	Thales SA	7,054	1,031,676
	Thermador Groupe	4,498	417,898
#	Tikehau Capital SCA	16,729	382,806
	Totalenergies EP Gabon	636	104,617
	TotalEnergies SE	402,956	26,142,006
#	Trigano SA	7,260	1,143,598
*	Ubisoft Entertainment SA	86,773	1,914,046
	Valeo SE	188,704	2,463,068
*	Vallourec SACA	192,412	2,752,684
Ω	Verallia SA	43,193	1,523,173
	Vetoquinol SA	2,606	300,076

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Vicat SACA	16,932	$658,749
	VIEL & Cie SA	15,605	138,594
	Vinci SA	36,490	4,609,499
	Virbac SACA	2,424	874,794
	Vivendi SE	278,721	3,141,067
#*	Voltalia SA	18,980	162,417
	Wavestone	4,599	304,666
*Ω	Worldline SA	93,161	1,259,396
*Ω	X-Fab Silicon Foundries SE	57,944	556,880
TOTAL FRANCE			259,506,655
GERMANY — (6.2%)
	1&1 AG	33,406	659,692
	7C Solarparken AG	51,007	187,050
#	Adesso SE	1,619	162,426
	adidas AG	11,432	2,158,224
*	Adtran Networks SE	5,071	109,587
	All for One Group SE	1,474	78,804
	Allgeier SE	3,364	73,040
	Allianz SE	21,119	5,642,489
	AlzChem Group AG	1,763	45,033
	Amadeus Fire AG	3,048	368,211
*	Aroundtown SA	152,712	340,661
	Atoss Software AG	2,010	550,743
#Ω	Aumann AG	4,798	82,699
	Aurubis AG	32,751	2,355,887
*Ω	Auto1 Group SE	26,224	109,102
	BASF SE	104,111	4,976,921
	Basler AG	4,706	49,332
	Bayer AG	419,390	13,049,997
	Bayerische Motoren Werke AG	45,609	4,745,758
#	BayWa AG	11,252	361,437
	Bechtle AG	37,861	1,963,201
Ω	Befesa SA	24,534	862,149
	Beiersdorf AG	2,807	410,775
	Bertrandt AG	3,825	204,608
	Bijou Brigitte AG	3,561	146,395
	Bilfinger SE	19,633	832,294
*	Borussia Dortmund GmbH & Co. KGaA	72,570	298,134
#	BRANICKS Group AG	15,876	36,488
	Brenntag SE	68,341	6,042,027
*Ω	Brockhaus Technologies AG	477	12,298
	CANCOM SE	22,469	713,246
	Carl Zeiss Meditec AG	2,019	212,826
*	Ceconomy AG	138,249	335,827
	CENIT AG	3,984	60,978
	Cewe Stiftung & Co. KGAA	4,963	540,861
	Commerzbank AG	422,764	4,854,847
	CompuGroup Medical SE & Co. KgaA	23,102	990,491
	Continental AG	41,720	3,408,134
*Ω	Covestro AG	98,424	5,197,326
	CropEnergies AG	24,291	302,157
	CTS Eventim AG & Co. KGaA	25,133	1,700,930
	Daimler Truck Holding AG	77,999	2,787,463
*Ω	Delivery Hero SE	19,502	442,486
	Dermapharm Holding SE	9,133	388,478
	Deutsche Bank AG	320,935	4,125,293
	Deutsche Beteiligungs AG	13,347	401,327
	Deutsche Boerse AG	8,851	1,762,585

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Deutsche EuroShop AG	4,262	$91,766
*	Deutsche Lufthansa AG	366,551	3,048,008
#Ω	Deutsche Pfandbriefbank AG	121,516	731,294
	Deutsche Post AG	52,782	2,527,949
	Deutsche Telekom AG, Sponsored ADR	6,767	166,265
	Deutsche Telekom AG	252,721	6,203,747
	Deutsche Wohnen SE	2,961	71,919
	Deutz AG	71,111	429,767
	DMG Mori AG	1,097	51,932
#*	Dr Hoenle AG	2,767	52,378
	Draegerwerk AG & Co. KGaA	2,155	97,515
	Duerr AG	37,945	867,553
Ω	DWS Group GmbH & Co. KGaA	40,525	1,657,262
	E.ON SE	261,347	3,535,836
	Eckert & Ziegler Strahlen- und Medizintechnik AG	11,832	588,480
	EDAG Engineering Group AG	7,558	107,692
	Elmos Semiconductor SE	7,448	520,196
	ElringKlinger AG	19,969	110,076
*	Encavis AG	59,067	822,349
	Energiekontor AG	3,651	298,151
	Evonik Industries AG	112,217	2,064,360
	Fabasoft AG	2,313	51,574
	Fielmann Group AG	9,854	512,728
*	flatexDEGIRO AG	50,961	557,262
*	Fraport AG Frankfurt Airport Services Worldwide	26,404	1,549,703
	Freenet AG	78,175	2,160,186
	Fresenius Medical Care AG	111,633	4,314,571
	Fresenius SE & Co. KGaA	90,270	2,534,135
#	Friedrich Vorwerk Group SE	3,665	62,282
	FUCHS SE	12,719	450,997
	GEA Group AG	79,306	3,176,129
	Gerresheimer AG	30,386	3,097,821
	Gesco SE	7,358	132,986
#	GFT Technologies SE	20,390	721,002
*	Grand City Properties SA	23,932	232,301
	Grenke AG	25,605	620,084
	H&R GmbH & Co. KGaA	9,526	50,391
	Hamburger Hafen und Logistik AG	12,392	221,279
	Hannover Rueck SE	4,287	1,027,666
#Ω	Hapag-Lloyd AG	2,785	417,036
	Hawesko Holding SE	1,608	53,155
	Heidelberg Materials AG	74,417	6,871,996
*	Heidelberger Druckmaschinen AG	205,631	242,762
	Hella GmbH & Co. KGaA	2,381	210,834
*	HelloFresh SE	65,147	861,553
	Henkel AG & Co. KGaA	6,799	464,988
	Hensoldt AG	21,192	636,203
*	Highlight Communications AG	83	224
	HOCHTIEF AG	12,032	1,290,852
	Hornbach Holding AG & Co. KGaA	10,855	779,377
	Hugo Boss AG	26,891	1,679,467
	Indus Holding AG	14,918	359,610
	Infineon Technologies AG	19,259	702,124
	Infineon Technologies AG, ADR	25,149	918,944
	Init Innovation in Traffic Systems SE	3,918	138,502
Ω	Instone Real Estate Group SE	27,971	241,369
	IVU Traffic Technologies AG	4,153	58,548
	Jenoptik AG	37,872	1,182,713
Ω	JOST Werke SE	14,145	683,074

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	K&S AG	80,366	$1,127,232
*	Katek SE	903	14,488
	KION Group AG	70,378	3,210,990
	Kloeckner & Co. SE	10,732	77,615
	Knaus Tabbert AG	2,589	114,881
	Knorr-Bremse AG	8,852	546,754
*	Koenig & Bauer AG	9,722	116,816
	Kontron AG	14,345	332,667
	Krones AG	14,484	1,794,928
	KSB SE & Co. KGaA	83	58,694
	KWS Saat SE & Co. KGaA	7,847	440,729
	Lanxess AG	64,406	1,719,403
*	LEG Immobilien SE	14,289	1,185,696
	Leifheit AG	5,800	96,706
#*	LPKF Laser & Electronics SE	3,105	30,332
*	MAX Automation SE	1,669	11,404
*	Medios AG	13,082	213,049
	Mercedes-Benz Group AG	130,272	8,795,024
	Merck KGaA	3,598	590,344
*	METRO AG	98,432	663,428
	MLP SE	69,864	405,104
	MTU Aero Engines AG	3,207	737,386
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,012	2,133,703
	Mutares SE & Co. KGaA	14,690	596,681
#*	Nagarro SE	4,262	416,559
	Nemetschek SE	13,845	1,277,528
	New Work SE	1,591	105,816
	Nexus AG	3,487	217,298
*	Nordex SE	4,739	48,353
	Norma Group SE	24,911	405,105
	OHB SE	5,091	239,295
	Patrizia SE	30,544	260,600
	Pfeiffer Vacuum Technology AG	2,347	393,810
	PNE AG	39,306	566,486
*	ProCredit Holding AG	22,375	189,361
	ProSiebenSat.1 Media SE	119,080	837,694
	PSI Software SE	5,104	126,135
	Puma SE	37,945	1,527,051
*	PVA TePla AG	10,545	238,639
	PWO AG	1,001	32,599
*	q.beyond AG	80,281	60,230
*	R Stahl AG	1,041	22,617
	Rational AG	1,342	1,030,905
	Rheinmetall AG	12,054	4,220,958
	RTL Group SA	22,515	865,260
	RWE AG	102,049	3,768,223
	SAF-Holland SE	27,426	442,841
	Salzgitter AG	23,884	666,158
	SAP SE	5,803	1,005,350
Ω	Scout24 SE	11,579	852,565
#	Secunet Security Networks AG	836	149,745
#*	SGL Carbon SE	42,970	272,012
	Siemens AG	18,539	3,318,923
*	Siemens Energy AG	158,018	2,347,668
Ω	Siemens Healthineers AG	5,426	301,964
#	Siltronic AG	11,654	1,095,338
	Sixt SE	12,211	1,190,035
*	SMA Solar Technology AG	7,245	371,596
	Stabilus SE	19,112	1,339,243

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Stemmer Imaging AG	603	$20,764
	STRATEC SE	1,980	90,430
	Stroeer SE & Co. KGaA	14,211	834,357
	Suedzucker AG	60,751	856,410
	SUESS MicroTec SE	12,401	421,293
	Surteco Group SE	1,352	23,087
	Symrise AG	6,257	645,558
	Synlab AG	15,846	170,340
*	TAG Immobilien AG	48,818	683,297
	Takkt AG	16,694	243,840
*	Talanx AG	10,869	762,580
*Ω	TeamViewer SE	66,746	956,913
	Technotrans SE	3,475	70,397
	thyssenkrupp AG	469,838	2,899,692
	United Internet AG	88,797	2,327,585
	USU Software AG	783	14,815
	Verbio Vereinigte Bioenergie AG	17,548	383,857
	Volkswagen AG	5,196	733,577
	Vossloh AG	7,999	354,820
	Wacker Chemie AG	12,967	1,405,892
	Wacker Neuson SE	29,618	548,824
	Washtec AG	6,080	209,760
*	Westwing Group SE	2,817	25,390
	Wuestenrot & Wuerttembergische AG	23,326	337,699
	Zeal Network SE	3,185	105,095
TOTAL GERMANY			208,795,926
HONG KONG — (1.5%)
*	Aceso Life Science Group Ltd.	965,933	19,218
	Aeon Credit Service Asia Co. Ltd.	74,000	50,911
	AIA Group Ltd.	422,200	3,311,068
*	Aidigong Maternal & Child Health Ltd.	1,608,000	15,399
	Allied Group Ltd.	236,000	48,201
	APAC Resources Ltd.	230,903	27,200
	Asia Financial Holdings Ltd.	136,000	58,802
	ASMPT Ltd.	173,900	1,678,200
	Associated International Hotels Ltd.	10,000	7,618
	Bank of East Asia Ltd.	865,775	984,524
	BOC Hong Kong Holdings Ltd.	311,500	746,601
	Bright Smart Securities & Commodities Group Ltd.	650,000	114,771
Ω	Budweiser Brewing Co. APAC Ltd.	53,400	84,166
	Cafe de Coral Holdings Ltd.	264,000	265,536
#*	Cathay Pacific Airways Ltd.	814,000	829,399
	Cheuk Nang Holdings Ltd.	4,781	973
	Chevalier International Holdings Ltd.	30,055	17,763
	Chi Kan Holdings Ltd.	28,000	11,098
*	China Best Group Holding Ltd.	407,400	9,180
*	China Energy Development Holdings Ltd.	4,676,000	42,948
*	China Star Entertainment Ltd.	1,612,000	162,436
*	Chinese Estates Holdings Ltd.	410,000	51,509
	Chow Sang Sang Holdings International Ltd.	312,000	340,019
	Chow Tai Fook Jewellery Group Ltd.	217,400	294,509
*	Chuang's Consortium International Ltd.	318,925	16,599
	CITIC Telecom International Holdings Ltd.	1,637,000	583,710
	CK Asset Holdings Ltd.	322,152	1,453,659
	CK Hutchison Holdings Ltd.	223,460	1,154,131
	CK Infrastructure Holdings Ltd.	49,500	293,973
	CK Life Sciences International Holdings, Inc.	672,000	45,673
*	C-Mer Eye Care Holdings Ltd.	288,000	97,337

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CN Logistics International Holdings Ltd.	21,000	$16,172
#††	Convoy, Inc.	5,166,000	20,683
*	Cowell e Holdings, Inc.	180,000	369,030
Ω	Crystal International Group Ltd.	602,500	228,698
*	CSC Holdings Ltd.	6,810,000	25,225
	CSI Properties Ltd.	3,691,515	41,098
*††	CW Group Holdings Ltd.	443,000	0
	Dah Sing Banking Group Ltd.	358,195	215,330
	Dah Sing Financial Holdings Ltd.	155,466	313,100
	Dickson Concepts International Ltd.	83,500	47,192
	Dynamic Holdings Ltd.	14,000	13,571
	Eagle Nice International Holdings Ltd.	242,000	134,735
	EC Healthcare	461,000	67,927
*††	EcoGreen International Group Ltd.	234,000	10,664
	Emperor International Holdings Ltd.	515,750	23,443
	Emperor Watch & Jewellery Ltd.	1,020,000	23,276
	Energy International Investments Holdings Ltd.	504,000	58,899
*	ENM Holdings Ltd.	992,000	33,752
*	Esprit Holdings Ltd.	1,635,548	59,822
Ω	ESR Group Ltd.	562,200	718,645
*	Eternity Investment Ltd.	290,000	1,983
	Fairwood Holdings Ltd.	59,500	62,354
	Far East Consortium International Ltd.	1,090,938	176,039
	First Pacific Co. Ltd.	2,293,200	871,042
*Ω	FIT Hon Teng Ltd.	1,277,000	152,636
#*Ω	Fosun Tourism Group	132,200	67,794
#*Ω	Frontage Holdings Corp.	384,000	78,973
	FSE Lifestyle Services Ltd.	75,000	52,675
	Galaxy Entertainment Group Ltd.	10,000	51,899
	Get Nice Financial Group Ltd.	152,150	12,437
	Giordano International Ltd.	984,000	258,088
	Glorious Sun Enterprises Ltd.	447,000	47,366
#*	Gold Fin Holdings	204,000	0
	Great Eagle Holdings Ltd.	180,003	264,987
	G-Resources Group Ltd.	229,930	58,645
	Guoco Group Ltd.	19,000	172,777
	Guotai Junan International Holdings Ltd.	2,599,000	163,311
	Hang Lung Group Ltd.	546,000	657,288
	Hang Lung Properties Ltd.	669,000	776,682
	Hang Seng Bank Ltd.	28,900	300,854
	Hanison Construction Holdings Ltd.	351,459	30,369
	Hao Tian International Construction Investment Group Ltd.	304,000	35,393
*	Harbour Centre Development Ltd.	53,000	40,743
	Henderson Land Development Co. Ltd.	210,575	548,679
	HK Electric Investments & HK Electric Investments Ltd.	253,288	157,103
	HKBN Ltd.	719,000	298,789
	HKR International Ltd.	397,188	63,184
	HKT Trust & HKT Ltd.	1,052,000	1,263,725
	Hong Kong & China Gas Co. Ltd.	792,735	564,132
	Hong Kong Ferry Holdings Co. Ltd.	112,000	63,927
*	Hong Kong Technology Venture Co. Ltd.	397,000	96,921
*	Hongkong & Shanghai Hotels Ltd.	412,220	285,174
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,232,000	163,558
	Hysan Development Co. Ltd.	111,000	191,585
*	IGG, Inc.	388,000	138,104
*	Imagi International Holdings Ltd.	56,799	5,980
Ω	Impro Precision Industries Ltd.	105,000	33,567
	International Housewares Retail Co. Ltd.	248,000	45,007
*	IPE Group Ltd.	365,000	20,727

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Johnson Electric Holdings Ltd.	371,085	$486,636
	K Wah International Holdings Ltd.	975,000	236,919
*	Kader Holdings Co. Ltd.	104,000	4,248
	Karrie International Holdings Ltd.	364,000	21,303
	Kerry Logistics Network Ltd.	287,750	319,706
	Kerry Properties Ltd.	534,000	847,983
	Kowloon Development Co. Ltd.	259,000	158,325
	KRP Development Holdings Ltd.	99,000	10,336
*	Lai Sun Development Co. Ltd.	256,069	21,304
*	Lai Sun Garment International Ltd.	45,334	4,072
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	832,750	63,970
	Liu Chong Hing Investment Ltd.	128,000	82,284
	L'Occitane International SA	277,750	886,826
	Luk Fook Holdings International Ltd.	222,000	549,989
	Man Wah Holdings Ltd.	1,156,400	720,847
#*	MECOM Power & Construction Ltd.	495,747	18,395
	Miramar Hotel & Investment	176,000	229,297
	Modern Dental Group Ltd.	285,000	129,763
*	Mongolian Mining Corp.	810,000	877,020
	MTR Corp. Ltd.	58,716	191,021
*	NagaCorp Ltd.	709,784	239,027
*††	National United Resources Holdings Ltd.	35,000	390
	New Focus Auto Tech Holdings Ltd.	4,344,000	104,452
#	New World Development Co. Ltd.	1,025,644	1,257,083
††	NewOcean Energy Holdings Ltd.	788,000	706
	Nissin Foods Co. Ltd.	255,000	188,112
	NWS Holdings Ltd.	1,275,830	1,108,595
	Oriental Watch Holdings	350,368	165,904
*	Oshidori International Holdings Ltd.	2,790,000	67,610
	Pacific Basin Shipping Ltd.	5,263,000	1,465,005
	Pacific Textiles Holdings Ltd.	827,000	131,265
*	Paradise Entertainment Ltd.	156,000	18,157
	PC Partner Group Ltd.	218,000	71,993
	PCCW Ltd.	1,719,415	889,371
	Pentamaster International Ltd.	234,000	26,008
	Perfect Medical Health Management Ltd.	244,000	93,807
	Pico Far East Holdings Ltd.	574,000	110,975
	Playmates Toys Ltd.	40,000	3,376
	Plover Bay Technologies Ltd.	144,000	36,862
	PRADA SpA	58,500	362,775
	Public Financial Holdings Ltd.	292,000	47,093
#*	Realord Group Holdings Ltd.	94,000	63,947
*	Regal Hotels International Holdings Ltd.	240,000	90,213
Ω	Regina Miracle International Holdings Ltd.	210,000	52,796
#*	Sa Sa International Holdings Ltd.	708,000	74,232
*Ω	Samsonite International SA	462,000	1,289,779
*	Sands China Ltd.	24,400	64,044
	SAS Dragon Holdings Ltd.	294,000	128,143
	SEA Holdings Ltd.	152,968	32,710
*	Shangri-La Asia Ltd.	935,666	581,426
*	Shun Ho Property Investments Ltd.	13,497	1,530
*	Shun Tak Holdings Ltd.	1,085,249	108,355
	Singamas Container Holdings Ltd.	1,182,000	81,405
	Sino Land Co. Ltd.	802,451	838,211
	SITC International Holdings Co. Ltd.	914,000	1,386,852
#*	SJM Holdings Ltd.	962,750	270,560
	SmarTone Telecommunications Holdings Ltd.	290,666	145,188
#*	Solomon Systech International Ltd.	1,188,000	38,810
	Soundwill Holdings Ltd.	69,000	59,077

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	South China Holdings Co. Ltd.	880,000	$5,537
	Stella International Holdings Ltd.	337,000	444,443
	Sun Hung Kai & Co. Ltd.	472,341	131,073
	Sun Hung Kai Properties Ltd.	92,282	861,304
	SUNeVision Holdings Ltd.	582,000	199,698
	Swire Pacific Ltd., Class A	149,500	1,156,686
	Swire Pacific Ltd., Class B	285,000	335,854
#	TAI Cheung Holdings Ltd.	214,000	94,919
	Techtronic Industries Co. Ltd.	50,000	531,055
#*	Television Broadcasts Ltd.	257,000	97,716
*	Texhong International Group Ltd.	372,000	176,715
	Texwinca Holdings Ltd.	740,000	77,610
*	Theme International Holdings Ltd.	4,000,000	212,412
#*	Tongda Group Holdings Ltd.	3,530,000	41,580
	Town Health International Medical Group Ltd.	1,265,899	46,767
	Tradelink Electronic Commerce Ltd.	220,000	25,189
	Transport International Holdings Ltd.	147,048	169,978
	United Laboratories International Holdings Ltd.	1,027,000	887,790
††	Untrade.Genting Hk	436,000	4,339
	Value Partners Group Ltd.	1,056,000	243,160
	Vesync Co. Ltd.	205,000	105,129
	Vitasoy International Holdings Ltd.	248,000	190,360
*	Vobile Group Ltd.	225,000	41,732
	VSTECS Holdings Ltd.	673,200	362,748
	VTech Holdings Ltd.	111,800	647,544
Ω	WH Group Ltd.	4,146,568	2,446,453
	Wing On Co. International Ltd.	30,000	45,392
	Wing Tai Properties Ltd.	154,000	50,245
*	Xingye Alloy Materials Group Ltd.	121,000	16,276
	Xinyi Glass Holdings Ltd.	662,719	549,410
	Yue Yuen Industrial Holdings Ltd.	661,000	623,341
*	Zhaobangji Lifestyle Holdings Ltd.	1,144,000	26,443
TOTAL HONG KONG			51,917,876
IRELAND — (0.6%)
	AIB Group PLC	702,702	3,086,565
	Bank of Ireland Group PLC	642,405	5,907,540
	Cairn Homes PLC	558,605	857,082
	Dalata Hotel Group PLC	188,978	980,783
	FBD Holdings PLC	16,726	212,391
*	Flutter Entertainment PLC	3,145	645,532
	Glanbia PLC	154,566	2,768,127
*Ω	Glenveagh Properties PLC	494,575	654,051
	Irish Continental Group PLC	90,294	448,674
	Kerry Group PLC, Class A	3,556	316,961
	Kingspan Group PLC	21,865	1,775,801
*	Permanent TSB Group Holdings PLC	51,764	96,504
	Smurfit Kappa Group PLC	86,065	3,207,194
TOTAL IRELAND			20,957,205
ISRAEL — (0.8%)
	Adgar Investment & Development Ltd.	10,959	13,934
*	AFI Properties Ltd.	2,858	125,341
	Africa Israel Residences Ltd.	1,245	66,131
*	Airport City Ltd.	5,279	88,086
	Alony Hetz Properties & Investments Ltd.	14,839	112,311
	Alrov Properties & Lodgings Ltd.	3,657	129,528
*	Amos Luzon Development & Energy Group Ltd.	28,031	13,517

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Amot Investments Ltd.	8,270	$42,967
	Arad Ltd.	2,181	35,313
*	Argo Properties NV	2,040	38,225
*	Ashdod Refinery Ltd.	7,737	179,152
#	Ashtrom Group Ltd.	18,906	284,362
	Atreyu Capital Markets Ltd.	893	12,937
	AudioCodes Ltd.	14,041	157,119
#	Aura Investments Ltd.	59,775	169,915
	Automatic Bank Services Ltd.	4,388	18,379
*	Azorim-Investment Development & Construction Co. Ltd.	51,981	218,021
	Azrieli Group Ltd.	2,091	140,897
	Bank Hapoalim BM	142,714	1,214,198
	Bank Leumi Le-Israel BM	189,968	1,442,838
	Bet Shemesh Engines Holdings 1997 Ltd.	3,699	126,810
	Bezeq The Israeli Telecommunication Corp. Ltd.	211,150	279,302
*	Big Shopping Centers Ltd.	298	30,302
	Blue Square Real Estate Ltd.	1,129	72,470
*	Brack Capital Properties NV	528	28,978
*	Brainsway Ltd., ADR	2,628	16,451
*	Camtek Ltd.	1,177	91,217
	Carasso Motors Ltd.	25,453	111,981
*	Cellcom Israel Ltd.	74,788	308,546
*	Clal Insurance Enterprises Holdings Ltd.	54,828	853,098
*	Compugen Ltd.	11,254	28,447
	Danel Adir Yeoshua Ltd.	3,169	274,316
	Delek Group Ltd.	2,001	247,765
	Delta Galil Ltd.	6,912	319,046
	Diplomat Holdings Ltd.	6,604	60,328
	Direct Finance of Direct Group 2006 Ltd.	188	25,165
	Dor Alon Energy in Israel 1988 Ltd.	3,031	57,919
*	Doral Group Renewable Energy Resources Ltd.	5,956	13,270
#*	Duniec Brothers Ltd.	646	33,088
*	El Al Israel Airlines	43,385	45,661
	Elbit Systems Ltd.	260	53,768
#	Electra Consumer Products 1970 Ltd.	6,286	134,043
	Electra Ltd.	594	226,394
#	Electra Real Estate Ltd.	11,184	113,808
*	Ellomay Capital Ltd.	2,696	42,525
	Energix-Renewable Energies Ltd.	24,922	90,918
*	Enlight Renewable Energy Ltd.	3,696	66,686
*	Equital Ltd.	21,611	615,018
*	Fattal Holdings 1998 Ltd.	1,772	201,165
	First International Bank Of Israel Ltd.	8,151	326,864
	FMS Enterprises Migun Ltd.	2,031	72,281
	Formula Systems 1985 Ltd.	7,015	469,908
	Fox Wizel Ltd.	4,279	303,212
	Gav-Yam Lands Corp. Ltd.	9,344	75,963
*	Gilat Satellite Networks Ltd.	23,362	147,307
*	Hagag Group Real Estate Development	6,695	25,454
	Harel Insurance Investments & Financial Services Ltd.	102,513	850,340
	Hilan Ltd.	8,673	482,088
	ICL Group Ltd.	28,451	129,403
	IDI Insurance Co. Ltd.	5,952	177,768
*	IES Holdings Ltd.	1,995	124,955
	Ilex Medical Ltd.	3,543	59,770
	Inrom Construction Industries Ltd.	74,725	228,577
	Isracard Ltd.	153,720	551,724
	Israel Canada T.R Ltd.	43,856	147,919
	Israel Discount Bank Ltd., Class A	203,520	987,253

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Israel Land Development Co. Ltd.	12,597	$112,206
	Israel Shipyards Industries Ltd.	1,899	37,391
	Isras Investment Co. Ltd.	1,163	245,407
#	Issta Ltd.	5,009	98,530
#*	Kamada Ltd.	16,861	96,103
	Kardan Real Estate Enterprise & Development Ltd.	52,592	57,342
	Kenon Holdings Ltd.	10,097	249,339
	Kerur Holdings Ltd.	2,708	49,481
#	Kvutzat Acro Ltd.	12,044	138,582
#	Lahav L.R. Real Estate Ltd.	14,754	13,888
	Lapidoth Capital Ltd.	3,072	46,082
	Levinstein Properties Ltd.	817	15,240
	M Yochananof & Sons Ltd.	2,247	100,725
	Magic Software Enterprises Ltd.	16,267	164,978
	Malam - Team Ltd.	5,570	73,322
	Matrix IT Ltd.	9,607	180,869
	Max Stock Ltd.	28,918	58,979
	Maytronics Ltd.	10,457	114,730
	Mediterranean Towers Ltd.	62,759	161,176
#	Mega Or Holdings Ltd.	5,500	125,689
#	Meitav Investment House Ltd.	30,969	132,396
	Melisron Ltd.	1,206	88,440
	Menora Mivtachim Holdings Ltd.	25,601	643,123
	Meshulam Levinstein Contracting & Engineering Ltd.	1,218	98,380
	Migdal Insurance & Financial Holdings Ltd.	349,915	387,507
	Mivne Real Estate KD Ltd.	55,653	150,590
*	Mivtach Shamir Holdings Ltd.	4,267	124,706
	Mizrahi Tefahot Bank Ltd.	8,964	333,620
	Naphtha Israel Petroleum Corp. Ltd.	30,324	151,522
	Nawi Brothers Ltd.	13,598	87,460
*	Nayax Ltd.	1,083	26,448
*	Neto Malinda Trading Ltd.	5,947	79,388
	Next Vision Stabilized Systems Ltd.	12,066	129,027
*	Nova Ltd.	4,163	592,838
	Novolog Ltd.	212,317	83,716
	Oil Refineries Ltd.	2,581,064	890,254
	One Software Technologies Ltd.	16,792	211,109
*	OPC Energy Ltd.	7,062	50,039
#	Palram Industries 1990 Ltd.	10,377	109,685
*	Partner Communications Co. Ltd.	76,810	355,150
	Paz Oil Co. Ltd.	7,737	635,981
*	Perion Network Ltd.	5,120	151,900
	Phoenix Holdings Ltd.	54,003	549,241
	Plasson Industries Ltd.	2,970	113,370
	Polyram Plastic Industries Ltd.	24,917	70,003
	Prashkovsky Investments & Construction Ltd.	5,428	121,651
*	Priortech Ltd.	5,848	227,106
	Qualitau Ltd.	632	13,849
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,544	254,188
	Retailors Ltd.	6,629	131,647
*	Scope Metals Group Ltd.	6,195	192,103
	Shapir Engineering & Industry Ltd.	9,371	52,827
*	Shikun & Binui Ltd.	37,007	96,568
*	Shufersal Ltd.	55,237	296,372
*	Strauss Group Ltd.	1,965	38,163
	Summit Real Estate Holdings Ltd.	35,933	475,547
	Tadiran Group Ltd.	1,603	106,441
Ω	Tamar Petroleum Ltd.	53,613	269,712
	Tel Aviv Stock Exchange Ltd.	22,725	140,795

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Telsys Ltd.	1,192	$77,857
*	Tera Light Ltd.	18,659	37,032
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	29,897	361,754
	Tiv Taam Holdings 1 Ltd.	45,138	62,911
*	Tower Semiconductor Ltd.	30,990	892,007
	YD More Investments Ltd.	4,749	11,309
	YH Dimri Construction & Development Ltd.	3,211	236,656
TOTAL ISRAEL			26,714,889
ITALY — (3.0%)
	A2A SpA	1,053,396	2,088,530
	Abitare In SpA	2,873	15,219
	ACEA SpA	23,610	372,580
	Amplifon SpA	41,858	1,366,183
Ω	Anima Holding SpA	112,332	507,005
	Arnoldo Mondadori Editore SpA	109,582	280,856
	Ascopiave SpA	47,825	115,900
	Assicurazioni Generali SpA	68,642	1,531,191
*	Avio SpA	10,381	92,127
	Azimut Holding SpA	58,148	1,621,091
	Banca Generali SpA	25,451	970,266
	Banca IFIS SpA	22,516	389,725
	Banca Mediolanum SpA	64,894	664,107
*	Banca Monte dei Paschi di Siena SpA	402,625	1,413,107
	Banca Popolare di Sondrio SPA	485,733	3,690,602
	Banca Profilo SpA	193,938	42,914
#Ω	Banca Sistema SpA	49,274	68,547
	Banco BPM SpA	1,560,523	8,419,477
	Banco di Desio e della Brianza SpA	26,638	110,708
Ω	BFF Bank SpA	90,159	974,316
	Biesse SpA	1,204	15,813
	BPER Banca	816,761	2,945,944
	Brunello Cucinelli SpA	17,481	1,733,012
	Buzzi SpA	60,307	2,049,853
	Cairo Communication SpA	52,260	101,623
#Ω	Carel Industries SpA	11,783	285,337
	Cembre SpA	363	15,701
	Cementir Holding NV	38,268	410,401
*	CIR SpA-Compagnie Industriali	636,135	291,719
	Credito Emiliano SpA	87,133	792,074
	d'Amico International Shipping SA	59,482	397,088
	Danieli & C Officine Meccaniche SpA	40,409	980,783
	Danieli & C Officine Meccaniche SpA	13,360	453,052
	Datalogic SpA	12,311	80,412
	Davide Campari-Milano NV	17,111	173,356
	De' Longhi SpA	16,246	526,194
	DiaSorin SpA	2,301	211,598
#	Digital Bros SpA	1,461	16,317
#Ω	doValue SpA	33,180	87,875
	Emak SpA	62,789	71,193
Ω	Enav SpA	63,749	235,930
	Enel SpA	257,461	1,756,752
	Eni SpA	293,880	4,684,841
	ERG SpA	4,435	130,045
	Esprinet SpA	35,332	202,293
*	Eurotech SpA	11,968	28,489
	Ferrari NV	6,093	2,124,960
	Fila SpA	27,709	262,311
#*	Fincantieri SpA	351,618	186,107

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	FinecoBank Banca Fineco SpA	53,283	$768,254
	FNM SpA	128,567	61,416
*	Garofalo Health Care SpA	12,152	63,594
	Gefran SpA	3,892	36,000
#*	Geox SpA	47,794	39,148
	GPI SpA	3,153	31,823
	Gruppo MutuiOnline SpA	14,143	488,231
	Hera SpA	270,348	952,335
	IMMSI SpA	149,021	97,809
Ω	Infrastrutture Wireless Italiane SpA	30,353	367,029
	Interpump Group SpA	16,136	797,626
	Intesa Sanpaolo SpA	573,095	1,765,876
	Iren SpA	110,577	232,076
	Italgas SpA	122,244	696,962
	Italian Sea Group SPA	4,840	50,090
	Italmobiliare SpA	12,060	359,236
*	Iveco Group NV	165,582	1,766,984
	IVS Group SA	6,008	36,440
	Leonardo SpA	276,617	4,828,090
	Maire Tecnimont SpA	127,750	663,919
	Mediobanca Banca di Credito Finanziario SpA	169,218	2,241,123
	MFE-MediaForEurope NV, Class A	157,291	400,899
	Moncler SpA	17,688	1,088,108
*	Newlat Food SpA	10,349	89,444
*Ω	Nexi SpA	277,759	2,130,540
	Openjobmetis SpA agenzia per il lavoro	2,042	35,498
	Orsero SpA	5,442	102,003
Ω	OVS SpA	206,616	492,161
	Pharmanutra SpA	1,682	112,538
	Piaggio & C SpA	240,865	800,698
Ω	Pirelli & C SpA	251,397	1,362,427
Ω	Poste Italiane SpA	125,930	1,365,541
	Prysmian SpA	25,242	1,110,896
Ω	RAI Way SpA	55,432	303,105
	Recordati Industria Chimica e Farmaceutica SpA	17,565	969,487
	Reply SpA	8,013	1,098,666
	Rizzoli Corriere Della Sera Mediagroup SpA	95,620	77,939
*	Sabaf SpA	3,304	63,177
*	Safilo Group SpA	70,674	84,546
*	Saipem SpA	1	1
	Salcef Group SpA	701	17,823
	Salvatore Ferragamo SpA	19,955	254,519
	Sanlorenzo SpA	4,806	229,265
	Saras SpA	461,572	781,502
	Sesa SpA	4,033	547,229
	Snam SpA	128,817	629,135
*	Sogefi SpA	64,973	131,523
	SOL SpA	26,480	762,108
	Spaxs SpA	47,427	261,598
	Stellantis NV	247,465	5,450,823
	Stellantis NV	107,823	2,367,793
	Tamburi Investment Partners SpA	61,515	600,668
Ω	Technogym SpA	54,181	536,541
*	Technoprobe SpA	11,139	110,725
*	Telecom Italia SpA	8,018,149	2,414,337
*	Telecom Italia SpA	1,154,902	363,566
	Tenaris SA, ADR	21,027	668,869
	Terna - Rete Elettrica Nazionale	91,450	771,111
	Tinexta Spa	5,242	110,854

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	TREVI - Finanziaria Industriale SpA	139,449	$52,286
	UniCredit SpA	284,351	8,329,217
#Ω	Unieuro SpA	9,160	95,746
	Unipol Gruppo SpA	341,821	2,122,574
	UnipolSai Assicurazioni SpA	187,379	495,843
	Webuild SpA	110,227	231,849
#	Wiit SpA	3,344	66,672
	Zignago Vetro SpA	14,273	208,516
TOTAL ITALY			102,629,951
JAPAN — (23.5%)
	&Do Holdings Co. Ltd.	9,100	70,700
	77 Bank Ltd.	47,200	1,135,316
	A&D HOLON Holdings Co. Ltd.	22,300	307,020
	ABC-Mart, Inc.	8,700	150,775
#*	Access Co. Ltd.	15,200	83,800
	Achilles Corp.	11,100	118,478
	Acom Co. Ltd.	127,800	327,325
	AD Works Group Co. Ltd.	23,460	37,381
	Adastria Co. Ltd.	15,460	360,389
	ADEKA Corp.	78,500	1,535,985
	Ad-sol Nissin Corp.	5,100	54,657
	Adtec Plasma Technology Co. Ltd.	3,600	36,642
	Advan Group Co. Ltd.	13,700	101,166
	Advanced Media, Inc.	6,200	80,887
	Advantest Corp.	38,400	1,528,236
	Adventure, Inc.	1,000	32,925
	Aeon Co. Ltd.	37,119	887,039
	Aeon Delight Co. Ltd.	12,300	315,064
#	Aeon Fantasy Co. Ltd.	5,700	97,833
	AEON Financial Service Co. Ltd.	74,486	678,391
	Aeon Hokkaido Corp.	20,200	130,851
	Aeon Mall Co. Ltd.	10,300	127,494
	AFC-HD AMS Life Science Co. Ltd.	3,300	20,647
	AGC, Inc.	78,700	2,959,769
	Agro-Kanesho Co. Ltd.	7,300	67,921
#	Ahresty Corp.	17,600	87,483
	Ai Holdings Corp.	11,400	191,372
	Aica Kogyo Co. Ltd.	17,300	400,858
	Aichi Corp.	25,700	193,338
	Aichi Financial Group, Inc.	32,939	581,486
	Aichi Steel Corp.	9,600	220,782
	Aichi Tokei Denki Co. Ltd.	7,400	143,820
	Aida Engineering Ltd.	40,878	232,422
#*	Aidma Holdings, Inc.	2,900	41,131
	Aiful Corp.	232,800	583,665
	Ain Holdings, Inc.	21,171	690,883
	Aiphone Co. Ltd.	8,300	165,918
	Air Water, Inc.	90,500	1,195,434
	Airport Facilities Co. Ltd.	20,400	85,718
	Airtech Japan Ltd.	5,500	45,875
#	Airtrip Corp.	6,700	82,466
	Aisan Industry Co. Ltd.	30,300	282,741
	Aisin Corp.	71,806	2,680,883
	AIT Corp.	5,900	75,632
	Aizawa Securities Group Co. Ltd.	26,400	223,269
	Ajinomoto Co., Inc.	10,400	427,075
	Ajis Co. Ltd.	2,000	35,847
	Akatsuki Corp.	17,800	61,667

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Akatsuki, Inc.	6,500	$116,507
*	Akebono Brake Industry Co. Ltd.	92,800	71,447
	Akita Bank Ltd.	11,600	159,311
	Albis Co. Ltd.	5,800	105,843
	Alconix Corp.	21,900	211,058
	Alfresa Holdings Corp.	59,700	979,017
	Alinco, Inc.	10,600	77,211
	Alleanza Holdings Co. Ltd.	12,500	93,492
#	Alpen Co. Ltd.	15,500	213,440
	Alpha Corp.	3,800	39,522
	Alpha Systems, Inc.	5,400	113,720
	Alps Alpine Co. Ltd.	170,515	1,265,482
	Alps Logistics Co. Ltd.	11,900	143,936
	Altech Corp.	10,820	210,698
	Amada Co. Ltd.	122,700	1,324,134
	Amano Corp.	19,000	437,848
	Amuse, Inc.	9,500	102,419
	Amvis Holdings, Inc.	15,000	276,345
	Anabuki Kosan, Inc.	4,600	67,259
	Anest Iwata Corp.	27,400	241,611
	Anicom Holdings, Inc.	35,500	140,975
	Anritsu Corp.	10,500	83,146
	AOI Electronics Co. Ltd.	3,900	74,966
	AOKI Holdings, Inc.	29,378	233,809
	Aoyama Trading Co. Ltd.	38,481	463,551
	Aoyama Zaisan Networks Co. Ltd.	21,200	148,644
#	Aozora Bank Ltd.	62,716	1,378,678
	Arakawa Chemical Industries Ltd.	10,900	80,770
	Arata Corp.	23,066	511,978
#	Araya Industrial Co. Ltd.	3,200	66,126
	ARCLANDS Corp.	34,683	397,173
	Arcs Co. Ltd.	37,696	750,048
	ARE Holdings, Inc.	48,100	669,774
	Arealink Co. Ltd.	7,427	128,966
	Argo Graphics, Inc.	12,600	369,725
	Arisawa Manufacturing Co. Ltd.	30,000	228,281
	Artience Co. Ltd.	26,800	501,473
	Artnature, Inc.	11,600	62,131
	As One Corp.	9,100	343,540
	Asahi Co. Ltd.	14,944	132,241
	Asahi Diamond Industrial Co. Ltd.	70,643	417,382
	Asahi Group Holdings Ltd.	22,200	825,128
	Asahi Intecc Co. Ltd.	12,400	235,611
	Asahi Kasei Corp.	398,100	3,019,008
	Asahi Kogyosha Co. Ltd.	7,800	163,122
	Asahi Net, Inc.	8,500	35,905
	Asahi Printing Co. Ltd.	3,400	21,681
	Asahi Yukizai Corp.	12,400	344,961
	Asanuma Corp.	16,000	478,827
	Ashimori Industry Co. Ltd.	3,400	52,497
	Asia Pile Holdings Corp.	28,100	150,798
	Asics Corp.	17,800	540,873
	ASKA Pharmaceutical Holdings Co. Ltd.	24,000	322,077
	ASKUL Corp.	20,600	278,443
	Astellas Pharma, Inc.	45,300	527,404
	Astena Holdings Co. Ltd.	32,700	106,108
	Asti Corp.	1,300	27,636
#	Asukanet Co. Ltd.	3,500	16,155
*	Atrae, Inc.	2,900	13,771

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aucnet, Inc.	10,800	$154,845
	Autobacs Seven Co. Ltd.	37,000	402,231
	Avant Group Corp.	11,700	114,239
	Avex, Inc.	23,500	225,426
	Awa Bank Ltd.	42,797	717,830
	Axell Corp.	2,500	36,861
	Axial Retailing, Inc.	12,700	351,327
	Azbil Corp.	8,900	287,601
	AZ-COM MARUWA Holdings, Inc.	19,100	196,687
	Bandai Namco Holdings, Inc.	16,800	363,763
	Bando Chemical Industries Ltd.	27,700	328,803
	Bank of Iwate Ltd.	10,700	187,588
	Bank of Nagoya Ltd.	9,301	349,724
	Bank of Saga Ltd.	10,171	134,382
	Bank of the Ryukyus Ltd.	35,300	281,407
#	Baroque Japan Ltd.	2,700	15,024
	Base Co. Ltd.	2,600	57,513
	BayCurrent Consulting, Inc.	18,000	418,482
	Beauty Garage, Inc.	4,600	68,642
	Beenos, Inc.	11,000	111,521
	Belc Co. Ltd.	7,400	316,165
	Bell System24 Holdings, Inc.	22,900	279,148
	Belluna Co. Ltd.	44,679	192,259
	Benefit One, Inc.	31,800	453,780
	Benesse Holdings, Inc.	53,000	937,275
#*	Bengo4.com, Inc.	3,600	97,194
#	Bic Camera, Inc.	36,200	337,438
	BIPROGY, Inc.	16,300	477,239
	B-Lot Co. Ltd.	3,900	28,396
	BML, Inc.	14,592	282,014
#	Bookoff Group Holdings Ltd.	8,100	71,128
	Bourbon Corp.	5,800	93,183
	BrainPad, Inc.	9,600	75,505
	Bridgestone Corp.	39,100	1,694,308
	Broadmedia Corp.	7,140	60,587
	Brother Industries Ltd.	161,500	2,705,540
	Bunka Shutter Co. Ltd.	59,800	595,680
#	Bushiroad, Inc.	5,500	17,560
	Business Brain Showa-Ota, Inc.	3,900	59,175
	Business Engineering Corp.	1,400	42,467
#	BuySell Technologies Co. Ltd.	1,600	33,871
	C Uyemura & Co. Ltd.	5,200	394,601
	CAC Holdings Corp.	8,600	104,614
	Calbee, Inc.	19,200	403,588
	Canon Electronics, Inc.	17,700	251,660
	Canon Marketing Japan, Inc.	16,400	498,972
	Canon, Inc., Sponsored ADR	23,257	640,498
	Canon, Inc.	15,700	432,490
	Capcom Co. Ltd.	20,400	778,031
	Career Design Center Co. Ltd.	1,300	18,516
#	Careerlink Co. Ltd.	4,300	76,195
	Carlit Holdings Co. Ltd.	14,100	92,480
	Carta Holdings, Inc.	4,800	48,761
	Casio Computer Co. Ltd.	12,100	104,330
	Cawachi Ltd.	11,800	216,248
	CDS Co. Ltd.	1,900	22,078
#	CellSource Co. Ltd.	2,200	18,514
#	Celsys, Inc.	16,443	75,474
	Central Automotive Products Ltd.	9,600	316,858

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Central Glass Co. Ltd.	34,000	$636,143
	Central Security Patrols Co. Ltd.	7,500	128,730
	Central Sports Co. Ltd.	4,500	76,498
#	Change Holdings, Inc.	15,300	140,702
	Charm Care Corp. KK	11,100	89,575
	Chiba Bank Ltd.	158,500	1,174,526
	Chiba Kogyo Bank Ltd.	35,000	204,207
	Chilled & Frozen Logistics Holdings Co. Ltd.	12,200	139,247
	Chino Corp.	5,900	95,934
	Chiyoda Co. Ltd.	16,282	99,014
*	Chiyoda Corp.	16,100	36,925
	Chiyoda Integre Co. Ltd.	10,500	196,467
	Chofu Seisakusho Co. Ltd.	15,855	226,808
	Chori Co. Ltd.	9,300	187,679
	Chubu Shiryo Co. Ltd.	20,800	169,911
	Chubu Steel Plate Co. Ltd.	13,200	223,842
	Chudenko Corp.	23,700	446,873
	Chuetsu Pulp & Paper Co. Ltd.	4,389	59,297
	Chugai Ro Co. Ltd.	4,000	70,149
	Chugin Financial Group, Inc.	97,500	690,403
	Chugoku Electric Power Co., Inc.	21,600	153,582
	Chugoku Marine Paints Ltd.	39,000	496,112
	Chuo Spring Co. Ltd.	13,100	63,821
	Chuo Warehouse Co. Ltd.	6,000	47,686
	CI Takiron Corp.	39,200	172,997
	Citizen Watch Co. Ltd.	158,100	1,002,718
	CKD Corp.	32,100	566,022
	CK-San-Etsu Co. Ltd.	4,900	130,424
	Cleanup Corp.	16,600	85,210
	CMK Corp.	48,800	250,632
	Coca-Cola Bottlers Japan Holdings, Inc.	73,185	993,268
	COLOPL, Inc.	35,000	149,500
	Colowide Co. Ltd.	26,300	420,469
#	Computer Engineering & Consulting Ltd.	10,300	114,109
	Computer Institute of Japan Ltd.	20,880	109,317
	COMSYS Holdings Corp.	34,959	765,430
	Comture Corp.	10,500	129,840
	Concordia Financial Group Ltd.	314,038	1,496,531
	Core Corp.	900	11,043
	Corona Corp.	10,600	68,720
	Cosel Co. Ltd.	19,363	194,809
	Cosmo Energy Holdings Co. Ltd.	82,200	3,414,022
	Cosmos Initia Co. Ltd.	3,000	15,911
	Cosmos Pharmaceutical Corp.	3,800	408,174
	Cota Co. Ltd.	8,926	96,526
	CRE, Inc.	10,400	100,423
	Create Restaurants Holdings, Inc.	59,800	448,812
	Create SD Holdings Co. Ltd.	13,500	293,778
	Credit Saison Co. Ltd.	113,500	2,106,728
	Creek & River Co. Ltd.	6,900	93,629
#	Cresco Ltd.	9,900	128,370
	CTI Engineering Co. Ltd.	13,000	516,924
	CTS Co. Ltd.	17,700	83,699
	Cube System, Inc.	5,200	39,882
	Curves Holdings Co. Ltd.	27,500	127,402
*	Cyber Security Cloud, Inc.	1,500	25,048
	CyberAgent, Inc.	37,770	243,761
*	CYBERDYNE, Inc.	52,500	72,990
	Cybozu, Inc.	13,800	207,175

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dai Nippon Printing Co. Ltd.	17,500	$506,449
	Dai Nippon Toryo Co. Ltd.	16,150	127,181
	Daicel Corp.	210,200	2,059,364
	Dai-Dan Co. Ltd.	23,800	264,161
	Daido Metal Co. Ltd.	29,306	108,419
	Daido Steel Co. Ltd.	124,500	1,297,335
#	Daidoh Ltd.	15,600	55,315
	Daifuku Co. Ltd.	22,800	449,616
	Daihatsu Diesel Manufacturing Co. Ltd.	15,500	135,090
	Daihen Corp.	11,900	563,877
	Daiho Corp.	10,300	270,546
	Dai-Ichi Cutter Kogyo KK	5,900	54,914
	Daiichi Jitsugyo Co. Ltd.	26,700	341,156
	Daiichi Kensetsu Corp.	1,000	12,261
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	12,730	84,424
	Dai-ichi Life Holdings, Inc.	79,100	1,734,881
	Daiichi Sankyo Co. Ltd.	5,400	161,671
	Daiichikosho Co. Ltd.	17,300	237,007
	Daiken Medical Co. Ltd.	6,000	21,597
	Daiki Aluminium Industry Co. Ltd.	30,400	257,472
	Daikin Industries Ltd.	2,100	336,488
#	Daikoku Denki Co. Ltd.	7,900	200,023
	Daikokutenbussan Co. Ltd.	3,600	203,786
	Daikyonishikawa Corp.	34,600	173,146
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,009	186,091
#	Daio Paper Corp.	76,300	574,710
	Daiseki Co. Ltd.	16,900	483,219
	Daishi Hokuetsu Financial Group, Inc.	33,600	931,212
	Daishinku Corp.	32,000	197,591
	Daisue Construction Co. Ltd.	7,600	73,866
	Daito Pharmaceutical Co. Ltd.	12,879	171,935
	Daito Trust Construction Co. Ltd.	7,000	796,254
	Daitron Co. Ltd.	10,400	210,954
	Daiwa House Industry Co. Ltd.	45,400	1,403,856
	Daiwa Industries Ltd.	30,600	326,411
	Daiwa Securities Group, Inc.	332,147	2,380,452
	Daiwabo Holdings Co. Ltd.	64,800	1,409,056
	DCM Holdings Co. Ltd.	95,290	887,668
	Dear Life Co. Ltd.	24,400	167,993
	DeNA Co. Ltd.	65,600	662,330
	Denka Co. Ltd.	66,000	1,150,922
	Densan System Holdings Co. Ltd.	7,800	156,380
	Denso Corp.	68,400	1,074,431
	Dentsu Group, Inc.	15,300	406,081
	Dentsu Soken, Inc.	8,300	309,887
	Denyo Co. Ltd.	14,300	220,527
	Dexerials Corp.	31,000	893,373
#	DIC Corp.	52,669	994,037
	Digital Arts, Inc.	6,600	226,230
	Digital Hearts Holdings Co. Ltd.	8,800	61,162
	Digital Holdings, Inc.	10,900	92,294
	Digital Information Technologies Corp.	6,700	79,106
	Dip Corp.	16,400	280,083
	Direct Marketing MiX, Inc.	23,500	69,569
	Disco Corp.	5,400	1,457,130
	DKK Co. Ltd.	8,300	131,632
	DKS Co. Ltd.	7,153	122,342
	DMG Mori Co. Ltd.	70,500	1,411,661
	Doshisha Co. Ltd.	14,300	215,327

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Double Standard, Inc.	2,600	$28,733
	Doutor Nichires Holdings Co. Ltd.	24,900	367,650
	Dowa Holdings Co. Ltd.	41,400	1,443,839
#	Drecom Co. Ltd.	9,700	58,597
	DTS Corp.	20,600	506,666
	Duskin Co. Ltd.	23,187	538,365
	DyDo Group Holdings, Inc.	15,600	313,276
	Eagle Industry Co. Ltd.	21,001	243,278
	EAT & Holdings Co. Ltd.	4,800	69,452
	Ebara Corp.	26,600	1,665,881
	Ebara Foods Industry, Inc.	5,100	101,516
	Ebara Jitsugyo Co. Ltd.	9,200	188,728
	Ebase Co. Ltd.	9,700	47,431
	Eco's Co. Ltd.	8,100	134,818
#	EDION Corp.	79,600	876,502
#	EDP Corp.	2,300	23,978
	eGuarantee, Inc.	15,100	196,808
	E-Guardian, Inc.	2,500	26,593
	Ehime Bank Ltd.	23,529	168,379
	Eiken Chemical Co. Ltd.	6,258	78,000
	Eisai Co. Ltd.	2,800	131,848
	Eizo Corp.	13,600	469,603
	EJ Holdings, Inc.	9,400	110,205
	Elan Corp.	17,500	125,487
	Elecom Co. Ltd.	22,000	255,861
	Electric Power Development Co. Ltd.	9,600	161,256
	Elematec Corp.	17,148	207,634
	EM Systems Co. Ltd.	15,300	72,808
	en Japan, Inc.	8,392	155,096
	Endo Lighting Corp.	10,000	95,661
	ENEOS Holdings, Inc.	1,351,570	5,458,387
	Enomoto Co. Ltd.	5,700	61,940
#	Enplas Corp.	9,700	788,123
	Envipro Holdings, Inc.	10,600	43,976
#	eRex Co. Ltd.	8,000	44,493
	ERI Holdings Co. Ltd.	3,400	42,756
*	ES-Con Japan Ltd.	24,400	167,876
	Eslead Corp.	8,300	196,456
	ESPEC Corp.	13,900	236,729
	Exedy Corp.	26,864	515,398
	EXEO Group, Inc.	57,854	1,292,117
	Ezaki Glico Co. Ltd.	28,600	836,793
	F&M Co. Ltd.	3,700	48,232
	FALCO HOLDINGS Co. Ltd.	7,700	111,916
	Fancl Corp.	18,509	292,287
	FANUC Corp.	17,000	470,260
	FCC Co. Ltd.	33,055	430,636
	Feed One Co. Ltd.	22,568	135,306
#	Ferrotec Holdings Corp.	44,200	852,457
	Fibergate, Inc.	5,700	37,247
	FIDEA Holdings Co. Ltd.	19,320	211,233
	Financial Partners Group Co. Ltd.	27,500	315,392
	FINDEX, Inc.	6,400	46,469
*	Fintech Global, Inc.	118,000	49,627
	First Bank of Toyama Ltd.	39,200	221,820
	Fixstars Corp.	13,800	157,926
	FJ Next Holdings Co. Ltd.	18,500	156,010
	Focus Systems Corp.	5,600	40,229
	Food & Life Cos. Ltd.	43,800	876,456

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Forum Engineering, Inc.	14,200	$78,443
	Foster Electric Co. Ltd.	18,240	134,019
	FP Corp.	24,703	478,589
	France Bed Holdings Co. Ltd.	24,800	234,676
	Freebit Co. Ltd.	8,100	82,769
#	F-Tech, Inc.	12,100	53,293
	FTGroup Co. Ltd.	6,300	54,527
	Fudo Tetra Corp.	11,376	179,645
#	Fuji Co. Ltd.	28,200	380,122
	Fuji Corp.	58,800	996,276
	Fuji Corp.	10,400	124,965
	Fuji Corp. Ltd.	19,399	94,934
	Fuji Electric Co. Ltd.	20,300	1,016,624
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,400	52,293
	Fuji Kyuko Co. Ltd.	9,400	277,851
	Fuji Media Holdings, Inc.	27,400	324,601
	Fuji Oil Co. Ltd.	40,100	102,728
	Fuji Oil Holdings, Inc.	40,138	642,967
	Fuji Pharma Co. Ltd.	13,500	179,793
	Fuji Seal International, Inc.	30,172	355,812
	Fuji Soft, Inc.	15,800	692,552
	Fujibo Holdings, Inc.	8,200	236,876
	Fujicco Co. Ltd.	17,485	239,989
	FUJIFILM Holdings Corp.	15,000	950,773
	Fujikura Composites, Inc.	18,600	183,822
	Fujikura Kasei Co. Ltd.	18,200	56,440
	Fujikura Ltd.	187,200	1,538,879
	Fujimi, Inc.	16,800	336,669
	Fujimori Kogyo Co. Ltd.	13,200	364,570
#	Fujishoji Co. Ltd.	2,300	20,513
#	Fujitsu General Ltd.	2,400	35,165
	Fujitsu Ltd.	7,500	1,038,107
	Fujiya Co. Ltd.	7,400	124,298
	FuKoKu Co. Ltd.	9,000	87,918
	Fukuda Corp.	4,600	170,226
	Fukuda Denshi Co. Ltd.	15,000	799,820
	Fukui Bank Ltd.	13,900	162,025
	Fukui Computer Holdings, Inc.	9,200	162,385
	Fukuoka Financial Group, Inc.	55,108	1,354,404
	Fukushima Galilei Co. Ltd.	7,300	254,252
	Fukuyama Transporting Co. Ltd.	18,261	505,047
	FULLCAST Holdings Co. Ltd.	12,900	155,741
	Fumakilla Ltd.	1,300	10,152
	Funai Soken Holdings, Inc.	18,760	326,641
#	Furukawa Battery Co. Ltd.	12,700	78,862
	Furukawa Co. Ltd.	33,700	441,734
	Furukawa Electric Co. Ltd.	58,900	1,071,417
	Furuno Electric Co. Ltd.	24,800	356,305
	Furuya Metal Co. Ltd.	2,100	130,298
	Furyu Corp.	15,200	137,788
	Fuso Chemical Co. Ltd.	13,400	377,344
	Fuso Pharmaceutical Industries Ltd.	5,100	76,342
	Futaba Corp.	23,400	81,634
	Futaba Industrial Co. Ltd.	48,000	289,278
	Future Corp.	23,400	277,726
	Fuyo General Lease Co. Ltd.	23,500	2,101,517
	G-7 Holdings, Inc.	18,000	153,449
*	GA Technologies Co. Ltd.	6,700	64,207
	Gakken Holdings Co. Ltd.	27,400	189,373

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Gakkyusha Co. Ltd.	3,300	$46,171
	Gakujo Co. Ltd.	7,000	84,140
#	Gamecard-Joyco Holdings, Inc.	4,300	69,982
	Gecoss Corp.	8,859	70,337
	Genki Sushi Co. Ltd.	9,800	265,795
	Genky DrugStores Co. Ltd.	8,400	382,181
	Geo Holdings Corp.	39,700	648,624
	Gift Holdings, Inc.	5,000	100,120
*	giftee, Inc.	4,300	47,174
	Giken Ltd.	6,600	96,805
	GL Sciences, Inc.	7,000	136,271
	GLOBERIDE, Inc.	17,400	244,898
	Glory Ltd.	38,273	790,776
	Glosel Co. Ltd.	15,700	79,604
#	GMO Financial Gate, Inc.	1,900	130,771
#	GMO Financial Holdings, Inc.	29,100	148,716
	GMO GlobalSign Holdings KK	3,300	62,970
	GMO internet group, Inc.	23,200	418,119
	GMO Payment Gateway, Inc.	5,600	337,894
*	GNI Group Ltd.	19,600	351,298
	Godo Steel Ltd.	10,300	360,258
	Goldcrest Co. Ltd.	13,890	221,520
	Goldwin, Inc.	3,400	228,715
	Grandy House Corp.	13,500	61,767
	Gree, Inc.	41,400	164,696
	Greens Co. Ltd.	2,400	34,585
	gremz, Inc.	3,700	53,013
	GS Yuasa Corp.	76,800	1,107,668
	GSI Creos Corp.	9,200	146,889
	G-Tekt Corp.	21,032	261,425
	Gun-Ei Chemical Industry Co. Ltd.	4,100	102,357
*	GungHo Online Entertainment, Inc.	24,470	411,399
	Gunma Bank Ltd.	315,400	1,555,301
	Gunze Ltd.	13,804	504,551
	H.U. Group Holdings, Inc.	36,800	684,107
	H2O Retailing Corp.	86,799	929,302
	Hachijuni Bank Ltd.	287,350	1,566,031
	Hagihara Industries, Inc.	11,195	116,340
	Hagiwara Electric Holdings Co. Ltd.	6,900	237,478
#	Hakudo Co. Ltd.	4,700	78,731
	Hakuhodo DY Holdings, Inc.	81,400	625,251
#	Hakuto Co. Ltd.	5,200	215,275
	Halows Co. Ltd.	8,300	246,103
	Hamakyorex Co. Ltd.	15,200	423,231
	Hamamatsu Photonics KK	8,000	316,039
	Handsman Co. Ltd.	4,200	28,649
	Hankyu Hanshin Holdings, Inc.	16,852	515,596
	Hanwa Co. Ltd.	34,400	1,258,231
	Happinet Corp.	19,600	386,641
	Hard Off Corp. Co. Ltd.	8,200	101,884
#	Harima Chemicals Group, Inc.	12,200	72,137
	Harmonic Drive Systems, Inc.	5,200	126,015
	Haseko Corp.	151,200	1,966,187
	Hashimoto Sogyo Holdings Co. Ltd.	5,200	47,163
	Hazama Ando Corp.	100,150	808,780
	Heiwa Corp.	51,500	765,179
	Heiwa Real Estate Co. Ltd.	15,500	409,794
#	Heiwado Co. Ltd.	27,367	408,705
#	Helios Techno Holding Co. Ltd.	19,300	69,845

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Hennge KK	5,200	$44,234
	Hibiya Engineering Ltd.	15,200	264,775
	Hikari Tsushin, Inc.	2,100	365,925
	HI-LEX Corp.	18,100	190,481
	Himacs Ltd.	1,300	12,670
*	Hino Motors Ltd.	259,788	884,472
#	Hioki EE Corp.	7,500	332,819
	Hirakawa Hewtech Corp.	10,100	96,052
#	Hirano Tecseed Co. Ltd.	9,100	111,137
	Hirata Corp.	4,600	210,430
	Hirogin Holdings, Inc.	227,900	1,529,277
	Hirose Electric Co. Ltd.	1,900	221,070
	Hiroshima Gas Co. Ltd.	16,700	44,821
	Hisaka Works Ltd.	19,000	126,162
	Hisamitsu Pharmaceutical Co., Inc.	5,800	165,313
	Hitachi Construction Machinery Co. Ltd.	15,300	434,098
	Hitachi Ltd.	43,100	3,385,520
	Hitachi Ltd., ADR	303	47,986
	Hitachi Zosen Corp.	190,240	1,173,839
#	Hito Communications Holdings, Inc.	6,300	51,565
	Hochiki Corp.	11,400	153,173
	Hodogaya Chemical Co. Ltd.	5,225	129,174
	Hogy Medical Co. Ltd.	14,900	359,207
	Hokkaido Coca-Cola Bottling Co. Ltd.	3,700	63,838
	Hokkaido Electric Power Co., Inc.	34,300	153,032
	Hokkaido Gas Co. Ltd.	3,800	60,934
	Hokkan Holdings Ltd.	8,000	94,894
	Hokko Chemical Industry Co. Ltd.	17,500	120,147
	Hokkoku Financial Holdings, Inc.	17,300	514,732
#	Hokuetsu Corp.	109,000	1,030,530
	Hokuetsu Industries Co. Ltd.	18,500	329,601
	Hokuhoku Financial Group, Inc.	156,437	1,657,302
	Hokuriku Electric Industry Co. Ltd.	6,200	59,861
#*	Hokuriku Electric Power Co.	35,700	174,564
	Hokuriku Electrical Construction Co. Ltd.	11,499	94,012
	Hokuto Corp.	8,200	100,029
	Honda Motor Co. Ltd., Sponsored ADR	29,040	972,550
	Honda Motor Co. Ltd.	385,305	4,306,962
	H-One Co. Ltd.	16,700	95,243
	Honeys Holdings Co. Ltd.	15,970	179,407
	Hoosiers Holdings Co. Ltd.	29,600	235,190
	Horiba Ltd.	23,200	1,861,430
	Hoshizaki Corp.	2,600	94,592
	Hosiden Corp.	51,400	630,966
	Hosokawa Micron Corp.	13,300	414,879
	Hotland Co. Ltd.	4,600	61,609
	House Foods Group, Inc.	19,500	429,223
	HS Holdings Co. Ltd.	14,000	98,860
	Hulic Co. Ltd.	53,467	590,401
	Hurxley Corp.	8,900	54,972
	Hyakugo Bank Ltd.	184,367	715,039
	Hyakujushi Bank Ltd.	8,401	141,350
	Ibiden Co. Ltd.	24,800	1,247,934
#	IBJ, Inc.	11,100	52,071
	Ichigo, Inc.	66,800	178,074
	Ichiken Co. Ltd.	5,200	83,201
	Ichikoh Industries Ltd.	36,800	145,785
	Ichinen Holdings Co. Ltd.	16,400	175,397
	Ichiyoshi Securities Co. Ltd.	23,600	124,055

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Icom, Inc.	10,300	$259,475
	ID Holdings Corp.	3,000	34,141
	Idec Corp.	27,000	540,311
	Idemitsu Kosan Co. Ltd.	529,835	2,942,163
	IDOM, Inc.	52,300	312,388
#	IHI Corp.	45,700	874,076
	Iida Group Holdings Co. Ltd.	33,665	508,238
	Iino Kaiun Kaisha Ltd.	95,700	835,774
	IJTT Co. Ltd.	17,000	97,392
	I'll, Inc.	3,700	82,148
	Imagica Group, Inc.	19,800	87,132
	Imasen Electric Industrial	14,300	62,745
	i-mobile Co. Ltd.	16,800	50,742
	Imuraya Group Co. Ltd.	5,900	97,372
	Inaba Denki Sangyo Co. Ltd.	27,300	652,301
	Inaba Seisakusho Co. Ltd.	8,500	86,872
#	Inabata & Co. Ltd.	48,600	1,057,510
	I-NE Co. Ltd.	4,400	73,287
	Ines Corp.	18,500	195,785
	I-Net Corp.	10,100	137,211
	Infocom Corp.	11,500	190,940
	INFRONEER Holdings, Inc.	193,468	2,022,412
	Innotech Corp.	12,900	161,088
	Inpex Corp.	294,500	4,002,978
	Insource Co. Ltd.	24,000	135,664
	Intage Holdings, Inc.	7,300	86,302
	Integrated Design & Engineering Holdings Co. Ltd.	13,500	328,424
	Intelligent Wave, Inc.	2,400	17,403
	Inter Action Corp.	10,100	76,216
	Internet Initiative Japan, Inc.	22,400	434,368
#	Inui Global Logistics Co. Ltd.	7,500	56,686
	I-PEX, Inc.	9,600	117,030
#	IPS, Inc.	4,000	55,807
#	IR Japan Holdings Ltd.	4,400	47,052
	Iriso Electronics Co. Ltd.	15,723	367,687
#	I'rom Group Co. Ltd.	6,200	85,384
	ISB Corp.	6,700	71,316
#	Ise Chemicals Corp.	1,600	87,823
	Iseki & Co. Ltd.	15,008	118,656
	Isetan Mitsukoshi Holdings Ltd.	76,500	894,461
	Ishihara Chemical Co. Ltd.	10,500	139,750
	Ishihara Sangyo Kaisha Ltd.	30,800	329,126
	Ishii Iron Works Co. Ltd.	1,900	34,374
	Ishizuka Glass Co. Ltd.	2,300	57,470
*	Istyle, Inc.	17,600	49,280
	Isuzu Motors Ltd.	139,800	1,907,563
	Itfor, Inc.	19,000	156,644
	ITmedia, Inc.	9,300	66,499
	Ito En Ltd.	9,481	275,229
#	ITOCHU Corp.	68,400	3,104,273
	Itochu Enex Co. Ltd.	66,100	707,934
	Itochu-Shokuhin Co. Ltd.	5,200	265,669
	Itoham Yonekyu Holdings, Inc.	24,485	686,058
	Itoki Corp.	29,353	298,900
	IwaiCosmo Holdings, Inc.	17,200	246,720
	Iwaki Co. Ltd.	9,600	144,068
	Iwatani Corp.	29,900	1,336,126
	Iwatsuka Confectionery Co. Ltd.	1,400	48,416
	Iyogin Holdings, Inc.	200,682	1,365,025

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Izumi Co. Ltd.	28,900	$680,328
	J Front Retailing Co. Ltd.	92,969	861,017
#	J Trust Co. Ltd.	68,200	220,687
	JAC Recruitment Co. Ltd.	48,800	222,957
	Jaccs Co. Ltd.	23,600	904,043
*	Jade Group, Inc.	6,300	82,746
	JAFCO Group Co. Ltd.	67,200	797,039
*	Jamco Corp.	3,300	35,861
	JANOME Corp.	15,300	72,930
	Japan Airlines Co. Ltd.	9,000	172,942
	Japan Airport Terminal Co. Ltd.	1,400	55,598
	Japan Aviation Electronics Industry Ltd.	47,200	811,490
	Japan Business Systems, Inc.	2,400	26,032
#	Japan Cash Machine Co. Ltd.	13,800	141,032
*	Japan Communications, Inc.	77,800	122,890
	Japan Electronic Materials Corp.	11,200	139,191
	Japan Elevator Service Holdings Co. Ltd.	28,600	432,189
	Japan Exchange Group, Inc.	48,600	1,075,601
*	Japan Hospice Holdings, Inc.	900	14,681
#	Japan Investment Adviser Co. Ltd.	3,500	20,801
	Japan Lifeline Co. Ltd.	41,400	369,419
	Japan Material Co. Ltd.	29,700	501,864
	Japan Medical Dynamic Marketing, Inc.	18,700	94,758
	Japan Petroleum Exploration Co. Ltd.	6,900	280,677
	Japan Post Holdings Co. Ltd.	150,800	1,443,560
	Japan Post Insurance Co. Ltd.	26,800	501,746
	Japan Property Management Center Co. Ltd.	10,700	84,544
	Japan Pulp & Paper Co. Ltd.	9,760	334,114
	Japan Pure Chemical Co. Ltd.	1,100	19,638
	Japan Securities Finance Co. Ltd.	94,200	998,316
	Japan Steel Works Ltd.	29,300	482,219
	Japan System Techniques Co. Ltd.	3,400	75,673
	Japan Tobacco, Inc.	56,200	1,481,285
	Japan Transcity Corp.	33,400	142,862
	Japan Wool Textile Co. Ltd.	46,500	469,041
	Jastec Co. Ltd.	6,100	56,430
	JBCC Holdings, Inc.	15,100	390,086
	JCU Corp.	16,700	421,449
	JDC Corp.	33,800	125,363
	Jeol Ltd.	23,200	1,060,562
	JFE Holdings, Inc.	187,460	2,959,772
	JFE Systems, Inc.	1,500	40,998
	JGC Holdings Corp.	66,400	777,774
	Jichodo Co. Ltd.	700	49,526
#*	JIG-SAW, Inc.	2,300	80,504
	JINS Holdings, Inc.	6,400	180,445
#	JINUSHI Co. Ltd.	10,000	157,898
	JK Holdings Co. Ltd.	14,300	103,675
	J-Lease Co. Ltd.	2,100	33,406
#	JM Holdings Co. Ltd.	10,400	157,950
	JMS Co. Ltd.	20,300	72,770
*	Joban Kosan Co. Ltd.	1,000	8,438
	J-Oil Mills, Inc.	17,582	243,698
	Joshin Denki Co. Ltd.	14,601	243,673
	Joyful Honda Co. Ltd.	29,300	388,605
	JP-Holdings, Inc.	49,100	152,402
	JSB Co. Ltd.	4,400	78,721
	JSP Corp.	12,401	163,962
	JSR Corp.	11,200	305,476

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JTEKT Corp.	127,500	$1,166,604
#	Juki Corp.	26,000	78,255
	Juroku Financial Group, Inc.	23,200	650,446
	Justsystems Corp.	16,900	353,107
	JVCKenwood Corp.	146,001	710,020
	K&O Energy Group, Inc.	11,358	173,516
	Kadokawa Corp.	11,353	240,196
	Kadoya Sesame Mills, Inc.	1,700	43,195
	Kaga Electronics Co. Ltd.	18,700	865,623
	Kagome Co. Ltd.	13,100	322,523
	Kajima Corp.	79,622	1,420,993
	Kakaku.com, Inc.	19,900	226,368
	Kaken Pharmaceutical Co. Ltd.	13,200	311,741
	Kakiyasu Honten Co. Ltd.	7,700	134,139
#	Kamakura Shinsho Ltd.	9,000	38,123
	Kameda Seika Co. Ltd.	1,800	51,121
	Kamei Corp.	18,600	244,574
	Kamigumi Co. Ltd.	58,700	1,350,439
	Kanaden Corp.	14,900	157,359
	Kanagawa Chuo Kotsu Co. Ltd.	5,700	118,547
	Kanamic Network Co. Ltd.	11,800	33,045
	Kanamoto Co. Ltd.	24,575	469,406
	Kandenko Co. Ltd.	96,400	991,381
	Kaneka Corp.	45,100	1,096,716
	Kaneko Seeds Co. Ltd.	9,600	94,880
	Kanematsu Corp.	80,300	1,244,996
	Kanemi Co. Ltd.	1,400	32,305
#	Kanro, Inc.	1,200	15,878
#	Kansai Food Market Ltd.	6,800	67,222
	Kansai Paint Co. Ltd.	21,300	356,132
	Kanto Denka Kogyo Co. Ltd.	36,605	219,080
	Kao Corp.	4,500	178,054
*	Kaonavi, Inc.	1,000	14,653
	Katakura Industries Co. Ltd.	16,300	187,738
	Katitas Co. Ltd.	21,623	268,830
	Kato Sangyo Co. Ltd.	19,900	648,890
	Kato Works Co. Ltd.	8,400	87,037
	Kawada Technologies, Inc.	3,800	195,270
	Kawai Musical Instruments Manufacturing Co. Ltd.	4,692	116,194
	Kawasaki Heavy Industries Ltd.	80,900	1,831,566
#	Kawasaki Kisen Kaisha Ltd.	12,597	613,773
	KDDI Corp.	93,200	3,088,185
	KeePer Technical Laboratory Co. Ltd.	8,300	366,288
	Keihan Holdings Co. Ltd.	16,300	397,542
	Keihanshin Building Co. Ltd.	9,500	95,999
	Keikyu Corp.	17,800	155,473
	Keisei Electric Railway Co. Ltd.	1,558	70,499
#	KEIWA, Inc.	5,200	49,283
	Keiyo Bank Ltd.	104,100	509,596
	KEL Corp.	4,100	54,336
	Kenko Mayonnaise Co. Ltd.	10,696	127,432
	Kewpie Corp.	31,877	567,296
	KFC Holdings Japan Ltd.	13,300	305,128
	KH Neochem Co. Ltd.	29,800	464,393
#	Kibun Foods, Inc.	5,200	42,068
	Kikkoman Corp.	7,900	486,073
	Kimura Chemical Plants Co. Ltd.	18,500	91,342
	Kimura Unity Co. Ltd.	5,600	58,727
	Kinden Corp.	67,600	1,126,523

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	King Jim Co. Ltd.	1,500	$8,918
	Kinki Sharyo Co. Ltd.	3,400	46,546
	Kintetsu Department Store Co. Ltd.	4,900	84,668
	Kirin Holdings Co. Ltd.	26,280	377,748
	Kissei Pharmaceutical Co. Ltd.	26,200	559,447
#	Ki-Star Real Estate Co. Ltd.	9,900	233,811
*	Kitagawa Corp.	6,700	69,213
	Kita-Nippon Bank Ltd.	6,400	97,757
	Kitano Construction Corp.	3,200	68,673
	Kitz Corp.	70,000	572,314
	Kiyo Bank Ltd.	98,133	1,106,042
*	KLab, Inc.	25,800	61,758
*	KNT-CT Holdings Co. Ltd.	10,052	90,055
	Koa Corp.	28,900	295,710
	Koa Shoji Holdings Co. Ltd.	7,200	37,397
	Koatsu Gas Kogyo Co. Ltd.	25,300	148,310
	Kobayashi Pharmaceutical Co. Ltd.	4,900	221,140
	Kobe Bussan Co. Ltd.	16,800	429,285
*	Kobe Electric Railway Co. Ltd.	1,600	31,571
	Kobe Steel Ltd.	272,680	3,765,133
	Koei Tecmo Holdings Co. Ltd.	2,200	27,404
	Kohnan Shoji Co. Ltd.	33,000	876,631
	Kohoku Kogyo Co. Ltd.	1,500	51,935
	Kohsoku Corp.	9,200	142,322
	Koito Manufacturing Co. Ltd.	14,200	217,392
#	Kojima Co. Ltd.	36,100	183,488
	Kokuyo Co. Ltd.	54,800	882,526
	Komatsu Ltd.	49,600	1,411,118
	Komatsu Matere Co. Ltd.	24,100	134,162
	Komatsu Wall Industry Co. Ltd.	6,800	154,602
	KOMEDA Holdings Co. Ltd.	21,800	417,846
#	Komehyo Holdings Co. Ltd.	7,000	209,477
	Komeri Co. Ltd.	28,727	643,675
	Komori Corp.	27,711	248,370
	Konaka Co. Ltd.	16,900	48,273
	Konami Group Corp.	14,800	910,173
	Kondotec, Inc.	16,300	135,590
*	Konica Minolta, Inc.	382,390	1,049,358
	Konishi Co. Ltd.	51,400	492,239
	Konoike Transport Co. Ltd.	24,700	328,593
	Konoshima Chemical Co. Ltd.	5,200	51,890
#	Kosaido Holdings Co. Ltd.	59,500	301,901
	Kose Corp.	600	39,254
	Koshidaka Holdings Co. Ltd.	13,200	84,092
	Kotobuki Spirits Co. Ltd.	22,000	296,002
	Kozo Keikaku Engineering, Inc.	3,200	85,867
	KPP Group Holdings Co. Ltd.	42,100	207,611
	Krosaki Harima Corp.	5,600	467,636
#	KRS Corp.	10,500	66,681
	K's Holdings Corp.	92,020	836,294
	KU Holdings Co. Ltd.	11,200	90,066
	Kubota Corp.	34,200	517,701
	Kumagai Gumi Co. Ltd.	27,832	724,357
	Kumiai Chemical Industry Co. Ltd.	41,874	240,118
	Kurabo Industries Ltd.	11,400	242,668
	Kuraray Co. Ltd.	228,500	2,397,368
	Kureha Corp.	39,300	752,289
	Kurimoto Ltd.	8,300	202,804
	Kurita Water Industries Ltd.	17,400	635,465

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kuriyama Holdings Corp.	9,500	$62,015
	Kushikatsu Tanaka Holdings Co.	1,500	20,488
	Kusuri No. Aoki Holdings Co. Ltd.	24,900	537,585
	KYB Corp.	15,100	523,570
	Kyocera Corp.	93,940	1,375,288
	Kyodo Printing Co. Ltd.	5,600	128,438
	Kyoei Steel Ltd.	18,700	268,789
	Kyokuto Boeki Kaisha Ltd.	9,200	137,571
	Kyokuto Kaihatsu Kogyo Co. Ltd.	29,800	407,889
	Kyokuto Securities Co. Ltd.	11,501	79,122
	Kyokuyo Co. Ltd.	7,900	211,761
#	Kyorin Pharmaceutical Co. Ltd.	37,200	449,440
	Kyoritsu Maintenance Co. Ltd.	14,700	604,041
	Kyosan Electric Manufacturing Co. Ltd.	35,700	112,547
	Kyoto Financial Group, Inc.	128,800	2,140,586
	Kyowa Kirin Co. Ltd.	10,500	165,396
#	Kyowa Leather Cloth Co. Ltd.	5,100	28,007
	Kyudenko Corp.	33,100	1,259,059
*	Kyushu Electric Power Co., Inc.	30,800	230,665
	Kyushu Financial Group, Inc.	282,080	1,795,043
	Kyushu Leasing Service Co. Ltd.	1,900	14,865
	Kyushu Railway Co.	9,600	211,008
	LA Holdings Co. Ltd.	2,600	86,841
#	LAC Co. Ltd.	10,100	49,934
	Lacto Japan Co. Ltd.	8,000	122,344
	Lasertec Corp.	4,400	1,145,888
	Lawson, Inc.	9,100	520,867
	LEC, Inc.	20,400	144,883
*	Leopalace21 Corp.	105,700	295,667
	Life Corp.	18,000	457,103
*	LIFENET INSURANCE Co.	42,400	359,474
	LIFULL Co. Ltd.	54,700	71,814
	LIKE, Inc.	8,500	86,777
	Link & Motivation, Inc.	20,000	75,029
	Lintec Corp.	34,900	660,964
	Lion Corp.	39,000	347,651
#	LITALICO, Inc.	9,600	139,876
	Lixil Corp.	165,000	2,204,890
	Loadstar Capital KK	2,700	36,047
	Look Holdings, Inc.	5,800	100,455
	LY Corp.	156,500	486,877
	M&A Capital Partners Co. Ltd.	13,400	206,375
	M3, Inc.	10,600	167,268
	Mabuchi Motor Co. Ltd.	51,400	890,881
	Macnica Holdings, Inc.	26,650	1,410,208
	Macromill, Inc.	38,793	209,505
	Maeda Kosen Co. Ltd.	12,900	281,216
	Maezawa Industries, Inc.	16,300	119,062
#	Maezawa Kasei Industries Co. Ltd.	11,300	120,755
	Maezawa Kyuso Industries Co. Ltd.	16,800	149,979
	Makino Milling Machine Co. Ltd.	19,789	801,549
	Makita Corp., Sponsored ADR	3,976	110,135
	Makita Corp.	9,443	254,158
	Management Solutions Co. Ltd.	4,900	99,169
	Mandom Corp.	33,907	295,172
	Mani, Inc.	21,800	302,851
	MarkLines Co. Ltd.	5,700	116,383
	Mars Group Holdings Corp.	7,380	139,462
	Marubeni Corp.	99,200	1,692,021

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Marubun Corp.	17,900	$205,903
	Marudai Food Co. Ltd.	16,200	184,489
	Maruha Nichiro Corp.	35,068	693,860
	Marui Group Co. Ltd.	31,300	517,551
	Maruichi Steel Tube Ltd.	33,000	840,825
	MARUKA FURUSATO Corp.	17,169	285,099
#	Marumae Co. Ltd.	1,900	24,120
#	Marusan Securities Co. Ltd.	52,510	335,141
	Maruwa Co. Ltd.	6,400	1,280,549
#	Maruzen CHI Holdings Co. Ltd.	10,600	23,663
	Maruzen Co. Ltd.	6,186	119,396
	Maruzen Showa Unyu Co. Ltd.	13,300	367,197
	Marvelous, Inc.	19,800	100,485
	Matsuda Sangyo Co. Ltd.	10,500	195,417
	Matsui Construction Co. Ltd.	15,500	88,458
	Matsui Securities Co. Ltd.	59,900	336,520
	MatsukiyoCocokara & Co.	33,180	603,105
#	Matsuoka Corp.	5,900	64,642
	Max Co. Ltd.	17,300	384,494
	Maxell Ltd.	32,200	354,154
	Maxvalu Tokai Co. Ltd.	6,700	147,729
	Mazda Motor Corp.	135,300	1,640,302
	McDonald's Holdings Co. Japan Ltd.	5,700	253,789
	MCJ Co. Ltd.	52,900	443,588
	Mebuki Financial Group, Inc.	540,023	1,616,395
	MEC Co. Ltd.	10,200	308,616
*	Media Do Co. Ltd.	6,800	57,933
	Medical Data Vision Co. Ltd.	14,600	63,920
	Medical System Network Co. Ltd.	20,600	87,064
	Medikit Co. Ltd.	2,800	57,181
	Medipal Holdings Corp.	71,300	1,138,018
	Medius Holdings Co. Ltd.	13,100	68,898
*	Medley, Inc.	3,600	112,874
	MedPeer, Inc.	10,400	49,228
	Megachips Corp.	12,900	416,522
	Megmilk Snow Brand Co. Ltd.	41,757	654,887
	Meidensha Corp.	32,100	575,403
	Meiji Electric Industries Co. Ltd.	6,100	60,770
	MEIJI Holdings Co. Ltd.	18,100	437,741
#	Meiji Shipping Group Co. Ltd.	10,600	57,644
	Meiko Electronics Co. Ltd.	21,000	571,992
	Meisei Industrial Co. Ltd.	33,800	266,407
	MEITEC Group Holdings, Inc.	38,700	765,615
	Meito Sangyo Co. Ltd.	8,200	96,291
	Meiwa Corp.	24,900	113,806
	Meiwa Estate Co. Ltd.	10,900	100,067
	Melco Holdings, Inc.	5,900	131,290
#	Members Co. Ltd.	6,000	40,491
	Menicon Co. Ltd.	26,700	387,739
#*	Mercari, Inc.	8,600	142,191
	Mercuria Holdings Co. Ltd.	7,200	34,681
#*	MetaReal Corp.	3,000	25,141
	METAWATER Co. Ltd.	13,400	195,284
	Micronics Japan Co. Ltd.	23,000	682,946
#	Midac Holdings Co. Ltd.	4,300	53,573
	Mie Kotsu Group Holdings, Inc.	47,700	203,090
	Mikuni Corp.	19,800	65,576
	Milbon Co. Ltd.	8,804	210,395
	MIMAKI ENGINEERING Co. Ltd.	12,300	76,650

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mimasu Semiconductor Industry Co. Ltd.	14,900	$321,131
	Minebea Mitsumi, Inc.	54,639	1,129,399
#	Ministop Co. Ltd.	9,500	98,002
	Mirai Industry Co. Ltd.	6,700	209,838
#	Miraial Co. Ltd.	6,700	67,228
	Mirait One Corp.	81,810	1,080,869
	Mirarth Holdings, Inc.	75,700	253,662
	Miroku Jyoho Service Co. Ltd.	12,800	158,491
	MISUMI Group, Inc.	21,300	365,186
	Mitani Corp.	32,000	427,698
	Mitani Sangyo Co. Ltd.	17,700	48,404
	Mitani Sekisan Co. Ltd.	5,300	182,101
	Mito Securities Co. Ltd.	48,000	151,161
	Mitsuba Corp.	28,661	211,051
	Mitsubishi Chemical Group Corp.	690,480	4,163,415
	Mitsubishi Corp.	243,600	4,198,432
	Mitsubishi Electric Corp.	83,800	1,243,617
	Mitsubishi Estate Co. Ltd.	50,800	703,880
	Mitsubishi Gas Chemical Co., Inc.	84,990	1,387,969
	Mitsubishi HC Capital, Inc.	561,770	3,983,199
	Mitsubishi Heavy Industries Ltd.	25,100	1,674,257
	Mitsubishi Kakoki Kaisha Ltd.	5,900	144,568
	Mitsubishi Logisnext Co. Ltd.	29,000	300,354
	Mitsubishi Logistics Corp.	32,399	1,000,777
	Mitsubishi Materials Corp.	76,080	1,392,834
	Mitsubishi Motors Corp.	381,200	1,201,186
#	Mitsubishi Paper Mills Ltd.	5,500	22,858
	Mitsubishi Pencil Co. Ltd.	20,450	278,081
	Mitsubishi Research Institute, Inc.	7,800	261,454
	Mitsubishi Shokuhin Co. Ltd.	15,600	530,339
	Mitsubishi Steel Manufacturing Co. Ltd.	9,900	109,984
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	10,462,432
	Mitsuboshi Belting Ltd.	6,900	230,168
	Mitsui & Co. Ltd.	71,100	2,883,619
	Mitsui Chemicals, Inc.	111,600	3,284,417
	Mitsui DM Sugar Holdings Co. Ltd.	14,499	333,156
	Mitsui E&S Co. Ltd.	87,000	447,221
	Mitsui Fudosan Co. Ltd.	57,800	1,450,998
#	Mitsui High-Tec, Inc.	7,500	346,174
#	Mitsui Matsushima Holdings Co. Ltd.	15,400	298,490
	Mitsui Mining & Smelting Co. Ltd.	69,200	2,139,338
	Mitsui OSK Lines Ltd.	35,100	1,260,808
	Mitsui-Soko Holdings Co. Ltd.	28,300	945,240
	Mitsuuroko Group Holdings Co. Ltd.	30,400	317,184
	Miura Co. Ltd.	10,793	197,227
	MIXI, Inc.	20,700	355,066
	Miyaji Engineering Group, Inc.	11,600	280,587
	Miyazaki Bank Ltd.	14,700	277,990
	Miyoshi Oil & Fat Co. Ltd.	6,955	62,903
	Mizuho Financial Group, Inc.	219,305	3,982,921
	Mizuho Leasing Co. Ltd.	25,800	935,012
	Mizuho Medy Co. Ltd.	3,000	70,991
	Mizuno Corp.	18,200	542,955
	Mochida Pharmaceutical Co. Ltd.	12,194	275,691
*	Modec, Inc.	14,800	231,124
	Monex Group, Inc.	52,300	272,182
	Monogatari Corp.	15,300	539,485
	MonotaRO Co. Ltd.	32,400	305,150
	Morinaga & Co. Ltd.	48,600	927,572

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Morinaga Milk Industry Co. Ltd.	63,600	$1,302,433
	Moriroku Holdings Co. Ltd.	7,800	147,809
	Morita Holdings Corp.	27,900	301,297
	Morito Co. Ltd.	17,800	175,632
	Morozoff Ltd.	4,600	125,673
	Mory Industries, Inc.	4,800	155,177
	MrMax Holdings Ltd.	23,300	99,959
	MS&AD Insurance Group Holdings, Inc.	41,282	1,704,729
	m-up Holdings, Inc.	14,700	99,448
	Murakami Corp.	4,500	137,710
	Murata Manufacturing Co. Ltd.	57,900	1,169,124
	Musashi Seimitsu Industry Co. Ltd.	42,100	477,850
	Musashino Bank Ltd.	32,400	610,407
	Muto Seiko Co.	4,800	73,380
	Nachi-Fujikoshi Corp.	13,126	306,110
	Nafco Co. Ltd.	11,500	174,293
#	Nagano Keiki Co. Ltd.	13,900	213,312
	Nagase & Co. Ltd.	100,900	1,649,783
	Nagase Brothers, Inc.	5,200	72,966
	Nagatanien Holdings Co. Ltd.	8,100	123,416
	Nagawa Co. Ltd.	400	19,320
	Nagoya Railroad Co. Ltd.	13,900	214,309
	Naigai Trans Line Ltd.	3,000	49,963
	Nakabayashi Co. Ltd.	16,400	60,853
#	Nakamoto Packs Co. Ltd.	3,100	36,910
	Nakamuraya Co. Ltd.	3,708	78,919
	Nakanishi, Inc.	19,300	315,861
	Nakayama Steel Works Ltd.	29,300	173,871
#	Namura Shipbuilding Co. Ltd.	34,900	330,272
	Nankai Electric Railway Co. Ltd.	14,600	284,700
	Nanto Bank Ltd.	22,953	415,177
	Nanyo Corp.	3,900	58,682
	Narasaki Sangyo Co. Ltd.	2,400	52,110
	NEC Capital Solutions Ltd.	9,600	239,131
	NEC Corp.	33,300	2,175,979
	NEC Networks & System Integration Corp.	21,400	345,593
	NET One Systems Co. Ltd.	47,400	770,681
*	Net Protections Holdings, Inc.	22,800	27,026
	Neturen Co. Ltd.	25,600	183,325
	New Art Holdings Co. Ltd.	6,700	94,497
	Nexon Co. Ltd.	7,400	118,097
#	Nextage Co. Ltd.	29,500	444,467
	NGK Insulators Ltd.	144,200	1,801,452
	NH Foods Ltd.	45,200	1,547,927
	NHK Spring Co. Ltd.	177,269	1,463,474
#	Nicca Chemical Co. Ltd.	6,100	37,446
	Nichias Corp.	42,039	982,639
	Nichiban Co. Ltd.	10,100	118,825
	Nichicon Corp.	32,000	279,675
	Nichiden Corp.	9,100	169,709
	Nichiha Corp.	22,600	454,019
	Nichimo Co. Ltd.	5,800	88,922
	Nichirei Corp.	38,000	917,802
	Nichireki Co. Ltd.	25,300	430,253
	Nichirin Co. Ltd.	9,620	232,446
	NIDEC Corp.	10,600	395,346
	Nifco, Inc.	26,000	674,720
	Nihon Chouzai Co. Ltd.	9,980	95,205
	Nihon Dempa Kogyo Co. Ltd.	20,100	165,999

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Dengi Co. Ltd.	2,200	$81,791
	Nihon Denkei Co. Ltd.	6,600	91,943
	Nihon Flush Co. Ltd.	18,800	119,826
#	Nihon House Holdings Co. Ltd.	36,426	75,368
	Nihon Kagaku Sangyo Co. Ltd.	10,600	98,411
	Nihon Kohden Corp.	11,600	353,532
	Nihon M&A Center Holdings, Inc.	123,800	744,147
	Nihon Nohyaku Co. Ltd.	38,500	179,682
	Nihon Parkerizing Co. Ltd.	63,006	500,452
	Nihon Plast Co. Ltd.	14,600	56,073
	Nihon Shokuhin Kako Co. Ltd.	500	15,835
	Nihon Tokushu Toryo Co. Ltd.	11,600	104,060
	Nihon Trim Co. Ltd.	2,200	47,539
#*	Nihon Yamamura Glass Co. Ltd.	3,000	29,331
	Nikkiso Co. Ltd.	41,734	306,380
	Nikko Co. Ltd.	23,800	124,029
	Nikkon Holdings Co. Ltd.	48,400	1,039,760
	Nikon Corp.	128,200	1,308,349
	Nintendo Co. Ltd.	2,000	111,742
	Nippi, Inc.	1,599	66,895
	Nippn Corp.	47,300	726,151
	Nippon Air Conditioning Services Co. Ltd.	16,100	94,639
	Nippon Aqua Co. Ltd.	9,500	64,354
	Nippon Avionics Co. Ltd.	500	30,546
	Nippon Beet Sugar Manufacturing Co. Ltd.	9,200	136,421
	Nippon Carbide Industries Co., Inc.	6,900	71,093
	Nippon Carbon Co. Ltd.	6,454	196,111
	Nippon Chemical Industrial Co. Ltd.	7,100	94,520
*	Nippon Chemi-Con Corp.	18,223	165,518
*	Nippon Coke & Engineering Co. Ltd.	164,800	141,339
	Nippon Concept Corp.	4,800	56,916
	Nippon Concrete Industries Co. Ltd.	38,600	123,321
	Nippon Denko Co. Ltd.	91,673	179,985
	Nippon Densetsu Kogyo Co. Ltd.	30,100	417,513
	Nippon Dry-Chemical Co. Ltd.	4,800	93,133
	Nippon Electric Glass Co. Ltd.	70,600	1,569,361
	Nippon Express Holdings, Inc.	28,700	1,708,262
#	Nippon Fine Chemical Co. Ltd.	12,300	242,656
	Nippon Gas Co. Ltd.	68,400	1,059,560
#	Nippon Hume Corp.	16,100	99,223
	Nippon Kayaku Co. Ltd.	110,800	989,145
#	Nippon Kodoshi Corp.	5,300	66,015
	Nippon Light Metal Holdings Co. Ltd.	41,730	514,191
	Nippon Paint Holdings Co. Ltd.	11,400	89,790
*	Nippon Paper Industries Co. Ltd.	73,919	685,170
	Nippon Parking Development Co. Ltd.	127,800	159,110
	Nippon Pillar Packing Co. Ltd.	21,300	700,372
#	Nippon Rietec Co. Ltd.	11,303	99,307
	Nippon Road Co. Ltd.	17,300	249,402
	Nippon Sanso Holdings Corp.	31,900	808,324
	Nippon Seiki Co. Ltd.	64,400	596,927
	Nippon Seisen Co. Ltd.	2,200	83,886
	Nippon Sharyo Ltd.	4,900	76,981
*	Nippon Sheet Glass Co. Ltd.	87,500	361,076
	Nippon Shinyaku Co. Ltd.	8,700	307,353
	Nippon Shokubai Co. Ltd.	20,200	759,926
	Nippon Signal Company Ltd.	37,676	240,384
	Nippon Soda Co. Ltd.	24,800	957,324
#	Nippon Steel Corp.	145,050	3,490,588

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Thompson Co. Ltd.	48,200	$193,015
	Nippon Yakin Kogyo Co. Ltd.	17,900	576,480
	Nippon Yusen KK	123,263	4,247,749
	Nipro Corp.	134,900	1,086,368
	Nishikawa Rubber Co. Ltd.	10,200	137,721
	Nishimatsu Construction Co. Ltd.	16,500	453,568
#	Nishimatsuya Chain Co. Ltd.	15,900	229,638
	Nishimoto Co. Ltd.	3,700	155,916
	Nishi-Nippon Financial Holdings, Inc.	116,500	1,341,396
	Nishi-Nippon Railroad Co. Ltd.	12,500	207,775
	Nishio Holdings Co. Ltd.	16,416	449,664
	Nissan Chemical Corp.	12,300	490,559
	Nissan Motor Co. Ltd.	187,326	735,409
	Nissan Shatai Co. Ltd.	49,800	328,593
	Nissan Tokyo Sales Holdings Co. Ltd.	26,500	87,015
	Nissei ASB Machine Co. Ltd.	6,200	179,875
	Nissei Plastic Industrial Co. Ltd.	12,600	98,547
	Nissha Co. Ltd.	38,900	431,527
	Nisshin Group Holdings Co. Ltd.	25,100	89,179
	Nisshin Oillio Group Ltd.	23,200	708,705
	Nisshin Seifun Group, Inc.	57,200	797,893
	Nisshinbo Holdings, Inc.	118,608	978,918
	Nissin Corp.	12,300	226,918
	Nissin Foods Holdings Co. Ltd.	7,800	252,341
	Nisso Holdings Co. Ltd.	10,600	61,532
	Nissui Corp.	226,400	1,237,037
	Niterra Co. Ltd.	69,100	1,860,767
	Nitori Holdings Co. Ltd.	5,500	719,849
	Nitta Corp.	16,604	429,683
#	Nitta Gelatin, Inc.	12,900	67,658
	Nittetsu Mining Co. Ltd.	11,400	406,308
	Nitto Boseki Co. Ltd.	15,000	512,213
	Nitto Denko Corp.	17,900	1,484,945
	Nitto Fuji Flour Milling Co. Ltd.	2,600	91,802
	Nitto Kogyo Corp.	19,800	538,812
	Nitto Kohki Co. Ltd.	9,500	125,926
	Nitto Seiko Co. Ltd.	27,700	102,727
	Nittoc Construction Co. Ltd.	27,600	218,846
	Nittoku Co. Ltd.	11,600	146,005
#	NJS Co. Ltd.	5,300	99,355
	Noda Corp.	10,400	84,969
	Noevir Holdings Co. Ltd.	5,685	202,106
	NOF Corp.	15,500	700,038
	Nohmi Bosai Ltd.	15,300	231,077
	Nojima Corp.	62,300	785,171
	NOK Corp.	57,800	765,588
	Nomura Holdings, Inc.	288,800	1,555,519
	Nomura Holdings, Inc., Sponsored ADR	21,348	122,538
	Nomura Micro Science Co. Ltd.	2,700	252,065
	Nomura Real Estate Holdings, Inc.	31,500	862,020
	Nomura Research Institute Ltd.	2,200	67,284
	Noritake Co. Ltd.	10,700	569,211
	Noritsu Koki Co. Ltd.	21,100	476,639
	Noritz Corp.	23,338	245,841
	North Pacific Bank Ltd.	179,984	458,973
	NPR-RIKEN Corp.	21,624	393,156
	NS Solutions Corp.	7,800	260,153
	NS Tool Co. Ltd.	5,800	40,042
	NS United Kaiun Kaisha Ltd.	9,900	348,180

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NSD Co. Ltd.	28,480	$534,454
	NSK Ltd.	171,093	932,734
	NSW, Inc.	8,700	173,627
	NTN Corp.	367,031	671,211
	NTT Data Group Corp.	26,500	381,696
	Oat Agrio Co. Ltd.	3,100	40,678
	Obara Group, Inc.	8,300	225,782
	Obayashi Corp.	178,700	1,654,143
	OBIC Business Consultants Co. Ltd.	1,800	87,048
#	Oenon Holdings, Inc.	42,300	105,000
	Ogaki Kyoritsu Bank Ltd.	35,500	475,273
	Ohara, Inc.	6,500	52,504
	Ohashi Technica, Inc.	9,700	116,561
	Ohmoto Gumi Co. Ltd.	2,100	35,084
	Ohsho Food Service Corp.	3,500	193,508
	OIE Sangyo Co. Ltd.	2,700	32,864
	Oiles Corp.	19,216	277,977
#*	Oisix ra daichi, Inc.	12,700	120,127
	Oita Bank Ltd.	10,200	187,009
	Oji Holdings Corp.	383,000	1,497,465
	Okabe Co. Ltd.	28,241	153,804
	Okada Aiyon Corp.	1,400	26,187
	Okamoto Industries, Inc.	6,200	210,081
	Okamoto Machine Tool Works Ltd.	3,700	153,141
	Okamura Corp.	35,100	526,049
	Okasan Securities Group, Inc.	110,100	538,855
	Oki Electric Industry Co. Ltd.	57,758	405,823
	Okinawa Cellular Telephone Co.	16,200	394,754
	Okinawa Electric Power Co., Inc.	14,252	112,948
	Okinawa Financial Group, Inc.	12,700	218,259
	OKUMA Corp.	22,500	1,012,367
	Okumura Corp.	26,600	930,185
	Okura Industrial Co. Ltd.	7,900	152,704
	Okuwa Co. Ltd.	26,645	159,886
	Olympus Corp.	29,400	435,228
	Omron Corp.	9,800	440,659
	Ono Pharmaceutical Co. Ltd.	32,200	580,377
	Onoken Co. Ltd.	17,600	217,002
	Onward Holdings Co. Ltd.	64,000	234,948
#	Ootoya Holdings Co. Ltd.	1,700	62,567
	Open House Group Co. Ltd.	15,300	478,463
	Open Up Group, Inc.	1,700	26,332
	Optex Group Co. Ltd.	22,500	279,429
*	Optim Corp.	7,600	48,776
	Optorun Co. Ltd.	25,300	292,343
	Oracle Corp.	4,200	330,998
	Organo Corp.	10,100	417,161
	Orient Corp.	47,384	357,558
	Oriental Shiraishi Corp.	94,500	236,630
	ORIX Corp.	95,500	1,844,035
	Oro Co. Ltd.	3,600	71,087
	Osaka Organic Chemical Industry Ltd.	12,600	250,626
#	Osaka Soda Co. Ltd.	9,700	680,944
#	Osaka Steel Co. Ltd.	8,600	133,931
#	OSAKA Titanium Technologies Co. Ltd.	12,300	232,671
	Osaki Electric Co. Ltd.	33,900	157,836
	OSG Corp.	51,800	704,911
	Otsuka Corp.	11,300	475,479
	Otsuka Holdings Co. Ltd.	13,000	511,008

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	OUG Holdings, Inc.	3,000	$49,995
*	Outsourcing, Inc.	80,700	942,206
	Oval Corp.	8,600	33,122
	Oyo Corp.	16,000	235,898
	Ozu Corp.	3,900	43,401
	Pacific Industrial Co. Ltd.	36,600	355,280
#*	Pacific Metals Co. Ltd.	16,955	163,379
#	Pack Corp.	10,800	248,607
	PAL GROUP Holdings Co. Ltd.	39,600	633,294
	PALTAC Corp.	9,350	284,665
	Pan Pacific International Holdings Corp.	48,600	1,050,561
	Panasonic Holdings Corp.	255,423	2,405,772
	Panasonic Holdings Corp., ADR	6,558	61,645
	Paraca, Inc.	3,600	47,581
	Paramount Bed Holdings Co. Ltd.	25,286	456,693
#	Paris Miki Holdings, Inc.	15,200	53,945
*	Park24 Co. Ltd.	51,700	675,552
	Parker Corp.	8,500	47,318
	Pasona Group, Inc.	22,800	415,783
	PCI Holdings, Inc.	3,400	23,416
	Pegasus Co. Ltd.	23,700	71,656
	Penta-Ocean Construction Co. Ltd.	164,400	880,850
	People Dreams & Technologies Group Co. Ltd.	5,600	72,329
*	PeptiDream, Inc.	34,800	304,970
	Persol Holdings Co. Ltd.	304,000	483,272
#	Pharma Foods International Co. Ltd.	8,200	55,820
	PHC Holdings Corp.	19,000	196,601
*	PIA Corp.	2,200	50,432
	Pickles Holdings Co. Ltd.	8,605	75,196
	Pigeon Corp.	52,300	571,571
	Pilot Corp.	16,700	466,361
	Piolax, Inc.	24,813	420,280
	Plus Alpha Consulting Co. Ltd.	2,800	48,800
	Pola Orbis Holdings, Inc.	6,500	67,242
#	Pole To Win Holdings, Inc.	24,000	81,410
*	Port, Inc.	3,400	55,127
*	PR Times Corp.	2,500	36,665
	Premium Group Co. Ltd.	27,600	332,663
	Premium Water Holdings, Inc.	2,000	45,960
	Press Kogyo Co. Ltd.	69,700	305,387
#	Pressance Corp.	24,100	272,592
	Prestige International, Inc.	70,600	289,895
	Prima Meat Packers Ltd.	20,900	341,958
	Procrea Holdings, Inc.	24,634	318,033
	Pronexus, Inc.	11,500	101,036
	Pro-Ship, Inc.	5,100	49,181
	Proto Corp.	26,000	231,825
#	PS Mitsubishi Construction Co. Ltd.	12,600	80,906
	QB Net Holdings Co. Ltd.	1,728	17,746
	Qol Holdings Co. Ltd.	17,500	210,129
	Quick Co. Ltd.	6,500	115,449
	Raccoon Holdings, Inc.	11,000	49,609
	Raito Kogyo Co. Ltd.	26,400	369,048
	Raiznext Corp.	22,600	240,494
#*	Raksul, Inc.	17,800	138,130
	Rakus Co. Ltd.	12,600	207,095
*	Rakuten Group, Inc.	41,400	181,860
	Rasa Corp.	5,700	65,289
	Rasa Industries Ltd.	7,800	121,831

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Raysum Co. Ltd.	4,654	$114,641
	Relo Group, Inc.	44,300	444,671
#	Renaissance, Inc.	7,800	49,002
*	Renesas Electronics Corp.	58,500	959,843
	Rengo Co. Ltd.	173,800	1,127,103
*	RENOVA, Inc.	25,859	222,169
	Resona Holdings, Inc.	572,931	3,162,730
	Resonac Holdings Corp.	114,117	2,275,662
	Resorttrust, Inc.	34,300	596,257
	Restar Holdings Corp.	14,800	306,722
#	Retail Partners Co. Ltd.	20,000	236,738
	Rheon Automatic Machinery Co. Ltd.	13,100	136,755
	Rhythm Co. Ltd.	5,400	129,770
	Ricoh Co. Ltd.	174,700	1,373,141
	Ricoh Leasing Co. Ltd.	17,300	593,855
	Riken Keiki Co. Ltd.	6,700	331,024
	Riken Technos Corp.	35,100	206,012
	Riken Vitamin Co. Ltd.	17,400	272,482
	Rinnai Corp.	23,700	536,943
	Rion Co. Ltd.	6,500	109,974
	Riso Kagaku Corp.	6,458	130,511
	Riso Kyoiku Co. Ltd.	59,500	98,188
	Rix Corp.	800	20,040
	Rock Field Co. Ltd.	7,600	83,648
	Rohm Co. Ltd.	26,400	455,644
	Rohto Pharmaceutical Co. Ltd.	22,000	450,156
	Rokko Butter Co. Ltd.	6,141	56,261
	Roland Corp.	8,200	272,435
	Roland DG Corp.	10,750	282,139
	Rorze Corp.	7,600	844,113
	Round One Corp.	111,300	492,951
	Royal Holdings Co. Ltd.	8,200	144,314
	RS Technologies Co. Ltd.	10,600	205,775
	Ryobi Ltd.	22,700	418,497
	RYODEN Corp.	16,900	306,500
	Ryohin Keikaku Co. Ltd.	89,200	1,386,984
	Ryosan Co. Ltd.	19,600	645,813
	S Foods, Inc.	16,700	375,531
	S&B Foods, Inc.	5,800	166,942
	Sac's Bar Holdings, Inc.	9,176	52,494
	Saibu Gas Holdings Co. Ltd.	7,100	93,095
	Saizeriya Co. Ltd.	5,700	195,677
	Sakai Chemical Industry Co. Ltd.	13,000	168,298
	Sakai Heavy Industries Ltd.	3,400	160,733
	Sakai Moving Service Co. Ltd.	12,800	243,296
	Sakata INX Corp.	37,400	360,845
#	Sakura Internet, Inc.	14,000	340,780
	Sala Corp.	45,400	246,502
#	Samco, Inc.	2,100	62,786
	SAMTY Co. Ltd.	14,600	248,764
	San Holdings, Inc.	16,800	128,835
	San ju San Financial Group, Inc.	14,260	186,987
	San-A Co. Ltd.	9,500	293,415
	San-Ai Obbli Co. Ltd.	61,600	694,572
	Sangetsu Corp.	32,600	718,059
	San-In Godo Bank Ltd.	121,477	856,664
	Sanken Electric Co. Ltd.	20,600	946,429
	Sanki Engineering Co. Ltd.	39,400	505,465
	Sanko Gosei Ltd.	22,601	100,665

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanko Metal Industrial Co. Ltd.	3,300	$112,332
	Sankyo Co. Ltd.	18,900	1,156,048
	Sankyo Frontier Co. Ltd.	3,200	91,663
	Sankyo Seiko Co. Ltd.	35,800	179,356
	Sankyo Tateyama, Inc.	17,200	105,726
	Sankyu, Inc.	33,500	1,252,306
#	Sanoh Industrial Co. Ltd.	25,700	146,073
	Sanrio Co. Ltd.	3,400	141,974
	Sansei Technologies, Inc.	8,000	70,346
	Sansha Electric Manufacturing Co. Ltd.	7,100	82,199
	Sanshin Electronics Co. Ltd.	9,400	154,246
	Santec Holdings Corp.	4,100	99,626
	Santen Pharmaceutical Co. Ltd.	37,700	380,858
	Sanwa Holdings Corp.	112,300	1,716,413
	Sanyo Chemical Industries Ltd.	9,408	274,970
	Sanyo Denki Co. Ltd.	8,000	332,637
	Sanyo Electric Railway Co. Ltd.	5,100	75,504
	Sanyo Shokai Ltd.	9,037	165,202
	Sanyo Special Steel Co. Ltd.	17,000	292,003
	Sanyo Trading Co. Ltd.	21,700	193,355
	Sapporo Holdings Ltd.	20,900	966,391
	Sato Foods Co. Ltd.	800	34,589
	Sato Holdings Corp.	22,700	333,763
	Sato Shoji Corp.	13,300	142,989
	Satori Electric Co. Ltd.	8,800	144,774
	Sawai Group Holdings Co. Ltd.	24,761	937,204
	Saxa Holdings, Inc.	1,900	36,230
	SB Technology Corp.	4,700	79,146
*	SBI ARUHI Corp.	10,490	61,001
	SBI Global Asset Management Co. Ltd.	12,100	57,439
	SBI Holdings, Inc.	53,651	1,317,972
	SBS Holdings, Inc.	17,900	302,992
	SCREEN Holdings Co. Ltd.	17,800	1,745,455
	Scroll Corp.	28,200	194,805
	SCSK Corp.	16,565	325,247
	SEC Carbon Ltd.	7,500	130,996
	Secom Co. Ltd.	6,455	468,506
	Sega Sammy Holdings, Inc.	22,500	331,146
	Seibu Holdings, Inc.	60,800	859,251
	Seika Corp.	7,000	148,134
	Seikagaku Corp.	34,800	182,253
#	Seikitokyu Kogyo Co. Ltd.	10,700	137,300
	Seiko Epson Corp.	62,900	918,177
	Seiko Group Corp.	23,236	414,532
	Seino Holdings Co. Ltd.	102,300	1,493,972
	Seiren Co. Ltd.	20,900	350,778
	Sekisui Chemical Co. Ltd.	42,500	606,795
#	Sekisui House Ltd.	39,140	883,554
	Sekisui Jushi Corp.	18,386	316,678
	Sekisui Kasei Co. Ltd.	16,300	55,697
#	SEMITEC Corp.	4,000	49,465
	Senko Group Holdings Co. Ltd.	99,500	777,931
	Senshu Electric Co. Ltd.	13,400	340,684
	Senshu Ikeda Holdings, Inc.	155,864	361,102
#*	Senshukai Co. Ltd.	23,300	48,804
	Seria Co. Ltd.	14,100	258,385
	Seven & i Holdings Co. Ltd.	51,800	2,045,831
	Seven Bank Ltd.	223,500	467,858
	SG Holdings Co. Ltd.	28,700	371,668

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Sharingtechnology, Inc.	3,700	$13,408
*	Sharp Corp.	45,633	306,850
	Shibaura Electronics Co. Ltd.	6,000	222,813
	Shibaura Machine Co. Ltd.	22,400	543,087
#	Shibaura Mechatronics Corp.	14,100	667,906
	Shibusawa Warehouse Co. Ltd.	9,500	201,374
	Shibuya Corp.	14,400	244,732
*	SHIFT, Inc.	1,600	288,437
	Shiga Bank Ltd.	30,967	769,958
	Shikibo Ltd.	8,402	69,179
	Shikoku Bank Ltd.	45,701	316,949
	Shikoku Electric Power Co., Inc.	26,900	190,204
	Shikoku Kasei Holdings Corp.	28,200	348,697
	Shima Seiki Manufacturing Ltd.	23,220	236,138
	Shimadzu Corp.	13,500	373,302
	Shimamura Co. Ltd.	6,400	702,134
	Shimano, Inc.	3,500	502,514
	Shimizu Bank Ltd.	7,900	86,042
	Shimizu Corp.	111,700	747,734
	Shimojima Co. Ltd.	10,700	95,795
	Shin Nippon Air Technologies Co. Ltd.	9,800	169,285
#	Shin Nippon Biomedical Laboratories Ltd.	14,500	168,062
	Shinagawa Refractories Co. Ltd.	21,500	292,076
	Shindengen Electric Manufacturing Co. Ltd.	7,000	149,365
	Shin-Etsu Chemical Co. Ltd.	59,500	2,342,050
	Shin-Etsu Polymer Co. Ltd.	30,100	331,105
	Shinki Bus Co. Ltd.	400	9,292
	Shinko Electric Industries Co. Ltd.	13,500	499,124
	Shinko Shoji Co. Ltd.	30,300	255,613
	Shinmaywa Industries Ltd.	50,000	415,051
	Shinnihon Corp.	22,300	183,497
	Shin-Nihon Tatemono Co. Ltd.	8,700	39,372
	Shinnihonseiyaku Co. Ltd.	6,800	80,216
	Shinobu Foods Products Co. Ltd.	5,400	36,241
	Shinsho Corp.	4,800	197,292
	Shinwa Co. Ltd.	9,200	153,644
	Shinwa Co. Ltd.	9,800	51,265
	Shionogi & Co. Ltd.	16,400	787,141
	Ship Healthcare Holdings, Inc.	38,200	579,756
	Shiseido Co. Ltd.	9,600	267,616
	Shizuoka Financial Group, Inc.	145,400	1,328,957
	Shizuoka Gas Co. Ltd.	39,400	269,171
	SHO-BOND Holdings Co. Ltd.	4,600	204,886
	Shoei Co. Ltd.	26,000	347,473
	Shoei Foods Corp.	3,300	100,210
	Shofu, Inc.	9,900	191,149
	Showa Sangyo Co. Ltd.	17,700	405,644
#	SIGMAXYZ Holdings, Inc.	21,800	204,388
	Siix Corp.	32,200	340,494
*	Simplex Holdings, Inc.	4,900	89,310
	Sinanen Holdings Co. Ltd.	8,100	227,855
	Sinfonia Technology Co. Ltd.	26,300	419,925
	Sinko Industries Ltd.	19,500	402,642
	Sintokogio Ltd.	31,500	232,304
	SK Kaken Co. Ltd.	3,900	192,562
#	SK-Electronics Co. Ltd.	9,300	256,868
	SKY Perfect JSAT Holdings, Inc.	128,700	677,264
	Skylark Holdings Co. Ltd.	38,200	623,201
	SMC Corp.	1,100	612,309

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SMK Corp.	3,400	$57,674
	SMS Co. Ltd.	28,000	505,683
#	Snow Peak, Inc.	10,200	61,567
	Soda Nikka Co. Ltd.	14,300	119,551
	Sodick Co. Ltd.	31,600	152,081
	Soft99 Corp.	7,600	72,526
	SoftBank Corp.	29,300	389,275
	SoftBank Group Corp.	61,000	2,633,407
	Softcreate Holdings Corp.	7,400	87,076
	Software Service, Inc.	2,200	186,893
	Sohgo Security Services Co. Ltd.	117,500	641,431
	Sojitz Corp.	102,540	2,420,088
	Soken Chemical & Engineering Co. Ltd.	7,400	142,084
	Solasto Corp.	38,800	151,598
	Soliton Systems KK	6,200	59,651
	Sompo Holdings, Inc.	13,550	702,587
	Sony Group Corp.	23,600	2,314,412
#	Sony Group Corp., Sponsored ADR	38,460	3,759,465
	Sotetsu Holdings, Inc.	16,500	302,414
	Space Co. Ltd.	14,500	93,396
	Sparx Group Co. Ltd.	16,579	204,170
	SPK Corp.	6,364	88,083
	S-Pool, Inc.	39,100	82,023
	Square Enix Holdings Co. Ltd.	6,700	261,811
	SRA Holdings	8,200	210,773
#*	SRE Holdings Corp.	2,900	65,447
	ST Corp.	9,800	102,609
	Stanley Electric Co. Ltd.	72,900	1,392,427
	Star Mica Holdings Co. Ltd.	23,400	95,306
	Star Micronics Co. Ltd.	27,500	328,190
	Startia Holdings, Inc.	4,900	49,520
	Starts Corp., Inc.	24,500	502,588
	Starzen Co. Ltd.	12,200	225,581
	St-Care Holding Corp.	10,200	68,501
	Stella Chemifa Corp.	7,400	161,625
	Step Co. Ltd.	7,500	103,924
	STI Foods Holdings, Inc.	1,100	30,962
	Strike Co. Ltd.	3,900	125,830
#	Studio Alice Co. Ltd.	8,000	113,997
	Subaru Corp.	234,500	4,678,113
	Subaru Enterprise Co. Ltd.	10,000	208,743
	Sugi Holdings Co. Ltd.	9,806	468,527
	Sugimoto & Co. Ltd.	7,500	115,414
	SUMCO Corp.	64,100	971,783
#	Sumida Corp.	28,704	222,326
#	Sumiseki Holdings, Inc.	38,800	452,008
	Sumitomo Bakelite Co. Ltd.	23,900	1,187,771
#	Sumitomo Chemical Co. Ltd.	227,000	534,490
	Sumitomo Corp.	107,300	2,467,668
	Sumitomo Densetsu Co. Ltd.	11,052	228,445
	Sumitomo Electric Industries Ltd.	229,583	3,051,526
#	Sumitomo Forestry Co. Ltd.	59,700	1,754,895
	Sumitomo Heavy Industries Ltd.	71,400	1,852,436
	Sumitomo Metal Mining Co. Ltd.	53,600	1,481,433
	Sumitomo Mitsui Construction Co. Ltd.	67,960	190,613
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	100,020	1,029,206
	Sumitomo Mitsui Financial Group, Inc.	104,441	5,432,326
	Sumitomo Mitsui Trust Holdings, Inc.	101,800	2,086,214
	Sumitomo Osaka Cement Co. Ltd.	26,900	677,672

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Pharma Co. Ltd.	160,445	$470,982
	Sumitomo Realty & Development Co. Ltd.	78,900	2,481,337
	Sumitomo Riko Co. Ltd.	32,788	281,779
	Sumitomo Rubber Industries Ltd.	110,853	1,284,171
	Sumitomo Seika Chemicals Co. Ltd.	8,300	294,142
	Sumitomo Warehouse Co. Ltd.	61,600	1,107,828
	Sun Frontier Fudousan Co. Ltd.	30,000	358,778
#	Suncall Corp.	20,800	67,942
	Sundrug Co. Ltd.	19,200	579,077
	Suntory Beverage & Food Ltd.	15,400	502,421
	Sun-Wa Technos Corp.	8,900	140,839
	Suruga Bank Ltd.	136,000	792,570
	Suzuden Corp.	6,400	104,828
	Suzuken Co. Ltd.	20,346	631,560
	Suzuki Co. Ltd.	8,000	66,050
	Suzuki Motor Corp.	22,000	988,210
	SWCC Corp.	41,900	862,655
	Sysmex Corp.	11,200	606,730
	System Research Co. Ltd.	1,700	34,390
	System Support, Inc.	2,400	31,976
	Systems Engineering Consultants Co. Ltd.	900	33,287
	Systena Corp.	124,000	250,639
	Syuppin Co. Ltd.	15,300	107,847
	T Hasegawa Co. Ltd.	21,900	491,448
	T RAD Co. Ltd.	3,700	90,392
	T&D Holdings, Inc.	42,200	698,779
	T&K Toka Co. Ltd.	18,600	177,171
	Tachibana Eletech Co. Ltd.	16,820	354,639
	Tachikawa Corp.	10,200	98,819
	Tachi-S Co. Ltd.	29,100	391,233
	Tadano Ltd.	90,700	738,342
	Taihei Dengyo Kaisha Ltd.	16,500	498,358
	Taiheiyo Cement Corp.	67,789	1,395,243
	Taiho Kogyo Co. Ltd.	14,300	82,030
	Taikisha Ltd.	13,100	390,600
	Taiko Bank Ltd.	5,600	57,111
	Taisei Corp.	12,900	470,316
	Taisei Lamick Co. Ltd.	5,000	100,969
	Taisho Pharmaceutical Holdings Co. Ltd.	18,405	1,071,051
	Taiyo Holdings Co. Ltd.	21,804	480,425
	Taiyo Yuden Co. Ltd.	22,900	553,166
	Takamatsu Construction Group Co. Ltd.	13,300	267,087
	Takamiya Co. Ltd.	15,500	50,986
	Takaoka Toko Co. Ltd.	8,364	135,854
	Takara & Co. Ltd.	8,500	162,646
	Takara Bio, Inc.	32,006	272,077
	Takara Holdings, Inc.	90,700	767,361
	Takara Standard Co. Ltd.	29,900	357,245
	Takasago International Corp.	11,900	284,195
	Takasago Thermal Engineering Co. Ltd.	29,300	677,012
	Takashima & Co. Ltd.	10,000	90,909
	Takashimaya Co. Ltd.	114,400	1,593,734
#	Take & Give Needs Co. Ltd.	9,900	79,772
	TAKEBISHI Corp.	5,800	82,441
	Takeda Pharmaceutical Co. Ltd.	94,852	2,787,746
	Takeuchi Manufacturing Co. Ltd.	20,700	707,686
#	Taki Chemical Co. Ltd.	4,500	96,339
	Takuma Co. Ltd.	28,400	334,163
#	Tama Home Co. Ltd.	10,100	278,797

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tamron Co. Ltd.	14,400	$545,646
	Tamura Corp.	73,000	261,930
	Tanabe Engineering Corp.	3,100	30,356
*	Tanaka Chemical Corp.	1,200	6,823
#	Tanseisha Co. Ltd.	26,250	149,991
*	Tatsuta Electric Wire & Cable Co. Ltd.	43,700	207,622
	Tayca Corp.	13,200	124,513
#	Tazmo Co. Ltd.	7,000	156,026
	Tbk Co. Ltd.	18,699	51,038
	TBS Holdings, Inc.	18,300	424,367
#	TDC Soft, Inc.	13,200	204,150
	TDK Corp.	50,500	2,512,618
	TechMatrix Corp.	20,800	222,190
	Techno Medica Co. Ltd.	4,000	53,436
	Techno Quartz, Inc.	900	34,616
	Techno Ryowa Ltd.	7,000	74,642
	Techno Smart Corp.	8,600	105,822
	TechnoPro Holdings, Inc.	22,100	509,511
	Tecnos Japan, Inc.	4,600	19,975
	Teijin Ltd.	145,936	1,342,521
	Teikoku Electric Manufacturing Co. Ltd.	6,300	125,499
	Teikoku Sen-I Co. Ltd.	13,900	209,734
	Teikoku Tsushin Kogyo Co. Ltd.	5,200	69,794
	Tekken Corp.	8,800	129,585
	Tenma Corp.	12,700	195,536
	Terasaki Electric Co. Ltd.	2,300	30,624
	Terumo Corp.	4,600	155,719
	TESEC Corp.	2,200	35,304
	Tess Holdings Co. Ltd.	41,400	128,610
	T-Gaia Corp.	7,300	98,788
	THK Co. Ltd.	39,100	751,761
	Tigers Polymer Corp.	8,200	52,939
	TIS, Inc.	33,000	733,981
	TKC Corp.	11,500	297,882
#*	TKP Corp.	4,100	46,505
	Toa Corp.	20,800	161,969
	Toa Corp.	13,800	364,781
	TOA ROAD Corp.	8,800	422,429
	Toagosei Co. Ltd.	108,000	1,033,746
	Tobishima Corp.	12,773	131,810
	TOC Co. Ltd.	26,500	126,979
	Tocalo Co. Ltd.	51,600	548,876
	Tochigi Bank Ltd.	66,800	142,996
	Toda Corp.	168,800	1,064,288
#	Toei Animation Co. Ltd.	1,200	160,556
	Toei Co. Ltd.	1,000	140,343
	Toenec Corp.	6,400	209,954
	Toho Bank Ltd.	142,000	301,144
	Toho Co. Ltd.	4,400	143,329
#	Toho Co. Ltd.	6,600	127,363
	Toho Gas Co. Ltd.	14,800	297,330
#	Toho Holdings Co. Ltd.	36,400	788,369
#	Toho Titanium Co. Ltd.	29,600	393,724
	Toho Zinc Co. Ltd.	13,247	102,752
	Tohoku Bank Ltd.	7,400	60,095
	Tohoku Electric Power Co., Inc.	36,300	242,332
#	Tohokushinsha Film Corp.	11,900	116,705
	Tokai Carbon Co. Ltd.	192,102	1,351,028
	Tokai Corp.	16,967	242,317

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TOKAI Holdings Corp.	65,100	$438,978
	Tokai Rika Co. Ltd.	47,500	751,499
	Tokai Tokyo Financial Holdings, Inc.	171,252	660,610
	Token Corp.	3,720	238,554
	Tokio Marine Holdings, Inc.	76,748	2,023,647
	Tokushu Tokai Paper Co. Ltd.	6,041	161,227
	Tokuyama Corp.	42,425	680,033
	Tokyo Century Corp.	144,000	1,600,039
*	Tokyo Electric Power Co. Holdings, Inc.	99,600	530,286
	Tokyo Electron Device Ltd.	15,900	629,975
	Tokyo Energy & Systems, Inc.	17,100	119,736
	Tokyo Individualized Educational Institute, Inc.	8,100	24,713
	Tokyo Keiki, Inc.	8,400	102,136
	Tokyo Kiraboshi Financial Group, Inc.	20,499	599,623
	Tokyo Ohka Kogyo Co. Ltd.	15,900	363,164
	Tokyo Rope Manufacturing Co. Ltd.	10,700	100,567
	Tokyo Sangyo Co. Ltd.	14,200	71,949
	Tokyo Seimitsu Co. Ltd.	18,500	1,198,313
	Tokyo Steel Manufacturing Co. Ltd.	36,500	440,851
	Tokyo Tatemono Co. Ltd.	146,700	2,260,929
	Tokyo Tekko Co. Ltd.	6,600	231,126
#	Tokyotokeiba Co. Ltd.	8,647	270,815
	Tokyu Construction Co. Ltd.	60,030	334,152
	Tokyu Corp.	2,792	32,762
	Tokyu Fudosan Holdings Corp.	469,382	3,139,025
	Toli Corp.	35,000	81,174
	Tomen Devices Corp.	2,800	102,137
#	Tomoe Corp.	20,300	78,444
	Tomoe Engineering Co. Ltd.	6,200	155,058
	Tomoku Co. Ltd.	12,436	202,947
	TOMONY Holdings, Inc.	128,200	353,012
	Tomy Co. Ltd.	61,000	1,000,803
	Tonami Holdings Co. Ltd.	4,200	134,850
	Topcon Corp.	53,100	610,047
	TOPPAN Holdings, Inc.	56,900	1,568,417
	Topre Corp.	30,900	449,758
	Topy Industries Ltd.	13,800	270,696
	Toray Industries, Inc.	301,400	1,505,923
#	Torex Semiconductor Ltd.	6,400	75,278
	Toridoll Holdings Corp.	13,400	410,243
#	Torigoe Co. Ltd.	13,900	67,372
	Torii Pharmaceutical Co. Ltd.	12,200	310,895
	Torishima Pump Manufacturing Co. Ltd.	14,500	248,233
	Tosei Corp.	28,900	417,329
	Toshiba TEC Corp.	14,200	294,587
	Tosho Co. Ltd.	15,100	92,138
	Tosoh Corp.	148,100	1,909,696
	Totech Corp.	3,400	127,966
	Totetsu Kogyo Co. Ltd.	15,466	317,564
	TOTO Ltd.	10,899	294,984
	Tottori Bank Ltd.	6,400	61,333
	Toukei Computer Co. Ltd.	2,800	67,586
	Towa Bank Ltd.	23,523	101,663
	Towa Corp.	18,300	944,098
	Towa Pharmaceutical Co. Ltd.	23,600	412,986
	Toyo Construction Co. Ltd.	94,700	834,395
	Toyo Corp.	22,900	224,104
*	Toyo Engineering Corp.	28,599	156,605
#	Toyo Gosei Co. Ltd.	3,500	204,792

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Kanetsu KK	6,600	$194,767
	Toyo Machinery & Metal Co. Ltd.	12,000	57,298
	Toyo Securities Co. Ltd.	47,300	110,310
	Toyo Seikan Group Holdings Ltd.	68,800	1,092,853
	Toyo Suisan Kaisha Ltd.	3,300	171,836
	Toyo Tanso Co. Ltd.	13,800	465,689
	Toyo Tire Corp.	95,700	1,584,630
	Toyobo Co. Ltd.	59,902	449,591
	Toyoda Gosei Co. Ltd.	50,100	967,353
	Toyota Boshoku Corp.	50,600	833,753
	Toyota Industries Corp.	14,600	1,234,855
#	Toyota Motor Corp., Sponsored ADR	22,210	4,435,337
	Toyota Motor Corp.	430,090	8,587,958
	Toyota Tsusho Corp.	22,000	1,441,691
#	TPR Co. Ltd.	21,200	283,245
	Traders Holdings Co. Ltd.	20,039	79,396
	Trancom Co. Ltd.	6,104	289,272
	Transaction Co. Ltd.	13,100	219,030
	Transcosmos, Inc.	16,300	340,364
	TRE Holdings Corp.	42,851	363,521
#	Treasure Factory Co. Ltd.	4,000	35,795
*	Trend Micro, Inc.	13,100	749,443
	Tri Chemical Laboratories, Inc.	12,000	295,927
	Trinity Industrial Corp.	1,400	9,736
	Trusco Nakayama Corp.	29,800	509,115
	TS Tech Co. Ltd.	79,400	1,005,756
#	TSI Holdings Co. Ltd.	46,672	216,900
	Tsubaki Nakashima Co. Ltd.	37,001	189,559
	Tsubakimoto Chain Co.	20,300	587,085
	Tsubakimoto Kogyo Co. Ltd.	2,900	131,538
#	Tsuburaya Fields Holdings, Inc.	19,400	239,019
	Tsugami Corp.	36,200	292,338
	Tsukishima Holdings Co. Ltd.	22,770	209,502
	Tsukuba Bank Ltd.	59,000	103,304
	Tsumura & Co.	53,400	966,123
#	Tsuruha Holdings, Inc.	12,600	997,096
	Tsurumi Manufacturing Co. Ltd.	13,600	335,334
	Tsutsumi Jewelry Co. Ltd.	4,600	66,420
	Tsuzuki Denki Co. Ltd.	4,100	66,375
	TV Asahi Holdings Corp.	18,900	225,277
	Tv Tokyo Holdings Corp.	5,900	123,816
	UACJ Corp.	30,107	831,586
	UBE Corp.	83,020	1,380,250
	Uchida Yoko Co. Ltd.	8,200	423,564
	UEX Ltd.	7,100	59,273
	ULS Group, Inc.	1,600	44,430
#	Ultrafabrics Holdings Co. Ltd.	5,000	45,029
	Ulvac, Inc.	13,800	675,419
	Union Tool Co.	4,700	108,244
	Unipres Corp.	32,038	223,454
	United Arrows Ltd.	12,700	166,549
#	United Super Markets Holdings, Inc.	48,555	333,876
	UNITED, Inc.	17,800	112,129
*	Unitika Ltd.	53,801	61,744
	Universal Entertainment Corp.	21,179	306,310
	Urbanet Corp. Co. Ltd.	16,300	45,180
	Usen-Next Holdings Co. Ltd.	7,700	223,492
	User Local, Inc.	1,700	23,431
	Ushio, Inc.	69,500	973,643

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	USS Co. Ltd.	27,900	$527,628
*	UT Group Co. Ltd.	26,600	426,184
	V Technology Co. Ltd.	8,500	156,275
	Valor Holdings Co. Ltd.	32,300	551,837
	Valqua Ltd.	12,400	377,060
	Value HR Co. Ltd.	6,000	58,166
	ValueCommerce Co. Ltd.	15,000	127,931
	Vector, Inc.	17,700	142,139
	Vertex Corp.	21,480	258,523
*	Vision, Inc.	16,600	131,770
*	Visional, Inc.	7,600	475,659
	Vital KSK Holdings, Inc.	35,454	276,303
	VT Holdings Co. Ltd.	68,100	245,463
	Wacoal Holdings Corp.	37,700	879,511
	Wacom Co. Ltd.	35,400	163,135
	Wakachiku Construction Co. Ltd.	10,600	220,381
	Wakita & Co. Ltd.	32,400	351,089
	Warabeya Nichiyo Holdings Co. Ltd.	12,400	240,921
	Waseda Academy Co. Ltd.	5,000	58,680
	Watahan & Co. Ltd.	14,000	140,715
	WATAMI Co. Ltd.	4,400	30,544
	WDB Holdings Co. Ltd.	7,700	121,262
	Weathernews, Inc.	2,800	101,560
	Welcia Holdings Co. Ltd.	18,900	318,821
	Wellneo Sugar Co. Ltd.	9,800	154,669
	Wellnet Corp.	11,500	44,573
#	West Holdings Corp.	9,381	215,774
	Will Group, Inc.	9,400	77,036
*	WingArc1st, Inc.	12,667	240,974
	WIN-Partners Co. Ltd.	3,700	31,996
#	Workman Co. Ltd.	2,134	61,005
	World Co. Ltd.	22,300	264,409
	World Holdings Co. Ltd.	6,000	122,129
#*	W-Scope Corp.	30,000	154,982
	Xebio Holdings Co. Ltd.	23,401	155,559
	Yahagi Construction Co. Ltd.	24,500	243,332
	Yakult Honsha Co. Ltd.	13,000	283,941
	YAKUODO Holdings Co. Ltd.	8,317	146,021
	YAMABIKO Corp.	29,251	327,779
	YAMADA Consulting Group Co. Ltd.	2,300	28,459
	Yamada Holdings Co. Ltd.	244,200	745,928
#	Yamae Group Holdings Co. Ltd.	8,100	179,940
	Yamagata Bank Ltd.	22,499	169,856
	Yamaguchi Financial Group, Inc.	150,201	1,427,670
	Yamaha Corp.	7,800	171,526
	Yamaha Motor Co. Ltd.	217,800	2,058,590
	Yamaichi Electronics Co. Ltd.	17,400	249,315
#	YA-MAN Ltd.	17,200	118,164
	Yamanashi Chuo Bank Ltd.	18,200	217,698
	Yamashin-Filter Corp.	36,400	82,290
	Yamatane Corp.	7,400	129,128
	Yamato Corp.	16,500	110,259
	Yamato Holdings Co. Ltd.	20,000	345,728
	Yamato Kogyo Co. Ltd.	28,800	1,594,189
	Yamaya Corp.	3,600	77,826
	Yamazaki Baking Co. Ltd.	54,800	1,299,436
	Yamazen Corp.	46,000	393,381
	Yaoko Co. Ltd.	8,900	513,511
	Yashima Denki Co. Ltd.	12,500	114,316

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yaskawa Electric Corp.	11,700	$440,930
	Yasuda Logistics Corp.	13,600	112,694
	Yellow Hat Ltd.	30,700	381,138
	Yodogawa Steel Works Ltd.	21,500	566,241
	Yokogawa Bridge Holdings Corp.	22,900	443,189
	Yokogawa Electric Corp.	14,400	282,970
	Yokohama Rubber Co. Ltd.	104,099	2,463,782
	Yokorei Co. Ltd.	41,323	314,356
	Yokowo Co. Ltd.	16,400	159,582
	Yomeishu Seizo Co. Ltd.	6,700	85,343
	Yondenko Corp.	8,000	191,187
	Yondoshi Holdings, Inc.	3,500	47,689
#	Yonex Co. Ltd.	19,700	160,082
	Yonkyu Co. Ltd.	700	11,675
	Yorozu Corp.	12,900	82,893
#*	Yoshimura Food Holdings KK	2,200	17,021
	Yoshinoya Holdings Co. Ltd.	16,900	376,876
	Yotai Refractories Co. Ltd.	12,200	120,410
	Yuasa Trading Co. Ltd.	17,400	579,753
	Yukiguni Maitake Co. Ltd.	10,500	68,945
	Yurtec Corp.	32,100	253,544
	Yushin Precision Equipment Co. Ltd.	13,900	63,499
	Yushiro Chemical Industry Co. Ltd.	7,800	100,043
	Yutaka Giken Co. Ltd.	3,700	66,330
	Zaoh Co. Ltd.	2,800	47,520
	Zenitaka Corp.	2,200	67,498
	Zenkoku Hosho Co. Ltd.	14,200	528,431
	Zenrin Co. Ltd.	22,100	132,912
	Zensho Holdings Co. Ltd.	14,850	727,185
	Zeon Corp.	123,900	1,124,073
	ZERIA Pharmaceutical Co. Ltd.	15,500	214,666
	ZIGExN Co. Ltd.	40,700	145,537
	ZOZO, Inc.	14,100	308,741
	Zuiko Corp.	10,200	128,241
TOTAL JAPAN			798,291,598
NETHERLANDS — (3.3%)
	Aalberts NV	92,376	3,673,637
Ω	ABN AMRO Bank NV, GDR	189,293	2,785,898
	Acomo NV	19,035	361,950
*Ω	Adyen NV	384	481,608
	Aegon Ltd.	1,301,517	7,678,217
	Aegon Ltd.	26,405	152,619
	AFC Ajax NV	70	793
	Akzo Nobel NV	24,264	1,863,812
#*Ω	Alfen NV	8,585	519,165
	Allfunds Group PLC	282,147	2,022,766
	AMG Critical Materials NV	27,248	578,251
	Aperam SA	50,439	1,554,335
	Arcadis NV	54,043	2,967,039
	ArcelorMittal SA	108,284	2,974,550
	ASM International NV	4,555	2,524,534
	ASML Holding NV	7,716	6,711,244
	ASR Nederland NV	149,446	7,042,866
#*	Avantium NV	12,879	34,544
Ω	B&S Group SARL	34,529	139,889
#*Ω	Basic-Fit NV	20,610	596,755
	BE Semiconductor Industries NV	44,264	6,651,918
	Brunel International NV	16,188	180,084

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Coca-Cola Europacific Partners PLC	21,542	$1,484,008
	Corbion NV	41,114	796,146
Ω	CTP NV	13,573	231,611
#*	Ebusco Holding NV	5,672	24,470
	Flow Traders Ltd.	22,509	403,686
	ForFarmers NV	26,036	66,904
*	Fugro NV	103,040	1,902,411
	Heineken NV	13,745	1,382,685
	IMCD NV	21,790	3,326,041
	ING Groep NV, Sponsored ADR	33,099	470,006
	ING Groep NV	303,736	4,315,622
*	InPost SA	41,245	619,493
#	JDE Peet's NV	20,703	511,061
	Kendrion NV	11,021	137,063
	Koninklijke Ahold Delhaize NV, Sponsored ADR	2,505	70,358
	Koninklijke Ahold Delhaize NV	320,272	9,007,058
	Koninklijke BAM Groep NV	272,148	751,342
	Koninklijke Heijmans NV, CVA	23,130	334,630
	Koninklijke KPN NV	691,053	2,350,783
*	Koninklijke Philips NV	14,824	313,610
#*	Koninklijke Philips NV	99,779	2,108,330
	Koninklijke Vopak NV	62,154	1,941,607
*	Lucas Bols NV	5,802	111,813
#	MFE-MediaForEurope NV, Class B	57,557	207,626
	Nedap NV	4,008	275,173
	NN Group NV	121,860	4,994,826
	OCI NV	67,125	1,917,358
*	Pharming Group NV	422,229	532,297
	PostNL NV	165,856	241,685
	Prosus NV	59,931	1,772,576
	Qiagen NV	21,536	939,670
	Randstad NV	69,092	3,928,585
	SBM Offshore NV	132,173	1,682,677
#*	SIF Holding NV	4,260	48,207
Ω	Signify NV	123,430	3,701,005
	Sligro Food Group NV	20,072	311,790
*††	SRH NV	28,066	0
	TKH Group NV	31,500	1,268,433
*	TomTom NV	49,227	333,312
	Universal Music Group NV	26,829	790,858
	Van Lanschot Kempen NV	27,463	826,846
	Wolters Kluwer NV	34,148	5,033,997
TOTAL NETHERLANDS			112,964,133
NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	57,074	179,633
	Air New Zealand Ltd.	1,317,567	511,313
	Arvida Group Ltd.	423,397	286,160
	Auckland International Airport Ltd.	86,278	444,353
	Channel Infrastructure NZ Ltd.	263,067	236,289
	Chorus Ltd.	296,781	1,442,628
	Chorus Ltd., ADR	462	11,146
	Comvita Ltd.	15,006	20,230
	Contact Energy Ltd.	24,814	122,295
	EBOS Group Ltd.	8,802	201,568
	Fletcher Building Ltd.	322,343	888,511
#	Fonterra Co.-operative Group Ltd.	24,879	51,931
	Freightways Group Ltd.	84,106	434,344
	Genesis Energy Ltd.	281,841	436,263

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#*	Gentrack Group Ltd.	19,890	$80,021
	Hallenstein Glasson Holdings Ltd.	37,414	125,926
	Heartland Group Holdings Ltd.	464,592	393,839
	Infratil Ltd.	26,416	170,409
#	Investore Property Ltd.	53,887	38,894
	KMD Brands Ltd.	368,777	157,708
	Mainfreight Ltd.	5,267	230,501
	Manawa Energy Ltd.	52,749	138,390
	Mercury NZ Ltd.	16,109	66,451
	Meridian Energy Ltd.	40,121	135,921
	Napier Port Holdings Ltd.	31,850	48,734
	NZME Ltd.	54,625	33,961
	NZX Ltd.	244,581	160,032
	Oceania Healthcare Ltd.	520,508	222,474
*	Pacific Edge Ltd.	157,402	10,074
	PGG Wrightson Ltd.	5,415	10,276
	Port of Tauranga Ltd.	15,785	51,368
	Rakon Ltd.	14,114	11,096
	Restaurant Brands New Zealand Ltd.	17,996	44,311
*	Ryman Healthcare Ltd.	83,765	290,992
	Sanford Ltd.	37,885	93,218
	Scales Corp. Ltd.	90,884	185,015
*	Serko Ltd.	16,505	41,927
	Skellerup Holdings Ltd.	82,005	238,526
	SKY Network Television Ltd.	159,365	272,022
	SKYCITY Entertainment Group Ltd.	424,482	490,543
	Spark New Zealand Ltd.	53,014	172,003
	Steel & Tube Holdings Ltd.	101,052	70,153
	Summerset Group Holdings Ltd.	174,355	1,169,141
#	Tourism Holdings Ltd.	62,105	140,887
	TOWER Ltd.	130,375	48,234
#	Turners Automotive Group Ltd.	21,515	60,344
	Vector Ltd.	9,350	21,426
#*	Vista Group International Ltd.	67,769	67,445
#	Warehouse Group Ltd.	115,891	112,724
TOTAL NEW ZEALAND			10,871,650
NORWAY — (0.9%)
	2020 Bulkers Ltd.	11,705	156,520
	ABG Sundal Collier Holding ASA	167,897	100,643
*	Adevinta ASA	20,500	219,372
	AF Gruppen ASA	12,393	137,273
#*	Agilyx ASA	12,870	31,587
*	Akastor ASA	123,242	129,484
	Aker ASA, Class A	1,264	75,109
#*	Aker BioMarine ASA	13,163	56,965
	Aker BP ASA	26,130	693,531
*	Aker Carbon Capture ASA	27,212	26,829
	Aker Solutions ASA	98,454	365,167
	AMSC ASA	43,636	115,933
*	Archer Ltd.	553,085	52,480
*	ArcticZymes Technologies ASA	11,820	45,215
#	Arendals Fossekompani ASA	853	12,815
*	Asetek AS	55,555	39,707
	Atea ASA	29,537	393,605
	Austevoll Seafood ASA	76,198	552,379
Ω	Avance Gas Holding Ltd.	10,341	120,299
	Awilco LNG AS	65,587	48,253
*	Axactor ASA	88,882	41,065

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	B2 Impact ASA	181,255	$126,472
	Bakkafrost P	3,644	203,511
	Belships ASA	71,918	149,473
*	Bluenord ASA	13,867	661,249
	Bonheur ASA	17,271	355,089
	Borr Drilling Ltd.	26,818	164,931
	Borregaard ASA	25,812	438,966
	Bouvet ASA	28,337	166,380
Ω	BW LPG Ltd.	105,957	1,304,032
	BW Offshore Ltd.	83,196	190,252
*	Cadeler AS	24,341	111,796
#	Carasent ASA	3,306	3,359
*	Cloudberry Clean Energy ASA	43,547	41,715
#*Ω	Crayon Group Holding ASA	10,777	90,600
	DNB Bank ASA	86,170	1,675,120
	DNO ASA	463,592	406,248
Ω	Elkem ASA	187,201	388,443
*	Elliptic Laboratories ASA	7,579	11,575
Ω	Elmera Group ASA	59,985	183,737
	Elopak ASA	58,837	167,978
Ω	Entra ASA	3,100	33,833
	Equinor ASA	58,301	1,668,405
Ω	Europris ASA	99,014	742,120
	FLEX LNG Ltd.	20,270	603,775
	Frontline PLC	17,269	385,999
*	Gaming Innovation Group, Inc.	31,975	92,244
	Golar LNG Ltd.	3,400	74,154
	Golden Ocean Group Ltd.	66,639	702,725
	Gram Car Carriers ASA	6,725	145,072
#	Grieg Seafood ASA	42,508	266,891
	Hafnia Ltd.	42,965	312,436
*	Hexagon Composites ASA	80,262	179,347
#*	Hexagon Purus ASA	16,580	12,484
	Hoegh Autoliners ASA	71,141	714,374
Ω	Kid ASA	12,733	161,328
	Kitron ASA	68,056	207,146
Ω	Klaveness Combination Carriers ASA	19,248	195,134
*	Kongsberg Automotive ASA	482,313	81,655
	Kongsberg Gruppen ASA	3,017	153,756
	Leroy Seafood Group ASA	18,182	73,025
*	LINK Mobility Group Holding ASA	176,472	313,425
	Magnora ASA	4,640	12,968
	Medistim ASA	2,484	50,221
	Mowi ASA	9,964	179,362
	MPC Container Ships ASA	304,088	457,108
Ω	Multiconsult ASA	6,186	75,582
#*	NEL ASA	66,164	33,033
*	Nordic Semiconductor ASA	9,421	94,600
	Norsk Hydro ASA	87,938	515,361
#Ω	Norske Skog ASA	57,249	197,278
*	Northern Ocean Ltd.	85,991	67,560
*	Norwegian Air Shuttle ASA	23,557	28,841
*	NRC Group ASA	35,991	35,804
#*	Nykode Therapeutics ASA	30,199	51,673
	Odfjell Drilling Ltd.	109,634	406,487
	Odfjell SE, Class A	16,596	227,000
	Odfjell Technology Ltd.	18,940	100,876
*	OKEA ASA	48,361	105,693
Ω	Okeanis Eco Tankers Corp.	10,412	303,338

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Olav Thon Eiendomsselskap ASA	498	$9,404
	Orkla ASA	25,490	199,666
	Panoro Energy ASA	70,753	177,995
	Pareto Bank ASA	30,468	159,790
*	Pexip Holding ASA	62,097	146,027
*	PGS ASA	803,552	502,806
*	PhotoCure ASA	4,433	27,374
	Protector Forsikring ASA	25,552	457,838
	Rana Gruber ASA	5,142	38,176
#*	REC Silicon ASA	54,811	64,045
	Salmar ASA	2,144	119,031
*	Salmon Evolution ASA	194,907	131,619
*Ω	Scatec ASA	66,276	492,806
	Schibsted ASA, Class A	7,998	245,354
	Schibsted ASA, Class B	10,242	293,425
	Selvaag Bolig ASA	24,263	72,898
*Ω	Shelf Drilling Ltd.	115,443	328,060
*	Siem Offshore, Inc.	28,461	67,660
*	SmartCraft ASA	4,834	11,588
#*	Solstad Offshore ASA	49,454	165,909
	SpareBank 1 Helgeland	1,689	21,805
	Sparebank 1 Oestlandet	17,306	201,295
	SpareBank 1 Sorost-Norge	26,788	158,463
	SpareBank 1 SR-Bank ASA	43,032	521,863
	Sparebanken More	13,806	111,749
	Stolt-Nielsen Ltd.	26,310	983,416
	Storebrand ASA	119,758	1,076,763
	Subsea 7 SA	70,130	945,211
	Telenor ASA	16,697	184,992
#	TGS ASA	73,094	711,771
	TOMRA Systems ASA	15,468	155,373
#*	Ultimovacs ASA	4,370	58,221
	Veidekke ASA	36,909	336,738
*	Volue ASA	9,430	19,890
	Wallenius Wilhelmsen ASA	35,432	344,450
	Wilh Wilhelmsen Holding ASA, Class A	10,980	383,492
*Ω	XXL ASA	255,755	26,902
	Yara International ASA	17,701	585,065
#*	Zaptec ASA	9,134	19,442
TOTAL NORWAY			30,875,642
PORTUGAL — (0.4%)
	Altri SGPS SA	69,122	336,950
*	Banco Comercial Portugues SA, Class R	7,873,641	2,290,414
	Corticeira Amorim SGPS SA	25,645	261,823
	CTT-Correios de Portugal SA	77,262	306,561
	EDP Renovaveis SA	19,841	321,290
	Galp Energia SGPS SA	294,086	4,629,426
*	Greenvolt-Energias Renovaveis SA	21,704	189,232
	Ibersol SGPS SA	14,398	103,971
	Jeronimo Martins SGPS SA	23,185	527,304
	Mota-Engil SGPS SA	64,984	372,716
	Navigator Co. SA	253,850	1,045,997
	NOS SGPS SA	161,906	573,264
	REN - Redes Energeticas Nacionais SGPS SA	92,454	227,157
	Semapa-Sociedade de Investimento e Gestao	5,923	91,646
	Sonae SGPS SA	907,317	877,130
TOTAL PORTUGAL			12,154,881

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (0.9%)
#	AEM Holdings Ltd.	135,900	$270,424
*	Avarga Ltd.	188,200	24,516
	Aztech Global Ltd.	73,800	45,254
*	Banyan Tree Holdings Ltd.	210,000	51,607
*††	Best World International Ltd.	87,800	110,426
	Boustead Singapore Ltd.	204,932	132,691
	BRC Asia Ltd.	17,400	23,697
	Bukit Sembawang Estates Ltd.	114,000	279,123
	Bund Center Investment Ltd.	22,000	6,660
	Capitaland India Trust	262,069	204,837
	CapitaLand Investment Ltd.	263,401	578,241
	Centurion Corp. Ltd.	103,500	29,586
#	China Aviation Oil Singapore Corp. Ltd.	226,000	147,107
	China Sunsine Chemical Holdings Ltd.	284,600	83,802
	City Developments Ltd.	218,300	990,818
	Civmec Ltd.	208,300	120,029
	ComfortDelGro Corp. Ltd.	328,000	341,148
*	COSCO Shipping International Singapore Co. Ltd.	849,200	86,562
	CSE Global Ltd.	287,240	86,325
	DBS Group Holdings Ltd.	43,298	1,025,525
	Delfi Ltd.	179,000	146,182
	DFI Retail Group Holdings Ltd.	42,900	85,535
	Dyna-Mac Holdings Ltd.	229,500	41,580
*††	Ezion Holdings Ltd.	70,344	0
#*††	Ezra Holdings Ltd.	730,927	0
	Far East Orchard Ltd.	160,720	120,709
	First Resources Ltd.	443,300	487,889
	Food Empire Holdings Ltd.	115,500	115,939
	Frasers Property Ltd.	288,500	186,890
	Frencken Group Ltd.	316,400	302,766
	Fu Yu Corp. Ltd.	518,400	55,529
*	Gallant Venture Ltd.	254,500	24,508
	Genting Singapore Ltd.	293,600	220,495
	Geo Energy Resources Ltd.	537,300	150,400
	Golden Agri-Resources Ltd.	4,891,500	982,716
	Great Eastern Holdings Ltd.	13,900	181,209
	GuocoLand Ltd.	199,433	218,055
	Haw Par Corp. Ltd.	91,400	646,049
	Ho Bee Land Ltd.	164,900	213,407
	Hong Fok Corp. Ltd.	334,180	213,866
	Hong Leong Asia Ltd.	153,400	69,666
	Hong Leong Finance Ltd.	168,700	318,029
	Hongkong Land Holdings Ltd.	205,000	639,909
	Hotel Grand Central Ltd.	68,447	41,010
	Hour Glass Ltd.	179,100	204,042
	HRnetgroup Ltd.	21,600	11,448
	Hutchison Port Holdings Trust	4,018,800	601,843
*††	Hyflux Ltd.	455,600	0
	iFAST Corp. Ltd.	39,300	215,505
	ISDN Holdings Ltd.	28,600	7,002
	Japfa Ltd.	515,240	76,376
	Jardine Cycle & Carriage Ltd.	45,644	880,748
	Keppel Infrastructure Trust	641,908	241,232
	Keppel Ltd.	203,500	1,081,350
	Mandarin Oriental International Ltd.	80,500	120,365
*	Marco Polo Marine Ltd.	2,024,500	76,560
	Metro Holdings Ltd.	236,900	87,316
	Micro-Mechanics Holdings Ltd.	5,500	7,174
#*††	Midas Holdings Ltd.	1,120,000	0

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Nanofilm Technologies International Ltd.	70,600	$36,016
	Netlink NBN Trust	848,400	534,042
*	Oceanus Group Ltd.	2,050,000	10,630
	Olam Group Ltd.	174,435	115,919
	OUE Ltd.	207,300	174,364
	Oversea-Chinese Banking Corp. Ltd.	202,846	1,940,297
*	Oxley Holdings Ltd.	641,546	43,974
	Pacific Century Regional Developments Ltd.	79,400	16,528
	Pan-United Corp. Ltd.	58,750	16,695
	Propnex Ltd.	72,000	50,054
	Q&M Dental Group Singapore Ltd.	134,040	24,916
	QAF Ltd.	135,353	82,682
	Raffles Medical Group Ltd.	362,498	272,403
	Rex International Holding Ltd.	781,600	92,488
	Riverstone Holdings Ltd.	263,100	136,859
#	Samudera Shipping Line Ltd.	148,600	75,569
*	SATS Ltd.	55,592	113,504
*	Seatrium Ltd.	17,270,462	1,281,696
	Sembcorp Industries Ltd.	330,100	1,389,222
	Sheng Siong Group Ltd.	408,200	474,020
	SIA Engineering Co. Ltd.	46,300	79,212
	Silverlake Axis Ltd.	242,600	46,951
	Sinarmas Land Ltd.	415,000	53,234
	Sing Holdings Ltd.	60,800	14,945
	Sing Investments & Finance Ltd.	20,250	14,862
	Singapore Airlines Ltd.	218,650	1,085,222
	Singapore Exchange Ltd.	91,100	636,118
	Singapore Land Group Ltd.	100,584	138,598
	Singapore Post Ltd.	1,239,700	378,364
	Singapore Technologies Engineering Ltd.	102,600	284,298
	Singapore Telecommunications Ltd.	44,900	79,773
	Stamford Land Corp. Ltd.	514,311	153,291
	StarHub Ltd.	239,500	188,996
	Straits Trading Co. Ltd.	167,032	206,378
#*††	Swiber Holdings Ltd.	189,500	0
*††	Swiber Holdings Ltd.	189,500	0
	Thomson Medical Group Ltd.	1,296,800	50,129
	Tuan Sing Holdings Ltd.	320,637	63,296
	UMS Holdings Ltd.	343,227	325,371
	United Overseas Bank Ltd.	102,682	2,164,387
	UOB-Kay Hian Holdings Ltd.	267,893	261,373
	UOL Group Ltd.	185,587	861,787
	Valuetronics Holdings Ltd.	270,700	122,912
	Venture Corp. Ltd.	74,900	746,196
	Wilmar International Ltd.	350,600	858,510
	Wing Tai Holdings Ltd.	362,968	332,364
	Yangzijiang Shipbuilding Holdings Ltd.	1,333,700	1,665,017
	Yeo Hiap Seng Ltd.	10,387	4,497
TOTAL SINGAPORE			31,409,636
SPAIN — (2.2%)
	Acciona SA	9,885	1,278,671
#	Acerinox SA	95,619	1,009,468
#	ACS Actividades de Construccion y Servicios SA	50,618	1,997,411
Ω	Aedas Homes SA	9,084	173,672
Ω	Aena SME SA	5,791	1,024,469
#*	Airtificial Intelligence Structures SA	253,298	36,674
	Alantra Partners SA	1,451	14,042
	Almirall SA	53,012	502,866

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Amadeus IT Group SA	29,167	$2,044,034
#*	Amper SA	662,347	58,575
	Applus Services SA	117,624	1,421,669
	Atresmedia Corp. de Medios de Comunicacion SA	76,265	306,534
	Banco Bilbao Vizcaya Argentaria SA	799,462	7,482,513
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	102,040	952,033
	Banco de Sabadell SA	4,364,413	5,664,729
	Banco Santander SA	1,197,094	4,811,192
	Banco Santander SA, Sponsored ADR	76,315	305,259
	Bankinter SA	496,359	3,064,580
	CaixaBank SA	610,477	2,603,068
Ω	Cellnex Telecom SA	12,803	492,626
	Cia de Distribucion Integral Logista Holdings SA	34,685	981,064
	CIE Automotive SA	26,019	686,454
	Construcciones y Auxiliar de Ferrocarriles SA	14,510	521,498
*	Distribuidora Internacional de Alimentacion SA	6,113,564	79,230
	Ebro Foods SA	36,024	598,613
*	eDreams ODIGEO SA	37,385	283,980
	Elecnor SA	21,392	437,770
	Enagas SA	119,250	1,941,364
	Ence Energia y Celulosa SA	107,249	339,102
	Endesa SA	35,103	695,459
	Ercros SA	80,582	215,249
	Faes Farma SA	231,737	761,528
	Ferrovial SE	21,612	824,187
	Fluidra SA	24,041	520,469
Ω	Gestamp Automocion SA	151,060	501,078
Ω	Global Dominion Access SA	63,335	244,706
*	Grifols SA	72,197	786,424
	Grupo Catalana Occidente SA	25,699	921,121
	Grupo Empresarial San Jose SA	8,089	36,025
	Iberdrola SA	220,325	2,652,924
	Iberdrola SA	3,798	45,867
	Iberpapel Gestion SA	7,549	147,065
	Indra Sistemas SA	92,266	1,638,104
	Industria de Diseno Textil SA	48	2,052
	Laboratorio Reig Jofre SA	5,729	14,550
	Laboratorios Farmaceuticos Rovi SA	9,465	652,825
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	202,409	211,604
	Mapfre SA	743,712	1,637,590
*	Melia Hotels International SA	96,198	650,882
	Miquel y Costas & Miquel SA	12,334	150,313
	Naturgy Energy Group SA	10,254	276,117
Ω	Neinor Homes SA	24,106	271,803
*	Obrascon Huarte Lain SA	425,083	186,234
	Pharma Mar SA	2,943	122,851
*	Promotora de Informaciones SA, Class A	55,966	17,473
Ω	Prosegur Cash SA	150,442	81,771
	Prosegur Compania de Seguridad SA	136,493	258,267
	Realia Business SA	69,253	78,919
	Redeia Corp. SA	38,398	638,947
	Repsol SA, Sponsored ADR	2,816	41,536
	Repsol SA	653,694	9,653,936
#	Sacyr SA	370,112	1,220,166
#	Sacyr SA	7,402	24,446
*	Solaria Energia y Medio Ambiente SA	32,763	483,717
*	Soltec Power Holdings SA	1,913	6,185
Ω	Talgo SA	24,071	108,804
*	Tecnicas Reunidas SA	14,017	117,742

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#	Telefonica SA, Sponsored ADR	25,417	$103,956
	Telefonica SA	910,913	3,706,355
	Tubacex SA	81,389	299,641
Ω	Unicaja Banco SA	1,098,279	1,050,113
	Vidrala SA	11,257	1,128,293
	Viscofan SA	21,061	1,233,071
TOTAL SPAIN			75,533,525
SWEDEN — (2.7%)
	AAK AB	6,365	143,455
Ω	AcadeMedia AB	77,603	423,774
	AddLife AB, Class B	35,580	383,498
	Addnode Group AB	44,046	394,478
	AddTech AB, Class B	31,649	652,910
	AFRY AB	75,384	1,040,988
	Alfa Laval AB	6,113	224,303
	Alleima AB	167,893	1,114,597
	Alligo AB, Class B	19,409	246,462
Ω	Ambea AB	56,614	287,429
#	AQ Group AB	7,142	373,242
	Arise AB	22,259	97,288
	Arjo AB, Class B	198,470	928,956
	Assa Abloy AB, Class B	37,101	1,017,522
	Atlas Copco AB, Class A	4,644	74,116
	Atrium Ljungberg AB, Class B	3,345	66,819
*Ω	Attendo AB	95,186	372,386
#	Avanza Bank Holding AB	17,970	360,972
	Axfood AB	15,489	391,390
	Beijer Alma AB	23,618	416,147
#	Beijer Ref AB	20,444	278,345
	Bergman & Beving AB	22,514	393,361
	Betsson AB, Class B	119,201	1,297,278
#*	Better Collective AS	18,402	515,074
#*	BHG Group AB	78,119	127,037
	Bilia AB, Class A	81,311	983,000
	Billerud Aktiebolag	128,761	1,144,954
*Ω	BioArctic AB	3,600	78,084
	BioGaia AB, Class B	23,129	249,441
	Biotage AB	15,914	226,196
	Boliden AB	74,532	1,978,278
#*	Bonava AB, Class B	52,836	59,570
Ω	Bravida Holding AB	63,022	477,878
	Bufab AB	21,549	763,190
	Bulten AB	10,121	70,637
	Bure Equity AB	59,793	1,707,770
*	Byggfakta Group Nordic Holdco AB	33,529	148,692
*	Byggmax Group AB	58,163	201,553
*	Camurus AB	7,665	379,995
	Catella AB	27,843	81,014
	Catena AB	6,615	282,042
#*	Catena Media PLC	46,036	44,102
	Cellavision AB	4,963	96,044
	Cibus Nordic Real Estate AB publ	13,270	156,352
#*	Cint Group AB	158,584	175,501
	Clas Ohlson AB, Class B	37,155	528,736
	Cloetta AB, Class B	168,928	304,065
	Concentric AB	24,609	404,459
Ω	Coor Service Management Holding AB	70,203	295,808
	Corem Property Group AB, Class B	61,043	61,502

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Dios Fastigheter AB	22,774	$176,647
Ω	Dometic Group AB	154,262	1,227,603
*Ω	Dustin Group AB	269,524	301,182
	Eastnine AB	14,309	230,007
	Elanders AB, Class B	9,022	87,051
*	Electrolux AB, Class B	18,853	176,351
	Electrolux Professional AB, Class B	86,569	459,979
#	Elekta AB, Class B	43,502	328,253
*	Enea AB	14,517	74,408
#	Engcon AB	7,140	57,135
	Eolus Vind AB, Class B	781	6,289
	Ependion AB	17,085	160,250
	Essity AB, Class A	1,404	33,303
	Essity AB, Class B	23,376	548,945
Ω	Evolution AB	409	47,756
	Ework Group AB	2,489	34,807
	Fabege AB	14,979	140,292
	Fagerhult Group AB	32,555	207,352
	Fasadgruppen Group AB	1,155	7,386
#	FastPartner AB, Class A	7,206	45,455
	Fenix Outdoor International AG	2,101	149,974
	Ferronordic AB	1,586	10,955
	Fortnox AB	34,066	187,816
	G5 Entertainment AB	5,363	83,383
	Getinge AB, Class B	18,403	393,403
	Granges AB	99,912	990,694
*Ω	Green Landscaping Group AB	10,414	71,269
	H & M Hennes & Mauritz AB, Class B	13,689	193,135
	Hanza AB	20,067	152,606
	Heba Fastighets AB, Class B	9,928	31,173
	Hemnet Group AB	20,017	540,415
	Hexagon AB, Class B	53,127	579,806
#	Hexatronic Group AB	30,112	63,163
	Hexpol AB	49,640	568,207
#	HMS Networks AB	11,592	509,991
*Ω	Hoist Finance AB	30,627	101,892
	Holmen AB, Class B	16,222	639,297
	Hufvudstaden AB, Class A	8,167	105,607
*	Humana AB	12,242	30,821
	Husqvarna AB, Class A	5,896	45,964
	Husqvarna AB, Class B	57,812	449,714
	IAR Systems Group AB	1,088	13,423
	Indutrade AB	20,611	500,725
	Instalco AB	71,074	284,203
#*	International Petroleum Corp.	104,892	1,157,613
#	Intrum AB	39,889	235,849
	INVISIO AB	13,016	252,630
	Inwido AB	92,865	1,134,386
	ITAB Shop Concept AB	3,909	5,109
#	JM AB	63,795	1,038,831
	Kabe Group AB, Class B	2,753	85,576
*	Karnov Group AB	67,344	363,606
#*	K-fast Holding AB	28,005	65,098
	Kindred Group PLC, SDR	73,728	867,351
#	KNOW IT AB	17,742	238,587
	Lagercrantz Group AB, Class B	41,473	542,207
	Lifco AB, Class B	12,877	310,682
	Lime Technologies AB	4,278	139,446
	Lindab International AB	55,926	1,061,962

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Loomis AB	58,821	$1,610,400
*	Medcap AB	6,680	243,421
	Medicover AB, Class B	13,108	216,174
	MEKO AB	36,541	369,992
	Micro Systemation AB, Class B	8,848	51,700
*	Midsona AB, Class B	14,941	11,652
*	Millicom International Cellular SA, SDR	87,494	1,500,918
*	Modern Times Group MTG AB, Class B	56,499	432,444
	Momentum Group AB	21,198	277,381
Ω	Munters Group AB	56,724	905,385
	Mycronic AB	34,126	949,175
	NCAB Group AB	60,500	391,288
	NCC AB, Class B	71,043	907,224
	Nederman Holding AB	7,183	126,201
*	Net Insight AB, Class B	197,219	100,462
	New Wave Group AB, Class B	77,641	689,558
#	Nibe Industrier AB, Class B	14,970	89,448
*	Nobia AB	107,020	113,622
	Nolato AB, Class B	107,387	520,066
	Nordic Paper Holding AB	28,170	120,317
	Nordic Waterproofing Holding AB	14,468	234,115
	Nordnet AB publ	24,737	389,250
*	Norion Bank AB	48,614	192,517
*	Note AB	13,112	185,329
	NP3 Fastigheter AB	6,538	128,804
	Nyfosa AB	37,694	337,150
	OEM International AB, Class B	32,861	310,548
*	Orron Energy ab	7,830	5,386
*	OX2 AB	14,491	68,948
	Pandox AB	42,557	583,553
	Peab AB, Class B	140,435	693,319
	Platzer Fastigheter Holding AB, Class B	16,143	131,505
*	Pricer AB, Class B	121,671	82,578
	Proact IT Group AB	21,402	191,487
	Ratos AB, Class B	146,784	483,843
*	RaySearch Laboratories AB	21,636	190,112
	Rejlers AB	9,352	109,999
Ω	Resurs Holding AB	154,987	212,983
	Rottneros AB	66,194	80,740
	Rvrc Holding AB	26,752	162,746
	Saab AB, Class B	5,249	337,988
	Sagax AB, Class B	6,790	165,006
#	Samhallsbyggnadsbolaget i Norden AB	116,878	53,553
	Samhallsbyggnadsbolaget i Norden AB, Class D	13,648	7,578
	Sandvik AB	53,653	1,127,565
	Scandi Standard AB	29,153	177,798
*Ω	Scandic Hotels Group AB	130,591	601,655
*	Sdiptech AB, Class B	23,998	595,601
	Sectra AB, Class B	25,966	483,655
	Securitas AB, Class B	105,936	1,029,068
*	Sedana Medical AB	16,154	33,285
	Sensys Gatso Group AB	13,439	94,822
*Ω	Sinch AB	494,149	1,517,531
*	Sivers Semiconductors AB	158,141	79,492
	Skandinaviska Enskilda Banken AB, Class A	163,787	2,326,125
	Skandinaviska Enskilda Banken AB, Class C	2,134	31,113
#	Skanska AB, Class B	70,625	1,224,609
	SKF AB, Class A	6,538	130,241
	SKF AB, Class B	75,257	1,482,948

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	SkiStar AB	28,609	$359,334
	Solid Forsakring AB	13,245	73,930
	SSAB AB, Class A	127,083	989,407
	SSAB AB, Class B	335,848	2,567,196
*	Stendorren Fastigheter AB	2,929	52,628
*	Stillfront Group AB	430,613	446,263
	Storskogen Group AB, Class B	1,167,454	805,895
	Svedbergs Group AB, Class B	5,412	19,136
	Svenska Cellulosa AB SCA, Class A	4,829	65,875
	Svenska Cellulosa AB SCA, Class B	100,075	1,362,413
#	Svenska Handelsbanken AB, Class A	134,462	1,449,545
#	Svenska Handelsbanken AB, Class B	4,398	58,794
	Sweco AB, Class B	28,288	331,593
#	Swedbank AB, Class A	78,181	1,593,171
*	Swedish Orphan Biovitrum AB	21,156	593,809
	Synsam AB	39,071	173,820
	Systemair AB	55,101	395,824
	Tele2 AB, Class B	78,518	669,448
#	Telefonaktiebolaget LM Ericsson, Class A	3,076	16,952
	Telefonaktiebolaget LM Ericsson, Class B	260,059	1,441,631
#	Telia Co. AB	775,558	2,000,297
	Tethys Oil AB	30,538	120,323
*	TF Bank AB	4,223	70,767
Ω	Thule Group AB	14,968	380,862
	Trelleborg AB, Class B	26,253	799,067
	Troax Group AB	16,507	358,607
*	Truecaller AB, Class B	61,959	183,196
	VBG Group AB, Class B	13,127	323,002
	Vitec Software Group AB, Class B	3,696	205,297
	Vitrolife AB	14,595	240,283
	Volati AB	14,187	154,982
	Volvo AB, Class A	17,854	438,943
	Volvo AB, Class B	151,957	3,641,698
#*	Volvo Car AB, Class B	68,840	179,466
#	Wallenstam AB, Class B	21,952	110,194
	Wihlborgs Fastigheter AB	18,133	162,103
	XANO Industri AB, Class B	8,866	68,018
TOTAL SWEDEN			89,872,852
SWITZERLAND — (7.8%)
	ABB Ltd.	109,354	4,626,965
	Accelleron Industries AG	25,855	827,364
	Adecco Group AG	153,405	6,633,702
	Alcon, Inc.	97,268	7,311,282
	Allreal Holding AG	13,575	2,414,604
	ALSO Holding AG	7,288	2,133,683
*	ams-OSRAM AG	712,817	1,668,303
	APG SGA SA	844	184,984
	Arbonia AG	40,199	465,483
*	Aryzta AG	890,986	1,599,209
	Ascom Holding AG	27,664	235,905
#*	Autoneum Holding AG	4,893	727,061
*	Avolta AG	73,076	2,791,857
	Baloise Holding AG	34,694	5,542,058
	Banque Cantonale de Geneve	1,794	491,412
	Banque Cantonale Vaudoise	26,772	3,427,790
	Barry Callebaut AG	1,085	1,584,759
*	Basilea Pharmaceutica AG	5,038	197,513
	Belimo Holding AG	3,829	1,785,422

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Bell Food Group AG	2,043	$599,033
	Bellevue Group AG	10,612	290,642
	Berner Kantonalbank AG	4,969	1,386,185
	BKW AG	1,602	254,507
	Bossard Holding AG, Class A	6,265	1,499,250
	Bucher Industries AG	7,246	3,069,162
	Burckhardt Compression Holding AG	2,822	1,578,817
	Burkhalter Holding AG	2,362	240,950
	Bystronic AG	1,238	620,312
	Calida Holding AG	5,059	161,148
	Carlo Gavazzi Holding AG	465	168,652
	Cembra Money Bank AG	27,467	2,117,759
	Chocoladefabriken Lindt & Spruengli AG	7	887,313
*	Cicor Technologies Ltd.	1,805	103,532
	Cie Financiere Richemont SA, Class A	35,986	5,345,164
	Cie Financiere Tradition SA	1,356	188,040
	Clariant AG	196,837	2,519,843
	Coltene Holding AG	3,307	217,738
	Comet Holding AG	4,496	1,482,393
	COSMO Pharmaceuticals NV	5,589	414,395
	Daetwyler Holding AG	3,451	701,696
	DKSH Holding AG	32,517	2,275,371
#*	DocMorris AG	4,560	425,407
	dormakaba Holding AG	1,975	989,357
	DSM-Firmenich AG	6,231	658,807
	EFG International AG	129,258	1,659,868
	Emmi AG	1,461	1,530,578
	EMS-Chemie Holding AG	314	237,043
	Energiedienst Holding AG	5,362	248,908
	Feintool International Holding AG	4,612	94,975
	Flughafen Zurich AG	21,469	4,429,612
	Forbo Holding AG	835	981,769
	Fundamenta Real Estate AG	2,571	50,777
Ω	Galenica AG	50,748	4,475,087
*	GAM Holding AG	69,471	29,666
	Geberit AG	3,448	1,984,765
	Georg Fischer AG	70,689	4,731,107
	Givaudan SA	529	2,199,866
	Glarner Kantonalbank	1,766	46,882
*	Gurit Holding AG, Class BR	3,028	263,774
	Helvetia Holding AG	29,697	4,288,854
	Hiag Immobilien Holding AG	1,074	94,355
	Holcim AG	114,677	8,766,996
	Huber & Suhner AG	16,328	1,171,091
	Hypothekarbank Lenzburg AG	6	30,334
	Implenia AG	12,126	430,487
*	Ina Invest Holding AG	1,743	34,698
	Inficon Holding AG	1,096	1,663,591
	Interroll Holding AG	430	1,255,940
	Intershop Holding AG	491	352,284
	Investis Holding SA	2,438	279,273
	Julius Baer Group Ltd.	113,461	6,176,975
	Jungfraubahn Holding AG	3,807	748,767
	Kardex Holding AG	5,196	1,319,693
	Komax Holding AG	3,885	747,082
*	Kudelski SA	29,355	42,349
	Kuehne & Nagel International AG	6,334	2,146,464
	Landis+Gyr Group AG	23,146	1,897,892
	LEM Holding SA	284	648,012

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Liechtensteinische Landesbank AG	15,013	$1,192,406
#	Logitech International SA	53,779	4,494,466
	Lonza Group AG	2,702	1,321,023
	Luzerner Kantonalbank AG	17,799	1,481,076
Ω	Medacta Group SA	3,246	485,772
Ω	Medmix AG	23,281	464,775
	Meier Tobler Group AG	5,366	231,081
	Metall Zug AG, Class B	179	299,419
	Mikron Holding AG	6,484	125,432
	Mobilezone Holding AG	27,329	419,696
	Mobimo Holding AG	9,533	2,816,412
#*	Molecular Partners AG	4,682	22,475
*Ω	Montana Aerospace AG	4,007	78,247
	Nestle SA	110,413	12,581,620
	Novartis AG, Sponsored ADR	111,168	11,502,553
	Novartis AG	23,271	2,406,541
	Novavest Real Estate AG	352	14,252
	OC Oerlikon Corp. AG	129,503	564,353
#*	Orascom Development Holding AG	10,410	57,927
	Orell Fuessli AG	184	15,685
	Orior AG	6,068	468,533
	Partners Group Holding AG	2,214	2,987,073
*	Phoenix Mecano AG	604	322,546
	Plazza AG, Class A	723	258,013
#*Ω	PolyPeptide Group AG	13,862	254,444
	PSP Swiss Property AG	7,620	1,014,199
	Rieter Holding AG	2,247	236,410
	Romande Energie Holding SA	2,225	141,743
*	Sandoz Group AG	4,654	159,616
#	Sandoz Group AG, ADR	22,234	763,835
	Schindler Holding AG	2,290	545,113
	Schweiter Technologies AG	831	455,635
*	Schweizerische Nationalbank	5	23,774
*Ω	Sensirion Holding AG	6,410	533,425
	SFS Group AG	17,605	2,113,649
	SGS SA	12,625	1,166,624
	Siegfried Holding AG	3,728	3,713,639
	SIG Group AG	183,477	3,840,577
	Sika AG	1,591	439,208
	SKAN Group AG	1,523	134,380
	Softwareone Holding AG	46,634	874,040
	Sonova Holding AG	4,773	1,525,434
	St Galler Kantonalbank AG	2,952	1,708,433
	Stadler Rail AG	33,438	1,067,395
	Straumann Holding AG	6,174	937,839
	Sulzer AG	19,275	1,862,008
	Swatch Group AG	9,274	2,177,154
	Swatch Group AG	16,407	746,503
	Swiss Life Holding AG	9,631	6,916,291
	Swiss Prime Site AG	56,955	5,768,707
	Swiss Re AG	77,061	8,823,518
*	Swiss Steel Holding AG	513,876	52,145
	Swisscom AG	14,020	8,387,935
	Swissquote Group Holding SA	10,916	2,739,620
	Temenos AG	22,726	2,312,834
	Thurgauer Kantonalbank	690	95,029
#	Trifork Holding AG	2,102	44,560
	TX Group AG	2,207	332,432
	u-blox Holding AG	6,394	630,172

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#*	UBS Group AG	345,127	$10,327,166
	Valiant Holding AG	14,408	1,725,652
	Varia U.S. Properties AG	756	33,002
Ω	VAT Group AG	5,791	2,695,877
	Vaudoise Assurances Holding SA	863	438,139
	Vetropack Holding AG	10,541	458,557
	Vontobel Holding AG	39,476	2,600,249
	VP Bank AG, Class A	2,858	307,652
	VZ Holding AG	9,592	1,130,027
*	V-ZUG Holding AG	2,035	142,754
	Walliser Kantonalbank	1,792	226,210
	Warteck Invest AG	44	93,394
	Ypsomed Holding AG	2,211	780,457
	Zehnder Group AG	9,149	545,243
	Zug Estates Holding AG, Class B	260	500,064
	Zuger Kantonalbank AG	100	890,994
	Zurich Insurance Group AG	14,535	7,385,081
TOTAL SWITZERLAND			265,334,857
UNITED KINGDOM — (11.6%)
	3i Group PLC	228,043	7,138,872
	4imprint Group PLC	13,580	931,234
*	888 Holdings PLC	21,308	20,744
	abrdn PLC	1,585,953	3,374,012
*	Accesso Technology Group PLC	19,087	132,507
	Accrol Group Holdings PLC	99,960	44,273
	Admiral Group PLC	26,267	835,215
	Advanced Medical Solutions Group PLC	64,762	172,570
	AG Barr PLC	56,249	404,151
Ω	Airtel Africa PLC	503,699	715,348
	AJ Bell PLC	133,958	535,662
Ω	Alfa Financial Software Holdings PLC	37,111	80,871
#	Alliance Pharma PLC	303,543	143,857
	Anglo American PLC	66,159	1,577,077
	Anglo-Eastern Plantations PLC	16,732	147,054
	Antofagasta PLC	36,124	787,331
*	AO World PLC	86,772	99,721
	Argentex Group PLC	35,833	24,957
*	Ascential PLC	236,861	912,331
	Ashmore Group PLC	201,974	540,635
	Ashtead Group PLC	42,023	2,747,963
	Ashtead Technology Holdings PLC	6,425	53,501
#*	ASOS PLC	13,541	63,247
	Associated British Foods PLC	34,468	1,020,920
	AstraZeneca PLC, Sponsored ADR	48,613	3,239,570
	Atalaya Mining PLC	41,293	181,307
*	Auction Technology Group PLC	31,629	218,365
Ω	Auto Trader Group PLC	142,369	1,309,778
	Aviva PLC	464,776	2,537,014
	Avon Rubber PLC	10,708	126,403
	B&M European Value Retail SA	278,741	1,826,790
	Babcock International Group PLC	292,704	1,672,874
	BAE Systems PLC	104,517	1,556,934
Ω	Bakkavor Group PLC	145,601	175,432
	Balfour Beatty PLC	330,754	1,390,855
	Bank of Georgia Group PLC	39,753	1,907,015
#	Barclays PLC, Sponsored ADR	626,038	4,720,327
	Barclays PLC	643,444	1,195,730
	Barratt Developments PLC	544,719	3,712,439

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Beazley PLC	168,553	$1,160,245
	Begbies Traynor Group PLC	26,069	36,146
	Bellway PLC	109,130	3,802,321
	Berkeley Group Holdings PLC	32,278	1,954,584
	Big Technologies PLC	5,099	8,000
	Bloomsbury Publishing PLC	70,695	421,062
	Bodycote PLC	148,548	1,197,758
#*	boohoo Group PLC	427,152	196,387
	BP PLC	1,487,940	8,690,189
	Braemar PLC	15,684	55,902
	Breedon Group PLC	128,128	586,888
Ω	Bridgepoint Group PLC	78,295	266,630
#	British American Tobacco PLC, Sponsored ADR	26,809	793,546
	British American Tobacco PLC	132,090	3,894,489
	Britvic PLC	135,850	1,514,223
	Brooks Macdonald Group PLC	5,338	124,303
	BT Group PLC	3,494,195	4,950,336
	Bunzl PLC	21,838	887,491
	Burberry Group PLC	42,007	691,936
	Burford Capital Ltd.	96,049	1,463,198
	Bytes Technology Group PLC	106,235	881,923
	C&C Group PLC	306,302	594,560
*	Capita PLC	685,708	164,904
	Capital Ltd.	89,535	97,209
	Capricorn Energy PLC	90,503	166,101
*	Card Factory PLC	237,474	280,121
*	Carnival PLC	7,866	118,180
	Carr's Group PLC	10,633	17,135
	Castings PLC	10,259	46,876
	Centamin PLC	1,702,835	2,074,435
	Central Asia Metals PLC	134,416	282,023
	Centrica PLC	3,085,043	5,398,977
	Chemring Group PLC	124,115	551,543
	Chesnara PLC	117,171	389,964
	Clarkson PLC	22,442	1,010,360
	Close Brothers Group PLC	135,667	932,516
Ω	CMC Markets PLC	85,373	146,885
	Coats Group PLC	900,012	817,754
	Coca-Cola HBC AG	21,940	644,965
	Compass Group PLC	23,695	652,649
	Computacenter PLC	40,306	1,472,499
Ω	ConvaTec Group PLC	278,013	846,098
	Costain Group PLC	195,454	168,219
	Cranswick PLC	30,649	1,562,203
	Crest Nicholson Holdings PLC	340,903	900,716
	Croda International PLC	10,768	651,720
	Currys PLC	907,534	567,423
	CVS Group PLC	25,006	533,805
*	Darktrace PLC	23,030	99,858
	DCC PLC	33,370	2,425,976
*Ω	Deliveroo PLC	244,558	363,126
	DFS Furniture PLC	197,410	289,264
	Diageo PLC, Sponsored ADR	2,322	335,134
*	Dialight PLC	11,223	23,521
	Diploma PLC	22,961	946,492
*	Direct Line Insurance Group PLC	712,007	1,519,390
	DiscoverIE Group PLC	57,635	569,002
	Domino's Pizza Group PLC	123,555	545,647
	dotdigital group PLC	73,697	91,154

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Dowlais Group PLC	785,305	$897,063
	Dr Martens PLC	256,863	289,215
	Drax Group PLC	255,511	1,645,708
	DS Smith PLC	1,133,264	4,040,757
	Dunelm Group PLC	58,420	804,734
*	easyJet PLC	83,048	581,422
	Ecora Resources PLC	174,859	200,395
	EKF Diagnostics Holdings PLC	91,324	34,908
*	Elementis PLC	401,720	719,956
	Energean PLC	48,858	587,055
*	EnQuest PLC	1,569,624	256,185
	Entain PLC	53,462	651,187
	Epwin Group PLC	15,000	14,848
	Essentra PLC	202,586	443,834
*††	Evraz PLC	67,028	0
	Experian PLC	53,626	2,232,042
	FDM Group Holdings PLC	46,095	270,615
	Ferrexpo PLC	33,833	37,277
	Firstgroup PLC	685,908	1,444,131
	Foresight Group Holdings Ltd.	2,098	12,051
Ω	Forterra PLC	129,130	269,673
	Foxtons Group PLC	253,365	177,046
*	Frasers Group PLC	104,381	1,067,973
	Fresnillo PLC	26,989	180,521
	Fuller Smith & Turner PLC, Class A	33,736	273,260
*	Fund Technologies PLC	8,922	141,771
*Ω	Funding Circle Holdings PLC	36,033	13,666
	Future PLC	40,135	359,655
	Galliford Try Holdings PLC	141,591	443,234
	Games Workshop Group PLC	14,940	1,871,384
*	Gaming Realms PLC	19,502	8,509
	Gamma Communications PLC	39,012	590,066
	GB Group PLC	137,297	488,848
*	Gem Diamonds Ltd.	27,930	3,989
	Genel Energy PLC	120,215	110,189
	Genuit Group PLC	170,410	911,334
*	Georgia Capital PLC	33,216	471,736
	Glencore PLC	873,439	4,621,331
*Ω	Global Ports Holding PLC	2,501	6,530
	Gooch & Housego PLC	17,542	140,416
	Goodwin PLC	286	19,814
	Grafton Group PLC	179,243	2,202,775
	Grainger PLC	635,082	2,109,034
*	Greencore Group PLC	360,176	464,807
	Greggs PLC	68,837	2,318,795
*	Griffin Mining Ltd.	37,665	46,490
	GSK PLC	104,585	2,068,462
	GSK PLC, Sponsored ADR	24,869	980,849
	Gulf Keystone Petroleum Ltd.	209,319	277,554
	Gulf Marine Services PLC	275,552	56,190
*Ω	Gym Group PLC	103,908	140,002
	H&T Group PLC	19,362	91,211
	Haleon PLC	16,968	68,920
	Haleon PLC, ADR	77,488	635,402
	Halfords Group PLC	226,500	512,257
	Halma PLC	17,896	495,345
	Harbour Energy PLC	343,236	1,206,348
	Hargreaves Lansdown PLC	163,382	1,576,541
	Hargreaves Services PLC	16,009	96,219

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Harworth Group PLC	110,532	$186,894
	Hays PLC	720,134	896,103
	Headlam Group PLC	57,641	150,504
	Helical PLC	131,806	341,182
*	Helios Towers PLC	206,248	206,151
	Henry Boot PLC	84,865	203,352
	Hikma Pharmaceuticals PLC	44,985	1,097,501
	Hill & Smith PLC	66,958	1,584,937
	Hilton Food Group PLC	37,061	367,740
	Hiscox Ltd.	171,383	2,249,344
*	Hochschild Mining PLC	303,810	399,429
	Hollywood Bowl Group PLC	144,520	547,196
*Ω	Hostelworld Group PLC	38,772	70,971
	Howden Joinery Group PLC	291,182	2,948,766
	HSBC Holdings PLC	160,618	1,254,058
#	HSBC Holdings PLC, Sponsored ADR	320,826	12,618,087
	Hunting PLC	135,364	562,137
Ω	Ibstock PLC	237,487	459,629
	IDOX PLC	95,089	80,657
	IG Group Holdings PLC	227,840	2,047,401
	IMI PLC	116,217	2,464,913
	Impax Asset Management Group PLC	37,663	258,940
	Imperial Brands PLC	121,204	2,909,517
	Inchcape PLC	342,938	2,952,953
*	Indivior PLC	95,842	1,679,940
	Informa PLC	79,221	778,073
	IntegraFin Holdings PLC	160,767	599,553
	InterContinental Hotels Group PLC, ADR	4,801	457,318
	InterContinental Hotels Group PLC	7,891	747,646
	Intermediate Capital Group PLC	79,330	1,788,500
*	International Distributions Services PLC	684,190	2,392,200
	International Personal Finance PLC	206,178	314,094
	Intertek Group PLC	21,290	1,208,435
	Investec PLC	210,237	1,368,751
	iomart Group PLC	63,484	118,418
	IP Group PLC	977,637	645,971
#*	IQE PLC	537,971	135,590
	ITV PLC	2,332,839	1,767,033
*	IWG PLC	340,559	807,054
*	J D Wetherspoon PLC	54,989	584,379
	J Sainsbury PLC	1,121,075	3,827,529
*	James Fisher & Sons PLC	40,986	175,839
	James Halstead PLC	86,598	215,986
	JD Sports Fashion PLC	540,948	799,366
	JET2 PLC	32,832	553,115
*	John Wood Group PLC	623,717	1,236,543
	Johnson Matthey PLC	100,576	2,067,436
	Johnson Service Group PLC	276,930	513,431
	Jupiter Fund Management PLC	300,245	300,552
*Ω	Just Eat Takeaway.com NV	36,073	543,367
	Just Group PLC	955,070	1,029,105
	Kainos Group PLC	43,100	625,563
	Keller Group PLC	80,369	890,236
*	Kier Group PLC	365,220	591,527
*	Kin & Carta PLC	109,862	188,881
	Kingfisher PLC	1,094,061	3,041,845
	Knights Group Holdings PLC	21,763	35,820
	Lancashire Holdings Ltd.	204,562	1,571,780
	Legal & General Group PLC	494,866	1,591,708

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Liontrust Asset Management PLC	39,029	$308,063
	Lloyds Banking Group PLC	5,237,575	2,807,630
	Lloyds Banking Group PLC, ADR	328,830	693,831
	Lok'nStore Group PLC	6,359	65,383
	London Investment Group PLC	13,255	60,008
	London Stock Exchange Group PLC	11,595	1,311,578
	LSL Property Services PLC	48,154	160,963
Ω	Luceco PLC	28,120	48,986
	M&G PLC	1,131,708	3,199,754
	Macfarlane Group PLC	112,976	180,820
	Man Group PLC	1,062,578	3,176,856
	Marks & Spencer Group PLC	1,284,526	4,013,239
	Marshalls PLC	109,256	387,694
*	Marston's PLC	605,029	240,882
	Me Group International PLC	170,944	274,676
	Mears Group PLC	117,990	513,124
	Melrose Industries PLC	684,544	5,102,240
#*	Metro Bank Holdings PLC	101,058	45,776
	Midwich Group PLC	1,697	8,127
*	Mitchells & Butlers PLC	337,306	1,107,483
	Mitie Group PLC	727,166	947,493
	MJ Gleeson PLC	44,352	263,319
	Mobico Group PLC	385,828	417,511
	Mondi PLC	75,345	1,350,146
	Moneysupermarket.com Group PLC	283,584	914,987
	Morgan Advanced Materials PLC	215,716	738,781
	Morgan Sindall Group PLC	37,370	1,068,708
*	Motorpoint group PLC	10,781	14,300
	MP Evans Group PLC	11,690	112,500
	NatWest Group PLC	1,179,854	3,329,711
	NatWest Group PLC, Sponsored ADR	4,319	24,705
	NCC Group PLC	169,006	259,049
*Ω	Network International Holdings PLC	5,996	29,404
	Next 15 Group PLC	44,684	514,459
	Next PLC	12,595	1,344,598
#*	Nexxen International Ltd.	9,296	24,126
*	Nexxen International Ltd., ADR	13,160	66,063
	Ninety One PLC	211,047	469,988
	Norcros PLC	59,806	143,628
*	Ocado Group PLC	43,379	297,142
*Ω	On the Beach Group PLC	95,656	180,459
	OSB Group PLC	273,493	1,556,251
	Oxford Instruments PLC	26,479	740,230
	Pagegroup PLC	211,016	1,225,778
	Pan African Resources PLC	1,311,318	298,741
#*	Pantheon Resources PLC	319,673	105,684
	Paragon Banking Group PLC	264,262	2,353,671
	PayPoint PLC	20,194	139,983
	Pearson PLC	8,619	105,736
#	Pearson PLC, Sponsored ADR	83,518	1,020,590
*	Pendragon PLC	985,067	452,765
	Pennon Group PLC	48,637	433,047
	Persimmon PLC	270,973	4,990,809
*	Petra Diamonds Ltd.	99,085	67,509
#*	Petrofac Ltd.	42,749	16,554
	Pets at Home Group PLC	385,996	1,367,052
	Pharos Energy PLC	192,876	52,389
	Phoenix Group Holdings PLC	243,633	1,555,507
*	Phoenix Spree Deutschland Ltd.	7,891	17,826

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Playtech PLC	191,755	$1,076,056
	Plus500 Ltd.	70,396	1,592,137
	Polar Capital Holdings PLC	54,404	312,684
	Porvair PLC	10,071	84,134
	PPHE Hotel Group Ltd.	12,613	196,672
	Premier Foods PLC	912,815	1,636,809
	Prudential PLC, ADR	20,147	416,640
	Prudential PLC	25,712	264,128
*	PureTech Health PLC	72,931	182,897
*	PureTech Health PLC, ADR	308	7,919
	PZ Cussons PLC	137,253	231,701
	QinetiQ Group PLC	337,891	1,525,991
Ω	Quilter PLC	1,242,696	1,650,313
*	Rank Group PLC	159,082	141,387
	Rathbones Group PLC	18,775	392,745
*††	Raven Property Group Ltd.	76,713	0
	Reach PLC	529,667	413,170
	Reckitt Benckiser Group PLC	23,499	1,698,999
	Record PLC	68,105	60,462
	Redde Northgate PLC	218,287	980,127
	Redrow PLC	251,666	1,911,788
	RELX PLC, Sponsored ADR	18,159	750,875
	RELX PLC	1,141	47,065
	Renew Holdings PLC	43,749	488,000
*	Renewi PLC	68,398	507,903
	Renishaw PLC	7,296	322,678
*	Renold PLC	12,120	6,395
	Rentokil Initial PLC	224,538	1,156,314
	RHI Magnesita NV	5,863	248,282
	Ricardo PLC	40,535	218,941
	Rightmove PLC	134,417	951,292
	Rio Tinto PLC	7,021	485,990
	Rio Tinto PLC, Sponsored ADR	73,351	5,081,024
	Robert Walters PLC	41,421	229,340
*	Rockhopper Exploration PLC	188,865	26,536
*	Rolls-Royce Holdings PLC	121	459
	Rotork PLC	275,318	1,085,332
	RS Group PLC	85,017	842,430
	RWS Holdings PLC	240,856	727,690
	S&U PLC	911	23,710
*	S4 Capital PLC	102,501	57,154
Ω	Sabre Insurance Group PLC	122,675	239,714
*	Saga PLC	93,780	162,121
	Sage Group PLC	70,743	1,053,216
*	Savannah Energy PLC	548,390	182,431
	Savills PLC	93,815	1,198,352
	Schroders PLC	180,895	925,479
	Secure Trust Bank PLC	14,943	131,920
	Senior PLC	277,153	554,878
	Serco Group PLC	812,170	1,772,269
	Serica Energy PLC	84,391	225,558
	Severfield PLC	294,058	221,853
	Severn Trent PLC	21,283	699,594
	Shell PLC	74,667	2,314,849
	Shell PLC, ADR	404,410	25,441,433
*	SIG PLC	517,524	214,716
*	Sigmaroc PLC	228,265	188,406
	Sirius Real Estate Ltd.	448,093	514,621
	Smart Metering Systems PLC	56,635	683,009

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Smith & Nephew PLC, Sponsored ADR	3,930	$110,158
	Smith & Nephew PLC	40,935	572,476
	Smiths Group PLC	46,644	955,905
	Softcat PLC	59,464	1,085,406
*	SolGold PLC	336,778	33,458
	Spectris PLC	19,410	903,602
	Speedy Hire PLC	486,061	173,688
	Spirax-Sarco Engineering PLC	6,299	792,797
Ω	Spire Healthcare Group PLC	283,006	848,158
	Spirent Communications PLC	234,685	350,094
	SSE PLC	53,075	1,130,388
*	SSP Group PLC	330,404	940,322
	St. James's Place PLC	37,073	305,196
	Standard Chartered PLC	478,302	3,614,787
	SThree PLC	84,180	435,592
	Strix Group PLC	10,709	9,773
*††	Studio Retail Group PLC	41,980	0
*	Synthomer PLC	79,786	159,309
	Tate & Lyle PLC	142,752	1,126,439
	Tatton Asset Management PLC	1,745	11,735
	Taylor Wimpey PLC	2,689,673	5,021,597
	TBC Bank Group PLC	37,375	1,378,591
	TClarke PLC	5,747	9,385
	Team Internet Group PLC	38,342	66,901
	Telecom Plus PLC	43,906	806,828
	Tesco PLC	856,362	3,103,130
*	THG PLC	534,312	445,542
Ω	TI Fluid Systems PLC	230,180	417,416
	Topps Tiles PLC	105,193	60,037
	TP ICAP Group PLC	681,270	1,614,107
	Travis Perkins PLC	189,738	1,892,564
	Trifast PLC	54,646	48,657
	TT Electronics PLC	165,333	305,154
#*	Tullow Oil PLC	668,973	262,207
	Tyman PLC	134,473	520,967
	Ultimate Products PLC	14,356	28,013
	United Utilities Group PLC	33,126	446,166
	Vanquis Banking Group PLC	140,961	210,889
	Vertu Motors PLC	300,751	251,211
	Vesuvius PLC	250,519	1,508,398
#*	Victoria PLC	5,516	19,492
	Victrex PLC	13,838	238,267
	Videndum PLC	36,341	151,223
	Virgin Money U.K. PLC	1,015,749	2,006,179
	Vistry Group PLC	293,385	3,711,115
	Vodafone Group PLC	6,364,452	5,410,678
	Vodafone Group PLC, Sponsored ADR	52,953	455,397
	Volex PLC	38,790	155,409
	Volution Group PLC	82,717	452,867
	Vp PLC	2,603	19,699
*Ω	Watches of Switzerland Group PLC	117,053	551,255
	Watkin Jones PLC	116,686	73,292
	Weir Group PLC	51,445	1,182,510
	WH Smith PLC	63,838	975,523
	Whitbread PLC	58,600	2,656,217
	Wickes Group PLC	230,858	458,057
	Wincanton PLC	81,952	448,074
*	Wise PLC, Class A	12,334	125,806
	WPP PLC	81,356	786,752

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Xaar PLC	64,800	$80,672
	XPS Pensions Group PLC	53,960	141,548
	Young & Co.'s Brewery PLC	3,722	35,199
#	Young & Co.'s Brewery PLC, Class A	24,154	314,094
	Zotefoams PLC	2,560	12,340
TOTAL UNITED KINGDOM			394,778,930
UNITED STATES — (0.3%)
	ADTRAN Holdings, Inc.	61,428	384,309
	CRH PLC	52,995	3,802,921
	Diversified Energy Co. PLC	43,714	504,174
	Ferguson PLC	6,976	1,304,343
	Newmont Corp., CDI	94,156	3,231,712
	Noble Corp. PLC	3,155	138,204
TOTAL UNITED STATES			9,365,663
TOTAL COMMON STOCKS			3,281,140,374
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 9.425%	11,102	1,084,782
	Draegerwerk AG & Co. KGaA, 0.401%	8,685	446,421
#	Einhell Germany AG, 1.871%	1,540	258,816
	FUCHS SE, 2.629%	40,107	1,758,031
	Henkel AG & Co. KGaA, 2.615%	11,249	862,332
	Jungheinrich AG, 2.184%	31,156	1,048,692
	Porsche Automobil Holding SE, 5.510%	33,026	1,648,789
	Sartorius AG, 0.422%	1,860	678,533
	Sixt SE, 9.669%	14,812	1,014,401
	STO SE & Co. KGaA, 3.439%	2,398	378,822
	Villeroy & Boch AG, 6.667%	6,471	125,876
	Volkswagen AG, 7.324%	33,506	4,309,375
TOTAL GERMANY			13,614,870
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	34,868	858
*	Black Cat Syndicate Ltd. Warrants 11/14/2025	2,760	131
*	Highfield Resources Ltd. Warrants 06/19/2024	1,593	0
*	Panoramic Resources Ltd. Warrants 09/16/2024	206,091	0
*	Rex Minerals Ltd. Rights 02/07/2024	16,915	0
TOTAL AUSTRALIA			989
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	14,098	0
*††	S Immo AG Rights	19,003	0
*	Strabag SE Rights	13,090	0
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	1,092	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	10,221	0
JAPAN — (0.0%)
*	Japan Investment Adviser Co. Ltd. Rights 03/08/2024	3,500	12,509

International Vector Equity Portfolio
CONTINUED
		Shares	Value»

NETHERLANDS — (0.0%)
#*	Avantium NV Rights 02/08/2024	12,879	$3,215
SINGAPORE — (0.0%)
*	Dyna-Mac Holdings Ltd. Warrants 10/22/2024	45,900	3,182
*	Ezion Holdings Ltd. Warrants	926,726	0
TOTAL SINGAPORE			3,182
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/02/2024	50,618	23,194
TOTAL RIGHTS/WARRANTS			43,089
TOTAL INVESTMENT SECURITIES (Cost $2,505,998,635)			3,294,798,333

			Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@§	The DFA Short Term Investment Fund	9,387,235	108,591,532
TOTAL INVESTMENTS — (100.0%)
(Cost $2,614,588,286)^^			$3,403,389,865
As of January 31, 2024, International Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	109	03/15/24	$25,589,054	$26,544,225	$955,171
Total Futures Contracts			$25,589,054	$26,544,225	$955,171
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,349,664	$210,492,785	$27,501	$214,869,950
Austria	—	21,005,727	—	21,005,727
Belgium	8,078,126	40,665,482	—	48,743,608
Canada	343,914,249	916,565	—	344,830,814
China	1,012,009	248,638	—	1,260,647
Denmark	—	96,347,492	—	96,347,492
Finland	—	52,106,267	—	52,106,267
France	431,537	259,075,118	—	259,506,655
Germany	4,966,564	203,829,362	—	208,795,926
Hong Kong	—	51,881,094	36,782	51,917,876
Ireland	—	20,957,205	—	20,957,205
Israel	1,551,627	25,163,262	—	26,714,889
Italy	3,036,662	99,593,289	—	102,629,951
Japan	11,179,360	787,112,238	—	798,291,598
Netherlands	13,326,446	99,637,687	—	112,964,133
New Zealand	11,146	10,860,504	—	10,871,650
Norway	239,085	30,636,557	—	30,875,642
Portugal	—	12,154,881	—	12,154,881

International Vector Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	—	$31,299,210	$110,426	$31,409,636
Spain	$1,402,784	74,130,741	—	75,533,525
Sweden	46,101	89,826,751	—	89,872,852
Switzerland	24,202,154	241,132,703	—	265,334,857
United Kingdom	59,199,014	335,579,916	—	394,778,930
United States	3,802,921	5,562,742	—	9,365,663
Preferred Stocks
Germany	—	13,614,870	—	13,614,870
Rights/Warrants
Australia	—	989	—	989
Japan	—	12,509	—	12,509
Netherlands	—	3,215	—	3,215
Singapore	—	3,182	—	3,182
Spain	—	23,194	—	23,194
Securities Lending Collateral	—	108,591,532	—	108,591,532
Futures Contracts**	955,171	—	—	955,171
TOTAL	$481,704,620	$2,922,465,707	$174,709^	$3,404,345,036
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$157,398,864
Investment in Dimensional Emerging Markets Value Fund		77,194,655
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,054,592	22,051,512
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $210,557,572)^^		$256,645,031
Summary of the Portfolio’s investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$256,645,031	—	—	$256,645,031
TOTAL	$256,645,031	—	—	$256,645,031

World ex U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.8%)
AUSTRALIA — (5.0%)
*	29Metals Ltd.	28,529	$6,280
	A2B Australia Ltd.	25,878	24,248
	Accent Group Ltd.	114,524	150,462
	Acrow Ltd.	32,063	22,178
#	Adairs Ltd.	35,711	39,534
*	Adbri Ltd.	118,604	235,916
*	Ainsworth Game Technology Ltd.	37,289	33,116
*	Alkane Resources Ltd.	119,817	44,634
*	Alliance Aviation Services Ltd.	17,216	37,698
*	Alumina Ltd.	298,685	224,705
#*	AMA Group Ltd.	304,250	14,078
	AMP Ltd.	657,343	398,659
	Ampol Ltd.	14,889	352,162
	Ansell Ltd.	37,614	591,586
#*	Appen Ltd.	73,976	15,529
#	ARN Media Ltd.	46,336	30,243
	AUB Group Ltd.	10,850	215,916
*	Aurelia Metals Ltd.	386,915	29,007
	Aurizon Holdings Ltd.	443,295	1,092,736
*	Aussie Broadband Ltd.	17,848	44,684
	Austal Ltd.	102,095	135,443
*	Austin Engineering Ltd.	125,433	32,272
*	Australian Agricultural Co. Ltd.	93,256	89,067
*	Australian Strategic Materials Ltd.	16,424	11,161
*	Australian Vintage Ltd.	49,798	12,211
	Auswide Bank Ltd.	12,593	42,597
	AVJennings Ltd.	29,896	6,265
	Baby Bunting Group Ltd.	10,539	10,900
#	Bank of Queensland Ltd.	190,348	747,299
	Bapcor Ltd.	123,099	450,605
	Base Resources Ltd.	198,144	20,727
*	BCI Minerals Ltd.	184,277	33,074
	Beach Energy Ltd.	488,606	524,341
	Beacon Minerals Ltd.	563,983	9,260
	Bega Cheese Ltd.	86,735	211,381
	Bell Financial Group Ltd.	35,130	30,154
	Bendigo & Adelaide Bank Ltd.	152,298	973,022
	BlueScope Steel Ltd.	105,930	1,617,372
*	Boral Ltd.	70,875	244,265
#*	Bravura Solutions Ltd.	108,238	58,089
	Brickworks Ltd.	21,859	417,246
	Capitol Health Ltd.	168,805	28,140
	Capral Ltd.	4,333	28,105
	Cedar Woods Properties Ltd.	19,289	61,170
	Challenger Ltd.	143,343	608,087
	Champion Iron Ltd.	70,529	386,924
	Cleanaway Waste Management Ltd.	145,883	246,970
	ClearView Wealth Ltd.	27,271	10,698
#	Coast Entertainment Holdings Ltd.	97,301	29,517
	Collins Foods Ltd.	25,160	197,252
#*	Cooper Energy Ltd.	866,643	73,439
Ω	Coronado Global Resources, Inc., CDI	26,935	28,650
	Corporate Travel Management Ltd.	20,244	267,790
	Costa Group Holdings Ltd.	121,201	252,170
	CSR Ltd.	129,917	585,012

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Domain Holdings Australia Ltd.	57,445	$124,652
	Downer EDI Ltd.	204,703	557,498
	Eagers Automotive Ltd.	5,721	52,753
*	Earlypay Ltd.	25,704	4,211
	Elanor Investor Group	28,014	24,119
	Elders Ltd.	49,626	289,906
#	Emeco Holdings Ltd.	101,496	41,745
#*	EML Payments Ltd.	118,962	68,892
	Endeavour Group Ltd.	113,795	416,460
	EQT Holdings Ltd.	7,323	131,970
	Eureka Group Holdings Ltd.	41,897	12,749
	Euroz Hartleys Group Ltd.	33,893	19,528
	Evolution Mining Ltd.	336,972	705,870
	EVT Ltd.	26,365	215,079
*	Experience Co. Ltd.	55,953	6,968
	Fenix Resources Ltd.	55,372	9,606
*	Finbar Group Ltd.	36,407	16,783
*	FleetPartners Group Ltd.	87,968	175,661
	Fleetwood Ltd.	26,550	30,182
	G8 Education Ltd.	273,689	189,484
*	Genesis Minerals Ltd.	60,521	64,157
#*	Genex Power Ltd.	204,048	23,432
	Gold Road Resources Ltd.	255,374	252,322
*	Good Drinks Australia Ltd.	8,765	2,171
	GrainCorp Ltd., Class A	64,503	338,892
	Grange Resources Ltd.	55,647	17,172
	GUD Holdings Ltd.	41,227	327,243
	GWA Group Ltd.	67,545	100,511
	Harvey Norman Holdings Ltd.	166,956	479,800
*	Healius Ltd.	319,717	287,634
	Helia Group Ltd.	111,378	358,147
	Helloworld Travel Ltd.	5,910	9,399
	Horizon Oil Ltd.	246,669	24,055
	Iluka Resources Ltd.	101,280	473,037
	Imdex Ltd.	92,503	102,062
	Incitec Pivot Ltd.	529,948	925,491
	Insignia Financial Ltd.	174,848	242,783
#	Integral Diagnostics Ltd.	48,369	62,562
	IVE Group Ltd.	53,279	75,717
	Jupiter Mines Ltd.	301,697	36,389
*	Karoon Energy Ltd.	209,533	263,628
	Kelsian Group Ltd.	23,547	109,517
	Lendlease Corp. Ltd.	167,420	803,697
	Lindsay Australia Ltd.	41,456	29,466
#	MA Financial Group Ltd.	25,885	98,633
#	Maas Group Holdings Ltd.	18,477	48,830
#	Macmahon Holdings Ltd.	268,775	30,696
	Magellan Financial Group Ltd.	42,459	248,869
	MaxiPARTS Ltd.	15,261	24,229
*	Mayne Pharma Group Ltd.	20,830	71,392
#	McPherson's Ltd.	30,963	11,663
#*	Mesoblast Ltd.	10,667	1,836
#*	Metals X Ltd.	140,780	27,014
	Michael Hill International Ltd.	60,880	33,300
*	MMA Offshore Ltd.	94,336	127,864
	Monash IVF Group Ltd.	136,070	127,896
*	Mount Gibson Iron Ltd.	122,211	42,210
	Myer Holdings Ltd.	222,090	98,283
	MyState Ltd.	30,987	67,255

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	New Hope Corp. Ltd.	149,079	$521,425
	Nickel Industries Ltd.	470,938	241,356
	Nine Entertainment Co. Holdings Ltd.	351,345	450,774
	NRW Holdings Ltd.	115,605	204,285
	Nufarm Ltd.	122,249	440,660
*	Nuix Ltd.	45,051	45,614
*	OFX Group Ltd.	37,968	37,825
	OM Holdings Ltd.	28,351	8,555
*	Omni Bridgeway Ltd.	55,221	48,139
	oOh!media Ltd.	57,817	60,349
	Paragon Care Ltd.	97,452	13,698
	Peet Ltd.	121,341	97,628
*	Peninsula Energy Ltd.	171,381	14,470
#	PeopleIN Ltd.	9,866	7,843
*	Perenti Ltd.	256,008	136,145
	Perpetual Ltd.	26,346	443,348
	Perseus Mining Ltd.	369,302	434,853
*	PEXA Group Ltd.	38,288	286,125
	Platinum Asset Management Ltd.	65,435	50,121
	Premier Investments Ltd.	24,631	448,461
	Probiotec Ltd.	6,809	12,667
#	Propel Funeral Partners Ltd.	10,928	38,202
	QANTM Intellectual Property Ltd.	10,224	7,267
	Qube Holdings Ltd.	416,478	885,455
	Ramelius Resources Ltd.	378,205	392,831
*	Red 5 Ltd.	51,318	10,526
*	Regional Express Holdings Ltd.	9,110	5,439
*	Regis Resources Ltd.	244,070	332,879
	Reject Shop Ltd.	9,918	35,222
	Reliance Worldwide Corp. Ltd.	190,448	520,703
*	Resolute Mining Ltd.	622,412	174,846
	Ridley Corp. Ltd.	73,183	133,726
*	Sandfire Resources Ltd.	189,549	890,802
*	Select Harvests Ltd.	43,563	105,926
#	Servcorp Ltd.	4,163	9,008
#	Service Stream Ltd.	215,920	131,576
	Seven Group Holdings Ltd.	20,560	481,209
*	Seven West Media Ltd.	208,569	35,406
	SG Fleet Group Ltd.	19,134	30,091
	Shaver Shop Group Ltd.	17,609	13,649
	Sigma Healthcare Ltd.	518,155	350,024
*	Silver Lake Resources Ltd.	262,048	206,221
	Sims Ltd.	47,006	440,288
	Southern Cross Electrical Engineering Ltd.	64,303	39,497
#	Southern Cross Media Group Ltd.	97,760	65,840
	Spartan Resources Ltd.	98,242	29,400
*††	SpeedCast International Ltd.	40,831	0
	SRG Global Ltd.	99,847	44,902
*	St Barbara Ltd.	241,440	26,776
*	Star Entertainment Group Ltd.	673,681	244,462
	Sunland Group Ltd.	37,093	1,776
	Super Retail Group Ltd.	46,298	477,804
*	Superloop Ltd.	189,230	87,176
#*	Syrah Resources Ltd.	88,452	23,810
	Tabcorp Holdings Ltd.	629,505	327,036
*††	Ten Sixty Four Ltd.	76,973	5,555
#	Terracom Ltd.	96,200	19,410
	TPG Telecom Ltd.	16,111	55,452
*	Tuas Ltd.	29,329	61,345

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
Ω	Viva Energy Group Ltd.	244,761	$557,532
*	West African Resources Ltd.	281,064	178,147
*	Westgold Resources Ltd.	148,073	213,617
	Whitehaven Coal Ltd.	227,209	1,242,094
*††	Wiluna Mining Corp. Ltd.	13,267	331
	Worley Ltd.	60,696	582,895
	Yancoal Australia Ltd.	83,446	325,529
TOTAL AUSTRALIA			35,493,439
AUSTRIA — (0.6%)
	Addiko Bank AG	2,488	39,353
	Agrana Beteiligungs AG	3,056	46,436
	AT&S Austria Technologie & Systemtechnik AG	1,656	40,006
Ω	BAWAG Group AG	16,159	831,971
	Erste Group Bank AG	16,335	703,686
*	Eurotelesites AG	5,007	21,031
*	Lenzing AG	480	15,992
	Porr Ag	4,003	56,166
	Raiffeisen Bank International AG	35,341	736,833
	Semperit AG Holding	1,695	26,568
	Strabag SE	383	17,932
	Strabag SE	763	35,509
	Telekom Austria AG	20,028	174,330
	UBM Development AG	983	23,384
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,137	258,245
	voestalpine AG	27,777	826,413
	Zumtobel Group AG	5,267	34,208
TOTAL AUSTRIA			3,888,063
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	6,826	1,141,342
	Ageas SA	52,470	2,254,740
*	AGFA-Gevaert NV	56,737	77,105
	Atenor	3,523	25,027
	Bekaert SA	12,618	615,418
	bpost SA	31,716	129,549
	Cie d'Entreprises CFE	2,176	19,211
	Colruyt Group NV	12,680	579,324
	Deceuninck NV	26,971	65,961
	Deme Group NV	1,918	240,707
	Econocom Group SA	31,122	79,066
	Euronav NV	6,488	114,221
	Greenyard NV	6,487	38,711
#	Immobel SA	1,012	30,359
	Jensen-Group NV	940	33,138
*	Ontex Group NV	29,953	236,679
	Proximus SADP	48,215	457,528
	Recticel SA	2,908	35,952
	Roularta Media Group NV	1,025	14,002
	Sipef NV	1,661	88,263
	Solvay SA	10,559	288,773
*	Syensqo SA	10,559	941,303
	Tessenderlo Group SA	1,183	33,864
	Umicore SA	5,288	120,283
	VGP NV	1,080	126,672
	Viohalco SA	1,948	13,588
	What's Cooking BV	159	10,489
TOTAL BELGIUM			7,811,275

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (1.3%)
*	3R Petroleum Oleo E Gas SA	25,832	$142,758
*	Anima Holding SA	67,400	59,722
	Atacadao SA	40,602	85,311
	Bemobi Mobile Tech SA	9,900	24,438
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,721	48,385
*	BRF SA	191,301	538,642
	Brisanet Participacoes SA	14,200	8,799
*	C&A Modas SA	27,200	40,078
	Camil Alimentos SA	30,200	54,129
	Cia Brasileira de Aluminio	21,000	17,039
*	Cia Brasileira de Distribuicao	36,914	29,132
	Cia Siderurgica Nacional SA	100,042	358,014
	Cielo SA	226,786	227,500
*	CM Hospitalar SA	9,600	19,571
*	Cogna Educacao SA	369,821	217,963
*	Construtora Tenda SA	19,583	39,368
	Cruzeiro do Sul Educacional SA	21,800	17,513
	CSU Digital SA	11,000	41,274
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	61,218	276,287
Ω	Desktop SA	8,400	21,058
	Dexco SA	65,428	102,215
*	Diagnosticos da America SA	34,877	56,669
	Dimed SA Distribuidora da Medicamentos	12,800	32,217
	Direcional Engenharia SA	5,900	25,949
*	Embraer SA	132,397	608,753
	Empreendimentos Pague Menos SA	50,005	31,894
	Enauta Participacoes SA	32,038	122,348
	Eternit SA	6,900	10,473
	Even Construtora e Incorporadora SA	18,597	28,077
	Ez Tec Empreendimentos e Participacoes SA	23,735	73,968
	Fleury SA	34,717	114,009
*	Gafisa SA	10,803	30,722
	Gerdau SA, Sponsored ADR	87,229	368,979
	Grendene SA	57,000	77,888
	Grupo Casas Bahia SA	2,799	4,458
	Grupo De Moda Soma SA	91,772	146,705
*	Grupo Mateus SA	65,684	91,213
	Grupo SBF SA	15,337	40,893
*	Guararapes Confeccoes SA	17,200	18,296
*Ω	Hapvida Participacoes e Investimentos SA	659,595	516,557
*	Hidrovias do Brasil SA	122,297	92,073
	Hospital Mater Dei SA	7,300	9,754
*	International Meal Co. Alimentacao SA, Class A	30,475	10,826
	Iochpe Maxion SA	23,426	58,726
*	IRB-Brasil Resseguros SA	12,089	99,455
	Jalles Machado SA	18,054	26,929
	JHSF Participacoes SA	89,076	85,221
	JSL SA	17,000	37,470
	Lavvi Empreendimentos Imobiliarios SA	19,500	30,503
	Lojas Renner SA	112,013	362,871
Ω	LWSA SA	67,476	74,362
	M Dias Branco SA	6,500	50,248
*	Magazine Luiza SA	24,425	10,353
	Marcopolo SA	31,900	39,920
	Marfrig Global Foods SA	23,935	45,460
*Ω	Meliuz SA	6,060	9,186
	Melnick Even Desenvolvimento Imobiliario SA	13,300	11,704
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	8,300	8,175
*	Moura Dubeux Engenharia SA	11,800	28,057

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Movida Participacoes SA	26,076	$48,790
*	MPM Corporeos SA	37,700	8,142
*	MRV Engenharia e Participacoes SA	71,200	113,244
*	Natura & Co. Holding SA	158,692	512,488
*	Oceanpact Servicos Maritimos SA	6,900	8,356
	Pet Center Comercio e Participacoes SA	77,015	50,987
	Petroreconcavo SA	22,366	104,056
	Porto Seguro SA	36,269	195,313
	Positivo Tecnologia SA	18,900	27,390
	Qualicorp Consultoria e Corretora de Seguros SA	22,400	9,856
	Romi SA	9,417	25,090
*	Sao Carlos Empreendimentos e Participacoes SA	6,400	36,997
*Ω	Ser Educacional SA	8,100	10,382
	SLC Agricola SA	34,730	133,890
	TIM SA	142,183	497,629
	Tres Tentos Agroindustrial SA	18,600	41,372
	Trisul SA	16,000	15,501
	Tupy SA	19,896	106,339
	Ultrapar Participacoes SA	118,039	671,153
	Usinas Siderurgicas de Minas Gerais SA Usiminas	18,600	32,662
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,600	39,780
	Vibra Energia SA	131,946	632,512
	Wilson Sons SA	7,764	26,406
	YDUQS Participacoes SA	16,163	62,898
*	Zamp SA	35,600	35,784
TOTAL BRAZIL			9,307,574
CANADA — (7.5%)
*	5N Plus, Inc.	32,502	88,480
	Acadian Timber Corp.	3,300	39,813
	ADENTRA, Inc.	5,960	140,350
*	Advantage Energy Ltd.	96,400	632,413
	Aecon Group, Inc.	18,709	192,315
	Africa Oil Corp.	96,814	182,186
	AGF Management Ltd., Class B	22,400	128,290
*	Aimia, Inc.	17,503	42,962
	AirBoss of America Corp.	4,810	15,420
	Alamos Gold, Inc., Class A	116,924	1,415,848
	Alaris Equity Partners Income	11,300	140,026
	Algoma Central Corp.	3,700	42,299
	AltaGas Ltd.	73,260	1,523,015
	Altius Minerals Corp.	13,610	179,786
	Amerigo Resources Ltd.	35,600	34,158
	ARC Resources Ltd.	157,602	2,447,639
*	Argonaut Gold, Inc.	52,212	14,952
	B2Gold Corp.	289,077	809,037
#,*	Ballard Power Systems, Inc.	51,763	169,744
#	Baytex Energy Corp.	53,672	170,463
#	Birchcliff Energy Ltd.	82,787	314,042
	Bird Construction, Inc.	14,359	163,514
	Black Diamond Group Ltd.	9,300	59,973
	Boralex, Inc., Class A	13,514	325,976
	Brookfield Reinsurance Ltd.	907	35,799
*	Calfrac Well Services Ltd.	12,754	48,760
	Calian Group Ltd.	874	36,827
*	Calibre Mining Corp.	35,119	35,786
	Canaccord Genuity Group, Inc.	24,200	133,019
#	Canacol Energy Ltd.	6,190	28,545

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Canadian Tire Corp. Ltd., Class A	8,331	$885,492
	Canadian Western Bank	27,924	614,995
*	Canfor Corp.	17,300	209,486
*	Capstone Copper Corp.	22,271	109,661
#	Cardinal Energy Ltd.	36,370	172,321
	Cascades, Inc.	24,037	262,995
*	Celestica, Inc.	35,909	1,234,009
	Centerra Gold, Inc.	72,600	382,858
	CES Energy Solutions Corp.	72,335	217,363
	CI Financial Corp.	41,117	501,557
	Cogeco Communications, Inc.	3,921	180,965
	Cogeco, Inc.	1,900	84,313
*	Conifex Timber, Inc.	8,294	5,367
	Converge Technology Solutions Corp.	29,396	99,266
#	Corus Entertainment, Inc., Class B	44,608	31,520
#	Crescent Point Energy Corp.	171,589	1,119,057
*	Crew Energy, Inc.	43,300	134,623
#,*	Cronos Group, Inc.	36,693	73,886
	Definity Financial Corp.	18,390	535,101
*	dentalcorp Holdings Ltd.	9,153	44,660
	Dexterra Group, Inc.	11,120	49,544
	Doman Building Materials Group Ltd.	18,957	110,687
*	Dorel Industries, Inc., Class B	5,500	26,632
	DREAM Unlimited Corp., Class A	10,000	176,355
	Dundee Precious Metals, Inc.	59,238	379,366
	Dye & Durham Ltd.	7,073	68,760
	Dynacor Group, Inc.	10,400	31,097
	E-L Financial Corp. Ltd.	500	378,065
*	Eldorado Gold Corp.	59,016	721,018
	Empire Co. Ltd., Class A	32,978	854,590
	Endeavour Mining PLC	43,136	747,253
*	Endeavour Silver Corp.	42,369	63,977
	Enerflex Ltd.	25,826	133,121
*	Ensign Energy Services, Inc.	42,094	72,951
	EQB, Inc.	7,865	540,070
*	Equinox Gold Corp.	65,883	290,221
	Exchange Income Corp.	633	22,119
	Exco Technologies Ltd.	7,000	40,039
#	Fiera Capital Corp.	16,589	82,794
	Finning International, Inc.	36,989	1,070,506
	First Majestic Silver Corp.	32,289	149,374
*	Fortuna Silver Mines, Inc.	85,304	258,473
*	Frontera Energy Corp.	14,108	84,473
*	Galiano Gold, Inc.	46,170	40,523
	Gamehost, Inc.	1,600	11,306
	Gear Energy Ltd.	24,772	12,161
#	GoldMoney, Inc.	1,680	9,822
*	Gran Tierra Energy, Inc.	14,640	82,105
#	Hammond Power Solutions, Inc.	2,700	186,728
#*	Heroux-Devtek, Inc.	10,300	116,985
	High Liner Foods, Inc.	6,800	58,772
	Hudbay Minerals, Inc.	83,605	464,505
	iA Financial Corp., Inc.	29,944	2,035,689
*	IAMGOLD Corp.	125,940	299,747
	IGM Financial, Inc.	9,533	257,886
	Innergex Renewable Energy, Inc.	23,083	157,612
*	Interfor Corp.	15,644	242,029
#*	Journey Energy, Inc.	9,502	26,927
*	Kelt Exploration Ltd.	45,290	180,897

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Kinross Gold Corp.	337,428	$1,859,488
*	Knight Therapeutics, Inc.	18,099	71,483
*	Kolibri Global Energy, Inc.	2,926	9,358
	KP Tissue, Inc.	3,200	21,064
	Lassonde Industries, Inc., Class A	1,100	117,400
	Laurentian Bank of Canada	13,195	260,377
	Leon's Furniture Ltd.	8,521	134,871
*	Lightspeed Commerce, Inc.	38,238	705,129
*††	Lightstream Resources Ltd.	32,000	0
	Linamar Corp.	13,684	649,060
	Logan Energy Corp.	58,056	37,137
*	Lucara Diamond Corp.	96,116	29,669
	Lundin Mining Corp.	177,526	1,449,839
	Magellan Aerospace Corp.	4,379	24,591
*	Major Drilling Group International, Inc.	14,091	86,991
*	Mandalay Resources Corp.	16,200	19,641
	Martinrea International, Inc.	26,137	268,476
	Mattr Corp.	24,476	296,199
*	MDA Ltd.	20,018	166,314
*	MEG Energy Corp.	78,509	1,484,398
	Melcor Developments Ltd.	4,500	39,328
	Methanex Corp.	15,292	677,913
	MTY Food Group, Inc.	4,728	202,526
	Mullen Group Ltd.	27,386	304,934
	Neo Performance Materials, Inc.	3,481	19,962
*	New Gold, Inc.	171,422	206,556
	Northland Power, Inc.	43,957	808,878
	Nuvei Corp.	9,937	241,370
*	NuVista Energy Ltd.	53,200	412,320
*	Obsidian Energy Ltd.	21,345	144,933
	OceanaGold Corp.	281,030	562,290
	Osisko Gold Royalties Ltd.	21,031	306,443
	Pan American Silver Corp.	70,657	955,856
#	Paramount Resources Ltd., Class A	19,972	393,655
	Parex Resources, Inc.	29,536	489,026
	Park Lawn Corp.	7,853	116,821
	Parkland Corp.	35,000	1,194,392
#	Petrus Resources Ltd.	7,000	6,508
	Peyto Exploration & Development Corp.	52,912	510,446
	PHX Energy Services Corp.	11,400	79,197
	Pizza Pizza Royalty Corp.	8,600	93,199
	Polaris Renewable Energy, Inc.	6,400	64,550
*	Precision Drilling Corp.	3,845	237,965
	Primo Water Corp.	39,200	572,017
	Quarterhill, Inc.	33,599	46,733
	Rogers Sugar, Inc.	27,030	111,783
*	Roots Corp.	9,200	15,739
	Russel Metals, Inc.	17,634	578,291
	Sandstorm Gold Ltd.	6,861	31,286
*	Sangoma Technologies Corp.	2,812	7,927
	Secure Energy Services, Inc.	74,611	572,159
	Sienna Senior Living, Inc.	5,681	50,875
Ω	Sleep Country Canada Holdings, Inc.	8,599	166,230
	SNC-Lavalin Group, Inc.	41,940	1,390,981
	Spartan Delta Corp.	29,028	67,148
Ω	Spin Master Corp.	3,500	90,022
	SSR Mining, Inc.	60,267	568,045
	Stelco Holdings, Inc.	12,563	403,302
#*Ω	STEP Energy Services Ltd.	9,547	31,813

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Superior Plus Corp.	47,700	$327,118
	Supremex, Inc.	4,400	13,909
	Surge Energy, Inc.	22,528	106,235
	Taiga Building Products Ltd.	11,800	25,979
	Tamarack Valley Energy Ltd.	137,999	317,168
#*	Taseko Mines Ltd.	74,112	108,044
	TELUS Corp.	409	7,325
#	Tidewater Midstream & Infrastructure Ltd.	79,505	54,996
*	Tilray Brands, Inc.	32,721	59,879
*	Torex Gold Resources, Inc.	25,846	265,486
	Total Energy Services, Inc.	11,632	81,501
	Transcontinental, Inc., Class A	19,193	193,151
	Trican Well Service Ltd.	59,975	195,390
	Triple Flag Precious Metals Corp.	4,354	55,761
	Vermilion Energy, Inc.	35,815	385,269
	VersaBank	3,835	43,643
*	Victoria Gold Corp.	12,873	59,843
	Wajax Corp.	6,900	163,410
*	Well Health Technologies Corp.	34,131	97,231
	West Fraser Timber Co. Ltd.	19,494	1,550,153
	Western Forest Products, Inc.	40,000	20,231
	Whitecap Resources, Inc.	162,842	1,053,756
	Winpak Ltd.	8,514	267,113
*††	Xebec Adsorption, Inc.	18,924	0
*	Yangarra Resources Ltd.	16,075	13,391
TOTAL CANADA			52,956,997
CHILE — (0.1%)
	CAP SA	11,650	84,042
	Cia Sud Americana de Vapores SA	2,049,283	147,485
	Empresa Nacional de Telecomunicaciones SA	23,345	76,177
	Empresas CMPC SA	133,340	217,197
	Grupo Security SA	135,576	40,603
	Inversiones Aguas Metropolitanas SA	52,052	40,859
	Ripley Corp. SA	163,691	32,484
	Salfacorp SA	145,634	72,787
	Sociedad Matriz SAAM SA	244,501	26,811
	SONDA SA	106,548	41,687
TOTAL CHILE			780,132
CHINA — (4.8%)
Ω	3SBio, Inc.	303,500	228,702
*	5I5J Holding Group Co. Ltd., Class A	60,500	15,951
*††	A Metaverse Co.	82,000	126
	AAC Technologies Holdings, Inc.	144,000	323,357
	Accelink Technologies Co. Ltd., Class A	4,000	12,139
	ADAMA Ltd., Class A	16,500	14,109
	Addsino Co. Ltd., Class A	33,700	29,925
	Advanced Technology & Materials Co. Ltd., Class A	23,600	24,000
	Aerospace Hi-Tech Holdings Group Ltd., Class A	15,800	16,748
*	Agile Group Holdings Ltd.	156,000	13,610
	Aisino Corp., Class A	19,500	23,441
*	Alibaba Pictures Group Ltd.	2,560,000	128,141
Ω	A-Living Smart City Services Co. Ltd.	179,750	69,228
	Allmed Medical Products Co. Ltd., Class A	10,600	11,254
	Aluminum Corp. of China Ltd., Class H	840,000	409,383
	Angang Steel Co. Ltd., Class H	220,200	36,075
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	23,489

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Guangxin Agrochemical Co. Ltd., Class A	9,996	$17,831
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	29,779
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	5,300	12,114
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	15,100	10,258
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,000	29,841
	Anhui Jinhe Industrial Co. Ltd., Class A	9,000	20,995
*	Anhui Tatfook Technology Co. Ltd., Class A	13,500	13,618
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,300	12,559
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	17,400	24,136
*	Anton Oilfield Services Group	346,000	18,165
	Aoshikang Technology Co. Ltd., Class A	4,500	13,557
*	Aotecar New Energy Technology Co. Ltd., Class A	56,400	19,230
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	14,500	41,877
Ω	AsiaInfo Technologies Ltd.	36,400	36,392
#*	AustAsia Group Ltd.	32,320	5,786
	AviChina Industry & Technology Co. Ltd., Class H	481,000	177,411
Ω	BAIC Motor Corp. Ltd., Class H	364,000	96,806
	Bank of Changsha Co. Ltd., Class A	41,200	41,131
	Bank of Chongqing Co. Ltd., Class H	132,500	69,204
	Bank of Guiyang Co. Ltd., Class A	46,500	34,081
	Bank of Suzhou Co. Ltd., Class A	53,240	52,451
*	Baoye Group Co. Ltd., Class H	46,000	24,973
*	Baozun, Inc., Class A	28,500	20,716
	BBMG Corp., Class H	534,000	41,674
	Befar Group Co. Ltd., Class A	32,900	16,962
	Beibuwan Port Co. Ltd., Class A	16,200	16,585
	Beijing Capital Development Co. Ltd., Class A	30,800	11,919
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	122,800	46,507
*	Beijing Capital International Airport Co. Ltd., Class H	360,000	104,200
	Beijing Easpring Material Technology Co. Ltd., Class A	5,000	22,144
	Beijing Energy International Holding Co. Ltd.	946,000	12,714
	Beijing Enterprises Holdings Ltd.	97,500	352,884
	Beijing Enterprises Urban Resources Group Ltd.	36,000	2,490
	Beijing Enterprises Water Group Ltd.	860,000	209,234
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	13,920	10,355
*	Beijing Haixin Energy Technology Co. Ltd., Class A	32,500	13,283
*	Beijing Jetsen Technology Co. Ltd., Class A	40,700	22,602
*	Beijing Jingyuntong Technology Co. Ltd., Class A	40,900	20,671
*	Beijing Leike Defense Technology Co. Ltd., Class A	21,900	12,418
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	29,800	28,895
	Beijing Originwater Technology Co. Ltd., Class A	77,454	51,463
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	11,800	13,469
*	Beijing Shougang Co. Ltd., Class A	40,100	17,828
*	Beijing Sinnet Technology Co. Ltd., Class A	8,500	9,192
	Beijing SL Pharmaceutical Co. Ltd., Class A	5,700	6,430
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	14,500	9,257
*	Beijing Thunisoft Corp. Ltd., Class A	21,200	16,765
*	Beijing Watertek Information Technology Co. Ltd., Class A	38,400	13,737
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	12,000	14,040
*	Bengang Steel Plates Co. Ltd., Class A	44,600	19,948
	Binhai Investment Co. Ltd.	52,000	8,788
	Black Peony Group Co. Ltd., Class A	16,600	12,155
Ω	Blue Moon Group Holdings Ltd.	145,000	32,849
	Blue Sail Medical Co. Ltd., Class A	16,000	11,913
Ω	BOC Aviation Ltd.	44,800	335,882
#	BOE Varitronix Ltd.	55,000	35,655
*	Bohai Leasing Co. Ltd., Class A	127,800	36,477
	Bright Dairy & Food Co. Ltd., Class A	20,200	23,887

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	B-Soft Co. Ltd., Class A	27,400	$16,477
*	BTG Hotels Group Co. Ltd., Class A	9,800	19,110
	C&D International Investment Group Ltd.	132,285	218,443
	Camel Group Co. Ltd., Class A	11,700	11,548
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	49,500	23,517
	Canmax Technologies Co. Ltd., Class A	8,300	22,766
	Canny Elevator Co. Ltd., Class A	13,200	11,903
	Capital Environment Holdings Ltd.	1,066,000	14,452
*	Carrianna Group Holdings Co. Ltd.	118,000	3,579
*	CCCC Design & Consulting Group Co. Ltd., Class A	13,500	17,100
	CECEP Solar Energy Co. Ltd., Class A	57,800	40,603
	CECEP Wind-Power Corp., Class A	68,250	26,991
	Central China New Life Ltd.	41,000	7,440
*	Central China Real Estate Ltd.	172,366	1,964
	Central China Securities Co. Ltd., Class H	169,000	22,255
	CGN New Energy Holdings Co. Ltd.	246,000	57,375
	CGN Nuclear Technology Development Co. Ltd., Class A	14,000	12,141
	Changchun Faway Automobile Components Co. Ltd., Class A	19,700	21,616
	Chaowei Power Holdings Ltd.	117,000	20,604
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	18,477
	Chengdu Hongqi Chain Co. Ltd., Class A	22,200	13,916
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,900	22,666
	Chengdu Wintrue Holding Co. Ltd., Class A	22,825	23,015
*	Chengtun Mining Group Co. Ltd., Class A	38,000	19,415
	Chengxin Lithium Group Co. Ltd., Class A	12,400	35,032
	Chengzhi Co. Ltd., Class A	20,900	21,284
	China Aerospace International Holdings Ltd.	540,000	22,330
	China Aircraft Leasing Group Holdings Ltd.	31,500	13,675
*Ω	China Bohai Bank Co. Ltd., Class H	68,500	9,304
*	China Boton Group Co. Ltd.	52,000	5,408
	China CAMC Engineering Co. Ltd., Class A	29,200	34,982
	China Cinda Asset Management Co. Ltd., Class H	772,000	74,071
	China Coal Energy Co. Ltd., Class H	41,000	45,025
	China Communications Services Corp. Ltd., Class H	476,000	196,002
*	China Conch Environment Protection Holdings Ltd.	236,500	35,403
	China Conch Venture Holdings Ltd.	301,500	234,083
*	China CYTS Tours Holding Co. Ltd., Class A	12,000	17,250
	China Design Group Co. Ltd., Class A	12,100	11,587
*††	China Dili Group	516,800	8,184
Ω	China East Education Holdings Ltd.	81,000	23,419
	China Education Group Holdings Ltd.	225,000	111,527
	China Electronics Huada Technology Co. Ltd.	126,000	19,737
	China Electronics Optics Valley Union Holding Co. Ltd.	480,000	22,496
	China Energy Engineering Corp. Ltd., Class A	142,303	41,848
	China Energy Engineering Corp. Ltd., Class H	172,000	15,176
	China Everbright Water Ltd.	62,444	9,776
Ω	China Feihe Ltd.	585,000	268,008
	China Foods Ltd.	162,000	59,904
	China Galaxy Securities Co. Ltd., Class H	694,500	340,281
	China Gas Holdings Ltd.	522,000	475,919
	China Glass Holdings Ltd.	190,000	11,591
#	China Gold International Resources Corp. Ltd.	109,949	456,803
*	China Grand Automotive Services Group Co. Ltd., Class A	80,200	16,867
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	25,500	32,148
*	China High Speed Railway Technology Co. Ltd., Class A	61,400	18,203
	China Hongqiao Group Ltd.	432,000	316,705
††	China Huiyuan Juice Group Ltd.	110,500	4,955
	China International Marine Containers Group Co. Ltd., Class H	127,720	88,679
	China Jinmao Holdings Group Ltd.	1,185,846	94,617

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Kepei Education Group Ltd.	62,000	$9,519
	China Lesso Group Holdings Ltd.	220,000	97,464
	China Lilang Ltd.	89,000	47,710
*Ω	China Literature Ltd.	73,400	213,488
	China Medical System Holdings Ltd.	29,000	41,442
	China Meidong Auto Holdings Ltd.	22,000	7,738
	China Merchants Port Holdings Co. Ltd.	306,664	379,152
	China Merchants Property Operation & Service Co. Ltd., Class A	25,000	36,304
	China Modern Dairy Holdings Ltd.	603,000	49,393
	China National Accord Medicines Corp. Ltd., Class A	7,280	30,176
	China National Building Material Co. Ltd., Class H	828,200	292,143
	China National Medicines Corp. Ltd., Class A	13,000	54,121
Ω	China New Higher Education Group Ltd.	164,000	42,578
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	25,200	14,842
	China Nonferrous Mining Corp. Ltd.	168,000	118,484
*	China Oil & Gas Group Ltd.	920,000	27,068
	China Overseas Grand Oceans Group Ltd.	422,646	99,647
	China Railway Hi-tech Industry Co. Ltd., Class A	30,100	31,277
Ω	China Railway Signal & Communication Corp. Ltd., Class H	250,000	89,069
	China Railway Tielong Container Logistics Co. Ltd., Class A	29,200	22,380
	China Reinsurance Group Corp., Class H	1,202,000	64,603
*††Ω	China Renaissance Holdings Ltd.	47,200	8,211
	China Resources Building Materials Technology Holdings Ltd.	492,000	78,808
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	7,800	18,880
	China Resources Gas Group Ltd.	147,800	419,158
	China Resources Medical Holdings Co. Ltd.	184,000	94,707
Ω	China Resources Pharmaceutical Group Ltd.	315,000	192,063
#	China Risun Group Ltd.	205,000	80,661
*	China Sanjiang Fine Chemicals Co. Ltd.	118,000	16,176
#*	China Shanshui Cement Group Ltd.	270,000	17,668
Ω	China Shengmu Organic Milk Ltd.	623,000	19,025
*	China Shuifa Singyes Energy Holdings Ltd.	151,000	5,837
	China South City Holdings Ltd.	1,086,000	35,557
	China Starch Holdings Ltd.	325,000	5,246
	China State Construction International Holdings Ltd.	368,000	388,719
*	China Sunshine Paper Holdings Co. Ltd.	134,000	33,534
	China Taiping Insurance Holdings Co. Ltd.	280,400	232,767
#*	China Tianrui Group Cement Co. Ltd., Class C	50,000	36,439
*	China Tianying, Inc., Class A	27,400	15,117
	China Traditional Chinese Medicine Holdings Co. Ltd.	688,000	263,053
*	China TransInfo Technology Co. Ltd., Class A	23,600	28,943
	China Travel International Investment Hong Kong Ltd.	526,000	87,506
	China Tungsten & Hightech Materials Co. Ltd., Class A	7,670	8,267
	China West Construction Group Co. Ltd., Class A	13,900	12,211
	China XLX Fertiliser Ltd.	112,000	46,867
	China Yongda Automobiles Services Holdings Ltd.	224,500	57,674
Ω	China Youran Dairy Group Ltd.	59,000	8,908
*Ω	China Yuhua Education Corp. Ltd.	378,000	18,829
	China Zheshang Bank Co. Ltd., Class H	446,599	118,442
	China Zhongwang Holdings Ltd.	319,600	12,877
	Chinasoft International Ltd.	480,000	273,530
	Chongqing Department Store Co. Ltd., Class A	4,700	18,406
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	11,300	19,362
	Chongqing Gas Group Corp. Ltd., Class A	17,000	14,084
	Chongqing Machinery & Electric Co. Ltd., Class H	216,000	22,902
	Chongqing Rural Commercial Bank Co. Ltd., Class H	468,000	182,023
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	18,200	19,035
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	18,200	13,860

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	CIFI Ever Sunshine Services Group Ltd.	122,000	$18,343
	CIMC Enric Holdings Ltd.	134,000	110,368
Ω	CIMC Vehicles Group Co. Ltd., Class H	18,500	16,216
	Cinda Real Estate Co. Ltd., Class A	18,201	8,888
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	21,220
	City Development Environment Co. Ltd., Class A	13,200	20,154
*	Citychamp Watch & Jewellery Group Ltd.	196,000	27,145
*	CMGE Technology Group Ltd.	250,000	32,889
	CMST Development Co. Ltd., Class A	24,300	16,569
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	20,700	10,949
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	17,800	17,973
	COFCO Biotechnology Co. Ltd., Class A	24,800	20,635
#*	COFCO Joycome Foods Ltd.	534,000	103,749
	COFCO Sugar Holding Co. Ltd., Class A	13,800	16,243
	Comba Telecom Systems Holdings Ltd.	354,000	29,543
	Concord New Energy Group Ltd.	1,310,000	109,067
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	184,000	171,087
	CPMC Holdings Ltd.	151,000	130,117
	CQ Pharmaceutical Holding Co. Ltd., Class A	29,600	18,433
	CSG Holding Co. Ltd., Class A	44,700	33,597
	CTS International Logistics Corp. Ltd., Class A	14,800	14,578
*	Da Ming International Holdings Ltd.	72,000	8,156
	Daan Gene Co. Ltd., Class A	27,200	28,198
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	30,200	16,601
	Dashang Co. Ltd., Class A	12,618	28,477
	Dawnrays Pharmaceutical Holdings Ltd.	128,000	18,279
*	Deppon Logistics Co. Ltd., Class A	5,000	9,264
	DHC Software Co. Ltd., Class A	27,900	19,430
	Dian Diagnostics Group Co. Ltd., Class A	6,100	14,795
	Digital China Group Co. Ltd., Class A	6,100	19,436
	Digital China Information Service Group Co. Ltd., Class A	10,300	12,286
	Dongfang Electric Corp. Ltd., Class H	12,000	10,275
	Dongguan Aohai Technology Co. Ltd., Class A	2,400	9,020
	Dongguan Development Holdings Co. Ltd., Class A	12,900	16,911
	Dongxing Securities Co. Ltd., Class A	41,000	45,341
	Dongyue Group Ltd.	306,000	205,669
	Dynagreen Environmental Protection Group Co. Ltd., Class H	56,000	16,341
	East Group Co. Ltd., Class A	21,900	16,615
	E-Commodities Holdings Ltd.	216,000	40,981
	Edvantage Group Holdings Ltd.	49,441	13,754
	Elion Energy Co. Ltd., Class A	29,100	9,289
	Era Co. Ltd., Class A	28,900	18,830
	Essex Bio-technology Ltd.	43,000	14,149
	Eternal Asia Supply Chain Management Ltd., Class A	44,400	22,946
	EVA Precision Industrial Holdings Ltd.	270,000	23,598
Ω	Everbright Securities Co. Ltd., Class H	13,400	8,324
*	Fangda Carbon New Material Co. Ltd., Class A	52,900	32,589
*	Fangda Special Steel Technology Co. Ltd., Class A	26,900	15,892
	FAWER Automotive Parts Co. Ltd., Class A	15,600	10,003
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	19,520	36,309
*	FIH Mobile Ltd.	758,000	47,535
	Financial Street Holdings Co. Ltd., Class A	39,900	18,481
	First Capital Securities Co. Ltd., Class A	22,500	16,479
	Fosun International Ltd.	472,500	247,956
*	Fountain SET Holdings Ltd.	142,000	6,731
	Fufeng Group Ltd.	298,000	161,641
	Fujian Funeng Co. Ltd., Class A	24,830	28,653
	Fujian Star-net Communication Co. Ltd., Class A	12,200	24,529
	Fujian Sunner Development Co. Ltd., Class A	19,311	40,265

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gansu Energy Chemical Co. Ltd., Class A	24,400	$10,028
	Gansu Shangfeng Cement Co. Ltd., Class A	17,300	17,891
	GCL Energy Technology Co. Ltd., Class A	18,100	22,955
*	GDS Holdings Ltd., Class A	204,700	137,100
	Gemdale Corp., Class A	44,000	24,784
	Gemdale Properties & Investment Corp. Ltd.	1,254,000	44,208
	GF Securities Co. Ltd., Class H	38,800	39,049
*	Glorious Property Holdings Ltd.	64,000	83
	Goldenmax International Group Ltd., Class A	17,100	15,694
	Goldwind Science & Technology Co. Ltd., Class H	143,000	52,233
*	Goodbaby International Holdings Ltd.	272,000	20,421
	Grand Pharmaceutical Group Ltd., Class L	196,500	84,966
*	Grandjoy Holdings Group Co. Ltd., Class A	70,500	26,954
*	Greatview Aseptic Packaging Co. Ltd.	145,000	29,368
	Greentown China Holdings Ltd.	213,500	160,841
	Greentown Service Group Co. Ltd.	254,000	78,478
	Guangdong Advertising Group Co. Ltd., Class A	27,400	17,998
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	19,900	11,801
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	22,500	13,044
	Guangdong Dongpeng Holdings Co. Ltd., Class A	10,200	10,571
	Guangdong Dowstone Technology Co. Ltd., Class A	8,300	10,065
	Guangdong Hybribio Biotech Co. Ltd., Class A	10,350	9,900
	Guangdong Provincial Expressway Development Co. Ltd., Class A	26,900	34,228
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	16,100	27,427
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	34,500	11,765
*	Guangshen Railway Co. Ltd., Class H	282,000	56,732
	Guangxi Liugong Machinery Co. Ltd., Class A	41,900	40,166
	Guangxi LiuYao Group Co. Ltd., Class A	7,200	17,044
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	62,000	18,817
	Guangzhou Automobile Group Co. Ltd., Class H	164,000	64,823
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	19,000	24,931
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	28,000	68,060
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	14,900	15,249
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	39,403	32,866
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	30,400	15,668
	Guomai Technologies, Inc., Class A	10,500	9,027
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,900	19,057
*	Hainan Meilan International Airport Co. Ltd., Class H	50,000	37,547
	Haitian International Holdings Ltd.	96,000	213,687
	Haitong Securities Co. Ltd., Class H	362,400	167,045
	Hand Enterprise Solutions Co. Ltd., Class A	17,400	14,419
	Hang Zhou Great Star Industrial Co. Ltd., Class A	17,600	45,723
	Hangxiao Steel Structure Co. Ltd., Class A	35,800	14,301
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	39,900	37,891
	Hangzhou Onechance Tech Corp., Class A	5,700	14,281
	Hangzhou Robam Appliances Co. Ltd., Class A	14,000	42,462
	Han's Laser Technology Industry Group Co. Ltd., Class A	21,600	49,665
	Harbin Electric Co. Ltd., Class H	200,000	58,998
*	Harbin Pharmaceutical Group Co. Ltd., Class A	25,900	10,285
	HBIS Resources Co. Ltd., Class A	10,900	23,596
	Health & Happiness H&H International Holdings Ltd.	44,000	57,480
	Hefei Urban Construction Development Co. Ltd., Class A	17,000	13,819
	Henan Mingtai Al Industrial Co. Ltd., Class A	20,200	27,523
	Henan Pinggao Electric Co. Ltd., Class A	20,100	34,406
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,840	14,290
*	Henan Yicheng New Energy Co. Ltd., Class A	13,900	7,629
	Henan Yuguang Gold & Lead Co. Ltd., Class A	23,900	17,806
	Henan Zhongyuan Expressway Co. Ltd., Class A	43,100	21,707

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hengan International Group Co. Ltd.	107,500	$332,873
*	Hengyi Petrochemical Co. Ltd., Class A	61,100	53,048
	Hesteel Co. Ltd., Class A	133,300	38,630
#*Ω	Hope Education Group Co. Ltd.	762,000	29,243
*	Hopson Development Holdings Ltd.	283,793	131,200
#*Ω	Hua Hong Semiconductor Ltd.	110,000	199,281
	Huaan Securities Co. Ltd., Class A	44,460	27,772
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	37,400	17,298
*	Huafu Fashion Co. Ltd., Class A	36,000	15,299
	Huapont Life Sciences Co. Ltd., Class A	52,700	30,968
Ω	Huatai Securities Co. Ltd., Class H	15,400	18,168
	Huaxi Securities Co. Ltd., Class A	40,400	41,939
	Huaxin Cement Co. Ltd., Class A	21,600	39,603
	Huaxin Cement Co. Ltd., Class H	47,800	37,828
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	97,100	35,714
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	13,500	30,779
	Huishang Bank Corp. Ltd., Class H	173,800	52,705
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	42,830	15,565
*	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	33,500	14,689
	Hunan Gold Corp. Ltd., Class A	13,200	19,905
	Hunan Zhongke Electric Co. Ltd., Class A	12,100	13,590
*	Hytera Communications Corp. Ltd., Class A	23,700	16,204
*	HyUnion Holding Co. Ltd., Class A	23,200	16,781
	Infore Environment Technology Group Co. Ltd., Class A	39,700	24,563
Ω	Ingdan, Inc.	66,000	9,792
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	27,900	57,464
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	22,680	31,371
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	32,500	23,689
	Inspur Digital Enterprise Technology Ltd.	80,000	20,083
	Intco Medical Technology Co. Ltd., Class A	9,720	26,375
	Intron Technology Holdings Ltd.	59,000	14,506
	Jade Bird Fire Co. Ltd., Class A	8,190	13,856
*Ω	JD Logistics, Inc.	94,600	82,602
	JH Educational Technology, Inc.	40,000	3,844
	Jiangling Motors Corp. Ltd., Class A	9,400	27,460
	Jiangsu Azure Corp., Class A	15,100	13,947
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	38,200	36,581
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	10,200	13,014
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	1,700	9,928
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	33,300	16,937
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,500	18,466
	Jiangsu Linyang Energy Co. Ltd., Class A	21,300	16,381
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	11,400	14,479
	Jiangsu Shagang Co. Ltd., Class A	60,400	27,929
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	11,900	9,726
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	25,920	14,153
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	29,200	10,383
	Jiangxi Bank Co. Ltd., Class H	71,500	5,655
	Jiangxi Wannianqing Cement Co. Ltd., Class A	11,000	9,986
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	13,200	9,031
*	Jilin Chemical Fibre, Class A	39,400	13,992
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	35,652	9,646
	Jinchuan Group International Resources Co. Ltd.	425,000	31,055
	JinkoSolar Holding Co. Ltd., ADR	8,667	227,335
	Jinlei Technology Co. Ltd., Class A	3,600	9,268
	Jinmao Property Services Co. Ltd.	15,891	3,341
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	12,700	21,596
	Jinneng Science&Technology Co. Ltd., Class A	15,900	15,480
*Ω	Jinxin Fertility Group Ltd.	187,500	52,055

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiuzhitang Co. Ltd., Class A	14,600	$16,623
	Jizhong Energy Resources Co. Ltd., Class A	56,900	59,812
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	27,000	40,428
	Joinn Laboratories China Co. Ltd., Class A	7,700	17,748
	Jointown Pharmaceutical Group Co. Ltd., Class A	49,855	48,346
	JSTI Group, Class A	22,800	15,646
	Ju Teng International Holdings Ltd.	128,000	20,262
*	JY Grandmark Holdings Ltd.	50,000	6,385
*Ω	Kangda International Environmental Co. Ltd.	94,000	3,141
*	Kasen International Holdings Ltd.	167,000	6,479
	KBC Corp. Ltd., Class A	1,278	8,163
	Kinetic Development Group Ltd.	342,000	27,045
	Kingboard Holdings Ltd.	148,000	263,426
	Kingboard Laminates Holdings Ltd.	169,000	101,572
	Kingfa Sci & Tech Co. Ltd., Class A	19,500	16,750
*	Kingsoft Cloud Holdings Ltd.	66,000	11,499
*	Ko Yo Chemical Group Ltd.	668,000	7,024
*	Konka Group Co. Ltd., Class A	21,700	9,486
	Kunlun Energy Co. Ltd.	756,000	677,298
#*	KWG Living Group Holdings Ltd.	152,000	7,041
	Lao Feng Xiang Co. Ltd., Class A	5,000	43,172
	Laobaixing Pharmacy Chain JSC, Class A	6,600	24,945
	Launch Tech Co. Ltd., Class H	62,500	13,666
	Lee & Man Chemical Co. Ltd.	38,000	13,232
	Lee & Man Paper Manufacturing Ltd.	299,000	80,447
	Lee's Pharmaceutical Holdings Ltd.	45,000	7,679
Ω	Legend Holdings Corp., Class H	104,200	83,044
*	Leo Group Co. Ltd., Class A	102,800	29,475
	Leoch International Technology Ltd.	116,000	17,159
	Leyard Optoelectronic Co. Ltd., Class A	22,500	14,148
	Lianhe Chemical Technology Co. Ltd., Class A	16,000	15,006
*	Liao Ning Oxiranchem, Inc., Class A	13,300	9,480
	Liaoning Port Co. Ltd., Class H	284,000	21,862
	Lier Chemical Co. Ltd., Class A	11,400	15,498
*	Liuzhou Iron & Steel Co. Ltd., Class A	34,800	14,151
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	6,800	14,522
#	LK Technology Holdings Ltd.	80,000	31,332
	Loncin Motor Co. Ltd., Class A	38,300	24,460
Ω	Longfor Group Holdings Ltd.	348,500	386,419
	Longhua Technology Group Luoyang Co. Ltd., Class A	14,500	11,119
	Lonking Holdings Ltd.	411,000	66,519
	Luenmei Quantum Co. Ltd., Class A	23,600	18,462
	Luxi Chemical Group Co. Ltd., Class A	25,900	33,344
#*Ω	Luye Pharma Group Ltd.	366,000	122,920
	Maanshan Iron & Steel Co. Ltd., Class H	296,000	44,754
	Maccura Biotechnology Co. Ltd., Class A	7,900	12,920
*Ω	Maoyan Entertainment	76,600	83,610
	Meilleure Health International Industry Group Ltd.	432,000	11,062
	Metallurgical Corp. of China Ltd., Class H	528,000	103,328
	M-Grass Ecology & Environment Group Co. Ltd., Class A	34,800	15,190
#Ω	Midea Real Estate Holding Ltd.	51,200	27,431
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	1,600	9,141
	Ming Yang Smart Energy Group Ltd., Class A	31,100	38,975
*	Ming Yuan Cloud Group Holdings Ltd.	15,000	3,987
*	Minmetals Land Ltd.	340,000	11,844
	Minth Group Ltd.	134,000	217,205
	MLS Co. Ltd., Class A	24,900	24,023
*	MMG Ltd.	456,000	115,943
	Monalisa Group Co. Ltd., Class A	4,600	7,252

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Morimatsu International Holdings Co. Ltd.	21,000	$10,590
	Nanjing Hanrui Cobalt Co. Ltd., Class A	3,900	11,712
	Nanjing Iron & Steel Co. Ltd., Class A	75,000	38,646
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	10,200	8,614
	NetDragon Websoft Holdings Ltd.	49,500	67,801
	New China Life Insurance Co. Ltd., Class H	173,800	310,169
*	New World Department Store China Ltd.	124,000	5,926
	Newland Digital Technology Co. Ltd., Class A	4,000	8,793
	Nexteer Automotive Group Ltd.	166,000	75,218
#*	Nine Dragons Paper Holdings Ltd.	341,000	126,336
	Ningbo Huaxiang Electronic Co. Ltd., Class A	19,100	30,110
	Ningbo Joyson Electronic Corp., Class A	18,400	37,061
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	5,282	20,933
	Ningbo Yunsheng Co. Ltd., Class A	10,700	8,328
	Norinco International Cooperation Ltd., Class A	8,300	12,558
	North Huajin Chemical Industries Co. Ltd., Class A	20,100	14,054
	Northeast Securities Co. Ltd., Class A	37,100	34,548
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	11,000	8,910
	Offshore Oil Engineering Co. Ltd., Class A	62,700	48,878
	Opple Lighting Co. Ltd., Class A	6,900	15,158
	ORG Technology Co. Ltd., Class A	58,200	30,880
*	Orient Group, Inc., Class A	65,400	15,671
	Orient Overseas International Ltd.	24,000	358,277
Ω	Orient Securities Co. Ltd., Class H	44,400	17,297
*	Oriental Energy Co. Ltd., Class A	34,900	47,211
	Pacific Online Ltd.	71,000	4,410
	PAX Global Technology Ltd.	72,000	50,319
*	PCI Technology Group Co. Ltd., Class A	25,000	15,948
	PhiChem Corp., Class A	9,000	14,322
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	28,300	45,483
	PNC Process Systems Co. Ltd., Class A	6,200	20,458
*	Polaris Bay Group Co. Ltd., Class A	38,700	39,444
	Poly Property Group Co. Ltd.	484,637	88,631
	Pou Sheng International Holdings Ltd.	269,000	20,328
	Prinx Chengshan Holdings Ltd.	20,000	18,188
	Pylon Technologies Co. Ltd., Class A	1,200	13,370
*	Q Technology Group Co. Ltd.	123,000	43,399
	Qingdao East Steel Tower Stock Co. Ltd., Class A	11,700	10,703
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	7,100	10,847
	Qingdao Gon Technology Co. Ltd., Class A	4,200	10,301
	Qingdao Hanhe Cable Co. Ltd., Class A	35,600	17,214
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	6,860	12,464
*	Qingdao Rural Commercial Bank Corp., Class A	127,700	46,423
	Qinhuangdao Port Co. Ltd., Class H	74,500	12,860
*	Radiance Holdings Group Co. Ltd.	140,000	54,091
Ω	Red Star Macalline Group Corp. Ltd., Class H	76,120	17,677
*††Ω	Redco Properties Group Ltd.	156,000	9,977
	Renhe Pharmacy Co. Ltd., Class A	26,500	21,130
	Rianlon Corp., Class A	3,700	11,195
	Risen Energy Co. Ltd., Class A	16,000	32,815
*	RiseSun Real Estate Development Co. Ltd., Class A	57,900	12,448
	Riyue Heavy Industry Co. Ltd., Class A	15,400	20,786
	Rongan Property Co. Ltd., Class A	54,000	17,450
*	Roshow Technology Co. Ltd., Class A	29,000	20,743
	Runjian Co. Ltd., Class A	3,100	12,521
	Sansteel Minguang Co. Ltd. Fujian, Class A	32,800	16,953
	Sansure Biotech, Inc., Class A	9,291	23,299
	Sealand Securities Co. Ltd., Class A	103,000	46,367
#*	Seazen Group Ltd.	568,000	78,106

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Seazen Holdings Co. Ltd., Class A	16,700	$23,016
#	S-Enjoy Service Group Co. Ltd.	63,000	20,865
*	Shaanxi Construction Machinery Co. Ltd., Class A	16,600	6,759
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	36,450	49,121
	Shandong Bohui Paper Industrial Co. Ltd., Class A	20,800	15,060
*	Shandong Chenming Paper Holdings Ltd., Class H	93,000	19,361
	Shandong Dawn Polymer Co. Ltd., Class A	8,700	11,862
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	37,700	28,230
*	Shandong Humon Smelting Co. Ltd., Class A	11,000	14,072
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	6,800	12,179
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	396,400	253,221
	Shandong Xiantan Co. Ltd., Class A	11,300	9,658
	Shanghai AJ Group Co. Ltd., Class A	21,400	14,126
	Shanghai Bailian Group Co. Ltd., Class A	25,800	31,229
	Shanghai Construction Group Co. Ltd., Class A	135,800	43,923
	Shanghai Environment Group Co. Ltd., Class A	11,300	13,569
	Shanghai Industrial Holdings Ltd.	85,000	104,126
	Shanghai Industrial Urban Development Group Ltd.	312,800	13,639
	Shanghai Jahwa United Co. Ltd., Class A	7,300	18,229
	Shanghai Maling Aquarius Co. Ltd., Class A	15,300	12,967
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	17,300	26,509
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	135,800	191,955
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	12,100	14,605
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	43,879
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	9,000	12,733
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	56,801	49,340
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	15,300	9,118
	Shanxi Blue Flame Holding Co. Ltd., Class A	27,700	24,291
	Shanxi Coking Co. Ltd., Class A	25,200	16,537
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	25,480	40,233
*	Shanxi Meijin Energy Co. Ltd., Class A	44,200	32,994
	Shanxi Securities Co. Ltd., Class A	45,300	31,248
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	75,600	37,576
*Ω	Shengjing Bank Co. Ltd., Class H	95,000	8,487
	Shenzhen Agricultural Products Group Co. Ltd., Class A	17,700	14,389
*	Shenzhen Airport Co. Ltd., Class A	36,800	31,761
	Shenzhen Aisidi Co. Ltd., Class A	14,000	15,793
	Shenzhen Center Power Tech Co. Ltd., Class A	10,500	17,293
	Shenzhen Cereals Holdings Co. Ltd., Class A	20,900	19,443
	Shenzhen Das Intellitech Co. Ltd., Class A	40,900	15,450
	Shenzhen Desay Battery Technology Co., Class A	5,980	17,019
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	8,300	9,717
	Shenzhen Gas Corp. Ltd., Class A	31,800	28,173
	Shenzhen Gongjin Electronics Co. Ltd., Class A	18,500	16,895
	Shenzhen Huaqiang Industry Co. Ltd., Class A	12,100	15,702
	Shenzhen International Holdings Ltd.	282,255	232,295
	Shenzhen Investment Ltd.	543,199	76,482
	Shenzhen Jinjia Group Co. Ltd., Class A	37,700	23,930
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	22,000	13,206
	Shenzhen Kedali Industry Co. Ltd., Class A	2,100	19,775
	Shenzhen Kinwong Electronic Co. Ltd., Class A	8,200	19,847
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	15,176
	Shenzhen Leaguer Co. Ltd., Class A	15,600	14,015
	Shenzhen Microgate Technology Co. Ltd., Class A	16,900	16,688
	Shenzhen MTC Co. Ltd., Class A	62,300	41,096
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	36,500	12,861
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	49,800	19,037
	Shenzhen Properties & Resources Development Group Ltd., Class A	13,300	15,959
	Shenzhen Senior Technology Material Co. Ltd., Class A	18,400	27,880

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	12,700	$13,323
	Shenzhen Tagen Group Co. Ltd., Class A	33,900	21,293
	Shenzhen Topband Co. Ltd., Class A	16,700	16,823
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	17,300	14,181
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	54,696	34,898
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,600	15,599
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	11,400	36,761
	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	8,552
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	59,400	32,853
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	39,800	42,136
*††	Shimao Group Holdings Ltd.	11,500	649
	Shinva Medical Instrument Co. Ltd., Class A	4,400	12,261
#	Shoucheng Holdings Ltd.	466,000	81,564
	Shougang Fushan Resources Group Ltd.	483,728	191,130
*	Shouhang High-Tech Energy Co. Ltd., Class A	26,100	7,263
	Shui On Land Ltd.	776,500	69,684
	Sichuan Chengfei Integration Technology Corp., Class A	7,000	14,448
	Sichuan Development Lomon Co. Ltd., Class A	33,800	27,581
*	Sichuan Haite High-tech Co. Ltd., Class A	9,300	9,265
	Sichuan Hebang Biotechnology Co. Ltd., Class A	124,740	39,784
*	Sichuan Hexie Shuangma Co. Ltd., Class A	5,000	11,240
*	Sichuan Lutianhua Co. Ltd., Class A	21,500	11,674
	Sichuan Yahua Industrial Group Co. Ltd., Class A	12,400	16,741
	SIIC Environment Holdings Ltd.	413,300	59,069
	Sinochem International Corp., Class A	36,300	19,985
	Sinofert Holdings Ltd.	518,000	57,020
	Sinoma International Engineering Co., Class A	27,300	42,408
	Sinoma Science & Technology Co. Ltd., Class A	22,400	44,384
	Sinomach Automobile Co. Ltd., Class A	21,100	21,069
	Sinomine Resource Group Co. Ltd., Class A	7,700	33,473
	Sinopec Engineering Group Co. Ltd., Class H	269,000	134,921
	Sinopharm Group Co. Ltd., Class H	260,000	683,666
	Sino-Platinum Metals Co. Ltd., Class A	10,790	19,566
	Sinosteel Engineering & Technology Co. Ltd., Class A	25,100	23,733
	Sinotrans Ltd., Class H	409,000	170,624
	Sinotruk Jinan Truck Co. Ltd., Class A	14,420	28,084
	Skyworth Group Ltd.	269,978	85,584
Ω	Smoore International Holdings Ltd.	71,000	42,934
	Sobute New Materials Co. Ltd., Class A	6,400	7,635
*	SOHO China Ltd.	475,500	39,671
*††	South Manganese Investment Ltd.	131,000	3,117
	Southwest Securities Co. Ltd., Class A	72,100	37,103
*	STO Express Co. Ltd., Class A	17,500	16,986
	Sumavision Technologies Co. Ltd., Class A	25,100	14,577
	Sun Art Retail Group Ltd.	482,000	59,259
*	Sun King Technology Group Ltd.	234,000	33,192
	Suning Universal Co. Ltd., Class A	36,974	12,270
*††Ω	Sunshine 100 China Holdings Ltd.	39,000	316
*	Sunward Intelligent Equipment Co. Ltd., Class A	16,400	15,101
	Sunwoda Electronic Co. Ltd., Class A	30,600	49,749
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	17,288
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	18,300	31,814
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	35,200	16,976
	SY Holdings Group Ltd.	81,000	45,170
	Symphony Holdings Ltd.	280,000	29,762
	Tangrenshen Group Co. Ltd., Class A	21,700	17,765
	Tangshan Jidong Cement Co. Ltd., Class A	27,800	22,185
	TangShan Port Group Co. Ltd., Class A	58,200	32,761
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	25,500	17,874

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tayho Advanced Materials Group Co. Ltd., Class A	9,700	$14,638
	TCL Electronics Holdings Ltd.	176,000	55,010
	Tian An China Investment Co. Ltd.	115,000	49,673
	Tian Di Science & Technology Co. Ltd., Class A	50,500	40,333
	Tiande Chemical Holdings Ltd.	56,000	8,125
	Tiangong International Co. Ltd.	254,000	54,635
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	88,000	29,577
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	31,000	15,500
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,900	16,629
	Tianjin Teda Co. Ltd., Class A	32,100	15,881
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	11,000	8,811
*	Tianma Microelectronics Co. Ltd., Class A	40,600	46,992
	Tianshan Aluminum Group Co. Ltd., Class A	62,900	45,872
	Tianshui Huatian Technology Co. Ltd., Class A	36,000	32,654
	Tofflon Science & Technology Group Co. Ltd., Class A	10,500	20,016
	Tomson Group Ltd.	99,162	18,539
	Tong Ren Tang Technologies Co. Ltd., Class H	119,000	86,182
*	Tongcheng Travel Holdings Ltd.	44,000	89,754
*	Tongguan Gold Group Ltd.	82,000	4,377
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	24,300	11,814
	Tongyu Heavy Industry Co. Ltd., Class A	102,900	31,118
*	Topsec Technologies Group, Inc., Class A	14,700	14,055
	TravelSky Technology Ltd., Class H	80,000	80,467
*	Trigiant Group Ltd.	238,000	10,196
#*	Triumph New Energy Co. Ltd., Class H	22,000	11,319
	Truking Technology Ltd., Class A	9,300	10,531
	Truly International Holdings Ltd.	408,000	30,665
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	82,400	19,397
	Unilumin Group Co. Ltd., Class A	16,800	12,965
	Uni-President China Holdings Ltd.	207,000	116,277
	United Energy Group Ltd.	1,410,000	149,841
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	16,000	28,391
	Valiant Co. Ltd., Class A	9,000	16,078
	Vats Liquor Chain Store Management JSC Ltd., Class A	8,100	17,809
	Vatti Corp. Ltd., Class A	9,200	7,086
*Ω	Venus MedTech Hangzhou, Inc., Class H	62,500	44,929
*Ω	Viva Biotech Holdings	209,000	17,045
*	Vnet Group, Inc., ADR	31,857	54,157
	Wangneng Environment Co. Ltd., Class A	8,300	16,165
	Wanxiang Qianchao Co. Ltd., Class A	44,640	27,072
	Wasion Holdings Ltd.	98,000	53,116
	Wasu Media Holding Co. Ltd., Class A	36,300	33,834
	Wellhope Foods Co. Ltd., Class A	18,100	18,161
	West China Cement Ltd.	528,000	41,858
	Western Securities Co. Ltd., Class A	18,300	15,210
	Windey Energy Technology Group Co. Ltd., Class A	11,000	12,850
	Winner Medical Co. Ltd., Class A	3,400	14,630
	Wolong Electric Group Co. Ltd., Class A	17,500	23,225
	Wuchan Zhongda Group Co. Ltd., Class A	60,523	36,519
*	Wuhan P&S Information Technology Co. Ltd., Class A	29,800	17,463
	Wuhu Token Science Co. Ltd., Class A	27,900	17,929
	Wushang Group Co. Ltd., Class A	11,700	12,349
*	Wuxi Boton Technology Co. Ltd., Class A	10,500	20,040
*	Wuxi Taiji Industry Co. Ltd., Class A	17,400	13,430
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	47,500	12,062
	Xiamen Bank Co. Ltd., Class A	26,400	18,666
	Xiamen C & D, Inc., Class A	29,600	39,956
	Xiamen ITG Group Corp. Ltd., Class A	19,700	18,741
	Xiamen Tungsten Co. Ltd., Class A	13,000	27,647

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen Xiangyu Co. Ltd., Class A	33,700	$29,885
	Xiandai Investment Co. Ltd., Class A	19,900	10,367
	Xianhe Co. Ltd., Class A	7,900	14,540
	Xilinmen Furniture Co. Ltd., Class A	6,900	14,523
*	Xinchen China Power Holdings Ltd.	86,000	2,882
*	Xinfengming Group Co. Ltd., Class A	13,000	21,473
	Xingda International Holdings Ltd.	233,143	46,169
	Xingfa Aluminium Holdings Ltd.	46,000	34,684
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	205,000	18,703
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	45,300	31,312
#*	Xinte Energy Co. Ltd., Class H	69,600	78,482
*	Xinxiang Chemical Fiber Co. Ltd., Class A	42,300	16,381
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	78,600	40,282
	Xinyi Energy Holdings Ltd.	474,531	66,322
	Xinyi Solar Holdings Ltd.	532,000	244,263
	Xinyu Iron & Steel Co. Ltd., Class A	32,400	15,944
#	Xtep International Holdings Ltd.	229,000	112,773
	Yankuang Energy Group Co. Ltd., Class H	8,000	16,436
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	4,900	14,612
	Yeebo International Holdings Ltd.	102,000	37,704
	Yibin Tianyuan Group Co. Ltd., Class A	18,070	10,820
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	89,600	97,362
	Yip's Chemical Holdings Ltd.	78,000	14,675
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,700	17,247
	Yonfer Agricultural Technology Co. Ltd., Class A	24,300	34,893
	YongXing Special Materials Technology Co. Ltd., Class A	5,700	35,415
	Yotrio Group Co. Ltd., Class A	37,300	13,203
	Yuexiu Property Co. Ltd.	288,000	180,347
	Yunda Holding Co. Ltd., Class A	56,500	49,097
	Yunnan Copper Co. Ltd., Class A	26,500	37,291
	Yunnan Tin Co. Ltd., Class A	23,600	41,411
	Zhefu Holding Group Co. Ltd., Class A	80,600	34,689
	Zhejiang Communications Technology Co. Ltd., Class A	36,540	18,399
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,300	18,244
	Zhejiang Crystal-Optech Co. Ltd., Class A	14,600	20,004
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	7,600	9,727
	Zhejiang Hailiang Co. Ltd., Class A	17,900	22,764
	Zhejiang Hangmin Co. Ltd., Class A	13,800	13,559
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	34,800	23,330
	Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	14,819
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	27,100	28,147
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	6,100	13,085
*	Zhejiang Jingu Co. Ltd., Class A	21,900	17,537
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	20,357
	Zhejiang Longsheng Group Co. Ltd., Class A	34,800	37,314
	Zhejiang Medicine Co. Ltd., Class A	19,100	24,422
*	Zhejiang Narada Power Source Co. Ltd., Class A	10,800	15,179
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	2,600	9,849
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,700	12,208
	Zhejiang Runtu Co. Ltd., Class A	28,700	22,476
	Zhejiang Semir Garment Co. Ltd., Class A	39,800	29,354
	Zhejiang Southeast Space Frame Co. Ltd., Class A	24,600	16,576
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,400	12,444
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	22,300	16,288
*	Zhejiang Wanliyang Co. Ltd., Class A	16,100	12,489
	Zhejiang Wanma Co. Ltd., Class A	15,200	16,644
	Zhejiang Wansheng Co. Ltd., Class A	7,900	9,694
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,600	15,776
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,160	14,019

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Yasha Decoration Co. Ltd., Class A	33,600	$18,163
	Zhende Medical Co. Ltd., Class A	2,900	7,541
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	53,400	61,744
*	Zhong An Group Ltd.	317,000	4,347
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	53,700	31,737
	Zhongsheng Group Holdings Ltd.	125,000	211,003
*Ω	Zhongyuan Bank Co. Ltd., Class H	145,000	5,895
Ω	Zhou Hei Ya International Holdings Co. Ltd.	200,000	44,574
#*	Zhuguang Holdings Group Co. Ltd.	28,000	891
	Zhuhai Huafa Properties Co. Ltd., Class A	22,100	20,550
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	30,400	74,628
	Zhuzhou Kibing Group Co. Ltd., Class A	32,000	26,149
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	269,800	143,464
TOTAL CHINA			33,623,637
COLOMBIA — (0.0%)
	Almacenes Exito SA, BDR	22,960	72,341
	Grupo Argos SA	15,974	56,283
	Mineros SA	34,702	17,110
TOTAL COLOMBIA			145,734
DENMARK — (2.1%)
	Alm Brand AS	302,698	549,509
	BankNordik P	1,321	35,841
#*	Bavarian Nordic AS	26,100	599,601
	Columbus AS	23,788	25,700
	D/S Norden AS	9,351	503,147
	Dfds AS	14,217	481,675
#	FLSmidth & Co. AS	17,559	720,892
*	Gabriel Holding AS	30	1,071
*	GN Store Nord AS	35,889	846,353
	GronlandsBANKEN AS	210	20,202
	H Lundbeck AS	97,184	492,232
	H Lundbeck AS, Class A	24,658	108,799
*	H+H International AS, Class B	6,441	71,467
	ISS AS	44,132	835,065
	Jyske Bank AS	18,173	1,391,990
	Matas AS	13,030	233,614
*Ω	Netcompany Group AS	11,799	470,644
*	Nilfisk Holding AS	4,737	83,478
*	NKT AS	19,205	1,339,048
	North Media AS	2,598	29,029
	Per Aarsleff Holding AS	6,619	304,671
	Ringkjoebing Landbobank AS	9,222	1,486,425
	Rockwool AS, Class A	1,416	386,939
	Rockwool AS, Class B	2,620	714,282
#*	RTX AS	1,806	22,495
Ω	Scandinavian Tobacco Group AS, Class A	22,438	403,077
	Schouw & Co. AS	4,623	369,656
	Solar AS, Class B	1,665	108,429
	SP Group AS	2,158	59,255
	Spar Nord Bank AS	34,913	594,014
	Sparekassen Sjaelland-Fyn AS	4,899	158,007
	Sydbank AS	19,669	872,894
	TORM PLC, Class A	12,616	443,252
	Vestjysk Bank AS	59,255	36,112
TOTAL DENMARK			14,798,865

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (1.8%)
	Aktia Bank OYJ	15,532	$163,691
	Alandsbanken Abp, Class B	2,284	80,390
	Anora Group OYJ	6,620	33,256
	Apetit OYJ	1,113	15,982
	Aspo OYJ	4,867	32,430
	Atria OYJ	3,506	40,837
	Bittium OYJ	5,009	25,584
	Cargotec OYJ, Class B	10,303	585,727
	Digia OYJ	4,078	24,097
Ω	Enento Group OYJ	3,980	85,509
	Fiskars OYJ Abp	10,410	194,205
	Fortum OYJ	89,128	1,218,393
	Glaston OYJ Abp	8,852	7,081
*	HKScan OYJ, Class A	16,407	13,507
	Huhtamaki OYJ	25,055	983,357
	Kamux Corp.	1,769	9,924
	Kemira OYJ	32,084	600,525
	Kesko OYJ, Class A	4,279	83,937
	Kesko OYJ, Class B	9,090	177,524
	Konecranes OYJ	14,581	626,203
#	Lassila & Tikanoja OYJ	10,732	119,956
	Metsa Board OYJ, Class A	2,149	21,386
	Metsa Board OYJ, Class B	48,951	394,262
#	NoHo Partners OYJ	1,625	14,827
	Nokian Renkaat OYJ	29,900	269,468
	Olvi OYJ, Class A	3,777	129,421
	Oma Saastopankki OYJ	2,569	64,471
	Oriola OYJ	4,300	5,592
#	Oriola OYJ, Class B	39,268	46,089
#	Outokumpu OYJ	104,294	445,202
*	Pihlajalinna OYJ	6,174	48,073
	Ponsse OYJ	730	18,684
	Raisio OYJ, Class V	36,679	80,776
	Rapala VMC OYJ	4,631	15,598
	Sanoma OYJ	19,907	148,268
	Scanfil OYJ	3,530	28,389
*	SRV Group OYJ	786	3,405
	Stora Enso OYJ, Class R	124,293	1,581,599
	Taaleri PLC	5,902	60,082
#*	Teleste OYJ	3,463	10,060
Ω	Terveystalo OYJ	45,094	380,133
	TietoEVRY OYJ	23,793	552,128
	Tokmanni Group Corp.	8,641	148,166
#	Valmet OYJ	38,832	1,099,089
	Wartsila OYJ Abp	106,918	1,577,212
*	WithSecure OYJ	25,449	29,878
	YIT OYJ	27,688	58,981
TOTAL FINLAND			12,353,354
FRANCE — (4.2%)
	AKWEL SADIR	2,712	46,633
Ω	ALD SA	36,169	241,055
#	Alstom SA	67,906	856,322
Ω	Amundi SA	15,034	1,016,864
	Arkema SA	14,903	1,621,938
	Assystem SA	1,526	86,066
#*	Atos SE	30,408	129,809
	Axway Software SA	1,894	60,849
	Beneteau SACA	9,933	119,043

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Boiron SA	1,406	$60,812
	Bonduelle SCA	2,558	27,177
	Bouygues SA	51,932	1,902,404
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	448	24,225
	Carrefour SA	102,168	1,744,242
	CBo Territoria	11,180	43,739
*	Cegedim SA	2,088	37,357
*	CGG SA	205,970	98,781
	Chargeurs SA	4,389	55,999
	Cie des Alpes	6,017	98,019
	Cie Plastic Omnium SE	14,248	163,303
#	Clariane SE	15,822	39,984
	Coface SA	34,135	461,259
	Derichebourg SA	27,304	140,877
	Eiffage SA	20,030	2,095,742
#*	Ekinops SAS	2,652	12,971
#*Ω	Elior Group SA	41,700	120,495
	Elis SA	58,949	1,296,104
	Eramet SA	1,503	103,522
	Esso SA Francaise	182	10,654
	Etablissements Maurel et Prom SA	22,578	133,833
	Eurazeo SE	11,657	992,946
#*	Eutelsat Communications SACA	28,755	104,880
*	Exclusive Networks SA	3,038	61,984
	Exel Industries SA, Class A	396	24,829
	Fnac Darty SA	2,442	65,238
*	Forvia SE	44,431	763,646
	GL Events SACA	2,532	54,587
	Groupe Crit SA	1,048	84,243
#	Groupe SFPI	8,334	17,320
	Guerbet	1,473	36,286
	Imerys SA	10,388	345,466
	IPSOS SA	11,856	778,118
	Jacquet Metals SACA	4,886	95,504
	Laurent-Perrier	749	99,974
	LISI SA	3,548	83,513
	LNA Sante SA	1,202	25,676
Ω	Maisons du Monde SA	4,257	20,550
	Manitou BF SA	2,169	48,588
	Mersen SA	6,943	251,863
	Metropole Television SA	6,128	86,910
#*	Nacon SA	2,753	5,058
	Nexity SA	8,465	141,097
	NRJ Group	6,338	53,947
	Quadient SA	11,111	235,409
	Renault SA	55,113	2,075,538
	Rexel SA	53,173	1,416,171
	Samse SACA	262	56,566
	Savencia SA	1,752	101,493
	SCOR SE	40,167	1,198,228
	SEB SA	5,149	628,746
	SES SA	111,414	683,584
*Ω	SMCP SA	13,403	39,188
	Societe BIC SA	5,124	354,542
	Societe LDC SADIR	825	117,975
	Stef SA	927	121,343
	Synergie SE	2,390	82,890
	Technip Energies NV	32,441	671,547
	Television Francaise 1 SA	14,457	127,200

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Totalenergies EP Gabon	282	$46,387
	Trigano SA	2,049	322,759
*	Ubisoft Entertainment SA	15,965	352,157
	Valeo SE	59,493	776,535
*	Vallourec SACA	43,623	624,088
	Vicat SACA	4,787	186,241
	VIEL & Cie SA	3,477	30,881
	Vivendi SE	175,700	1,980,061
#*	Voltalia SA	5,427	46,440
	Vranken-Pommery Monopole SA	1,043	17,959
*Ω	Worldline SA	6,497	87,830
*Ω	X-Fab Silicon Foundries SE	18,603	178,787
TOTAL FRANCE			29,652,846
GERMANY — (4.5%)
	1&1 AG	9,437	186,359
	7C Solarparken AG	17,690	64,872
	All for One Group SE	212	11,334
	AlzChem Group AG	1,011	25,824
Ω	Aumann AG	2,278	39,264
	Aurubis AG	9,174	659,916
*Ω	Auto1 Group SE	8,985	37,381
	BayWa AG	4,365	140,213
Ω	Befesa SA	5,892	207,051
	Bertrandt AG	898	48,036
	Bijou Brigitte AG	1,477	60,721
	Bilfinger SE	9,612	407,478
*	Borussia Dortmund GmbH & Co. KGaA	25,902	106,411
	Brenntag SE	22,859	2,020,964
	CANCOM SE	6,818	216,428
*	Ceconomy AG	93,170	226,324
	Cewe Stiftung & Co. KGAA	1,803	196,489
	Commerzbank AG	222,735	2,557,798
	Continental AG	27,863	2,276,146
*Ω	Covestro AG	52,882	2,792,459
	CropEnergies AG	8,453	105,147
	Deutz AG	41,097	248,374
	Draegerwerk AG & Co. KGaA	853	38,599
	Duerr AG	11,658	266,542
Ω	DWS Group GmbH & Co. KGaA	9,378	383,512
	EDAG Engineering Group AG	1,985	28,284
	ElringKlinger AG	8,846	48,762
*	Encavis AG	22,644	315,257
	Evonik Industries AG	46,390	853,397
#*	flatexDEGIRO AG	14,771	161,522
	FORTEC Elektronik AG	585	16,163
*	Fraport AG Frankfurt Airport Services Worldwide	8,317	488,141
	Freenet AG	36,293	1,002,873
	Fresenius Medical Care AG	47,923	1,852,205
	Friedrich Vorwerk Group SE	933	15,855
	GEA Group AG	14,923	597,652
	Gerresheimer AG	8,611	877,882
	Gesco SE	2,252	40,702
	H&R GmbH & Co. KGaA	4,152	21,962
	Hamburger Hafen und Logistik AG	5,313	94,872
#*	Heidelberger Druckmaschinen AG	44,000	51,945
*	HelloFresh SE	15,716	207,840
	Hornbach Holding AG & Co. KGaA	2,266	162,696
	Indus Holding AG	555	13,379

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
Ω	Instone Real Estate Group SE	17,183	$148,276
	Jenoptik AG	14,474	452,012
Ω	JOST Werke SE	3,772	182,153
	K&S AG	49,495	694,228
	KION Group AG	13,497	615,799
*	Koenig & Bauer AG	4,875	58,576
	Kontron AG	8,109	188,051
	Krones AG	3,273	405,606
	KSB SE & Co. KGaA	62	43,844
	KWS Saat SE & Co. KGaA	3,267	183,492
	Lanxess AG	16,709	446,069
#*	LPKF Laser & Electronics SE	3,178	31,045
*	Mediclin AG	5,270	15,126
*	Medios AG	1,947	31,708
*	METRO AG	31,081	209,485
	MLP SE	21,361	123,861
	Mutares SE & Co. KGaA	2,158	87,654
	Norma Group SE	1,284	20,881
	OHB SE	1,667	78,355
	Pfeiffer Vacuum Technology AG	218	36,579
	ProSiebenSat.1 Media SE	39,294	276,422
	Puma SE	9,769	393,142
*	q.beyond AG	32,252	24,197
	RTL Group SA	8,393	322,546
	SAF-Holland SE	5,757	92,957
	Salzgitter AG	11,280	314,615
	Schloss Wachenheim AG	674	11,564
#*	SGL Carbon SE	14,958	94,688
*	Siemens Energy AG	59,809	888,580
	Siltronic AG	4,337	407,627
	Sixt SE	3,672	357,858
	Stabilus SE	6,552	459,121
	Suedzucker AG	15,827	223,114
	Surteco Group SE	1,940	33,128
	Synlab AG	11,152	119,881
	Takkt AG	8,473	123,760
*	Talanx AG	16,074	1,127,768
	Technotrans SE	2,069	41,914
	thyssenkrupp AG	117,165	723,106
	United Internet AG	19,329	506,660
	Verbio Vereinigte Bioenergie AG	2,852	62,387
	Vossloh AG	2,264	100,427
	Wacker Chemie AG	3,997	433,358
	Wacker Neuson SE	10,588	196,196
	Wuestenrot & Wuerttembergische AG	8,935	129,355
*Ω	Zalando SE	18,386	367,106
TOTAL GERMANY			32,059,308
GREECE — (0.1%)
*	Aegean Airlines SA	775	10,274
*	Alpha Services & Holdings SA	121,392	216,183
	Bank of Greece	3,495	53,890
	ElvalHalcor SA	7,892	20,336
	GEK Terna Holding Real Estate Construction SA	1,588	23,899
	Helleniq Energy Holdings SA	9,333	74,855
*	LAMDA Development SA	6,355	47,964
	Motor Oil Hellas Corinth Refineries SA	6,363	174,321
*	Piraeus Financial Holdings SA	30,166	122,164
	Sarantis SA	2,655	25,181

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Thrace Plastics Holding & Co.	2,463	$11,601
	Titan Cement International SA	5,589	143,921
TOTAL GREECE			924,589
HONG KONG — (1.2%)
	Analogue Holdings Ltd.	42,000	5,328
	ASMPT Ltd.	54,000	521,120
	Associated International Hotels Ltd.	12,000	9,142
	Bank of East Asia Ltd.	307,200	349,335
*	Blue River Holdings Ltd.	120,000	3,742
*	BOCOM International Holdings Co. Ltd.	275,000	10,834
	Build King Holdings Ltd.	120,000	17,203
*	Century City International Holdings Ltd.	360,000	11,166
	Cheuk Nang Holdings Ltd.	37,997	7,733
	Chevalier International Holdings Ltd.	20,000	11,820
*	China Energy Development Holdings Ltd.	2,198,000	20,188
	Chow Sang Sang Holdings International Ltd.	103,000	112,250
	CITIC Telecom International Holdings Ltd.	397,000	141,560
Ω	Crystal International Group Ltd.	149,500	56,748
	CSI Properties Ltd.	1,310,000	14,585
*††	CW Group Holdings Ltd.	183,500	0
	Dah Sing Banking Group Ltd.	100,400	60,356
	Dah Sing Financial Holdings Ltd.	36,000	72,502
	Eagle Nice International Holdings Ltd.	36,000	20,043
#	EC Healthcare	64,000	9,430
*††	EcoGreen International Group Ltd.	84,000	3,828
	Emperor International Holdings Ltd.	270,000	12,272
	Emperor Watch & Jewellery Ltd.	790,000	18,028
*	Esprit Holdings Ltd.	775,000	28,347
Ω	ESR Group Ltd.	48,200	61,613
	Far East Consortium International Ltd.	297,223	47,961
	First Pacific Co. Ltd.	560,000	212,709
*Ω	FIT Hon Teng Ltd.	386,000	46,138
	Great Eagle Holdings Ltd.	60,527	89,103
	Guotai Junan International Holdings Ltd.	796,000	50,018
	Hang Lung Group Ltd.	124,000	149,274
	Hang Lung Properties Ltd.	471,000	546,812
	Hanison Construction Holdings Ltd.	105,877	9,149
*	Harbour Centre Development Ltd.	17,000	13,068
	HKBN Ltd.	197,500	82,073
	HKR International Ltd.	251,040	39,935
	Hon Kwok Land Investment Co. Ltd.	54,000	9,215
*	Hongkong & Shanghai Hotels Ltd.	121,716	84,203
Ω	Impro Precision Industries Ltd.	75,000	23,976
*	ITC Properties Group Ltd.	84,761	5,604
	Johnson Electric Holdings Ltd.	86,555	113,507
	K Wah International Holdings Ltd.	318,000	77,272
*	Kader Holdings Co. Ltd.	98,000	4,003
	Kerry Logistics Network Ltd.	131,500	146,104
	Kerry Properties Ltd.	146,000	231,845
	Kowloon Development Co. Ltd.	105,000	64,186
*	Lai Sun Development Co. Ltd.	88,200	7,338
*	Lai Sun Garment International Ltd.	136,459	12,257
	Liu Chong Hing Investment Ltd.	40,000	25,714
	Luk Fook Holdings International Ltd.	97,000	240,310
*	Midland Holdings Ltd.	93,517	5,934
*	Mongolian Mining Corp.	162,000	175,404
*	NagaCorp Ltd.	284,000	95,640
††	Nan Hai Corp. Ltd.	1,800,000	1,520

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	New World Development Co. Ltd.	372,000	$455,943
	Pacific Basin Shipping Ltd.	1,251,000	348,228
*	Pacific Century Premium Developments Ltd.	301,000	8,103
	Pacific Textiles Holdings Ltd.	47,000	7,460
*	Paliburg Holdings Ltd.	86,000	7,342
	PC Partner Group Ltd.	64,000	21,136
	Pico Far East Holdings Ltd.	278,000	53,747
	Public Financial Holdings Ltd.	116,000	18,708
*	Regal Hotels International Holdings Ltd.	68,000	25,560
Ω	Regina Miracle International Holdings Ltd.	29,000	7,291
	SAS Dragon Holdings Ltd.	64,000	27,895
*	Shangri-La Asia Ltd.	256,000	159,079
*	Shun Tak Holdings Ltd.	362,000	36,143
	SmarTone Telecommunications Holdings Ltd.	69,500	34,715
	Soundwill Holdings Ltd.	23,500	20,120
	Stella International Holdings Ltd.	138,500	182,657
	Swire Pacific Ltd., Class A	105,000	812,388
	Swire Pacific Ltd., Class B	175,000	206,226
	Tao Heung Holdings Ltd.	133,000	12,395
*	Texhong International Group Ltd.	64,500	30,640
*††	Tian Shan Development Holding Ltd.	62,000	0
*	Tongda Group Holdings Ltd.	1,935,000	22,793
	Town Health International Medical Group Ltd.	650,000	24,014
	Transport International Holdings Ltd.	42,371	48,978
	United Laboratories International Holdings Ltd.	274,000	236,859
††	Untrade.Genting Hk	331,000	3,294
	Vedan International Holdings Ltd.	80,000	5,369
	VSTECS Holdings Ltd.	192,000	103,458
	Wang On Group Ltd.	1,400,000	6,139
Ω	WH Group Ltd.	1,552,160	915,766
	Wing Tai Properties Ltd.	72,000	23,491
*	Xingye Alloy Materials Group Ltd.	84,000	11,299
	Xinyi Glass Holdings Ltd.	35,016	29,029
	YTO International Express & Supply Chain Technology Ltd.	28,000	4,170
	Yue Yuen Industrial Holdings Ltd.	136,500	128,723
*	Yunfeng Financial Group Ltd.	58,000	6,111
TOTAL HONG KONG			8,234,714
HUNGARY — (0.0%)
*	Opus Global Nyrt	69,218	81,941
	Richter Gedeon Nyrt	7,511	202,649
TOTAL HUNGARY			284,590
INDIA — (6.8%)
	360 ONE WAM Ltd.	8,069	60,292
	Aarti Drugs Ltd.	8,644	54,602
	Aarti Industries Ltd.	18,622	147,437
*	Aarti Pharmalabs Ltd.	4,656	29,857
	ADF Foods Ltd.	15,440	39,988
*	Aditya Birla Capital Ltd.	8,625	17,756
	Advanced Enzyme Technologies Ltd.	6,791	31,078
	Aegis Logistics Ltd.	31,470	143,227
	AGI Greenpac Ltd.	5,757	55,461
	Agro Tech Foods Ltd.	2,464	24,766
	Ahluwalia Contracts India Ltd.	6,104	62,836
	Alembic Ltd.	15,848	17,903
	Alembic Pharmaceuticals Ltd.	10,543	122,841
*	Allcargo Gati Ltd.	5,798	8,785

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Allcargo Logistics Ltd.	56,988	$55,601
	Allcargo Terminals Ltd.	14,247	12,337
	Amara Raja Energy & Mobility Ltd.	9,138	97,369
*	Amber Enterprises India Ltd.	2,475	129,368
	Anant Raj Ltd.	19,359	73,961
	Andhra Sugars Ltd.	14,285	19,121
	Angel One Ltd.	2,662	104,868
	Apar Industries Ltd.	4,076	307,484
	Apollo Tyres Ltd.	82,490	536,535
	Arvind Fashions Ltd.	10,674	66,657
	Arvind Ltd.	42,016	158,837
	Ashiana Housing Ltd.	6,346	23,523
*	Ashoka Buildcon Ltd.	23,322	50,962
*Ω	Aster DM Healthcare Ltd.	27,926	148,498
	Astra Microwave Products Ltd.	16,574	113,963
	Atul Ltd.	1,576	121,842
	AurionPro Solutions Ltd.	1,422	37,811
	Aurobindo Pharma Ltd.	63,939	887,461
	Automotive Axles Ltd.	1,036	25,623
	Avanti Feeds Ltd.	2,210	13,913
	Bajaj Consumer Care Ltd.	16,880	44,530
*	Bajaj Hindusthan Sugar Ltd.	245,227	91,818
	Balaji Amines Ltd.	452	13,202
	Balmer Lawrie & Co. Ltd.	19,247	65,915
	Balrampur Chini Mills Ltd.	29,626	141,218
	Banco Products India Ltd.	7,771	66,514
	Bank of India	114,507	191,124
	Bank of Maharashtra	144,375	95,939
	Bannari Amman Sugars Ltd.	902	26,191
	BASF India Ltd.	703	25,723
	BEML Ltd.	3,201	134,881
	Bhansali Engineering Polymers Ltd.	18,456	23,684
	Bharat Heavy Electricals Ltd.	200,182	550,047
	Birla Corp. Ltd.	6,464	119,017
	Birlasoft Ltd.	29,082	297,624
	Bombay Burmah Trading Co.	4,849	101,745
*	Borosil Ltd.	2,401	10,168
	Brigade Enterprises Ltd.	23,418	287,985
*	Brightcom Group Ltd.	163,944	40,167
	BSE Ltd.	10,692	300,476
*	Camlin Fine Sciences Ltd.	19,146	29,783
	Canara Bank	94,771	548,908
*	Capacit'e Infraprojects Ltd.	3,705	11,767
	Caplin Point Laboratories Ltd.	3,997	69,383
	Care Ratings Ltd.	4,579	56,613
	CCL Products India Ltd.	15,057	121,944
	Ceat Ltd.	6,015	191,130
	Century Enka Ltd.	3,444	18,537
	Century Textiles & Industries Ltd.	10,821	186,353
	Chambal Fertilisers & Chemicals Ltd.	36,837	162,841
*††	Chennai Super Kings Cricket Ltd.	33,314	0
	CIE Automotive India Ltd.	29,639	173,289
	Cigniti Technologies Ltd.	3,813	46,047
	City Union Bank Ltd.	83,557	145,987
Ω	Cochin Shipyard Ltd.	16,036	175,682
	Container Corp. of India Ltd.	22,302	237,384
	Coromandel International Ltd.	25,282	320,312
	Cosmo First Ltd.	4,186	31,030
*	CSB Bank Ltd.	17,397	80,371

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Cyient Ltd.	10,755	$255,747
*	D B Realty Ltd.	19,709	59,586
	Dalmia Bharat Ltd.	18,022	491,918
	Dalmia Bharat Sugar & Industries Ltd.	5,261	25,481
	DB Corp. Ltd.	16,814	64,643
	DCB Bank Ltd.	58,753	97,796
	DCM Shriram Ltd.	7,541	94,019
	DCW Ltd.	37,568	31,188
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,127	105,310
	Delta Corp. Ltd.	21,699	36,591
	Dhampur Sugar Mills Ltd.	11,450	36,536
	Dhanuka Agritech Ltd.	3,371	48,831
Ω	Dilip Buildcon Ltd.	7,058	34,023
*	Dish TV India Ltd.	75,147	18,047
	Dollar Industries Ltd.	4,294	23,876
	Dwarikesh Sugar Industries Ltd.	19,117	19,540
	Dynamatic Technologies Ltd.	486	37,577
	eClerx Services Ltd.	4,926	161,486
	EID Parry India Ltd.	19,753	149,928
	EIH Associated Hotels	1,808	14,360
	EIH Ltd.	35,168	139,583
	Electrosteel Castings Ltd.	104,310	218,613
Ω	Endurance Technologies Ltd.	5,726	145,423
	Engineers India Ltd.	58,317	165,920
	Epigral Ltd.	870	10,913
	EPL Ltd.	28,442	69,165
Ω	Equitas Small Finance Bank Ltd.	56,690	71,097
*Ω	Eris Lifesciences Ltd.	7,443	82,380
	Escorts Kubota Ltd.	8,711	313,215
	Everest Industries Ltd.	1,612	24,821
	Everest Kanto Cylinder Ltd.	6,320	10,824
	Exide Industries Ltd.	88,153	355,718
*	FDC Ltd.	11,996	60,109
	Federal Bank Ltd.	390,779	692,636
*	Federal-Mogul Goetze India Ltd.	4,153	18,549
	FIEM Industries Ltd.	693	20,020
	Filatex India Ltd.	27,476	20,443
	Finolex Cables Ltd.	15,463	203,153
	Finolex Industries Ltd.	48,381	129,423
	Firstsource Solutions Ltd.	58,361	143,604
	Force Motors Ltd.	1,050	50,428
	Fortis Healthcare Ltd.	95,930	499,066
	Gabriel India Ltd.	17,080	79,108
	GAIL India Ltd.	563,053	1,172,274
	Ganesh Housing Corp. Ltd.	2,638	23,350
	Garden Reach Shipbuilders & Engineers Ltd.	6,204	69,387
	Gateway Distriparks Ltd.	33,716	45,437
*	GE T&D India Ltd.	3,925	32,181
	Genus Power Infrastructures Ltd.	32,993	105,223
	Geojit Financial Services Ltd.	13,175	13,544
	GHCL Ltd.	16,967	119,171
	Glenmark Pharmaceuticals Ltd.	33,446	364,927
	Godawari Power & Ispat Ltd.	12,579	115,602
	Godfrey Phillips India Ltd.	2,468	73,627
Ω	Godrej Agrovet Ltd.	7,864	52,673
*	Godrej Industries Ltd.	9,179	99,504
	Goodyear India Ltd.	1,451	24,315
	Granules India Ltd.	32,878	163,829
	Graphite India Ltd.	11,951	78,029

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Grauer & Weil India Ltd.	10,217	$19,196
	Great Eastern Shipping Co. Ltd.	27,406	326,034
	Greaves Cotton Ltd.	24,203	47,766
	Greenpanel Industries Ltd.	9,316	44,464
	Greenply Industries Ltd.	10,082	29,826
	Gujarat Alkalies & Chemicals Ltd.	7,842	74,894
	Gujarat Ambuja Exports Ltd.	12,280	57,405
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,891	161,696
	Gujarat Pipavav Port Ltd.	48,693	103,673
	Gujarat State Petronet Ltd.	61,353	271,065
	Gulf Oil Lubricants India Ltd.	1,725	16,587
	HBL Power Systems Ltd.	29,816	193,751
*	HealthCare Global Enterprises Ltd.	10,118	45,368
	HEG Ltd.	2,257	47,957
	HeidelbergCement India Ltd.	15,130	42,230
	Heritage Foods Ltd.	8,870	34,344
	Hero MotoCorp Ltd.	5,217	290,339
	HFCL Ltd.	147,411	182,692
	HG Infra Engineering Ltd.	2,873	32,315
	Hikal Ltd.	9,005	32,559
	HIL Ltd.	1,013	36,343
	Himadri Speciality Chemical Ltd.	64,558	289,190
*	Himatsingka Seide Ltd.	11,567	23,259
	Hindustan Copper Ltd.	24,909	86,955
	Hindware Home Innovation Ltd.	3,544	20,665
	Honda India Power Products Ltd.	598	17,593
	Huhtamaki India Ltd.	2,798	10,881
	I G Petrochemicals Ltd.	4,882	29,382
	ICRA Ltd.	909	60,097
*	IDFC First Bank Ltd.	736,597	745,497
	IDFC Ltd.	299,310	429,009
*	IFB Industries Ltd.	2,317	37,572
	Igarashi Motors India Ltd.	1,465	9,834
	IIFL Securities Ltd.	26,423	54,063
*	India Cements Ltd.	43,951	138,663
	India Glycols Ltd.	3,432	37,579
*	Indiabulls Real Estate Ltd.	41,210	48,699
	Indian Bank	62,818	375,624
	Indian Metals & Ferro Alloys Ltd.	4,203	33,316
	Indo Count Industries Ltd.	12,207	40,765
	Indoco Remedies Ltd.	6,798	30,670
*	Indus Towers Ltd.	117,277	314,690
	Infibeam Avenues Ltd.	6,773	2,856
*	Inox Wind Ltd.	12,758	72,823
	Insecticides India Ltd.	3,251	24,814
	Intellect Design Arena Ltd.	12,705	137,809
	IOL Chemicals & Pharmaceuticals Ltd.	5,999	32,126
	Ipca Laboratories Ltd.	29,641	399,507
Ω	IRCON International Ltd.	51,030	146,488
	ISGEC Heavy Engineering Ltd.	3,339	41,125
	ITD Cementation India Ltd.	8,815	34,299
	J Kumar Infraprojects Ltd.	9,206	71,498
	Jai Corp. Ltd.	12,215	54,964
	Jammu & Kashmir Bank Ltd.	63,698	102,631
	Jamna Auto Industries Ltd.	6,298	8,981
	Jindal Poly Films Ltd.	3,854	28,963
	Jindal Saw Ltd.	53,430	335,101
	Jindal Stainless Ltd.	110,462	765,179
	Jindal Steel & Power Ltd.	99,431	904,695

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	JK Cement Ltd.	5,781	$304,187
	JK Lakshmi Cement Ltd.	14,023	158,092
	JK Paper Ltd.	21,843	114,445
	JK Tyre & Industries Ltd.	17,886	113,635
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,564	22,223
	JSW Energy Ltd.	118,534	719,928
	JTEKT India Ltd.	11,906	23,170
	Jubilant Ingrevia Ltd.	13,841	72,934
	Jubilant Pharmova Ltd.	14,481	99,370
	Jyothy Labs Ltd.	34,605	212,267
	Kalpataru Projects International Ltd.	17,626	169,445
	Kalyani Steels Ltd.	7,765	56,650
	Kansai Nerolac Paints Ltd.	24,754	101,956
	Karnataka Bank Ltd.	70,994	217,951
	Karur Vysya Bank Ltd.	100,489	239,710
	Kaveri Seed Co. Ltd.	4,744	41,290
	KCP Ltd.	19,493	46,001
	KEC International Ltd.	25,269	199,818
	Kirloskar Brothers Ltd.	5,401	58,958
	Kirloskar Ferrous Industries Ltd.	9,588	73,609
	Kirloskar Oil Engines Ltd.	10,569	89,595
	Kitex Garments Ltd.	5,027	14,079
	Klass Pack Ltd.	1,801	2,358
	KNR Constructions Ltd.	27,447	91,059
	Kolte-Patil Developers Ltd.	5,519	33,981
	Kovai Medical Center & Hospital	843	32,817
	KRBL Ltd.	16,393	70,910
	Krsnaa Diagnostics Ltd.	2,294	19,275
	LA Opala RG Ltd.	7,436	32,750
	Lakshmi Machine Works Ltd.	568	93,540
Ω	Laurus Labs Ltd.	7,432	34,070
	LG Balakrishnan & Bros Ltd.	7,187	111,562
	LT Foods Ltd.	40,174	95,303
	Lumax Auto Technologies Ltd.	4,253	19,939
	Lupin Ltd.	42,305	763,793
	LUX Industries Ltd.	628	9,446
	Maharashtra Seamless Ltd.	14,386	182,869
	Mahindra Lifespace Developers Ltd.	15,138	102,021
	Maithan Alloys Ltd.	1,484	19,437
	Man Infraconstruction Ltd.	15,353	43,989
	Marksans Pharma Ltd.	59,055	110,940
	Mastek Ltd.	2,731	93,995
	Max Estates Ltd.	9,610	34,063
	Mayur Uniquoters Ltd.	2,063	14,172
	Meghmani Organics Ltd.	29,423	30,966
	Minda Corp. Ltd.	16,296	81,177
*	Mirza International Ltd.	11,137	7,837
Ω	Mishra Dhatu Nigam Ltd.	8,726	54,257
	MM Forgings Ltd.	2,528	28,017
	Monte Carlo Fashions Ltd.	1,211	10,104
*	Morepen Laboratories Ltd.	60,453	38,557
	Mphasis Ltd.	9,075	282,650
	MRF Ltd.	454	776,198
	Mukand Ltd.	6,374	14,227
	Natco Pharma Ltd.	11,527	119,989
	National Aluminium Co. Ltd.	201,774	364,610
	National Fertilizers Ltd.	13,589	20,671
	Nava Ltd.	21,096	121,064
	Navneet Education Ltd.	18,503	34,313

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NCC Ltd.	97,963	$253,735
	NCL Industries Ltd.	7,001	20,720
	NESCO Ltd.	3,968	41,365
	Neuland Laboratories Ltd.	2,588	201,185
	Newgen Software Technologies Ltd.	5,182	52,425
	NIIT Learning Systems Ltd.	10,780	60,442
	NIIT Ltd.	10,780	16,204
	Nilkamal Ltd.	1,432	37,457
Ω	Nippon Life India Asset Management Ltd.	24,048	151,756
	NMDC Ltd.	165,906	439,550
*††	NMDC Steel Ltd.	153,931	128,891
	NOCIL Ltd.	22,530	73,033
	Novartis India Ltd.	1,209	14,379
	NRB Bearings Ltd.	7,863	32,536
	Nucleus Software Exports Ltd.	1,478	28,148
	Oberoi Realty Ltd.	18,539	296,279
*	OnMobile Global Ltd.	8,360	11,337
	Oracle Financial Services Software Ltd.	4,537	356,151
	Orient Cement Ltd.	25,897	88,330
	Orient Paper & Industries Ltd.	25,398	17,514
	Oriental Carbon & Chemicals Ltd.	1,832	19,287
	Panama Petrochem Ltd.	2,894	12,626
*Ω	Parag Milk Foods Ltd.	6,480	15,938
*	Patel Engineering Ltd.	80,785	68,288
*	PC Jeweller Ltd.	62,691	41,758
	PCBL Ltd.	36,684	140,977
	Petronet LNG Ltd.	186,651	604,402
	Pfizer Ltd.	66	3,417
	Phoenix Mills Ltd.	16,437	478,539
*	Piramal Pharma Ltd.	65,792	114,133
	PNC Infratech Ltd.	17,993	98,881
	Polyplex Corp. Ltd.	3,760	45,931
	Power Mech Projects Ltd.	1,284	82,643
*	Prakash Industries Ltd.	25,349	63,447
Ω	Prataap Snacks Ltd.	1,310	20,282
	Prestige Estates Projects Ltd.	32,983	499,418
*	Pricol Ltd.	16,687	76,766
*	Prism Johnson Ltd.	29,365	64,385
	PSP Projects Ltd.	1,511	13,616
	Punjab National Bank	434,872	599,760
	Puravankara Ltd.	13,056	40,880
*Ω	Quess Corp. Ltd.	5,911	35,967
	Rain Industries Ltd.	44,748	93,596
	Rajesh Exports Ltd.	12,943	56,945
	Rallis India Ltd.	16,538	52,768
	Ramco Cements Ltd.	22,141	270,838
*	Ramco Systems Ltd.	3,976	15,898
	Ramkrishna Forgings Ltd.	17,745	163,198
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	86,828
	Raymond Ltd.	9,936	212,345
Ω	RBL Bank Ltd.	83,131	260,500
	Redington Ltd.	131,696	285,207
*	Redtape Ltd.	11,137	87,575
*	Reliance Power Ltd.	583,182	208,665
	Rico Auto Industries Ltd.	16,938	20,858
	RITES Ltd.	11,078	99,132
	Route Mobile Ltd.	661	12,660
	RSWM Ltd.	7,446	20,373
	Rupa & Co. Ltd.	3,253	10,863

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sagar Cements Ltd.	6,506	$21,087
	Sandhar Technologies Ltd.	2,664	15,392
*	Sanghi Industries Ltd.	18,177	28,167
	Sanghvi Movers Ltd.	2,991	27,957
	Sarda Energy & Minerals Ltd.	27,610	83,382
	Sasken Technologies Ltd.	712	12,509
	Savita Oil Technologies Ltd.	5,680	28,415
	SEAMEC Ltd.	1,481	20,179
*	Sequent Scientific Ltd.	8,389	13,889
	Seshasayee Paper & Boards Ltd.	7,419	30,708
Ω	SH Kelkar & Co. Ltd.	11,863	23,982
	Shankara Building Products Ltd.	990	9,152
	Sharda Cropchem Ltd.	4,998	23,833
	Sharda Motor Industries Ltd.	1,048	17,192
*	Shilpa Medicare Ltd.	5,720	25,170
	Shipping Corp. of India Ltd.	32,265	82,543
††	Shipping Corp. of India Ltd.	32,265	3,940
*	SIS Ltd.	6,676	39,490
	Siyaram Silk Mills Ltd.	2,895	18,561
	SJS Enterprises Ltd.	1,390	9,871
	Sobha Ltd.	10,497	183,220
	Somany Ceramics Ltd.	3,300	28,147
	South Indian Bank Ltd.	497,625	207,834
*	Star Cement Ltd.	16,744	37,564
	Steel Authority of India Ltd.	210,166	310,217
	Sterlite Technologies Ltd.	22,934	39,937
	Strides Pharma Science Ltd.	11,768	99,413
	Styrenix Performance Materials Ltd.	1,107	20,331
	Subros Ltd.	5,228	41,841
	Sudarshan Chemical Industries Ltd.	6,005	38,039
	Sun TV Network Ltd.	19,125	151,613
	Sundaram-Clayton Ltd.	839	15,316
*	Sunflag Iron & Steel Co. Ltd.	10,393	29,793
	Sunteck Realty Ltd.	12,856	72,601
	Suprajit Engineering Ltd.	16,641	78,075
	Supreme Petrochem Ltd.	12,254	88,728
	Surya Roshni Ltd.	9,638	90,708
	Tamil Nadu Newsprint & Papers Ltd.	11,959	45,945
	Tata Chemicals Ltd.	37,650	467,475
	Tata Consumer Products Ltd.	4,990	67,242
	Tata Metaliks Ltd.	1,163	14,937
	Tata Steel Ltd.	22,922	37,525
*Ω	TCNS Clothing Co. Ltd.	1,364	6,690
	TD Power Systems Ltd.	16,940	61,413
	Techno Electric & Engineering Co. Ltd.	13,654	134,485
*Ω	Tejas Networks Ltd.	8,361	79,183
	Texmaco Rail & Engineering Ltd.	63,696	169,805
	Thirumalai Chemicals Ltd.	11,355	33,178
	Thomas Cook India Ltd.	36,783	76,522
	Time Technoplast Ltd.	29,889	62,576
	Titagarh Rail System Ltd.	8,195	108,532
*	TransIndia Real Estate Ltd.	14,247	9,574
	Transport Corp. of India Ltd.	6,289	71,032
	Trident Ltd.	241,317	138,067
	Triveni Engineering & Industries Ltd.	13,982	57,571
	TTK Prestige Ltd.	1,105	10,361
	TVS Holdings Ltd.	839	81,023
	TVS Srichakra Ltd.	1,006	53,600
	Uflex Ltd.	9,820	54,974

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Ujjivan Small Finance Bank Ltd.	131,957	$88,211
*	Unichem Laboratories Ltd.	7,286	41,337
	Union Bank of India Ltd.	182,028	306,223
	UPL Ltd.	117,632	761,978
	Usha Martin Ltd.	39,122	176,398
	UTI Asset Management Co. Ltd.	7,033	78,877
*	VA Tech Wabag Ltd.	10,705	86,849
	Vardhman Textiles Ltd.	26,060	134,571
*Ω	Varroc Engineering Ltd.	8,500	56,961
	Venky's India Ltd.	1,292	30,654
	Vesuvius India Ltd.	2,035	86,778
	Vimta Labs Ltd.	1,870	10,292
	Vindhya Telelinks Ltd.	1,643	48,601
*	Vodafone Idea Ltd.	864,094	148,416
	Voltamp Transformers Ltd.	884	85,964
	Voltas Ltd.	20,276	265,798
	VST Industries Ltd.	911	40,536
	VST Tillers Tractors Ltd.	936	37,564
	Welspun Corp. Ltd.	33,813	239,391
	Welspun Enterprises Ltd.	16,081	68,836
	Welspun Living Ltd.	48,891	96,738
	West Coast Paper Mills Ltd.	10,379	97,577
	Whirlpool of India Ltd.	914	14,816
*	Wockhardt Ltd.	7,656	42,062
	Wonderla Holidays Ltd.	2,335	24,803
*	Yes Bank Ltd.	1,005,777	291,493
*	Zee Entertainment Enterprises Ltd.	111,714	234,031
*	Zee Media Corp. Ltd.	66,484	11,818
	Zensar Technologies Ltd.	21,007	145,825
	Zydus Lifesciences Ltd.	44,718	409,347
	Zydus Wellnes Ltd.	1,773	34,457
TOTAL INDIA			47,684,999
INDONESIA — (0.5%)
	ABM Investama Tbk. PT	132,000	28,502
	Adaro Energy Indonesia Tbk. PT	2,450,700	371,592
*	Adhi Karya Persero Tbk. PT	499,100	8,910
*	Adi Sarana Armada Tbk. PT	319,400	14,686
*	Alam Sutera Realty Tbk. PT	2,048,700	21,049
	Astra Agro Lestari Tbk. PT	62,400	27,300
	Astra Otoparts Tbk. PT	172,500	24,463
	Bank BTPN Syariah Tbk. PT	328,800	33,098
*	Bank Bukopin Tbk. PT	3,976,600	19,388
*	Bank Capital Indonesia Tbk. PT	991,200	8,170
*	Bank China Construction Bank Indonesia Tbk. PT	2,929,400	13,931
*	Bank Mayapada International Tbk. PT	4,551,286	52,531
	Bank Maybank Indonesia Tbk. PT	2,873,800	44,044
*	Bank MNC Internasional Tbk. PT	3,124,100	11,506
*	Bank Nationalnobu Tbk. PT	114,513	6,388
*	Bank Neo Commerce Tbk. PT	529,200	10,952
	Bank OCBC Nisp Tbk. PT	566,200	44,665
*	Bank Pan Indonesia Tbk. PT	802,200	55,853
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	380,853	28,096
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	853,700	35,146
	Bank Tabungan Negara Persero Tbk. PT	1,167,164	96,453
	BISI International Tbk. PT	236,900	22,960
	Blue Bird Tbk. PT	151,800	16,365
*	Buana Lintas Lautan Tbk. PT	1,461,500	14,826
	Bukit Asam Tbk. PT	610,900	101,101

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bumi Resources Tbk. PT	1,597,100	$9,186
*	Bumi Serpong Damai Tbk. PT	1,255,900	82,394
	Ciputra Development Tbk. PT	1,972,586	156,561
	Delta Dunia Makmur Tbk. PT	888,000	21,355
	Dharma Satya Nusantara Tbk. PT	494,300	15,953
	Elang Mahkota Teknologi Tbk. PT	1,520,000	44,613
	Elnusa Tbk. PT	1,110,000	28,225
	Erajaya Swasembada Tbk. PT	1,768,000	45,859
*	Gajah Tunggal Tbk. PT	310,300	21,342
	Gudang Garam Tbk. PT	91,900	114,623
*	Harum Energy Tbk. PT	436,500	32,437
	Indah Kiat Pulp & Paper Tbk. PT	468,500	232,077
	Indika Energy Tbk. PT	467,500	40,837
	Indo Tambangraya Megah Tbk. PT	63,700	109,140
	Indocement Tunggal Prakarsa Tbk. PT	22,900	13,076
	Indofood Sukses Makmur Tbk. PT	628,200	253,829
	Indomobil Sukses Internasional Tbk. PT	319,500	28,141
*	Intiland Development Tbk. PT	678,700	8,240
	Japfa Comfeed Indonesia Tbk. PT	932,700	62,667
*	Kawasan Industri Jababeka Tbk. PT	3,135,500	24,440
	Medco Energi Internasional Tbk. PT	1,528,372	117,855
	Media Nusantara Citra Tbk. PT	1,488,800	33,735
*	MNC Land Tbk. PT	12,970,200	50,889
	Mulia Industrindo Tbk. PT	256,900	6,835
*††	Omni Inovasi Indonesia Tbk. PT	247,700	294
	Pabrik Kertas Tjiwi Kimia Tbk. PT	241,100	95,474
	Pakuwon Jati Tbk. PT	3,727,900	99,205
*	Panin Financial Tbk. PT	1,914,300	31,298
*	Paninvest Tbk. PT	264,900	14,271
*	PP Persero Tbk. PT	550,800	14,371
	Puradelta Lestari Tbk. PT	1,263,400	12,878
	Ramayana Lestari Sentosa Tbk. PT	603,300	18,642
	Resource Alam Indonesia Tbk. PT	290,598	6,703
*††	Rimo International Lestari Tbk. PT	4,191,900	0
	Salim Ivomas Pratama Tbk. PT	511,500	11,865
	Sampoerna Agro Tbk. PT	68,700	8,713
	Samudera Indonesia Tbk. PT	1,503,000	32,756
	Sawit Sumbermas Sarana Tbk. PT	366,600	27,634
	Semen Indonesia Persero Tbk. PT	426,447	167,482
*††	Sri Rejeki Isman Tbk. PT	1,787,400	3,101
	Steel Pipe Industry of Indonesia PT	497,300	9,078
	Summarecon Agung Tbk. PT	2,151,204	76,352
	Surya Citra Media Tbk. PT	2,940,700	28,645
	Surya Esa Perkasa Tbk. PT	990,700	30,899
*	Surya Semesta Internusa Tbk. PT	515,500	13,363
	Tempo Scan Pacific Tbk. PT	117,300	15,381
	Timah Tbk. PT	437,900	15,949
*††	Trada Alam Minera Tbk. PT	3,776,600	0
*	Trimegah Sekuritas Indonesia Tbk. PT	1,532,700	27,170
	Triputra Agro Persada PT	743,600	26,381
	Tunas Baru Lampung Tbk. PT	685,485	28,821
	United Tractors Tbk. PT	38,200	55,490
*††	Waskita Karya Persero Tbk. PT	697,000	3,357
*	Wijaya Karya Persero Tbk. PT	593,900	9,033
	XL Axiata Tbk. PT	841,393	123,587
TOTAL INDONESIA			3,674,477
IRELAND — (0.8%)
	AIB Group PLC	320,177	1,406,353

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	Bank of Ireland Group PLC	330,642	$3,040,574
	Cairn Homes PLC	192,687	295,645
	Dalata Hotel Group PLC	75,889	393,859
	FBD Holdings PLC	9,012	114,437
*	Permanent TSB Group Holdings PLC	38,720	72,186
TOTAL IRELAND			5,323,054
ISRAEL — (0.7%)
*	Afcon Holdings Ltd.	760	20,391
	Africa Israel Residences Ltd.	912	48,443
	Alrov Properties & Lodgings Ltd.	1,983	70,230
*	Ashdod Refinery Ltd.	2,231	51,659
	Ashtrom Group Ltd.	12,019	180,768
	AudioCodes Ltd.	2,162	24,193
*	Avgol Industries 1953 Ltd.	17,326	7,211
*	Azorim-Investment Development & Construction Co. Ltd.	33,567	140,788
	Bet Shemesh Engines Holdings 1997 Ltd.	1,775	60,851
	Carasso Motors Ltd.	6,480	28,509
*	Cellcom Israel Ltd.	37,142	152,629
*	Clal Insurance Enterprises Holdings Ltd.	21,193	329,753
	Delek Group Ltd.	2,316	286,794
	Delta Galil Ltd.	2,465	113,780
	Dor Alon Energy in Israel 1988 Ltd.	1,112	21,249
*	Doral Group Renewable Energy Resources Ltd.	17,908	39,898
*	Duniec Brothers Ltd.	260	13,317
*	Equital Ltd.	6,649	189,228
	Formula Systems 1985 Ltd.	1,756	117,628
	Formula Systems 1985 Ltd., Sponsored ADR	256	17,462
*	Gilat Satellite Networks Ltd.	12,151	76,619
*	Hagag Group Real Estate Development	8,333	31,681
	Hamat Group Ltd.	5,206	17,059
	Harel Insurance Investments & Financial Services Ltd.	50,711	420,645
	IDI Insurance Co. Ltd.	1,993	59,525
	Israel Canada T.R Ltd.	25,831	87,123
	Israel Land Development Co. Ltd.	4,140	36,876
	Isras Investment Co. Ltd.	532	112,258
	Issta Ltd.	2,925	57,537
*	Kamada Ltd.	7,363	42,190
	Kardan Real Estate Enterprise & Development Ltd.	19,587	21,356
	Kerur Holdings Ltd.	1,355	24,759
*	Klil Industries Ltd.	356	18,652
	Kvutzat Acro Ltd.	1,885	21,689
	M Yochananof & Sons Ltd.	522	23,399
	Mediterranean Towers Ltd.	24,745	63,549
	Meitav Investment House Ltd.	9,370	40,058
	Menora Mivtachim Holdings Ltd.	9,523	239,227
	Meshek Energy Renewable Energies Ltd.	16,764	13,290
	Meshulam Levinstein Contracting & Engineering Ltd.	258	20,839
	Migdal Insurance & Financial Holdings Ltd.	161,691	179,062
	Naphtha Israel Petroleum Corp. Ltd.	11,180	55,864
*	Neto Malinda Trading Ltd.	3,324	44,373
	Oil Refineries Ltd.	754,785	260,339
	Palram Industries 1990 Ltd.	1,933	20,432
*	Partner Communications Co. Ltd.	38,087	176,105
	Paz Oil Co. Ltd.	2,231	183,388
	Plasson Industries Ltd.	1,011	38,592
	Prashkovsky Investments & Construction Ltd.	2,864	64,187
	Rapac Communication & Infrastructure Ltd.	1,204	9,036
	Sano-Brunos Enterprises Ltd.	536	40,964

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Scope Metals Group Ltd.	1,359	$42,142
*	Shikun & Binui Ltd.	2,764	7,212
*	Shufersal Ltd.	24,736	132,720
	Suny Cellular Communication Ltd.	38,993	10,508
Ω	Tamar Petroleum Ltd.	16,144	81,216
TOTAL ISRAEL			4,689,252
ITALY — (2.9%)
	A2A SpA	369,829	733,246
	ACEA SpA	11,629	183,513
Ω	Anima Holding SpA	54,118	244,259
	Arnoldo Mondadori Editore SpA	38,743	99,298
	Ascopiave SpA	14,577	35,326
*	Avio SpA	4,608	40,894
	Azimut Holding SpA	23,874	665,576
	Banca IFIS SpA	7,189	124,433
	Banca Mediolanum SpA	53,020	542,592
	Banca Popolare di Sondrio SPA	135,001	1,025,739
	Banca Profilo SpA	114,968	25,440
	Banco BPM SpA	394,306	2,127,398
	Banco di Desio e della Brianza SpA	12,049	50,076
	BasicNet SpA	5,417	26,167
	Biesse SpA	1,662	21,828
	BPER Banca	292,670	1,055,620
	Buzzi SpA	29,557	1,004,632
	Cairo Communication SpA	17,210	33,466
	Cementir Holding NV	12,612	135,256
*	CIR SpA-Compagnie Industriali	239,509	109,834
	Credito Emiliano SpA	26,852	244,096
	d'Amico International Shipping SA	33,291	222,243
	Danieli & C Officine Meccaniche SpA	12,070	292,956
	Danieli & C Officine Meccaniche SpA	3,835	130,049
	Datalogic SpA	6,667	43,547
	De' Longhi SpA	12,945	419,277
#	Digital Bros SpA	1,007	11,246
	Elica SpA	8,847	22,114
	Emak SpA	17,371	19,696
Ω	Enav SpA	56,412	208,776
	ERG SpA	8,922	261,615
	Esprinet SpA	7,745	44,344
	Fila SpA	7,328	69,372
#*	Fincantieri SpA	92,350	48,880
	FNM SpA	40,686	19,436
*	Garofalo Health Care SpA	4,490	23,497
	Gefran SpA	2,084	19,276
	Hera SpA	198,526	699,333
	IMMSI SpA	62,616	41,098
	Indel B SpA	373	9,534
*	Iveco Group NV	53,448	570,358
	IVS Group SA	6,481	39,309
	Leonardo SpA	105,578	1,842,765
	Mediobanca Banca di Credito Finanziario SpA	144,530	1,914,155
	MFE-MediaForEurope NV, Class A	53,594	136,599
*	Newlat Food SpA	4,322	37,354
*Ω	Nexi SpA	82,277	631,103
#	Openjobmetis SpA agenzia per il lavoro	3,304	57,436
	Orsero SpA	2,608	48,883
Ω	OVS SpA	73,087	174,094
Ω	Pirelli & C SpA	91,793	497,465

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
Ω	Poste Italiane SpA	89,434	$969,791
	Rizzoli Corriere Della Sera Mediagroup SpA	15,382	12,538
*	Sabaf SpA	2,439	46,637
#*	Safilo Group SpA	55,553	66,457
	Saras SpA	162,876	275,771
#	Spaxs SpA	9,293	51,258
*	Telecom Italia SpA	2,526,810	760,845
*	Telecom Italia SpA	1,059,301	333,471
*	Tesmec SpA	66,687	8,303
*	Tod's SpA	1,626	59,609
	Unipol Gruppo SpA	108,936	676,450
	UnipolSai Assicurazioni SpA	129,793	343,459
	Webuild SpA	12,843	27,014
TOTAL ITALY			20,716,102
JAPAN — (16.5%)
	77 Bank Ltd.	15,900	382,448
	Achilles Corp.	4,600	49,099
	AD Works Group Co. Ltd.	20,400	32,505
	ADEKA Corp.	23,900	467,644
	Advan Group Co. Ltd.	7,500	55,383
	AFC-HD AMS Life Science Co. Ltd.	1,800	11,262
	Agro-Kanesho Co. Ltd.	2,600	24,191
#	Ahresty Corp.	9,900	49,209
	Aichi Financial Group, Inc.	10,490	185,184
	Aichi Steel Corp.	3,600	82,793
	Aichi Tokei Denki Co. Ltd.	2,700	52,475
	Aida Engineering Ltd.	14,000	79,600
	Ain Holdings, Inc.	5,800	189,274
	Air Water, Inc.	54,200	715,940
	Airport Facilities Co. Ltd.	9,300	39,077
	Aisan Industry Co. Ltd.	13,200	123,174
*	Akebono Brake Industry Co. Ltd.	42,500	32,721
	Akita Bank Ltd.	4,800	65,922
	Albis Co. Ltd.	2,000	36,498
	Alconix Corp.	9,400	90,591
	Alfresa Holdings Corp.	46,400	760,911
	Alinco, Inc.	4,500	32,778
	Alleanza Holdings Co. Ltd.	3,200	23,934
	Alpen Co. Ltd.	5,100	70,229
	Alpha Systems, Inc.	1,500	31,589
	Alps Alpine Co. Ltd.	62,681	465,189
	Alps Logistics Co. Ltd.	6,000	72,573
	Amada Co. Ltd.	12,008	129,586
	Anabuki Kosan, Inc.	1,200	17,546
	Anest Iwata Corp.	9,900	87,297
	Anritsu Corp.	37,900	300,116
	AOKI Holdings, Inc.	9,900	78,790
	Aoyama Trading Co. Ltd.	15,700	189,126
	Arakawa Chemical Industries Ltd.	5,500	40,755
	Arata Corp.	9,400	208,645
	ARCLANDS Corp.	8,600	98,483
	Arcs Co. Ltd.	12,500	248,716
	Artience Co. Ltd.	10,700	200,215
	Asahi Co. Ltd.	3,000	26,547
	Asahi Yukizai Corp.	3,600	100,150
	Ashimori Industry Co. Ltd.	800	12,352
	Asia Pile Holdings Corp.	10,700	57,421
	Astena Holdings Co. Ltd.	8,100	26,284

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Autobacs Seven Co. Ltd.	20,300	$220,683
	Awa Bank Ltd.	8,400	140,892
	Axial Retailing, Inc.	4,600	127,252
	Axyz Co. Ltd.	800	16,118
	Bando Chemical Industries Ltd.	10,800	128,198
#	Bank of Iwate Ltd.	3,800	66,620
#	Bank of Nagoya Ltd.	3,600	135,363
	Bank of Saga Ltd.	3,301	43,614
	Bank of the Ryukyus Ltd.	3,300	26,307
	Belluna Co. Ltd.	12,600	54,219
	Benesse Holdings, Inc.	13,900	245,814
	Bourbon Corp.	3,000	48,198
	Br Holdings Corp.	4,400	11,164
	Brother Industries Ltd.	5,400	90,464
	Bunka Shutter Co. Ltd.	17,100	170,337
	Canon Electronics, Inc.	6,900	98,105
	Carlit Holdings Co. Ltd.	5,500	36,074
	Carta Holdings, Inc.	2,500	25,397
	Cawachi Ltd.	4,800	87,965
	Central Glass Co. Ltd.	8,700	162,778
	Central Security Patrols Co. Ltd.	2,300	39,477
	Central Sports Co. Ltd.	2,100	35,699
#	Chiba Kogyo Bank Ltd.	23,200	135,360
	Chilled & Frozen Logistics Holdings Co. Ltd.	5,400	61,634
	Chino Corp.	2,600	42,276
	Chori Co. Ltd.	4,500	90,812
	Chubu Shiryo Co. Ltd.	7,421	60,621
	Chuetsu Pulp & Paper Co. Ltd.	3,600	48,637
	Chugin Financial Group, Inc.	44,800	317,231
	Chuo Gyorui Co. Ltd.	500	10,900
	CI Takiron Corp.	14,900	65,757
	Citizen Watch Co. Ltd.	73,800	468,062
	CKD Corp.	15,100	266,260
	CK-San-Etsu Co. Ltd.	1,300	34,602
	CMK Corp.	17,600	90,392
	Coca-Cola Bottlers Japan Holdings, Inc.	37,849	513,687
	Cosmo Energy Holdings Co. Ltd.	21,700	901,268
	CRE, Inc.	2,500	24,140
	Create Medic Co. Ltd.	3,000	18,221
	CTI Engineering Co. Ltd.	3,300	131,219
	Dai Nippon Toryo Co. Ltd.	7,200	56,700
	Daicel Corp.	66,700	653,471
	Dai-Dan Co. Ltd.	10,200	113,212
	Daido Metal Co. Ltd.	13,400	49,574
	Daido Steel Co. Ltd.	40,000	416,815
	Daihatsu Diesel Manufacturing Co. Ltd.	7,400	64,495
	Daihen Corp.	5,700	270,092
	Daiho Corp.	3,400	89,306
	Daiichi Jitsugyo Co. Ltd.	7,800	99,664
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	6,600	43,770
	Daiki Aluminium Industry Co. Ltd.	7,600	64,368
	Daikyonishikawa Corp.	13,400	67,057
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,700	87,384
#	Daio Paper Corp.	12,400	93,400
	Daishi Hokuetsu Financial Group, Inc.	7,850	217,560
#	Daishinku Corp.	9,900	61,130
	Daisue Construction Co. Ltd.	3,500	34,017
	Daito Pharmaceutical Co. Ltd.	5,100	68,085
	Daitron Co. Ltd.	3,400	68,966

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	DCM Holdings Co. Ltd.	36,100	$336,287
#	Denka Co. Ltd.	19,400	338,301
	DIC Corp.	19,700	371,804
#	DKK-Toa Corp.	3,400	21,898
	DKS Co. Ltd.	2,400	41,049
	Doutor Nichires Holdings Co. Ltd.	8,800	129,933
	Dowa Holdings Co. Ltd.	14,500	505,692
	DyDo Group Holdings, Inc.	5,400	108,442
	Eagle Industry Co. Ltd.	9,400	108,891
	Ebara Foods Industry, Inc.	1,400	27,867
	Eco's Co. Ltd.	3,000	49,933
#	EDION Corp.	28,600	314,924
	Ehime Bank Ltd.	10,401	74,432
	Eiken Chemical Co. Ltd.	7,742	96,497
	Elematec Corp.	5,800	70,229
	Endo Lighting Corp.	4,100	39,221
	Enomoto Co. Ltd.	2,300	24,993
*	ES-Con Japan Ltd.	11,300	77,746
	Eslead Corp.	2,900	68,641
	ESPEC Corp.	4,800	81,748
	Exedy Corp.	9,200	176,506
	EXEO Group, Inc.	9,800	218,874
	Ezaki Glico Co. Ltd.	13,700	400,841
	FALCO HOLDINGS Co. Ltd.	2,300	33,429
	Feed One Co. Ltd.	4,700	28,179
	Ferrotec Holdings Corp.	14,500	279,652
	FIDEA Holdings Co. Ltd.	5,910	64,616
#	First Bank of Toyama Ltd.	19,100	108,081
	Focus Systems Corp.	4,700	33,764
	Foster Electric Co. Ltd.	5,860	43,057
	France Bed Holdings Co. Ltd.	7,200	68,132
#	F-Tech, Inc.	5,800	25,545
	Fudo Tetra Corp.	4,400	69,483
#	Fuji Co. Ltd.	1,700	22,915
	Fuji Corp.	22,400	379,534
	Fuji Corp. Ltd.	9,800	47,959
	Fuji Die Co. Ltd.	1,700	8,232
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,200	44,822
#	Fuji Oil Co. Ltd.	20,800	53,285
	Fuji Oil Holdings, Inc.	4,901	78,509
	Fuji Pharma Co. Ltd.	5,500	73,249
	Fuji Seal International, Inc.	13,100	154,486
	Fujibo Holdings, Inc.	3,600	103,994
	Fujicco Co. Ltd.	5,300	72,745
	Fujikura Composites, Inc.	6,200	61,274
	Fujikura Ltd.	66,300	545,020
	Fujimori Kogyo Co. Ltd.	4,700	129,809
	Fujisash Co. Ltd.	16,500	8,496
	Fujiya Co. Ltd.	3,900	65,508
	FuKoKu Co. Ltd.	3,700	36,144
	Fukuda Corp.	2,100	77,712
	Fukui Bank Ltd.	7,700	89,755
	Fukuoka Financial Group, Inc.	36,960	908,376
	Fukushima Galilei Co. Ltd.	3,300	114,936
	Fukuyama Transporting Co. Ltd.	7,100	196,366
	Fumakilla Ltd.	1,200	9,371
	Furukawa Battery Co. Ltd.	5,200	32,290
	Furukawa Co. Ltd.	9,100	119,281
	Furukawa Electric Co. Ltd.	23,600	429,294

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Furuno Electric Co. Ltd.	8,700	$124,994
	Fuso Pharmaceutical Industries Ltd.	2,300	34,429
	Futaba Industrial Co. Ltd.	19,300	116,314
	Gakken Holdings Co. Ltd.	9,300	64,276
	Gecoss Corp.	5,000	39,698
	Geo Holdings Corp.	9,900	161,748
	GL Sciences, Inc.	2,600	50,615
	GLOBERIDE, Inc.	5,000	70,373
	Glory Ltd.	14,475	299,074
	Glosel Co. Ltd.	9,400	47,661
	Godo Steel Ltd.	3,100	108,427
#	Grandy House Corp.	4,100	18,759
	GS Yuasa Corp.	19,600	282,686
	GSI Creos Corp.	3,400	54,285
	G-Tekt Corp.	8,100	100,682
	Gunma Bank Ltd.	97,300	479,806
	Gunze Ltd.	5,300	193,721
	H.U. Group Holdings, Inc.	13,800	256,540
	H2O Retailing Corp.	27,900	298,706
	Hachijuni Bank Ltd.	127,712	696,019
	Hagihara Industries, Inc.	4,100	42,608
	Hagiwara Electric Holdings Co. Ltd.	3,300	113,577
	Hagoromo Foods Corp.	500	10,793
	Hakuhodo DY Holdings, Inc.	2,600	19,971
	Hamakyorex Co. Ltd.	4,500	125,299
	Handsman Co. Ltd.	1,900	12,960
	Hanwa Co. Ltd.	11,900	435,260
	Happinet Corp.	4,400	86,797
#	Harima Chemicals Group, Inc.	4,400	26,017
	Haseko Corp.	54,400	707,411
	Hashimoto Sogyo Holdings Co. Ltd.	3,200	29,023
	Heiwa Corp.	15,900	236,240
	Heiwa Real Estate Co. Ltd.	8,100	214,151
	Heiwado Co. Ltd.	8,887	132,721
#	Himaraya Co. Ltd.	2,700	17,208
*	Hino Motors Ltd.	87,700	298,583
	Hirakawa Hewtech Corp.	4,100	38,991
	Hirano Tecseed Co. Ltd.	2,400	29,311
	Hirata Corp.	2,100	96,066
	Hirogin Holdings, Inc.	80,519	540,307
	Hirose Tusyo, Inc.	800	17,310
	Hiroshima Electric Railway Co. Ltd.	5,100	26,745
	Hitachi Zosen Corp.	39,600	244,344
	Hochiki Corp.	3,900	52,401
	Hodogaya Chemical Co. Ltd.	2,100	51,917
	Hogy Medical Co. Ltd.	5,500	132,593
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	31,056
	Hokkan Holdings Ltd.	3,400	40,330
	Hokko Chemical Industry Co. Ltd.	5,700	39,134
	Hokkoku Financial Holdings, Inc.	7,500	223,150
#	Hokuetsu Corp.	41,600	393,303
	Hokuhoku Financial Group, Inc.	50,800	538,178
	Hokuriku Electric Industry Co. Ltd.	2,500	24,138
	Hokuto Corp.	2,869	34,998
	H-One Co. Ltd.	4,600	26,235
	Honeys Holdings Co. Ltd.	4,700	52,800
	Hoosiers Holdings Co. Ltd.	10,600	84,223
	Horiba Ltd.	3,600	288,843
	Hosokawa Micron Corp.	3,700	115,417

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	House Foods Group, Inc.	9,500	$209,109
#	Howa Machinery Ltd.	4,600	24,156
	HS Holdings Co. Ltd.	7,200	50,842
	Hyakugo Bank Ltd.	71,200	276,138
	Hyakujushi Bank Ltd.	8,400	141,333
	Ichiken Co. Ltd.	1,900	30,401
	Ichikoh Industries Ltd.	9,600	38,031
	Ichinen Holdings Co. Ltd.	6,400	68,448
	Ichiyoshi Securities Co. Ltd.	5,200	27,334
	IDEA Consultants, Inc.	1,600	20,413
#	Iida Group Holdings Co. Ltd.	35,900	541,980
	Iino Kaiun Kaisha Ltd.	25,600	223,572
	IJTT Co. Ltd.	6,900	39,530
	Imagica Group, Inc.	6,500	28,604
	Imura & Co. Ltd.	2,800	23,600
	Inaba Denki Sangyo Co. Ltd.	14,600	348,849
	Inaba Seisakusho Co. Ltd.	3,600	36,793
#	Inabata & Co. Ltd.	14,900	324,216
	Inageya Co. Ltd.	2,300	19,765
	INFRONEER Holdings, Inc.	56,352	589,074
	Integrated Design & Engineering Holdings Co. Ltd.	4,400	107,042
	I-PEX, Inc.	3,600	43,886
	Iriso Electronics Co. Ltd.	4,963	116,061
	Iseki & Co. Ltd.	5,200	41,112
	Ishihara Sangyo Kaisha Ltd.	12,100	129,299
	Ishizuka Glass Co. Ltd.	800	19,989
	Itochu Enex Co. Ltd.	16,700	178,858
	Itochu-Shokuhin Co. Ltd.	1,900	97,071
	Itoham Yonekyu Holdings, Inc.	8,040	225,277
	Itoki Corp.	13,700	139,506
	IwaiCosmo Holdings, Inc.	6,600	94,672
	Iwatani Corp.	9,100	406,647
	Iyogin Holdings, Inc.	78,300	532,591
	Izumi Co. Ltd.	8,600	202,451
	J Front Retailing Co. Ltd.	55,813	516,903
	J Trust Co. Ltd.	24,700	79,926
	JANOME Corp.	6,900	32,890
#	Japan Electronic Materials Corp.	4,200	52,197
	Japan Medical Dynamic Marketing, Inc.	6,500	32,937
	Japan Oil Transportation Co. Ltd.	700	13,645
	Japan Pulp & Paper Co. Ltd.	3,500	119,816
	Japan Securities Finance Co. Ltd.	21,100	223,614
	Japan Steel Works Ltd.	9,000	148,122
	Japan Transcity Corp.	10,000	42,773
	Japan Wool Textile Co. Ltd.	17,400	175,512
	JDC Corp.	12,400	45,991
	Jichodo Co. Ltd.	200	14,150
	JINUSHI Co. Ltd.	2,900	45,791
	JK Holdings Co. Ltd.	5,500	39,875
	JMS Co. Ltd.	7,000	25,093
	J-Oil Mills, Inc.	6,700	92,867
	Joshin Denki Co. Ltd.	5,043	84,162
	Joyful Honda Co. Ltd.	14,200	188,334
	JSP Corp.	4,300	56,853
	JTEKT Corp.	61,925	566,604
	Juki Corp.	13,000	39,128
	Juroku Financial Group, Inc.	12,200	342,045
	JVCKenwood Corp.	48,200	234,402
	Kadoya Sesame Mills, Inc.	1,100	27,949

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kaga Electronics Co. Ltd.	4,900	$226,821
	Kamei Corp.	9,700	127,547
	Kamigumi Co. Ltd.	13,100	301,376
	Kanaden Corp.	6,800	71,815
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	43,675
	Kanamoto Co. Ltd.	9,469	180,867
	Kandenko Co. Ltd.	34,400	353,771
	Kaneka Corp.	15,000	364,761
	Kaneko Seeds Co. Ltd.	4,400	43,487
	Kanematsu Corp.	24,400	378,305
	Kanemi Co. Ltd.	1,200	27,690
	Kanto Denka Kogyo Co. Ltd.	12,700	76,009
	Katakura & Co.-op Agri Corp.	1,200	9,125
	Kato Sangyo Co. Ltd.	6,100	198,906
	Kawada Technologies, Inc.	1,700	87,358
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,500	61,911
	Kawasaki Heavy Industries Ltd.	41,500	939,555
	Kawata Manufacturing Co. Ltd.	1,500	10,856
	Keiyo Bank Ltd.	28,000	137,067
	Kenko Mayonnaise Co. Ltd.	3,934	46,870
	Kimura Chemical Plants Co. Ltd.	5,800	28,637
	Kimura Unity Co. Ltd.	4,900	51,386
#	Ki-Star Real Estate Co. Ltd.	2,600	61,405
*	Kitagawa Corp.	2,400	24,793
#	Kita-Nippon Bank Ltd.	4,300	65,681
	Kitz Corp.	22,500	183,958
	Kiyo Bank Ltd.	19,800	223,163
*	KNT-CT Holdings Co. Ltd.	2,200	19,710
	Koa Corp.	9,700	99,252
	Koatsu Gas Kogyo Co. Ltd.	9,700	56,862
	Kobe Steel Ltd.	43,200	596,500
	Kohnan Shoji Co. Ltd.	7,800	207,204
	Kohsoku Corp.	2,700	41,768
#	Kojima Co. Ltd.	13,300	67,601
	Kokuyo Co. Ltd.	21,700	349,468
	Komeri Co. Ltd.	10,300	230,788
	Kondotec, Inc.	5,400	44,919
*	Konica Minolta, Inc.	143,900	394,892
	Konishi Co. Ltd.	16,600	158,972
	Konoike Transport Co. Ltd.	9,000	119,730
	Konoshima Chemical Co. Ltd.	1,200	11,975
	KPP Group Holdings Co. Ltd.	14,800	72,984
	Krosaki Harima Corp.	1,800	150,312
	KRS Corp.	3,600	22,862
	K's Holdings Corp.	43,300	393,518
	KU Holdings Co. Ltd.	3,700	29,754
	Kumagai Gumi Co. Ltd.	9,906	257,814
	Kumiai Chemical Industry Co. Ltd.	15,400	88,308
	Kurabo Industries Ltd.	4,600	97,919
	Kuraray Co. Ltd.	95,500	1,001,964
	Kureha Corp.	14,700	281,391
	Kurimoto Ltd.	3,200	78,189
	Kuriyama Holdings Corp.	5,000	32,639
	KYB Corp.	6,200	214,976
	Kyodo Printing Co. Ltd.	2,200	50,458
	Kyoei Steel Ltd.	6,408	92,107
	Kyokuto Boeki Kaisha Ltd.	4,800	71,776
	Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	142,351
	Kyokuyo Co. Ltd.	2,800	75,055

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kyorin Pharmaceutical Co. Ltd.	11,100	$134,107
	Kyosan Electric Manufacturing Co. Ltd.	12,300	38,777
	Kyushu Financial Group, Inc.	99,900	635,723
	Lacto Japan Co. Ltd.	2,600	39,762
	LEC, Inc.	7,500	53,266
	Life Corp.	4,700	119,355
	LIFULL Co. Ltd.	26,000	34,135
	Lintec Corp.	11,600	219,690
	Lixil Corp.	78,800	1,053,002
	Look Holdings, Inc.	1,800	31,176
	Mabuchi Motor Co. Ltd.	20,400	353,579
	Macromill, Inc.	11,400	61,567
	Maezawa Industries, Inc.	5,300	38,713
	Makino Milling Machine Co. Ltd.	6,900	279,483
	Mandom Corp.	10,593	92,216
	Marubun Corp.	5,500	63,266
	Marudai Food Co. Ltd.	6,500	74,023
	Maruha Nichiro Corp.	14,500	286,899
	MARUKA FURUSATO Corp.	5,038	83,658
	Maruyama Manufacturing Co., Inc.	1,100	19,914
	Maruzen CHI Holdings Co. Ltd.	3,000	6,697
	Maruzen Showa Unyu Co. Ltd.	4,700	129,761
	Matsuda Sangyo Co. Ltd.	4,300	80,028
	Matsuoka Corp.	1,100	12,052
	Maxell Ltd.	11,300	124,284
	Maxvalu Tokai Co. Ltd.	2,200	48,508
	Mebuki Financial Group, Inc.	163,600	489,687
	Medical System Network Co. Ltd.	10,600	44,800
	Medipal Holdings Corp.	34,900	557,038
	Medius Holdings Co. Ltd.	2,600	13,674
	Megachips Corp.	4,000	129,154
	Megmilk Snow Brand Co. Ltd.	12,000	188,200
	Meidensha Corp.	9,300	166,706
	Meiji Electric Industries Co. Ltd.	3,800	37,857
#	Meiji Shipping Group Co. Ltd.	4,300	23,384
	Meiko Electronics Co. Ltd.	5,300	144,360
	Meiwa Estate Co. Ltd.	4,900	44,984
	Melco Holdings, Inc.	2,000	44,505
	Mie Kotsu Group Holdings, Inc.	16,800	71,529
	Mikuni Corp.	9,900	32,788
	MIMAKI ENGINEERING Co. Ltd.	6,100	38,013
	Mimasu Semiconductor Industry Co. Ltd.	4,500	96,986
#	Ministop Co. Ltd.	4,000	41,264
	Mirait One Corp.	28,810	380,636
	Mirarth Holdings, Inc.	29,200	97,846
#	Mitani Sangyo Co. Ltd.	11,800	32,270
	Mitsuba Corp.	15,300	112,664
	Mitsubishi Gas Chemical Co., Inc.	40,800	666,300
	Mitsubishi Logisnext Co. Ltd.	2,100	21,750
	Mitsubishi Logistics Corp.	13,900	429,359
	Mitsubishi Materials Corp.	35,500	649,916
#	Mitsubishi Paper Mills Ltd.	9,464	39,332
	Mitsubishi Research Institute, Inc.	2,400	80,447
	Mitsubishi Shokuhin Co. Ltd.	4,600	156,382
#	Mitsubishi Steel Manufacturing Co. Ltd.	2,100	23,330
	Mitsui DM Sugar Holdings Co. Ltd.	6,095	140,050
#	Mitsui E&S Co. Ltd.	21,351	109,754
	Mitsui Mining & Smelting Co. Ltd.	17,816	550,787
	Mitsui-Soko Holdings Co. Ltd.	5,900	197,064

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsuuroko Group Holdings Co. Ltd.	3,000	$31,301
	Miyazaki Bank Ltd.	2,400	45,386
	Mizuno Corp.	6,300	187,946
	Mochida Pharmaceutical Co. Ltd.	2,200	49,739
*	Modec, Inc.	6,700	104,631
	Morinaga Milk Industry Co. Ltd.	21,800	446,431
	Moriroku Holdings Co. Ltd.	4,700	89,064
	Morita Holdings Corp.	10,700	115,551
	Mory Industries, Inc.	1,800	58,191
	MrMax Holdings Ltd.	8,500	36,466
	Mugen Estate Co. Ltd.	4,300	34,159
	Musashi Seimitsu Industry Co. Ltd.	15,800	179,335
	Musashino Bank Ltd.	10,000	188,397
	NAC Co. Ltd.	6,000	22,255
	Nachi-Fujikoshi Corp.	4,687	109,305
	Nafco Co. Ltd.	5,500	83,357
#	Nagano Keiki Co. Ltd.	4,200	64,454
	Nagase & Co. Ltd.	32,400	529,762
	Nagatanien Holdings Co. Ltd.	3,800	57,899
	Naigai Tec Corp.	900	16,005
	Nakabayashi Co. Ltd.	5,900	21,892
#	Nakamoto Packs Co. Ltd.	800	9,525
	Nakamuraya Co. Ltd.	1,100	23,410
	Nakayama Steel Works Ltd.	12,000	71,210
	Nanto Bank Ltd.	9,600	173,646
	Nanyo Corp.	1,300	19,561
	Natori Co. Ltd.	2,300	33,384
	NGK Insulators Ltd.	59,400	742,068
	NH Foods Ltd.	8,600	294,517
	NHK Spring Co. Ltd.	62,244	513,866
	Nicca Chemical Co. Ltd.	1,800	11,050
#	Nice Corp.	2,600	28,611
	Nichias Corp.	16,300	381,004
	Nichiban Co. Ltd.	3,400	40,001
	Nichicon Corp.	13,400	117,114
#	Nichiden Corp.	4,700	87,652
	Nichiha Corp.	7,200	144,643
	Nichimo Co. Ltd.	1,600	24,530
	Nichirin Co. Ltd.	3,750	90,610
	Nihon Chouzai Co. Ltd.	2,500	23,849
	Nihon Denkei Co. Ltd.	2,100	29,255
	Nihon Flush Co. Ltd.	4,300	27,407
#	Nihon House Holdings Co. Ltd.	13,000	26,898
	Nihon Nohyaku Co. Ltd.	13,700	63,939
	Nikkiso Co. Ltd.	16,600	121,865
	Nikko Co. Ltd.	8,200	42,733
	Nikkon Holdings Co. Ltd.	17,200	369,501
	Nikon Corp.	83,200	849,100
	Nippi, Inc.	900	37,652
	Nippn Corp.	14,900	228,745
	Nippon Carbide Industries Co., Inc.	2,300	23,698
	Nippon Carbon Co. Ltd.	3,000	91,158
	Nippon Chemical Industrial Co. Ltd.	2,900	38,607
*	Nippon Chemi-Con Corp.	5,700	51,773
#*	Nippon Coke & Engineering Co. Ltd.	85,100	72,985
	Nippon Concrete Industries Co. Ltd.	17,600	56,229
	Nippon Denko Co. Ltd.	14,800	29,057
	Nippon Dry-Chemical Co. Ltd.	1,400	27,164
	Nippon Electric Glass Co. Ltd.	27,600	613,518

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Kayaku Co. Ltd.	36,700	$327,632
	Nippon Light Metal Holdings Co. Ltd.	16,702	205,800
*	Nippon Paper Industries Co. Ltd.	30,200	279,930
	Nippon Rietec Co. Ltd.	3,460	30,399
	Nippon Road Co. Ltd.	4,500	64,873
	Nippon Seisen Co. Ltd.	700	26,691
	Nippon Sharyo Ltd.	2,800	43,989
#*	Nippon Sheet Glass Co. Ltd.	29,100	120,083
	Nippon Shokubai Co. Ltd.	9,100	342,343
	Nippon Signal Company Ltd.	14,400	91,876
	Nippon Soda Co. Ltd.	6,600	254,772
	Nippon Thompson Co. Ltd.	17,400	69,678
#	Nippon Yakin Kogyo Co. Ltd.	5,100	164,249
	Nipro Corp.	41,300	332,594
	Nishimoto Co. Ltd.	1,000	42,139
	Nishi-Nippon Financial Holdings, Inc.	29,200	336,213
	Nishio Holdings Co. Ltd.	6,200	169,829
	Nissan Tokyo Sales Holdings Co. Ltd.	14,900	48,925
	Nissei Plastic Industrial Co. Ltd.	4,100	32,067
	Nissha Co. Ltd.	12,485	138,499
	Nisshin Oillio Group Ltd.	8,600	262,710
	Nisshinbo Holdings, Inc.	38,753	319,843
	Nissin Corp.	5,000	92,243
	Nissui Corp.	82,900	452,961
	Nitta Gelatin, Inc.	3,800	19,930
	Nitto Fuji Flour Milling Co. Ltd.	800	28,247
	Nitto Seiko Co. Ltd.	12,100	44,874
	Nittoku Co. Ltd.	3,700	46,570
	Nohmi Bosai Ltd.	3,600	54,371
	Nojima Corp.	19,300	243,239
	Noritake Co. Ltd.	2,200	117,034
	Noritz Corp.	9,600	101,126
	North Pacific Bank Ltd.	82,400	210,127
	NPR-RIKEN Corp.	3,660	66,544
	NS United Kaiun Kaisha Ltd.	3,800	133,645
	NSK Ltd.	109,300	595,862
	NSW, Inc.	2,600	51,889
#	NTN Corp.	122,200	223,474
	Obara Group, Inc.	2,900	78,888
	Ochi Holdings Co. Ltd.	900	9,549
	Ogaki Kyoritsu Bank Ltd.	11,700	156,639
#	Ohara, Inc.	2,300	18,578
	Oiles Corp.	6,500	94,029
	Oita Bank Ltd.	4,300	78,837
#	Oji Holdings Corp.	255,500	998,962
	Okabe Co. Ltd.	8,700	47,381
	Okada Aiyon Corp.	1,100	20,575
	Okamoto Industries, Inc.	3,000	101,652
	Okamoto Machine Tool Works Ltd.	1,300	53,806
	Okamura Corp.	15,400	230,802
	Okasan Securities Group, Inc.	51,100	250,095
	Oki Electric Industry Co. Ltd.	23,100	162,307
	Okinawa Financial Group, Inc.	3,480	59,806
	OKUMA Corp.	7,100	319,458
	Okumura Corp.	10,700	374,172
	Okura Industrial Co. Ltd.	2,800	54,123
	Okuwa Co. Ltd.	8,582	51,497
	Olba Healthcare Holdings, Inc.	1,600	20,253
	Onoken Co. Ltd.	7,100	87,541

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Onward Holdings Co. Ltd.	37,900	$139,133
	Optorun Co. Ltd.	7,000	80,885
	Oriental Consultants Holdings Co. Ltd.	500	10,054
	Oriental Shiraishi Corp.	36,900	92,398
	Osaka Organic Chemical Industry Ltd.	2,200	43,760
	Osaki Electric Co. Ltd.	8,300	38,644
	OSG Corp.	20,500	278,970
	OUG Holdings, Inc.	1,100	18,331
	Pacific Industrial Co. Ltd.	13,600	132,017
	PALTAC Corp.	7,100	216,163
	Paraca, Inc.	1,600	21,147
	Paramount Bed Holdings Co. Ltd.	11,600	209,509
	Pasona Group, Inc.	1,100	20,060
	Pegasus Co. Ltd.	6,000	18,141
	Pickles Holdings Co. Ltd.	4,900	42,819
	Pole To Win Holdings, Inc.	10,603	35,966
	Press Kogyo Co. Ltd.	28,800	126,186
#	Pressance Corp.	7,900	89,356
	Prima Meat Packers Ltd.	6,500	106,351
	Procrea Holdings, Inc.	10,300	132,977
	Proto Corp.	8,500	75,789
	PS Mitsubishi Construction Co. Ltd.	3,450	22,153
	Qol Holdings Co. Ltd.	6,200	74,446
	Raiznext Corp.	8,600	91,515
	Rasa Corp.	1,900	21,763
#	Rasa Industries Ltd.	2,800	43,734
	Raysum Co. Ltd.	900	22,170
	Rengo Co. Ltd.	63,700	413,098
	Resonac Holdings Corp.	51,800	1,032,969
	Restar Holdings Corp.	5,900	122,274
#	Retail Partners Co. Ltd.	9,100	107,716
	Rheon Automatic Machinery Co. Ltd.	7,100	74,119
	Riken Technos Corp.	11,500	67,497
	Riken Vitamin Co. Ltd.	5,400	84,563
	Rix Corp.	600	15,030
	Rokko Butter Co. Ltd.	5,100	46,723
	Roland DG Corp.	2,700	70,863
	Ryobi Ltd.	7,900	145,644
	RYODEN Corp.	5,800	105,189
#	Ryosan Co. Ltd.	5,300	174,633
	S Foods, Inc.	5,600	125,926
	S&B Foods, Inc.	2,500	71,958
	Sac's Bar Holdings, Inc.	7,900	45,194
	Sakai Chemical Industry Co. Ltd.	5,400	69,908
	Sakai Heavy Industries Ltd.	1,600	75,639
	Sakai Moving Service Co. Ltd.	2,000	38,015
	Sakata INX Corp.	10,570	101,982
	Sakata Seed Corp.	3,800	94,630
	Sala Corp.	18,200	98,818
	SAMTY Co. Ltd.	6,000	102,232
	San Holdings, Inc.	6,600	50,614
	San ju San Financial Group, Inc.	7,530	98,738
	San-A Co. Ltd.	4,400	135,897
	San-Ai Obbli Co. Ltd.	19,800	223,255
	San-In Godo Bank Ltd.	43,200	304,649
	Sanki Engineering Co. Ltd.	11,600	148,817
	Sanko Gosei Ltd.	13,300	59,238
	Sanko Metal Industrial Co. Ltd.	1,000	34,040
	Sankyo Frontier Co. Ltd.	1,400	40,103

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sankyo Tateyama, Inc.	2,000	$12,294
	Sankyu, Inc.	13,800	515,875
	Sanoh Industrial Co. Ltd.	9,600	54,564
	Sansei Technologies, Inc.	4,600	40,449
	Sansha Electric Manufacturing Co. Ltd.	4,900	56,729
	Sanshin Electronics Co. Ltd.	2,200	36,100
	Sanyo Chemical Industries Ltd.	2,700	78,913
	Sanyo Denki Co. Ltd.	2,700	112,265
	Sanyo Special Steel Co. Ltd.	6,600	113,366
	Sanyo Trading Co. Ltd.	6,600	58,808
	Sato Holdings Corp.	8,100	119,096
	Sato Shoji Corp.	5,000	53,755
	Satori Electric Co. Ltd.	4,200	69,096
	Satudora Holdings Co. Ltd.	1,800	9,609
	Sawai Group Holdings Co. Ltd.	11,300	427,705
	Scroll Corp.	9,700	67,008
	Seika Corp.	2,600	55,021
	Seiko Group Corp.	8,200	146,289
	Seino Holdings Co. Ltd.	35,900	524,278
	Sekisui Kasei Co. Ltd.	11,200	38,270
	SEMITEC Corp.	1,700	21,023
	Senko Group Holdings Co. Ltd.	32,800	256,444
	Senshu Ikeda Holdings, Inc.	55,800	129,276
*	Sharp Corp.	7,900	53,122
	Shibaura Machine Co. Ltd.	3,500	84,857
	Shibusawa Warehouse Co. Ltd.	3,100	65,712
	Shibuya Corp.	1,200	20,394
	Shiga Bank Ltd.	12,400	308,315
	Shikibo Ltd.	4,000	32,935
	Shikoku Bank Ltd.	12,000	83,223
	Shima Seiki Manufacturing Ltd.	6,980	70,984
	Shimizu Corp.	3,600	24,099
	Shimojima Co. Ltd.	5,000	44,764
	Shin Nippon Air Technologies Co. Ltd.	3,200	55,277
	Shinagawa Refractories Co. Ltd.	8,500	115,472
#	Shindengen Electric Manufacturing Co. Ltd.	2,300	49,077
	Shin-Etsu Polymer Co. Ltd.	11,300	124,302
	Shinko Shoji Co. Ltd.	8,100	68,332
	Shinmaywa Industries Ltd.	14,600	121,195
	Shin-Nihon Tatemono Co. Ltd.	3,600	16,292
#	Shinsho Corp.	1,500	61,654
	Shinwa Co. Ltd.	3,600	60,122
	Shinwa Co. Ltd.	3,500	18,309
	Shizuki Electric Co., Inc.	7,500	22,716
	Shizuoka Financial Group, Inc.	2,900	26,506
	Shizuoka Gas Co. Ltd.	16,700	114,090
	Shofu, Inc.	2,700	52,132
	Showa Sangyo Co. Ltd.	5,000	114,589
	Showa Shinku Co. Ltd.	700	6,961
	Siix Corp.	10,100	106,801
	Sinanen Holdings Co. Ltd.	2,300	64,700
	Sinfonia Technology Co. Ltd.	7,500	119,751
	SKY Perfect JSAT Holdings, Inc.	56,500	297,323
	Soda Nikka Co. Ltd.	6,400	53,505
	Sodick Co. Ltd.	14,100	67,859
	Soken Chemical & Engineering Co. Ltd.	2,800	53,761
	SPK Corp.	3,200	44,291
	ST Corp.	3,700	38,740
	Star Mica Holdings Co. Ltd.	4,200	17,106

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Star Micronics Co. Ltd.	9,900	$118,148
	Starts Corp., Inc.	8,200	168,213
	Starzen Co. Ltd.	4,900	90,602
	Stella Chemifa Corp.	2,900	63,340
	Step Co. Ltd.	1,700	23,556
	Sugimoto & Co. Ltd.	2,800	43,088
	Sumida Corp.	10,300	79,778
	Sumitomo Heavy Industries Ltd.	36,100	936,596
	Sumitomo Mitsui Construction Co. Ltd.	44,200	123,972
	Sumitomo Osaka Cement Co. Ltd.	12,175	306,716
	Sumitomo Pharma Co. Ltd.	56,700	166,441
	Sumitomo Riko Co. Ltd.	13,900	119,456
	Sumitomo Rubber Industries Ltd.	51,154	592,597
	Sumitomo Seika Chemicals Co. Ltd.	2,400	85,053
	Sumitomo Warehouse Co. Ltd.	15,100	271,562
	Sun Frontier Fudousan Co. Ltd.	9,500	113,613
	Suncall Corp.	7,300	23,845
	Sun-Wa Technos Corp.	3,300	52,221
	Suruga Bank Ltd.	61,100	356,074
	Suzuken Co. Ltd.	17,500	543,217
	Suzuki Co. Ltd.	4,300	35,502
	SWCC Corp.	7,100	146,178
	T Hasegawa Co. Ltd.	9,200	206,453
	T RAD Co. Ltd.	2,300	56,190
	Tachibana Eletech Co. Ltd.	4,500	94,880
	Tachi-S Co. Ltd.	8,200	110,244
	Tadano Ltd.	25,600	208,396
	Taihei Dengyo Kaisha Ltd.	4,000	120,814
	Taiheiyo Cement Corp.	29,400	605,120
	Taiheiyo Kouhatsu, Inc.	1,500	8,421
	Taiho Kogyo Co. Ltd.	6,400	36,713
	Taikisha Ltd.	7,000	208,718
	Taiko Bank Ltd.	1,500	15,298
	Taisei Lamick Co. Ltd.	2,400	48,465
	Takamatsu Construction Group Co. Ltd.	4,700	94,384
	Takaoka Toko Co. Ltd.	3,700	60,098
	Takara & Co. Ltd.	3,300	63,145
#	Takara Holdings, Inc.	26,100	220,817
	Takara Standard Co. Ltd.	10,600	126,649
	Takasago International Corp.	4,300	102,692
	Takashima & Co. Ltd.	6,000	54,545
	Takashimaya Co. Ltd.	31,100	433,262
#	Take & Give Needs Co. Ltd.	4,700	37,872
	TAKEBISHI Corp.	2,800	39,799
	Taki Chemical Co. Ltd.	1,000	21,409
	Takuma Co. Ltd.	11,100	130,606
#	Tamura Corp.	21,500	77,144
	Tanabe Engineering Corp.	1,300	12,730
#*	Tatsuta Electric Wire & Cable Co. Ltd.	11,500	54,637
	Tayca Corp.	5,500	51,881
	Techno Quartz, Inc.	900	34,616
	Technoflex Corp.	1,200	9,135
	Teijin Ltd.	51,300	471,928
	Tekken Corp.	3,000	44,177
	Tenma Corp.	3,400	52,348
	Terasaki Electric Co. Ltd.	900	11,983
	TESEC Corp.	700	11,233
	Tess Holdings Co. Ltd.	8,500	26,405
	Toa Corp.	4,300	113,664

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TOA ROAD Corp.	3,400	$163,211
	Tobishima Corp.	6,940	71,617
	Tochigi Bank Ltd.	24,700	52,874
	Toda Corp.	62,100	391,542
	Toenec Corp.	2,600	85,294
	Togami Electric Manufacturing Co. Ltd.	700	11,859
	Toho Acetylene Co. Ltd.	6,000	15,416
	Toho Bank Ltd.	65,100	138,060
	Toho Holdings Co. Ltd.	16,800	363,863
	Toho Zinc Co. Ltd.	6,000	46,540
	Tohoku Bank Ltd.	4,728	38,396
	Tokai Carbon Co. Ltd.	60,700	426,895
	Tokai Corp.	3,768	53,813
	Tokai Rika Co. Ltd.	16,900	267,376
	Tokai Tokyo Financial Holdings, Inc.	47,076	181,597
	Tokushu Tokai Paper Co. Ltd.	2,300	61,384
	Tokuyama Corp.	18,500	296,538
	Tokyo Energy & Systems, Inc.	3,090	21,636
	Tokyo Keiki, Inc.	3,800	46,204
	Tokyo Kiraboshi Financial Group, Inc.	8,300	242,786
	Tokyo Rope Manufacturing Co. Ltd.	6,300	59,212
	Tokyo Sangyo Co. Ltd.	4,000	20,267
	Tokyo Steel Manufacturing Co. Ltd.	2,000	24,156
	Tokyo Tatemono Co. Ltd.	43,000	662,713
#	Tokyo Tekko Co. Ltd.	700	24,513
#	Tokyo Theatres Co., Inc.	3,000	23,122
	Tokyu Construction Co. Ltd.	15,200	84,610
	Tokyu Fudosan Holdings Corp.	185,100	1,237,869
	Toli Corp.	12,400	28,759
	Tomen Devices Corp.	1,400	51,069
	Tomoe Engineering Co. Ltd.	2,300	57,522
	Tomoku Co. Ltd.	3,200	52,222
	TOMONY Holdings, Inc.	53,000	145,941
	Tonami Holdings Co. Ltd.	1,600	51,371
	Topre Corp.	9,601	139,745
	Topy Industries Ltd.	4,600	90,232
	Torishima Pump Manufacturing Co. Ltd.	5,200	89,022
	Tosei Corp.	9,200	132,852
	Tosho Co. Ltd.	4,000	24,407
	Tosoh Corp.	61,200	789,152
	Totetsu Kogyo Co. Ltd.	5,700	117,038
	Towa Bank Ltd.	11,200	48,405
	Towa Pharmaceutical Co. Ltd.	8,500	148,745
	Toyo Construction Co. Ltd.	22,200	195,603
	Toyo Corp.	1,200	11,743
*	Toyo Engineering Corp.	8,900	48,735
	Toyo Kanetsu KK	2,400	70,824
#	Toyo Machinery & Metal Co. Ltd.	5,300	25,307
	Toyo Seikan Group Holdings Ltd.	43,100	684,621
	Toyo Tanso Co. Ltd.	1,700	57,367
	Toyo Tire Corp.	32,200	533,178
	Toyobo Co. Ltd.	43,123	323,657
	Toyoda Gosei Co. Ltd.	20,300	391,961
	Toyota Boshoku Corp.	19,600	322,956
	TRE Holdings Corp.	12,600	106,891
	Trusco Nakayama Corp.	10,600	181,094
	Tsubaki Nakashima Co. Ltd.	15,600	79,920
	Tsubakimoto Chain Co.	7,500	216,903
	Tsubakimoto Kogyo Co. Ltd.	1,000	45,358

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsugami Corp.	12,900	$104,176
	Tsukishima Holdings Co. Ltd.	5,300	48,764
#	Tsukuba Bank Ltd.	31,700	55,504
	Tsumura & Co.	17,100	309,377
	Tsuzuki Denki Co. Ltd.	4,100	66,375
	UACJ Corp.	10,800	298,310
	UBE Corp.	33,800	561,942
	Uchida Yoko Co. Ltd.	2,000	103,308
#	Ueki Corp.	1,000	11,032
	Union Tool Co.	3,300	76,001
	Unipres Corp.	11,000	76,721
#	United Super Markets Holdings, Inc.	16,200	111,395
*	Unitika Ltd.	10,000	11,476
	Universal Entertainment Corp.	8,200	118,596
	Urbanet Corp. Co. Ltd.	7,300	20,234
	Ushio, Inc.	20,900	292,793
	V Technology Co. Ltd.	3,300	60,672
	Valor Holdings Co. Ltd.	9,100	155,471
	Vital KSK Holdings, Inc.	14,400	112,223
	VT Holdings Co. Ltd.	24,900	89,751
	Wacoal Holdings Corp.	11,500	268,286
	Wakachiku Construction Co. Ltd.	3,700	76,925
	Wakita & Co. Ltd.	12,600	136,534
	Warabeya Nichiyo Holdings Co. Ltd.	4,700	91,317
	World Co. Ltd.	7,600	90,113
	World Holdings Co. Ltd.	2,400	48,852
#*	W-Scope Corp.	4,200	21,698
	Xebio Holdings Co. Ltd.	8,802	58,511
	Yahagi Construction Co. Ltd.	7,300	72,503
	YAMABIKO Corp.	11,300	126,625
	Yamada Holdings Co. Ltd.	160,400	489,954
#	Yamae Group Holdings Co. Ltd.	5,000	111,074
	Yamagata Bank Ltd.	7,300	55,111
	Yamaguchi Financial Group, Inc.	58,328	554,411
	Yamaichi Electronics Co. Ltd.	5,600	80,239
	Yamanashi Chuo Bank Ltd.	8,400	100,476
#	Yamashina Corp.	27,600	15,512
	Yamashin-Filter Corp.	7,500	16,955
	Yamatane Corp.	2,300	40,134
	Yamaya Corp.	1,800	38,913
	Yamazen Corp.	14,700	125,711
	Yashima Denki Co. Ltd.	4,000	36,581
	Yellow Hat Ltd.	9,600	119,183
	Yokogawa Bridge Holdings Corp.	9,000	174,179
	Yokohama Rubber Co. Ltd.	40,300	953,807
	Yokorei Co. Ltd.	14,900	113,349
	Yokowo Co. Ltd.	5,200	50,599
	Yondenko Corp.	3,000	71,695
#	Yondoshi Holdings, Inc.	4,400	59,952
	Yorozu Corp.	5,700	36,627
	Yotai Refractories Co. Ltd.	5,200	51,322
	Yuasa Trading Co. Ltd.	5,700	189,919
	Yurtec Corp.	11,800	93,203
	Yushin Precision Equipment Co. Ltd.	4,900	22,384
	Yutaka Giken Co. Ltd.	1,300	23,305
	Zenrin Co. Ltd.	7,800	46,910
	Zeon Corp.	35,400	321,164
TOTAL JAPAN			116,271,821

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (0.2%)
	A'ayan Leasing & Investment Co. KSCP	146,389	$90,452
*	Agility Public Warehousing Co. KSC	354,634	668,903
	Al Ahli Bank of Kuwait KSCP	28,946	23,722
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	38,803	25,616
	Burgan Bank SAK	122,707	76,617
	Combined Group Contracting Co. SAK	17,776	25,204
	Gulf Bank KSCP	196,939	185,731
	Kuwait Cement Co. KSC	29,630	13,394
	Kuwait International Bank KSCP	190,706	100,470
	Mezzan Holding Co. KSCC	9,575	19,150
TOTAL KUWAIT			1,229,259
MALAYSIA — (0.5%)
	Able Global Bhd.	27,200	8,487
#	Aeon Co. M Bhd.	42,400	10,110
#	AFFIN Bank Bhd.	91,617	50,911
	Ajinomoto Malaysia Bhd.	3,900	13,508
	Alliance Bank Malaysia Bhd.	141,500	102,565
	Allianz Malaysia Bhd.	10,200	41,246
	AME Elite Consortium Bhd.	23,900	9,056
	AMMB Holdings Bhd.	286,600	256,593
	Bank Islam Malaysia Bhd.	109,300	51,695
	Batu Kawan Bhd.	15,700	67,351
*	Berjaya Corp. Bhd.	559,724	36,581
	Beshom Holdings Bhd.	16,303	3,171
#*	Bumi Armada Bhd.	507,700	59,845
	Cahya Mata Sarawak Bhd.	130,300	28,845
	CB Industrial Product Holding Bhd.	30,900	8,554
*	Coastal Contracts Bhd.	24,400	8,605
#*	Dagang NeXchange Bhd.	321,100	22,931
	Dayang Enterprise Holdings Bhd.	159,940	68,999
	DRB-Hicom Bhd.	174,900	49,678
	Duopharma Biotech Bhd.	74,277	19,776
	Eastern & Oriental Bhd.	56,300	10,612
	Eco World Development Group Bhd.	128,100	35,659
*	Ekovest Bhd.	342,300	39,947
#	FGV Holdings Bhd.	88,200	26,671
	Formosa Prosonic Industries Bhd.	22,200	13,776
	Gamuda Bhd.	282,242	301,179
	Genting Plantations Bhd.	40,500	54,572
#	Guan Chong Bhd.	46,700	16,368
	Hap Seng Plantations Holdings Bhd.	39,800	15,387
*	Hengyuan Refining Co. Bhd.	35,300	23,029
	Hiap Teck Venture Bhd.	111,300	8,897
	Hibiscus Petroleum Bhd.	92,680	51,803
	Hong Leong Industries Bhd.	10,900	21,304
	IGB Bhd.	77,974	39,026
	IJM Corp. Bhd.	446,400	210,780
	IOI Properties Group Bhd.	183,749	83,846
*	Iskandar Waterfront City Bhd.	143,800	25,256
*	JAKS Resources Bhd.	146,300	5,722
	Jaya Tiasa Holdings Bhd.	64,000	15,405
	Kenanga Investment Bank Bhd.	48,500	11,040
	Kerjaya Prospek Group Bhd.	39,895	14,510
	Kretam Holdings Bhd.	95,800	12,193
	Lii Hen Industries Bhd.	46,200	9,279
#	Magnum Bhd.	93,230	21,687
	Mah Sing Group Bhd.	269,500	53,385
	Malayan Flour Mills Bhd.	156,450	21,137

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Malaysia Airports Holdings Bhd.	96,500	$156,918
	Malaysia Building Society Bhd.	394,884	61,181
#	Malaysia Smelting Corp. Bhd.	40,000	17,260
	Malaysian Resources Corp. Bhd.	406,277	55,630
	Matrix Concepts Holdings Bhd.	100,125	37,230
	Mega First Corp. Bhd.	82,000	67,766
	Mi Technovation Bhd.	28,300	11,876
#	MKH Bhd.	42,400	13,247
#	MNRB Holdings Bhd.	102,843	29,562
	MPHB Capital Bhd.	107,000	23,642
	Muda Holdings Bhd.	17,600	5,283
*	Muhibbah Engineering M Bhd.	82,700	13,958
*	Nylex Malaysia Bhd.	1,285	54
	Pantech Group Holdings Bhd.	54,900	11,306
*	Sapura Energy Bhd.	1,048,700	10,008
	Sarawak Oil Palms Bhd.	68,077	39,684
	Scientex Bhd.	103,400	87,479
	Sime Darby Property Bhd.	344,800	55,999
	SKP Resources Bhd.	173,700	24,790
	SP Setia Bhd. Group	277,400	52,604
#	Sports Toto Bhd.	35,496	11,173
	Sunway Bhd.	424,300	240,067
#	Syarikat Takaful Malaysia Keluarga Bhd.	41,346	33,117
#	Ta Ann Holdings Bhd.	39,440	30,790
	Thong Guan Industries Bhd.	44,900	18,118
*	Tropicana Corp. Bhd.	116,928	31,116
#	TSH Resources Bhd.	130,600	28,141
#	UEM Sunrise Bhd.	335,500	72,681
	Unisem M Bhd.	48,200	32,625
	United Malacca Bhd.	15,200	15,993
#	UOA Development Bhd.	177,499	67,872
*	Velesto Energy Bhd.	447,600	24,504
	VS Industry Bhd.	372,500	56,676
#	WCT Holdings Bhd.	91,200	10,465
	Yinson Holdings Bhd.	189,520	102,971
*	YNH Property Bhd.	41,716	5,824
	YTL Corp. Bhd.	68,800	33,919
TOTAL MALAYSIA			3,652,506
MEXICO — (0.8%)
#	Alfa SAB de CV, Class A	346,918	271,302
#	Alpek SAB de CV	38,293	25,652
Ω	Banco del Bajio SA	79,104	301,911
	Bolsa Mexicana de Valores SAB de CV	24,100	48,980
*	Cemex SAB de CV	33,134	27,471
*	Cemex SAB de CV, Sponsored ADR	161,967	1,341,087
	Cia Minera Autlan SAB de CV, Class B	16,424	9,781
*	Controladora AXTEL SAB de CV	346,918	3,910
	El Puerto de Liverpool SAB de CV, Class C1	21,169	148,490
#	GCC SAB de CV	14,107	163,811
	Genomma Lab Internacional SAB de CV, Class B	78,280	64,083
#	Gentera SAB de CV	133,929	181,851
	Grupo Comercial Chedraui SA de CV	65,795	445,081
	Grupo Herdez SAB de CV	14,531	38,177
	Grupo Industrial Saltillo SAB de CV	37,531	55,910
#	Grupo Rotoplas SAB de CV	14,060	22,677
	Grupo Televisa SAB	145,620	87,567
*Ω	Grupo Traxion SAB de CV	21,848	39,998
*	Industrias CH SAB de CV, Class B	34,322	380,680

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Industrias Penoles SAB de CV	15,598	$204,859
	La Comer SAB de CV	77,002	180,028
#	Megacable Holdings SAB de CV	95,361	243,784
#*	Minera Frisco SAB de CV, Class A1	268,120	49,694
#*Ω	Nemak SAB de CV	61,539	15,053
	Operadora De Sites Mexicanos SAB de CV, Class A	44,653	48,515
	Orbia Advance Corp. SAB de CV	93,587	186,288
*	Organizacion Cultiba SAB de CV	58,298	39,884
	Organizacion Soriana SAB de CV, Class B	12,168	24,673
	Promotora y Operadora de Infraestructura SAB de CV	18,174	178,873
	Promotora y Operadora de Infraestructura SAB de CV, Class L	4,381	28,918
#	Qualitas Controladora SAB de CV	18,417	204,035
#	Regional SAB de CV	17,396	160,997
*	Vista Energy SAB de CV, ADR	5,814	190,467
	Vitro SAB de CV, Class A	19,893	16,066
TOTAL MEXICO			5,430,553
NETHERLANDS — (2.2%)
	Aalberts NV	12,467	495,791
Ω	ABN AMRO Bank NV, GDR	112,128	1,650,231
	Acomo NV	5,335	101,445
	Aegon Ltd.	419,896	2,477,150
	Aegon Ltd.	118,538	685,150
#	AFC Ajax NV	763	8,646
	Allfunds Group PLC	40,985	293,829
	AMG Critical Materials NV	6,064	128,689
	Aperam SA	16,434	506,432
	ASR Nederland NV	41,960	1,977,428
Ω	B&S Group SARL	5,237	21,217
	Brunel International NV	4,870	54,176
	Corbion NV	1,521	29,453
	Flow Traders Ltd.	4,470	80,167
	ForFarmers NV	14,165	36,399
*	Fugro NV	32,659	602,978
	JDE Peet's NV	4,761	117,527
#	Kendrion NV	2,455	30,532
	Koninklijke BAM Groep NV	78,040	215,452
	Koninklijke Heijmans NV, CVA	7,868	113,829
	Koninklijke Vopak NV	17,924	559,922
	MFE-MediaForEurope NV, Class B	17,260	62,262
	NN Group NV	43,448	1,780,857
	OCI NV	774	22,108
	Randstad NV	15,764	896,344
	SBM Offshore NV	48,024	611,387
Ω	Signify NV	32,196	965,386
	Sligro Food Group NV	4,076	63,315
	TKH Group NV	8,310	334,625
	Van Lanschot Kempen NV	10,130	304,990
TOTAL NETHERLANDS			15,227,717
NEW ZEALAND — (0.2%)
	Air New Zealand Ltd.	309,736	120,200
	Arvida Group Ltd.	110,784	74,875
	Channel Infrastructure NZ Ltd.	62,536	56,171
	Chorus Ltd.	17,563	85,372
#	Comvita Ltd.	6,699	9,031
	Fletcher Building Ltd.	24,040	66,266
	Genesis Energy Ltd.	45,175	69,927

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#	Heartland Group Holdings Ltd.	128,500	$108,931
	KMD Brands Ltd.	91,689	39,211
	NZME Ltd.	28,793	17,901
	Oceania Healthcare Ltd.	121,489	51,927
*	Ryman Healthcare Ltd.	14,112	49,024
	Sanford Ltd.	17,604	43,315
	SKY Network Television Ltd.	42,112	71,881
	SKYCITY Entertainment Group Ltd.	127,726	147,604
	Steel & Tube Holdings Ltd.	30,627	21,262
	Summerset Group Holdings Ltd.	52,778	353,904
	Tourism Holdings Ltd.	31,165	70,699
	TOWER Ltd.	60,691	22,453
TOTAL NEW ZEALAND			1,479,954
NORWAY — (0.6%)
	2020 Bulkers Ltd.	5,113	68,371
*	Akastor ASA	37,863	39,781
	AMSC ASA	14,100	37,461
*	Archer Ltd.	151,955	14,418
	Austevoll Seafood ASA	22,375	162,202
Ω	Avance Gas Holding Ltd.	5,803	67,507
	Belships ASA	25,709	53,433
*	Bluenord ASA	678	32,331
	Bonheur ASA	3,074	63,201
Ω	BW LPG Ltd.	21,067	259,276
	BW Offshore Ltd.	27,830	63,641
*	Cadeler AS	15,559	71,461
*	Cloudberry Clean Energy ASA	40,226	38,534
	DNO ASA	122,377	107,240
Ω	Elkem ASA	75,259	156,163
Ω	Elmera Group ASA	16,546	50,681
	Golden Ocean Group Ltd.	31,857	335,940
	Gram Car Carriers ASA	674	14,540
#	Grieg Seafood ASA	10,559	66,296
	Hafnia Ltd.	21,611	157,152
*	Hexagon Composites ASA	18,507	41,354
	Hoegh Autoliners ASA	20,607	206,929
Ω	Klaveness Combination Carriers ASA	5,622	56,995
*	Kongsberg Automotive ASA	246,596	41,748
*	LINK Mobility Group Holding ASA	69,094	122,715
	MPC Container Ships ASA	71,359	107,268
#Ω	Norske Skog ASA	18,057	62,224
*	Northern Ocean Ltd.	10,742	8,440
	Odfjell Drilling Ltd.	30,393	112,687
	Odfjell SE, Class A	8,358	114,320
	Odfjell Technology Ltd.	4,141	22,058
*	OKEA ASA	21,085	46,081
Ω	Okeanis Eco Tankers Corp.	1,460	42,535
	Panoro Energy ASA	18,567	46,710
	Pareto Bank ASA	8,957	46,975
*	Pexip Holding ASA	22,223	52,260
*	PGS ASA	230,612	144,301
	Sandnes Sparebank	3,712	33,975
*Ω	Scatec ASA	27,302	203,008
	Selvaag Bolig ASA	9,155	27,506
*Ω	Shelf Drilling Ltd.	45,698	129,862
*	Siem Offshore, Inc.	8,429	20,038
#*	Solstad Offshore ASA	11,109	37,269
	Sparebank 1 Oestlandet	7,902	91,912

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	SpareBank 1 Sorost-Norge	16,843	$99,634
	Sparebanken More	9,555	77,340
	Stolt-Nielsen Ltd.	6,022	225,090
#	TGS ASA	25,057	243,999
TOTAL NORWAY			4,324,862
PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	158,000	24,932
	Alliance Global Group, Inc.	432,200	87,134
*	Atlas Consolidated Mining & Development Corp.	95,100	5,655
	Belle Corp.	514,000	10,772
	China Banking Corp.	134,000	75,247
*	Converge Information & Communications Technology Solutions, Inc.	98,600	16,224
	DMCI Holdings, Inc.	178,300	34,039
	DoubleDragon Corp.	56,800	7,869
	Filinvest Land, Inc.	625,000	7,659
	First Philippine Holdings Corp.	35,390	40,665
	Globe Telecom, Inc.	1,610	49,707
	GT Capital Holdings, Inc.	12,545	148,392
*	Integrated Micro-Electronics, Inc.	65,800	2,920
	LT Group, Inc.	152,800	25,779
	Megaworld Corp.	1,471,000	51,143
	Metropolitan Bank & Trust Co.	94,020	95,237
	Petron Corp.	425,100	25,486
*††	Philcomsat Holdings Corp.	10,942	15,530
*	Philippine National Bank	19,943	6,612
*	Phoenix Petroleum Philippines, Inc.	68,700	5,252
	Puregold Price Club, Inc.	114,200	56,365
	RFM Corp.	131,000	6,762
	Rizal Commercial Banking Corp.	59,520	24,288
	Robinsons Land Corp.	313,031	88,906
	Robinsons Retail Holdings, Inc.	60,780	38,067
	San Miguel Corp.	32,790	62,917
	Security Bank Corp.	69,060	87,155
	Semirara Mining & Power Corp.	49,100	27,002
*	Shell Pilipinas Corp.	33,500	6,417
*	Top Frontier Investment Holdings, Inc.	3,550	6,025
	Union Bank of the Philippines	40,986	32,541
TOTAL PHILIPPINES			1,172,699
POLAND — (0.3%)
	AB SA	2,231	40,424
*	Alior Bank SA	15,375	289,186
*	Amica SA	1,011	19,587
	Arctic Paper SA	3,286	17,961
	ASBISc Enterprises PLC	6,848	49,373
	Asseco Poland SA	6,916	125,984
	Bank Handlowy w Warszawie SA	4,848	125,057
*	Bank Millennium SA	83,838	175,528
*	Bank Ochrony Srodowiska SA	9,806	27,155
#	Cognor Holding SA	27,036	51,047
*	Cyfrowy Polsat SA	22,746	61,572
	Develia SA	100,947	124,509
	Echo Investment SA	21,847	23,044
*	Enea SA	47,976	114,077
*	Fabryki Mebli Forte SA	2,722	15,630
*	Grenevia SA	55,757	42,210
*	Grupa Azoty SA	6,429	38,362

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Inter Cars SA	738	$100,742
	Lubelski Wegiel Bogdanka SA	3,428	29,360
	Mirbud SA	6,182	12,524
*	PGE Polska Grupa Energetyczna SA	150,995	317,957
#*	PKP Cargo SA	2,992	10,458
*	Polimex-Mostostal SA	18,277	18,837
*	Tauron Polska Energia SA	191,826	175,352
*	Torpol SA	2,282	15,335
	VRG SA	30,608	25,872
	Warsaw Stock Exchange	2,325	25,432
	Wawel SA	24	4,424
TOTAL POLAND			2,076,999
PORTUGAL — (0.3%)
	Altri SGPS SA	21,181	103,251
*	Banco Comercial Portugues SA, Class R	2,249,186	654,280
	Corticeira Amorim SGPS SA	13,691	139,779
	CTT-Correios de Portugal SA	2,313	9,178
	Galp Energia SGPS SA	36,580	575,833
	Ibersol SGPS SA	4,207	30,380
	Navigator Co. SA	59,410	244,801
	NOS SGPS SA	27,551	97,550
	Semapa-Sociedade de Investimento e Gestao	941	14,560
	Sonae SGPS SA	282,551	273,150
TOTAL PORTUGAL			2,142,762
QATAR — (0.2%)
	Aamal Co.	303,573	72,096
	Al Khaleej Takaful Group QSC	19,241	14,949
*	Baladna	116,412	35,739
	Barwa Real Estate Co.	529,978	418,998
	Doha Bank QPSC	508,944	237,939
	Doha Insurance Co. QSC	77,894	54,548
	Gulf International Services QSC	191,307	147,848
	Gulf Warehousing Co.	88,650	79,048
*	Lesha Bank LLC	82,242	28,758
*	Mazaya Real Estate Development QPSC	132,516	24,566
	Medicare Group	23,273	30,901
	Qatar Aluminum Manufacturing Co.	65,130	22,861
	Qatar Industrial Manufacturing Co. QSC	45,582	36,860
*	Qatar Insurance Co. SAQ	218,969	137,458
	Qatar National Cement Co. QSC	53,035	62,052
*	Salam International Investment Ltd. QSC	386,377	68,541
	United Development Co. QSC	778,832	221,979
TOTAL QATAR			1,695,141
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	3,874	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	22,423	0
*††	RusHydro PJSC, ADR	154,685	0
*††	Tatneft PJSC, Sponsored ADR	10,602	0
*††	VTB Bank PJSC, GDR	176,858	0
SAUDI ARABIA — (1.1%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	40,855	29,065
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	1,944	15,498
	Al Babtain Power & Telecommunication Co.	12,025	92,122
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,787	61,605

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Al Jouf Cement Co.	19,081	$59,957
*	Al Khaleej Training & Education Co.	10,596	81,156
*	AlAbdullatif Industrial Investment Co.	8,897	37,416
*	Al-Etihad Cooperative Insurance Co.	5,479	27,403
*	AlJazira Takaful Ta'awuni Co.	10,659	47,911
*	Allianz Saudi Fransi Cooperative Insurance Co.	5,158	25,582
*	Alujain Corp.	3,985	43,890
*	Amana Cooperative Insurance Co.	6,890	21,475
*	Anaam International Holding Group Co.	45,561	12,982
	Arab National Bank	48,290	321,097
*	Arabia Insurance Cooperative Co.	5,527	21,742
	Arabian Cement Co.	15,098	125,039
*	Arabian Shield Cooperative Insurance Co.	4,080	20,215
	Arriyadh Development Co.	13,704	79,954
*	Bank Al-Jazira	74,862	402,222
	Basic Chemical Industries Ltd.	3,965	34,186
	Bawan Co.	2,144	27,177
*	Buruj Cooperative Insurance Co.	4,896	27,829
*	Chubb Arabia Cooperative Insurance Co.	4,595	44,845
	City Cement Co.	14,087	66,009
*	Dar Al Arkan Real Estate Development Co.	166,461	575,319
	Eastern Province Cement Co.	4,731	44,917
*	Emaar Economic City	88,843	188,153
	Etihad Etisalat Co.	79,001	1,097,964
	Fitaihi Holding Group	15,542	12,596
*	Gulf General Cooperative Insurance Co.	9,428	18,187
	Gulf Insurance Group	6,993	60,529
	Hail Cement Co.	16,024	49,098
	Herfy Food Services Co.	2,489	21,439
*	Jazan Development & Investment Co.	8,139	30,752
	L'Azurde Co. for Jewelry	8,557	32,872
*	Malath Cooperative Insurance Co.	2,553	11,967
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	10,737	38,270
*	Methanol Chemicals Co.	11,644	57,559
	Middle East Paper Co.	3,374	33,843
*	Middle East Specialized Cables Co.	6,218	33,385
	Mobile Telecommunications Co. Saudi Arabia	82,390	293,068
	Najran Cement Co.	28,708	79,113
	National Co. for Glass Industries	5,492	59,421
*	National Gypsum	4,691	28,760
*	National Industrialization Co., Class C	78,863	245,549
	Northern Region Cement Co.	35,051	93,635
*	Rabigh Refining & Petrochemical Co.	25,323	61,595
	Sahara International Petrochemical Co.	23,341	195,434
*	Saudi Arabian Cooperative Insurance Co.	5,776	24,268
	Saudi Ceramic Co.	6,271	43,671
	Saudi Chemical Co. Holding	136,990	168,840
*	Saudi Ground Services Co.	3,491	38,729
	Saudi Investment Bank	47,808	198,517
*	Saudi Kayan Petrochemical Co.	124,986	305,314
	Saudi Marketing Co.	7,095	46,845
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,469	76,994
*	Saudi Printing & Packaging Co., Class C	7,870	33,262
*	Saudi Public Transport Co.	15,796	84,857
*	Saudi Reinsurance Co.	14,082	86,170
*	Saudi Steel Pipe Co.	2,289	20,570
*	Saudi Vitrified Clay Pipe Co. Ltd.	963	12,933
	Savola Group	26,090	312,518
*	Seera Group Holding	45,531	359,035

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Sinad Holding Co.	15,976	$53,667
	Southern Province Cement Co.	1,851	19,087
	Sustained Infrastructure Holding Co.	13,171	108,248
*	Tabuk Cement Co.	16,107	55,806
	Taiba Investments Co.	16,015	121,860
*	Umm Al-Qura Cement Co.	8,146	34,243
	United International Transportation Co.	7,431	164,235
*	Walaa Cooperative Insurance Co.	7,933	42,337
	Yamama Cement Co.	27,139	219,720
	Yanbu Cement Co.	20,195	164,156
TOTAL SAUDI ARABIA			7,885,684
SINGAPORE — (0.7%)
*	Avarga Ltd.	100,900	13,144
	BRC Asia Ltd.	17,700	24,106
	Bukit Sembawang Estates Ltd.	45,200	110,670
	China Aviation Oil Singapore Corp. Ltd.	94,800	61,707
	China Sunsine Chemical Holdings Ltd.	89,700	26,413
	City Developments Ltd.	106,800	484,743
	Civmec Ltd.	27,600	15,904
*	COSCO Shipping International Singapore Co. Ltd.	320,100	32,629
	CSE Global Ltd.	137,400	41,293
	Del Monte Pacific Ltd.	197,000	19,212
*††	Ezion Holdings Ltd.	1,083,800	0
#*††	Ezra Holdings Ltd.	468,200	0
	Far East Orchard Ltd.	64,355	48,334
	First Resources Ltd.	123,200	135,592
	Frasers Property Ltd.	71,200	46,123
	Frencken Group Ltd.	38,300	36,650
	Fu Yu Corp. Ltd.	116,400	12,468
	Golden Agri-Resources Ltd.	1,767,100	355,015
	Great Eastern Holdings Ltd.	6,900	89,953
	GuocoLand Ltd.	68,600	75,005
	Ho Bee Land Ltd.	50,700	65,614
	Hong Fok Corp. Ltd.	106,790	68,343
	Hong Leong Asia Ltd.	61,800	28,066
	Hongkong Land Holdings Ltd.	214,200	668,626
	Hotel Grand Central Ltd.	35,281	21,138
	Hutchison Port Holdings Trust	1,212,700	181,610
*††	Hyflux Ltd.	124,600	0
	Indofood Agri Resources Ltd.	57,000	12,515
	ISDN Holdings Ltd.	95,200	23,308
	Mandarin Oriental International Ltd.	67,600	101,077
*	Marco Polo Marine Ltd.	1,031,800	39,019
	Mewah International, Inc.	86,100	18,253
*††	Midas Holdings Ltd.	343,400	0
	Netlink NBN Trust	582,300	366,540
	Olam Group Ltd.	140,220	93,182
	OUE Ltd.	79,600	66,953
*	Oxley Holdings Ltd.	261,197	17,904
	QAF Ltd.	53,800	32,864
	Rex International Holding Ltd.	182,700	21,619
	SIA Engineering Co. Ltd.	20,600	35,243
	Sinarmas Land Ltd.	163,500	20,973
	Singapore Land Group Ltd.	50,200	69,172
	Stamford Land Corp. Ltd.	160,398	47,807
*††	Swiber Holdings Ltd.	92,600	0
*††	Swiber Holdings Ltd.	92,600	0
	Tai Sin Electric Ltd.	34,116	10,094

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Tiong Woon Corp. Holding Ltd.	30,600	$10,604
	Tuan Sing Holdings Ltd.	211,274	41,707
	UOB-Kay Hian Holdings Ltd.	97,311	94,943
	UOL Group Ltd.	99,200	460,643
	Venture Corp. Ltd.	60,800	605,724
	Wee Hur Holdings Ltd.	60,800	8,975
	Wing Tai Holdings Ltd.	122,600	112,263
TOTAL SINGAPORE			4,973,740
SOUTH AFRICA — (0.7%)
	Adcock Ingram Holdings Ltd.	11,334	33,975
	AECI Ltd.	21,022	113,253
	African Rainbow Minerals Ltd.	20,343	200,947
	Alexander Forbes Group Holdings Ltd.	37,429	12,725
	Altron Ltd., Class A	34,495	18,352
	Aspen Pharmacare Holdings Ltd.	10,163	105,051
*	Aveng Ltd.	13,124	5,307
	Barloworld Ltd.	34,363	137,122
	Curro Holdings Ltd.	22,467	14,472
	DataTec Ltd.	67,267	147,226
	Foschini Group Ltd.	53,808	325,797
	Grindrod Ltd.	132,590	86,344
	Harmony Gold Mining Co. Ltd.	32,476	202,999
	Harmony Gold Mining Co. Ltd., Sponsored ADR	75,442	466,986
	Hudaco Industries Ltd.	3,075	26,089
	Impala Platinum Holdings Ltd.	6,108	23,709
	Invicta Holdings Ltd.	8,097	11,559
*	KAP Ltd.	230,156	27,408
	Lewis Group Ltd.	12,017	27,298
	Life Healthcare Group Holdings Ltd.	229,017	226,350
	Merafe Resources Ltd.	340,993	24,336
*	Metair Investments Ltd.	34,895	27,195
	Momentum Metropolitan Holdings	241,665	269,949
	Motus Holdings Ltd.	30,123	168,444
	Mpact Ltd.	23,171	36,438
	Oceana Group Ltd.	15,360	59,253
	Old Mutual Ltd.	968,119	644,265
	Omnia Holdings Ltd.	31,449	108,632
Ω	Pepkor Holdings Ltd.	321,099	330,175
*	PPC Ltd.	196,938	37,979
	Raubex Group Ltd.	28,364	45,158
*	RCL Foods Ltd.	33,526	15,825
	Reunert Ltd.	26,008	83,483
	Sappi Ltd.	115,181	274,314
	Sibanye Stillwater Ltd.	186,706	225,007
	Sibanye Stillwater Ltd., ADR	35,750	173,030
*	Southern Sun Ltd.	161,714	46,901
	Super Group Ltd.	82,081	122,714
*	Telkom SA SOC Ltd.	62,873	94,590
	Thungela Resources Ltd.	19,873	127,207
*	Transaction Capital Ltd.	105,237	46,045
TOTAL SOUTH AFRICA			5,173,909
SOUTH KOREA — (3.4%)
*	ABco Electronics Co. Ltd.	2,820	24,883
*	Advanced Process Systems Corp.	1,767	28,108
	Aekyung Chemical Co. Ltd.	1,512	14,230
*	Aekyung Industrial Co. Ltd.	1,589	19,359

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Ajin Industrial Co. Ltd.	7,583	$23,522
*	AK Holdings, Inc.	849	10,208
*	ALUKO Co. Ltd.	7,684	19,443
*	Amotech Co. Ltd.	1,803	10,360
*	Anam Electronics Co. Ltd.	15,119	24,424
*	Ananti, Inc.	9,858	44,962
	Asia Cement Co. Ltd.	3,780	29,806
	ASIA Holdings Co. Ltd.	317	45,331
	Asia Paper Manufacturing Co. Ltd.	1,034	33,154
*	Avaco Co. Ltd.	2,188	20,483
	Baiksan Co. Ltd.	1,801	13,358
*	BGFecomaterials Co. Ltd.	4,228	14,835
*	BH Co. Ltd.	4,637	63,143
*	Binex Co. Ltd.	5,751	44,000
*	Binggrae Co. Ltd.	317	12,478
	BIT Computer Co. Ltd.	4,816	26,414
*	BNC Korea Co. Ltd.	5,034	14,229
	BNK Financial Group, Inc.	48,165	270,894
*	Bookook Securities Co. Ltd.	475	8,566
*	Boryung	6,086	55,127
*	BYC Co. Ltd.	48	14,869
*	Byucksan Corp.	5,851	10,839
*	Cafe24 Corp.	1,506	25,321
*	CammSys Corp.	13,416	16,272
	Cheil Worldwide, Inc.	3,091	42,543
*	ChinHung International, Inc.	10,381	8,066
*	Chong Kun Dang Pharmaceutical Corp.	1,126	92,766
*	Chongkundang Holdings Corp.	729	32,884
*	Choong Ang Vaccine Laboratory	1,867	14,662
*††	Chorokbaem Media Co. Ltd.	3,908	11,859
*	CJ CGV Co. Ltd.	14,521	59,919
	CJ CheilJedang Corp.	1,584	345,898
*	CJ Corp.	2,180	153,120
*	CJ ENM Co. Ltd.	2,415	129,001
*	CJ Freshway Corp.	1,793	32,853
*	CJ Logistics Corp.	1,398	142,272
*	CJ Seafood Corp.	2,153	4,633
*	CMG Pharmaceutical Co. Ltd.	13,602	22,456
*	Comtec Systems Co. Ltd.	31,127	17,545
*	Cosmecca Korea Co. Ltd.	727	20,233
*	Coway Co. Ltd.	8,915	369,792
	COWELL FASHION Co. Ltd.	4,290	18,418
*	Cuckoo Homesys Co. Ltd.	1,161	17,432
*	D.I Corp.	4,636	20,713
*	Dae Won Kang Up Co. Ltd.	12,341	47,726
*	Daechang Co. Ltd.	18,702	18,773
*	Daechang Forging Co. Ltd.	3,508	15,161
*	Daedong Corp.	2,582	28,499
*	Daeduck Electronics Co. Ltd.	6,699	120,589
*	Daehan New Pharm Co. Ltd.	2,847	18,471
*	Daehan Steel Co. Ltd.	1,479	14,515
*	Dae-Il Corp.	6,373	19,973
*	Daesang Corp.	3,347	46,585
*	Daesang Holdings Co. Ltd.	3,109	22,784
*	Daesung Industrial Co. Ltd.	3,004	8,661
*	Daewon Media Co. Ltd.	2,666	23,682
*	Daewon Pharmaceutical Co. Ltd.	3,345	36,613
*	Daewoo Engineering & Construction Co. Ltd.	42,035	123,615
*	Daewoong Co. Ltd.	2,067	35,940

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daewoong Pharmaceutical Co. Ltd.	901	$74,481
*	Daihan Pharmaceutical Co. Ltd.	1,150	24,234
*	Daishin Securities Co. Ltd.	6,759	78,069
*	Danal Co. Ltd.	10,507	31,278
*	Daol Investment & Securities Co. Ltd.	7,941	21,396
*	DB Financial Investment Co. Ltd.	6,876	20,249
*	DB HiTek Co. Ltd.	7,004	259,654
*	DB Insurance Co. Ltd.	8,867	584,919
*	DGB Financial Group, Inc.	23,626	159,424
*	DI Dong Il Corp.	2,531	51,709
	Digital Daesung Co. Ltd.	2,887	12,247
*	DK Tech Co. Ltd.	3,048	20,353
*	DL Holdings Co. Ltd.	2,393	100,701
*	DMS Co. Ltd.	6,579	30,756
	DN Automotive Corp.	314	20,369
*	DNF Co. Ltd.	2,385	37,360
*	Dohwa Engineering Co. Ltd.	3,357	18,981
*	Dong-A Hwasung Co. Ltd.	2,885	16,016
	Dong-A Socio Holdings Co. Ltd.	815	65,174
*	Dong-A ST Co. Ltd.	1,001	51,049
*	Dongbang Transport Logistics Co. Ltd.	12,138	20,643
	DongKook Pharmaceutical Co. Ltd.	5,523	73,845
*	Dongkuk Holdings Co. Ltd.	2,416	13,506
*	Dongkuk Industries Co. Ltd.	6,108	22,513
*	Dongkuk Steel Mill Co. Ltd.	7,529	64,111
*	Dongkuk Structures & Construction Co. Ltd.	8,156	18,821
	Dongsuh Cos., Inc.	4,204	54,422
*	Dongsung Chemical Co. Ltd.	6,360	21,160
*	Dongwha Enterprise Co. Ltd.	445	20,544
*	Dongwha Pharm Co. Ltd.	3,460	24,993
*	Dongwon F&B Co. Ltd.	1,387	34,172
*	Dongwon Industries Co. Ltd.	463	12,909
*	Dongwon Systems Corp.	342	7,861
*	Dongyang E&P, Inc.	886	12,273
*	Dongyang Steel Pipe Co. Ltd.	27,402	15,329
	Doosan Bobcat, Inc.	7,405	282,012
*	Doosan Co. Ltd.	1,214	82,091
*	Duksan Hi-Metal Co. Ltd.	5,102	26,736
*	Duksan Techopia Co. Ltd.	1,320	18,337
*	Duksung Co. Ltd.	3,494	18,222
*	DY Corp.	2,973	12,474
*	DY POWER Corp.	1,556	14,652
*	Easy Holdings Co. Ltd.	12,035	25,748
	Echo Marketing, Inc.	1,539	11,064
*	Ecoplastic Corp.	7,240	24,136
*	Elentec Co. Ltd.	2,433	16,945
*	E-MART, Inc.	3,621	210,691
*	EMKOREA Co. Ltd.	8,169	14,226
*	ENF Technology Co. Ltd.	2,160	37,520
*	Estechpharma Co. Ltd.	2,011	9,765
*	Eugene Investment & Securities Co. Ltd.	15,514	44,734
*	EV Advanced Material Co. Ltd.	8,967	21,246
*	F&F Holdings Co. Ltd.	817	9,064
*	FarmStory Co. Ltd.	10,797	13,061
	Fila Holdings Corp.	3,607	109,884
*	Galaxia Moneytree Co. Ltd.	2,769	19,325
*	GC Cell Corp.	1,719	51,520
*	Genie Music Corp.	7,762	19,103
*	Genoray Co. Ltd.	1,571	8,235

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Global Standard Technology Co. Ltd.	1,206	$29,747
*	GOLFZON Co. Ltd.	834	49,981
*	Gradiant Corp.	2,207	21,886
	Green Chemical Co. Ltd.	1,815	9,273
*	Green Cross Corp.	1,049	84,702
*	Green Cross Holdings Corp.	3,265	36,146
*	GS Engineering & Construction Corp.	13,682	154,248
*	GS Global Corp.	14,500	27,852
*	GS Holdings Corp.	8,731	302,785
*	GS Retail Co. Ltd.	7,655	127,757
*	HAESUNG DS Co. Ltd.	953	35,709
*	Han Kuk Carbon Co. Ltd.	5,432	43,322
*	Hancom, Inc.	1,235	22,523
	Hanil Cement Co. Ltd.	1,171	10,550
	Hanil Holdings Co. Ltd.	2,225	18,753
	Hanil Hyundai Cement Co. Ltd.	847	9,407
*	Hanjin Transportation Co. Ltd.	1,377	24,822
*	Hankook Tire & Technology Co. Ltd.	14,022	536,680
*	HanmiGlobal Co. Ltd.	1,348	18,920
*	Hannong Chemicals, Inc.	950	10,268
	Hanon Systems	25,852	120,658
	Hansae Co. Ltd.	3,681	56,504
*	Hansol IONES Co. Ltd.	1,526	10,701
	Hansol Paper Co. Ltd.	2,899	23,244
*	Hansol Technics Co. Ltd.	5,680	28,518
*	Hanwha Corp.	6,434	130,920
*	Hanwha Galleria Corp.	19,204	19,399
*	Hanwha General Insurance Co. Ltd.	12,669	41,298
*	Hanwha Investment & Securities Co. Ltd.	30,496	84,631
*	Hanwha Life Insurance Co. Ltd.	58,545	132,906
*	Hanwha Solutions Corp.	17,753	441,031
*	Hanyang Digitech Co. Ltd.	960	11,308
*	Hanyang Eng Co. Ltd.	2,781	34,053
*	Hanyang Securities Co. Ltd.	2,469	17,545
*	Harim Co. Ltd.	8,073	21,466
*	Harim Holdings Co. Ltd.	8,111	45,582
	HD Hyundai Co. Ltd.	5,560	296,346
*	HD Hyundai Construction Equipment Co. Ltd.	2,387	90,800
*	HD Hyundai Energy Solutions Co. Ltd.	1,512	26,809
*	HD Hyundai Infracore Co. Ltd.	23,557	135,826
*	HDC Holdings Co. Ltd.	2,173	11,895
*	HDC Hyundai Engineering Plastics Co. Ltd.	2,805	9,113
*	Heerim Architects & Planners	1,824	9,394
*	HFR, Inc.	1,516	19,249
*	Hite Jinro Co. Ltd.	5,909	92,809
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	3,397	7,362
*	HK inno N Corp.	1,067	33,397
*	HL Holdings Corp.	787	19,614
*	HL Mando Co. Ltd.	3,696	97,023
	Home Center Holdings Co. Ltd.	14,297	12,152
*	HS Industries Co. Ltd.	7,829	19,653
*	Humax Co. Ltd.	6,520	14,622
	Huons Co. Ltd.	918	23,625
*	Husteel Co. Ltd.	12,561	47,264
*	Hwa Shin Co. Ltd.	3,952	34,093
*	Hwail Pharm Co. Ltd.	8,763	12,024
*	Hwangkum Steel & Technology Co. Ltd.	3,346	18,308
*	Hwaseung Enterprise Co. Ltd.	3,601	20,634
*	Hyosung Corp.	1,932	90,860

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyosung Heavy Industries Corp.	599	$76,705
*	Hyosung TNC Corp.	447	100,536
*	Hyundai Bioland Co. Ltd.	1,281	9,392
*	Hyundai BNG Steel Co. Ltd.	2,003	25,937
*	Hyundai Department Store Co. Ltd.	2,552	102,622
*	Hyundai Elevator Co. Ltd.	4,169	126,866
*	HYUNDAI EVERDIGM Corp.	3,603	15,797
*	Hyundai Ezwel Co. Ltd.	2,072	8,827
*	Hyundai Glovis Co. Ltd.	1,601	209,639
*	Hyundai Livart Furniture Co. Ltd.	3,444	19,833
*	Hyundai Marine & Fire Insurance Co. Ltd.	11,196	284,357
*	Hyundai Motor Securities Co. Ltd.	4,374	28,455
*	Hyundai Pharmaceutical Co. Ltd.	3,392	9,631
*	Hyundai Steel Co.	16,169	404,897
*	Hyundai Wia Corp.	3,015	131,085
*	HyVision System, Inc.	2,537	46,098
*	Iljin Electric Co. Ltd.	5,071	42,553
*	Iljin Holdings Co. Ltd.	6,410	17,731
*	Iljin Power Co. Ltd.	2,128	17,996
*	Ilyang Pharmaceutical Co. Ltd.	2,412	25,874
	iMarketKorea, Inc.	4,396	27,108
*	InBody Co. Ltd.	2,711	50,289
*	Incross Co. Ltd.	1,224	9,991
*	Infinitt Healthcare Co. Ltd.	2,403	9,366
*	InfoBank Corp.	1,683	14,109
	Innocean Worldwide, Inc.	2,724	44,285
	InnoWireless Co. Ltd.	1,620	35,498
	Innox Advanced Materials Co. Ltd.	1,882	38,446
*	Insun ENT Co. Ltd.	6,474	34,838
*	Intelligent Digital Integrated Security Co. Ltd.	847	13,035
*	Interflex Co. Ltd.	2,428	35,491
*	Inzi Controls Co. Ltd.	1,401	7,695
*	IS Dongseo Co. Ltd.	3,418	65,054
*	ITEK, Inc.	3,492	18,993
*	JASTECH Ltd.	2,538	16,993
	JB Financial Group Co. Ltd.	21,369	183,356
*	JC Chemical Co. Ltd.	2,870	14,415
*	Jinsung T.E.C.	2,323	16,938
	JLS Co. Ltd.	1,761	9,129
*	JNK Heaters Co. Ltd.	3,077	11,345
	JS Corp.	865	12,150
	JW Life Science Corp.	891	8,183
*††	Kanglim Co. Ltd.	19,090	2,703
*	Kangnam Jevisco Co. Ltd.	1,043	15,197
*	KAON Group Co. Ltd.	2,378	9,489
*	KC Tech Co. Ltd.	793	16,957
	KCC Glass Corp.	2,300	68,564
*	KCTC	3,235	9,726
*	KEC Corp.	7,472	8,981
*	KEPCO Plant Service & Engineering Co. Ltd.	2,919	74,156
	KG Chemical Corp.	10,995	52,492
	KG Dongbusteel	4,319	24,316
	KG Eco Technology Service Co. Ltd.	3,354	26,667
*††	KG Mobility Co.	3,613	20,821
	KGMobilians Co. Ltd.	3,236	12,442
*	KH Vatec Co. Ltd.	3,839	36,813
*	Kib Plug Energy	15,727	6,369
*	KISWIRE Ltd.	2,317	36,320
*	KIWOOM Securities Co. Ltd.	2,898	209,467

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kolmar BNH Co. Ltd.	1,946	$23,289
*	Kolmar Korea Co. Ltd.	2,435	88,981
*	Kolon Corp.	1,344	17,020
*	Kolon Industries, Inc.	3,416	103,911
*	Kolon Plastic, Inc.	2,169	11,610
*	Korea Circuit Co. Ltd.	2,209	29,537
	Korea Electric Terminal Co. Ltd.	1,169	60,771
*	Korea Export Packaging Industrial Co. Ltd.	6,450	14,204
*	Korea Information & Communications Co. Ltd.	4,185	27,765
*	Korea Information Certificate Authority, Inc.	4,422	16,967
*	Korea Investment Holdings Co. Ltd.	7,284	334,454
*	Korea Line Corp.	35,444	53,574
*	Korea Movenex Co. Ltd.	7,905	37,881
*	Korea Parts & Fasteners Co. Ltd.	2,367	8,142
*	Korea Petrochemical Ind Co. Ltd.	752	74,690
*	Korea Petroleum Industries Co.	1,527	13,804
*	Korea United Pharm, Inc.	1,778	32,591
*	Korean Reinsurance Co.	20,270	114,728
*	KSS LINE Ltd.	4,280	30,286
*	Kt alpha Co. Ltd.	3,330	14,795
	KT Skylife Co. Ltd.	6,256	26,396
*	KTCS Corp.	8,880	24,818
*	Kukdong Oil & Chemicals Co. Ltd.	7,243	20,745
*	Kumho HT, Inc.	17,116	7,990
*	Kumho Petrochemical Co. Ltd.	3,102	289,256
*	Kumho Tire Co., Inc.	21,150	93,468
*	Kumkang Kind Co. Ltd.	4,208	18,656
*	Kwang Dong Pharmaceutical Co. Ltd.	5,932	32,194
*	Kwang Myung Electric Co. Ltd.	6,436	10,374
*	Kyeryong Construction Industrial Co. Ltd.	2,392	25,820
*	Kyung Dong Navien Co. Ltd.	1,528	53,663
*	Kyungdong Pharm Co. Ltd.	3,591	16,876
*	Kyung-In Synthetic Corp.	6,925	18,098
*	LabGenomics Co. Ltd.	8,340	23,530
*	LB Semicon, Inc.	5,733	33,156
*	Lee Ku Industrial Co. Ltd.	5,991	17,272
*	LG Display Co. Ltd.	41,768	362,968
	LG HelloVision Co. Ltd.	9,008	25,204
	LG Innotek Co. Ltd.	1,923	274,270
	LG Uplus Corp.	45,276	346,646
*	LOT Vacuum Co. Ltd.	1,454	21,139
*	Lotte Chilsung Beverage Co. Ltd.	618	63,466
*	Lotte Corp.	5,816	126,334
*	Lotte Data Communication Co.	525	18,175
	Lotte Energy Materials Corp.	1,744	40,989
*	LOTTE Fine Chemical Co. Ltd.	3,403	126,616
*	LOTTE Himart Co. Ltd.	1,050	7,939
*	Lotte Non-Life Insurance Co. Ltd.	7,672	14,519
*	Lotte Rental Co. Ltd.	1,258	25,093
*	Lotte Shopping Co. Ltd.	2,150	132,187
*	Lotte Wellfood Co. Ltd.	414	39,391
*	LS Corp.	3,658	248,848
*	LVMC Holdings	16,746	29,730
	LX Hausys Ltd.	953	27,651
*	LX International Corp.	6,246	131,329
	LX Semicon Co. Ltd.	1,646	95,311
*	Macrogen, Inc.	1,249	19,600
*	Maeil Dairies Co. Ltd.	326	9,831
	Mcnex Co. Ltd.	1,877	35,857

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	MDS Tech, Inc.	13,152	$16,389
*	MegaStudyEdu Co. Ltd.	1,174	52,775
*	META BIOMED Co. Ltd.	6,382	18,866
	Mgame Corp.	3,691	16,761
*	Mirae Asset Life Insurance Co. Ltd.	13,834	59,848
*	Mirae Asset Securities Co. Ltd.	57,700	339,259
*	Miwon Holdings Co. Ltd.	98	5,795
*	Mobase Electronics Co. Ltd.	5,612	7,966
*	MS Autotech Co. Ltd.	5,868	21,683
	Multicampus Co. Ltd.	168	4,487
*	Namhae Chemical Corp.	2,788	15,271
*	Namuga Co. Ltd.	1,187	16,889
*	Namyang Dairy Products Co. Ltd.	66	28,936
*	Nasmedia Co. Ltd.	605	10,564
*	Nature & Environment Co. Ltd.	24,305	18,910
*	Nature Holdings Co. Ltd.	901	10,576
*	Neowiz	1,918	36,435
*	Nepes Ark Corp.	1,026	18,748
*	NEPES Corp.	3,184	43,598
*	New Power Plasma Co. Ltd.	7,873	30,640
*	Nexen Tire Corp.	7,429	44,971
*	NH Investment & Securities Co. Ltd., Class C	15,229	120,832
	NHN KCP Corp.	2,820	25,668
*	NI Steel Co. Ltd.	4,137	16,090
*	NICE Holdings Co. Ltd.	4,219	40,561
*	Nice Information & Telecommunication, Inc.	884	14,366
*	NICE Total Cash Management Co. Ltd., Class C	4,498	21,944
*	Nong Shim Holdings Co. Ltd.	222	10,734
	NongShim Co. Ltd.	551	156,018
*	NOROO Paint & Coatings Co. Ltd.	1,641	10,884
*	NOVAREX Co. Ltd.	3,308	26,183
*	Oceanbridge Co. Ltd.	1,031	9,052
*	OCI Co. Ltd.	1,287	88,472
*	OCI Holdings Co. Ltd.	2,842	221,683
*	Openbase, Inc.	3,762	7,483
*	Ottogi Corp.	309	92,627
*††	Paik Kwang Industrial Co. Ltd.	5,088	22,275
*	Pan Entertainment Co. Ltd.	3,525	8,933
*	Pan Ocean Co. Ltd.	53,375	145,378
*	Paradise Co. Ltd.	7,824	73,999
	Partron Co. Ltd.	7,264	43,401
*	PharmGen Science, Inc.	2,381	10,422
	Philoptics Co. Ltd.	3,077	23,074
	Poongsan Corp.	3,189	93,053
*	POSCO Steeleon Co. Ltd.	743	27,614
*	Power Logics Co. Ltd.	6,699	57,268
*	PSK, Inc.	3,550	53,170
*	QSI Co. Ltd.	2,107	15,617
*	Reyon Pharmaceutical Co. Ltd.	1,659	18,721
*	RFTech Co. Ltd.	4,462	13,430
*	Rorze Systems Corp.	3,368	19,960
	S-1 Corp.	2,716	116,002
*	Sajodaerim Corp.	742	18,281
*	Sajodongaone Co. Ltd.	25,293	17,330
*	Sambo Motors Co. Ltd.	2,461	10,056
*	SAMHWA Paints Industrial Co. Ltd.	1,739	7,898
*	Samick THK Co. Ltd.	2,172	16,727
*	Samji Electronics Co. Ltd.	2,577	15,997
*	Samjin Pharmaceutical Co. Ltd.	2,378	36,276

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samkee Corp.	4,423	$6,594
*	Sammok S-Form Co. Ltd.	803	9,749
*	SAMPYO Cement Co. Ltd.	8,391	18,981
*	Samsung Engineering Co. Ltd.	20,722	345,632
	Samsung Securities Co. Ltd.	11,474	322,513
*	SAMT Co. Ltd.	8,621	17,236
*	Samwha Capacitor Co. Ltd.	879	22,576
*	Samyang Corp.	407	14,586
*	Samyang Packaging Corp.	765	9,735
*	Sangbo Corp.	17,279	30,412
*	Sangsangin Co. Ltd.	4,867	12,577
*	Sangsin Energy Display Precision Co. Ltd.	887	10,124
*	Saramin Co. Ltd.	973	12,833
*	SD Biosensor, Inc.	6,355	49,447
*	SeAH Besteel Holdings Corp.	1,627	26,661
*	SeAH Holdings Corp.	197	16,206
	SeAH Steel Corp.	395	37,954
	SeAH Steel Holdings Corp.	440	71,681
	Seegene, Inc.	5,728	108,417
*	Sejong Industrial Co. Ltd.	2,272	9,433
*	Sekonix Co. Ltd.	2,494	14,232
	Seobu T&D	6,740	38,136
*	Seohan Co. Ltd.	14,973	10,191
*	Seojin System Co. Ltd.	3,888	54,188
*	Seoul Semiconductor Co. Ltd.	7,302	56,778
*	Seoyon Co. Ltd.	4,111	24,859
*	Seoyon E-Hwa Co. Ltd.	2,282	28,643
	SFA Engineering Corp.	3,428	69,382
*	SFA Semicon Co. Ltd.	8,471	40,004
*	SGC Energy Co. Ltd.	1,511	27,154
*	Shin Heung Energy & Electronics Co. Ltd.	563	18,072
*	Shindaeyang Paper Co. Ltd.	4,092	17,789
*	Shinsegae Information & Communication Co. Ltd.	1,860	19,090
*	Shinsegae International, Inc.	2,675	32,246
*	Shinsegae, Inc.	1,398	180,354
	Shinsung Tongsang Co. Ltd.	12,783	17,778
*	Showbox Corp.	6,629	17,102
*	Simmtech Holdings Co. Ltd.	7,163	15,227
	SK D&D Co. Ltd.	1,980	37,413
	SK Discovery Co. Ltd.	2,498	72,621
	SK Gas Ltd.	499	56,995
*	SK Networks Co. Ltd.	14,722	71,834
*	SK Securities Co. Ltd.	66,518	31,178
*	SL Corp.	3,258	77,975
	SNT Motiv Co. Ltd.	1,600	53,053
*	SNU Precision Co. Ltd.	4,032	9,478
*	Solid, Inc.	15,909	71,911
*	Songwon Industrial Co. Ltd.	2,765	31,496
*	SPC Samlip Co. Ltd.	367	16,360
	Ssangyong C&E Co. Ltd.	15,106	68,194
*	STX Heavy Industries Co. Ltd.	4,428	36,592
*	Suheung Co. Ltd.	1,127	23,368
*	Sung Kwang Bend Co. Ltd.	4,963	39,962
*	Sungchang Enterprise Holdings Ltd.	4,239	6,775
*	Sungshin Cement Co. Ltd.	3,983	23,804
*	Sungwoo Hitech Co. Ltd.	11,668	72,248
*	Sunjin Co. Ltd.	3,998	19,638
*	SY Co. Ltd.	3,263	10,089
*	Synergy Innovation Co. Ltd.	10,808	22,099

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Tae Kyung Industrial Co. Ltd.	2,320	$10,609
*††	Taewoong Co. Ltd.	3,164	35,545
*	Taihan Electric Wire Co. Ltd.	6,946	48,501
*	Taihan Fiberoptics Co. Ltd.	10,124	9,467
*	Tailim Packaging Co. Ltd.	6,496	14,348
*	TechWing, Inc.	4,910	58,226
	TES Co. Ltd.	2,135	30,264
*	Thinkware Systems Corp.	1,121	13,360
*	TK Corp.	2,713	25,528
*	TKG Huchems Co. Ltd.	3,216	49,911
*	Tongyang Life Insurance Co. Ltd.	9,522	35,074
*	Top Engineering Co. Ltd.	3,622	15,507
*	Toptec Co. Ltd.	3,081	15,110
	Tovis Co. Ltd.	3,257	35,462
*	Tplex Co. Ltd.	3,294	7,937
*	TS Corp.	13,340	33,067
*	TSE Co. Ltd.	725	22,662
*	Tuksu Construction Co. Ltd.	2,389	16,034
*	TY Holdings Co. Ltd.	2,056	6,342
	TYM Corp.	4,360	18,134
*	Ubiquoss, Inc.	786	9,218
*	Uni-Chem Co. Ltd.	17,518	26,155
*	Unick Corp.	2,540	9,143
	Unid Co. Ltd.	824	45,970
*	Union Semiconductor Equipment & Materials Co. Ltd.	4,024	24,358
*	Uniquest Corp.	2,472	14,637
*	Value Added Technology Co. Ltd.	1,125	26,977
*††	Vidente Co. Ltd.	7,159	6,678
*	Vieworks Co. Ltd.	1,890	38,631
*	Vitzro Tech Co. Ltd.	3,438	19,535
*	Webcash Corp.	1,040	7,315
*	Welcron Co. Ltd.	8,235	17,665
*	WiSoL Co. Ltd.	3,563	19,856
*	WONIK IPS Co. Ltd.	2,714	61,358
*	Wonik Materials Co. Ltd.	1,400	29,804
	Woojin, Inc.	2,607	15,868
*	Woongjin Co. Ltd.	9,617	8,552
*	Woongjin Thinkbig Co. Ltd.	8,695	16,113
*	Wooree Bio Co. Ltd.	4,791	12,250
*	Woorison F&G Co. Ltd.	14,584	16,120
	Wooshin Systems Co. Ltd.	1,863	10,947
*	Woosu AMS Co. Ltd.	4,857	10,046
*	Y G-1 Co. Ltd.	4,216	20,715
*	Y-entec Co. Ltd.	3,150	16,737
*	YIK Corp.	6,385	26,289
*	YMC Co. Ltd.	2,238	8,660
*	YMT Co. Ltd.	1,177	9,035
*	Youngone Corp.	3,957	142,057
	Youngone Holdings Co. Ltd.	1,345	81,523
*	Yuanta Securities Korea Co. Ltd.	21,566	40,085
*	Zeus Co. Ltd.	3,837	48,808
*	Zinus, Inc.	2,167	22,087
TOTAL SOUTH KOREA			23,867,753
SPAIN — (1.3%)
	Acciona SA	4,228	546,912
	Acerinox SA	56,135	592,628
	ACS Actividades de Construccion y Servicios SA	3,269	128,996
	Almirall SA	20,424	193,740

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Atresmedia Corp. de Medios de Comunicacion SA	32,384	$130,162
	Azkoyen SA	2,368	16,127
	Banco de Sabadell SA	1,583,992	2,055,920
	Bankinter SA	197,117	1,217,024
	Construcciones y Auxiliar de Ferrocarriles SA	5,087	182,830
	Ebro Foods SA	19,701	327,369
	Elecnor SA	10,143	207,568
	Enagas SA	56,605	921,517
	Ence Energia y Celulosa SA	37,250	117,778
	Ercros SA	34,553	92,297
Ω	Gestamp Automocion SA	52,810	175,175
*	Grifols SA	64,328	700,709
	Grupo Catalana Occidente SA	12,282	440,220
	Iberpapel Gestion SA	2,972	57,901
	Mapfre SA	269,985	594,484
Ω	Neinor Homes SA	8,459	95,378
*	Obrascon Huarte Lain SA	96,033	42,073
	Prosegur Compania de Seguridad SA	32,230	60,984
Ω	Talgo SA	188	850
	Tubacex SA	30,478	112,207
Ω	Unicaja Banco SA	405,633	387,843
TOTAL SPAIN			9,398,692
SWEDEN — (1.9%)
Ω	AcadeMedia AB	28,678	156,605
	AddLife AB, Class B	27,374	295,050
	AFRY AB	21,068	290,931
Ω	Alimak Group AB	8,408	74,099
	Alleima AB	47,686	316,575
	Alligo AB, Class B	5,708	72,482
Ω	Ambea AB	22,319	113,313
	AQ Group AB	3,252	169,950
	Arise AB	8,680	37,938
	Arjo AB, Class B	57,434	268,825
*Ω	Attendo AB	37,257	145,757
	BE Group AB	1,190	6,996
	Beijer Alma AB	1,069	18,836
	Bergman & Beving AB	9,129	159,500
*	Besqab AB	3,897	12,091
	Betsson AB, Class B	31,487	342,677
#*	Better Collective AS	8,326	233,046
#*	BHG Group AB	42,419	68,982
	Bilia AB, Class A	19,527	236,069
	Billerud Aktiebolag	65,243	580,146
#*	Bonava AB, Class B	21,899	24,690
*Ω	Boozt AB	5,276	61,652
Ω	Bravida Holding AB	37,595	285,072
	Bulten AB	5,430	37,897
*	Byggmax Group AB	11,517	39,910
	Catella AB	9,935	28,908
*	Cint Group AB	15,955	17,657
	Clas Ohlson AB, Class B	10,083	143,487
	Cloetta AB, Class B	75,234	135,419
	Concentric AB	1,413	23,223
Ω	Coor Service Management Holding AB	21,431	90,302
Ω	Dometic Group AB	98,333	782,525
*	Doro AB	6,752	13,114
*Ω	Dustin Group AB	87,516	97,795
	Eastnine AB	4,151	66,724

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Elanders AB, Class B	6,054	$58,414
#*	Embracer Group AB	202,408	386,289
	Fagerhult Group AB	13,838	88,138
	Fenix Outdoor International AG	548	39,117
	G5 Entertainment AB	1,242	19,310
	Granges AB	50,903	504,737
*	Humana AB	10,660	26,838
	IAR Systems Group AB	1,899	23,429
*	International Petroleum Corp.	27,926	308,195
	Inwido AB	18,001	219,890
	JM AB	19,007	309,508
	Kabe Group AB, Class B	1,056	32,825
*	Karnov Group AB	28,688	154,893
#*	K-fast Holding AB	12,874	29,926
	Kindred Group PLC, SDR	2,562	30,140
	KNOW IT AB	7,030	94,537
	Lindab International AB	26,759	508,119
	Loomis AB	20,270	554,952
	MEKO AB	14,760	149,451
*	Millicom International Cellular SA, SDR	49,049	841,412
*	Modern Times Group MTG AB, Class B	14,659	112,200
	Momentum Group AB	3,092	40,460
	NCC AB, Class B	22,628	288,961
	Nederman Holding AB	1,482	26,038
*	Net Insight AB, Class B	90,172	45,933
	New Wave Group AB, Class B	30,204	268,253
*	Nobia AB	33,177	35,224
	Nolato AB, Class B	47,434	229,719
	Nordic Paper Holding AB	6,621	28,279
	Nordic Waterproofing Holding AB	6,524	105,569
*	Norion Bank AB	15,589	61,734
*	Norva24 Group AB	7,389	19,391
#*	Orron Energy ab	15,587	10,721
#*	Ovzon AB	6,346	6,038
	Peab AB, Class B	54,976	271,413
	Prevas AB, Class B	2,525	29,177
*	Pricer AB, Class B	39,613	26,885
	Proact IT Group AB	6,249	55,911
	Probi AB	876	17,216
	Ratos AB, Class B	51,154	168,618
	Rejlers AB	4,772	56,129
Ω	Resurs Holding AB	30,400	41,776
	Rottneros AB	28,710	35,019
	Scandi Standard AB	14,375	87,670
*	Sdiptech AB, Class B	8,461	209,992
	Sensys Gatso Group AB	2,295	16,192
	Serneke Group AB	3,259	7,845
*Ω	Sinch AB	150,601	462,495
*	Sivers Semiconductors AB	20,653	10,382
	SkiStar AB	13,296	167,000
	Solid Forsakring AB	2,618	14,611
*	Stillfront Group AB	134,744	139,641
	Storskogen Group AB, Class B	339,933	234,656
	Synsam AB	13,272	59,045
	Systemair AB	4,846	34,812
	Tethys Oil AB	8,518	33,562
*	TF Bank AB	1,362	22,824
	VBG Group AB, Class B	4,590	112,941

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Vitrolife AB	377	$6,207
TOTAL SWEDEN			13,428,902
SWITZERLAND — (4.1%)
	Adecco Group AG	44,732	1,934,349
	Allreal Holding AG	4,110	731,051
	ALSO Holding AG	1,597	467,548
*	Aluflexpack AG	1,094	10,055
*	ams-OSRAM AG	169,134	395,848
	Arbonia AG	16,275	188,456
#*	Autoneum Holding AG	1,237	183,809
	Baloise Holding AG	13,844	2,211,456
	Banque Cantonale de Geneve	566	155,039
	Banque Cantonale Vaudoise	6,965	891,773
	Barry Callebaut AG	40	58,424
	Bell Food Group AG	708	207,594
	Bellevue Group AG	1,467	40,178
	Berner Kantonalbank AG	1,189	331,691
	Bucher Industries AG	1,630	690,413
	Bystronic AG	330	165,350
	Calida Holding AG	1,393	44,372
	Carlo Gavazzi Holding AG	128	46,425
	Cembra Money Bank AG	7,431	572,945
*	Cicor Technologies Ltd.	570	32,694
	Cie Financiere Tradition SA	449	62,264
	Clariant AG	49,508	633,785
	COSMO Pharmaceuticals NV	635	47,082
	DKSH Holding AG	8,596	601,503
*	DocMorris AG	298	27,801
	EFG International AG	25,950	333,237
	Energiedienst Holding AG	4,333	201,141
	Feintool International Holding AG	1,842	37,932
	Flughafen Zurich AG	4,933	1,017,806
	Forbo Holding AG	39	45,855
Ω	Galenica AG	11,811	1,041,524
#*	GAM Holding AG	20,363	8,696
	Helvetia Holding AG	9,919	1,432,506
	Huber & Suhner AG	4,114	295,068
	Hypothekarbank Lenzburg AG	21	106,170
	Implenia AG	3,965	140,762
	Investis Holding SA	877	100,461
	IVF Hartmann Holding AG	80	10,293
	Julius Baer Group Ltd.	45,729	2,489,551
	Jungfraubahn Holding AG	1,508	296,596
	Komax Holding AG	902	173,454
	Landis+Gyr Group AG	6,005	492,389
	Liechtensteinische Landesbank AG	3,370	267,662
	Luzerner Kantonalbank AG	4,971	413,643
Ω	Medmix AG	6,172	123,216
	Meier Tobler Group AG	1,437	61,883
	Metall Zug AG, Class B	61	102,037
	Mikron Holding AG	1,680	32,499
	Mobimo Holding AG	2,212	653,509
*Ω	Montana Aerospace AG	1,124	21,949
	OC Oerlikon Corp. AG	22,827	99,476
*	Orascom Development Holding AG	3,061	17,033
	Orell Fuessli AG	25	2,131
*	Phoenix Mecano AG	199	106,269
*Ω	PolyPeptide Group AG	3,355	61,583

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	Rieter Holding AG	468	$49,239
*	Sandoz Group AG	18,216	624,717
	Schweiter Technologies AG	281	154,166
	Softwareone Holding AG	7,141	133,841
	St Galler Kantonalbank AG	851	492,506
	Sulzer AG	3,222	311,252
	Swatch Group AG	7,058	1,656,928
	Swatch Group AG	13,116	596,765
	Swiss Prime Site AG	16,975	1,719,319
	TX Group AG	831	125,171
	u-blox Holding AG	1,826	179,965
	Valiant Holding AG	4,972	595,498
	Vaudoise Assurances Holding SA	279	141,646
	Vetropack Holding AG	3,712	161,480
	Vontobel Holding AG	7,402	487,563
	VP Bank AG, Class A	719	77,397
*	V-ZUG Holding AG	575	40,336
	Walliser Kantonalbank	1,138	143,653
	Zehnder Group AG	2,702	161,028
	Zug Estates Holding AG, Class B	79	151,943
	Zuger Kantonalbank AG	35	311,848
TOTAL SWITZERLAND			29,234,497
TAIWAN — (5.1%)
	ABC Taiwan Electronics Corp.	22,600	15,880
	Ability Enterprise Co. Ltd.	35,000	27,751
	AcBel Polytech, Inc.	89,687	116,501
	Acer, Inc.	554,000	813,601
	ACES Electronic Co. Ltd.	19,323	23,947
*	Acon Holding, Inc.	57,415	19,412
	Action Electronics Co. Ltd.	34,000	19,644
	ADATA Technology Co. Ltd.	34,732	106,311
	Advanced International Multitech Co. Ltd.	24,000	54,197
*	Advanced Optoelectronic Technology, Inc.	39,000	37,638
	Advanced Power Electronics Corp.	4,000	11,318
	Advancetek Enterprise Co. Ltd.	57,000	66,479
*	ALI Corp.	27,000	22,738
	Alltek Technology Corp.	32,000	35,992
	Alpha Networks, Inc.	37,000	45,500
	Altek Corp.	27,000	31,549
	Ampire Co. Ltd.	9,000	10,854
	Anji Technology Co. Ltd.	8,000	9,423
	Apacer Technology, Inc.	19,000	35,036
	APAQ Technology Co. Ltd.	6,000	13,134
	APCB, Inc.	39,000	28,751
	Apex Biotechnology Corp.	14,000	14,891
	Apex International Co. Ltd.	28,000	42,310
	Apex Science & Engineering	23,460	9,132
	Arcadyan Technology Corp.	5,000	27,530
	Ardentec Corp.	68,430	161,338
	Asia Cement Corp.	446,000	565,580
	Asia Electronic Material Co. Ltd.	19,000	13,532
	Asia Optical Co., Inc.	42,000	90,047
	Asia Polymer Corp.	77,000	54,606
	Asia Tech Image, Inc.	13,000	27,180
	ATE Energy International Co. Ltd.	11,000	12,183
	Aten International Co. Ltd.	14,000	35,608
	AUO Corp.	805,200	470,559
	Avermedia Technologies	14,000	15,094

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Azurewave Technologies, Inc.	18,000	$33,295
*	Bank of Kaohsiung Co. Ltd.	153,090	58,458
	Basso Industry Corp.	28,000	35,645
	BenQ Materials Corp.	23,000	25,542
	BES Engineering Corp.	293,000	114,940
	Billion Electric Co. Ltd.	14,000	17,114
	Bin Chuan Enterprise Co. Ltd.	17,000	13,156
	Bizlink Holding, Inc.	17,019	125,248
	Brightek Optoelectronic Co. Ltd.	14,000	23,273
	Brighton-Best International Taiwan, Inc.	54,000	58,293
	Cameo Communications, Inc.	38,531	12,149
	Capital Futures Corp.	19,043	30,395
	Capital Securities Corp.	211,000	108,176
	Career Technology MFG. Co. Ltd.	86,235	56,326
	Caswell, Inc.	4,000	13,962
	Cathay Real Estate Development Co. Ltd.	93,600	57,157
	CCP Contact Probes Co. Ltd.	15,000	19,809
	Celxpert Energy Corp.	22,569	20,162
*	Central Reinsurance Co. Ltd.	90,556	66,640
	Chain Chon Industrial Co. Ltd.	35,097	15,113
*	ChainQui Construction Development Co. Ltd.	31,000	17,268
*	Champion Building Materials Co. Ltd.	69,300	23,994
	Chang Hwa Commercial Bank Ltd.	618,075	345,043
	Chang Wah Electromaterials, Inc.	28,000	32,126
	Chant Sincere Co. Ltd.	6,000	15,986
	CHC Healthcare Group	20,000	35,933
	Chen Full International Co. Ltd.	14,000	17,006
#	Cheng Loong Corp.	159,000	146,376
	Cheng Mei Materials Technology Corp.	93,476	40,012
	Cheng Shin Rubber Industry Co. Ltd.	278,000	403,084
	Cheng Uei Precision Industry Co. Ltd.	77,000	109,836
	Chia Chang Co. Ltd.	11,000	14,994
	Chien Shing Harbour Service Co. Ltd.	8,000	11,293
	China Airlines Ltd.	495,000	321,517
	China Bills Finance Corp.	142,000	66,703
	China Chemical & Pharmaceutical Co. Ltd.	61,000	45,409
	China General Plastics Corp.	64,516	42,332
*	China Man-Made Fiber Corp.	197,000	48,858
	China Metal Products	53,000	66,727
	China Wire & Cable Co. Ltd.	26,000	29,007
	Chinese Maritime Transport Ltd.	16,710	23,668
	Ching Feng Home Fashions Co. Ltd.	28,700	18,757
#	Chin-Poon Industrial Co. Ltd.	76,000	108,493
	Chipbond Technology Corp.	114,000	262,250
	ChipMOS Technologies, Inc.	111,344	151,998
	Chong Hong Construction Co. Ltd.	40,000	96,948
	Chun Yuan Steel Industry Co. Ltd.	95,000	53,761
	Chung Hwa Pulp Corp.	70,015	50,364
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	9,000	14,854
	Chunghwa Precision Test Tech Co. Ltd.	4,000	67,617
	Collins Co. Ltd.	19,000	11,793
	Compal Electronics, Inc.	871,000	998,912
	Compeq Manufacturing Co. Ltd.	170,000	377,048
	Concord International Securities Co. Ltd.	35,680	19,527
*	Concord Securities Co. Ltd.	106,142	44,202
	Continental Holdings Corp.	90,000	78,032
	Contrel Technology Co. Ltd.	15,000	10,323
	Coremax Corp.	15,280	33,705
#	Coretronic Corp.	63,000	142,255

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Crowell Development Corp.	16,000	$19,308
	CTCI Corp.	104,000	140,448
	CviLux Corp.	17,000	23,611
	CX Technology Co. Ltd.	11,000	9,977
	Cyberlink Corp.	5,000	14,670
*	CyberTAN Technology, Inc.	70,000	46,367
	DA CIN Construction Co. Ltd.	44,000	66,968
	Dadi Early-Childhood Education Group Ltd.	4,000	4,921
	Dafeng TV Ltd.	12,000	19,719
	Da-Li Development Co. Ltd.	65,753	71,596
	Darfon Electronics Corp.	37,000	60,068
	Darwin Precisions Corp.	76,000	37,480
	De Licacy Industrial Co. Ltd.	75,260	31,244
	Delpha Construction Co. Ltd.	58,000	70,160
	Depo Auto Parts Ind Co. Ltd.	20,000	95,417
	Dimerco Express Corp.	17,850	49,847
	D-Link Corp.	67,400	41,591
	Donpon Precision, Inc.	14,000	11,071
	Draytek Corp.	12,000	11,545
	Dyaco International, Inc.	19,000	19,750
	Dynapack International Technology Corp.	22,000	58,492
	Eastech Holding Ltd.	6,000	13,894
*	Eastern Media International Corp.	30,000	20,009
	Edimax Technology Co. Ltd.	60,000	31,276
	Edison Opto Corp.	28,000	22,601
	Edom Technology Co. Ltd.	38,000	29,744
	Elite Advanced Laser Corp.	16,000	31,858
	Elitegroup Computer Systems Co. Ltd.	67,000	66,050
	Emerging Display Technologies Corp.	13,000	13,367
	Ennoconn Corp.	11,000	94,585
*	Ennostar, Inc.	127,400	170,878
	EnTie Commercial Bank Co. Ltd.	110,000	48,898
	Eson Precision Ind Co. Ltd.	15,000	26,762
	Eternal Materials Co. Ltd.	133,950	122,591
	Eva Airways Corp.	352,648	355,463
*	Everest Textile Co. Ltd.	77,000	17,623
	Evergreen International Storage & Transport Corp.	93,000	98,909
	Everlight Chemical Industrial Corp.	81,450	48,695
	Everlight Electronics Co. Ltd.	86,000	133,187
	Excel Cell Electronic Co. Ltd.	28,000	21,079
	Excelliance Mos Corp.	4,000	15,767
	Excelsior Medical Co. Ltd.	26,098	72,207
	Far Eastern Department Stores Ltd.	193,000	153,248
	Far Eastern International Bank	459,435	179,021
	Far Eastern New Century Corp.	553,000	545,615
	Farglory F T Z Investment Holding Co. Ltd.	8,743	15,566
	Farglory Land Development Co. Ltd.	52,000	95,162
*	Federal Corp.	24,000	14,057
	Feedback Technology Corp.	8,400	25,579
	Feng Hsin Steel Co. Ltd.	57,000	123,566
	Firich Enterprises Co. Ltd.	13,000	12,296
	First Copper Technology Co. Ltd.	27,000	26,606
	First Insurance Co. Ltd.	37,000	21,649
*	First Steamship Co. Ltd.	134,806	35,677
	Fitipower Integrated Technology, Inc.	13,000	97,337
	Fittech Co. Ltd.	14,000	28,776
	FLEXium Interconnect, Inc.	59,000	160,980
	Flytech Technology Co. Ltd.	11,000	23,869
	Formosa Advanced Technologies Co. Ltd.	27,000	32,616

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosa Laboratories, Inc.	21,322	$76,407
	Formosa Optical Technology Co. Ltd.	7,000	19,568
	Formosan Union Chemical	58,179	38,322
	Founding Construction & Development Co. Ltd.	24,000	17,515
	Foxsemicon Integrated Technology, Inc.	11,000	75,853
	Franbo Lines Corp.	22,000	13,477
	Froch Enterprise Co. Ltd.	18,000	10,741
	Fu Chun Shin Machinery Manufacture Co. Ltd.	41,177	21,248
	Fu Hua Innovation Co. Ltd.	61,903	55,684
	Fulgent Sun International Holding Co. Ltd.	24,000	96,630
#	Fulltech Fiber Glass Corp.	76,398	35,680
	Fwusow Industry Co. Ltd.	38,110	23,110
	G Shank Enterprise Co. Ltd.	22,000	49,850
	Gallant Precision Machining Co. Ltd.	23,000	25,538
	Gamania Digital Entertainment Co. Ltd.	19,000	46,985
	Gemtek Technology Corp.	73,000	82,635
	General Interface Solution Holding Ltd.	46,000	91,970
	General Plastic Industrial Co. Ltd.	13,000	14,005
	Genmont Biotech, Inc.	14,000	10,486
	Genovate Biotechnology Co. Ltd.	12,000	9,572
	GeoVision, Inc.	10,000	13,888
	Giant Manufacturing Co. Ltd.	39,000	221,985
	Giantplus Technology Co. Ltd.	73,000	31,349
*	Gigasolar Materials Corp.	8,632	27,533
*	Gigastorage Corp.	46,000	24,702
	Global Brands Manufacture Ltd.	71,240	145,340
	Global Lighting Technologies, Inc.	17,000	26,790
	Global PMX Co. Ltd.	3,000	10,093
	Globaltek Fabrication Co. Ltd.	6,000	9,818
*	Globe Union Industrial Corp.	48,910	23,874
	Gloria Material Technology Corp.	78,000	118,424
	GMI Technology, Inc.	26,247	20,866
	Goldsun Building Materials Co. Ltd., Class C	156,520	148,415
	Good Will Instrument Co. Ltd.	16,000	21,381
	Gordon Auto Body Parts	46,000	45,195
	Gourmet Master Co. Ltd.	19,000	58,242
*	Grand Fortune Securities Co. Ltd.	45,139	18,677
	Great China Metal Industry	26,000	19,829
	Great Wall Enterprise Co. Ltd.	69,000	127,131
	Greatek Electronics, Inc.	48,000	90,741
	GTM Holdings Corp.	21,000	20,452
*	Hai Kwang Enterprise Corp.	16,800	10,814
*	HannsTouch Holdings Co.	125,713	36,999
	Harvatek Corp.	29,000	23,379
	Heran Co. Ltd.	5,000	18,061
	Hey Song Corp.	61,000	77,473
	Highlight Tech Corp.	8,000	13,069
	Highwealth Construction Corp.	163,000	206,157
	Hiroca Holdings Ltd.	12,000	14,939
	Hiyes International Co. Ltd.	5,500	16,524
	Hocheng Corp.	45,920	24,937
	Holy Stone Enterprise Co. Ltd.	23,100	69,338
	Hong Pu Real Estate Development Co. Ltd.	47,000	44,025
	Hong TAI Electric Industrial	39,000	33,715
	Hota Industrial Manufacturing Co. Ltd.	39,000	65,360
	Hotron Precision Electronic Industrial Co. Ltd.	11,129	12,085
	Hsin Kuang Steel Co. Ltd.	54,000	96,069
	HUA ENG Wire & Cable Co. Ltd.	75,000	49,013
	Huaku Development Co. Ltd.	42,000	127,611

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Huang Hsiang Construction Corp.	31,000	$42,615
	Huikwang Corp.	9,000	9,774
	Hung Ching Development & Construction Co. Ltd.	33,000	31,159
	Hung Sheng Construction Ltd.	88,352	56,120
	Huxen Corp.	7,000	11,570
	Hwa Fong Rubber Industrial Co. Ltd.	72,117	32,992
	Hwacom Systems, Inc.	18,000	10,883
*	IBF Financial Holdings Co. Ltd.	515,687	196,818
	Ichia Technologies, Inc.	56,000	60,616
*	Ideal Bike Corp.	36,000	11,231
	Info-Tek Corp.	11,000	17,193
	Innolux Corp.	1,576,890	820,110
	Inpaq Technology Co. Ltd.	17,000	41,088
	Integrated Service Technology, Inc.	8,000	27,644
	Iron Force Industrial Co. Ltd.	4,000	11,203
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	23,681
	ITEQ Corp.	34,000	90,017
	Jean Co. Ltd.	47,868	39,708
	Jetway Information Co. Ltd.	9,000	11,879
	Jia Wei Lifestyle, Inc.	7,000	13,493
	Jiin Yeeh Ding Enterprise Co. Ltd.	8,800	14,196
	Johnson Health Tech Co. Ltd.	8,000	16,561
	K Laser Technology, Inc.	43,000	33,788
	Kedge Construction Co. Ltd.	10,246	25,869
	KEE TAI Properties Co. Ltd.	81,000	39,781
	Kenda Rubber Industrial Co. Ltd.	103,111	98,240
	Kerry TJ Logistics Co. Ltd.	32,000	38,094
	Kindom Development Co. Ltd.	64,300	81,274
	King Chou Marine Technology Co. Ltd.	10,200	12,680
	King's Town Bank Co. Ltd.	148,000	192,578
*	King's Town Construction Co. Ltd.	27,000	26,817
	Kinko Optical Co. Ltd.	36,769	30,700
	Kinpo Electronics	221,000	108,655
	Kinsus Interconnect Technology Corp.	48,000	153,644
	KMC Kuei Meng International, Inc.	6,000	24,238
	KS Terminals, Inc.	14,000	30,480
*	Kung Sing Engineering Corp.	74,426	29,931
	Kuo Toong International Co. Ltd.	40,551	73,129
	Kwong Lung Enterprise Co. Ltd.	21,000	38,888
	Laster Tech Corp. Ltd.	9,745	15,091
*	Leader Electronics, Inc.	30,000	19,757
	Leadtrend Technology Corp.	7,211	19,306
*	Lealea Enterprise Co. Ltd.	159,120	50,989
	LEE CHI Enterprises Co. Ltd.	37,000	17,754
	Lelon Electronics Corp.	18,508	40,566
	Leo Systems, Inc.	10,000	10,740
*	Leofoo Development Co. Ltd.	17,000	9,602
*	Li Cheng Enterprise Co. Ltd.	14,000	8,769
*	Li Peng Enterprise Co. Ltd.	113,000	27,810
	Lingsen Precision Industries Ltd.	69,000	53,737
	Liton Technology Corp.	9,000	10,022
	Long Da Construction & Development Corp.	42,000	42,206
	Longchen Paper & Packaging Co. Ltd.	146,485	64,644
	Longwell Co.	33,000	67,884
	Lucky Cement Corp.	46,000	22,332
	Lumax International Corp. Ltd.	13,500	38,856
*	Lung Yen Life Service Corp.	30,000	37,043
	Macauto Industrial Co. Ltd.	8,000	17,970
	Machvision, Inc.	6,000	52,786

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Macroblock, Inc.	3,000	$9,664
	Macronix International Co. Ltd.	325,000	302,793
	Mayer Steel Pipe Corp.	27,000	28,359
*	Mercuries & Associates Holding Ltd.	76,680	30,331
*	Mercuries Life Insurance Co. Ltd.	605,661	93,233
	Merry Electronics Co. Ltd.	22,704	73,895
	Mildef Crete, Inc.	10,000	26,116
	MIN AIK Technology Co. Ltd.	44,000	28,137
	Mirle Automation Corp.	31,000	35,488
	MOSA Industrial Corp.	17,379	12,716
	Mosel Vitelic, Inc.	13,000	12,869
	Namchow Holdings Co. Ltd.	32,000	53,251
	Nan Liu Enterprise Co. Ltd.	4,000	9,223
	Nantex Industry Co. Ltd.	49,000	56,524
	New Best Wire Industrial Co. Ltd.	19,000	20,974
	Nexcom International Co. Ltd.	26,000	38,885
	Nichidenbo Corp.	25,000	45,130
	Niko Semiconductor Co. Ltd.	16,240	28,410
	O-Bank Co. Ltd.	224,375	67,436
*	Ocean Plastics Co. Ltd.	35,000	40,603
	OK Biotech Co. Ltd.	20,036	15,839
	Optimax Technology Corp.	35,000	37,026
	Oriental Union Chemical Corp.	95,000	56,022
	O-TA Precision Industry Co. Ltd.	8,000	22,661
	Pacific Hospital Supply Co. Ltd.	6,000	16,197
	Pan German Universal Motors Ltd.	4,000	37,552
	Pan Jit International, Inc.	43,000	84,701
	Pan-International Industrial Corp.	67,000	70,707
*	PChome Online, Inc.	25,000	35,725
	PCL Technologies, Inc.	9,000	20,872
	Pixart Imaging, Inc.	22,000	111,671
	Polytronics Technology Corp.	12,000	20,237
	Posiflex Technology, Inc.	8,000	30,052
	Pou Chen Corp.	407,000	409,722
	Powerchip Semiconductor Manufacturing Corp.	534,000	459,147
	Powertech Technology, Inc.	123,000	571,050
	Powertip Technology Corp.	40,000	20,517
	President Securities Corp.	166,453	100,090
	Primax Electronics Ltd.	69,000	144,645
	Prince Housing & Development Corp.	185,000	61,981
	Promate Electronic Co. Ltd.	29,000	55,324
	Prosperity Dielectrics Co. Ltd.	20,000	29,049
	QST International Corp.	10,886	21,333
	Qualipoly Chemical Corp.	18,900	22,616
	Quang Viet Enterprise Co. Ltd.	7,000	24,540
	Quintain Steel Co. Ltd.	62,532	30,589
*	Radium Life Tech Co. Ltd.	148,760	44,720
	Rechi Precision Co. Ltd.	59,000	41,633
*	Rich Development Co. Ltd.	133,000	39,909
*	Ritek Corp.	110,724	27,552
	Ruentex Development Co. Ltd.	247,000	281,363
	Sampo Corp.	58,800	53,516
	San Fang Chemical Industry Co. Ltd.	15,000	12,582
	San Far Property Ltd.	44,171	30,620
	Savior Lifetec Corp.	58,000	36,996
	Scan-D Corp.	6,000	8,036
	ScinoPharm Taiwan Ltd.	44,000	35,315
	Senao International Co. Ltd.	22,000	26,582
	Sesoda Corp.	49,000	50,515

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shan-Loong Transportation Co. Ltd.	28,000	$26,649
	Sharehope Medicine Co. Ltd.	11,575	11,980
	Sheng Yu Steel Co. Ltd.	16,000	14,357
	ShenMao Technology, Inc.	22,000	46,960
	Shih Her Technologies, Inc.	10,000	29,025
	Shih Wei Navigation Co. Ltd.	84,790	52,518
	Shihlin Electric & Engineering Corp.	35,000	135,544
*	Shin Kong Financial Holding Co. Ltd.	2,551,159	683,079
	Shin Zu Shing Co. Ltd.	29,000	138,219
	Shinfox Energy Co. Ltd.	11,000	38,493
*	Shining Building Business Co. Ltd.	102,444	33,672
	Shinkong Insurance Co. Ltd.	36,000	79,298
	Shinkong Synthetic Fibers Corp.	160,000	76,512
*	Shuttle, Inc.	85,000	46,308
	Sigurd Microelectronics Corp.	76,046	163,923
	Simplo Technology Co. Ltd.	29,000	375,292
	Sincere Navigation Corp.	62,830	45,972
	Sinon Corp.	64,000	78,831
	Sinphar Pharmaceutical Co. Ltd.	24,000	25,044
	Sinyi Realty, Inc.	46,000	42,595
	Siward Crystal Technology Co. Ltd.	33,000	35,045
	Solar Applied Materials Technology Corp.	75,000	94,187
	Solteam, Inc.	19,197	26,101
	Sonix Technology Co. Ltd.	16,000	27,178
	Southeast Cement Co. Ltd.	19,000	11,010
	Sports Gear Co. Ltd.	31,000	68,105
	St Shine Optical Co. Ltd.	10,000	61,225
	Standard Foods Corp.	81,000	96,855
	STL Technology Co. Ltd.	12,000	11,540
	Sun Race Sturmey-Archer, Inc.	15,000	14,929
	Sun Yad Construction Co. Ltd.	68,708	30,238
	Sunko INK Co. Ltd.	43,000	19,703
	Sunplus Technology Co. Ltd.	68,000	70,036
	Sunrex Technology Corp.	31,685	57,004
	Sunspring Metal Corp.	22,807	18,337
	Supreme Electronics Co. Ltd.	78,340	150,503
	Swancor Holding Co. Ltd.	10,000	31,280
	Sweeten Real Estate Development Co. Ltd.	45,334	40,196
	Symtek Automation Asia Co. Ltd.	7,000	23,069
	Syncmold Enterprise Corp.	13,000	31,842
	Systex Corp.	32,000	117,881
	TA Chen Stainless Pipe	307,916	364,124
	Ta Ya Electric Wire & Cable	128,952	143,467
*	Tai Tung Communication Co. Ltd.	18,689	14,611
	Taichung Commercial Bank Co. Ltd.	673,279	337,556
	TaiDoc Technology Corp.	8,000	40,830
	Taiflex Scientific Co. Ltd.	36,460	56,141
	Taimide Tech, Inc.	15,000	19,720
	Tainan Spinning Co. Ltd.	234,000	110,805
	Tai-Saw Technology Co. Ltd.	14,000	11,478
	TaiSol Electronics Co. Ltd.	10,000	20,272
	Taisun Enterprise Co. Ltd.	45,000	30,004
	Taita Chemical Co. Ltd.	52,132	27,775
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	36,013
	Taitien Electronics Co. Ltd.	12,000	12,140
	Taiwan Business Bank	1,229,041	523,764
	Taiwan Chinsan Electronic Industrial Co. Ltd.	12,730	14,736
	Taiwan Cogeneration Corp.	81,000	102,262
	Taiwan Fertilizer Co. Ltd.	119,000	258,405

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Fire & Marine Insurance Co. Ltd.	48,000	$39,949
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	60,386
*	Taiwan Glass Industry Corp.	213,000	122,350
	Taiwan Hon Chuan Enterprise Co. Ltd.	46,000	205,090
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	28,000	34,111
††	Taiwan Land Development Corp.	129,466	2,079
	Taiwan Line Tek Electronic	10,300	11,462
	Taiwan Navigation Co. Ltd.	52,000	53,739
	Taiwan Paiho Ltd.	65,000	111,026
	Taiwan PCB Techvest Co. Ltd.	48,000	63,019
	Taiwan Sanyo Electric Co. Ltd.	27,000	32,911
	Taiwan Styrene Monomer	85,000	38,910
	Taiwan Surface Mounting Technology Corp.	44,000	130,282
*	Taiwan TEA Corp.	77,000	49,935
	Taiyen Biotech Co. Ltd.	28,000	30,361
	TBI Motion Technology Co. Ltd.	12,000	12,217
	Test Research, Inc.	32,000	71,081
	Test Rite International Co. Ltd.	44,000	28,677
	Thermaltake Technology Co. Ltd.	13,000	17,748
	Thye Ming Industrial Co. Ltd.	20,000	42,041
*	Ting Sin Co. Ltd.	385	99
	Ton Yi Industrial Corp.	170,000	82,459
	Tong Hsing Electronic Industries Ltd.	37,460	171,739
	Tong Yang Industry Co. Ltd.	75,000	204,332
	Tong-Tai Machine & Tool Co. Ltd.	27,000	15,838
	Top Union Electronics Corp.	18,289	19,022
	Topco Technologies Corp.	8,999	20,011
	Topkey Corp.	12,000	69,838
	Topoint Technology Co. Ltd.	23,000	20,542
	Toung Loong Textile Manufacturing	27,540	19,606
	Transcend Information, Inc.	38,000	95,444
	Tsann Kuen Enterprise Co. Ltd.	14,032	17,470
	TSC Auto ID Technology Co. Ltd.	4,399	31,760
	TSRC Corp.	98,000	69,040
	TST Group Holding Ltd.	4,800	18,909
	Tung Ho Steel Enterprise Corp.	84,190	198,446
	Tung Ho Textile Co. Ltd.	29,000	16,166
	TURVO International Co. Ltd.	5,000	20,188
	TYC Brother Industrial Co. Ltd.	42,000	52,667
*	Tycoons Group Enterprise	58,332	21,032
*	Tyntek Corp.	44,000	26,152
	UDE Corp.	10,000	17,979
	U-Ming Marine Transport Corp.	84,000	128,305
	Unic Technology Corp.	29,000	20,934
	Union Bank of Taiwan	332,963	150,571
	Unitech Computer Co. Ltd.	20,000	21,496
	Unitech Printed Circuit Board Corp.	120,297	72,889
	United Orthopedic Corp.	10,000	31,021
	United Radiant Technology	21,000	12,252
	United Renewable Energy Co. Ltd.	166,000	68,519
*††	Unity Opto Technology Co. Ltd.	91,000	0
	Univacco Technology, Inc.	11,000	10,111
	Universal Cement Corp.	78,565	73,012
	UPC Technology Corp.	147,664	70,341
*	UPI Semiconductor Corp.	6,000	49,078
	USI Corp.	161,091	94,003
	Usun Technology Co. Ltd.	8,000	7,902
	U-Tech Media Corp.	33,000	18,563
	Utechzone Co. Ltd.	5,000	11,951

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ve Wong Corp.	16,000	$28,386
	Ventec International Group Co. Ltd., Class C	10,000	29,138
	Viking Tech Corp.	14,000	23,260
	Wafer Works Corp.	76,000	99,942
	Wah Hong Industrial Corp.	15,000	16,593
	Wah Lee Industrial Corp.	34,680	107,109
	Walsin Lihwa Corp.	514,000	580,351
	Walsin Technology Corp.	57,000	195,386
	Walton Advanced Engineering, Inc.	67,000	33,747
	Wan Hai Lines Ltd.	124,000	193,601
	WEI Chih Steel Industrial Co. Ltd.	31,000	23,889
	Wei Chuan Foods Corp.	51,000	30,354
	Weikeng Industrial Co. Ltd.	71,661	70,010
	Well Shin Technology Co. Ltd.	18,000	29,373
	WELLELL, Inc.	14,000	12,305
	Wha Yu Industrial Co. Ltd.	18,000	9,877
	Winbond Electronics Corp.	599,533	521,123
	Winstek Semiconductor Co. Ltd.	9,000	35,004
	Wisdom Marine Lines Co. Ltd.	86,000	141,236
	WPG Holdings Ltd.	280,000	779,493
	WT Microelectronics Co. Ltd.	7,949	39,931
*	XAC Automation Corp.	19,000	14,471
	Ya Horng Electronic Co. Ltd.	9,000	17,668
	Yageo Corp.	1	18
	YC INOX Co. Ltd.	73,396	61,008
	YCC Parts Manufacturing Co. Ltd.	9,000	17,326
	Yea Shin International Development Co. Ltd.	37,502	40,896
	Yem Chio Co. Ltd.	92,350	49,842
*	Yeong Guan Energy Technology Group Co. Ltd.	18,766	30,205
	YFC-Boneagle Electric Co. Ltd.	15,639	12,486
	YFY, Inc.	234,000	223,878
	Yieh Phui Enterprise Co. Ltd.	144,300	70,897
	Yonyu Plastics Co. Ltd.	9,000	8,920
	Youngtek Electronics Corp.	24,000	49,621
	Yuanta Futures Co. Ltd.	11,280	21,823
	Yulon Motor Co. Ltd.	99,264	219,504
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,033
	YungShin Global Holding Corp.	29,000	42,901
	Zeng Hsing Industrial Co. Ltd.	9,669	31,189
	Zenitron Corp.	27,000	28,743
	Zhen Ding Technology Holding Ltd.	119,000	383,102
	Zig Sheng Industrial Co. Ltd.	111,000	35,812
*	Zinwell Corp.	64,000	43,146
	Zippy Technology Corp.	9,000	13,692
	Zyxel Group Corp.	57,488	87,324
TOTAL TAIWAN			35,836,746
THAILAND — (0.5%)
	AAPICO Hitech PCL	39,160	32,286
*	Absolute Clean Energy PCL	272,800	11,842
	Advanced Information Technology PCL, Class F	168,000	17,237
*	AJ Plast PCL	46,500	8,519
	Allianz Ayudhya Capital PCL	11,000	10,387
	Amata Corp. PCL	86,800	52,113
	AP Thailand PCL	427,100	128,813
	Asia Plus Group Holdings PCL	364,300	28,752
	Asian Insulators PCL	77,450	9,606
	Bangchak Corp. PCL	194,900	230,732
	Bangchak Sriracha PCL	40,300	9,826

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bangkok Insurance PCL	16,100	$139,319
*	Bangkok Land PCL	1,401,600	28,445
	Bangkok Life Assurance PCL, NVDR	47,400	25,519
*	Bangkok Ranch PCL	119,400	8,750
	Banpu PCL	1,132,232	197,867
	BEC World PCL	128,200	16,767
*	Better World Green PCL	1,033,000	14,850
	BG Container Glass PCL	69,400	14,769
	Cal-Comp Electronics Thailand PCL, Class F	746,044	56,357
	CIMB Thai Bank PCL	1,716,700	29,033
*	Country Group Development PCL	992,900	9,795
	Dhipaya Group Holdings PCL	79,000	66,246
	Eastern Polymer Group PCL, Class F	65,513	14,034
	Frasers Property Thailand PCL	48,300	20,421
	GFPT PCL	144,700	46,497
	Global Green Chemicals PCL, Class F	86,200	21,017
*	Green Tech Ventures PCL, Class F	14,200	72
	Gunkul Engineering PCL	440,800	38,020
	Haad Thip PCL	40,400	18,106
	Hana Microelectronics PCL	22,600	30,418
	Index Livingmall PCL	19,700	12,327
	Interlink Communication PCL	48,000	10,215
	IRPC PCL	865,100	47,550
*	Italian-Thai Development PCL	1,107,100	23,092
#	Jaymart Group Holdings PCL	38,500	15,627
	KGI Securities Thailand PCL	250,300	32,595
#	Khon Kaen Sugar Industry PCL	362,960	25,577
	Kiatnakin Phatra Bank PCL	38,600	53,041
	Lalin Property PCL	107,600	23,960
	Lam Soon Thailand PCL	56,200	8,000
	Lanna Resources PCL	70,000	29,399
	LH Financial Group PCL	450,900	12,709
*	Loxley PCL	479,200	18,775
	LPN Development PCL	298,200	31,604
	Major Cineplex Group PCL	52,400	20,678
	MBK PCL	170,805	77,031
	Northeast Rubber PCL	180,000	27,651
	Origin Property PCL, Class F	149,500	34,344
	Polyplex Thailand PCL	85,200	24,976
#	Precious Shipping PCL	79,700	17,073
	Prima Marine PCL	195,700	32,821
	Property Perfect PCL	2,489,056	19,644
	Pruksa Holding PCL	88,800	30,286
	PTG Energy PCL	74,000	17,938
	Quality Houses PCL	1,508,200	94,375
*	Raimon Land PCL	515,800	5,961
	Regional Container Lines PCL	52,500	37,365
	Rojana Industrial Park PCL	220,300	36,326
*	S Hotels & Resorts PCL	367,900	24,888
	Sansiri PCL	2,197,100	110,854
	SC Asset Corp. PCL	339,100	31,160
	SCG Ceramics PCL	308,500	8,609
*	SEN X PCL	755,800	11,930
	Sena Development PCL	196,116	12,935
	Siam City Cement PCL	18,700	70,894
	Siamgas & Petrochemicals PCL	83,800	18,896
	Singer Thailand PCL	70,800	19,358
	SNC Former PCL	53,600	13,069
	Somboon Advance Technology PCL	57,400	29,446

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	SPCG PCL	112,000	$38,515
	Sri Trang Agro-Industry PCL	152,900	74,559
	Sri Trang Gloves Thailand PCL	111,100	22,547
	Srithai Superware PCL	235,400	7,896
	Star Petroleum Refining PCL	286,000	67,716
	Supalai PCL	252,825	140,389
*	Super Energy Corp. PCL	1,783,100	21,109
	Susco PCL	189,100	24,412
	Syntec Construction PCL	380,800	18,140
	Tata Steel Thailand PCL	749,600	16,903
	Thai Union Group PCL, Class F	409,300	175,361
	Thaicom PCL	123,400	41,043
	Thaifoods Group PCL, Class F	153,700	15,683
	Thaire Life Assurance PCL, Class F	162,565	8,431
	Thanachart Capital PCL	68,400	97,845
	Thoresen Thai Agencies PCL	282,500	49,369
	Tipco Asphalt PCL	92,300	41,887
	Tisco Financial Group PCL	22,600	63,065
	TKS Technologies PCL	46,640	8,940
	TPI Polene PCL	1,534,100	60,538
	TPI Polene Power PCL	422,400	40,005
	Univanich Palm Oil PCL	46,900	11,699
	Vanachai Group PCL	89,800	9,062
	Workpoint Entertainment PCL	20,800	6,039
*	Xspring Capital PCL	1,132,200	34,147
TOTAL THAILAND			3,604,694
TURKEY — (0.3%)
	Akcansa Cimento AS	2,596	14,611
	Aksa Akrilik Kimya Sanayii AS	4,164	12,782
*	Albaraka Turk Katilim Bankasi AS	310,912	43,385
*	Alcatel-Lucent Teletas Telekomunikasyon AS	2,850	9,911
*	Anadolu Anonim Turk Sigorta Sirketi	35,224	82,671
	Anadolu Efes Biracilik Ve Malt Sanayii AS	7,683	35,641
	Anadolu Hayat Emeklilik AS	11,468	16,095
	Aygaz AS	6,107	29,634
	Bagfas Bandirma Gubre Fabrikalari AS	9,856	8,851
	Bera Holding AS	140,066	60,169
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	7,519	151,323
	Bursa Cimento Fabrikasi AS	156,049	40,938
	Cemtas Celik Makina Sanayi Ve Ticaret AS	69,120	26,304
	Cimsa Cimento Sanayi VE Ticaret AS	114,373	124,219
	Deva Holding AS	3,409	9,427
	Dogus Otomotiv Servis ve Ticaret AS	9,856	88,488
	Esenboga Elektrik Uretim AS	14,153	8,728
	Global Yatirim Holding AS	75,066	28,118
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	57,030	14,282
	Info Yatirim AS	20,410	9,741
	Is Yatirim Menkul Degerler AS, Class A	81,460	92,712
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	74,149	53,808
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	14,707	10,501
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	170,857	150,520
	Kordsa Teknik Tekstil AS	15,368	42,043
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	327,130	99,639
*	Petkim Petrokimya Holding AS	173,171	123,744
*	Reysas Tasimacilik ve Lojistik Ticaret AS	20,416	20,955
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	9,898	9,935
	Sekerbank Turk AS	191,261	30,569
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	12,592	25,280

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	TAV Havalimanlari Holding AS	41,365	$188,073
	Tekfen Holding AS	12,587	17,303
*	Tukas Gida Sanayi ve Ticaret AS	50,606	13,964
	Turkiye Sigorta AS	34,619	54,717
*	Ulker Biskuvi Sanayi AS	4,899	15,073
	Vestel Beyaz Esya Sanayi ve Ticaret AS	23,287	13,338
*	Vestel Elektronik Sanayi ve Ticaret AS	13,751	27,804
*	Zorlu Enerji Elektrik Uretim AS	195,804	30,053
TOTAL TURKEY			1,835,349
UNITED ARAB EMIRATES — (0.6%)
	Abu Dhabi National Hotels	9,620	2,285
	Agthia Group PJSC	37,806	52,380
*	Ajman Bank PJSC	36,368	20,299
	Amanat Holdings PJSC	220,573	70,844
	Aramex PJSC	36,730	21,077
	Dana Gas PJSC	948,533	190,612
*	Deyaar Development PJSC	379,056	72,948
	Dubai Investments PJSC	448,790	288,995
	Dubai Islamic Bank PJSC	351,952	605,615
	Emaar Development PJSC	122,303	231,437
	Emaar Properties PJSC	1,185,965	2,397,869
*	EMSTEEL Building Materials PJSC	272,993	103,173
*	Islamic Arab Insurance Co.	63,649	9,022
*	Manazel PJSC	339,566	31,789
*	RAK Properties PJSC	232,895	83,066
	Ras Al Khaimah Ceramics	90,792	66,742
*	Union Properties PJSC	502,430	37,562
TOTAL UNITED ARAB EMIRATES			4,285,715
UNITED KINGDOM — (10.0%)
*	Accesso Technology Group PLC	12,899	89,549
	Advanced Medical Solutions Group PLC	40,746	108,575
	AG Barr PLC	25,691	184,591
Ω	Airtel Africa PLC	237,820	337,749
	Alliance Pharma PLC	106,348	50,401
*	Ascential PLC	122,980	473,689
	Ashmore Group PLC	127,046	340,071
	Atalaya Mining PLC	4,986	21,892
*	Auction Technology Group PLC	26,036	179,751
	Avon Rubber PLC	8,698	102,676
Ω	Bakkavor Group PLC	66,402	80,007
	Balfour Beatty PLC	184,807	777,133
	Bank of Georgia Group PLC	13,268	636,487
	Barratt Developments PLC	329,588	2,246,251
	Beazley PLC	157,760	1,085,951
#	Begbies Traynor Group PLC	30,790	42,692
	Bellway PLC	39,964	1,392,431
	Berkeley Group Holdings PLC	10,130	613,404
	Bloomsbury Publishing PLC	27,628	164,554
	Bodycote PLC	52,083	419,951
#*	boohoo Group PLC	179,212	82,395
	Braemar PLC	4,667	16,634
	Breedon Group PLC	89,848	411,548
	Brooks Macdonald Group PLC	4,090	95,242
	C&C Group PLC	98,194	190,603
*	Capita PLC	445,443	107,124
	Capital Ltd.	44,660	48,488

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Card Factory PLC	91,534	$107,972
	Carr's Group PLC	21,628	34,854
	Castings PLC	4,281	19,561
	Centamin PLC	593,743	723,312
	Centaur Media PLC	16,082	7,647
	Central Asia Metals PLC	51,038	107,085
	Centrica PLC	1,480,134	2,590,307
	Chemring Group PLC	87,945	390,811
	Chesnara PLC	46,343	154,237
	Clarkson PLC	624	28,093
	Close Brothers Group PLC	62,484	429,488
Ω	CMC Markets PLC	23,524	40,473
	Coats Group PLC	209,062	189,954
	Costain Group PLC	71,049	61,149
	Cranswick PLC	13,856	706,251
	Crest Nicholson Holdings PLC	79,259	209,414
	Currys PLC	765,195	478,428
	DCC PLC	28,298	2,057,245
*Ω	Deliveroo PLC	120,696	179,213
	DFS Furniture PLC	52,954	77,593
*	Dialight PLC	7,087	14,853
*	Direct Line Insurance Group PLC	408,809	872,379
	DiscoverIE Group PLC	24,510	241,975
	Dowlais Group PLC	341,366	389,947
	Dr Martens PLC	29,054	32,713
	Drax Group PLC	112,465	724,370
	DS Smith PLC	416,595	1,485,408
*	easyJet PLC	72,083	504,656
*	Elementis PLC	210,157	376,640
*	EnQuest PLC	552,933	90,247
	Entain PLC	17,331	211,098
	Epwin Group PLC	23,438	23,201
*	Esken Ltd.	133,685	1,368
	Essentra PLC	164,507	360,409
	Fintel PLC	1,018	3,239
	Firstgroup PLC	245,111	516,064
	Flowtech Fluidpower PLC	7,489	7,989
Ω	Forterra PLC	51,393	107,328
	Foxtons Group PLC	71,351	49,858
	Fresnillo PLC	30,462	203,750
*	Frontier Developments PLC	5,075	9,233
	Fuller Smith & Turner PLC, Class A	10,576	85,665
*	Fund Technologies PLC	4,362	69,312
	Future PLC	10,372	92,945
	Galliford Try Holdings PLC	32,360	101,301
	GB Group PLC	59,759	212,773
	Genel Energy PLC	57,678	52,867
	Genuit Group PLC	73,199	391,460
*	Georgia Capital PLC	13,296	188,831
	Goodwin PLC	372	25,772
	Grafton Group PLC	68,236	838,574
	Grainger PLC	222,491	738,867
*	Greencore Group PLC	148,586	191,751
*	Griffin Mining Ltd.	5,698	7,033
	Gulf Keystone Petroleum Ltd.	67,566	89,591
	Gulf Marine Services PLC	55,013	11,218
*Ω	Gym Group PLC	57,218	77,094
	H&T Group PLC	15,070	70,992
	Halfords Group PLC	78,561	177,675

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Harbour Energy PLC	63,031	$221,530
	Hargreaves Services PLC	7,040	42,313
	Harworth Group PLC	19,938	33,712
	Headlam Group PLC	9,669	25,246
	Helical PLC	40,177	103,999
	Henry Boot PLC	29,243	70,071
	Hikma Pharmaceuticals PLC	36,135	881,588
	Hill & Smith PLC	7,677	181,719
	Hilton Food Group PLC	22,294	221,214
	Hiscox Ltd.	87,828	1,152,711
*	Hochschild Mining PLC	102,345	134,556
Ω	HSS Hire Group PLC	77,600	9,803
	Hunting PLC	47,233	196,148
Ω	Ibstock PLC	92,007	178,069
	Inchcape PLC	94,027	809,643
*	International Distributions Services PLC	275,950	964,831
	Investec PLC	200,205	1,303,438
	iomart Group PLC	26,534	49,495
*	IQE PLC	84,760	21,363
	ITV PLC	978,292	741,017
	J Sainsbury PLC	531,830	1,815,753
*	James Fisher & Sons PLC	12,277	52,671
	JET2 PLC	2,505	42,201
*	John Wood Group PLC	194,974	386,544
	Johnson Matthey PLC	46,446	954,742
	Johnson Service Group PLC	123,460	228,896
	Jupiter Fund Management PLC	120,501	120,624
*Ω	Just Eat Takeaway.com NV	9,105	137,135
	Just Group PLC	337,292	363,438
	Keller Group PLC	38,494	426,393
*	Kier Group PLC	98,066	158,832
	Kingfisher PLC	587,635	1,633,816
	Knights Group Holdings PLC	8,419	13,857
	Lancashire Holdings Ltd.	70,702	543,248
	Learning Technologies Group PLC	104,180	106,260
	Liontrust Asset Management PLC	1,500	11,840
	London Investment Group PLC	9,126	41,315
	Macfarlane Group PLC	49,928	79,911
	Man Group PLC	347,581	1,039,185
	Marks & Spencer Group PLC	624,291	1,950,470
	Marshalls PLC	33,270	118,058
*	Marston's PLC	205,618	81,863
	Mears Group PLC	36,167	157,286
#*	Metro Bank Holdings PLC	33,672	15,252
*	Mitchells & Butlers PLC	177,157	581,664
	MJ Gleeson PLC	13,829	82,103
	Mobico Group PLC	143,878	155,693
	Mondi PLC	119,950	2,149,459
	Morgan Advanced Materials PLC	66,129	226,478
	Morgan Sindall Group PLC	12,404	354,730
	MP Evans Group PLC	11,582	111,460
*	N Brown Group PLC	6,931	1,563
	NCC Group PLC	80,607	123,553
*Ω	Network International Holdings PLC	27,205	133,413
*	Nexxen International Ltd.	14,291	37,089
*	Nexxen International Ltd., ADR	2,814	14,126
	Norcros PLC	25,348	60,875
*Ω	On the Beach Group PLC	12,243	23,097
	OSB Group PLC	119,548	680,261

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Oxford Biomedica PLC	4,168	$9,595
	Pan African Resources PLC	316,007	71,992
	Pearson PLC, Sponsored ADR	18,663	228,062
*	Pendragon PLC	430,878	198,044
	Persimmon PLC	88,805	1,635,620
*	Petra Diamonds Ltd.	40,127	27,340
#*	Petrofac Ltd.	17,866	6,918
	Pets at Home Group PLC	141,097	499,712
	Pharos Energy PLC	110,849	30,109
*	Playtech PLC	74,007	415,299
	Plus500 Ltd.	20,231	457,562
	Porvair PLC	8,409	70,250
	PPHE Hotel Group Ltd.	3,492	54,450
	Premier Foods PLC	232,062	416,121
	PZ Cussons PLC	70,319	118,708
	QinetiQ Group PLC	155,098	700,457
*	Rank Group PLC	84,921	75,475
	Reach PLC	145,391	113,413
	Redde Northgate PLC	97,817	439,207
	Redrow PLC	126,845	963,586
*	Renewi PLC	14,885	110,530
	Ricardo PLC	21,801	117,754
	Robert Walters PLC	12,250	67,826
*	Rockhopper Exploration PLC	89,812	12,619
	RWS Holdings PLC	69,334	209,476
*	S4 Capital PLC	85,166	47,488
Ω	Sabre Insurance Group PLC	57,957	113,251
*	Saga PLC	39,106	67,603
*	Savannah Energy PLC	281,630	93,689
	Savills PLC	42,347	540,922
	Secure Trust Bank PLC	2,297	20,278
	Senior PLC	125,663	251,585
	Serco Group PLC	305,215	666,022
	Serica Energy PLC	59,022	157,752
	Severfield PLC	112,139	84,603
*	SIG PLC	116,537	48,350
*	Sigmaroc PLC	60,287	49,760
	Smart Metering Systems PLC	37,511	452,376
	Speedy Hire PLC	194,876	69,636
Ω	Spire Healthcare Group PLC	96,087	287,969
*††	Studio Retail Group PLC	11,240	0
*	Synthomer PLC	3,878	7,744
	Tate & Lyle PLC	81,859	645,937
	Taylor Wimpey PLC	1,159,672	2,165,098
	TBC Bank Group PLC	12,399	457,342
	TClarke PLC	8,710	14,224
*	THG PLC	256,493	213,879
Ω	TI Fluid Systems PLC	94,853	172,010
	TP ICAP Group PLC	270,968	641,994
	Travis Perkins PLC	99,564	993,108
	TT Electronics PLC	58,622	108,198
	Tyman PLC	66,693	258,378
	Vanquis Banking Group PLC	80,047	119,756
	Vertu Motors PLC	110,788	92,539
	Vesuvius PLC	74,859	450,733
	Virgin Money U.K. PLC	365,997	722,871
	Vistry Group PLC	116,502	1,473,669
	Volex PLC	3,494	13,998
	Vp PLC	3,924	29,695

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Watches of Switzerland Group PLC	10,884	$51,258
	Watkin Jones PLC	23,988	15,067
	Wickes Group PLC	80,468	159,661
*	Xaar PLC	20,729	25,806
	Young & Co.'s Brewery PLC	3,177	30,045
#	Young & Co.'s Brewery PLC, Class A	7,717	100,350
	Zotefoams PLC	12,016	57,923
TOTAL UNITED KINGDOM			70,123,684
UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	11,533	72,154
	Diversified Energy Co. PLC	9,854	113,652
*Ω	HUUUGE, Inc.	1,530	10,868
	Newmont Corp.	4,722	162,820
TOTAL UNITED STATES			359,494
TOTAL COMMON STOCKS			689,116,133
PREFERRED STOCKS — (0.3%)
BRAZIL — (0.2%)
*	Alpargatas SA	38,880	67,332
	Banco ABC Brasil SA, 6.526%	26,467	127,410
Ω	Banco BMG SA, 11.212%	30,400	20,555
	Banco do Estado do Rio Grande do Sul SA Class B, 6.219%	52,100	155,110
	Banco Pan SA, 2.737%	51,165	81,172
	Cia de Ferro Ligas da Bahia FERBASA, 9.009%	31,600	65,950
	Eucatex SA Industria e Comercio, 5.720%	14,000	45,777
	Gerdau SA, 7.607%	61,091	259,437
	Grazziotin SA, 10.699%	1,681	8,571
	Marcopolo SA, 4.150%	110,973	179,191
	Raizen SA, 6.959%	134,076	103,647
	Randon SA Implementos e Participacoes, 4.972%	39,954	94,353
	Taurus Armas SA, 9.746%	7,600	21,967
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.577%	105,000	194,766
TOTAL BRAZIL			1,425,238
GERMANY — (0.1%)
	Draegerwerk AG & Co. KGaA, 0.401%	2,246	115,447
	Einhell Germany AG, 1.871%	206	34,621
	Jungheinrich AG, 2.184%	12,569	423,065
	Sixt SE, 9.669%	4,534	310,511
	STO SE & Co. KGaA, 3.439%	754	119,113
	Villeroy & Boch AG, 6.667%	889	17,293
TOTAL GERMANY			1,020,050
INDIA — (0.0%)
*	Sundaram Clayton Ltd.	136	17
*	TVS Holdings Ltd.	136,880	17,560
TOTAL INDIA			17,577
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	22,520	13,617
TOTAL PREFERRED STOCKS			2,476,482

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	PointsBet Holdings Ltd. Warrants 07/08/2024	370	$0
AUSTRIA — (0.0%)
*	Strabag SE Rights	3,720	0
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 02/02/2024	879	865
*	Empreendimentos Pague Menos SA Rights 02/28/2024	4,290	208
*	Grupo Casas Bahia SA Warrants 09/19/2024	18,435	75
TOTAL BRAZIL			1,148
ITALY — (0.0%)
*	Webuild SpA Warrants 08/02/2030	2,670	0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	196,236	0
SOUTH KOREA — (0.0%)
*	LG Display Co. Ltd. Rights 03/07/2024	13,277	15,717
*	Taihan Electric Wire Co. Ltd. Rights 03/12/2024	3,481	4,095
TOTAL SOUTH KOREA			19,812
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/02/2024	3,269	1,498
TAIWAN — (0.0%)
*	Bank of Kaohsiung Co. Ltd. Rights 02/23/2024	48,054	1,919
*	G Shank Enterprise Co. Ltd. Rights	1,297	534
*	Radium Life Tech Co. Ltd. Rights	9,508	216
TOTAL TAIWAN			2,669
THAILAND — (0.0%)
*	Better World Green PCL Warrants	172,166	0
TOTAL RIGHTS/WARRANTS			25,127
TOTAL INVESTMENT SECURITIES (Cost $634,817,935)			691,617,742

			Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	1,130,866	13,081,856
TOTAL INVESTMENTS — (100.0%)
(Cost $647,899,605)^^			$704,699,598
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$35,487,553	$5,886	$35,493,439
Austria	—	3,888,063	—	3,888,063
Belgium	$941,303	6,869,972	—	7,811,275

World ex U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Brazil	$8,962,499	$345,075	—	$9,307,574
Canada	52,949,672	7,325	—	52,956,997
Chile	—	780,132	—	780,132
China	535,324	33,052,778	$35,535	33,623,637
Colombia	145,734	—	—	145,734
Denmark	—	14,798,865	—	14,798,865
Finland	—	12,353,354	—	12,353,354
France	—	29,652,846	—	29,652,846
Germany	—	32,059,308	—	32,059,308
Greece	—	924,589	—	924,589
Hong Kong	—	8,226,072	8,642	8,234,714
Hungary	—	284,590	—	284,590
India	86,904	47,465,264	132,831	47,684,999
Indonesia	—	3,667,725	6,752	3,674,477
Ireland	—	5,323,054	—	5,323,054
Israel	131,116	4,558,136	—	4,689,252
Italy	—	20,716,102	—	20,716,102
Japan	—	116,271,821	—	116,271,821
Kuwait	1,024,378	204,881	—	1,229,259
Malaysia	—	3,652,506	—	3,652,506
Mexico	5,385,569	44,984	—	5,430,553
Netherlands	685,150	14,542,567	—	15,227,717
New Zealand	—	1,479,954	—	1,479,954
Norway	—	4,324,862	—	4,324,862
Philippines	—	1,157,169	15,530	1,172,699
Poland	—	2,076,999	—	2,076,999
Portugal	—	2,142,762	—	2,142,762
Qatar	—	1,695,141	—	1,695,141
Saudi Arabia	46,845	7,838,839	—	7,885,684
Singapore	—	4,973,740	—	4,973,740
South Africa	640,016	4,533,893	—	5,173,909
South Korea	—	23,767,872	99,881	23,867,753
Spain	—	9,398,692	—	9,398,692
Sweden	10,522	13,418,380	—	13,428,902
Switzerland	—	29,234,497	—	29,234,497
Taiwan	—	35,834,667	2,079	35,836,746
Thailand	3,462,787	141,907	—	3,604,694
Turkey	—	1,835,349	—	1,835,349
United Arab Emirates	—	4,285,715	—	4,285,715
United Kingdom	2,391,647	67,732,037	—	70,123,684
United States	162,820	196,674	—	359,494
Preferred Stocks
Brazil	1,404,683	20,555	—	1,425,238
Germany	—	1,020,050	—	1,020,050
India	—	17,577	—	17,577
Philippines	—	13,617	—	13,617
Rights/Warrants
Brazil	—	1,148	—	1,148
South Korea	—	19,812	—	19,812
Spain	—	1,498	—	1,498
Taiwan	—	2,669	—	2,669
Securities Lending Collateral	—	13,081,856	—	13,081,856
TOTAL	$78,966,969	$625,425,493	$307,136^	$704,699,598

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.4%)
AUSTRALIA — (4.4%)
#	A2B Australia Ltd.	33,712	$31,589
	Accent Group Ltd.	105,492	138,595
#	Adairs Ltd.	91,460	101,252
*	Adbri Ltd.	147,407	293,208
	AGL Energy Ltd.	75,561	426,764
	AIC Mines Ltd.	46,341	9,096
*	Ainsworth Game Technology Ltd.	68,629	60,949
*	Alkane Resources Ltd.	109,258	40,700
*	Alliance Aviation Services Ltd.	11,891	26,038
	ALS Ltd.	98,964	813,091
	Altium Ltd.	19,621	630,341
*	Alumina Ltd.	575,444	432,914
#*	AMA Group Ltd.	233,082	10,785
	AMP Ltd.	909,119	551,353
	Ampol Ltd.	60,493	1,430,809
	Ansell Ltd.	43,596	685,670
	ANZ Group Holdings Ltd.	178,064	3,141,829
	APA Group	106,625	589,753
#*	Appen Ltd.	33,596	7,052
#*	Arafura Rare Earths Ltd.	224,552	18,880
	ARB Corp. Ltd.	20,172	440,967
*	Arcadium Lithium PLC, CDI	81,834	417,686
	Aristocrat Leisure Ltd.	64,991	1,873,730
#	ARN Media Ltd.	85,589	55,862
	ASX Ltd.	7,826	334,580
	Atlas Arteria Ltd.	183,215	645,906
	AUB Group Ltd.	14,868	295,875
*	Audinate Group Ltd.	1,988	21,402
#*	Aurelia Metals Ltd.	505,007	37,861
	Aurizon Holdings Ltd.	569,740	1,404,427
#*	Aussie Broadband Ltd.	42,477	106,346
	Austal Ltd.	104,574	138,731
*	Australian Agricultural Co. Ltd.	61,076	58,332
#	Australian Clinical Labs Ltd.	43,603	85,535
	Australian Ethical Investment Ltd.	14,594	51,362
#	Australian Finance Group Ltd.	60,542	64,047
#*	Australian Strategic Materials Ltd.	22,694	15,422
	Auswide Bank Ltd.	13,570	45,902
#	Baby Bunting Group Ltd.	37,265	38,540
	Bank of Queensland Ltd.	237,530	932,533
	Bapcor Ltd.	173,441	634,882
	Base Resources Ltd.	56,903	5,953
	Beach Energy Ltd.	858,441	921,224
#	Beacon Lighting Group Ltd.	19,794	30,769
	Bega Cheese Ltd.	93,777	228,543
	Bell Financial Group Ltd.	34,059	29,234
#*	Bellevue Gold Ltd.	143,303	123,960
	Bendigo & Adelaide Bank Ltd.	146,089	933,353
#	BHP Group Ltd., Sponsored ADR	100,755	6,168,221
	BHP Group Ltd., Class DI	459,448	14,060,289
	BlueScope Steel Ltd.	117,210	1,789,598
*	Boral Ltd.	51,001	175,771
*	Boss Energy Ltd.	40,477	146,462
	Brambles Ltd.	183,950	1,753,920
#*	Bravura Solutions Ltd.	90,884	48,776

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Breville Group Ltd.	24,347	$430,281
	Brickworks Ltd.	27,903	532,615
#*††	BWX Ltd.	35,547	875
	Capitol Health Ltd.	181,140	30,197
	Capral Ltd.	2,009	13,031
*	Capricorn Metals Ltd.	95,226	283,903
	CAR Group Ltd.	16,786	360,417
*	Carnarvon Energy Ltd.	446,549	58,608
	Cash Converters International Ltd.	89,181	13,180
#*	Catapult Group International Ltd.	9,894	8,353
	Cedar Woods Properties Ltd.	24,019	76,170
*	Cettire Ltd.	84,357	171,568
	Challenger Ltd.	174,134	738,708
	Champion Iron Ltd.	135,240	741,931
	Cleanaway Waste Management Ltd.	515,246	872,275
#	Clinuvel Pharmaceuticals Ltd.	10,002	102,321
#	Clover Corp. Ltd.	24,457	12,927
#	Coast Entertainment Holdings Ltd.	111,234	33,743
	Cobram Estate Olives Ltd.	18,179	19,466
	Cochlear Ltd.	6,167	1,223,835
	Codan Ltd.	54,165	286,305
#*	Cogstate Ltd.	19,223	15,771
	Coles Group Ltd.	149,699	1,553,482
	Collins Foods Ltd.	58,022	454,887
*	Comet Ridge Ltd.	122,027	16,294
	Commonwealth Bank of Australia	87,813	6,696,127
	Computershare Ltd.	64,791	1,073,149
*	Cooper Energy Ltd.	972,655	82,422
#*	Core Lithium Ltd.	21,769	2,734
	Corporate Travel Management Ltd.	27,215	360,003
	Costa Group Holdings Ltd.	139,627	290,507
	Credit Corp. Group Ltd.	17,125	190,382
	CSL Ltd.	9,922	1,948,458
	CSR Ltd.	273,453	1,231,350
	Data#3 Ltd.	49,879	317,210
*	De Grey Mining Ltd.	108,660	86,470
*	Deep Yellow Ltd.	44,504	42,031
	Deterra Royalties Ltd.	118,952	428,399
	Dicker Data Ltd.	23,775	174,908
	Domain Holdings Australia Ltd.	58,415	126,757
	Domino's Pizza Enterprises Ltd.	15,947	410,180
	Downer EDI Ltd.	261,963	713,443
	DUG Technology Ltd.	8,625	11,435
	Eagers Automotive Ltd.	54,845	505,722
	Elanor Investor Group	19,470	16,763
	Elders Ltd.	55,628	324,969
#	Emeco Holdings Ltd.	132,785	54,614
*	Emerald Resources NL	101,492	220,595
#*	EML Payments Ltd.	108,345	62,744
	Endeavour Group Ltd.	222,129	812,933
	Enero Group Ltd.	5,876	6,399
	EQT Holdings Ltd.	5,364	96,666
	Euroz Hartleys Group Ltd.	18,894	10,886
	Evolution Mining Ltd.	532,981	1,116,459
	EVT Ltd.	37,708	307,612
#*††	Firefinch Ltd.	50,216	1,235
*	FleetPartners Group Ltd.	109,242	218,142
	Fleetwood Ltd.	28,254	32,119
#	Flight Centre Travel Group Ltd.	46,025	635,876

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Fortescue Ltd.	184,597	$3,567,660
#*	Frontier Digital Ventures Ltd.	12,847	3,940
	G8 Education Ltd.	397,771	275,391
*	Genesis Minerals Ltd.	90,068	95,479
#*	Genex Power Ltd.	40,897	4,696
	Gold Road Resources Ltd.	232,753	229,971
	GR Engineering Services Ltd.	22,717	35,635
	GrainCorp Ltd., Class A	78,158	410,634
	Grange Resources Ltd.	238,429	73,575
	GUD Holdings Ltd.	36,319	288,285
	GWA Group Ltd.	84,830	126,232
	Hansen Technologies Ltd.	40,822	137,139
	Harvey Norman Holdings Ltd.	196,074	563,479
*	Healius Ltd.	380,392	342,220
	Helia Group Ltd.	140,658	452,299
#	Helloworld Travel Ltd.	3,137	4,989
*	Hillgrove Resources Ltd.	223,631	10,950
*	Hot Chili Ltd.	25,993	17,439
	HUB24 Ltd.	8,374	202,373
#	Humm Group Ltd.	169,011	74,051
#	IDP Education Ltd.	32,070	410,681
	IGO Ltd.	102,971	500,564
	Iluka Resources Ltd.	128,649	600,866
	Imdex Ltd.	163,577	180,480
#*	Immutep Ltd., Sponsored ADR	3,965	8,604
#*	Imugene Ltd.	375,226	24,295
	Incitec Pivot Ltd.	573,881	1,002,214
	Infomedia Ltd.	124,521	115,736
	Inghams Group Ltd.	120,623	337,539
	Insignia Financial Ltd.	236,277	328,080
	Insurance Australia Group Ltd.	285,161	1,119,378
	Integral Diagnostics Ltd.	47,171	61,013
#*	ioneer Ltd.	98,102	7,630
	IPD Group Ltd.	9,507	30,226
	IPH Ltd.	59,545	264,977
	IRESS Ltd.	12,312	65,369
	IVE Group Ltd.	58,367	82,948
*	James Hardie Industries PLC, CDI	45,417	1,706,337
*	James Hardie Industries PLC, Sponsored ADR	1,045	39,250
	JB Hi-Fi Ltd.	43,035	1,601,008
	Johns Lyng Group Ltd.	50,595	223,312
	Jumbo Interactive Ltd.	12,500	128,181
	Jupiter Mines Ltd.	269,808	32,543
*	Karoon Energy Ltd.	282,650	355,621
	Kelly Partners Group Holdings Ltd.	2,739	9,678
	Kelsian Group Ltd.	27,959	130,038
#*	Kogan.com Ltd.	8,258	30,936
	Lendlease Corp. Ltd.	187,998	902,481
*††	Leo Lithium Ltd.	35,869	8,919
	Lifestyle Communities Ltd.	27,471	319,690
	Lindsay Australia Ltd.	65,306	46,418
	Link Administration Holdings Ltd.	232,345	329,201
*	Liontown Resources Ltd.	1,940	1,292
	Lottery Corp. Ltd.	340,266	1,116,884
	Lovisa Holdings Ltd.	19,645	292,268
	Lycopodium Ltd.	8,558	67,455
#*	Lynas Rare Earths Ltd.	113,260	430,646
#	MA Financial Group Ltd.	22,562	85,971
	Macmahon Holdings Ltd.	300,111	34,274

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Macquarie Group Ltd.	13,354	$1,647,742
*	Macquarie Technology Group Ltd.	1,844	85,972
#	Mader Group Ltd.	7,825	33,056
	Magellan Financial Group Ltd.	59,156	346,736
*	Mayne Pharma Group Ltd.	27,037	92,665
	McMillan Shakespeare Ltd.	32,345	364,219
	Medibank Pvt Ltd.	357,450	894,926
*	Megaport Ltd.	8,613	70,336
#*	Mesoblast Ltd.	91,321	15,719
#*	Metals X Ltd.	194,260	37,276
	Metcash Ltd.	373,816	886,752
	Mineral Resources Ltd.	27,692	1,068,047
*	MMA Offshore Ltd.	76,024	103,044
	Monadelphous Group Ltd.	26,528	237,734
	Monash IVF Group Ltd.	118,659	111,531
*	Mount Gibson Iron Ltd.	146,256	50,514
	Myer Holdings Ltd.	221,472	98,010
	MyState Ltd.	37,127	80,581
*	Nanosonics Ltd.	16,736	32,116
	National Australia Bank Ltd.	214,042	4,514,231
	Navigator Global Investments Ltd.	72,337	65,359
	Netwealth Group Ltd.	41,247	448,010
	New Hope Corp. Ltd.	201,746	705,635
*	NEXTDC Ltd.	55,493	502,387
	nib holdings Ltd.	143,169	757,200
	Nick Scali Ltd.	21,590	174,556
	Nickel Industries Ltd.	486,603	249,384
	Nine Entertainment Co. Holdings Ltd.	503,879	646,475
	Northern Star Resources Ltd.	148,367	1,272,663
#*	Novonix Ltd.	17,717	6,450
	NRW Holdings Ltd.	233,457	412,541
	Nufarm Ltd.	158,107	569,915
	Objective Corp. Ltd.	5,999	48,018
*	OFX Group Ltd.	92,928	92,578
#	OM Holdings Ltd.	46,008	13,883
#*	Omni Bridgeway Ltd.	56,330	49,106
	oOh!media Ltd.	200,912	209,710
	Orica Ltd.	102,080	1,076,627
	Origin Energy Ltd.	206,270	1,151,234
	Orora Ltd.	561,555	1,020,672
	Pacific Current Group Ltd.	15,421	95,109
#	Pacific Smiles Group Ltd.	7,482	7,034
*	Paladin Energy Ltd.	285,480	239,184
*	Panoramic Resources Ltd.	625,074	14,353
	Peet Ltd.	131,518	105,816
	PeopleIN Ltd.	13,340	10,605
	Pepper Money Ltd.	14,192	12,312
*	Perenti Ltd.	259,805	138,164
	Perpetual Ltd.	37,525	631,457
	Perseus Mining Ltd.	459,094	540,582
*	PEXA Group Ltd.	35,264	263,527
#	Pilbara Minerals Ltd.	317,983	724,259
#	Pinnacle Investment Management Group Ltd.	13,220	87,207
	Platinum Asset Management Ltd.	144,495	110,679
	PointsBet Holdings Ltd.	22,639	13,865
#*	Praemium Ltd.	17,729	4,392
	Premier Investments Ltd.	30,172	549,347
	Pro Medicus Ltd.	13,699	902,477
	Propel Funeral Partners Ltd.	17,745	62,033

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	PSC Insurance Group Ltd.	18,309	$57,529
	PWR Holdings Ltd.	20,749	141,623
*	Qantas Airways Ltd.	88,217	318,054
	QBE Insurance Group Ltd.	166,727	1,716,718
	Qube Holdings Ltd.	310,211	659,525
	Ramelius Resources Ltd.	571,918	594,035
	Ramsay Health Care Ltd.	23,894	796,591
	REA Group Ltd.	5,612	669,325
*	ReadyTech Holdings Ltd.	4,593	10,393
*	Red 5 Ltd.	797,581	163,600
	Reece Ltd.	22,528	331,845
#	Regis Healthcare Ltd.	48,428	104,215
*	Regis Resources Ltd.	289,971	395,482
	Reject Shop Ltd.	13,887	49,318
	Reliance Worldwide Corp. Ltd.	209,928	573,963
*	Resolute Mining Ltd.	729,321	204,879
*	Retail Food Group Ltd.	791,185	38,345
	Ridley Corp. Ltd.	105,432	192,654
	Rio Tinto Ltd.	50,406	4,337,303
*	RPMGlobal Holdings Ltd.	22,062	26,008
*	Sandfire Resources Ltd.	269,630	1,267,150
	Santos Ltd.	833,980	4,214,885
	SEEK Ltd.	21,607	356,197
*	Select Harvests Ltd.	44,751	108,815
#	Servcorp Ltd.	11,131	24,086
	Service Stream Ltd.	239,973	146,234
	Seven Group Holdings Ltd.	33,336	780,233
*	Seven West Media Ltd.	350,264	59,460
	SG Fleet Group Ltd.	29,150	45,843
	Shaver Shop Group Ltd.	23,611	18,302
*	Sierra Rutile Holdings Ltd.	95,128	3,850
	Sigma Healthcare Ltd.	468,793	316,679
*	Silver Lake Resources Ltd.	306,707	241,366
	Sims Ltd.	69,596	651,880
	SmartGroup Corp. Ltd.	31,386	197,835
#	Solvar Ltd.	80,147	60,598
	Sonic Healthcare Ltd.	75,939	1,583,343
	South32 Ltd., ADR	6,889	74,677
	South32 Ltd.	1,086,585	2,352,692
	Southern Cross Electrical Engineering Ltd.	18,884	11,599
#	Southern Cross Media Group Ltd.	113,209	76,244
*††	SpeedCast International Ltd.	165,938	0
	SRG Global Ltd.	118,081	53,102
*	St Barbara Ltd.	359,311	39,848
*	Star Entertainment Group Ltd.	934,017	338,932
	Steadfast Group Ltd.	120,325	465,582
*††	Strandline Resources Ltd.	48,114	2,241
#*	Strike Energy Ltd.	269,964	75,647
	Suncorp Group Ltd.	140,768	1,295,706
	Super Retail Group Ltd.	81,947	845,708
*	Superloop Ltd.	167,446	77,141
	Symbio Holdings Ltd.	9,158	17,822
#*	Syrah Resources Ltd.	138,254	37,216
	Tabcorp Holdings Ltd.	802,390	416,852
	Technology One Ltd.	90,166	921,243
	Telstra Group Ltd.	418,663	1,104,154
#*	Temple & Webster Group Ltd.	5,915	35,039
#*††	Ten Sixty Four Ltd.	85,990	6,206
#	Terracom Ltd.	137,597	27,762

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	TPG Telecom Ltd.	85,143	$293,049
	Transurban Group	111,008	975,231
	Treasury Wine Estates Ltd.	119,568	838,425
*	Tuas Ltd.	91,124	190,597
*	Tyro Payments Ltd.	93,153	66,085
#	Ventia Services Group Pty. Ltd.	224,816	482,337
Ω	Viva Energy Group Ltd.	285,723	650,838
*	Webjet Ltd.	45,166	219,132
	Wesfarmers Ltd.	79,620	3,014,150
*	West African Resources Ltd.	306,962	194,562
*	Westgold Resources Ltd.	169,533	244,576
	Westpac Banking Corp.	205,946	3,230,802
	Whitehaven Coal Ltd.	303,969	1,661,721
	WiseTech Global Ltd.	8,765	412,666
#	Woodside Energy Group Ltd., ADR	36,413	760,300
	Woodside Energy Group Ltd.	233,957	4,892,295
	Woolworths Group Ltd.	85,461	2,007,048
	Worley Ltd.	66,845	641,947
*	Xero Ltd.	3,946	282,449
	XRF Scientific Ltd.	14,368	10,440
	Yancoal Australia Ltd.	112,227	437,806
TOTAL AUSTRALIA			166,162,993
AUSTRIA — (0.4%)
	Addiko Bank AG	2,554	40,397
	Agrana Beteiligungs AG	3,069	46,633
	ANDRITZ AG	21,497	1,323,408
	AT&S Austria Technologie & Systemtechnik AG	11,653	281,519
Ω	BAWAG Group AG	13,971	719,319
	CA Immobilien Anlagen AG	9,101	298,768
	DO & Co. AG	2,562	357,323
	Erste Group Bank AG	47,727	2,056,003
*	Eurotelesites AG	13,538	56,865
	EVN AG	13,290	367,309
*	FACC AG	1,947	12,355
*	Immofinanz AG	8,541	202,720
*	Immofinanz AG	12,053	0
*	Lenzing AG	2,885	96,119
	Mayr Melnhof Karton AG	2,025	268,432
	Oesterreichische Post AG	11,224	379,860
	OMV AG	43,203	1,923,026
	Palfinger AG	3,950	102,225
	POLYTEC Holding AG	4,035	16,295
	Porr Ag	4,593	64,444
	Raiffeisen Bank International AG	26,575	554,069
*	Rosenbauer International AG	582	19,158
*	S IMMO AG	1,035	16,666
	Schoeller-Bleckmann Oilfield Equipment AG	2,329	110,622
	Semperit AG Holding	1,666	26,113
	Strabag SE	255	11,939
	Telekom Austria AG	54,154	471,372
	UBM Development AG	1,357	32,280
	UNIQA Insurance Group AG	21,004	176,233
	Verbund AG	6,574	534,587
	Vienna Insurance Group AG Wiener Versicherung Gruppe	14,976	423,277
	voestalpine AG	44,027	1,309,879
	Wienerberger AG	31,530	1,068,488

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Zumtobel Group AG	4,990	$32,409
TOTAL AUSTRIA			13,400,112
BELGIUM — (0.8%)
	Ackermans & van Haaren NV	9,235	1,544,139
	Ageas SA	52,339	2,249,111
*	AGFA-Gevaert NV	51,064	69,395
	Anheuser-Busch InBev SA	59,567	3,684,671
#	Anheuser-Busch InBev SA, Sponsored ADR	1,081	66,741
*	Argenx SE, ADR	412	156,770
*	Argenx SE	353	133,305
#	Atenor	4,770	33,886
	Azelis Group NV	9,502	195,654
	Barco NV	4,748	78,876
	Bekaert SA	16,807	819,728
	bpost SA	33,088	135,154
	Cie d'Entreprises CFE	5,331	47,066
	Colruyt Group NV	21,848	998,192
	Deceuninck NV	28,652	70,072
	Deme Group NV	4,210	528,351
	D'ieteren Group	1,694	342,209
	Econocom Group SA	33,625	85,425
	Elia Group SA	6,385	768,788
#*	Euronav NV	69,899	1,231,277
	EVS Broadcast Equipment SA	5,263	173,048
	Fagron	24,403	439,410
*	Galapagos NV	16,802	630,289
	Gimv NV	7,768	362,259
	Greenyard NV	1,785	10,652
*	Hyloris Pharmaceuticals SA	480	6,857
#	Immobel SA	2,035	61,047
	Ion Beam Applications	3,413	38,858
	Jensen-Group NV	1,808	63,737
	KBC Group NV	67,606	4,410,047
	Kinepolis Group NV	4,996	221,175
	Lotus Bakeries NV	143	1,218,464
	Melexis NV	7,546	646,566
#*	Ontex Group NV	24,734	195,440
*	Orange Belgium SA	8,117	115,287
	Proximus SADP	55,697	528,527
	Recticel SA	16,715	206,649
	Shurgard Self Storage Ltd.	2,066	95,825
	Sipef NV	2,254	119,775
	Solvay SA	27,594	754,654
*	Syensqo SA	27,594	2,459,921
	Tessenderlo Group SA	8,899	254,766
	UCB SA	7,877	740,955
	Umicore SA	53,284	1,212,022
	Van de Velde NV	2,029	72,330
	VGP NV	4,006	469,859
	Viohalco SA	4,480	31,250
	What's Cooking BV	261	17,218
TOTAL BELGIUM			28,795,697
BRAZIL — (1.4%)
*	AES Brasil Energia SA	58,166	133,721
*	Allianca Saude e Participacoes SA	3,604	6,147
	Allied Tecnologia SA	11,400	15,946

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Allos SA	95,436	$472,902
	Allpark Empreendimentos Participacoes e Servicos SA	10,900	9,878
	Alupar Investimento SA	41,119	245,084
	Ambev SA, ADR	76,394	200,152
	Ambev SA	15,203	40,137
*	Anima Holding SA	115,915	102,710
	Arezzo Industria e Comercio SA	8,135	102,771
	Atacadao SA	126,797	266,421
	Auren Energia SA	69,485	184,849
	B3 SA - Brasil Bolsa Balcao	227,041	599,864
	Banco Bradesco SA	77,192	213,141
	Banco BTG Pactual SA	42,160	306,516
	Banco do Brasil SA	106,779	1,216,631
	Banco Santander Brasil SA	24,555	141,995
	BB Seguridade Participacoes SA	79,855	552,041
	Bemobi Mobile Tech SA	12,914	31,878
*	Blau Farmaceutica SA	2,900	7,141
	Boa Safra Sementes SA	8,821	26,440
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	14,041	69,888
*	BRF SA	122,558	345,084
	Brisanet Participacoes SA	16,100	9,976
*	C&A Modas SA	46,033	67,827
	Caixa Seguridade Participacoes SA	23,666	67,496
	Camil Alimentos SA	54,757	98,143
	CCR SA	186,743	494,524
	Centrais Eletricas Brasileiras SA	94,917	781,843
	Cia Brasileira de Aluminio	74,845	60,729
*	Cia Brasileira de Distribuicao	48,278	38,101
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	30,824	490,631
	Cia de Saneamento de Minas Gerais Copasa MG	50,202	216,538
	Cia De Sanena Do Parana	85,475	484,446
	Cia De Sanena Do Parana	35,300	37,976
	Cia Energetica de Minas Gerais, Sponsored ADR	13,278	30,274
	Cia Energetica de Minas Gerais	46,931	142,089
	Cia Siderurgica Nacional SA, Sponsored ADR	28,200	99,546
	Cia Siderurgica Nacional SA	244,382	874,555
	Cielo SA	342,915	343,995
*	Clear Sale SA	8,900	5,713
*	Cogna Educacao SA	783,212	461,606
	Companhia Paranaense de Energia	133,663	241,998
#	Companhia Paranaense de Energia, Sponsored ADR	4,800	39,024
	Companhia Paranaense de Energia, ADR	1,200	8,724
*	Construtora Tenda SA	41,958	84,350
	Cosan SA	147,396	543,542
	CPFL Energia SA	10,600	77,579
	Cruzeiro do Sul Educacional SA	37,702	30,287
	CSU Digital SA	8,100	30,393
	Cury Construtora e Incorporadora SA	35,700	133,306
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	114,587	517,149
Ω	Desktop SA	20,610	51,666
	Dexco SA	122,806	191,853
*	Diagnosticos da America SA	18,151	29,492
	Dimed SA Distribuidora da Medicamentos	22,500	56,631
	Direcional Engenharia SA	24,225	106,544
	EcoRodovias Infraestrutura e Logistica SA	68,225	124,899
*	Eletromidia SA	6,800	24,431
*	Embraer SA	232,317	1,068,178
	Empreendimentos Pague Menos SA	35,882	22,886
	Enauta Participacoes SA	55,267	211,055

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Energisa SA	68,004	$694,672
*	Eneva SA	155,221	399,770
	Engie Brasil Energia SA	20,282	166,124
	Enjoei SA	58,400	20,275
	Equatorial Energia SA	107,213	766,704
	Eternit SA	16,800	25,500
	Even Construtora e Incorporadora SA	52,473	79,222
	Ez Tec Empreendimentos e Participacoes SA	45,456	141,660
	Fleury SA	50,358	165,373
	Fras-Le SA	16,258	51,257
	Gerdau SA, Sponsored ADR	128,138	542,023
Ω	GPS Participacoes e Empreendimentos SA	38,774	149,636
	Grendene SA	66,750	91,211
	Grupo Casas Bahia SA	28,235	44,964
	Grupo De Moda Soma SA	95,558	152,757
*	Grupo Mateus SA	137,353	190,737
	Grupo SBF SA	19,717	52,572
*	Guararapes Confeccoes SA	40,800	43,399
*Ω	Hapvida Participacoes e Investimentos SA	1,282,632	1,004,483
*	Hidrovias do Brasil SA	175,284	131,965
	Hospital Mater Dei SA	14,500	19,375
	Hypera SA	31,185	199,721
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	3,500	14,800
	Iochpe Maxion SA	56,274	141,071
	Irani Papel e Embalagem SA	31,869	62,652
*	IRB-Brasil Resseguros SA	26,984	221,999
	Itau Unibanco Holding SA	21,736	122,359
	Jalles Machado SA	33,529	50,012
	JBS SA	127,566	603,276
	JHSF Participacoes SA	130,759	125,100
	JSL SA	35,709	78,706
	Kepler Weber SA	46,800	89,549
	Klabin SA	286,547	1,231,347
	Lavvi Empreendimentos Imobiliarios SA	27,100	42,392
	Localiza Rent a Car SA	21,650	236,502
	LOG Commercial Properties e Participacoes SA	12,594	52,137
*	Log-in Logistica Intermodal SA	12,494	93,937
	Lojas Quero-Quero SA	39,600	40,844
	Lojas Quero-Quero SA	1,645	1,697
	Lojas Renner SA	198,665	643,584
Ω	LWSA SA	128,935	142,093
	M Dias Branco SA	9,558	73,888
*	Magazine Luiza SA	191,791	81,294
	Mahle Metal Leve SA	18,135	124,599
	Marcopolo SA	64,000	80,090
	Marfrig Global Foods SA	11,259	21,384
*Ω	Meliuz SA	14,930	22,631
	Melnick Even Desenvolvimento Imobiliario SA	25,547	22,482
	Mills Locacao Servicos e Logistica SA	45,673	120,765
	Minerva SA	79,271	109,601
*	Moura Dubeux Engenharia SA	27,700	65,862
	Movida Participacoes SA	45,707	85,521
*	MPM Corporeos SA	90,612	19,569
*	MRV Engenharia e Participacoes SA	117,688	187,183
*	Multilaser Industrial SA	38,472	15,220
	Multiplan Empreendimentos Imobiliarios SA	29,176	164,065
*	Natura & Co. Holding SA	216,999	700,788
	Neoenergia SA	20,576	84,723
*	Oceanpact Servicos Maritimos SA	10,300	12,474

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Odontoprev SA	94,993	$231,615
*	Oncoclinicas do Brasil Servicos Medicos SA	4,878	11,411
*	Orizon Valorizacao de Residuos SA	7,440	52,860
	Pet Center Comercio e Participacoes SA	59,500	39,391
	Petroleo Brasileiro SA, Sponsored ADR	42,200	692,080
	Petroleo Brasileiro SA, Sponsored ADR	31,500	537,705
	Petroleo Brasileiro SA	683,823	5,819,065
	Petroreconcavo SA	58,195	270,748
	Plano & Plano Desenvolvimento Imobiliario SA	9,000	20,564
	Porto Seguro SA	107,786	580,440
	Portobello SA	21,637	27,164
	Positivo Tecnologia SA	23,500	34,057
	PRIO SA	119,401	1,058,717
	Qualicorp Consultoria e Corretora de Seguros SA	57,581	25,336
	Raia Drogasil SA	164,180	838,397
Ω	Rede D'Or Sao Luiz SA	21,763	119,261
	Romi SA	25,549	68,070
	Rumo SA	28,790	134,002
	Santos Brasil Participacoes SA	73,149	148,826
*	Sao Carlos Empreendimentos e Participacoes SA	9,300	53,761
	Sao Martinho SA	82,184	467,618
#	Sendas Distribuidora SA, ADR	33,045	458,995
	Sendas Distribuidora SA	248,057	683,929
*Ω	Ser Educacional SA	26,290	33,696
	Serena Energia SA	57,144	111,304
	Simpar SA	114,185	179,999
	SLC Agricola SA	91,215	351,647
	Smartfit Escola de Ginastica e Danca SA	61,705	302,024
*	StoneCo Ltd., Class A	37	632
	Suzano SA	200,182	2,085,701
#	Suzano SA, Sponsored ADR	1,917	19,938
*	SYN prop e tech SA	10,500	9,749
	Tegma Gestao Logistica SA	10,018	52,735
	Telefonica Brasil SA	28,570	296,172
	Telefonica Brasil SA, ADR	3,430	35,398
	TIM SA	224,340	785,172
	TOTVS SA	50,973	324,291
	Transmissora Alianca de Energia Eletrica SA	65,432	487,201
	Trisul SA	36,232	35,103
	Tupy SA	38,083	203,544
	Ultrapar Participacoes SA	192,877	1,096,671
	Unifique Telecomunicacoes SA	32,600	24,543
	Unipar Carbocloro SA	9,127	123,427
	Usinas Siderurgicas de Minas Gerais SA Usiminas	29,569	51,924
	Vale SA	397,700	5,439,235
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,132	104,142
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	77,453	127,723
	Veste SA Estilo	2,600	9,446
	Vibra Energia SA	136,009	651,989
	Vittia Fertilizantes E Biologicos SA	9,208	15,129
	Vivara Participacoes SA	12,200	83,231
	Vulcabras Azaleia SA	23,209	88,163
	WEG SA	61,968	404,498
	Wilson Sons SA	60,127	204,493
	Wiz Co.	15,100	20,298
	YDUQS Participacoes SA	61,154	237,980
*	Zamp SA	75,208	75,597
TOTAL BRAZIL			51,257,735

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (7.1%)
*	5N Plus, Inc.	22,100	$60,163
	Acadian Timber Corp.	4,133	49,862
	ADENTRA, Inc.	4,445	104,674
	ADF Group, Inc.	4,400	26,182
*	Advantage Energy Ltd.	91,929	603,082
	Aecon Group, Inc.	28,256	290,452
	Africa Oil Corp.	116,232	218,727
	Ag Growth International, Inc.	3,496	146,814
	AGF Management Ltd., Class B	30,300	173,536
	Agnico Eagle Mines Ltd.	86,018	4,227,928
*	Aimia, Inc.	23,772	58,349
#*	Air Canada	25,143	340,738
	Alamos Gold, Inc., Class A	104,261	1,262,536
#	Algoma Central Corp.	1,200	13,719
#	Algonquin Power & Utilities Corp.	84,070	498,477
	Alimentation Couche-Tard, Inc.	64,048	3,752,986
	AltaGas Ltd.	81,960	1,703,880
	Altius Minerals Corp.	8,140	107,528
	Altus Group Ltd.	4,925	166,017
	Amerigo Resources Ltd.	65,100	62,463
	Andlauer Healthcare Group, Inc.	6,429	187,641
	Andrew Peller Ltd., Class A	10,400	34,810
	ARC Resources Ltd.	175,361	2,723,454
*	Argonaut Gold, Inc.	83,845	24,010
*	Aritzia, Inc.	29,744	723,661
	Atco Ltd., Class I	14,501	405,547
*	Athabasca Oil Corp.	187,300	604,621
*	ATS Corp.	14,491	619,865
*	Aurora Cannabis, Inc.	10,234	3,927
*	AutoCanada, Inc.	10,001	159,784
	B2Gold Corp.	595,480	1,660,940
	Badger Infrastructure Solution	12,872	447,305
#*	Ballard Power Systems, Inc.	62,456	204,820
	Bank of Montreal	69,809	6,574,612
	Bank of Nova Scotia	105,057	4,920,010
	Barrick Gold Corp.	149,972	2,345,235
*	Bausch & Lomb Corp.	8,405	117,754
*	Bausch Health Cos., Inc.	61,337	481,191
	Baytex Energy Corp.	62,379	198,117
	BCE, Inc.	7,971	321,613
#	Birchcliff Energy Ltd.	109,115	413,914
	Bird Construction, Inc.	14,234	162,096
	Black Diamond Group Ltd.	19,527	125,924
#*	BlackBerry Ltd.	33,849	94,439
	BMTC Group, Inc.	1,900	18,054
*	Bombardier, Inc., Class A	504	18,669
*	Bombardier, Inc., Class B	18,138	670,367
#*	Bonterra Energy Corp.	12,185	44,228
#	Boralex, Inc., Class A	10,362	249,946
	Boyd Group Services, Inc.	7,129	1,532,328
	Bridgemarq Real Estate Services	1,900	18,711
	Brookfield Corp., Class A	66,851	2,652,668
	Brookfield Infrastructure Corp., Class A	21,253	745,046
#	BRP, Inc.	7,518	474,415
*	CAE, Inc.	34,633	693,370
*	Calfrac Well Services Ltd.	3,400	12,999
	Calian Group Ltd.	2,600	109,554
	Cameco Corp.	16,728	798,762
	Canaccord Genuity Group, Inc.	23,651	130,002

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Canacol Energy Ltd.	9,597	$44,256
#*	Canada Goose Holdings, Inc.	10,400	124,696
#	Canadian Imperial Bank of Commerce	106,763	4,823,643
	Canadian National Railway Co.	32,748	4,062,063
	Canadian Natural Resources Ltd.	126,506	8,095,121
	Canadian Pacific Kansas City Ltd.	14,536	1,169,712
#	Canadian Tire Corp. Ltd., Class A	16,359	1,738,779
#	Canadian Utilities Ltd., Class A	20,629	470,135
	Canadian Western Bank	35,424	780,174
*	Canfor Corp.	24,095	291,767
	Capital Power Corp.	27,586	758,361
*	Capstone Copper Corp.	147,815	727,833
#	Cardinal Energy Ltd.	41,298	195,670
	Cargojet, Inc.	1,100	98,370
	Cascades, Inc.	47,102	515,356
	CCL Industries, Inc., Class B	34,188	1,463,184
*	Celestica, Inc.	43,646	1,499,914
	Cenovus Energy, Inc.	173,289	2,805,887
	Centerra Gold, Inc.	77,268	407,475
	CES Energy Solutions Corp.	88,606	266,256
*	CGI, Inc.	25,349	2,836,582
	Chesswood Group Ltd.	4,500	30,023
	CI Financial Corp.	54,371	663,234
*	Cineplex, Inc.	6,220	38,168
	Cipher Pharmaceuticals, Inc.	2,357	10,361
	Cogeco Communications, Inc.	8,612	397,467
	Cogeco, Inc.	3,107	137,873
#	Colliers International Group, Inc.	9,494	1,114,894
	Computer Modelling Group Ltd.	29,984	229,934
	Constellation Software, Inc.	1,541	4,259,095
	Converge Technology Solutions Corp.	36,049	121,732
	Corby Spirit & Wine Ltd.	3,900	37,827
#	Corus Entertainment, Inc., Class B	89,165	63,005
	Crescent Point Energy Corp.	172,258	1,123,533
*	Crew Energy, Inc.	57,789	179,671
#*,*	Cronos Group, Inc.	74,162	148,488
#	Definity Financial Corp.	18,400	535,392
*	Denison Mines Corp.	90,674	182,097
*	dentalcorp Holdings Ltd.	4,249	20,732
*	Descartes Systems Group, Inc.	5,943	520,547
	Dexterra Group, Inc.	13,416	59,772
	Dollarama, Inc.	33,300	2,443,907
	Doman Building Materials Group Ltd.	31,012	181,073
*	Dorel Industries, Inc., Class B	11,212	54,290
	DREAM Unlimited Corp., Class A	13,700	241,606
	Dundee Precious Metals, Inc.	70,644	452,412
	Dye & Durham Ltd.	6,736	65,484
	Dynacor Group, Inc.	3,700	11,063
#	ECN Capital Corp.	103,747	212,209
	E-L Financial Corp. Ltd.	400	302,452
*	Eldorado Gold Corp.	74,926	915,599
	Element Fleet Management Corp.	146,249	2,467,126
#	Emera, Inc.	21,500	759,764
	Empire Co. Ltd., Class A	49,325	1,278,205
#	Enbridge, Inc.	89,131	3,164,424
	Endeavour Mining PLC	52,772	914,172
#*,*	Endeavour Silver Corp.	25,877	39,178
	Enerflex Ltd.	36,512	188,202
#*	Energy Fuels, Inc.	27,818	211,048

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Enerplus Corp.	100,929	$1,465,383
	Enghouse Systems Ltd.	14,122	392,847
*	Ensign Energy Services, Inc.	47,242	81,873
	EQB, Inc.	11,080	760,836
#*,*	Equinox Gold Corp.	92,170	406,126
*	ERO Copper Corp.	19,295	302,112
	Evertz Technologies Ltd.	9,000	95,861
	Exchange Income Corp.	7,900	276,055
	Exco Technologies Ltd.	11,598	66,338
	Extendicare, Inc.	25,174	132,569
	Fairfax Financial Holdings Ltd.	5,835	6,082,471
	Fiera Capital Corp.	22,400	111,796
	Finning International, Inc.	56,844	1,645,134
	Firm Capital Mortgage Investment Corp.	12,344	104,852
#	First Majestic Silver Corp.	74,861	346,007
	First National Financial Corp.	5,700	171,960
	First Quantum Minerals Ltd.	74,388	675,022
	FirstService Corp.	8,026	1,345,398
#*	Fission Uranium Corp.	126,692	117,792
*	Foraco International SA	14,152	28,947
	Fortis, Inc.	32,820	1,316,819
*	Fortuna Silver Mines, Inc.	91,472	278,794
	Franco-Nevada Corp.	4,220	456,815
#	Freehold Royalties Ltd.	38,798	401,991
*	Frontera Energy Corp.	5,281	31,620
*	Galiano Gold, Inc.	42,200	37,038
	Gamehost, Inc.	14,487	102,366
*	GDI Integrated Facility Services, Inc.	3,443	94,753
#	Gear Energy Ltd.	22,923	11,253
	George Weston Ltd.	12,824	1,633,940
#	GFL Environmental, Inc.	23,928	812,834
	Gibson Energy, Inc.	56,959	909,175
	Gildan Activewear, Inc.	45,363	1,497,439
	goeasy Ltd.	6,000	683,343
#*	GoGold Resources, Inc.	26,800	25,117
#	GoldMoney, Inc.	1,120	6,548
*	Gran Tierra Energy, Inc.	17,114	95,978
	Great-West Lifeco, Inc.	73,698	2,460,163
	Guardian Capital Group Ltd., Class A	8,800	282,893
*	Haivision Systems, Inc.	2,628	8,796
#	Hammond Power Solutions, Inc.	2,227	154,016
	Headwater Exploration, Inc.	56,436	264,875
*	Heroux-Devtek, Inc.	10,900	123,800
	High Liner Foods, Inc.	9,675	83,620
#	HLS Therapeutics, Inc.	2,000	6,174
	Hudbay Minerals, Inc.	121,585	675,550
#Ω	Hydro One Ltd.	27,371	812,305
#*	i-80 Gold Corp.	17,870	28,843
	iA Financial Corp., Inc.	36,578	2,486,689
*	IAMGOLD Corp.	244,187	581,203
	IGM Financial, Inc.	17,798	481,471
	Illumin Holdings, Inc.	7,500	10,822
*	Imperial Metals Corp.	21,384	37,219
#	Imperial Oil Ltd.	34,283	1,977,732
	Information Services Corp.	4,900	88,929
	Innergex Renewable Energy, Inc.	27,302	186,422
	InPlay Oil Corp.	4,700	7,656
	Intact Financial Corp.	19,142	2,993,496
*	Interfor Corp.	29,764	460,479

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Ivanhoe Mines Ltd., Class A	30,741	$322,627
Ω	Jamieson Wellness, Inc.	8,711	200,143
*	K92 Mining, Inc.	57,662	276,205
*	Karora Resources, Inc.	4,354	13,569
	K-Bro Linen, Inc.	2,800	73,184
#*	Kelt Exploration Ltd.	65,964	263,473
	Keyera Corp.	57,089	1,380,888
*	Kinaxis, Inc.	138	16,805
	Kinross Gold Corp.	445,385	2,454,761
*	Knight Therapeutics, Inc.	32,027	126,493
*	Kolibri Global Energy, Inc.	2,900	9,275
#	KP Tissue, Inc.	2,889	19,017
	Labrador Iron Ore Royalty Corp.	20,388	500,582
#*	Largo, Inc.	4,970	10,018
	Lassonde Industries, Inc., Class A	1,112	118,681
#	Laurentian Bank of Canada	18,272	360,561
	Leon's Furniture Ltd.	10,815	171,180
*	Lightspeed Commerce, Inc.	45,170	832,935
	Linamar Corp.	23,732	1,125,657
	Loblaw Cos. Ltd.	21,909	2,189,352
	Logan Energy Corp.	19,114	12,227
*	Lucara Diamond Corp.	157,133	48,503
	Lundin Gold, Inc.	34,717	409,544
	Lundin Mining Corp.	237,601	1,940,466
	Magellan Aerospace Corp.	7,228	40,590
#	Magna International, Inc.	82,980	4,717,331
	Mainstreet Equity Corp.	1,200	135,669
*	Major Drilling Group International, Inc.	36,771	227,007
#	Manulife Financial Corp.	131,840	2,914,799
	Maple Leaf Foods, Inc.	13,486	257,191
	Martinrea International, Inc.	39,798	408,799
	Mattr Corp.	24,706	298,982
*	MDA Ltd.	15,719	130,597
	Medical Facilities Corp.	12,422	87,036
*	MEG Energy Corp.	119,337	2,256,348
	Melcor Developments Ltd.	900	7,866
	Methanex Corp.	23,553	1,043,952
	Metro, Inc.	26,625	1,397,928
	Morguard Corp.	1,200	100,047
	MTY Food Group, Inc.	6,270	268,570
#	Mullen Group Ltd.	33,713	375,383
	National Bank of Canada	70,172	5,367,092
	Neo Performance Materials, Inc.	2,000	11,469
*	New Gold, Inc.	258,942	312,013
#*	NFI Group, Inc.	9,211	81,665
	North American Construction Group Ltd.	10,310	237,265
	North West Co., Inc.	18,436	533,286
	Northland Power, Inc.	71,670	1,318,841
	Nutrien Ltd.	98,810	4,927,462
	Nuvei Corp.	8,235	200,028
*	NuVista Energy Ltd.	62,611	485,259
*	Obsidian Energy Ltd.	15,128	102,719
	OceanaGold Corp.	307,076	614,403
	Onex Corp.	22,853	1,687,394
	Open Text Corp.	31,199	1,360,588
#	Organigram Holdings, Inc.	5,451	9,064
*	Orla Mining Ltd.	47,121	157,855
	Osisko Gold Royalties Ltd.	22,085	321,801
*	Osisko Mining, Inc.	74,025	133,244

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Pan American Silver Corp.	97,487	$1,319,689
	Paramount Resources Ltd., Class A	29,332	578,148
	Parex Resources, Inc.	58,296	965,204
	Park Lawn Corp.	8,512	126,624
	Parkland Corp.	54,850	1,871,783
	Pason Systems, Inc.	25,802	282,883
	Pembina Pipeline Corp.	48,205	1,659,887
#*	Perpetua Resources Corp.	5,688	16,268
#	Peyto Exploration & Development Corp.	70,023	675,517
	PHX Energy Services Corp.	16,900	117,406
#	Pine Cliff Energy Ltd.	37,500	37,376
	Pizza Pizza Royalty Corp.	11,300	122,460
	Polaris Renewable Energy, Inc.	7,100	71,610
	Pollard Banknote Ltd.	3,783	96,569
	PrairieSky Royalty Ltd.	70,075	1,156,059
*	Precision Drilling Corp.	5,509	341,244
	Premium Brands Holdings Corp.	11,328	775,085
	Primo Water Corp.	60,343	880,060
	Propel Holdings, Inc.	1,700	19,852
	Quarterhill, Inc.	54,482	75,779
	Quebecor, Inc., Class B	32,277	784,808
	RB Global, Inc.	7,947	508,552
*	Real Matters, Inc.	10,018	52,085
	Restaurant Brands International, Inc.	23,529	1,836,898
*	RF Capital Group, Inc.	1,521	9,093
	Richelieu Hardware Ltd.	15,300	494,125
#	Rogers Communications, Inc., Class B	49,916	2,331,599
	Rogers Sugar, Inc.	21,678	89,650
	Royal Bank of Canada	94,804	9,253,310
	Russel Metals, Inc.	23,580	773,284
	Sandstorm Gold Ltd.	13,590	61,970
*	Sangoma Technologies Corp.	3,400	9,585
	Saputo, Inc.	54,871	1,131,336
#	Savaria Corp.	9,600	115,319
#*,*	Seabridge Gold, Inc.	11,240	118,132
	Secure Energy Services, Inc.	93,409	716,313
*	Shopify, Inc., Class A	8,424	674,510
#	Sienna Senior Living, Inc.	15,314	137,142
*	SilverCrest Metals, Inc.	32,795	181,054
Ω	Sleep Country Canada Holdings, Inc.	13,900	268,705
	SNC-Lavalin Group, Inc.	26,330	873,260
*	SNDL, Inc.	5,618	7,472
	Spartan Delta Corp.	9,557	22,107
Ω	Spin Master Corp.	10,205	262,478
	Sprott, Inc.	2,289	80,353
	SSR Mining, Inc.	93,055	876,944
	Stantec, Inc.	21,755	1,748,635
#	Stelco Holdings, Inc.	10,525	337,877
	Stella-Jones, Inc.	16,185	957,533
#*Ω	STEP Energy Services Ltd.	5,700	18,994
	StorageVault Canada, Inc.	38,458	153,609
#	Strathcona Resources Ltd.	251	4,437
#	Sun Life Financial, Inc.	39,940	2,071,288
	Suncor Energy, Inc.	194,638	6,446,228
*	SunOpta, Inc.	11,062	66,070
	Superior Plus Corp.	56,963	390,642
	Surge Energy, Inc.	27,588	130,098
	Sylogist Ltd.	6,800	38,945
#	Tamarack Valley Energy Ltd.	126,113	289,850

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Taseko Mines Ltd.	90,127	$131,391
	TC Energy Corp.	118,310	4,665,400
	Teck Resources Ltd., Class A	700	28,011
	Teck Resources Ltd., Class B	130,453	5,219,953
	TELUS Corp.	7,002	125,411
	TELUS Corp.	7,442	133,291
	TerrAscend Corp.	14,600	28,995
	TerraVest Industries, Inc.	600	21,689
	TFI International, Inc.	15,034	1,975,944
	Thomson Reuters Corp.	4,120	612,314
	Tidewater Midstream & Infrastructure Ltd.	119,343	82,553
	Timbercreek Financial Corp.	29,944	158,579
	TMX Group Ltd.	29,375	726,482
	Topaz Energy Corp.	5,612	81,146
*	Torex Gold Resources, Inc.	34,127	350,548
	Toromont Industries Ltd.	17,573	1,539,214
	Toronto-Dominion Bank	99,410	6,037,331
	Total Energy Services, Inc.	17,210	120,583
#*	Touchstone Exploration, Inc.	17,050	9,004
	Tourmaline Oil Corp.	85,989	3,717,907
	TransAlta Corp.	100,783	730,132
*	Transat AT, Inc.	5,531	17,361
	Transcontinental, Inc., Class A	29,149	293,344
	Trican Well Service Ltd.	112,926	367,895
	Tricon Residential, Inc.	49,442	544,297
	Triple Flag Precious Metals Corp.	11,160	142,560
*	Trisura Group Ltd.	4,585	127,960
	Vecima Networks, Inc.	3,700	43,372
	Vermilion Energy, Inc.	58,946	633,774
	VersaBank	2,000	22,760
*	Viemed Healthcare, Inc.	8,408	68,273
*	Village Farms International, Inc.	3,103	2,638
	Wajax Corp.	12,844	304,179
#	Waste Connections, Inc.	9,096	1,412,164
#*	Well Health Technologies Corp.	52,885	150,656
*	Wesdome Gold Mines Ltd.	22,421	132,246
	West Fraser Timber Co. Ltd.	25,919	2,061,064
	Western Forest Products, Inc.	126,559	64,011
	Westshore Terminals Investment Corp.	13,432	283,736
	Wheaton Precious Metals Corp.	14,399	674,881
	Whitecap Resources, Inc.	223,836	1,448,451
#*	WildBrain Ltd.	12,091	11,961
	Winpak Ltd.	10,327	323,993
	WSP Global, Inc.	10,151	1,491,260
*	Yangarra Resources Ltd.	39,182	32,641
#	Yellow Pages Ltd.	5,112	38,137
TOTAL CANADA			267,871,144
CHILE — (0.1%)
	Aguas Andinas SA, Class A	597,185	181,227
	Banco de Chile	1,251,258	140,051
	Banco de Chile, ADR	8,233	182,933
	Banco de Credito e Inversiones SA	8,540	226,163
	Banco Santander Chile, ADR	4,114	75,204
	Banco Santander Chile	2,316,770	107,044
	Besalco SA	160,822	85,552
	CAP SA	23,985	173,026
	Cencosud SA	317,045	551,308
	Cencosud Shopping SA	63,915	106,475

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Cia Cervecerias Unidas SA	18,409	$111,486
	Cia Cervecerias Unidas SA, Sponsored ADR	898	10,695
	Cia Sud Americana de Vapores SA	2,888,692	207,897
	Colbun SA	1,261,379	178,844
	Embotelladora Andina SA, ADR, Class B	2,841	42,871
	Empresa Nacional de Telecomunicaciones SA	57,647	188,108
	Empresas CMPC SA	238,688	388,799
	Empresas Copec SA	25,928	164,774
	Enel Americas SA	908,987	92,117
	Enel Chile SA	3,332,829	200,000
*	Engie Energia Chile SA	105,813	100,099
*	Falabella SA	83,711	198,689
	Forus SA	8,525	14,493
	Grupo Security SA	509,725	152,653
	Inversiones Aguas Metropolitanas SA	149,907	117,671
	Inversiones La Construccion SA	13,361	104,285
	Multiexport Foods SA	25,298	6,214
	Parque Arauco SA	122,403	195,844
	PAZ Corp. SA	29,524	16,596
*	Plaza SA	50,630	69,988
	Ripley Corp. SA	389,601	77,315
	Salfacorp SA	231,394	115,650
	Sigdo Koppers SA	12,552	17,287
	SMU SA	762,426	122,991
	Sociedad Matriz SAAM SA	1,580,635	173,325
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,477	314,557
	SONDA SA	190,611	74,576
	Vina Concha y Toro SA	104,388	111,815
TOTAL CHILE			5,398,622
CHINA — (6.4%)
*	360 Security Technology, Inc., Class A	23,200	22,005
	361 Degrees International Ltd.	364,000	160,082
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	23,000	53,228
Ω	3SBio, Inc.	530,500	399,758
*	5I5J Holding Group Co. Ltd., Class A	67,400	17,770
*††	A Metaverse Co.	122,000	187
	AAC Technologies Holdings, Inc.	240,500	540,051
	Accelink Technologies Co. Ltd., Class A	6,400	19,423
	ADAMA Ltd., Class A	18,100	15,477
	Addsino Co. Ltd., Class A	29,400	26,106
	Advanced Technology & Materials Co. Ltd., Class A	24,500	24,916
	AECC Aero-Engine Control Co. Ltd., Class A	25,400	53,717
	AECC Aviation Power Co. Ltd., Class A	10,300	45,073
	Aerospace Hi-Tech Holdings Group Ltd., Class A	17,000	18,020
#*	Agile Group Holdings Ltd.	518,000	45,194
*	Agora, Inc., ADR	8,707	24,380
	Agricultural Bank of China Ltd., Class H	2,661,000	1,030,315
	Aier Eye Hospital Group Co. Ltd., Class A	34,527	61,708
*	Air China Ltd., Class H	118,000	65,923
	Aisino Corp., Class A	38,600	46,401
	Ajisen China Holdings Ltd.	255,000	31,227
Ω	AK Medical Holdings Ltd.	82,000	47,946
	Alibaba Group Holding Ltd., Sponsored ADR	5,749	414,905
	Alibaba Group Holding Ltd.	1,328,600	11,916,178
*	Alibaba Pictures Group Ltd.	4,810,000	240,764
#Ω	A-Living Smart City Services Co. Ltd.	281,000	108,223
#*Ω	Alliance International Education Leasing Holdings Ltd.	90,000	12,699
	Allmed Medical Products Co. Ltd., Class A	16,300	17,306

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Aluminum Corp. of China Ltd., Class H	1,254,000	$611,151
	Amlogic Shanghai Co. Ltd., Class A	2,403	14,860
	Amoy Diagnostics Co. Ltd., Class A	13,520	31,828
	An Hui Wenergy Co. Ltd., Class A	26,300	26,068
*	ANE Cayman, Inc.	51,000	25,273
	Angang Steel Co. Ltd., Class H	630,800	103,343
	Angel Yeast Co. Ltd., Class A	8,472	36,452
#Ω	Angelalign Technology, Inc.	6,200	42,199
	Anhui Anke Biotechnology Group Co. Ltd., Class A	34,916	40,075
	Anhui Conch Cement Co. Ltd., Class H	161,000	322,472
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	40,406
	Anhui Expressway Co. Ltd., Class H	114,000	118,230
	Anhui Guangxin Agrochemical Co. Ltd., Class A	27,636	49,298
	Anhui Gujing Distillery Co. Ltd., Class A	600	16,652
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	45,661
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	23,240	53,117
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	15,300	10,393
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	13,500	22,952
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,200	29,954
	Anhui Jinhe Industrial Co. Ltd., Class A	13,800	32,193
	Anhui Kouzi Distillery Co. Ltd., Class A	9,700	52,605
*	Anhui Tatfook Technology Co. Ltd., Class A	11,800	11,903
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,000	13,669
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	30,388
	Anhui Xinhua Media Co. Ltd., Class A	42,300	38,219
	Anhui Yingjia Distillery Co. Ltd., Class A	7,000	49,095
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	37,100	51,462
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	1,692	28,599
	Anjoy Foods Group Co. Ltd., Class A	4,800	49,748
	Anker Innovations Technology Co. Ltd., Class A	4,700	44,873
	ANTA Sports Products Ltd.	169,000	1,426,437
*	Anton Oilfield Services Group	980,000	51,451
	Aoshikang Technology Co. Ltd., Class A	9,200	27,717
*	Aotecar New Energy Technology Co. Ltd., Class A	74,400	25,367
*	Aowei Holdings Ltd.	114,000	6,547
	Apeloa Pharmaceutical Co. Ltd., Class A	26,100	44,154
	ApicHope Pharmaceutical Co. Ltd., Class A	6,168	17,506
	APT Satellite Holdings Ltd.	134,750	36,990
#*Ω	Archosaur Games, Inc.	71,000	10,927
*Ω	Arrail Group Ltd.	31,500	24,439
#*Ω	Ascletis Pharma, Inc.	139,000	29,761
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	18,800	54,296
	Asia Cement China Holdings Corp.	200,500	54,288
Ω	AsiaInfo Technologies Ltd.	74,000	73,983
	Asymchem Laboratories Tianjin Co. Ltd., Class A	5,520	65,923
#*	AustAsia Group Ltd.	57,980	10,381
*	Autel Intelligent Technology Corp. Ltd., Class A	5,679	13,839
	Autobio Diagnostics Co. Ltd., Class A	10,800	70,759
	Avary Holding Shenzhen Co. Ltd., Class A	26,900	65,585
	AVIC Industry-Finance Holdings Co. Ltd., Class A	109,100	51,623
	AviChina Industry & Technology Co. Ltd., Class H	800,000	295,070
	Avicopter PLC, Class A	6,300	28,904
Ω	BAIC Motor Corp. Ltd., Class H	710,500	188,958
*	Baidu, Inc., Sponsored ADR	7,530	792,984
*	Baidu, Inc., Class A	108,250	1,401,535
Ω	BAIOO Family Interactive Ltd.	416,000	13,599
	Bank of Beijing Co. Ltd., Class A	130,000	92,316
	Bank of Changsha Co. Ltd., Class A	60,500	60,398
	Bank of Chengdu Co. Ltd., Class A	68,000	118,676

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of China Ltd., Class H	6,545,000	$2,456,143
	Bank of Chongqing Co. Ltd., Class H	235,000	122,740
	Bank of Communications Co. Ltd., Class H	1,155,000	683,304
	Bank of Guiyang Co. Ltd., Class A	89,300	65,450
	Bank of Hangzhou Co. Ltd., Class A	78,200	118,826
	Bank of Jiangsu Co. Ltd., Class A	192,400	196,224
	Bank of Nanjing Co. Ltd., Class A	100,600	116,358
	Bank of Ningbo Co. Ltd., Class A	74,470	223,542
	Bank of Shanghai Co. Ltd., Class A	89,793	80,051
	Bank of Suzhou Co. Ltd., Class A	109,074	107,458
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	208,966	21,123
	Baoshan Iron & Steel Co. Ltd., Class A	189,600	162,616
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	21,260
	Baowu Magnesium Technology Co. Ltd., Class A	9,400	19,856
*	Baoye Group Co. Ltd., Class H	78,000	42,346
*	Baozun, Inc., Sponsored ADR	10,967	24,237
*	Baozun, Inc., Class A	21,700	15,773
	BBMG Corp., Class H	767,000	59,858
	Bear Electric Appliance Co. Ltd., Class A	5,300	35,374
	Befar Group Co. Ltd., Class A	48,200	24,850
	Beibuwan Port Co. Ltd., Class A	26,100	26,721
*	BeiGene Ltd.	24,200	274,264
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	5,980	21,244
	Beijing Capital Development Co. Ltd., Class A	68,727	26,596
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	167,830	63,561
*	Beijing Capital International Airport Co. Ltd., Class H	680,000	196,822
	Beijing Career International Co. Ltd., Class A	6,500	18,542
	Beijing Certificate Authority Co. Ltd., Class A	4,950	13,967
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	13,000	15,126
*	Beijing Compass Technology Development Co. Ltd., Class A	2,900	17,288
	Beijing Dahao Technology Corp. Ltd., Class A	11,040	14,551
	Beijing Easpring Material Technology Co. Ltd., Class A	12,600	55,802
	Beijing Energy International Holding Co. Ltd.	1,960,000	26,341
	Beijing Enlight Media Co. Ltd., Class A	46,298	47,700
	Beijing Enterprises Holdings Ltd.	196,000	709,388
	Beijing Enterprises Water Group Ltd.	1,578,000	383,921
*††	Beijing Gas Blue Sky Holdings Ltd.	672,000	3,438
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	29,168	21,698
*	Beijing Haixin Energy Technology Co. Ltd., Class A	58,600	23,950
*	Beijing Health Holdings Ltd.	1,836,000	14,251
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,129	12,048
*	Beijing Jetsen Technology Co. Ltd., Class A	70,230	39,002
	Beijing Jingneng Clean Energy Co. Ltd., Class H	328,000	64,560
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	11,700	9,175
*	Beijing Jingyuntong Technology Co. Ltd., Class A	77,600	39,220
	Beijing Kingsoft Office Software, Inc., Class A	641	19,057
*	Beijing Leike Defense Technology Co. Ltd., Class A	26,000	14,743
	Beijing New Building Materials PLC, Class A	25,875	96,321
*	Beijing North Star Co. Ltd., Class H	286,000	24,221
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	64,300	14,810
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,900	27,053
	Beijing Originwater Technology Co. Ltd., Class A	57,219	38,018
*	Beijing Philisense Technology Co. Ltd., Class A	26,700	11,228
	Beijing Roborock Technology Co. Ltd., Class A	975	38,969
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	9,900	16,988
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	10,500	11,985
*	Beijing Shougang Co. Ltd., Class A	79,700	35,434
*	Beijing Shunxin Agriculture Co. Ltd., Class A	11,700	27,244

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Sinnet Technology Co. Ltd., Class A	35,300	$38,174
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,950	28,145
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	14,857
	Beijing Strong Biotechnologies, Inc., Class A	13,300	31,916
*	Beijing Thunisoft Corp. Ltd., Class A	18,700	14,788
	Beijing Tiantan Biological Products Corp. Ltd., Class A	8,200	30,119
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	83,000	100,713
	Beijing Ultrapower Software Co. Ltd., Class A	22,000	28,561
	Beijing United Information Technology Co. Ltd., Class A	14,909	36,726
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	98,000	24,966
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	11,020	82,808
*	Beijing Watertek Information Technology Co. Ltd., Class A	36,800	13,165
	Beijing Yanjing Brewery Co. Ltd., Class A	58,400	66,455
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,700	21,894
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,975	22,201
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	143,100	99,027
*	Beken Corp., Class A	4,600	13,743
*	Bengang Steel Plates Co. Ltd., Class A	59,800	26,746
	Bestore Co. Ltd., Class A	11,700	25,558
*	Bestway Marine & Energy Technology Co. Ltd., Class A	40,600	20,062
	Bethel Automotive Safety Systems Co. Ltd., Class A	6,700	48,198
	Betta Pharmaceuticals Co. Ltd., Class A	3,400	17,982
	BGI Genomics Co. Ltd., Class A	5,900	30,813
	Biem.L.Fdlkk Garment Co. Ltd., Class A	11,700	47,366
#*	Bilibili, Inc., Class Z	41,620	375,803
	Binhai Investment Co. Ltd.	130,000	21,971
	Binjiang Service Group Co. Ltd.	29,500	58,219
	Black Peony Group Co. Ltd., Class A	20,300	14,865
	Bloomage Biotechnology Corp. Ltd., Class A	2,780	21,659
Ω	Blue Moon Group Holdings Ltd.	175,000	39,645
	Blue Sail Medical Co. Ltd., Class A	35,300	26,284
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	20,600	17,148
Ω	BOC Aviation Ltd.	83,000	622,281
	BOC International China Co. Ltd., Class A	28,400	40,958
	BOE Technology Group Co. Ltd., Class A	284,100	142,468
#	BOE Varitronix Ltd.	128,000	82,980
*	Bohai Leasing Co. Ltd., Class A	144,400	41,215
	Bosideng International Holdings Ltd.	1,436,000	649,154
	Bright Dairy & Food Co. Ltd., Class A	39,100	46,236
	BrightGene Bio-Medical Technology Co. Ltd., Class A	3,634	12,175
††	Brilliance China Automotive Holdings Ltd.	1,032,000	550,210
	B-Soft Co. Ltd., Class A	20,455	12,301
*	BTG Hotels Group Co. Ltd., Class A	21,200	41,340
#*	Burning Rock Biotech Ltd., ADR	11,053	9,506
	BYD Co. Ltd., Class H	56,500	1,265,044
	BYD Electronic International Co. Ltd.	289,000	990,002
	By-health Co. Ltd., Class A	24,500	51,347
	C C Land Holdings Ltd.	715,499	114,142
	C&D International Investment Group Ltd.	242,119	399,813
	C&D Property Management Group Co. Ltd.	22,000	9,246
	C&S Paper Co. Ltd., Class A	29,600	34,091
	Cabbeen Fashion Ltd.	101,000	12,849
	Caitong Securities Co. Ltd., Class A	46,670	48,345
	Camel Group Co. Ltd., Class A	41,308	40,771
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	67,400	32,021
	Canmax Technologies Co. Ltd., Class A	20,550	56,366
	Canny Elevator Co. Ltd., Class A	15,300	13,797
	Canvest Environmental Protection Group Co. Ltd.	166,000	88,082

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Capital Environment Holdings Ltd.	1,420,000	$19,251
	Castech, Inc., Class A	7,500	23,498
*	CCCC Design & Consulting Group Co. Ltd., Class A	23,800	30,147
	CCS Supply Chain Management Co. Ltd., Class A	35,100	25,948
	CECEP Solar Energy Co. Ltd., Class A	68,300	47,979
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	52,800	15,072
	CECEP Wind-Power Corp., Class A	164,120	64,905
	Central China New Life Ltd.	97,000	17,601
*	Central China Real Estate Ltd.	15,615	178
	Central China Securities Co. Ltd., Class H	361,000	47,540
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	9,658
	CETC Digital Technology Co. Ltd., Class A	13,780	32,807
*	CGN Mining Co. Ltd.	230,000	55,150
#	CGN New Energy Holdings Co. Ltd.	866,000	201,978
	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	19,686
Ω	CGN Power Co. Ltd., Class H	841,000	235,669
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	15,910
	Changchun High & New Technology Industry Group, Inc., Class A	3,000	47,749
	Changjiang Securities Co. Ltd., Class A	53,700	36,913
	Changzhou Qianhong Biopharma Co. Ltd., Class A	23,800	16,241
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,200	21,167
	Chaoju Eye Care Holdings Ltd.	32,500	15,279
	Chaowei Power Holdings Ltd.	249,000	43,850
	Chaozhou Three-Circle Group Co. Ltd., Class A	6,000	19,077
*	Chen Lin Education Group Holdings Ltd.	34,000	7,389
	Cheng De Lolo Co. Ltd., Class A	17,700	18,897
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,100	7,083
*	Chengdu CORPRO Technology Co. Ltd., Class A	9,000	17,914
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,900	28,647
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,100	13,918
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	18,430
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	10,752	22,711
	Chengdu Kanghua Biological Products Co. Ltd., Class A	4,850	37,907
	Chengdu Leejun Industrial Co. Ltd., Class A	21,700	15,763
	Chengdu Wintrue Holding Co. Ltd., Class A	23,000	23,192
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	27,236
*	Chengtun Mining Group Co. Ltd., Class A	61,400	31,370
	Chenguang Biotech Group Co. Ltd., Class A	14,900	21,269
	Chengxin Lithium Group Co. Ltd., Class A	22,700	64,131
	Chengzhi Co. Ltd., Class A	20,300	20,673
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	26,400	44,068
	China Aerospace International Holdings Ltd.	690,000	28,533
	China Aircraft Leasing Group Holdings Ltd.	85,000	36,901
	China Automotive Engineering Research Institute Co. Ltd., Class A	16,300	41,402
	China Baoan Group Co. Ltd., Class A	17,600	26,491
	China BlueChemical Ltd., Class H	596,000	164,102
*Ω	China Bohai Bank Co. Ltd., Class H	126,000	17,114
*	China Boton Group Co. Ltd.	130,000	13,521
	China CAMC Engineering Co. Ltd., Class A	30,400	36,420
#	China Chunlai Education Group Co. Ltd.	44,000	31,362
	China Cinda Asset Management Co. Ltd., Class H	3,007,000	288,511
	China CITIC Bank Corp. Ltd., Class H	1,089,000	539,710
	China Coal Energy Co. Ltd., Class H	804,000	882,936
	China Communications Services Corp. Ltd., Class H	916,000	377,180
#*	China Conch Environment Protection Holdings Ltd.	434,000	64,968
	China Conch Venture Holdings Ltd.	540,500	419,641
	China Construction Bank Corp., Class H	8,759,000	5,201,648
*	China CYTS Tours Holding Co. Ltd., Class A	20,900	30,043
	China Datang Corp. Renewable Power Co. Ltd., Class H	519,000	112,403

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Daye Non-Ferrous Metals Mining Ltd.	1,212,000	$7,766
	China Design Group Co. Ltd., Class A	19,400	18,578
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	602,000	109,732
#*††	China Dili Group	715,599	11,332
	China Dongxiang Group Co. Ltd.	1,499,000	58,456
Ω	China East Education Holdings Ltd.	169,000	48,862
*	China Eastern Airlines Corp. Ltd., Class H	194,000	48,156
	China Education Group Holdings Ltd.	373,000	184,886
	China Electronics Huada Technology Co. Ltd.	276,000	43,233
	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	38,617
	China Energy Engineering Corp. Ltd., Class A	439,823	129,343
	China Energy Engineering Corp. Ltd., Class H	476,000	42,000
	China Enterprise Co. Ltd., Class A	69,300	36,435
	China Everbright Bank Co. Ltd., Class H	613,000	181,991
	China Everbright Environment Group Ltd.	857,111	298,944
#Ω	China Everbright Greentech Ltd.	282,000	28,163
	China Everbright Ltd.	398,000	204,153
	China Everbright Water Ltd.	52,712	8,252
Ω	China Feihe Ltd.	1,253,000	574,042
*	China Film Co. Ltd., Class A	31,441	51,294
*	China Financial Services Holdings Ltd.	19,600	757
	China Foods Ltd.	404,000	149,390
	China Galaxy Securities Co. Ltd., Class H	954,500	467,672
	China Gas Holdings Ltd.	902,400	822,739
	China Glass Holdings Ltd.	312,000	19,034
	China Gold International Resources Corp. Ltd.	167,740	696,912
*	China Grand Automotive Services Group Co. Ltd., Class A	180,800	38,025
	China Great Wall Securities Co. Ltd., Class A	28,400	29,002
	China Greatwall Technology Group Co. Ltd., Class A	28,100	32,532
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	32,600	41,099
*	China Greenland Broad Greenstate Group Co. Ltd.	160,000	1,631
	China Hanking Holdings Ltd.	274,000	24,930
	China Harmony Auto Holding Ltd.	382,500	25,618
	China Harzone Industry Corp. Ltd., Class A	10,100	9,188
*	China High Speed Railway Technology Co. Ltd., Class A	90,100	26,712
*	China High Speed Transmission Equipment Group Co. Ltd.	167,000	28,821
	China Hongqiao Group Ltd.	742,500	544,337
††	China Huiyuan Juice Group Ltd.	269,535	12,087
Ω	China International Capital Corp. Ltd., Class H	149,600	177,821
	China International Marine Containers Group Co. Ltd., Class H	310,000	215,240
	China Isotope & Radiation Corp.	14,000	20,763
#	China Jinmao Holdings Group Ltd.	2,591,485	206,772
	China Jushi Co. Ltd., Class A	66,065	84,486
	China Kepei Education Group Ltd.	178,000	27,329
	China Kings Resources Group Co. Ltd., Class A	16,426	54,424
	China Lesso Group Holdings Ltd.	512,000	226,826
	China Life Insurance Co. Ltd., Class H	401,000	462,289
	China Lilang Ltd.	197,000	105,606
*Ω	China Literature Ltd.	95,800	278,639
	China Longyuan Power Group Corp. Ltd., Class H	363,000	218,966
	China Medical System Holdings Ltd.	542,000	774,535
	China Meheco Co. Ltd., Class A	20,340	29,734
	China Meidong Auto Holdings Ltd.	256,000	90,043
	China Mengniu Dairy Co. Ltd.	858,000	1,901,088
	China Merchants Bank Co. Ltd., Class H	620,500	2,261,961
	China Merchants Energy Shipping Co. Ltd., Class A	164,320	149,398
	China Merchants Land Ltd.	654,000	25,212
	China Merchants Port Holdings Co. Ltd.	555,993	687,416
	China Merchants Property Operation & Service Co. Ltd., Class A	23,100	33,545

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	China Merchants Securities Co. Ltd., Class H	66,220	$49,468
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	14,000	17,138
	China Minsheng Banking Corp. Ltd., Class H	816,900	271,696
	China Modern Dairy Holdings Ltd.	1,019,000	83,468
	China National Accord Medicines Corp. Ltd., Class A	13,130	54,425
	China National Building Material Co. Ltd., Class H	1,522,350	537,000
	China National Chemical Engineering Co. Ltd., Class A	55,700	49,749
	China National Medicines Corp. Ltd., Class A	14,000	58,284
	China National Nuclear Power Co. Ltd., Class A	285,772	330,087
Ω	China New Higher Education Group Ltd.	277,000	71,916
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	57,900	34,100
	China Nonferrous Mining Corp. Ltd.	266,000	187,600
*	China Oil & Gas Group Ltd.	2,268,000	66,729
	China Oilfield Services Ltd., Class H	576,000	553,596
	China Oriental Group Co. Ltd.	540,000	82,161
	China Overseas Grand Oceans Group Ltd.	735,283	173,358
	China Overseas Land & Investment Ltd.	498,500	754,126
	China Overseas Property Holdings Ltd.	560,000	371,163
	China Pacific Insurance Group Co. Ltd., Class H	444,800	818,420
	China Petroleum & Chemical Corp., Class H	3,924,000	2,041,277
	China Power International Development Ltd.	1,037,999	388,346
	China Publishing & Media Co. Ltd., Class A	24,900	27,404
	China Railway Group Ltd., Class H	700,000	320,136
	China Railway Hi-tech Industry Co. Ltd., Class A	34,600	35,953
Ω	China Railway Signal & Communication Corp. Ltd., Class H	567,000	202,008
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	27,974
*	China Rare Earth Holdings Ltd.	768,399	27,548
	China Rare Earth Resources & Technology Co. Ltd., Class A	2,900	9,716
	China Reinsurance Group Corp., Class H	1,247,000	67,021
#*††Ω	China Renaissance Holdings Ltd.	28,000	4,871
	China Resources Beer Holdings Co. Ltd.	373,807	1,351,813
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	8,500	31,329
	China Resources Building Materials Technology Holdings Ltd.	1,050,000	168,188
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	24,200	58,578
	China Resources Gas Group Ltd.	384,000	1,089,017
	China Resources Land Ltd.	688,000	2,088,806
	China Resources Medical Holdings Co. Ltd.	337,000	173,457
	China Resources Microelectronics Ltd., Class A	7,460	39,348
Ω	China Resources Mixc Lifestyle Services Ltd.	100,000	288,781
Ω	China Resources Pharmaceutical Group Ltd.	574,500	350,286
	China Resources Power Holdings Co. Ltd.	312,690	632,603
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	16,680	121,596
#	China Risun Group Ltd.	384,000	151,093
#*	China Ruyi Holdings Ltd.	1,024,000	171,790
*	China Sanjiang Fine Chemicals Co. Ltd.	370,000	50,721
	China Science Publishing & Media Ltd., Class A	7,000	23,299
*	China Shanshui Cement Group Ltd.	204,000	13,349
Ω	China Shengmu Organic Milk Ltd.	1,189,000	36,310
	China Shenhua Energy Co. Ltd., Class H	715,000	2,712,484
	China Shineway Pharmaceutical Group Ltd.	147,000	148,592
*	China Silver Group Ltd.	554,000	7,055
	China South City Holdings Ltd.	1,956,000	64,042
	China South Publishing & Media Group Co. Ltd., Class A	45,700	71,789
#*	China Southern Airlines Co. Ltd., Class H	494,000	182,762
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	27,900	18,102
	China Starch Holdings Ltd.	410,000	6,618
	China State Construction Development Holdings Ltd.	158,000	42,949

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China State Construction Engineering Corp. Ltd., Class A	270,029	$193,761
	China State Construction International Holdings Ltd.	540,000	570,403
*	China Sunshine Paper Holdings Co. Ltd.	260,000	65,066
	China Suntien Green Energy Corp. Ltd., Class H	395,000	136,620
	China Taiping Insurance Holdings Co. Ltd.	564,600	468,688
	China Testing & Certification International Group Co. Ltd., Class A	15,338	15,588
#*	China Tianrui Group Cement Co. Ltd., Class C	28,000	20,406
*	China Tianying, Inc., Class A	79,700	43,972
#	China Tobacco International HK Co. Ltd.	69,000	81,038
	China Tourism Group Duty Free Corp. Ltd., Class A	4,100	45,648
Ω	China Tourism Group Duty Free Corp. Ltd., Class H	5,900	51,742
Ω	China Tower Corp. Ltd., Class H	13,422,000	1,493,081
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,122,000	428,990
*	China TransInfo Technology Co. Ltd., Class A	30,900	37,895
	China Travel International Investment Hong Kong Ltd.	966,000	160,704
	China Tungsten & Hightech Materials Co. Ltd., Class A	30,150	32,495
	China Vanke Co. Ltd., Class H	376,084	295,902
	China Water Affairs Group Ltd.	244,000	124,799
	China West Construction Group Co. Ltd., Class A	32,100	28,199
	China World Trade Center Co. Ltd., Class A	20,600	49,257
	China XLX Fertiliser Ltd.	218,000	91,223
	China Yangtze Power Co. Ltd., Class A	66,200	225,145
	China Yongda Automobiles Services Holdings Ltd.	332,000	85,290
Ω	China Youran Dairy Group Ltd.	71,000	10,720
*Ω	China Yuhua Education Corp. Ltd.	554,000	27,596
#*	China ZhengTong Auto Services Holdings Ltd.	327,000	10,033
	China Zhenhua Group Science & Technology Co. Ltd., Class A	7,600	47,188
#	China Zheshang Bank Co. Ltd., Class H	108,000	28,643
	China Zhongwang Holdings Ltd.	809,600	32,620
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	14,800	16,030
	Chinasoft International Ltd.	916,000	521,987
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	38,900	80,275
	Chongqing Brewery Co. Ltd., Class A	4,200	32,567
	Chongqing Changan Automobile Co. Ltd., Class A	32,594	58,133
	Chongqing Department Store Co. Ltd., Class A	11,000	43,077
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	35,325	53,620
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	20,660	35,399
	Chongqing Gas Group Corp. Ltd., Class A	23,600	19,552
*	Chongqing Iron & Steel Co. Ltd., Class H	124,000	10,624
	Chongqing Machinery & Electric Co. Ltd., Class H	482,000	51,105
	Chongqing Rural Commercial Bank Co. Ltd., Class H	644,000	250,476
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	33,200	34,724
	Chongqing Zaisheng Technology Corp. Ltd., Class A	15,540	7,189
	Chongqing Zhifei Biological Products Co. Ltd., Class A	12,450	77,899
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	39,000	29,700
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	26,700	17,091
	Chow Tai Seng Jewellery Co. Ltd., Class A	35,200	79,073
#	CIFI Ever Sunshine Services Group Ltd.	240,000	36,085
	CIMC Enric Holdings Ltd.	294,000	242,150
Ω	CIMC Vehicles Group Co. Ltd., Class H	47,000	41,198
	Cinda Real Estate Co. Ltd., Class A	61,100	29,838
	Cisen Pharmaceutical Co. Ltd., Class A	11,600	22,583
	CITIC Ltd.	771,000	744,165
	CITIC Press Corp., Class A	5,300	23,444
	CITIC Resources Holdings Ltd.	1,344,000	57,537
	CITIC Securities Co. Ltd., Class H	260,475	508,375
	City Development Environment Co. Ltd., Class A	10,800	16,490
*	Citychamp Watch & Jewellery Group Ltd.	440,000	60,938

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	CMGE Technology Group Ltd.	518,000	$68,147
	CMOC Group Ltd., Class H	126,000	69,017
	CMST Development Co. Ltd., Class A	63,900	43,570
*	CNFinance Holdings Ltd., ADR	6,181	14,959
	CNGR Advanced Material Co. Ltd., Class A	5,579	33,834
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,975	34,896
	CNOOC Energy Technology & Services Ltd., Class A	53,200	21,700
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,500	32,816
	COFCO Biotechnology Co. Ltd., Class A	60,100	50,007
#*	COFCO Joycome Foods Ltd.	1,033,000	200,697
	COFCO Sugar Holding Co. Ltd., Class A	41,100	48,377
	Comba Telecom Systems Holdings Ltd.	652,000	54,412
	Concord New Energy Group Ltd.	2,470,000	205,645
	Consun Pharmaceutical Group Ltd.	165,000	112,478
	Contec Medical Systems Co. Ltd., Class A	5,300	12,330
	Contemporary Amperex Technology Co. Ltd., Class A	25,560	540,167
*	Continental Aerospace Technologies Holding Ltd.	1,270,866	13,448
	COSCO SHIPPING Development Co. Ltd., Class H	1,119,000	111,867
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	358,000	332,875
	COSCO SHIPPING Holdings Co. Ltd., Class H	1,145,300	1,203,283
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	97,649
	COSCO SHIPPING Ports Ltd.	619,617	379,440
	Cosmopolitan International Holdings Ltd.	24,000	5,984
	CPMC Holdings Ltd.	299,000	257,648
	CQ Pharmaceutical Holding Co. Ltd., Class A	54,100	33,691
*	Crazy Sports Group Ltd.	846,000	9,658
	CRRC Corp. Ltd., Class H	518,000	240,763
Ω	CSC Financial Co. Ltd., Class H	71,000	54,066
	CSG Holding Co. Ltd., Class A	62,295	46,822
	CSPC Pharmaceutical Group Ltd.	2,924,800	2,151,744
	CSSC Hong Kong Shipping Co. Ltd.	478,000	91,719
	CSSC Science & Technology Co. Ltd., Class A	20,900	46,655
	CTS International Logistics Corp. Ltd., Class A	45,970	45,281
*	CWT International Ltd.	1,480,000	11,358
*	Da Ming International Holdings Ltd.	36,000	4,078
	Daan Gene Co. Ltd., Class A	38,400	39,809
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	45,400	24,956
	Dalipal Holdings Ltd.	118,000	61,355
	Daqin Railway Co. Ltd., Class A	167,965	174,751
	Dashang Co. Ltd., Class A	5,200	11,736
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	24,036	76,343
	Datang International Power Generation Co. Ltd., Class H	660,000	101,288
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	20,136
	DeHua TB New Decoration Materials Co. Ltd., Class A	15,800	21,492
*	Deppon Logistics Co. Ltd., Class A	15,200	28,162
	DHC Software Co. Ltd., Class A	48,900	34,055
	Dian Diagnostics Group Co. Ltd., Class A	15,300	37,110
	Digital China Group Co. Ltd., Class A	15,500	49,387
	Digital China Holdings Ltd.	278,000	72,670
	Digital China Information Service Group Co. Ltd., Class A	29,600	35,307
	Dingdang Health Technology Group Ltd.	98,000	19,074
	Do-Fluoride New Materials Co. Ltd., Class A	28,020	47,382
	Dong-E-E-Jiao Co. Ltd., Class A	3,800	27,812
	Dongfang Electric Corp. Ltd., Class H	84,200	72,096
	Dongfang Electronics Co. Ltd., Class A	26,700	26,721
	Dongfeng Motor Group Co. Ltd., Class H	952,000	367,635
	Dongguan Aohai Technology Co. Ltd., Class A	1,900	7,141
	Dongguan Development Holdings Co. Ltd., Class A	26,300	34,478
*	Dongjiang Environmental Co. Ltd., Class H	104,400	21,960

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dongxing Securities Co. Ltd., Class A	44,600	$49,322
	Dongyue Group Ltd.	803,000	539,713
*	DouYu International Holdings Ltd., ADR	47,088	36,404
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	127,000	37,060
#*Ω	East Buy Holding Ltd.	46,000	135,151
	East Group Co. Ltd., Class A	46,100	34,975
	East Money Information Co. Ltd., Class A	35,627	61,999
	E-Commodities Holdings Ltd.	660,000	125,220
	Ecovacs Robotics Co. Ltd., Class A	11,700	52,094
	Edan Instruments, Inc., Class A	24,900	28,938
	Edifier Technology Co. Ltd., Class A	17,400	29,411
	Edvantage Group Holdings Ltd.	109,630	30,498
	EEKA Fashion Holdings Ltd.	79,000	140,189
	Electric Connector Technology Co. Ltd., Class A	7,200	31,468
	Elion Energy Co. Ltd., Class A	92,870	29,644
	ENN Energy Holdings Ltd.	123,100	916,338
	ENN Natural Gas Co. Ltd., Class A	57,000	138,709
	Eoptolink Technology, Inc. Ltd., Class A	4,800	28,215
	Era Co. Ltd., Class A	31,300	20,393
	Essex Bio-technology Ltd.	122,000	40,144
	Eternal Asia Supply Chain Management Ltd., Class A	55,800	28,838
	EVA Precision Industrial Holdings Ltd.	414,000	36,183
	Eve Energy Co. Ltd., Class A	5,500	26,691
Ω	Everbright Securities Co. Ltd., Class H	80,600	50,069
*	EverChina International Holdings Co. Ltd.	335,000	5,103
#*Ω	Everest Medicines Ltd.	40,000	80,298
	Excellence Commercial Property & Facilities Management Group Ltd.	65,000	12,285
*	Fangda Carbon New Material Co. Ltd., Class A	52,700	32,466
*	Fangda Special Steel Technology Co. Ltd., Class A	69,640	41,142
*	Fanhua, Inc., Sponsored ADR	8,088	47,396
	Far East Horizon Ltd.	529,000	387,817
*	FAW Jiefang Group Co. Ltd., Class A	26,900	29,416
	FAWER Automotive Parts Co. Ltd., Class A	37,700	24,173
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	26,100	48,549
	Fibocom Wireless, Inc., Class A	19,400	37,234
*	FIH Mobile Ltd.	1,220,000	76,507
	Financial Street Holdings Co. Ltd., Class A	69,000	31,960
	FinVolution Group, ADR	40,595	195,262
	First Capital Securities Co. Ltd., Class A	45,400	33,252
	First Tractor Co. Ltd., Class H	102,000	67,098
	Flat Glass Group Co. Ltd., Class H	116,000	174,466
	Focus Media Information Technology Co. Ltd., Class A	134,300	105,789
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	14,518	68,781
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	17,400	16,254
	Fosun International Ltd.	713,572	374,465
*	Founder Holdings Ltd.	214,000	9,593
	Founder Securities Co. Ltd., Class A	54,100	52,084
*	Fountain SET Holdings Ltd.	350,000	16,590
	Foxconn Industrial Internet Co. Ltd., Class A	113,700	210,438
	Fu Shou Yuan International Group Ltd.	472,000	283,080
	Fufeng Group Ltd.	774,000	419,833
*††	Fuguiniao Co. Ltd.	37,999	0
	Fujian Boss Software Development Co. Ltd., Class A	10,320	19,593
	Fujian Funeng Co. Ltd., Class A	50,470	58,241
	Fujian Longking Co. Ltd., Class A	33,901	49,432
	Fujian Star-net Communication Co. Ltd., Class A	9,800	19,704
	Fujian Sunner Development Co. Ltd., Class A	29,700	61,927
	Fullshare Holdings Ltd.	50,500	4,257
	Fulu Holdings Ltd.	16,500	4,823

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	132,400	$598,569
Ω	Ganfeng Lithium Group Co. Ltd., Class H	122,080	326,113
	Gansu Energy Chemical Co. Ltd., Class A	69,800	28,687
	Gansu Shangfeng Cement Co. Ltd., Class A	23,880	24,696
	Gaona Aero Material Co. Ltd., Class A	15,680	32,081
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,600	40,274
	GCL Energy Technology Co. Ltd., Class A	23,400	29,677
	GCL Technology Holdings Ltd.	3,085,000	354,969
	GD Power Development Co. Ltd., Class A	38,900	24,244
#*	GDS Holdings Ltd., ADR	4,561	24,721
#*	GDS Holdings Ltd., Class A	318,300	213,185
	Geely Automobile Holdings Ltd.	1,597,000	1,513,730
	GEM Co. Ltd., Class A	43,800	27,473
	Gemdale Corp., Class A	83,500	47,033
	Gemdale Properties & Investment Corp. Ltd.	2,404,000	84,750
Ω	Genertec Universal Medical Group Co. Ltd.	314,500	160,894
	Genetron Holdings Ltd., ADR	5,509	20,824
*	Genimous Technology Co. Ltd., Class A	34,000	32,864
	Geovis Technology Co. Ltd., Class A	3,131	17,394
	GEPIC Energy Development Co. Ltd., Class A	30,000	21,346
	Getein Biotech, Inc., Class A	8,036	9,712
	GF Securities Co. Ltd., Class H	204,400	205,709
*Ω	Giant Biogene Holding Co. Ltd.	55,600	225,192
	Giant Network Group Co. Ltd., Class A	23,100	29,580
	GigaDevice Semiconductor, Inc., Class A	2,100	18,279
	Ginlong Technologies Co. Ltd., Class A	5,450	45,329
	Glarun Technology Co. Ltd., Class A	11,900	18,613
#*	Global New Material International Holdings Ltd.	55,000	24,492
*	Glorious Property Holdings Ltd.	1,282,000	1,654
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	36,339
	GoldenHome Living Co. Ltd., Class A	3,640	10,251
	Goldenmax International Group Ltd., Class A	21,100	19,366
	Goldpac Group Ltd.	120,000	21,828
	Goldwind Science & Technology Co. Ltd., Class H	253,547	92,612
*	GOME Retail Holdings Ltd.	2,956,000	17,471
	Goneo Group Co. Ltd., Class A	1,600	20,723
*	Goodbaby International Holdings Ltd.	422,000	31,683
	GoodWe Technologies Co. Ltd., Class A	2,614	33,963
*	Gotion High-tech Co. Ltd., Class A	13,660	35,561
*	Gracell Biotechnologies, Inc., ADR	3,301	33,736
	Grand Ocean Advanced Resources Co. Ltd.	160,000	5,626
	Grand Pharmaceutical Group Ltd., Class L	387,500	167,554
	Grandblue Environment Co. Ltd., Class A	13,500	28,881
*	Grandjoy Holdings Group Co. Ltd., Class A	95,900	36,666
	Great Wall Motor Co. Ltd., Class H	256,000	252,059
*	Greatview Aseptic Packaging Co. Ltd.	338,000	68,459
	Gree Electric Appliances, Inc. of Zhuhai, Class A	30,779	151,375
*	Gree Real Estate Co. Ltd., Class A	23,800	19,820
	Greentown China Holdings Ltd.	338,000	254,633
Ω	Greentown Management Holdings Co. Ltd.	200,000	121,728
	Greentown Service Group Co. Ltd.	486,000	150,159
	GRG Banking Equipment Co. Ltd., Class A	25,300	33,395
	GRG Metrology & Test Group Co. Ltd., Class A	20,800	32,831
	Grinm Advanced Materials Co. Ltd., Class A	10,300	13,765
	Guangdong Advertising Group Co. Ltd., Class A	30,400	19,969
	Guangdong Aofei Data Technology Co. Ltd., Class A	14,255	16,398
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	22,700	15,432
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	40,300	23,899

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	$17,392
	Guangdong Dongpeng Holdings Co. Ltd., Class A	17,100	17,722
	Guangdong Dowstone Technology Co. Ltd., Class A	8,500	10,307
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	13,419
	Guangdong Haid Group Co. Ltd., Class A	7,000	36,901
*	Guangdong HEC Technology Holding Co. Ltd., Class A	54,900	47,339
	Guangdong Hongda Holdings Group Co. Ltd., Class A	23,600	52,096
	Guangdong Hybribio Biotech Co. Ltd., Class A	21,988	21,031
	Guangdong Investment Ltd.	640,000	372,075
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	2,500	11,976
	Guangdong Provincial Expressway Development Co. Ltd., Class A	41,400	52,678
*	Guangdong Shirongzhaoye Co. Ltd., Class A	15,300	11,938
	Guangdong Sirio Pharma Co. Ltd., Class A	4,700	18,874
	Guangdong South New Media Co. Ltd., Class A	6,200	28,774
	Guangdong Tapai Group Co. Ltd., Class A	34,600	33,438
	Guangdong Topstar Technology Co. Ltd., Class A	10,500	15,856
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	27,500	46,847
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	57,100	19,472
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	20,200	33,945
	Guanghui Energy Co. Ltd., Class A	142,000	139,210
*	Guangshen Railway Co. Ltd., Class H	596,000	119,901
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	41,317
	Guangxi LiuYao Group Co. Ltd., Class A	7,500	17,755
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	101,100	30,684
	Guangzhou Automobile Group Co. Ltd., Class H	695,200	274,788
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	44,100	57,866
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	66,000	160,426
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	12,100	33,976
	Guangzhou KDT Machinery Co. Ltd., Class A	13,860	31,130
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	4,900	35,670
	Guangzhou Restaurant Group Co. Ltd., Class A	13,220	31,986
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	6,200	29,560
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	19,934	51,880
	Guangzhou Wondfo Biotech Co. Ltd., Class A	9,140	30,686
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	24,968	19,917
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	36,400	37,254
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	7,500	12,997
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	16,400	16,539
	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	8,000	7,819
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	65,071	54,276
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	72,400	37,316
	Guizhou Zhenhua E-chem, Inc., Class A	12,348	24,538
#*	Guolian Securities Co. Ltd., Class H	130,000	50,326
	Guomai Technologies, Inc., Class A	32,100	27,597
	Guosen Securities Co. Ltd., Class A	24,600	27,563
*	Guosheng Financial Holding, Inc., Class A	32,300	46,177
Ω	Guotai Junan Securities Co. Ltd., Class H	65,400	72,634
	Guoyuan Securities Co. Ltd., Class A	61,430	54,729
	H World Group Ltd., ADR	10,128	321,767
	H World Group Ltd.	81,800	256,396
#*Ω	Haichang Ocean Park Holdings Ltd.	1,256,000	135,011
Ω	Haidilao International Holding Ltd.	250,000	393,879
	Haier Smart Home Co. Ltd., Class A	47,100	146,729
	Haier Smart Home Co. Ltd., Class H	453,599	1,281,717
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	11,049
	Hainan Drinda New Energy Technology Co. Ltd., Class A	2,416	19,128
	Hainan Haide Capital Management Co. Ltd., Class A	30,800	39,472
*	Hainan Meilan International Airport Co. Ltd., Class H	67,000	50,312
	Hainan Poly Pharm Co. Ltd., Class A	13,400	31,926

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hainan Strait Shipping Co. Ltd., Class A	50,600	$38,371
	Haitian International Holdings Ltd.	270,000	600,994
	Haitong Securities Co. Ltd., Class H	372,000	171,470
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	424,000	50,008
	Hand Enterprise Solutions Co. Ltd., Class A	15,900	13,176
	Hang Zhou Great Star Industrial Co. Ltd., Class A	25,600	66,506
	Hangcha Group Co. Ltd., Class A	19,140	61,226
	Hangxiao Steel Structure Co. Ltd., Class A	78,900	31,517
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	27,600	26,210
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,200	10,682
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	6,100	15,505
	Hangzhou First Applied Material Co. Ltd., Class A	6,720	21,289
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	3,800	18,016
	Hangzhou Lion Microelectronics Co. Ltd., Class A	6,312	17,974
	Hangzhou Onechance Tech Corp., Class A	5,700	14,281
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	10,500	34,800
	Hangzhou Robam Appliances Co. Ltd., Class A	22,600	68,546
#Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	20,800	65,056
	Han's Laser Technology Industry Group Co. Ltd., Class A	24,700	56,793
Ω	Hansoh Pharmaceutical Group Co. Ltd.	140,000	210,272
	Haohua Chemical Science & Technology Co. Ltd., Class A	11,800	43,749
*Ω	Harbin Bank Co. Ltd., Class H	359,000	11,696
	Harbin Boshi Automation Co. Ltd., Class A	13,300	22,611
	Harbin Electric Co. Ltd., Class H	254,000	74,927
*	Harbin Pharmaceutical Group Co. Ltd., Class A	50,900	20,212
	HBIS Resources Co. Ltd., Class A	21,000	45,461
#*Ω	HBM Holdings Ltd.	148,000	30,272
	Health & Happiness H&H International Holdings Ltd.	95,500	124,757
*	Healthcare Co. Ltd., Class A	15,800	20,680
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	15,700	38,346
*	Hebei Sinopack Electronic Technology Co. Ltd., Class A	2,200	17,948
	Hefei Meiya Optoelectronic Technology, Inc., Class A	28,640	61,779
	Hefei Urban Construction Development Co. Ltd., Class A	42,600	34,629
	Heilongjiang Agriculture Co. Ltd., Class A	33,400	53,007
	Hello Group, Inc., Sponsored ADR	50,761	297,967
	Henan Jinma Energy Co. Ltd., Class H	22,000	3,157
	Henan Liliang Diamond Co. Ltd., Class A	4,500	16,439
	Henan Lingrui Pharmaceutical Co., Class A	16,300	38,440
	Henan Mingtai Al Industrial Co. Ltd., Class A	25,800	35,153
	Henan Pinggao Electric Co. Ltd., Class A	37,500	64,191
	Henan Shenhuo Coal & Power Co. Ltd., Class A	53,200	123,576
	Henan Shuanghui Investment & Development Co. Ltd., Class A	18,600	73,815
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,240	16,842
*	Henan Yicheng New Energy Co. Ltd., Class A	38,000	20,855
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	15,199
*	Henan Yuneng Holdings Co. Ltd., Class A	27,500	14,895
	Henan Zhongyuan Expressway Co. Ltd., Class A	51,100	25,736
	Hengan International Group Co. Ltd.	253,000	783,412
*	Hengdeli Holdings Ltd.	1,112,000	18,042
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	41,600	73,461
*	Hengli Petrochemical Co. Ltd., Class A	35,200	57,555
	Hengtong Optic-electric Co. Ltd., Class A	21,600	33,081
*	Hengyi Petrochemical Co. Ltd., Class A	74,250	64,466
	Hesteel Co. Ltd., Class A	335,900	97,342
	Hexing Electrical Co. Ltd., Class A	15,400	61,814
*	Hi Sun Technology China Ltd.	819,000	51,374
	Hisense Home Appliances Group Co. Ltd., Class H	128,000	307,289
	Hithink RoyalFlush Information Network Co. Ltd., Class A	1,900	30,458
	HLA Group Corp. Ltd., Class A	32,600	34,903

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Homeland Interactive Technology Ltd.	116,000	$40,006
	Hongfa Technology Co. Ltd., Class A	12,060	37,678
*	Honghua Group Ltd.	1,130,000	13,918
*	Hongli Zhihui Group Co. Ltd., Class A	18,300	15,846
	Hongta Securities Co. Ltd., Class A	18,450	18,843
#*Ω	Hope Education Group Co. Ltd.	1,608,000	61,710
*	Hopson Development Holdings Ltd.	555,186	256,668
#*	Horizon Construction Development Ltd.	19,592	6,714
	Hoyuan Green Energy Co. Ltd., Class A	16,828	57,904
*Ω	Hua Hong Semiconductor Ltd.	211,000	382,257
*	Hua Yin International Holdings Ltd.	385,000	4,268
	Huaan Securities Co. Ltd., Class A	21,720	13,568
	Huabao Flavours & Fragrances Co. Ltd., Class A	10,500	26,552
	Huadian Power International Corp. Ltd., Class H	272,000	130,442
	Huadong Medicine Co. Ltd., Class A	12,000	48,409
	Huafon Chemical Co. Ltd., Class A	55,200	46,969
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	44,600	20,628
*	Huafu Fashion Co. Ltd., Class A	26,800	11,389
	Huaibei Mining Holdings Co. Ltd., Class A	49,200	119,117
	Hualan Biological Engineering, Inc., Class A	15,869	38,915
*	Huaneng Power International, Inc., Class H	604,000	340,605
	Huapont Life Sciences Co. Ltd., Class A	52,000	30,556
Ω	Huatai Securities Co. Ltd., Class H	172,200	203,148
	Huaxi Securities Co. Ltd., Class A	66,300	68,825
	Huaxia Bank Co. Ltd., Class A	75,900	64,049
	Huaxin Cement Co. Ltd., Class A	33,600	61,605
	Huaxin Cement Co. Ltd., Class H	102,300	80,957
	Huayu Automotive Systems Co. Ltd., Class A	62,951	142,618
#	Huazhong In-Vehicle Holdings Co. Ltd.	142,000	41,745
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	146,300	53,810
	Hubei Dinglong Co. Ltd., Class A	6,400	15,413
	Hubei Energy Group Co. Ltd., Class A	31,500	19,017
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	7,200	25,280
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	22,800	95,677
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	64,522
	Huishang Bank Corp. Ltd., Class H	268,400	81,393
Ω	Huitongda Network Co. Ltd., Class H	6,200	23,275
	Huizhou Desay Sv Automotive Co. Ltd., Class A	2,600	30,837
	Humanwell Healthcare Group Co. Ltd., Class A	27,600	77,480
	Hunan Aihua Group Co. Ltd., Class A	11,300	25,337
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	51,000	18,534
	Hunan Gold Corp. Ltd., Class A	30,900	46,595
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	44,800	29,269
	Hunan Valin Steel Co. Ltd., Class A	202,040	153,634
	Hunan Zhongke Electric Co. Ltd., Class A	26,900	30,213
	Hundsun Technologies, Inc., Class A	12,176	35,638
*	HUYA, Inc., ADR	28,276	86,807
Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	56,200	183,149
*	Hytera Communications Corp. Ltd., Class A	62,600	42,801
*	HyUnion Holding Co. Ltd., Class A	21,900	15,840
#	Hywin Holdings Ltd., ADR	5,985	7,242
	IEIT Systems Co. Ltd., Class A	8,000	31,360
	IKD Co. Ltd., Class A	15,900	41,168
#*	I-Mab, Sponsored ADR	4,515	7,992
Ω	IMAX China Holding, Inc.	21,500	19,828
	Imeik Technology Development Co. Ltd., Class A	1,702	64,302
	Industrial & Commercial Bank of China Ltd., Class H	4,873,000	2,373,783
	Industrial Bank Co. Ltd., Class A	147,900	324,413
	Industrial Securities Co. Ltd., Class A	83,720	63,594

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Infore Environment Technology Group Co. Ltd., Class A	81,500	$50,425
Ω	Ingdan, Inc.	206,000	30,562
	Ingenic Semiconductor Co. Ltd., Class A	2,300	15,230
*	Inkeverse Group Ltd.	168,000	16,022
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	306,400	60,579
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	62,200	128,110
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	39,788	55,034
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	174,700	86,605
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	34,767
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	16,900	20,267
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	57,200	216,030
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	78,600	57,291
*Ω	InnoCare Pharma Ltd.	119,000	81,076
*Ω	Innovent Biologics, Inc.	33,500	134,969
	Innuovo Technology Co. Ltd., Class A	19,000	12,636
	Inspur Digital Enterprise Technology Ltd.	132,000	33,137
	Intco Medical Technology Co. Ltd., Class A	19,526	52,984
	Intron Technology Holdings Ltd.	23,000	5,655
#*	iQIYI, Inc., ADR	130,321	436,575
	IReader Technology Co. Ltd., Class A	7,700	16,579
	IVD Medical Holding Ltd.	114,000	25,467
	JA Solar Technology Co. Ltd., Class A	40,260	95,860
	Jade Bird Fire Co. Ltd., Class A	25,070	42,413
	Jafron Biomedical Co. Ltd., Class A	10,500	26,156
	Jason Furniture Hangzhou Co. Ltd., Class A	10,900	51,528
	JCET Group Co. Ltd., Class A	35,400	110,570
*Ω	JD Health International, Inc.	105,250	347,302
*Ω	JD Logistics, Inc.	9,500	8,295
	JD.com, Inc., Class A	189,657	2,138,598
	Jenkem Technology Co. Ltd., Class A	866	8,702
	JH Educational Technology, Inc.	62,000	5,959
	Jiajiayue Group Co. Ltd., Class A	10,300	15,054
	Jiangling Motors Corp. Ltd., Class A	9,800	28,628
	Jiangsu Azure Corp., Class A	22,300	20,597
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	65,800	63,011
	Jiangsu Cnano Technology Co. Ltd., Class A	6,886	17,837
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	29,060	37,076
	Jiangsu Eastern Shenghong Co. Ltd., Class A	30,900	42,585
	Jiangsu Expressway Co. Ltd., Class H	216,000	206,232
	Jiangsu Guomao Reducer Co. Ltd., Class A	15,220	24,421
	Jiangsu Guotai International Group Co. Ltd., Class A	47,900	45,612
	Jiangsu Guoxin Corp. Ltd., Class A	22,900	22,376
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	4,200	24,527
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,717	38,886
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	4,233	22,137
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	22,200	27,137
	Jiangsu Huaxicun Co. Ltd., Class A	24,200	21,768
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	72,583	36,917
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	7,400	12,336
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	30,848
	Jiangsu King's Luck Brewery JSC Ltd., Class A	7,987	49,279
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	17,475	43,008
	Jiangsu Linyang Energy Co. Ltd., Class A	45,100	34,685
*	Jiangsu Lopal Tech Co. Ltd., Class A	13,900	17,443
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	8,200	23,361
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	18,500	59,980
	Jiangsu Pacific Quartz Co. Ltd., Class A	4,700	46,842
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	30,300	38,483

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Shagang Co. Ltd., Class A	51,900	$23,999
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	23,500	19,208
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	17,080	21,405
	Jiangsu Sopo Chemical Co., Class A	19,000	16,360
	Jiangsu ToLand Alloy Co. Ltd., Class A	7,760	22,190
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	14,000	178,415
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,190	56,109
	Jiangsu Yoke Technology Co. Ltd., Class A	2,400	12,952
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	15,600	69,295
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	85,720	46,804
	Jiangsu Zhongtian Technology Co. Ltd., Class A	25,700	41,435
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	118,800	42,245
	Jiangxi Copper Co. Ltd., Class H	345,000	482,493
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	12,700	12,688
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	13,500	16,016
	Jiangxi Wannianqing Cement Co. Ltd., Class A	38,100	34,589
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	6,000	16,607
	Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	50,153
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	36,500	24,972
	Jiayou International Logistics Co. Ltd., Class A	22,132	60,583
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	29,800	58,730
*	Jilin Chemical Fibre, Class A	45,300	16,087
	Jilin Electric Power Co. Ltd., Class A	44,000	24,450
	Jinchuan Group International Resources Co. Ltd.	653,000	47,714
	Jinduicheng Molybdenum Co. Ltd., Class A	61,600	78,350
	Jingjin Equipment, Inc., Class A	11,900	29,024
	Jinhui Liquor Co. Ltd., Class A	8,000	22,025
#	JinkoSolar Holding Co. Ltd., ADR	12,104	317,488
	Jinmao Property Services Co. Ltd.	30,120	6,332
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	41,400	70,400
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	33,900	12,873
	Jinneng Science&Technology Co. Ltd., Class A	32,000	31,155
*Ω	Jinxin Fertility Group Ltd.	166,000	46,086
	Jinyu Bio-Technology Co. Ltd., Class A	10,700	12,149
	JiuGui Liquor Co. Ltd., Class A	3,100	26,856
Ω	Jiumaojiu International Holdings Ltd.	345,000	203,209
	Jiuzhitang Co. Ltd., Class A	27,700	31,537
	Jizhong Energy Resources Co. Ltd., Class A	110,900	116,576
	JL Mag Rare-Earth Co. Ltd., Class A	13,440	27,675
	JNBY Design Ltd.	88,500	112,964
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	39,300	58,846
	Joinn Laboratories China Co. Ltd., Class A	14,624	33,708
	Jointo Energy Investment Co. Ltd. Hebei, Class A	23,500	15,499
	Jointown Pharmaceutical Group Co. Ltd., Class A	103,465	100,332
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,100	40,131
	Joy City Property Ltd.	1,858,000	49,784
	Joyoung Co. Ltd., Class A	17,316	25,464
Ω	JS Global Lifestyle Co. Ltd.	407,000	62,925
	JSTI Group, Class A	30,744	21,097
	Ju Teng International Holdings Ltd.	328,000	51,922
	Juewei Food Co. Ltd., Class A	14,600	40,813
*	Juneyao Airlines Co. Ltd., Class A	35,100	58,200
*Ω	JW Cayman Therapeutics Co. Ltd.	55,500	11,949
*	JY Grandmark Holdings Ltd.	98,000	12,515
	Kaishan Group Co. Ltd., Class A	13,200	23,103
*Ω	Kangda International Environmental Co. Ltd.	244,000	8,153
	Kangji Medical Holdings Ltd.	101,000	75,162
*	Kasen International Holdings Ltd.	310,000	12,027
	KBC Corp. Ltd., Class A	1,808	11,548

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Keboda Technology Co. Ltd., Class A	1,800	$13,420
*	Keeson Technology Corp. Ltd., Class A	8,576	13,104
	Kehua Data Co. Ltd., Class A	9,400	27,553
	Keshun Waterproof Technologies Co. Ltd., Class A	19,100	13,467
*	Kidswant Children Products Co. Ltd., Class A	16,200	14,842
	Kinetic Development Group Ltd.	366,000	28,943
	Kingboard Holdings Ltd.	273,500	486,804
	Kingboard Laminates Holdings Ltd.	427,500	256,936
	KingClean Electric Co. Ltd., Class A	9,180	24,231
	Kingsoft Corp. Ltd.	204,400	497,255
*	Ko Yo Chemical Group Ltd.	976,000	10,262
	Konfoong Materials International Co. Ltd., Class A	3,000	16,432
*	Konka Group Co. Ltd., Class A	49,000	21,421
	KPC Pharmaceuticals, Inc., Class A	12,100	30,976
*Ω	Kuaishou Technology	31,700	159,779
*	Kuang-Chi Technologies Co. Ltd., Class A	6,500	10,788
	Kunlun Energy Co. Ltd.	1,426,000	1,277,549
*	Kunlun Tech Co. Ltd., Class A	4,900	20,353
	Kunshan Dongwei Technology Co. Ltd., Class A	1,652	8,030
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	7,920	22,736
	Kweichow Moutai Co. Ltd., Class A	5,138	1,150,030
#*	KWG Group Holdings Ltd.	477,000	26,975
*	KWG Living Group Holdings Ltd.	325,750	15,090
*	Lakala Payment Co. Ltd., Class A	12,300	22,411
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	25,500	15,574
	Lao Feng Xiang Co. Ltd., Class A	6,800	58,714
	Laobaixing Pharmacy Chain JSC, Class A	17,210	65,047
	LB Group Co. Ltd., Class A	47,900	107,496
	Lee & Man Chemical Co. Ltd.	62,000	21,588
	Lee & Man Paper Manufacturing Ltd.	551,000	148,249
	Lee's Pharmaceutical Holdings Ltd.	149,500	25,511
Ω	Legend Holdings Corp., Class H	210,600	167,842
	Lenovo Group Ltd.	1,526,000	1,597,830
	Lens Technology Co. Ltd., Class A	60,400	87,862
*	Leo Group Co. Ltd., Class A	204,800	58,721
	Lepu Medical Technology Beijing Co. Ltd., Class A	18,700	34,157
	Levima Advanced Materials Corp., Class A	13,200	26,431
	LexinFintech Holdings Ltd., ADR	38,480	69,649
	Leyard Optoelectronic Co. Ltd., Class A	75,300	47,349
#*	Li Auto, Inc., ADR	8,463	234,256
*	Li Auto, Inc., Class A	10,100	139,611
	Li Ning Co. Ltd.	803,500	1,716,535
	Lianhe Chemical Technology Co. Ltd., Class A	30,100	28,230
*	Liao Ning Oxiranchem, Inc., Class A	9,800	6,985
	Liaoning Cheng Da Co. Ltd., Class A	20,500	29,528
	Lier Chemical Co. Ltd., Class A	27,380	37,222
*	Lifestyle China Group Ltd.	232,000	20,799
*	Lifetech Scientific Corp.	812,000	177,537
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	47,900	16,387
	Lingyi iTech Guangdong Co., Class A	102,700	67,860
Ω	Linklogis, Inc., Class B	315,000	45,518
*	Liuzhou Iron & Steel Co. Ltd., Class A	44,400	18,054
	Livzon Pharmaceutical Group, Inc., Class H	43,471	132,335
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,100	25,840
	LK Technology Holdings Ltd.	179,750	70,399
	Loncin Motor Co. Ltd., Class A	55,897	35,698
Ω	Longfor Group Holdings Ltd.	694,500	770,066
	Longhua Technology Group Luoyang Co. Ltd., Class A	10,400	7,975
	LONGi Green Energy Technology Co. Ltd., Class A	67,444	181,819

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Longshine Technology Group Co. Ltd., Class A	25,000	$37,629
	Lonking Holdings Ltd.	809,000	130,935
	Luenmei Quantum Co. Ltd., Class A	19,608	15,339
	Luoniushan Co. Ltd., Class A	26,700	18,418
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	15,000	9,099
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	6,400	20,117
*	Lushang Freda Pharmaceutical Co. Ltd., Class A	22,600	23,710
	Luxi Chemical Group Co. Ltd., Class A	47,000	60,509
	Luxshare Precision Industry Co. Ltd., Class A	37,949	134,572
*Ω	Luye Pharma Group Ltd.	595,500	199,998
	Luzhou Laojiao Co. Ltd., Class A	9,000	184,425
#*	LVGEM China Real Estate Investment Co. Ltd.	246,000	19,029
	Maanshan Iron & Steel Co. Ltd., Class H	496,000	74,994
	Maccura Biotechnology Co. Ltd., Class A	16,300	26,657
	Mango Excellent Media Co. Ltd., Class A	38,502	114,689
*Ω	Maoyan Entertainment	88,400	96,490
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,400	19,135
Ω	Medlive Technology Co. Ltd.	31,500	24,821
	Meilleure Health International Industry Group Ltd.	444,000	11,369
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	43,300	29,471
#Ω	Meitu, Inc.	301,500	89,307
*Ω	Meituan, Class B	105,220	846,308
	Metallurgical Corp. of China Ltd., Class H	834,000	163,211
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,200	18,420
#*	Microport Scientific Corp.	69,800	51,548
Ω	Midea Real Estate Holding Ltd.	92,800	49,719
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	5,800	33,135
	Min Xin Holdings Ltd.	48,000	17,028
	Ming Yang Smart Energy Group Ltd., Class A	26,100	32,709
*	Ming Yuan Cloud Group Holdings Ltd.	216,000	57,417
*	Mingfa Group International Co. Ltd.	299,000	8,050
	MINISO Group Holding Ltd.	39,800	168,335
*	Minmetals Land Ltd.	846,000	29,470
	Minth Group Ltd.	312,000	505,731
	MLS Co. Ltd., Class A	42,600	41,099
*	MMG Ltd.	1,268,000	322,402
*Ω	Mobvista, Inc.	118,000	43,070
	Monalisa Group Co. Ltd., Class A	12,400	19,549
*	Morimatsu International Holdings Co. Ltd.	30,000	15,129
*Ω	Mulsanne Group Holding Ltd.	28,500	3,609
	Muyuan Foods Co. Ltd., Class A	51,567	253,457
	MYS Group Co. Ltd., Class A	22,300	9,189
*	NanJi E-Commerce Co. Ltd., Class A	47,100	20,029
	Nanjing Hanrui Cobalt Co. Ltd., Class A	4,100	12,312
	Nanjing Iron & Steel Co. Ltd., Class A	119,200	61,421
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	19,830	35,976
*	Nanjing Sample Technology Co. Ltd., Class H	45,500	5,379
	Nanjing Securities Co. Ltd., Class A	25,800	26,780
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	30,600	25,842
	Nantong Jianghai Capacitor Co. Ltd., Class A	25,600	49,964
	NARI Technology Co. Ltd., Class A	39,532	115,629
*	National Silicon Industry Group Co. Ltd., Class A	7,757	15,312
	NAURA Technology Group Co. Ltd., Class A	1,300	41,122
*	NavInfo Co. Ltd., Class A	31,400	28,370
*	Nayuki Holdings Ltd.	127,000	41,022
	NetDragon Websoft Holdings Ltd.	94,000	128,752
	NetEase, Inc., ADR	20,056	1,958,268
	New China Life Insurance Co. Ltd., Class H	203,400	362,995
	New Hope Dairy Co. Ltd., Class A	18,400	24,315

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	New Hope Liuhe Co. Ltd., Class A	31,400	$35,806
*	New World Department Store China Ltd.	96,000	4,588
*	Newborn Town, Inc.	92,000	21,179
	Newland Digital Technology Co. Ltd., Class A	17,900	39,348
	Nexteer Automotive Group Ltd.	346,000	156,780
#*	Nine Dragons Paper Holdings Ltd.	668,000	247,485
	Ninestar Corp., Class A	11,100	29,929
	Ningbo Construction Co. Ltd., Class A	28,900	15,161
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	6,200	17,904
	Ningbo Huaxiang Electronic Co. Ltd., Class A	21,900	34,524
	Ningbo Joyson Electronic Corp., Class A	32,700	65,864
	Ningbo Orient Wires & Cables Co. Ltd., Class A	10,700	52,664
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	10,225	40,523
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	15,422	44,380
	Ningbo Tuopu Group Co. Ltd., Class A	5,200	35,328
	Ningbo Xusheng Group Co. Ltd., Class A	9,388	17,604
	Ningbo Yunsheng Co. Ltd., Class A	34,900	27,164
	Ningxia Baofeng Energy Group Co. Ltd., Class A	59,600	110,778
	Ningxia Jiaze New Energy Co. Ltd., Class A	51,600	22,916
#*	NIO, Inc., ADR	15,478	86,986
*	NIO, Inc., Class A	27,230	152,839
*	Niu Technologies, Sponsored ADR	9,365	16,482
Ω	Nongfu Spring Co. Ltd., Class H	75,400	409,207
	Norinco International Cooperation Ltd., Class A	25,280	38,250
	North Huajin Chemical Industries Co. Ltd., Class A	47,400	33,143
	North Industries Group Red Arrow Co. Ltd., Class A	17,500	27,772
	Northeast Pharmaceutical Group Co. Ltd., Class A	30,474	18,871
	Northeast Securities Co. Ltd., Class A	59,500	55,407
	Northking Information Technology Co. Ltd., Class A	8,232	15,669
	NSFOCUS Technologies Group Co. Ltd., Class A	16,100	14,583
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	8,200	6,642
*Ω	Ocumension Therapeutics	46,000	29,623
*	Offcn Education Technology Co. Ltd., Class A	121,700	59,802
	Offshore Oil Engineering Co. Ltd., Class A	83,400	65,015
	Olympic Circuit Technology Co. Ltd., Class A	6,400	12,173
	Oppein Home Group, Inc., Class A	8,100	69,178
	Opple Lighting Co. Ltd., Class A	10,400	22,847
	ORG Technology Co. Ltd., Class A	67,184	35,646
*	Orient Group, Inc., Class A	113,200	27,125
	Orient Overseas International Ltd.	39,500	589,664
Ω	Orient Securities Co. Ltd., Class H	181,600	70,746
*	Oriental Energy Co. Ltd., Class A	38,900	52,622
	Oriental Pearl Group Co. Ltd., Class A	64,000	60,869
	Ovctek China, Inc., Class A	19,080	46,301
*	Overseas Chinese Town Asia Holdings Ltd.	2,000	55
	Pacific Online Ltd.	129,000	8,012
*	Pacific Securities Co. Ltd., Class A	58,200	26,092
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	91,500	35,963
	PAX Global Technology Ltd.	334,000	233,424
*	PCI Technology Group Co. Ltd., Class A	48,840	31,156
*	PDD Holdings, Inc., ADR	33,044	4,192,292
*Ω	Peijia Medical Ltd.	89,000	51,149
*	Peking University Resources Holdings Co. Ltd.	2,136,000	20,297
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	19,559
	People's Insurance Co. Group of China Ltd. , Class H	1,098,000	341,344
	Perennial Energy Holdings Ltd.	80,000	9,314
	Perfect World Co. Ltd., Class A	29,000	38,618
	PetroChina Co. Ltd., Class H	3,612,000	2,612,797
	PharmaBlock Sciences Nanjing, Inc., Class A	6,200	23,978

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Pharmaron Beijing Co. Ltd., Class H	53,175	$68,844
	PhiChem Corp., Class A	7,100	11,298
*	Phoenix Media Investment Holdings Ltd.	556,000	15,952
	PICC Property & Casualty Co. Ltd., Class H	1,308,000	1,626,975
	Ping An Bank Co. Ltd., Class A	152,600	201,253
#*Ω	Ping An Healthcare & Technology Co. Ltd.	122,000	175,161
	Ping An Insurance Group Co. of China Ltd., Class H	868,500	3,650,775
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	113,307
	PNC Process Systems Co. Ltd., Class A	9,640	31,810
	Poly Developments & Holdings Group Co. Ltd., Class A	31,800	42,438
	Poly Property Group Co. Ltd.	777,189	142,133
	Poly Property Services Co. Ltd., Class H	55,000	195,113
	Pony Testing International Group Co. Ltd., Class A	8,800	10,470
Ω	Pop Mart International Group Ltd.	115,400	258,799
Ω	Postal Savings Bank of China Co. Ltd., Class H	999,000	480,428
	Pou Sheng International Holdings Ltd.	921,000	69,599
	Power Construction Corp. of China Ltd., Class A	119,400	83,728
	Prinx Chengshan Holdings Ltd.	37,000	33,648
#	Productive Technologies Co. Ltd.	334,000	16,005
	Pylon Technologies Co. Ltd., Class A	1,246	13,882
*	Q Technology Group Co. Ltd.	154,000	54,337
	Qianhe Condiment & Food Co. Ltd., Class A	15,292	29,773
	Qifu Technology, Inc., ADR	39,538	567,370
	Qingdao East Steel Tower Stock Co. Ltd., Class A	49,100	44,915
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	8,600	13,138
	Qingdao Gon Technology Co. Ltd., Class A	8,700	21,337
	Qingdao Haier Biomedical Co. Ltd., Class A	7,763	30,628
	Qingdao Hanhe Cable Co. Ltd., Class A	53,333	25,788
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,540	24,600
Ω	Qingdao Port International Co. Ltd., Class H	81,000	45,335
*	Qingdao Rural Commercial Bank Corp., Class A	200,200	72,778
*	Qingdao Sentury Tire Co. Ltd., Class A	14,800	58,753
	Qingdao TGOOD Electric Co. Ltd., Class A	22,700	53,251
	Qingdao Topscomm Communication, Inc., Class A	24,300	24,825
*	Qinghai Salt Lake Industry Co. Ltd., Class A	10,800	21,572
*	Qingling Motors Co. Ltd., Class H	330,000	26,966
	Qinhuangdao Port Co. Ltd., Class H	200,500	34,610
*	Qudian, Inc., Sponsored ADR	72,373	149,088
	Quectel Wireless Solutions Co. Ltd., Class A	6,440	31,106
*	Radiance Holdings Group Co. Ltd.	65,000	25,114
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	21,924
*	Rastar Group, Class A	39,100	15,740
	Raytron Technology Co. Ltd., Class A	3,690	17,004
*	Realcan Pharmaceutical Group Co. Ltd., Class A	44,600	16,661
Ω	Red Star Macalline Group Corp. Ltd., Class H	176,268	40,934
#*††Ω	Redco Properties Group Ltd.	656,000	41,955
	Renhe Pharmacy Co. Ltd., Class A	37,500	29,901
	Rianlon Corp., Class A	9,300	28,139
	Richinfo Technology Co. Ltd., Class A	11,600	24,305
	Risen Energy Co. Ltd., Class A	29,600	60,708
*	RiseSun Real Estate Development Co. Ltd., Class A	117,500	25,262
	Riyue Heavy Industry Co. Ltd., Class A	25,900	34,958
	Rockchip Electronics Co. Ltd., Class A	1,900	12,241
	Rongan Property Co. Ltd., Class A	57,100	18,451
	RongFa Nuclear Equipment Co. Ltd., Class A	26,400	14,465
	Rongsheng Petrochemical Co. Ltd., Class A	35,350	46,620
*	Roshow Technology Co. Ltd., Class A	36,600	26,178
	Ruida Futures Co. Ltd., Class A	9,100	15,942
	Runjian Co. Ltd., Class A	5,100	20,598

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sai Micro Electronics, Inc., Class A	7,200	$17,946
	SAIC Motor Corp. Ltd., Class A	38,465	73,322
	Sailun Group Co. Ltd., Class A	49,600	83,392
*	Sangfor Technologies, Inc., Class A	2,700	20,519
	Sanquan Food Co. Ltd., Class A	14,960	24,027
	Sansteel Minguang Co. Ltd. Fujian, Class A	71,500	36,956
	Sansure Biotech, Inc., Class A	14,206	35,624
	Sany Heavy Equipment International Holdings Co. Ltd.	370,000	240,814
	Sany Heavy Industry Co. Ltd., Class A	33,700	61,467
*	Satellite Chemical Co. Ltd., Class A	80,627	153,500
	SDIC Power Holdings Co. Ltd., Class A	35,400	69,065
	Sealand Securities Co. Ltd., Class A	106,219	47,816
#*	Seazen Group Ltd.	1,002,761	137,891
*	Seazen Holdings Co. Ltd., Class A	35,000	48,238
#	S-Enjoy Service Group Co. Ltd.	103,000	34,113
	SF Holding Co. Ltd., Class A	41,900	206,296
	Shaanxi Coal Industry Co. Ltd., Class A	115,700	390,424
*	Shaanxi Construction Machinery Co. Ltd., Class A	31,900	12,988
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	134,550	181,322
	Shandong Bohui Paper Industrial Co. Ltd., Class A	35,500	25,704
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	27,542	58,048
*	Shandong Chenming Paper Holdings Ltd., Class H	114,250	23,785
	Shandong Dawn Polymer Co. Ltd., Class A	8,200	11,180
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	27,500	25,381
Ω	Shandong Gold Mining Co. Ltd., Class H	92,000	132,452
	Shandong Head Group Co. Ltd., Class A	6,900	14,290
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	15,300	56,892
	Shandong Hi-speed Co. Ltd., Class A	12,100	12,863
	Shandong Hi-Speed New Energy Group Ltd.	188,914	44,248
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	27,500	20,592
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,930	115,182
*	Shandong Humon Smelting Co. Ltd., Class A	22,300	28,528
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	5,600	10,030
	Shandong Linglong Tyre Co. Ltd., Class A	16,895	46,169
	Shandong Nanshan Aluminum Co. Ltd., Class A	227,335	90,819
	Shandong Pharmaceutical Glass Co. Ltd., Class A	15,200	49,897
	Shandong Publishing & Media Co. Ltd., Class A	46,300	62,649
	Shandong Sun Paper Industry JSC Ltd., Class A	64,200	108,694
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	4,500	33,856
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	884,800	565,212
	Shandong Xiantan Co. Ltd., Class A	21,200	18,120
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	92,200	59,219
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	24,800	34,402
	Shanghai Aiko Solar Energy Co. Ltd., Class A	29,800	57,449
	Shanghai AJ Group Co. Ltd., Class A	48,900	32,278
	Shanghai AtHub Co. Ltd., Class A	12,320	27,014
	Shanghai Bailian Group Co. Ltd., Class A	42,400	51,322
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	18,300	50,387
	Shanghai Baolong Automotive Corp., Class A	5,500	32,080
	Shanghai Baosight Software Co. Ltd., Class A	6,170	35,224
	Shanghai Belling Co. Ltd., Class A	12,200	20,483
	Shanghai Chinafortune Co. Ltd., Class A	20,100	39,194
	Shanghai Construction Group Co. Ltd., Class A	167,228	54,089
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	19,005	32,618
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	1,000	147
*	Shanghai Electric Group Co. Ltd., Class H	538,000	100,684
	Shanghai Electric Power Co. Ltd., Class A	34,100	37,726
	Shanghai Environment Group Co. Ltd., Class A	29,000	34,824
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	80,000	135,833

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	78,000	$93,003
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	13,000	3,660
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	5,400	22,729
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	5,712	16,303
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	17,000	41,866
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	7,600	31,575
	Shanghai Industrial Holdings Ltd.	170,000	208,251
	Shanghai Industrial Urban Development Group Ltd.	1,013,600	44,196
	Shanghai INT Medical Instruments Co. Ltd., Class H	18,200	65,467
*	Shanghai International Airport Co. Ltd., Class A	4,100	18,930
	Shanghai Jahwa United Co. Ltd., Class A	11,300	28,218
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,500	26,448
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	19,228
*	Shanghai Kinetic Medical Co. Ltd., Class A	22,100	15,772
	Shanghai Liangxin Electrical Co. Ltd., Class A	16,600	16,147
	Shanghai Lingang Holdings Corp. Ltd., Class A	17,400	23,822
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	21,300	26,902
	Shanghai M&G Stationery, Inc., Class A	7,700	32,863
	Shanghai Maling Aquarius Co. Ltd., Class A	21,800	18,475
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	30,493
	Shanghai Medicilon, Inc., Class A	1,936	11,450
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,991	44,277
	Shanghai Moons' Electric Co. Ltd., Class A	2,400	12,415
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	240,600	340,090
	Shanghai Pioneer Holding Ltd.	237,000	52,253
	Shanghai Pret Composites Co. Ltd., Class A	11,200	13,614
	Shanghai Pudong Construction Co. Ltd., Class A	21,500	20,791
	Shanghai Pudong Development Bank Co. Ltd., Class A	147,134	140,095
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	18,277	41,888
	Shanghai QiFan Cable Co. Ltd., Class A	12,300	26,285
	Shanghai RAAS Blood Products Co. Ltd., Class A	48,000	43,031
	Shanghai Runda Medical Technology Co. Ltd., Class A	12,100	25,339
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	42,600	51,421
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,500	26,120
	Shanghai Stonehill Technology Co. Ltd., Class A	87,100	29,960
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	20,387
	Shanghai Tunnel Engineering Co. Ltd., Class A	82,200	68,053
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	27,163
	Shanghai Wanye Enterprises Co. Ltd., Class A	14,160	23,461
	Shanghai Yaoji Technology Co. Ltd., Class A	9,800	27,409
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	3,700	6,118
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,570	52,614
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	8,300	18,395
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	28,700	17,104
	Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	26,395
	Shanxi Coking Co. Ltd., Class A	78,560	51,555
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	129,200	189,097
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	42,510	67,124
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	70,500	232,781
*	Shanxi Meijin Energy Co. Ltd., Class A	71,000	53,000
	Shanxi Securities Co. Ltd., Class A	61,360	42,327
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	159,000	79,030
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,040	140,765
*	Shanying International Holding Co. Ltd., Class A	140,300	33,378
	Shede Spirits Co. Ltd., Class A	3,200	36,903
	Shenergy Co. Ltd., Class A	31,800	32,130
*	Shengda Resources Co. Ltd., Class A	12,200	14,661
	Shenghe Resources Holding Co. Ltd., Class A	28,400	32,610
#*Ω	Shengjing Bank Co. Ltd., Class H	152,500	13,624

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shennan Circuits Co. Ltd., Class A	7,085	$52,148
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	277,600	47,944
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	1,100	22,108
	Shenzhen Agricultural Products Group Co. Ltd., Class A	41,200	33,493
*	Shenzhen Airport Co. Ltd., Class A	46,800	40,392
	Shenzhen Aisidi Co. Ltd., Class A	36,600	41,288
	Shenzhen Capchem Technology Co. Ltd., Class A	5,760	29,845
	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	9,387
	Shenzhen Cereals Holdings Co. Ltd., Class A	21,100	19,629
	Shenzhen Colibri Technologies Co. Ltd., Class A	7,300	12,704
*	Shenzhen Comix Group Co. Ltd., Class A	13,300	10,755
	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	13,561
	Shenzhen Desay Battery Technology Co., Class A	13,228	37,645
	Shenzhen Dynanonic Co. Ltd., Class A	3,664	21,184
	Shenzhen Energy Group Co. Ltd., Class A	33,500	28,942
	Shenzhen Envicool Technology Co. Ltd., Class A	10,470	28,021
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	34,280	40,131
	Shenzhen Expressway Corp. Ltd., Class H	178,000	142,866
*	Shenzhen FRD Science & Technology Co. Ltd., Class A	8,400	13,401
	Shenzhen Gas Corp. Ltd., Class A	35,600	31,540
	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	22,557
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	10,900	15,500
#Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	64,500	20,925
	Shenzhen Heungkong Holding Co. Ltd., Class A	67,300	15,469
	Shenzhen Huaqiang Industry Co. Ltd., Class A	16,100	20,893
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	51,474
	Shenzhen International Holdings Ltd.	560,555	461,334
	Shenzhen Investment Ltd.	1,235,262	173,924
	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	22,788
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	26,500	15,907
	Shenzhen Kaifa Technology Co. Ltd., Class A	16,300	27,053
	Shenzhen Kedali Industry Co. Ltd., Class A	6,700	63,092
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	13,300	19,107
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	22,200	52,248
	Shenzhen Kinwong Electronic Co. Ltd., Class A	14,300	34,611
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	17,200	47,873
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	9,500	10,601
	Shenzhen Leaguer Co. Ltd., Class A	45,100	40,518
	Shenzhen Megmeet Electrical Co. Ltd., Class A	15,400	41,853
	Shenzhen Microgate Technology Co. Ltd., Class A	11,900	11,751
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,621	172,998
	Shenzhen MTC Co. Ltd., Class A	130,000	85,754
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	82,000	28,893
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	4,600	44,288
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	50,400	19,267
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	112,906	46,461
	Shenzhen SC New Energy Technology Corp., Class A	7,600	59,880
	Shenzhen SED Industry Co. Ltd., Class A	11,400	27,895
	Shenzhen SEG Co. Ltd., Class A	23,000	21,989
	Shenzhen Senior Technology Material Co. Ltd., Class A	28,132	42,626
	Shenzhen Sunlord Electronics Co. Ltd., Class A	14,100	43,497
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	4,400	13,844
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	32,600	34,200
	Shenzhen Sunway Communication Co. Ltd., Class A	11,500	26,766
	Shenzhen Tagen Group Co. Ltd., Class A	50,500	31,720
	Shenzhen Topband Co. Ltd., Class A	20,900	21,055
	Shenzhen Transsion Holdings Co. Ltd., Class A	1,261	24,003
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	1,900	7,012
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	34,383	28,184

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen World Union Group, Inc., Class A	62,600	$18,139
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	69,200	44,152
	Shenzhen Yinghe Technology Co. Ltd., Class A	12,800	26,271
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	11,600	9,568
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	20,300	65,460
	Shenzhen Zhenye Group Co. Ltd., Class A	50,900	29,611
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	43,251
	Shenzhou International Group Holdings Ltd.	45,800	407,868
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	48,550	51,400
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	33,840	92,814
*††	Shimao Group Holdings Ltd.	78,500	4,433
	Shinghwa Advanced Material Group Co. Ltd., Class A	3,100	14,918
	Shinva Medical Instrument Co. Ltd., Class A	10,200	28,424
#	Shoucheng Holdings Ltd.	738,800	129,312
	Shougang Fushan Resources Group Ltd.	925,525	365,691
*	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	16,334
	Shui On Land Ltd.	1,562,500	140,220
*	Siasun Robot & Automation Co. Ltd., Class A	11,600	14,784
	Sichuan Chengfei Integration Technology Corp., Class A	7,200	14,861
	Sichuan Chuantou Energy Co. Ltd., Class A	27,500	59,510
	Sichuan Development Lomon Co. Ltd., Class A	39,300	32,069
	Sichuan Expressway Co. Ltd., Class H	138,000	44,124
	Sichuan Furong Technology Co. Ltd., Class A	11,200	15,550
*	Sichuan Haite High-tech Co. Ltd., Class A	23,100	23,014
	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	66,242
*	Sichuan Hexie Shuangma Co. Ltd., Class A	11,400	25,627
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	3,510	8,916
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	23,719	76,448
*	Sichuan Lutianhua Co. Ltd., Class A	47,700	25,901
*	Sichuan New Energy Power Co. Ltd., Class A	33,700	46,993
	Sichuan Road & Bridge Group Co. Ltd., Class A	111,300	124,631
	Sichuan Swellfun Co. Ltd., Class A	7,100	47,260
	Sichuan Teway Food Group Co. Ltd., Class A	15,600	24,247
	Sichuan Yahua Industrial Group Co. Ltd., Class A	35,400	47,793
	Sieyuan Electric Co. Ltd., Class A	3,900	27,500
	Sihuan Pharmaceutical Holdings Group Ltd.	1,308,000	90,382
	SIIC Environment Holdings Ltd.	402,300	56,966
*	Silver Grant International Holdings Group Ltd.	674,000	10,651
Ω	Simcere Pharmaceutical Group Ltd.	171,000	113,935
	Sineng Electric Co. Ltd., Class A	3,000	9,746
	Sino Biopharmaceutical Ltd.	3,122,250	1,126,620
	Sino Wealth Electronic Ltd., Class A	6,292	14,572
	Sinocare, Inc., Class A	5,900	19,560
	Sinochem International Corp., Class A	74,300	40,906
	Sinofert Holdings Ltd.	910,000	100,169
	Sinofibers Technology Co. Ltd., Class A	11,600	33,758
*	Sinolink Worldwide Holdings Ltd.	533,600	6,382
	Sinoma International Engineering Co., Class A	56,100	87,147
	Sinoma Science & Technology Co. Ltd., Class A	39,550	78,366
	Sinomach Automobile Co. Ltd., Class A	35,400	35,349
	Sinomine Resource Group Co. Ltd., Class A	18,620	80,944
	Sinopec Engineering Group Co. Ltd., Class H	467,000	234,231
	Sinopec Kantons Holdings Ltd.	442,000	194,463
*	Sinopec Oilfield Service Corp., Class H	954,000	54,850
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	918,000	124,480
	Sinopharm Group Co. Ltd., Class H	478,000	1,256,893
	Sino-Platinum Metals Co. Ltd., Class A	8,619	15,630
	Sinoseal Holding Co. Ltd., Class A	2,800	12,356
	Sinosoft Co. Ltd., Class A	9,900	32,538

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinosteel Engineering & Technology Co. Ltd., Class A	37,900	$35,835
	Sinotrans Ltd., Class H	721,000	300,782
	Sinotruk Hong Kong Ltd.	328,000	744,951
	Sinotruk Jinan Truck Co. Ltd., Class A	20,440	39,808
*	Skshu Paint Co. Ltd., Class A	8,300	41,637
	Skyworth Digital Co. Ltd., Class A	21,087	29,356
	Skyworth Group Ltd.	444,825	141,011
Ω	Smoore International Holdings Ltd.	398,000	240,672
	Sobute New Materials Co. Ltd., Class A	12,200	14,554
*	SOHO China Ltd.	884,500	73,793
*	Solargiga Energy Holdings Ltd.	314,000	5,872
	Songcheng Performance Development Co. Ltd., Class A	16,000	19,833
	SooChow Securities Co. Ltd., Class A	38,420	36,022
*††	South Manganese Investment Ltd.	460,000	10,944
	Southwest Securities Co. Ltd., Class A	65,000	33,449
	SPIC Industry-Finance Holdings Co. Ltd., Class A	33,200	17,517
*	Spring Airlines Co. Ltd., Class A	2,900	21,136
	SSY Group Ltd.	765,026	415,688
	StarPower Semiconductor Ltd., Class A	900	15,946
	State Grid Information & Communication Co. Ltd., Class A	33,100	68,070
*	STO Express Co. Ltd., Class A	36,200	35,137
	Sumavision Technologies Co. Ltd., Class A	15,900	9,234
*	Sun King Technology Group Ltd.	278,000	39,433
	Sunflower Pharmaceutical Group Co. Ltd., Class A	16,400	52,074
	Sungrow Power Supply Co. Ltd., Class A	5,900	64,432
	Suning Universal Co. Ltd., Class A	97,900	32,488
	Sunny Optical Technology Group Co. Ltd.	117,900	724,659
	Sunresin New Materials Co. Ltd., Class A	5,064	31,124
*††Ω	Sunshine 100 China Holdings Ltd.	96,000	777
*	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	32,780
	Sunwoda Electronic Co. Ltd., Class A	16,982	27,609
	Suofeiya Home Collection Co. Ltd., Class A	11,900	25,744
	Suzhou Anjie Technology Co. Ltd., Class A	14,500	22,184
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	32,800	57,022
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	30,046
	Suzhou Good-Ark Electronics Co. Ltd., Class A	12,600	14,560
	Suzhou Maxwell Technologies Co. Ltd., Class A	700	10,009
	Suzhou Secote Precision Electronic Co. Ltd., Class A	5,600	47,107
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	10,000	9,848
	Suzhou TFC Optical Communication Co. Ltd., Class A	3,500	41,672
	SY Holdings Group Ltd.	118,000	65,803
	Symphony Holdings Ltd.	680,000	72,280
	SYoung Group Co. Ltd., Class A	8,100	16,706
	Taiji Computer Corp. Ltd., Class A	5,319	16,774
	Tangrenshen Group Co. Ltd., Class A	38,200	31,274
	Tangshan Jidong Cement Co. Ltd., Class A	66,308	52,916
	TangShan Port Group Co. Ltd., Class A	160,437	90,311
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	37,150
*	Tansun Technology Co. Ltd., Class A	10,940	17,195
	Tasly Pharmaceutical Group Co. Ltd., Class A	33,000	66,034
	Tayho Advanced Materials Group Co. Ltd., Class A	20,300	30,635
	TBEA Co. Ltd., Class A	86,450	169,121
	TCL Electronics Holdings Ltd.	327,666	102,413
*	TCL Technology Group Corp., Class A	83,000	46,831
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	44,375	76,012
	Telling Telecommunication Holding Co. Ltd., Class A	9,300	9,576
	Tencent Holdings Ltd.	476,400	16,536,463
*	Tencent Music Entertainment Group, ADR	97,704	918,418
	Three Squirrels, Inc., Class A	4,300	10,386

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Three's Co. Media Group Co. Ltd., Class A	6,433	$45,574
	Thunder Software Technology Co. Ltd., Class A	1,190	8,310
	Tian An China Investment Co. Ltd.	148,000	63,927
	Tian Di Science & Technology Co. Ltd., Class A	122,500	97,837
#	Tian Lun Gas Holdings Ltd.	35,500	16,439
	Tiande Chemical Holdings Ltd.	68,000	9,866
	Tiangong International Co. Ltd.	390,000	83,888
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	15,300	53,009
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	120,000	40,332
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	39,449
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	7,300	26,775
	Tianjin Port Development Holdings Ltd.	1,006,000	61,111
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	6,700	12,518
	Tianjin Teda Co. Ltd., Class A	34,500	17,068
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	28,900	23,149
*	Tianma Microelectronics Co. Ltd., Class A	37,800	43,752
#	Tianneng Power International Ltd.	346,000	268,579
	Tianqi Lithium Corp., Class H	39,400	173,148
	Tianshan Aluminum Group Co. Ltd., Class A	91,100	66,438
	Tianshui Huatian Technology Co. Ltd., Class A	31,900	28,935
††	Tianyun International Holdings Ltd.	138,000	57,340
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	5,300	13,958
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	6,600	36,243
*	Tibet Water Resources Ltd.	405,000	12,391
	Tingyi Cayman Islands Holding Corp.	550,000	547,656
*	Titan Wind Energy Suzhou Co. Ltd., Class A	41,700	51,838
	TK Group Holdings Ltd.	96,000	16,562
	Tofflon Science & Technology Group Co. Ltd., Class A	17,300	32,978
	Toly Bread Co. Ltd., Class A	43,431	39,507
	Tomson Group Ltd.	181,895	34,007
	Tong Ren Tang Technologies Co. Ltd., Class H	228,000	165,122
*	Tongcheng Travel Holdings Ltd.	252,800	515,675
*	Tongdao Liepin Group	77,600	38,474
	TongFu Microelectronics Co. Ltd., Class A	38,200	97,788
*	Tongkun Group Co. Ltd., Class A	23,600	39,101
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	21,099
	Tongling Nonferrous Metals Group Co. Ltd., Class A	153,150	64,489
	Tongwei Co. Ltd., Class A	51,937	168,576
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	24,314
	Top Spring International Holdings Ltd.	91,000	6,286
*	Topchoice Medical Corp., Class A	3,900	32,332
*	Topsec Technologies Group, Inc., Class A	32,900	31,455
Ω	Topsports International Holdings Ltd.	636,000	412,243
	Towngas Smart Energy Co. Ltd.	240,564	88,962
*	TPV Technology Co. Ltd., Class A	145,100	45,581
	Transfar Zhilian Co. Ltd., Class A	55,900	32,866
	TravelSky Technology Ltd., Class H	247,000	248,442
*	Trigiant Group Ltd.	330,000	14,137
	Trina Solar Co. Ltd., Class A	28,372	91,473
*	Trip.com Group Ltd., ADR	23,527	860,147
*	Trip.com Group Ltd.	45,650	1,661,633
#*	Triumph New Energy Co. Ltd., Class H	62,000	31,898
	Truking Technology Ltd., Class A	19,000	21,515
	Truly International Holdings Ltd.	670,000	50,357
#Ω	Tsaker New Energy Tech Co. Ltd.	108,500	12,178
	Tsingtao Brewery Co. Ltd., Class H	164,000	935,901
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	114,400	26,930
*	Tuniu Corp., Sponsored ADR	18,660	12,592
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	5,499	40,037

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Unilumin Group Co. Ltd., Class A	33,796	$26,082
	Uni-President China Holdings Ltd.	628,000	352,762
*	Unisplendour Corp. Ltd., Class A	24,900	53,835
	United Energy Group Ltd.	2,774,000	294,793
*	United Strength Power Holdings Ltd.	30,000	18,571
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	42,231
	Valiant Co. Ltd., Class A	20,600	36,801
	Vats Liquor Chain Store Management JSC Ltd., Class A	8,000	17,589
	Vatti Corp. Ltd., Class A	23,800	18,330
Ω	VCredit Holdings Ltd.	23,000	5,970
*Ω	Venus MedTech Hangzhou, Inc., Class H	87,000	62,541
	Victory Giant Technology Huizhou Co. Ltd., Class A	19,700	40,590
	Vinda International Holdings Ltd.	120,000	354,567
*	Vipshop Holdings Ltd., ADR	133,611	2,123,079
*Ω	Viva Biotech Holdings	368,000	30,012
*	Vnet Group, Inc., ADR	32,709	55,605
	Walvax Biotechnology Co. Ltd., Class A	3,000	6,898
	Wangneng Environment Co. Ltd., Class A	12,800	24,929
	Wangsu Science & Technology Co. Ltd., Class A	58,700	63,343
	Wanguo International Mining Group Ltd.	82,000	45,763
	Wanhua Chemical Group Co. Ltd., Class A	31,100	303,060
	Want Want China Holdings Ltd.	1,279,000	703,964
	Wanxiang Qianchao Co. Ltd., Class A	70,300	42,633
	Wasion Holdings Ltd.	212,000	114,904
	Wasu Media Holding Co. Ltd., Class A	48,500	45,206
#	Weibo Corp., Sponsored ADR	20,577	166,674
	Weichai Power Co. Ltd., Class H	372,000	656,752
	Weifu High-Technology Group Co. Ltd., Class A	15,900	35,637
	Weihai Guangwei Composites Co. Ltd., Class A	21,060	68,905
*Ω	Weimob, Inc.	128,000	28,517
*	Weiqiao Textile Co., Class H	176,000	77,409
	Wellhope Foods Co. Ltd., Class A	19,600	19,666
	West China Cement Ltd.	984,000	78,008
	Western Mining Co. Ltd., Class A	44,400	87,998
	Western Securities Co. Ltd., Class A	63,600	52,861
	Western Superconducting Technologies Co. Ltd., Class A	4,368	21,554
	Wharf Holdings Ltd.	357,000	1,043,043
	Will Semiconductor Co. Ltd. Shanghai, Class A	1,600	19,250
	Winall Hi-Tech Seed Co. Ltd., Class A	32,600	32,141
	Windey Energy Technology Group Co. Ltd., Class A	8,190	9,567
*	Wingtech Technology Co. Ltd., Class A	12,100	56,421
	Winner Medical Co. Ltd., Class A	9,300	40,019
	Winning Health Technology Group Co. Ltd., Class A	29,300	23,165
	Wolong Electric Group Co. Ltd., Class A	27,800	36,894
	Wuchan Zhongda Group Co. Ltd., Class A	121,200	73,131
	Wuhan DR Laser Technology Corp. Ltd., Class A	2,600	15,215
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,800	13,188
	Wuhan Guide Infrared Co. Ltd., Class A	30,903	23,207
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	6,000	15,112
	Wuhu Token Science Co. Ltd., Class A	56,700	36,437
	Wuliangye Yibin Co. Ltd., Class A	22,600	398,929
	WUS Printed Circuit Kunshan Co. Ltd., Class A	17,723	48,570
	Wushang Group Co. Ltd., Class A	15,200	16,043
#Ω	WuXi AppTec Co. Ltd., Class H	41,539	287,408
	Wuxi Autowell Technology Co. Ltd., Class A	2,675	26,690
*Ω	Wuxi Biologics Cayman, Inc.	188,500	496,044
*	Wuxi Boton Technology Co. Ltd., Class A	6,600	12,596
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	25,300	69,967
	Wuxi NCE Power Co. Ltd., Class A	4,600	19,266

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Wuxi Taiji Industry Co. Ltd., Class A	58,300	$44,997
	Wuxi Xinje Electric Co. Ltd., Class A	3,000	10,639
	XCMG Construction Machinery Co. Ltd., Class A	113,800	89,219
*	XD, Inc.	32,000	34,401
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	247,000	62,722
	Xiamen Bank Co. Ltd., Class A	56,200	39,736
	Xiamen C & D, Inc., Class A	29,400	39,686
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	19,900	18,009
	Xiamen Faratronic Co. Ltd., Class A	4,100	49,148
	Xiamen International Airport Co. Ltd., Class A	7,280	12,155
	Xiamen Intretech, Inc., Class A	21,020	40,805
	Xiamen ITG Group Corp. Ltd., Class A	48,620	46,253
	Xiamen Jihong Technology Co. Ltd., Class A	16,700	33,821
	Xiamen Kingdomway Group Co., Class A	12,523	21,895
	Xiamen Tungsten Co. Ltd., Class A	33,400	71,031
	Xiamen Xiangyu Co. Ltd., Class A	73,200	64,913
*	Xi'an Tian He Defense Technology Co. Ltd., Class A	14,100	14,261
	Xi'an Triangle Defense Co. Ltd., Class A	15,300	48,543
	Xiandai Investment Co. Ltd., Class A	58,000	30,216
	Xiangcai Co. Ltd., Class A	34,400	35,316
	Xianhe Co. Ltd., Class A	15,000	27,607
*Ω	Xiaomi Corp., Class B	288,600	454,697
	Xilinmen Furniture Co. Ltd., Class A	8,700	18,312
*	Xinfengming Group Co. Ltd., Class A	40,600	67,061
	Xingda International Holdings Ltd.	396,904	78,598
	Xingfa Aluminium Holdings Ltd.	55,000	41,470
	Xinhu Zhongbao Co. Ltd., Class A	129,500	38,058
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	129,000	109,555
	Xinhuanet Co. Ltd., Class A	8,300	23,632
	Xinjiang Communications Construction Group Co. Ltd., Class A	8,600	14,034
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	5,280	19,844
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	288,000	26,276
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	71,800	49,629
#*	Xinte Energy Co. Ltd., Class H	126,400	142,530
*	Xinxiang Chemical Fiber Co. Ltd., Class A	39,900	15,452
	Xinxiang Richful Lube Additive Co. Ltd., Class A	4,940	26,315
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	103,000	52,786
	Xinyi Energy Holdings Ltd.	904,336	126,394
	Xinyi Solar Holdings Ltd.	1,454,273	667,717
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	47,145
	Xinzhi Group Co. Ltd., Class A	7,900	13,368
*	Xiwang Foodstuffs Co. Ltd., Class A	29,300	14,351
*	Xizang Zhufeng Resources Co. Ltd., Class A	15,300	19,217
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	12,100	16,290
*	XPeng, Inc., Class A	62,600	260,707
#	Xtep International Holdings Ltd.	549,107	270,413
	Xuji Electric Co. Ltd., Class A	23,300	64,360
*	Xunlei Ltd., ADR	27,524	41,561
Ω	Yadea Group Holdings Ltd.	414,000	567,636
*	Yanchang Petroleum International Ltd.	79,000	4,395
	Yangling Metron New Material, Inc., Class A	12,920	43,762
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	36,500	35,175
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	8,400	38,401
	Yankershop Food Co. Ltd., Class A	5,400	46,587
	Yankuang Energy Group Co. Ltd., Class H	563,000	1,156,674
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	9,500	28,330
	Yantai China Pet Foods Co. Ltd., Class A	6,800	21,099
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	24,926
	Yantai Eddie Precision Machinery Co. Ltd., Class A	13,900	26,351

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	13,800	$50,565
*	YanTai Shuangta Food Co. Ltd., Class A	9,700	5,316
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	3,600	10,375
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	12,800	16,381
*	Yeahka Ltd.	35,600	55,665
	Yealink Network Technology Corp. Ltd., Class A	10,080	34,220
	Yeebo International Holdings Ltd.	76,000	28,093
	YGSOFT, Inc., Class A	22,752	14,955
	Yibin Tianyuan Group Co. Ltd., Class A	18,531	11,096
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	121,200	131,699
*	Yifan Pharmaceutical Co. Ltd., Class A	27,300	39,468
	Yifeng Pharmacy Chain Co. Ltd., Class A	5,180	27,379
	Yihai International Holding Ltd.	199,000	255,409
	Yintai Gold Co. Ltd., Class A	44,860	88,187
	Yip's Chemical Holdings Ltd.	84,000	15,804
*	Yiren Digital Ltd., Sponsored ADR	28,141	121,006
#Ω	Yixin Group Ltd.	380,500	23,608
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,900	33,207
	Yonfer Agricultural Technology Co. Ltd., Class A	33,700	48,390
	YongXing Special Materials Technology Co. Ltd., Class A	16,050	99,722
	Yonyou Network Technology Co. Ltd., Class A	4,300	6,696
	Yotrio Group Co. Ltd., Class A	69,200	24,495
	Youngor Fashion Co. Ltd., Class A	66,020	61,972
	Youngy Co. Ltd., Class A	9,600	53,305
*	Youzu Interactive Co. Ltd., Class A	14,500	19,579
	YTO Express Group Co. Ltd., Class A	55,100	85,686
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	12,000	20,960
	Yuexiu Property Co. Ltd.	670,800	420,059
	Yuexiu Transport Infrastructure Ltd.	238,000	130,239
	Yum China Holdings, Inc.	48,470	1,675,059
	Yunda Holding Co. Ltd., Class A	74,110	64,400
	Yunnan Aluminium Co. Ltd., Class A	64,800	96,991
	Yunnan Baiyao Group Co. Ltd., Class A	4,900	31,768
	Yunnan Copper Co. Ltd., Class A	41,200	57,976
	Yunnan Energy New Material Co. Ltd., Class A	14,200	84,016
	Yunnan Tin Co. Ltd., Class A	46,900	82,297
	Yusys Technologies Co. Ltd., Class A	17,600	29,125
	Yutong Bus Co. Ltd., Class A	21,740	45,915
	Zangge Mining Co. Ltd., Class A	28,500	98,347
	ZBOM Home Collection Co. Ltd., Class A	15,356	31,957
	Zengame Technology Holding Ltd.	22,000	14,917
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,500	41,645
	Zhaojin Mining Industry Co. Ltd., Class H	274,000	255,415
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	8,500	13,219
	Zhefu Holding Group Co. Ltd., Class A	129,500	55,734
*	Zhejiang Century Huatong Group Co. Ltd., Class A	54,880	32,044
	Zhejiang Cfmoto Power Co. Ltd., Class A	5,300	69,341
	Zhejiang China Commodities City Group Co. Ltd., Class A	40,000	41,496
	Zhejiang Chint Electrics Co. Ltd., Class A	11,102	28,847
	Zhejiang Communications Technology Co. Ltd., Class A	82,620	41,601
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,500	29,576
	Zhejiang Crystal-Optech Co. Ltd., Class A	30,600	41,927
	Zhejiang Dahua Technology Co. Ltd., Class A	21,744	46,983
	Zhejiang Dingli Machinery Co. Ltd., Class A	5,880	42,290
	Zhejiang Expressway Co. Ltd., Class H	411,240	305,494
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	8,900	11,391
	Zhejiang Hailiang Co. Ltd., Class A	63,100	80,246
	Zhejiang HangKe Technology, Inc. Co., Class A	13,218	36,560
	Zhejiang Hangmin Co. Ltd., Class A	18,000	17,686

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	$23,732
	Zhejiang Huace Film & Television Co. Ltd., Class A	40,800	26,636
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	36,300	58,510
	Zhejiang Huayou Cobalt Co. Ltd., Class A	15,880	55,130
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	40,402
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	11,200	24,024
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	5,800	15,634
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	13,500	61,522
*	Zhejiang Jingu Co. Ltd., Class A	27,500	22,021
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,160	33,259
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	32,700	18,587
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	18,400	49,288
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	21,000	52,461
	Zhejiang Juhua Co. Ltd., Class A	12,700	28,244
	Zhejiang Medicine Co. Ltd., Class A	26,043	33,299
	Zhejiang Meida Industrial Co. Ltd., Class A	29,900	36,472
*	Zhejiang Narada Power Source Co. Ltd., Class A	18,900	26,564
	Zhejiang NHU Co. Ltd., Class A	53,976	120,670
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	107,090	51,717
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	5,296	20,062
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	21,900	30,731
	Zhejiang Runtu Co. Ltd., Class A	37,200	29,133
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	6,000	27,809
	Zhejiang Semir Garment Co. Ltd., Class A	67,100	49,488
	Zhejiang Southeast Space Frame Co. Ltd., Class A	20,100	13,544
	Zhejiang Supor Co. Ltd., Class A	8,250	58,105
	Zhejiang Tiantie Industry Co. Ltd., Class A	17,409	9,912
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	17,007
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	41,400	30,239
*	Zhejiang Wanliyang Co. Ltd., Class A	40,300	31,261
	Zhejiang Wanma Co. Ltd., Class A	18,100	19,820
	Zhejiang Wansheng Co. Ltd., Class A	7,100	8,712
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	24,477	52,853
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	23,500	44,517
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,200	21,414
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	31,100	42,297
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	22,120	23,563
	Zhejiang Yankon Group Co. Ltd., Class A	40,200	15,681
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	13,730
	Zhejiang Yinlun Machinery Co. Ltd., Class A	23,500	47,764
	Zhende Medical Co. Ltd., Class A	9,000	23,404
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	99,800	115,395
	Zheshang Securities Co. Ltd., Class A	34,300	46,128
#*	Zhihu, Inc.	9,700	14,086
*	Zhong An Group Ltd.	1,185,000	16,248
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	159,000	248,400
	Zhongji Innolight Co. Ltd., Class A	1,600	22,820
	Zhongjin Gold Corp. Ltd., Class A	77,900	102,316
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	31,028
	Zhongshan Public Utilities Group Co. Ltd., Class A	20,300	20,852
	Zhongsheng Group Holdings Ltd.	309,000	521,599
	Zhongtai Securities Co. Ltd., Class A	43,600	39,691
*††	Zhongtian Financial Group Co. Ltd., Class A	187,255	3,912
#*	Zhongyu Energy Holdings Ltd.	189,477	126,826
	Zhongyuan Environment-Protection Co. Ltd., Class A	40,400	37,499
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	319,000	71,095
#*	Zhuguang Holdings Group Co. Ltd.	392,000	12,477
	Zhuhai Huafa Properties Co. Ltd., Class A	66,300	61,650
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	86,400	212,099

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	9,600	$28,775
	Zhuzhou Kibing Group Co. Ltd., Class A	73,800	60,307
	Zijin Mining Group Co. Ltd., Class H	918,000	1,362,187
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	216,313
	ZTE Corp., Class H	151,760	263,724
	ZTO Express Cayman, Inc., ADR	31,711	518,792
	ZTO Express Cayman, Inc.	13,200	214,500
TOTAL CHINA			238,839,693
COLOMBIA — (0.0%)
	Almacenes Exito SA, BDR	48,278	152,111
	BAC Holding International Corp.	90,297	5,913
	Banco de Bogota SA	4,188	34,201
	Bancolombia SA, Sponsored ADR	6,041	190,050
	Bancolombia SA	11,677	98,239
	Celsia SA ESP	63,916	54,413
	Cementos Argos SA	61,850	101,654
*	CEMEX Latam Holdings SA	45,944	30,016
	Corp. Financiera Colombiana SA	28,515	120,828
	Ecopetrol SA	285,711	171,325
	EVERTEC, Inc., BDR	178	7,179
	Grupo Argos SA	44,696	157,482
	Grupo Energia Bogota SA ESP	108,559	63,424
	Interconexion Electrica SA ESP	26,490	114,695
	Mineros SA	60,974	30,064
	Promigas SA ESP	11,599	15,013
TOTAL COLOMBIA			1,346,607
CZECH REPUBLIC — (0.0%)
	CEZ AS	17,653	668,732
	Komercni Banka AS	9,798	321,449
Ω	Moneta Money Bank AS	77,132	331,937
	Philip Morris CR AS	81	56,371
TOTAL CZECH REPUBLIC			1,378,489
DENMARK — (2.1%)
*	ALK-Abello AS	38,668	623,981
	Alm Brand AS	295,280	536,042
*	Ambu AS, Class B	43,201	716,577
#	AP Moller - Maersk AS, Class A	225	407,986
	AP Moller - Maersk AS, Class B	171	315,290
*	Bang & Olufsen AS	38,004	52,932
	BankNordik P	1,133	30,741
#*	Bavarian Nordic AS	21,834	501,597
#*	Bioporto AS	51,729	16,383
	Carlsberg AS, Class B	13,795	1,774,967
	cBrain AS	1,099	39,842
	Chemometec AS	3,899	210,885
	Coloplast AS, Class B	19,023	2,192,814
	Columbus AS	29,642	32,024
	D/S Norden AS	12,986	698,734
	Danske Bank AS	82,240	2,208,264
*	Demant AS	28,251	1,279,739
	Dfds AS	16,993	575,726
	DSV AS	14,444	2,584,194
	FLSmidth & Co. AS	17,132	703,362
*	Genmab AS	6,789	1,877,308
*	GN Store Nord AS	46,652	1,100,172

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	H Lundbeck AS	96,674	$489,649
	H Lundbeck AS, Class A	19,427	85,718
#*	H+H International AS, Class B	7,342	81,464
*	Huscompagniet AS	3,255	22,079
	ISS AS	48,840	924,149
	Jeudan AS	1,549	52,250
	Jyske Bank AS	23,137	1,772,216
	Matas AS	12,126	217,406
#*Ω	Netcompany Group AS	15,725	627,246
*	Nilfisk Holding AS	5,306	93,506
*	NKT AS	18,307	1,276,436
	North Media AS	2,639	29,487
	Novo Nordisk AS, Class B	284,320	32,499,023
	Novozymes AS, Class B	70,322	3,603,347
*	NTG Nordic Transport Group AS, Class A	2,754	123,603
Ω	Orsted AS	6,589	371,387
	Pandora AS	38,224	5,585,173
	Parken Sport & Entertainment AS	2,257	44,383
	Per Aarsleff Holding AS	8,213	378,043
	Ringkjoebing Landbobank AS	9,915	1,598,038
	Rockwool AS, Class A	1,818	496,791
	Rockwool AS, Class B	3,334	908,938
	Royal Unibrew AS	19,787	1,296,158
*	RTX AS	3,370	41,976
Ω	Scandinavian Tobacco Group AS, Class A	29,741	534,268
	Schouw & Co. AS	5,347	427,547
	Solar AS, Class B	2,972	193,544
	SP Group AS	2,487	68,289
	Spar Nord Bank AS	38,522	655,418
	Sparekassen Sjaelland-Fyn AS	2,094	67,538
	Sydbank AS	27,804	1,233,918
	Tivoli AS	652	72,464
	Topdanmark AS	16,517	732,500
	TORM PLC, Class A	14,637	514,258
	Tryg AS	76,280	1,630,417
	UIE PLC	6,390	195,022
*	Vestas Wind Systems AS	49,559	1,397,316
*	Zealand Pharma AS	11,773	804,233
TOTAL DENMARK			79,624,758
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB), GDR	148,426	174,981
*	EFG Holding S.A.E., GDR	10,327	5,164
TOTAL EGYPT			180,145
FINLAND — (1.0%)
	Aktia Bank OYJ	18,893	199,112
	Alma Media OYJ	9,053	97,180
	Anora Group OYJ	9,981	50,141
	Atria OYJ	5,381	62,676
#	Bittium OYJ	6,855	35,012
	Cargotec OYJ, Class B	13,219	751,502
	Citycon OYJ	15,706	82,135
	Digia OYJ	4,257	25,155
	Elisa OYJ	28,906	1,317,000
Ω	Enento Group OYJ	1,242	26,684
	eQ OYJ	496	7,884
#	Evli OYJ, Class B	487	10,258

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
*	Finnair OYJ	870,609	$33,261
	Fiskars OYJ Abp	10,162	189,579
	Fortum OYJ	110,317	1,508,049
	F-Secure OYJ	25,473	53,189
	Gofore OYJ	1,634	39,546
	Harvia OYJ	3,359	99,117
	Huhtamaki OYJ	43,186	1,694,961
#*	Incap OYJ	4,186	33,173
	Kamux Corp.	6,742	37,820
	Kemira OYJ	52,274	978,427
	Kesko OYJ, Class A	26,968	529,003
	Kesko OYJ, Class B	95,023	1,855,761
	Kojamo OYJ	28,584	338,875
	Kone OYJ, Class B	37,069	1,834,964
	Konecranes OYJ	25,881	1,111,499
	Lassila & Tikanoja OYJ	12,854	143,674
*	Mandatum OYJ	32,215	145,453
	Marimekko OYJ	10,919	162,970
	Metsa Board OYJ, Class A	945	9,404
	Metsa Board OYJ, Class B	59,913	482,552
	Metso OYJ	155,884	1,558,004
	Neste OYJ	47,622	1,641,745
	Nokia OYJ	462,319	1,669,115
#	Nokia OYJ, Sponsored ADR	124,601	448,564
	Nokian Renkaat OYJ	52,616	474,192
	Nordea Bank Abp	204,982	2,526,171
	Olvi OYJ, Class A	5,575	191,030
	Oma Saastopankki OYJ	2,220	55,712
	Oriola OYJ	5,192	6,751
#	Oriola OYJ, Class B	53,784	63,127
	Orion OYJ, Class A	8,341	378,576
	Orion OYJ, Class B	35,149	1,618,179
#	Outokumpu OYJ	140,430	599,456
*	Pihlajalinna OYJ	3,618	28,171
	Ponsse OYJ	3,449	88,273
	Puuilo OYJ	19,537	188,188
*	QT Group OYJ	5,398	380,751
	Raisio OYJ, Class V	46,813	103,094
	Rapala VMC OYJ	4,345	14,635
	Revenio Group OYJ	7,382	202,674
	Sampo OYJ, Class A	32,215	1,348,373
	Sanoma OYJ	33,718	251,133
	Scanfil OYJ	2,546	20,475
*	Stockmann OYJ Abp, Class B	4,656	14,421
	Stora Enso OYJ, Class R	131,238	1,669,973
	Taaleri PLC	2,827	28,779
#	Talenom OYJ	3,546	23,011
Ω	Terveystalo OYJ	27,034	227,891
	TietoEVRY OYJ	44,106	1,023,501
	Tokmanni Group Corp.	24,258	415,950
	UPM-Kymmene OYJ	78,731	2,863,621
	Vaisala OYJ, Class A	5,773	228,213
#	Valmet OYJ	61,452	1,739,319
*	Verkkokauppa.com OYJ	1,289	3,391
	Wartsila OYJ Abp	79,388	1,171,096
*	WithSecure OYJ	26,041	30,573
	YIT OYJ	51,764	110,268
TOTAL FINLAND			37,352,412

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (5.5%)
	ABC arbitrage	10,604	$50,711
	Accor SA	34,620	1,367,265
	Aeroports de Paris SA	4,973	665,436
*	Air France-KLM	15,284	194,812
	Air Liquide SA	17,524	3,279,324
	Airbus SE	30,352	4,834,644
	AKWEL SADIR	4,438	76,311
Ω	ALD SA	66,382	442,415
#	Alstom SA	62,813	792,097
	Altamir	4,354	115,316
	Alten SA	10,685	1,652,117
Ω	Amundi SA	14,335	969,585
*Ω	Aramis Group SAS	2,964	12,661
	Arkema SA	26,817	2,918,574
	Assystem SA	2,373	133,836
#*	Atos SE	33,872	144,597
	Aubay	3,407	151,279
	AXA SA	89,591	3,007,150
	Axway Software SA	3,324	106,791
*	Bastide le Confort Medical	1,878	42,376
	Beneteau SACA	13,445	161,133
*	Bigben Interactive	6,565	22,712
	BioMerieux	4,050	435,894
	BNP Paribas SA	75,527	5,074,219
	Boiron SA	2,514	108,735
	Bollore SE	129,190	853,304
#	Bonduelle SCA	6,634	70,481
*††	Bourbon Corp. SA	4,401	0
	Bouygues SA	62,481	2,288,841
	Bureau Veritas SA	79,648	2,118,548
	Capgemini SE	19,526	4,341,047
	Carrefour SA	145,010	2,475,654
	Catana Group	7,299	45,431
	CBo Territoria	9,164	35,852
*	Cegedim SA	2,736	48,951
*	CGG SA	285,967	137,147
	Chargeurs SA	6,313	80,548
	Cie de Saint-Gobain SA	73,363	5,187,243
	Cie des Alpes	8,548	139,250
	Cie Generale des Etablissements Michelin SCA	127,304	4,226,832
	Cie Plastic Omnium SE	23,047	264,152
#*	Claranova SE	4,482	10,890
#	Clariane SE	31,391	79,330
	Coface SA	41,198	556,699
	Credit Agricole SA	102,161	1,463,441
	Danone SA	26,813	1,786,379
	Dassault Aviation SA	2,660	503,826
	Dassault Systemes SE	13,035	675,712
	Derichebourg SA	50,289	259,469
	Edenred SE	25,685	1,534,126
	Eiffage SA	35,461	3,710,290
#*	Ekinops SAS	1,330	6,505
	Electricite de Strasbourg SA	236	25,607
#*Ω	Elior Group SA	49,560	143,208
	Elis SA	68,675	1,509,948
	Engie SA	136,830	2,185,513
	Equasens	1,596	91,840
	Eramet SA	3,410	234,871
	EssilorLuxottica SA	11,553	2,264,076

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Esso SA Francaise	240	$14,049
	Etablissements Maurel et Prom SA	23,457	139,043
	Eurazeo SE	12,738	1,085,026
*	Euroapi SA	1,821	12,170
	Eurofins Scientific SE	35,800	2,155,761
Ω	Euronext NV	20,397	1,794,062
#*	Eutelsat Communications SACA	56,099	204,614
*	Exclusive Networks SA	3,921	79,999
	Exel Industries SA, Class A	664	41,632
	Fnac Darty SA	5,379	143,700
*	Forvia SE	57,384	987,399
	Gaztransport Et Technigaz SA	11,256	1,578,064
	Getlink SE	89,049	1,534,411
	GL Events SACA	2,338	50,404
	Groupe Crit SA	1,957	157,313
	Guerbet	2,805	69,098
	Hermes International SCA	2,148	4,531,548
*	ID Logistics Group SACA	1,050	374,045
	Imerys SA	14,116	469,445
	Infotel SA	1,072	60,204
	Interparfums SA	2,891	152,964
	Ipsen SA	10,798	1,245,000
	IPSOS SA	18,653	1,224,210
	Jacquet Metals SACA	5,320	103,988
*	JCDecaux SE	25,274	524,949
	Kaufman & Broad SA	5,175	153,191
#	Kering SA	5,832	2,395,630
Ω	La Francaise des Jeux SAEM	27,173	1,101,419
#	Lacroix Group SA	96	3,081
	Laurent-Perrier	647	86,359
	Lectra	12,188	429,896
	Legrand SA	19,547	1,894,409
	Linedata Services	520	32,933
	LISI SA	3,575	84,148
	LNA Sante SA	2,659	56,799
	L'Oreal SA	12,124	5,801,989
*	Lumibird	756	9,588
	LVMH Moet Hennessy Louis Vuitton SE	21,810	18,147,197
Ω	Maisons du Monde SA	11,816	57,041
	Manitou BF SA	3,915	87,700
	Mersen SA	8,753	317,522
	Metropole Television SA	9,947	141,073
#*	Nacon SA	4,267	7,841
Ω	Neoen SA	14,475	418,516
	Nexans SA	10,687	972,712
	Nexity SA	17,096	284,961
	NRJ Group	7,862	66,919
#	Oeneo SA	10,332	131,243
	Orange SA	550,622	6,547,954
	Pernod Ricard SA	5,607	919,467
*	Pierre Et Vacances SA	36,881	53,296
*	Prodways Group SA	1,508	1,470
	Publicis Groupe SA	39,525	3,960,149
	Quadient SA	14,264	302,212
*††	Recylex SA	5,631	0
	Renault SA	50,417	1,898,688
	Rexel SA	95,881	2,553,625
	Robertet SA	148	131,150
	Rubis SCA	20,555	519,764

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Safran SA	20,862	$3,895,120
	Sanofi SA	46,172	4,623,920
	Sartorius Stedim Biotech	1,722	463,971
	Savencia SA	1,952	113,078
	Schneider Electric SE	17,810	3,498,772
	SCOR SE	58,225	1,736,919
	SEB SA	8,153	995,566
	Seche Environnement SACA	1,233	153,209
	SES SA	146,807	900,739
#*Ω	SMCP SA	11,700	34,209
	Societe BIC SA	8,665	599,553
	Societe Generale SA	84,588	2,174,336
	Societe LDC SADIR	672	96,096
	Societe pour l'Informatique Industrielle	3,659	275,823
	Sodexo SA	7,828	883,068
*	SOITEC	4,812	695,459
	Sopra Steria Group	6,271	1,470,889
	SPIE SA	40,989	1,355,816
	Stef SA	2,121	277,635
	STMicroelectronics NV	49,318	2,165,430
#	STMicroelectronics NV	25,531	1,126,428
	Sword Group	2,456	100,394
	Synergie SE	3,392	117,642
	Technip Energies NV	55,317	1,145,094
	Teleperformance SE	13,587	2,121,937
	Television Francaise 1 SA	16,669	146,662
	TFF Group	357	17,093
	Thales SA	11,933	1,745,250
	Thermador Groupe	1,402	130,257
#	Tikehau Capital SCA	7,753	177,410
	Totalenergies EP Gabon	398	65,468
	TotalEnergies SE	367,675	23,853,131
#	Trigano SA	4,185	659,223
*	Ubisoft Entertainment SA	34,989	771,790
	Valeo SE	81,800	1,067,698
*	Vallourec SACA	60,286	862,469
	Veolia Environnement SA, ADR	2,434	39,504
	Veolia Environnement SA	49,807	1,622,903
Ω	Verallia SA	27,081	954,994
	Vetoquinol SA	997	114,802
	Vicat SACA	7,099	276,191
	Vinci SA	52,884	6,680,427
	Virbac SACA	759	273,914
	Vivendi SE	155,807	1,755,876
#*	Voltalia SA	10,199	87,276
	Vranken-Pommery Monopole SA	1,450	24,967
	Wavestone	2,037	134,943
*Ω	Worldline SA	51,725	699,240
*Ω	X-Fab Silicon Foundries SE	18,142	174,356
TOTAL FRANCE			207,774,988
GERMANY — (4.3%)
	1&1 AG	16,395	323,764
	7C Solarparken AG	19,921	73,053
	Adesso SE	970	97,315
	adidas AG	5,953	1,123,855
	All for One Group SE	816	43,626
	Allgeier SE	1,536	33,350
	Allianz SE	20,854	5,571,687

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Allianz SE, ADR	805	$21,429
	Amadeus Fire AG	1,750	211,407
*	Aroundtown SA	171,785	383,208
	Atoss Software AG	1,346	368,806
	Aurubis AG	14,817	1,065,836
#*Ω	Auto1 Group SE	12,943	53,848
	BASF SE	97,774	4,673,987
	Basler AG	4,284	44,909
	Bayer AG	184,852	5,751,968
	Bayerische Motoren Werke AG	42,440	4,416,013
	BayWa AG	6,370	204,617
	Bechtle AG	28,302	1,467,539
Ω	Befesa SA	5,912	207,754
	Beiersdorf AG	1,836	268,680
	Bertrandt AG	2,149	114,955
	Bijou Brigitte AG	1,462	60,104
	Bilfinger SE	8,279	350,969
*	Borussia Dortmund GmbH & Co. KGaA	24,534	100,791
#	BRANICKS Group AG	13,392	30,779
	Brenntag SE	37,130	3,282,663
*Ω	Brockhaus Technologies AG	807	20,806
	CANCOM SE	9,259	293,914
	Carl Zeiss Meditec AG	3,404	358,821
*	Ceconomy AG	58,585	142,312
	CENIT AG	2,982	45,642
	Cewe Stiftung & Co. KGAA	3,602	392,541
*	Cherry SE	1,642	5,218
	Commerzbank AG	179,023	2,055,827
	CompuGroup Medical SE & Co. KgaA	9,159	392,689
	Continental AG	25,058	2,047,004
*Ω	Covestro AG	51,830	2,736,908
	CropEnergies AG	12,538	155,961
	CTS Eventim AG & Co. KGaA	19,872	1,344,880
	Daimler Truck Holding AG	97,671	3,490,484
*Ω	Delivery Hero SE	14,336	325,274
	Dermapharm Holding SE	6,398	272,143
	Deutsche Bank AG	255,428	3,298,013
	Deutsche Beteiligungs AG	5,951	178,939
	Deutsche Boerse AG	12,356	2,460,570
	Deutsche EuroShop AG	3,061	65,907
*	Deutsche Lufthansa AG	125,694	1,045,192
#Ω	Deutsche Pfandbriefbank AG	53,506	322,004
	Deutsche Post AG	113,527	5,437,279
	Deutsche Telekom AG	482,206	11,837,101
	Deutsche Wohnen SE	6,767	164,362
	DMG Mori AG	1,067	50,512
*	Dr Hoenle AG	1,020	19,308
	Draegerwerk AG & Co. KGaA	1,349	61,043
	Duerr AG	19,516	446,203
Ω	DWS Group GmbH & Co. KGaA	12,614	515,847
	E.ON SE	110,928	1,500,776
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,988	148,612
	EDAG Engineering Group AG	4,778	68,080
	Elmos Semiconductor SE	2,766	193,188
	ElringKlinger AG	12,064	66,501
#*	Encavis AG	35,167	489,606
	Energiekontor AG	4,020	328,284
	Evonik Industries AG	60,315	1,109,563
	Fabasoft AG	1,210	26,980

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Fielmann Group AG	8,958	$466,107
#*	flatexDEGIRO AG	24,903	272,316
	FORTEC Elektronik AG	461	12,737
*	Fraport AG Frankfurt Airport Services Worldwide	12,498	733,532
	Freenet AG	53,644	1,482,328
	Fresenius Medical Care AG	56,929	2,200,283
	Fresenius SE & Co. KGaA	61,666	1,731,139
	Friedrich Vorwerk Group SE	3,495	59,393
	FUCHS SE	8,522	302,178
	GEA Group AG	47,065	1,884,908
	Gerresheimer AG	9,742	993,187
	Gesco SE	3,358	60,691
	GFT Technologies SE	10,615	375,353
*	Grand City Properties SA	17,881	173,566
	Grenke AG	7,467	180,831
	H&R GmbH & Co. KGaA	5,091	26,928
	Hamburger Hafen und Logistik AG	10,213	182,369
	Hannover Rueck SE	7,096	1,701,031
#Ω	Hapag-Lloyd AG	4,553	681,782
	Hawesko Holding SE	778	25,718
	Heidelberg Materials AG	30,316	2,799,514
#*	Heidelberger Druckmaschinen AG	104,154	122,961
	Hella GmbH & Co. KGaA	3,027	268,037
*	HelloFresh SE	53,124	702,552
	Henkel AG & Co. KGaA	11,283	771,652
	Hensoldt AG	15,691	471,058
*	Highlight Communications AG	2,448	6,615
	HOCHTIEF AG	7,162	768,374
	Hornbach Holding AG & Co. KGaA	3,806	273,267
	Hugo Boss AG	20,776	1,297,557
	Indus Holding AG	8,118	195,691
	Infineon Technologies AG	99,518	3,628,120
	Infineon Technologies AG, ADR	2,548	93,104
	Init Innovation in Traffic Systems SE	1,931	68,261
Ω	Instone Real Estate Group SE	10,890	93,972
	IVU Traffic Technologies AG	1,835	25,869
	Jenoptik AG	11,778	367,818
Ω	JOST Werke SE	4,249	205,188
*	Katek SE	1,396	22,398
	KION Group AG	29,038	1,324,856
	Kloeckner & Co. SE	10,042	72,625
	Knaus Tabbert AG	1,345	59,681
	Knorr-Bremse AG	15,307	945,454
*	Koenig & Bauer AG	5,320	63,923
	Kontron AG	11,418	264,783
	Krones AG	4,622	572,781
	KWS Saat SE & Co. KGaA	3,213	180,459
	Lanxess AG	30,625	817,575
*	LEG Immobilien SE	15,184	1,259,963
	Leifheit AG	2,142	35,715
*	Manz AG	584	6,553
*	Medios AG	4,391	71,510
	Mercedes-Benz Group AG	127,944	8,637,855
	Merck KGaA	3,858	633,003
*	METRO AG	58,927	397,166
	MLP SE	27,681	160,507
	MTU Aero Engines AG	2,843	653,691
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,531	6,186,122
	Mutares SE & Co. KGaA	4,919	199,801

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*	Nagarro SE	2,605	$254,607
	Nemetschek SE	17,285	1,594,950
	New Work SE	996	66,243
	Nexus AG	2,995	186,638
*	Nordex SE	12,768	130,275
	Norma Group SE	10,494	170,654
	OHB SE	2,484	116,757
	Patrizia SE	13,156	112,250
	Pfeiffer Vacuum Technology AG	1,648	276,523
	PNE AG	25,311	364,787
*	ProCredit Holding AG	4,158	35,189
#	ProSiebenSat.1 Media SE	63,248	444,932
	PSI Software SE	2,453	60,621
	Puma SE	27,782	1,118,053
*	PVA TePla AG	7,068	159,953
	PWO AG	638	20,777
*	q.beyond AG	24,466	18,355
	Rational AG	1,313	1,008,628
*Ω	Redcare Pharmacy NV	815	113,444
	Rheinmetall AG	8,857	3,101,462
#	RTL Group SA	12,315	473,270
	RWE AG	72,827	2,689,182
	Salzgitter AG	14,009	390,731
	SAP SE	13,731	2,378,849
Ω	Scout24 SE	4,218	310,573
	Secunet Security Networks AG	496	88,844
#*	SGL Carbon SE	3,031	19,187
	Siemens AG	51,599	9,237,451
*	Siemens Energy AG	76,382	1,134,805
Ω	Siemens Healthineers AG	14,344	798,261
#	Siltronic AG	7,303	686,396
	Sixt SE	6,009	585,613
*	SMA Solar Technology AG	6,446	330,615
	Stabilus SE	8,993	630,170
	Stemmer Imaging AG	749	25,792
	STRATEC SE	1,048	47,864
	Stroeer SE & Co. KGaA	12,131	712,236
	Suedzucker AG	31,399	442,633
	SUESS MicroTec SE	5,570	189,227
	Surteco Group SE	3,208	54,781
	Symrise AG	6,150	634,518
	Synlab AG	7,969	85,665
*	TAG Immobilien AG	41,934	586,943
	Takkt AG	9,190	134,233
*	Talanx AG	16,497	1,157,446
*Ω	TeamViewer SE	44,654	640,188
	Technotrans SE	1,819	36,849
	thyssenkrupp AG	169,963	1,048,958
	United Internet AG	32,515	852,297
	USU Software AG	493	9,328
	Verbio Vereinigte Bioenergie AG	7,672	167,823
	Volkswagen AG	4,817	680,069
	Vonovia SE	54,959	1,712,096
	Vossloh AG	3,070	136,179
	Wacker Chemie AG	5,793	628,081
	Wacker Neuson SE	13,053	241,873
	Washtec AG	4,170	143,865
*	Westwing Group SE	1,334	12,023
	Wuestenrot & Wuerttembergische AG	9,432	136,550

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*Ω	Zalando SE	13,720	$273,942
	Zeal Network SE	1,660	54,775
TOTAL GERMANY			162,488,893
GREECE — (0.1%)
*	Aegean Airlines SA	15,734	208,572
*	Alpha Services & Holdings SA	461,894	822,572
	Athens Water Supply & Sewage Co. SA	7,196	44,730
	Autohellas Tourist & Trading SA	6,331	91,573
	Avax SA	6,223	11,029
	Bank of Greece	4,789	73,842
*	Ellaktor SA	14,505	38,740
	ElvalHalcor SA	16,945	43,664
	Entersoft SA Software Development & Related Services Co.	2,670	17,821
	Epsilon Net SA	5,331	53,579
*	Eurobank Ergasias Services & Holdings SA, Class A	167,181	322,236
*††	FF Group	1,384	0
	Fourlis Holdings SA	10,018	43,947
	GEK Terna Holding Real Estate Construction SA	12,094	182,011
	Hellenic Exchanges - Athens Stock Exchange SA	9,841	58,184
	Hellenic Telecommunications Organization SA	15,536	215,715
	Helleniq Energy Holdings SA	19,399	155,589
	Holding Co. ADMIE IPTO SA	19,838	46,556
	Ideal Holdings SA	2,632	18,526
	Intracom Holdings SA	28,197	113,995
*	Intracom SA Technical & Steel Constructions	2,739	14,621
	Jumbo SA	16,128	453,837
	Kri-Kri Milk Industry SA	1,095	11,701
*	LAMDA Development SA	13,358	100,820
	Motor Oil Hellas Corinth Refineries SA	18,273	500,609
	Mytilineos SA	7,122	292,425
*	National Bank of Greece SA	48,124	365,895
	OPAP SA	9,527	164,762
*	Piraeus Financial Holdings SA	76,749	310,812
	Piraeus Port Authority SA	962	25,958
*	Public Power Corp. SA	13,772	182,236
	Quest Holdings SA	4,688	26,868
	Sarantis SA	6,319	59,933
	Terna Energy SA	2,682	43,527
	Thrace Plastics Holding & Co.	5,555	26,163
	Titan Cement International SA	12,295	316,172
TOTAL GREECE			5,459,220
HONG KONG — (1.1%)
	Aeon Credit Service Asia Co. Ltd.	96,000	66,046
	AIA Group Ltd.	833,400	6,535,870
*	Aidigong Maternal & Child Health Ltd.	424,000	4,060
	Allied Group Ltd.	26,000	5,310
	Analogue Holdings Ltd.	58,000	7,358
	APAC Resources Ltd.	194,095	22,864
#	Apollo Future Mobility Group Ltd.	9,200	601
	Asia Financial Holdings Ltd.	72,000	31,131
*	Asia Standard International Group Ltd.	326,000	16,480
	ASMPT Ltd.	110,000	1,061,541
	Bank of East Asia Ltd.	291,234	331,179
	Best Mart 360 Holdings Ltd.	40,000	9,262
	BOC Hong Kong Holdings Ltd.	258,500	619,571
*	BOCOM International Holdings Co. Ltd.	188,000	7,407

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Bright Smart Securities & Commodities Group Ltd.	374,000	$66,037
Ω	Budweiser Brewing Co. APAC Ltd.	49,500	78,019
	Build King Holdings Ltd.	90,000	12,903
	Cafe de Coral Holdings Ltd.	144,000	144,838
*	Cathay Pacific Airways Ltd.	439,454	447,767
	Chi Kan Holdings Ltd.	28,000	11,098
*	China Best Group Holding Ltd.	520,797	11,735
*††	China Common Rich Renewable Energy Investments Ltd.	190,000	0
*	China Energy Development Holdings Ltd.	2,788,000	25,607
	China Motor Bus Co. Ltd.	2,400	17,782
	China Properties Investment Holdings Ltd.	81,000	806
#*	China Star Entertainment Ltd.	940,000	94,721
*	Chinese Estates Holdings Ltd.	189,000	23,744
	Chinney Investments Ltd.	48,000	5,529
	Chow Sang Sang Holdings International Ltd.	143,000	155,842
	Chow Tai Fook Jewellery Group Ltd.	269,600	365,224
*	Chuang's Consortium International Ltd.	444,000	23,108
	CITIC Telecom International Holdings Ltd.	771,000	274,918
	CK Asset Holdings Ltd.	196,177	885,217
	CK Hutchison Holdings Ltd.	178,700	922,953
	CK Infrastructure Holdings Ltd.	65,000	386,025
	CK Life Sciences International Holdings, Inc.	596,000	40,508
	CLP Holdings Ltd.	105,000	835,111
#*	C-Mer Eye Care Holdings Ltd.	124,000	41,909
	CN Logistics International Holdings Ltd.	34,000	26,184
#††	Convoy, Inc.	1,758,000	7,038
*	Cowell e Holdings, Inc.	76,000	155,813
Ω	Crystal International Group Ltd.	64,500	24,483
*	CSC Holdings Ltd.	5,605,000	20,762
	CSI Properties Ltd.	2,250,000	25,050
*††	CW Group Holdings Ltd.	193,500	0
	Dah Sing Banking Group Ltd.	130,000	78,150
	Dah Sing Financial Holdings Ltd.	66,400	133,726
	Dickson Concepts International Ltd.	75,000	42,388
	Dynamic Holdings Ltd.	12,000	11,632
	Eagle Nice International Holdings Ltd.	128,000	71,265
#	EC Healthcare	164,000	24,165
*††	EcoGreen International Group Ltd.	50,000	2,279
	Emperor International Holdings Ltd.	598,000	27,181
	Emperor Watch & Jewellery Ltd.	1,680,000	38,337
	Energy International Investments Holdings Ltd.	216,000	25,242
*	ENM Holdings Ltd.	360,000	12,249
*	Esprit Holdings Ltd.	1,019,700	37,297
Ω	ESR Group Ltd.	335,800	429,244
	EuroEyes International Eye Clinic Ltd.	11,000	6,977
	Fairwood Holdings Ltd.	31,500	33,011
	Far East Consortium International Ltd.	542,901	87,605
	First Pacific Co. Ltd.	876,000	332,737
*Ω	FIT Hon Teng Ltd.	308,000	36,814
*Ω	Fosun Tourism Group	76,200	39,076
#*Ω	Frontage Holdings Corp.	158,000	32,494
	FSE Lifestyle Services Ltd.	28,000	19,665
	Galaxy Entertainment Group Ltd.	27,000	140,127
	Giordano International Ltd.	430,000	112,783
*	Gold Fin Holdings	184,000	0
	Golden Resources Development International Ltd.	270,000	15,036
#*	GR Life Style Company Ltd.	186,000	6,949
	Great Eagle Holdings Ltd.	89,925	132,381
	G-Resources Group Ltd.	132,950	33,910

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Guoco Group Ltd.	2,000	$18,187
	Guotai Junan International Holdings Ltd.	1,273,000	79,990
	Gushengtang Holdings Ltd.	24,500	118,525
	Hang Lung Group Ltd.	308,000	370,778
	Hang Lung Properties Ltd.	437,000	507,339
	Hang Seng Bank Ltd.	38,300	398,709
	Hanison Construction Holdings Ltd.	60,757	5,250
	Hao Tian International Construction Investment Group Ltd.	64,000	7,451
	Henderson Land Development Co. Ltd.	184,909	481,803
	HK Electric Investments & HK Electric Investments Ltd.	451,500	280,045
	HKBN Ltd.	315,000	130,902
	HKR International Ltd.	302,560	48,131
	HKT Trust & HKT Ltd.	1,179,000	1,416,285
	Hon Kwok Land Investment Co. Ltd.	22,000	3,754
	Hong Kong & China Gas Co. Ltd.	1,179,168	839,128
	Hong Kong Exchanges & Clearing Ltd.	68,746	2,084,296
	Hong Kong Ferry Holdings Co. Ltd.	18,000	10,274
*	Hong Kong Technology Venture Co. Ltd.	180,000	43,944
*	Hongkong & Shanghai Hotels Ltd.	173,683	120,154
Ω	Honma Golf Ltd.	53,500	22,663
	Hung Hing Printing Group Ltd.	74,000	10,430
	Hutchison Telecommunications Hong Kong Holdings Ltd.	604,000	80,186
	Hysan Development Co. Ltd.	120,000	207,119
*	IGG, Inc.	203,000	72,255
*	Imagi International Holdings Ltd.	2,300	242
	International Housewares Retail Co. Ltd.	113,000	20,507
*	IPE Group Ltd.	180,000	10,221
*	ITC Properties Group Ltd.	190,073	12,568
	Johnson Electric Holdings Ltd.	160,255	210,156
	K Wah International Holdings Ltd.	465,072	113,009
	Karrie International Holdings Ltd.	338,000	19,781
	Kerry Logistics Network Ltd.	167,000	185,546
	Kerry Properties Ltd.	209,000	331,888
	Kingmaker Footwear Holdings Ltd.	158,000	15,523
	Kowloon Development Co. Ltd.	139,000	84,970
	KRP Development Holdings Ltd.	84,500	8,822
*	Lai Sun Development Co. Ltd.	142,770	11,878
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	505,500	38,832
	Lippo China Resources Ltd.	81,000	7,882
*	Lippo Ltd.	58,000	7,113
	Liu Chong Hing Investment Ltd.	84,000	53,999
	L'Occitane International SA	176,500	563,546
	Luk Fook Holdings International Ltd.	144,000	356,750
	Man Wah Holdings Ltd.	668,000	416,400
*††	Master Glory GP	197,847	0
#*	MECOM Power & Construction Ltd.	314,500	11,670
*	Melco Resorts & Entertainment Ltd., ADR	3,081	24,063
*	MGM China Holdings Ltd.	86,800	107,768
*††	MH Development NPV	24,000	0
	Miramar Hotel & Investment	79,000	102,923
	Modern Dental Group Ltd.	140,000	63,743
*	Mongolian Mining Corp.	147,000	159,163
	MTR Corp. Ltd.	62,333	202,789
*	NagaCorp Ltd.	326,811	110,057
††	Nan Hai Corp. Ltd.	7,550,000	6,374
	New Focus Auto Tech Holdings Ltd.	1,596,000	38,376
	New World Development Co. Ltd.	343,952	421,566
††	NewOcean Energy Holdings Ltd.	370,000	331
	Nissin Foods Co. Ltd.	65,000	47,950

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	NWS Holdings Ltd.	487,116	$423,265
	Oriental Watch Holdings	155,596	73,677
*	Oshidori International Holdings Ltd.	1,594,198	38,632
	Pacific Basin Shipping Ltd.	2,143,000	596,524
	Pacific Textiles Holdings Ltd.	440,000	69,839
*	Paliburg Holdings Ltd.	128,000	10,928
*	Paradise Entertainment Ltd.	132,000	15,364
	PC Partner Group Ltd.	102,000	33,685
	PCCW Ltd.	1,458,658	754,494
	Pentamaster International Ltd.	118,000	13,115
	Perfect Medical Health Management Ltd.	124,000	47,672
	Pico Far East Holdings Ltd.	324,000	62,641
	Playmates Holdings Ltd.	186,000	13,553
	Playmates Toys Ltd.	64,000	5,402
	Plover Bay Technologies Ltd.	80,000	20,479
	Power Assets Holdings Ltd.	109,000	638,215
	PRADA SpA	80,100	496,723
*	PT International Development Co. Ltd.	681,000	5,201
	Public Financial Holdings Ltd.	156,000	25,159
*	Realord Group Holdings Ltd.	54,000	36,735
#*	Regal Hotels International Holdings Ltd.	120,000	45,107
Ω	Regina Miracle International Holdings Ltd.	81,000	20,364
*	Sa Sa International Holdings Ltd.	258,000	27,051
	Safety Godown Co. Ltd.	24,000	5,933
*Ω	Samsonite International SA	407,400	1,137,350
*	Sands China Ltd.	84,800	222,580
	SAS Dragon Holdings Ltd.	88,000	38,356
	SEA Holdings Ltd.	60,582	12,955
*	Shangri-La Asia Ltd.	422,000	262,232
*	Shun Tak Holdings Ltd.	546,000	54,515
	Singamas Container Holdings Ltd.	570,000	39,256
	Sino Land Co. Ltd.	631,955	660,117
	SITC International Holdings Co. Ltd.	465,000	705,565
#*	SJM Holdings Ltd.	595,499	167,352
	SmarTone Telecommunications Holdings Ltd.	138,000	68,931
*	Solomon Systech International Ltd.	524,000	17,118
	Soundwill Holdings Ltd.	41,000	35,104
	Stella International Holdings Ltd.	173,500	228,816
	Sun Hung Kai & Co. Ltd.	211,000	58,552
	Sun Hung Kai Properties Ltd.	70,500	658,004
	SUNeVision Holdings Ltd.	246,000	84,408
	Swire Pacific Ltd., Class A	60,000	464,222
	Swire Pacific Ltd., Class B	107,500	126,682
	Swire Properties Ltd.	90,000	168,190
	TAI Cheung Holdings Ltd.	164,000	72,741
	Tao Heung Holdings Ltd.	60,000	5,592
*††	Taung Gold International Ltd.	4,350,000	6,121
	Techtronic Industries Co. Ltd.	159,500	1,694,066
*	Television Broadcasts Ltd.	110,900	42,166
*	Texhong International Group Ltd.	126,500	60,093
	Texwinca Holdings Ltd.	332,000	34,820
*	Theme International Holdings Ltd.	1,190,000	63,192
*	TOM Group Ltd.	24,000	1,949
*	Tongda Group Holdings Ltd.	2,489,999	29,330
	Town Health International Medical Group Ltd.	254,000	9,384
	Tradelink Electronic Commerce Ltd.	290,000	33,204
	Transport International Holdings Ltd.	87,866	101,568
	United Laboratories International Holdings Ltd.	452,000	390,731
††	Untrade.Ch Wood Opti	56,000	1,209

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
††	Untrade.Genting Hk	188,000	$1,871
	Value Partners Group Ltd.	303,000	69,770
	Vedan International Holdings Ltd.	124,000	8,322
	Vesync Co. Ltd.	44,000	22,564
	Vitasoy International Holdings Ltd.	104,000	79,828
*	Vobile Group Ltd.	215,000	39,877
	VSTECS Holdings Ltd.	350,000	188,595
	VTech Holdings Ltd.	58,600	339,411
	Wang On Group Ltd.	2,640,000	11,575
Ω	WH Group Ltd.	2,574,632	1,519,019
	Wharf Real Estate Investment Co. Ltd.	115,000	336,931
	Wing Tai Properties Ltd.	52,000	16,966
*	Xingye Alloy Materials Group Ltd.	86,000	11,568
#	Xinyi Glass Holdings Ltd.	659,524	546,761
	Yue Yuen Industrial Holdings Ltd.	300,500	283,380
*	Zensun Enterprises Ltd.	135,000	5,555
*	Zhaobangji Lifestyle Holdings Ltd.	344,000	7,951
TOTAL HONG KONG			41,662,308
HUNGARY — (0.1%)
*	4iG Nyrt	7,200	16,109
	Magyar Telekom Telecommunications PLC	100,745	218,339
	MOL Hungarian Oil & Gas PLC	143,819	1,177,350
*	Opus Global Nyrt	13,917	16,475
	OTP Bank Nyrt	21,980	1,018,459
	Richter Gedeon Nyrt	6,597	177,989
TOTAL HUNGARY			2,624,721
INDIA — (6.6%)
	360 ONE WAM Ltd.	36,444	272,309
*	3i Infotech Ltd.	16,458	12,170
	Aarti Drugs Ltd.	15,426	97,442
	Aarti Industries Ltd.	40,532	320,907
*	Aarti Pharmalabs Ltd.	10,133	64,986
*	Aavas Financiers Ltd.	442	7,850
	Abbott India Ltd.	863	268,103
	ACC Ltd.	17,719	542,792
	Action Construction Equipment Ltd.	11,951	140,714
*	Adani Energy Solutions Ltd.	18,111	234,706
	Adani Enterprises Ltd.	1,562	59,041
*	Adani Green Energy Ltd.	9,405	190,802
	Adani Ports & Special Economic Zone Ltd.	49,114	713,022
*	Adani Power Ltd.	185,213	1,262,027
	Adani Total Gas Ltd.	15,559	191,133
	ADF Foods Ltd.	11,330	29,344
*	Aditya Birla Capital Ltd.	190,334	391,843
	Advanced Enzyme Technologies Ltd.	14,719	67,358
	Aegis Logistics Ltd.	45,524	207,190
	AGI Greenpac Ltd.	11,207	107,964
	Agro Tech Foods Ltd.	1,165	11,710
	Ahluwalia Contracts India Ltd.	7,648	78,730
	AIA Engineering Ltd.	11,115	544,678
	Ajanta Pharma Ltd.	17,548	460,917
	Akzo Nobel India Ltd.	2,300	72,562
	Alembic Ltd.	28,091	31,734
	Alembic Pharmaceuticals Ltd.	25,708	299,535
	Alkem Laboratories Ltd.	6,176	371,538
	Alkyl Amines Chemicals	3,302	95,083

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Allcargo Gati Ltd.	17,181	$26,032
	Allcargo Logistics Ltd.	125,488	122,434
	Allcargo Terminals Ltd.	31,372	27,165
	Amara Raja Energy & Mobility Ltd.	20,590	219,394
	Ambuja Cements Ltd.	59,988	402,801
	Anant Raj Ltd.	34,045	130,069
	Andhra Sugars Ltd.	28,073	37,577
	Angel One Ltd.	5,945	234,200
	Apar Industries Ltd.	4,455	336,074
	Apcotex Industries Ltd.	3,910	22,743
	APL Apollo Tubes Ltd.	37,580	685,005
	Apollo Hospitals Enterprise Ltd.	13,609	1,035,578
	Apollo Tyres Ltd.	127,582	829,824
	Arvind Fashions Ltd.	12,904	80,583
	Arvind Ltd.	61,309	231,772
	Asahi India Glass Ltd.	18,993	119,928
	Ashiana Housing Ltd.	8,633	32,001
	Ashok Leyland Ltd.	194,617	412,238
*	Ashoka Buildcon Ltd.	45,156	98,673
	Asian Paints Ltd.	22,765	810,329
*Ω	Aster DM Healthcare Ltd.	42,764	227,400
	Astra Microwave Products Ltd.	16,150	111,047
	Astral Ltd.	18,825	415,814
	AstraZeneca Pharma India Ltd.	1,165	92,481
	Atul Ltd.	3,649	282,109
Ω	AU Small Finance Bank Ltd.	27,468	210,892
	Aurobindo Pharma Ltd.	94,445	1,310,878
	Automotive Axles Ltd.	1,309	32,375
	Avanti Feeds Ltd.	13,928	87,686
*Ω	Avenue Supermarts Ltd.	1,757	80,647
	Axis Bank Ltd.	250,514	3,220,181
	Axis Bank Ltd., GDR	1,036	66,926
	Bajaj Auto Ltd.	5,912	546,540
	Bajaj Consumer Care Ltd.	18,382	48,492
	Bajaj Finance Ltd.	17,369	1,438,286
	Bajaj Finserv Ltd.	12,340	241,140
*	Bajaj Hindusthan Sugar Ltd.	308,050	115,341
	Bajaj Holdings & Investment Ltd.	8,383	842,746
	Balaji Amines Ltd.	4,219	123,230
	Balkrishna Industries Ltd.	23,789	705,270
	Balmer Lawrie & Co. Ltd.	31,203	106,862
	Balrampur Chini Mills Ltd.	73,082	348,359
	Banco Products India Ltd.	4,272	36,565
Ω	Bandhan Bank Ltd.	81,388	223,825
	Bank of Baroda	269,632	804,818
	Bank of India	99,928	166,790
	Bank of Maharashtra	340,405	226,203
	Bannari Amman Sugars Ltd.	790	22,939
	BASF India Ltd.	3,176	116,211
	Bata India Ltd.	11,145	199,029
	Bayer CropScience Ltd.	1,033	74,229
	BEML Ltd.	5,370	226,277
	Berger Paints India Ltd.	41,751	283,963
*	BF Utilities Ltd.	4,868	35,285
	Bhansali Engineering Polymers Ltd.	6,324	8,115
	Bharat Bijlee Ltd.	1,368	86,706
	Bharat Electronics Ltd.	840,447	1,885,948
	Bharat Forge Ltd.	54,243	806,102
	Bharat Heavy Electricals Ltd.	281,423	773,277

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bharat Petroleum Corp. Ltd.	77,450	$469,338
	Bharat Rasayan Ltd.	275	30,048
	Bharti Airtel Ltd.	273,510	3,861,736
	Birla Corp. Ltd.	9,881	181,931
	Birlasoft Ltd.	72,499	741,952
*	Black Box Ltd.	6,786	23,031
	BLS International Services Ltd.	16,560	83,872
	Blue Dart Express Ltd.	1,564	123,226
	Blue Star Ltd.	18,366	254,373
	Bombay Burmah Trading Co.	5,089	106,781
*	Borosil Ltd.	2,074	8,783
	Bosch Ltd.	649	183,895
	Brigade Enterprises Ltd.	25,902	318,519
*	Brightcom Group Ltd.	2,124	520
	Britannia Industries Ltd.	12,482	776,900
	BSE Ltd.	17,184	482,919
*	Camlin Fine Sciences Ltd.	4,683	7,285
	Can Fin Homes Ltd.	23,250	217,484
	Canara Bank	96,339	557,990
*	Capacit'e Infraprojects Ltd.	8,742	27,764
	Caplin Point Laboratories Ltd.	5,976	103,736
	Carborundum Universal Ltd.	22,029	298,955
	Care Ratings Ltd.	4,806	59,419
	Castrol India Ltd.	102,916	243,637
	CCL Products India Ltd.	36,778	297,859
	Ceat Ltd.	8,354	265,453
	Central Depository Services India Ltd.	14,699	313,848
	Century Enka Ltd.	5,766	31,034
	Century Plyboards India Ltd.	21,503	203,285
	Century Textiles & Industries Ltd.	17,159	295,502
	Cera Sanitaryware Ltd.	1,982	197,040
	CESC Ltd.	157,900	271,924
	CG Power & Industrial Solutions Ltd.	137,635	773,577
*	Chalet Hotels Ltd.	4,849	45,600
	Chambal Fertilisers & Chemicals Ltd.	67,533	298,536
	Chennai Petroleum Corp. Ltd.	10,216	104,962
*††	Chennai Super Kings Cricket Ltd.	52,326	0
	Cholamandalam Financial Holdings Ltd.	30,613	434,057
	Cholamandalam Investment & Finance Co. Ltd.	100,903	1,440,947
	CIE Automotive India Ltd.	39,842	232,943
	Cigniti Technologies Ltd.	4,584	55,358
	Cipla Ltd.	103,155	1,678,974
	City Union Bank Ltd.	128,828	225,081
	Coal India Ltd.	125,372	613,640
Ω	Cochin Shipyard Ltd.	32,460	355,614
*Ω	Coffee Day Enterprises Ltd.	29,071	20,748
	Coforge Ltd.	9,027	678,592
	Colgate-Palmolive India Ltd.	23,255	721,861
	Computer Age Management Services Ltd.	7,387	257,326
	Container Corp. of India Ltd.	52,193	555,542
	Coromandel International Ltd.	43,719	553,901
	Cosmo First Ltd.	5,608	41,572
*	CreditAccess Grameen Ltd.	8,631	165,818
	CRISIL Ltd.	5,681	280,603
	Crompton Greaves Consumer Electricals Ltd.	134,422	490,875
*	CSB Bank Ltd.	4,343	20,064
	Cummins India Ltd.	16,804	461,070
	Cyient Ltd.	15,957	379,447
*	D B Realty Ltd.	24,477	74,001

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Dabur India Ltd.	56,117	$365,016
	Dalmia Bharat Ltd.	24,001	655,117
	Dalmia Bharat Sugar & Industries Ltd.	7,147	34,616
	DB Corp. Ltd.	24,605	94,596
	DCB Bank Ltd.	72,669	120,960
	DCM Shriram Ltd.	20,669	257,694
	DCW Ltd.	49,031	40,704
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,971	148,874
	Deepak Nitrite Ltd.	12,191	337,857
	Delta Corp. Ltd.	32,285	54,442
*	DEN Networks Ltd.	41,201	30,289
	Dhampur Bio Organics Ltd.	1,941	3,304
	Dhampur Sugar Mills Ltd.	16,263	51,894
*	Dhani Services Ltd.	83,065	38,425
	Dhanuka Agritech Ltd.	5,584	80,888
Ω	Dilip Buildcon Ltd.	15,884	76,568
*	Dish TV India Ltd.	343,258	82,435
*	Dishman Carbogen Amcis Ltd.	27,694	64,469
	Divi's Laboratories Ltd.	17,454	768,909
	Dixon Technologies India Ltd.	9,427	679,214
	DLF Ltd.	94,388	904,814
	Dollar Industries Ltd.	1,204	6,695
Ω	Dr Lal PathLabs Ltd.	10,564	320,662
	Dr Reddy's Laboratories Ltd., ADR	15,521	1,116,736
	Dr Reddy's Laboratories Ltd.	15,332	1,126,337
	Dwarikesh Sugar Industries Ltd.	22,777	23,281
	Dynamatic Technologies Ltd.	1,057	81,725
	eClerx Services Ltd.	13,976	458,151
	Edelweiss Financial Services Ltd.	141,455	119,276
	Eicher Motors Ltd.	11,067	512,538
	EID Parry India Ltd.	27,575	209,298
	EIH Associated Hotels	3,502	27,815
	EIH Ltd.	48,193	191,280
	Electrosteel Castings Ltd.	143,137	299,988
	Elgi Equipments Ltd.	32,594	240,836
	Emami Ltd.	64,593	388,451
Ω	Endurance Technologies Ltd.	6,331	160,788
	Engineers India Ltd.	88,087	250,620
	Epigral Ltd.	3,103	38,931
	EPL Ltd.	13,454	32,717
Ω	Equitas Small Finance Bank Ltd.	80,509	100,969
*Ω	Eris Lifesciences Ltd.	7,654	84,716
	ESAB India Ltd.	1,446	95,861
	Escorts Kubota Ltd.	7,522	270,463
	Everest Industries Ltd.	2,593	39,926
	Excel Industries Ltd.	1,267	13,856
	Exide Industries Ltd.	132,617	535,141
	Fairchem Organics Ltd.	494	7,403
*	FDC Ltd.	17,971	90,048
	Federal Bank Ltd.	595,372	1,055,267
*	Federal-Mogul Goetze India Ltd.	2,733	12,207
	FIEM Industries Ltd.	1,999	57,749
	Filatex India Ltd.	38,784	28,856
	Fine Organic Industries Ltd.	2,421	137,445
	Finolex Cables Ltd.	22,825	299,875
	Finolex Industries Ltd.	77,237	206,615
	Firstsource Solutions Ltd.	78,315	192,703
	Force Motors Ltd.	3,168	152,149
	Fortis Healthcare Ltd.	173,242	901,273

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gabriel India Ltd.	27,470	$127,230
	GAIL India Ltd.	727,699	1,515,065
	Galaxy Surfactants Ltd.	2,102	70,645
	Ganesh Housing Corp. Ltd.	5,906	52,276
	Garden Reach Shipbuilders & Engineers Ltd.	13,059	146,056
	Garware Technical Fibres Ltd.	4,176	174,866
	Gateway Distriparks Ltd.	96,744	130,377
*	GE T&D India Ltd.	23,648	193,891
	Genus Power Infrastructures Ltd.	31,303	99,834
	GHCL Ltd.	23,955	168,253
*	GHCL Textiles Ltd.	23,955	23,166
	GIC Housing Finance Ltd.	18,109	55,892
	Gillette India Ltd.	1,947	154,084
	GlaxoSmithKline Pharmaceuticals Ltd.	8,551	231,195
	Glenmark Pharmaceuticals Ltd.	58,036	633,227
	GMM Pfaudler Ltd.	1,759	32,826
	Godawari Power & Ispat Ltd.	11,399	104,758
	Godfrey Phillips India Ltd.	5,565	166,018
Ω	Godrej Agrovet Ltd.	3,324	22,264
	Godrej Consumer Products Ltd.	35,807	501,176
*	Godrej Industries Ltd.	28,932	313,633
*	Godrej Properties Ltd.	7,841	223,301
	Goodyear India Ltd.	2,222	37,234
	Granules India Ltd.	56,623	282,149
	Graphite India Ltd.	18,159	118,562
	Grasim Industries Ltd.	56,926	1,480,776
	Grauer & Weil India Ltd.	12,806	24,060
	Gravita India Ltd.	2,184	24,408
	Great Eastern Shipping Co. Ltd.	37,226	442,857
	Greaves Cotton Ltd.	16,861	33,276
	Greenlam Industries Ltd.	6,449	41,920
	Greenpanel Industries Ltd.	16,581	79,139
	Greenply Industries Ltd.	16,548	48,955
	Grindwell Norton Ltd.	9,443	271,245
	Gujarat Alkalies & Chemicals Ltd.	13,663	130,487
	Gujarat Ambuja Exports Ltd.	36,412	170,215
	Gujarat Fluorochemicals Ltd.	9,976	440,393
	Gujarat Gas Ltd.	24,930	173,934
	Gujarat Industries Power Co. Ltd.	12,468	33,670
	Gujarat Mineral Development Corp. Ltd.	43,682	240,298
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	28,954	261,682
	Gujarat Pipavav Port Ltd.	89,581	190,727
	Gujarat State Fertilizers & Chemicals Ltd.	65,661	236,065
	Gujarat State Petronet Ltd.	100,344	443,333
	Gulf Oil Lubricants India Ltd.	3,029	29,125
	Happiest Minds Technologies Ltd.	11,910	125,809
*	Hathway Cable & Datacom Ltd.	45,980	13,263
	Hatsun Agro Product Ltd.	17,318	237,646
	Havells India Ltd.	37,085	578,719
	HBL Power Systems Ltd.	65,276	424,178
	HCL Technologies Ltd.	135,785	2,566,753
Ω	HDFC Asset Management Co. Ltd.	9,368	404,396
	HDFC Bank Ltd.	397,404	6,989,168
Ω	HDFC Life Insurance Co. Ltd.	22,041	152,955
*	HealthCare Global Enterprises Ltd.	6,523	29,249
	HEG Ltd.	3,340	70,969
	HeidelbergCement India Ltd.	34,643	96,694
	Heritage Foods Ltd.	15,124	58,559
	Hero MotoCorp Ltd.	36,123	2,010,336

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hester Biosciences Ltd.	1,115	$20,444
	HFCL Ltd.	235,479	291,838
	HG Infra Engineering Ltd.	5,215	58,657
	Hikal Ltd.	22,547	81,528
	HIL Ltd.	1,370	49,150
	Himadri Speciality Chemical Ltd.	96,129	430,613
	Hindalco Industries Ltd.	374,600	2,609,378
	Hinduja Global Solutions Ltd.	6,335	74,786
	Hindustan Aeronautics Ltd.	25,408	922,391
*	Hindustan Construction Co. Ltd.	161,631	88,694
	Hindustan Copper Ltd.	55,468	193,633
*	Hindustan Oil Exploration Co. Ltd.	11,080	24,936
*	Hindustan Petroleum Corp. Ltd.	94,217	526,657
	Hindustan Unilever Ltd.	36,054	1,075,219
	Hle Glascoat Ltd.	1,465	9,511
	Honda India Power Products Ltd.	1,245	36,628
	Honeywell Automation India Ltd.	52	24,267
	Huhtamaki India Ltd.	7,123	27,699
	I G Petrochemicals Ltd.	4,751	28,594
	ICICI Bank Ltd., Sponsored ADR	87,297	2,130,047
	ICICI Bank Ltd.	115,986	1,431,683
Ω	ICICI Lombard General Insurance Co. Ltd.	20,047	362,584
Ω	ICICI Prudential Life Insurance Co. Ltd.	17,268	104,538
Ω	ICICI Securities Ltd.	18,452	182,053
	ICRA Ltd.	776	51,304
*	IDFC First Bank Ltd.	1,092,132	1,105,329
	IDFC Ltd.	434,035	622,114
*	IFB Industries Ltd.	1,075	17,432
	IIFL Finance Ltd.	55,498	416,636
	IIFL Securities Ltd.	35,706	73,056
*	India Cements Ltd.	86,812	273,886
	India Glycols Ltd.	4,576	50,105
	Indiabulls Housing Finance Ltd.	107,599	289,612
*	Indiabulls Real Estate Ltd.	108,361	128,052
	Indian Bank	65,141	389,516
Ω	Indian Energy Exchange Ltd.	127,492	226,803
	Indian Hotels Co. Ltd.	64,599	382,360
	Indian Oil Corp. Ltd.	275,190	488,320
	Indian Railway Catering & Tourism Corp. Ltd.	18,683	220,432
Ω	Indian Railway Finance Corp. Ltd.	141,713	301,142
	Indo Count Industries Ltd.	29,913	99,894
	Indoco Remedies Ltd.	6,213	28,031
	Indraprastha Gas Ltd.	62,266	322,908
*	Indus Towers Ltd.	217,731	584,238
	IndusInd Bank Ltd.	35,507	657,083
	Infibeam Avenues Ltd.	338,796	142,844
	Info Edge India Ltd.	8,235	499,280
	Infosys Ltd.	301,896	6,003,609
	Ingersoll Rand India Ltd.	2,018	79,261
*	Inox Wind Ltd.	11,379	64,952
	Insecticides India Ltd.	1,658	12,653
	Intellect Design Arena Ltd.	16,141	175,079
*Ω	InterGlobe Aviation Ltd.	14,591	520,987
	IOL Chemicals & Pharmaceuticals Ltd.	8,855	47,421
	Ipca Laboratories Ltd.	32,280	435,076
	IRB Infrastructure Developers Ltd.	370,150	293,864
Ω	IRCON International Ltd.	78,591	225,606
	ISGEC Heavy Engineering Ltd.	1,141	14,053
	ITC Ltd.	447,238	2,378,634

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	ITD Cementation India Ltd.	22,260	$86,612
*	ITI Ltd.	28,841	118,926
	J Kumar Infraprojects Ltd.	11,676	90,681
*	Jagran Prakashan Ltd.	29,376	35,663
	Jai Corp. Ltd.	15,986	71,932
*	Jaiprakash Power Ventures Ltd.	578,463	128,839
	Jammu & Kashmir Bank Ltd.	95,744	154,264
	Jamna Auto Industries Ltd.	27,803	39,649
	JB Chemicals & Pharmaceuticals Ltd.	18,860	381,055
	JBM Auto Ltd.	1,810	41,735
	Jindal Poly Films Ltd.	6,196	46,564
	Jindal Saw Ltd.	68,205	427,767
	Jindal Stainless Ltd.	171,783	1,189,954
	Jindal Steel & Power Ltd.	151,388	1,377,437
*	Jio Financial Services Ltd.	235,961	705,220
	JK Cement Ltd.	9,251	486,773
	JK Lakshmi Cement Ltd.	16,149	182,060
	JK Paper Ltd.	39,899	209,049
	JK Tyre & Industries Ltd.	33,904	215,403
	JM Financial Ltd.	126,883	171,241
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,702	24,184
	JSW Energy Ltd.	153,003	929,279
	JSW Steel Ltd.	292,736	2,873,044
	JTEKT India Ltd.	27,645	53,800
	Jubilant Foodworks Ltd.	100,705	628,461
	Jubilant Ingrevia Ltd.	36,620	192,965
	Jubilant Pharmova Ltd.	24,138	165,637
	Jyothy Labs Ltd.	19,894	122,030
	Kajaria Ceramics Ltd.	35,331	587,706
	Kalpataru Projects International Ltd.	23,959	230,324
	Kalyani Steels Ltd.	8,932	65,164
	Kansai Nerolac Paints Ltd.	18,894	77,819
	Karnataka Bank Ltd.	111,612	342,649
	Karur Vysya Bank Ltd.	162,946	388,696
	Kaveri Seed Co. Ltd.	9,145	79,595
	KCP Ltd.	18,420	43,469
	KEC International Ltd.	39,834	314,992
	KEI Industries Ltd.	27,752	1,065,021
	Kennametal India Ltd.	1,297	39,385
	Kewal Kiran Clothing Ltd.	2,389	22,122
*	Kiri Industries Ltd.	1,263	6,204
	Kirloskar Brothers Ltd.	4,402	48,053
	Kirloskar Oil Engines Ltd.	17,599	149,190
	Klass Pack Ltd.	1,556	2,037
	KNR Constructions Ltd.	42,416	140,721
	Kolte-Patil Developers Ltd.	5,570	34,295
	Kotak Mahindra Bank Ltd.	34,459	757,886
	KPIT Technologies Ltd.	58,305	1,087,659
	KPR Mill Ltd.	53,906	512,688
	KRBL Ltd.	24,875	107,600
	KSB Ltd.	4,122	180,946
	L&T Finance Holdings Ltd.	284,262	592,714
Ω	L&T Technology Services Ltd.	4,254	284,565
	LA Opala RG Ltd.	1,909	8,408
	Lakshmi Machine Works Ltd.	771	126,970
	Larsen & Toubro Ltd.	74,431	3,116,295
Ω	Laurus Labs Ltd.	78,780	361,147
	LG Balakrishnan & Bros Ltd.	7,963	123,608
	LIC Housing Finance Ltd.	121,954	919,706

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Linde India Ltd.	3,102	$208,134
	LT Foods Ltd.	41,256	97,869
Ω	LTIMindtree Ltd.	18,857	1,228,621
	Lumax Auto Technologies Ltd.	10,082	47,266
	Lumax Industries Ltd.	1,052	31,155
	Lupin Ltd.	62,163	1,122,318
	LUX Industries Ltd.	1,387	20,862
	Mahanagar Gas Ltd.	9,680	172,553
	Maharashtra Scooters Ltd.	349	31,518
	Maharashtra Seamless Ltd.	18,958	240,986
	Mahindra & Mahindra Financial Services Ltd.	298,747	1,042,442
	Mahindra & Mahindra Ltd.	145,183	2,896,151
*	Mahindra Holidays & Resorts India Ltd.	34,822	170,002
	Mahindra Lifespace Developers Ltd.	27,548	185,657
Ω	Mahindra Logistics Ltd.	3,838	19,029
	Maithan Alloys Ltd.	2,030	26,588
	Man Infraconstruction Ltd.	30,854	88,402
	Manappuram Finance Ltd.	235,523	524,522
*	Mangalore Refinery & Petrochemicals Ltd.	40,362	86,388
	Marico Ltd.	106,063	675,838
	Marksans Pharma Ltd.	74,161	139,318
	Maruti Suzuki India Ltd.	2,703	330,685
Ω	MAS Financial Services Ltd.	4,593	55,449
	Mastek Ltd.	4,519	155,534
	Max Estates Ltd.	6,858	24,308
*	Max Financial Services Ltd.	6,657	70,867
	Max Healthcare Institute Ltd.	26,551	251,994
	Mayur Uniquoters Ltd.	8,402	57,719
	Mazagon Dock Shipbuilders Ltd.	12,362	340,240
	Meghmani Organics Ltd.	33,015	34,746
Ω	Metropolis Healthcare Ltd.	6,923	136,410
	Minda Corp. Ltd.	11,926	59,408
Ω	Mishra Dhatu Nigam Ltd.	14,607	90,824
	MM Forgings Ltd.	3,625	40,175
	MOIL Ltd.	22,181	92,768
	Monte Carlo Fashions Ltd.	3,649	30,446
*	Morepen Laboratories Ltd.	75,587	48,210
	Motherson Sumi Wiring India Ltd.	433,050	340,676
	Motilal Oswal Financial Services Ltd.	12,383	267,120
	Mphasis Ltd.	33,542	1,044,700
	MRF Ltd.	654	1,118,135
	Mrs Bectors Food Specialities Ltd.	4,039	57,787
	MSTC Ltd.	7,750	99,072
	Multi Commodity Exchange of India Ltd.	849	34,764
	Muthoot Finance Ltd.	66,141	1,108,758
	Narayana Hrudayalaya Ltd.	18,518	293,337
	Natco Pharma Ltd.	20,784	216,350
	National Aluminium Co. Ltd.	319,195	576,793
	National Fertilizers Ltd.	35,078	53,358
	Nava Ltd.	42,413	243,396
	Navin Fluorine International Ltd.	1,958	80,245
	Navneet Education Ltd.	39,220	72,731
	NCC Ltd.	133,271	345,187
	NCL Industries Ltd.	8,249	24,414
	NELCO Ltd.	2,004	19,147
	NESCO Ltd.	8,606	89,715
	Nestle India Ltd.	36,800	1,110,498
	Neuland Laboratories Ltd.	1,127	87,610
	NHPC Ltd.	332,705	364,696

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NIIT Learning Systems Ltd.	25,172	$141,136
	NIIT Ltd.	25,172	37,837
	Nilkamal Ltd.	2,650	69,316
Ω	Nippon Life India Asset Management Ltd.	19,665	124,097
	NLC India Ltd.	66,590	208,589
	NMDC Ltd.	262,907	696,544
*††	NMDC Steel Ltd.	262,907	220,140
	NOCIL Ltd.	39,174	126,986
	Novartis India Ltd.	1,821	21,657
	NRB Bearings Ltd.	20,512	84,876
	NTPC Ltd.	299,031	1,145,788
	Nucleus Software Exports Ltd.	3,108	59,191
	Nuvama Wealth Management Ltd.	1,578	67,660
	Oberoi Realty Ltd.	36,793	588,004
	Oil & Natural Gas Corp. Ltd.	129,321	394,242
	Oil India Ltd.	56,889	292,828
	Oracle Financial Services Software Ltd.	5,536	434,572
	Orient Cement Ltd.	38,546	131,473
	Orient Electric Ltd.	29,101	73,307
	Orient Paper & Industries Ltd.	48,586	33,503
	Oriental Carbon & Chemicals Ltd.	1,440	15,160
*	Orissa Minerals Development Co. Ltd.	246	22,023
	Page Industries Ltd.	938	422,266
	Paisalo Digital Ltd.	58,490	93,779
	Panama Petrochem Ltd.	5,121	22,342
*Ω	Parag Milk Foods Ltd.	9,183	22,586
*	Patel Engineering Ltd.	105,493	89,174
*	PC Jeweller Ltd.	66,129	44,048
	PCBL Ltd.	61,168	235,069
	Persistent Systems Ltd.	16,947	1,696,171
	Petronet LNG Ltd.	282,882	916,011
	Pfizer Ltd.	2,456	127,163
	Phoenix Mills Ltd.	16,323	475,220
	PI Industries Ltd.	13,700	557,299
	Pidilite Industries Ltd.	13,377	407,871
	Piramal Enterprises Ltd.	28,361	312,364
*	Piramal Pharma Ltd.	130,810	226,924
*Ω	PNB Housing Finance Ltd.	8,078	76,064
	PNC Infratech Ltd.	30,500	167,613
	Poly Medicure Ltd.	4,687	81,947
	Polycab India Ltd.	6,068	316,801
	Polyplex Corp. Ltd.	6,105	74,577
	Poonawalla Fincorp Ltd.	51,968	299,285
	Power Finance Corp. Ltd.	421,622	2,255,870
	Power Grid Corp. of India Ltd.	318,901	998,343
	Power Mech Projects Ltd.	1,652	106,328
	Praj Industries Ltd.	24,932	149,647
*	Prakash Industries Ltd.	57,269	143,341
Ω	Prataap Snacks Ltd.	2,707	41,911
	Prestige Estates Projects Ltd.	53,086	803,811
*	Pricol Ltd.	26,229	120,662
*	Prime Focus Ltd.	9,031	15,059
*	Prince Pipes & Fittings Ltd.	6,088	52,181
*	Prism Johnson Ltd.	43,150	94,610
*	Privi Speciality Chemicals Ltd.	2,218	32,565
	Procter & Gamble Health Ltd.	2,444	150,405
	Procter & Gamble Hygiene & Health Care Ltd.	1,703	352,513
	PSP Projects Ltd.	3,112	28,043
	PTC India Ltd.	99,145	287,046

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Punjab National Bank	271,706	$374,727
*	PVR Inox Ltd.	6,920	121,519
*Ω	Quess Corp. Ltd.	19,671	119,690
	Radico Khaitan Ltd.	16,836	336,331
	Rain Industries Ltd.	61,259	128,131
	Rajesh Exports Ltd.	25,906	113,977
	Rallis India Ltd.	18,917	60,359
	Ramco Cements Ltd.	27,322	334,214
	Ramco Industries Ltd.	13,704	40,598
	Ramkrishna Forgings Ltd.	13,260	121,950
	Rane Holdings Ltd.	2,514	37,386
	Rashtriya Chemicals & Fertilizers Ltd.	55,235	121,917
	Ratnamani Metals & Tubes Ltd.	5,918	252,232
	Raymond Ltd.	14,744	315,098
Ω	RBL Bank Ltd.	157,218	492,661
	REC Ltd.	477,632	2,868,061
	Redington Ltd.	209,436	453,564
*	Redtape Ltd.	8,330	65,503
	Relaxo Footwears Ltd.	12,843	133,179
	Reliance Industrial Infrastructure Ltd.	2,215	37,520
	Reliance Industries Ltd.	235,961	8,097,561
*	Reliance Infrastructure Ltd.	40,867	113,469
*	Reliance Power Ltd.	916,309	327,859
	Repco Home Finance Ltd.	10,088	49,371
	Rico Auto Industries Ltd.	31,447	38,725
	RITES Ltd.	14,370	128,591
	RSWM Ltd.	7,568	20,707
	Rupa & Co. Ltd.	4,580	15,295
	Sagar Cements Ltd.	10,335	33,498
	Samvardhana Motherson International Ltd.	463,984	634,232
	Sandhar Technologies Ltd.	3,136	18,119
	Sanghvi Movers Ltd.	3,370	31,499
	Sanofi India Ltd.	2,438	253,697
	Sarda Energy & Minerals Ltd.	27,550	83,201
	Sasken Technologies Ltd.	583	10,242
*	Satin Creditcare Network Ltd.	3,262	10,167
	Savita Oil Technologies Ltd.	4,462	22,322
	SBI Cards & Payment Services Ltd.	21,247	183,837
Ω	SBI Life Insurance Co. Ltd.	13,261	225,003
	Schaeffler India Ltd.	4,560	171,540
*	Schneider Electric Infrastructure Ltd.	14,706	83,380
*	Sequent Scientific Ltd.	6,658	11,023
	Seshasayee Paper & Boards Ltd.	3,484	14,421
Ω	SH Kelkar & Co. Ltd.	18,152	36,696
	Shankara Building Products Ltd.	1,193	11,028
	Shanthi Gears Ltd.	2,827	18,579
	Sharda Cropchem Ltd.	10,452	49,841
	Sharda Motor Industries Ltd.	1,355	22,228
*	Sheela Foam Ltd.	5,144	72,658
*	Shilpa Medicare Ltd.	7,390	32,519
	Shipping Corp. of India Ltd.	59,327	151,775
††	Shipping Corp. of India Ltd.	59,327	7,244
*	Shoppers Stop Ltd.	11,621	105,929
	Shree Cement Ltd.	713	243,796
*	Shree Renuka Sugars Ltd.	135,400	78,270
	Shriram Finance Ltd.	67,814	2,019,156
	Siemens Ltd.	3,071	153,166
*	SIS Ltd.	11,417	67,534
	Siyaram Silk Mills Ltd.	4,520	28,980

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	SKF India Ltd.	5,640	$320,779
	Sobha Ltd.	13,764	240,244
	Solar Industries India Ltd.	6,105	475,327
*	Solara Active Pharma Sciences Ltd.	3,320	15,410
	Somany Ceramics Ltd.	4,414	37,649
	Sonata Software Ltd.	55,938	517,011
	South Indian Bank Ltd.	519,112	216,809
*	Spandana Sphoorty Financial Ltd.	630	7,935
	SRF Ltd.	31,640	882,981
*	Star Cement Ltd.	15,877	35,619
	State Bank of India	114,695	887,399
	State Bank of India, GDR	2,177	168,500
	Steel Authority of India Ltd.	385,104	568,436
	Sterlite Technologies Ltd.	52,825	91,990
	Strides Pharma Science Ltd.	21,638	182,792
	Stylam Industries Ltd.	844	16,763
*	Subex Ltd.	85,031	38,498
	Subros Ltd.	10,122	81,008
	Sudarshan Chemical Industries Ltd.	11,301	71,586
	Sumitomo Chemical India Ltd.	6,316	31,445
	Sun Pharmaceutical Industries Ltd.	93,839	1,599,235
	Sun TV Network Ltd.	29,483	233,726
	Sundaram Finance Holdings Ltd.	7,208	16,483
	Sundaram Finance Ltd.	10,231	439,255
	Sundaram-Clayton Ltd.	1,656	30,231
	Sundram Fasteners Ltd.	21,656	317,760
	Sunteck Realty Ltd.	21,380	120,738
	Suprajit Engineering Ltd.	20,254	95,027
	Supreme Industries Ltd.	13,018	652,390
	Supreme Petrochem Ltd.	22,062	159,745
	Surya Roshni Ltd.	13,768	129,577
*	Suven Pharmaceuticals Ltd.	55,204	445,523
*	Suzlon Energy Ltd.	1,072,119	592,826
	Swaraj Engines Ltd.	1,242	33,587
Ω	Syngene International Ltd.	25,178	227,750
	Tamil Nadu Newsprint & Papers Ltd.	15,403	59,176
	Tanla Platforms Ltd.	13,276	165,185
*	TARC Ltd.	44,042	85,641
	Tasty Bite Eatables Ltd.	47	7,877
	Tata Chemicals Ltd.	59,057	733,271
	Tata Communications Ltd.	22,946	480,217
	Tata Consultancy Services Ltd.	67,519	3,091,510
	Tata Consumer Products Ltd.	48,640	655,601
	Tata Consumer Products Ltd.	7,549	101,716
	Tata Elxsi Ltd.	6,826	624,550
	Tata Metaliks Ltd.	5,683	72,989
	Tata Motors Ltd.	538,806	5,738,319
	Tata Power Co. Ltd.	176,417	827,267
	Tata Steel Ltd.	2,234,671	3,659,277
	Tata Steel Ltd.	33,640	55,072
	TCI Express Ltd.	3,754	62,571
	TD Power Systems Ltd.	22,880	82,948
	Tech Mahindra Ltd.	111,525	1,781,804
	Techno Electric & Engineering Co. Ltd.	19,123	188,351
	Texmaco Rail & Engineering Ltd.	49,331	131,510
	Thermax Ltd.	2,584	98,770
	Thirumalai Chemicals Ltd.	17,134	50,064
	Thomas Cook India Ltd.	36,462	75,854
Ω	Thyrocare Technologies Ltd.	4,402	32,326

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tide Water Oil Co. India Ltd.	1,030	$20,197
	Tilaknagar Industries Ltd.	20,689	60,900
	Time Technoplast Ltd.	52,285	109,464
	Timken India Ltd.	5,493	225,049
	Titagarh Rail System Ltd.	16,029	212,283
	Titan Co. Ltd.	37,363	1,662,527
	Torrent Pharmaceuticals Ltd.	26,306	794,997
	Torrent Power Ltd.	39,877	500,460
	Tourism Finance Corp. of India Ltd.	12,629	27,698
*	TransIndia Real Estate Ltd.	31,372	21,082
	Transport Corp. of India Ltd.	10,050	113,512
	Trent Ltd.	10,624	395,232
	Trident Ltd.	564,080	322,733
	Triveni Engineering & Industries Ltd.	37,325	153,687
*	Triveni Turbine Ltd.	9,150	41,497
	TTK Prestige Ltd.	10,200	95,641
	Tube Investments of India Ltd.	36,180	1,701,452
	TV Today Network Ltd.	13,324	39,823
*	TV18 Broadcast Ltd.	152,950	116,067
	TVS Holdings Ltd.	1,656	159,921
	TVS Motor Co. Ltd.	47,653	1,145,398
	TVS Srichakra Ltd.	1,447	77,096
	Uflex Ltd.	11,771	65,895
	Ugar Sugar Works Ltd.	25,068	24,280
*	Ugro Capital Ltd.	13,207	45,041
	Ujjivan Financial Services Ltd.	2,306	15,844
Ω	Ujjivan Small Finance Bank Ltd.	88,629	59,247
	UltraTech Cement Ltd.	21,149	2,580,229
*	Unichem Laboratories Ltd.	9,550	54,182
	Union Bank of India Ltd.	199,983	336,429
	United Breweries Ltd.	6,349	138,252
	United Spirits Ltd.	47,033	614,816
	UNO Minda Ltd.	56,378	467,662
	UPL Ltd.	258,990	1,677,644
	Usha Martin Ltd.	48,729	219,716
	UTI Asset Management Co. Ltd.	3,797	42,584
*	VA Tech Wabag Ltd.	12,652	102,645
	Vaibhav Global Ltd.	17,605	105,589
	Vardhman Textiles Ltd.	40,475	209,008
*Ω	Varroc Engineering Ltd.	13,072	87,600
	Varun Beverages Ltd.	99,084	1,523,264
	Vedanta Ltd.	251,272	833,699
	Venky's India Ltd.	1,715	40,690
	Vesuvius India Ltd.	3,868	164,942
	V-Guard Industries Ltd.	33,652	118,772
	Vinati Organics Ltd.	9,924	206,904
	Vindhya Telelinks Ltd.	2,575	76,170
	VIP Industries Ltd.	11,912	76,710
	Visaka Industries Ltd.	10,930	17,932
	VL E-Governance & IT Solutions Ltd.	22,171	19,143
*	V-Mart Retail Ltd.	1,571	41,279
*	Vodafone Idea Ltd.	1,474,008	253,175
	Voltamp Transformers Ltd.	1,363	132,544
	Voltas Ltd.	11,414	149,626
	VRL Logistics Ltd.	13,256	118,648
	VST Industries Ltd.	1,677	74,619
	VST Tillers Tractors Ltd.	975	39,130
	Welspun Corp. Ltd.	50,380	356,683
	Welspun Enterprises Ltd.	19,817	84,828

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Welspun Living Ltd.	146,995	$290,852
	West Coast Paper Mills Ltd.	14,627	137,514
	Westlife Foodworld Ltd.	15,854	160,153
	Whirlpool of India Ltd.	4,402	71,355
	Wipro Ltd.	134,598	767,975
*	Wockhardt Ltd.	18,419	101,195
	Wonderla Holidays Ltd.	6,827	72,518
*	Yes Bank Ltd.	644,005	186,644
*	Zee Entertainment Enterprises Ltd.	302,810	634,361
	Zensar Technologies Ltd.	37,855	262,780
	Zydus Lifesciences Ltd.	65,791	602,249
	Zydus Wellnes Ltd.	4,155	80,750
TOTAL INDIA			249,362,156
INDONESIA — (0.6%)
	Ace Hardware Indonesia Tbk. PT	2,128,600	114,594
	Adaro Energy Indonesia Tbk. PT	4,921,100	746,171
*	Adaro Minerals Indonesia Tbk. PT	1,455,300	135,845
*	Adhi Karya Persero Tbk. PT	1,546,995	27,617
*	Adi Sarana Armada Tbk. PT	499,600	22,971
*	Agung Semesta Sejahtera Tbk. PT	379,600	241
	AKR Corporindo Tbk. PT	2,874,100	294,926
*	Alam Sutera Realty Tbk. PT	5,422,500	55,712
*	Allo Bank Indonesia Tbk. PT	285,800	21,754
	Aneka Tambang Tbk. PT	2,257,446	221,485
*††	Armidian Karyatama Tbk. PT	544,900	0
	Arwana Citramulia Tbk. PT	1,080,900	46,916
	Ashmore Asset Management Indonesia Tbk. PT	66,400	4,213
	Astra Agro Lestari Tbk. PT	97,100	42,481
	Astra International Tbk. PT	3,147,300	1,019,852
	Astra Otoparts Tbk. PT	396,000	56,160
	Avia Avian Tbk. PT	1,379,300	50,690
*	Bank Amar Indonesia Tbk. PT	864,766	15,332
	Bank BTPN Syariah Tbk. PT	745,700	75,065
*	Bank Bukopin Tbk. PT	7,881,856	38,428
	Bank Central Asia Tbk. PT	2,775,500	1,679,251
*	Bank China Construction Bank Indonesia Tbk. PT	2,812,000	13,373
*	Bank Jago Tbk. PT	251,100	50,886
	Bank Mandiri Persero Tbk. PT	4,231,200	1,781,400
*	Bank Mayapada International Tbk. PT	3,615,992	41,736
	Bank Maybank Indonesia Tbk. PT	1,445,900	22,160
*	Bank MNC Internasional Tbk. PT	3,083,600	11,357
*	Bank Nationalnobu Tbk. PT	429,177	23,940
	Bank Negara Indonesia Persero Tbk. PT	2,019,200	734,616
*	Bank Neo Commerce Tbk. PT	1,606,600	33,249
	Bank OCBC Nisp Tbk. PT	796,500	62,833
*	Bank Pan Indonesia Tbk. PT	1,432,900	99,765
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,027,143	75,774
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,628,900	67,061
	Bank Rakyat Indonesia Persero Tbk. PT	3,014,334	1,085,870
	Bank Syariah Indonesia Tbk. PT	3,268,160	481,908
	Bank Tabungan Negara Persero Tbk. PT	1,811,092	149,666
	Barito Pacific Tbk. PT	533,686	35,800
	BFI Finance Indonesia Tbk. PT	2,826,900	217,593
*	Bintang Oto Global Tbk. PT	230,100	15,900
	BISI International Tbk. PT	199,000	19,287
	Blue Bird Tbk. PT	168,500	18,165
*	Buana Lintas Lautan Tbk. PT	3,163,100	32,088
*	Bukalapak.com Tbk. PT	14,849,100	180,260

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bukit Asam Tbk. PT	1,380,500	$228,465
*	Bumi Resources Minerals Tbk. PT	13,489,200	132,477
*	Bumi Resources Tbk. PT	14,506,500	83,438
*	Bumi Serpong Damai Tbk. PT	2,107,000	138,231
*	Bumi Teknokultura Unggul Tbk. PT	2,403,200	305
*	Capital Financial Indonesia Tbk. PT	1,344,700	63,162
*	Cemindo Gemilang PT	376,100	26,694
	Charoen Pokphand Indonesia Tbk. PT	712,100	202,109
Ω	Cikarang Listrindo Tbk. PT	409,000	18,285
	Ciputra Development Tbk. PT	3,523,547	279,659
	Cisarua Mountain Dairy Tbk. PT	41,000	10,901
*	Citra Marga Nusaphala Persada Tbk. PT	166,518	15,849
	Clipan Finance Indonesia Tbk. PT	542,100	16,568
	Dayamitra Telekomunikasi PT	2,407,300	103,683
	Delta Dunia Makmur Tbk. PT	2,054,300	49,402
	Dharma Satya Nusantara Tbk. PT	1,298,400	41,904
	Elang Mahkota Teknologi Tbk. PT	1,164,500	34,179
	Elnusa Tbk. PT	1,799,200	45,750
	Erajaya Swasembada Tbk. PT	3,182,500	82,549
*	Gajah Tunggal Tbk. PT	649,500	44,673
	Garudafood Putra Putri Jaya Tbk. PT	2,994,000	83,493
	Gudang Garam Tbk. PT	123,700	154,286
*	Harum Energy Tbk. PT	875,800	65,082
	Hexindo Adiperkasa Tbk. PT	46,900	17,083
	Impack Pratama Industri Tbk. PT	1,201,200	29,839
	Indah Kiat Pulp & Paper Tbk. PT	830,400	411,349
	Indika Energy Tbk. PT	744,800	65,060
	Indo Tambangraya Megah Tbk. PT	156,500	268,138
	Indocement Tunggal Prakarsa Tbk. PT	241,400	137,842
	Indofood CBP Sukses Makmur Tbk. PT	142,700	106,328
	Indofood Sukses Makmur Tbk. PT	1,220,800	493,274
	Indomobil Sukses Internasional Tbk. PT	398,300	35,081
	Indosat Tbk. PT	265,100	160,826
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,745,376	88,726
*††	Inti Agri Resources Tbk. PT	532,800	0
*	Intiland Development Tbk. PT	1,382,100	16,780
	Japfa Comfeed Indonesia Tbk. PT	2,060,300	138,429
	Jasa Marga Persero Tbk. PT	413,804	130,990
	Jaya Real Property Tbk. PT	957,600	41,870
	Kalbe Farma Tbk. PT	2,266,600	216,921
*	Kapuas Prima Coal Tbk. PT	1,002,500	3,177
*	Kawasan Industri Jababeka Tbk. PT	5,806,510	45,260
*	Lippo Karawaci Tbk. PT	10,772,700	54,596
	Map Aktif Adiperkasa PT	3,051,300	187,409
	Matahari Department Store Tbk. PT	289,600	38,716
	Mayora Indah Tbk. PT	1,004,900	149,483
*	MD Pictures Tbk. PT	86,700	33,025
	Medco Energi Internasional Tbk. PT	3,468,500	267,461
	Media Nusantara Citra Tbk. PT	2,123,400	48,114
	Medikaloka Hermina Tbk. PT	1,597,300	132,032
*	Mega Manunggal Property Tbk. PT	259,500	5,197
*	Merdeka Copper Gold Tbk. PT	756,542	129,298
*	Metro Healthcare Indonesia Tbk. PT	1,818,200	18,892
	Metrodata Electronics Tbk. PT	1,934,000	63,671
	Mitra Adiperkasa Tbk. PT	3,535,200	437,865
	Mitra Keluarga Karyasehat Tbk. PT	394,300	67,260
	Mitra Pinasthika Mustika Tbk. PT	324,700	20,788
*	MNC Digital Entertainment Tbk. PT	62,200	11,788
*	MNC Land Tbk. PT	14,426,000	56,600

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Mulia Industrindo Tbk. PT	572,200	$15,224
	Nippon Indosari Corpindo Tbk. PT	326,544	23,618
*††	Omni Inovasi Indonesia Tbk. PT	985,400	1,171
	Pabrik Kertas Tjiwi Kimia Tbk. PT	386,400	153,011
*	Pacific Strategic Financial Tbk. PT	719,300	56,271
	Pakuwon Jati Tbk. PT	6,004,200	159,781
*	Panin Financial Tbk. PT	5,284,100	86,394
*	Paninvest Tbk. PT	487,900	26,285
	Pantai Indah Kapuk Dua Tbk. PT	70,500	21,639
	Perusahaan Gas Negara Tbk. PT	2,211,600	163,043
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,391,200	74,428
*††	Pool Advista Indonesia Tbk. PT	107,000	64
*	PP Persero Tbk. PT	1,316,763	34,357
	Prodia Widyahusada Tbk. PT	72,200	23,138
	Puradelta Lestari Tbk. PT	3,333,600	33,979
*	Quantum Clovera Investama Tbk. PT	1,585,300	100
	Ramayana Lestari Sentosa Tbk. PT	717,500	22,171
*††	Rimo International Lestari Tbk. PT	17,222,700	0
	Rukun Raharja Tbk. PT	207,100	17,567
	Salim Ivomas Pratama Tbk. PT	1,294,900	30,038
	Samudera Indonesia Tbk. PT	2,565,000	55,900
*	Sarana Meditama Metropolitan Tbk. PT	1,026,800	20,036
	Sarana Menara Nusantara Tbk. PT	4,406,700	247,875
	Sariguna Primatirta Tbk. PT	789,100	33,460
	Sawit Sumbermas Sarana Tbk. PT	1,061,600	80,024
*††	Sekawan Intipratama Tbk. PT	253,200	0
	Selamat Sempurna Tbk. PT	620,800	79,529
	Semen Baturaja Tbk. PT	601,700	9,073
	Semen Indonesia Persero Tbk. PT	862,210	338,622
	Siloam International Hospitals Tbk. PT	921,168	129,503
*††	Sri Rejeki Isman Tbk. PT	5,584,400	9,688
	Sumber Alfaria Trijaya Tbk. PT	2,295,700	385,297
	Summarecon Agung Tbk. PT	3,451,323	122,496
	Surya Citra Media Tbk. PT	4,966,600	48,380
	Surya Esa Perkasa Tbk. PT	2,075,600	64,736
*	Surya Semesta Internusa Tbk. PT	2,170,500	56,265
	Telkom Indonesia Persero Tbk. PT	1,328,300	333,173
	Telkom Indonesia Persero Tbk. PT, ADR	6,000	150,960
	Temas Tbk. PT	3,424,000	35,857
	Tempo Scan Pacific Tbk. PT	231,900	30,408
	Timah Tbk. PT	691,000	25,167
	Tower Bersama Infrastructure Tbk. PT	356,100	44,030
*††	Trada Alam Minera Tbk. PT	8,033,600	0
	Transcoal Pacific Tbk. PT	142,100	66,191
*	Trimegah Sekuritas Indonesia Tbk. PT	503,900	8,932
	Triputra Agro Persada PT	1,266,400	44,928
	Tunas Baru Lampung Tbk. PT	1,173,914	49,356
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	213,000	22,935
	Unilever Indonesia Tbk. PT	832,300	163,402
	United Tractors Tbk. PT	558,300	810,991
	Vale Indonesia Tbk. PT	377,400	92,548
*††	Waskita Beton Precast Tbk. PT	2,948,500	9,335
*††	Waskita Karya Persero Tbk. PT	3,327,686	16,027
*	Wijaya Karya Persero Tbk. PT	1,387,034	21,096
	XL Axiata Tbk. PT	1,664,429	244,478
TOTAL INDONESIA			20,767,680
IRELAND — (0.4%)
	AIB Group PLC	303,015	1,330,970

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	Bank of Ireland Group PLC	337,989	$3,108,144
	Cairn Homes PLC	242,753	372,462
	Dalata Hotel Group PLC	70,024	363,420
	FBD Holdings PLC	12,798	162,513
*	Flutter Entertainment PLC	3,963	813,399
	Glanbia PLC	70,120	1,255,781
*Ω	Glenveagh Properties PLC	186,836	247,081
	Irish Continental Group PLC	44,851	222,866
	Kerry Group PLC, Class A	17,489	1,558,865
	Kingspan Group PLC	27,848	2,261,720
*	Permanent TSB Group Holdings PLC	27,099	50,521
	Smurfit Kappa Group PLC	85,945	3,202,722
TOTAL IRELAND			14,950,464
ISRAEL — (0.6%)
	Adgar Investment & Development Ltd.	20,210	25,697
*	AFI Properties Ltd.	3,808	166,991
	Africa Israel Residences Ltd.	1,148	60,978
*	Airport City Ltd.	15,073	251,511
*	Allot Ltd.	4,114	7,254
	Alony Hetz Properties & Investments Ltd.	22,084	167,145
	Alrov Properties & Lodgings Ltd.	2,536	89,815
#*	Amos Luzon Development & Energy Group Ltd.	22,469	10,835
	Amot Investments Ltd.	32,080	166,671
	Arad Ltd.	4,947	80,097
*	Argo Properties NV	1,963	36,782
*	Ashdod Refinery Ltd.	3,379	78,242
	Ashtrom Group Ltd.	8,814	132,567
	AudioCodes Ltd.	6,051	67,711
#	Aura Investments Ltd.	27,978	79,530
	Automatic Bank Services Ltd.	3,034	12,708
*	Azorim-Investment Development & Construction Co. Ltd.	19,115	80,173
	Azrieli Group Ltd.	1,691	113,944
	Bank Hapoalim BM	158,138	1,345,424
	Bank Leumi Le-Israel BM	207,212	1,573,809
	Bet Shemesh Engines Holdings 1997 Ltd.	1,524	52,246
	Bezeq The Israeli Telecommunication Corp. Ltd.	267,278	353,546
*	Big Shopping Centers Ltd.	1,233	125,375
*	BioLine RX Ltd.	86,003	7,169
	Blue Square Real Estate Ltd.	1,381	88,646
*	Brack Capital Properties NV	732	40,174
*	Camtek Ltd.	2,902	224,904
	Carasso Motors Ltd.	12,524	55,100
*	Cellcom Israel Ltd.	34,646	141,778
*	Ceragon Networks Ltd.	10,169	25,016
*	Clal Insurance Enterprises Holdings Ltd.	24,770	385,410
*	Compugen Ltd.	2,509	6,342
	Danel Adir Yeoshua Ltd.	2,031	175,808
	Danya Cebus Ltd.	443	10,864
	Delek Automotive Systems Ltd.	18,863	112,859
	Delek Group Ltd.	2,628	325,453
	Delta Galil Ltd.	5,756	265,687
#	Diplomat Holdings Ltd.	1,100	10,049
	Dor Alon Energy in Israel 1988 Ltd.	1,403	26,810
*	Doral Group Renewable Energy Resources Ltd.	4,877	10,866
#*	Duniec Brothers Ltd.	682	34,932
*	El Al Israel Airlines	39,186	41,241
#	Elbit Systems Ltd.	947	195,840
#	Electra Consumer Products 1970 Ltd.	4,563	97,302

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Electra Ltd.	671	$255,742
	Electra Real Estate Ltd.	5,930	60,344
*	Ellomay Capital Ltd.	413	6,514
	Energix-Renewable Energies Ltd.	35,756	130,444
*	Enlight Renewable Energy Ltd.	6,925	124,657
*	Equital Ltd.	11,501	327,291
*	Fattal Holdings 1998 Ltd.	2,145	243,510
	First International Bank Of Israel Ltd.	13,821	554,265
	FMS Enterprises Migun Ltd.	1,064	37,866
	Formula Systems 1985 Ltd.	5,343	357,907
	Fox Wizel Ltd.	3,553	251,767
	Gav-Yam Lands Corp. Ltd.	17,476	142,075
*	Gilat Satellite Networks Ltd.	8,621	54,360
*	Hagag Group Real Estate Development	11,912	45,288
	Hamat Group Ltd.	5,314	17,413
	Harel Insurance Investments & Financial Services Ltd.	43,186	358,226
	Hilan Ltd.	4,993	277,535
	Hiper Global Ltd.	1,464	5,981
	ICL Group Ltd.	97,230	442,230
	IDI Insurance Co. Ltd.	3,452	103,100
*	IES Holdings Ltd.	679	42,528
	Ilex Medical Ltd.	1,583	26,705
	Inrom Construction Industries Ltd.	34,898	106,750
	Isracard Ltd.	56,878	204,146
	Israel Canada T.R Ltd.	27,080	91,336
	Israel Discount Bank Ltd., Class A	293,251	1,422,528
	Israel Land Development Co. Ltd.	6,080	54,157
	Israel Shipyards Industries Ltd.	1,155	22,742
	Isras Investment Co. Ltd.	667	140,745
#	Issta Ltd.	2,156	42,410
*	Kamada Ltd.	7,081	40,439
	Kardan Real Estate Enterprise & Development Ltd.	24,341	26,539
	Kenon Holdings Ltd.	5,202	128,460
	Kerur Holdings Ltd.	1,856	33,913
#	Kvutzat Acro Ltd.	2,778	31,965
#	Lahav L.R. Real Estate Ltd.	7,178	6,757
	Lapidoth Capital Ltd.	1,405	21,076
	Levinstein Properties Ltd.	1,006	18,765
	M Yochananof & Sons Ltd.	1,555	69,705
	Magic Software Enterprises Ltd.	11,828	118,378
	Malam - Team Ltd.	2,662	35,042
	Matrix IT Ltd.	12,761	240,249
	Max Stock Ltd.	23,380	47,684
	Maytronics Ltd.	16,664	182,831
	Mediterranean Towers Ltd.	32,870	84,416
	Mega Or Holdings Ltd.	4,762	108,824
	Meitav Investment House Ltd.	9,352	39,981
	Melisron Ltd.	1,840	134,934
	Menora Mivtachim Holdings Ltd.	8,672	217,849
	Meshek Energy Renewable Energies Ltd.	44,062	34,932
	Meshulam Levinstein Contracting & Engineering Ltd.	268	21,647
	Migdal Insurance & Financial Holdings Ltd.	160,246	177,461
	Mivne Real Estate KD Ltd.	70,674	191,234
*	Mivtach Shamir Holdings Ltd.	2,452	71,662
	Mizrahi Tefahot Bank Ltd.	21,980	818,020
	Naphtha Israel Petroleum Corp. Ltd.	16,781	83,850
	Nawi Brothers Ltd.	5,014	32,248
*	Nayax Ltd.	521	12,723
*	Neto Malinda Trading Ltd.	2,810	37,512

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Next Vision Stabilized Systems Ltd.	15,498	$165,727
*	Nice Ltd.	193	40,044
#*	Nice Ltd., Sponsored ADR	595	123,819
*	Nova Ltd.	5,121	729,264
	Novolog Ltd.	74,680	29,446
	Oil Refineries Ltd.	904,171	311,864
	One Software Technologies Ltd.	14,022	176,285
*	OPC Energy Ltd.	7,273	51,537
*	OY Nofar Energy Ltd.	700	17,784
	Palram Industries 1990 Ltd.	5,010	52,956
*	Partner Communications Co. Ltd.	62,629	289,581
	Paz Oil Co. Ltd.	3,379	277,753
*	Perion Network Ltd.	5,086	150,891
	Phoenix Holdings Ltd.	37,603	382,444
	Plasson Industries Ltd.	1,820	69,473
#	Prashkovsky Investments & Construction Ltd.	2,012	45,092
*	Priortech Ltd.	1,855	72,039
	Qualitau Ltd.	1,599	35,040
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,179	177,831
	Rani Zim Shopping Centers Ltd.	14,142	11,353
	Retailors Ltd.	5,865	116,475
	Sano-Brunos Enterprises Ltd.	288	22,010
*	Scope Metals Group Ltd.	3,658	113,432
	Shapir Engineering & Industry Ltd.	9,860	55,583
*	Shikun & Binui Ltd.	63,427	165,507
*	Shufersal Ltd.	31,362	168,272
*	Strauss Group Ltd.	2,516	48,864
	Summit Real Estate Holdings Ltd.	15,262	201,981
	Suny Cellular Communication Ltd.	1,253	338
	Tadiran Group Ltd.	1,079	71,647
Ω	Tamar Petroleum Ltd.	23,215	116,788
	Tel Aviv Stock Exchange Ltd.	10,968	67,953
	Telsys Ltd.	915	59,781
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	13,798	166,956
	Tiv Taam Holdings 1 Ltd.	17,262	24,059
*	Tower Semiconductor Ltd.	24,175	697,449
	Turpaz Industries Ltd.	3,065	10,892
	Victory Supermarket Chain Ltd.	1,508	16,383
	YD More Investments Ltd.	9,388	22,356
	YH Dimri Construction & Development Ltd.	2,072	152,709
TOTAL ISRAEL			21,890,617
ITALY — (2.0%)
	A2A SpA	512,618	1,016,349
	Abitare In SpA	2,068	10,955
	ACEA SpA	17,230	271,900
	Amplifon SpA	42,214	1,377,802
Ω	Anima Holding SpA	48,328	218,126
#	Aquafil SpA	4,743	16,556
	Ariston Holding NV	2,700	17,720
	Arnoldo Mondadori Editore SpA	66,336	170,018
	Ascopiave SpA	20,805	50,419
	Assicurazioni Generali SpA	38,084	849,537
*	Avio SpA	4,330	38,427
	Azimut Holding SpA	45,235	1,261,093
	Banca Generali SpA	21,043	802,220
	Banca IFIS SpA	10,751	186,087
	Banca Mediolanum SpA	42,158	431,433
*	Banca Monte dei Paschi di Siena SpA	140,654	493,658

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Banca Popolare di Sondrio SPA	183,166	$1,391,696
	Banca Profilo SpA	46,449	10,278
#Ω	Banca Sistema SpA	18,647	25,940
	Banco BPM SpA	643,041	3,469,394
	Banco di Desio e della Brianza SpA	16,694	69,381
	BasicNet SpA	5,690	27,486
Ω	BFF Bank SpA	58,799	635,420
	Biesse SpA	2,426	31,862
	BPER Banca	354,637	1,279,127
	Brunello Cucinelli SpA	11,657	1,155,639
	Buzzi SpA	24,375	828,514
	Cairo Communication SpA	27,066	52,631
#Ω	Carel Industries SpA	13,637	330,233
	Cembre SpA	627	27,119
	Cementir Holding NV	15,517	166,411
*	CIR SpA-Compagnie Industriali	208,584	95,653
	Credito Emiliano SpA	35,737	324,864
	d'Amico International Shipping SA	13,982	93,341
	Danieli & C Officine Meccaniche SpA	14,987	363,756
	Danieli & C Officine Meccaniche SpA	3,941	133,644
	Datalogic SpA	5,569	36,375
	Davide Campari-Milano NV	10,377	105,132
	De' Longhi SpA	8,763	283,826
	DiaSorin SpA	2,898	266,497
	Digital Value SpA	672	47,099
#Ω	doValue SpA	16,541	43,808
	Elica SpA	3,965	9,911
	Emak SpA	23,116	26,210
Ω	Enav SpA	19,951	73,837
	Enel SpA	646,868	4,413,825
	Eni SpA	388,066	6,186,292
	ERG SpA	1,837	53,865
	Esprinet SpA	9,068	51,919
*	Eurotech SpA	8,670	20,638
	Ferrari NV	9,208	3,211,242
	Fila SpA	6,721	63,625
#*	Fincantieri SpA	99,014	52,407
	FinecoBank Banca Fineco SpA	89,057	1,284,056
	FNM SpA	63,935	30,542
*	Garofalo Health Care SpA	4,908	25,685
	Gefran SpA	1,857	17,177
	GPI SpA	722	7,287
	Gruppo MutuiOnline SpA	7,868	271,611
	Hera SpA	223,648	787,828
	IMMSI SpA	88,096	57,821
Ω	Infrastrutture Wireless Italiane SpA	19,287	233,219
	Intercos SpA	1,334	20,855
	Interpump Group SpA	6,674	329,905
	Intesa Sanpaolo SpA	739,103	2,277,394
	Iren SpA	159,197	334,118
	Italgas SpA	133,957	763,740
	Italian Sea Group SPA	3,322	34,380
	Italmobiliare SpA	5,062	150,784
*	Iveco Group NV	61,610	657,456
	IVS Group SA	7,546	45,768
	Leonardo SpA	68,464	1,194,975
	Maire Tecnimont SpA	50,309	261,457
	Mediobanca Banca di Credito Finanziario SpA	131,099	1,736,275
	MFE-MediaForEurope NV, Class A	69,119	176,169

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Moncler SpA	24,534	$1,509,251
*	Newlat Food SpA	4,824	41,693
*Ω	Nexi SpA	124,627	955,947
	Orsero SpA	2,438	45,697
Ω	OVS SpA	69,768	166,188
	Pharmanutra SpA	1,200	80,289
	Piaggio & C SpA	94,601	314,478
Ω	Piovan SpA	2,215	23,892
Ω	Pirelli & C SpA	97,085	526,145
Ω	Poste Italiane SpA	72,537	786,566
	Prysmian SpA	27,506	1,210,534
Ω	RAI Way SpA	37,554	205,347
	Recordati Industria Chimica e Farmaceutica SpA	12,512	690,591
	Reply SpA	3,963	543,368
	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	47,439
*	Sabaf SpA	2,166	41,417
	SAES Getters SpA	237	8,788
#*	Safilo Group SpA	32,565	38,957
	Salcef Group SpA	2,288	58,171
	Salvatore Ferragamo SpA	8,702	110,991
	Sanlorenzo SpA	4,105	195,824
	Saras SpA	206,603	349,806
	Sesa SpA	2,079	282,095
	Snam SpA	129,084	630,439
*	Sogefi SpA	29,462	59,639
	SOL SpA	12,728	366,319
	Spaxs SpA	14,149	78,043
	Stellantis NV	453,110	9,980,492
	Tamburi Investment Partners SpA	13,377	130,621
Ω	Technogym SpA	34,456	341,209
*	Technoprobe SpA	12,508	124,333
*	Telecom Italia SpA	3,287,791	989,984
*	Telecom Italia SpA	885,525	278,766
*	Telecom Italia SpA, Sponsored ADR	7,412	22,088
	Tenaris SA, ADR	2,469	78,539
	Tenaris SA	41,302	652,336
	Terna - Rete Elettrica Nazionale	137,860	1,162,442
	Tinexta Spa	5,438	114,998
*	Tod's SpA	2,149	78,782
	UniCredit SpA	177,795	5,207,981
#Ω	Unieuro SpA	5,944	62,130
	Unipol Gruppo SpA	170,742	1,060,241
	UnipolSai Assicurazioni SpA	114,561	303,152
	Webuild SpA	76,708	161,346
#	Wiit SpA	2,877	57,361
	Zignago Vetro SpA	7,898	115,385
TOTAL ITALY			73,659,799
JAPAN — (15.5%)
	&Do Holdings Co. Ltd.	2,900	22,531
	77 Bank Ltd.	20,800	500,309
	A&D HOLON Holdings Co. Ltd.	11,800	162,459
	AB&Company Co. Ltd.	1,200	7,886
#	Abalance Corp.	1,800	32,992
	ABC-Mart, Inc.	9,300	161,174
#*	Access Co. Ltd.	12,100	66,709
	Achilles Corp.	6,100	65,110
	Acom Co. Ltd.	105,100	269,185
	AD Works Group Co. Ltd.	13,910	22,164

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Adastria Co. Ltd.	11,700	$272,740
	ADEKA Corp.	28,200	551,781
	Ad-sol Nissin Corp.	1,600	17,147
#	Adtec Plasma Technology Co. Ltd.	1,000	10,178
	Advan Group Co. Ltd.	6,600	48,737
	Advantest Corp.	64,400	2,562,980
	Adventure, Inc.	600	19,755
	Aeon Co. Ltd.	56,824	1,357,933
	Aeon Delight Co. Ltd.	7,400	189,551
#	Aeon Fantasy Co. Ltd.	3,100	53,208
	AEON Financial Service Co. Ltd.	40,600	369,770
#	Aeon Hokkaido Corp.	13,500	87,450
	Aeon Kyushu Co. Ltd.	1,500	31,525
	Aeon Mall Co. Ltd.	16,000	198,049
	AFC-HD AMS Life Science Co. Ltd.	4,100	25,653
	AGC, Inc.	47,200	1,775,109
	Agro-Kanesho Co. Ltd.	3,100	28,843
#	Ahresty Corp.	9,600	47,718
	Ai Holdings Corp.	6,600	110,794
	Aica Kogyo Co. Ltd.	9,300	215,490
	Aichi Corp.	12,600	94,788
	Aichi Financial Group, Inc.	15,989	282,261
	Aichi Steel Corp.	4,600	105,791
	Aichi Tokei Denki Co. Ltd.	3,600	69,967
	Aida Engineering Ltd.	18,600	105,755
#*	Aidma Holdings, Inc.	1,900	26,948
	Aiful Corp.	103,400	259,239
	Ain Holdings, Inc.	10,400	339,388
	Ainavo Holdings Co. Ltd.	800	7,136
	Aiphone Co. Ltd.	4,500	89,956
	Air Water, Inc.	64,700	854,636
	Airport Facilities Co. Ltd.	10,500	44,120
	Airtech Japan Ltd.	1,600	13,346
	Airtrip Corp.	4,300	52,926
	Aisan Industry Co. Ltd.	22,700	211,822
	Aisin Corp.	31,400	1,172,322
	AIT Corp.	1,900	24,356
	Aizawa Securities Group Co. Ltd.	12,600	106,560
	Ajinomoto Co., Inc.	29,700	1,219,628
	Ajis Co. Ltd.	2,100	37,639
	Akatsuki Corp.	4,600	15,936
	Akatsuki, Inc.	2,400	43,018
*	Akebono Brake Industry Co. Ltd.	43,900	33,799
	Akita Bank Ltd.	5,900	81,029
	Albis Co. Ltd.	2,900	52,922
	Alconix Corp.	11,500	110,829
	Alfresa Holdings Corp.	39,600	649,398
	Alinco, Inc.	7,300	53,174
#	Alleanza Holdings Co. Ltd.	4,100	30,665
	Almado, Inc.	1,100	10,841
#	Alpen Co. Ltd.	7,200	99,147
	Alpha Systems, Inc.	1,000	21,059
	Alps Alpine Co. Ltd.	71,844	533,192
	Alps Logistics Co. Ltd.	1,900	22,981
	Altech Corp.	6,710	130,664
	Amada Co. Ltd.	80,000	863,331
	Amano Corp.	16,400	377,932
	Amiyaki Tei Co. Ltd.	400	12,060
	Amuse, Inc.	3,400	36,655

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Amvis Holdings, Inc.	12,200	$224,761
*	ANA Holdings, Inc.	12,700	280,647
	Anabuki Kosan, Inc.	1,900	27,781
	Anest Iwata Corp.	8,600	75,834
#*	AnGes, Inc.	7,300	3,509
	Anicom Holdings, Inc.	20,500	81,408
	Anrakutei Co. Ltd.	300	14,789
	Anritsu Corp.	29,900	236,767
	AOI Electronics Co. Ltd.	2,000	38,444
	AOKI Holdings, Inc.	16,400	130,522
	Aoyama Trading Co. Ltd.	17,800	214,423
	Aoyama Zaisan Networks Co. Ltd.	7,300	51,184
#	Aozora Bank Ltd.	30,200	663,883
	Arakawa Chemical Industries Ltd.	6,700	49,648
	Arata Corp.	8,800	195,327
	ARCLANDS Corp.	7,479	85,646
	Arcs Co. Ltd.	16,380	325,917
	ARE Holdings, Inc.	36,200	504,071
	Arealink Co. Ltd.	5,300	92,032
	Argo Graphics, Inc.	5,100	149,651
	Arisawa Manufacturing Co. Ltd.	10,600	80,659
	Artience Co. Ltd.	14,300	267,577
	Artnature, Inc.	5,822	31,183
	Artner Co. Ltd.	900	13,363
	As One Corp.	6,800	256,711
#	Asahi Co. Ltd.	6,500	57,519
	Asahi Diamond Industrial Co. Ltd.	19,900	117,576
	Asahi Group Holdings Ltd.	31,200	1,159,640
	Asahi Intecc Co. Ltd.	17,100	324,915
	Asahi Kasei Corp.	198,518	1,505,469
	Asahi Kogyosha Co. Ltd.	3,000	62,739
	Asahi Net, Inc.	3,700	15,629
	Asahi Yukizai Corp.	7,200	200,300
	Asanuma Corp.	6,000	179,560
	Ashimori Industry Co. Ltd.	1,900	29,336
	Asia Pile Holdings Corp.	14,000	75,130
	Asics Corp.	21,400	650,263
	ASKA Pharmaceutical Holdings Co. Ltd.	5,100	68,441
	ASKUL Corp.	11,600	156,793
	Astellas Pharma, Inc.	88,200	1,026,866
	Astena Holdings Co. Ltd.	17,100	55,487
	Asti Corp.	1,300	27,636
	Ateam, Inc.	4,000	15,364
#	Aucnet, Inc.	4,000	57,350
	Autobacs Seven Co. Ltd.	18,600	202,202
	Avant Group Corp.	7,100	69,325
	Avex, Inc.	9,000	86,333
	Awa Bank Ltd.	13,800	231,466
	Axial Retailing, Inc.	6,400	177,046
	Axxzia, Inc.	3,900	23,252
	Azbil Corp.	4,600	148,648
	AZ-COM MARUWA Holdings, Inc.	17,600	181,240
	AZOOM Co. Ltd.	300	13,507
	Bandai Namco Holdings, Inc.	52,700	1,141,089
	Bando Chemical Industries Ltd.	14,200	168,556
#	Bank of Iwate Ltd.	6,900	120,968
	Bank of Nagoya Ltd.	4,165	156,607
	Bank of Saga Ltd.	4,794	63,339
	Bank of the Ryukyus Ltd.	14,500	115,592

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Base Co. Ltd.	2,100	$46,453
	BayCurrent Consulting, Inc.	25,200	585,875
	Beauty Garage, Inc.	3,100	46,259
	Beenos, Inc.	4,200	42,581
	Belc Co. Ltd.	5,000	213,625
	Bell System24 Holdings, Inc.	14,900	181,629
	Belluna Co. Ltd.	22,200	95,529
	Benefit One, Inc.	26,500	378,150
	Benesse Holdings, Inc.	25,000	442,111
#*	Bengo4.com, Inc.	1,500	40,498
	Bewith, Inc.	1,200	15,188
	Bic Camera, Inc.	25,700	239,562
	BIPROGY, Inc.	23,500	688,043
	B-Lot Co. Ltd.	2,200	16,018
	BML, Inc.	8,000	154,613
#	Bookoff Group Holdings Ltd.	5,300	46,541
	Bourbon Corp.	700	11,246
	Br Holdings Corp.	10,200	25,881
	BrainPad, Inc.	5,700	44,831
	Bridgestone Corp.	72,000	3,119,953
	Broadmedia Corp.	2,119	17,981
	Brother Industries Ltd.	39,700	665,077
	Bull-Dog Sauce Co. Ltd.	3,500	51,419
	Bunka Shutter Co. Ltd.	16,400	163,364
#	Bushiroad, Inc.	8,800	28,096
	Business Brain Showa-Ota, Inc.	2,400	36,416
	Business Engineering Corp.	1,700	51,567
#	BuySell Technologies Co. Ltd.	900	19,052
	C Uyemura & Co. Ltd.	1,400	106,239
	CAC Holdings Corp.	3,100	37,710
	Calbee, Inc.	20,000	420,404
#	Canon Electronics, Inc.	8,800	125,119
	Canon Marketing Japan, Inc.	14,100	428,994
	Canon, Inc., Sponsored ADR	500	13,770
	Canon, Inc.	32,800	903,546
	Capcom Co. Ltd.	24,100	919,144
	Career Design Center Co. Ltd.	2,000	28,487
#	Careerlink Co. Ltd.	2,500	44,299
#	Carenet, Inc.	3,500	19,156
	Carlit Holdings Co. Ltd.	8,400	55,095
	Cawachi Ltd.	6,500	119,120
#	CDS Co. Ltd.	1,800	20,916
#	Celsys, Inc.	16,000	73,441
	Central Automotive Products Ltd.	3,900	128,723
	Central Glass Co. Ltd.	14,000	261,941
	Central Japan Railway Co.	27,500	687,298
	Central Security Patrols Co. Ltd.	2,100	36,044
	Central Sports Co. Ltd.	2,600	44,199
#	Ceres, Inc.	800	6,267
#	Change Holdings, Inc.	10,500	96,560
	Charm Care Corp. KK	4,600	37,121
	Chiba Bank Ltd.	63,300	469,070
	Chiba Kogyo Bank Ltd.	17,300	100,936
	Chikaranomoto Holdings Co. Ltd.	3,600	35,134
	Chilled & Frozen Logistics Holdings Co. Ltd.	7,000	79,896
*	CHIMNEY Co. Ltd.	1,300	12,802
	Chino Corp.	3,100	50,406
	Chiyoda Co. Ltd.	7,300	44,393
*	Chiyoda Corp.	41,000	94,032

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chiyoda Integre Co. Ltd.	5,000	$93,556
	Chofu Seisakusho Co. Ltd.	6,800	97,275
	Chori Co. Ltd.	5,000	100,903
	Chubu Electric Power Co., Inc.	48,900	634,364
	Chubu Shiryo Co. Ltd.	10,900	89,040
	Chudenko Corp.	11,500	216,837
	Chuetsu Pulp & Paper Co. Ltd.	3,200	43,233
	Chugai Pharmaceutical Co. Ltd.	37,400	1,345,286
	Chugai Ro Co. Ltd.	2,300	40,336
	Chugin Financial Group, Inc.	56,500	400,079
	Chugoku Electric Power Co., Inc.	46,592	331,283
	Chugoku Marine Paints Ltd.	12,500	159,010
	Chuo Spring Co. Ltd.	8,000	38,974
	CI Takiron Corp.	19,100	84,292
	Citizen Watch Co. Ltd.	86,100	546,072
	CKD Corp.	14,800	260,970
	CK-San-Etsu Co. Ltd.	1,500	39,926
	Cleanup Corp.	10,500	53,898
	CMK Corp.	19,100	98,096
	Coca-Cola Bottlers Japan Holdings, Inc.	35,556	482,567
	COLOPL, Inc.	12,800	54,674
	Colowide Co. Ltd.	21,900	350,124
#	Computer Engineering & Consulting Ltd.	8,400	93,059
	COMSYS Holdings Corp.	19,905	435,822
	Comture Corp.	7,800	96,452
	Concordia Financial Group Ltd.	178,417	850,236
*	COOKPAD, Inc.	2,900	2,351
	Copro-Holdings Co. Ltd.	2,200	24,505
	Core Concept Technologies, Inc.	2,500	41,367
	Core Corp.	1,800	22,085
	Corona Corp.	5,700	36,953
	Cosel Co. Ltd.	8,100	81,493
	Cosmo Energy Holdings Co. Ltd.	23,600	980,181
	Cosmos Initia Co. Ltd.	5,600	29,700
	Cosmos Pharmaceutical Corp.	3,300	354,467
	Cota Co. Ltd.	4,810	52,015
	CRE, Inc.	4,700	45,383
	Create Restaurants Holdings, Inc.	32,900	246,922
	Create SD Holdings Co. Ltd.	12,000	261,136
	Credit Saison Co. Ltd.	55,608	1,032,167
	Creek & River Co. Ltd.	4,300	58,348
	Cresco Ltd.	4,600	59,647
#	Cross Cat Co. Ltd.	1,500	12,254
	CTI Engineering Co. Ltd.	4,900	194,841
	CTS Co. Ltd.	8,900	42,086
	Cube System, Inc.	1,400	10,737
	Curves Holdings Co. Ltd.	19,500	90,339
*	Cyber Security Cloud, Inc.	1,600	26,718
	CyberAgent, Inc.	56,800	366,577
#*	CYBERDYNE, Inc.	8,800	12,235
	Cybozu, Inc.	10,200	153,129
	Dai Nippon Printing Co. Ltd.	24,200	700,347
	Dai Nippon Toryo Co. Ltd.	9,200	72,450
	Daicel Corp.	64,700	633,877
	Dai-Dan Co. Ltd.	11,600	128,751
	Daido Metal Co. Ltd.	19,800	73,251
	Daido Steel Co. Ltd.	52,500	547,069
	Daifuku Co. Ltd.	29,700	585,684
	Daihatsu Diesel Manufacturing Co. Ltd.	7,700	67,109

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daihen Corp.	6,200	$293,785
	Daiho Corp.	2,500	65,667
	Dai-Ichi Cutter Kogyo KK	5,000	46,537
	Daiichi Jitsugyo Co. Ltd.	8,100	103,497
	Daiichi Kensetsu Corp.	1,800	22,069
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,300	35,149
	Dai-ichi Life Holdings, Inc.	53,600	1,175,596
	Daiichi Sankyo Co. Ltd.	12,400	371,244
	Daiichikosho Co. Ltd.	15,282	209,361
	Daiken Medical Co. Ltd.	4,500	16,198
	Daiki Aluminium Industry Co. Ltd.	16,500	139,746
	Daikin Industries Ltd.	15,500	2,483,599
#	Daikoku Denki Co. Ltd.	4,300	108,873
	Daikokutenbussan Co. Ltd.	1,600	90,572
	Daikyonishikawa Corp.	15,400	77,065
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,100	94,821
#	Daio Paper Corp.	32,500	244,798
	Daiseki Co. Ltd.	10,620	303,656
#	Daiseki Eco. Solution Co. Ltd.	2,800	20,165
	Daishi Hokuetsu Financial Group, Inc.	15,250	422,648
	Daishinku Corp.	10,400	64,217
	Daisue Construction Co. Ltd.	3,800	36,933
	Daito Bank Ltd.	4,300	21,775
	Daito Pharmaceutical Co. Ltd.	6,985	93,250
	Daito Trust Construction Co. Ltd.	9,900	1,126,130
	Daitron Co. Ltd.	3,300	66,937
	Daiwa House Industry Co. Ltd.	96,000	2,968,506
	Daiwa Industries Ltd.	11,800	125,871
	Daiwa Securities Group, Inc.	165,800	1,188,266
	Daiwabo Holdings Co. Ltd.	39,700	863,264
	DCM Holdings Co. Ltd.	49,200	458,319
#	DD GROUP Co. Ltd.	2,400	25,418
	Dear Life Co. Ltd.	11,300	77,800
	DeNA Co. Ltd.	25,000	252,412
	Denka Co. Ltd.	30,150	525,762
	Densan System Holdings Co. Ltd.	3,700	74,180
	Denso Corp.	77,400	1,215,803
	Dentsu Group, Inc.	26,200	695,381
	Dentsu Soken, Inc.	7,600	283,752
	Denyo Co. Ltd.	6,100	94,071
	Dexerials Corp.	27,900	804,035
	DIC Corp.	31,100	586,959
	Digital Arts, Inc.	3,900	133,681
	Digital Hearts Holdings Co. Ltd.	4,100	28,496
	Digital Holdings, Inc.	5,700	48,264
	Digital Information Technologies Corp.	3,100	36,601
	Dip Corp.	11,900	203,231
	Direct Marketing MiX, Inc.	6,200	18,355
	Disco Corp.	7,800	2,104,744
	DKK Co. Ltd.	3,400	53,922
	DKS Co. Ltd.	2,800	47,890
	DMG Mori Co. Ltd.	43,000	861,013
	Doshisha Co. Ltd.	6,800	102,393
#	Double Standard, Inc.	2,600	28,733
	Doutor Nichires Holdings Co. Ltd.	12,100	178,657
	Dowa Holdings Co. Ltd.	21,395	746,158
	DTS Corp.	11,000	270,550
	Duskin Co. Ltd.	9,800	227,540
	DyDo Group Holdings, Inc.	6,400	128,523

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Eagle Industry Co. Ltd.	8,800	$101,940
	East Japan Railway Co.	10,800	617,680
#	EAT & Holdings Co. Ltd.	1,300	18,810
	Ebara Corp.	18,800	1,177,389
	Ebara Foods Industry, Inc.	2,300	45,782
	Ebara Jitsugyo Co. Ltd.	2,800	57,439
	Ebase Co. Ltd.	6,400	31,295
	Eco's Co. Ltd.	4,000	66,577
	EDION Corp.	34,400	378,790
	eGuarantee, Inc.	8,600	112,090
	E-Guardian, Inc.	1,223	13,009
	Ehime Bank Ltd.	14,600	104,481
	Eiken Chemical Co. Ltd.	10,300	128,380
	Eisai Co. Ltd.	3,600	169,519
	Eizo Corp.	7,000	241,707
	EJ Holdings, Inc.	1,100	12,896
	Elan Corp.	9,500	68,121
	Elecom Co. Ltd.	10,300	119,789
	Electric Power Development Co. Ltd.	19,500	327,552
	Elematec Corp.	8,800	106,554
	EM Systems Co. Ltd.	7,400	35,214
	en Japan, Inc.	8,800	162,637
	Endo Lighting Corp.	5,800	55,484
	ENEOS Holdings, Inc.	500,100	2,019,680
	Enomoto Co. Ltd.	2,000	21,733
#	Enplas Corp.	2,000	162,500
	Entrust, Inc.	2,100	11,042
#	eRex Co. Ltd.	9,500	52,836
	ERI Holdings Co. Ltd.	1,700	21,378
*	ES-Con Japan Ltd.	10,700	73,618
	Eslead Corp.	3,700	87,577
	ESPEC Corp.	4,400	74,936
	Exedy Corp.	13,000	249,411
	EXEO Group, Inc.	22,145	494,589
	Ezaki Glico Co. Ltd.	13,300	389,138
	F&M Co. Ltd.	3,200	41,714
	Fabrica Communications Co. Ltd.	600	8,042
	FALCO HOLDINGS Co. Ltd.	2,100	30,523
	Fancl Corp.	17,700	279,512
	FANUC Corp.	15,000	414,935
	Fast Fitness Japan, Inc.	4,000	29,622
	Fast Retailing Co. Ltd.	12,000	3,203,721
	FCC Co. Ltd.	12,300	160,243
*	FDK Corp.	3,899	17,493
	Feed One Co. Ltd.	10,780	64,631
	Feedforce Group, Inc.	1,800	6,683
	Ferrotec Holdings Corp.	21,600	416,586
	Fibergate, Inc.	2,100	13,722
	FIDEA Holdings Co. Ltd.	8,320	90,966
	Financial Partners Group Co. Ltd.	21,500	246,579
	FINDEX, Inc.	5,100	37,030
*	Fintech Global, Inc.	24,800	10,430
	First Bank of Toyama Ltd.	19,500	110,344
	First Juken Co. Ltd.	4,100	30,984
	Fixstars Corp.	10,200	116,728
	FJ Next Holdings Co. Ltd.	7,900	66,620
	Food & Life Cos. Ltd.	37,000	740,385
	Forum Engineering, Inc.	2,400	13,258
	Forval Corp.	1,400	13,920

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Foster Electric Co. Ltd.	9,500	$69,802
	FP Corp.	16,400	317,729
	France Bed Holdings Co. Ltd.	7,200	68,132
	Freebit Co. Ltd.	6,000	61,310
	Freund Corp.	3,044	15,937
	Frontier Management, Inc.	1,300	13,710
#	F-Tech, Inc.	6,700	29,509
	FTGroup Co. Ltd.	6,700	57,989
	Fudo Tetra Corp.	5,650	89,222
	Fuji Corp.	19,300	327,009
	Fuji Corp.	4,400	52,870
	Fuji Corp. Ltd.	11,800	57,746
	Fuji Electric Co. Ltd.	16,900	846,352
	Fuji Kosan Co. Ltd.	1,700	23,117
	Fuji Kyuko Co. Ltd.	7,500	221,690
	Fuji Media Holdings, Inc.	12,900	152,823
#	Fuji Oil Co. Ltd.	17,700	45,344
	Fuji Oil Holdings, Inc.	15,300	245,089
	Fuji Pharma Co. Ltd.	5,100	67,922
	Fuji Seal International, Inc.	15,586	183,803
	Fuji Soft, Inc.	8,700	381,342
	Fujibo Holdings, Inc.	4,500	129,993
	Fujicco Co. Ltd.	6,000	82,353
	FUJIFILM Holdings Corp.	13,800	874,712
	Fujikura Composites, Inc.	8,600	84,993
	Fujikura Kasei Co. Ltd.	10,400	32,252
	Fujikura Ltd.	119,300	980,707
	Fujimi, Inc.	10,400	208,414
	Fujimori Kogyo Co. Ltd.	6,000	165,713
*	Fujio Food Group, Inc.	1,400	13,944
	Fujishoji Co. Ltd.	3,200	28,540
*	Fujita Kanko, Inc.	2,300	104,388
#	Fujitsu General Ltd.	9,600	140,661
	Fujitsu Ltd.	16,900	2,339,201
	Fujiya Co. Ltd.	2,700	45,352
	FuKoKu Co. Ltd.	6,200	60,566
	Fukuda Corp.	2,600	96,214
	Fukuda Denshi Co. Ltd.	5,500	293,267
	Fukui Bank Ltd.	9,300	108,405
	Fukui Computer Holdings, Inc.	4,400	77,662
	Fukuoka Financial Group, Inc.	30,832	757,766
	Fukushima Galilei Co. Ltd.	4,300	149,765
	Fukuyama Transporting Co. Ltd.	8,100	224,023
	FULLCAST Holdings Co. Ltd.	6,400	77,267
	Fumakilla Ltd.	1,200	9,371
	Funai Soken Holdings, Inc.	13,170	229,311
	Furukawa Battery Co. Ltd.	5,400	33,532
	Furukawa Co. Ltd.	10,381	136,073
	Furukawa Electric Co. Ltd.	27,800	505,694
	Furuno Electric Co. Ltd.	10,200	146,545
	Furuya Metal Co. Ltd.	1,200	74,456
	Furyu Corp.	8,200	74,333
	Fuso Chemical Co. Ltd.	8,900	250,624
	Fuso Pharmaceutical Industries Ltd.	2,900	43,410
	Futaba Corp.	16,300	56,865
	Futaba Industrial Co. Ltd.	22,700	136,804
	Future Corp.	16,700	198,206
	Fuyo General Lease Co. Ltd.	8,600	769,066
	G-7 Holdings, Inc.	13,300	113,382

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	GA Technologies Co. Ltd.	2,900	$27,791
	Gakken Holdings Co. Ltd.	11,000	76,026
	Gakkyusha Co. Ltd.	3,000	41,973
	Gakujo Co. Ltd.	1,300	15,626
	Gecoss Corp.	7,000	55,577
	Genki Sushi Co. Ltd.	4,000	108,488
	Genky DrugStores Co. Ltd.	4,200	191,091
	Geo Holdings Corp.	9,800	160,114
	Gift Holdings, Inc.	2,200	44,053
*	giftee, Inc.	3,000	32,912
	Giken Ltd.	2,600	38,135
	GL Sciences, Inc.	1,700	33,094
#	Global Security Experts, Inc.	300	10,167
	GLOBERIDE, Inc.	12,000	168,895
	Glory Ltd.	16,100	332,649
	Glosel Co. Ltd.	7,000	35,492
	GMO Financial Gate, Inc.	1,200	82,592
	GMO Financial Holdings, Inc.	13,300	67,970
	GMO GlobalSign Holdings KK	1,200	22,898
	GMO internet group, Inc.	22,200	400,097
	GMO Payment Gateway, Inc.	5,800	349,962
*	GNI Group Ltd.	10,900	195,365
	Godo Steel Ltd.	4,200	146,901
	Gokurakuyu Holdings Co. Ltd.	8,600	23,671
	Goldcrest Co. Ltd.	7,200	114,827
	Goldwin, Inc.	5,200	349,800
	Grandy House Corp.	4,200	19,216
	Gree, Inc.	16,500	65,640
	Greens Co. Ltd.	2,600	37,467
	gremz, Inc.	2,500	35,820
	GS Yuasa Corp.	25,016	360,800
	GSI Creos Corp.	3,600	57,478
	G-Tekt Corp.	8,830	109,756
	Gun-Ei Chemical Industry Co. Ltd.	1,900	47,434
*	GungHo Online Entertainment, Inc.	14,440	242,771
	Gunma Bank Ltd.	120,400	593,717
	Gunze Ltd.	6,400	233,927
	H.U. Group Holdings, Inc.	19,060	354,323
	H2O Retailing Corp.	33,200	355,449
	Hachijuni Bank Ltd.	95,019	517,845
	Hagihara Industries, Inc.	4,900	50,921
	Hagiwara Electric Holdings Co. Ltd.	2,500	86,043
#	Hakudo Co. Ltd.	3,200	53,604
	Hakuhodo DY Holdings, Inc.	66,100	507,729
#	Hakuto Co. Ltd.	2,400	99,358
	Halows Co. Ltd.	3,100	91,918
	Hamakyorex Co. Ltd.	9,700	270,088
	Hamamatsu Photonics KK	16,100	636,029
	Handsman Co. Ltd.	800	5,457
	Hankyu Hanshin Holdings, Inc.	28,400	868,913
	Hanwa Co. Ltd.	12,800	468,179
	Happinet Corp.	7,100	140,059
	Hard Off Corp. Co. Ltd.	4,500	55,912
#	Harima Chemicals Group, Inc.	6,100	36,068
	Harmonic Drive Systems, Inc.	6,200	150,249
	Haseko Corp.	110,400	1,435,629
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	12,698
	Hazama Ando Corp.	58,800	474,851
	Heiwa Corp.	22,700	337,273

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Heiwa Real Estate Co. Ltd.	9,800	$259,096
	Heiwado Co. Ltd.	11,515	171,968
*	Hennge KK	1,400	11,909
	Hibiya Engineering Ltd.	7,600	132,387
	Hiday Hidaka Corp.	1,200	24,188
	Hikari Tsushin, Inc.	1,600	278,800
	HI-LEX Corp.	7,200	75,771
	Himacs Ltd.	1,500	14,619
*	Hino Motors Ltd.	73,100	248,876
	Hioki EE Corp.	3,100	137,565
	Hirakawa Hewtech Corp.	4,000	38,040
	Hirano Tecseed Co. Ltd.	2,000	24,426
	Hirata Corp.	2,100	96,066
	Hirogin Holdings, Inc.	82,300	552,258
	Hirose Electric Co. Ltd.	3,155	367,093
	Hirose Tusyo, Inc.	1,900	41,111
	Hiroshima Gas Co. Ltd.	9,300	24,960
	Hisaka Works Ltd.	6,800	45,153
	Hisamitsu Pharmaceutical Co., Inc.	7,400	210,917
	Hitachi Construction Machinery Co. Ltd.	21,200	601,495
	Hitachi Ltd.	94,000	7,383,733
	Hitachi Zosen Corp.	74,700	460,922
	Hito Communications Holdings, Inc.	2,200	18,007
	Hochiki Corp.	5,600	75,243
	Hodogaya Chemical Co. Ltd.	3,100	76,639
	Hogy Medical Co. Ltd.	6,100	147,058
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,400	24,155
	Hokkaido Electric Power Co., Inc.	37,400	166,862
	Hokkaido Gas Co. Ltd.	4,700	75,366
	Hokkan Holdings Ltd.	5,200	61,681
	Hokko Chemical Industry Co. Ltd.	8,500	58,357
	Hokkoku Financial Holdings, Inc.	8,100	241,002
#	Hokuetsu Corp.	50,400	476,502
	Hokuetsu Industries Co. Ltd.	8,800	156,783
	Hokuhoku Financial Group, Inc.	58,800	622,930
	Hokuriku Electric Industry Co. Ltd.	3,300	31,862
#*	Hokuriku Electric Power Co.	35,200	172,119
#	Hokuriku Electrical Construction Co. Ltd.	6,000	49,054
	Hokuto Corp.	6,400	78,072
	Honda Motor Co. Ltd., Sponsored ADR	4,900	164,101
	Honda Motor Co. Ltd.	329,100	3,678,700
	H-One Co. Ltd.	10,500	59,883
	Honeys Holdings Co. Ltd.	6,900	77,515
	Hoosiers Holdings Co. Ltd.	14,200	112,827
	Horiba Ltd.	10,100	810,364
	Hoshizaki Corp.	4,800	174,631
	Hosiden Corp.	22,400	274,973
	Hosokawa Micron Corp.	3,800	118,537
	Hotland Co. Ltd.	2,600	34,822
	House Foods Group, Inc.	11,293	248,575
#	Howa Machinery Ltd.	5,400	28,357
	Hoya Corp.	26,300	3,340,865
	HS Holdings Co. Ltd.	7,900	55,785
	Hulic Co. Ltd.	77,995	861,248
	Hyakugo Bank Ltd.	81,100	314,534
	Hyakujushi Bank Ltd.	9,100	153,111
	Ibiden Co. Ltd.	23,600	1,187,550
#	IBJ, Inc.	7,100	33,306
	Ichibanya Co. Ltd.	3,100	136,636

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ichigo, Inc.	74,500	$198,601
	Ichiken Co. Ltd.	3,100	49,601
	Ichikoh Industries Ltd.	17,800	70,516
	Ichinen Holdings Co. Ltd.	8,100	86,629
	Ichiyoshi Securities Co. Ltd.	11,900	62,553
	Icom, Inc.	3,300	83,133
	ID Holdings Corp.	5,550	63,160
	Idec Corp.	13,400	268,154
	Idemitsu Kosan Co. Ltd.	300,445	1,668,365
	IDOM, Inc.	26,700	159,479
#	IHI Corp.	39,400	753,580
	Iida Group Holdings Co. Ltd.	30,500	460,457
	Iino Kaiun Kaisha Ltd.	36,600	319,638
	IJTT Co. Ltd.	9,300	53,279
	I'll, Inc.	2,800	62,166
	Imagica Group, Inc.	7,200	31,685
	Imasen Electric Industrial	1,400	6,143
	i-mobile Co. Ltd.	7,200	21,746
	Imuraya Group Co. Ltd.	2,700	44,560
	Inaba Denki Sangyo Co. Ltd.	10,000	238,938
	Inaba Seisakusho Co. Ltd.	4,800	49,057
	Inabata & Co. Ltd.	19,800	430,837
	Inageya Co. Ltd.	400	3,437
	I-NE Co. Ltd.	2,800	46,637
	Ines Corp.	5,600	59,265
	I-Net Corp.	5,310	72,138
	Infocom Corp.	10,400	172,676
	INFRONEER Holdings, Inc.	63,420	662,959
	Innotech Corp.	6,300	78,671
	Inpex Corp.	177,300	2,409,942
	Insource Co. Ltd.	18,600	105,139
	Intage Holdings, Inc.	4,000	47,289
	Integrated Design & Engineering Holdings Co. Ltd.	5,000	121,639
	Intelligent Wave, Inc.	4,800	34,806
	Inter Action Corp.	2,800	21,129
	Internet Initiative Japan, Inc.	26,000	504,177
#	Inui Global Logistics Co. Ltd.	3,300	24,942
	I-PEX, Inc.	4,900	59,734
#	IPS, Inc.	2,000	27,904
#	IR Japan Holdings Ltd.	2,900	31,012
	Iriso Electronics Co. Ltd.	7,200	168,374
#	I'rom Group Co. Ltd.	2,200	30,298
#	ISB Corp.	2,500	26,610
#	Ise Chemicals Corp.	600	32,934
	Iseki & Co. Ltd.	7,400	58,506
	Isetan Mitsukoshi Holdings Ltd.	44,700	522,646
	Ishihara Chemical Co. Ltd.	4,000	53,238
	Ishihara Sangyo Kaisha Ltd.	13,300	142,123
	Ishizuka Glass Co. Ltd.	1,300	32,483
*	Istyle, Inc.	22,100	61,880
	Isuzu Motors Ltd.	129,800	1,771,113
*	ITbook Holdings Co. Ltd.	4,100	9,108
	Itfor, Inc.	5,500	45,344
	ITmedia, Inc.	2,600	18,591
	Ito En Ltd.	12,300	357,063
#	ITOCHU Corp.	50,500	2,291,897
	Itochu Enex Co. Ltd.	26,700	285,958
	Itochu-Shokuhin Co. Ltd.	2,500	127,726
	Itoham Yonekyu Holdings, Inc.	10,580	296,446

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Itoki Corp.	20,600	$209,768
	IwaiCosmo Holdings, Inc.	7,900	113,319
	Iwatani Corp.	18,500	826,700
	Iwatsuka Confectionery Co. Ltd.	1,600	55,332
	Iyogin Holdings, Inc.	90,300	614,214
	Izumi Co. Ltd.	12,300	289,552
	J Front Retailing Co. Ltd.	66,700	617,731
#	J Trust Co. Ltd.	17,800	57,599
	JAC Recruitment Co. Ltd.	21,200	96,858
	Jaccs Co. Ltd.	9,900	379,238
*	Jade Group, Inc.	3,300	43,343
	JAFCO Group Co. Ltd.	24,300	288,215
*	Jamco Corp.	2,800	30,428
	JANOME Corp.	7,000	33,367
	Japan Airlines Co. Ltd.	15,700	301,688
	Japan Airport Terminal Co. Ltd.	4,300	170,766
	Japan Aviation Electronics Industry Ltd.	19,800	340,413
	Japan Business Systems, Inc.	2,200	23,863
#	Japan Cash Machine Co. Ltd.	7,100	72,560
*	Japan Communications, Inc.	42,200	66,657
	Japan Electronic Materials Corp.	4,000	49,711
	Japan Elevator Service Holdings Co. Ltd.	19,800	299,207
	Japan Exchange Group, Inc.	61,100	1,352,247
#	Japan Foundation Engineering Co. Ltd.	9,800	32,711
*	Japan Hospice Holdings, Inc.	1,400	22,837
	Japan Lifeline Co. Ltd.	16,500	147,232
	Japan Material Co. Ltd.	21,000	354,854
	Japan Medical Dynamic Marketing, Inc.	7,100	35,978
	Japan Petroleum Exploration Co. Ltd.	8,000	325,423
	Japan Post Bank Co. Ltd.	42,300	439,913
	Japan Post Holdings Co. Ltd.	103,800	993,644
	Japan Post Insurance Co. Ltd.	17,700	331,377
	Japan Property Management Center Co. Ltd.	4,600	36,346
	Japan Pulp & Paper Co. Ltd.	4,400	150,625
	Japan Securities Finance Co. Ltd.	29,000	307,337
	Japan Steel Works Ltd.	12,874	211,880
	Japan System Techniques Co. Ltd.	2,600	57,868
	Japan Tobacco, Inc.	100,200	2,641,010
	Japan Transcity Corp.	14,800	63,304
	Japan Wool Textile Co. Ltd.	18,700	188,625
	Jastec Co. Ltd.	2,800	25,902
	JBCC Holdings, Inc.	4,000	103,334
	JCR Pharmaceuticals Co. Ltd.	12,686	93,473
	JCU Corp.	10,500	264,983
	Jeol Ltd.	14,500	662,851
	JFE Holdings, Inc.	152,400	2,406,216
	JGC Holdings Corp.	56,000	655,954
#*	JIG-SAW, Inc.	1,500	52,503
#	JINS Holdings, Inc.	4,400	124,056
	JINUSHI Co. Ltd.	3,100	48,948
	JK Holdings Co. Ltd.	6,500	47,125
	J-Lease Co. Ltd.	2,000	31,816
	JM Holdings Co. Ltd.	5,400	82,012
	JMDC, Inc.	500	13,231
	JMS Co. Ltd.	7,600	27,244
*	Joban Kosan Co. Ltd.	2,900	24,469
	J-Oil Mills, Inc.	7,400	102,569
	Joshin Denki Co. Ltd.	5,700	95,126
	Joyful Honda Co. Ltd.	15,200	201,597

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JP-Holdings, Inc.	21,100	$65,493
	JSB Co. Ltd.	1,400	25,048
	JSP Corp.	4,700	62,142
	JSR Corp.	5,900	160,920
	JTEKT Corp.	63,100	577,355
#	Juki Corp.	8,500	25,583
	Juroku Financial Group, Inc.	10,200	285,972
	Justsystems Corp.	10,700	223,565
	JVCKenwood Corp.	99,600	484,366
#	K&O Energy Group, Inc.	5,900	90,134
	Kadokawa Corp.	9,800	207,343
	Kadoya Sesame Mills, Inc.	1,000	25,409
	Kaga Electronics Co. Ltd.	5,600	259,224
	Kagome Co. Ltd.	7,600	187,113
	Kajima Corp.	48,300	862,003
	Kakaku.com, Inc.	33,300	378,798
	Kaken Pharmaceutical Co. Ltd.	7,600	179,487
	Kakiyasu Honten Co. Ltd.	3,800	66,199
#	Kamakura Shinsho Ltd.	6,200	26,262
	Kameda Seika Co. Ltd.	1,800	51,121
	Kamei Corp.	9,400	123,602
	Kamigumi Co. Ltd.	23,700	545,237
	Kanaden Corp.	6,900	72,871
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	43,675
	Kanamic Network Co. Ltd.	5,700	15,962
	Kanamoto Co. Ltd.	11,600	221,571
	Kandenko Co. Ltd.	40,400	415,475
	Kaneka Corp.	16,700	406,101
	Kaneko Seeds Co. Ltd.	3,900	38,545
	Kanematsu Corp.	34,500	534,899
	Kanemi Co. Ltd.	600	13,845
#	Kanro, Inc.	600	7,939
	Kansai Electric Power Co., Inc.	53,500	729,854
	Kansai Paint Co. Ltd.	11,800	197,294
	Kanto Denka Kogyo Co. Ltd.	16,448	98,441
	Kao Corp.	14,600	577,686
*	Kaonavi, Inc.	1,500	21,980
*	Kappa Create Co. Ltd.	3,300	39,471
	Katakura Industries Co. Ltd.	8,000	92,141
	Katitas Co. Ltd.	17,700	220,057
	Kato Sangyo Co. Ltd.	5,700	185,863
	Kato Works Co. Ltd.	5,200	53,880
	Kawada Technologies, Inc.	1,900	97,635
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,600	64,387
	Kawasaki Heavy Industries Ltd.	50,000	1,131,994
#	Kawasaki Kisen Kaisha Ltd.	12,922	629,609
	KDDI Corp.	165,200	5,473,908
	KeePer Technical Laboratory Co. Ltd.	4,700	207,416
	Keihan Holdings Co. Ltd.	12,700	309,742
	Keihanshin Building Co. Ltd.	7,700	77,810
	Keikyu Corp.	30,900	269,894
	Keio Corp.	14,200	415,496
	Keisei Electric Railway Co. Ltd.	11,219	507,658
	KEIWA, Inc.	2,400	22,746
	Keiyo Bank Ltd.	41,000	200,705
	KEL Corp.	1,800	23,855
	Kenko Mayonnaise Co. Ltd.	4,700	55,996
	Kewpie Corp.	18,300	325,674
	Keyence Corp.	7,200	3,221,265

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	KFC Holdings Japan Ltd.	5,600	$128,475
	KH Neochem Co. Ltd.	11,458	178,558
#	Kibun Foods, Inc.	4,200	33,978
	Kikkoman Corp.	6,600	406,086
	Kimura Chemical Plants Co. Ltd.	5,900	29,131
	Kinden Corp.	34,500	574,927
	King Jim Co. Ltd.	4,200	24,969
	Kintetsu Department Store Co. Ltd.	3,100	53,566
	Kintetsu Group Holdings Co. Ltd.	13,300	410,404
	Kirin Holdings Co. Ltd.	15,900	228,546
	Kissei Pharmaceutical Co. Ltd.	11,300	241,288
#	Ki-Star Real Estate Co. Ltd.	4,300	101,554
*	Kitagawa Corp.	4,300	44,420
	Kita-Nippon Bank Ltd.	3,600	54,989
	Kitano Construction Corp.	1,600	34,336
	Kitz Corp.	25,100	205,216
	Kiyo Bank Ltd.	43,700	492,536
*	KLab, Inc.	13,400	32,076
*	KNT-CT Holdings Co. Ltd.	3,800	34,044
	Koa Corp.	12,400	126,879
	Koatsu Gas Kogyo Co. Ltd.	12,700	74,448
	Kobayashi Pharmaceutical Co. Ltd.	5,800	261,757
	Kobe Bussan Co. Ltd.	17,000	434,396
*	Kobe Electric Railway Co. Ltd.	1,600	31,571
	Kobe Steel Ltd.	121,300	1,674,896
	Koei Tecmo Holdings Co. Ltd.	23,620	294,214
	Kohnan Shoji Co. Ltd.	12,300	326,744
	Kohoku Kogyo Co. Ltd.	800	27,699
	Kohsoku Corp.	3,200	49,503
	Koike-ya, Inc.	300	15,453
	Koito Manufacturing Co. Ltd.	24,600	376,609
	Kojima Co. Ltd.	14,600	74,209
	Kokuyo Co. Ltd.	22,900	368,793
	Komatsu Ltd.	111,700	3,177,860
	Komatsu Matere Co. Ltd.	8,200	45,649
	Komatsu Wall Industry Co. Ltd.	3,000	68,207
	KOMEDA Holdings Co. Ltd.	14,000	268,342
#	Komehyo Holdings Co. Ltd.	3,700	110,724
	Komeri Co. Ltd.	12,400	277,842
	Komori Corp.	17,600	157,747
	Konaka Co. Ltd.	13,400	38,276
	Konami Group Corp.	11,200	688,780
	Kondotec, Inc.	7,700	64,052
*	Konica Minolta, Inc.	195,000	535,121
	Konishi Co. Ltd.	20,200	193,448
	Konoike Transport Co. Ltd.	10,300	137,025
	Konoshima Chemical Co. Ltd.	3,900	38,917
#	Kosaido Holdings Co. Ltd.	25,500	129,386
	Kose Corp.	2,000	130,845
	Koshidaka Holdings Co. Ltd.	14,200	90,462
	Kotobuki Spirits Co. Ltd.	20,100	270,438
#	Kotobukiya Co. Ltd.	600	6,779
	Kozo Keikaku Engineering, Inc.	500	13,417
	KPP Group Holdings Co. Ltd.	16,100	79,395
	Krosaki Harima Corp.	1,600	133,610
#	KRS Corp.	5,400	34,293
	K's Holdings Corp.	57,600	523,479
	KU Holdings Co. Ltd.	4,300	34,579
	Kubota Corp., Sponsored ADR	425	32,266

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kubota Corp.	41,400	$626,691
*	Kufu Co., Inc.	3,200	7,223
	Kumagai Gumi Co. Ltd.	12,300	320,120
	Kumiai Chemical Industry Co. Ltd.	29,763	170,670
	Kunimine Industries Co. Ltd.	2,500	17,265
	Kurabo Industries Ltd.	6,000	127,720
	Kuraray Co. Ltd.	105,600	1,107,930
	Kureha Corp.	21,000	401,986
	Kurimoto Ltd.	3,400	83,076
	Kurita Water Industries Ltd.	25,100	916,677
	Kuriyama Holdings Corp.	5,600	36,556
#	Kushikatsu Tanaka Holdings Co.	1,300	17,756
	Kusuri No. Aoki Holdings Co. Ltd.	15,300	330,323
	KYB Corp.	8,300	287,790
	Kyocera Corp.	67,404	986,799
	Kyodo Printing Co. Ltd.	2,700	61,925
	Kyoei Steel Ltd.	9,300	133,676
	Kyokuto Boeki Kaisha Ltd.	6,000	89,720
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	180,676
	Kyokuto Securities Co. Ltd.	9,100	62,604
	Kyokuyo Co. Ltd.	3,700	99,179
	Kyorin Pharmaceutical Co. Ltd.	14,200	171,560
	Kyoritsu Maintenance Co. Ltd.	11,200	460,222
	Kyosan Electric Manufacturing Co. Ltd.	19,800	62,421
	Kyoto Financial Group, Inc.	58,400	970,576
	Kyowa Kirin Co. Ltd.	19,600	308,739
	Kyudenko Corp.	13,300	505,906
*	Kyushu Electric Power Co., Inc.	59,800	447,849
	Kyushu Financial Group, Inc.	98,199	624,899
	Kyushu Railway Co.	18,800	413,224
	LA Holdings Co. Ltd.	1,300	43,421
	LAC Co. Ltd.	4,500	22,248
	Lacto Japan Co. Ltd.	2,400	36,703
#*	Laox Holdings Co. Ltd.	9,000	14,275
	Lasertec Corp.	5,900	1,536,531
	Lawson, Inc.	7,174	410,626
	LEC, Inc.	8,100	57,527
*	Leopalace21 Corp.	62,800	175,666
	Life Corp.	5,300	134,592
	Lifedrink Co., Inc.	1,800	69,341
*	LIFENET INSURANCE Co.	7,800	66,130
	LIFULL Co. Ltd.	28,000	36,760
	LIKE, Inc.	3,000	30,627
	Link & Motivation, Inc.	18,500	69,402
	Lintec Corp.	15,338	290,483
	Lion Corp.	53,300	475,122
#	LITALICO, Inc.	7,100	103,450
	Lixil Corp.	82,000	1,095,764
	Loadstar Capital KK	1,200	16,021
	Look Holdings, Inc.	2,300	39,835
*	LTS, Inc.	500	9,935
	LY Corp.	132,100	410,967
	M&A Capital Partners Co. Ltd.	6,600	101,647
	M3, Inc.	39,300	620,154
	Mabuchi Motor Co. Ltd.	17,000	294,649
	Macnica Holdings, Inc.	18,199	963,016
	Macromill, Inc.	12,100	65,347
	Maeda Kosen Co. Ltd.	9,000	196,197
	Maezawa Industries, Inc.	2,800	20,452

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Maezawa Kasei Industries Co. Ltd.	5,600	$59,843
	Maezawa Kyuso Industries Co. Ltd.	6,800	60,706
	Makino Milling Machine Co. Ltd.	10,500	425,300
	Makita Corp.	23,000	619,045
	Management Solutions Co. Ltd.	2,600	52,620
	Mandom Corp.	12,300	107,076
	Mani, Inc.	17,300	240,336
	MarkLines Co. Ltd.	3,600	73,505
	Mars Group Holdings Corp.	3,500	66,140
	Marubeni Corp.	66,300	1,130,857
	Marubun Corp.	6,700	77,070
	Marudai Food Co. Ltd.	8,000	91,106
	Maruha Nichiro Corp.	24,833	491,349
	Marui Group Co. Ltd.	31,300	517,551
	Maruichi Steel Tube Ltd.	8,000	203,836
	MARUKA FURUSATO Corp.	7,553	125,421
#	Marumae Co. Ltd.	2,200	27,929
	Marusan Securities Co. Ltd.	17,700	112,969
	Maruwa Co. Ltd.	1,900	380,163
	Maruyama Manufacturing Co., Inc.	900	16,294
#	Maruzen CHI Holdings Co. Ltd.	8,400	18,752
	Maruzen Showa Unyu Co. Ltd.	4,800	132,522
	Marvelous, Inc.	5,900	29,943
	Matching Service Japan Co. Ltd.	2,600	21,961
	Matsuda Sangyo Co. Ltd.	6,500	120,972
	Matsui Construction Co. Ltd.	6,600	37,666
	Matsui Securities Co. Ltd.	33,000	185,395
	MatsukiyoCocokara & Co.	24,340	442,423
	Max Co. Ltd.	8,500	188,913
	Maxell Ltd.	15,000	164,978
	Maxvalu Tokai Co. Ltd.	2,400	52,918
	Mazda Motor Corp.	148,000	1,794,270
	McDonald's Holdings Co. Japan Ltd.	6,200	276,052
	MCJ Co. Ltd.	34,200	286,781
	Mebuki Financial Group, Inc.	242,290	725,222
	MEC Co. Ltd.	3,700	111,949
#*	Media Do Co. Ltd.	2,600	22,151
	Medical Data Vision Co. Ltd.	8,600	37,651
	Medical System Network Co. Ltd.	15,500	65,510
	Medikit Co. Ltd.	600	12,253
	Medipal Holdings Corp.	41,300	659,188
	Medius Holdings Co. Ltd.	1,200	6,311
*	Medley, Inc.	1,400	43,896
	MedPeer, Inc.	7,500	35,501
	Megachips Corp.	5,900	190,502
	Megmilk Snow Brand Co. Ltd.	18,300	287,004
	Meidensha Corp.	17,600	315,486
#	Meiho Facility Works Ltd.	3,300	19,394
	Meiji Electric Industries Co. Ltd.	1,000	9,962
	MEIJI Holdings Co. Ltd.	18,500	447,415
#	Meiji Shipping Group Co. Ltd.	6,900	37,523
	Meiko Electronics Co. Ltd.	8,000	217,902
	Meisei Industrial Co. Ltd.	17,000	133,992
	MEITEC Group Holdings, Inc.	24,900	492,605
	Meito Sangyo Co. Ltd.	3,300	38,751
#	Meiwa Corp.	11,400	52,104
	Meiwa Estate Co. Ltd.	3,900	35,804
	Melco Holdings, Inc.	1,800	40,055
	Members Co. Ltd.	2,000	13,497

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Menicon Co. Ltd.	21,200	$307,867
*	Mercari, Inc.	25,500	421,613
	Mercuria Holdings Co. Ltd.	4,100	19,749
*	MetaReal Corp.	1,300	10,894
	METAWATER Co. Ltd.	3,400	49,550
	Micronics Japan Co. Ltd.	7,800	231,608
#	Midac Holdings Co. Ltd.	2,700	33,639
	Mie Kotsu Group Holdings, Inc.	23,400	99,629
	Mikuni Corp.	11,100	36,762
	Milbon Co. Ltd.	4,400	105,149
	MIMAKI ENGINEERING Co. Ltd.	4,800	29,912
	Mimasu Semiconductor Industry Co. Ltd.	9,500	204,748
	Minebea Mitsumi, Inc.	65,461	1,353,092
#	Ministop Co. Ltd.	4,800	49,517
	Mirai Industry Co. Ltd.	800	25,055
#	Miraial Co. Ltd.	2,200	22,075
	Mirait One Corp.	35,000	462,418
	Mirarth Holdings, Inc.	31,754	106,404
	Miroku Jyoho Service Co. Ltd.	5,900	73,054
	MISUMI Group, Inc.	28,300	485,200
	Mitani Corp.	7,600	101,578
	Mitani Sangyo Co. Ltd.	9,700	26,527
	Mitani Sekisan Co. Ltd.	2,200	75,589
	Mito Securities Co. Ltd.	24,400	76,840
	Mitsuba Corp.	13,600	100,146
	Mitsubishi Chemical Group Corp.	379,800	2,290,095
	Mitsubishi Corp.	157,590	2,716,055
	Mitsubishi Electric Corp.	95,900	1,423,185
	Mitsubishi Estate Co. Ltd.	53,900	746,834
	Mitsubishi Gas Chemical Co., Inc.	42,200	689,163
	Mitsubishi HC Capital, Inc.	299,200	2,121,461
	Mitsubishi Heavy Industries Ltd.	20,700	1,380,762
	Mitsubishi Kakoki Kaisha Ltd.	3,200	78,410
	Mitsubishi Logisnext Co. Ltd.	16,000	165,712
	Mitsubishi Logistics Corp.	13,600	420,092
	Mitsubishi Materials Corp.	29,000	530,917
	Mitsubishi Motors Corp.	196,200	618,239
	Mitsubishi Pencil Co. Ltd.	3,700	50,313
	Mitsubishi Research Institute, Inc.	3,500	117,319
	Mitsubishi Shokuhin Co. Ltd.	7,500	254,971
	Mitsubishi Steel Manufacturing Co. Ltd.	5,400	59,991
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	44,064	411,998
	Mitsubishi UFJ Financial Group, Inc.	682,400	6,391,731
	Mitsuboshi Belting Ltd.	6,300	210,154
	Mitsui & Co. Ltd., Sponsored ADR	85	68,554
	Mitsui & Co. Ltd.	60,100	2,437,489
	Mitsui Chemicals, Inc.	39,810	1,171,619
	Mitsui DM Sugar Holdings Co. Ltd.	6,200	142,463
	Mitsui E&S Co. Ltd.	20,100	103,323
	Mitsui Fudosan Co. Ltd.	46,400	1,164,815
#	Mitsui High-Tec, Inc.	6,400	295,402
#	Mitsui Matsushima Holdings Co. Ltd.	5,300	102,727
	Mitsui Mining & Smelting Co. Ltd.	15,800	488,461
#	Mitsui OSK Lines Ltd.	47,300	1,699,038
	Mitsui-Soko Holdings Co. Ltd.	7,500	250,505
	Mitsuuroko Group Holdings Co. Ltd.	14,700	153,375
	Miura Co. Ltd.	12,800	233,902
	MIXI, Inc.	13,200	226,419
	Miyaji Engineering Group, Inc.	4,200	101,592

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Miyazaki Bank Ltd.	6,500	$122,921
	Miyoshi Oil & Fat Co. Ltd.	3,800	34,368
	Mizuho Financial Group, Inc.	134,500	2,442,730
	Mizuho Leasing Co. Ltd.	16,800	608,845
#	Mizuho Medy Co. Ltd.	1,800	42,594
	Mizuno Corp.	7,100	211,812
	Mochida Pharmaceutical Co. Ltd.	6,100	137,913
*	Modec, Inc.	2,100	32,795
	Monex Group, Inc.	40,300	209,731
	Monogatari Corp.	9,100	320,870
	MonotaRO Co. Ltd.	40,800	384,263
	Morinaga & Co. Ltd.	20,400	389,351
	Morinaga Milk Industry Co. Ltd.	38,400	786,375
	Morita Holdings Corp.	11,900	128,510
	Morito Co. Ltd.	6,400	63,149
	Morozoff Ltd.	1,800	49,177
	Mory Industries, Inc.	1,600	51,726
	MrMax Holdings Ltd.	10,500	45,046
	MS&AD Insurance Group Holdings, Inc.	25,700	1,061,275
	m-up Holdings, Inc.	8,900	60,210
	Murakami Corp.	400	12,241
	Murata Manufacturing Co. Ltd.	118,716	2,397,128
	Musashi Seimitsu Industry Co. Ltd.	19,300	219,062
	Musashino Bank Ltd.	11,800	222,309
	Nabtesco Corp.	18,300	351,743
	Nachi-Fujikoshi Corp.	5,538	129,151
	Nafco Co. Ltd.	5,700	86,389
#	Nagano Keiki Co. Ltd.	5,600	85,939
	Nagase & Co. Ltd.	40,800	667,107
	Nagase Brothers, Inc.	1,600	22,451
	Nagatanien Holdings Co. Ltd.	4,500	68,564
	Nagawa Co. Ltd.	1,400	67,620
	Nagoya Railroad Co. Ltd.	26,200	403,949
	Naigai Trans Line Ltd.	2,200	36,640
	Nakabayashi Co. Ltd.	9,300	34,508
#	Nakamoto Packs Co. Ltd.	1,400	16,669
	Nakamuraya Co. Ltd.	1,900	40,435
	Nakanishi, Inc.	17,600	288,039
	Nakayama Steel Works Ltd.	10,100	59,935
#	Namura Shipbuilding Co. Ltd.	18,000	170,341
	Nankai Electric Railway Co. Ltd.	18,900	368,549
	Nanto Bank Ltd.	9,900	179,073
	Narasaki Sangyo Co. Ltd.	1,400	30,397
	Natori Co. Ltd.	2,500	36,287
	NEC Capital Solutions Ltd.	5,300	132,020
	NEC Corp.	15,900	1,038,981
	NEC Networks & System Integration Corp.	17,400	280,996
	NET One Systems Co. Ltd.	29,900	486,147
*	Net Protections Holdings, Inc.	13,700	16,239
	Neturen Co. Ltd.	13,600	97,391
	New Art Holdings Co. Ltd.	2,800	39,491
	Nexon Co. Ltd.	10,600	169,166
#	Nextage Co. Ltd.	14,900	224,494
	NGK Insulators Ltd.	70,200	876,990
	NH Foods Ltd.	21,700	743,142
	NHK Spring Co. Ltd.	70,863	585,021
#	Nicca Chemical Co. Ltd.	2,100	12,891
	Nice Corp.	2,400	26,411
	Nichias Corp.	23,800	556,312

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichiban Co. Ltd.	4,000	$47,059
	Nichicon Corp.	14,600	127,602
	Nichiden Corp.	6,000	111,896
	Nichiha Corp.	9,600	192,858
	Nichirei Corp.	32,500	784,962
	Nichireki Co. Ltd.	10,800	183,665
	Nichirin Co. Ltd.	4,500	108,732
	NIDEC Corp.	12,800	477,399
	Nifco, Inc.	30,200	783,713
	Nihon Chouzai Co. Ltd.	4,700	44,836
#	Nihon Dempa Kogyo Co. Ltd.	7,900	65,243
	Nihon Dengi Co. Ltd.	1,400	52,049
	Nihon Denkei Co. Ltd.	3,900	54,330
	Nihon Flush Co. Ltd.	3,800	24,220
#	Nihon House Holdings Co. Ltd.	12,300	25,449
	Nihon Kagaku Sangyo Co. Ltd.	5,600	51,991
	Nihon Kohden Corp.	12,600	384,009
	Nihon M&A Center Holdings, Inc.	101,300	608,902
	Nihon Nohyaku Co. Ltd.	22,400	104,542
	Nihon Parkerizing Co. Ltd.	31,200	247,819
	Nihon Tokushu Toryo Co. Ltd.	5,000	44,853
	Nihon Trim Co. Ltd.	1,200	25,930
	Nikkiso Co. Ltd.	19,500	143,155
	Nikko Co. Ltd.	10,500	54,719
	Nikkon Holdings Co. Ltd.	20,997	451,071
	Nikon Corp.	66,600	679,689
	Nintendo Co. Ltd.	58,900	3,290,795
	Nippn Corp.	17,300	265,590
	Nippon Air Conditioning Services Co. Ltd.	6,100	35,857
	Nippon Aqua Co. Ltd.	5,000	33,871
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	71,176
	Nippon Carbide Industries Co., Inc.	3,800	39,153
	Nippon Carbon Co. Ltd.	2,900	88,119
	Nippon Chemical Industrial Co. Ltd.	3,000	39,938
*	Nippon Chemi-Con Corp.	8,100	73,572
*	Nippon Coke & Engineering Co. Ltd.	76,400	65,524
	Nippon Concept Corp.	3,900	46,244
	Nippon Concrete Industries Co. Ltd.	16,800	53,674
#	Nippon Denko Co. Ltd.	40,192	78,910
	Nippon Densetsu Kogyo Co. Ltd.	13,300	184,482
	Nippon Dry-Chemical Co. Ltd.	2,800	54,327
	Nippon Electric Glass Co. Ltd.	31,400	697,988
	Nippon Express Holdings, Inc.	26,100	1,553,507
	Nippon Fine Chemical Co. Ltd.	4,300	84,831
	Nippon Gas Co. Ltd.	52,900	819,455
#	Nippon Hume Corp.	9,000	55,466
	Nippon Kanzai Holdings Co. Ltd.	700	12,498
	Nippon Kayaku Co. Ltd.	40,900	365,127
#	Nippon Kodoshi Corp.	3,100	38,613
	Nippon Light Metal Holdings Co. Ltd.	22,340	275,270
	Nippon Paint Holdings Co. Ltd.	8,500	66,949
*	Nippon Paper Industries Co. Ltd.	39,400	365,206
#	Nippon Parking Development Co. Ltd.	76,500	95,242
	Nippon Pillar Packing Co. Ltd.	7,600	249,898
	Nippon Rietec Co. Ltd.	900	7,907
	Nippon Road Co. Ltd.	7,000	100,914
	Nippon Sanso Holdings Corp.	34,100	864,070
	Nippon Seiki Co. Ltd.	18,900	175,185
	Nippon Seisen Co. Ltd.	700	26,691

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Sharyo Ltd.	3,200	$50,273
*	Nippon Sheet Glass Co. Ltd.	23,800	98,213
	Nippon Shinyaku Co. Ltd.	7,900	279,091
	Nippon Shokubai Co. Ltd.	9,000	338,581
	Nippon Signal Company Ltd.	14,900	95,066
	Nippon Soda Co. Ltd.	9,000	347,416
#	Nippon Steel Corp.	109,999	2,647,088
	Nippon Telegraph & Telephone Corp.	1,415,000	1,776,892
	Nippon Thompson Co. Ltd.	24,600	98,510
#	Nippon Yakin Kogyo Co. Ltd.	7,790	250,882
	Nippon Yusen KK	63,300	2,181,372
	Nipro Corp.	58,197	468,668
	Nishikawa Rubber Co. Ltd.	1,700	22,953
	Nishimatsu Construction Co. Ltd.	15,100	415,084
	Nishimatsuya Chain Co. Ltd.	9,500	137,205
	Nishimoto Co. Ltd.	2,300	96,920
	Nishi-Nippon Financial Holdings, Inc.	47,600	548,073
	Nishi-Nippon Railroad Co. Ltd.	13,200	219,410
	Nishio Holdings Co. Ltd.	7,900	216,395
	Nissan Chemical Corp.	17,300	689,973
	Nissan Motor Co. Ltd.	220,200	864,467
	Nissan Shatai Co. Ltd.	14,700	96,994
	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	35,791
	Nissei ASB Machine Co. Ltd.	1,900	55,123
	Nissei Plastic Industrial Co. Ltd.	5,600	43,799
	Nissha Co. Ltd.	15,200	168,617
	Nisshin Group Holdings Co. Ltd.	14,000	49,741
	Nisshin Oillio Group Ltd.	11,500	351,298
	Nisshin Seifun Group, Inc.	30,500	425,450
	Nisshinbo Holdings, Inc.	46,448	383,353
	Nissin Corp.	5,200	95,933
	Nissin Foods Holdings Co. Ltd.	8,400	271,752
	Nisso Holdings Co. Ltd.	3,700	21,478
	Nissui Corp.	161,400	881,880
	Niterra Co. Ltd.	42,100	1,133,694
	Nitori Holdings Co. Ltd.	9,500	1,243,376
	Nitta Corp.	6,400	165,621
	Nitta Gelatin, Inc.	5,000	26,224
	Nittetsu Mining Co. Ltd.	5,200	185,334
	Nitto Boseki Co. Ltd.	5,100	174,152
	Nitto Denko Corp.	23,500	1,949,509
	Nitto Fuji Flour Milling Co. Ltd.	1,000	35,309
	Nitto Kogyo Corp.	8,000	217,702
	Nitto Kohki Co. Ltd.	4,300	56,998
	Nitto Seiko Co. Ltd.	9,400	34,860
	Nittoc Construction Co. Ltd.	10,600	84,050
	Nittoku Co. Ltd.	3,500	44,053
	NJS Co. Ltd.	2,700	50,615
	Noda Corp.	5,100	41,668
	Noevir Holdings Co. Ltd.	5,300	188,419
	NOF Corp.	10,800	487,768
	Nohmi Bosai Ltd.	5,500	83,067
	Nojima Corp.	24,572	309,682
	NOK Corp.	20,700	274,181
	Nomura Holdings, Inc.	262,500	1,413,863
	Nomura Holdings, Inc., Sponsored ADR	29,499	169,324
#	Nomura Micro Science Co. Ltd.	1,300	121,365
	Nomura Real Estate Holdings, Inc.	15,900	435,115
	Nomura Research Institute Ltd.	21,609	660,879

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Noritake Co. Ltd.	4,200	$223,429
	Noritsu Koki Co. Ltd.	9,100	205,565
	Noritz Corp.	11,500	121,140
	North Pacific Bank Ltd.	109,900	280,254
	NPR-RIKEN Corp.	9,848	179,051
	NS Solutions Corp.	4,400	146,753
	NS Tool Co. Ltd.	5,600	38,661
	NS United Kaiun Kaisha Ltd.	5,100	179,365
	NSD Co. Ltd.	18,240	342,291
	NSK Ltd.	85,300	465,023
	NSW, Inc.	3,100	61,867
	NTN Corp.	162,100	296,442
	NTT Data Group Corp.	46,800	674,090
	Oat Agrio Co. Ltd.	4,000	52,488
	Obara Group, Inc.	3,500	95,209
	Obayashi Corp.	111,100	1,028,401
	OBIC Business Consultants Co. Ltd.	1,900	91,884
	Obic Co. Ltd.	2,400	368,663
	Odakyu Electric Railway Co. Ltd.	19,799	302,538
	Oenon Holdings, Inc.	16,000	39,716
	Ogaki Kyoritsu Bank Ltd.	16,200	216,885
#	Ohara, Inc.	2,000	16,155
#	Ohashi Technica, Inc.	4,000	48,067
	Ohba Co. Ltd.	4,600	31,589
	Ohsho Food Service Corp.	3,200	176,921
	Oiles Corp.	8,600	124,407
#*	Oisix ra daichi, Inc.	3,600	34,052
	Oita Bank Ltd.	5,900	108,172
	Oji Holdings Corp.	212,300	830,057
	Okabe Co. Ltd.	14,700	80,058
	Okada Aiyon Corp.	800	14,964
	Okamoto Industries, Inc.	3,600	121,982
	Okamoto Machine Tool Works Ltd.	1,900	78,640
	Okamura Corp.	24,200	362,689
	Okasan Securities Group, Inc.	59,700	292,186
	Oki Electric Industry Co. Ltd.	31,674	222,550
	Okinawa Cellular Telephone Co.	9,400	229,055
	Okinawa Electric Power Co., Inc.	11,007	87,231
	Okinawa Financial Group, Inc.	8,300	142,642
	OKUMA Corp.	7,599	341,910
	Okumura Corp.	10,100	353,191
	Okura Industrial Co. Ltd.	3,400	65,721
	Okuwa Co. Ltd.	12,000	72,007
	Olympus Corp.	39,300	581,784
	Omron Corp.	8,200	368,715
	Ono Pharmaceutical Co. Ltd.	42,000	757,013
	Onoken Co. Ltd.	6,700	82,609
	Onward Holdings Co. Ltd.	29,600	108,663
	Ootoya Holdings Co. Ltd.	1,300	47,845
	Open House Group Co. Ltd.	16,900	528,499
	Open Up Group, Inc.	9,900	153,346
	Optex Group Co. Ltd.	8,520	105,810
*	Optim Corp.	4,400	28,239
	Optorun Co. Ltd.	10,400	120,173
	Oracle Corp.	3,500	275,832
	Organo Corp.	8,800	363,467
	Oricon, Inc.	3,200	17,938
	Orient Corp.	20,440	154,239
	Oriental Land Co. Ltd.	30,200	1,121,630

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oriental Shiraishi Corp.	55,500	$138,973
	ORIX Corp.	122,700	2,369,247
	Oro Co. Ltd.	3,200	63,189
	Osaka Gas Co. Ltd.	29,500	621,177
	Osaka Organic Chemical Industry Ltd.	5,000	99,455
#	Osaka Soda Co. Ltd.	4,400	308,882
#	OSAKA Titanium Technologies Co. Ltd.	8,600	162,680
	Osaki Electric Co. Ltd.	17,000	79,151
	OSG Corp.	26,906	366,145
	Otsuka Corp.	13,200	555,426
	Otsuka Holdings Co. Ltd.	17,500	687,896
	OUG Holdings, Inc.	1,200	19,998
*	Outsourcing, Inc.	40,600	474,022
	Oval Corp.	11,600	44,676
	Oyo Corp.	7,500	110,577
	Ozu Corp.	2,400	26,708
	Pacific Industrial Co. Ltd.	17,200	166,962
#*	Pacific Metals Co. Ltd.	7,000	67,452
#	Pack Corp.	3,200	73,661
	PAL GROUP Holdings Co. Ltd.	14,600	233,487
	PALTAC Corp.	6,400	194,851
	Pan Pacific International Holdings Corp.	34,400	743,607
	Panasonic Holdings Corp.	254,800	2,399,904
	Paraca, Inc.	2,700	35,686
	Paramount Bed Holdings Co. Ltd.	9,400	169,774
*	Park24 Co. Ltd.	43,000	561,871
	Pasona Group, Inc.	12,400	226,127
	PCI Holdings, Inc.	2,000	13,774
	Pegasus Co. Ltd.	6,000	18,141
	Penta-Ocean Construction Co. Ltd.	125,400	671,889
	People Dreams & Technologies Group Co. Ltd.	3,400	43,914
*	PeptiDream, Inc.	32,300	283,061
	Persol Holdings Co. Ltd.	370,000	588,193
#	Pharma Foods International Co. Ltd.	6,200	42,205
	PHC Holdings Corp.	7,700	79,675
*	PIA Corp.	2,300	52,725
	Pickles Holdings Co. Ltd.	4,300	37,576
	Pigeon Corp.	34,000	371,576
	Pilot Corp.	10,200	284,843
	Piolax, Inc.	11,800	199,867
	Plus Alpha Consulting Co. Ltd.	4,300	74,942
	Pola Orbis Holdings, Inc.	8,700	90,001
#	Pole To Win Holdings, Inc.	12,000	40,705
*	Port, Inc.	1,700	27,563
*	PR Times Corp.	800	11,733
	Premium Group Co. Ltd.	11,600	139,815
	Premium Water Holdings, Inc.	1,800	41,364
	Press Kogyo Co. Ltd.	37,100	162,552
	Pressance Corp.	9,200	104,060
	Prestige International, Inc.	29,600	121,542
	Prima Meat Packers Ltd.	9,000	147,255
	Procrea Holdings, Inc.	12,201	157,527
	Pronexus, Inc.	4,200	36,900
	Pro-Ship, Inc.	2,700	26,037
	Proto Corp.	8,000	71,331
	PS Mitsubishi Construction Co. Ltd.	5,040	32,363
	QB Net Holdings Co. Ltd.	3,700	37,997
	Qol Holdings Co. Ltd.	9,000	108,066
	Quick Co. Ltd.	4,000	71,045

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Raccoon Holdings, Inc.	6,000	$27,060
	Raito Kogyo Co. Ltd.	17,700	247,430
	Raiznext Corp.	13,300	141,530
#*	Raksul, Inc.	8,900	69,065
	Rakus Co. Ltd.	21,100	346,802
*	Rakuten Group, Inc.	57,100	250,826
	Rasa Corp.	4,400	50,399
	Rasa Industries Ltd.	4,400	68,725
	Raysum Co. Ltd.	3,275	80,673
	Recruit Holdings Co. Ltd.	88,300	3,487,737
	Relo Group, Inc.	37,400	375,411
#	Renaissance, Inc.	3,700	23,245
*	Renesas Electronics Corp.	147,400	2,418,477
#*	Renewable Japan Co. Ltd.	4,400	37,944
	Rengo Co. Ltd.	78,900	511,671
*	RENOVA, Inc.	12,000	103,099
	Resona Holdings, Inc.	291,150	1,607,222
	Resonac Holdings Corp.	66,900	1,334,085
	Resorttrust, Inc.	19,400	337,241
	Restar Holdings Corp.	7,300	151,288
#	Retail Partners Co. Ltd.	8,300	98,246
	Rheon Automatic Machinery Co. Ltd.	6,000	62,636
	Rhythm Co. Ltd.	2,400	57,676
	Ricoh Co. Ltd.	96,900	761,633
	Ricoh Leasing Co. Ltd.	6,700	229,990
	Ride On Express Holdings Co. Ltd.	2,800	19,725
	Riken Keiki Co. Ltd.	2,900	143,279
	Riken Technos Corp.	18,200	106,821
	Riken Vitamin Co. Ltd.	4,400	68,903
#	Ringer Hut Co. Ltd.	1,000	16,532
	Rinnai Corp.	17,300	391,946
	Rion Co. Ltd.	2,700	45,682
	Riso Kagaku Corp.	3,500	70,732
	Riso Kyoiku Co. Ltd.	38,100	62,873
	Rock Field Co. Ltd.	4,500	49,528
	Rohm Co. Ltd.	37,300	643,769
	Rohto Pharmaceutical Co. Ltd.	27,100	554,510
	Rokko Butter Co. Ltd.	5,300	48,556
	Roland Corp.	4,400	146,185
	Roland DG Corp.	3,900	102,358
	Rorze Corp.	4,300	477,590
	Round One Corp.	70,700	313,133
	Royal Holdings Co. Ltd.	6,700	117,915
	RS Technologies Co. Ltd.	3,200	62,121
	Ryobi Ltd.	10,200	188,047
	RYODEN Corp.	6,400	116,071
	Ryohin Keikaku Co. Ltd.	52,000	808,556
	Ryosan Co. Ltd.	3,800	125,209
	S Foods, Inc.	6,900	155,159
	S&B Foods, Inc.	2,700	77,714
	Sac's Bar Holdings, Inc.	5,800	33,181
	Saibu Gas Holdings Co. Ltd.	5,400	70,805
	Saizeriya Co. Ltd.	3,700	127,018
	Sakai Chemical Industry Co. Ltd.	5,400	69,908
	Sakai Heavy Industries Ltd.	1,400	66,184
	Sakai Moving Service Co. Ltd.	6,720	127,730
	Sakata INX Corp.	16,000	154,372
	Sakata Seed Corp.	2,300	57,276
#	Sakura Internet, Inc.	5,400	131,444

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sala Corp.	18,339	$99,573
	SAMTY Co. Ltd.	7,300	124,382
	San Holdings, Inc.	8,000	61,350
	San ju San Financial Group, Inc.	7,790	102,148
	San-A Co. Ltd.	4,900	151,340
	San-Ai Obbli Co. Ltd.	26,600	299,929
	Sangetsu Corp.	13,900	306,166
	San-In Godo Bank Ltd.	53,800	379,401
	Sanken Electric Co. Ltd.	8,000	367,545
	Sanki Engineering Co. Ltd.	15,700	201,416
	Sanko Gosei Ltd.	6,000	26,724
	Sanko Metal Industrial Co. Ltd.	1,400	47,656
	Sankyo Co. Ltd.	10,700	654,482
	Sankyo Frontier Co. Ltd.	1,000	28,645
	Sankyo Seiko Co. Ltd.	9,600	48,096
	Sankyo Tateyama, Inc.	9,400	57,781
	Sankyu, Inc.	20,300	758,860
#	Sanoh Industrial Co. Ltd.	12,800	72,752
	Sanrio Co. Ltd.	5,100	212,962
	Sansei Technologies, Inc.	2,300	20,224
	Sansha Electric Manufacturing Co. Ltd.	4,500	52,098
	Sanshin Electronics Co. Ltd.	2,900	47,587
	Santec Holdings Corp.	1,000	24,299
	Santen Pharmaceutical Co. Ltd.	36,300	366,714
	Sanwa Holdings Corp.	54,300	829,931
	Sanyo Chemical Industries Ltd.	5,400	157,827
	Sanyo Denki Co. Ltd.	4,000	166,319
	Sanyo Electric Railway Co. Ltd.	4,200	62,180
	Sanyo Shokai Ltd.	4,800	87,745
	Sanyo Special Steel Co. Ltd.	8,500	146,002
	Sanyo Trading Co. Ltd.	8,758	78,037
	Sapporo Holdings Ltd.	8,400	388,406
	Sato Holdings Corp.	10,735	157,839
	Sato Shoji Corp.	5,200	55,906
	Satori Electric Co. Ltd.	2,400	39,484
	Sawai Group Holdings Co. Ltd.	12,700	480,695
	Saxa Holdings, Inc.	2,100	40,044
	SB Technology Corp.	4,400	74,094
*	SBI ARUHI Corp.	7,200	41,869
	SBI Global Asset Management Co. Ltd.	8,800	41,774
	SBI Holdings, Inc.	32,300	793,471
	SBS Holdings, Inc.	5,900	99,869
	SCREEN Holdings Co. Ltd.	13,600	1,333,606
	Scroll Corp.	13,800	95,330
	SCSK Corp.	19,900	390,729
	SEC Carbon Ltd.	700	12,226
	Secom Co. Ltd.	6,500	471,772
	Seed Co. Ltd.	3,000	16,035
	Sega Sammy Holdings, Inc.	50,000	735,880
	Seibu Holdings, Inc.	73,000	1,031,667
	Seika Corp.	3,700	78,299
	Seikagaku Corp.	14,400	75,415
#	Seikitokyu Kogyo Co. Ltd.	7,000	89,823
	Seiko Epson Corp.	48,074	701,756
	Seiko Group Corp.	11,400	203,377
	Seikoh Giken Co. Ltd.	800	8,040
	Seino Holdings Co. Ltd.	35,500	518,436
	Seiren Co. Ltd.	9,100	152,731
	Sekisui Chemical Co. Ltd.	66,200	945,173

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Sekisui House Ltd.	48,000	$1,083,561
	Sekisui Jushi Corp.	9,000	155,015
	Sekisui Kasei Co. Ltd.	9,100	31,094
	SEMITEC Corp.	1,600	19,786
	Senko Group Holdings Co. Ltd.	58,000	453,468
	Senshu Electric Co. Ltd.	4,300	109,324
	Senshu Ikeda Holdings, Inc.	89,900	208,278
*	Senshukai Co. Ltd.	11,500	24,088
	SERAKU Co. Ltd.	2,200	17,627
	Seria Co. Ltd.	10,700	196,080
	Seven & i Holdings Co. Ltd.	108,700	4,293,087
	Seven Bank Ltd.	181,300	379,519
	SG Holdings Co. Ltd.	42,600	551,674
*	Sharingtechnology, Inc.	4,500	16,307
*	Sharp Corp.	17,154	115,349
	Shibaura Electronics Co. Ltd.	3,500	129,974
	Shibaura Machine Co. Ltd.	8,700	210,931
#	Shibaura Mechatronics Corp.	3,900	184,740
	Shibusawa Warehouse Co. Ltd.	4,200	89,029
	Shibuya Corp.	6,000	101,972
*	SHIFT, Inc.	2,200	396,601
	Shiga Bank Ltd.	14,500	360,530
	Shikibo Ltd.	4,500	37,052
#	Shikino High-Tech Co. Ltd.	900	15,634
	Shikoku Bank Ltd.	12,700	88,078
	Shikoku Electric Power Co., Inc.	36,200	255,963
	Shikoku Kasei Holdings Corp.	15,500	191,660
	Shima Seiki Manufacturing Ltd.	10,000	101,696
	Shimadzu Corp.	26,500	732,777
	Shimamura Co. Ltd.	5,000	548,542
	Shimano, Inc.	5,874	843,361
	Shimizu Bank Ltd.	4,300	46,833
	Shimizu Corp.	70,200	469,928
	Shimojima Co. Ltd.	4,300	38,497
	Shin Maint Holdings Co. Ltd.	1,600	16,090
	Shin Nippon Air Technologies Co. Ltd.	2,900	50,095
#	Shin Nippon Biomedical Laboratories Ltd.	7,100	82,293
	Shinagawa Refractories Co. Ltd.	13,500	183,397
	Shindengen Electric Manufacturing Co. Ltd.	3,400	72,549
	Shin-Etsu Chemical Co. Ltd.	142,700	5,616,983
	Shin-Etsu Polymer Co. Ltd.	18,100	199,103
	Shinki Bus Co. Ltd.	500	11,615
	Shinko Electric Industries Co. Ltd.	12,200	451,060
	Shinko Shoji Co. Ltd.	11,400	96,171
	Shinmaywa Industries Ltd.	20,300	168,511
	Shinnihon Corp.	13,500	111,086
	Shin-Nihon Tatemono Co. Ltd.	3,300	14,934
	Shinnihonseiyaku Co. Ltd.	3,100	36,569
	Shinsho Corp.	2,200	90,426
	Shinwa Co. Ltd.	2,500	41,751
	Shionogi & Co. Ltd.	10,500	503,962
	Ship Healthcare Holdings, Inc.	31,900	484,142
	Shiseido Co. Ltd.	28,300	788,910
	Shizuoka Financial Group, Inc.	80,400	734,856
	Shizuoka Gas Co. Ltd.	22,300	152,348
	SHO-BOND Holdings Co. Ltd.	8,200	365,232
	Shoei Co. Ltd.	17,600	235,213
	Shoei Foods Corp.	2,200	66,806
	Shofu, Inc.	4,000	77,232

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Showa Sangyo Co. Ltd.	6,200	$142,090
	Sigma Koki Co. Ltd.	2,500	25,297
	SIGMAXYZ Holdings, Inc.	12,000	112,507
	Siix Corp.	10,500	111,031
*	Simplex Holdings, Inc.	6,200	113,004
	Sinanen Holdings Co. Ltd.	1,900	53,447
	Sinfonia Technology Co. Ltd.	9,600	153,281
	Sinko Industries Ltd.	5,800	119,760
	Sintokogio Ltd.	16,300	120,208
	SK Kaken Co. Ltd.	1,200	59,250
	SK-Electronics Co. Ltd.	4,400	121,529
	SKY Perfect JSAT Holdings, Inc.	61,300	322,582
	Skylark Holdings Co. Ltd.	60,800	991,901
*	Smaregi, Inc.	1,400	22,157
	SMC Corp.	1,000	556,645
	SMK Corp.	1,799	30,516
	SMS Co. Ltd.	23,800	429,831
#	Snow Peak, Inc.	5,400	32,594
	Socionext, Inc.	36,000	825,051
	Soda Nikka Co. Ltd.	8,400	70,226
	Sodick Co. Ltd.	16,900	81,334
	SoftBank Corp.	166,900	2,217,407
	SoftBank Group Corp.	51,744	2,233,820
	Softcreate Holdings Corp.	6,400	75,309
	Software Service, Inc.	700	59,466
	Sohgo Security Services Co. Ltd.	106,000	578,653
	Sojitz Corp.	45,340	1,070,088
	Soken Chemical & Engineering Co. Ltd.	3,000	57,602
	Solasto Corp.	17,500	68,375
	Soliton Systems KK	3,100	29,825
	Sompo Holdings, Inc.	12,300	637,773
	Sony Group Corp.	104,000	10,199,104
#	Sony Group Corp., Sponsored ADR	9,300	909,075
	Sotetsu Holdings, Inc.	16,800	307,912
#	Space Co. Ltd.	2,550	16,425
	Sparx Group Co. Ltd.	9,680	119,209
	SPK Corp.	3,600	49,827
	S-Pool, Inc.	21,900	45,941
	Square Enix Holdings Co. Ltd.	8,800	343,871
	SRA Holdings	3,800	97,675
#*	SRE Holdings Corp.	2,900	65,447
	SRS Holdings Co. Ltd.	2,100	16,987
	ST Corp.	2,800	29,317
	Stanley Electric Co. Ltd.	36,800	702,898
	Star Mica Holdings Co. Ltd.	8,000	32,583
	Star Micronics Co. Ltd.	13,000	155,144
	Startia Holdings, Inc.	2,700	27,287
	Starts Corp., Inc.	18,000	369,248
	Starzen Co. Ltd.	6,800	125,733
	St-Care Holding Corp.	8,200	55,069
	Stella Chemifa Corp.	4,300	93,918
	StemCell Institute	500	7,974
	Step Co. Ltd.	2,900	40,184
	STI Foods Holdings, Inc.	500	14,074
	Strike Co. Ltd.	2,500	80,660
#	Studio Alice Co. Ltd.	4,500	64,123
	Subaru Corp.	159,816	3,188,219
	Subaru Enterprise Co. Ltd.	3,000	62,623
	Sugi Holdings Co. Ltd.	9,800	468,240

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sugimoto & Co. Ltd.	4,500	$69,248
	SUMCO Corp.	92,000	1,394,758
	Sumida Corp.	11,200	86,749
#	Sumiseki Holdings, Inc.	15,700	182,900
	Sumitomo Bakelite Co. Ltd.	13,900	690,796
#	Sumitomo Chemical Co. Ltd.	294,100	692,482
	Sumitomo Corp.	80,600	1,853,626
	Sumitomo Densetsu Co. Ltd.	7,100	146,757
	Sumitomo Electric Industries Ltd.	113,400	1,507,268
	Sumitomo Forestry Co. Ltd.	47,300	1,390,394
	Sumitomo Heavy Industries Ltd.	34,600	897,679
	Sumitomo Metal Mining Co. Ltd.	45,400	1,254,796
	Sumitomo Mitsui Construction Co. Ltd.	52,188	146,376
	Sumitomo Mitsui Financial Group, Inc.	70,100	3,646,136
	Sumitomo Mitsui Trust Holdings, Inc.	45,200	926,295
	Sumitomo Osaka Cement Co. Ltd.	14,900	375,365
	Sumitomo Pharma Co. Ltd.	67,200	197,264
	Sumitomo Realty & Development Co. Ltd.	33,300	1,047,256
	Sumitomo Riko Co. Ltd.	10,600	91,096
	Sumitomo Rubber Industries Ltd.	56,028	649,057
	Sumitomo Seika Chemicals Co. Ltd.	3,085	109,329
	Sumitomo Warehouse Co. Ltd.	24,700	444,210
	Sun Frontier Fudousan Co. Ltd.	18,200	217,658
#*	Sun*, Inc.	2,200	14,396
	Suncall Corp.	11,400	37,237
	Sundrug Co. Ltd.	20,300	612,253
	Suntory Beverage & Food Ltd.	22,500	734,057
	Sun-Wa Technos Corp.	4,300	68,046
	Suruga Bank Ltd.	51,500	300,128
	Suzuden Corp.	2,500	40,948
	Suzuken Co. Ltd.	16,870	523,661
	Suzuki Co. Ltd.	6,500	53,665
	Suzuki Motor Corp.	46,000	2,066,258
	SWCC Corp.	14,200	292,356
	Synchro Food Co. Ltd.	4,400	19,234
	Sysmex Corp.	19,600	1,061,777
	System Research Co. Ltd.	1,600	32,367
	System Support, Inc.	2,300	30,643
	Systems Engineering Consultants Co. Ltd.	700	25,890
	Systena Corp.	103,500	209,203
	Syuppin Co. Ltd.	8,000	56,391
	T Hasegawa Co. Ltd.	9,500	213,185
	T RAD Co. Ltd.	2,700	65,962
	T&D Holdings, Inc.	60,300	998,492
	T&K Toka Co. Ltd.	7,400	70,488
#	T&S, Inc.	1,100	16,889
	Tachibana Eletech Co. Ltd.	6,280	132,410
	Tachikawa Corp.	4,700	45,534
	Tachi-S Co. Ltd.	12,300	165,367
	Tadano Ltd.	36,700	298,756
	Taihei Dengyo Kaisha Ltd.	6,300	190,282
	Taiheiyo Cement Corp.	31,509	648,528
	Taiho Kogyo Co. Ltd.	7,500	43,023
	Taikisha Ltd.	5,600	166,974
	Taiko Bank Ltd.	3,600	36,714
	Taisei Corp.	18,100	659,900
	Taisei Lamick Co. Ltd.	2,700	54,523
	Taisho Pharmaceutical Holdings Co. Ltd.	9,550	555,748
	Taiyo Holdings Co. Ltd.	10,600	233,558

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiyo Yuden Co. Ltd.	22,200	$536,257
	Takamatsu Construction Group Co. Ltd.	4,400	88,360
	Takamiya Co. Ltd.	13,500	44,408
	Takaoka Toko Co. Ltd.	4,200	68,220
	Takara & Co. Ltd.	2,400	45,923
	Takara Bio, Inc.	18,300	155,565
	Takara Holdings, Inc.	45,400	384,103
	Takara Standard Co. Ltd.	15,300	182,804
	Takasago International Corp.	5,100	121,798
	Takasago Thermal Engineering Co. Ltd.	8,200	189,471
	Takashima & Co. Ltd.	6,800	61,818
	Takashimaya Co. Ltd.	46,400	646,410
#	Takasho Co. Ltd.	4,300	14,713
#	Take & Give Needs Co. Ltd.	5,000	40,289
	TAKEBISHI Corp.	3,200	45,485
	Takeda Pharmaceutical Co. Ltd.	113,153	3,325,621
#	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	3,700	54,020
	Takeuchi Manufacturing Co. Ltd.	13,000	444,441
#	Taki Chemical Co. Ltd.	1,600	34,254
	Takuma Co. Ltd.	19,100	224,736
	Tama Home Co. Ltd.	8,900	245,672
	Tamron Co. Ltd.	4,200	159,147
	Tamura Corp.	28,300	101,543
	Tanabe Engineering Corp.	1,500	14,688
#	Tasuki Corp.	2,600	25,029
#*	Tatsuta Electric Wire & Cable Co. Ltd.	16,300	77,443
	Tayca Corp.	6,000	56,597
#	Tazmo Co. Ltd.	1,200	26,747
	TBS Holdings, Inc.	10,300	238,851
	TDC Soft, Inc.	4,200	64,957
	TDK Corp.	56,100	2,791,245
	TechMatrix Corp.	14,000	149,551
#*	Techno Horizon Co. Ltd.	3,000	10,339
	Techno Medica Co. Ltd.	800	10,687
	Techno Quartz, Inc.	500	19,231
	Techno Ryowa Ltd.	1,900	20,260
	Techno Smart Corp.	800	9,844
	TechnoPro Holdings, Inc.	31,500	726,227
	Teijin Ltd.	67,163	617,858
	Teikoku Electric Manufacturing Co. Ltd.	4,300	85,658
#	Teikoku Sen-I Co. Ltd.	4,500	67,900
	Teikoku Tsushin Kogyo Co. Ltd.	3,200	42,950
	Tekken Corp.	5,200	76,573
	Tenma Corp.	6,100	93,919
#	Tenpo Innovation Co. Ltd.	1,400	9,550
	Tera Probe, Inc.	800	38,302
	Terumo Corp.	16,300	551,787
	TESEC Corp.	400	6,419
	Tess Holdings Co. Ltd.	14,200	44,113
	T-Gaia Corp.	4,000	54,130
	THK Co. Ltd.	31,800	611,407
	TIS, Inc.	39,300	874,104
	TKC Corp.	5,400	139,875
#*	TKP Corp.	4,100	46,505
	Toa Corp.	6,700	52,173
	Toa Corp.	6,900	182,391
	TOA ROAD Corp.	2,300	110,408
	Toagosei Co. Ltd.	65,200	624,076
	Toba, Inc.	400	10,134

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tobishima Corp.	6,890	$71,101
	Tobu Railway Co. Ltd.	14,900	394,601
	TOC Co. Ltd.	15,500	74,271
	Tocalo Co. Ltd.	30,000	319,114
	Tochigi Bank Ltd.	50,000	107,033
	Toda Corp.	66,300	418,023
#	Toei Animation Co. Ltd.	1,800	240,833
	Toei Co. Ltd.	1,000	140,343
	Toenec Corp.	3,700	121,380
	Toho Bank Ltd.	68,100	144,422
	Toho Co. Ltd.	4,800	156,359
#	Toho Co. Ltd.	2,400	46,314
	Toho Gas Co. Ltd.	14,600	293,312
	Toho Holdings Co. Ltd.	20,200	437,501
	Toho Titanium Co. Ltd.	11,900	158,288
	Toho Zinc Co. Ltd.	7,400	57,399
	Tohoku Bank Ltd.	4,300	34,920
	Tohoku Electric Power Co., Inc.	64,200	428,586
#	Tohokushinsha Film Corp.	4,700	46,094
	Tokai Carbon Co. Ltd.	65,900	463,466
	Tokai Corp.	7,500	107,113
	TOKAI Holdings Corp.	38,791	261,573
	Tokai Rika Co. Ltd.	20,918	330,945
	Tokai Tokyo Financial Holdings, Inc.	73,600	283,914
	Token Corp.	2,200	141,080
	Tokio Marine Holdings, Inc.	159,800	4,213,514
	Tokushu Tokai Paper Co. Ltd.	3,700	98,749
	Tokuyama Corp.	24,877	398,755
	Tokyo Century Corp.	56,800	631,126
*	Tokyo Electric Power Co. Holdings, Inc.	131,500	700,126
	Tokyo Electron Device Ltd.	9,000	356,589
	Tokyo Electron Ltd.	30,000	5,567,173
	Tokyo Energy & Systems, Inc.	8,800	61,618
	Tokyo Gas Co. Ltd.	29,700	682,264
	Tokyo Individualized Educational Institute, Inc.	9,400	28,680
	Tokyo Keiki, Inc.	4,900	59,579
	Tokyo Kiraboshi Financial Group, Inc.	10,800	315,915
	Tokyo Ohka Kogyo Co. Ltd.	20,100	459,094
	Tokyo Rope Manufacturing Co. Ltd.	1,300	12,218
	Tokyo Sangyo Co. Ltd.	7,700	39,014
	Tokyo Seimitsu Co. Ltd.	13,500	874,445
	Tokyo Steel Manufacturing Co. Ltd.	16,900	204,120
	Tokyo Tatemono Co. Ltd.	61,200	943,210
	Tokyo Tekko Co. Ltd.	4,000	140,077
	Tokyotokeiba Co. Ltd.	6,100	191,046
	Tokyu Construction Co. Ltd.	30,600	170,333
	Tokyu Corp.	38,300	449,423
	Tokyu Fudosan Holdings Corp.	190,000	1,270,638
	Toli Corp.	17,400	40,355
	Tomato Bank Ltd.	3,000	25,084
	Tomen Devices Corp.	1,300	47,421
#	Tomoe Corp.	9,200	35,551
	Tomoe Engineering Co. Ltd.	3,200	80,030
	Tomoku Co. Ltd.	4,500	73,437
	TOMONY Holdings, Inc.	55,654	153,249
	Tomy Co. Ltd.	38,521	631,999
	Tonami Holdings Co. Ltd.	2,400	77,057
	Topcon Corp.	33,800	388,316
	TOPPAN Holdings, Inc.	34,520	951,524

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Topre Corp.	14,500	$211,052
	Topy Industries Ltd.	6,000	117,694
	Toray Industries, Inc.	182,100	909,850
#	Torex Semiconductor Ltd.	1,400	16,467
	Toridoll Holdings Corp.	9,900	303,090
#	Torigoe Co. Ltd.	6,600	31,990
	Torii Pharmaceutical Co. Ltd.	5,200	132,513
	Torikizoku Holdings Co. Ltd.	2,000	51,154
	Torishima Pump Manufacturing Co. Ltd.	8,500	145,516
	Tosei Corp.	11,100	160,289
	Toshiba TEC Corp.	10,800	224,052
	Tosho Co. Ltd.	5,000	30,509
	Tosoh Corp.	67,400	869,099
	Totech Corp.	1,300	48,928
	Totetsu Kogyo Co. Ltd.	6,700	137,571
	TOTO Ltd.	15,899	430,311
	Tottori Bank Ltd.	4,100	39,292
	Toukei Computer Co. Ltd.	1,000	24,138
	Towa Bank Ltd.	14,000	60,506
	Towa Corp.	3,500	180,565
	Towa Pharmaceutical Co. Ltd.	10,260	179,544
	Toyo Construction Co. Ltd.	45,200	398,254
	Toyo Corp.	9,100	89,055
*	Toyo Engineering Corp.	12,100	66,258
#	Toyo Gosei Co. Ltd.	1,700	99,470
	Toyo Kanetsu KK	3,400	100,334
	Toyo Machinery & Metal Co. Ltd.	6,400	30,559
#	Toyo Securities Co. Ltd.	24,900	58,070
	Toyo Seikan Group Holdings Ltd.	32,100	509,892
	Toyo Suisan Kaisha Ltd.	5,700	296,807
	Toyo Tanso Co. Ltd.	4,900	165,353
	Toyo Tire Corp.	46,100	763,338
	Toyobo Co. Ltd.	32,100	240,924
	Toyoda Gosei Co. Ltd.	20,600	397,754
	Toyota Boshoku Corp.	31,100	512,445
	Toyota Industries Corp.	8,100	685,091
	Toyota Motor Corp.	1,059,415	21,154,203
	Toyota Tsusho Corp.	35,700	2,339,472
	TPR Co. Ltd.	10,600	141,623
	Traders Holdings Co. Ltd.	4,960	19,652
	Trancom Co. Ltd.	2,300	108,998
	Transaction Co. Ltd.	4,900	81,927
	Transcosmos, Inc.	7,200	150,345
	TRE Holdings Corp.	17,352	147,204
#	Treasure Factory Co. Ltd.	3,000	26,846
*	Trend Micro, Inc.	17,500	1,001,164
	Tri Chemical Laboratories, Inc.	3,000	73,982
	Trusco Nakayama Corp.	12,400	211,846
	TS Tech Co. Ltd.	26,614	337,118
	TSI Holdings Co. Ltd.	22,500	104,565
	Tsubaki Nakashima Co. Ltd.	18,800	96,314
	Tsubakimoto Chain Co.	11,200	323,909
	Tsubakimoto Kogyo Co. Ltd.	1,700	77,109
#	Tsuburaya Fields Holdings, Inc.	14,000	172,488
	Tsugami Corp.	15,200	122,750
	Tsukishima Holdings Co. Ltd.	11,200	103,049
	Tsukuba Bank Ltd.	37,600	65,835
	Tsumura & Co.	14,600	264,146
	Tsuruha Holdings, Inc.	10,500	830,914

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsurumi Manufacturing Co. Ltd.	4,400	$108,491
	Tsutsumi Jewelry Co. Ltd.	2,700	38,986
	Tsuzuki Denki Co. Ltd.	1,500	24,284
	TV Asahi Holdings Corp.	9,500	113,235
	Tv Tokyo Holdings Corp.	2,700	56,662
	UACJ Corp.	13,733	379,323
	UBE Corp.	37,400	621,794
	Ubicom Holdings, Inc.	2,200	22,317
	Uchida Yoko Co. Ltd.	2,500	129,135
	Ukai Co. Ltd.	500	12,689
	ULS Group, Inc.	700	19,438
#	Ultrafabrics Holdings Co. Ltd.	1,600	14,409
	Ulvac, Inc.	15,000	734,151
	Unicharm Corp.	12,600	433,545
	Union Tool Co.	2,700	62,182
	Unipres Corp.	15,023	104,780
	United Arrows Ltd.	8,000	104,913
#	United Super Markets Holdings, Inc.	22,700	156,091
	UNITED, Inc.	8,400	52,915
*	Unitika Ltd.	25,100	28,805
	Universal Entertainment Corp.	8,600	124,381
	Urbanet Corp. Co. Ltd.	8,600	23,838
	Usen-Next Holdings Co. Ltd.	6,200	179,955
	User Local, Inc.	1,000	13,783
	Ushio, Inc.	38,400	537,955
	USS Co. Ltd.	34,500	652,443
*	UT Group Co. Ltd.	10,000	160,220
#*	UUUM Co. Ltd.	2,100	5,866
	V Technology Co. Ltd.	3,500	64,349
	Valor Holdings Co. Ltd.	14,006	239,289
	Valqua Ltd.	5,600	170,285
*	VALTES HOLDINGS Co. Ltd.	3,700	20,455
	Value HR Co. Ltd.	4,300	41,685
	ValueCommerce Co. Ltd.	7,700	65,671
	Vector, Inc.	10,300	82,713
	Vertex Corp.	11,820	142,260
*	Village Vanguard Co. Ltd.	1,700	12,066
*	Vision, Inc.	11,700	92,874
*	Visional, Inc.	7,100	444,366
	Vital KSK Holdings, Inc.	14,678	114,390
	VT Holdings Co. Ltd.	32,000	115,342
	Wacoal Holdings Corp.	15,100	352,271
	Wacom Co. Ltd.	43,300	199,541
	Wakachiku Construction Co. Ltd.	5,600	116,428
	Wakita & Co. Ltd.	15,800	171,210
	Warabeya Nichiyo Holdings Co. Ltd.	5,700	110,746
	Waseda Academy Co. Ltd.	2,700	31,687
	Watahan & Co. Ltd.	7,600	76,388
	WATAMI Co. Ltd.	1,400	9,718
	WDB Holdings Co. Ltd.	2,700	42,520
#	Wealth Management, Inc.	1,200	7,703
	Weathernews, Inc.	1,500	54,407
	Welcia Holdings Co. Ltd.	24,600	414,973
	Wellneo Sugar Co. Ltd.	2,800	44,191
	Wellnet Corp.	7,500	29,069
#	West Holdings Corp.	9,350	215,061
	West Japan Railway Co.	16,100	670,557
	Will Group, Inc.	6,900	56,548
*	WingArc1st, Inc.	4,700	89,412

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	WIN-Partners Co. Ltd.	4,000	$34,590
#	Workman Co. Ltd.	3,700	105,772
	World Co. Ltd.	3,600	42,685
	World Holdings Co. Ltd.	2,400	48,852
#*	W-Scope Corp.	8,000	41,329
	Xebio Holdings Co. Ltd.	10,100	67,140
	Yahagi Construction Co. Ltd.	10,400	103,292
	Yakult Honsha Co. Ltd.	12,300	268,652
	YAKUODO Holdings Co. Ltd.	4,100	71,984
	YAMABIKO Corp.	14,000	156,880
	YAMADA Consulting Group Co. Ltd.	4,000	49,494
	Yamada Holdings Co. Ltd.	154,928	473,240
#	Yamae Group Holdings Co. Ltd.	2,800	62,201
	Yamagata Bank Ltd.	9,700	73,230
	Yamaguchi Financial Group, Inc.	65,800	625,433
	Yamaha Corp.	21,100	464,001
	Yamaha Motor Co. Ltd.	216,000	2,041,577
	Yamaichi Electronics Co. Ltd.	10,400	149,016
	Yamami Co.	1,200	31,675
	YA-MAN Ltd.	8,700	59,769
	Yamanashi Chuo Bank Ltd.	11,800	141,145
#	Yamashina Corp.	25,000	14,051
	Yamashin-Filter Corp.	11,900	26,903
	Yamatane Corp.	3,800	66,309
	Yamato Corp.	7,100	47,445
	Yamato Holdings Co. Ltd.	15,200	262,754
	Yamato Kogyo Co. Ltd.	10,700	592,286
	Yamaura Corp.	2,400	26,885
	Yamaya Corp.	1,800	38,913
	Yamazaki Baking Co. Ltd.	11,700	277,434
	Yamazen Corp.	14,200	121,435
	Yaoko Co. Ltd.	6,800	392,345
	Yashima Denki Co. Ltd.	5,500	50,299
	Yaskawa Electric Corp.	20,900	787,644
	Yasuda Logistics Corp.	6,700	55,518
	Yellow Hat Ltd.	14,400	178,775
	Yodogawa Steel Works Ltd.	8,700	229,130
	Yokogawa Bridge Holdings Corp.	11,600	224,498
	Yokogawa Electric Corp.	13,000	255,459
	Yokohama Rubber Co. Ltd.	48,300	1,143,149
	Yokorei Co. Ltd.	18,200	138,453
	Yokowo Co. Ltd.	8,200	79,791
	Yomeishu Seizo Co. Ltd.	1,700	21,654
	Yondenko Corp.	3,400	81,255
	Yondoshi Holdings, Inc.	900	12,263
#	Yonex Co. Ltd.	10,600	86,135
	Yorozu Corp.	5,700	36,627
#*	Yoshimura Food Holdings KK	2,600	20,116
	Yoshinoya Holdings Co. Ltd.	13,900	309,975
	Yotai Refractories Co. Ltd.	6,300	62,179
	Yuasa Trading Co. Ltd.	7,100	236,566
	Yukiguni Maitake Co. Ltd.	8,900	58,440
	Yurtec Corp.	15,000	118,479
	Yushiro Chemical Industry Co. Ltd.	3,700	47,456
	Zaoh Co. Ltd.	1,500	25,457
	Zenitaka Corp.	1,000	30,681
	Zenkoku Hosho Co. Ltd.	15,900	591,693
	Zenrin Co. Ltd.	12,400	74,575
	Zensho Holdings Co. Ltd.	14,577	713,817

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Zeon Corp.	37,000	$335,680
	ZERIA Pharmaceutical Co. Ltd.	6,600	91,406
	ZIGExN Co. Ltd.	18,200	65,080
	ZOZO, Inc.	23,100	505,809
	Zuiko Corp.	4,400	55,319
TOTAL JAPAN			583,767,193
KUWAIT — (0.2%)
	A'ayan Leasing & Investment Co. KSCP	165,926	102,523
*	Agility Public Warehousing Co. KSC	318,916	601,533
	Ahli United Bank KSCP	34,178	31,900
	Al Ahli Bank of Kuwait KSCP	39,491	32,363
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	79,761	52,655
	Al-Eid Food KSC	33,180	21,149
	Ali Alghanim Sons Automotive Co. KSCC	38,004	144,848
*	Alimtiaz Investment Group KSC	268,219	48,672
*	Arabi Group Holding KSC	7,360	13,906
	Arzan Financial Group for Financing & Investment KPSC	232,225	170,676
*	Asiya Capital Investments Co. KSCP	168,493	26,027
	Boubyan Bank KSCP	43,128	86,116
	Boubyan Petrochemicals Co. KSCP	12,430	24,052
	Boursa Kuwait Securities Co. KPSC	22,784	150,411
	Burgan Bank SAK	63,361	39,562
	Combined Group Contracting Co. SAK	34,732	49,246
	Commercial Facilities Co. SAKP	132,736	72,519
	Commercial Real Estate Co. KSC	310,911	107,176
	Gulf Bank KSCP	317,514	299,444
	Gulf Cables & Electrical Industries Group Co. KSCP	34,804	162,985
	Heavy Engineering & Ship Building Co. KSCP, Class B	25,371	69,966
	Humansoft Holding Co. KSC	25,859	288,696
	IFA Hotels & Resorts-KPSC	12,548	30,360
	Integrated Holding Co. KCSC	51,190	89,062
	Jazeera Airways Co. KSCP	15,221	56,380
	Kuwait Cement Co. KSC	85,049	38,445
	Kuwait Finance House KSCP	184,074	462,131
	Kuwait Financial Centre SAK	64,299	26,556
	Kuwait International Bank KSCP	244,875	129,007
	Kuwait Portland Cement Co. KSC	3,939	11,119
	Kuwait Real Estate Co. KSC	140,583	109,723
	Kuwait Telecommunications Co.	60,242	115,586
	Mabanee Co. KPSC	79,668	199,494
	Mezzan Holding Co. KSCC	28,840	57,680
	Mobile Telecommunications Co. KSCP	165,412	282,949
	National Bank of Kuwait SAKP	254,183	810,079
	National Consumer Holding Co. SAK	24,606	9,243
	National Industries Group Holding SAK	16,838	13,087
	National Investments Co. KSCP	167,787	147,871
	Salhia Real Estate Co. KSCP	77,913	111,232
	Securities House KSC	122,632	22,532
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	31,293	17,300
	Warba Bank KSCP	297,258	182,705
TOTAL KUWAIT			5,518,966
MALAYSIA — (0.5%)
	7-Eleven Malaysia Holdings Bhd., Class B	134,004	56,575
	Aeon Co. M Bhd.	145,400	34,670
#	AEON Credit Service M Bhd.	80,698	100,580
#	AFFIN Bank Bhd.	159,602	88,691

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Alliance Bank Malaysia Bhd.	289,100	$209,552
	Allianz Malaysia Bhd.	20,500	82,897
	AME Elite Consortium Bhd.	24,500	9,284
	AMMB Holdings Bhd.	395,400	354,002
	Ancom Nylex Bhd.	239,100	55,037
	Apex Healthcare Bhd.	19,950	12,019
#	Astro Malaysia Holdings Bhd.	293,100	22,270
#	Axiata Group Bhd.	728,090	419,499
	Bank Islam Malaysia Bhd.	199,900	94,546
	Batu Kawan Bhd.	10,900	46,760
*	Berjaya Assets Bhd.	176,800	15,268
#*	Berjaya Corp. Bhd.	1,255,782	82,072
#	Berjaya Food Bhd.	160,893	18,334
*	Berjaya Land Bhd.	333,000	28,811
#*	Bermaz Auto Bhd.	252,400	130,203
#	British American Tobacco Malaysia Bhd.	38,700	74,250
*	Bumi Armada Bhd.	871,200	102,693
	Bursa Malaysia Bhd.	196,350	311,154
	Cahya Mata Sarawak Bhd.	221,400	49,013
	Carlsberg Brewery Malaysia Bhd., Class B	40,300	164,054
	CELCOMDIGI Bhd.	158,700	142,174
	CIMB Group Holdings Bhd.	393,441	518,218
*	Coastal Contracts Bhd.	61,100	21,547
#*	D&O Green Technologies Bhd.	135,400	97,115
#	Datasonic Group Bhd.	241,900	22,440
	Dayang Enterprise Holdings Bhd.	178,200	76,877
	Dialog Group Bhd.	217,400	84,077
	DRB-Hicom Bhd.	266,700	75,752
	Dufu Technology Corp. Bhd.	33,100	12,689
	Duopharma Biotech Bhd.	165,489	44,061
	Dutch Lady Milk Industries Bhd.	4,500	22,675
	Eco World Development Group Bhd.	383,600	106,783
*	Ekovest Bhd.	528,900	61,723
#	FGV Holdings Bhd.	173,400	52,434
#	Formosa Prosonic Industries Bhd.	55,700	34,563
	Fraser & Neave Holdings Bhd.	26,500	155,040
	Frontken Corp. Bhd.	322,150	234,779
	Gamuda Bhd.	376,015	401,243
	Gas Malaysia Bhd.	64,000	44,210
*	Genetec Technology Bhd.	41,400	16,573
	Genting Bhd.	239,700	238,792
#	Genting Malaysia Bhd.	240,500	137,033
	Genting Plantations Bhd.	46,500	62,657
#	Globetronics Technology Bhd.	104,266	32,759
#*	Greatech Technology Bhd.	48,900	47,093
	Guan Chong Bhd.	91,800	32,175
#	HAP Seng Consolidated Bhd.	92,700	91,449
	Hap Seng Plantations Holdings Bhd.	48,500	18,750
*	Hartalega Holdings Bhd.	203,500	117,780
	Heineken Malaysia Bhd.	36,100	183,908
*	Hengyuan Refining Co. Bhd.	64,400	42,014
#	Hextar Global Bhd.	342,000	68,134
	Hiap Teck Venture Bhd.	410,500	32,816
#	Hibiscus Petroleum Bhd.	182,000	101,729
	Hong Leong Bank Bhd.	22,580	91,639
	Hong Leong Capital Bhd.	9,200	8,194
	Hong Leong Financial Group Bhd.	40,078	139,110
	Hong Leong Industries Bhd.	19,300	37,721
	IHH Healthcare Bhd.	42,600	54,963

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	IJM Corp. Bhd.	447,600	$211,346
	Inari Amertron Bhd.	288,925	193,416
	IOI Corp. Bhd.	260,900	219,978
	IOI Properties Group Bhd.	379,625	173,225
#*	JAKS Resources Bhd.	570,179	22,300
	Jaya Tiasa Holdings Bhd.	210,000	50,546
	Kenanga Investment Bank Bhd.	38,300	8,718
	Kerjaya Prospek Group Bhd.	105,989	38,548
#	Kim Loong Resources Bhd.	56,200	24,180
	Kossan Rubber Industries Bhd.	371,400	160,800
	KPJ Healthcare Bhd.	463,600	157,740
	Kretam Holdings Bhd.	69,600	8,858
	Kuala Lumpur Kepong Bhd.	76,511	358,804
	Lagenda Properties Bhd.	38,700	11,932
#	Leong Hup International Bhd.	180,500	21,162
*Ω	Lotte Chemical Titan Holding Bhd.	126,663	32,114
	LPI Capital Bhd.	44,540	116,654
#	Magni-Tech Industries Bhd.	146,900	59,005
#	Magnum Bhd.	228,815	53,227
	Mah Sing Group Bhd.	553,875	109,716
	Malakoff Corp. Bhd.	364,600	50,773
	Malayan Banking Bhd.	226,797	443,614
#	Malayan Flour Mills Bhd.	308,600	41,694
	Malaysia Airports Holdings Bhd.	137,899	224,236
#	Malaysia Building Society Bhd.	768,932	119,135
	Malaysia Smelting Corp. Bhd.	35,400	15,275
	Malaysian Pacific Industries Bhd.	19,200	109,378
	Malaysian Resources Corp. Bhd.	666,920	91,318
	Matrix Concepts Holdings Bhd.	306,799	114,078
	Maxis Bhd.	156,200	125,380
	MBM Resources Bhd.	57,700	53,187
	Media Prima Bhd.	132,900	13,015
	Mega First Corp. Bhd.	161,400	133,384
	Mi Technovation Bhd.	73,500	30,843
	MISC Bhd.	77,800	120,763
#	MKH Bhd.	100,700	31,463
	MNRB Holdings Bhd.	182,774	52,538
Ω	MR DIY Group M Bhd.	350,900	102,382
	Muda Holdings Bhd.	6,900	2,071
*	Muhibbah Engineering M Bhd.	185,600	31,325
	My EG Services Bhd.	1,444,947	237,768
	Nestle Malaysia Bhd.	5,500	138,882
*	Nylex Malaysia Bhd.	2,335	98
#	Oriental Holdings Bhd.	106,800	144,369
#	OSK Holdings Bhd.	410,750	132,138
	Padini Holdings Bhd.	116,700	87,580
	Panasonic Manufacturing Malaysia Bhd.	2,400	9,096
	Pantech Group Holdings Bhd.	131,400	27,060
	Paramount Corp. Bhd.	146,300	30,632
	Pentamaster Corp. Bhd.	43,600	37,125
	Perak Transit Bhd.	67,100	16,726
	Petron Malaysia Refining & Marketing Bhd.	39,200	37,892
#	Petronas Chemicals Group Bhd.	230,800	329,885
	Petronas Dagangan Bhd.	31,600	142,439
	Petronas Gas Bhd.	33,700	126,319
#	PIE Industrial Bhd.	20,300	13,731
	Power Root Bhd.	23,500	8,296
	PPB Group Bhd.	69,820	213,167
	Press Metal Aluminium Holdings Bhd.	291,100	291,345

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Public Bank Bhd.	1,242,700	$1,152,004
	QL Resources Bhd.	179,725	221,485
	Ranhill Utilities Bhd.	92,569	22,070
	RCE Capital Bhd.	55,700	37,402
	RGB International Bhd.	58,200	3,744
	RHB Bank Bhd.	285,643	337,914
	Sam Engineering & Equipment M Bhd.	40,400	30,203
*	Sapura Energy Bhd.	2,931,800	27,979
	Sarawak Oil Palms Bhd.	100,150	58,380
	Scientex Bhd.	303,600	256,853
	Sime Darby Bhd.	518,970	266,277
#	Sime Darby Plantation Bhd.	255,836	238,576
	Sime Darby Property Bhd.	637,170	103,482
#	SKP Resources Bhd.	364,749	52,056
	SP Setia Bhd. Group	440,579	83,548
	Sports Toto Bhd.	323,524	101,837
	Sunway Bhd.	418,554	236,816
	Sunway Construction Group Bhd.	88,890	42,289
	Supermax Corp. Bhd.	307,665	60,749
#	Syarikat Takaful Malaysia Keluarga Bhd.	99,111	79,386
#	Ta Ann Holdings Bhd.	86,480	67,512
	Taliworks Corp. Bhd.	122,766	22,284
	Telekom Malaysia Bhd.	141,312	176,609
	Tenaga Nasional Bhd.	111,700	253,078
	Thong Guan Industries Bhd.	59,400	23,969
	TIME dotCom Bhd.	180,100	209,115
*	Top Glove Corp. Bhd.	938,400	184,234
*	Tropicana Corp. Bhd.	206,616	54,983
#	TSH Resources Bhd.	142,000	30,597
	Uchi Technologies Bhd.	83,700	68,637
#	UEM Sunrise Bhd.	165,200	35,788
	Unisem M Bhd.	96,000	64,979
#	United Plantations Bhd.	26,500	110,752
	UOA Development Bhd.	156,120	59,697
*	UWC Bhd.	94,300	62,974
*	Velesto Energy Bhd.	1,107,073	60,607
	ViTrox Corp. Bhd.	86,000	125,957
	VS Industry Bhd.	356,600	54,257
*	Wasco Bhd.	48,500	12,806
#	WCT Holdings Bhd.	364,227	41,794
	Wellcall Holdings Bhd.	53,700	19,605
	Westports Holdings Bhd.	78,600	63,138
	Yinson Holdings Bhd.	384,999	209,180
*	YNH Property Bhd.	124,837	17,429
#	YTL Corp. Bhd.	321,050	158,282
#	YTL Power International Bhd.	249,587	216,031
TOTAL MALAYSIA			18,105,936
MEXICO — (0.8%)
	Alfa SAB de CV, Class A	1,784,541	1,395,574
	Alpek SAB de CV	73,420	49,184
*	Alsea SAB de CV	216,552	849,650
	America Movil SAB de CV, ADR	19,611	353,979
	America Movil SAB de CV, Class B	1,317,636	1,188,908
	Arca Continental SAB de CV	24,027	273,166
*	Axtel SAB de CV	499,613	19,391
Ω	Banco del Bajio SA	227,154	866,964
#	Becle SAB de CV	46,185	86,029
	Bolsa Mexicana de Valores SAB de CV	105,547	214,510

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Cemex SAB de CV	2,131,083	$1,766,874
*	Cemex SAB de CV, Sponsored ADR	3,029	25,080
	Cia Minera Autlan SAB de CV, Class B	27,183	16,188
	Coca-Cola Femsa SAB de CV, Sponsored ADR	800	75,952
#	Coca-Cola Femsa SAB de CV	55,022	522,935
	Consorcio ARA SAB de CV	312,104	68,544
*	Controladora AXTEL SAB de CV	1,784,541	20,115
#*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	4,146	32,836
#*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	174,138	138,711
	Corp. Inmobiliaria Vesta SAB de CV	148,107	562,775
	El Puerto de Liverpool SAB de CV, Class C1	40,778	286,037
#*††	Empresas ICA SAB de CV	42,400	0
	Fomento Economico Mexicano SAB de CV	71,227	964,522
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	267	36,189
	GCC SAB de CV	43,340	503,264
	Genomma Lab Internacional SAB de CV, Class B	249,135	203,952
	Gentera SAB de CV	332,156	451,006
	Gruma SAB de CV, Class B	42,278	790,955
	Grupo Aeroportuario del Centro Norte SAB de CV	76,285	697,231
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,757	741,569
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	21,910	341,160
	Grupo Aeroportuario del Sureste SAB de CV, ADR	1,764	515,688
	Grupo Aeroportuario del Sureste SAB de CV, Class B	11,168	325,077
	Grupo Bimbo SAB de CV, Class A	119,676	544,162
#	Grupo Carso SAB de CV	75,026	702,594
	Grupo Comercial Chedraui SA de CV	120,773	816,989
	Grupo Elektra SAB de CV	2,796	187,451
	Grupo Financiero Banorte SAB de CV, Class O	204,103	2,075,357
*	Grupo Financiero Inbursa SAB de CV, Class O	326,008	963,733
	Grupo Herdez SAB de CV	44,611	117,207
	Grupo Hotelero Santa Fe SAB de CV	60,872	13,068
	Grupo Industrial Saltillo SAB de CV	7,630	11,366
	Grupo Mexico SAB de CV, Class B	466,661	2,405,494
	Grupo Rotoplas SAB de CV	43,386	69,976
*	Grupo Simec SAB de CV, Class B	33,392	351,080
#	Grupo Televisa SAB, Sponsored ADR	37,996	114,368
	Grupo Televisa SAB	421,281	253,334
*Ω	Grupo Traxion SAB de CV	44,610	81,670
*	Hoteles City Express SAB de CV	142,020	45,135
*	Industrias CH SAB de CV, Class B	73,798	818,525
*	Industrias Penoles SAB de CV	45,293	594,863
	Kimberly-Clark de Mexico SAB de CV, Class A	320,289	727,240
	La Comer SAB de CV	254,370	594,710
	Megacable Holdings SAB de CV	250,576	640,580
*	Minera Frisco SAB de CV, Class A1	307,440	56,981
*Ω	Nemak SAB de CV	755,406	184,775
	Operadora De Sites Mexicanos SAB de CV, Class A	280,916	305,210
	Orbia Advance Corp. SAB de CV	321,311	639,579
*	Organizacion Cultiba SAB de CV	15,310	10,474
	Organizacion Soriana SAB de CV, Class B	50,685	102,775
	Promotora y Operadora de Infraestructura SAB de CV	65,533	644,993
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,273	48,008
	Qualitas Controladora SAB de CV	17,536	194,275
	Regional SAB de CV	78,478	726,303
#*	Sitios Latinoamerica SAB de CV	203,007	75,723
*	Vista Energy SAB de CV, ADR	4,344	142,309
	Vitro SAB de CV, Class A	28,118	22,708
	Wal-Mart de Mexico SAB de CV	200,483	828,071
TOTAL MEXICO			30,495,101

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (2.3%)
	Aalberts NV	40,115	$1,595,306
Ω	ABN AMRO Bank NV, GDR	101,795	1,498,156
	Acomo NV	7,925	150,694
*Ω	Adyen NV	1,308	1,640,476
	Aegon Ltd.	520,083	3,068,197
	Aegon Ltd.	32,148	185,815
	Akzo Nobel NV	21,896	1,681,860
#*Ω	Alfen NV	3,054	184,686
	Allfunds Group PLC	87,407	626,638
	AMG Critical Materials NV	8,793	186,603
	Aperam SA	20,051	617,894
	Arcadis NV	30,386	1,668,235
	ArcelorMittal SA	51,013	1,404,899
	ArcelorMittal SA	38,283	1,051,634
	ASM International NV	5,923	3,282,726
	ASML Holding NV	4,870	4,225,153
	ASML Holding NV	20,610	17,926,990
	ASR Nederland NV	49,610	2,337,945
#*	Avantium NV	4,576	12,274
Ω	B&S Group SARL	3,754	15,209
#*Ω	Basic-Fit NV	13,151	380,782
	BE Semiconductor Industries NV	7,694	1,156,241
	Brunel International NV	5,498	61,163
	Coca-Cola Europacific Partners PLC	33,278	2,292,489
	Corbion NV	16,974	328,691
Ω	CTP NV	21,680	369,950
	Flow Traders Ltd.	12,372	221,885
	ForFarmers NV	13,915	35,757
*	Fugro NV	33,371	616,123
	Heineken NV	15,108	1,519,797
	IMCD NV	13,682	2,088,430
	ING Groep NV, Sponsored ADR	6,500	92,300
	ING Groep NV	196,229	2,788,113
*	InPost SA	59,554	894,490
#	JDE Peet's NV	14,255	351,890
	Kendrion NV	6,480	80,589
	Koninklijke Ahold Delhaize NV	172,524	4,851,911
	Koninklijke BAM Groep NV	119,049	328,669
	Koninklijke Heijmans NV, CVA	13,606	196,843
	Koninklijke KPN NV	589,751	2,006,180
*	Koninklijke Philips NV	59,696	1,262,902
*	Koninklijke Philips NV	47,649	1,006,823
	Koninklijke Vopak NV	27,258	851,503
*	Lucas Bols NV	3,091	59,568
	MFE-MediaForEurope NV, Class B	26,649	96,131
	Nedap NV	2,056	141,156
	NN Group NV	66,832	2,739,326
*	NX Filtration NV	1,991	8,603
	OCI NV	36,757	1,049,926
*	Pharming Group NV	169,497	213,682
	PostNL NV	92,168	134,307
	Prosus NV	54,400	1,613,252
	Qiagen NV	21,758	946,254
	Randstad NV	31,796	1,807,927
	SBM Offshore NV	58,977	750,828
*	SIF Holding NV	4,817	54,510
Ω	Signify NV	50,907	1,526,428
	Sligro Food Group NV	9,932	154,280
	TKH Group NV	18,479	744,107

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	TomTom NV	21,166	$143,311
	Universal Music Group NV	41,525	1,224,063
	Van Lanschot Kempen NV	9,050	272,474
	Wolters Kluwer NV	43,587	6,425,466
TOTAL NETHERLANDS			87,250,510
NEW ZEALAND — (0.2%)
*	a2 Milk Co. Ltd.	56,181	176,822
	Air New Zealand Ltd.	594,425	230,680
	Arvida Group Ltd.	169,908	114,835
	Auckland International Airport Ltd.	50,379	259,463
	Channel Infrastructure NZ Ltd.	94,352	84,748
	Chorus Ltd.	206,569	1,004,115
	Contact Energy Ltd.	75,477	371,986
	EBOS Group Ltd.	13,282	304,162
	Fisher & Paykel Healthcare Corp. Ltd.	27,180	392,562
	Fletcher Building Ltd.	187,460	516,715
#	Fonterra Co.-operative Group Ltd.	22,481	46,925
	Freightways Group Ltd.	54,080	279,283
	Genesis Energy Ltd.	146,278	226,425
#*	Gentrack Group Ltd.	12,157	48,910
	Hallenstein Glasson Holdings Ltd.	20,188	67,948
	Heartland Group Holdings Ltd.	236,252	200,273
	Infratil Ltd.	28,653	184,840
#	Investore Property Ltd.	58,695	42,364
	KMD Brands Ltd.	197,467	84,447
#	Mainfreight Ltd.	10,223	447,391
#	Manawa Energy Ltd.	11,886	31,184
	Mercury NZ Ltd.	36,024	148,602
	Meridian Energy Ltd.	38,131	129,180
	Napier Port Holdings Ltd.	14,348	21,954
	NZME Ltd.	54,459	33,858
	NZX Ltd.	116,387	76,153
	Oceania Healthcare Ltd.	184,567	78,887
#	PGG Wrightson Ltd.	9,986	18,951
#	Port of Tauranga Ltd.	37,905	123,351
	Rakon Ltd.	28,043	22,046
	Restaurant Brands New Zealand Ltd.	10,978	27,031
*	Ryman Healthcare Ltd.	65,308	226,874
	Sanford Ltd.	20,591	50,665
	Scales Corp. Ltd.	41,528	84,540
*	Serko Ltd.	3,631	9,224
	Skellerup Holdings Ltd.	53,156	154,613
	SKY Network Television Ltd.	63,808	108,914
	SKYCITY Entertainment Group Ltd.	268,790	310,621
	Spark New Zealand Ltd.	102,741	333,341
	Steel & Tube Holdings Ltd.	32,029	22,236
	Summerset Group Holdings Ltd.	105,195	705,387
#*	Synlait Milk Ltd.	25,571	12,493
#	Tourism Holdings Ltd.	41,842	94,920
	TOWER Ltd.	80,898	29,929
#	Turners Automotive Group Ltd.	23,079	64,730
	Vector Ltd.	26,039	59,669
#*	Vista Group International Ltd.	32,932	32,775
	Warehouse Group Ltd.	33,171	32,265
TOTAL NEW ZEALAND			8,129,287

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (0.6%)
	2020 Bulkers Ltd.	3,440	$46,000
	ABG Sundal Collier Holding ASA	142,350	85,329
*	Adevinta ASA	13,817	147,856
	AF Gruppen ASA	9,872	109,349
#*	Agilyx ASA	8,731	21,429
*	Akastor ASA	52,076	54,714
	Aker ASA, Class A	870	51,697
	Aker BP ASA	43,876	1,164,538
*	Aker Carbon Capture ASA	12,247	12,075
	Aker Solutions ASA	36,270	134,525
	AMSC ASA	24,234	64,385
*	ArcticZymes Technologies ASA	2,851	10,906
#	Arendals Fossekompani ASA	161	2,419
	Atea ASA	21,535	286,971
	Austevoll Seafood ASA	26,752	193,932
#*Ω	AutoStore Holdings Ltd.	17,990	32,840
Ω	Avance Gas Holding Ltd.	7,242	84,248
*	Axactor ASA	73,469	33,944
	B2 Impact ASA	75,199	52,471
	Bakkafrost P	2,118	118,286
	Belships ASA	37,273	77,468
*	Bluenord ASA	6,882	328,168
	Bonheur ASA	7,630	156,873
	Borr Drilling Ltd.	24,042	147,858
	Borregaard ASA	25,540	434,340
	Bouvet ASA	21,520	126,354
Ω	BW LPG Ltd.	43,697	537,787
	BW Offshore Ltd.	39,154	89,537
*	Cadeler AS	17,211	79,048
#	Carasent ASA	3,685	3,744
*	Cloudberry Clean Energy ASA	50,214	48,101
#*Ω	Crayon Group Holding ASA	9,769	82,126
	DNB Bank ASA	53,478	1,039,597
	DNO ASA	197,747	173,287
Ω	Elkem ASA	79,130	164,195
Ω	Elmera Group ASA	24,615	75,397
	Elopak ASA	20,004	57,111
Ω	Entra ASA	8,486	92,616
	Equinor ASA	98,078	2,806,706
Ω	Europris ASA	64,160	480,886
	FLEX LNG Ltd.	5,303	157,958
#	Frontline PLC	25,563	571,401
*	Gaming Innovation Group, Inc.	8,822	25,450
	Gjensidige Forsikring ASA	3,393	54,575
	Golden Ocean Group Ltd.	40,352	425,522
	Gram Car Carriers ASA	2,745	59,215
#	Grieg Seafood ASA	12,391	77,798
	Hafnia Ltd.	50,571	367,745
*	Hexagon Composites ASA	24,345	54,399
#*	Hexagon Purus ASA	8,355	6,291
	Hoegh Autoliners ASA	28,075	281,920
Ω	Kid ASA	7,283	92,276
	Kitron ASA	41,228	125,488
Ω	Klaveness Combination Carriers ASA	5,459	55,343
*	Kongsberg Automotive ASA	183,061	30,992
	Kongsberg Gruppen ASA	2,994	152,584
	Leroy Seafood Group ASA	22,713	91,223
*	LINK Mobility Group Holding ASA	62,619	111,215
	Magnora ASA	3,674	10,268

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Medistim ASA	2,229	$45,065
	Mowi ASA	18,700	336,606
	MPC Container Ships ASA	98,333	147,815
Ω	Multiconsult ASA	3,282	40,100
#*	NEL ASA	84,582	42,228
*	Nordic Semiconductor ASA	465	4,669
	Norsk Hydro ASA	142,974	837,900
#Ω	Norske Skog ASA	19,271	66,407
*	Northern Ocean Ltd.	20,154	15,834
*	Norwegian Air Shuttle ASA	62,645	76,698
*	NRC Group ASA	18,856	18,758
#*	Nykode Therapeutics ASA	13,121	22,451
	Odfjell Drilling Ltd.	40,392	149,760
	Odfjell SE, Class A	5,065	69,279
	Odfjell Technology Ltd.	6,732	35,856
*	OKEA ASA	15,569	34,026
Ω	Okeanis Eco Tankers Corp.	4,618	134,539
	Olav Thon Eiendomsselskap ASA	4,209	79,478
	Orkla ASA	46,555	364,671
	Panoro Energy ASA	24,703	62,146
	Pareto Bank ASA	11,870	62,252
*	Pexip Holding ASA	22,398	52,671
*	PGS ASA	307,762	192,576
*	PhotoCure ASA	1,570	9,695
	Protector Forsikring ASA	17,525	314,011
	Rana Gruber ASA	4,013	29,794
#*	REC Silicon ASA	32,579	38,067
	Salmar ASA	2,037	113,091
*	Salmon Evolution ASA	31,005	20,937
	Sandnes Sparebank	1,120	10,251
*	SATS ASA	6,043	10,853
*Ω	Scatec ASA	31,758	236,142
	Schibsted ASA, Class A	7,591	232,869
	Schibsted ASA, Class B	10,504	300,931
	Selvaag Bolig ASA	14,564	43,757
*Ω	Shelf Drilling Ltd.	48,537	137,930
#*	Solstad Offshore ASA	9,867	33,102
	SpareBank 1 Helgeland	832	10,741
	Sparebank 1 Oestlandet	6,883	80,060
	SpareBank 1 Sorost-Norge	5,889	34,836
	SpareBank 1 SR-Bank ASA	23,246	281,912
	Sparebanken More	4,750	38,448
	Stolt-Nielsen Ltd.	13,146	491,371
	Storebrand ASA	96,441	867,117
	Subsea 7 SA	42,958	578,987
	Telenor ASA	38,235	423,618
#	TGS ASA	36,635	356,748
	TOMRA Systems ASA	12,480	125,359
*	Ultimovacs ASA	1,324	17,640
#	Var Energi ASA	53,628	155,559
	Veidekke ASA	38,542	351,636
*	Volue ASA	2,696	5,687
	Wallenius Wilhelmsen ASA	26,383	256,481
	Wilh Wilhelmsen Holding ASA, Class A	5,538	193,423
	Yara International ASA	13,789	455,763
#*	Zaptec ASA	3,296	7,016
TOTAL NORWAY			21,616,393

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	3,792	$19,452
	Cia de Minas Buenaventura SAA, ADR	1,300	19,721
	Credicorp Ltd.	1,720	255,300
*††	Fossal SAA, ADR	2	0
	Intercorp Financial Services, Inc.	2,859	67,044
TOTAL PERU			361,517
PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	177,800	28,056
	Aboitiz Equity Ventures, Inc.	152,520	131,291
	Aboitiz Power Corp.	102,500	69,173
	ACEN Corp.	587,221	44,264
	Alliance Global Group, Inc.	886,200	178,663
	Apex Mining Co., Inc.	1,093,000	56,397
*	Atlas Consolidated Mining & Development Corp.	152,800	9,086
	Ayala Corp.	13,545	163,206
	Ayala Land, Inc.	215,400	130,167
*	AyalaLand Logistics Holdings Corp.	457,000	13,895
	Bank of the Philippine Islands	255,928	501,509
	BDO Unibank, Inc.	365,079	939,818
	Belle Corp.	1,052,000	22,046
*	Bloomberry Resorts Corp.	1,146,000	227,860
*	Cebu Air, Inc.	7,500	4,357
*Ω	CEMEX Holdings Philippines, Inc.	175,657	2,858
	Century Pacific Food, Inc.	312,700	182,798
	China Banking Corp.	339,992	190,922
*	Converge Information & Communications Technology Solutions, Inc.	579,900	95,419
	Cosco Capital, Inc.	666,000	59,518
	D&L Industries, Inc.	665,000	75,226
*	DITO CME Holdings Corp.	553,000	24,131
	DMCI Holdings, Inc.	832,400	158,912
	DoubleDragon Corp.	260,700	36,119
	East West Banking Corp.	277,950	43,269
	Emperador, Inc.	147,900	53,983
	Filinvest Development Corp.	18,400	1,823
	Filinvest Land, Inc.	3,204,000	39,261
	First Gen Corp.	74,600	24,146
	First Philippine Holdings Corp.	104,560	120,145
	Ginebra San Miguel, Inc.	18,440	53,855
	Global Ferronickel Holdings, Inc.	452,574	16,300
	Global-Estate Resorts, Inc.	897,000	13,078
	Globe Telecom, Inc.	6,194	191,234
	GT Capital Holdings, Inc.	22,608	267,425
*	Integrated Micro-Electronics, Inc.	251,445	11,158
	International Container Terminal Services, Inc.	49,870	215,638
	JG Summit Holdings, Inc.	220,966	150,350
	Jollibee Foods Corp.	65,850	297,096
	Keepers Holdings, Inc.	341,000	8,792
	LT Group, Inc.	545,100	91,964
	Manila Electric Co.	16,880	108,616
	Manila Water Co., Inc.	335,200	107,206
	Megaworld Corp.	1,932,600	67,192
	Metropolitan Bank & Trust Co.	357,236	361,859
Ω	Monde Nissin Corp.	141,900	22,185
	Nickel Asia Corp.	1,306,480	112,343
	Petron Corp.	1,056,700	63,351
*††	Philcomsat Holdings Corp.	23,890	33,907
	Philex Mining Corp.	319,400	17,623
*	Philippine National Bank	152,272	50,485

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Phoenix Petroleum Philippines, Inc.	107,200	$8,195
	PLDT, Inc., Sponsored ADR	839	18,752
	PLDT, Inc.	8,860	200,361
	Premium Leisure Corp.	2,062,000	25,621
	Puregold Price Club, Inc.	328,200	161,987
	Rizal Commercial Banking Corp.	104,115	42,486
	Robinsons Land Corp.	526,138	149,433
	Robinsons Retail Holdings, Inc.	94,480	59,174
	San Miguel Corp.	122,700	235,434
	San Miguel Food & Beverage, Inc.	87,080	76,384
	Security Bank Corp.	113,080	142,710
	Semirara Mining & Power Corp.	230,380	126,693
	Shakey's Pizza Asia Ventures, Inc.	84,300	15,778
*	Shell Pilipinas Corp.	124,530	23,855
	SM Investments Corp.	3,865	61,704
	SM Prime Holdings, Inc.	203,700	123,910
	Synergy Grid & Development Phils, Inc.	247,500	33,601
	Union Bank of the Philippines	108,348	86,023
	Universal Robina Corp.	131,690	261,175
	Vista Land & Lifescapes, Inc.	1,583,900	49,481
	Vistamalls, Inc.	88,000	3,669
	Wilcon Depot, Inc.	359,000	139,773
TOTAL PHILIPPINES			7,936,174
POLAND — (0.3%)
*	11 bit studios SA	90	13,248
	AB SA	986	17,865
*	Action SA	6,452	31,300
*	Alior Bank SA	46,733	878,993
*Ω	Allegro.eu SA	9,054	68,350
*	Amica SA	3,005	58,220
*	AmRest Holdings SE	22,381	147,163
	Arctic Paper SA	9,228	50,440
	ASBISc Enterprises PLC	16,682	120,275
	Asseco Poland SA	18,134	330,335
	Auto Partner SA	17,966	115,182
	Bank Handlowy w Warszawie SA	8,431	217,483
*	Bank Millennium SA	83,355	174,517
*	Bank Ochrony Srodowiska SA	20,762	57,495
	Bank Polska Kasa Opieki SA	19,650	755,859
	Benefit Systems SA	602	333,452
*	BNPP Bank Polska SA	738	15,993
	Boryszew SA	29,053	42,573
	Budimex SA	3,676	628,906
*	CCC SA	2,591	37,651
	CD Projekt SA	2,564	66,928
	Celon Pharma SA	3,548	13,266
*	CI Games SA	23,337	10,472
#	Cognor Holding SA	48,866	92,265
	ComArch SA	1,229	64,428
	Creepy Jar SA	71	10,455
	Cyber Folks SA	2,370	53,479
#*	Cyfrowy Polsat SA	54,823	148,404
	Develia SA	98,398	121,365
*Ω	Dino Polska SA	2,811	303,384
	Dom Development SA	2,243	91,387
#	Echo Investment SA	10,592	11,172
*	Enea SA	87,710	208,557
	Eurocash SA	34,593	130,979

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Fabryki Mebli Forte SA	3,906	$22,429
	Globe Trade Centre SA	30,781	42,352
*	Grenevia SA	76,765	58,114
*	Grupa Azoty SA	16,685	99,559
	Grupa Kety SA	3,284	558,552
*	ING Bank Slaski SA	3,500	219,988
	Inter Cars SA	2,309	315,194
#*	Jastrzebska Spolka Weglowa SA	17,979	193,656
	KGHM Polska Miedz SA	18,041	502,634
	KRUK SA	3,983	450,960
	LPP SA	115	446,969
	Lubelski Wegiel Bogdanka SA	4,699	40,245
*	mBank SA	1,257	167,085
	Mirbud SA	18,519	37,517
	Mo-BRUK SA	592	46,119
	Mostostal Zabrze SA	10,100	9,855
	Neuca SA	441	96,967
	Orange Polska SA	102,086	218,051
	ORLEN SA	106,779	1,664,944
	PCC Rokita SA	524	12,383
*	Pepco Group NV	19,968	109,331
*	PGE Polska Grupa Energetyczna SA	146,977	309,496
*	PKP Cargo SA	10,554	36,890
	PlayWay SA	336	26,200
*	Polimex-Mostostal SA	38,961	40,155
	Powszechna Kasa Oszczednosci Bank Polski SA	32,031	406,410
	Powszechny Zaklad Ubezpieczen SA	27,646	332,862
	Santander Bank Polska SA	838	101,497
*	Selvita SA	1,553	22,956
	Stalexport Autostrady SA	30,531	23,039
	Synektik SA	1,882	40,459
*	Tauron Polska Energia SA	378,823	346,289
	TEN Square Games SA	398	10,173
	Text SA	4,582	110,836
*	Torpol SA	4,879	32,786
	Unimot SA	837	26,580
#	Votum SA	3,062	36,107
	VRG SA	37,269	31,503
	Warsaw Stock Exchange	2,489	27,225
	Wawel SA	12	2,212
	Wirtualna Polska Holding SA	3,566	105,402
Ω	XTB SA	13,619	153,432
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,289	21,721
*	Zespol Elektrowni Patnow Adamow Konin SA	2,391	11,933
TOTAL POLAND			12,990,908
PORTUGAL — (0.2%)
	Altri SGPS SA	29,560	144,097
*	Banco Comercial Portugues SA, Class R	4,033,406	1,173,303
	Corticeira Amorim SGPS SA	5,582	56,990
	CTT-Correios de Portugal SA	34,278	136,009
	EDP - Energias de Portugal SA	152,214	678,941
	EDP Renovaveis SA	28,497	461,459
	Galp Energia SGPS SA	165,326	2,602,519
*	Greenvolt-Energias Renovaveis SA	9,960	86,838
	Ibersol SGPS SA	5,904	42,634
	Jeronimo Martins SGPS SA	35,737	812,778
	Mota-Engil SGPS SA	44,612	255,872
	Navigator Co. SA	73,601	303,275

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	NOS SGPS SA	86,024	$304,586
	REN - Redes Energeticas Nacionais SGPS SA	100,326	246,499
	Sonae SGPS SA	354,537	342,741
TOTAL PORTUGAL			7,648,541
QATAR — (0.3%)
	Aamal Co.	755,877	179,515
	Al Khaleej Takaful Group QSC	72,860	56,608
	Al Meera Consumer Goods Co. QSC	30,557	108,340
	Alijarah Holding Co. QPSC	185,032	39,033
*	Baladna	337,030	103,471
	Barwa Real Estate Co.	681,389	538,702
	Commercial Bank PSQC	169,125	243,626
	Doha Bank QPSC	728,501	340,585
	Doha Insurance Co. QSC	92,281	64,624
*	Estithmar Holding QPSC	122,263	66,290
	Gulf International Services QSC	347,844	268,824
	Gulf Warehousing Co.	120,519	107,466
	Industries Qatar QSC	23,363	76,826
*	Lesha Bank LLC	380,239	132,959
	Mannai Corp. QSC	76,812	82,640
	Masraf Al Rayan QSC	788,631	508,648
*	Mazaya Real Estate Development QPSC	166,991	30,957
	Medicare Group	60,265	80,018
	Mesaieed Petrochemical Holding Co.	382,998	176,567
	Ooredoo QPSC	254,617	747,430
	Qatar Aluminum Manufacturing Co.	928,990	326,076
	Qatar Electricity & Water Co. QSC	63,117	300,165
	Qatar Fuel QSC	61,815	266,234
	Qatar Gas Transport Co. Ltd.	681,392	649,131
	Qatar Industrial Manufacturing Co. QSC	72,555	58,672
*	Qatar Insurance Co. SAQ	309,196	194,098
	Qatar International Islamic Bank QSC	127,941	366,177
	Qatar Islamic Bank SAQ	28,092	150,243
	Qatar Islamic Insurance Group	22,820	55,609
	Qatar National Bank QPSC	437,750	1,861,957
	Qatar National Cement Co. QSC	117,543	137,528
	Qatar Navigation QSC	257,098	729,351
*	Salam International Investment Ltd. QSC	497,060	88,176
	United Development Co. QSC	723,133	206,104
	Vodafone Qatar QSC	732,352	381,530
*	Widam Food Co.	6,411	3,845
TOTAL QATAR			9,728,025
RUSSIA — (0.0%)
*††	Gazprom PJSC, Sponsored ADR	161,061	0
*††	Lukoil PJSC, Sponsored ADR	14,179	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	28,061	0
*††	Mechel PJSC, Sponsored ADR	6,898	0
*††	MMC Norilsk Nickel PJSC, ADR	24,954	0
*††	Mobile TeleSystems PJSC, ADR	50,988	0
*††	Novatek PJSC, GDR	272	0
*††	Novolipetsk Steel PJSC, GDR	8,401	0
*††	PhosAgro PJSC	135	0
*††	PhosAgro PJSC, GDR	21,074	0
*††	Polyus PJSC, GDR	2,588	0
*††	Rostelecom PJSC, Sponsored ADR	13,665	0
*††	RusHydro PJSC, ADR	194,709	0

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
*††	Sberbank of Russia PJSC, Sponsored ADR	65,441	$0
*††	Severstal PAO, GDR	20,792	0
*††	Tatneft PJSC, Sponsored ADR	18,789	0
*††	VTB Bank PJSC, GDR	330,257	0
SAUDI ARABIA — (1.0%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	11,150	7,932
	Abdullah Al Othaim Markets Co.	105,560	385,984
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	1,037	8,267
	Advanced Petrochemical Co.	20,456	207,478
	Al Babtain Power & Telecommunication Co.	14,290	109,474
*	Al Gassim Investment Holding Co.	1,726	8,068
	Al Hammadi Holding	11,852	193,330
*	Al Hassan Ghazi Ibrahim Shaker Co.	3,154	24,952
	Al Jouf Agricultural Development Co.	1,033	13,206
*	Al Jouf Cement Co.	29,528	92,784
*	Al Khaleej Training & Education Co.	12,560	96,198
	Al Moammar Information Systems Co.	2,731	96,483
	Al Rajhi Bank	109,472	2,443,733
*	Al Yamamah Steel Industries Co.	5,821	47,429
*	AlAbdullatif Industrial Investment Co.	16,986	71,433
	Alandalus Property Co.	7,628	47,072
	Alaseel Co.	34,510	40,482
	Aldrees Petroleum & Transport Services Co.	10,265	441,777
*	Al-Etihad Cooperative Insurance Co.	6,971	34,865
	Alinma Bank	145,602	1,603,699
*	AlJazira Takaful Ta'awuni Co.	12,836	57,696
	Almarai Co. JSC	24,478	372,608
*	Alujain Corp.	7,147	78,715
	Arab National Bank	56,365	374,791
	Arabian Cement Co.	20,253	167,731
	Arriyadh Development Co.	14,533	84,790
	Astra Industrial Group	19,390	666,593
	Baazeem Trading Co.	749	13,951
	Bank AlBilad	105,078	1,245,780
*	Bank Al-Jazira	114,358	614,428
	Banque Saudi Fransi	41,339	439,650
	Basic Chemical Industries Ltd.	3,936	33,936
	Bawan Co.	13,739	174,155
	Bupa Arabia for Cooperative Insurance Co.	12,408	683,175
*	Buruj Cooperative Insurance Co.	4,569	25,971
*	Chubb Arabia Cooperative Insurance Co.	2,880	28,107
	City Cement Co.	27,332	128,072
	Co. for Cooperative Insurance	14,167	462,864
	Dallah Healthcare Co.	5,864	258,206
*	Dar Al Arkan Real Estate Development Co.	272,987	943,493
	Dr Sulaiman Al Habib Medical Services Group Co.	2,776	214,591
	Eastern Province Cement Co.	17,399	165,191
	Electrical Industries Co.	221,800	192,089
*	Emaar Economic City	140,611	297,788
	Etihad Etisalat Co.	121,849	1,693,470
*	Fawaz Abdulaziz Al Hokair & Co., Class C	9,280	41,758
	Fitaihi Holding Group	53,140	43,068
	Gulf Insurance Group	5,785	50,073
	Hail Cement Co.	19,115	58,569
	Herfy Food Services Co.	8,064	69,458
	Jarir Marketing Co.	94,840	385,079
*	Jazan Development & Investment Co.	15,465	58,432
	L'Azurde Co. for Jewelry	8,596	33,022
	Leejam Sports Co. JSC	6,450	332,082

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Liva Insurance Co.	3,174	$17,065
	Maharah Human Resources Co.	4,524	83,440
*	Malath Cooperative Insurance Co.	3,784	17,738
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	12,640	45,052
*	Methanol Chemicals Co.	14,860	73,456
*	Middle East Healthcare Co.	3,403	90,395
	Middle East Paper Co.	16,242	162,915
*	Middle East Specialized Cables Co.	5,082	27,285
	Mobile Telecommunications Co. Saudi Arabia	190,232	676,671
	Mouwasat Medical Services Co.	11,492	363,182
	Najran Cement Co.	45,836	126,314
*	Nama Chemicals Co.	4,594	40,163
*	National Agriculture Development Co.	52,908	420,679
	National Co. for Glass Industries	7,092	76,733
	National Co. for Learning & Education	1,295	51,277
	National Gas & Industrialization Co.	7,898	143,392
*	National Gypsum	1,778	10,901
*	National Industrialization Co., Class C	116,236	361,914
	National Medical Care Co.	6,637	335,099
	Northern Region Cement Co.	48,534	129,654
	Qassim Cement Co.	12,442	195,846
*	Rabigh Refining & Petrochemical Co.	118,076	287,206
	Riyad Bank	115,000	867,942
	SABIC Agri-Nutrients Co.	11,848	403,967
	Sahara International Petrochemical Co.	109,370	915,754
*	Saudi Arabian Cooperative Insurance Co.	4,670	19,621
*	Saudi Arabian Mining Co.	86,535	1,067,887
Ω	Saudi Arabian Oil Co.	179,323	1,460,781
	Saudi Automotive Services Co.	10,217	215,529
	Saudi Awwal Bank	77,212	737,634
	Saudi Basic Industries Corp.	38,584	799,831
	Saudi Cement Co.	23,641	303,653
	Saudi Ceramic Co.	11,576	80,615
	Saudi Chemical Co. Holding	238,650	294,137
	Saudi Electricity Co.	37,749	190,479
*	Saudi Ground Services Co.	3,512	38,962
	Saudi Industrial Investment Group	69,447	375,272
	Saudi Investment Bank	92,062	382,276
*	Saudi Kayan Petrochemical Co.	195,136	476,676
	Saudi Marketing Co.	6,069	40,071
	Saudi National Bank	208,455	2,251,216
*	Saudi Paper Manufacturing Co.	1,565	20,677
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	6,903	62,757
*	Saudi Printing & Packaging Co., Class C	11,187	47,281
*	Saudi Public Transport Co.	13,524	72,652
*	Saudi Real Estate Co.	27,748	133,749
*	Saudi Reinsurance Co.	16,594	101,542
*	Saudi Research & Media Group	9,079	501,982
	Saudi Telecom Co.	83,455	908,124
	Saudia Dairy & Foodstuff Co.	4,192	402,277
	Savola Group	69,033	826,908
*	Seera Group Holding	71,283	562,103
*	Sinad Holding Co.	35,189	118,208
	Southern Province Cement Co.	18,767	193,521
	Sustained Infrastructure Holding Co.	14,458	118,825
*	Tabuk Cement Co.	25,254	87,497
	Taiba Investments Co.	12,904	98,188
*	Takween Advanced Industries Co.	6,616	33,520
*	Umm Al-Qura Cement Co.	12,979	54,560

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	United Electronics Co.	11,582	$274,910
	United International Transportation Co.	14,529	321,110
*	Walaa Cooperative Insurance Co.	11,939	63,716
	Yamama Cement Co.	34,971	283,128
	Yanbu Cement Co.	27,200	221,097
	Yanbu National Petrochemical Co.	52,357	535,503
*	Zamil Industrial Investment Co.	13,779	94,262
TOTAL SAUDI ARABIA			37,260,805
SINGAPORE — (0.7%)
	AEM Holdings Ltd.	74,800	148,843
*	Avarga Ltd.	120,400	15,684
	Aztech Global Ltd.	83,500	51,202
*	Banyan Tree Holdings Ltd.	83,400	20,495
*††	Best World International Ltd.	29,500	37,102
	Boustead Singapore Ltd.	166,600	107,872
	BRC Asia Ltd.	18,700	25,468
	Bukit Sembawang Estates Ltd.	36,100	88,389
	Capitaland India Trust	207,798	162,418
	CapitaLand Investment Ltd.	235,300	516,551
	Centurion Corp. Ltd.	89,000	25,441
	China Aviation Oil Singapore Corp. Ltd.	87,000	56,630
	China Sunsine Chemical Holdings Ltd.	380,200	111,952
	City Developments Ltd.	161,600	733,468
	Civmec Ltd.	80,600	46,444
	ComfortDelGro Corp. Ltd.	454,200	472,406
*	COSCO Shipping International Singapore Co. Ltd.	341,500	34,810
	CSE Global Ltd.	110,200	33,119
	DBS Group Holdings Ltd.	140,377	3,324,869
	Del Monte Pacific Ltd.	160,100	15,613
	Delfi Ltd.	102,000	83,299
	DFI Retail Group Holdings Ltd.	69,600	138,770
	Dyna-Mac Holdings Ltd.	102,100	18,498
#*††	Ezion Holdings Ltd.	794,350	0
#*††	Ezra Holdings Ltd.	513,230	0
	Far East Orchard Ltd.	66,719	50,109
	First Resources Ltd.	199,600	219,677
	Food Empire Holdings Ltd.	81,000	81,308
	Fraser & Neave Ltd.	72,400	57,744
	Frasers Property Ltd.	112,900	73,137
	Frencken Group Ltd.	123,300	117,987
	Fu Yu Corp. Ltd.	241,400	25,858
*	Gallant Venture Ltd.	211,200	20,338
	Genting Singapore Ltd.	290,400	218,092
	Geo Energy Resources Ltd.	295,000	82,576
	Golden Agri-Resources Ltd.	2,347,900	471,699
	Great Eastern Holdings Ltd.	10,700	139,492
	GuocoLand Ltd.	90,400	98,841
	Haw Par Corp. Ltd.	37,800	267,184
	Ho Bee Land Ltd.	90,300	116,862
	Hong Fok Corp. Ltd.	181,500	116,155
	Hong Leong Asia Ltd.	87,200	39,601
	Hong Leong Finance Ltd.	61,400	115,750
	Hongkong Land Holdings Ltd.	211,300	659,574
	Hour Glass Ltd.	68,900	78,495
	HRnetgroup Ltd.	32,200	17,066
	Hutchison Port Holdings Trust	1,781,200	266,747
*††	Hyflux Ltd.	178,500	0
	iFAST Corp. Ltd.	25,900	142,025

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Indofood Agri Resources Ltd.	169,600	$37,237
	InnoTek Ltd.	36,400	11,697
	ISDN Holdings Ltd.	72,164	17,668
	Japfa Ltd.	225,800	33,471
	Jardine Cycle & Carriage Ltd.	24,533	473,389
	Keppel Infrastructure Trust	863,573	324,535
	Keppel Ltd.	174,500	927,251
	Mandarin Oriental International Ltd.	12,600	18,840
*	Marco Polo Marine Ltd.	1,450,800	54,864
	Metro Holdings Ltd.	175,700	64,759
	Micro-Mechanics Holdings Ltd.	16,300	21,263
#*††	Midas Holdings Ltd.	408,200	0
	Netlink NBN Trust	418,300	263,307
	Olam Group Ltd.	193,545	128,619
	OUE Ltd.	126,500	106,402
	Oversea-Chinese Banking Corp. Ltd.	180,011	1,721,872
*	Oxley Holdings Ltd.	401,837	27,544
	Pacific Century Regional Developments Ltd.	64,700	13,468
	Pan-United Corp. Ltd.	70,025	19,899
	Propnex Ltd.	58,500	40,669
	PSC Corp. Ltd.	81,500	20,148
	Q&M Dental Group Singapore Ltd.	52,200	9,703
	QAF Ltd.	86,800	53,023
	Raffles Medical Group Ltd.	250,510	188,248
	Rex International Holding Ltd.	84,800	10,035
	Riverstone Holdings Ltd.	65,800	34,228
	Samudera Shipping Line Ltd.	18,700	9,510
*	SATS Ltd.	51,729	105,617
	SBS Transit Ltd.	21,100	42,184
*	Seatrium Ltd.	9,196,138	682,475
	Sembcorp Industries Ltd.	254,796	1,072,306
	Sheng Siong Group Ltd.	243,300	282,530
	SIA Engineering Co. Ltd.	19,600	33,532
	Silverlake Axis Ltd.	175,100	33,888
	Sinarmas Land Ltd.	396,100	50,809
	Sing Holdings Ltd.	63,900	15,707
	Singapore Airlines Ltd.	285,050	1,414,784
	Singapore Exchange Ltd.	132,100	922,406
	Singapore Land Group Ltd.	40,200	55,393
	Singapore Post Ltd.	474,200	144,729
	Singapore Technologies Engineering Ltd.	164,500	455,819
	Singapore Telecommunications Ltd.	74,300	131,637
	Stamford Land Corp. Ltd.	115,570	34,446
	StarHub Ltd.	194,500	153,485
	Straits Trading Co. Ltd.	58,284	72,013
*††	Swiber Holdings Ltd.	29,250	0
*††	Swiber Holdings Ltd.	29,250	0
#	Tai Sin Electric Ltd.	50,690	14,998
*††	Tech-Pro, Inc.	1,538,000	0
	Thomson Medical Group Ltd.	518,900	20,059
	Tuan Sing Holdings Ltd.	224,748	44,367
	UMS Holdings Ltd.	157,000	148,832
	United Overseas Bank Ltd.	109,816	2,314,761
	UOB-Kay Hian Holdings Ltd.	56,383	55,011
	UOL Group Ltd.	107,100	497,327
	Valuetronics Holdings Ltd.	195,980	88,985
	Venture Corp. Ltd.	73,400	731,252
	Vicom Ltd.	51,600	55,293
	Wilmar International Ltd.	429,400	1,051,467

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Wing Tai Holdings Ltd.	142,500	$130,485
	Yangzijiang Shipbuilding Holdings Ltd.	718,000	896,365
TOTAL SINGAPORE			26,130,271
SOUTH AFRICA — (0.9%)
	Absa Group Ltd.	111,417	972,839
	Adcock Ingram Holdings Ltd.	26,465	79,333
	Advtech Ltd.	203,073	291,619
	AECI Ltd.	43,152	232,475
	African Rainbow Minerals Ltd.	49,083	484,840
	Afrimat Ltd.	39,327	136,476
	Alexander Forbes Group Holdings Ltd.	144,117	48,995
	Altron Ltd., Class A	58,468	31,105
	Anglo American Platinum Ltd.	5,096	215,746
	Aspen Pharmacare Holdings Ltd.	98,578	1,018,964
	Astral Foods Ltd.	15,545	131,088
*	Aveng Ltd.	46,922	18,974
	AVI Ltd.	122,670	544,474
	Barloworld Ltd.	70,461	281,167
	Bid Corp. Ltd.	22,364	541,269
	Bidvest Group Ltd.	91,776	1,206,947
*	Blue Label Telecoms Ltd.	219,486	41,002
*	Brait PLC	301,387	29,498
	Capitec Bank Holdings Ltd.	4,226	450,099
	Cashbuild Ltd.	7,450	66,970
	City Lodge Hotels Ltd.	132,868	33,777
	Clicks Group Ltd.	58,060	933,267
	Coronation Fund Managers Ltd.	82,830	137,866
	Curro Holdings Ltd.	52,980	34,126
	DataTec Ltd.	86,530	189,387
Ω	Dis-Chem Pharmacies Ltd.	118,783	191,320
	Discovery Ltd.	96,065	710,191
	DRDGOLD Ltd.	87,056	68,155
	Exxaro Resources Ltd.	78,422	781,289
	Famous Brands Ltd.	22,651	68,970
	FirstRand Ltd.	418,177	1,514,520
	Foschini Group Ltd.	123,256	746,291
	Gold Fields Ltd., Sponsored ADR	83,722	1,239,086
	Grindrod Ltd.	218,603	142,357
	Harmony Gold Mining Co. Ltd.	107,803	673,849
	Harmony Gold Mining Co. Ltd., Sponsored ADR	104,321	645,747
	Hudaco Industries Ltd.	13,071	110,895
	Impala Platinum Holdings Ltd.	213,181	827,494
	Investec Ltd.	64,684	426,842
	Italtile Ltd.	146,345	93,815
	JSE Ltd.	23,815	110,183
*	KAP Ltd.	775,320	92,329
	Kumba Iron Ore Ltd.	4,242	124,795
	Lewis Group Ltd.	21,979	49,928
	Life Healthcare Group Holdings Ltd.	522,868	516,778
	Merafe Resources Ltd.	516,286	36,847
*	Metair Investments Ltd.	90,241	70,329
	MiX Telematics Ltd.	4,997	1,754
	MiX Telematics Ltd., Sponsored ADR	4,462	42,344
	Momentum Metropolitan Holdings	488,390	545,549
	Motus Holdings Ltd.	81,486	455,659
	Mpact Ltd.	38,245	60,143
	Mr Price Group Ltd.	69,766	637,870
	MTN Group Ltd.	282,306	1,435,990

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	MultiChoice Group	106,477	$425,635
	Naspers Ltd., Class N	1,877	314,818
	Nedbank Group Ltd.	77,982	905,411
	NEPI Rockcastle NV	78,377	527,340
	Netcare Ltd.	290,575	220,874
	Ninety One Ltd.	78,783	174,340
	Northam Platinum Holdings Ltd.	103,329	696,488
	Oceana Group Ltd.	34,784	134,182
	Old Mutual Ltd.	1,562,856	1,033,628
	Omnia Holdings Ltd.	62,521	215,960
	OUTsurance Group Ltd.	35,404	79,149
Ω	Pepkor Holdings Ltd.	551,014	566,590
	Pick n Pay Stores Ltd.	130,446	162,971
*	PPC Ltd.	589,412	113,668
	PSG Financial Services Ltd.	214,932	180,807
	Raubex Group Ltd.	66,994	106,660
	Reunert Ltd.	44,713	143,525
	RFG Holdings Ltd.	59,205	42,577
	Sanlam Ltd.	148,173	565,538
	Santam Ltd.	12,051	186,271
	Sappi Ltd.	214,941	511,902
	Sasol Ltd.	55,787	484,550
#	Sasol Ltd., Sponsored ADR	20,702	177,002
	Shoprite Holdings Ltd.	49,545	718,035
	Sibanye Stillwater Ltd.	937,127	1,129,368
	Sibanye Stillwater Ltd., ADR	14,926	72,244
*	Southern Sun Ltd.	90,298	26,188
*	SPAR Group Ltd.	28,064	168,285
	Spur Corp. Ltd.	22,560	36,905
	Stadio Holdings Ltd.	56,617	14,912
	Standard Bank Group Ltd.	103,988	1,107,016
	Sun International Ltd.	85,700	193,459
	Super Group Ltd.	149,396	223,353
*	Telkom SA SOC Ltd.	135,559	203,943
	Thungela Resources Ltd.	54,539	348,291
	Tiger Brands Ltd.	34,949	392,488
*	Transaction Capital Ltd.	51,140	22,375
*	Trencor Ltd.	86,382	32,480
	Truworths International Ltd.	128,049	533,302
	Tsogo Sun Limited	191,790	118,224
	Vodacom Group Ltd.	42,415	211,170
*	Wilson Bayly Holmes-Ovcon Ltd.	19,788	137,746
	Woolworths Holdings Ltd.	238,767	885,699
*	Zeda Ltd.	97,842	66,461
TOTAL SOUTH AFRICA			35,185,452
SOUTH KOREA — (4.0%)
	Able C&C Co. Ltd.	2,291	12,212
*	Abpro Bio Co. Ltd.	15,343	6,126
*	ADTechnology Co. Ltd.	1,392	26,999
*	Advanced Nano Products Co. Ltd.	425	30,108
*	Advanced Process Systems Corp.	4,460	70,946
	Aekyung Chemical Co. Ltd.	3,304	31,096
*	Aekyung Industrial Co. Ltd.	2,401	29,251
*	AfreecaTV Co. Ltd.	2,466	191,400
*	Agabang&Company	8,356	32,573
*	Ahnlab, Inc.	843	45,861
*	Air Busan Co. Ltd.	9,267	20,655
*	Ajin Industrial Co. Ltd.	8,820	27,359

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	AJU Steel Co. Ltd.	1,706	$8,761
*	Alteogen, Inc.	1,161	67,001
*	ALUKO Co. Ltd.	14,094	35,662
*	Amicogen, Inc.	2,692	12,253
*	Amo Greentech Co. Ltd.	4,367	34,648
*	Amorepacific Corp.	1,142	100,736
*	Amorepacific Group	7,868	144,579
*	Amotech Co. Ltd.	2,998	17,224
*	Anam Electronics Co. Ltd.	20,095	32,463
*	Ananti, Inc.	19,867	90,612
*	Anterogen Co. Ltd.	1,096	11,375
*	Aplus Asset Advisor Co. Ltd.	3,471	10,375
*	Aprogen Biologics	140,546	19,221
*	Aprogen, Inc.	14,539	9,919
*	APS, Inc.	1,640	9,536
*	APTC Co. Ltd.	1,417	14,472
	Asia Cement Co. Ltd.	6,180	48,731
	ASIA Holdings Co. Ltd.	484	69,212
	Asia Paper Manufacturing Co. Ltd.	2,509	80,448
*	Atinum Investment Co. Ltd.	14,759	33,963
*	Avaco Co. Ltd.	1,894	17,730
	Baiksan Co. Ltd.	3,840	28,480
*	BGF Co. Ltd.	10,500	29,551
*	BGF retail Co. Ltd.	1,819	192,519
*	BGFecomaterials Co. Ltd.	2,714	9,523
*	BH Co. Ltd.	8,752	119,177
*	BHI Co. Ltd.	5,667	32,498
*	Binex Co. Ltd.	3,455	26,434
*	Binggrae Co. Ltd.	1,628	64,084
*	Bio Plus Co. Ltd.	6,132	32,502
*	Biodyne Co. Ltd.	877	32,132
*	Bioneer Corp.	1,247	23,419
	BIT Computer Co. Ltd.	2,284	12,527
*	BNC Korea Co. Ltd.	9,292	26,264
	BNK Financial Group, Inc.	78,969	444,144
*	Boditech Med, Inc.	4,479	55,741
	BoKwang Industry Co. Ltd.	3,439	12,947
*	Boryung	8,087	73,252
*	Bosung Power Technology Co. Ltd.	7,124	16,290
	Brand X Co. Ltd.	5,891	25,121
*	Bubang Co. Ltd.	4,775	8,741
*	Bukwang Pharmaceutical Co. Ltd.	6,106	29,845
*	BusinessOn Communication Co. Ltd.	244	2,306
*	BYC Co. Ltd.	49	15,178
*	Byucksan Corp.	18,048	33,435
	C&C International Corp.	482	24,699
*	C&G Hi Tech Co. Ltd.	1,149	10,821
*	Cafe24 Corp.	1,137	19,117
*	CammSys Corp.	26,100	31,657
	Caregen Co. Ltd.	4,894	78,476
*	Celltrion Pharm, Inc.	1,368	104,213
	Celltrion, Inc.	11,770	1,579,387
*	Chabiotech Co. Ltd.	2,751	37,423
	Cheil Worldwide, Inc.	18,638	256,522
*	Chemtronics Co. Ltd.	3,146	50,940
*	Chemtros Co. Ltd.	2,557	11,626
	Cheryong Electric Co. Ltd.	3,612	54,887
*	ChinHung International, Inc.	9,970	7,747
	Chinyang Holdings Corp.	4,663	10,923

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Chips&Media, Inc.	3,674	$70,744
*	Choil Aluminum Co. Ltd.	12,350	18,512
*	Chong Kun Dang Pharmaceutical Corp.	2,558	210,700
*	Chongkundang Holdings Corp.	933	42,086
*	Choong Ang Vaccine Laboratory	1,593	12,510
*††	Chorokbaem Media Co. Ltd.	4,292	13,026
*	Chunbo Co. Ltd.	317	19,590
*	CJ CGV Co. Ltd.	18,158	74,926
	CJ CheilJedang Corp.	2,903	633,929
*	CJ Corp.	5,618	394,600
*	CJ ENM Co. Ltd.	4,113	219,703
*	CJ Freshway Corp.	1,953	35,785
*	CJ Logistics Corp.	2,627	267,345
*	CJ Seafood Corp.	3,844	8,271
*	CKD Bio Corp.	644	10,805
*	Classys, Inc.	4,375	100,653
*	CLIO Cosmetics Co. Ltd.	1,113	23,649
*	CMG Pharmaceutical Co. Ltd.	12,199	20,140
*	CoAsia Corp.	2,042	9,813
*	Com2uS Holdings Corp.	1,562	44,890
	Com2uSCorp	3,433	117,017
*	Cosmax, Inc.	2,632	228,372
*	Cosmecca Korea Co. Ltd.	1,659	46,170
*	CosmoAM&T Co. Ltd.	2,184	215,901
*	Cosmochemical Co. Ltd.	2,451	52,055
*	Coway Co. Ltd.	14,826	614,978
	COWELL FASHION Co. Ltd.	4,315	18,525
	Cowintech Co. Ltd.	735	13,756
*	CR Holdings Co. Ltd.	11,559	49,833
*	Creas F&C Co. Ltd.	2,340	13,573
*	Creative & Innovative System	2,706	19,230
	Creverse, Inc.	1,783	21,812
*	CrystalGenomics Invites Co. Ltd.	5,410	11,047
	CS Wind Corp.	3,317	141,278
*	CTC BIO, Inc.	2,718	18,140
*	Cuckoo Holdings Co. Ltd.	1,645	19,516
*	Cuckoo Homesys Co. Ltd.	2,558	38,408
*	Curexo, Inc.	2,492	27,191
*	Cymechs, Inc.	1,110	11,494
*	D.I Corp.	3,402	15,200
	Dae Hwa Pharmaceutical Co. Ltd.	1,666	11,081
*	Dae Won Kang Up Co. Ltd.	14,591	56,427
*	Daea TI Co. Ltd.	7,559	18,407
*	Daebo Magnetic Co. Ltd.	889	17,857
*	Daebongls Co. Ltd.	1,520	9,756
*	Daechang Co. Ltd.	20,114	20,191
*	Daedong Corp.	5,933	65,487
*	Daeduck Co. Ltd.	8,124	38,593
*	Daeduck Electronics Co. Ltd.	11,917	214,517
*	Daehan Flour Mill Co. Ltd.	427	41,996
*	Daehan New Pharm Co. Ltd.	3,512	22,786
*	Daehan Steel Co. Ltd.	6,129	60,149
*	Daeho AL Co. Ltd.	9,230	7,677
*	Dae-Il Corp.	7,233	22,668
*	Daejoo Electronic Materials Co. Ltd.	743	38,315
*	Daejung Chemicals & Metals Co. Ltd., Class C	699	8,721
*	Daesang Corp.	7,766	108,090
*	Daesang Holdings Co. Ltd.	5,349	39,199
*	Daesung Industrial Co. Ltd.	7,052	20,332

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daewon Media Co. Ltd.	2,412	$21,426
*	Daewon Pharmaceutical Co. Ltd.	4,982	54,531
*	Daewon San Up Co. Ltd.	5,358	24,508
*	Daewoo Engineering & Construction Co. Ltd.	60,935	179,196
*	Daewoong Co. Ltd.	7,404	128,736
*	Daewoong Pharmaceutical Co. Ltd.	1,185	97,958
*	Daihan Pharmaceutical Co. Ltd.	2,113	44,527
*	Daishin Securities Co. Ltd.	13,391	154,670
*	Danal Co. Ltd.	19,693	58,623
*	Daol Investment & Securities Co. Ltd.	15,202	40,961
*	Daou Data Corp.	5,550	59,863
*	Daou Technology, Inc.	9,243	137,550
*	Dasan Networks, Inc.	12,735	38,576
*	Dawonsys Co. Ltd.	2,220	24,417
*	DB Financial Investment Co. Ltd.	14,665	43,186
*	DB HiTek Co. Ltd.	10,837	401,752
*	DB Insurance Co. Ltd.	17,100	1,128,015
*	DB, Inc.	39,902	47,648
*	Dear U Co. Ltd.	2,552	56,863
*	Dentium Co. Ltd.	2,061	174,329
*	Deutsch Motors, Inc.	7,502	27,518
*	Device ENG Co. Ltd.	817	8,906
*	Devsisters Co. Ltd.	536	16,174
*	DGB Financial Group, Inc.	60,025	405,038
*	DI Dong Il Corp.	3,551	72,548
	Digital Daesung Co. Ltd.	6,676	28,319
*	DIO Corp.	1,153	16,443
*	DK Tech Co. Ltd.	3,342	22,317
*	DL Construction Co. Ltd.	2,410	27,037
*	DL E&C Co. Ltd.	11,126	346,075
*	DL Holdings Co. Ltd.	4,437	186,716
*††	DMOA Co. Ltd.	21,844	4,693
*	DMS Co. Ltd.	5,594	26,151
	DN Automotive Corp.	822	53,322
*	Dohwa Engineering Co. Ltd.	3,950	22,334
*	Dong-A Hwasung Co. Ltd.	1,650	9,160
	Dong-A Socio Holdings Co. Ltd.	821	65,653
*	Dong-A ST Co. Ltd.	1,690	86,186
*	Dongbang Transport Logistics Co. Ltd.	18,539	31,529
*	Dongil Industries Co. Ltd.	421	14,336
*	Dongjin Semichem Co. Ltd.	11,185	322,012
	Dongkoo Bio & Pharma Co. Ltd.	2,116	8,998
	DongKook Pharmaceutical Co. Ltd.	6,451	86,253
*	Dongkuk CM Co. Ltd.	3,334	16,505
*	Dongkuk Holdings Co. Ltd.	4,596	25,693
*	Dongkuk Industries Co. Ltd.	8,871	32,698
*	Dongkuk Steel Mill Co. Ltd.	14,318	121,932
*	Dongkuk Structures & Construction Co. Ltd.	8,234	19,001
	Dongsuh Cos., Inc.	7,112	92,067
*	Dongsung Chemical Co. Ltd.	10,932	36,372
*	Dongsung Finetec Co. Ltd.	4,233	36,277
*	Dongwha Enterprise Co. Ltd.	623	28,762
*	Dongwha Pharm Co. Ltd.	5,010	36,190
*	Dongwon Development Co. Ltd.	20,451	46,424
*	Dongwon F&B Co. Ltd.	2,490	61,347
*	Dongwon Systems Corp.	1,017	23,375
*	Dongwoon Anatech Co. Ltd.	3,845	59,099
*	Dongyang E&P, Inc.	2,542	35,211
*	Dongyang Steel Pipe Co. Ltd.	20,607	11,528

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Doosan Bobcat, Inc.	16,810	$640,192
*	Doosan Co. Ltd.	3,050	206,241
*	Doosan Enerbility Co. Ltd.	38,698	447,037
*	Doosan Fuel Cell Co. Ltd.	3,564	55,118
*	Doosan Tesna, Inc.	3,222	108,086
*	DoubleUGames Co. Ltd.	3,698	116,298
*	Douzone Bizon Co. Ltd.	3,283	117,518
*	Dream Security Co. Ltd.	7,102	18,484
*	Dreamtech Co. Ltd.	13,977	121,664
*	DSK Co. Ltd.	1,748	6,505
*	Duck Yang Industry Co. Ltd.	7,097	25,353
*	Duckshin Housing Co. Ltd.	6,944	9,777
*	Duk San Neolux Co. Ltd.	1,910	55,067
*	Duksan Hi-Metal Co. Ltd.	7,659	40,135
*	DY Corp.	6,599	27,687
*	DY POWER Corp.	2,787	26,244
	E1 Corp.	816	37,364
*	Easy Bio, Inc.	3,339	8,355
*	Easy Holdings Co. Ltd.	13,163	28,161
	Echo Marketing, Inc.	5,179	37,231
*	Eco&Dream Co. Ltd.	736	16,479
*	Ecoplastic Corp.	11,411	38,041
*	Ecopro BM Co. Ltd.	3,763	597,308
#*	Ecopro Co. Ltd.	2,090	779,398
#*	Ecopro HN Co. Ltd.	3,233	139,492
*	e-Credible Co. Ltd.	909	8,951
*	Elentec Co. Ltd.	4,988	34,739
*	E-MART, Inc.	4,956	288,369
*	EMKOREA Co. Ltd.	2,739	4,770
	EMRO, Inc.	2,160	104,495
*	Enchem Co. Ltd.	429	52,028
*	ENF Technology Co. Ltd.	3,528	61,283
*	Enzychem Lifesciences Corp.	33,378	43,257
*	Eo Technics Co. Ltd.	650	83,154
*††	E-TRON Co. Ltd.	77,989	8,765
*	Eubiologics Co. Ltd.	1,566	12,684
*	Eugene Corp.	21,899	56,097
*	Eugene Investment & Securities Co. Ltd.	37,902	109,288
	Eugene Technology Co. Ltd.	1,768	55,487
*	Eusu Holdings Co. Ltd.	5,910	26,788
*	EV Advanced Material Co. Ltd.	4,404	10,435
*	Exicon Co. Ltd.	1,097	13,331
*	F&F Co. Ltd.	3,602	191,298
*	F&F Holdings Co. Ltd.	2,257	25,040
*	FarmStory Co. Ltd.	18,064	21,852
*	Fasoo Co. Ltd.	1,674	10,695
	Fila Holdings Corp.	13,485	410,807
*	Fine M-Tec Co. Ltd.	2,112	13,887
*	Fine Semitech Corp.	1,728	27,652
*	Fine Technix Co. Ltd.	1	1
*	Gabia, Inc.	2,918	37,593
*	GAEASOFT	3,889	24,660
*	GAMSUNG Corp. Co. Ltd.	23,154	45,942
*	Gaon Cable Co. Ltd.	1,845	30,864
*	GC Cell Corp.	1,713	51,340
*	Gemvaxlink Co. Ltd.	29,183	30,948
*	GeneOne Life Science, Inc.	6,042	11,416
*	Genexine, Inc.	6,543	41,685
*	Genie Music Corp.	6,187	15,227

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Genomictree, Inc.	1,362	$18,138
*	Genoray Co. Ltd.	1,876	9,834
*	Global Standard Technology Co. Ltd.	2,329	57,447
*	GOLFZON Co. Ltd.	1,513	90,671
*	Golfzon Newdin Holdings Co. Ltd.	8,068	22,452
*	Gradiant Corp.	3,293	32,650
*	Grand Korea Leisure Co. Ltd.	10,056	95,654
	Green Chemical Co. Ltd.	2,052	10,484
*	Green Cross Corp.	1,359	109,733
*	Green Cross Holdings Corp.	8,367	92,628
*	Green Cross Wellbeing Corp.	2,681	17,247
*	GS Engineering & Construction Corp.	24,375	274,799
*	GS Global Corp.	25,862	49,676
*	GS Holdings Corp.	18,375	637,233
*	GS Retail Co. Ltd.	15,093	251,900
*	Gwangju Shinsegae Co. Ltd.	1,845	42,223
*	HAESUNG DS Co. Ltd.	3,675	137,702
*	Haesung Industrial Co. Ltd.	3,439	20,019
*	Han Kuk Carbon Co. Ltd.	5,666	45,188
	Hana Financial Group, Inc.	74,134	2,650,842
*	Hana Materials, Inc.	2,188	77,021
*	Hana Micron, Inc.	14,856	282,830
*	Hana Pharm Co. Ltd.	1,378	13,724
*	Hana Tour Service, Inc.	2,980	142,261
*	Hanall Biopharma Co. Ltd.	988	22,800
*	Hancom, Inc.	2,465	44,955
*	Handok, Inc.	3,747	38,443
*	Handsome Co. Ltd.	4,070	56,798
	Hanil Cement Co. Ltd.	2,373	21,380
*	Hanil Feed Co. Ltd.	5,105	17,471
	Hanil Holdings Co. Ltd.	2,428	20,464
	Hanil Hyundai Cement Co. Ltd.	1,301	14,449
*	Hanjin Kal Corp.	3,465	189,901
*	Hanjin Transportation Co. Ltd.	3,824	68,932
*	Hankook Shell Oil Co. Ltd.	239	40,618
*	Hankook Tire & Technology Co. Ltd.	23,518	900,130
*	Hanmi Pharm Co. Ltd.	1,312	318,192
*	Hanmi Science Co. Ltd.	520	15,264
*	Hanmi Semiconductor Co. Ltd.	2,598	113,298
*	HanmiGlobal Co. Ltd.	2,624	36,830
*	Hannong Chemicals, Inc.	1,763	19,056
	Hanon Systems	49,661	231,782
	Hansae Co. Ltd.	5,784	88,785
*	Hansol Chemical Co. Ltd.	2,668	399,335
*	Hansol Holdings Co. Ltd.	13,497	28,986
*	Hansol IONES Co. Ltd.	3,514	24,642
	Hansol Paper Co. Ltd.	6,734	53,992
*	Hansol Technics Co. Ltd.	10,714	53,793
*	Hanwha Aerospace Co. Ltd.	7,042	727,251
*	Hanwha Corp.	10,651	216,727
*	Hanwha Galleria Corp.	40,145	40,553
*	Hanwha General Insurance Co. Ltd.	23,935	78,022
*	Hanwha Investment & Securities Co. Ltd.	57,776	160,337
*	Hanwha Life Insurance Co. Ltd.	83,447	189,437
*	Hanwha Solutions Corp.	28,925	718,572
*	Hanwha Systems Co. Ltd.	6,537	75,399
*	Hanyang Digitech Co. Ltd.	1,978	23,299
*	Hanyang Eng Co. Ltd.	4,895	59,939
*	Hanyang Securities Co. Ltd.	4,400	31,266

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Harim Co. Ltd.	15,284	$40,640
*	Harim Holdings Co. Ltd.	16,285	91,519
*	HB SOLUTION Co. Ltd.	5,300	16,954
*	HB Technology Co. Ltd.	17,310	27,231
	HD Hyundai Co. Ltd.	12,163	648,284
*	HD Hyundai Construction Equipment Co. Ltd.	3,710	141,123
*	HD Hyundai Electric Co. Ltd.	1,897	145,278
*	HD Hyundai Energy Solutions Co. Ltd.	1,925	34,132
*	HD Hyundai Heavy Industries Co. Ltd.	220	18,745
*	HD Hyundai Infracore Co. Ltd.	49,004	282,549
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,599	475,056
*	HDC Holdings Co. Ltd.	10,850	59,393
*	HDC Hyundai Development Co-Engineering & Construction, Class E	14,687	196,628
*	Hecto Financial Co. Ltd.	915	15,340
*	Hecto Innovation Co. Ltd.	2,233	23,764
*	Heerim Architects & Planners	2,759	14,209
*	Helixmith Co. Ltd.	9,323	23,075
	Heung-A Shipping Co. Ltd.	14,992	35,126
*	Heungkuk Fire & Marine Insurance Co. Ltd.	8,690	21,847
#*	HFR, Inc.	2,731	34,677
*	Hite Jinro Co. Ltd.	11,359	178,409
*	Hitejinro Holdings Co. Ltd.	5,594	35,870
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	11,122	24,103
*	HJ Shipbuilding & Construction Co. Ltd.	4,884	12,621
*	HK inno N Corp.	2,660	83,257
*	HL Holdings Corp.	2,887	71,951
*	HL Mando Co. Ltd.	12,067	316,768
*	HLB Therapeutics Co. Ltd.	4,839	23,682
*	HLB, Inc.	4,201	211,892
*	HMM Co. Ltd.	76,248	1,095,866
	Home Center Holdings Co. Ltd.	32,105	27,288
*	Homecast Co. Ltd.	4,246	8,951
#	Hotel Shilla Co. Ltd.	6,892	300,201
*	HS Industries Co. Ltd.	16,147	40,533
*	HSD Engine Co. Ltd.	6,338	40,602
*	Hugel, Inc.	534	60,661
#*	Humasis Co. Ltd.	17,651	23,096
*	Humax Co. Ltd.	5,092	11,420
	Humedix Co. Ltd.	1,690	34,996
	Huons Co. Ltd.	1,471	37,856
	Huons Global Co. Ltd.	2,411	40,347
*	Husteel Co. Ltd.	10,980	41,315
*	Huvitz Co. Ltd.	2,773	37,680
*	Hwa Shin Co. Ltd.	5,887	50,786
*	Hwail Pharm Co. Ltd.	20,664	28,353
*	Hwangkum Steel & Technology Co. Ltd.	4,501	24,628
*	Hwaseung Enterprise Co. Ltd.	4,866	27,883
*	HYBE Co. Ltd.	232	34,979
*	Hy-Lok Corp.	2,141	39,870
*	Hyosung Advanced Materials Corp., Class C	905	221,042
*	Hyosung Corp.	3,020	142,050
*	Hyosung Heavy Industries Corp.	1,480	189,523
*	Hyosung TNC Corp.	511	114,942
*	Hyundai Autoever Corp.	1,124	124,282
*	Hyundai Bioland Co. Ltd.	2,776	20,353
*	Hyundai BNG Steel Co. Ltd.	4,399	56,964
*	Hyundai Corp.	3,245	44,437
*	Hyundai Department Store Co. Ltd.	4,289	172,470
*	Hyundai Elevator Co. Ltd.	4,795	145,916

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyundai Engineering & Construction Co. Ltd.	18,496	$478,693
*	Hyundai Ezwel Co. Ltd.	7,079	30,157
*	Hyundai Futurenet Co. Ltd.	19,724	46,338
*	Hyundai GF Holdings	13,661	42,039
*	Hyundai Glovis Co. Ltd.	5,516	722,279
*	Hyundai Green Food	5,169	45,456
*	Hyundai Home Shopping Network Corp.	2,773	92,751
*	Hyundai Livart Furniture Co. Ltd.	5,250	30,234
*	Hyundai Marine & Fire Insurance Co. Ltd.	19,647	498,996
*	Hyundai Mipo Dockyard Co. Ltd.	1,528	77,023
	Hyundai Mobis Co. Ltd.	6,445	1,010,276
	Hyundai Motor Co.	20,857	3,033,656
*	Hyundai Motor Securities Co. Ltd.	8,272	53,813
*	Hyundai Pharmaceutical Co. Ltd.	2,593	7,363
*	Hyundai Rotem Co. Ltd.	17,394	366,811
*	Hyundai Steel Co.	22,549	564,674
*	Hyundai Wia Corp.	5,332	231,823
*	HyVision System, Inc.	3,825	69,502
*	i3system, Inc.	833	17,812
*	iA, Inc.	27,516	8,975
*	ICD Co. Ltd.	3,937	25,279
*	Icure Pharm, Inc.	5,311	10,190
*	Il Dong Pharmaceutical Co. Ltd.	1,020	11,735
*	Iljin Diamond Co. Ltd.	1,872	19,766
*	Iljin Electric Co. Ltd.	8,141	68,315
*	Iljin Holdings Co. Ltd.	11,581	32,034
*	Iljin Power Co. Ltd.	3,680	31,121
*	Ilshin Spinning Co. Ltd.	7,661	51,636
*	Ilsung Pharmaceuticals Co. Ltd.	2,101	36,262
*	Ilyang Pharmaceutical Co. Ltd.	3,819	40,966
	iMarketKorea, Inc.	6,839	42,174
*	InBody Co. Ltd.	3,729	69,173
*	Incross Co. Ltd.	1,776	14,497
*	Industrial Bank of Korea	78,635	737,786
*	Infinitt Healthcare Co. Ltd.	4,117	16,047
	Innocean Worldwide, Inc.	5,884	95,659
	InnoWireless Co. Ltd.	1,320	28,925
	Innox Advanced Materials Co. Ltd.	4,552	92,990
*	Inscobee, Inc.	9,978	10,335
*	Insun ENT Co. Ltd.	6,057	32,594
*	Insung Information Co. Ltd.	10,727	32,295
*	Intellian Technologies, Inc.	1,186	48,867
*	Intelligent Digital Integrated Security Co. Ltd.	1,023	15,744
*	Interflex Co. Ltd.	4,142	60,546
*	Interojo Co. Ltd.	2,267	49,869
	INTOPS Co. Ltd.	5,178	111,168
*	Inzi Controls Co. Ltd.	1,735	9,529
*	IS Dongseo Co. Ltd.	5,001	95,183
*	ISC Co. Ltd.	1,515	86,976
*	i-SENS, Inc.	1,250	22,594
*	ISU Chemical Co. Ltd.	2,000	18,091
*	ISU Specialty Chemical	491	63,890
*	IsuPetasys Co. Ltd.	10,925	223,011
*	ITEK, Inc.	2,956	16,078
*	Jahwa Electronics Co. Ltd.	1,837	39,497
*	JASTECH Ltd.	2,452	16,418
	JB Financial Group Co. Ltd.	38,423	329,691
*	JC Chemical Co. Ltd.	3,231	16,228
*	Jeil Pharmaceutical Co. Ltd.	506	6,384

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Jeisys Medical, Inc.	18,288	$116,543
*	Jeju Air Co. Ltd.	11,526	107,095
*	Jeju Semiconductor Corp.	5,017	96,808
*	Jin Air Co. Ltd.	7,338	71,850
*	Jinsung T.E.C.	4,387	31,988
	JLS Co. Ltd.	2,834	14,692
*	JNK Heaters Co. Ltd.	4,478	16,511
*	JoyCity Corp.	4,539	10,933
	JS Corp.	1,168	16,407
	Jusung Engineering Co. Ltd.	4,367	107,847
*	JVM Co. Ltd.	1,746	37,366
	JW Holdings Corp.	10,908	24,848
	JW Life Science Corp.	3,481	31,971
	JW Pharmaceutical Corp.	4,746	108,759
*	JW Shinyak Corp.	8,809	13,594
*	JYP Entertainment Corp.	7,665	431,382
	K Car Co. Ltd.	3,630	30,166
*	Kakao Corp.	2,773	108,440
*	Kakao Games Corp.	4,722	86,269
*	KakaoBank Corp.	5,311	107,947
*	Kangwon Land, Inc.	19,250	215,977
*	KAON Group Co. Ltd.	7,668	30,599
	KB Financial Group, Inc.	56,598	2,401,890
	KB Financial Group, Inc., ADR	1,286	54,359
*	KC Co. Ltd.	3,354	53,255
*	KC Tech Co. Ltd.	2,444	52,272
	KCC Corp.	1,174	216,198
	KCC Glass Corp.	3,384	100,884
*	KCTC	3,390	10,192
*	KEC Corp.	42,024	50,510
*	Kencoa Aerospace Co.	2,104	18,788
*	KEPCO Engineering & Construction Co., Inc.	1,021	50,048
*	KEPCO Plant Service & Engineering Co. Ltd.	7,650	194,346
*	KEYEAST Co. Ltd.	1,642	8,176
	KG Chemical Corp.	11,263	53,771
	KG Dongbusteel	6,855	38,594
	KG Eco Technology Service Co. Ltd.	6,980	55,497
*††	KG Mobility Co.	11,343	65,366
	Kginicis Co. Ltd.	6,812	62,168
	KGMobilians Co. Ltd.	4,597	17,674
*	KH Vatec Co. Ltd.	6,186	59,319
*	Kia Corp.	39,642	3,044,944
*	Kib Plug Energy	38,436	15,566
*	KidariStudio, Inc.	3,994	17,323
*	KINX, Inc.	620	49,873
*	KISCO Holdings Co. Ltd.	3,626	68,227
*	KISWIRE Ltd.	3,251	50,963
*	KIWOOM Securities Co. Ltd.	5,103	368,844
*	KMW Co. Ltd.	3,215	36,126
*	KNJ Co. Ltd.	2,770	36,482
*	KNW Co. Ltd.	4,264	24,992
*	Koentec Co. Ltd.	7,585	36,866
*	Koh Young Technology, Inc.	7,420	96,810
*	Kolmar BNH Co. Ltd.	3,110	37,219
*	Kolmar Korea Co. Ltd.	2,172	79,370
*	Kolmar Korea Holdings Co. Ltd.	6,530	36,991
*	Kolon Corp.	2,068	26,189
	Kolon Global Corp.	1,687	11,919
*	Kolon Industries, Inc.	7,075	215,214

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kolon Mobility Group Corp.	5,595	$15,708
*	Kolon Plastic, Inc.	4,673	25,014
*	KoMiCo Ltd.	2,082	95,141
*	KONA I Co. Ltd.	2,045	24,263
*	Korea Aerospace Industries Ltd.	12,899	485,993
*	Korea Alcohol Industrial Co. Ltd.	4,299	36,399
*	Korea Asset In Trust Co. Ltd.	27,831	67,273
*	Korea Circuit Co. Ltd.	5,045	67,459
#*	Korea Electric Power Corp., Sponsored ADR	1,200	8,868
*	Korea Electric Power Corp.	17,476	259,150
	Korea Electric Terminal Co. Ltd.	1,644	85,465
*	Korea Electronic Power Industrial Development Co. Ltd.	4,210	23,070
*	Korea Export Packaging Industrial Co. Ltd.	8,550	18,828
*	Korea Gas Corp.	5,196	102,749
*	Korea Information & Communications Co. Ltd.	3,706	24,587
*	Korea Information Certificate Authority, Inc.	2,942	11,288
*	Korea Investment Holdings Co. Ltd.	11,021	506,042
*	Korea Line Corp.	66,690	100,804
*	Korea Movenex Co. Ltd.	1,309	6,273
*	Korea Petrochemical Ind Co. Ltd.	1,452	144,215
*	Korea Petroleum Industries Co.	2,315	20,928
	Korea Ratings Corp.	531	30,832
*	Korea Real Estate Investment & Trust Co. Ltd.	62,292	49,961
*	Korea United Pharm, Inc.	2,941	53,908
	Korea Zinc Co. Ltd.	371	131,430
*	Korean Air Lines Co. Ltd.	46,440	780,792
*	Korean Reinsurance Co.	43,728	247,496
*	KOSES Co. Ltd.	2,548	35,645
	KPX Chemical Co. Ltd.	807	26,141
*	Krafton, Inc.	1,713	274,691
*	KSS LINE Ltd.	6,720	47,552
*	Kt alpha Co. Ltd.	7,641	33,948
*	KT Corp., Sponsored ADR	2,500	32,975
*	KT Corp.	2,588	68,551
	KT Skylife Co. Ltd.	11,182	47,180
	KT&G Corp.	16,280	1,105,644
*	KTCS Corp.	8,939	24,982
*	Kukdo Chemical Co. Ltd.	691	20,373
*	Kukdong Oil & Chemicals Co. Ltd.	3,251	9,311
*††	Kuk-il Paper Manufacturing Co. Ltd.	8,527	1,917
*	Kum Yang Co. Ltd.	608	35,520
*	Kumho HT, Inc.	44,811	20,919
*	Kumho Petrochemical Co. Ltd.	7,201	671,480
*	Kumho Tire Co., Inc.	40,225	177,766
*	KUMHOE&C Co. Ltd.	5,409	21,083
*	Kumkang Kind Co. Ltd.	6,650	29,482
*	Kwang Dong Pharmaceutical Co. Ltd.	11,146	60,492
	Kwangmu Co. Ltd.	6,645	11,018
*	Kyeryong Construction Industrial Co. Ltd.	3,546	38,277
*	Kyobo Securities Co. Ltd.	7,247	26,887
*	Kyongbo Pharmaceutical Co. Ltd.	2,038	11,137
*	Kyung Dong Navien Co. Ltd.	2,274	79,863
*	Kyungbang Co. Ltd.	4,750	30,417
*	Kyungdong Pharm Co. Ltd.	4,514	21,213
*	Kyung-In Synthetic Corp.	9,161	23,942
	L&C Bio Co. Ltd.	1,510	26,759
*	L&F Co. Ltd.	800	85,297
*	LabGenomics Co. Ltd.	8,050	22,712
*	Lake Materials Co. Ltd.	10,907	123,601

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	LB Semicon, Inc.	13,039	$75,408
*	LEADCORP, Inc.	7,183	31,040
*	Lee Ku Industrial Co. Ltd.	6,847	19,740
*	LEENO Industrial, Inc.	2,474	368,091
*	LF Corp.	5,783	56,653
	LG Chem Ltd.	1,329	430,975
*	LG Corp.	10,721	658,307
*	LG Display Co. Ltd.	60,700	527,489
	LG Electronics, Inc.	40,535	2,825,463
	LG H&H Co. Ltd.	2,824	640,060
	LG HelloVision Co. Ltd.	12,252	34,280
	LG Innotek Co. Ltd.	4,373	623,703
	LG Uplus Corp.	83,752	641,229
*	LIG Nex1 Co. Ltd.	3,197	250,844
*	LOT Vacuum Co. Ltd.	3,137	45,608
*	Lotte Chemical Corp.	3,736	365,439
*	Lotte Chilsung Beverage Co. Ltd.	1,425	146,342
*	Lotte Corp.	7,281	158,156
*	Lotte Data Communication Co.	1,292	44,727
	Lotte Energy Materials Corp.	1,810	42,540
*	LOTTE Fine Chemical Co. Ltd.	7,901	293,974
*	Lotte Non-Life Insurance Co. Ltd.	18,622	35,242
*	Lotte Shopping Co. Ltd.	2,985	183,525
*	Lotte Wellfood Co. Ltd.	981	93,327
*	LS Corp.	5,733	390,007
*	LS Eco Energy Ltd.	2,218	33,326
*	LS Electric Co. Ltd.	3,938	207,040
*	LVMC Holdings	27,400	48,645
	LX Hausys Ltd.	2,198	63,774
*	LX Holdings Corp.	7,594	39,861
*	LX International Corp.	12,426	261,269
	LX Semicon Co. Ltd.	3,658	211,815
*	M.I.Tech Co. Ltd.	4,570	21,239
*	M2N Co. Ltd.	6,396	13,766
	Macquarie Korea Infrastructure Fund	58,409	544,568
*	Macrogen, Inc.	2,554	40,078
*	Maeil Dairies Co. Ltd.	1,216	36,672
*	MAKUS, Inc.	2,994	30,230
	Mcnex Co. Ltd.	3,884	74,198
*	MDS Tech, Inc.	11,348	14,141
*	Mediana Co. Ltd.	1,960	9,042
*	Medipost Co. Ltd.	5,303	28,162
	Medytox, Inc.	401	57,573
*	MegaStudy Co. Ltd.	3,852	30,948
*	MegaStudyEdu Co. Ltd.	2,801	125,915
*	Meritz Financial Group, Inc.	26,089	1,339,409
*	META BIOMED Co. Ltd.	6,515	19,259
	Mgame Corp.	6,465	29,357
*	MiCo Ltd.	14,070	94,545
*	Mirae Asset Life Insurance Co. Ltd.	18,741	81,077
*	Mirae Asset Securities Co. Ltd.	71,825	422,312
*	Mirae Asset Venture Investment Co. Ltd.	5,505	24,210
*	Mirae Corp.	3,384	5,807
	Miwon Commercial Co. Ltd.	486	60,921
*	Miwon Holdings Co. Ltd.	134	7,924
	Miwon Specialty Chemical Co. Ltd.	470	47,119
*	MK Electron Co. Ltd.	6,706	62,020
*	MNTech Co. Ltd.	1,242	12,420
*	Mobase Electronics Co. Ltd.	7,183	10,196

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Modetour Network, Inc.	1,791	$22,930
	Motonic Corp.	2,447	15,102
*	Motrex Co. Ltd.	5,962	68,409
*	MS Autotech Co. Ltd.	9,660	35,695
	Multicampus Co. Ltd.	681	18,189
*	Myoung Shin Industrial Co. Ltd.	9,495	116,987
*	N2tech Co. Ltd.	10,455	4,709
*	Namhae Chemical Corp.	6,477	35,477
*	Namsun Aluminum Co. Ltd.	32,959	51,826
*	Namuga Co. Ltd.	2,016	28,684
*	Namyang Dairy Products Co. Ltd.	154	67,518
*	NanoenTek, Inc.	2,240	5,687
*	Nasmedia Co. Ltd.	1,322	23,083
*	Nature & Environment Co. Ltd.	15,837	12,322
*	Nature Holdings Co. Ltd.	3,144	36,904
*	NAVER Corp.	1,571	234,271
*	NCSoft Corp.	1,616	238,505
*	NeoPharm Co. Ltd.	1,610	31,650
*	Neowiz	2,506	47,605
*	Neowiz Holdings Corp.	1,384	27,303
*	Nepes Ark Corp.	2,189	40,000
*	NEPES Corp.	7,008	95,960
*	Neptune Co.	6,362	31,766
*Ω	Netmarble Corp.	5,283	230,288
*	New Power Plasma Co. Ltd.	4,403	17,135
*	Nexen Corp.	11,324	36,151
*	Nexen Tire Corp.	16,094	97,423
*	Nexon Games Co. Ltd.	3,204	35,745
*	Next Entertainment World Co. Ltd.	2,752	8,574
*	NEXTIN, Inc.	1,981	106,199
*	NH Investment & Securities Co. Ltd., Class C	41,639	330,377
*	NHN Corp.	6,412	118,896
	NHN KCP Corp.	8,252	75,112
*	NI Steel Co. Ltd.	2,989	11,625
*	NICE Holdings Co. Ltd.	8,262	79,430
*	Nice Information & Telecommunication, Inc.	2,572	41,799
*	NICE Information Service Co. Ltd.	13,197	97,256
*	NICE Total Cash Management Co. Ltd., Class C	8,267	40,331
*	NK Co. Ltd.	23,922	16,454
*	Nong Shim Holdings Co. Ltd.	1,008	48,739
	NongShim Co. Ltd.	831	235,301
*	NOVAREX Co. Ltd.	4,194	33,196
*	NPC	3,679	13,803
*	Oceanbridge Co. Ltd.	927	8,139
*	OCI Co. Ltd.	1,981	136,179
*	OCI Holdings Co. Ltd.	4,373	341,060
*	Openbase, Inc.	4,696	9,341
*	OptoElectronics Solutions Co. Ltd.	1,454	14,796
	Orion Corp.	6,327	437,593
	Orion Holdings Corp.	8,600	92,506
*††	Osung Advanced Materials Co. Ltd.	18,972	19,467
*	Ottogi Corp.	594	178,060
*††	Paik Kwang Industrial Co. Ltd.	8,901	38,968
*	Pan Ocean Co. Ltd.	98,521	268,343
	Pan-Pacific Co. Ltd.	7,183	10,063
*	Paradise Co. Ltd.	13,620	128,817
*	Park Systems Corp.	1,399	179,889
	Partron Co. Ltd.	17,996	107,522
*	Pearl Abyss Corp.	1,369	33,431

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	People & Technology, Inc.	4,861	$131,013
*	PHA Co. Ltd.	1,572	11,726
*	PharmaResearch Co. Ltd.	2,125	167,474
*	PharmGen Science, Inc.	3,486	15,259
*	Pharmicell Co. Ltd.	5,841	24,884
	Philoptics Co. Ltd.	4,778	35,829
#*	PI Advanced Materials Co. Ltd.	2,643	46,175
	Poongsan Corp.	8,819	257,334
	Poongsan Holdings Corp.	3,033	82,002
*	Posco DX Co. Ltd.	8,609	366,886
*	POSCO Future M Co. Ltd.	433	81,562
	POSCO Holdings, Inc., Sponsored ADR	6,151	479,778
	POSCO Holdings, Inc.	4,922	1,561,653
*	Posco International Corp.	8,510	334,041
*	Posco M-Tech Co. Ltd.	2,526	43,486
*	POSCO Steeleon Co. Ltd.	587	21,817
*	Power Logics Co. Ltd.	4,789	40,940
*	PSK, Inc.	7,013	105,033
*	Pungkuk Ethanol Co. Ltd.	731	6,246
*	Rainbow Robotics	197	21,130
*	Ray Co. Ltd.	1,822	25,950
*	Reyon Pharmaceutical Co. Ltd.	809	9,129
*	RFHIC Corp.	2,475	32,417
*	RFTech Co. Ltd.	7,456	22,442
	S&S Tech Corp.	3,636	116,471
	S-1 Corp.	4,603	196,598
*	Sajo Industries Co. Ltd.	1,127	35,332
*	Sajodaerim Corp.	2,063	50,827
*	Sajodongaone Co. Ltd.	23,031	15,780
*	Sam Chun Dang Pharm Co. Ltd.	703	33,685
*	Sam Young Electronics Co. Ltd.	5,658	41,970
*	Sam Yung Trading Co. Ltd.	3,582	34,586
*	Sambo Corrugated Board Co. Ltd.	727	5,664
*	Sambo Motors Co. Ltd.	5,206	21,272
*	Sambu Engineering & Construction Co. Ltd.	11,043	16,525
*	Samchully Co. Ltd.	406	28,662
*	SAMHWA Paints Industrial Co. Ltd.	2,439	11,078
*	Samick THK Co. Ltd.	1,269	9,773
*	Samil Pharmaceutical Co. Ltd.	2,975	18,301
*	Samjin Pharmaceutical Co. Ltd.	1,687	25,735
*	Samkee Corp.	9,415	14,036
*	Sammok S-Form Co. Ltd.	1,379	16,742
*	SAMPYO Cement Co. Ltd.	17,261	39,045
*Ω	Samsung Biologics Co. Ltd.	587	369,500
	Samsung C&T Corp.	7,889	814,969
*	Samsung Card Co. Ltd.	7,651	188,992
	Samsung Electro-Mechanics Co. Ltd.	8,574	891,704
	Samsung Electronics Co. Ltd.	602,182	32,720,660
*	Samsung Engineering Co. Ltd.	41,239	687,845
*	Samsung Fire & Marine Insurance Co. Ltd.	9,017	1,784,281
*	Samsung Heavy Industries Co. Ltd.	17,089	93,137
	Samsung Life Insurance Co. Ltd.	9,235	479,902
*	Samsung Pharmaceutical Co. Ltd.	9,862	14,774
*	Samsung Publishing Co. Ltd.	1,330	20,776
	Samsung SDI Co. Ltd.	4,058	1,126,191
	Samsung SDS Co. Ltd.	3,165	359,926
	Samsung Securities Co. Ltd.	20,605	579,168
*	SAMT Co. Ltd.	23,178	46,339
*	Samwha Capacitor Co. Ltd.	3,391	87,093

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samyang Corp.	1,345	$48,203
	Samyang Foods Co. Ltd.	1,355	186,738
*	Samyang Holdings Corp.	1,645	83,278
*	Samyang Packaging Corp.	540	6,872
*	Samyang Tongsang Co. Ltd.	608	23,159
*	Samyoung Co. Ltd.	5,460	15,238
*	Sang-A Frontec Co. Ltd.	647	9,542
*	Sangsangin Co. Ltd.	15,540	40,159
*	Sangsin Energy Display Precision Co. Ltd.	2,886	32,939
*	Saramin Co. Ltd.	2,179	28,739
*	Satrec Initiative Co. Ltd.	226	5,444
*	SBI Investment Korea Co. Ltd.	16,771	10,605
*	S-Connect Co. Ltd.	9,219	11,890
*	SD Biosensor, Inc.	13,303	103,508
*	SeAH Besteel Holdings Corp.	6,421	105,219
	SeAH Steel Corp.	668	64,195
	SeAH Steel Holdings Corp.	745	121,368
*	Sebang Co. Ltd.	4,469	40,980
*	Sebang Global Battery Co. Ltd.	3,462	149,537
	Seegene, Inc.	9,361	177,181
	Segyung Hitech Co. Ltd.	9,081	47,155
*	Sejong Industrial Co. Ltd.	7,042	29,237
	Sejong Telecom, Inc.	51,352	25,456
*	Sekonix Co. Ltd.	4,279	24,418
*	Selvas AI, Inc.	1,228	15,732
	Seobu T&D	15,637	88,476
*	Seohan Co. Ltd.	37,879	25,781
*	Seohee Construction Co. Ltd.	20,991	19,984
*	Seojin System Co. Ltd.	8,024	111,833
*	Seoul Auction Co. Ltd.	956	7,558
*	Seoul City Gas Co. Ltd.	470	20,715
*	Seoul Semiconductor Co. Ltd.	10,835	84,249
*	Seoyon Co. Ltd.	5,803	35,090
*	Seoyon E-Hwa Co. Ltd.	6,608	82,942
	SFA Engineering Corp.	3,568	72,215
*	SFA Semicon Co. Ltd.	13,844	65,377
*	SGC Energy Co. Ltd.	3,081	55,368
*	Shin Heung Energy & Electronics Co. Ltd.	831	26,675
*	Shin Poong Pharmaceutical Co. Ltd.	491	4,210
*	Shindaeyang Paper Co. Ltd.	3,739	16,254
	Shinhan Financial Group Co. Ltd.	57,372	1,757,872
	Shinhan Financial Group Co. Ltd., ADR	2,400	73,656
*	Shinil Electronics Co. Ltd.	11,482	15,942
*	Shinsegae Information & Communication Co. Ltd.	2,700	27,711
#*	Shinsegae International, Inc.	4,048	48,796
*	Shinsegae, Inc.	2,377	306,653
*	Shinsung Delta Tech Co. Ltd.	5,285	291,058
*	Shinsung E&G Co. Ltd.	27,321	39,867
	Shinsung Tongsang Co. Ltd.	23,223	32,298
	Shinyoung Securities Co. Ltd.	1,796	83,359
*	Showbox Corp.	13,902	35,865
*	Signetics Corp.	2,928	2,735
*	Simmtech Co. Ltd.	4,230	106,286
*	Simmtech Holdings Co. Ltd.	7,121	15,137
*	SIMPAC, Inc.	9,536	27,784
*	Sindoh Co. Ltd.	2,160	59,130
*	SK Biopharmaceuticals Co. Ltd.	527	36,604
*	SK Bioscience Co. Ltd.	1,345	63,921
	SK Chemicals Co. Ltd.	2,953	142,344

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SK D&D Co. Ltd.	2,050	$38,736
	SK Discovery Co. Ltd.	4,198	122,031
	SK Gas Ltd.	1,006	114,905
	SK Hynix, Inc.	47,418	4,748,469
*Ω	SK IE Technology Co. Ltd.	360	19,954
*	SK Innovation Co. Ltd.	10,716	933,832
*	SK Networks Co. Ltd.	49,827	243,124
*	SK oceanplant Co. Ltd.	4,129	47,521
*	SK Securities Co. Ltd.	72,246	33,863
	SK Telecom Co. Ltd.	9,890	371,851
	SK, Inc.	5,792	793,918
*	SKC Co. Ltd.	1,108	63,525
*	SL Corp.	4,750	113,683
*	SM Culture & Contents Co. Ltd.	6,494	8,576
*	SM Entertainment Co. Ltd.	1,522	86,615
	SMEC Co. Ltd.	7,313	20,100
	SNT Dynamics Co. Ltd.	5,786	63,471
	SNT Holdings Co. Ltd.	2,300	33,197
	SNT Motiv Co. Ltd.	3,388	112,339
	SOCAR, Inc.	2,283	28,107
	S-Oil Corp.	12,813	651,416
*	Solid, Inc.	16,873	76,269
*	SOLUM Co. Ltd.	12,735	261,353
*	Solus Advanced Materials Co. Ltd.	5,426	45,616
*	Songwon Industrial Co. Ltd.	7,973	90,820
*	Soosan Heavy Industries Co. Ltd.	11,049	16,478
	Soosan Industries Co. Ltd.	874	12,532
*	Soulbrain Co. Ltd.	1,008	203,287
*	Soulbrain Holdings Co. Ltd.	2,987	92,361
*	SPC Samlip Co. Ltd.	717	31,963
	SPG Co. Ltd.	1,751	38,025
*	Spigen Korea Co. Ltd.	885	22,995
	Ssangyong C&E Co. Ltd.	29,144	131,567
*	ST Pharm Co. Ltd.	687	31,778
*	STIC Investments, Inc.	8,272	39,735
*	Straffic Co. Ltd.	6,956	21,946
*	Studio Dragon Corp.	3,925	134,670
*	STX Heavy Industries Co. Ltd.	2,344	19,370
*	Sugentech, Inc.	3,127	15,483
*	Suheung Co. Ltd.	1,837	38,090
*	Sukgyung AT Co. Ltd.	288	10,883
*	Sun Kwang Co. Ltd.	384	5,323
*	Sung Kwang Bend Co. Ltd.	4,660	37,522
*	Sungchang Enterprise Holdings Ltd.	23,155	37,006
*	Sungshin Cement Co. Ltd.	6,391	38,196
*	Sungwoo Hitech Co. Ltd.	18,816	116,509
*	Sunjin Co. Ltd.	4,911	24,123
*	Sunny Electronics Corp.	5,595	9,454
*	Suprema, Inc.	1,173	22,634
*	SY Co. Ltd.	8,899	27,515
*	Synergy Innovation Co. Ltd.	8,459	17,296
*	Synopex, Inc.	34,168	204,550
*	Systems Technology, Inc.	920	18,268
*	T Scientific Co. Ltd.	19,117	20,257
	T&L Co. Ltd.	1,411	42,845
	Tae Kyung Industrial Co. Ltd.	6,193	28,319
*	Taekwang Industrial Co. Ltd.	130	89,510
*	Taekyung BK Co. Ltd.	4,406	19,253
*††	Taewoong Co. Ltd.	5,246	58,935

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Taeyang Metal Industrial Co. Ltd.	4,419	$8,197
*	Taihan Electric Wire Co. Ltd.	8,724	60,913
*	Taihan Fiberoptics Co. Ltd.	6,831	6,388
*	TechWing, Inc.	4,772	56,590
*	Telcon RF Pharmaceutical, Inc.	15,549	8,858
*	Telechips, Inc.	1,469	29,069
	TES Co. Ltd.	2,411	34,176
*	Theragen Etex Co. Ltd.	6,072	18,694
*	Thinkware Systems Corp.	2,160	25,743
*	TK Corp.	5,311	49,973
*	TKG Huchems Co. Ltd.	6,540	101,498
*	TLB Co. Ltd.	1,781	33,805
*	Tokai Carbon Korea Co. Ltd.	1,792	141,745
*	Tongyang Life Insurance Co. Ltd.	18,908	69,647
*	Tongyang, Inc.	65,030	45,218
*	Top Engineering Co. Ltd.	3,089	13,225
*	Toptec Co. Ltd.	7,951	38,995
	Tovis Co. Ltd.	3,286	35,777
*	TS Corp.	24,800	61,474
*	TSE Co. Ltd.	722	22,569
*	Tuksu Construction Co. Ltd.	2,985	20,034
*	TY Holdings Co. Ltd.	3,300	10,180
	TYM Corp.	14,189	59,010
*	UBCare Co. Ltd.	3,040	11,043
*	Ubiquoss Holdings, Inc.	1,495	14,525
*	Ubiquoss, Inc.	1,332	15,626
*	Ubivelox, Inc.	844	10,246
*	Uju Electronics Co. Ltd.	1,734	20,477
*	Uni-Chem Co. Ltd.	14,391	21,487
*	Unid Btplus Co. Ltd.	2,539	10,841
	Unid Co. Ltd.	1,619	90,377
*	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	37,082
*	Uniquest Corp.	3,004	17,787
*	Unison Co. Ltd.	8,341	7,173
*	UniTest, Inc.	2,546	26,010
*	Unitrontech Co. Ltd.	3,404	18,701
*	Value Added Technology Co. Ltd.	2,552	61,197
*	Viatron Technologies, Inc.	3,044	18,803
*	VICTEK Co. Ltd.	3,660	13,618
*††	Vidente Co. Ltd.	10,155	9,473
*	Vieworks Co. Ltd.	1,617	33,051
*	Vina Tech Co. Ltd.	611	22,221
*	Vitzro Tech Co. Ltd.	1,388	7,887
	Vitzrocell Co. Ltd.	3,926	51,503
*	VT Co. Ltd.	6,333	78,443
*	Webcash Corp.	2,589	18,210
*	Webzen, Inc.	3,574	45,041
*	Welcron Co. Ltd.	8,869	19,025
*	Wellbiotec Co. Ltd.	1,524	1,107
*	Wemade Max Co. Ltd.	1,113	9,669
*	Whanin Pharmaceutical Co. Ltd.	3,091	33,277
*	Wins Co. Ltd.	2,493	24,025
*	WiSoL Co. Ltd.	9,528	53,097
*	Won Tech Co. Ltd.	7,049	41,451
*	Wonik Holdings Co. Ltd.	19,365	48,493
*	WONIK IPS Co. Ltd.	2,305	52,112
*	Wonik Materials Co. Ltd.	2,336	49,730
*	Wonik QnC Corp.	5,520	116,375
	Woojin, Inc.	3,421	20,823

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Woongjin Co. Ltd.	10,974	$9,759
*	Woongjin Thinkbig Co. Ltd.	14,121	26,169
	Woori Financial Group, Inc.	171,412	1,777,261
*	Woori Technology Investment Co. Ltd.	11,066	50,266
*	Woory Industrial Co. Ltd.	1,139	10,946
*	Woosu AMS Co. Ltd.	5,175	10,704
*	Worldex Industry & Trading Co. Ltd., Class C	3,860	68,653
*	Wysiwyg Studios Co. Ltd.	6,860	15,655
*	Y G-1 Co. Ltd.	345	1,695
*	Y2 Solution Co. Ltd.	2,386	5,014
*	Y-entec Co. Ltd.	1,858	9,872
	Yesco Holdings Co. Ltd.	837	21,388
*	YG Entertainment, Inc.	4,405	146,018
*	YG PLUS	10,461	32,619
*	YIK Corp.	4,798	19,755
*	YMC Co. Ltd.	3,909	15,126
*	Youlchon Chemical Co. Ltd.	974	20,999
*	Young Poong Corp.	186	73,345
	Young Poong Precision Corp.	5,214	48,541
*	Youngone Corp.	8,569	307,628
	Youngone Holdings Co. Ltd.	1,902	115,284
*	Yuanta Securities Korea Co. Ltd.	36,476	67,799
*	Yuhan Corp.	1,842	81,393
*	Yungjin Pharmaceutical Co. Ltd.	5,170	7,847
*	Zeus Co. Ltd.	5,937	75,521
*	Zinus, Inc.	3,852	39,261
TOTAL SOUTH KOREA			148,466,033
SPAIN — (1.7%)
	Acciona SA	9,018	1,166,521
	Acerinox SA	57,401	605,992
#	ACS Actividades de Construccion y Servicios SA	67,871	2,678,223
Ω	Aedas Homes SA	3,368	64,391
Ω	Aena SME SA	9,390	1,661,158
	Alantra Partners SA	733	7,094
	Almirall SA	19,169	181,837
	Amadeus IT Group SA	50,405	3,532,401
#*	Amper SA	390,887	34,568
	Applus Services SA	37,477	452,968
	Atresmedia Corp. de Medios de Comunicacion SA	37,315	149,981
	Azkoyen SA	6,948	47,317
	Banco Bilbao Vizcaya Argentaria SA	764,346	7,153,845
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	26,576	247,954
	Banco de Sabadell SA	2,217,543	2,878,229
*	Banco Santander SA	1,182,141	4,735,533
	Bankinter SA	242,960	1,500,064
	CaixaBank SA	452,329	1,928,726
Ω	Cellnex Telecom SA	28,681	1,103,569
	Cia de Distribucion Integral Logista Holdings SA	24,479	692,388
	CIE Automotive SA	19,308	509,399
	Construcciones y Auxiliar de Ferrocarriles SA	6,226	223,766
	Corp. ACCIONA Energias Renovables SA	12,085	314,030
*	Distribuidora Internacional de Alimentacion SA	1,842,663	23,881
	Ebro Foods SA	23,326	387,606
*	eDreams ODIGEO SA	9,854	74,852
	Elecnor SA	10,479	214,444
	Enagas SA	50,924	829,032
	Ence Energia y Celulosa SA	51,136	161,683
	Endesa SA	42,254	837,134

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Ercros SA	51,076	$136,433
	Faes Farma SA	118,202	388,432
	Ferrovial SE	15,081	575,117
	Fluidra SA	13,851	299,863
Ω	Gestamp Automocion SA	64,750	214,781
Ω	Global Dominion Access SA	40,237	155,464
*	Grenergy Renovables SA	272	9,489
*	Grifols SA	54,589	594,624
	Grupo Catalana Occidente SA	12,585	451,080
	Grupo Empresarial San Jose SA	5,388	23,996
	Iberdrola SA	202,931	2,443,483
	Iberdrola SA	3,498	42,244
	Indra Sistemas SA	57,643	1,023,418
	Industria de Diseno Textil SA	74,806	3,198,508
	Laboratorio Reig Jofre SA	2,544	6,461
	Laboratorios Farmaceuticos Rovi SA	8,230	567,644
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	137,652	143,905
	Mapfre SA	282,497	622,034
*	Melia Hotels International SA	40,961	277,145
	Miquel y Costas & Miquel SA	8,269	100,773
	Naturgy Energy Group SA	17,439	469,593
Ω	Neinor Homes SA	7,810	88,060
*	Obrascon Huarte Lain SA	86,456	37,877
	Pharma Mar SA	1,111	46,377
*	Promotora de Informaciones SA, Class A	69,984	21,850
Ω	Prosegur Cash SA	58,546	31,822
	Prosegur Compania de Seguridad SA	85,405	161,600
	Realia Business SA	44,100	50,256
	Redeia Corp. SA	60,364	1,004,464
	Repsol SA	395,910	5,846,910
	Sacyr SA	166,977	550,481
	Sacyr SA	3,339	11,027
*	Solaria Energia y Medio Ambiente SA	21,338	315,037
Ω	Talgo SA	17,400	78,650
*	Tecnicas Reunidas SA	14,223	119,472
	Telefonica SA, Sponsored ADR	48,435	198,099
	Telefonica SA	1,306,498	5,315,924
	Tubacex SA	38,775	142,754
*	Tubos Reunidos SA	19,513	15,626
Ω	Unicaja Banco SA	523,146	500,203
	Vidrala SA	7,736	775,382
	Viscofan SA	16,787	982,839
TOTAL SPAIN			62,437,783
SWEDEN — (1.9%)
	AAK AB	11,933	268,947
Ω	AcadeMedia AB	33,500	182,937
	AddLife AB, Class B	21,172	228,202
	Addnode Group AB	27,168	243,318
	AddTech AB, Class B	28,906	596,322
	AFRY AB	28,842	398,283
	Alfa Laval AB	8,084	296,625
Ω	Alimak Group AB	20,941	184,551
	Alleima AB	72,341	480,255
	Alligo AB, Class B	9,811	124,583
Ω	Ambea AB	22,180	112,608
#*	Annehem Fastigheter AB, Class B	15,424	28,113
	AQ Group AB	1,024	53,514
	Arise AB	6,330	27,667

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Arjo AB, Class B	66,722	$312,298
	Assa Abloy AB, Class B	23,784	652,293
	Atlas Copco AB, Class A	172,912	2,759,574
	Atlas Copco AB, Class B	100,484	1,391,498
	Atrium Ljungberg AB, Class B	10,829	216,316
*Ω	Attendo AB	43,919	171,820
	Avanza Bank Holding AB	24,041	482,923
	Axfood AB	17,325	437,783
	Beijer Alma AB	12,926	227,755
#	Beijer Ref AB	23,181	315,609
	Bergman & Beving AB	10,482	183,140
*	Besqab AB	4,392	13,626
	Betsson AB, Class B	52,606	572,517
#*	Better Collective AS	6,605	184,875
#*	BHG Group AB	25,930	42,167
	Bilia AB, Class A	26,527	320,695
	Billerud Aktiebolag	55,833	496,472
*Ω	BioArctic AB	4,143	89,862
	BioGaia AB, Class B	24,595	265,251
	Biotage AB	11,611	165,035
	Bjorn Borg AB	5,162	24,073
	Boliden AB	60,016	1,592,985
#*	Bonava AB, Class B	35,832	40,399
*Ω	Boozt AB	8,090	94,535
Ω	Bravida Holding AB	44,161	334,861
	Bufab AB	9,875	349,738
	Bulten AB	5,345	37,304
	Bure Equity AB	25,410	725,744
*	Byggfakta Group Nordic Holdco AB	11,568	51,301
*	Byggmax Group AB	23,427	81,182
*	Camurus AB	5,053	250,504
*	Castellum AB	25,949	334,064
	Catella AB	7,387	21,494
	Catena AB	5,960	254,115
#*	Catena Media PLC	18,692	17,907
*	Cavotec SA	12,443	16,965
	Cellavision AB	2,841	54,979
	Cibus Nordic Real Estate AB publ	9,457	111,426
*	Cint Group AB	34,784	38,495
	Clas Ohlson AB, Class B	17,283	245,947
	Cloetta AB, Class B	83,850	150,927
	Concentric AB	12,248	201,301
Ω	Coor Service Management Holding AB	26,480	111,576
	Corem Property Group AB, Class B	129,733	130,709
	Corem Property Group AB, Class D	677	12,195
	Dedicare AB, Class B	2,420	24,716
	Dios Fastigheter AB	22,212	172,288
Ω	Dometic Group AB	88,344	703,034
*Ω	Dustin Group AB	131,112	146,512
	Eastnine AB	6,403	102,924
	Elanders AB, Class B	4,731	45,648
*	Electrolux AB, Class B	21,841	204,301
	Electrolux Professional AB, Class B	58,999	313,487
	Elekta AB, Class B	69,144	521,740
*Ω	Eltel AB	29,981	20,680
#*	Embracer Group AB	67,205	128,258
*	Enea AB	5,780	29,626
	Engcon AB	1,422	11,379
	Eolus Vind AB, Class B	3,040	24,478

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Ependion AB	9,101	$85,364
	Epiroc AB, Class A	38,518	680,565
	Epiroc AB, Class B	17,829	277,988
	Essity AB, Class A	2,256	53,513
	Essity AB, Class B	53,523	1,256,896
Ω	Evolution AB	10,739	1,253,924
	Ework Group AB	2,020	28,248
	Fabege AB	29,035	271,939
	Fagerhult Group AB	15,580	99,233
*	Fastighets AB Balder, Class B	42,694	283,373
*	Fastighets AB Trianon	1,952	3,000
	FastPartner AB, Class A	6,316	39,841
	Fenix Outdoor International AG	1,057	75,451
	Ferronordic AB	1,600	11,052
	Fortnox AB	54,829	302,288
	G5 Entertainment AB	2,788	43,347
	Getinge AB, Class B	19,094	408,175
	Granges AB	52,152	517,122
*Ω	Green Landscaping Group AB	5,224	35,751
	H & M Hennes & Mauritz AB, Class B	51,773	730,452
	Hanza AB	10,233	77,820
	Heba Fastighets AB, Class B	8,334	26,168
	Hemnet Group AB	21,208	572,569
	Hexagon AB, Class B	63,515	693,176
	Hexatronic Group AB	34,027	71,376
	Hexpol AB	38,266	438,014
#	HMS Networks AB	9,311	409,638
*Ω	Hoist Finance AB	27,317	90,880
	Holmen AB, Class B	13,019	513,069
	Hufvudstaden AB, Class A	16,447	212,674
	Husqvarna AB, Class A	4,692	36,578
	Husqvarna AB, Class B	65,344	508,305
	Indutrade AB	31,198	757,927
#	Instalco AB	53,387	213,478
*	International Petroleum Corp.	37,760	416,729
#	Intrum AB	17,623	104,198
	INVISIO AB	1,761	34,180
	Inwido AB	26,224	320,337
	ITAB Shop Concept AB	6,100	7,972
#	JM AB	22,732	370,165
*	John Mattson Fastighetsforetagen AB	2,632	13,420
*	Karnov Group AB	20,085	108,444
#*	K-fast Holding AB	3,272	7,606
	Kindred Group PLC, SDR	70,894	834,011
	KNOW IT AB	9,088	122,212
	Lagercrantz Group AB, Class B	58,890	769,912
	Lifco AB, Class B	12,938	312,154
	Lime Technologies AB	3,013	98,212
	Lindab International AB	26,860	510,036
	Loomis AB	32,248	882,885
*	Medcap AB	1,891	68,908
	Medicover AB, Class B	18,972	312,881
	MEKO AB	16,185	163,880
	Micro Systemation AB, Class B	5,052	29,520
*	Millicom International Cellular SA, SDR	53,723	921,593
*	Modern Times Group MTG AB, Class B	37,621	287,952
	Momentum Group AB	10,010	130,983
Ω	Munters Group AB	23,151	369,518
	Mycronic AB	10,691	297,358

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	NCAB Group AB	50,694	$327,867
	NCC AB, Class B	29,409	375,555
	Nederman Holding AB	2,314	40,655
*	Net Insight AB, Class B	127,831	65,116
	New Wave Group AB, Class B	46,314	411,331
#	Nibe Industrier AB, Class B	32,148	192,090
*	Nobia AB	57,952	61,527
	Nolato AB, Class B	69,620	337,164
	Nordic Paper Holding AB	12,010	51,296
	Nordic Waterproofing Holding AB	11,053	178,855
	Nordnet AB publ	27,399	431,138
*	Norion Bank AB	16,670	66,015
*	Note AB	7,145	100,989
	NP3 Fastigheter AB	8,033	158,257
	Nyfosa AB	30,997	277,249
	OEM International AB, Class B	17,660	166,893
#*	Orron Energy ab	75,740	52,096
#*	Ovzon AB	4,098	3,899
*	OX2 AB	11,757	55,940
	Pandox AB	24,461	335,416
	Peab AB, Class B	67,840	334,922
	Platzer Fastigheter Holding AB, Class B	12,590	102,561
	Prevas AB, Class B	3,290	38,016
*	Pricer AB, Class B	51,285	34,807
	Proact IT Group AB	15,437	138,117
	Ratos AB, Class B	86,260	284,338
*	RaySearch Laboratories AB	9,886	86,866
	Rejlers AB	3,921	46,119
Ω	Resurs Holding AB	53,508	73,531
	Rottneros AB	37,562	45,816
	Rvrc Holding AB	12,616	76,749
	Saab AB, Class B	5,136	330,712
	Sagax AB, Class B	12,895	313,365
#	Samhallsbyggnadsbolaget i Norden AB	89,654	41,079
	Samhallsbyggnadsbolaget i Norden AB, Class D	8,288	4,602
	Sandvik AB	65,004	1,366,116
	Scandi Standard AB	21,297	129,886
*Ω	Scandic Hotels Group AB	53,191	245,060
*	Sdiptech AB, Class B	6,973	173,061
	Sectra AB, Class B	28,568	532,121
	Securitas AB, Class B	68,998	670,250
*	Sedana Medical AB	11,033	22,733
	Sensys Gatso Group AB	4,148	29,266
*Ω	Sinch AB	194,644	597,752
*	Sivers Semiconductors AB	61,848	31,089
	Skandinaviska Enskilda Banken AB, Class A	115,602	1,641,795
	Skandinaviska Enskilda Banken AB, Class C	1,726	25,164
#	Skanska AB, Class B	45,055	781,236
	SKF AB, Class A	4,129	82,252
	SKF AB, Class B	54,642	1,076,727
	SkiStar AB	11,548	145,045
	Solid Forsakring AB	5,351	29,867
	SSAB AB, Class A	53,568	416,832
	SSAB AB, Class B	145,662	1,112,844
*	Stendorren Fastigheter AB	1,640	29,467
*	Stillfront Group AB	166,156	172,195
	Storskogen Group AB, Class B	457,649	315,916
	Svenska Cellulosa AB SCA, Class A	2,299	31,362
	Svenska Cellulosa AB SCA, Class B	60,121	818,482

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Svenska Handelsbanken AB, Class A	87,673	$945,144
#	Svenska Handelsbanken AB, Class B	1,473	19,692
	Sweco AB, Class B	22,845	267,785
#	Swedbank AB, Class A	50,592	1,030,963
*	Swedish Orphan Biovitrum AB	19,604	550,248
	Systemair AB	22,386	160,812
	Tele2 AB, Class B	139,944	1,193,170
#	Telefonaktiebolaget LM Ericsson, Class A	5,974	32,923
	Telefonaktiebolaget LM Ericsson, Class B	356,212	1,974,653
#	Telia Co. AB	425,735	1,098,044
	Tethys Oil AB	7,499	29,547
*	TF Bank AB	1,750	29,326
Ω	Thule Group AB	12,257	311,881
	Trelleborg AB, Class B	28,963	881,552
	Troax Group AB	14,558	316,266
*	Truecaller AB, Class B	65,486	193,624
	VBG Group AB, Class B	3,219	79,207
#*	Viaplay Group AB	12,302	2,819
	Vitec Software Group AB, Class B	5,523	306,779
	Vitrolife AB	16,614	273,523
	Volati AB	4,814	52,589
	Volvo AB, Class A	30,157	741,414
	Volvo AB, Class B	218,321	5,232,133
#*	Volvo Car AB, Class B	79,257	206,623
#	Wallenstam AB, Class B	41,267	207,150
	Wihlborgs Fastigheter AB	43,452	388,446
*	XSpray Pharma AB	2,737	9,681
TOTAL SWEDEN			71,488,951
SWITZERLAND — (5.3%)
	ABB Ltd.	149,460	6,323,922
	Accelleron Industries AG	29,991	959,701
	Adecco Group AG	53,607	2,318,131
#	Alcon, Inc.	60,300	4,529,163
	Allreal Holding AG	5,690	1,012,088
	ALSO Holding AG	2,341	685,367
*	Aluflexpack AG	656	6,029
*	ams-OSRAM AG	377,767	884,140
	APG SGA SA	491	107,615
	Arbonia AG	21,920	253,822
*	Aryzta AG	399,722	717,451
	Ascom Holding AG	9,014	76,867
*	Autoneum Holding AG	1,382	205,354
*	Avolta AG	27,506	1,050,862
	Baloise Holding AG	13,814	2,206,664
	Banque Cantonale de Geneve	767	210,096
	Banque Cantonale Vaudoise	10,666	1,365,636
	Barry Callebaut AG	959	1,400,722
*	Basilea Pharmaceutica AG	4,064	159,327
	Belimo Holding AG	2,428	1,132,151
	Bell Food Group AG	922	270,342
#	Bellevue Group AG	3,363	92,106
	Berner Kantonalbank AG	1,899	529,757
	BKW AG	4,777	758,914
	Bossard Holding AG, Class A	2,709	648,279
	Bucher Industries AG	2,792	1,182,597
	Burckhardt Compression Holding AG	1,030	576,251
	Burkhalter Holding AG	1,501	153,118
	Bystronic AG	552	276,585

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Calida Holding AG	2,268	$72,244
	Carlo Gavazzi Holding AG	249	90,310
	Cembra Money Bank AG	10,011	771,868
	Chocoladefabriken Lindt & Spruengli AG	7	887,313
#*	Cicor Technologies Ltd.	1,175	67,396
	Cie Financiere Richemont SA, Class A	33,209	4,932,684
	Cie Financiere Tradition SA	955	132,432
	Clariant AG	80,561	1,031,316
	Coltene Holding AG	1,469	96,721
	Comet Holding AG	2,133	703,280
	COSMO Pharmaceuticals NV	845	62,652
	Daetwyler Holding AG	2,372	482,302
	DKSH Holding AG	15,090	1,055,920
*	DocMorris AG	859	80,137
	dormakaba Holding AG	1,070	536,006
	DSM-Firmenich AG	14,338	1,515,964
	EFG International AG	44,266	568,442
	Emmi AG	776	812,956
	EMS-Chemie Holding AG	402	303,476
	Energiedienst Holding AG	1,198	55,612
	Feintool International Holding AG	3,069	63,200
	Flughafen Zurich AG	7,710	1,590,773
	Forbo Holding AG	407	478,539
	Fundamenta Real Estate AG	4,475	88,381
Ω	Galenica AG	19,111	1,685,256
*	GAM Holding AG	39,964	17,066
	Geberit AG	5,062	2,913,829
	Georg Fischer AG	34,760	2,326,434
	Givaudan SA	548	2,278,878
#*	Gurit Holding AG, Class BR	1,515	131,974
	Helvetia Holding AG	15,359	2,218,154
	Hiag Immobilien Holding AG	1,172	102,965
	Holcim AG	68,164	5,208,230
	Huber & Suhner AG	6,475	464,406
	Hypothekarbank Lenzburg AG	3	15,167
	Implenia AG	5,861	208,072
*	Ina Invest Holding AG	730	14,531
	Inficon Holding AG	699	1,060,995
	Interroll Holding AG	159	464,406
	Intershop Holding AG	287	205,918
	Investis Holding SA	981	112,374
	Julius Baer Group Ltd.	58,912	3,207,252
	Jungfraubahn Holding AG	1,303	256,276
	Kardex Holding AG	2,554	648,671
	Komax Holding AG	1,351	259,796
*	Kudelski SA	13,192	19,031
	Kuehne & Nagel International AG	9,554	3,237,656
	Landis+Gyr Group AG	7,382	605,298
	LEM Holding SA	168	383,331
	Liechtensteinische Landesbank AG	5,570	442,397
#	Logitech International SA	17,238	1,437,986
	Lonza Group AG	5,785	2,828,319
	Luzerner Kantonalbank AG	7,828	651,377
Ω	Medacta Group SA	1,901	284,489
Ω	Medmix AG	7,639	152,503
	Meier Tobler Group AG	2,640	113,689
	Metall Zug AG, Class B	79	132,146
	Mikron Holding AG	2,756	53,314
	Mobilezone Holding AG	16,695	256,388

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Mobimo Holding AG	2,735	$808,023
*	Molecular Partners AG	1,869	8,972
	Nestle SA	183,523	20,912,542
	Novartis AG, Sponsored ADR	43,213	4,471,249
	Novartis AG	88,289	9,130,294
	Novavest Real Estate AG	1,026	41,542
	OC Oerlikon Corp. AG	74,341	323,966
*	Orascom Development Holding AG	4,127	22,965
	Orior AG	2,610	201,528
	Partners Group Holding AG	3,267	4,407,755
*	Phoenix Mecano AG	286	152,729
	Plazza AG, Class A	322	114,910
*Ω	PolyPeptide Group AG	3,457	63,455
	PSP Swiss Property AG	9,358	1,245,522
	Rieter Holding AG	1,113	117,100
	Roche Holding AG	1,957	592,829
	Roche Holding AG	58,789	16,738,190
	Romande Energie Holding SA	1,693	107,852
*	Sandoz Group AG	59,233	2,031,388
	Sandoz Group AG, ADR	11,882	408,206
	Schindler Holding AG	3,912	931,216
	Schweiter Technologies AG	401	220,002
*Ω	Sensirion Holding AG	3,114	259,140
	SFS Group AG	5,982	718,197
	SGS SA	18,925	1,748,780
	Siegfried Holding AG	1,662	1,655,597
	SIG Group AG	74,502	1,559,491
	Sika AG	7,858	2,169,262
	SKAN Group AG	794	70,058
	Softwareone Holding AG	25,237	473,006
	Sonova Holding AG	7,451	2,381,314
	St Galler Kantonalbank AG	1,226	709,532
	Stadler Rail AG	10,553	336,869
	Straumann Holding AG	9,711	1,475,114
	Sulzer AG	7,639	737,945
	Swatch Group AG	5,775	1,355,732
	Swatch Group AG	10,867	494,438
	Swiss Life Holding AG	5,024	3,607,875
	Swiss Prime Site AG	26,900	2,724,576
	Swiss Re AG	47,503	5,439,114
*	Swiss Steel Holding AG	247,372	25,102
	Swisscom AG	7,450	4,457,212
	Swissquote Group Holding SA	3,796	952,693
	Temenos AG	17,670	1,798,283
	Thurgauer Kantonalbank	389	53,574
	TX Group AG	1,055	158,911
	u-blox Holding AG	2,825	278,423
*	UBS Group AG	239,599	7,171,016
	Valiant Holding AG	5,592	669,756
	Varia U.S. Properties AG	573	25,014
Ω	VAT Group AG	5,658	2,633,962
	Vaudoise Assurances Holding SA	417	211,708
	Vetropack Holding AG	5,102	221,948
	Vontobel Holding AG	11,746	773,699
	VP Bank AG, Class A	1,444	155,441
	VZ Holding AG	5,041	593,877
*	V-ZUG Holding AG	790	55,418
	Walliser Kantonalbank	123	15,527
	Warteck Invest AG	34	72,168

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Ypsomed Holding AG	1,038	$366,402
	Zehnder Group AG	4,844	288,683
	Zueblin Immobilien Holding AG	454	13,441
	Zug Estates Holding AG, Class B	43	82,703
	Zuger Kantonalbank AG	25	222,748
	Zurich Insurance Group AG	10,322	5,244,500
TOTAL SWITZERLAND			198,482,039
TAIWAN — (5.7%)
	ABC Taiwan Electronics Corp.	40,164	28,222
	Abico Avy Co. Ltd.	46,062	34,803
	Ability Enterprise Co. Ltd.	104,988	83,244
	Ability Opto-Electronics Technology Co. Ltd.	14,083	91,993
	AcBel Polytech, Inc.	98,786	128,320
	Accton Technology Corp.	85,000	1,429,917
	Acer, Inc.	654,000	960,460
	ACES Electronic Co. Ltd.	39,719	49,223
*	Acon Holding, Inc.	48,041	16,243
	Acter Group Corp. Ltd.	54,470	315,376
	Action Electronics Co. Ltd.	63,000	36,399
	Actron Technology Corp.	14,000	75,110
	ADATA Technology Co. Ltd.	96,600	295,682
	Addcn Technology Co. Ltd.	5,205	33,451
	Adlink Technology, Inc.	9,000	17,511
	Advanced Ceramic X Corp.	8,000	55,067
	Advanced Energy Solution Holding Co. Ltd.	3,000	60,480
	Advanced International Multitech Co. Ltd.	60,000	135,493
*	Advanced Optoelectronic Technology, Inc.	31,000	29,917
	Advanced Power Electronics Corp.	7,000	19,806
	Advancetek Enterprise Co. Ltd.	96,571	112,631
	Advantech Co. Ltd.	29,757	320,757
	Aerospace Industrial Development Corp.	150,000	235,117
	AGV Products Corp.	191,875	72,170
	Airtac International Group	9,122	273,384
	Alchip Technologies Ltd.	8,000	992,319
	Alexander Marine Co. Ltd.	2,000	21,508
#*	ALI Corp.	74,901	63,079
	Allied Circuit Co. Ltd.	13,000	61,645
	Allied Supreme Corp.	15,000	156,561
	Allis Electric Co. Ltd.	40,961	109,775
	Alltek Technology Corp.	24,040	27,039
	Alltop Technology Co. Ltd.	12,000	73,500
	Alpha Networks, Inc.	78,072	96,007
	Altek Corp.	121,000	141,386
	Amazing Microelectronic Corp.	21,965	77,616
	Ambassador Hotel	109,000	159,597
	AMPACS Corp.	11,000	17,275
	Ampire Co. Ltd.	28,000	33,768
	AMPOC Far-East Co. Ltd.	4,000	10,985
	AmTRAN Technology Co. Ltd.	277,437	117,825
	Anji Technology Co. Ltd.	11,000	12,957
	Anpec Electronics Corp.	10,799	72,231
	Apac Opto Electronics, Inc.	10,000	36,034
	Apacer Technology, Inc.	35,750	65,924
	APCB, Inc.	64,000	47,182
	Apex Biotechnology Corp.	32,000	34,037
	Apex International Co. Ltd.	53,550	80,917
	Apex Science & Engineering	71,400	27,795
	Arcadyan Technology Corp.	43,540	239,730

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ardentec Corp.	268,990	$634,200
	Argosy Research, Inc.	23,714	131,748
	ASE Technology Holding Co. Ltd.	565,931	2,446,958
	Asia Cement Corp.	466,000	590,942
	Asia Optical Co., Inc.	63,000	135,071
#	Asia Polymer Corp.	171,319	121,494
	Asia Tech Image, Inc.	12,000	25,089
#	Asia Vital Components Co. Ltd.	69,814	948,168
	ASMedia Technology, Inc.	1,260	74,506
	ASolid Technology Co. Ltd.	10,000	30,195
	ASPEED Technology, Inc.	6,500	638,428
	ASROCK, Inc.	11,000	81,274
	Asustek Computer, Inc.	97,000	1,377,333
	Aten International Co. Ltd.	33,000	83,934
	Audix Corp.	34,000	68,925
	AUO Corp.	1,734,000	1,013,349
	AURAS Technology Co. Ltd.	9,000	108,376
	Aurora Corp.	14,100	33,169
	Avalue Technology, Inc.	20,000	74,781
	Avision, Inc.	35,000	7,374
	Axiomtek Co. Ltd.	10,993	29,391
	Bafang Yunji International Co. Ltd., Class C	14,000	72,980
*	Bank of Kaohsiung Co. Ltd.	252,211	96,308
	Basso Industry Corp.	40,000	50,922
	BenQ Materials Corp.	46,000	51,083
	BES Engineering Corp.	618,000	242,432
	Billion Electric Co. Ltd.	10,000	12,225
	Bin Chuan Enterprise Co. Ltd.	22,000	17,025
	Bionet Corp.	6,000	11,063
*	Biostar Microtech International Corp.	38,000	27,858
	Bioteque Corp.	15,000	53,472
	Bizlink Holding, Inc.	31,000	228,138
	Bon Fame Co. Ltd.	5,000	14,276
	Bora Pharmaceuticals Co. Ltd.	8,494	181,697
	Brave C&H Supply Co. Ltd.	7,000	30,772
	Bright Led Electronics Corp.	41,000	24,595
	Brighton-Best International Taiwan, Inc.	98,423	106,248
	C Sun Manufacturing Ltd.	51,939	139,015
*	Calin Technology Co. Ltd.	21,000	26,896
	Cameo Communications, Inc.	90,763	28,617
	Capital Futures Corp.	46,628	74,425
	Capital Securities Corp.	787,680	403,831
	Career Technology MFG. Co. Ltd.	139,886	91,369
	Carnival Industrial Corp.	90,999	34,942
	Castles Technology Co. Ltd.	17,850	67,388
	Caswell, Inc.	10,000	34,906
	Catcher Technology Co. Ltd.	161,000	1,000,412
	Cathay Financial Holding Co. Ltd.	601,286	845,546
	Cathay Real Estate Development Co. Ltd.	232,000	141,670
	Cayman Engley Industrial Co. Ltd.	10,654	18,775
	Celxpert Energy Corp.	34,390	30,722
	Center Laboratories, Inc.	150,084	218,576
*	Central Reinsurance Co. Ltd.	76,880	56,576
	Chailease Holding Co. Ltd.	191,924	1,062,400
	Chain Chon Industrial Co. Ltd.	51,548	22,198
*	Champion Building Materials Co. Ltd.	106,200	36,770
	Champion Microelectronic Corp.	3,000	6,859
	Chang Hwa Commercial Bank Ltd.	968,069	540,428
	Chang Wah Electromaterials, Inc.	116,000	133,092

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chang Wah Technology Co. Ltd.	109,000	$115,746
#	Channel Well Technology Co. Ltd.	48,000	120,538
	Chant Sincere Co. Ltd.	12,000	31,972
	Charoen Pokphand Enterprise	65,000	200,031
	CHC Healthcare Group	34,000	61,086
	CHC Resources Corp.	33,000	58,556
	Chen Full International Co. Ltd.	38,000	46,159
	Chenbro Micom Co. Ltd.	10,000	89,362
#	Cheng Loong Corp.	271,000	249,483
	Cheng Mei Materials Technology Corp.	167,408	71,658
	Cheng Shin Rubber Industry Co. Ltd.	520,000	753,971
	Cheng Uei Precision Industry Co. Ltd.	139,000	198,276
#	Chenming Electronic Technology Corp.	32,000	42,502
	Chia Chang Co. Ltd.	40,000	54,523
	Chia Hsin Cement Corp.	219,300	125,002
	Chian Hsing Forging Industrial Co. Ltd.	16,600	16,120
	Chicony Electronics Co. Ltd.	257,773	1,351,562
	Chicony Power Technology Co. Ltd.	54,481	254,108
	Chief Telecom, Inc.	6,600	67,361
	Chieftek Precision Co. Ltd.	17,050	34,507
	Chien Kuo Construction Co. Ltd.	87,200	48,036
	Chien Shing Harbour Service Co. Ltd.	6,000	8,470
#	China Airlines Ltd.	1,491,000	968,449
	China Bills Finance Corp.	341,000	160,181
	China Chemical & Pharmaceutical Co. Ltd.	95,000	70,720
*	China Development Financial Holding Corp.	2,681,354	1,029,418
	China Electric Manufacturing Corp.	91,530	48,599
	China General Plastics Corp.	83,626	54,872
	China Glaze Co. Ltd.	48,000	26,394
*	China Man-Made Fiber Corp.	633,861	157,203
	China Metal Products	121,000	152,338
	China Motor Corp.	59,200	215,999
*	China Petrochemical Development Corp.	1,345,069	404,170
	China Steel Chemical Corp.	35,000	126,845
	China Steel Corp.	1,656,000	1,327,007
	China Steel Structure Co. Ltd.	25,000	42,339
	China Wire & Cable Co. Ltd.	31,000	34,586
	Chinese Maritime Transport Ltd.	33,000	46,741
	Ching Feng Home Fashions Co. Ltd.	59,450	38,853
	Chin-Poon Industrial Co. Ltd.	146,000	208,421
	Chipbond Technology Corp.	205,000	471,589
	ChipMOS Technologies, Inc.	281,133	383,781
	Chlitina Holding Ltd.	14,000	84,277
	Chong Hong Construction Co. Ltd.	64,100	155,359
	Chroma ATE, Inc.	43,000	274,826
	Chun Yuan Steel Industry Co. Ltd.	185,000	104,693
	Chung Hung Steel Corp.	213,000	161,726
	Chung Hwa Food Industrial Co. Ltd.	1,000	3,167
	Chung Hwa Pulp Corp.	171,228	123,170
	Chung-Hsin Electric & Machinery Manufacturing Corp.	111,000	421,587
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	7,000	11,553
	Chunghwa Precision Test Tech Co. Ltd.	6,000	101,425
	Chunghwa Telecom Co. Ltd., Sponsored ADR	3,400	127,772
	Chunghwa Telecom Co. Ltd.	133,000	504,191
	Cleanaway Co. Ltd.	16,000	91,469
#	Clevo Co.	193,000	254,671
#*	CMC Magnetics Corp.	450,929	154,518
	C-Media Electronics, Inc.	8,000	17,782
	Collins Co. Ltd.	42,000	26,069

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Compal Electronics, Inc.	1,172,000	$1,344,116
	Compeq Manufacturing Co. Ltd.	442,000	980,324
	Compucase Enterprise	24,000	58,780
	Concord International Securities Co. Ltd.	18,700	10,234
*	Concord Securities Co. Ltd.	227,424	94,709
	Continental Holdings Corp.	179,000	155,196
	Contrel Technology Co. Ltd.	49,000	33,723
	Coremax Corp.	20,409	45,019
	Coretronic Corp.	130,000	293,541
#	Co-Tech Development Corp.	90,552	169,613
	Cowealth Medical Holding Co. Ltd.	18,480	14,799
	Creative Sensor, Inc.	32,000	29,537
	Crowell Development Corp.	29,000	34,995
*	CSBC Corp. Taiwan	146,829	84,251
	CTBC Financial Holding Co. Ltd.	2,310,563	2,096,169
	CTCI Corp.	206,000	278,195
	CviLux Corp.	28,360	39,389
	CyberPower Systems, Inc.	17,850	107,019
*	CyberTAN Technology, Inc.	102,000	67,563
	Cypress Technology Co. Ltd.	20,062	24,244
	DA CIN Construction Co. Ltd.	88,800	135,154
	Dadi Early-Childhood Education Group Ltd.	8,352	10,274
	Dafeng TV Ltd.	12,000	19,719
	Dah San Electric Wire & Cable Co. Ltd.	9,900	15,412
	Da-Li Development Co. Ltd.	102,414	111,514
	Darfon Electronics Corp.	95,000	154,228
	Darwin Precisions Corp.	169,000	83,345
	Daxin Materials Corp.	26,900	91,770
	De Licacy Industrial Co. Ltd.	84,811	35,209
	Delpha Construction Co. Ltd.	93,000	112,498
	Delta Electronics, Inc.	51,365	459,645
	Depo Auto Parts Ind Co. Ltd.	49,000	233,773
	Dimerco Data System Corp.	12,704	54,575
	Dimerco Express Corp.	45,614	127,379
	D-Link Corp.	169,096	104,345
	Donpon Precision, Inc.	24,000	18,979
	Dyaco International, Inc.	28,955	30,099
	Dynamic Holding Co. Ltd.	44,086	116,544
#	Dynapack International Technology Corp.	48,000	127,619
	E Ink Holdings, Inc.	26,000	172,424
	E.Sun Financial Holding Co. Ltd.	1,743,392	1,376,041
	Eastech Holding Ltd.	9,000	20,841
*	Eastern Media International Corp.	76,985	51,347
	Eclat Textile Co. Ltd.	22,583	394,147
	ECOVE Environment Corp.	6,000	56,972
	Edimax Technology Co. Ltd.	97,000	50,563
	Edison Opto Corp.	23,136	18,675
	Edom Technology Co. Ltd.	72,013	56,367
	eGalax_eMPIA Technology, Inc.	19,695	37,547
	Elan Microelectronics Corp.	48,900	233,901
	E-Lead Electronic Co. Ltd.	17,429	32,762
	E-LIFE MALL Corp.	23,000	62,433
	Elite Advanced Laser Corp.	28,768	57,280
	Elite Material Co. Ltd.	51,000	749,221
	Elite Semiconductor Microelectronics Technology, Inc.	86,000	252,402
	Elitegroup Computer Systems Co. Ltd.	128,000	126,185
	eMemory Technology, Inc.	12,000	1,070,274
	Emerging Display Technologies Corp.	31,000	31,874
	Ennoconn Corp.	21,840	187,794

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Ennostar, Inc.	228,450	$306,414
	EnTie Commercial Bank Co. Ltd.	251,000	111,575
	Episil Technologies, Inc.	9,000	18,092
	Episil-Precision, Inc.	21,000	37,710
	Eson Precision Ind Co. Ltd.	30,000	53,524
	Eternal Materials Co. Ltd.	237,527	217,385
	Eurocharm Holdings Co. Ltd.	8,000	44,168
	Eva Airways Corp.	947,922	955,489
*	Everest Textile Co. Ltd.	164,535	37,657
	Evergreen International Storage & Transport Corp.	215,000	228,660
	Evergreen Marine Corp. Taiwan Ltd.	305,872	1,467,137
	Evergreen Steel Corp.	9,000	32,485
	Everlight Chemical Industrial Corp.	171,405	102,476
	Everlight Electronics Co. Ltd.	150,000	232,302
*	Everspring Industry Co. Ltd.	36,900	17,073
	Excelliance Mos Corp.	7,000	27,593
	Excelsior Medical Co. Ltd.	44,167	122,200
	Far Eastern Department Stores Ltd.	328,000	260,441
	Far Eastern International Bank	1,303,634	507,967
	Far Eastern New Century Corp.	714,100	704,563
	Far EasTone Telecommunications Co. Ltd.	273,061	700,899
	Faraday Technology Corp.	48,000	634,411
	Farcent Enterprise Co. Ltd.	5,000	9,040
	Farglory F T Z Investment Holding Co. Ltd.	26,448	47,087
	Farglory Land Development Co. Ltd.	97,000	177,515
*	Federal Corp.	103,926	60,869
	Feedback Technology Corp.	7,700	23,448
	Feng Hsin Steel Co. Ltd.	165,000	357,690
	Feng TAY Enterprise Co. Ltd.	87,312	450,182
	First Copper Technology Co. Ltd.	27,000	26,606
	First Financial Holding Co. Ltd.	1,495,004	1,268,690
	First Hi-Tec Enterprise Co. Ltd.	27,554	96,363
	First Hotel	48,000	23,110
	First Insurance Co. Ltd.	96,000	56,170
*	First Steamship Co. Ltd.	280,468	74,227
	FIT Holding Co. Ltd.	20,000	27,682
	Fitipower Integrated Technology, Inc.	26,000	194,674
	Fittech Co. Ltd.	24,000	49,330
	FLEXium Interconnect, Inc.	128,112	349,550
	Flytech Technology Co. Ltd.	31,297	67,910
	Formosa Advanced Technologies Co. Ltd.	50,000	60,400
	Formosa Chemicals & Fibre Corp.	356,000	642,711
	Formosa Electronic Industries, Inc.	9,000	10,908
*	Formosa International Hotels Corp.	23,672	160,752
	Formosa Laboratories, Inc.	40,544	145,289
	Formosa Oilseed Processing Co. Ltd.	14,700	24,883
	Formosa Optical Technology Co. Ltd.	5,000	13,977
	Formosa Petrochemical Corp.	45,000	106,873
	Formosa Plastics Corp.	382,000	877,853
	Formosa Sumco Technology Corp.	19,000	98,193
#	Formosa Taffeta Co. Ltd.	278,000	213,897
	Formosan Rubber Group, Inc.	96,399	72,828
	Formosan Union Chemical	127,945	84,276
	Fortune Electric Co. Ltd.	7,000	99,007
	Founding Construction & Development Co. Ltd.	72,000	52,546
	Foxconn Technology Co. Ltd.	221,535	356,750
	Foxsemicon Integrated Technology, Inc.	36,357	250,707
	Froch Enterprise Co. Ltd.	89,000	53,108
	FSP Technology, Inc.	45,000	74,510

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Fu Hua Innovation Co. Ltd.	67,258	$60,501
	Fubon Financial Holding Co. Ltd.	793,018	1,630,087
	Fulgent Sun International Holding Co. Ltd.	43,432	174,869
	Fullerton Technology Co. Ltd.	51,000	35,490
#	Fulltech Fiber Glass Corp.	134,759	62,936
	Fusheng Precision Co. Ltd.	33,000	238,481
	Fwusow Industry Co. Ltd.	58,710	35,602
	G Shank Enterprise Co. Ltd.	49,000	111,030
	Gallant Precision Machining Co. Ltd.	11,000	12,214
	Gamania Digital Entertainment Co. Ltd.	54,000	133,537
*	GCS Holdings, Inc.	9,000	8,626
	GEM Services, Inc.	25,210	53,071
	Gemtek Technology Corp.	153,000	173,194
	General Interface Solution Holding Ltd.	88,000	175,942
	General Plastic Industrial Co. Ltd.	20,480	22,063
	Generalplus Technology, Inc.	19,000	31,393
	Genius Electronic Optical Co. Ltd.	35,616	452,784
	Genovate Biotechnology Co. Ltd.	13,000	10,369
	GeoVision, Inc.	22,977	31,911
	Getac Holdings Corp.	163,000	536,005
	GFC Ltd.	15,000	39,786
	Giant Manufacturing Co. Ltd.	74,994	426,860
	Giantplus Technology Co. Ltd.	117,000	50,244
	Gigabyte Technology Co. Ltd.	18,000	178,120
*	Gigasolar Materials Corp.	16,790	53,553
*	Gigastorage Corp.	129,000	69,273
#	Global Brands Manufacture Ltd.	111,320	227,109
	Global Lighting Technologies, Inc.	23,000	36,245
	Global Mixed Mode Technology, Inc.	12,000	94,140
	Global PMX Co. Ltd.	9,000	30,278
	Global Unichip Corp.	15,000	736,450
	Globalwafers Co. Ltd.	57,000	1,053,053
*	Globe Union Industrial Corp.	110,048	53,717
	Gloria Material Technology Corp.	165,680	251,544
*	GlycoNex, Inc.	13,000	11,235
	Gold Circuit Electronics Ltd.	76,000	556,111
	Goldsun Building Materials Co. Ltd., Class C	284,338	269,615
	Good Will Instrument Co. Ltd.	25,000	33,407
	Gordon Auto Body Parts	24,000	23,580
	Gourmet Master Co. Ltd.	29,237	89,622
*	Grand Fortune Securities Co. Ltd.	82,159	33,995
	Grand Pacific Petrochemical	451,478	207,564
	Grand Process Technology Corp.	2,000	40,405
	GrandTech CG Systems, Inc.	22,775	49,579
	Grape King Bio Ltd.	38,000	185,091
	Great China Metal Industry	77,000	58,725
	Great Taipei Gas Co. Ltd.	75,000	77,594
	Great Tree Pharmacy Co. Ltd.	23,092	246,083
	Great Wall Enterprise Co. Ltd.	220,571	406,396
	Greatek Electronics, Inc.	148,000	279,786
	GTM Holdings Corp.	52,000	50,642
	Gudeng Precision Industrial Co. Ltd.	8,393	107,697
*	Hai Kwang Enterprise Corp.	22,050	14,194
	Hannstar Board Corp.	127,602	231,972
*	HannStar Display Corp.	754,000	283,177
*	HannsTouch Holdings Co.	188,079	55,354
	Hanpin Electron Co. Ltd.	14,000	17,917
	Harvatek Corp.	62,000	49,982
	Heran Co. Ltd.	3,000	10,836

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hey Song Corp.	106,000	$134,626
	Highlight Tech Corp.	23,871	38,998
	Highwealth Construction Corp.	213,390	269,889
	Hi-Lai Foods Co. Ltd.	2,000	9,694
#*	HIM International Music, Inc.	11,900	41,107
	Hiroca Holdings Ltd.	26,000	32,369
#	Hitron Technology, Inc.	38,559	41,559
	Hiwin Mikrosystem Corp.	4,000	8,394
	Hiwin Technologies Corp.	72,949	512,036
	Hiyes International Co. Ltd.	8,000	24,035
	Ho Tung Chemical Corp.	399,125	113,164
	Hocheng Corp.	105,780	57,444
	Holiday Entertainment Co. Ltd.	15,300	43,883
	Holtek Semiconductor, Inc.	48,000	94,844
	Holy Stone Enterprise Co. Ltd.	40,425	121,341
	Hon Hai Precision Industry Co. Ltd.	746,624	2,442,374
	Hong Pu Real Estate Development Co. Ltd.	97,000	90,861
	Hong TAI Electric Industrial	66,000	57,056
	Hong YI Fiber Industry Co.	56,000	30,043
*	Horizon Securities Co. Ltd.	119,780	39,269
	Hota Industrial Manufacturing Co. Ltd.	44,263	74,181
	Hotai Finance Co. Ltd.	42,900	166,105
	Hotai Motor Co. Ltd.	9,180	185,969
	Hotron Precision Electronic Industrial Co. Ltd.	20,031	21,753
	Hsin Kuang Steel Co. Ltd.	46,000	81,836
	Hsin Yung Chien Co. Ltd.	12,390	41,369
	Hsing TA Cement Co.	70,000	39,612
#*	HTC Corp.	187,000	292,133
	Hu Lane Associate, Inc.	17,725	85,028
	HUA ENG Wire & Cable Co. Ltd.	132,000	86,262
	Hua Nan Financial Holdings Co. Ltd., Class C	1,135,055	781,881
	Hua Yu Lien Development Co. Ltd.	21,000	56,337
	Huaku Development Co. Ltd.	83,000	252,185
	Hung Ching Development & Construction Co. Ltd.	54,000	50,988
	Hung Sheng Construction Ltd.	147,664	93,794
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	30,762
	Ibase Gaming, Inc.	7,000	10,476
*	IBF Financial Holdings Co. Ltd.	1,216,585	464,323
#	Ichia Technologies, Inc.	119,000	128,810
	I-Chiun Precision Industry Co. Ltd.	38,851	61,381
	IEI Integration Corp.	47,340	118,025
	Infortrend Technology, Inc.	88,000	57,265
	Info-Tek Corp.	20,000	31,261
	Ingentec Corp.	2,000	11,492
	Innodisk Corp.	24,043	233,061
	Innolux Corp.	2,284,664	1,188,209
	Inpaq Technology Co. Ltd.	23,945	57,873
	Insyde Software Corp.	11,000	88,595
	Intai Technology Corp.	8,400	32,949
	Integrated Service Technology, Inc.	27,109	93,674
	International CSRC Investment Holdings Co.	291,562	174,827
	International Games System Co. Ltd., Class C	38,000	1,005,316
	Inventec Corp.	344,000	604,173
	Iron Force Industrial Co. Ltd.	14,000	39,209
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	37,002
	ITE Technology, Inc.	35,000	169,958
	ITEQ Corp.	86,029	227,767
#	Jarllytec Co. Ltd.	21,000	156,402
	Jean Co. Ltd.	25,389	21,061

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Jentech Precision Industrial Co. Ltd.	10,998	$263,263
	Jess-Link Products Co. Ltd.	30,250	77,067
	Jia Wei Lifestyle, Inc.	9,442	18,200
	Jih Lin Technology Co. Ltd.	28,000	58,625
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	19,358
#	Jinan Acetate Chemical Co. Ltd.	7,140	191,576
	Johnson Health Tech Co. Ltd.	17,000	35,192
	K Laser Technology, Inc.	44,000	34,574
	Kaimei Electronic Corp.	31,120	63,322
	Kaori Heat Treatment Co. Ltd.	13,000	94,037
	Kedge Construction Co. Ltd.	11,831	29,871
	Keding Enterprises Co. Ltd.	3,000	11,012
	KEE TAI Properties Co. Ltd.	185,000	90,858
	Kenda Rubber Industrial Co. Ltd.	174,316	166,082
	Kerry TJ Logistics Co. Ltd.	53,000	63,093
	Key Ware Electronics Co. Ltd.	61,831	23,078
	Keystone Microtech Corp.	2,000	18,551
	Kindom Development Co. Ltd.	91,200	115,275
	King Chou Marine Technology Co. Ltd.	36,340	45,176
#	King Slide Works Co. Ltd.	6,000	199,253
	King Yuan Electronics Co. Ltd.	511,000	1,364,993
	King's Town Bank Co. Ltd.	388,000	504,866
*	King's Town Construction Co. Ltd.	34,000	33,770
	Kinik Co.	14,000	97,995
	Kinko Optical Co. Ltd.	28,365	23,683
	Kinpo Electronics	566,000	278,274
#	Kinsus Interconnect Technology Corp.	104,000	332,896
	KMC Kuei Meng International, Inc.	17,300	69,886
	KNH Enterprise Co. Ltd.	76,000	64,248
	Ko Ja Cayman Co. Ltd.	5,000	9,654
	KS Terminals, Inc.	32,000	69,668
	Kung Long Batteries Industrial Co. Ltd.	21,000	87,240
*	Kung Sing Engineering Corp.	190,573	76,639
	Kuo Toong International Co. Ltd.	80,315	144,839
*	Kuo Yang Construction Co. Ltd.	84,360	58,937
	Kwong Lung Enterprise Co. Ltd.	20,000	37,036
	KYE Systems Corp.	99,000	51,510
	L&K Engineering Co. Ltd.	71,000	387,502
	La Kaffa International Co. Ltd.	11,000	45,747
*	LAN FA Textile	93,000	27,979
	LandMark Optoelectronics Corp.	21,000	71,949
	Lanner Electronics, Inc.	31,850	116,930
	Largan Precision Co. Ltd.	14,000	1,109,986
	Laser Tek Taiwan Co. Ltd.	13,300	14,520
*	Lealea Enterprise Co. Ltd.	352,560	112,977
	LEE CHI Enterprises Co. Ltd.	56,000	26,871
	Lelon Electronics Corp.	7,000	15,343
	Lemtech Holdings Co. Ltd.	9,656	26,392
*	Li Cheng Enterprise Co. Ltd.	25,785	16,151
*	Li Peng Enterprise Co. Ltd.	236,600	58,229
	Lian HWA Food Corp.	26,160	72,446
	Lida Holdings Ltd.	28,240	29,015
	Lien Hwa Industrial Holdings Corp.	170,270	352,699
	Lingsen Precision Industries Ltd.	87,000	67,755
	Lite-On Technology Corp.	270,417	936,484
	Liton Technology Corp.	10,000	11,136
*	Long Bon International Co. Ltd.	76,100	37,795
	Long Da Construction & Development Corp.	61,000	61,299
	Longchen Paper & Packaging Co. Ltd.	278,641	122,966

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Longwell Co.	24,000	$49,370
	Lotes Co. Ltd.	24,700	779,183
	Lotus Pharmaceutical Co. Ltd.	26,000	231,532
	Lumax International Corp. Ltd.	19,440	55,953
*	Lung Yen Life Service Corp.	59,000	72,852
	Lungteh Shipbuilding Co. Ltd.	6,000	15,745
	Luxe Green Energy Technology Co. Ltd.	28,490	29,961
	LuxNet Corp.	9,000	41,382
	M31 Technology Corp.	2,200	123,219
	Macauto Industrial Co. Ltd.	17,000	38,187
	Machvision, Inc.	8,358	73,531
	Macroblock, Inc.	8,000	25,771
	Macronix International Co. Ltd.	628,798	585,832
	Makalot Industrial Co. Ltd.	36,865	422,886
	Marketech International Corp.	9,000	42,135
	Materials Analysis Technology, Inc.	18,151	146,219
	Maxigen Biotech, Inc.	8,000	11,689
	Mayer Steel Pipe Corp.	64,000	67,222
	Mechema Chemicals International Corp.	13,000	33,048
	Medeon Biodesign, Inc.	13,649	20,777
	MediaTek, Inc.	105,000	3,240,050
	Mega Financial Holding Co. Ltd.	728,764	875,406
	Meiloon Industrial Co.	40,600	25,650
*	Mercuries & Associates Holding Ltd.	173,609	68,671
*	Mercuries Life Insurance Co. Ltd.	868,690	133,723
	Merida Industry Co. Ltd.	35,000	191,683
	Merry Electronics Co. Ltd.	48,854	159,007
	METAAGE Corp.	8,000	18,067
	Micro-Star International Co. Ltd.	184,000	1,067,205
	Mildef Crete, Inc.	18,000	47,009
	MIN AIK Technology Co. Ltd.	58,600	37,474
	Mirle Automation Corp.	61,000	69,831
	Mitac Holdings Corp.	403,560	580,037
#	momo.com, Inc.	17,928	248,858
	MOSA Industrial Corp.	30,297	22,167
	Mosel Vitelic, Inc.	10,000	9,899
	MPI Corp.	30,000	264,115
	MSSCORPS Co. Ltd.	6,000	26,841
	Nak Sealing Technologies Corp.	19,000	77,914
	Namchow Holdings Co. Ltd.	63,000	104,838
	Nan Liu Enterprise Co. Ltd.	7,000	16,140
	Nan Ya Plastics Corp.	282,000	546,519
	Nan Ya Printed Circuit Board Corp.	61,000	440,386
	Nang Kuang Pharmaceutical Co. Ltd.	14,000	21,905
	Nantex Industry Co. Ltd.	52,780	60,884
	Nanya Technology Corp.	257,432	564,617
	National Aerospace Fasteners Corp.	8,000	23,209
	National Petroleum Co. Ltd.	12,000	25,574
	Netronix, Inc.	17,000	48,936
	New Best Wire Industrial Co. Ltd.	14,400	15,896
*	Newmax Technology Co. Ltd.	26,000	27,182
	Nexcom International Co. Ltd.	13,000	19,442
	Nichidenbo Corp.	52,030	93,924
	Nien Hsing Textile Co. Ltd.	51,245	31,254
	Nien Made Enterprise Co. Ltd.	50,000	534,518
	Niko Semiconductor Co. Ltd.	13,920	24,351
	Nishoku Technology, Inc.	16,000	52,939
	Nova Technology Corp.	10,000	44,417
	Novatek Microelectronics Corp.	80,000	1,303,176

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nuvoton Technology Corp.	43,000	$175,995
	O-Bank Co. Ltd.	458,620	137,839
*	Ocean Plastics Co. Ltd.	52,000	60,325
	OK Biotech Co. Ltd.	18,857	14,907
#	Oneness Biotech Co. Ltd.	15,927	87,733
	Orient Semiconductor Electronics Ltd.	146,107	297,324
	Oriental Union Chemical Corp.	143,000	84,328
	O-TA Precision Industry Co. Ltd.	29,422	83,343
	Pacific Construction Co.	29,000	9,258
	Pacific Hospital Supply Co. Ltd.	16,496	44,530
	Paiho Shih Holdings Corp.	58,159	33,251
	Pan German Universal Motors Ltd.	3,000	28,164
	Pan Jit International, Inc.	51,700	101,838
	Pan-International Industrial Corp.	165,000	174,129
	Parade Technologies Ltd.	9,000	319,294
	Paragon Technologies Co. Ltd.	26,000	27,773
	Parpro Corp.	19,000	20,181
*	PChome Online, Inc.	35,268	50,397
	PCL Technologies, Inc.	15,379	35,666
	P-Duke Technology Co. Ltd.	23,968	73,204
	Pegatron Corp.	393,000	1,036,015
	Pegavision Corp.	10,684	132,511
*	PharmaEssentia Corp.	7,219	72,485
	Phison Electronics Corp.	40,000	671,770
	Phoenix Silicon International Corp.	8,000	13,065
	Pixart Imaging, Inc.	34,000	172,583
	Planet Technology Corp.	14,000	64,024
	Plastron Precision Co. Ltd.	51,126	29,028
	Polytronics Technology Corp.	12,564	21,188
	Pou Chen Corp.	666,000	670,454
	Power Wind Health Industry, Inc.	11,968	43,005
	Powerchip Semiconductor Manufacturing Corp.	856,000	736,012
	Powertech Technology, Inc.	339,000	1,573,871
	Poya International Co. Ltd.	20,152	332,032
	President Chain Store Corp.	79,000	666,077
	President Securities Corp.	455,652	273,989
	Primax Electronics Ltd.	181,000	379,430
	Prince Housing & Development Corp.	421,000	141,049
	Princeton Technology Corp.	11,000	10,107
	Pro Hawk Corp.	6,000	28,548
	Promate Electronic Co. Ltd.	39,000	74,401
	Prosperity Dielectrics Co. Ltd.	35,086	50,961
	Qisda Corp.	303,000	450,113
	QST International Corp.	27,819	54,515
	Qualipoly Chemical Corp.	21,000	25,128
	Quang Viet Enterprise Co. Ltd.	17,000	59,598
	Quanta Computer, Inc.	65,000	513,956
	Quanta Storage, Inc.	62,000	158,098
	Quintain Steel Co. Ltd.	68,209	33,366
	Radiant Opto-Electronics Corp.	159,000	703,152
*	Radium Life Tech Co. Ltd.	287,089	86,304
	Rafael Microelectronics, Inc.	3,821	17,652
	Raydium Semiconductor Corp.	2,000	23,999
	Realtek Semiconductor Corp.	20,000	299,308
	Rechi Precision Co. Ltd.	146,000	103,025
*	Rexon Industrial Corp. Ltd.	29,000	41,321
*	Rich Development Co. Ltd.	251,000	75,317
	Right WAY Industrial Co. Ltd.	17,000	8,784
*	Ritek Corp.	311,084	77,409

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Rodex Fasteners Corp.	13,000	$18,307
	Ruentex Development Co. Ltd.	372,888	424,765
	Ruentex Engineering & Construction Co.	19,000	71,459
	Ruentex Industries Ltd.	192,904	369,628
	Run Long Construction Co. Ltd.	33,000	108,515
	Sakura Development Co. Ltd.	13,910	21,450
	Sampo Corp.	104,400	95,018
	San Fang Chemical Industry Co. Ltd.	75,679	63,481
	San Far Property Ltd.	128,925	89,373
	San Shing Fastech Corp.	44,000	77,288
	Sanitar Co. Ltd.	13,000	15,093
	Sanyang Motor Co. Ltd.	144,000	323,795
	Savior Lifetec Corp.	72,074	45,973
	SCI Pharmtech, Inc.	4,901	14,864
	Scientech Corp.	10,000	69,140
	ScinoPharm Taiwan Ltd.	26,000	20,868
	SDI Corp.	28,000	91,550
	Sea Sonic Electronics Co. Ltd.	19,000	55,817
	Senao International Co. Ltd.	28,000	33,831
#	Senao Networks, Inc.	10,000	76,370
	Sensortek Technology Corp.	4,000	57,402
	Sercomm Corp.	85,000	352,093
	Sesoda Corp.	79,104	81,550
	Shanghai Commercial & Savings Bank Ltd.	419,903	593,466
	Shan-Loong Transportation Co. Ltd.	44,000	41,877
	Sharehope Medicine Co. Ltd.	17,001	17,595
	Sheng Yu Steel Co. Ltd.	40,000	35,893
	ShenMao Technology, Inc.	21,000	44,825
	Shih Her Technologies, Inc.	19,000	55,147
	Shih Wei Navigation Co. Ltd.	165,666	102,611
	Shihlin Electric & Engineering Corp.	64,000	247,852
	Shin Hsiung Natural Gas Co. Ltd.	7,590	13,576
*	Shin Kong Financial Holding Co. Ltd.	3,171,243	849,107
	Shin Ruenn Development Co. Ltd.	13,000	24,202
	Shin Zu Shing Co. Ltd.	52,980	252,513
	Shinfox Energy Co. Ltd.	15,000	52,491
*	Shining Building Business Co. Ltd.	191,632	62,987
	Shinkong Insurance Co. Ltd.	78,000	171,811
	Shinkong Synthetic Fibers Corp.	548,000	262,053
	Shinkong Textile Co. Ltd.	14,000	20,217
	Shiny Chemical Industrial Co. Ltd.	25,360	107,166
	ShunSin Technology Holding Ltd.	7,000	41,938
*	Shuttle, Inc.	77,000	41,949
	Sigurd Microelectronics Corp.	233,226	502,736
	Silergy Corp.	18,000	221,521
	Silicon Integrated Systems Corp.	20,000	26,334
	Simplo Technology Co. Ltd.	34,600	447,762
	Sinbon Electronics Co. Ltd.	29,064	239,286
	Sincere Navigation Corp.	133,900	97,972
	Sinher Technology, Inc.	28,000	30,600
	Sinmag Equipment Corp.	17,420	81,738
	Sino-American Silicon Products, Inc.	197,000	1,204,540
	Sinon Corp.	180,000	221,712
	SinoPac Financial Holdings Co. Ltd.	1,898,324	1,161,721
	Sinphar Pharmaceutical Co. Ltd.	30,340	31,660
	Sinyi Realty, Inc.	80,544	74,582
	Sirtec International Co. Ltd.	42,800	41,322
#	Sitronix Technology Corp.	51,000	442,532
	Siward Crystal Technology Co. Ltd.	64,000	67,966

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Soft-World International Corp.	21,000	$96,037
	Solar Applied Materials Technology Corp.	98,398	123,571
	Solomon Technology Corp.	56,000	70,685
	Solteam, Inc.	11,849	16,110
	Sonix Technology Co. Ltd.	50,000	84,932
	Speed Tech Corp.	28,000	52,493
	Spirox Corp.	29,000	56,723
	Sporton International, Inc.	23,330	172,729
	St Shine Optical Co. Ltd.	17,000	104,082
	Standard Chemical & Pharmaceutical Co. Ltd.	32,000	65,491
	Standard Foods Corp.	114,402	136,795
	Stark Technology, Inc.	19,200	73,798
	Sun Yad Construction Co. Ltd.	51,149	22,511
	Sunfun Info Co. Ltd.	2,920	20,507
	Sunjuice Holdings Co. Ltd.	5,000	36,756
	Sunko INK Co. Ltd.	55,250	25,316
	SunMax Biotechnology Co. Ltd.	11,000	70,786
	Sunny Friend Environmental Technology Co. Ltd.	19,737	68,538
	Sunonwealth Electric Machine Industry Co. Ltd.	70,000	260,585
	Sunplus Technology Co. Ltd.	183,000	188,479
	Sunrex Technology Corp.	34,561	62,179
	Sunspring Metal Corp.	41,351	33,247
	Supreme Electronics Co. Ltd.	169,487	325,610
	Swancor Holding Co. Ltd.	12,000	37,536
	Sweeten Real Estate Development Co. Ltd.	23,320	20,677
	Symtek Automation Asia Co. Ltd.	16,111	53,094
	Syncmold Enterprise Corp.	45,000	110,223
	Synmosa Biopharma Corp.	53,136	63,760
	Synnex Technology International Corp.	273,250	627,376
	Systex Corp.	51,000	187,872
	T3EX Global Holdings Corp.	35,039	101,078
	TA Chen Stainless Pipe	599,820	709,314
	Ta Liang Technology Co. Ltd.	22,660	40,285
	Ta Ya Electric Wire & Cable	106,174	118,125
	Tah Hsin Industrial Corp.	16,011	36,707
	TA-I Technology Co. Ltd.	34,750	50,167
*	Tai Tung Communication Co. Ltd.	28,511	22,289
	Taichung Commercial Bank Co. Ltd.	1,352,708	678,196
	TaiDoc Technology Corp.	16,471	84,063
	Taiflex Scientific Co. Ltd.	70,060	107,878
	Taimide Tech, Inc.	34,450	45,291
	Tainan Enterprises Co. Ltd.	37,000	33,629
	Tainan Spinning Co. Ltd.	518,240	245,400
	Tai-Saw Technology Co. Ltd.	27,000	22,137
	Taishin Financial Holding Co. Ltd.	2,220,436	1,216,380
	Taisun Enterprise Co. Ltd.	69,000	46,007
	Taita Chemical Co. Ltd.	126,197	67,235
	TAI-TECH Advanced Electronics Co. Ltd.	13,000	46,817
	Taiwan Business Bank	1,866,392	795,375
	Taiwan Cement Corp.	923,102	939,472
	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	47,793
	Taiwan Cogeneration Corp.	121,728	153,681
	Taiwan Cooperative Financial Holding Co. Ltd.	1,357,816	1,101,591
	Taiwan Environment Scientific Co. Ltd.	6,000	10,323
	Taiwan FamilyMart Co. Ltd.	17,000	102,306
	Taiwan Fertilizer Co. Ltd.	231,000	501,609
	Taiwan Fire & Marine Insurance Co. Ltd.	96,000	79,899
	Taiwan FU Hsing Industrial Co. Ltd.	36,000	55,741
*	Taiwan Glass Industry Corp.	400,046	229,792

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan High Speed Rail Corp.	306,000	$288,725
	Taiwan Hon Chuan Enterprise Co. Ltd.	99,927	445,522
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	54,000	65,786
††	Taiwan Land Development Corp.	269,666	4,329
	Taiwan Line Tek Electronic	13,390	14,900
#	Taiwan Mask Corp.	69,000	148,733
	Taiwan Mobile Co. Ltd.	170,000	531,393
	Taiwan Navigation Co. Ltd.	88,000	90,942
	Taiwan Paiho Ltd.	103,000	175,933
	Taiwan PCB Techvest Co. Ltd.	101,000	132,602
	Taiwan Sakura Corp.	51,200	114,793
	Taiwan Sanyo Electric Co. Ltd.	19,000	23,160
	Taiwan Secom Co. Ltd.	62,000	230,636
	Taiwan Semiconductor Co. Ltd.	78,000	200,474
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	14,613,522
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	23,421,636
	Taiwan Shin Kong Security Co. Ltd.	56,560	72,391
	Taiwan Styrene Monomer	119,000	54,474
	Taiwan Surface Mounting Technology Corp.	78,800	233,324
	Taiwan Taxi Co. Ltd.	7,292	25,265
*	Taiwan TEA Corp.	281,000	182,229
	Taiwan Union Technology Corp.	65,000	280,867
	Taiwan-Asia Semiconductor Corp.	117,889	163,755
	Taiyen Biotech Co. Ltd.	42,000	45,541
*	Tatung Co. Ltd.	318,000	443,692
	TCI Co. Ltd.	30,256	165,906
	Te Chang Construction Co. Ltd.	29,000	64,763
	Teco Electric & Machinery Co. Ltd.	440,000	645,312
	Tehmag Foods Corp.	8,560	80,126
	TEKOM Technologies, Inc.	3,000	10,692
	Tera Autotech Corp.	29,187	23,569
	Test Research, Inc.	42,000	93,293
	Test Rite International Co. Ltd.	62,000	40,409
*	Tex-Ray Industrial Co. Ltd.	50,000	17,493
	Thermaltake Technology Co. Ltd.	19,000	25,940
	Thinking Electronic Industrial Co. Ltd.	24,000	121,678
	Thye Ming Industrial Co. Ltd.	44,800	94,171
	Ton Yi Industrial Corp.	294,000	142,605
#	Tong Hsing Electronic Industries Ltd.	55,233	253,222
	Tong Yang Industry Co. Ltd.	129,000	351,450
	Tong-Tai Machine & Tool Co. Ltd.	85,060	49,894
	Top Union Electronics Corp.	11,000	11,441
	Topco Scientific Co. Ltd.	50,288	301,266
	Topkey Corp.	26,000	151,315
	Topoint Technology Co. Ltd.	65,200	58,233
	Toung Loong Textile Manufacturing	42,840	30,498
	TPK Holding Co. Ltd.	139,000	158,177
	Trade-Van Information Services Co.	11,000	23,495
	Transcend Information, Inc.	24,000	60,281
	Transcom, Inc.	8,800	44,501
	Tripod Technology Corp.	149,000	889,707
	Tsang Yow Industrial Co. Ltd.	21,000	19,402
	Tsann Kuen Enterprise Co. Ltd.	11,226	13,976
	TSC Auto ID Technology Co. Ltd.	12,680	91,546
	TSEC Corp.	80,790	73,226
	TSRC Corp.	216,000	152,170
	TST Group Holding Ltd.	3,000	11,818
	Ttet Union Corp.	12,000	54,019
	TTFB Co. Ltd.	4,536	34,140

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TTY Biopharm Co. Ltd.	60,000	$148,942
*	Tul Corp.	19,000	53,483
	Tung Ho Steel Enterprise Corp.	248,570	585,910
	Tung Thih Electronic Co. Ltd.	19,000	78,882
	TURVO International Co. Ltd.	10,410	42,031
	TXC Corp.	99,000	299,846
	TYC Brother Industrial Co. Ltd.	116,000	145,461
*	Tycoons Group Enterprise	100,991	36,413
*	Tyntek Corp.	110,000	65,381
	UDE Corp.	34,000	61,128
	U-Ming Marine Transport Corp.	189,000	288,685
	Unic Technology Corp.	28,000	20,212
#	Unimicron Technology Corp.	368,000	2,064,582
	Union Bank of Taiwan	911,393	412,147
	Uni-President Enterprises Corp.	907,560	2,097,265
	Unitech Computer Co. Ltd.	14,000	15,047
	Unitech Printed Circuit Board Corp.	198,586	120,325
	United Integrated Services Co. Ltd.	64,000	566,203
#	United Microelectronics Corp., Sponsored ADR	5,400	41,634
#	United Microelectronics Corp.	1,575,000	2,453,312
	United Orthopedic Corp.	18,422	57,146
	United Radiant Technology	34,000	19,836
	United Recommend International Co. Ltd.	15,682	43,962
#	United Renewable Energy Co. Ltd.	502,206	207,294
*††	Unity Opto Technology Co. Ltd.	186,000	0
	Universal Cement Corp.	209,213	194,425
	Universal Vision Biotechnology Co. Ltd.	15,476	135,734
	UPC Technology Corp.	321,221	153,017
*	UPI Semiconductor Corp.	10,000	81,796
	Userjoy Technology Co. Ltd.	9,328	23,133
	USI Corp.	392,204	228,867
	Utechzone Co. Ltd.	15,000	35,854
#	Vanguard International Semiconductor Corp.	275,000	645,251
	Ve Wong Corp.	18,000	31,934
	Ventec International Group Co. Ltd., Class C	21,000	61,190
	Via Technologies, Inc.	7,000	30,992
	Viking Tech Corp.	7,000	11,630
	Visco Vision, Inc.	5,000	38,277
	VisEra Technologies Co. Ltd.	12,000	107,832
	Visual Photonics Epitaxy Co. Ltd.	24,500	105,445
	Voltronic Power Technology Corp.	15,442	660,344
	Wafer Works Corp.	137,048	180,223
#	Waffer Technology Corp.	22,463	72,435
	Wah Hong Industrial Corp.	27,000	29,867
	Wah Lee Industrial Corp.	76,500	236,270
#	Walsin Lihwa Corp.	644,038	727,175
	Walsin Technology Corp.	97,398	333,863
	Walton Advanced Engineering, Inc.	127,000	63,968
#	Wan Hai Lines Ltd.	244,500	381,737
	WAN HWA Enterprise Co.	23,000	9,208
	WEI Chih Steel Industrial Co. Ltd.	15,000	11,559
	Wei Chuan Foods Corp.	104,000	61,899
	Weikeng Industrial Co. Ltd.	134,734	131,631
	Well Shin Technology Co. Ltd.	34,000	55,482
	WELLELL, Inc.	24,000	21,094
	Wholetech System Hitech Ltd.	19,000	47,994
	Win Semiconductors Corp.	64,840	319,494
	Winbond Electronics Corp.	1,052,479	914,830
	Winstek Semiconductor Co. Ltd.	28,000	108,900

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	WinWay Technology Co. Ltd.	5,000	$126,576
	Wisdom Marine Lines Co. Ltd.	158,236	259,868
	Wistron Corp.	448,288	1,641,327
	Wistron Information Technology & Services Corp.	5,329	23,277
	Wistron NeWeb Corp.	112,796	513,919
	Wiwynn Corp.	11,000	775,509
	Wonderful Hi-Tech Co. Ltd.	44,357	43,175
#	Wowprime Corp.	35,184	272,048
	WPG Holdings Ltd.	425,520	1,184,606
	WT Microelectronics Co. Ltd.	102,829	516,546
	WUS Printed Circuit Co. Ltd.	70,735	78,683
	XinTec, Inc.	54,000	216,410
	Xxentria Technology Materials Corp.	29,700	68,384
	Yageo Corp.	45,440	799,249
#	Yang Ming Marine Transport Corp.	598,215	912,173
	Yankey Engineering Co. Ltd.	9,519	99,702
	YC INOX Co. Ltd.	80,094	66,576
	Yea Shin International Development Co. Ltd.	101,236	110,399
	Yem Chio Co. Ltd.	185,936	100,352
	Yen Sun Technology Corp.	11,000	14,828
*	Yeong Guan Energy Technology Group Co. Ltd.	43,164	69,474
	YFC-Boneagle Electric Co. Ltd.	32,321	25,804
	YFY, Inc.	469,000	448,713
	Yi Jinn Industrial Co. Ltd.	92,800	54,205
	Yieh Phui Enterprise Co. Ltd.	366,212	179,927
	Yonyu Plastics Co. Ltd.	38,000	37,663
	Young Fast Optoelectronics Co. Ltd.	30,000	57,834
	Youngtek Electronics Corp.	30,160	62,358
	Yuanta Financial Holding Co. Ltd.	1,619,938	1,396,538
	Yuanta Futures Co. Ltd.	15,792	30,552
	Yuen Chang Stainless Steel Co. Ltd., Class C	31,547	16,336
	Yuen Foong Yu Consumer Products Co. Ltd.	35,000	47,138
	Yulon Finance Corp.	91,223	508,501
	Yulon Motor Co. Ltd.	239,536	529,690
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	14,000	33,421
	Yungshin Construction & Development Co. Ltd.	30,000	88,814
	YungShin Global Holding Corp.	42,800	63,316
	Yusin Holding Corp.	6,000	21,703
	Zeng Hsing Industrial Co. Ltd.	23,635	76,240
	Zenitron Corp.	78,000	83,036
	Zero One Technology Co. Ltd.	40,528	88,366
	Zhen Ding Technology Holding Ltd.	181,400	583,988
	Zig Sheng Industrial Co. Ltd.	168,000	54,202
*	Zinwell Corp.	137,000	92,359
	Zippy Technology Corp.	45,000	68,461
	Zyxel Group Corp.	79,944	121,434
TOTAL TAIWAN			215,157,762
THAILAND — (0.6%)
	AAPICO Hitech PCL	71,300	58,784
*	Absolute Clean Energy PCL	496,900	21,569
	Advanced Info Service PCL	83,800	517,291
	Advanced Information Technology PCL, Class F	290,300	29,785
	AEON Thana Sinsap Thailand PCL	29,800	127,255
	After You PCL	82,900	21,498
	Airports of Thailand PCL	162,100	273,003
*	AJ Plast PCL	58,400	10,700
	Allianz Ayudhya Capital PCL	9,200	8,687
	Amata Corp. PCL	274,900	165,045

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	AP Thailand PCL	765,200	$230,784
	Asia Plus Group Holdings PCL	679,600	53,636
	Asia Sermkij Leasing PCL, NVDR	24,600	13,799
	Asset World Corp. PCL	392,000	43,976
	Assetwise PCL	49,300	11,534
	B Grimm Power PCL	76,600	59,915
	Bangchak Corp. PCL	461,800	546,701
	Bangkok Airways PCL	132,200	54,777
	Bangkok Bank PCL	39,600	157,384
	Bangkok Bank PCL, NVDR	35,500	141,089
	Bangkok Chain Hospital PCL	196,200	124,984
	Bangkok Commercial Asset Management PCL	278,000	61,904
	Bangkok Dusit Medical Services PCL, Class F	566,500	439,116
	Bangkok Expressway & Metro PCL	677,440	140,348
	Bangkok Insurance PCL	15,100	130,666
*	Bangkok Land PCL	4,528,100	91,896
	Bangkok Life Assurance PCL, NVDR	137,800	74,187
*	Bangkok Ranch PCL	29,300	2,147
	Banpu PCL	1,516,833	265,080
	Banpu Power PCL	99,800	40,789
	BCPG PCL	127,400	29,805
	BEC World PCL	309,452	40,472
#	Berli Jucker PCL	175,350	117,139
*	Better World Green PCL	1,758,200	25,275
	BG Container Glass PCL	32,000	6,810
*	Bound & Beyond PCL	65,700	23,704
	BTS Group Holdings PCL	679,500	114,918
	Bumrungrad Hospital PCL	55,700	376,802
	Business Online PCL	80,300	20,484
	Cal-Comp Electronics Thailand PCL, Class F	1,081,743	81,716
	Carabao Group PCL, Class F	45,100	95,660
	Central Pattana PCL	114,800	209,522
*	Central Plaza Hotel PCL	14,500	17,779
	Central Retail Corp. PCL	198,375	185,920
	CH Karnchang PCL	232,300	140,778
	Charoen Pokphand Foods PCL	552,377	289,598
	Chularat Hospital PCL, Class F	1,709,500	142,629
	CK Power PCL	271,900	29,277
	Com7 PCL, Class F	208,300	124,472
*	Country Group Development PCL	907,200	8,950
*	Country Group Holdings PCL, Class F	420,300	8,411
	CP ALL PCL	119,700	176,290
	Delta Electronics Thailand PCL	123,600	274,357
*	Demco PCL	239,200	16,451
	Dhipaya Group Holdings PCL	133,200	111,696
	Diamond Building Products PCL	85,800	19,952
	Dynasty Ceramic PCL	1,370,220	62,568
	Eastern Polymer Group PCL, Class F	259,000	55,483
	Eastern Water Resources Development & Management PCL, Class F	233,400	26,710
	Ekachai Medical Care PCL	95,300	20,147
	Electricity Generating PCL	27,900	103,413
	Energy Absolute PCL	164,800	184,647
	Exotic Food PCL, Class F	42,200	26,763
	Forth Corp. PCL	71,200	34,318
	Forth Smart Service PCL	86,500	16,701
	Frasers Property Thailand PCL	25,000	10,570
*	General Engineering PCL	1,863,500	9,980
	GFPT PCL	118,400	38,046
	Global Green Chemicals PCL, Class F	117,000	28,527

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Global Power Synergy PCL, Class F	50,831	$70,564
*	Green Tech Ventures PCL, Class F	1,921,500	9,749
	Gulf Energy Development PCL	78,400	96,129
	Gunkul Engineering PCL	1,242,100	107,133
	Haad Thip PCL	27,800	12,459
	Hana Microelectronics PCL	141,600	190,583
	Heng Leasing & Capital PCL	169,400	8,547
	Home Product Center PCL	636,320	188,327
	Ichitan Group PCL	155,600	76,314
	Index Livingmall PCL	63,600	39,798
	Indorama Ventures PCL	235,200	156,457
	Intouch Holdings PCL, Class F	10,900	22,659
	IRPC PCL	2,471,700	135,856
*	IT City PCL	21,800	2,028
*	Italian-Thai Development PCL	1,448,300	30,209
#	Jasmine International PCL	1,589,900	92,317
#	Jaymart Group Holdings PCL	65,700	26,667
	JMT Network Services PCL	83,580	48,295
	Karmarts PCL	338,400	143,077
	KCE Electronics PCL	186,800	234,306
	KGI Securities Thailand PCL	504,800	65,737
#	Khon Kaen Sugar Industry PCL	625,296	44,063
	Kiatnakin Phatra Bank PCL	90,400	124,220
	Krung Thai Bank PCL	312,000	139,829
#	Krungthai Card PCL	128,800	158,833
	Ladprao General Hospital PCL, Class F	56,700	7,863
	Lalin Property PCL	23,700	5,277
	Land & Houses PCL	1,213,500	261,667
	Land & Houses PCL, NVDR	108,300	23,353
	Lanna Resources PCL	121,200	50,902
	LH Financial Group PCL	1,555,400	43,842
*	Loxley PCL	909,200	35,622
	LPN Development PCL	565,100	59,891
	Major Cineplex Group PCL	54,700	21,586
	MBK PCL	284,412	128,267
	MC Group PCL	93,300	33,925
	MCS Steel PCL	101,800	17,934
*	MDX PCL	63,100	5,051
	Mega Lifesciences PCL	117,700	142,657
	Minor International PCL	401,346	345,037
	MK Restaurants Group PCL	60,200	61,511
	Muangthai Capital PCL	124,500	149,144
	Namyong Terminal PCL	161,200	18,993
	Netbay PCL	22,700	15,356
	Next Capital PCL	115,700	8,349
	Ngern Tid Lor PCL	243,837	149,831
	Noble Development PCL	162,000	17,717
	Nonthavej Hospital PCL	10,100	10,605
	Northeast Rubber PCL	278,200	42,737
*	Nusasiri PCL	1,219,100	10,996
	Origin Property PCL, Class F	315,200	72,409
	Osotspa PCL	114,600	67,188
	Plan B Media Pcl, Class F	667,764	165,635
*	Platinum Group PCL, Class F	367,600	30,877
#	Polyplex Thailand PCL	171,000	50,128
	Praram 9 Hospital PCL	51,200	25,544
#	Precious Shipping PCL	252,100	54,005
	Prima Marine PCL	355,600	59,638
*	Principal Capital PCL	74,100	9,608

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Property Perfect PCL	3,542,385	$27,958
	Pruksa Holding PCL	319,400	108,935
*	PSG Corp. PCL	499,700	8,733
	PTG Energy PCL	374,700	90,830
	PTT Exploration & Production PCL	257,700	1,089,564
	PTT Global Chemical PCL	223,300	210,853
	PTT Oil & Retail Business PCL	65,500	33,417
	PTT PCL	1,306,600	1,242,978
	Quality Houses PCL	2,775,632	173,685
	R&B Food Supply PCL	50,900	18,221
*	Rabbit Holdings PCL, Class F	4,054,534	52,571
*	Raimon Land PCL	1,256,400	14,520
	Rajthanee Hospital PCL	75,000	56,021
	Ramkhamhaeng Hospital PCL, Class F	8,800	8,061
#	Ratch Group PCL	133,400	113,744
	Ratchaphruek Hospital PCL, Class F	70,600	12,935
	Ratchthani Leasing PCL	777,737	55,682
	Regional Container Lines PCL	140,400	99,925
*	Roctec Global PCL	280,600	4,508
	Rojana Industrial Park PCL	322,357	53,154
	RS PCL	134,310	52,244
*	S Hotels & Resorts PCL	202,000	13,665
	Sabina PCL	46,985	37,082
	Saha Pathana Inter-Holding PCL	18,900	37,691
	Saha Pathanapibul PCL	6,200	10,660
	Sahamitr Pressure Container PCL	69,300	18,557
	Saha-Union PCL	22,400	20,204
*	Samart Corp. PCL	126,000	18,468
	Sansiri PCL	4,857,500	245,083
	Sappe PCL	33,800	81,695
	SC Asset Corp. PCL	708,025	65,060
	SCB X PCL	77,300	226,600
	SCG Ceramics PCL	312,000	8,706
	SCG Packaging PCL	109,800	97,490
	Sena Development PCL	241,700	15,942
	Sermsang Power Corp. Co. Ltd.	81,457	19,287
	Siam Cement PCL, NVDR	5,100	38,813
	Siam Cement PCL	25,700	195,589
	Siam City Cement PCL	16,168	61,295
#	Siam Global House PCL	94,734	40,588
*	Siam Wellness Group Pcl, Class F	90,400	32,361
	Siamgas & Petrochemicals PCL	221,200	49,880
	Sikarin PCL, Class F	215,200	61,265
	Singer Thailand PCL	51,800	14,163
	Singha Estate PCL	496,000	11,324
#	Sino-Thai Engineering & Construction PCL	203,400	49,019
	SISB PCL	9,500	10,109
	SNC Former PCL	49,100	11,971
	Somboon Advance Technology PCL	74,100	38,013
	SPCG PCL	175,825	60,463
	Sri Trang Agro-Industry PCL	346,740	169,082
	Sri Trang Gloves Thailand PCL	340,700	69,144
	Srinanaporn Marketing PCL	92,100	48,286
	Srisawad Capital 1969 PCL	337,200	31,745
	Srisawad Corp. PCL	152,467	169,754
	Srivichai Vejvivat PCL	95,700	21,580
	Star Petroleum Refining PCL	482,813	114,316
	Stars Microelectronics Thailand PCL	165,500	15,301
*	STP & I PCL	412,920	36,313

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Supalai PCL	498,100	$276,586
*	Super Energy Corp. PCL	5,584,020	66,106
	Susco PCL	111,200	14,355
	SVI PCL	101,500	19,025
	Synnex Thailand PCL	61,700	18,435
	Syntec Construction PCL	242,400	11,547
	Taokaenoi Food & Marketing PCL, Class F	153,600	46,759
	Tata Steel Thailand PCL	988,400	22,288
	Thai Nakarin Hospital PCL	12,500	12,772
	Thai Oil PCL	234,784	362,326
*	Thai Reinsurance PCL	297,000	6,111
	Thai Solar Energy PCL, Class F	312,228	17,513
	Thai Stanley Electric PCL, Class F	8,800	51,097
	Thai Union Group PCL, Class F	547,800	234,700
	Thai Vegetable Oil PCL	181,150	107,227
	Thai Wah PCL, Class F	134,500	14,861
	Thaicom PCL	188,200	62,596
	Thaifoods Group PCL, Class F	489,900	49,988
	Thanachart Capital PCL	97,700	139,758
	Thonburi Healthcare Group PCL	74,300	98,955
	Thoresen Thai Agencies PCL	544,900	95,226
	Tipco Asphalt PCL	208,200	94,483
	TIPCO Foods PCL	132,600	35,320
	Tisco Financial Group PCL, NVDR	31,000	86,506
	Tisco Financial Group PCL	37,100	103,528
	TKS Technologies PCL	86,100	16,503
	TMBThanachart Bank PCL	2,923,949	147,526
	TMT Steel PCL	109,200	18,006
	TOA Paint Thailand PCL	97,300	57,869
	TPI Polene PCL	2,384,500	94,096
	TPI Polene Power PCL	801,627	75,920
	TQM Alpha PCL	74,800	61,143
*	True Corp. PCL	2,261,993	385,739
	TTCL PCL	75,100	7,282
	TTW PCL	254,500	69,225
	Union Auction PCL	164,600	50,107
	United Paper PCL	73,700	24,305
	Univanich Palm Oil PCL	127,800	31,880
	Univentures PCL	363,800	21,534
	Vanachai Group PCL	72,500	7,316
	VGI PCL	637,050	28,371
	WHA Corp. PCL	528,700	70,637
	WHA Utilities & Power PCL	205,600	22,717
	Workpoint Entertainment PCL	33,320	9,674
*	Xspring Capital PCL	1,577,100	47,565
*	YGGDRAZIL Group PCL	78,400	15,248
TOTAL THAILAND			20,758,204
TURKEY — (0.3%)
	Akbank TAS	274,538	357,370
	Aksa Akrilik Kimya Sanayii AS	84,735	260,108
	Aksa Enerji Uretim AS	135,820	161,158
	Alarko Holding AS	38,338	135,097
*	Albaraka Turk Katilim Bankasi AS	411,937	57,482
	Alkim Alkali Kimya AS	26,857	33,770
*	Anadolu Anonim Turk Sigorta Sirketi	59,865	140,504
	Anadolu Efes Biracilik Ve Malt Sanayii AS	13,237	61,406
	Anadolu Hayat Emeklilik AS	37,705	52,916
	Arcelik AS	46,477	216,624

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Aselsan Elektronik Sanayi Ve Ticaret AS	20,836	$34,727
	Bera Holding AS	237,186	101,889
	BIM Birlesik Magazalar AS	40,857	512,344
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	10,522	211,760
	Borusan Yatirim ve Pazarlama AS	421	36,111
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	10,209
	Cimsa Cimento Sanayi VE Ticaret AS	101,808	110,573
	Coca-Cola Icecek AS	30,091	530,835
	Dogan Sirketler Grubu Holding AS	492,406	214,383
	EGE Endustri VE Ticaret AS	351	126,704
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	64,091
Ω	Enerjisa Enerji AS	61,562	112,667
	Enka Insaat ve Sanayi AS	92,855	113,712
*	Eregli Demir ve Celik Fabrikalari TAS	35,118	49,794
*	Fenerbahce Futbol AS	1	4
	Ford Otomotiv Sanayi AS	11,312	328,575
	Global Yatirim Holding AS	120,279	45,053
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	53,484	43,113
	GSD Holding AS	65,759	8,968
#*	Gubre Fabrikalari TAS	6,467	31,035
*	Hektas Ticaret TAS	241,840	141,718
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	24,192	28,912
*	Is Finansal Kiralama AS	35,715	14,827
	Is Yatirim Menkul Degerler AS, Class A	413,087	470,148
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	38,641	28,041
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	198,891	175,217
	KOC Holding AS	38,439	203,014
	Kordsa Teknik Tekstil AS	17,841	48,809
	Koza Altin Isletmeleri AS	221,214	151,100
*	Koza Anadolu Metal Madencilik Isletmeleri AS	38,753	62,728
	Logo Yazilim Sanayi Ve Ticaret AS	32,224	94,724
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	34,528	162,290
	Migros Ticaret AS	38,967	524,097
*Ω	MLP Saglik Hizmetleri AS	5,480	29,437
*	NET Holding AS	46,404	41,323
	Nuh Cimento Sanayi AS	13,762	143,913
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	119,899	36,519
*	Otokar Otomotiv Ve Savunma Sanayi AS	9,995	160,501
*	Oyak Cimento Fabrikalari AS	17,621	36,644
*	Pegasus Hava Tasimaciligi AS	8,731	215,827
*	Petkim Petrokimya Holding AS	190,463	136,100
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	124,251	124,719
	Sekerbank Turk AS	221,351	35,378
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,356	125,187
	Sok Marketler Ticaret AS	14,028	29,406
*	TAV Havalimanlari Holding AS	65,236	296,606
	Tekfen Holding AS	54,325	74,678
*	Teknosa Ic Ve Dis Ticaret AS	29,428	38,314
	Tofas Turk Otomobil Fabrikasi AS	33,556	272,204
*	Turk Hava Yollari AO	151,960	1,362,153
*	Turk Telekomunikasyon AS	64,091	68,948
	Turkcell Iletisim Hizmetleri AS	237,210	534,859
	Turkiye Petrol Rafinerileri AS	37,450	184,510
*	Turkiye Sinai Kalkinma Bankasi AS	135,650	36,589
	Turkiye Sise ve Cam Fabrikalari AS	216,994	351,960
*	Turkiye Vakiflar Bankasi TAO, Class D	140,334	65,333
*	Ulker Biskuvi Sanayi AS	49,077	150,995
*	Vestel Elektronik Sanayi ve Ticaret AS	32,970	66,665
	Yapi ve Kredi Bankasi AS	548,219	393,758

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	61,645	$66,806
*	Zorlu Enerji Elektrik Uretim AS	297,691	45,691
TOTAL TURKEY			11,393,630
UNITED ARAB EMIRATES — (0.5%)
	Abu Dhabi Commercial Bank PJSC	412,884	1,011,709
	Abu Dhabi Islamic Bank PJSC	444,765	1,357,476
	Abu Dhabi National Hotels	1,034,210	245,670
	Abu Dhabi National Insurance Co. PSC	21,800	36,491
	Abu Dhabi National Oil Co. for Distribution PJSC	556,209	537,352
*	Abu Dhabi Ports Co. PJSC	84,972	143,670
	Abu Dhabi Ship Building Co. PJSC	10,866	11,684
	ADNOC Drilling Co. PJSC	398,956	398,375
	Agthia Group PJSC	119,231	165,194
	Air Arabia PJSC	731,475	592,754
*	Ajman Bank PJSC	308,456	172,167
*	AL Seer Marine Supplies & Equipment Co. LLC	40,528	73,424
	AL Yah Satellite Communications Co-PJSC-Yah Sat	271,373	169,723
	Aldar Properties PJSC	558,627	774,765
*	Alpha Dhabi Holding PJSC	11,516	55,722
	Amanat Holdings PJSC	473,891	152,206
*	Amlak Finance PJSC	316,009	67,944
*	Apex Investment Co. PSC	188,165	100,695
*††	Arabtec Holding PJSC	67,000	0
	Aramex PJSC	243,314	139,624
	Burjeel Holdings PLC	280,689	237,487
	Dana Gas PJSC	1,720,969	345,836
*	Deyaar Development PJSC	530,218	102,039
	Dubai Electricity & Water Authority PJSC	703,501	480,872
	Dubai Financial Market PJSC	367,445	136,082
	Dubai Investments PJSC	803,561	517,447
	Dubai Islamic Bank PJSC	925,076	1,591,807
	Emaar Development PJSC	415,278	785,843
	Emaar Properties PJSC	1,428,714	2,888,676
	Emirates Driving Co.	68,652	56,768
	Emirates Integrated Telecommunications Co. PJSC	214,497	329,987
	Emirates NBD Bank PJSC	428,707	2,064,652
	Emirates Telecommunications Group Co. PJSC	221,786	1,157,532
*	EMSTEEL Building Materials PJSC	689,064	260,419
*	Eshraq Investments PJSC	555,277	62,323
	Fertiglobe PLC	423,705	321,443
	First Abu Dhabi Bank PJSC	296,042	1,180,228
*	Ghitha Holding PJSC	9,030	92,226
*	Gulf Navigation Holding PJSC	41,242	78,528
*	Gulf Pharmaceutical Industries PSC	102,715	32,643
*	Manazel PJSC	560,892	52,508
*	Multiply Group PJSC	871,861	684,598
	National Central Cooling Co. PJSC	1,991	1,739
*	National Corp. for Tourism & Hotels	71,717	62,872
*	Palms Sports PrJSC	10,658	39,725
*	RAK Properties PJSC	431,444	153,881
	Ras Al Khaimah Ceramics	179,040	131,614
	Salik Co. PJSC	143,399	135,310
*	Shuaa Capital PSC	558,798	29,654
	Taaleem Holdings PJSC	23,854	25,037
	TECOM Group PJSC	37,965	27,815
*	Union Properties PJSC	961,862	71,910
TOTAL UNITED ARAB EMIRATES			20,346,146

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (8.4%)
	3i Group PLC	173,852	$5,442,426
	4imprint Group PLC	8,383	574,856
	abrdn PLC	631,517	1,343,511
*	Accesso Technology Group PLC	4,553	31,608
	Accrol Group Holdings PLC	39,384	17,443
*	Accsys Technologies PLC	1,612	1,215
	Admiral Group PLC	41,894	1,332,109
	Advanced Medical Solutions Group PLC	43,175	115,048
	AG Barr PLC	22,741	163,395
Ω	Airtel Africa PLC	335,725	476,793
	AJ Bell PLC	81,807	327,124
Ω	Alfa Financial Software Holdings PLC	32,485	70,790
	Alliance Pharma PLC	108,493	51,418
*	Alphawave IP Group PLC	8,835	14,501
	Anglo American PLC	89,129	2,124,629
	Anglo-Eastern Plantations PLC	5,576	49,006
	Anglogold Ashanti PLC	26,625	469,133
	Antofagasta PLC	26,624	580,277
*	AO World PLC	13,305	15,291
	Argentex Group PLC	11,174	7,783
*	Ascential PLC	92,003	354,373
	Ashmore Group PLC	87,647	234,610
	Ashtead Group PLC	59,713	3,904,746
#*	ASOS PLC	1,336	6,240
	Associated British Foods PLC	42,973	1,272,832
	AstraZeneca PLC, Sponsored ADR	92,295	6,150,539
	AstraZeneca PLC	19,840	2,630,324
	Atalaya Mining PLC	19,877	87,275
*	Auction Technology Group PLC	11,543	79,692
Ω	Auto Trader Group PLC	197,470	1,816,700
	Aviva PLC	316,219	1,726,106
	Avon Rubber PLC	7,418	87,566
	B&M European Value Retail SA	258,889	1,696,685
	Babcock International Group PLC	232,785	1,330,423
	BAE Systems PLC	116,081	1,729,196
Ω	Bakkavor Group PLC	63,468	76,471
	Balfour Beatty PLC	170,034	715,011
	Bank of Georgia Group PLC	16,230	778,579
#	Barclays PLC, Sponsored ADR	188,100	1,418,274
	Barclays PLC	992,516	1,844,420
	Barratt Developments PLC	237,576	1,619,159
	Beazley PLC	109,699	755,120
	Begbies Traynor Group PLC	13,528	18,757
	Bellway PLC	41,745	1,454,484
	Berkeley Group Holdings PLC	24,076	1,457,915
	Bloomsbury Publishing PLC	27,878	166,043
	Bodycote PLC	87,281	703,756
#*	boohoo Group PLC	222,867	102,465
	BP PLC, Sponsored ADR	396,055	13,901,530
	BP PLC	266,095	1,554,106
	Braemar PLC	11,607	41,370
	Breedon Group PLC	79,543	364,348
Ω	Bridgepoint Group PLC	42,049	143,196
	British American Tobacco PLC	127,371	3,755,356
	Britvic PLC	102,140	1,138,482
	Brooks Macdonald Group PLC	2,494	58,077
	BT Group PLC	2,096,487	2,970,159
	Bunzl PLC	25,699	1,044,401
	Burberry Group PLC	63,689	1,049,080

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Burford Capital Ltd.	51,408	$783,143
	Bytes Technology Group PLC	103,650	862,488
	C&C Group PLC	122,144	237,093
*	Capita PLC	396,458	95,343
	Capital Ltd.	31,919	34,655
	Capricorn Energy PLC	38,316	70,322
*	Card Factory PLC	119,515	140,978
*	Carnival PLC	4,905	73,693
*	Carnival PLC, ADR	650	9,854
	Castings PLC	1,541	7,041
	Centamin PLC	537,385	654,655
	Central Asia Metals PLC	51,845	108,778
	Centrica PLC	2,036,747	3,564,407
	Chemring Group PLC	38,755	172,220
	Chesnara PLC	92,760	308,721
	Clarkson PLC	4,322	194,581
	Close Brothers Group PLC	65,001	446,789
Ω	CMC Markets PLC	51,240	88,159
	Coats Group PLC	354,285	321,905
	Coca-Cola HBC AG	13,388	393,564
	Cohort PLC	4,887	36,925
	Compass Group PLC	87,291	2,404,312
	Computacenter PLC	27,841	1,017,111
Ω	ConvaTec Group PLC	174,247	530,299
	Costain Group PLC	61,092	52,579
	Cranswick PLC	16,543	843,209
	Crest Nicholson Holdings PLC	104,000	274,783
	Croda International PLC	7,547	456,807
	Currys PLC	733,383	458,538
	CVS Group PLC	16,694	356,368
*	Darktrace PLC	85,913	372,520
	DCC PLC	24,309	1,767,248
*	De La Rue PLC	19,848	21,895
*Ω	Deliveroo PLC	157,485	233,838
	DFS Furniture PLC	79,112	115,922
	Diageo PLC, Sponsored ADR	20,164	2,910,270
	Diageo PLC	46,858	1,692,411
	Diploma PLC	21,711	894,965
*	Direct Line Insurance Group PLC	403,442	860,926
	DiscoverIE Group PLC	13,612	134,385
	Domino's Pizza Group PLC	110,666	488,726
	dotdigital group PLC	20,752	25,667
	Dowlais Group PLC	313,752	358,402
	Dr Martens PLC	55,801	62,829
	Drax Group PLC	119,858	771,987
	DS Smith PLC	485,443	1,730,892
	Dunelm Group PLC	41,981	578,288
*	easyJet PLC	69,018	483,198
	Ecora Resources PLC	55,621	63,744
	EKF Diagnostics Holdings PLC	10,269	3,925
*	Elementis PLC	170,741	305,999
	Energean PLC	34,065	409,309
*	EnQuest PLC	686,836	112,101
	Entain PLC	90,571	1,103,195
	Epwin Group PLC	22,733	22,503
	Essentra PLC	79,859	174,959
*††	Evraz PLC	100,308	0
	Experian PLC	75,397	3,138,203
	FDM Group Holdings PLC	26,848	157,620

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Ferrexpo PLC	25,141	$27,700
	Firstgroup PLC	266,511	561,120
	Flowtech Fluidpower PLC	12,279	13,099
	Foresight Group Holdings Ltd.	9,136	52,477
Ω	Forterra PLC	64,879	135,492
	Foxtons Group PLC	87,948	61,456
*	Frasers Group PLC	49,437	505,814
	Fresnillo PLC	26,391	176,521
	Fuller Smith & Turner PLC, Class A	14,301	115,838
*	Fund Technologies PLC	3,342	53,104
*Ω	Funding Circle Holdings PLC	9,016	3,419
	Future PLC	15,075	135,089
	Galliford Try Holdings PLC	22,850	71,529
	Games Workshop Group PLC	11,619	1,455,396
*	Gaming Realms PLC	47,042	20,524
	Gamma Communications PLC	15,942	241,127
	GB Group PLC	51,594	183,701
*	Gem Diamonds Ltd.	49,479	7,067
	Genel Energy PLC	50,158	45,975
	Genuit Group PLC	68,103	364,208
*	Georgia Capital PLC	15,823	224,719
	Glencore PLC	1,575,387	8,335,307
*Ω	Global Ports Holding PLC	9,517	24,849
	Gooch & Housego PLC	3,971	31,786
	Grafton Group PLC	62,669	770,160
	Grainger PLC	251,989	836,826
*	Greencore Group PLC	149,646	193,118
	Greggs PLC	41,462	1,396,660
	GSK PLC	149,747	2,961,664
	GSK PLC, Sponsored ADR	79,319	3,128,341
	Gulf Keystone Petroleum Ltd.	80,045	106,138
*Ω	Gym Group PLC	51,692	69,648
	H&T Group PLC	4,726	22,263
	Haleon PLC	146,203	593,842
#	Haleon PLC, ADR	61,528	504,530
	Halfords Group PLC	98,895	223,663
	Halma PLC	23,348	646,251
	Harbour Energy PLC	97,004	340,933
	Hargreaves Lansdown PLC	117,227	1,131,172
	Hargreaves Services PLC	7,815	46,971
	Harworth Group PLC	45,760	77,374
	Hays PLC	451,624	561,981
	Headlam Group PLC	18,512	48,336
	Helical PLC	54,416	140,857
*	Helios Towers PLC	182,104	182,018
	Henry Boot PLC	23,180	55,543
	Hikma Pharmaceuticals PLC	28,355	691,778
	Hill & Smith PLC	26,470	626,561
	Hilton Food Group PLC	20,514	203,551
	Hiscox Ltd.	81,653	1,071,666
*	Hochschild Mining PLC	93,100	122,402
	Hollywood Bowl Group PLC	52,541	198,936
*Ω	Hostelworld Group PLC	8,283	15,162
	Howden Joinery Group PLC	194,268	1,967,329
	HSBC Holdings PLC	88,130	688,093
#	HSBC Holdings PLC, Sponsored ADR	230,666	9,072,094
#Ω	HSS Hire Group PLC	131,944	16,667
	Hunting PLC	55,965	232,410
Ω	Ibstock PLC	125,965	243,791

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	IDOX PLC	32,237	$27,344
	IG Group Holdings PLC	134,266	1,206,532
	IMI PLC	98,926	2,098,176
	Impax Asset Management Group PLC	19,265	132,451
	Imperial Brands PLC	131,018	3,145,104
	Inchcape PLC	163,389	1,406,902
*	Indivior PLC	61,194	1,072,616
	Informa PLC	156,879	1,540,793
	IntegraFin Holdings PLC	57,216	213,377
	InterContinental Hotels Group PLC, ADR	13,252	1,262,425
	InterContinental Hotels Group PLC	2,901	274,858
	Intermediate Capital Group PLC	101,316	2,284,169
*	International Distributions Services PLC	301,259	1,053,321
	International Personal Finance PLC	99,443	151,492
	Intertek Group PLC	41,353	2,347,224
	Investec PLC	174,636	1,136,970
	iomart Group PLC	14,564	27,167
	IP Group PLC	380,315	251,292
#*	IQE PLC	207,859	52,389
*	ITM Power PLC	11,679	8,804
	ITV PLC	1,139,168	862,875
*	IWG PLC	286,038	677,850
*	J D Wetherspoon PLC	25,650	272,587
	J Sainsbury PLC	505,272	1,725,079
*	James Fisher & Sons PLC	16,129	69,197
	James Halstead PLC	15,254	38,045
	JD Sports Fashion PLC	572,902	846,585
	JET2 PLC	20,824	350,818
*	John Wood Group PLC	248,057	491,782
	Johnson Matthey PLC	48,751	1,002,124
	Johnson Service Group PLC	113,318	210,093
	Jupiter Fund Management PLC	194,957	195,157
*Ω	Just Eat Takeaway.com NV	13,354	201,132
	Just Group PLC	352,804	380,153
	Kainos Group PLC	23,047	334,509
	Keller Group PLC	53,847	596,456
*	Kier Group PLC	156,088	252,807
*	Kin & Carta PLC	52,841	90,847
	Kingfisher PLC	509,615	1,416,895
	Kitwave Group PLC	3,570	12,450
	Knights Group Holdings PLC	2,097	3,451
	Lancashire Holdings Ltd.	82,242	631,918
	Learning Technologies Group PLC	4,309	4,395
	Legal & General Group PLC	691,879	2,225,389
	Liontrust Asset Management PLC	8,233	64,984
	Lloyds Banking Group PLC	4,263,594	2,285,522
	Lloyds Banking Group PLC, ADR	445,560	940,132
	Lok'nStore Group PLC	2,416	24,841
	London Stock Exchange Group PLC	13,816	1,562,784
	LSL Property Services PLC	21,252	71,038
Ω	Luceco PLC	17,334	30,197
	M&C Saatchi PLC	17,375	39,308
	M&G PLC	537,791	1,520,533
	Macfarlane Group PLC	47,125	75,425
	Man Group PLC	521,841	1,560,181
	Marks & Spencer Group PLC	645,282	2,016,050
	Marshalls PLC	77,169	273,833
*	Marston's PLC	338,990	134,963
	Me Group International PLC	131,516	211,323

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Mears Group PLC	44,929	$195,391
	Melrose Industries PLC	295,261	2,200,723
#*	Metro Bank Holdings PLC	34,840	15,781
	Midwich Group PLC	11,791	56,470
*	Mitchells & Butlers PLC	180,554	592,817
	Mitie Group PLC	354,992	462,552
	MJ Gleeson PLC	15,205	90,272
	Mobico Group PLC	223,611	241,973
	Mondi PLC	109,057	1,954,265
	Moneysupermarket.com Group PLC	221,868	715,860
*	Moonpig Group PLC	25,804	54,601
	Morgan Advanced Materials PLC	103,814	355,541
	Morgan Sindall Group PLC	15,768	450,934
	Mortgage Advice Bureau Holdings Ltd.	2,481	26,743
*	Motorpoint group PLC	16,165	21,442
	MP Evans Group PLC	6,317	60,792
*	N Brown Group PLC	24,360	5,494
	National Grid PLC	37,749	502,783
#	National Grid PLC, Sponsored ADR	24,845	1,677,783
	NatWest Group PLC	332,763	939,103
#	NatWest Group PLC, Sponsored ADR	158,532	906,806
	NCC Group PLC	76,123	116,680
	Next 15 Group PLC	22,775	262,215
	Next PLC	15,976	1,705,542
*	Nexxen International Ltd., ADR	968	4,859
	Ninety One PLC	119,678	266,514
	Norcros PLC	11,902	28,583
*	Ocado Group PLC	38,423	263,194
*Ω	On the Beach Group PLC	11,771	22,207
	OSB Group PLC	104,275	593,354
	Oxford Instruments PLC	14,863	415,500
*	Oxford Nanopore Technologies PLC	11,853	24,056
	Pagegroup PLC	131,499	763,869
	Pan African Resources PLC	546,500	124,502
	Paragon Banking Group PLC	89,126	793,808
	PayPoint PLC	18,753	129,994
	Pearson PLC, Sponsored ADR	104,514	1,277,161
*	Pendragon PLC	508,536	233,738
	Pennon Group PLC	55,562	494,698
	Persimmon PLC	66,064	1,216,774
*	Petra Diamonds Ltd.	17,278	11,772
*	Petrofac Ltd.	114,585	44,370
	Pets at Home Group PLC	171,299	606,676
	Pharos Energy PLC	110,586	30,037
	Phoenix Group Holdings PLC	140,348	896,070
*	Phoenix Spree Deutschland Ltd.	8,343	18,847
*	Playtech PLC	71,742	402,589
	Plus500 Ltd.	34,070	770,557
	Polar Capital Holdings PLC	17,189	98,793
	Porvair PLC	4,392	36,691
	PPHE Hotel Group Ltd.	3,538	55,167
	Premier Foods PLC	346,159	620,713
	Prudential PLC, ADR	34,364	710,648
	Prudential PLC	101,015	1,037,683
*	PureTech Health PLC	62,112	155,765
	PZ Cussons PLC	72,670	122,676
	QinetiQ Group PLC	154,165	696,243
Ω	Quilter PLC	481,384	639,283
*	Rank Group PLC	70,508	62,665

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Rathbones Group PLC	9,158	$191,571
*††	Raven Property Group Ltd.	39,205	0
	Reach PLC	128,364	100,131
	Reckitt Benckiser Group PLC	48,365	3,496,833
	Record PLC	26,759	23,756
	Redde Northgate PLC	100,289	450,306
	Redrow PLC	130,235	989,338
#	RELX PLC, Sponsored ADR	52,014	2,150,762
	RELX PLC	86,730	3,578,494
	Renew Holdings PLC	6,465	72,114
*	Renewi PLC	29,279	217,414
	Renishaw PLC	7,254	320,821
*	Renold PLC	76,389	40,307
	Rentokil Initial PLC	125,129	644,382
	RHI Magnesita NV	6,366	269,583
	Ricardo PLC	11,713	63,265
	Rightmove PLC	216,896	1,535,010
	Rio Tinto PLC	2,919	202,051
#	Rio Tinto PLC, Sponsored ADR	39,508	2,736,719
	Robert Walters PLC	14,202	78,634
*	Rockhopper Exploration PLC	3,933	553
*	Rolls-Royce Holdings PLC	719,685	2,732,248
	Rotork PLC	242,247	954,963
	RS Group PLC	89,755	889,379
	RWS Holdings PLC	89,535	270,510
	S&U PLC	1,185	30,841
*	S4 Capital PLC	21,078	11,753
Ω	Sabre Insurance Group PLC	54,083	105,681
*	Saga PLC	40,900	70,706
	Sage Group PLC	59,203	881,410
*	Savannah Energy PLC	205,545	68,378
	Savills PLC	56,587	722,818
	Schroders PLC	116,098	593,969
	Secure Trust Bank PLC	1,774	15,661
	Senior PLC	105,948	212,115
	Serco Group PLC	393,560	858,803
	Serica Energy PLC	45,102	120,547
	Severfield PLC	84,041	63,405
	Severn Trent PLC	36,169	1,188,912
	Shell PLC	37,847	1,173,346
	Shell PLC, ADR	433,805	27,290,673
*	SIG PLC	245,058	101,672
*	Sigmaroc PLC	47,898	39,534
	Sirius Real Estate Ltd.	278,299	319,618
	Smart Metering Systems PLC	21,422	258,346
	Smith & Nephew PLC, Sponsored ADR	3,616	101,356
	Smith & Nephew PLC	34,340	480,245
	Smiths Group PLC	37,720	773,020
	Softcat PLC	44,711	816,117
*	SolGold PLC	234,479	23,295
	Spectris PLC	20,469	952,902
	Speedy Hire PLC	195,133	69,728
	Spirax-Sarco Engineering PLC	5,177	651,604
Ω	Spire Healthcare Group PLC	93,859	281,292
	Spirent Communications PLC	160,726	239,765
	SSE PLC	73,462	1,564,589
*	SSP Group PLC	220,541	627,653
	St. James's Place PLC	61,562	506,797
	Standard Chartered PLC	310,696	2,348,098

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	SThree PLC	35,092	$181,584
	Strix Group PLC	44,538	40,643
*††	Studio Retail Group PLC	7,838	0
	STV Group PLC	6,164	14,688
*	Superdry PLC	28,193	7,033
*	Synthomer PLC	59,262	118,328
	Tate & Lyle PLC	102,776	810,988
	Tatton Asset Management PLC	4,491	30,202
	Taylor Wimpey PLC	1,001,064	1,868,978
	TBC Bank Group PLC	11,543	425,768
	Team Internet Group PLC	19,382	33,819
	Telecom Plus PLC	23,065	423,848
	Tesco PLC	918,715	3,329,074
*	THG PLC	233,920	195,057
Ω	TI Fluid Systems PLC	101,976	184,927
	Topps Tiles PLC	69,344	39,577
	TP ICAP Group PLC	285,348	676,064
*Ω	Trainline PLC	5,373	22,480
	Travis Perkins PLC	125,744	1,254,250
	Treatt PLC	2,195	12,983
	Tribal Group PLC	9,048	4,988
	Trifast PLC	24,484	21,801
	TT Electronics PLC	80,929	149,370
#*	Tullow Oil PLC	313,425	122,848
	Tyman PLC	53,673	207,937
	Unilever PLC, Sponsored ADR	89,020	4,334,384
	Unilever PLC	47,539	2,316,092
	United Utilities Group PLC	90,328	1,216,606
	Vanquis Banking Group PLC	77,415	115,819
	Vertu Motors PLC	184,858	154,408
	Vesuvius PLC	81,879	493,001
#*	Victoria PLC	2,360	8,339
	Victorian Plumbing Group PLC	1,261	1,414
	Victrex PLC	14,920	256,897
	Videndum PLC	15,306	63,692
	Virgin Money U.K. PLC	435,964	861,061
	Vistry Group PLC	117,409	1,485,142
	Vodafone Group PLC	3,605,212	3,064,937
	Vodafone Group PLC, Sponsored ADR	1,833	15,764
	Volex PLC	3,671	14,708
	Volution Group PLC	31,574	172,864
	Vp PLC	1,242	9,399
*Ω	Watches of Switzerland Group PLC	76,240	359,048
	Watkin Jones PLC	52,943	33,254
	Weir Group PLC	43,953	1,010,300
	WH Smith PLC	44,953	686,937
	Whitbread PLC	38,989	1,767,291
	Wickes Group PLC	91,550	181,649
	Wilmington PLC	5,594	23,038
	Wincanton PLC	43,153	235,940
*	Wise PLC, Class A	21,012	214,320
*Ω	Wizz Air Holdings PLC	1,105	27,623
	WPP PLC, Sponsored ADR	429	20,772
	WPP PLC	58,157	562,407
*	Xaar PLC	14,848	18,485
	XPS Pensions Group PLC	15,239	39,975
	Young & Co.'s Brewery PLC	4,233	40,032
	Young & Co.'s Brewery PLC, Class A	7,260	94,408
TOTAL UNITED KINGDOM			315,808,282

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (0.3%)
	ADTRAN Holdings, Inc.	21,110	$132,067
#	CRH PLC	96,137	6,898,791
	Diversified Energy Co. PLC	15,621	180,165
	Ferguson PLC	7,746	1,448,409
#	Hut 8 Corp.	3,552	26,535
*Ω	HUUUGE, Inc.	3,759	26,701
#*	Liberty Global Ltd., Class A	4,557	89,784
*	Liberty Global Ltd., Class C	11,158	233,643
	Newmont Corp., CDI	42,860	1,471,068
	Noble Corp. PLC	3,239	141,884
TOTAL UNITED STATES			10,649,047
TOTAL COMMON STOCKS			3,659,362,209
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.4%)
*	Alpargatas SA	61,393	106,320
	Banco ABC Brasil SA, 6.526%	32,995	158,835
Ω	Banco BMG SA, 11.212%	61,187	41,373
	Banco Bradesco SA, 7.254%	259,663	804,502
	Banco do Estado do Rio Grande do Sul SA Class B, 6.219%	85,225	253,728
	Banco Pan SA, 2.737%	115,999	184,029
	Banco Pine SA, 7.457%	14,400	12,033
	Centrais Eletricas Brasileiras SA Class B, 3.258%	19,800	183,197
	Centrais Eletricas de Santa Catarina SA, 10.177%	1,700	22,911
	Cia de Ferro Ligas da Bahia FERBASA, 9.009%	44,272	92,397
	Cia De Sanena Do Parana, 5.473%	227,298	258,752
	Cia Energetica de Minas Gerais, 11.204%	224,832	522,781
	Cia Energetica do Ceara Class A, 0.768%	3,900	31,566
	Companhia Paranaense de Energia Class B, 3.301%	267,100	546,125
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.606%	47,168	243,818
	Eucatex SA Industria e Comercio, 5.720%	26,314	86,042
	Gerdau SA, 7.607%	188,042	798,564
	Grazziotin SA, 10.699%	357	1,820
	Itau Unibanco Holding SA, 3.834%	219,865	1,454,702
	Marcopolo SA, 4.150%	219,947	355,154
	Petroleo Brasileiro SA, 7.820%	801,184	6,541,235
	Raizen SA, 6.959%	285,511	220,714
	Randon SA Implementos e Participacoes, 4.972%	71,363	168,526
	Schulz SA, 4.483%	39,762	52,247
	Taurus Armas SA, 9.746%	20,900	60,408
	Track & Field Co. SA, 1.321%	12,967	34,810
	Unipar Carbocloro SA Class B, 4.951%	21,017	298,176
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.577%	204,318	378,993
TOTAL BRAZIL			13,913,758
CHILE — (0.0%)
	Embotelladora Andina SA Class B, 7.290%	87,181	222,139
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 7.689%	235,543	31,152
	Grupo de Inversiones Suramericana SA, 7.805%	6,485	27,312
TOTAL COLOMBIA			58,464
GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 9.425%	8,349	815,785
Ω	Dr Ing hc F Porsche AG, 1.276%	6,329	537,344

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Draegerwerk AG & Co. KGaA, 0.401%	3,655	$187,872
	Einhell Germany AG, 1.871%	446	74,956
	FUCHS SE, 2.629%	21,128	926,114
	Henkel AG & Co. KGaA, 2.615%	19,539	1,497,831
	Jungheinrich AG, 2.184%	22,454	755,788
	Porsche Automobil Holding SE, 5.510%	18,681	932,629
	Sartorius AG, 0.422%	3,063	1,117,390
	Sixt SE, 9.669%	7,889	540,279
	STO SE & Co. KGaA, 3.439%	1,089	172,034
	Villeroy & Boch AG, 6.667%	5,018	97,612
	Volkswagen AG, 7.324%	30,974	3,983,722
TOTAL GERMANY			11,639,356
INDIA — (0.0%)
*	Sundaram Clayton Ltd.	192	25
*	TVS Holdings Ltd.	192,096	24,643
TOTAL INDIA			24,668
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	55,128	33,333
TOTAL PREFERRED STOCKS			25,891,718
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	7,729	190
*	Highfield Resources Ltd. Warrants 06/19/2024	424	0
*	Imugene Ltd. Warrants 08/31/2026	22,893	841
*	Panoramic Resources Ltd. Warrants 09/16/2024	87,701	0
TOTAL AUSTRALIA			1,031
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	12,809	0
*††	S Immo AG Rights	7,826	0
*	Strabag SE Rights	7,579	0
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 02/02/2024	1,095	1,079
*	Diagnosticos da America SA Warrants 04/30/2025	97	37
*	Empreendimentos Pague Menos SA Rights 02/28/2024	3,078	149
*	Grupo Casas Bahia SA Warrants 09/19/2024	185,942	751
*	Localiza Rent a Car SA Rights 02/05/2024	77	140
TOTAL BRAZIL			2,156
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	1,541	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	6,942	0
MALAYSIA — (0.0%)
*	Sam Engineering & Equipment M Bhd. Rights 02/09/2024	10,100	11
NETHERLANDS — (0.0%)
#*	Avantium NV Rights 02/08/2024	4,576	1,142

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

SINGAPORE — (0.0%)
*	Dyna-Mac Holdings Ltd. Warrants 10/22/2024	20,420	$1,416
*	Ezion Holdings Ltd. Warrants	328,770	0
TOTAL SINGAPORE			1,416
SOUTH KOREA — (0.0%)
*	LG Display Co. Ltd. Rights 03/07/2024	19,296	22,843
*	Samsung Pharmaceutical Co. Ltd. Rights 02/14/2024	3,967	1,085
*	Taihan Electric Wire Co. Ltd. Rights 03/12/2024	4,372	5,143
TOTAL SOUTH KOREA			29,071
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/02/2024	56,744	26,001
SWEDEN — (0.0%)
*	Viaplay Group AB Rights 02/02/2024	135,322	18,231
TAIWAN — (0.0%)
*	Bank of Kaohsiung Co. Ltd. Rights 02/23/2024	79,169	3,162
*	G Shank Enterprise Co. Ltd. Rights	2,888	1,190
*	L&K Engineering Co. Ltd. Rights 03/06/2024	1,763	3,154
*	Radium Life Tech Co. Ltd. Rights	18,349	416
TOTAL TAIWAN			7,922
THAILAND — (0.0%)
*	Better World Green PCL Warrants	293,033	0
*	Maco Corp. Warrants 01/02/2025	70,150	0
*	RS PCL Warrants 01/16/2026	13,431	2,234
TOTAL THAILAND			2,234
TOTAL RIGHTS/WARRANTS			89,215
TOTAL INVESTMENT SECURITIES (Cost $3,017,245,475)			3,685,343,142

			Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	6,305,329	72,940,043
TOTAL INVESTMENTS — (100.0%)
(Cost $3,090,184,250)^^			$3,758,283,185
As of January 31, 2024, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	121	03/15/24	$28,623,235	$29,466,525	$843,290
Total Futures Contracts			$28,623,235	$29,466,525	$843,290

World ex U.S. Core Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,468,738	$158,674,779	$19,476	$166,162,993
Austria	—	13,400,112	—	13,400,112
Belgium	2,960,484	25,835,213	—	28,795,697
Brazil	50,520,377	737,358	—	51,257,735
Canada	267,222,608	648,536	—	267,871,144
Chile	626,260	4,772,362	—	5,398,622
China	17,215,237	220,922,970	701,486	238,839,693
Colombia	1,310,678	35,929	—	1,346,607
Czech Republic	—	1,378,489	—	1,378,489
Denmark	—	79,624,758	—	79,624,758
Egypt	68,352	111,793	—	180,145
Finland	448,564	36,903,848	—	37,352,412
France	1,165,932	206,609,056	—	207,774,988
Germany	405,997	162,082,896	—	162,488,893
Greece	53,579	5,405,641	—	5,459,220
Hong Kong	24,063	41,613,022	25,223	41,662,308
Hungary	—	2,624,721	—	2,624,721
India	3,591,820	245,542,952	227,384	249,362,156
Indonesia	151,265	20,580,130	36,285	20,767,680
Ireland	—	14,950,464	—	14,950,464
Israel	1,471,397	20,419,220	—	21,890,617
Italy	100,627	73,559,172	—	73,659,799
Japan	1,823,108	581,944,085	—	583,767,193
Kuwait	4,761,885	757,081	—	5,518,966
Malaysia	—	18,105,936	—	18,105,936
Mexico	30,411,317	83,784	—	30,495,101
Netherlands	20,614,179	66,636,331	—	87,250,510
New Zealand	—	8,129,287	—	8,129,287
Norway	147,858	21,468,535	—	21,616,393
Peru	361,517	—	—	361,517
Philippines	18,752	7,883,515	33,907	7,936,174
Poland	—	12,990,908	—	12,990,908
Portugal	—	7,648,541	—	7,648,541
Qatar	—	9,728,025	—	9,728,025
Saudi Arabia	40,071	37,220,734	—	37,260,805
Singapore	—	26,093,169	37,102	26,130,271
South Africa	2,176,423	33,009,029	—	35,185,452
South Korea	649,636	147,595,787	220,610	148,466,033
Spain	446,053	61,991,730	—	62,437,783
Sweden	17,143	71,471,808	—	71,488,951
Switzerland	11,801,161	186,680,878	—	198,482,039
Taiwan	14,782,928	200,370,505	4,329	215,157,762
Thailand	19,271,644	1,486,560	—	20,758,204
Turkey	—	11,393,630	—	11,393,630
United Arab Emirates	—	20,346,146	—	20,346,146
United Kingdom	82,949,074	232,859,208	—	315,808,282
United States	7,248,753	3,400,294	—	10,649,047
Preferred Stocks
Brazil	13,872,385	41,373	—	13,913,758
Chile	—	222,139	—	222,139
Colombia	58,464	—	—	58,464
Germany	—	11,639,356	—	11,639,356
India	—	24,668	—	24,668
Philippines	—	33,333	—	33,333

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Australia	—	$1,031	—	$1,031
Brazil	—	2,156	—	2,156
Malaysia	—	11	—	11
Netherlands	—	1,142	—	1,142
Singapore	—	1,416	—	1,416
South Korea	—	29,071	—	29,071
Spain	—	26,001	—	26,001
Sweden	—	18,231	—	18,231
Taiwan	—	7,922	—	7,922
Thailand	—	2,234	—	2,234
Securities Lending Collateral	—	72,940,043	—	72,940,043
Futures Contracts**	$843,290	—	—	843,290
TOTAL	$567,101,619	$3,190,719,054	$1,305,802^	$3,759,126,475
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Selectively Hedged Global Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	4,758,424	$155,314,949
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	4,684,386	70,781,081
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,088,172	45,208,916
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $154,098,841)^^		$271,304,946
As of January 31, 2024, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	4,028,535	CAD	5,380,000	Citibank, N.A.	02/05/24	$26,694
USD	4,253,114	AUD	6,262,000	State Street Bank and Trust	02/05/24	144,532
USD	8,049,363	GBP	6,333,000	Bank of New York Mellon	02/09/24	23,120
USD	530,120	NOK	5,469,000	Citibank, N.A.	02/12/24	9,986
USD	14,597,316	JPY	2,128,921,000	Societe Generale	02/16/24	101,028
USD	617,851	SGD	822,000	Citibank, N.A.	02/20/24	4,605
USD	17,398,733	EUR	15,969,000	State Street Bank and Trust	02/21/24	127,390
HKD	3,510,000	USD	449,265	Citibank, N.A.	03/12/24	194
USD	8,180,149	HKD	63,814,000	State Street Bank and Trust	03/12/24	8,699
USD	482,121	ILS	1,754,000	Citibank, N.A.	03/18/24	526
USD	96,128	DKK	658,000	Citibank, N.A.	04/02/24	430
USD	1,808,252	DKK	12,294,000	Morgan Stanley and Co. International	04/02/24	20,245
Total Appreciation						$467,449
USD	1,748,185	SEK	18,258,000	State Street Bank and Trust	02/21/24	$(7,611)
USD	4,757,395	CHF	4,105,000	State Street Bank and Trust	02/26/24	(11,830)
HKD	3,064,000	USD	392,379	Royal Bank of Scotland	03/12/24	(30)
Total (Depreciation)						$(19,471)
Total Appreciation (Depreciation)						$447,978
As of January 31, 2024, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	14	03/15/24	$3,246,713	$3,409,350	$162,637
Total Futures Contracts			$3,246,713	$3,409,350	$162,637

Selectively Hedged Global Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$271,304,946	—	—	$271,304,946
Forward Currency Contracts**	—	$447,978	—	447,978
Futures Contracts**	162,637	—	—	162,637
TOTAL	$271,467,583	$447,978	—	$271,915,561
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2024, the Fund consisted of one hundred and two operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio,  International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2024, the DFA Commodity Strategy Portfolio held $238,522,257 in the Subsidiary, representing 20.74% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2024, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$220,075
U.S. Large Cap Value Portfolio	14,332,376
U.S. Targeted Value Portfolio	9,343,120
U.S. Small Cap Value Portfolio	10,792,207
U.S. Core Equity 1 Portfolio	12,375,409
U.S. Core Equity 2 Portfolio	13,149,759
U.S. Vector Equity Portfolio	2,475,935
U.S. Small Cap Portfolio	9,361,136
U.S. Micro Cap Portfolio	4,444,136
DFA Real Estate Securities Portfolio	4,699,012
Large Cap International Portfolio	3,958,679
International Core Equity Portfolio	24,692,322
International Small Company Portfolio	10,058,628
Global Small Company Portfolio	72,853
Japanese Small Company Portfolio	190,214
Asia Pacific Small Company Portfolio	185,153
United Kingdom Small Company Portfolio	18,475
Continental Small Company Portfolio	621,763
DFA International Real Estate Securities Portfolio	3,337,655
DFA Global Real Estate Securities Portfolio	7,464,263
DFA International Small Cap Value Portfolio	9,383,419
International Vector Equity Portfolio	2,650,384
World ex U.S. Value Portfolio	213,205
World ex U.S. Targeted Value Portfolio	648,119
World ex U.S. Core Equity Portfolio	3,130,040
Selectively Hedged Global Equity Portfolio	157,930
Emerging Markets Portfolio	3,046,957
Emerging Markets Small Cap Portfolio	3,472,702
Emerging Markets Value Portfolio	9,310,824
Emerging Markets Core Equity Portfolio	20,012,180
U.S. Large Cap Equity Portfolio	729,052
DFA Commodity Strategy Portfolio	2,792,746
DFA One-Year Fixed Income Portfolio	4,899,857

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,463,866
DFA Selectively Hedged Global Fixed Income Portfolio	993,943
DFA Short-Term Government Portfolio	1,508,329
DFA Five-Year Global Fixed Income Portfolio	9,246,839
DFA World ex U.S. Government Fixed Income Portfolio	1,175,497
DFA Intermediate Government Fixed Income Portfolio	5,962,676
DFA Short-Term Extended Quality Portfolio	5,815,441
DFA Intermediate-Term Extended Quality Portfolio	1,487,370
DFA Targeted Credit Portfolio	921,117
DFA Investment Grade Portfolio	12,017,377
DFA Inflation-Protected Securities Portfolio	5,764,157
DFA Short-Term Municipal Bond Portfolio	1,633,984
DFA Intermediate-Term Municipal Bond Portfolio	1,449,169
DFA Selective State Municipal Bond Portfolio	386,779
DFA Short-Term Selective State Municipal Bond Portfolio	172,140
DFA California Short-Term Municipal Bond Portfolio	703,213
DFA California Intermediate-Term Municipal Bond Portfolio	434,479
DFA NY Municipal Bond Portfolio	142,359
Dimensional Retirement Income Fund	73,534
Dimensional 2045 Target Date Retirement Income Fund	128,151
Dimensional 2050 Target Date Retirement Income Fund	98,241
Dimensional 2055 Target Date Retirement Income Fund	67,088
Dimensional 2060 Target Date Retirement Income Fund	52,164
Dimensional 2065 Target Date Retirement Income Fund	12,807
Dimensional 2010 Target Date Retirement Income Fund	15,969
Dimensional 2015 Target Date Retirement Income Fund	28,244
Dimensional 2020 Target Date Retirement Income Fund	86,590
Dimensional 2025 Target Date Retirement Income Fund	159,080
Dimensional 2030 Target Date Retirement Income Fund	189,701
Dimensional 2035 Target Date Retirement Income Fund	167,033
Dimensional 2040 Target Date Retirement Income Fund	142,692
DFA Short-Duration Real Return Portfolio	1,905,204
DFA Municipal Real Return Portfolio	1,587,687
DFA Municipal Bond Portfolio	608,913
World Core Equity Portfolio	726,830
DFA LTIP Portfolio	505,632
U.S. Social Core Equity 2 Portfolio	871,231
U.S. Sustainability Core 1 Portfolio	3,692,633
U.S. Sustainability Targeted Value Portfolio	339,122
International Sustainability Core 1 Portfolio	2,743,076
International Social Core Equity Portfolio	1,190,313
Global Social Core Equity Portfolio	54,520
Emerging Markets Social Core Equity Portfolio	1,200,493
VA U.S. Targeted Value Portfolio	546,349
VA U.S. Large Value Portfolio	460,959
VA International Value Portfolio	434,812
VA International Small Portfolio	290,518
VA Short-Term Fixed Portfolio	358,210

Federal Tax Cost
VA Global Bond Portfolio	$327,637
VIT Inflation-Protected Securities Portfolio	208,002
VA Global Moderate Allocation Portfolio	149,804
U.S. Large Cap Growth Portfolio	1,630,057
U.S. Small Cap Growth Portfolio	766,005
International Large Cap Growth Portfolio	473,373
International Small Cap Growth Portfolio	243,225
DFA Social Fixed Income Portfolio	607,182
DFA Diversified Fixed Income Portfolio	1,861,745
U.S. High Relative Profitability Portfolio	3,251,176
International High Relative Profitability Portfolio	1,316,208
VA Equity Allocation Portfolio	108,280
DFA MN Municipal Bond Portfolio	28,298
DFA California Municipal Real Return Portfolio	276,734
DFA Global Core Plus Fixed Income Portfolio	2,958,657
Emerging Markets Sustainability Core 1 Portfolio	897,429
Emerging Markets Targeted Value Portfolio	221,383
DFA Global Sustainability Fixed Income Portfolio	817,301
DFA Oregon Municipal Bond Portfolio	67,658
DFA Global Core Plus Real Return Portfolio	265,924
Emerging Markets ex China Core Equity Portfolio	668,310
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios' financial statements.
In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios' shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios' until the 2024 annual shareholder reports, and will have no effect on the Portfolios' accounting policies or financial statements.
OTHER
The Portfolios are subject to claims and suits that arise  from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.